UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

Annual Report
September 30, 2022
SPDR® Index Shares Funds
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

NOTES TO PERFORMANCE SUMMARIES (UNAUDITED)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg SASB Developed Markets ex US Large & Mid Cap ESG Ex-Controversies Select Index is designed to measure the performance of large- and mid-capitalization companies in developed markets (excluding the United States) that exhibit certain ESG characteristics, while also exhibiting risk and return characteristics that are comparable to those of the Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index, the “parent index", which includes stocks of large- and mid-capitalization companies from developed market countries (excluding the United States).
The Bloomberg SASB Emerging Markets Large & Mid Cap ESG Ex-Controversies Select Index is designed to measure the performance of large- and mid-capitalization companies in emerging markets that exhibit certain ESG characteristics, while also exhibiting risk and return characteristics that are comparable to those of the Bloomberg Emerging Markets Large & Mid Cap Total Return Index, the “parent index", which includes stocks of large- and mid-capitalization companies from emerging markets countries.
The EURO STOXX 50® Index is a market capitalization weighted index designed to represent the performance of some of the largest companies across components of the 20 EURO STOXX Supersector Indexes. The EURO STOXX Supersector Indexes are subsets of the EURO STOXX Index. The EURO STOXX Index is a broad yet liquid subset of the STOXX Europe 600 Index. The Index captures approximately 60% of the free-float market capitalization of the EURO STOXX Total Market Index, which in turn covers approximately 95% of the free float market capitalization of the represented countries.
The MSCI ACWI Climate Paris Aligned Index is based on the MSCI ACWI Index, its parent index, and includes large and midcap securities across 23 Developed Markets (DM) and 27 Emerging Markets (EM) countries. The index is designed to support investors seeking to reduce their exposure to transition and physical climate risks and who wish to pursue opportunities arising from the transition to a lower-carbon economy while aligning with the Paris Agreement requirements. The index incorporates the TCFD recommendations and are designed to exceed the minimum standards of the EU Paris-Aligned Benchmark.
The MSCI ACWI ex USA Index is a float-adjusted market capitalization index that is designed to measure the combined equity market performance of large- and mid-cap securities in developed and emerging market countries excluding the United States.
The MSCI EAFE ex Fossil Fuels Index is designed to measure the performance of companies in the MSCI EAFE Index that are "fossil fuel reserves free", which are defined as companies that do not own fossil fuel reserves. For purposes of the composition of the Index, fossil fuel are defined as proved and probable coal, oil or natural gas reserves used for energy purposes, but do not include metallurgical or coking coal, which is primarily used in connection with steel production.
The MSCI EAFE (Europe, Australasia, Far East) Factor Mix A-Series Index captures large- and mid-cap representation across 21 developed market EAFE countries and aims to represent the performance of value, low volatility, and quality factor strategies. The index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI EAFE Value Weighted Index and the MSCI EAFE Quality Index.
The MSCI Emerging Markets ex-Fossil Fuel Index is designed to measure the performance of companies in the MSI Emerging Markets Index that are "fossil fuel reserves free," which are defined as companies that do not won fossil fuel reserves.
The MSCI Emerging Markets (EM) Factor Mix-A-Series captures large- and mid-cap representation across 27 emerging market countries and aims to represent the performance of value, low volatility and quality factor strategies.
The MSCI World Factor Mix A-Series Index captures large-and mid-cap representation across 23 developed countries and aims to represent the performance of value, low volatility, and quality factor strategies. The index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI World Value Weighted Index, the MSCI World Minimum Volatility Index, and the MSCI World Quality Index.
The S&P® Emerging Asia Pacific BMI Index is a float-adjusted, market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging Asian Pacific markets.
The S&P Emerging Markets Dividend Opportunities Index is comprised of 100 of the highest yielding emerging markets stocks that meet certain investability requirements. The stocks must have stable or increasing three-year dividend growth and stocks must be profitable, as measured by positive earnings per share before extraordinary items, over the latest 12-month period as of the rebalancing reference date.
The S&P ® Emerging Markets Under USD2 Billion Index is a float-adjusted market capitalization weighted index designed to represent the small capitalization segment of emerging countries included in the S&P Global BMI (Broad Market Index).
See accompanying notes to financial statements.

NOTES TO PERFORMANCE SUMMARIES (UNAUDITED)  (continued)
The S&P Global Dividend Aristocrats Index is designed to measure the performance of high dividend-yield companies included in the S&P Global BMI (Broad Market Index) that have followed a managed-dividends policy of increasing or stable dividends for at least ten consecutive years. The S&P Global Infrastructure Index is comprised of 75 of the largest publicly listed infrastructure companies that meet specific investability requirements.
The S&P Global Infrastructure Index is comprised of 75 of the largest publicly listed infrastructure companies that meet specific investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global infrastructure industry, from both developed and emerging markets.
The S&P International Dividend Opportunities® Index is designed to measure the performance of the 100 high-yielding international common stocks. The selection universe for the Index is the S&P Global ex-U.S. BMI (Broad Market Index) excluding China A shares.
See accompanying notes to financial statements.

SPDR Bloomberg SASB Developed Markets Ex U.S. ESG Select ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg SASB Developed Markets Ex U.S. ESG Select ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks stocks of large- and mid-capitalization companies in developed markets, excluding companies in the US, that exhibit certain environmental, social and governance (“ESG”) characteristics. The Fund’s benchmark is the Bloomberg SASB Developed Markets ex U.S. Large & Mid Cap ESG Ex-Controversies Select Index (the “Index”).
For the period since inception on January 10, 2022 ending September 30, 2022 (the “Reporting Period”), the total return for the Fund was –25.71%, and the Index was –26.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, the cumulative effect of security misweights, and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began as global concerns about the pandemic were renewed with a new Omicron variant, and continued on with new contributions from concerns about war and accelerating inflation during the fourth quarter of 2021.
Many markets were able to rise into the first quarter of 2022, but inflation numbers continued to accelerate, and so did investors’ worries not just about more hawkish central bank actions but also about the length of time they would have to be in place. Markets began to sell off in earnest, but this time, economic concerns were compounded by geopolitical ones. Russia’s late February invasion of Ukraine sent markets reeling, particularly in Europe. Gas prices that were already climbing, particularly in the U.S., only climbed higher. Relief only came from a COVID-19 pandemic that appeared to be dwindling on an Omicron variant that was more contagious but much weaker.
There was no relief from inflation, however, as numbers continued to accelerate in the second quarter of 2022 and hit levels not seen for 40 years. In response, markets continued to decline and push into official bear market territory, with first-half losses also not seen in 40 years. Inflation continued to share headlines with war in Ukraine, COVID-19 resurgence and lockdowns in China, and confirmation that first quarter U.S. GDP growth was indeed negative.
With recession looming in the U.S., investors began to speculate that the Federal Reserve (the “Fed”) would be forced off of its most hawkish position, forcing a pullback in some of its inflation-fighting measures. As a result, markets rose strongly in July and into August in the third quarter of 2022, buoyed by the possibility of this relief. But it did not materialize, as the Fed doubled-down on its commitment to bringing down inflation. In addition, the price of natural gas skyrocketed, particularly in Europe, generating new concerns about what the economic impact would be during a cold winter. As the Reporting Period came to a close, markets continued to fall, ending on lows for the year.
The Fund’s performance was only slightly behind the performance of broader markets, such as those represented by the MSCI World ex-U.S. Index (net) which returned –25.32% over the Reporting Period. Most of the shortfall in relative performance came from the overweighting of ESG names, which in turn resulted in the underweighting of certain Energy sector names which outperformed. This underweighting detracted from relative performance.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were BHP Group Ltd, Canadian Natural Resources Limited, and Keppel Corporation Limited. The top negative contributors to the Fund’s performance during the Reporting Period were Shopify, Inc. Class A, Sony Group Corporation, and ASML Holding NV.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg SASB Developed Markets ex U.S. Large & Mid Cap ESG Ex-Controversies Select Index	Net Asset Value	Market Value	Bloomberg SASB Developed Markets ex U.S. Large & Mid Cap ESG Ex-Controversies Select Index
SINCE INCEPTION(1)	(25.71)%	(29.58)%	(26.01)%	(25.71)%	(29.58)%	(26.01)%
(1)	For the period January 10, 2022 to September 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/22, 1/11/22, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Nestle SA	2.5%
Roche Holding AG	1.8
Novartis AG	1.7
Shell PLC	1.4
ASML Holding NV	1.4
AstraZeneca PLC	1.3
Novo Nordisk A/S Class B	1.2
Toyota Motor Corp.	1.2
Unilever PLC	1.1
Royal Bank of Canada	1.1
TOTAL	14.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR Bloomberg SASB Emerging Markets ESG Select ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR Bloomberg SASB Emerging Markets ESG Select ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks stocks of large- and mid-capitalization companies in emerging markets that exhibit certain environmental, social and governance (“ESG”) characteristics. The Fund’s benchmark is the Bloomberg SASB Emerging Markets Large & Mid Cap ESG Ex-Controversies Select Index (the “Index”).
For the period since inception on January 10, 2022 ending September 30, 2022 (the “Reporting Period”), the total return for the Fund was –27.53%, and the Index was –27.06%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights and tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Emerging Markets had a difficult start to the calendar year as investor sentiment was weighed down by concerns around the Russia-Ukraine war and the tightening stance adopted by central banks in the wake of surging inflation. Rising geopolitical tensions with Russia pushed energy and commodity prices to extreme levels, which led to a surge in inflation, increased supply chain disruptions, and global growth risks. From inception to the end of the first calendar quarter of 2022, the Index fell by 6.44%. One of the main reasons for this decline was the new wave of Omicron cases of COVID-19 in China leading to lockdowns in multiple cities, putting additional pressure on Chinese equity markets. Central banks in Brazil, Taiwan, Korea, and Hong Kong announced rate hikes in line with their global peers.
Rising concerns over a global recession, domestic policy uncertainty and weaker industrial metals prices in the second calendar quarter of 2022 contributed to further declines. The Index returned –10.37% for the period.
Slowing growth, heightened inflationary pressure and rising interest rates placed further pressures in to the third calendar quarter of 2022. The Index returned –11.06% for the period.
Poland, Hungary, and the Czech Republic were among the weakest performers in the Index due to the energy crisis stemming from the Russia-Ukraine war. Colombia also performed poorly due to the fall in commodity prices. China, South Korea, and Taiwan also underperformed by a wide margin as the outlook for global trade weakened.
The Fund used index futures in order to equitize dividends and cash during the Reporting Period. The Fund’s use of index futures detracted from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Petroleo Brasileiro SA, International Holdings Company PJSC, and Petroleo Brasileiro SA Pfd. The top negative contributors to the Fund’s performance during the Reporting Period were Taiwan Semiconductor Manufacturing Co., Ltd., Samsung Electronics Co., Ltd., and Tencent Holdings Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR Bloomberg SASB Emerging Markets ESG Select ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg SASB Emerging Markets Large & Mid Cap ESG Ex-Controversies Select Index	Net Asset Value	Market Value	Bloomberg SASB Emerging Markets Large & Mid Cap ESG Ex-Controversies Select Index
SINCE INCEPTION(1)	(27.53)%	(27.30)%	(27.06)%	(27.53)%	(27.30)%	(27.06)%
(1)	For the period January 10, 2022 to September 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/22, 1/11/22, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg SASB Emerging Markets ESG Select ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.16%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR Bloomberg SASB Emerging Markets ESG Select ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6%
Tencent Holdings, Ltd.	3.1
Alibaba Group Holding, Ltd. ADR	2.3
Samsung Electronics Co., Ltd.	2.2
Meituan Class B	1.4
TOTAL	13.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR EURO STOXX 50 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the EURO STOXX 50 Index. The Fund’s benchmark is the EURO STOXX 50 Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –28.73%, and the Index was –28.92%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, the cumulative effect of security misweights and the impact of European Union (“EU") reclaims received contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
In the fourth quarter of 2021 in Europe, new mobility constraints were reintroduced in several countries to curb the spread of the fourth COVID-19 wave, but equity markets still posted positive returns over the quarter recovering from a decline in November. Industrial production struggled due to semiconductor shortage and the effect was most prominent in the automotive sector. Higher energy prices added to the rise in inflation in the region with inflation rising to 4.9% year-over-year in November, the highest reading since July 1991. The euro area manufacturing PMI flash survey was recorded at 58.0, indicating a healthy expansion in the sector. Leading into the first quarter of 2022 there were concerns over disruptions in energy supplies owing to the Russia-Ukraine War, as around 25% of Europe’s crude oil imports and 40% of natural gas imports come from Russia. Rising prices weighed down consumer sentiment as the inflation rate was revised up to 5.9%. The rise in inflation was primarily attributed to energy prices, which could worsen if disruptions were to accelerate due to the conflict. Over the second quarter of 2022 equities fell 14%. The market priced in significant rate hikes from the European Central Bank (the "ECB"), while the difference between the rate at which the Italian and German governments could borrow widened materially. Consumer confidence fell dramatically, and prices continued to rise significantly because of the reduction in gas supplies from Russia. Continuing with the downward trend of the preceding quarters, equities fell 10% over the third quarter of 2022. Rising inflation and consequent fears about the outlook for economic growth added to the sharp falls during the quarter. The ECB became more hawkish, with inflation reaching 9.1% year-over-year in August and expectations to exceed 10% in the coming months. In efforts to curb inflation, the central bank hiked its policy rate by 0.75% in September, and it is now expected to increase rates by another 0.75% in October and by 0.5% in December to bring inflation to the 2% target by year-end 2022. At the start of September, Russia completely halted gas flows through the critical Nord Stream 1 pipeline, precipitating an energy crisis. Consumer confidence fell dramatically, and prices rose significantly because of Russia's gas supply reduction.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Iberdrola SA, Universal Music Group N.V., and Deutsche Boerse AG. The top negative contributors to the Fund’s performance during the Reporting Period were SAP SE, Siemens AG, and ASML Holding NV.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
Performance Summary (Unaudited)
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Euro Stoxx 50 Index	Net Asset Value	Market Value	Euro Stoxx 50 Index
ONE YEAR	(28.73)%	(29.17)%	(28.92)%	(28.73)%	(29.17)%	(28.92)%
FIVE YEARS	(13.47)%	(14.26)%	(13.87)%	(2.85)%	(3.03)%	(2.94)%
TEN YEARS	35.10%	33.49%	32.79%	3.05%	2.93%	2.88%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.29%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
Portfolio Statistics (Unaudited)

Description	% of Net Assets
ASML Holding NV	7.0%
LVMH Moet Hennessy Louis Vuitton SE	6.4
Linde PLC	5.5
TotalEnergies SE	5.1
SAP SE	3.7
Sanofi	3.6
L'Oreal SA	3.2
Siemens AG	3.0
Schneider Electric SE	2.7
Allianz SE	2.6
TOTAL	42.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR MSCI ACWI Climate Paris Aligned ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MSCI ACWI Climate Paris Aligned ETF (the “Fund”)* seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an of the MSCI ACWI Climate Paris Aligned Index. The Fund’s benchmark is the MSCI ACWI Climate Paris Aligned Index (the “Index”).**
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –21.38%, and the Index was –21.46%**. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, transaction costs, cash drag, cumulative effect of security misweights, tax withholdings, compounding and securities lending income contributed to the difference between the Fund’s performance and that of the Index.
It was a challenging twelve months for the fund as it experienced negative returns in three of the four quarters under review. During the sole positive quarter ending December 31, 2021. Developed Market (DM) equities (of which nearly 90% of Fund is allocated to) performed strongly during the quarter, whereas Emerging Markets (EM) remained flat amid China’s underperformance. Equity markets recovered after a weak start, continuing from the previous quarter, amid strong earnings growth. The emergence of the highly infectious Omicron variant led to a spike in equity market volatility at the end of November and markets stumbled globally as rising hospitalizations in parts of Europe and concerns about the new variant dominated sentiment across regions. However, the recovery was quick as data from South Africa and the UK indicated a lower risk of severe disease and the equity markets continued with its momentum through the quarter with many stocks reaching new highs.
The Fund gave back most of the previous quarter’s gains as global economic growth and equity markets faced multiple headwinds during the quarter ending March 31st 2022. Commodity prices accelerated the trend as western countries imposed strict sanctions on Russia’s economy. On the geopolitical front, western countries stepped up sanctions on Russia’s economy, and several multinational firms continued to wind down their operations in the country in light of the Russia-Ukraine war. On the monetary policy front, the major central banks adopted a more hawkish tone in the quarter amid stubbornly high inflation. Rising geopolitical tensions with Russia pushed energy and commodity prices to extreme levels, which led to a surge in inflation, increased supply chain disruptions, and global growth risks. Energy prices rose sharply amid increasing global demand and tighter global supplies as sanctions mounted on Russia, a significant player in global energy markets.
The Fund gave up over 16% during its worst quarter under review as incoming data from key developed markets pointed toward broad-based deceleration in economic activities during the quarter ending June 30th 2022. Geopolitical risks remained elevated amid the ongoing Russia-Ukraine war and continued escalations between the United States (U.S.) and China over Taiwan. Concerns over persistent inflation, hawkish central bank actions and the ongoing Russia-Ukraine war weighed heavily on sentiment. Central banks remained in tightening mode with 54 rate-hiking actions globally in June - an all-time high. Unsurprisingly, the actions followed elevated inflation rates around the world. The expectations for the path of interest rates hikes contributed to a decline in equity valuations, along with concerns about the growth outlook. Recession fears rose due to a consumer squeeze from higher prices and borrowing costs.
Global markets declined and growth stumbled during the quarter ending September 30, 2022 as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes. After rallying early in the quarter, risk assets declined in August and September as central banks struggled with inflation amid slowing economic growth. Global monetary tightening remained on full tilt in September, with apparent implications for market volatility. Policy rates were raised for 60 countries, the highest on record. Data releases clarified that the global economy is slowing, especially in Europe. Global economic growth expectations ratcheted down amid monetary tightening and sustained high inflation, leading to more hawkish central banks. The equity market continued to be driven by the effects of decades-high inflation, aggressive interest-rate increases by the Fed and other major central banks, rising risks of recession, and lingering ripples from the pandemic and the Russia-Ukraine war.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Halliburton Company, Eli Lilly and Company, and UnitedHealth Group Incorporated. The top negative contributors to the Fund’s performance during the Reporting Period were Microsoft Corporation, Amazon.com, Inc., and Meta Platforms Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
*Prior to 4/22/2022, the SPDR® MSCI ACWI Climate Paris Aligned ETF was known as the SPDR® MSCI ACWI Low Carbon Target ETF.
**Prior to 4/22/2022, the MSCI ACWI Climate Paris Aligned Index was known as the MSCI ACWI Low Carbon Target Index. The MSCI ACWI Climate Paris Aligned Index reflects linked performance returns of both the MSCI ACWI Climate Paris Aligned Index and the MSCI ACWI Low Carbon Target Index. The index returns are reflective of the MSCI ACWI Low Carbon Target Index until 4/22/2022 and of the MSCI ACWI Climate Paris Aligned Index effective 4/22/2022.
See accompanying notes to financial statements.

SPDR MSCI ACWI Climate Paris Aligned ETF(Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	MSCI ACWI Climate Paris Aligned Index(2)	Net Asset Value(1)	Market Value(1)	MSCI ACWI Climate Paris Aligned Index(2)
ONE YEAR	(21.38)%	(21.50)%	(21.46)%	(21.38)%	(21.50)%	(21.46)%
FIVE YEARS	24.35%	23.73%	23.75%	4.46%	4.35%	4.35%
SINCE INCEPTION(3)	51.29%	50.98%	49.48%	5.42%	5.39%	5.26%
(1)	Effective 4/22/22, the Fund’s benchmark index changed from the MSCI ACWI Low Carbon Target Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index for respective periods prior to 4/22/22.
(2)	The MSCI ACWI Climate Paris Aligned Index reflects linked performance returns of both the MSCI ACWI Climate Paris Aligned Index and the MSCI ACWI Low Carbon Target Index. The index returns are reflective of the MSCI ACWI Low Carbon Target Index from fund inception until 4/22/2022 and of the MSCI ACWI Climate Paris Aligned Index effective 4/22/2022.
(3)	For the period November 25, 2014 to September 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/25/14, 11/26/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI ACWI Climate Paris Aligned ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%(effective 4/22/22). Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR MSCI ACWI Climate Paris Aligned ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Apple, Inc.	4.8%
Microsoft Corp.	3.5
Amazon.com, Inc.	2.0
Tesla, Inc.	1.5
Alphabet, Inc. Class C	1.4
UnitedHealth Group, Inc.	1.0
Johnson & Johnson	0.9
Alphabet, Inc. Class A	0.9
Schneider Electric SE	0.8
JPMorgan Chase & Co.	0.8
TOTAL	17.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MSCI ACWI ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon broad based world (ex-U.S.) equity markets. The Fund’s benchmark is the MSCI ACWI ex USA Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –24.46%, and the Index was –25.17%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, cash drag, securities lending income, compounding and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.
The Fund started off the Reporting Period with a positive return of just under 2% for the first quarter. Equity markets recovered after a weak start, continuing from the previous quarter, amid strong earnings growth. The emergence of the highly infectious Omicron variant of COVID-19 led to a spike in equity market volatility at the end of November and markets stumbled globally as rising hospitalizations in parts of Europe and concerns about the new variant dominated sentiment across regions. However, the recovery was quick as data from South Africa and the UK indicated a lower risk of severe disease and the equity markets continued with their momentum through the quarter with many stocks reaching new highs. Global equities had a rough start in the beginning of 2022 as investor sentiment was weighed down by concerns around the Russia-Ukraine war and the tightening stance adopted by central banks in the wake of surging inflation. Rising geopolitical tensions with Russia pushed energy and commodity prices to extreme levels, which led to a surge in inflation, increased supply chain disruptions, and global growth risks. The challenges continued and developed markets suffered the worst first half of a calendar year in over 50 years. The expectations for the path of interest rates hikes contributed to a decline in equity valuations, along with concerns about the growth outlook. Recession fears rose due to a consumer squeeze from higher prices and borrowing costs. Global markets declined and growth stumbled in the final quarter of the twelve month period, as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Petroleo Brasileiro SA Pfd, Nutrien Ltd., and Shell PLC Class B. The top negative contributors to the Fund’s performance during the Reporting Period were Taiwan Semiconductor Manufacturing Co., Ltd., Tencent Holdings Ltd., and ASML Holding NV.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI Ex USA Index	Net Asset Value	Market Value	MSCI ACWI Ex USA Index
ONE YEAR	(24.46)%	(24.52)%	(25.17)%	(24.46)%	(24.52)%	(25.17)%
FIVE YEARS	(2.97)%	(4.01)%	(4.00)%	(0.60)%	(0.82)%	(0.81)%
TEN YEARS	37.15%	37.00%	34.48%	3.21%	3.20%	3.01%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI ACWI ex-US ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1.7%
Nestle SA	1.7
Roche Holding AG	1.2
Tencent Holdings, Ltd.	1.0
Shell PLC	1.0
ASML Holding NV	1.0
Novo Nordisk A/S Class B	1.0
Samsung Electronics Co., Ltd. GDR	1.0
Novartis AG	0.9
LVMH Moet Hennessy Louis Vuitton SE	0.9
TOTAL	11.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MSCI EAFE Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MSCI EAFE ex Fossil Fuels Index. The Fund’s benchmark is the MSCI EAFE ex Fossil Fuels Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –27.02%, and the Index was –27.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, the cumulative effect of security misweights, tax withholdings and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began as global concerns about the pandemic persisted, but continued on with new contributions from concerns about war and accelerating inflation. As the fourth quarter of 2021 began, markets were able to turn in strong performances for October. But market confidence continued to be shaken as inflation persisted, disruptions continued to plague the global supply chain, and the Federal Reserve (the “Fed”) provided indications that stronger measures would be necessary to fight higher inflation that would no longer be described as “transitory”. The emergence of a new Omicron variant also rattled markets and added to the uncertainty.
Inflation numbers continued to accelerate in the new year, and so did investors’ worries not just about more hawkish central bank actions but also about the length of time they would have to be in place. Markets began to sell off in earnest, but this time, economic concerns were compounded by geopolitical ones. Russia’s late February invasion of Ukraine sent markets reeling, particularly in Europe. Gas prices that were already climbing, particularly in the U.S., only climbed higher. Relief only came from a COVID-19 pandemic that appeared to be dwindling on an Omicron variant that was more contagious but much weaker.
There was no relief from inflation, however, as numbers continued to accelerate in the second quarter of 2022 and hit levels not seen for 40 years. In response, markets continued to decline and push into official bear market territory, with first-half losses also not seen in 40 years. Inflation continued to share headlines with war in Ukraine, COVID-19 resurgence and lockdowns in China, and confirmation that first quarter U.S. GDP growth was indeed negative.
But with recession looming in the U.S., investors began to speculate that the Fed would be forced off of its most hawkish position, forcing a pullback in some of its inflation-fighting measures. As a result, markets rose strongly in July and into August in the third quarter of 2022, buoyed by the possibility of this relief. But it did not materialize, as the Fed doubled-down on its commitment to bringing down inflation. In addition, the price of natural gas skyrocketed, particularly in Europe, generating new concerns about what the economic impact would be during a cold winter. As the Reporting Period came to a close, markets continued to fall, ending on lows for the year.
The Fund’s performance was lower than the performance of the standard capitalization weighted MSCI EAFE Index (net), which returned –25.13% during the Reporting Period. The Energy sector was the strongest performing sector during the Reporting Period, and the Fund’s exclusion of fossil fuel names resulted in a significant underweighting to Energy. This underweighting detracted from the Fund’s performance relative to that of the MSCI EAFE Index.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Swedish Match AB, BAE Systems plc, and Argenx SE. The top negative contributors to the Fund’s performance during the Reporting Period were Toyota Motor Corp. Sponsored ADR, ASML Holding NV, and Sony Group Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI EAFE ex Fossil Fuels Index	Net Asset Value	Market Value	MSCI EAFE ex Fossil Fuels Index
ONE YEAR	(27.02)%	(27.32)%	(27.14)%	(27.02)%	(27.32)%	(27.14)%
FIVE YEARS	(5.83)%	(7.23)%	(5.85)%	(1.19)%	(1.49)%	(1.20)%
SINCE INCEPTION(1)	13.84%	13.08%	13.65%	2.21%	2.09%	2.18%
(1)	For the period October 24, 2016 to September 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/16, 10/25/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI EAFE Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Nestle SA	2.7%
Roche Holding AG	2.1
ASML Holding NV	1.5
AstraZeneca PLC	1.5
LVMH Moet Hennessy Louis Vuitton SE	1.5
Novo Nordisk A/S Class B	1.5
Novartis AG	1.5
Toyota Motor Corp.	1.2
Unilever PLC	1.0
HSBC Holdings PLC	0.9
TOTAL	15.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MSCI EAFE Strategic Factors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the European, Australasian, and Far Eastern developed equity markets. The Fund’s benchmark is the MSCI EAFE Factor Mix A- Series Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –23.29%, and the Index was –23.37%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cumulative cash drag, security misweights and tax withholding differences contributed to the difference between the Fund’s performance and that of the Index.
The Fund’s performance during the Reporting Period was dominated by market volatility. During the fourth quarter of 2021, the emergence of the highly infectious Omicron variant of COVID-19 caused markets to stumble as rising hospitalizations in parts of Europe and concerns about the new variant dominated sentiment across regions. Market volatility was exacerbated in the during the first quarter of 2022 as Western countries imposed sanctions on Russia and several multinational firms wound down their operations in the country in light of the war. Stubbornly high inflation prompted increasingly hawkish tones from major central banks, signaling expectations of six further 25bp hikes for the year.
As the calendar year progressed global economic expectations ratcheted down amid monetary tightening and sustained high inflation. Equity markets had a difficult first half of the calendar year, causing the Index to return –18.17% for the period.
The third calendar quarter of 2022 began with a relief rally but ended back in the doldrums with recession fears and central bank tightening driving market volatility.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Shell Plc, Novo Nordisk A/S Class B, and BHP Group Plc. The top negative contributors to the Fund’s performance during the Reporting Period were Tokyo Electron Ltd., Keyence Corporation, and ASML Holding NV.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund
See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI EAFE Factor Mix A-Series Index	Net Asset Value	Market Value	MSCI EAFE Factor Mix A-Series Index
ONE YEAR	(23.29)%	(23.42)%	(23.37)%	(23.29)%	(23.42)%	(23.37)%
FIVE YEARS	1.41%	0.37%	1.16%	0.28%	0.07%	0.23%
SINCE INCEPTION(1)	15.01%	14.46%	15.34%	1.69%	1.64%	1.73%
(1)	For the period June 4, 2014 to September 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI EAFE StrategicFactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR MSCI EAFE StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Roche Holding AG	2.8%
Nestle SA	2.8
Novo Nordisk A/S Class B	2.3
Novartis AG	2.0
ASML Holding NV	1.6
Unilever PLC	1.5
BHP Group, Ltd.	1.4
LVMH Moet Hennessy Louis Vuitton SE	1.3
GSK PLC	0.9
Diageo PLC	0.9
TOTAL	17.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MSCI Emerging Markets ex Fossil Fuels Index. The Fund’s benchmark is the MSCI Emerging Markets ex Fossil Fuels Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –27.26%, and the Index was –28.06%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, securities lending income, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Fund had a difficult year with negative returns in all four quarters of the Reporting Period. Within Emerging Markets, mobility picked up as increasing vaccination rates helped boost the economy, but COVID-19 related concerns re-emerged near the middle of the final quarter in 2021, leading to equity markets declining in most countries across the region. Chinese equities, in particular, significantly underperformed amid additional policy rates owing to rising inflation rates.
Early in 2022, the developments around the Russia-Ukraine war within the region remained the highlight for most of the first quarter. The impact of the war was felt most severe on commodity prices, with Russia being a major exporter of crude oil, natural gas, and wheat supplies. Russia was also the subject of several sanctions by developed countries, including the imposition of restrictions on the Central Bank of Russia’s (CBR) international reserves and the removal of some Russian banks from the SWIFT network. Consequently, the CBR hiked the policy rate to 20% to limit currency depreciation and imposed capital controls to limit outflows. Despite these measures, the Ruble collapsed, and the Russian stock exchange was closed for two weeks. On March 2, 2022, MSCI announced that it would remove Russian securities from the MSCI EM indices. The Russian equity market remains uninvestable and no longer meets market accessibility requirements.
Shortly following, the new wave of Omicron cases in China led to lockdowns in multiple cities during the second quarter of 2022, putting additional pressure on Chinese equity markets. Central banks in Brazil, Taiwan, Korea, and Hong Kong announced rate hikes in line with their global peers and the Fund fell over 15% in the three month period.
Emerging markets continued to perform negatively in the final quarter of the Reporting Period, as a result of continued slowing global growth, heightened inflation pressure, and rising interest rates.
Some Eastern Europe countries were among the weakest performers in the region due to the ongoing energy crisis stemming from the Russia-Ukraine war. Colombia performed poorly due to the fall in commodity prices. China, South Korea, and Taiwan also underperformed by a wide margin as the outlook for global trade weakened. Overall, very few countries had positive returns during the end of the Reporting Period, resulting in a Fund return decline of nearly 28% for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Saudi Arabian Mining Co., JD.com, Inc. Sponsored ADR Class A, and Netease Inc Sponsored ADR. The top negative contributors to the Fund’s performance during the Reporting Period were Taiwan Semiconductor Manufacturing Co., Ltd., Tencent Holdings Ltd., and Samsung Electronics Co., Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI Emerging Markets ex Fossil Fuels Index	Net Asset Value	Market Value	MSCI Emerging Markets ex Fossil Fuels Index
ONE YEAR	(27.26)%	(27.69)%	(28.06)%	(27.26)%	(27.69)%	(28.06)%
FIVE YEARS	(9.71)%	(11.25)%	(9.79)%	(2.02)%	(2.36)%	(2.04)%
SINCE INCEPTION(1)	9.26%	8.18%	9.17%	1.50%	1.33%	1.49%
(1)	For the period October 24, 2016 to September 30, 2021. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/16, 10/25/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Tencent Holdings, Ltd.	4.0
Samsung Electronics Co., Ltd.	3.5
Alibaba Group Holding, Ltd.	2.6
Meituan Class B	1.6
Infosys, Ltd.	1.2
China Construction Bank Corp. Class H	1.0
JD.com, Inc. Class A	1.0
ICICI Bank, Ltd.	1.0
Al Rajhi Bank	0.9
TOTAL	23.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MSCI Emerging Markets StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging equity markets of the world. The Fund’s benchmark is the MSCI Emerging Markets (EM) Factor Mix A-Series Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –22.33%, and the Index was –22.16%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, the cumulative effect of security misweights, tax withholdings and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began as global concerns about the pandemic persisted, but continued on with new contributions from concerns about war and accelerating inflation. As the fourth quarter of 2021 began, markets were able to turn in strong performances for October. But market confidence continued to be shaken as inflation persisted, disruptions continued to plague the global supply chain, and the Federal Reserve (the “Fed”) provided indications that stronger measures would be necessary to fight higher inflation that would no longer be described as “transitory”. The emergence of a new Omicron variant also rattled markets and added to the uncertainty.
Inflation numbers continued to accelerate during the first quarter of 2022, and so did investors’ worries not just about more hawkish central bank actions but also about the length of time they would have to be in place. Markets began to sell off in earnest, but this time, economic concerns were compounded by geopolitical ones. Russia’s late February invasion of Ukraine sent markets reeling, particularly in Europe. Gas prices that were already climbing, particularly in the U.S., only climbed higher. Relief only came from a COVID-19 pandemic that appeared to be dwindling on an Omicron variant that was more contagious but much weaker.
There was no relief from inflation, however, as numbers continued to accelerate in the second quarter of 2022 and hit levels not seen for 40 years. In response, markets continued to decline and push into official bear market territory, with first-half losses also not seen in 40 years. Inflation continued to share headlines with war in Ukraine, COVID-19 resurgence and lockdowns in China, and confirmation that first quarter U.S. GDP growth was indeed negative.
But with recession looming in the U.S., investors began to speculate that the Fed would be forced off of its most hawkish position, forcing a pullback in some of its inflation-fighting measures. As a result, markets rose strongly in July and into August in the third quarter of 2022, buoyed by the possibility of this relief. But it did not materialize, as the Fed doubled-down on its commitment to bringing down inflation. In addition, the price of natural gas skyrocketed, particularly in Europe, generating new concerns about what the economic impact would be during a cold winter. As the Reporting Period came to a close, markets continued to fall, ending on lows for the year.
The Fund significantly outperformed the standard capitalization weighted MSCI Emerging Markets Index (net), which returned –28.11% for the Reporting Period. This outperformance was driven by the Fund’s bias towards the quality, value and low volatility factors, all of which produced outperformance during the Reporting Period. This was particularly true of the low volatility factor, whose outperformance tends to be outstanding during down-market periods.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were New Oriental Education & Technology Group, Inc., Adani Total Gas Ltd., and Vale S.A. The top negative contributors to the Fund’s performance during the Reporting Period were Taiwan Semiconductor Manufacturing Co., Ltd., MediaTek Inc, and Samsung Electronics Co., Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI Emerging Markets Factor Mix A-Series Index	Net Asset Value	Market Value	MSCI Emerging Markets Factor Mix A-Series Index
ONE YEAR	(22.33)%	(22.77)%	(22.16)%	(22.33)%	(22.77)%	(22.16)%
FIVE YEARS	(3.42)%	(5.04)%	(0.84)%	(0.69)%	(1.03)%	(0.17)%
SINCE INCEPTION(1)	4.05%	2.92%	9.47%	0.48%	0.35%	1.09%
(1)	For the period June 4, 2014 to September 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI Emerging Markets StrategicFactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR MSCI Emerging Markets StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	2.6%
Al Rajhi Bank	2.1
Tata Consultancy Services, Ltd.	2.1
Vale SA ADR	2.0
China Construction Bank Corp. Class H	1.4
Samsung Electronics Co., Ltd.	1.4
Hindustan Unilever, Ltd.	1.3
Infosys, Ltd.	1.3
Saudi Arabian Oil Co.	1.1
Bank of China, Ltd. Class H	1.1
TOTAL	16.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR MSCI World StrategicFactors ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed equity markets of the world. The Fund’s benchmark is the MSCI World Factor Mix A-Series Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –16.24%, and the Index was –16.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Optimization and dividend tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
After a promising fourth quarter in 2021 (+7.70%), the Index retreated for the rest of the period leading to an overall loss of 16.50% for the fiscal year and essentially giving back a large percentage of the previous fiscal year’s 26.13% gain. The good times early in the period led by humanity’s re-emergence from the COVID-19 pandemic gave way to conflict, global inflation, and supply chain shortcomings. The slide started as the calendar turned to 2022 with the Index returning –4.06% in the first quarter of 2022. Investor sentiment was weighed down by concerns around the Russia-Ukraine war and the tightening stance adopted by central banks in the wake of surging inflation. The third fiscal quarter was the primary source for the overall return losing 13.11% alone during that three month stretch. During that quarter, energy and commodity prices were pushed to extreme levels as a result of the war and the trickle effect of higher fuel prices led to increased supply chain disruptions.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were UnitedHealth Group Incorporated, Eli Lilly and Company, and Vertex Pharmaceuticals Incorporated. The top negative contributors to the Fund’s performance during the Reporting Period were Meta Platforms Inc. Class A, NVIDIA Corporation, and Adobe Incorporated.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI World Factor Mix A-Series Index	Net Asset Value	Market Value	MSCI World Factor Mix A-Series Index
ONE YEAR	(16.24)%	(16.08)%	(16.50)%	(16.24)%	(16.08)%	(16.50)%
FIVE YEARS	31.47%	31.54%	30.62%	5.62%	5.64%	5.49%
SINCE INCEPTION(1)	70.61%	70.37%	68.48%	6.63%	6.61%	6.47%
(1)	For the period June 4, 2014 to September 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/4/14, 6/5/14, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI World StrategicFactors ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR MSCI World StrategicFactors ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Apple, Inc.	2.6%
Microsoft Corp.	2.4
Johnson & Johnson	1.7
UnitedHealth Group, Inc.	1.4
Nestle SA	1.3
Roche Holding AG	1.3
Merck & Co., Inc.	1.1
Visa, Inc. Class A	1.1
Alphabet, Inc. Class C	1.0
PepsiCo, Inc.	1.0
TOTAL	14.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Emerging Asia Pacific ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the Asia Pacific region. The Fund’s benchmark is the S&P Emerging Asia Pacific BMI Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –25.42%, and the Index was –25.46%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, tax withholding differences, securities lending income, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
The Index lost 0.31% in the fourth quarter of 2021. Equity markets recovered after a weak start, continuing from the previous quarter, amid strong earnings growth. The emergence of the highly infectious Omicron variant of COVID-19 led to a spike in equity market volatility at the end of November. Within the region, mobility picked up as increasing vaccination rates helped boost economy, but COVID-19 related concerns re-emerged mid-quarter, leading to equity markets declining in most countries across the region. Chinese equities, in particular, significantly underperformed global equities. Central banks across the region signaled increase in policy rates increase owing to rising inflation risks. The shortage of coal required many countries to take measures for increasing production. China in particular witnessed an improvement in external demand as well as domestic activity. The People's Bank of China showed more easing bias in its operations, while staying cautious on the aggregate level of leverage in the economy, reflecting growing concerns about downside risks to China’s economy.
The Index declined 8.37% in the first quarter of 2022. Global economic growth and equity markets faced multiple headwinds in the first quarter. Investor sentiment was weighed down by concerns around the Russia-Ukraine War and the tightening stance adopted by central banks in the wake of surging inflation. The new wave of Omicron cases in China led to lockdowns in multiple cities, putting additional pressure on Chinese equity markets. Chinese equities, in particular, significantly underperformed global equities. Central banks across the region signaled increase in policy rates increase owing to rising inflation risks.
The Index continued to the downward trend by losing another 7.53% in the second quarter of 2022. Persistent inflation pressure forced central banks to accelerate tightening, risking a hard landing. Incoming data from key developed markets pointed toward broad-based deceleration in economic activities. Geopolitical risks remained elevated amid the ongoing Russia-Ukraine War and continued escalations between the United States (U.S.) and China over Taiwan. The expectations for the path of interest rates hikes contributed to a decline in equity valuations, along with concerns about the growth outlook. Recession fears rose due to a consumer squeeze from higher prices and borrowing costs. The strengthening of the US dollar was a significant key headwind that dragged Asia Pacific equities despite positive news coming out of China. A recent study from the Chinese Center for Disease Control and Prevention raised hopes that China may be able to move beyond the heavy restrictions that have severely affected its economic activities this year.
The Index ended delivering the worst quarter of this fiscal year by dropping 11.76% in the third quarter of 2022. Global markets declined and growth stumbled in the third quarter as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes. Global economic growth expectations ratcheted down amid monetary tightening and sustained high inflation, leading to more hawkish central banks. In Asia Pacific, investor sentiment turned increasingly downbeat in the third quarter amid concerns over rising inflation, higher interest rates, and fears over a global slowdown. The Russia-Ukraine war and ongoing tensions between China and Taiwan also added to the negative sentiment during the quarter. In China, the alarming spread of COVID-19 led to fear of further lockdowns, triggering a significant slowdown in economic activity as the country continues to pursue its zero-COVID policy.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were New Oriental Education & Technology Group, Inc. Sponsored ADR, Indian Hotels Co. Ltd., and Mahindra & Mahindra Ltd. The top negative contributors to the Fund’s performance during the Reporting Period were Taiwan Semiconductor Manufacturing Co., Ltd., Tencent Holdings Ltd., and Alibaba Group Holding Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Asia Pacific Emerging BMI Index	Net Asset Value	Market Value	S&P Asia Pacific Emerging BMI Index
ONE YEAR	(25.42)%	(25.67)%	(25.46)%	(25.42)%	(25.67)%	(25.46)%
FIVE YEARS	1.57%	(0.23)%	2.13%	0.31%	(0.05)%	0.42%
TEN YEARS	52.53%	52.45%	57.15%	4.31%	4.31%	4.62%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.49%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5.0%
Tencent Holdings, Ltd.	4.3
Alibaba Group Holding, Ltd. ADR	3.1
Reliance Industries, Ltd. GDR	2.2
Meituan Class B	1.8
Infosys, Ltd. ADR	1.5
Housing Development Finance Corp., Ltd.	1.3
ICICI Bank, Ltd. ADR	1.2
China Construction Bank Corp. Class H	1.1
JD.com, Inc. ADR	1.1
TOTAL	22.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Emerging Markets Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks dividend paying securities of publicly-traded companies in emerging markets. The Fund’s benchmark is the S&P Emerging Markets Dividend Opportunities Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –20.86%, and the Index was –21.61%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
After the quiet first half of the Reporting Period, the Index has dropped double digits in the second half as inflation remained persistently high, and central banks raised aggressively, signaling larger-than-expected future hikes pointing to lower growth. Additionally emerging markets experienced rising risks of recession and lingering ripples from the pandemic and the Russia-Ukraine war. The Index has outperformed broader emerging market benchmarks by over 6% mainly due to stock selection within Information Technology and Financial sectors. On country level the fund has benefited from stocks selection in Taiwan. Russian stocks contributed over 4% of negative performance to the Fund as these stock were removed from the Index at zero. The Fund return in local currencies was higher than in USD evidencing negative impact of a stronger dollar on emerging countries.
The Fund used emerging markets Index futures in order to equitize cash and receivables during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were CEZ as, BizLink Holding Inc., and China Overseas Land & Investment Limited. The top negative contributors to the Fund’s performance during the Reporting Period were Magnit PJSC Sponsored GDR RegS, Inter RAO UES PJSC, and Shimao Group Holdings Limited.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging Markets Dividend Opportunities Index	Net Asset Value	Market Value	S&P Emerging Markets Dividend Opportunities Index
ONE YEAR	(20.86)%	(21.31)%	(21.61)%	(20.86)%	(21.31)%	(21.61)%
FIVE YEARS	(9.88)%	(11.51)%	(7.04)%	(2.06)%	(2.42)%	(1.45)%
TEN YEARS	(22.08)%	(22.92)%	(14.88)%	(2.46)%	(2.57)%	(1.60)%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Emerging Markets Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.49%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Banco Bradesco SA Preference Shares	3.7%
Banco do Brasil SA	3.6
ASE Technology Holding Co., Ltd.	3.3
China Resources Land, Ltd.	2.9
Siam Cement PCL NVDR	2.8
China Construction Bank Corp. Class H	2.7
Bank of China, Ltd. Class H	2.7
Agricultural Bank of China, Ltd. Class H	2.6
Acer, Inc.	2.6
SLC Agricola SA	2.4
TOTAL	29.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Emerging Markets Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the small capitalization segment of global emerging market countries. The Fund’s benchmark is the S&P Emerging Markets Under USD2 Billion Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –20.33%, and the Index was –20.07%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, transaction costs, cash drag, securities lending income, compounding and cumulative effect of security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
Emerging market small cap securities declined over the Reporting Period due to several factors. Geopolitical risks were elevated due to the ongoing conflict between Russia and Ukraine. The impact of the war was felt most severe on commodity prices, with Russia being a major exporter of crude oil, natural gas, and wheat supplies. In addition, the U.S. and China relationship remained strained and new waves of Omicron variant of COVID-19 cases in China led to lockdowns in multiple cities, putting additional pressure on Chinese equity markets. The Fund outperformed its large mid-cap emerging market equity counterparts, largely due to less exposure to China and Russia. A combination of rising concern over a global recession and slowing global growth, heightened inflation pressure and rising interest rates, and US dollar strength also contributed to the decline in the asset class.
The Fund used Index equity futures in order to equitize cash and dividend receivables during the Reporting Period. The Fund’s use of Index equity futures detracted from Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Thungela Resources Limited, Koolearn Technology Holding Limited, and Polaris Group. The top negative contributors to the Fund’s performance during the Reporting Period were AP Memory Technology Corp., ELAN Microelectronics Corp. and Hong Send Consolidated Berhad.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging Markets Under USD2 Billion Index	Net Asset Value	Market Value	S&P Emerging Markets Under USD2 Billion Index
ONE YEAR	(20.33)%	(20.03)%	(20.07)%	(20.33)%	(20.03)%	(20.07)%
FIVE YEARS	6.44%	5.65%	8.27%	1.26%	1.11%	1.60%
TEN YEARS	33.67%	33.18%	39.59%	2.94%	2.91%	3.39%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.65%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Alchip Technologies, Ltd.	0.3%
Far Eastern International Bank	0.3
National Industries Group Holding SAK	0.2
Gigabyte Technology Co., Ltd.	0.2
Topco Scientific Co., Ltd.	0.2
Radiant Opto-Electronics Corp.	0.2
Cia de Minas Buenaventura SAA ADR	0.2
Motus Holdings, Ltd.	0.2
AVI, Ltd.	0.2
TOTAL	2.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Global Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return of an index that tracks stocks of global companies that offer high dividend yields. The Fund’s benchmark is the S&P Global Dividend Aristocrats Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –14.69%, and the Index was –14.93%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, dividend tax withholding differences, cash, and small security mis-weights contributed to the difference between the Fund’s performance and that of the Index.
In the last quarter of 2021, the start of the Reporting Period, equity markets began recovering from the previous quarter amid strong earnings growth. The emergence of the highly infectious Omicron variant of COVID-19 led to a spike in equity market volatility at the end of November and markets stumbled globally as rising hospitalizations in parts of Europe and concerns about the new variant dominated sentiment across regions. However, the recovery was quick as data from South Africa and the UK indicated a lower risk of severe disease and the equity markets continued with its momentum through the quarter. The Fund returned 2.46% over the three months.
Global economic growth and equity markets faced multiple headwinds in the first quarter of 2022. Western countries imposed strict sanctions on Russia’s economy. Hawkish pivot by western central banks amid rising inflation also weighed on stocks. The Fund ended the quarter up 2.39%.
Persistent inflation pressure in Q2 of 2022 forced central banks to accelerate tightening. Incoming data from key developed markets pointed toward broad-based deceleration in economic activities. Markets remained volatile in the quarter and equities posted sharp declines. Concerns over persistent inflation and the ongoing Russia-Ukraine war weighed heavily on sentiment. The Fund returned –7.67% for the quarter.
Global markets declined and growth stumbled in the last quarter of the Reporting Period as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes. The overall return of the Fund for the quarter was –11.92%, largely driven by the last two months. August and September 2022 posted returns of –3.63% and –9.58% respectively.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were South Jersey Industries, Inc., H&R Block, Inc., and Exxon Mobil Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Intrum AB, Brandywine Realty Trust, and Telenor ASA.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR S&P Global Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Global Dividend Aristocrats Index	Net Asset Value	Market Value	S&P Global Dividend Aristocrats Index
ONE YEAR	(14.69)%	(14.87)%	(14.93)%	(14.69)%	(14.87)%	(14.93)%
FIVE YEARS	(0.21)%	(0.87)%	(1.52)%	(0.04)%	(0.18)%	(0.31)%
SINCE INCEPTION	35.19%	34.82%	32.57%	3.28%	3.25%	3.06%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Global Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF
Portfolio Summary (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
H&R Block, Inc.	2.6%
LTC Properties, Inc. REIT	2.0
South Jersey Industries, Inc.	1.8
Unum Group	1.8
Capital Power Corp.	1.8
Keyera Corp.	1.8
Sino Land Co., Ltd.	1.7
Enagas SA	1.6
KT&G Corp.	1.6
Electric Power Development Co., Ltd.	1.5
TOTAL	18.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P Global Infrastructure ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global infrastructure industry market. The Fund’s benchmark is the S&P Global Infrastructure Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –6.63%, and the Index was –6.72%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, securities lending income, cumulative effects of security mis-weights and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
It is said that the return performance of an Infrastructure Index tends to track the broader economic environment. Two Sectors within the Index, Industrials and Utilities, showed negative performance while the Energy sector maintained positive performance during the Reporting Period. The Energy sector proved to be the strongest single sector over the last 12 months far outpacing Utilities as the only other positive single performing sector. Much of the strong performance in energy can be attributed to general inflation, higher oil prices, and the Russia-Ukraine war that exacerbated supply chain and inflation problems. Conversely, within the Industrials Sector, investor sentiment was weighed down by concerns around the Russia-Ukraine war and the tightening stance adopted by the U.S. Federal Reserve in the wake of surging inflation. The third fiscal quarter was the worst performing quarter overall within the Reporting Period as energy and commodity prices were being pushed to extreme levels as a result of the war and the trickle effect of higher fuel prices lead to increased supply chain disruptions.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Atlantia S.p.A, Cheniere Energy, Inc., and Williams Companies, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Transurban Group Ltd., Aena SME SA, and Enel SpA.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Global Infrastructure Index	Net Asset Value	Market Value	S&P Global Infrastructure Index
ONE YEAR	(6.63)%	(6.79)%	(6.72)%	(6.63)%	(6.79)%	(6.72)%
FIVE YEARS	7.28%	6.58%	6.24%	1.42%	1.28%	1.22%
TEN YEARS	62.57%	61.76%	60.19%	4.98%	4.93%	4.82%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Global Infrastructure ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR S&P Global Infrastructure ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Atlantia SpA	5.4%
NextEra Energy, Inc.	5.1
Enbridge, Inc.	5.0
Transurban Group Stapled Security	5.0
Aena SME SA	3.7
Southern Co.	3.2
Duke Energy Corp.	3.2
Getlink SE	3.0
Cheniere Energy, Inc.	2.8
TC Energy Corp.	2.7
TOTAL	39.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P International Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks exchange-listed common stocks of companies domiciled in countries outside the United States that offer high dividend yields. The Fund’s benchmark is the S&P International Dividend Opportunities Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –19.98%, and the Index was –20.06%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fund expenses, income from securities lending, cash drag, transaction costs, compounding differences resulting from performance volatility, and slight variations between the Fund’s holdings and the Index constituents contributed to the difference between the Fund’s performance and that of the Index.
Inflation concerns and the monetary response, geopolitical tensions and market and supply disruptions related to COVID-19 were primary drivers of Fund performance during the Reporting Period The Fund started off the Reporting Period with positive returns of 3% in the first quarter. Equity markets recovered after a weak start, continuing from the previous quarter, amid strong earnings growth. The emergence of the highly infectious Omicron variant of COVID-19 led to a spike in equity market volatility at the end of November and markets stumbled globally as rising hospitalizations in parts of Europe and concerns about the new variant dominated sentiment across regions. However, the recovery was quick as data from South Africa and the UK indicated a lower risk of severe disease and the equity markets continued with its momentum through the quarter with many stocks reaching new highs. Global equities had a rough start in the beginning of 2022 as investor sentiment was weighed down by concerns around the Russia-Ukraine war and the tightening stance adopted by central banks in the wake of surging inflation. Rising geopolitical tensions with Russia pushed energy and commodity prices to extreme levels, which led to a surge in inflation, increased supply chain disruptions, and global growth risks. The challenges continued and developed markets suffered the worst first half of a calendar year in over 50 years. The expectations for the path of interest rates hikes contributed to a decline in equity valuations, along with concerns about the growth outlook. Recession fears rose due to a consumer squeeze from higher prices and borrowing costs. Global markets declined and growth stumbled in the final quarter of the twelve month period, as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes. The Fund had a negative return of –22.6% for the final three quarters of the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Banque Cantonale Vaudoise, RWE AG, and GSK plc. The top negative contributors to the Fund’s performance during the Reporting Period were Enel SpA, Telenor ASA, and Vonovia SE.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P International Dividend Opportunities Index	Net Asset Value	Market Value	S&P International Dividend Opportunities Index
ONE YEAR	(19.98)%	(20.24)%	(20.06)%	(19.98)%	(20.24)%	(20.06)%
FIVE YEARS	(10.18)%	(11.17)%	(9.34)%	(2.13)%	(2.34)%	(1.94)%
TEN YEARS	4.40%	3.79%	8.48%	0.43%	0.37%	0.82%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P International Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Enel SpA	1.7%
China Construction Bank Corp. Class H	1.7
E.ON SE	1.6
Bouygues SA	1.6
Enagas SA	1.5
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.5
Allianz SE	1.5
SBI Holdings, Inc.	1.5
Holcim AG	1.5
Telenor ASA	1.5
TOTAL	15.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 7.3%
Australia & New Zealand Banking Group, Ltd.	4,973	$ 72,900
BHP Group, Ltd.	5,032	124,625
Commonwealth Bank of Australia	1,849	107,825
CSL, Ltd.	465	85,213
Dexus REIT	8,015	39,783
Fortescue Metals Group, Ltd.	1,205	13,031
Goodman Group REIT	680	6,899
GPT Group REIT	15,624	38,474
Macquarie Group, Ltd.	293	28,774
Mineral Resources, Ltd.	105	4,439
Mirvac Group REIT	8,289	10,366
National Australia Bank, Ltd.	4,634	85,837
Newcrest Mining, Ltd.	734	7,985
Origin Energy, Ltd.	875	2,908
QBE Insurance Group, Ltd.	529	3,922
Rio Tinto PLC	1,053	57,551
Rio Tinto, Ltd.	316	18,974
Santos, Ltd.	934	4,258
Stockland REIT	9,309	19,572
Suncorp Group, Ltd.	1,459	9,409
Transurban Group Stapled Security	3,389	26,888
Vicinity Centres REIT	8,004	8,929
Wesfarmers, Ltd.	784	21,534
Westpac Banking Corp.	3,852	51,118
Woodside Energy Group, Ltd.	1,846	37,577
Woolworths Group, Ltd.	783	17,091
		905,882
AUSTRIA — 0.4%
Erste Group Bank AG	251	5,567
Mondi PLC	2,122	33,021
OMV AG	250	9,152
Verbund AG	45	3,855
		51,595
BELGIUM — 0.8%
Ageas SA/NV	347	12,727
Anheuser-Busch InBev SA/NV	951	43,550
KBC Group NV	337	16,065
Solvay SA	257	20,051
UCB SA	51	3,553
Umicore SA	156	4,605
		100,551
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	245	7,975
Yara International ASA	165	5,804
		13,779
CANADA — 10.6%
Agnico Eagle Mines, Ltd.	357	15,163
Bank of Montreal	939	82,737
Bank of Nova Scotia	1,272	60,820
Barrick Gold Corp.	2,052	31,974
Security Description	Shares	Value
BCE, Inc.	372	$ 15,681
Brookfield Asset Management, Inc. Class A	621	25,540
CAE, Inc. (a)	374	5,768
Canadian Imperial Bank of Commerce	1,244	54,738
Canadian National Railway Co.	900	97,713
Canadian Natural Resources, Ltd.	1,147	53,675
Canadian Pacific Railway, Ltd.	1,139	76,436
Cenovus Energy, Inc.	1,372	21,188
CGI, Inc. (a)	227	17,180
Enbridge, Inc.	2,578	96,099
Franco-Nevada Corp.	198	23,776
IGM Financial, Inc.	400	10,020
Loblaw Cos., Ltd.	36	2,866
Magna International, Inc.	189	9,014
National Bank of Canada	389	24,511
Nutrien, Ltd.	499	41,836
Open Text Corp.	340	9,034
Pembina Pipeline Corp.	306	9,344
Power Corp. of Canada	684	15,496
Royal Bank of Canada	1,543	139,662
Shopify, Inc. Class A (a)	880	23,818
Sun Life Financial, Inc.	890	35,579
Suncor Energy, Inc.	1,232	34,878
TC Energy Corp.	1,043	42,235
Teck Resources, Ltd. Class B	824	25,193
TELUS Corp.	996	19,883
Thomson Reuters Corp.	210	21,672
Toronto-Dominion Bank	2,108	129,973
Tourmaline Oil Corp.	100	5,225
WSP Global, Inc.	307	33,988
		1,312,715
CHILE — 0.0% (b)
Antofagasta PLC	341	4,246
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	1,500	4,997
Budweiser Brewing Co. APAC, Ltd. (c)	1,800	4,712
NXP Semiconductors NV	261	38,500
Prosus NV (a)	709	37,486
		85,695
DENMARK — 2.0%
AP Moller - Maersk A/S Class B	4	7,307
Carlsberg AS Class B	120	14,131
Coloplast A/S Class B	232	23,714
DSV A/S	88	10,389
Novo Nordisk A/S Class B	1,531	153,586
Novozymes A/S Class B	189	9,542
Orsted A/S (c)	168	13,447
Vestas Wind Systems A/S	986	18,398
		250,514
FINLAND — 1.5%
Elisa Oyj	120	5,449

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Fortum Oyj	302	$ 4,074
Kesko Oyj Class B	237	4,445
Kone Oyj Class B	303	11,758
Neste Oyj	461	20,233
Nokia Oyj	8,197	35,497
Nordea Bank Abp	1,674	14,431
Sampo Oyj Class A	654	28,037
Stora Enso Oyj Class R	1,745	22,377
UPM-Kymmene Oyj	1,310	41,811
		188,112
FRANCE — 9.8%
Aeroports de Paris (a)	30	3,497
Air Liquide SA	354	40,769
Alstom SA	452	7,415
Amundi SA (c)	255	10,732
AXA SA	3,655	80,474
BioMerieux	102	8,134
BNP Paribas SA	1,410	60,232
Bureau Veritas SA	942	21,207
Capgemini SE	333	53,990
Carrefour SA	1,178	16,405
Cie de Saint-Gobain	466	16,914
Cie Generale des Etablissements Michelin SCA	1,641	37,224
Danone SA	1,599	76,083
Dassault Systemes SE	175	6,126
Edenred	117	5,428
Electricite de France SA	1,460	17,006
Engie SA	1,849	21,450
EssilorLuxottica SA	196	26,949
Gecina SA REIT	150	11,822
Hermes International	12	14,307
Kering SA	82	36,836
Legrand SA	188	12,277
L'Oreal SA	326	105,471
LVMH Moet Hennessy Louis Vuitton SE	215	128,565
Orange SA	736	6,668
Pernod Ricard SA	293	54,207
Renault SA (a)	209	5,727
Sanofi	1,180	90,629
Societe Generale SA	811	16,220
Teleperformance	118	30,160
TotalEnergies SE	2,373	112,225
Veolia Environnement SA	930	17,957
Vinci SA	635	51,738
Vivendi SE	602	4,702
Worldline SA (a)(c)	238	9,485
		1,219,031
GERMANY — 7.0%
adidas AG	157	18,284
Allianz SE	569	90,191
BASF SE	878	34,061
Bayerische Motoren Werke AG	395	27,083
Security Description	Shares	Value
Bayerische Motoren Werke AG Preference Shares	24	$ 1,573
Beiersdorf AG	150	14,834
Carl Zeiss Meditec AG	30	3,158
Covestro AG (c)	304	8,797
Deutsche Bank AG	1,964	14,711
Deutsche Boerse AG	149	24,559
Deutsche Lufthansa AG (a)	1,008	5,844
Deutsche Post AG	1,242	37,858
Deutsche Telekom AG	3,488	59,770
E.ON SE	1,666	12,887
Hapag-Lloyd AG (c)	14	2,396
HeidelbergCement AG	141	5,643
Henkel AG & Co. KGaA Preference Shares	246	14,705
Henkel AG & Co. KGaA	113	6,454
Infineon Technologies AG	1,456	32,393
Knorr-Bremse AG	90	3,913
Mercedes-Benz Group AG	973	49,900
Merck KGaA	222	36,276
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	236	57,221
Puma SE	192	9,023
RWE AG	593	21,953
SAP SE	1,425	117,432
Sartorius AG Preference Shares	13	4,548
Siemens AG	882	87,442
Symrise AG	154	15,155
Telefonica Deutschland Holding AG	4,339	8,812
Volkswagen AG	4	661
Volkswagen AG Preference Shares	130	16,098
Vonovia SE	721	15,688
Zalando SE (a)(c)	355	7,036
		866,359
HONG KONG — 1.8%
AIA Group, Ltd.	12,400	103,387
CLP Holdings, Ltd.	2,500	18,902
Hang Lung Properties, Ltd.	3,000	4,922
Hong Kong Exchanges & Clearing, Ltd.	1,100	37,779
Prudential PLC	2,549	25,433
Swire Pacific, Ltd. Class A	1,000	7,484
Swire Properties, Ltd.	6,600	14,209
Techtronic Industries Co., Ltd.	1,500	14,494
		226,610
IRELAND — 0.5%
CRH PLC	1,314	42,570
Flutter Entertainment PLC (a)	49	5,424
Kerry Group PLC Class A	108	9,649
		57,643
ISRAEL — 0.1%
Bank Hapoalim BM	1,272	10,817

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
ITALY — 2.6%
Assicurazioni Generali SpA	3,127	$ 42,948
Coca-Cola HBC AG (a)	771	16,301
Enel SpA	15,086	62,426
Eni SpA	3,139	33,550
Intesa Sanpaolo SpA ADR	32,765	54,657
Mediobanca Banca di Credito Finanziario SpA	452	3,569
Nexi SpA (a)(c)	1,283	10,485
Poste Italiane SpA (c)	3,641	27,786
Prysmian SpA	162	4,701
Terna - Rete Elettrica Nazionale	972	5,951
UniCredit SpA	2,802	28,707
UnipolSai Assicurazioni SpA	17,528	36,575
		327,656
JAPAN — 19.1%
Advantest Corp.	300	13,887
Aeon Co., Ltd.	800	14,942
AGC, Inc.	600	18,612
Aisin Corp.	200	5,126
Ajinomoto Co., Inc.	1,000	27,372
ANA Holdings, Inc. (a)	700	13,145
Asahi Group Holdings, Ltd.	800	24,783
Asahi Kasei Corp.	1,400	9,242
Astellas Pharma, Inc.	2,600	34,434
Bandai Namco Holdings, Inc.	100	6,517
Bridgestone Corp.	1,500	48,385
Canon, Inc.	1,300	28,489
Chugai Pharmaceutical Co., Ltd.	400	10,020
CyberAgent, Inc.	900	7,573
Dai Nippon Printing Co., Ltd.	900	18,032
Dai-ichi Life Holdings, Inc.	1,400	22,169
Daiichi Sankyo Co., Ltd.	1,800	50,265
Daikin Industries, Ltd.	300	46,209
Daiwa House Industry Co., Ltd.	900	18,302
Daiwa Securities Group, Inc.	2,900	11,348
Denso Corp.	500	22,750
Eisai Co., Ltd.	300	16,061
ENEOS Holdings, Inc.	4,900	15,745
FANUC Corp.	200	27,994
Fuji Electric Co., Ltd.	300	10,964
FUJIFILM Holdings Corp.	500	22,830
Fujitsu, Ltd.	200	21,811
Hitachi, Ltd.	1,200	50,688
Honda Motor Co., Ltd.	2,100	45,512
Hoya Corp.	200	19,179
Inpex Corp.	1,200	11,267
Isuzu Motors, Ltd.	400	4,413
Itochu Techno-Solutions Corp.	300	7,026
Japan Real Estate Investment Corp. REIT	9	37,120
JFE Holdings, Inc.	500	4,632
Kansai Electric Power Co., Inc.	300	2,512
Kao Corp.	1,300	52,972
KDDI Corp.	1,300	38,108
Keyence Corp.	100	33,093
Security Description	Shares	Value
Kirin Holdings Co., Ltd.	2,100	$ 32,310
Komatsu, Ltd.	1,800	32,470
Kubota Corp.	2,200	30,459
Kyocera Corp.	100	5,043
Lixil Corp.	400	5,856
Makita Corp.	200	3,867
MEIJI Holdings Co., Ltd.	200	8,885
MINEBEA MITSUMI, Inc.	200	2,956
Mitsubishi Corp.	800	21,931
Mitsubishi Electric Corp.	3,800	34,247
Mitsubishi Estate Co., Ltd.	1,500	19,654
Mitsubishi Heavy Industries, Ltd.	300	9,961
Mitsubishi UFJ Financial Group, Inc.	7,800	35,108
Mitsui & Co., Ltd.	500	10,671
Mitsui Fudosan Co., Ltd.	1,000	19,030
Mitsui OSK Lines, Ltd.	200	3,595
MS&AD Insurance Group Holdings, Inc.	1,100	29,152
Murata Manufacturing Co., Ltd.	500	22,909
NEC Corp.	1,000	31,953
Nidec Corp.	300	16,850
Nintendo Co., Ltd.	1,000	40,444
Nippon Steel Corp.	1,000	13,862
Nippon Telegraph & Telephone Corp.	1,600	43,177
Nippon Yusen KK	300	5,113
Nissan Motor Co., Ltd.	3,200	10,174
Nissin Foods Holdings Co., Ltd.	100	6,957
Nomura Holdings, Inc.	4,400	14,543
Nomura Research Institute, Ltd.	1,000	24,526
NTT Data Corp.	1,500	19,337
Obayashi Corp.	1,600	10,258
Olympus Corp.	1,300	24,955
Omron Corp.	400	18,283
Ono Pharmaceutical Co., Ltd.	500	11,679
Oriental Land Co., Ltd.	100	13,614
Panasonic Holdings Corp.	3,800	26,634
Recruit Holdings Co., Ltd.	1,300	37,371
Renesas Electronics Corp. (a)	900	7,474
Ricoh Co., Ltd.	2,400	17,509
Rohm Co., Ltd.	100	6,536
Secom Co., Ltd.	200	11,435
Seiko Epson Corp.	400	5,444
Sekisui Chemical Co., Ltd.	2,100	25,651
Sekisui House, Ltd.	1,600	26,540
Shimadzu Corp.	400	10,487
Shin-Etsu Chemical Co., Ltd.	300	29,701
Shionogi & Co., Ltd.	200	9,657
Shiseido Co., Ltd.	700	24,451
SoftBank Group Corp.	800	27,082
Sompo Holdings, Inc.	400	15,923
Sony Group Corp.	1,400	89,816
Subaru Corp.	400	5,988
Sumitomo Corp.	900	11,208
Sumitomo Electric Industries, Ltd.	1,300	13,149
Suzuki Motor Corp.	300	9,287
Sysmex Corp.	300	16,100

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Takeda Pharmaceutical Co., Ltd.	2,200	$ 57,255
TDK Corp.	400	12,311
Terumo Corp.	900	25,331
TIS, Inc.	200	5,299
Tokio Marine Holdings, Inc.	2,700	47,846
Tokyo Electron, Ltd.	200	49,328
TOPPAN, INC.	500	7,441
Toray Industries, Inc.	1,200	5,901
TOTO, Ltd.	900	29,970
Toyota Motor Corp.	11,000	142,568
Toyota Tsusho Corp.	200	6,190
Unicharm Corp.	500	16,408
Yamaha Corp.	300	10,653
Yamaha Motor Co., Ltd.	600	11,221
Yaskawa Electric Corp.	100	2,877
Z Holdings Corp.	3,100	8,143
		2,373,543
LUXEMBOURG — 0.1%
ArcelorMittal SA	537	10,871
MACAU — 0.1%
Sands China, Ltd. (a)	3,600	9,034
NETHERLANDS — 5.3%
ABN AMRO Bank NV (c)	824	7,449
Adyen NV (a)(c)	11	14,028
Aegon NV	5,103	20,506
Akzo Nobel NV	395	22,568
ASML Holding NV	392	166,512
Heineken Holding NV	598	41,301
Heineken NV	691	60,830
ING Groep NV	2,921	25,348
Koninklijke Ahold Delhaize NV	721	18,460
Koninklijke DSM NV	239	27,499
Koninklijke KPN NV	4,727	12,837
Koninklijke Philips NV	1,143	17,916
NN Group NV	411	16,093
Randstad NV	125	5,459
Shell PLC	6,759	169,500
Wolters Kluwer NV	259	25,353
		651,659
NORWAY — 0.6%
Aker BP ASA	141	4,045
Equinor ASA	841	27,636
Mowi ASA	414	5,262
Norsk Hydro ASA	3,050	16,469
Orkla ASA	3,169	23,032
		76,444
PORTUGAL — 0.5%
EDP - Energias de Portugal SA	9,214	40,078
Jeronimo Martins SGPS SA	1,084	20,230
		60,308
SINGAPORE — 0.7%
CapitaLand Integrated Commercial Trust REIT	3,600	4,817
Security Description	Shares	Value
DBS Group Holdings, Ltd.	1,600	$ 37,232
Keppel Corp., Ltd.	2,500	12,109
Sea, Ltd. ADR (a)	181	10,145
STMicroelectronics NV	905	28,588
		92,891
SPAIN — 3.0%
Acciona SA	79	13,977
Aena SME SA (a)(c)	133	13,928
Amadeus IT Group SA (a)	515	24,172
Banco Bilbao Vizcaya Argentaria SA	7,726	34,971
Banco Santander SA	16,871	39,625
CaixaBank SA	7,470	24,230
Cellnex Telecom SA (c)	428	13,329
Endesa SA	2,281	34,457
Ferrovial SA	446	10,220
Grifols SA (a)	289	2,515
Iberdrola SA	7,704	72,317
Industria de Diseno Textil SA	681	14,197
Naturgy Energy Group SA	732	17,017
Red Electrica Corp. SA	297	4,571
Repsol SA (a)	1,743	20,157
Siemens Gamesa Renewable Energy SA (a)	585	10,273
Telefonica SA	7,624	25,215
		375,171
SWEDEN — 1.8%
Alfa Laval AB	343	8,605
Alleima AB (a)	535	1,678
Assa Abloy AB Class B	1,127	21,296
Atlas Copco AB Class A	1,645	15,535
Atlas Copco AB Class B	529	4,446
Boliden AB (a)	249	7,776
Castellum AB	252	2,842
Epiroc AB Class A	448	6,465
Epiroc AB Class B	165	2,096
Essity AB Class B	634	12,614
Investor AB Class B	1,136	16,745
Nibe Industrier AB Class B	898	8,100
Sandvik AB	1,594	21,912
SKF AB Class B	767	10,384
Svenska Cellulosa AB SCA Class B	291	3,723
Tele2 AB Class B	879	7,604
Telefonaktiebolaget LM Ericsson Class B	3,698	21,823
Telia Co. AB	7,620	21,993
Volvo AB Class A	104	1,544
Volvo AB Class B	1,399	19,928
Volvo Car AB Class B (a)	468	2,055
		219,164
SWITZERLAND — 7.5%
ABB, Ltd.	3,058	80,159
Alcon, Inc.	380	22,447
Cie Financiere Richemont SA Class A	317	30,365

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Credit Suisse Group AG (a)	1,464	$ 5,914
Geberit AG	134	58,202
Givaudan SA	9	27,459
Holcim AG (a)	1,394	58,040
Logitech International SA	203	9,477
Lonza Group AG	59	29,151
Novartis AG	2,716	208,422
Partners Group Holding AG	6	4,905
Roche Holding AG	679	223,137
SGS SA	9	19,431
Sika AG	78	15,905
Sonova Holding AG	78	17,435
Straumann Holding AG	45	4,199
Swisscom AG	32	15,069
UBS Group AG	3,891	57,223
Zurich Insurance Group AG	105	42,139
		929,079
UNITED KINGDOM — 10.6%
3i Group PLC	1,961	23,926
Ashtead Group PLC	320	14,596
AstraZeneca PLC	1,467	162,844
Aviva PLC	6,664	28,878
Barclays PLC	16,938	27,284
Barratt Developments PLC	1,970	7,525
Berkeley Group Holdings PLC	219	8,060
BP PLC	15,986	77,287
BT Group PLC	8,760	11,867
CNH Industrial NV	2,305	26,262
Coca-Cola Europacific Partners PLC	416	17,730
Compass Group PLC	786	15,837
Croda International PLC	213	15,327
Diageo PLC	3,075	130,354
Experian PLC	953	28,309
HSBC Holdings PLC	17,477	91,168
Informa PLC	2,318	13,435
Intertek Group PLC	222	9,187
Kingfisher PLC	2,884	7,096
Land Securities Group PLC REIT	4,109	23,934
Legal & General Group PLC	7,491	18,104
Lloyds Banking Group PLC	84,429	39,009
London Stock Exchange Group PLC	229	19,500
National Grid PLC	1,692	17,585
NatWest Group PLC	3,716	9,371
Pearson PLC	2,043	19,768
Reckitt Benckiser Group PLC	768	51,233
RELX PLC	2,779	68,310
Rentokil Initial PLC	2,419	12,894
Rolls-Royce Holdings PLC (a)	5,100	3,962
Segro PLC REIT	559	4,699
Severn Trent PLC	281	7,387
Smith & Nephew PLC	1,284	15,057
Security Description	Shares	Value
Smiths Group PLC	318	$ 5,360
Spirax-Sarco Engineering PLC	94	10,913
SSE PLC	1,433	24,435
Standard Chartered PLC	1,619	10,244
Tesco PLC	11,477	26,495
Unilever PLC	3,156	139,829
United Utilities Group PLC	1,951	19,357
Vodafone Group PLC	37,008	41,775
WPP PLC	838	7,016
		1,313,209
UNITED STATES — 4.6%
Ferguson PLC	36	3,779
GSK PLC	5,357	78,087
Nestle SA	2,892	314,631
Schneider Electric SE	848	97,147
Stellantis NV	3,730	44,843
Swiss Re AG	375	27,874
		566,361
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	476	8,124
TOTAL COMMON STOCKS (Cost $16,610,048)		12,307,063

SHORT-TERM INVESTMENT — 0.0% (b)
State Street ESG Liquid Reserves Fund, Premier Class 2.99% (d)(e) (Cost $3,620)	3,620	3,621
TOTAL INVESTMENTS — 99.2% (Cost $16,613,668)		12,310,684
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		103,758
NET ASSETS — 100.0%		$ 12,414,442
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,307,063	$—	$—	$12,307,063
Short-Term Investment	3,621	—	—	3,621
TOTAL INVESTMENTS	$12,310,684	$—	$—	$12,310,684
Sector Breakdown as of September 30, 2022

		% of Net Assets
	Financials	20.5%
	Industrials	13.9
	Health Care	12.0
	Consumer Staples	11.9
	Consumer Discretionary	8.7
	Information Technology	8.0
	Materials	7.6
	Energy	6.5
	Communication Services	3.9
	Utilities	3.7
	Real Estate	2.5
	Short-Term Investment	0.0 *
	Other Assets in Excess of Liabilities	0.8
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 1/11/2022*	Value at 1/11/2022*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street ESG Liquid Reserves Fund, Premier Class	—	$—	$731,244	$727,635	$11	$1	3,620	$3,621	$249
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 98.0%
BRAZIL — 4.0%
Ambev SA	11,036	$ 31,707
B3 SA - Brasil Bolsa Balcao	16,136	38,932
Banco Bradesco SA Preference Shares	8,504	31,193
Banco Bradesco SA	1,954	5,892
Banco BTG Pactual SA (a)	1,244	5,706
Banco BTG Pactual SA Preference Shares	1,304	1,403
Banco BTG Pactual SA (a)	948	2,289
Banco do Brasil SA	3,856	27,461
Banco Santander Brasil SA	8,840	49,586
Braskem SA Class A, Preference Shares	888	4,308
BRF SA (b)	1,762	4,196
Centrais Eletricas Brasileiras SA	974	7,738
Centrais Eletricas Brasileiras SA Class B, Preference Shares	356	2,972
Cia de Saneamento Basico do Estado de Sao Paulo	532	4,878
Cia Energetica de Minas Gerais Preference Shares	7,712	15,342
Cia Energetica de Minas Gerais	2	6
Cosan SA	2,076	6,671
Energisa SA	592	4,585
Engie Brasil Energia SA	2,162	15,393
Gerdau SA Preference Shares	1,840	8,314
Hapvida Participacoes e Investimentos SA (c)	3,247	4,544
Itau Unibanco Holding SA Preference Shares	13,704	71,094
Itausa SA Preference Shares	4,448	8,001
Klabin SA	1,484	4,980
Klabin SA Preference Shares	3,560	2,396
Localiza Rent a Car SA	907	10,244
Lojas Renner SA	1,484	7,641
Natura & Co. Holding SA	3,084	8,399
Petroleo Brasileiro SA Preference Shares	4,099	22,583
Petroleo Brasileiro SA	3,380	20,672
Rede D'Or Sao Luiz SA (c)	1,244	6,835
Rumo SA	1,304	4,455
Sendas Distribuidora SA	1,188	3,855
Suzano SA	1,600	13,164
Telefonica Brasil SA	1,956	14,642
TIM SA	5,280	11,792
Vibra Energia SA	2,492	7,948
WEG SA	2,788	16,567
		508,384
CHILE — 0.7%
Banco de Chile	112,213	9,977
Banco de Credito e Inversiones SA	143	3,672
Banco Santander Chile	447,069	15,784
Cencosud SA	2,583	3,303
Security Description	Shares	Value
Empresas CMPC SA	3,229	$ 4,966
Empresas COPEC SA	1,817	11,762
Enel Americas SA	167,234	17,807
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	313	29,440
		96,711
CHINA — 36.0%
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	2,800	6,842
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	351	5,311
AECC Aviation Power Co., Ltd. Class A	800	4,707
Agricultural Bank of China, Ltd. Class H	27,000	8,083
Aier Eye Hospital Group Co., Ltd. Class A	3,576	14,381
Air China, Ltd. Class A (b)	4,000	5,874
Alibaba Group Holding, Ltd. ADR (b)	3,635	290,764
Alibaba Health Information Technology, Ltd. (b)	10,000	4,586
Aluminum Corp. of China, Ltd. Class A	11,900	6,894
Angang Steel Co., Ltd. Class A	14,100	5,300
Angel Yeast Co., Ltd. Class A	600	3,499
Anhui Conch Cement Co., Ltd. Class A	3,100	12,528
ANTA Sports Products, Ltd.	2,436	25,819
Avary Holding Shenzhen Co., Ltd. Class A	2,200	7,996
Baidu, Inc. ADR (b)	592	69,554
Bank of Beijing Co., Ltd. Class A	10,100	5,823
Bank of China, Ltd. Class H	31,000	10,149
Bank of Communications Co., Ltd. Class A	38,800	25,144
Bank of Hangzhou Co., Ltd. Class A	5,700	11,393
Bank of Nanjing Co., Ltd. Class A	9,100	13,428
Bank of Ningbo Co., Ltd. Class A	3,400	15,047
Baoshan Iron & Steel Co., Ltd. Class A	15,500	11,436
BeiGene, Ltd. ADR (b)	120	16,178
Beijing Kingsoft Office Software, Inc. Class A	217	6,121
Beijing New Building Materials PLC Class A	800	2,699
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	290	4,654
Bilibili, Inc. ADR (b)	572	8,763
Bloomage Biotechnology Corp., Ltd. Class A	244	4,484

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
BOE Technology Group Co., Ltd. Class A	44,800	$ 20,549
BYD Co., Ltd. Class A	1,000	35,349
Caitong Securities Co., Ltd. Class A	3,710	3,518
CGN Power Co., Ltd. Class A	12,581	4,659
Chaozhou Three-Circle Group Co., Ltd. Class A	700	2,557
Chengxin Lithium Group Co., Ltd. Class A	500	3,279
China CITIC Bank Corp., Ltd. Class H	49,000	19,475
China Conch Venture Holdings, Ltd.	1,000	1,595
China Construction Bank Corp. Class H	172,000	99,476
China CSSC Holdings, Ltd. Class A	1,000	3,177
China Eastern Airlines Corp., Ltd. Class A (b)	10,800	7,393
China Feihe, Ltd. (c)	4,000	2,803
China Gas Holdings, Ltd.	5,400	6,473
China Hongqiao Group, Ltd.	8,000	6,624
China International Capital Corp., Ltd. Class H (c)	2,400	3,492
China International Marine Containers Group Co., Ltd. Class H	19,650	12,516
China Jushi Co., Ltd. Class A	1,900	3,513
China Lesso Group Holdings, Ltd. (b)	6,000	5,587
China Life Insurance Co., Ltd. Class H	21,000	26,912
China Literature, Ltd. (b)(c)	1,200	3,401
China Longyuan Power Group Corp., Ltd. Class H	7,000	8,784
China Mengniu Dairy Co., Ltd. (b)	8,048	31,936
China Merchants Bank Co., Ltd. Class A	11,900	56,169
China Merchants Port Holdings Co., Ltd.	4,024	5,060
China Merchants Securities Co., Ltd. Class A	2,800	4,847
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	6,300	14,440
China Minsheng Banking Corp., Ltd. Class A	29,500	14,028
China National Building Material Co., Ltd. Class H	8,000	6,125
China National Chemical Engineering Co., Ltd. Class A	4,700	5,281
China National Nuclear Power Co., Ltd. Class A	9,100	7,467
China Oilfield Services, Ltd. Class H	10,000	9,924
Security Description	Shares	Value
China Overseas Land & Investment, Ltd.	14,000	$ 36,472
China Pacific Insurance Group Co., Ltd. Class A	6,700	19,106
China Railway Group, Ltd. Class A	6,500	4,768
China Railway Signal & Communication Corp., Ltd. Class H (c)	10,000	2,752
China Resources Beer Holdings Co., Ltd.	2,985	20,781
China Resources Cement Holdings, Ltd.	20,000	9,274
China Resources Gas Group, Ltd.	1,200	3,814
China Resources Land, Ltd.	4,960	19,524
China Resources Microelectronics, Ltd. Class A	855	5,711
China Resources Power Holdings Co., Ltd.	4,959	7,707
China State Construction Engineering Corp., Ltd. Class A	33,400	24,128
China Suntien Green Energy Corp., Ltd. Class H	8,000	2,935
China Taiping Insurance Holdings Co., Ltd.	6,600	5,558
China Three Gorges Renewables Group Co., Ltd. Class A	16,100	12,714
China Tourism Group Duty Free Corp., Ltd. Class A	800	22,247
China Tower Corp., Ltd. Class H (c)	168,000	17,977
China United Network Communications, Ltd. Class A	24,100	11,325
China Vanke Co., Ltd. Class A	8,200	20,508
China Yangtze Power Co., Ltd. Class A	10,400	33,173
China Zhenhua Group Science & Technology Co., Ltd. Class A	174	2,831
Chongqing Brewery Co., Ltd. Class A	400	6,295
Chongqing Changan Automobile Co., Ltd. Class A	1,900	3,347
Chongqing Zhifei Biological Products Co., Ltd. Class A	1,000	12,123
CITIC Securities Co., Ltd. Class A	7,710	18,839
CITIC, Ltd.	7,000	6,599
CMOC Group, Ltd. Class A	21,300	14,102
CNGR Advanced Material Co., Ltd. Class A	200	2,339
CNOOC Energy Technology & Services, Ltd. Class A	45,200	18,260
Contemporary Amperex Technology Co., Ltd. Class A	1,224	68,829
COSCO SHIPPING Development Co., Ltd. Class A	19,000	6,583

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co., Ltd. Class A (b)	1,700	$ 4,314
COSCO SHIPPING Holdings Co., Ltd. Class A	7,700	11,902
Country Garden Holdings Co., Ltd. (b)	28,000	6,492
Country Garden Services Holdings Co., Ltd.	3,000	4,418
CSPC Pharmaceutical Group, Ltd.	18,000	17,840
Dali Foods Group Co., Ltd. (c)	13,000	5,598
Datang International Power Generation Co., Ltd. Class A (b)	14,690	6,841
Dongfeng Motor Group Co., Ltd. Class H (b)	10,000	5,350
East Money Information Co., Ltd. Class A	3,280	8,107
ENN Energy Holdings, Ltd.	1,500	20,064
Eve Energy Co., Ltd. Class A	800	9,493
Flat Glass Group Co., Ltd. Class A (b)	1,300	5,963
Foshan Haitian Flavouring & Food Co., Ltd. Class A	1,610	18,704
Foxconn Industrial Internet Co., Ltd. Class A	15,400	18,404
Full Truck Alliance Co., Ltd. ADR (b)	954	6,249
Futu Holdings, Ltd. ADR (b)	100	3,729
Fuyao Glass Industry Group Co., Ltd. Class A	1,900	9,544
Ganfeng Lithium Co., Ltd. Class A	1,300	13,647
G-bits Network Technology Xiamen Co., Ltd. Class A	121	4,218
GD Power Development Co., Ltd. Class A (b)	16,000	9,134
GDS Holdings, Ltd. ADR (b)	356	6,287
Geely Automobile Holdings, Ltd.	11,000	15,162
GEM Co., Ltd. Class A	7,400	7,660
Genscript Biotech Corp. (b)	2,325	5,082
Ginlong Technologies Co., Ltd. Class A (b)	186	5,765
GoerTek, Inc. Class A	1,800	6,691
Gotion High-tech Co., Ltd. Class A	1,200	5,139
Great Wall Motor Co., Ltd. Class H	5,000	5,745
Gree Electric Appliances, Inc. of Zhuhai Class A	2,900	13,192
Guangdong Investment, Ltd.	12,000	9,615
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	2,800	10,196
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	700	6,223
Security Description	Shares	Value
Guangzhou Tinci Materials Technology Co., Ltd. Class A	800	$ 4,944
Guoyuan Securities Co., Ltd. Class A	5,300	4,758
H World Group, Ltd. ADR	176	5,903
Haidilao International Holding, Ltd. (b)(c)	2,139	4,196
Haier Smart Home Co., Ltd. Class A	5,500	19,110
Haitong Securities Co., Ltd. Class A	12,700	15,427
Hangzhou First Applied Material Co., Ltd. Class A	720	5,373
Hangzhou Lion Electronics Co., Ltd. Class A	500	3,193
Hangzhou Robam Appliances Co., Ltd. Class A	1,100	3,538
Hangzhou Tigermed Consulting Co., Ltd. Class A	693	8,863
Hansoh Pharmaceutical Group Co., Ltd. (c)	4,043	6,397
Henan Shuanghui Investment & Development Co., Ltd. Class A	1,400	4,803
Hengan International Group Co., Ltd.	3,847	17,201
Hengli Petrochemical Co., Ltd. Class A	2,000	4,747
Hoshine Silicon Industry Co., Ltd. Class A	100	1,537
Hua Hong Semiconductor, Ltd. (b)(c)	2,187	5,004
Huadong Medicine Co., Ltd. Class A	1,200	6,753
Huafon Chemical Co., Ltd. Class A	8,900	8,152
Huaneng Power International, Inc. Class H (b)	12,000	5,228
Huatai Securities Co., Ltd. Class A	12,000	20,401
Huaxin Cement Co., Ltd. Class A	2,000	4,699
Huayu Automotive Systems Co., Ltd. Class A	3,000	6,952
Huizhou Desay Sv Automotive Co., Ltd. Class A	100	1,935
Hunan Valin Steel Co., Ltd. Class A	8,500	4,865
Hundsun Technologies, Inc. Class A	1,530	7,273
Iflytek Co., Ltd. Class A	1,600	7,366
Imeik Technology Development Co., Ltd. Class A	100	6,878
Industrial & Commercial Bank of China, Ltd. Class H	103,000	48,286
Industrial Bank Co., Ltd. Class A	12,600	29,427
Industrial Securities Co., Ltd. Class A (b)	9,700	7,415

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	5,400	$ 24,981
Innovent Biologics, Inc. (b)(c)	1,500	4,672
Inspur Electronic Information Industry Co., Ltd. Class A	800	2,216
JA Solar Technology Co., Ltd. Class A	1,320	11,857
Jason Furniture Hangzhou Co., Ltd. Class A	1,020	5,714
JCET Group Co., Ltd. Class A	1,600	4,810
JD Logistics, Inc. (b)(c)	2,100	3,692
JD.com, Inc. ADR	1,869	94,011
JD.com, Inc. Class A	1,288	32,586
Jiangsu Eastern Shenghong Co., Ltd. Class A	1,600	3,910
Jiangsu Hengrui Medicine Co., Ltd. Class A	3,100	15,263
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	800	17,747
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	700	2,829
Jiangsu Zhongtian Technology Co., Ltd. Class A	2,200	6,934
Jiangxi Copper Co., Ltd. Class A	1,600	3,420
Kanzhun, Ltd. ADR (b)	356	6,009
KE Holdings, Inc. ADR (b)	1,569	27,489
Kingdee International Software Group Co., Ltd. (b)	6,661	8,723
Kingsoft Corp., Ltd.	1,800	4,792
Kuaishou Technology (b)(c)	1,700	11,034
Kunlun Energy Co., Ltd.	13,238	9,562
Kweichow Moutai Co., Ltd. Class A	600	157,592
LB Group Co., Ltd. Class A	1,500	3,314
Lenovo Group, Ltd.	24,872	17,300
Lens Technology Co., Ltd. Class A	2,000	2,589
Li Auto, Inc. ADR (b)	914	21,031
Li Ning Co., Ltd.	4,500	34,453
Liaoning Port Co., Ltd. Class A	27,500	6,172
Lingyi iTech Guangdong Co. Class A (b)	4,100	2,559
Livzon Pharmaceutical Group, Inc. Class A	1,900	8,022
Longfor Group Holdings, Ltd. (c)	5,000	14,363
LONGi Green Energy Technology Co., Ltd. Class A (b)	4,800	32,257
Lufax Holding, Ltd. ADR	948	2,408
Luxshare Precision Industry Co., Ltd. Class A	4,800	19,795
Luzhou Laojiao Co., Ltd. Class A	400	12,942
Mango Excellent Media Co., Ltd. Class A	1,000	3,497
Maxscend Microelectronics Co., Ltd. Class A	240	2,976
Meituan Class B (b)(c)	8,200	172,986
Microport Scientific Corp. (b)	2,000	3,445
Security Description	Shares	Value
Ming Yang Smart Energy Group, Ltd. Class A	1,300	$ 4,400
Muyuan Foods Co., Ltd. Class A	3,300	25,237
NARI Technology Co., Ltd. Class A	3,040	10,605
NAURA Technology Group Co., Ltd. Class A	400	15,620
NavInfo Co., Ltd. Class A	1,600	2,590
NetEase, Inc. ADR	725	54,810
New China Life Insurance Co., Ltd. Class A	1,500	5,668
New Hope Liuhe Co., Ltd. Class A (b)	4,200	8,189
Ninestar Corp. Class A	800	4,842
Ningbo Deye Technology Co., Ltd. Class A	100	5,894
Ningbo Orient Wires & Cables Co., Ltd. Class A	300	2,934
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	301	3,553
Ningbo Shanshan Co., Ltd. Class A	1,100	3,217
Ningbo Tuopu Group Co., Ltd. Class A	800	8,281
Ningbo Zhoushan Port Co., Ltd. Class A	7,000	3,564
NIO, Inc. ADR (b)	2,852	44,976
Nongfu Spring Co., Ltd. Class H (c)	3,600	20,889
North Industries Group Red Arrow Co., Ltd. Class A	900	2,822
Orient Securities Co., Ltd. Class A	6,224	6,714
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (b)	5,000	3,240
Pharmaron Beijing Co., Ltd. Class A	650	4,928
PICC Property & Casualty Co., Ltd. Class H	26,143	27,109
Pinduoduo, Inc. ADR (b)	1,067	66,773
Ping An Bank Co., Ltd. Class A	13,000	21,590
Ping An Insurance Group Co. of China, Ltd. Class A	10,200	59,490
Poly Developments & Holdings Group Co., Ltd. Class A	7,100	17,926
Postal Savings Bank of China Co., Ltd. Class H (c)	23,000	13,566
Power Construction Corp. of China, Ltd. Class A	7,300	7,137
Proya Cosmetics Co., Ltd. Class A	400	9,142
Qinghai Salt Lake Industry Co., Ltd. Class A (b)	2,800	9,379
Rongsheng Petrochemical Co., Ltd. Class A	3,400	6,596
Sangfor Technologies, Inc. Class A	140	1,964

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sany Heavy Industry Co., Ltd. Class A	6,000	$ 11,682
SDIC Power Holdings Co., Ltd. Class A	2,700	4,068
SF Holding Co., Ltd. Class A	3,100	20,533
SG Micro Corp. Class A	119	2,352
Shandong Gold Mining Co., Ltd. Class A	2,000	4,806
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	1,200	4,910
Shandong Linglong Tyre Co., Ltd. Class A	1,700	4,340
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,800	6,457
Shanghai Electric Group Co., Ltd. Class A (b)	6,000	3,257
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	1,700	7,049
Shanghai Pudong Development Bank Co., Ltd. Class A	24,700	24,391
Shanxi Taigang Stainless Steel Co., Ltd. Class A	9,800	6,145
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	500	21,243
Shennan Circuits Co., Ltd. Class A	500	5,301
Shenzhen Dynanonic Co., Ltd. Class A	92	3,637
Shenzhen Inovance Technology Co., Ltd. Class A	1,600	12,907
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	718	30,113
Shenzhen Overseas Chinese Town Co., Ltd. Class A	6,900	4,655
Shenzhen Transsion Holdings Co., Ltd. Class A	234	1,909
Shenzhou International Group Holdings, Ltd.	1,800	14,068
Sichuan Chuantou Energy Co., Ltd. Class A	2,500	4,219
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	3,600	11,130
Sinolink Securities Co., Ltd. Class A	3,800	4,072
Sinomine Resource Group Co., Ltd. Class A	200	2,581
Sinopec Oilfield Service Corp. Class A (b)	15,900	4,104
Sinopec Shanghai Petrochemical Co., Ltd. Class A	23,300	9,739
Sinopharm Group Co., Ltd. Class H	4,000	8,020
Skshu Paint Co., Ltd. Class A (b)	400	4,914
Sunac China Holdings, Ltd. (b)(d)	11,000	3,209
Sungrow Power Supply Co., Ltd. Class A	938	14,555
Security Description	Shares	Value
Sunny Optical Technology Group Co., Ltd.	1,200	$ 11,488
Sunwoda Electronic Co., Ltd. Class A	1,600	5,225
Suzhou Maxwell Technologies Co., Ltd. Class A	100	6,788
TCL Technology Group Corp. Class A	22,275	11,342
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	2,200	13,813
Tencent Holdings, Ltd.	11,700	397,060
Tencent Music Entertainment Group ADR (b)	712	2,891
Tianma Microelectronics Co., Ltd. Class A	13,300	15,876
Tingyi Cayman Islands Holding Corp.	1,740	3,001
Tongcheng Travel Holdings, Ltd. (b)	6,000	11,771
Tongwei Co., Ltd. Class A	2,200	14,491
Topsports International Holdings, Ltd. (c)	8,000	5,636
Trina Solar Co., Ltd. Class A	1,364	12,266
Trip.com Group, Ltd. ADR (b)	1,008	27,528
Tsingtao Brewery Co., Ltd. Class A	900	13,407
Unigroup Guoxin Microelectronics Co., Ltd. Class A	100	2,020
Universal Scientific Industrial Shanghai Co., Ltd. Class A	3,500	7,403
Vipshop Holdings, Ltd. ADR (b)	1,304	10,967
Walvax Biotechnology Co., Ltd. Class A	600	3,122
Wanhua Chemical Group Co., Ltd. Class A	2,100	27,129
Want Want China Holdings, Ltd.	19,000	12,417
Weichai Power Co., Ltd. Class A	7,800	10,525
Weihai Guangwei Composites Co., Ltd. Class A	900	10,467
Wens Foodstuffs Group Co., Ltd. Class A (b)	4,400	12,658
Western Mining Co., Ltd. Class A	4,400	5,764
Western Superconducting Technologies Co., Ltd. Class A	242	3,628
Will Semiconductor Co., Ltd. Shanghai Class A	815	9,160
Wingtech Technology Co., Ltd. Class A	900	6,018
Wuchan Zhongda Group Co., Ltd. Class A	8,600	4,970
Wuliangye Yibin Co., Ltd. Class A	2,000	47,476
WuXi AppTec Co., Ltd. Class A	1,700	17,095
Wuxi Biologics Cayman, Inc. (b)(c)	6,988	42,196

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Wuxi Shangji Automation Co., Ltd. Class A	100	$ 1,892
Xiaomi Corp. Class B (b)(c)	33,600	38,352
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	7,300	11,612
Xinyi Solar Holdings, Ltd.	10,000	10,586
XPeng, Inc. ADR (b)	891	10,647
Yadea Group Holdings, Ltd. (c)	4,695	7,536
Yihai Kerry Arawana Holdings Co., Ltd. Class A	1,400	8,482
YongXing Special Materials Technology Co., Ltd. Class A	195	3,397
Yonyou Network Technology Co., Ltd. Class A	2,100	5,184
YTO Express Group Co., Ltd. Class A	2,300	6,694
Yunda Holding Co., Ltd. Class A	1,600	3,512
Yunnan Baiyao Group Co., Ltd. Class A	580	4,259
Yunnan Botanee Bio-Technology Group Co., Ltd. Class A	100	2,413
Zai Lab, Ltd. ADR (b)	197	6,737
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	300	11,227
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	5,200	2,721
Zhejiang Chint Electrics Co., Ltd. Class A	1,000	3,756
Zhejiang Huayou Cobalt Co., Ltd. Class A	890	8,032
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	300	2,846
Zhejiang Weiming Environment Protection Co., Ltd. Class A	1,000	3,281
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(c)	1,300	2,915
Zhuzhou CRRC Times Electric Co., Ltd.	800	3,363
ZTE Corp. Class A	5,900	17,710
ZTO Express Cayman, Inc. ADR	1,068	25,664
		4,604,258
COLOMBIA — 0.2%
Bancolombia SA Preference Shares	661	4,031
Ecopetrol SA	24,432	11,030
Grupo de Inversiones Suramericana SA Preference Shares	1,262	3,516
Interconexion Electrica SA ESP	809	2,906
		21,483
CZECH REPUBLIC — 0.2%
CEZ A/S	470	16,115
Komercni Banka A/S	246	6,169
		22,284
Security Description	Shares	Value
EGYPT — 0.1%
Commercial International Bank Egypt SAE	5,858	$ 7,534
GREECE — 0.5%
Eurobank Ergasias Services & Holdings SA Class A (b)	12,108	10,154
Hellenic Telecommunications Organization SA	2,183	31,758
National Bank of Greece SA (b)	3,705	10,983
OPAP SA (b)	998	12,006
		64,901
HONG KONG — 0.1%
Nine Dragons Paper Holdings, Ltd. (b)	13,000	8,081
Sino Biopharmaceutical, Ltd.	10,000	4,701
		12,782
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	2,640	14,708
OTP Bank Nyrt	318	5,823
		20,531
INDIA — 14.6%
ABB India, Ltd.	409	15,527
ACC, Ltd.	600	17,816
Adani Green Energy, Ltd. (b)	999	27,763
Adani Power, Ltd. (b)	3,147	14,449
Adani Total Gas, Ltd.	464	19,049
Adani Transmission, Ltd. (b)	532	21,514
Ambuja Cements, Ltd.	3,453	21,885
Apollo Hospitals Enterprise, Ltd.	187	10,076
Ashok Leyland, Ltd.	4,793	8,994
Asian Paints, Ltd.	1,005	41,292
AU Small Finance Bank, Ltd. (c)	452	3,440
Avenue Supermarts, Ltd. (b)(c)	149	8,034
Axis Bank, Ltd.	5,253	47,344
Bajaj Auto, Ltd.	218	9,453
Bajaj Finance, Ltd.	427	38,504
Bajaj Finserv, Ltd.	330	6,808
Balkrishna Industries, Ltd.	187	4,330
Bharat Electronics, Ltd.	9,813	12,177
Bharat Petroleum Corp., Ltd.	3,608	13,518
Bharti Airtel, Ltd.	4,337	42,644
Bosch, Ltd.	29	5,638
Britannia Industries, Ltd.	165	7,795
Cipla, Ltd.	1,407	19,283
Dabur India, Ltd.	936	6,592
Dalmia Bharat, Ltd.	255	5,009
Divi's Laboratories, Ltd.	183	8,335
DLF, Ltd.	2,556	11,207
Dr Reddy's Laboratories, Ltd. ADR	366	19,156
Eicher Motors, Ltd.	314	14,172
Godrej Consumer Products, Ltd. (b)	1,218	13,631
Grasim Industries, Ltd.	837	17,232

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Havells India, Ltd.	732	$ 12,134
HCL Technologies, Ltd.	2,189	25,088
HDFC Bank, Ltd. ADR	2,394	139,858
Hero MotoCorp, Ltd.	401	12,566
Hindalco Industries, Ltd.	3,679	17,662
Hindustan Petroleum Corp., Ltd.	2,769	7,362
Hindustan Unilever, Ltd.	1,724	57,143
Housing Development Finance Corp., Ltd.	3,334	93,758
ICICI Bank, Ltd. ADR	5,779	121,186
ICICI Lombard General Insurance Co., Ltd. (c)	353	4,995
Indian Oil Corp., Ltd.	11,682	9,614
Indus Towers, Ltd.	1,649	4,002
IndusInd Bank, Ltd.	834	12,151
Info Edge India, Ltd.	95	4,508
Infosys, Ltd. ADR	7,039	119,452
Jindal Steel & Power, Ltd.	611	3,219
JSW Energy, Ltd.	908	3,352
JSW Steel, Ltd.	3,248	25,219
Jubilant Foodworks, Ltd.	544	4,164
Kotak Mahindra Bank, Ltd.	2,303	51,500
Mahindra & Mahindra, Ltd. GDR	2,107	32,869
Marico, Ltd.	2,920	19,305
Maruti Suzuki India, Ltd.	189	20,510
Nestle India, Ltd.	109	25,652
NTPC, Ltd.	6,725	13,198
Petronet LNG, Ltd.	1,708	4,197
PI Industries, Ltd.	99	3,649
Power Grid Corp. of India, Ltd.	4,122	10,752
REC, Ltd.	7,398	8,548
Reliance Industries, Ltd. GDR (c)	2,762	161,577
SBI Cards & Payment Services, Ltd.	1,069	12,004
Shree Cement, Ltd.	89	23,011
Siemens, Ltd.	285	9,707
SRF, Ltd.	124	3,816
State Bank of India GDR	626	40,753
Sun Pharmaceutical Industries, Ltd.	1,094	12,757
Tata Consumer Products, Ltd.	2,071	20,439
Tata Elxsi, Ltd.	54	5,680
Tata Motors, Ltd. ADR (b)	615	14,920
Tata Power Co., Ltd.	4,509	12,000
Tata Steel, Ltd. GDR	2,103	26,077
Tech Mahindra, Ltd.	1,752	21,721
Titan Co., Ltd.	736	23,586
UltraTech Cement, Ltd.	322	24,759
United Spirits, Ltd. (b)	1,648	17,063
Vedanta, Ltd.	3,121	10,360
Voltas, Ltd.	727	8,101
Wipro, Ltd. ADR	5,587	26,315
Yes Bank, Ltd. (b)	68,208	13,122
		1,868,048
INDONESIA — 1.6%
Aneka Tambang Tbk	42,500	5,414
Security Description	Shares	Value
Astra International Tbk PT	18,200	$ 7,918
Bank Central Asia Tbk PT	137,400	77,148
Bank Jago Tbk PT (b)	10,700	4,638
Bank Mandiri Persero Tbk PT	21,800	13,493
Bank Negara Indonesia Persero Tbk PT	6,300	3,713
Bank Rakyat Indonesia Persero Tbk PT	185,100	54,579
Barito Pacific Tbk PT	71,300	3,722
Chandra Asri Petrochemical Tbk PT	32,400	5,107
Elang Mahkota Teknologi Tbk PT	28,900	2,885
Indah Kiat Pulp & Paper Tbk PT	7,600	4,517
Telkom Indonesia Persero Tbk PT	51,600	15,113
Unilever Indonesia Tbk PT	37,000	11,736
		209,983
KUWAIT — 0.5%
Agility Public Warehousing Co. KSC	5,632	12,138
Kuwait Finance House KSCP	4,706	12,769
National Bank of Kuwait SAKP	11,101	34,956
		59,863
MALAYSIA — 1.4%
CIMB Group Holdings Bhd	4,725	5,227
DiGi.Com Bhd	9,600	6,998
Hong Leong Bank Bhd	2,000	8,842
IOI Corp. Bhd	9,100	7,399
Malayan Banking Bhd	13,911	25,740
MISC Bhd	13,584	19,803
Nestle Malaysia Bhd	1,600	45,029
Petronas Chemicals Group Bhd	6,100	11,037
Petronas Gas Bhd	3,700	13,166
Press Metal Aluminium Holdings Bhd	9,900	8,625
RHB Bank Bhd	7,024	8,422
Sime Darby Plantation Bhd	4,800	4,234
Westports Holdings Bhd	22,900	15,112
		179,634
MEXICO — 2.7%
Alfa SAB de CV Class A	13,468	8,587
America Movil SAB de CV Series L	65,342	54,041
Arca Continental SAB de CV	3,736	26,945
Cemex SAB de CV Series CPO (b)	58,080	20,046
Coca-Cola Femsa SAB de CV	3,396	19,874
Fibra Uno Administracion SA de CV REIT	20,648	21,287
Fomento Economico Mexicano SAB de CV	4,448	27,921
Grupo Aeroportuario del Pacifico SAB de CV Class B	356	4,507
Grupo Aeroportuario del Sureste SAB de CV Class B	645	12,724

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Grupo Bimbo SAB de CV Class A	5,985	$ 21,124
Grupo Financiero Banorte SAB de CV Series O	6,408	41,213
Industrias Penoles SAB de CV	416	4,050
Kimberly-Clark de Mexico SAB de CV Class A	12,876	17,232
Orbia Advance Corp. SAB de CV	5,460	9,173
Sitios Latinoamerica SAB de CV (b)	3,267	1,461
Wal-Mart de Mexico SAB de CV	15,840	55,797
		345,982
PERU — 0.1%
Credicorp, Ltd.	120	14,736
PHILIPPINES — 0.7%
ACEN Corp.	12,000	1,146
Ayala Corp.	1,575	16,549
Ayala Land, Inc.	16,900	6,587
Bank of the Philippine Islands	17,290	26,396
BDO Unibank, Inc.	3,140	5,972
Globe Telecom, Inc.	85	2,943
International Container Terminal Services, Inc.	1,880	5,022
Manila Electric Co.	1,060	4,755
PLDT, Inc.	125	3,216
SM Investments Corp.	960	11,872
SM Prime Holdings, Inc.	11,500	5,905
		90,363
POLAND — 0.4%
KGHM Polska Miedz SA	321	5,697
Polski Koncern Naftowy ORLEN SA	949	10,288
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	3,861	3,813
Powszechna Kasa Oszczednosci Bank Polski SA	2,295	10,149
Powszechny Zaklad Ubezpieczen SA	2,699	12,656
Santander Bank Polska SA	224	8,930
		51,533
QATAR — 0.7%
Industries Qatar QSC	2,260	10,488
Qatar Fuel QSC	3,151	16,223
Qatar Gas Transport Co., Ltd.	5,694	6,410
Qatar Islamic Bank SAQ	1,853	12,568
Qatar National Bank QPSC	9,104	49,748
		95,437
RUSSIA — 0.0% (e)
Alrosa PJSC (b)(d)	23,690	—
Gazprom PJSC (d)	33,540	—
Inter RAO UES PJSC (d)	542,800	—
LUKOIL PJSC (b)(d)	1,136	—
Magnitogorsk Iron & Steel Works PJSC (b)(d)	35,790	—
Security Description	Shares	Value
Moscow Exchange MICEX (b)(d)	30,730	$ —
Novatek PJSC (d)	6,699	—
Novolipetsk Steel PJSC (b)(d)	20,650	—
PhosAgro PJSC (b)(d)	17	—
PhosAgro PJSC GDR (d)	2,587	—
Polyus PJSC (b)(d)	290	—
Rosneft Oil Co. PJSC (d)	9,809	—
Sberbank of Russia PJSC (b)(d)	29,150	—
Severstal PJSC (b)(d)	2,334	—
Surgutneftegas PJSC (d)	37,500	—
Tatneft PJSC (d)	160	—
TCS Group Holding PLC GDR (b)(d)	258	—
Yandex NV Class A (b)(d)	1,000	—
		—
SAUDI ARABIA — 5.7%
ACWA Power Co.	430	19,228
Al Rajhi Bank (b)	7,118	154,031
Alinma Bank	4,006	38,653
Almarai Co. JSC	3,243	45,922
Arab National Bank	1,439	11,778
Arabian Internet & Communications Services Co.	125	7,919
Bank AlBilad (b)	1,658	20,962
Bank Al-Jazira	2,088	12,571
Banque Saudi Fransi	1,957	21,878
Bupa Arabia for Cooperative Insurance Co.	225	10,085
Dr Sulaiman Al Habib Medical Services Group Co.	137	7,585
Elm Co.	49	4,132
Etihad Etisalat Co.	1,766	16,734
Jarir Marketing Co.	294	13,068
Riyad Bank	3,700	31,268
SABIC Agri-Nutrients Co.	362	15,224
Sahara International Petrochemical Co.	2,376	26,467
Saudi Arabian Mining Co. (b)	2,043	37,847
Saudi British Bank	1,858	19,361
Saudi Electricity Co.	3,866	25,252
Saudi Investment Bank	2,767	12,579
Saudi Kayan Petrochemical Co. (b)	2,422	8,858
Saudi National Bank	4,871	81,810
Saudi Research & Media Group (b)	112	5,670
Saudi Telecom Co.	4,691	49,132
Savola Group	1,990	15,016
Yanbu National Petrochemical Co.	1,316	16,218
		729,248
SOUTH AFRICA — 2.7%
Absa Group, Ltd.	1,677	16,481
Anglo American Platinum, Ltd.	168	12,042
Aspen Pharmacare Holdings, Ltd.	912	6,814

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Bid Corp., Ltd.	185	$ 2,870
Capitec Bank Holdings, Ltd.	44	3,802
FirstRand, Ltd.	7,157	24,188
Gold Fields, Ltd.	2,179	17,877
Growthpoint Properties, Ltd. REIT	32,876	21,567
Impala Platinum Holdings, Ltd.	1,804	17,031
Investec, Ltd.	2,408	9,599
Kumba Iron Ore, Ltd.	377	8,135
MultiChoice Group	498	3,204
Naspers, Ltd. Class N	267	33,623
Nedbank Group, Ltd.	2,150	23,894
Northam Platinum Holdings, Ltd. (b)	705	6,152
Old Mutual, Ltd.	16,236	8,835
Sanlam, Ltd.	5,267	15,119
Sasol, Ltd.	1,041	16,551
Shoprite Holdings, Ltd.	1,210	14,609
Sibanye Stillwater, Ltd.	5,505	12,868
Standard Bank Group, Ltd.	3,641	29,173
Vodacom Group, Ltd.	4,463	30,315
Woolworths Holdings, Ltd.	4,953	16,830
		351,579
SOUTH KOREA — 7.4%
Amorepacific Corp.	112	7,985
AMOREPACIFIC Group	391	7,338
Celltrion, Inc.	99	12,144
CJ CheilJedang Corp.	33	9,480
Coway Co., Ltd.	312	11,754
DB Insurance Co., Ltd.	118	4,553
Doosan Enerbility Co., Ltd. (b)	577	5,747
Ecopro BM Co., Ltd.	36	2,217
Hana Financial Group, Inc.	621	15,387
Hankook Tire & Technology Co., Ltd.	448	11,038
Hanon Systems	846	4,920
Hanwha Solutions Corp. (b)	110	3,629
HMM Co., Ltd.	652	8,431
Hyundai Engineering & Construction Co., Ltd.	130	3,407
Hyundai Mobis Co., Ltd.	171	22,829
Hyundai Motor Co.	222	27,387
Hyundai Steel Co.	307	6,030
Kakao Corp.	469	18,718
KakaoBank Corp. (b)	199	2,789
Kangwon Land, Inc. (b)	212	3,490
KB Financial Group, Inc.	807	24,649
Kia Corp.	564	28,344
Korea Gas Corp.	191	4,512
Korean Air Lines Co., Ltd. (b)	517	7,986
Krafton, Inc. (b)	16	2,349
KT Corp.	533	13,486
L&F Co., Ltd. (b)	50	6,210
LG Chem, Ltd.	79	29,597
LG Display Co., Ltd.	940	7,884
LG Electronics, Inc.	360	19,778
Security Description	Shares	Value
LG Energy Solution, Ltd. (b)	27	$ 8,049
LG H&H Co., Ltd.	30	13,273
LG Innotek Co., Ltd.	32	6,117
NAVER Corp.	297	40,169
NCSoft Corp.	14	3,386
POSCO Holdings, Inc.	162	23,892
Samsung Biologics Co., Ltd. (b)(c)	17	9,589
Samsung C&T Corp.	50	3,617
Samsung Card Co., Ltd.	257	5,425
Samsung Electro-Mechanics Co., Ltd.	170	13,308
Samsung Electronics Co., Ltd. Preference Shares	194	6,360
Samsung Electronics Co., Ltd.	7,649	283,890
Samsung Engineering Co., Ltd. (b)	393	6,249
Samsung Fire & Marine Insurance Co., Ltd.	141	18,134
Samsung SDI Co., Ltd.	106	40,453
Samsung SDS Co., Ltd.	63	5,064
Shinhan Financial Group Co., Ltd.	1,332	31,189
SK Hynix, Inc.	1,012	58,780
SK IE Technology Co., Ltd. (b)(c)	94	3,443
SK Innovation Co., Ltd. (b)	90	9,027
SK Telecom Co., Ltd.	533	18,925
Woori Financial Group, Inc.	278	2,079
		944,486
TAIWAN — 12.0%
Accton Technology Corp.	432	3,708
Advantech Co., Ltd.	355	3,282
ASE Technology Holding Co., Ltd.	9,000	22,706
Asia Cement Corp.	5,000	6,205
Asustek Computer, Inc.	3,000	22,111
AUO Corp. (b)	19,000	8,797
Cathay Financial Holding Co., Ltd.	12,000	15,100
Chailease Holding Co., Ltd.	1,082	6,220
Chang Hwa Commercial Bank, Ltd.	15,270	8,248
China Airlines, Ltd.	7,000	4,332
China Development Financial Holding Corp.	41,698	15,760
China Steel Corp.	28,833	24,248
Chunghwa Telecom Co., Ltd.	13,683	49,131
Compal Electronics, Inc.	23,000	15,720
CTBC Financial Holding Co., Ltd.	62,595	39,135
Delta Electronics, Inc.	5,000	39,844
E Ink Holdings, Inc.	1,563	10,437
E.Sun Financial Holding Co., Ltd.	48,054	38,974
Eva Airways Corp.	5,000	4,441

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Evergreen Marine Corp. Taiwan, Ltd. (b)	3,200	$ 14,715
First Financial Holding Co., Ltd.	49,680	40,684
Formosa Chemicals & Fibre Corp.	7,000	15,235
Formosa Petrochemical Corp.	2,429	6,342
Formosa Plastics Corp.	7,616	20,774
Fubon Financial Holding Co., Ltd.	21,000	33,006
Globalwafers Co., Ltd.	278	3,209
Hon Hai Precision Industry Co., Ltd.	21,000	67,467
Hua Nan Financial Holdings Co., Ltd.	12,816	8,982
Innolux Corp. (b)	21,000	6,912
Inventec Corp.	11,000	7,934
Lite-On Technology Corp.	11,000	22,105
MediaTek, Inc.	3,000	52,065
Mega Financial Holding Co., Ltd.	24,597	24,133
Micro-Star International Co., Ltd.	2,345	7,940
Nan Ya Plastics Corp.	6,000	12,643
Nan Ya Printed Circuit Board Corp.	461	2,744
Nanya Technology Corp.	6,000	9,251
Pegatron Corp.	5,000	9,213
President Chain Store Corp.	266	2,367
Quanta Computer, Inc.	5,000	12,126
Shanghai Commercial & Savings Bank, Ltd.	6,500	10,073
Shin Kong Financial Holding Co., Ltd.	26,000	6,723
SinoPac Financial Holdings Co., Ltd.	44,760	24,390
Taishin Financial Holding Co., Ltd.	42,316	18,260
Taiwan Cement Corp.	13,998	14,902
Taiwan Mobile Co., Ltd.	6,000	18,067
Taiwan Semiconductor Manufacturing Co., Ltd.	44,000	584,837
Unimicron Technology Corp.	1,873	6,932
Uni-President Enterprises Corp.	9,000	19,078
United Microelectronics Corp. (b)	28,000	31,529
Vanguard International Semiconductor Corp.	3,000	6,142
Walsin Lihwa Corp.	7,769	9,910
Wan Hai Lines, Ltd.	1,271	2,674
Winbond Electronics Corp.	10,000	6,221
Wistron Corp.	10,000	8,362
Yang Ming Marine Transport Corp.	3,000	5,811
Yuanta Financial Holding Co., Ltd.	67,360	41,478
		1,533,635
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	948	13,169
Security Description	Shares	Value
THAILAND — 3.1%
Advanced Info Service PCL NVDR	4,811	$ 24,871
Airports of Thailand PCL NVDR (b)	7,724	14,846
Bangkok Bank PCL	2,100	7,599
Bangkok Dusit Medical Services PCL NVDR	12,900	10,089
Bangkok Expressway & Metro PCL	19,000	4,634
Central Pattana PCL NVDR	10,300	17,817
Charoen Pokphand Foods PCL NVDR	27,437	18,185
CP ALL PCL NVDR	10,849	16,179
Delta Electronics Thailand PCL NVDR	1,000	17,338
Energy Absolute PCL	2,700	6,317
Global Power Synergy PCL NVDR	4,300	7,267
Gulf Energy Development PCL	1,900	2,645
Home Product Center PCL NVDR	37,098	13,277
Indorama Ventures PCL NVDR	13,901	14,373
Kasikornbank PCL NVDR	6,100	23,287
Minor International PCL NVDR (b)	8,960	6,295
Muangthai Capital PCL NVDR	2,664	2,560
PTT Exploration & Production PCL NVDR	7,233	30,777
PTT Global Chemical PCL NVDR	22,150	24,370
PTT Oil & Retail Business PCL	7,200	4,915
PTT PCL NVDR	38,300	34,523
SCB X PCL	3,700	10,201
SCG Packaging PCL NVDR	9,100	12,545
Siam Cement PCL NVDR	4,226	36,524
Siam Makro PCL	5,400	4,832
Thai Oil PCL NVDR	6,524	8,864
TMBThanachart Bank PCL NVDR	326,500	10,474
True Corp. PCL NVDR	63,528	8,505
		394,109
TURKEY — 0.4%
Aselsan Elektronik Sanayi Ve Ticaret A/S	4,855	7,673
Enka Insaat ve Sanayi A/S	7,108	6,484
Ford Otomotiv Sanayi A/S	419	7,391
KOC Holding A/S	1,410	3,453
Turk Hava Yollari AO (b)	1,972	7,510
Turkiye Garanti Bankasi A/S	1,946	2,039
Turkiye Petrol Rafinerileri AS (b)	614	9,592
Turkiye Sise ve Cam Fabrikalari A/S	8,636	11,842
		55,984

See accompanying notes to financial statements.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
UNITED ARAB EMIRATES — 1.9%
Abu Dhabi Commercial Bank PJSC	2,515	$ 6,176
Abu Dhabi National Oil Co. for Distribution PJSC	8,101	9,793
ADNOC Drilling Co. PJSC	4,255	3,927
Aldar Properties PJSC	13,183	15,110
Alpha Dhabi Holding PJSC (b)	1,713	11,426
Emaar Properties PJSC	8,228	12,970
Emirates NBD Bank PJSC	1,247	4,363
Emirates Telecommunications Group Co. PJSC	5,991	38,102
First Abu Dhabi Bank PJSC	11,128	54,109
International Holding Co. PJSC (b)	845	81,899
		237,875
TOTAL COMMON STOCKS (Cost $17,411,384)		12,534,532

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 10/31/22) (b)	2	4
PHILIPPINES — 0.0% (e)
Globe Telecom, Inc. (expiring 10/07/22) (b)	6	36
TOTAL RIGHTS (Cost $0)		40
TOTAL INVESTMENTS — 98.0% (Cost $17,411,384)		12,534,572
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		261,755
NET ASSETS — 100.0%		$ 12,796,327

(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.6% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $3,209, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	5	12/16/2022	$244,043	$217,860	$(26,183)

During the year ended September 30, 2022, average notional value related to futures contracts was $62,461.
See accompanying notes to financial statements.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,474,471	$56,852	$3,209	$12,534,532
Rights	4	36	—	40
TOTAL INVESTMENTS	$12,474,475	$56,888	$3,209	$12,534,572
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(26,183)	—	—	(26,183)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (26,183)	$ —	$ —	$ (26,183)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of September 30, 2022

% of Net Assets
Financials	24.3%
Information Technology	16.0
Consumer Discretionary	11.6
Consumer Staples	9.1
Communication Services	8.9
Materials	8.7
Industrials	6.7
Energy	3.6
Utilities	3.5
Health Care	3.4
Real Estate	2.2
Other Assets in Excess of Liabilities	2.0
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 1/11/2022*	Value at 1/11/2022*	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street ESG Liquid Reserves Fund, Premier Class	—	$—	$8,211,865	$8,211,841	$(24)	$—	—	$—	$163
*	Commencement of operations.
See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BELGIUM — 1.7%
Anheuser-Busch InBev SA/NV	466,269	$ 21,352,195
CHINA — 1.9%
Prosus NV (a)	450,420	23,814,469
FINLAND — 2.3%
Nokia Oyj	2,815,570	12,192,943
Nordea Bank Abp	1,960,178	16,898,533
		29,091,476
FRANCE — 37.3%
Air Liquide SA	273,017	31,442,719
Airbus SE	304,849	26,546,576
AXA SA	1,030,463	22,688,351
BNP Paribas SA	593,686	25,360,857
Danone SA	333,629	15,874,597
EssilorLuxottica SA	158,431	21,783,287
Hermes International	18,381	21,914,448
Kering SA	37,972	17,057,720
L'Oreal SA	127,026	41,096,636
LVMH Moet Hennessy Louis Vuitton SE	136,187	81,436,857
Pernod Ricard SA	105,025	19,430,345
Safran SA	197,910	18,226,892
Sanofi	599,632	46,054,459
TotalEnergies SE	1,366,564	64,628,352
Vinci SA	294,760	24,016,299
		477,558,395
GERMANY — 25.1%
adidas AG	87,564	10,197,770
Allianz SE	213,100	33,777,911
BASF SE	479,250	18,592,086
Bayer AG	512,622	23,811,339
Bayerische Motoren Werke AG	167,501	11,484,821
Deutsche Boerse AG	99,165	16,344,977
Deutsche Post AG	514,158	15,672,462
Deutsche Telekom AG	1,808,256	30,986,335
Infineon Technologies AG	681,435	15,160,461
Mercedes-Benz Group AG	409,818	21,017,378
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	73,106	17,725,523
SAP SE	566,061	46,648,032
Siemens AG	388,519	38,517,989
Volkswagen AG Preference Shares	107,605	13,324,482
Vonovia SE	373,256	8,121,312
		321,382,878
IRELAND — 1.8%
CRH PLC (b)	403,965	13,087,261
Flutter Entertainment PLC (a)	91,780	10,160,085
		23,247,346
Security Description	Shares	Value
ITALY — 3.6%
Enel SpA	4,046,910	$ 16,746,277
Eni SpA	1,291,819	13,806,934
Intesa Sanpaolo SpA ADR	9,635,456	16,073,363
		46,626,574
NETHERLANDS — 10.9%
Adyen NV (a)(c)	14,904	19,007,191
ASML Holding NV	212,071	90,082,698
ING Groep NV	1,965,775	17,058,479
Koninklijke Ahold Delhaize NV	518,309	13,270,341
		139,418,709
SPAIN — 5.9%
Banco Bilbao Vizcaya Argentaria SA	3,153,377	14,273,672
Banco Santander SA	8,763,186	20,582,185
Iberdrola SA	3,031,124	28,453,172
Industria de Diseno Textil SA	579,980	12,090,812
		75,399,841
UNITED KINGDOM — 5.5%
Linde PLC	259,347	70,936,126
UNITED STATES — 3.8%
Schneider Electric SE	298,000	34,138,952
Stellantis NV	1,182,197	14,212,681
		48,351,633
TOTAL COMMON STOCKS (Cost $1,786,312,980)		1,277,179,642

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (d)(e)	922,874	923,059
State Street Navigator Securities Lending Portfolio II (f)(g)	11,059,238	11,059,238
TOTAL SHORT-TERM INVESTMENTS (Cost $11,982,169)		11,982,297
TOTAL INVESTMENTS — 100.7% (Cost $1,798,295,149)		1,289,161,939
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(9,551,406)
NET ASSETS — 100.0%		$ 1,279,610,533
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,277,179,642	$—	$—	$1,277,179,642
Short-Term Investments	11,982,297	—	—	11,982,297
TOTAL INVESTMENTS	$1,289,161,939	$—	$—	$1,289,161,939
Sector Breakdown as of September 30, 2022

% of Net Assets
Consumer Discretionary	18.5%
Financials	15.7
Information Technology	14.3
Industrials	12.3
Materials	10.5
Consumer Staples	8.7
Health Care	7.2
Energy	6.1
Utilities	3.5
Communication Services	2.4
Real Estate	0.6
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	152,090	$152,121	$ 81,347,209	$ 80,576,366	$(33)	$128	922,874	$ 923,059	$ 7,491
State Street Navigator Securities Lending Portfolio II	—	—	206,550,275	195,491,037	—	—	11,059,238	11,059,238	67,144
Total		$152,121	$287,897,484	$276,067,403	$(33)	$128		$11,982,297	$74,635
See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.2%
ASX, Ltd. (a)	902	$ 41,617
Australia & New Zealand Banking Group, Ltd. (a)	21,076	308,958
Cochlear, Ltd.	288	36,023
Commonwealth Bank of Australia (a)	5,752	335,431
CSL, Ltd.	1,738	318,495
Fortescue Metals Group, Ltd.	12,249	132,466
Goodman Group REIT (a)	23,713	240,586
GPT Group REIT	26,529	65,328
Macquarie Group, Ltd.	757	74,341
Medibank Pvt, Ltd.	17,284	38,561
Mineral Resources, Ltd.	938	39,653
National Australia Bank, Ltd. (a)	6,541	121,161
QBE Insurance Group, Ltd.	10,154	75,274
REA Group, Ltd. (a)	374	27,617
Scentre Group REIT	41,051	67,040
Stockland REIT	8,839	18,583
Suncorp Group, Ltd. (a)	18,050	116,401
Transurban Group Stapled Security	23,709	188,107
Treasury Wine Estates, Ltd.	3,992	32,263
Vicinity Centres REIT	26,248	29,280
Wesfarmers, Ltd. (a)	5,231	143,679
		2,450,864
AUSTRIA — 0.2%
Verbund AG	3,770	322,977
BELGIUM — 0.3%
Anheuser-Busch InBev SA/NV	1,367	62,600
Elia Group SA	2,598	306,434
Groupe Bruxelles Lambert NV	374	26,336
KBC Group NV	2,157	102,824
UCB SA	770	53,648
Umicore SA	3,114	91,915
		643,757
BRAZIL — 0.9%
Americanas SA	8,862	27,820
Atacadao SA	9,821	35,098
B3 SA - Brasil Bolsa Balcao	34,189	82,488
Banco BTG Pactual SA	11,468	52,603
BB Seguridade Participacoes SA	13,255	65,113
CCR SA	83,877	194,307
Hapvida Participacoes e Investimentos SA (b)	24,546	34,353
Hypera SA	7,930	64,876
Itau Unibanco Holding SA Preference Shares	41,935	217,550
Localiza Rent a Car SA	10,238	115,633
Lojas Renner SA	31,366	161,503
Magazine Luiza SA (c)	30,106	24,936
MercadoLibre, Inc. (c)	233	192,873
Security Description	Shares	Value
Natura & Co. Holding SA	7,525	$ 20,493
Raia Drogasil SA	10,642	44,722
WEG SA	41,444	246,265
Wheaton Precious Metals Corp. (a)	8,374	272,602
		1,853,235
CANADA — 4.6%
Agnico Eagle Mines, Ltd.	2,780	118,075
Bank of Montreal	6,620	583,300
Bank of Nova Scotia	7,709	368,605
BCE, Inc. (a)	4,602	193,987
BlackBerry, Ltd. (a)(c)	11,777	55,797
Cameco Corp.	5,569	148,582
Canadian Imperial Bank of Commerce (a)	16,224	713,877
CGI, Inc. (a)(c)	3,627	274,496
Dollarama, Inc. (a)	2,368	136,664
Franco-Nevada Corp.	3,809	457,396
GFL Environmental, Inc. (a)	840	21,342
Great-West Lifeco, Inc. (a)	13,429	291,440
Hydro One, Ltd. (a)(b)	26,196	644,009
iA Financial Corp., Inc. (a)	2,071	105,792
IGM Financial, Inc.	3,410	85,421
Intact Financial Corp. (a)	1,727	245,705
Ivanhoe Mines, Ltd. Class A (a)(c)	19,605	126,843
Loblaw Cos., Ltd.	13,021	1,036,525
National Bank of Canada	1,598	100,691
Northland Power, Inc.	17,863	525,860
Pan American Silver Corp. (a)	2,238	35,768
Power Corp. of Canada (a)	13,778	312,150
Restaurant Brands International, Inc. (a)	522	27,915
RioCan Real Estate Investment Trust	11,911	161,408
Rogers Communications, Inc. Class B	3,948	152,886
Royal Bank of Canada (a)	12,629	1,143,094
Shaw Communications, Inc. Class B (a)	5,521	134,966
Shopify, Inc. Class A (a)(c)	4,378	118,495
Sun Life Financial, Inc. (a)	7,383	295,148
Thomson Reuters Corp.	1,822	188,028
TMX Group, Ltd. (a)	234	21,638
Toromont Industries, Ltd. (a)	705	49,338
Toronto-Dominion Bank	10,330	636,918
		9,512,159
CHILE — 0.3%
Antofagasta PLC	12,921	160,896
Banco de Chile	576,528	51,259
Banco de Credito e Inversiones SA	1,200	30,816
Banco Santander Chile	2,106,509	74,371
Enel Chile SA	871,864	25,475
Falabella SA	38,005	76,571

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Lundin Mining Corp. (a)	13,434	$ 68,243
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,314	123,590
		611,221
CHINA — 3.4%
Alibaba Group Holding, Ltd. (c)	67,124	666,545
Baidu, Inc. Class A (c)	10,122	147,125
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	193,300	122,555
BOE Technology Group Co., Ltd. Class A	43,100	19,769
Bosideng International Holdings, Ltd.	44,000	21,804
BYD Co., Ltd. Class A	2,600	91,908
BYD Co., Ltd. Class H	8,000	198,117
CanSino Biologics, Inc. Class H (a)(b)	2,600	14,756
China Common Rich Renewable Energy Investment, Ltd. (a)(d)	24,000	—
China Conch Venture Holdings, Ltd.	129,500	206,543
China Evergrande Group (a)(c)(d)	33,700	1,771
China Life Insurance Co., Ltd. Class H	48,000	61,514
China Longyuan Power Group Corp., Ltd. Class H	165,000	207,041
China Overseas Land & Investment, Ltd.	63,500	165,426
China Vanke Co., Ltd. Class H (a)	23,996	43,713
China Yangtze Power Co., Ltd. Class A	33,296	106,205
CIFI Holdings Group Co., Ltd. (a)(c)	60,320	6,147
Contemporary Amperex Technology Co., Ltd. Class A	4,200	236,177
Country Garden Services Holdings Co., Ltd. (a)	12,000	17,672
CSPC Pharmaceutical Group, Ltd.	58,720	58,197
ESR Group, Ltd. (b)	8,400	21,187
Gotion High-tech Co., Ltd. Class A	6,200	26,551
Gree Electric Appliances, Inc. of Zhuhai Class A	13,900	63,230
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	3,200	26,797
Hangzhou Tigermed Consulting Co., Ltd. Class H (b)	2,500	20,271
Hansoh Pharmaceutical Group Co., Ltd. (a)(b)	18,000	28,479
Huadong Medicine Co., Ltd. Class A	6,000	33,766
JA Solar Technology Co., Ltd. Class A	10,540	94,679
Security Description	Shares	Value
JD.com, Inc. Class A	3,446	$ 87,183
KE Holdings, Inc. ADR (c)	1,884	33,008
Kingdee International Software Group Co., Ltd. (c)	40,000	52,383
Kweichow Moutai Co., Ltd. Class A	102	26,791
Li Auto, Inc. ADR (c)	2,284	52,555
LONGi Green Energy Technology Co., Ltd. Class A (c)	35,832	240,802
Meituan Class B (b)(c)	15,200	320,656
Ming Yang Smart Energy Group, Ltd. Class A	9,500	32,155
NARI Technology Co., Ltd. Class A	31,640	110,376
NIO, Inc. ADR (c)	8,962	141,331
Pinduoduo, Inc. ADR (c)	1,504	94,120
Prosus NV (c)	4,739	250,559
Shanghai Baosight Software Co., Ltd. Class A	6,920	35,711
Shanghai Putailai New Energy Technology Co., Ltd. Class A	6,500	50,876
Shenzhen Inovance Technology Co., Ltd. Class A	5,200	41,948
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	600	25,164
Sunac China Holdings, Ltd. (a)(c)(d)	11,000	3,209
Sungrow Power Supply Co., Ltd. Class A	6,900	107,064
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	15,200	95,432
Tencent Holdings, Ltd.	24,684	837,694
Tongwei Co., Ltd. Class A	21,200	139,645
Topsports International Holdings, Ltd. (b)	29,000	20,430
Trina Solar Co., Ltd. Class A	5,987	53,839
Trip.com Group, Ltd. ADR (c)	2,978	81,329
Unisplendour Corp., Ltd. Class A	13,500	30,033
Weibo Corp. ADR (c)	1,100	18,810
Wharf Holdings, Ltd.	41,000	131,358
WuXi AppTec Co., Ltd. Class A	1,700	17,095
Wuxi Biologics Cayman, Inc. (b)(c)	10,000	60,383
Xiaomi Corp. Class B (a)(b)(c)	28,600	32,644
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	16,300	25,928
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	60,800	70,560
Xinyi Solar Holdings, Ltd.	212,000	224,426
XPeng, Inc. ADR (a)(c)	4,305	51,445
Yadea Group Holdings, Ltd. (b)	58,000	93,097
Yealink Network Technology Corp., Ltd. Class A	4,200	37,115

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Yihai Kerry Arawana Holdings Co., Ltd. Class A	3,600	$ 21,810
Yuexiu Property Co., Ltd.	91,000	109,897
Yunnan Baiyao Group Co., Ltd. Class A	5,280	38,771
Zai Lab, Ltd. ADR (c)	640	21,888
Zhejiang Chint Electrics Co., Ltd. Class A	10,200	38,315
Zhejiang Expressway Co., Ltd. Class H (a)	106,000	72,243
Zhuzhou CRRC Times Electric Co., Ltd.	41,900	176,142
ZTE Corp. Class A	18,700	56,133
ZTE Corp. Class H	52,000	93,270
		7,063,568
CZECH REPUBLIC — 0.0% (e)
Komercni Banka A/S	1,475	36,990
DENMARK — 1.1%
Chr. Hansen Holding A/S	368	18,172
Coloplast A/S Class B	251	25,656
Genmab A/S (c)	112	36,316
Novo Nordisk A/S Class B	7,970	799,531
Novozymes A/S Class B	13,555	684,367
ROCKWOOL A/S Class B	681	107,938
Vestas Wind Systems A/S	31,482	587,423
		2,259,403
FINLAND — 0.4%
Kesko Oyj Class B	21,503	403,297
Nokia Oyj (f)	3,785	16,391
Nokia Oyj (f)	11,079	47,880
Orion Oyj Class B	738	31,146
Sampo Oyj Class A	4,706	201,744
Wartsila OYJ Abp (a)	29,502	190,231
		890,689
FRANCE — 2.7%
Airbus SE	767	66,791
Alstom SA	16,733	274,492
AXA SA	3,615	79,594
Bouygues SA	4,618	121,470
Capgemini SE	315	51,072
Covivio REIT	1,564	75,873
Dassault Systemes SE	22,771	797,162
Edenred	1,789	83,003
Eiffage SA	1,728	139,693
EssilorLuxottica SA	1,238	170,217
Gecina SA REIT	1,552	122,317
Getlink SE	34,988	545,160
Hermes International	67	79,880
Ipsen SA	281	26,124
Kering SA	270	121,289
Klepierre SA REIT (c)	5,836	102,339
Legrand SA	2,733	178,474
L'Oreal SA	1,188	384,353
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	1,043	$ 623,691
Pernod Ricard SA	1,723	318,767
Remy Cointreau SA	250	41,856
Safran SA	2,801	257,963
Sanofi	4,614	354,376
Sartorius Stedim Biotech	71	22,056
Thales SA	322	35,646
Vinci SA	5,561	453,096
Vivendi SE	3,027	23,640
Worldline SA (b)(c)	695	27,697
		5,578,091
GERMANY — 1.1%
adidas AG	745	86,763
Allianz SE	1,611	255,355
Beiersdorf AG	394	38,965
Brenntag SE	1,329	81,216
Carl Zeiss Meditec AG	349	36,737
Deutsche Boerse AG	492	81,094
Deutsche Post AG	3,173	96,719
Infineon Technologies AG	2,005	44,607
KION Group AG	3,391	65,825
Knorr-Bremse AG	3,687	160,299
LEG Immobilien SE	849	51,035
Merck KGaA	551	90,036
MTU Aero Engines AG	164	24,782
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,285	311,565
SAP SE	4,360	359,300
Sartorius AG Preference Shares	162	56,673
Siemens AG	1,000	99,141
Siemens Healthineers AG (b)	2,739	118,815
Vonovia SE	8,298	180,548
Zalando SE (b)(c)	1,039	20,591
		2,260,066
GREECE — 0.0% (e)
JUMBO SA	2,019	26,999
HONG KONG — 0.3%
AIA Group, Ltd.	32,000	266,806
Hong Kong Exchanges & Clearing, Ltd.	5,633	193,462
Prudential PLC	4,101	40,918
Sino Biopharmaceutical, Ltd.	55,750	26,206
		527,392
HUNGARY — 0.0% (e)
OTP Bank Nyrt	817	14,960
INDIA — 1.2%
Adani Green Energy, Ltd. (c)	11,455	318,341
Asian Paints, Ltd.	776	31,883
Avenue Supermarts, Ltd. (b)(c)	716	38,607
Bajaj Finance, Ltd.	971	87,559
Bajaj Finserv, Ltd.	3,820	78,810

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Bandhan Bank, Ltd. (b)(c)	10,929	$ 35,816
Bharat Electronics, Ltd.	117,687	146,040
Bharti Airtel, Ltd.	3,735	36,725
Biocon, Ltd.	5,862	20,965
Colgate-Palmolive India, Ltd.	1,433	28,702
Divi's Laboratories, Ltd.	604	27,510
DLF, Ltd.	5,515	24,182
Havells India, Ltd.	11,308	187,451
HCL Technologies, Ltd.	4,252	48,731
HDFC Life Insurance Co., Ltd. (b)	3,345	21,811
Hindustan Unilever, Ltd.	3,073	101,857
Housing Development Finance Corp., Ltd.	5,649	158,860
Infosys, Ltd. ADR	16,535	280,599
Kotak Mahindra Bank, Ltd.	3,123	69,837
SBI Life Insurance Co., Ltd. (b)	2,021	31,065
Sun Pharmaceutical Industries, Ltd.	6,596	76,917
Tata Consultancy Services, Ltd.	6,585	243,204
Tata Consumer Products, Ltd.	3,905	38,538
Tech Mahindra, Ltd.	5,978	74,116
Torrent Pharmaceuticals, Ltd.	3,459	66,324
Trent, Ltd.	2,401	41,910
Wipro, Ltd. ADR	33,674	158,605
Yes Bank, Ltd. (c)	201,225	38,711
		2,513,676
INDONESIA — 0.1%
Bank Central Asia Tbk PT	94,600	53,117
Merdeka Copper Gold Tbk PT (c)	373,249	96,575
		149,692
IRELAND — 0.2%
Kingspan Group PLC	8,415	382,015
ISRAEL — 0.1%
Azrieli Group, Ltd.	1,160	79,637
Bank Hapoalim BM	14,261	121,279
Isracard, Ltd.	—	1
Nice, Ltd. (c)	122	23,309
Wix.com, Ltd. (c)	346	27,067
		251,293
ITALY — 0.5%
Amplifon SpA	2,177	57,370
Davide Campari-Milano NV	4,450	39,723
DiaSorin SpA (a)	182	20,468
FinecoBank Banca Fineco SpA	3,247	40,509
Mediobanca Banca di Credito Finanziario SpA	13,408	105,869
Moncler SpA	513	21,304
Recordati Industria Chimica e Farmaceutica SpA	1,375	50,769
Security Description	Shares	Value
Terna - Rete Elettrica Nazionale	111,803	$ 684,549
		1,020,561
JAPAN — 5.2%
Advantest Corp. (a)	400	18,515
Asahi Intecc Co., Ltd.	1,500	24,011
Astellas Pharma, Inc.	12,400	164,225
Azbil Corp. (a)	9,200	239,621
Chugai Pharmaceutical Co., Ltd.	5,000	125,255
Daiichi Sankyo Co., Ltd.	9,900	276,457
Daito Trust Construction Co., Ltd.	700	65,626
East Japan Railway Co.	16,600	851,073
Eisai Co., Ltd.	1,500	80,303
FANUC Corp.	6,300	881,813
Fast Retailing Co., Ltd.	400	211,987
Fuji Electric Co., Ltd.	10,000	365,470
FUJIFILM Holdings Corp.	5,500	251,128
Hamamatsu Photonics KK	1,300	55,684
Hikari Tsushin, Inc. (a)	300	35,317
Hoya Corp.	1,500	143,839
Ibiden Co., Ltd. (a)	1,400	38,302
Itochu Techno-Solutions Corp.	1,500	35,131
Japan Exchange Group, Inc.	1,600	21,583
Keio Corp. (a)	2,000	72,818
Keisei Electric Railway Co., Ltd.	10,400	283,091
Keyence Corp.	800	264,741
Kikkoman Corp.	400	22,661
Koito Manufacturing Co., Ltd.	3,800	51,745
Kubota Corp.	7,800	107,991
Kurita Water Industries, Ltd. (a)	8,200	292,321
Kyocera Corp.	10,700	539,639
Kyowa Kirin Co., Ltd.	1,100	25,193
Lasertec Corp. (a)	200	20,305
M3, Inc.	1,200	33,585
Mitsui Fudosan Co., Ltd.	5,500	104,665
MonotaRO Co., Ltd.	1,500	23,027
Murata Manufacturing Co., Ltd.	900	41,237
NEC Corp.	1,700	54,320
Nexon Co., Ltd.	1,400	24,683
NGK Insulators, Ltd. (a)	4,500	55,960
Nidec Corp.	1,800	101,102
Nintendo Co., Ltd.	1,000	40,444
Nippon Shinyaku Co., Ltd.	400	20,450
NTT Data Corp.	1,500	19,337
Obic Co., Ltd.	200	26,792
Olympus Corp.	5,400	103,657
Omron Corp.	12,100	553,066
Ono Pharmaceutical Co., Ltd.	4,000	93,433
Oriental Land Co., Ltd.	300	40,841
ORIX Corp.	7,300	102,304
Pan Pacific International Holdings Corp.	1,600	28,298
Rakuten Group, Inc. (a)	7,000	30,032

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Recruit Holdings Co., Ltd.	4,200	$ 120,738
Renesas Electronics Corp. (c)	4,100	34,047
SBI Holdings, Inc.	7,200	129,132
Seiko Epson Corp. (a)	12,300	167,405
Sekisui Chemical Co., Ltd.	21,800	266,278
Shionogi & Co., Ltd.	1,400	67,599
Shiseido Co., Ltd.	2,100	73,354
Softbank Corp. (a)	12,300	122,919
SoftBank Group Corp.	3,300	111,714
Sony Group Corp.	5,200	333,602
Sumitomo Metal Mining Co., Ltd.	14,500	416,733
Sysmex Corp.	800	42,933
TDK Corp.	1,400	43,090
Terumo Corp.	6,000	168,876
TIS, Inc.	7,300	193,413
Tokio Marine Holdings, Inc.	8,700	154,171
Tokyo Electron, Ltd.	200	49,328
Toyota Motor Corp.	37,100	480,843
Yamaha Corp.	600	21,306
Yaskawa Electric Corp. (a)	13,200	379,827
Yokogawa Electric Corp.	18,000	282,911
Z Holdings Corp.	9,100	23,903
		10,747,200
KUWAIT — 0.0% (e)
National Bank of Kuwait SAKP	29,855	94,010
LUXEMBOURG — 0.0% (e)
Eurofins Scientific SE	506	30,297
Reinet Investments SCA	3,019	44,839
		75,136
MALAYSIA — 0.0% (e)
Public Bank Bhd	84,300	76,901
MEXICO — 0.3%
Fibra Uno Administracion SA de CV REIT	96,096	99,071
Grupo Aeroportuario del Pacifico SAB de CV Class B	2,920	36,966
Grupo Aeroportuario del Sureste SAB de CV Class B	2,261	44,604
Grupo Financiero Banorte SAB de CV Series O	22,854	146,984
Grupo Televisa SAB Series CPO	21,544	23,357
Orbia Advance Corp. SAB de CV	79,166	132,997
Promotora y Operadora de Infraestructura SAB de CV	9,334	63,670
		547,649
NETHERLANDS — 0.5%
Adyen NV (b)(c)	62	79,069
Akzo Nobel NV	272	15,540
ASML Holding NV	1,445	613,802
Koninklijke Philips NV (a)	6,990	109,564
NN Group NV	4,839	189,479
Security Description	Shares	Value
Universal Music Group NV (a)	3,027	$ 57,309
		1,064,763
NEW ZEALAND — 0.2%
Mercury NZ, Ltd.	43,443	140,069
Meridian Energy, Ltd.	47,898	130,049
Xero, Ltd. (c)	787	37,196
		307,314
NORWAY — 0.2%
DNB Bank ASA	16,671	264,432
Gjensidige Forsikring ASA	5,568	95,549
Mowi ASA	3,230	41,052
		401,033
POLAND — 0.2%
Bank Polska Kasa Opieki SA	4,301	52,859
LPP SA	13	20,517
Powszechna Kasa Oszczednosci Bank Polski SA	17,204	76,075
Powszechny Zaklad Ubezpieczen SA	17,940	84,125
Santander Bank Polska SA	2,052	81,806
		315,382
PORTUGAL — 0.0% (e)
EDP - Energias de Portugal SA	16,856	73,318
QATAR — 0.2%
Barwa Real Estate Co.	150,115	141,716
Masraf Al Rayan QSC	154,894	175,235
Mesaieed Petrochemical Holding Co.	68,348	44,105
Qatar International Islamic Bank QSC	13,170	39,419
		400,475
ROMANIA — 0.0% (e)
NEPI Rockcastle NV	19,158	86,407
RUSSIA — 0.0% (e)
Alrosa PJSC (c)(d)	15,622	—
Magnit PJSC GDR (d)	2	—
Magnit PJSC	272	—
Mobile TeleSystems PJSC ADR (d)	3,579	—
Moscow Exchange MICEX (c)(d)	29,855	—
Ozon Holdings PLC ADR (c)(d)	328	—
Polyus PJSC GDR (d)	234	—
Sberbank of Russia PJSC (c)(d)	32,012	—
TCS Group Holding PLC GDR (c)(d)	275	—
United Co. RUSAL International PJSC (c)(d)	46,750	—
VK Co., Ltd. GDR (c)(d)	1,325	—
VTB Bank PJSC (c)(d)	12,978,000	—

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Yandex NV Class A (c)(d)	733	$ —
		—
SAUDI ARABIA — 1.1%
Al Rajhi Bank (c)	21,068	455,903
Alinma Bank	5,381	51,920
Arab National Bank	12,686	103,831
Bank AlBilad (c)	18,479	233,631
Bank Al-Jazira	30,128	181,394
Banque Saudi Fransi	10,999	122,959
Dar Al Arkan Real Estate Development Co. (c)	41,664	176,326
Delivery Hero SE (b)(c)	769	28,582
Jarir Marketing Co.	1,469	65,298
Riyad Bank	15,901	134,378
SABIC Agri-Nutrients Co.	4,995	210,064
Saudi British Bank	17,844	185,944
Saudi National Bank	15,588	261,805
Saudi Telecom Co.	4,886	51,175
		2,263,210
SINGAPORE — 0.5%
BOC Aviation, Ltd. (b)	16,400	116,473
CapitaLand Integrated Commercial Trust REIT	250,200	334,786
CapLand Ascendas REIT	151,200	283,454
City Developments, Ltd.	32,232	170,718
Singapore Exchange, Ltd.	4,200	27,690
STMicroelectronics NV	736	23,249
UOL Group, Ltd.	11,492	53,259
		1,009,629
SOUTH AFRICA — 0.4%
Absa Group, Ltd. (a)	4,145	40,736
Capitec Bank Holdings, Ltd.	629	54,352
Discovery, Ltd. (c)	9,634	56,247
Gold Fields, Ltd.	7,792	63,927
Growthpoint Properties, Ltd. REIT	270,106	177,190
Mr. Price Group, Ltd.	3,731	35,870
Naspers, Ltd. Class N	1,025	129,079
Old Mutual, Ltd.	99,738	54,276
Sanlam, Ltd.	33,385	95,831
Woolworths Holdings, Ltd. (a)	15,843	53,834
		761,342
SOUTH KOREA — 0.9%
Amorepacific Corp.	194	13,831
BGF retail Co., Ltd.	219	25,333
Celltrion Healthcare Co., Ltd.	765	36,253
Coway Co., Ltd.	454	17,104
Hana Financial Group, Inc.	2,640	65,414
Hanwha Solutions Corp. (c)	6,257	206,424
HLB, Inc. (c)	920	27,554
Kakao Corp.	779	31,090
Kia Corp.	1,605	80,659
LG H&H Co., Ltd.	63	27,874
NAVER Corp.	458	61,944
Security Description	Shares	Value
Samsung Electronics Co., Ltd.	11,396	$ 422,959
Samsung SDI Co., Ltd.	1,467	559,853
Samsung Securities Co., Ltd.	1,588	34,131
SK Biopharmaceuticals Co., Ltd. (c)	338	13,443
SK Chemicals Co., Ltd.	223	14,184
SK Hynix, Inc.	944	54,831
Woori Financial Group, Inc.	5,525	41,321
Yuhan Corp.	732	27,782
		1,761,984
SPAIN — 1.2%
Acciona SA	1,943	343,765
ACS Actividades de Construccion y Servicios SA	5,315	120,434
Aena SME SA (b)(c)	873	91,424
Amadeus IT Group SA (c)	2,092	98,188
EDP Renovaveis SA	12,662	260,987
Ferrovial SA	4,427	101,440
Iberdrola SA	42,927	402,956
Industria de Diseno Textil SA	10,521	219,331
Red Electrica Corp. SA	31,950	491,720
Siemens Gamesa Renewable Energy SA (c)	18,769	329,588
		2,459,833
SWEDEN — 0.9%
Atlas Copco AB Class A	8,150	76,965
Boliden AB (c)	8,185	255,599
Epiroc AB Class A	10,439	150,647
Epiroc AB Class B	4,323	54,926
EQT AB (a)	1,979	39,072
Fastighets AB Balder Class B (c)	2,657	10,715
H & M Hennes & Mauritz AB Class B	5,958	55,545
Hexagon AB Class B	6,534	61,645
Industrivarden AB Class C	1,406	28,291
Kinnevik AB Class B (c)	1,685	22,411
Nibe Industrier AB Class B	45,236	408,031
Skandinaviska Enskilda Banken AB Class A	12,033	115,803
Skanska AB Class B	22,061	277,316
Svenska Cellulosa AB SCA Class B	1,735	22,201
Telefonaktiebolaget LM Ericsson Class B (a)	21,173	124,949
Telia Co. AB	23,172	66,880
Volvo AB Class A	1,709	25,379
		1,796,375
SWITZERLAND — 3.0%
ABB, Ltd.	49,492	1,297,327
Alcon, Inc.	2,118	125,111
Baloise Holding AG	516	66,423
Chocoladefabriken Lindt & Spruengli AG	2	199,949

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Cie Financiere Richemont SA Class A	3,351	$ 320,988
Credit Suisse Group AG (c)	5,106	20,626
Geberit AG	592	257,130
Givaudan SA	58	176,961
Julius Baer Group, Ltd. (c)	2,239	98,955
Kuehne + Nagel International AG (a)	164	33,658
Novartis AG	12,327	945,957
Partners Group Holding AG	142	116,081
Roche Holding AG	3,174	1,043,058
Sonova Holding AG	280	62,586
Straumann Holding AG	697	65,037
Swiss Life Holding AG	477	212,512
Swiss Prime Site AG	1,535	123,205
Swisscom AG	1,014	477,510
TE Connectivity, Ltd.	2,277	251,290
Zurich Insurance Group AG	692	277,714
		6,172,078
TAIWAN — 1.3%
Accton Technology Corp.	13,000	111,578
Advantech Co., Ltd.	6,000	55,466
Cathay Financial Holding Co., Ltd.	94,962	119,491
Delta Electronics, Inc.	103,000	820,782
Largan Precision Co., Ltd.	1,000	52,758
MediaTek, Inc.	4,000	69,420
Novatek Microelectronics Corp.	2,000	13,796
Taishin Financial Holding Co., Ltd.	112	48
Taiwan High Speed Rail Corp.	155,000	139,138
Taiwan Semiconductor Manufacturing Co., Ltd.	88,000	1,169,675
Voltronic Power Technology Corp.	1,000	44,253
Wiwynn Corp.	4,000	101,799
		2,698,204
THAILAND — 0.4%
Asset World Corp. PCL NVDR	237,900	36,581
Asset World Corp. PCL	231,800	35,643
Bangkok Expressway & Metro PCL	118,800	28,976
Bangkok Expressway & Metro PCL NVDR	360,400	87,902
BTS Group Holdings PCL NVDR	512,884	112,856
BTS Group Holdings PCL	103,800	22,840
Central Retail Corp. PCL NVDR	39,400	41,259
Central Retail Corp. PCL	28,000	29,321
Delta Electronics Thailand PCL	2,200	38,144
Delta Electronics Thailand PCL NVDR	600	10,403
Energy Absolute PCL NVDR	121,300	283,794
Krungthai Card PCL NVDR	16,285	24,825
SCB X PCL NVDR	2,500	6,893
Security Description	Shares	Value
SCB X PCL	3,600	$ 9,926
		769,363
TURKEY — 0.0% (e)
Aselsan Elektronik Sanayi Ve Ticaret A/S	53,851	85,111
UNITED KINGDOM — 2.1%
3i Group PLC	51,766	631,605
Abrdn PLC	17,664	27,428
Admiral Group PLC	859	18,358
Ashtead Group PLC	4,184	190,841
AstraZeneca PLC ADR	1,494	81,931
AstraZeneca PLC	5,347	593,543
Aviva PLC	35,490	153,795
Barclays PLC	98,604	158,833
Barratt Developments PLC	17,794	67,973
Berkeley Group Holdings PLC	2,267	83,436
Bunzl PLC	3,848	118,556
Coca-Cola Europacific Partners PLC	1,168	49,780
Compass Group PLC	3,036	61,173
Diageo PLC	6,322	267,999
Experian PLC	3,864	114,779
Haleon PLC (c)	23,190	72,289
Halma PLC	7,265	165,848
Hargreaves Lansdown PLC (a)	2,155	20,862
HSBC Holdings PLC	31,412	163,860
Informa PLC	19,376	112,300
JD Sports Fashion PLC	14,901	16,667
Just Eat Takeaway.com NV (b)(c)	1,087	17,225
Kingfisher PLC	7,426	18,270
Lloyds Banking Group PLC	756,003	349,301
London Stock Exchange Group PLC	1,084	92,304
Next PLC	1,099	58,899
Ocado Group PLC (c)	2,451	12,928
Pearson PLC	3,445	33,334
Persimmon PLC	997	13,773
RELX PLC (f)	3,782	92,965
RELX PLC (f)	1,263	31,007
Rolls-Royce Holdings PLC (c)	236,342	183,598
Schroders PLC	3,888	16,896
Segro PLC REIT	17,034	143,183
Smith & Nephew PLC	4,984	58,446
Taylor Wimpey PLC	14,561	14,353
Unilever PLC	1,507	66,769
WPP PLC	2,525	21,140
		4,396,247
UNITED STATES — 62.3%
3M Co.	600	66,300
Abbott Laboratories	5,222	505,281
AbbVie, Inc.	6,372	855,186
ABIOMED, Inc. (c)	215	52,817
Accenture PLC Class A	3,373	867,873
Activision Blizzard, Inc.	1,996	148,383

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Adobe, Inc. (c)	2,201	$ 605,715
Advance Auto Parts, Inc.	310	48,465
Advanced Micro Devices, Inc. (c)	5,054	320,221
Aflac, Inc.	7,837	440,439
Agilent Technologies, Inc.	1,373	166,888
Align Technology, Inc. (c)	357	73,938
Alleghany Corp. (c)	234	196,413
Allegion PLC	1,977	177,297
Allstate Corp.	2,236	278,449
Ally Financial, Inc.	1,257	34,982
Alnylam Pharmaceuticals, Inc. (c)	466	93,275
Alphabet, Inc. Class A (c)	18,600	1,779,090
Alphabet, Inc. Class C (c)	29,470	2,833,540
Amazon.com, Inc. (c)	35,837	4,049,581
AMC Entertainment Holdings, Inc. Class A (a)(c)	1,755	12,232
AMERCO	216	109,992
American Express Co.	3,964	534,783
American Financial Group, Inc.	1,647	202,466
American International Group, Inc.	5,788	274,814
American Tower Corp. REIT	1,673	359,193
Ameriprise Financial, Inc.	884	222,724
AMETEK, Inc.	2,669	302,691
Amgen, Inc.	2,285	515,039
Amphenol Corp. Class A	2,456	164,454
Analog Devices, Inc.	7,861	1,095,352
Annaly Capital Management, Inc. REIT	3,764	64,586
ANSYS, Inc. (c)	146	32,368
Aon PLC Class A	868	232,511
Apollo Global Management, Inc.	3,355	156,008
Apple, Inc.	71,791	9,921,516
Applied Materials, Inc.	2,149	176,068
Arch Capital Group, Ltd. (c)	3,799	173,006
Arthur J Gallagher & Co.	772	132,182
Assurant, Inc.	1,230	178,682
Autodesk, Inc. (c)	957	178,768
Automatic Data Processing, Inc.	2,121	479,749
AutoZone, Inc. (c)	97	207,767
AvalonBay Communities, Inc. REIT	1,643	302,624
Avantor, Inc. (c)	4,233	82,967
Ball Corp.	1,315	63,541
Bank of America Corp.	35,396	1,068,959
Bank of New York Mellon Corp.	5,023	193,486
Bath & Body Works, Inc.	547	17,832
Bausch Health Cos., Inc. (c)	2,405	16,698
Baxter International, Inc.	2,198	118,384
Becton Dickinson & Co.	1,507	335,805
Berkshire Hathaway, Inc. Class B (c)	2,417	645,387
Best Buy Co., Inc.	715	45,288
Security Description	Shares	Value
Biogen, Inc. (c)	627	$ 167,409
BioMarin Pharmaceutical, Inc. (c)	792	67,138
Bio-Rad Laboratories, Inc. Class A (c)	110	45,885
Bio-Techne Corp.	144	40,896
BlackRock, Inc.	824	453,431
Blackstone, Inc.	3,363	281,483
Block, Inc. CDI (c)(f)	381	20,724
Block, Inc. (c)(f)	978	53,780
Booking Holdings, Inc. (c)	147	241,552
Booz Allen Hamilton Holding Corp.	574	53,009
BorgWarner, Inc.	1,416	44,462
Boston Properties, Inc. REIT	2,432	182,327
Boston Scientific Corp. (c)	10,800	418,284
Bristol-Myers Squibb Co.	10,906	775,308
Broadcom, Inc.	1,395	619,394
Broadridge Financial Solutions, Inc.	1,161	167,556
Brown & Brown, Inc.	1,556	94,107
Brown-Forman Corp. Class B	1,886	125,551
Burlington Stores, Inc. (c)	383	42,854
Cable One, Inc.	19	16,208
Caesars Entertainment, Inc. (c)	448	14,452
Capital One Financial Corp.	2,314	213,281
Carlyle Group, Inc.	963	24,884
CarMax, Inc. (c)	1,059	69,915
Carrier Global Corp.	1,277	45,410
Catalent, Inc. (c)	1,176	85,095
Cboe Global Markets, Inc.	527	61,854
CBRE Group, Inc. Class A (c)	4,344	293,263
CDW Corp.	2,320	362,106
Centene Corp. (c)	310	24,121
Charles Schwab Corp.	7,187	516,530
Charter Communications, Inc. Class A (c)	614	186,257
Chipotle Mexican Grill, Inc. (c)	60	90,166
Chubb, Ltd.	2,588	470,705
Church & Dwight Co., Inc.	1,841	131,521
Cincinnati Financial Corp.	1,387	124,234
Cintas Corp.	147	57,064
Cisco Systems, Inc.	21,863	874,520
Citizens Financial Group, Inc.	645	22,162
Citrix Systems, Inc. (c)	4,272	444,288
Clorox Co.	174	22,340
CME Group, Inc.	1,767	312,989
Coca-Cola Co.	17,395	974,468
Cognex Corp.	729	30,217
Cognizant Technology Solutions Corp. Class A	3,156	181,281
Colgate-Palmolive Co.	4,274	300,249
Comcast Corp. Class A	18,262	535,624
Constellation Brands, Inc. Class A	321	73,727
Constellation Energy Corp.	395	32,860
Cooper Cos., Inc.	207	54,627

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Copart, Inc. (c)	563	$ 59,903
Corning, Inc.	13,083	379,669
CoStar Group, Inc. (c)	1,091	75,988
Crowdstrike Holdings, Inc. Class A (c)	145	23,897
Crown Castle, Inc. REIT	2,023	292,425
CVS Health Corp.	2,469	235,469
D.R. Horton, Inc.	1,115	75,095
Danaher Corp.	2,571	664,064
Deere & Co.	1,106	369,282
DENTSPLY SIRONA, Inc.	680	19,278
DexCom, Inc. (c)	1,526	122,904
Digital Realty Trust, Inc. REIT	2,160	214,229
Discover Financial Services	1,622	147,472
DISH Network Corp. Class A (c)	1,395	19,293
DocuSign, Inc. (c)	267	14,276
Dollar General Corp.	1,184	283,994
Dollar Tree, Inc. (c)	1,170	159,237
DoorDash, Inc. Class A (c)	340	16,813
Duke Realty Corp. REIT	1,586	76,445
Eaton Corp. PLC	2,472	329,666
eBay, Inc.	4,679	172,234
Ecolab, Inc.	3,720	537,242
Edison International	13,526	765,301
Edwards Lifesciences Corp. (c)	4,992	412,489
Elanco Animal Health, Inc. (c)	4,190	51,998
Electronic Arts, Inc.	221	25,572
Elevance Health, Inc.	1,332	605,048
Eli Lilly & Co.	4,531	1,465,099
Enphase Energy, Inc. (c)	1,844	511,655
EPAM Systems, Inc. (c)	101	36,581
Equifax, Inc.	322	55,200
Equinix, Inc. REIT	923	525,039
Equitable Holdings, Inc.	6,806	179,338
Equity Residential REIT	3,039	204,282
Erie Indemnity Co. Class A	234	52,021
Essex Property Trust, Inc. REIT	1,004	243,199
Estee Lauder Cos., Inc. Class A	1,314	283,693
Etsy, Inc. (c)	893	89,416
Everest Re Group, Ltd.	248	65,085
Exact Sciences Corp. (c)	539	17,512
Expeditors International of Washington, Inc.	1,135	100,232
Extra Space Storage, Inc. REIT	804	138,859
F5, Inc. (c)	1,272	184,097
FactSet Research Systems, Inc.	99	39,611
Fastenal Co.	6,402	294,748
Ferguson PLC	2,801	294,040
Fidelity National Information Services, Inc. (f)	2,322	175,473
Fifth Third Bancorp	6,721	214,803
First Republic Bank	1,278	166,843
Fiserv, Inc. (c)	2,616	244,779
Security Description	Shares	Value
FleetCor Technologies, Inc. (c)	391	$ 68,882
Ford Motor Co.	20,162	225,814
Fortinet, Inc. (c)	2,753	135,255
Fortive Corp.	2,304	134,323
Fox Corp. Class A	2,578	79,093
Fox Corp. Class B	2,359	67,232
Garmin, Ltd.	1,183	95,007
Gartner, Inc. (c)	206	56,998
Generac Holdings, Inc. (c)	128	22,802
General Electric Co.	5,612	347,439
Genuine Parts Co.	890	132,895
Gilead Sciences, Inc.	1,587	97,902
Global Payments, Inc.	1,312	141,762
Globe Life, Inc.	1,038	103,489
GoDaddy, Inc. Class A (c)	575	40,756
GSK PLC	18,552	270,426
Hartford Financial Services Group, Inc.	3,190	197,589
Hasbro, Inc.	850	57,307
HEICO Corp.	664	95,603
HEICO Corp. Class A	370	42,409
Henry Schein, Inc. (c)	2,333	153,441
Hewlett Packard Enterprise Co.	43,225	517,836
Hologic, Inc. (c)	1,888	121,814
Home Depot, Inc.	4,445	1,226,553
Honeywell International, Inc.	5,820	971,765
Horizon Therapeutics PLC (c)	326	20,176
Howmet Aerospace, Inc.	8,104	250,657
Humana, Inc.	722	350,307
Huntington Bancshares, Inc.	3,276	43,178
IAC, Inc. (c)	284	15,728
IDEXX Laboratories, Inc. (c)	472	153,778
Illinois Tool Works, Inc.	3,802	686,831
Illumina, Inc. (c)	836	159,500
Incyte Corp. (c)	565	37,652
Insulet Corp. (c)	295	67,673
Intel Corp.	23,037	593,663
Intercontinental Exchange, Inc.	2,510	226,779
International Business Machines Corp.	9,436	1,121,091
International Flavors & Fragrances, Inc.	485	44,053
Interpublic Group of Cos., Inc.	1,531	39,194
Intuit, Inc.	1,457	564,325
Intuitive Surgical, Inc. (c)	1,789	335,330
Invesco, Ltd.	13,179	180,552
IQVIA Holdings, Inc. (c)	1,702	308,300
Iron Mountain, Inc. REIT	1,569	68,989
Jack Henry & Associates, Inc.	211	38,459
Jacobs Solutions, Inc.	1,760	190,942
Jazz Pharmaceuticals PLC (c)	677	90,237
Johnson & Johnson	11,416	1,864,918
JPMorgan Chase & Co.	15,902	1,661,759
Juniper Networks, Inc.	11,503	300,458
Keurig Dr. Pepper, Inc.	6,163	220,759
KeyCorp.	16,908	270,866

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Keysight Technologies, Inc. (c)	1,350	$ 212,436
KKR & Co., Inc.	2,590	111,370
KLA Corp.	737	223,038
Kraft Heinz Co.	799	26,647
L3Harris Technologies, Inc.	1,124	233,601
Laboratory Corp. of America Holdings	324	66,358
Lam Research Corp.	445	162,870
Leidos Holdings, Inc.	654	57,205
Lennar Corp. Class A	1,140	84,987
Liberty Media Corp.-Liberty Formula One Class C (c)	1,448	84,708
Liberty Media Corp.-Liberty SiriusXM Class A (c)	1,294	49,263
Liberty Media Corp.-Liberty SiriusXM Class C (c)	939	35,410
Lincoln National Corp.	1,980	86,942
Live Nation Entertainment, Inc. (c)	1,109	84,328
LKQ Corp.	2,497	117,734
Lowe's Cos., Inc.	2,878	540,517
Lululemon Athletica, Inc. (c)	853	238,465
Lyft, Inc. Class A (c)	1,830	24,101
M&T Bank Corp.	1,360	239,795
Markel Corp. (c)	128	138,780
MarketAxess Holdings, Inc.	144	32,039
Marsh & McLennan Cos., Inc.	2,817	420,550
Marvell Technology, Inc.	4,392	188,461
Masco Corp.	468	21,851
Masimo Corp. (c)	177	24,985
Mastercard, Inc. Class A	3,864	1,098,690
Match Group, Inc. (c)	882	42,116
McDonald's Corp.	3,809	878,889
Medical Properties Trust, Inc. REIT	6,316	74,908
Medtronic PLC	8,028	648,261
Merck & Co., Inc.	15,115	1,301,704
Meta Platforms, Inc. Class A (c)	10,061	1,365,076
MetLife, Inc.	7,981	485,085
Mettler-Toledo International, Inc. (c)	133	144,188
Micron Technology, Inc.	1,844	92,384
Microsoft Corp.	31,032	7,227,353
Moderna, Inc. (c)	1,259	148,877
Molina Healthcare, Inc. (c)	186	61,350
MongoDB, Inc. (c)	127	25,217
Monster Beverage Corp. (c)	537	46,698
Moody's Corp.	1,483	360,532
Morgan Stanley	6,158	486,544
Motorola Solutions, Inc.	1,709	382,765
Nasdaq, Inc.	1,652	93,635
Nestle SA	6,695	728,372
NetApp, Inc.	1,506	93,146
Netflix, Inc. (c)	1,859	437,683
Neurocrine Biosciences, Inc. (c)	341	36,218
Newmont Corp.	6,227	261,721
Security Description	Shares	Value
NIKE, Inc. Class B	4,709	$ 391,412
Northern Trust Corp.	1,375	117,645
Novocure, Ltd. (a)(c)	266	20,211
Nucor Corp.	1,186	126,890
NVIDIA Corp.	10,980	1,332,862
NVR, Inc. (c)	11	43,858
Okta, Inc. (c)	287	16,322
Old Dominion Freight Line, Inc.	171	42,540
Omnicom Group, Inc.	985	62,144
Oracle Corp.	15,640	955,135
O'Reilly Automotive, Inc. (c)	463	325,651
PACCAR, Inc.	3,884	325,052
Palantir Technologies, Inc. Class A (c)	3,283	26,691
Palo Alto Networks, Inc. (c)	1,122	183,772
Paramount Global Class B (a)	3,527	67,154
Parker-Hannifin Corp.	1,121	271,630
Paychex, Inc.	1,727	193,787
Paycom Software, Inc. (c)	91	30,029
PayPal Holdings, Inc. (c)	4,627	398,246
Pentair PLC	6,708	272,546
PepsiCo, Inc.	5,140	839,156
PerkinElmer, Inc.	1,962	236,087
Pfizer, Inc.	23,523	1,029,366
Pinterest, Inc. Class A (c)	1,481	34,507
Plug Power, Inc. (a)(c)	6,905	145,074
PNC Financial Services Group, Inc.	2,819	421,215
Pool Corp.	196	62,369
PPG Industries, Inc.	2,654	293,771
Procter & Gamble Co.	8,799	1,110,874
Progressive Corp.	2,643	307,143
Prologis, Inc. REIT	6,239	633,882
Prudential Financial, Inc.	3,558	305,205
Public Storage REIT	1,011	296,031
PulteGroup, Inc. (c)	977	36,638
QIAGEN NV (c)	553	23,284
QUALCOMM, Inc.	5,075	573,373
Quest Diagnostics, Inc.	389	47,726
Raymond James Financial, Inc.	705	69,668
Raytheon Technologies Corp.	11,011	901,360
Realty Income Corp. REIT	3,647	212,255
Regency Centers Corp. REIT	3,250	175,013
Regeneron Pharmaceuticals, Inc. (c)	406	279,681
Regions Financial Corp.	8,174	164,052
ResMed, Inc.	989	215,899
RingCentral, Inc. Class A (c)	393	15,704
Robert Half International, Inc.	434	33,201
Rockwell Automation, Inc.	935	201,128
Roku, Inc. (a)(c)	204	11,506
Rollins, Inc.	1,090	37,801
Roper Technologies, Inc.	135	48,551
Ross Stores, Inc.	1,975	166,433
Royalty Pharma PLC Class A	2,019	81,123
S&P Global, Inc.	2,354	718,794

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Salesforce, Inc. (c)	3,540	$ 509,194
SBA Communications Corp. REIT	421	119,838
Schneider Electric SE	15,520	1,777,975
Seagen, Inc. (c)	243	33,250
SEI Investments Co.	804	39,436
ServiceNow, Inc. (c)	1,617	610,595
Sherwin-Williams Co.	2,866	586,813
Simon Property Group, Inc. REIT	2,614	234,607
Sirius XM Holdings, Inc.	10,055	57,414
Skyworks Solutions, Inc.	199	16,969
Snap, Inc. Class A (c)	3,269	32,102
Snap-on, Inc.	132	26,578
Snowflake, Inc. Class A (c)	569	96,707
SolarEdge Technologies, Inc. (c)	1,228	284,233
Splunk, Inc. (c)	604	45,421
Stanley Black & Decker, Inc.	666	50,090
Starbucks Corp.	4,767	401,667
State Street Corp. (g)	576	35,027
STERIS PLC	378	62,854
Stryker Corp.	2,003	405,688
Sun Communities, Inc. REIT	212	28,690
SVB Financial Group (c)	484	162,518
Swiss Re AG	2,015	149,776
Synchrony Financial	4,147	116,904
T Rowe Price Group, Inc.	1,291	135,568
Target Corp.	2,296	340,703
Teledyne Technologies, Inc. (c)	703	237,241
Teleflex, Inc.	289	58,222
Teradyne, Inc.	1,055	79,283
Tesla, Inc. (c)	11,460	3,039,765
Texas Instruments, Inc.	4,085	632,276
Thermo Fisher Scientific, Inc.	1,919	973,298
TJX Cos., Inc.	9,373	582,251
T-Mobile US, Inc. (c)	1,725	231,443
Trade Desk, Inc. Class A (c)	1,339	80,005
Tradeweb Markets, Inc. Class A	346	19,521
TransDigm Group, Inc.	318	166,893
TransUnion	243	14,456
Travelers Cos., Inc.	1,837	281,428
Trimble, Inc. (c)	2,745	148,971
Truist Financial Corp.	8,595	374,226
Twilio, Inc. Class A (c)	460	31,804
Twitter, Inc. (c)	3,327	145,856
Uber Technologies, Inc. (c)	6,909	183,089
Ulta Beauty, Inc. (c)	358	143,626
Union Pacific Corp.	2,798	545,106
United Parcel Service, Inc. Class B	2,659	429,535
United Rentals, Inc. (c)	180	48,622
UnitedHealth Group, Inc.	4,024	2,032,281
US Bancorp	7,649	308,408
Veeva Systems, Inc. Class A (c)	486	80,132
Security Description	Shares	Value
Ventas, Inc. REIT	2,625	$ 105,446
VeriSign, Inc. (c)	242	42,035
Verisk Analytics, Inc.	510	86,970
Verizon Communications, Inc.	11,726	445,236
Vertex Pharmaceuticals, Inc. (c)	934	270,430
VF Corp.	2,126	63,589
Viatris, Inc.	2,836	24,163
VICI Properties, Inc. REIT	1,652	49,312
Visa, Inc. Class A	7,552	1,341,613
VMware, Inc. Class A	3,617	385,066
Vornado Realty Trust REIT	4,678	108,342
Vulcan Materials Co.	177	27,915
W R Berkley Corp.	2,495	161,127
W.W. Grainger, Inc.	575	281,284
Walt Disney Co. (c)	7,846	740,113
Warner Bros Discovery, Inc. (c)	5,155	59,283
Waters Corp. (c)	120	32,344
Wayfair, Inc. Class A (a)(c)	445	14,485
Welltower, Inc. REIT	3,437	221,068
West Pharmaceutical Services, Inc.	212	52,169
Western Union Co.	1,734	23,409
Westinghouse Air Brake Technologies Corp.	1,342	109,172
Weyerhaeuser Co. REIT	2,006	57,291
Willis Towers Watson PLC	718	144,275
Workday, Inc. Class A (c)	295	44,905
WP Carey, Inc. REIT	764	53,327
Xylem, Inc.	6,113	534,032
Yum! Brands, Inc.	1,762	187,371
Zebra Technologies Corp. Class A (c)	168	44,018
Zillow Group, Inc. Class C (c)	555	15,879
Zimmer Biomet Holdings, Inc.	1,336	139,679
Zoetis, Inc.	2,922	433,303
Zoom Video Communications, Inc. Class A (c)	797	58,651
		128,340,014
ZAMBIA — 0.0% (e)
First Quantum Minerals, Ltd.	2,332	39,799
TOTAL COMMON STOCKS (Cost $239,457,997)		205,112,385

PREFERRED STOCKS — 0.0% (e)
UNITED STATES — 0.0% (e)
AMC Entertainment Holdings, Inc., (c) (Cost: $14,558)	1,755	4,756
RIGHTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
Australia & New Zealand Banking Group, Ltd. (expiring 10/03/22) (c)	1,333	3,342

See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 10/31/22) (c)	31	$ 63
TOTAL RIGHTS (Cost $0)		3,405
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (h)(i)	291,468	291,527
State Street Navigator Securities Lending Portfolio II (g)(j)	6,666,602	6,666,602
TOTAL SHORT-TERM INVESTMENTS (Cost $6,958,099)		6,958,129
TOTAL INVESTMENTS — 102.9% (Cost $246,430,654)		212,078,675
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(6,071,771)
NET ASSETS — 100.0%		$ 206,006,904
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $4,980, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at September 30, 2022.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$204,498,267	$609,138	$4,980	$ 205,112,385
Preferred Stocks	4,756	—	—	4,756
Rights	63	3,342	—	3,405
Short-Term Investments	6,958,129	—	—	6,958,129
TOTAL INVESTMENTS	$ 211,461,215	$612,480	$4,980	$212,078,675
See accompanying notes to financial statements.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Sector Breakdown as of September 30, 2022

% of Net Assets
Information Technology	25.0%
Financials	16.3
Health Care	13.9
Industrials	13.0
Consumer Discretionary	10.7
Communication Services	6.1
Real Estate	4.4
Consumer Staples	4.2
Utilities	2.9
Materials	2.9
Energy	0.1
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	610	$ 51,679	$ 36,366	$ 38,716	$(2,181)	$(12,121)	576	$ 35,027	$ 1,391
State Street Institutional Liquid Reserves Fund, Premier Class	96,434	96,434	6,543,130	6,348,062	(5)	30	291,468	291,527	3,480
State Street Navigator Securities Lending Portfolio II	1,494,278	1,494,278	27,292,642	22,120,318	—	—	6,666,602	6,666,602	13,837
Total		$1,642,391	$33,872,138	$28,507,096	$(2,186)	$(12,091)		$6,993,156	$18,708
See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 5.5%
Aristocrat Leisure, Ltd.	24,775	$ 524,385
Australia & New Zealand Banking Group, Ltd.	227,558	3,335,832
BHP Group, Ltd.	361,378	8,950,044
Brambles, Ltd.	179,264	1,315,091
Cochlear, Ltd.	692	86,555
Coles Group, Ltd.	93,012	982,548
Commonwealth Bank of Australia	129,233	7,536,295
CSL, Ltd.	32,206	5,901,865
Endeavour Group, Ltd.	117,043	526,770
Evolution Mining, Ltd.	68,873	90,778
Fortescue Metals Group, Ltd.	126,602	1,369,127
Glencore PLC	779,609	4,161,230
Goodman Group REIT	82,660	838,648
Insurance Australia Group, Ltd.	272,801	806,828
LendLease Corp., Ltd. Stapled Security	95,057	545,163
Macquarie Group, Ltd.	32,870	3,227,971
Medibank Pvt, Ltd.	216,421	482,843
National Australia Bank, Ltd.	212,676	3,939,480
Newcrest Mining, Ltd.	58,332	634,577
Northern Star Resources, Ltd. (a)	45,913	231,140
Origin Energy, Ltd.	220,340	732,421
QBE Insurance Group, Ltd.	87,157	646,113
Rio Tinto PLC	78,743	4,303,621
Rio Tinto, Ltd.	28,396	1,705,041
Santos, Ltd.	179,207	816,918
Scentre Group REIT	208,985	341,292
Sonic Healthcare, Ltd.	75,975	1,493,776
South32, Ltd. (b)	160,116	383,392
South32, Ltd. (b)	286,288	668,170
Suncorp Group, Ltd.	180,112	1,161,504
Telstra Corp., Ltd. (a)	315,974	782,149
Transurban Group Stapled Security	207,503	1,646,329
Vicinity Centres REIT	457,868	510,760
Wesfarmers, Ltd.	93,012	2,554,744
Westpac Banking Corp.	266,390	3,535,125
WiseTech Global, Ltd.	6,259	209,260
Woodside Energy Group, Ltd.	145,051	2,952,628
Woolworths Group, Ltd. (a)	117,043	2,554,832
		72,485,245
AUSTRIA — 0.1%
Erste Group Bank AG	41,520	920,883
OMV AG	23,157	847,767
Verbund AG	733	62,796
		1,831,446
BELGIUM — 0.5%
Ageas SA/NV	22,597	828,815
Security Description	Shares	Value
Anheuser-Busch InBev SA/NV	52,677	$ 2,412,276
KBC Group NV	22,769	1,085,393
Solvay SA	10,826	844,637
UCB SA	14,887	1,037,217
Umicore SA	4,324	127,631
		6,335,969
BRAZIL — 1.8%
Ambev SA ADR (a)	462,386	1,308,552
Americanas SA	62,751	196,994
B3 SA - Brasil Bolsa Balcao	496,590	1,198,129
Banco Bradesco SA ADR	576,806	2,122,646
Banco do Brasil SA	68,610	488,617
BB Seguridade Participacoes SA	59,568	292,617
BRF SA (c)	61,745	147,032
Centrais Eletricas Brasileiras SA	84,275	669,513
Cia Energetica de Minas Gerais ADR (a)	281,265	568,155
Cia Siderurgica Nacional SA ADR	142,841	339,962
Cosan SA	187,439	602,289
Energisa SA	22,317	172,839
Equatorial Energia SA	74,292	369,479
Gerdau SA ADR	106,896	483,170
Hapvida Participacoes e Investimentos SA (d)	292,798	409,788
Inter & Co., Inc. BDR	1	3
Itau Unibanco Holding SA Preference Shares ADR	444,331	2,297,191
Klabin SA	15,501	52,015
Localiza Rent a Car SA	43,725	493,850
Lojas Renner SA	155,830	802,364
Magazine Luiza SA (c)	370,432	306,818
Natura & Co. Holding SA	94,642	257,740
Petroleo Brasileiro SA Preference Shares ADR	274,182	3,037,937
Raia Drogasil SA	165,535	695,640
Rumo SA	43,033	147,028
Suzano SA	47,308	389,215
Vale SA ADR	247,767	3,300,256
Vale SA	10,523	140,155
WEG SA	99,442	590,896
Wheaton Precious Metals Corp.	32,557	1,059,841
Yara International ASA	20,109	707,314
		23,648,045
CANADA — 8.2%
Agnico Eagle Mines, Ltd.	26,889	1,142,056
Algonquin Power & Utilities Corp.	5,911	64,915
Alimentation Couche-Tard, Inc.	46,765	1,892,654
Bank of Montreal	58,581	5,161,677
Bank of Nova Scotia	87,258	4,172,229

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Barrick Gold Corp.	131,052	$ 2,042,010
BlackBerry, Ltd. (a)(c)	46,691	221,213
Brookfield Asset Management, Inc. Class A	101,673	4,181,464
CAE, Inc. (c)	38,907	600,007
Cameco Corp.	38,753	1,033,940
Canadian Apartment Properties REIT	2,607	79,877
Canadian Imperial Bank of Commerce (a)	68,912	3,032,218
Canadian National Railway Co.	56,589	6,143,843
Canadian Natural Resources, Ltd.	93,079	4,355,722
Canadian Pacific Railway, Ltd.	61,505	4,127,489
Canadian Tire Corp., Ltd. Class A (a)	10,673	1,142,218
Cenovus Energy, Inc.	86,839	1,341,089
CGI, Inc. (c)	12,095	915,366
Constellation Software, Inc.	1,404	1,963,986
Dollarama, Inc.	18,919	1,091,865
Enbridge, Inc.	106,078	3,954,234
Fairfax Financial Holdings, Ltd.	1,263	579,902
FirstService Corp.	1,834	219,471
Franco-Nevada Corp.	13,344	1,602,387
George Weston, Ltd.	5,251	552,711
GFL Environmental, Inc. (a)	1,762	44,767
Gildan Activewear, Inc. (a)	28,966	823,203
IGM Financial, Inc. (a)	19,966	500,149
Imperial Oil, Ltd. (a)	39,531	1,720,715
Intact Financial Corp. (a)	431	61,320
Kinross Gold Corp. (a)	118,569	448,716
Lightspeed Commerce, Inc. (a)(c)	6,381	112,894
Loblaw Cos., Ltd.	39,176	3,118,570
Magna International, Inc.	17,004	810,940
Manulife Financial Corp. (a)	137,789	2,174,059
National Bank of Canada	42,144	2,655,527
Nutrien, Ltd.	53,614	4,494,984
Nuvei Corp. (a)(c)(d)	4,463	121,250
Onex Corp.	6,870	316,788
Open Text Corp.	19,966	530,518
Pan American Silver Corp.	11,120	177,719
Parkland Corp. (a)	1,785	38,453
Pembina Pipeline Corp. (a)	8,555	261,248
Restaurant Brands International, Inc.	17,002	909,215
Ritchie Bros Auctioneers, Inc.	239	15,013
Rogers Communications, Inc. Class B (a)	46,687	1,807,951
Royal Bank of Canada	110,225	9,976,845
Shaw Communications, Inc. Class B	51,618	1,261,853
Shopify, Inc. Class A (a)(c)	73,254	1,982,691
Sun Life Financial, Inc.	55,598	2,222,625
Security Description	Shares	Value
Suncor Energy, Inc.	117,354	$ 3,322,347
TC Energy Corp. (a)	60,177	2,436,773
Teck Resources, Ltd. Class B	41,968	1,283,123
TELUS Corp.	74,911	1,495,440
Thomson Reuters Corp.	27,030	2,789,457
Toronto-Dominion Bank	141,053	8,696,925
		108,226,621
CHILE — 0.1%
Enel Chile SA ADR	274,350	378,603
Sociedad Quimica y Minera de Chile SA ADR	13,558	1,230,389
		1,608,992
CHINA — 9.3%
360 DigiTech, Inc. ADR	7,007	89,830
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	24,600	60,110
3SBio, Inc. (d)	234,500	166,393
AAC Technologies Holdings, Inc. (a)(c)	86,500	135,316
Agricultural Bank of China, Ltd. Class H	2,195,000	657,110
Air China, Ltd. Class H (a)(c)	216,000	165,098
Airtac International Group	17,789	410,140
Alibaba Group Holding, Ltd. ADR (c)	6,171	493,618
Alibaba Group Holding, Ltd. (c)	944,400	9,377,951
Alibaba Health Information Technology, Ltd. (c)	350,000	160,512
A-Living Smart City Services Co., Ltd. (d)	71,000	56,258
Aluminum Corp. of China, Ltd. Class A	148,600	86,086
Anhui Conch Cement Co., Ltd. Class H (a)	33,500	106,263
Anhui Gujing Distillery Co., Ltd. Class B	12,900	190,627
Anhui Honglu Steel Construction Group Co., Ltd. Class A	19,620	91,259
Anjoy Foods Group Co., Ltd. Class A	11,000	239,591
ANTA Sports Products, Ltd.	67,200	712,243
Asymchem Laboratories Tianjin Co., Ltd. Class A	11,620	226,071
Autohome, Inc. ADR	5,985	172,129
AviChina Industry & Technology Co., Ltd. Class H	594,000	230,036
Baidu, Inc. Class A (c)	163,514	2,376,711
Bank of Chengdu Co., Ltd. Class A	72,800	167,062
Bank of China, Ltd. Class H	6,008,436	1,967,118
Bank of Communications Co., Ltd. Class H	1,196,710	631,139

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
BeiGene, Ltd. ADR (c)	3,117	$ 420,234
Beijing Enterprises Water Group, Ltd.	378,000	87,158
Beijing Shunxin Agriculture Co., Ltd. Class A	26,800	74,846
Beijing Sinnet Technology Co., Ltd. Class A	74,500	83,496
Beijing Tiantan Biological Products Corp., Ltd. Class A	107,937	305,681
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	4,400	76,056
Bilibili, Inc. Class Z (c)	12,762	194,440
BOC Hong Kong Holdings, Ltd.	177,000	589,632
BYD Co., Ltd. Class A	8,100	286,329
BYD Co., Ltd. Class H	47,500	1,176,321
BYD Electronic International Co., Ltd. (a)	42,000	101,443
CanSino Biologics, Inc. Class A	2,686	45,588
CanSino Biologics, Inc. Class H (a)(d)	5,200	29,511
CGN Power Co., Ltd. Class H (d)	702,400	152,114
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	2,400	57,348
Chengxin Lithium Group Co., Ltd. Class A	6,200	40,666
Chifeng Jilong Gold Mining Co., Ltd. Class A (c)	55,400	157,594
China Baoan Group Co., Ltd. Class A	37,300	58,704
China CITIC Bank Corp., Ltd. Class H	577,000	229,333
China Common Rich Renewable Energy Investment, Ltd. (a)(e)	448,000	—
China Conch Venture Holdings, Ltd.	42,500	67,784
China Construction Bank Corp. Class H	5,037,720	2,913,572
China Eastern Airlines Corp., Ltd. Class A (c)	318,400	217,949
China Everbright Bank Co., Ltd. Class H	36,000	9,906
China Everbright Environment Group, Ltd.	172,628	71,691
China Evergrande Group (a)(c)(e)	359,000	18,865
China Feihe, Ltd. (d)	136,000	95,288
China Galaxy Securities Co., Ltd. Class H	201,000	92,948
China Gas Holdings, Ltd.	130,000	155,836
China Greatwall Technology Group Co., Ltd. Class A	74,600	89,363
Security Description	Shares	Value
China Hongqiao Group, Ltd.	6,500	$ 5,382
China Jinmao Holdings Group, Ltd.	254,000	51,771
China Life Insurance Co., Ltd. Class H	605,000	775,335
China Literature, Ltd. (a)(c)(d)	45,200	128,116
China Longyuan Power Group Corp., Ltd. Class H	198,000	248,449
China Medical System Holdings, Ltd.	34,000	40,584
China Meidong Auto Holdings, Ltd.	72,000	113,917
China Mengniu Dairy Co., Ltd. (c)	420,000	1,666,645
China Merchants Bank Co., Ltd. Class H	450,514	2,094,773
China Merchants Port Holdings Co., Ltd.	451,796	568,062
China Minmetals Rare Earth Co., Ltd. Class A (c)	13,400	49,471
China Minsheng Banking Corp., Ltd. Class H (a)	359,200	102,957
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	21,200	78,982
China Oilfield Services, Ltd. Class H (a)	344,000	341,375
China Overseas Land & Investment, Ltd.	337,000	877,928
China Overseas Property Holdings, Ltd.	195,000	169,665
China Pacific Insurance Group Co., Ltd. Class H	199,000	366,570
China Petroleum & Chemical Corp. Class H	2,437,800	1,046,559
China Railway Group, Ltd. Class H	229,000	112,314
China Resources Beer Holdings Co., Ltd.	205,670	1,431,848
China Resources Gas Group, Ltd.	37,000	117,600
China Resources Land, Ltd.	154,000	606,199
China Resources Mixc Lifestyle Services, Ltd. (d)	44,000	168,996
China Resources Power Holdings Co., Ltd.	140,000	217,582
China Ruyi Holdings, Ltd. (a)(c)	280,000	59,924
China Shenhua Energy Co., Ltd. Class H	274,500	820,014
China Southern Airlines Co., Ltd. Class A (c)	202,600	188,699
China Southern Airlines Co., Ltd. Class H (a)(c)	220,000	116,027
China Suntien Green Energy Corp., Ltd. Class H (a)	268,000	98,325

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
China Taiping Insurance Holdings Co., Ltd.	143,600	$ 120,918
China Tourism Group Duty Free Corp., Ltd. Class A	7,500	208,563
China Traditional Chinese Medicine Holdings Co., Ltd. (c)	376,000	131,242
China Vanke Co., Ltd. Class H (a)	71,800	130,797
China Yangtze Power Co., Ltd. Class A	140,100	446,880
Chinasoft International, Ltd. (c)	182,000	111,984
Chongqing Brewery Co., Ltd. Class A	24,755	389,599
Chongqing Zhifei Biological Products Co., Ltd. Class A	6,400	77,590
CIFI Holdings Group Co., Ltd. (a)(c)	377,702	38,492
CITIC Securities Co., Ltd. Class H	119,725	203,459
CITIC, Ltd.	409,000	385,559
Contemporary Amperex Technology Co., Ltd. Class A	8,400	472,353
COSCO SHIPPING Holdings Co., Ltd. Class A	104,020	160,791
COSCO SHIPPING Holdings Co., Ltd. Class H	120,649	141,553
COSCO SHIPPING Ports, Ltd.	542,015	341,785
Country Garden Holdings Co., Ltd. (a)(c)	492,248	114,128
Country Garden Services Holdings Co., Ltd.	146,000	215,004
CSPC Pharmaceutical Group, Ltd.	688,800	682,667
Daan Gene Co., Ltd. Class A	8,420	19,582
Daqo New Energy Corp. ADR (c)	4,573	242,735
DaShenLin Pharmaceutical Group Co., Ltd. Class A	36,528	155,250
Dongyue Group, Ltd.	104,000	103,736
Ecovacs Robotics Co., Ltd. Class A	5,200	48,651
ENN Energy Holdings, Ltd.	46,900	627,333
ESR Group, Ltd. (d)	116,600	294,103
Eve Energy Co., Ltd. Class A	12,100	143,588
Flat Glass Group Co., Ltd. Class H (a)(c)	31,000	75,428
Foshan Haitian Flavouring & Food Co., Ltd. Class A	10,340	120,121
Fosun International, Ltd.	86,500	53,664
Futu Holdings, Ltd. ADR (a)(c)	3,836	143,044
Ganfeng Lithium Co., Ltd. Class A	9,940	104,348
Security Description	Shares	Value
Ganfeng Lithium Co., Ltd. Class H (a)(d)	17,080	$ 113,687
G-bits Network Technology Xiamen Co., Ltd. Class A	4,700	163,834
GDS Holdings, Ltd. Class A (c)	56,248	123,246
Geely Automobile Holdings, Ltd.	534,000	736,045
Genscript Biotech Corp. (c)	152,000	332,274
GF Securities Co., Ltd. Class H	144,000	156,843
Giant Network Group Co., Ltd. Class A	226,480	238,579
Ginlong Technologies Co., Ltd. Class A (c)	2,400	74,382
GoerTek, Inc. Class A	97,700	363,164
GOME Retail Holdings, Ltd. (a)(c)	1,579,000	29,569
Great Wall Motor Co., Ltd. Class H	265,500	305,075
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,000	49,672
Guangzhou Automobile Group Co., Ltd. Class H	179,600	128,124
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	30,800	273,820
Guangzhou Tinci Materials Technology Co., Ltd. Class A	17,000	105,064
H World Group, Ltd. ADR	12,921	433,370
Haidilao International Holding, Ltd. (a)(c)(d)	129,000	253,073
Haier Smart Home Co., Ltd. Class H	187,000	572,918
Haitong Securities Co., Ltd. Class H	159,600	84,579
Hangzhou First Applied Material Co., Ltd. Class A	8,680	64,773
Hangzhou Silan Microelectronics Co., Ltd. Class A	14,300	64,287
Hangzhou Tigermed Consulting Co., Ltd. Class A	18,500	236,610
Hengan International Group Co., Ltd.	64,000	286,169
Hopson Development Holdings, Ltd. (a)(c)	44,480	46,577
Hoshine Silicon Industry Co., Ltd. Class A	2,200	33,806
Hua Hong Semiconductor, Ltd. (c)(d)	28,000	64,062
Huadian Power International Corp., Ltd. Class A	288,600	240,866
Hualan Biological Engineering, Inc. Class A	60,520	154,162

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Huaneng Power International, Inc. Class H (a)(c)	940,000	$ 409,534
Huatai Securities Co., Ltd. Class H (d)	153,600	169,060
Huaxi Securities Co., Ltd. Class A	14,400	14,806
Humanwell Healthcare Group Co., Ltd. Class A	1,800	4,426
Hygeia Healthcare Holdings Co., Ltd. (a)(c)(d)	39,600	223,730
Iflytek Co., Ltd. Class A	10,000	46,036
Industrial & Commercial Bank of China, Ltd. Class H	5,181,045	2,428,852
Ingenic Semiconductor Co., Ltd. Class A	5,900	61,217
Innovent Biologics, Inc. (c)(d)	110,500	344,173
Intco Medical Technology Co., Ltd. Class A	13,260	37,069
iQIYI, Inc. ADR (a)(c)	42,841	116,099
JA Solar Technology Co., Ltd. Class A	15,680	140,851
Jafron Biomedical Co., Ltd. Class A	28,880	196,391
JD Health International, Inc. (c)(d)	54,500	313,119
JD.com, Inc. Class A	129,602	3,278,890
Jiangsu Expressway Co., Ltd. Class H	14,000	10,505
Jiangsu Hengli Hydraulic Co., Ltd. Class A	5,400	34,298
Jiangsu King's Luck Brewery JSC, Ltd. Class A	23,900	153,810
Jiangxi Zhengbang Technology Co., Ltd. Class A (c)	74,300	46,586
Jinke Properties Group Co., Ltd. Class A (c)	756,900	221,895
Jinxin Fertility Group, Ltd. (d)	112,000	54,931
JiuGui Liquor Co., Ltd. Class A	2,900	51,112
Jiumaojiu International Holdings, Ltd. (a)(d)	113,000	185,409
Joinn Laboratories China Co., Ltd. Class A	9,800	77,681
Jointown Pharmaceutical Group Co., Ltd. Class A	136,500	219,039
JOYY, Inc. ADR	5,177	134,602
Kanzhun, Ltd. ADR (c)	5,599	94,511
KE Holdings, Inc. ADR (c)	26,622	466,417
Kingdee International Software Group Co., Ltd. (c)	234,000	306,440
Kingsoft Corp., Ltd.	130,200	346,652
Kuaishou Technology (c)(d)	104,700	679,558
Kuang-Chi Technologies Co., Ltd. Class A (c)	107,800	224,547
Kweichow Moutai Co., Ltd. Class A	5,245	1,377,620
Security Description	Shares	Value
Lenovo Group, Ltd.	470,000	$ 326,909
Lens Technology Co., Ltd. Class A	12,600	16,313
Li Auto, Inc. ADR (c)	34,255	788,208
Li Ning Co., Ltd.	138,500	1,060,377
Lingyi iTech Guangdong Co. Class A (c)	105,100	65,603
Longfor Group Holdings, Ltd. (d)	80,500	231,248
LONGi Green Energy Technology Co., Ltd. Class A (c)	26,292	176,690
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	1,870	23,109
Luxshare Precision Industry Co., Ltd. Class A	60,118	247,921
Luzhou Laojiao Co., Ltd. Class A	6,200	200,598
Mango Excellent Media Co., Ltd. Class A	40,800	142,674
Maxscend Microelectronics Co., Ltd. Class A	5,440	67,463
Meituan Class B (c)(d)	266,500	5,622,033
Microport Scientific Corp. (a)(c)	88,041	151,634
Ming Yuan Cloud Group Holdings, Ltd. (a)	97,000	57,459
Muyuan Foods Co., Ltd. Class A	30,262	231,428
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	63,407	147,997
NAURA Technology Group Co., Ltd. Class A	11,700	456,896
NetEase, Inc.	131,975	1,992,259
New China Life Insurance Co., Ltd. Class H	76,900	146,749
New Hope Liuhe Co., Ltd. Class A (c)	54,400	106,066
New Oriental Education & Technology Group, Inc. (a)(c)	124,990	316,858
NIO, Inc. ADR (c)	89,381	1,409,538
Ovctek China, Inc. Class A	53,469	309,752
Perfect World Co., Ltd. Class A	46,350	80,748
PetroChina Co., Ltd. Class H	1,444,000	592,323
Pharmaron Beijing Co., Ltd. Class A	10,200	77,332
Pharmaron Beijing Co., Ltd. Class H (d)	10,650	51,758
PICC Property & Casualty Co., Ltd. Class H	663,415	687,932
Pinduoduo, Inc. ADR (c)	28,627	1,791,478
Ping An Healthcare & Technology Co., Ltd. (a)(c)(d)	34,900	65,800

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Ping An Insurance Group Co. of China, Ltd. Class H	372,000	$ 1,857,654
Prosus NV (c)	76,929	4,067,367
Raytron Technology Co., Ltd. Class A	15,961	85,121
RLX Technology, Inc. ADR (a)(c)	55,662	58,445
Sangfor Technologies, Inc. Class A	10,100	141,672
Seazen Group, Ltd. (c)	266,095	62,372
SF Holding Co., Ltd. Class A	3,500	23,182
SG Micro Corp. Class A	2,400	47,430
Shandong Gold Mining Co., Ltd. Class A	80,341	193,044
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,800	361,601
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	46,116	174,266
Shanghai Baosight Software Co., Ltd. Class A	59,358	306,317
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	8,700	36,073
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (a)	22,000	53,361
Shanghai Jinjiang International Hotels Co., Ltd. Class A	19,113	154,558
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	491,589	384,914
Shanghai M&G Stationery, Inc. Class A	18,500	117,008
Shanghai Medicilon, Inc. Class A	2,346	73,547
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	32,800	45,294
Shanghai RAAS Blood Products Co., Ltd. Class A	127,500	95,323
Shanxi Meijin Energy Co., Ltd. Class A	197,600	266,362
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	18,900	802,988
Shenghe Resources Holding Co., Ltd. Class A	13,400	28,457
Shengyi Technology Co., Ltd. Class A	50,000	91,876
Shennan Circuits Co., Ltd. Class A	8,680	92,021
Shenzhen Capchem Technology Co., Ltd. Class A	5,760	33,837
Shenzhen Energy Group Co., Ltd. Class A	280,240	220,524
Shenzhen Kangtai Biological Products Co., Ltd. Class A	30,801	130,952
Security Description	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	4,900	$ 205,508
Shenzhen SC New Energy Technology Corp. Class A	11,500	185,861
Shenzhen Senior Technology Material Co., Ltd. Class A	11,537	32,398
Shenzhou International Group Holdings, Ltd.	39,800	311,052
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	9,100	27,712
Sichuan Chuantou Energy Co., Ltd. Class A	168,470	284,283
Silergy Corp.	20,000	265,205
Sinopharm Group Co., Ltd. Class H	69,200	138,754
Skshu Paint Co., Ltd. Class A (c)	6,600	81,089
Smoore International Holdings, Ltd. (a)(d)	120,000	143,543
StarPower Semiconductor, Ltd. Class A	1,400	63,626
Sunac China Holdings, Ltd. (a)(c)(e)	205,300	59,891
Sungrow Power Supply Co., Ltd. Class A	7,000	108,616
Sunny Optical Technology Group Co., Ltd.	56,400	539,938
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	3,600	33,464
TAL Education Group ADR (c)	41,528	205,148
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	12,400	77,853
Tencent Holdings, Ltd.	402,200	13,649,356
Tencent Music Entertainment Group ADR (c)	55,173	224,002
Thunder Software Technology Co., Ltd. Class A	7,100	105,148
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	10,800	53,779
Tingyi Cayman Islands Holding Corp.	348,000	600,252
Tongcheng Travel Holdings, Ltd. (c)	130,800	256,605
Tongwei Co., Ltd. Class A	17,200	113,297
Topchoice Medical Corp. Class A (c)	4,600	82,591
TravelSky Technology, Ltd. Class H	56,000	85,749
Trip.com Group, Ltd. ADR (c)	33,937	926,819
Tsingtao Brewery Co., Ltd. Class H	60,000	569,052

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Vipshop Holdings, Ltd. ADR (c)	42,508	$ 357,492
Walvax Biotechnology Co., Ltd. Class A	64,398	335,126
Want Want China Holdings, Ltd.	174,000	113,711
Weibo Corp. ADR (c)	6,759	115,579
Wens Foodstuffs Group Co., Ltd. Class A (c)	18,780	54,029
Wharf Holdings, Ltd.	12,000	38,446
Will Semiconductor Co., Ltd. Shanghai Class A	8,100	91,042
Winning Health Technology Group Co., Ltd. Class A	307,540	303,694
Wuhan Guide Infrared Co., Ltd. Class A	126,884	206,812
Wuliangye Yibin Co., Ltd. Class A	18,500	439,148
WuXi AppTec Co., Ltd. Class A	25,902	260,468
WuXi AppTec Co., Ltd. Class H (d)	6,300	50,922
Wuxi Biologics Cayman, Inc. (c)(d)	237,000	1,431,076
Wuxi Shangji Automation Co., Ltd. Class A	4,760	90,070
Xiaomi Corp. Class B (a)(c)(d)	905,000	1,032,981
Xinyi Solar Holdings, Ltd.	286,961	303,780
XPeng, Inc. ADR (a)(c)	25,246	301,690
Yadea Group Holdings, Ltd. (d)	92,000	147,671
Yankuang Energy Group Co., Ltd. Class H (a)	346,000	1,258,398
Yealink Network Technology Corp., Ltd. Class A	22,850	201,925
Yifeng Pharmacy Chain Co., Ltd. Class A	15,022	104,850
Yihai International Holding, Ltd. (c)	56,000	118,422
Yonyou Network Technology Co., Ltd. Class A	21,130	52,164
Youngor Group Co., Ltd. Class A	133,160	118,047
Yum China Holdings, Inc.	26,441	1,251,453
Yunda Holding Co., Ltd. Class A	11,570	25,399
Yunnan Energy New Material Co., Ltd. Class A	3,400	83,040
Zai Lab, Ltd. ADR (c)	5,918	202,396
Zhejiang Huayou Cobalt Co., Ltd. Class A	6,240	56,316
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	8,100	76,829
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	15,700	107,314
Security Description	Shares	Value
Zhejiang Yongtai Technology Co., Ltd. Class A	6,000	$ 19,323
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(c)(d)	33,000	73,988
Zhongsheng Group Holdings, Ltd.	24,500	97,845
Zhuzhou CRRC Times Electric Co., Ltd.	78,400	329,584
Zijin Mining Group Co., Ltd. Class H	922,000	898,521
ZTE Corp. Class H	68,800	123,403
ZTO Express Cayman, Inc. ADR	22,317	536,278
		122,724,421
COLOMBIA — 0.1%
Bancolombia SA ADR	35,535	865,988
DENMARK — 1.8%
AP Moller - Maersk A/S Class B	805	1,470,550
Chr. Hansen Holding A/S	2,114	104,392
Coloplast A/S Class B	4,804	491,040
Danske Bank A/S (c)	63,333	791,381
DSV A/S	20,971	2,475,661
Genmab A/S (c)	5,392	1,748,338
GN Store Nord A/S	2,815	49,736
Novo Nordisk A/S Class B	128,298	12,870,538
Novozymes A/S Class B	14,694	741,873
Orsted A/S (d)	7,825	626,317
Pandora A/S	8,872	419,760
Vestas Wind Systems A/S	83,272	1,553,773
		23,343,359
EGYPT — 0.0% (f)
Commercial International Bank Egypt SAE	483,586	621,930
FINLAND — 0.8%
Elisa Oyj	10,644	483,310
Fortum Oyj	11,757	158,599
Kone Oyj Class B	31,542	1,223,953
Neste Oyj	28,514	1,251,431
Nokia Oyj (b)	211,819	917,291
Nokia Oyj (b)	112,234	485,045
Nordea Bank Abp (b)	222,487	1,918,030
Sampo Oyj Class A	33,320	1,428,411
Stora Enso Oyj Class R	70,253	900,897
UPM-Kymmene Oyj	60,866	1,942,659
Wartsila OYJ Abp (a)	33,134	213,650
		10,923,276
FRANCE — 6.6%
Accor SA (c)	25,091	531,182
Adevinta ASA (c)	14,302	85,309
Air Liquide SA	44,125	5,081,771
Airbus SE	40,419	3,519,730
Alstom SA	28,240	463,256

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
AXA SA	128,849	$ 2,836,949
BioMerieux	684	54,545
BNP Paribas SA	75,763	3,236,416
Bouygues SA	22,425	589,858
Capgemini SE	15,726	2,549,688
Carrefour SA	71,003	988,768
Cie de Saint-Gobain	36,141	1,311,775
Cie Generale des Etablissements Michelin SCA	48,822	1,107,468
Credit Agricole SA	64,056	524,861
Danone SA	50,067	2,382,267
Dassault Systemes SE	45,844	1,604,897
Edenred	12,676	588,118
Electricite de France SA	8,275	96,387
Engie SA	93,836	1,088,593
EssilorLuxottica SA	21,623	2,973,029
Hermes International	1,036	1,235,154
Kering SA	6,194	2,782,459
Klepierre SA REIT (c)	10,575	185,440
La Francaise des Jeux SAEM (d)	372	11,104
Legrand SA	20,079	1,311,228
L'Oreal SA	19,544	6,323,057
LVMH Moet Hennessy Louis Vuitton SE	19,784	11,830,401
Orange SA	152,898	1,385,225
Pernod Ricard SA	18,523	3,426,882
Publicis Groupe SA (c)	27,700	1,326,965
Renault SA (c)	6,904	189,175
Safran SA	22,706	2,091,152
Sanofi	82,230	6,315,637
Sartorius Stedim Biotech	1,026	318,724
Societe Generale SA	39,756	795,102
Sodexo SA	12,660	956,967
Teleperformance	1,524	389,520
TotalEnergies SE	173,708	8,215,101
Ubisoft Entertainment SA (c)	1,309	36,316
Unibail-Rodamco-Westfield CDI (c)	50,942	100,225
Unibail-Rodamco-Westfield REIT (c)	6,321	265,560
Valeo	17,159	262,737
Veolia Environnement SA	51,088	986,453
Vinci SA	40,755	3,320,614
Vivendi SE	93,755	732,205
Worldline SA (c)(d)	8,192	326,469
		86,734,739
GERMANY — 4.7%
adidas AG	14,839	1,728,161
Allianz SE	29,473	4,671,686
BASF SE	67,646	2,624,268
Bayer AG	71,615	3,326,523
Bayerische Motoren Werke AG	25,842	1,771,874
Commerzbank AG (c)	53,910	387,752
Security Description	Shares	Value
Continental AG	7,010	$ 315,555
Covestro AG (d)	12,484	361,273
Daimler Truck Holding AG (c)	30,653	701,182
Deutsche Bank AG	132,527	992,681
Deutsche Boerse AG	17,816	2,936,541
Deutsche Lufthansa AG (c)	54,816	317,799
Deutsche Post AG	90,752	2,766,284
Deutsche Telekom AG	270,496	4,635,228
E.ON SE	172,836	1,336,941
Fresenius Medical Care AG & Co. KGaA	20,279	576,719
Fresenius SE & Co. KGaA	30,948	665,485
HelloFresh SE (c)	11,241	239,516
Henkel AG & Co. KGaA Preference Shares	7,656	457,662
Infineon Technologies AG	58,395	1,299,163
Mercedes-Benz Group AG	57,630	2,955,535
Merck KGaA	14,626	2,389,970
MTU Aero Engines AG	1,443	218,053
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,603	3,298,228
Porsche Automobil Holding SE Preference Shares	11,073	630,900
Puma SE	6,118	287,508
RWE AG	44,592	1,650,839
SAP SE	78,115	6,437,312
Sartorius AG Preference Shares	1,858	649,990
Scout24 SE (d)	1,650	83,601
Siemens AG	59,779	5,926,523
Siemens Energy AG	31,016	345,931
Siemens Healthineers AG (d)	19,614	850,834
Symrise AG	9,314	916,552
United Internet AG	6,020	113,586
Volkswagen AG	4,444	734,229
Volkswagen AG Preference Shares	9,942	1,231,095
Vonovia SE	38,468	836,988
Zalando SE (c)(d)	7,308	144,832
		61,814,799
GREECE — 0.1%
Hellenic Telecommunications Organization SA	2,869	41,738
JUMBO SA	31,090	415,742
OPAP SA (c)	53,471	643,261
		1,100,741
HONG KONG — 1.8%
AIA Group, Ltd.	846,600	7,058,685
Alibaba Pictures Group, Ltd. (c)	1,620,000	83,581
China Huishan Dairy Holdings Co., Ltd. (e)	1,418,000	—
CK Asset Holdings, Ltd.	117,332	705,496
CLP Holdings, Ltd.	105,500	797,644
Hang Lung Properties, Ltd.	409,000	671,081

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Hang Seng Bank, Ltd.	58,200	$ 883,761
Henderson Land Development Co., Ltd.	246,317	690,324
Hong Kong & China Gas Co., Ltd.	800,057	705,282
Hong Kong Exchanges & Clearing, Ltd.	97,840	3,360,255
Jardine Matheson Holdings, Ltd.	3,800	192,432
Link REIT	296,752	2,075,400
New World Development Co., Ltd.	179,601	510,210
Prudential PLC	139,564	1,392,497
Sino Biopharmaceutical, Ltd.	1,377,500	647,521
Sun Hung Kai Properties, Ltd.	122,185	1,351,835
Swire Pacific, Ltd. Class A	86,506	647,426
Techtronic Industries Co., Ltd.	131,000	1,265,793
Vinda International Holdings, Ltd. (a)	39,000	91,813
WH Group, Ltd. (d)	278,205	175,431
Wharf Real Estate Investment Co., Ltd.	12,000	54,574
		23,361,041
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	84,540	470,990
OTP Bank Nyrt	24,834	454,744
		925,734
INDIA — 4.6%
ACC, Ltd.	15,033	446,391
Adani Enterprises, Ltd.	20,062	852,221
Adani Green Energy, Ltd. (c)	33,607	933,959
Adani Ports & Special Economic Zone, Ltd.	56,186	566,790
Adani Total Gas, Ltd.	20,804	854,102
Adani Transmission, Ltd. (c)	23,639	955,948
Ambuja Cements, Ltd.	144,878	918,229
Apollo Hospitals Enterprise, Ltd.	7,464	402,178
Asian Paints, Ltd.	20,218	830,690
Aurobindo Pharma, Ltd.	32,547	204,281
Avenue Supermarts, Ltd. (c)(d)	7,643	412,119
Axis Bank, Ltd.	159,533	1,437,834
Bajaj Auto, Ltd.	6,627	287,376
Bajaj Finance, Ltd.	12,843	1,158,102
Bajaj Finserv, Ltd.	32,970	680,201
Balkrishna Industries, Ltd.	5,236	121,237
Bandhan Bank, Ltd. (c)(d)	57,835	189,534
Bharat Electronics, Ltd.	410,508	509,406
Bharat Forge, Ltd.	12,169	104,037
Bharat Petroleum Corp., Ltd.	84,783	317,658
Bharti Airtel, Ltd.	158,113	1,554,673
Biocon, Ltd.	28,307	101,239
Security Description	Shares	Value
Cholamandalam Investment & Finance Co., Ltd.	54,548	$ 490,958
Cipla, Ltd.	20,578	282,029
Dabur India, Ltd.	68,410	481,806
Divi's Laboratories, Ltd.	8,829	402,123
DLF, Ltd.	83,467	365,977
Dr Reddy's Laboratories, Ltd. ADR	19,945	1,043,921
Eicher Motors, Ltd.	11,117	501,740
Godrej Consumer Products, Ltd. (c)	44,300	495,787
HCL Technologies, Ltd.	90,737	1,039,918
HDFC Life Insurance Co., Ltd. (d)	68,013	443,478
Hero MotoCorp, Ltd.	1,873	58,692
Hindalco Industries, Ltd.	124,707	598,692
Hindustan Petroleum Corp., Ltd.	72,239	192,072
Hindustan Unilever, Ltd.	83,992	2,783,980
Housing Development Finance Corp., Ltd.	97,367	2,738,143
ICICI Bank, Ltd. ADR	164,644	3,452,585
ICICI Lombard General Insurance Co., Ltd. (d)	24,197	342,396
Indian Oil Corp., Ltd.	222,223	182,884
Indraprastha Gas, Ltd.	15,278	74,520
Indus Towers, Ltd.	77,672	188,520
Info Edge India, Ltd.	9,218	437,449
Infosys, Ltd. ADR	300,862	5,105,628
ITC, Ltd.	212,002	865,716
JSW Steel, Ltd.	61,141	474,728
Jubilant Foodworks, Ltd.	61,612	471,607
Kotak Mahindra Bank, Ltd.	35,398	791,580
Larsen & Toubro Infotech, Ltd. (d)	7,029	385,172
Lupin, Ltd.	25,844	215,978
Mahindra & Mahindra, Ltd. GDR	54,871	855,987
Marico, Ltd.	107,793	712,668
Maruti Suzuki India, Ltd.	5,023	545,090
Mindtree, Ltd.	4,815	186,983
Muthoot Finance, Ltd.	17,365	222,006
Nestle India, Ltd.	4,692	1,104,192
Petronet LNG, Ltd.	167,161	410,756
PI Industries, Ltd.	6,848	252,396
Piramal Pharma, Ltd. (c)	34,864	93,366
Power Grid Corp. of India, Ltd.	165,111	430,682
Reliance Industries, Ltd. GDR (d)	113,668	6,649,578
Samvardhana Motherson International, Ltd.	75,259	100,837
SBI Life Insurance Co., Ltd. (d)	38,729	595,303
Shree Cement, Ltd.	2,265	585,608
Shriram Transport Finance Co., Ltd. (c)	34,452	507,159

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
State Bank of India	124,866	$ 814,418
Sun Pharmaceutical Industries, Ltd.	63,347	738,699
Tata Consultancy Services, Ltd.	57,748	2,132,810
Tata Consumer Products, Ltd.	38,013	375,148
Tata Motors, Ltd. ADR (a)(c)	40,382	979,667
Tata Power Co., Ltd.	83,124	221,218
Tata Steel, Ltd.	442,360	539,959
Tech Mahindra, Ltd.	46,529	576,871
Torrent Pharmaceuticals, Ltd.	2,434	46,670
Trent, Ltd.	13,003	226,970
UltraTech Cement, Ltd.	7,585	583,211
United Spirits, Ltd. (c)	58,410	604,769
UPL, Ltd.	48,516	400,795
Vedanta, Ltd.	48,129	159,767
Wipro, Ltd.	96,403	467,195
Yes Bank, Ltd. (c)	895,714	172,314
		61,039,376
INDONESIA — 0.7%
Adaro Energy Indonesia Tbk PT	1,327,100	345,120
Astra International Tbk PT	2,038,800	887,017
Bank Central Asia Tbk PT	3,495,200	1,962,499
Bank Mandiri Persero Tbk PT	1,661,300	1,028,255
Bank Rakyat Indonesia Persero Tbk PT	6,071,176	1,790,155
Barito Pacific Tbk PT	563,000	29,393
Charoen Pokphand Indonesia Tbk PT	1,254,500	465,469
Gudang Garam Tbk PT	100,700	151,604
Indah Kiat Pulp & Paper Tbk PT	162,300	96,458
Merdeka Copper Gold Tbk PT (c)	510,253	132,024
Telkom Indonesia Persero Tbk PT	5,058,200	1,481,502
United Tractors Tbk PT	223,500	481,785
		8,851,281
IRELAND — 0.4%
CRH PLC (a)	65,042	2,107,167
Flutter Entertainment PLC (c)	9,215	1,020,104
Kerry Group PLC Class A	17,560	1,568,882
Kingspan Group PLC	1,790	81,260
Smurfit Kappa Group PLC	18,286	525,414
		5,302,827
ISRAEL — 0.6%
Bank Hapoalim BM	223,653	1,901,999
Bank Leumi Le-Israel BM	246,439	2,121,410
Check Point Software Technologies, Ltd. (c)	6,406	717,600
Isracard, Ltd.	—	1
Nice, Ltd. (c)	8,282	1,582,336
Security Description	Shares	Value
Teva Pharmaceutical Industries, Ltd. ADR (c)	76,084	$ 613,998
Wix.com, Ltd. (c)	4,014	314,015
		7,251,359
ITALY — 1.0%
Assicurazioni Generali SpA	94,407	1,296,651
Atlantia SpA	52,704	1,167,387
Coca-Cola HBC AG (c)	13,680	289,232
DiaSorin SpA	648	72,877
Enel SpA	538,950	2,230,197
Eni SpA (a)	185,720	1,984,971
Ferrari NV	12,469	2,341,664
FinecoBank Banca Fineco SpA	1,423	17,753
Intesa Sanpaolo SpA ADR	972,272	1,621,893
Mediobanca Banca di Credito Finanziario SpA	64,587	509,978
Snam SpA	183,055	743,501
Telecom Italia SpA (a)(c)	649,699	121,122
UniCredit SpA	124,642	1,276,979
		13,674,205
JAPAN — 13.9%
Advantest Corp.	5,400	249,957
Aeon Co., Ltd.	60,200	1,124,396
AGC, Inc.	24,300	753,788
Aisin Corp. (a)	15,700	402,411
Ajinomoto Co., Inc.	23,500	643,248
Asahi Group Holdings, Ltd.	48,000	1,486,974
Asahi Intecc Co., Ltd.	4,200	67,231
Asahi Kasei Corp.	141,800	936,059
Astellas Pharma, Inc.	182,300	2,414,378
Bandai Namco Holdings, Inc.	4,300	280,230
Bridgestone Corp.	49,700	1,603,159
Canon, Inc.	79,000	1,731,238
Capcom Co., Ltd.	6,800	171,004
Central Japan Railway Co.	9,200	1,076,390
Chiba Bank, Ltd.	173,400	933,218
Chubu Electric Power Co., Inc. (a)	79,200	713,509
Chugai Pharmaceutical Co., Ltd.	33,000	826,681
Concordia Financial Group, Ltd.	200,800	620,108
CyberAgent, Inc.	11,800	99,295
Dai-ichi Life Holdings, Inc.	57,800	915,248
Daiichi Sankyo Co., Ltd.	126,600	3,535,301
Daikin Industries, Ltd.	17,700	2,726,322
Daiwa House REIT Investment Corp.	64	133,089
Daiwa Securities Group, Inc. (a)	194,900	762,661
Denso Corp.	39,800	1,810,928
Dentsu Group, Inc.	2,200	62,468
East Japan Railway Co.	24,500	1,256,102
Eisai Co., Ltd.	18,700	1,001,114

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
ENEOS Holdings, Inc.	314,408	$ 1,010,267
FANUC Corp.	16,300	2,281,516
Fast Retailing Co., Ltd.	4,100	2,172,863
FUJIFILM Holdings Corp.	35,900	1,639,180
Fujitsu, Ltd.	18,700	2,039,307
GLP J-REIT (c)	241	266,566
GMO Payment Gateway, Inc.	1,500	103,112
Hitachi, Ltd.	73,500	3,104,625
Honda Motor Co., Ltd.	108,000	2,340,640
Hoya Corp.	32,000	3,068,569
Idemitsu Kosan Co., Ltd. (a)	12,500	270,735
Inpex Corp.	78,600	737,970
ITOCHU Corp.	100,300	2,425,993
Japan Exchange Group, Inc.	34,400	464,030
Japan Metropolitan Fund Invest REIT	1,228	923,047
Japan Real Estate Investment Corp. REIT	226	932,136
Japan Tobacco, Inc.	79,300	1,300,620
JFE Holdings, Inc.	33,900	314,069
JSR Corp.	42,000	797,955
Kajima Corp.	88,700	841,377
Kakaku.com, Inc.	2,700	45,925
Kansai Electric Power Co., Inc.	102,100	854,919
Kao Corp.	39,900	1,625,826
KDDI Corp.	121,400	3,558,674
Keyence Corp.	10,400	3,441,639
Kintetsu Group Holdings Co., Ltd.	31,100	1,035,628
Kirin Holdings Co., Ltd.	12,700	195,398
Komatsu, Ltd.	80,100	1,444,893
Kose Corp.	2,200	226,467
Kubota Corp.	109,000	1,509,109
Kyocera Corp.	41,000	2,067,774
Lasertec Corp.	3,900	395,941
Lixil Corp.	41,300	604,613
M3, Inc.	28,600	800,433
Makita Corp.	31,100	601,395
Marubeni Corp.	179,200	1,569,834
Mazda Motor Corp.	17,700	116,904
McDonald's Holdings Co. Japan, Ltd.	2,400	83,568
MEIJI Holdings Co., Ltd.	3,200	142,153
Mitsubishi Chemical Group Corp.	158,900	726,300
Mitsubishi Corp.	108,700	2,979,872
Mitsubishi Electric Corp.	183,900	1,657,381
Mitsubishi Estate Co., Ltd.	131,718	1,725,816
Mitsubishi Heavy Industries, Ltd.	33,000	1,095,706
Mitsubishi UFJ Financial Group, Inc.	780,400	3,512,595
Mitsui & Co., Ltd.	120,300	2,567,320
Mitsui Chemicals, Inc.	33,200	646,591
Mitsui Fudosan Co., Ltd.	24,600	468,138
Mizuho Financial Group, Inc.	36,180	390,558
Security Description	Shares	Value
MonotaRO Co., Ltd.	8,400	$ 128,950
MS&AD Insurance Group Holdings, Inc.	60,600	1,606,008
Murata Manufacturing Co., Ltd.	54,100	2,478,781
NEC Corp.	20,600	658,227
Nexon Co., Ltd.	25,800	454,880
Nidec Corp.	35,600	1,999,572
Nihon M&A Center Holdings, Inc.	8,200	94,211
Nintendo Co., Ltd.	79,000	3,195,040
Nippon Building Fund, Inc. REIT	38	166,970
Nippon Paint Holdings Co., Ltd.	28,900	195,469
Nippon Prologis REIT, Inc. (c)	173	378,283
Nippon Steel Corp.	56,800	787,379
Nippon Telegraph & Telephone Corp.	101,200	2,730,921
Nippon Yusen KK (a)	45,300	772,083
Nissan Motor Co., Ltd.	192,000	610,442
Nitori Holdings Co., Ltd.	4,100	345,290
Nitto Denko Corp.	18,600	1,006,169
Nomura Holdings, Inc.	224,000	740,348
Nomura Real Estate Master Fund, Inc. REIT (c)	79	87,162
Nomura Research Institute, Ltd.	4,500	110,367
NTT Data Corp.	102,700	1,323,971
Obayashi Corp.	144,500	926,429
Obic Co., Ltd.	2,200	294,711
Olympus Corp.	56,100	1,076,886
Ono Pharmaceutical Co., Ltd.	23,700	553,592
Oriental Land Co., Ltd.	9,400	1,279,678
ORIX Corp.	123,000	1,723,759
Osaka Gas Co., Ltd.	73,500	1,110,028
Otsuka Holdings Co., Ltd.	17,700	560,550
Panasonic Holdings Corp. (a)	202,000	1,415,793
Rakuten Group, Inc.	55,200	236,825
Recruit Holdings Co., Ltd.	70,400	2,023,796
Renesas Electronics Corp. (c)	32,300	268,228
Resona Holdings, Inc.	60,600	221,056
Rohm Co., Ltd.	17,700	1,156,807
SBI Holdings, Inc.	18,900	338,971
Secom Co., Ltd.	18,700	1,069,199
Seven & i Holdings Co., Ltd.	61,400	2,462,872
SG Holdings Co., Ltd.	11,800	161,415
Sharp Corp. (a)	38,600	230,141
Shimano, Inc.	2,300	361,339
Shin-Etsu Chemical Co., Ltd.	29,200	2,890,849
Shionogi & Co., Ltd.	17,700	854,643
Shiseido Co., Ltd.	21,800	761,483
Shizuoka Bank, Ltd.	158,600	959,303
SMC Corp.	4,200	1,689,343
Softbank Corp. (a)	8,500	84,944
SoftBank Group Corp.	82,700	2,799,613

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sompo Holdings, Inc.	36,000	$ 1,433,086
Sony Group Corp.	91,200	5,850,863
Subaru Corp.	22,400	335,354
Sumitomo Chemical Co., Ltd.	200,800	689,472
Sumitomo Corp.	70,000	871,705
Sumitomo Electric Industries, Ltd.	79,300	802,067
Sumitomo Mitsui Financial Group, Inc.	52,600	1,462,312
Sumitomo Mitsui Trust Holdings, Inc.	18,600	526,729
Suzuki Motor Corp.	17,800	551,050
Sysmex Corp.	11,600	622,535
T&D Holdings, Inc.	41,700	393,823
Takeda Pharmaceutical Co., Ltd.	115,199	2,998,063
TDK Corp.	52,800	1,625,092
Terumo Corp.	70,400	1,981,482
Tokio Marine Holdings, Inc.	161,100	2,854,824
Tokyo Electric Power Co. Holdings, Inc. (c)	139,800	446,216
Tokyo Electron, Ltd.	10,400	2,565,063
Tokyo Gas Co., Ltd.	63,900	1,082,033
Tokyu Corp.	96,300	1,095,762
TOPPAN, INC.	65,400	973,240
Toray Industries, Inc.	200,800	987,457
Toshiba Corp.	32,500	1,155,895
Toyota Motor Corp.	710,400	9,207,298
Toyota Tsusho Corp.	32,800	1,015,192
Unicharm Corp.	9,500	311,755
Welcia Holdings Co., Ltd.	1,400	29,549
West Japan Railway Co.	18,400	704,245
Yakult Honsha Co., Ltd.	3,400	197,547
Yamaha Corp.	26,100	926,830
Yamaha Motor Co., Ltd.	38,900	727,502
Z Holdings Corp.	264,800	695,547
ZOZO, Inc.	10,800	215,933
		184,180,751
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC	29,341	63,236
Boubyan Bank KSCP	453,016	1,118,107
Kuwait Finance House KSCP	59,816	162,301
Mabanee Co. KPSC	198,998	554,074
Mobile Telecommunications Co. KSCP	179,449	338,692
		2,236,410
LUXEMBOURG — 0.1%
ArcelorMittal SA	32,523	658,411
Eurofins Scientific SE	4,007	239,924
		898,335
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	172,000	1,016,676
Security Description	Shares	Value
Sands China, Ltd. (c)	233,600	$ 586,239
		1,602,915
MALAYSIA — 0.4%
AMMB Holdings Bhd	238,300	200,425
CIMB Group Holdings Bhd	555,195	614,223
Dialog Group Bhd	998,000	428,299
Genting Bhd	214,300	207,044
Genting Malaysia Bhd	626,200	376,773
Hartalega Holdings Bhd	160,800	57,565
Hong Leong Financial Group Bhd	42,939	170,941
Malaysia Airports Holdings Bhd (c)	214,000	258,443
Nestle Malaysia Bhd	12,300	346,161
Petronas Chemicals Group Bhd	19,400	35,102
Petronas Dagangan Bhd	76,500	330,285
PPB Group Bhd	155,440	539,699
Press Metal Aluminium Holdings Bhd	250,300	218,075
Public Bank Bhd	589,100	537,393
QL Resources Bhd	38,400	41,240
RHB Bank Bhd	140,678	168,680
Tenaga Nasional Bhd	182,100	316,132
Top Glove Corp. Bhd (c)	483,800	65,209
		4,911,689
MEXICO — 0.7%
America Movil SAB de CV Series L	2,909,260	2,406,117
Cemex SAB de CV Series CPO (c)	1,698,825	586,341
Fomento Economico Mexicano SAB de CV	212,192	1,331,984
Grupo Financiero Banorte SAB de CV Series O	268,524	1,726,994
Grupo Mexico SAB de CV Class B	237,493	804,576
Grupo Televisa SAB Series CPO	298,803	323,954
Industrias Penoles SAB de CV (a)	17,060	166,107
Kimberly-Clark de Mexico SAB de CV Class A (a)	333,345	446,118
Sitios Latinoamerica SAB de CV (a)(c)	145,463	65,036
Wal-Mart de Mexico SAB de CV	316,153	1,113,670
		8,970,897
NETHERLANDS — 3.6%
Adyen NV (c)(d)	1,425	1,817,314
Akzo Nobel NV	20,407	1,165,917
Argenx SE (c)	1,621	585,182
ASM International NV	1,342	307,309
ASML Holding NV	30,549	12,976,486
Heineken NV	25,748	2,266,630

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
ING Groep NV	249,329	$ 2,163,612
Koninklijke Ahold Delhaize NV	90,781	2,324,279
Koninklijke DSM NV	20,074	2,309,712
Koninklijke KPN NV	459,749	1,248,489
Koninklijke Philips NV	90,098	1,412,232
Shell PLC	535,859	13,438,093
Universal Music Group NV (a)	90,983	1,722,555
Wolters Kluwer NV	36,012	3,525,092
		47,262,902
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	28,239	295,508
Meridian Energy, Ltd.	238,768	648,284
Spark New Zealand, Ltd.	183,799	519,829
Xero, Ltd. (c)	6,459	305,273
		1,768,894
NORWAY — 0.5%
DNB Bank ASA	106,355	1,686,982
Equinor ASA	92,587	3,042,548
Norsk Hydro ASA	154,104	832,089
Telenor ASA	78,702	719,763
		6,281,382
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (a)	19,781	133,126
Credicorp, Ltd.	7,634	937,455
		1,070,581
PHILIPPINES — 0.2%
ACEN Corp.	1,089,400	104,062
Ayala Land, Inc.	528,300	205,913
BDO Unibank, Inc.	40,837	77,669
Globe Telecom, Inc.	2,440	84,490
GT Capital Holdings, Inc.	22,998	163,036
JG Summit Holdings, Inc.	276,131	198,061
Jollibee Foods Corp.	94,670	369,798
Metro Pacific Investments Corp.	3,250,500	184,634
PLDT, Inc. ADR (a)	16,657	421,422
SM Prime Holdings, Inc.	586,100	300,923
Universal Robina Corp.	89,700	174,427
		2,284,435
POLAND — 0.1%
Allegro.eu SA (c)(d)	15,583	67,977
CD Projekt SA	7,026	142,540
LPP SA	48	75,756
Orange Polska SA	97,201	101,983
Polski Koncern Naftowy ORLEN SA	18,759	203,352
Powszechna Kasa Oszczednosci Bank Polski SA	50,746	224,396
Security Description	Shares	Value
Santander Bank Polska SA	3,828	$ 152,609
		968,613
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	186,059	809,290
Jeronimo Martins SGPS SA	21,761	406,111
		1,215,401
QATAR — 0.2%
Commercial Bank PQSC	311,706	602,399
Qatar Electricity & Water Co. QSC	195,201	939,087
Qatar National Bank QPSC	269,104	1,470,494
		3,011,980
ROMANIA — 0.0% (f)
NEPI Rockcastle NV (f)	30,696	138,446
RUSSIA — 0.0% (f)
Gazprom PJSC ADR (c)(e)	471,490	—
LUKOIL PJSC (c)(e)	44,561	—
Magnit PJSC GDR (e)	4	—
Magnit PJSC (e)	3,247	—
MMC Norilsk Nickel PJSC ADR (e)	45,503	—
Mobile TeleSystems PJSC ADR (e)	100,152	—
Novatek PJSC GDR (e)	6,921	—
Sberbank of Russia PJSC (c)(e)	544,444	—
Surgutneftegas PJSC Preference Shares ADR (c)(e)	139,649	—
Tatneft PJSC ADR (e)	38,413	—
TCS Group Holding PLC GDR (c)(e)	7,745	—
Yandex NV Class A (c)(e)	23,001	—
		—
SAUDI ARABIA — 1.4%
Advanced Petrochemical Co.	26,856	319,170
Al Rajhi Bank (c)	111,567	2,414,266
Alinma Bank	38,244	369,003
Arab National Bank	32,540	266,331
Bank AlBilad (c)	92,812	1,173,428
Bank Al-Jazira	16,892	101,703
Banque Saudi Fransi	33,499	374,490
Bupa Arabia for Cooperative Insurance Co.	16,952	759,839
Dar Al Arkan Real Estate Development Co. (c)	79,686	337,239
Delivery Hero SE (c)(d)	8,312	308,940
Dr Sulaiman Al Habib Medical Services Group Co.	9,107	504,194
Emaar Economic City (c)	578,913	1,516,237
Etihad Etisalat Co.	60,570	573,940
Jarir Marketing Co.	26,587	1,181,802

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Mobile Telecommunications Co. (c)	157,142	$ 479,331
Rabigh Refining & Petrochemical Co. (c)	189,090	690,528
Riyad Bank	80,213	677,871
SABIC Agri-Nutrients Co.	12,132	510,209
Sahara International Petrochemical Co.	17,692	197,075
Saudi Arabian Mining Co. (c)	58,807	1,089,424
Saudi British Bank	49,656	517,443
Saudi Electricity Co.	85,053	555,550
Saudi Industrial Investment Group	30,681	186,683
Saudi Kayan Petrochemical Co. (c)	34,064	124,578
Saudi National Bank	126,539	2,125,262
Saudi Telecom Co.	87,632	917,839
Savola Group	34,465	260,070
		18,532,445
SINGAPORE — 1.2%
CapitaLand Integrated Commercial Trust REIT	148,140	198,222
Capitaland Investment, Ltd.	424,056	1,025,489
CapLand Ascendas REIT	86,200	161,599
DBS Group Holdings, Ltd.	195,968	4,560,158
Mapletree Logistics Trust REIT	177,882	193,390
Sea, Ltd. ADR (c)	20,442	1,145,774
Singapore Exchange, Ltd.	238,400	1,571,722
Singapore Telecommunications, Ltd.	862,300	1,598,521
STMicroelectronics NV	43,982	1,389,339
United Overseas Bank, Ltd.	204,729	3,732,463
Venture Corp., Ltd.	5,700	65,267
		15,641,944
SOUTH AFRICA — 1.1%
Anglo American Platinum, Ltd.	5,992	429,504
Anglo American PLC	97,522	2,977,968
Aspen Pharmacare Holdings, Ltd. (a)	35,163	262,717
Bid Corp., Ltd. (a)	23,567	365,611
Bidvest Group, Ltd. (a)	28,680	313,633
Capitec Bank Holdings, Ltd.	7,564	653,604
Discovery, Ltd. (a)(c)	81,307	474,700
Exxaro Resources, Ltd. (a)	21,231	239,132
FirstRand, Ltd.	363,931	1,229,944
Gold Fields, Ltd.	77,526	636,039
Harmony Gold Mining Co., Ltd.	25,070	59,591
Impala Platinum Holdings, Ltd. (a)	44,203	417,300
Mr. Price Group, Ltd.	31,762	305,364
MTN Group, Ltd.	127,532	850,663
MultiChoice Group	33,537	215,786
Naspers, Ltd. Class N	12,770	1,608,135
Security Description	Shares	Value
Nedbank Group, Ltd.	18,930	$ 210,381
Old Mutual, Ltd. (a)	232,417	126,480
Remgro, Ltd.	39,313	290,377
Sanlam, Ltd.	230,764	662,407
Sasol, Ltd.	34,710	551,845
Sibanye Stillwater, Ltd. (a)	154,118	360,245
Standard Bank Group, Ltd.	113,059	905,856
Woolworths Holdings, Ltd.	63,018	214,133
		14,361,415
SOUTH KOREA — 3.1%
Alteogen, Inc. (c)	2,335	74,014
Amorepacific Corp.	1,667	118,847
AMOREPACIFIC Group	556	10,434
BGF retail Co., Ltd.	906	104,804
Celltrion Healthcare Co., Ltd.	5,040	238,843
Celltrion Pharm, Inc. (c)	1,544	69,176
Celltrion, Inc.	8,486	1,040,954
CJ CheilJedang Corp.	2,420	695,198
CJ Corp.	882	42,845
Coway Co., Ltd.	3,638	137,058
Doosan Enerbility Co., Ltd. (c)	19,040	189,641
Ecopro BM Co., Ltd.	1,724	106,161
E-MART, Inc.	3,181	186,542
Hana Financial Group, Inc.	27,661	685,387
Hanmi Pharm Co., Ltd.	531	84,993
Hanwha Solutions Corp. (c)	3,369	111,146
HD Hyundai Co., Ltd.	10,582	400,144
HLB, Inc. (c)	7,826	234,392
HMM Co., Ltd.	17,595	227,516
Hotel Shilla Co., Ltd.	3,929	197,452
Hyundai Engineering & Construction Co., Ltd.	3,301	86,522
Hyundai Mobis Co., Ltd.	4,452	594,347
Hyundai Motor Co.	12,276	1,514,443
Hyundai Steel Co.	7,612	149,505
Kakao Corp.	20,487	817,647
KB Financial Group, Inc.	34,924	1,066,736
Kia Corp.	22,907	1,151,194
Korea Aerospace Industries, Ltd.	8,925	302,241
Korea Electric Power Corp. ADR (a)	48,902	332,534
Korea Shipbuilding & Offshore Engineering Co., Ltd. (c)	5,390	274,642
Korea Zinc Co., Ltd.	2,444	1,016,412
Krafton, Inc. (c)	1,194	175,257
KT&G Corp.	15,831	958,247
L&F Co., Ltd. (c)	1,437	178,483
LG Chem, Ltd.	2,720	1,019,026
LG Chem, Ltd. Preference Shares	669	117,836
LG Electronics, Inc.	12,039	661,400
LG H&H Co., Ltd.	1,191	526,947
Lotte Chemical Corp.	2,142	215,592
NAVER Corp.	12,213	1,651,790

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
NCSoft Corp.	1,981	$ 479,084
Pearl Abyss Corp. (c)	4,465	145,588
POSCO Holdings, Inc. ADR	24,227	886,950
Samsung Biologics Co., Ltd. (c)(d)	787	443,915
Samsung C&T Corp.	5,176	374,443
Samsung Electro-Mechanics Co., Ltd.	3,200	250,507
Samsung Electronics Co., Ltd. GDR	13,665	12,599,130
Samsung Electronics Co., Ltd. Preference Shares	31,131	1,020,510
Samsung Fire & Marine Insurance Co., Ltd.	4,931	634,168
Samsung Heavy Industries Co., Ltd. (c)	49,677	184,375
Samsung SDI Co., Ltd.	3,019	1,152,145
Samsung SDS Co., Ltd.	2,033	163,413
Samsung Securities Co., Ltd.	26,868	577,473
Seegene, Inc.	2,934	54,960
Shinhan Financial Group Co., Ltd.	39,131	916,257
SK Bioscience Co., Ltd. (c)	1,417	79,531
SK Chemicals Co., Ltd.	782	49,739
SK Hynix, Inc.	40,485	2,351,509
SK Innovation Co., Ltd. (c)	4,550	456,368
SK Square Co., Ltd. (c)	4,319	109,130
SK Telelcom Co., Ltd. ADR (a)	12,009	231,293
SK, Inc.	3,639	488,354
		41,415,190
SPAIN — 1.4%
ACS Actividades de Construccion y Servicios SA	25,655	581,324
Aena SME SA (c)(d)	1,028	107,657
Amadeus IT Group SA (c)	24,815	1,164,692
Banco Bilbao Vizcaya Argentaria SA	430,076	1,946,727
Banco Santander SA	1,094,328	2,570,259
CaixaBank SA	86,775	281,465
Cellnex Telecom SA (d)	23,448	730,243
Ferrovial SA	50,556	1,158,441
Iberdrola SA	530,360	4,978,491
Industria de Diseno Textil SA	93,761	1,954,630
Naturgy Energy Group SA (a)	30,296	704,294
Repsol SA (c)	126,675	1,464,967
Telefonica SA	428,411	1,416,883
		19,060,073
SWEDEN — 1.6%
Assa Abloy AB Class B	106,019	2,003,351
Atlas Copco AB Class B	351,559	2,954,394
Embracer Group AB (a)(c)	20,160	120,715
Epiroc AB Class B	87,888	1,116,667
EQT AB (a)	14,324	282,801
Essity AB Class B	8,493	168,980
Security Description	Shares	Value
Evolution AB (d)	11,461	$ 915,847
H & M Hennes & Mauritz AB Class B (a)	74,845	697,767
Hexagon AB Class B	4,899	46,220
Husqvarna AB Class B	124,170	694,837
Industrivarden AB Class A	2,228	45,313
Kinnevik AB Class B (c)	1,773	23,581
Sandvik AB	99,300	1,365,011
Securitas AB Class B (a)	65,998	461,495
Skandinaviska Enskilda Banken AB Class A	118,082	1,136,396
Skanska AB Class B	65,790	827,007
SKF AB Class B (a)	43,273	585,877
Svenska Handelsbanken AB Class A	145,014	1,197,223
Swedbank AB Class A	71,926	951,776
Swedish Match AB	150,898	1,495,722
Tele2 AB Class B	72,725	629,115
Telefonaktiebolaget LM Ericsson Class B (a)	276,660	1,632,662
Telia Co. AB	159,620	460,701
Volvo AB Class B	113,542	1,617,366
		21,430,824
SWITZERLAND — 5.0%
ABB, Ltd.	166,671	4,368,922
Adecco Group AG	16,357	455,520
Alcon, Inc.	35,222	2,080,576
Cie Financiere Richemont SA Class A	41,360	3,961,819
Credit Suisse Group AG (c)	143,325	578,979
Geberit AG	4,438	1,927,605
Givaudan SA	1,180	3,600,244
Holcim AG (c)	28,121	1,170,839
Julius Baer Group, Ltd. (c)	14,683	648,931
Kuehne + Nagel International AG	6,425	1,318,618
Logitech International SA (a)	6,266	292,530
Lonza Group AG	5,251	2,594,424
Novartis AG	158,191	12,139,361
Roche Holding AG	50,265	16,518,379
SGS SA	793	1,712,090
Sika AG	9,448	1,926,557
Sonova Holding AG	2,413	539,355
Swatch Group AG Bearer Shares	4,641	1,058,577
Temenos AG	4,618	316,422
UBS Group AG	294,116	4,325,455
Zurich Insurance Group AG	12,827	5,147,742
		66,682,945
TAIWAN — 3.9%
Accton Technology Corp.	58,000	497,811
Acer, Inc.	439,000	302,816
Advantech Co., Ltd.	36,954	341,617
ASE Technology Holding Co., Ltd.	224,000	565,133

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
ASMedia Technology, Inc.	4,000	$ 83,656
Asustek Computer, Inc.	36,000	265,331
AU Optronics Corp. ADR (a)	—	—
AUO Corp. ADR	149,327	964,652
Catcher Technology Co., Ltd.	43,000	233,629
Cathay Financial Holding Co., Ltd.	258,595	325,392
Chailease Holding Co., Ltd.	93,082	535,055
China Development Financial Holding Corp.	803,742	303,786
China Steel Corp.	713,000	599,613
Chunghwa Telecom Co., Ltd. ADR	72,303	2,568,926
Compal Electronics, Inc.	257,000	175,656
CTBC Financial Holding Co., Ltd.	663,558	414,867
Delta Electronics, Inc.	184,785	1,472,506
E.Sun Financial Holding Co., Ltd.	1,318,252	1,069,167
Eclat Textile Co., Ltd.	18,650	230,269
eMemory Technology, Inc.	7,000	252,449
Evergreen Marine Corp. Taiwan, Ltd. (c)	68,400	314,542
Far EasTone Telecommunications Co., Ltd.	87,000	198,394
Feng TAY Enterprise Co., Ltd.	54,166	269,559
Formosa Plastics Corp.	406,000	1,107,424
Fubon Financial Holding Co., Ltd.	527,436	828,973
Giant Manufacturing Co., Ltd.	88,000	569,593
Globalwafers Co., Ltd.	28,000	323,223
Hon Hai Precision Industry Co., Ltd. GDR	632,352	4,034,406
Hotai Motor Co., Ltd.	14,000	252,228
Innolux Corp. (c)	597,000	196,499
Largan Precision Co., Ltd.	7,000	369,303
MediaTek, Inc.	112,000	1,943,746
Mega Financial Holding Co., Ltd.	294,121	288,572
Micro-Star International Co., Ltd.	79,000	267,489
momo.com, Inc.	6,000	100,916
Nan Ya Printed Circuit Board Corp.	21,000	125,012
Novatek Microelectronics Corp.	45,000	310,403
Pegatron Corp.	48,000	88,444
Pou Chen Corp.	127,000	114,004
President Chain Store Corp.	35,000	311,427
Quanta Computer, Inc.	46,000	111,563
Realtek Semiconductor Corp.	42,000	357,177
Ruentex Development Co., Ltd.	148,916	241,087
Taishin Financial Holding Co., Ltd.	1,091,182	470,856
Security Description	Shares	Value
Taiwan High Speed Rail Corp.	389,000	$ 349,192
Taiwan Mobile Co., Ltd.	69,000	207,767
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	327,079	22,424,536
Unimicron Technology Corp.	86,000	318,278
Uni-President Enterprises Corp.	435,000	922,092
United Microelectronics Corp. ADR (a)(c)	270,062	1,504,245
Vanguard International Semiconductor Corp.	97,000	198,589
Wan Hai Lines, Ltd.	51,635	108,640
Win Semiconductors Corp.	54,000	210,054
Winbond Electronics Corp.	355,000	220,834
Wiwynn Corp.	8,000	203,597
Yageo Corp. (c)	37,169	314,922
Yang Ming Marine Transport Corp.	125,000	242,134
Zhen Ding Technology Holding, Ltd.	127,000	424,013
		52,046,064
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
AngloGold Ashanti, Ltd. (f)	36,545	507,675
THAILAND — 0.5%
Advanced Info Service PCL	23,800	123,038
Airports of Thailand PCL (c)	96,100	184,710
Asset World Corp. PCL	2,610,200	401,356
B Grimm Power PCL	297,900	266,546
Bangkok Expressway & Metro PCL	519,200	126,634
Bumrungrad Hospital PCL	78,600	473,017
Central Pattana PCL	243,900	421,911
CP ALL PCL NVDR	364,600	543,710
Delta Electronics Thailand PCL	29,600	513,213
Electricity Generating PCL	68,700	300,517
Energy Absolute PCL	86,000	201,206
Global Power Synergy PCL Class F	79,100	133,686
Gulf Energy Development PCL	217,820	303,169
Home Product Center PCL	239,700	85,789
Indorama Ventures PCL	146,700	151,678
Land & Houses PCL	98,700	23,288
Minor International PCL (c)	462,709	325,074
Osotspa PCL	131,500	94,999
PTT Global Chemical PCL	7,100	7,812
PTT PCL	1,160,720	1,046,248
Ratch Group PCL	342,800	372,609
SCB X PCL NVDR	119,600	329,756
Siam Cement PCL	8,300	71,734
Srisawad Corp. PCL	54,500	62,129

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Thai Union Group PCL Class F	284,400	$ 140,994
		6,704,823
TURKEY — 0.1%
Akbank T.A.S.	576,288	350,961
Aselsan Elektronik Sanayi Ve Ticaret A/S	220,100	347,867
BIM Birlesik Magazalar A/S	22,586	140,961
Turkiye Is Bankasi A/S Class C	1,202,465	487,770
		1,327,559
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	148,419	364,476
Abu Dhabi Islamic Bank PJSC	255,667	629,936
Aldar Properties PJSC	514,599	589,826
Dubai Islamic Bank PJSC	159,236	259,248
Emaar Properties PJSC	312,287	492,273
Emirates NBD Bank PJSC	86,217	301,626
Emirates Telecommunications Group Co. PJSC	224,796	1,429,666
First Abu Dhabi Bank PJSC	243,687	1,184,915
		5,251,966
UNITED KINGDOM — 7.5%
3i Group PLC	106,937	1,304,755
Abrdn PLC	231,154	358,930
Admiral Group PLC	533	11,391
Ashtead Group PLC	7,519	342,957
Associated British Foods PLC	12,183	171,562
AstraZeneca PLC	90,486	10,044,382
Auto Trader Group PLC (d)	66,069	379,827
Aviva PLC	203,380	881,342
BAE Systems PLC	252,451	2,225,742
Barclays PLC	1,161,664	1,871,232
Barratt Developments PLC	45,439	173,576
Berkeley Group Holdings PLC	3,708	136,471
BP PLC	1,432,818	6,927,235
British American Tobacco PLC	147,213	5,302,230
British Land Co. PLC REIT	219,752	860,299
BT Group PLC (a)	573,314	776,628
Burberry Group PLC	44,216	892,398
CK Hutchison Holdings, Ltd.	142,532	788,021
CNH Industrial NV	68,433	779,679
Compass Group PLC	153,778	3,098,504
Diageo PLC	163,010	6,910,234
Entain PLC	31,640	383,572
Experian PLC	77,280	2,295,581
Haleon PLC (c)	346,722	1,080,825
Hargreaves Lansdown PLC	5,120	49,564
HSBC Holdings PLC	1,336,246	6,970,483
Imperial Brands PLC	76,417	1,582,394
Security Description	Shares	Value
InterContinental Hotels Group PLC	12,991	$ 633,586
J Sainsbury PLC	203,188	395,345
Just Eat Takeaway.com NV (a)(c)(d)	7,087	112,306
Kingfisher PLC	63,117	155,288
Land Securities Group PLC REIT	102,374	596,313
Legal & General Group PLC	92,162	222,736
Lloyds Banking Group PLC	4,113,189	1,900,443
London Stock Exchange Group PLC	21,764	1,853,233
M&G PLC	139,564	259,477
Melrose Industries PLC	173,026	197,398
National Grid PLC	299,451	3,112,119
NatWest Group PLC	207,995	524,505
Next PLC	15,180	813,550
Ocado Group PLC (c)	28,966	152,782
Pearson PLC	91,607	886,397
Persimmon PLC	14,879	205,542
Reckitt Benckiser Group PLC	47,531	3,170,796
RELX PLC (b)	133,341	3,277,644
RELX PLC (b)	36,637	899,439
Rentokil Initial PLC (a)	33,051	176,173
Rolls-Royce Holdings PLC (c)	637,007	494,848
Sage Group PLC	184,125	1,433,015
Segro PLC REIT	99,729	838,295
Severn Trent PLC	43,312	1,138,623
Smith & Nephew PLC	101,671	1,192,268
Smiths Group PLC	30,423	512,814
SSE PLC	105,981	1,807,132
Standard Chartered PLC	207,864	1,315,194
Taylor Wimpey PLC	180,035	177,459
Tesco PLC	428,797	989,881
Unilever PLC	192,429	8,525,745
United Utilities Group PLC	89,232	885,330
Vodafone Group PLC	2,017,333	2,277,169
Whitbread PLC	19,637	504,616
WPP PLC	108,682	909,912
		99,147,187
UNITED STATES — 2.9%
Bausch Health Cos., Inc. (a)(c)	28,766	199,722
Ferguson PLC	19,113	2,006,422
GSK PLC	277,382	4,043,297
James Hardie Industries PLC CDI	73,588	1,459,145
JBS SA	61,879	287,381
Nestle SA	200,393	21,801,455
Parade Technologies, Ltd.	8,000	149,170
QIAGEN NV (c)	252	10,611
Schneider Electric SE	44,473	5,094,838
Sinch AB (a)(c)(d)	31,185	42,309
Stellantis NV (b)	60,928	732,731
Stellantis NV (b)	80,386	966,421

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Swiss Re AG	26,904	$ 1,999,793
		38,793,295
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	60,217	1,027,684
TOTAL COMMON STOCKS (Cost $1,586,109,428)		1,311,406,114

PREFERRED STOCKS — 0.0% (f)
GERMANY — 0.0% (f)
Dr. Ing h.c. F Porsche AG, (c) (Cost: $55,596)	690	55,766
RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Localiza Rent a Car SA (expiring 10/31/22) (c)	134	273
PHILIPPINES — 0.0% (f)
Globe Telecom, Inc. (expiring 10/07/22) (c)	192	1,146
SWEDEN — 0.0% (f)
Securitas AB (expiring 10/11/22) (a)(c)	269,152	112,293
TOTAL RIGHTS (Cost $181,664)		113,712
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Srisawad Corp. PCL (expiring 8/29/25) (c)	900	91
TOTAL WARRANTS (Cost $0)		91
SHORT-TERM INVESTMENT — 2.6%
State Street Navigator Securities Lending Portfolio II (g)(h) (Cost $34,632,278)	34,632,278	34,632,278
TOTAL INVESTMENTS — 101.9% (Cost $1,620,978,966)		1,346,207,961
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(25,498,524)
NET ASSETS — 100.0%		$ 1,320,709,437

(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $78,756, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,305,206,136	$6,121,222	$78,756	$ 1,311,406,114
Preferred Stocks	55,766	—	—	55,766
Rights	112,566	1,146	—	113,712
Warrants	91	—	—	91
Short-Term Investment	34,632,278	—	—	34,632,278
TOTAL INVESTMENTS	$1,340,006,837	$6,122,368	$78,756	$1,346,207,961
Sector Breakdown as of September 30, 2022

% of Net Assets
Financials	20.2%
Industrials	11.7
Consumer Discretionary	11.2
Information Technology	10.7
Health Care	10.0
Consumer Staples	9.5
Materials	8.1
Communication Services	6.3
Energy	6.2
Utilities	3.2
Real Estate	2.2
Short-Term Investment	2.6
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	806,165	$ 806,165	$ 95,286,562	$ 96,092,727	$—	$—	—	$ —	$ 7,661
State Street Navigator Securities Lending Portfolio II	29,761,465	29,761,465	344,635,268	339,764,455	—	—	34,632,278	34,632,278	305,824
Total		$30,567,630	$439,921,830	$435,857,182	$—	$—		$34,632,278	$313,485
See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 7.3%
Ampol, Ltd.	4,286	$ 79,226
APA Group Stapled Security	21,851	134,731
Aristocrat Leisure, Ltd.	10,813	228,867
ASX, Ltd.	3,420	157,792
Aurizon Holdings, Ltd.	34,627	76,809
Australia & New Zealand Banking Group, Ltd. (a)	53,488	784,094
Bank of Queensland, Ltd.	1	4
BlueScope Steel, Ltd.	8,673	84,704
Brambles, Ltd.	25,577	187,634
Cochlear, Ltd.	1,178	147,344
Coles Group, Ltd.	23,952	253,021
Commonwealth Bank of Australia (a)	30,689	1,789,646
Computershare, Ltd.	9,879	157,268
CSL, Ltd.	8,666	1,588,076
Dexus REIT	20,752	103,004
Domino's Pizza Enterprises, Ltd. (a)	1,076	35,642
Endeavour Group, Ltd.	24,234	109,069
Evolution Mining, Ltd. (a)	32,448	42,768
Fortescue Metals Group, Ltd.	30,021	324,660
Goodman Group REIT (a)	29,980	304,170
GPT Group REIT	35,048	86,306
IDP Education, Ltd. (a)	3,670	62,459
Insurance Australia Group, Ltd.	44,248	130,867
LendLease Corp., Ltd. Stapled Security	12,237	70,181
Lottery Corp., Ltd. (b)	38,631	103,822
Macquarie Group, Ltd.	6,590	647,166
Medibank Pvt, Ltd.	46,643	104,062
Mineral Resources, Ltd.	2,991	126,441
Mirvac Group REIT (a)	69,239	86,586
National Australia Bank, Ltd. (a)	58,168	1,077,468
Newcrest Mining, Ltd.	15,694	170,731
Northern Star Resources, Ltd. (a)	21,192	106,687
Orica, Ltd.	8,099	68,840
Qantas Airways, Ltd. (b)	17,046	55,018
QBE Insurance Group, Ltd.	26,259	194,664
Ramsay Health Care, Ltd.	3,290	121,165
REA Group, Ltd. (a)	994	73,400
Reece, Ltd.	5,111	46,071
Rio Tinto PLC	20,098	1,098,436
Rio Tinto, Ltd.	6,612	397,018
Scentre Group REIT	94,555	154,417
SEEK, Ltd. (a)	6,102	75,209
Sonic Healthcare, Ltd.	8,232	161,853
Stockland REIT	41,636	87,537
Suncorp Group, Ltd.	22,336	144,040
Telstra Corp., Ltd. (a)	74,123	183,481
Transurban Group Stapled Security	55,395	439,504
Treasury Wine Estates, Ltd.	12,786	103,335
Security Description	Shares	Value
Vicinity Centres REIT	70,412	$ 78,546
Wesfarmers, Ltd.	20,446	561,587
Westpac Banking Corp. (a)	63,058	836,810
WiseTech Global, Ltd.	2,589	86,559
Woolworths Group, Ltd. (a)	21,744	474,631
		14,803,426
AUSTRIA — 0.2%
Erste Group Bank AG	6,067	134,561
Mondi PLC	8,467	131,757
Verbund AG	1,207	103,404
Voestalpine AG	2,192	37,601
		407,323
BELGIUM — 0.9%
Ageas SA/NV	3,052	111,941
Anheuser-Busch InBev SA/NV	15,646	716,489
D'ieteren Group	441	62,773
Elia Group SA	577	68,057
Groupe Bruxelles Lambert NV	1,962	138,159
KBC Group NV	4,468	212,988
Proximus SADP	2,866	29,747
Sofina SA (a)	270	46,950
Solvay SA	1,280	99,865
UCB SA	2,200	153,280
Umicore SA	3,662	108,091
Warehouses De Pauw CVA REIT	2,645	65,090
		1,813,430
BRAZIL — 0.1%
Yara International ASA	3,012	105,944
CHILE — 0.0% (c)
Antofagasta PLC	7,444	92,695
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	65,000	216,532
Budweiser Brewing Co. APAC, Ltd. (d)	33,354	87,316
Chow Tai Fook Jewellery Group, Ltd.	35,800	67,405
ESR Group, Ltd. (d)	36,200	91,308
Futu Holdings, Ltd. ADR (a)(b)	908	33,859
Prosus NV (b)	14,933	789,533
SITC International Holdings Co., Ltd.	24,000	44,393
Wilmar International, Ltd.	34,000	90,989
Xinyi Glass Holdings, Ltd.	31,000	45,099
		1,466,434
DENMARK — 2.9%
AP Moller - Maersk A/S Class A	56	99,458
AP Moller - Maersk A/S Class B	91	166,236
Carlsberg AS Class B	1,800	211,971
Chr. Hansen Holding A/S	1,872	92,442
Coloplast A/S Class B	2,156	220,375
Danske Bank A/S (b)	11,970	149,572
Demant A/S (b)	1,816	45,209
DSV A/S	3,413	402,910

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Genmab A/S (b)	1,181	$ 382,935
GN Store Nord A/S	2,268	40,072
Novo Nordisk A/S Class B	29,742	2,983,644
Novozymes A/S Class B	3,611	182,313
Orsted A/S (d)	3,394	271,658
Pandora A/S	1,785	84,453
ROCKWOOL A/S Class B	139	22,032
Tryg A/S	6,460	133,542
Vestas Wind Systems A/S	17,969	335,284
		5,824,106
FINLAND — 1.4%
Elisa Oyj	2,502	113,608
Fortum Oyj	7,726	104,222
Kesko Oyj Class B	4,860	91,151
Kone Oyj Class B	6,013	233,328
Neste Oyj	7,475	328,065
Nokia Oyj	97,126	420,608
Nordea Bank Abp (e)	58,834	507,200
Orion Oyj Class B	1,945	82,085
Sampo Oyj Class A	8,875	380,467
Stora Enso Oyj Class R	10,517	134,866
UPM-Kymmene Oyj	9,485	302,733
Wartsila OYJ Abp (a)	8,539	55,060
		2,753,393
FRANCE — 10.1%
Accor SA (b)	2,992	63,341
Adevinta ASA (b)	4,256	25,386
Aeroports de Paris (b)	544	63,419
Air Liquide SA	9,425	1,085,455
Airbus SE	10,548	918,531
Alstom SA	5,702	93,537
Amundi SA (d)	1,128	47,473
Arkema SA	1,063	78,186
AXA SA	33,579	739,330
BioMerieux	747	59,568
BNP Paribas SA	19,913	850,636
Bollore SE	17,098	79,094
Bouygues SA	4,010	105,477
Bureau Veritas SA	5,281	118,888
Capgemini SE	2,914	472,453
Carrefour SA	10,763	149,883
Cie de Saint-Gobain	8,877	322,200
Cie Generale des Etablissements Michelin SCA	12,065	273,680
Covivio REIT	1,002	48,609
Credit Agricole SA	22,468	184,098
Danone SA	11,777	560,368
Dassault Aviation SA	440	50,432
Dassault Systemes SE	11,968	418,973
Edenred	4,447	206,324
Eiffage SA	1,512	122,231
EssilorLuxottica SA	5,242	720,743
Eurazeo SE	729	38,458
Gecina SA REIT	864	68,094
Getlink SE	7,839	122,142
Security Description	Shares	Value
Hermes International	567	$ 675,996
Ipsen SA	723	67,216
Kering SA	1,341	602,402
Klepierre SA REIT (b)	3,668	64,321
La Francaise des Jeux SAEM (d)	1,867	55,730
Legrand SA	4,733	309,081
L'Oreal SA	4,319	1,397,323
LVMH Moet Hennessy Louis Vuitton SE	4,990	2,983,911
Orange SA	35,369	320,436
Pernod Ricard SA	3,782	699,696
Publicis Groupe SA (b)	4,081	195,500
Remy Cointreau SA	410	68,643
Renault SA (b)	3,477	95,273
Safran SA	6,171	568,330
Sanofi	20,454	1,570,960
Sartorius Stedim Biotech	480	149,110
SEB SA	506	32,072
Societe Generale SA	14,249	284,974
Sodexo SA	1,606	121,397
Teleperformance	1,053	269,137
Thales SA	1,879	208,006
Ubisoft Entertainment SA (b)	1,659	46,027
Unibail-Rodamco-Westfield CDI (b)	720	1,417
Unibail-Rodamco-Westfield REIT (b)(e)	2,116	88,898
Valeo	4,265	65,305
Veolia Environnement SA	11,960	230,934
Vinci SA	9,579	780,473
Vivendi SE	13,890	108,478
Wendel SE	466	33,714
Worldline SA (b)(d)	4,321	172,201
		20,353,970
GERMANY — 7.9%
adidas AG	3,074	358,000
Allianz SE	7,363	1,167,090
Aroundtown SA	19,183	42,415
BASF SE	16,447	638,047
Bayer AG	17,581	816,639
Bayerische Motoren Werke AG	5,871	402,549
Bayerische Motoren Werke AG Preference Shares	1,063	69,668
Bechtle AG	1,442	52,452
Beiersdorf AG	1,743	172,375
Brenntag SE	2,733	167,015
Carl Zeiss Meditec AG	729	76,737
Commerzbank AG (b)	19,291	138,752
Continental AG	1,941	87,374
Covestro AG (d)	3,442	99,608
Daimler Truck Holding AG (b)	8,051	184,165
Deutsche Bank AG	36,767	275,400
Deutsche Boerse AG	3,408	561,727
Deutsche Lufthansa AG (b)	10,583	61,356
Deutsche Post AG	17,865	544,557
Deutsche Telekom AG	58,347	999,836

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
E.ON SE	39,782	$ 307,726
Evonik Industries AG	3,867	65,348
Fresenius Medical Care AG & Co. KGaA	3,581	101,841
Fresenius SE & Co. KGaA	7,560	162,565
GEA Group AG	2,678	87,468
Hannover Rueck SE	1,069	161,485
HeidelbergCement AG	2,668	106,770
HelloFresh SE (b)	2,937	62,580
Henkel AG & Co. KGaA Preference Shares	3,144	187,943
Henkel AG & Co. KGaA	1,863	106,403
Infineon Technologies AG	23,579	524,582
KION Group AG	1,252	24,304
Knorr-Bremse AG	1,279	55,607
LEG Immobilien SE	1,356	81,511
Mercedes-Benz Group AG	14,455	741,320
Merck KGaA	2,335	381,552
MTU Aero Engines AG	948	143,253
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,527	612,705
Nemetschek SE	1,013	48,855
Porsche Automobil Holding SE Preference Shares	2,666	151,899
Puma SE	1,886	88,630
Rational AG	90	44,128
Rheinmetall AG	774	119,955
SAP SE	18,784	1,547,954
Sartorius AG Preference Shares	467	163,372
Scout24 SE (d)	1,653	83,753
Siemens AG	13,786	1,366,752
Siemens Energy AG	7,750	86,438
Siemens Healthineers AG (d)	5,010	217,328
Symrise AG	2,378	234,009
Telefonica Deutschland Holding AG	19,460	39,520
Uniper SE	1,622	6,207
United Internet AG	1,808	34,113
Volkswagen AG	596	98,470
Volkswagen AG Preference Shares	3,350	414,823
Vonovia SE	12,429	270,430
Zalando SE (b)(d)	3,978	78,837
		15,926,198
HONG KONG — 2.7%
AIA Group, Ltd.	217,400	1,812,613
CK Asset Holdings, Ltd.	36,515	219,558
CK Infrastructure Holdings, Ltd.	12,000	61,224
Hang Lung Properties, Ltd.	37,000	60,709
Hang Seng Bank, Ltd.	13,700	208,033
Henderson Land Development Co., Ltd.	25,250	70,765
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	40,000	28,026
Security Description	Shares	Value
HKT Trust & HKT, Ltd. Stapled Security	70,000	$ 82,039
Hong Kong Exchanges & Clearing, Ltd.	21,675	744,415
Hongkong Land Holdings, Ltd.	20,400	90,168
Link REIT	37,826	264,544
MTR Corp., Ltd.	28,052	128,826
New World Development Co., Ltd.	27,347	77,687
Power Assets Holdings, Ltd.	25,000	125,479
Prudential PLC	49,241	491,301
Sino Land Co., Ltd.	65,650	86,810
Sun Hung Kai Properties, Ltd.	26,000	287,660
Swire Pacific, Ltd. Class A	9,500	71,100
Swire Properties, Ltd.	21,000	45,211
Techtronic Industries Co., Ltd.	24,500	236,732
WH Group, Ltd. (d)	151,810	95,729
Wharf Real Estate Investment Co., Ltd.	32,000	145,531
		5,434,160
IRELAND — 0.7%
AerCap Holdings NV (b)	2,328	98,544
CRH PLC (a)	13,793	446,852
Flutter Entertainment PLC (a)(b)	2,949	326,456
Kerry Group PLC Class A	2,809	250,968
Kingspan Group PLC	2,741	124,433
Smurfit Kappa Group PLC	4,421	127,029
		1,374,282
ISRAEL — 0.9%
Azrieli Group, Ltd.	813	55,814
Bank Hapoalim BM	22,576	191,992
Bank Leumi Le-Israel BM	27,882	240,015
Bezeq The Israeli Telecommunication Corp., Ltd.	37,264	61,191
Check Point Software Technologies, Ltd. (b)	1,866	209,029
Elbit Systems, Ltd.	485	92,308
ICL Group, Ltd.	12,802	103,653
Israel Discount Bank, Ltd. Class A	22,357	113,512
Mizrahi Tefahot Bank, Ltd.	2,665	94,027
Nice, Ltd. (b)	1,133	216,468
Teva Pharmaceutical Industries, Ltd. ADR (b)	5,349	43,167
Teva Pharmaceutical Industries, Ltd. (b)	14,101	108,620
Tower Semiconductor, Ltd. (b)	1,938	84,885
Wix.com, Ltd. (b)	995	77,839
ZIM Integrated Shipping Services, Ltd. (a)	1,442	33,887
		1,726,407
ITALY — 1.9%
Amplifon SpA	2,208	58,187
Assicurazioni Generali SpA (a)	19,513	268,005
Atlantia SpA	8,948	198,197

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Coca-Cola HBC AG (b)	3,897	$ 82,393
Davide Campari-Milano NV	8,995	80,294
DiaSorin SpA (a)	457	51,396
Enel SpA	146,809	607,502
Ferrari NV	2,232	419,167
FinecoBank Banca Fineco SpA	10,958	136,710
Infrastrutture Wireless Italiane SpA (d)	5,972	52,479
Intesa Sanpaolo SpA ADR	294,133	490,657
Mediobanca Banca di Credito Finanziario SpA	10,844	85,624
Moncler SpA	3,614	150,080
Nexi SpA (a)(b)(d)	9,527	77,857
Poste Italiane SpA (d)	9,898	75,536
Prysmian SpA	4,594	133,305
Recordati Industria Chimica e Farmaceutica SpA	1,946	71,852
Snam SpA	35,446	143,968
Telecom Italia SpA (a)(b)	162,463	30,288
Terna - Rete Elettrica Nazionale	25,133	153,885
UniCredit SpA	38,240	391,776
		3,759,158
JAPAN — 23.3%
Advantest Corp. (a)	3,500	162,009
Aeon Co., Ltd.	11,600	216,661
AGC, Inc.	3,600	111,672
Aisin Corp. (a)	2,900	74,331
Ajinomoto Co., Inc.	8,500	232,664
ANA Holdings, Inc. (b)	2,600	48,822
Asahi Group Holdings, Ltd.	8,300	257,123
Asahi Intecc Co., Ltd.	4,100	65,631
Asahi Kasei Corp.	22,400	147,868
Astellas Pharma, Inc.	33,200	439,700
Azbil Corp. (a)	2,000	52,092
Bandai Namco Holdings, Inc.	3,400	221,577
Bridgestone Corp.	10,200	329,019
Brother Industries, Ltd.	4,600	79,164
Canon, Inc. (a)	18,000	394,459
Capcom Co., Ltd. (a)	3,400	85,502
Central Japan Railway Co.	2,800	327,597
Chiba Bank, Ltd. (a)	10,100	54,357
Chugai Pharmaceutical Co., Ltd.	12,000	300,611
Concordia Financial Group, Ltd.	20,400	62,999
CyberAgent, Inc.	8,000	67,318
Dai Nippon Printing Co., Ltd.	4,300	86,151
Daifuku Co., Ltd.	1,800	84,687
Dai-ichi Life Holdings, Inc.	17,800	281,858
Daiichi Sankyo Co., Ltd.	31,300	874,052
Daikin Industries, Ltd.	4,400	677,730
Daito Trust Construction Co., Ltd.	1,100	103,126
Daiwa House Industry Co., Ltd.	10,700	217,593
Daiwa House REIT Investment Corp.	41	85,260
Daiwa Securities Group, Inc. (a)	26,400	103,306
Denso Corp.	7,900	359,456
Security Description	Shares	Value
Dentsu Group, Inc.	4,000	$ 113,579
Disco Corp.	600	132,647
East Japan Railway Co.	5,400	276,855
Eisai Co., Ltd.	4,600	246,263
FANUC Corp.	3,500	489,896
Fast Retailing Co., Ltd.	1,100	582,963
Fuji Electric Co., Ltd.	2,500	91,368
FUJIFILM Holdings Corp.	6,400	292,221
Fujitsu, Ltd.	3,400	370,783
GLP J-REIT (b)	75	82,956
GMO Payment Gateway, Inc.	700	48,119
Hakuhodo DY Holdings, Inc. (a)	4,600	32,352
Hamamatsu Photonics KK	2,500	107,085
Hankyu Hanshin Holdings, Inc.	4,200	126,222
Hikari Tsushin, Inc.	400	47,090
Hirose Electric Co., Ltd.	605	79,332
Hitachi Construction Machinery Co., Ltd.	1,800	33,278
Hitachi Metals, Ltd. (b)	3,700	55,598
Hitachi, Ltd.	17,300	730,749
Honda Motor Co., Ltd.	29,500	639,342
Hoshizaki Corp.	1,800	50,178
Hoya Corp.	6,600	632,892
Hulic Co., Ltd.	6,700	49,204
Ibiden Co., Ltd. (a)	2,000	54,717
Iida Group Holdings Co., Ltd.	2,400	32,548
Isuzu Motors, Ltd.	10,400	114,745
Ito En, Ltd.	900	36,436
Itochu Techno-Solutions Corp.	1,700	39,815
Japan Airlines Co., Ltd. (b)	2,500	44,596
Japan Exchange Group, Inc.	9,000	121,403
Japan Metropolitan Fund Invest REIT	126	94,710
Japan Post Bank Co., Ltd.	6,800	47,402
Japan Post Holdings Co., Ltd.	43,300	286,493
Japan Post Insurance Co., Ltd.	3,700	51,789
Japan Real Estate Investment Corp. REIT	24	98,988
Japan Tobacco, Inc.	21,200	347,707
JFE Holdings, Inc.	9,100	84,308
JSR Corp. (a)	3,400	64,596
Kajima Corp.	8,100	76,834
Kakaku.com, Inc.	2,400	40,822
Kansai Electric Power Co., Inc.	13,100	109,691
Kao Corp.	8,700	354,503
KDDI Corp.	29,100	853,026
Keio Corp. (a)	2,000	72,818
Keisei Electric Railway Co., Ltd.	2,500	68,051
Keyence Corp.	3,500	1,158,244
Kikkoman Corp.	2,800	158,624
Kintetsu Group Holdings Co., Ltd.	3,300	109,890
Kirin Holdings Co., Ltd.	14,700	226,169
Kobayashi Pharmaceutical Co., Ltd.	900	52,727
Kobe Bussan Co., Ltd. (a)	2,700	65,194

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Koei Tecmo Holdings Co., Ltd. (a)	1,900	$ 31,176
Koito Manufacturing Co., Ltd.	4,000	54,468
Komatsu, Ltd.	16,400	295,833
Konami Group Corp. (a)	1,800	83,070
Kose Corp.	600	61,764
Kubota Corp.	18,200	251,980
Kurita Water Industries, Ltd. (a)	2,000	71,298
Kyocera Corp.	5,700	287,471
Kyowa Kirin Co., Ltd.	5,000	114,512
Lasertec Corp. (a)	1,400	142,133
Lixil Corp.	5,300	77,590
M3, Inc.	7,800	218,300
Makita Corp.	4,100	79,284
Mazda Motor Corp.	10,500	69,350
McDonald's Holdings Co. Japan, Ltd.	1,700	59,194
MEIJI Holdings Co., Ltd. (a)	2,000	88,846
MINEBEA MITSUMI, Inc. (a)	6,500	96,055
MISUMI Group, Inc.	4,900	105,620
Mitsubishi Chemical Group Corp.	22,800	104,214
Mitsubishi Electric Corp.	34,400	310,027
Mitsubishi Estate Co., Ltd.	21,200	277,770
Mitsubishi HC Capital, Inc.	12,500	53,715
Mitsubishi Heavy Industries, Ltd.	6,100	202,540
Mitsubishi UFJ Financial Group, Inc.	215,300	969,069
Mitsui Chemicals, Inc.	3,300	64,270
Mitsui Fudosan Co., Ltd.	16,600	315,898
Mitsui OSK Lines, Ltd. (a)	6,300	113,252
Mizuho Financial Group, Inc.	43,670	471,411
MonotaRO Co., Ltd.	4,800	73,685
MS&AD Insurance Group Holdings, Inc.	7,900	209,364
Murata Manufacturing Co., Ltd.	10,400	476,512
NEC Corp.	4,500	143,787
Nexon Co., Ltd.	8,700	153,390
NGK Insulators, Ltd.	4,900	60,935
Nidec Corp.	8,100	454,959
Nihon M&A Center Holdings, Inc.	5,400	62,041
Nintendo Co., Ltd.	21,000	849,314
Nippon Building Fund, Inc. REIT	29	127,424
Nippon Express Holdings, Inc.	1,500	76,272
Nippon Paint Holdings Co., Ltd.	14,700	99,425
Nippon Prologis REIT, Inc. (b)	38	83,091
Nippon Sanso Holdings Corp.	3,400	53,580
Nippon Shinyaku Co., Ltd.	900	46,012
Nippon Steel Corp. (a)	14,800	205,162
Nippon Telegraph & Telephone Corp.	21,600	582,884
Nippon Yusen KK (a)	9,300	158,507
Nissan Chemical Corp.	2,500	111,403
Nissan Motor Co., Ltd.	40,400	128,447
Nisshin Seifun Group, Inc. (a)	4,100	41,582
Nissin Foods Holdings Co., Ltd.	1,100	76,528
Nitori Holdings Co., Ltd.	1,500	126,326
Security Description	Shares	Value
Nitto Denko Corp.	2,700	$ 146,057
Nomura Holdings, Inc. (a)	54,600	180,460
Nomura Real Estate Holdings, Inc.	2,000	45,252
Nomura Real Estate Master Fund, Inc. REIT (b)	75	82,749
Nomura Research Institute, Ltd.	6,000	147,155
NTT Data Corp.	11,200	144,386
Obayashi Corp.	11,500	73,730
Obic Co., Ltd.	1,300	174,148
Odakyu Electric Railway Co., Ltd.	5,300	68,252
Oji Holdings Corp.	14,000	52,036
Olympus Corp.	21,900	420,389
Omron Corp.	3,500	159,978
Ono Pharmaceutical Co., Ltd.	6,500	151,829
Open House Group Co., Ltd. (a)	1,400	47,345
Oracle Corp. Japan	600	31,918
Oriental Land Co., Ltd.	3,500	476,476
ORIX Corp.	21,800	305,512
Otsuka Corp.	2,200	68,776
Otsuka Holdings Co., Ltd.	7,100	224,853
Pan Pacific International Holdings Corp.	7,200	127,341
Panasonic Holdings Corp. (a)	38,900	272,645
Persol Holdings Co., Ltd.	3,400	62,835
Rakuten Group, Inc. (a)	15,500	66,500
Recruit Holdings Co., Ltd.	25,700	738,801
Renesas Electronics Corp. (b)	21,700	180,202
Resona Holdings, Inc.	39,300	143,358
Ricoh Co., Ltd.	11,900	86,817
Rohm Co., Ltd.	1,700	111,106
SBI Holdings, Inc.	4,200	75,327
SCSK Corp.	2,800	42,364
Secom Co., Ltd.	3,800	217,270
Seiko Epson Corp. (a)	5,200	70,773
Sekisui Chemical Co., Ltd.	6,400	78,173
Sekisui House, Ltd.	11,000	182,466
Seven & i Holdings Co., Ltd.	13,600	545,522
SG Holdings Co., Ltd.	5,700	77,972
Sharp Corp. (a)	3,900	23,253
Shimadzu Corp.	4,400	115,361
Shimano, Inc.	1,400	219,945
Shimizu Corp. (a)	10,100	49,473
Shin-Etsu Chemical Co., Ltd.	6,700	663,311
Shionogi & Co., Ltd.	4,800	231,768
Shiseido Co., Ltd.	7,100	248,006
Shizuoka Bank, Ltd. (a)	8,200	49,598
SMC Corp.	1,100	442,447
Softbank Corp. (a)	51,600	515,661
SoftBank Group Corp.	21,600	731,217
Sompo Holdings, Inc.	5,500	218,944
Sony Group Corp.	22,700	1,456,300
Square Enix Holdings Co., Ltd.	1,500	64,562
Subaru Corp.	11,300	169,174
SUMCO Corp.	5,800	67,639

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sumitomo Chemical Co., Ltd. (a)	26,000	$ 89,274
Sumitomo Electric Industries, Ltd.	13,200	133,509
Sumitomo Metal Mining Co., Ltd.	4,500	129,331
Sumitomo Mitsui Financial Group, Inc.	23,700	658,875
Sumitomo Mitsui Trust Holdings, Inc.	6,000	169,913
Sumitomo Realty & Development Co., Ltd. (a)	5,700	129,480
Suntory Beverage & Food, Ltd.	2,500	88,604
Suzuki Motor Corp.	6,600	204,322
Sysmex Corp.	3,200	171,734
T&D Holdings, Inc.	9,400	88,775
Taisei Corp.	3,500	97,205
Takeda Pharmaceutical Co., Ltd.	27,108	705,488
TDK Corp.	6,900	212,370
Terumo Corp.	11,600	326,494
TIS, Inc.	4,100	108,629
Tobu Railway Co., Ltd.	3,500	82,455
Toho Co., Ltd.	2,200	79,795
Tokio Marine Holdings, Inc.	32,700	579,471
Tokyo Electric Power Co. Holdings, Inc. (b)	26,200	83,626
Tokyo Electron, Ltd.	2,800	690,594
Tokyu Corp.	9,400	106,959
TOPPAN, INC.	4,700	69,942
Toray Industries, Inc.	24,500	120,482
Toshiba Corp.	6,900	245,405
Tosoh Corp.	4,700	52,278
TOTO, Ltd.	2,800	93,240
Toyota Industries Corp.	2,800	133,089
Toyota Motor Corp.	190,600	2,470,314
Toyota Tsusho Corp.	3,900	120,709
Trend Micro, Inc.	2,600	140,468
Unicharm Corp.	7,200	236,278
USS Co., Ltd.	4,000	61,819
Welcia Holdings Co., Ltd.	1,700	35,880
West Japan Railway Co. (a)	4,000	153,097
Yakult Honsha Co., Ltd.	2,300	133,635
Yamaha Corp.	2,700	95,879
Yamaha Motor Co., Ltd.	5,300	99,120
Yamato Holdings Co., Ltd.	5,300	79,713
Yaskawa Electric Corp. (a)	4,400	126,609
Yokogawa Electric Corp.	4,200	66,013
Z Holdings Corp. (a)	46,000	120,828
ZOZO, Inc.	2,400	47,985
		47,240,071
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	3,130	47,641
LUXEMBOURG — 0.2%
ArcelorMittal SA	9,463	191,573
Eurofins Scientific SE	2,400	143,703
		335,276
Security Description	Shares	Value
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	40,000	$ 236,436
Sands China, Ltd. (b)	44,000	110,422
		346,858
NETHERLANDS — 4.1%
ABN AMRO Bank NV (d)	8,253	74,609
Adyen NV (b)(d)	386	492,269
Aegon NV	32,820	131,888
Akzo Nobel NV	3,294	188,197
Argenx SE (b)	861	310,822
ASM International NV	843	193,041
ASML Holding NV	7,306	3,103,414
Euronext NV (d)	1,507	96,109
EXOR NV	1,856	119,058
Heineken Holding NV	1,792	123,765
Heineken NV	4,653	409,610
IMCD NV	1,002	120,345
ING Groep NV	70,484	611,642
JDE Peet's NV	1,869	54,819
Koninklijke Ahold Delhaize NV	18,762	480,366
Koninklijke DSM NV	3,172	364,970
Koninklijke KPN NV	59,098	160,486
Koninklijke Philips NV (a)	15,879	248,894
NN Group NV	5,449	213,364
OCI NV	1,872	68,881
Randstad NV (a)	2,217	96,823
Universal Music Group NV	12,744	241,278
Wolters Kluwer NV	4,728	462,808
		8,367,458
NEW ZEALAND — 0.2%
Auckland International Airport, Ltd. (b)	21,573	87,860
Fisher & Paykel Healthcare Corp., Ltd.	10,037	105,033
Mercury NZ, Ltd.	11,986	38,645
Meridian Energy, Ltd.	23,988	65,130
Spark New Zealand, Ltd.	32,618	92,252
Xero, Ltd. (b)	2,345	110,832
		499,752
NORWAY — 0.4%
DNB Bank ASA	16,598	263,274
Gjensidige Forsikring ASA	3,840	65,896
Kongsberg Gruppen ASA	1,589	48,411
Mowi ASA	7,529	95,691
Norsk Hydro ASA	23,639	127,639
Orkla ASA	13,611	98,923
Salmar ASA	1,046	35,247
Telenor ASA	12,200	111,574
		846,655
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	50,348	218,996

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Jeronimo Martins SGPS SA	4,811	$ 89,784
		308,780
SAUDI ARABIA — 0.0% (c)
Delivery Hero SE (b)(d)	2,795	103,884
SINGAPORE — 1.8%
CapitaLand Integrated Commercial Trust REIT	95,909	128,333
Capitaland Investment, Ltd.	46,605	112,704
CapLand Ascendas REIT	58,470	109,614
City Developments, Ltd.	6,800	36,017
DBS Group Holdings, Ltd.	32,200	749,291
Genting Singapore, Ltd. (a)	113,100	61,874
Grab Holdings, Ltd. Class A (b)	19,267	50,672
Mapletree Logistics Trust REIT	57,147	62,129
Mapletree Pan Asia Commercial Trust REIT	43,300	51,903
Oversea-Chinese Banking Corp., Ltd.	60,389	497,876
Sea, Ltd. ADR (b)	6,374	357,263
Singapore Airlines, Ltd. (a)(b)	23,600	83,880
Singapore Exchange, Ltd.	15,600	102,848
Singapore Technologies Engineering, Ltd.	27,200	67,863
Singapore Telecommunications, Ltd.	146,200	271,024
STMicroelectronics NV	12,146	383,678
United Overseas Bank, Ltd.	21,071	384,150
UOL Group, Ltd.	7,323	33,938
Venture Corp., Ltd.	5,000	57,251
		3,602,308
SPAIN — 2.4%
Abertis Infraestructuras SA (b)	132	388
Acciona SA	449	79,439
ACS Actividades de Construccion y Servicios SA (a)	4,577	103,712
Aena SME SA (b)(d)	1,333	139,598
Amadeus IT Group SA (b)	8,055	378,062
Banco Bilbao Vizcaya Argentaria SA	119,539	541,090
Banco Santander SA	312,434	733,817
CaixaBank SA	79,613	258,234
Cellnex Telecom SA (d)	9,661	300,873
EDP Renovaveis SA	5,064	104,378
Enagas SA	4,559	70,745
Endesa SA	5,475	82,706
Ferrovial SA	8,627	197,679
Grifols SA (a)(b)	5,281	45,951
Iberdrola SA	106,983	1,004,250
Industria de Diseno Textil SA	19,404	404,514
Red Electrica Corp. SA	7,517	115,689
Siemens Gamesa Renewable Energy SA (b)	3,929	68,994
Telefonica SA	97,324	321,879
		4,951,998
Security Description	Shares	Value
SWEDEN — 3.4%
Alfa Laval AB	5,663	$ 142,066
Assa Abloy AB Class B	17,797	336,295
Atlas Copco AB Class A	48,183	455,019
Atlas Copco AB Class B	27,661	232,455
Boliden AB (b)	4,745	148,176
Electrolux AB Class B (a)	4,011	42,006
Embracer Group AB (a)(b)	11,356	67,998
Epiroc AB Class A	11,442	165,121
Epiroc AB Class B	6,656	84,568
EQT AB (a)	5,204	102,744
Essity AB Class B	10,773	214,344
Evolution AB (d)	3,252	259,867
Fastighets AB Balder Class B (b)	10,798	43,547
Getinge AB Class B	4,016	69,373
H & M Hennes & Mauritz AB Class B (a)	12,766	119,015
Hexagon AB Class B	34,876	329,040
Holmen AB Class B	1,667	63,766
Husqvarna AB Class B	7,861	43,989
Industrivarden AB Class A	2,281	46,391
Industrivarden AB Class C (a)	3,072	61,814
Indutrade AB	4,856	79,814
Investment AB Latour Class B	2,613	43,701
Investor AB Class A	8,767	135,524
Investor AB Class B	32,910	485,102
Kinnevik AB Class B (b)	4,216	56,074
L E Lundbergforetagen AB Class B	1,262	45,988
Lifco AB Class B	4,097	57,666
Nibe Industrier AB Class B	26,946	243,054
Sagax AB Class B	3,383	56,152
Sandvik AB	18,955	260,562
Securitas AB Class B (a)	8,853	61,905
Skandinaviska Enskilda Banken AB Class A	29,100	280,052
Skanska AB Class B	5,901	74,178
SKF AB Class B (a)	6,751	91,402
Svenska Cellulosa AB SCA Class B	10,743	137,464
Svenska Handelsbanken AB Class A	25,460	210,196
Swedbank AB Class A	16,080	212,782
Swedish Match AB	28,261	280,127
Swedish Orphan Biovitrum AB (b)	3,036	58,983
Tele2 AB Class B	10,331	89,369
Telefonaktiebolaget LM Ericsson Class B (a)	51,748	305,382
Telia Co. AB	47,828	138,043
Volvo AB Class A	3,557	52,822
Volvo AB Class B	26,832	382,212
Volvo Car AB Class B (a)(b)	10,594	46,519
		6,912,667
SWITZERLAND — 8.7%
ABB, Ltd.	29,411	770,946

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Adecco Group AG	2,869	$ 79,898
Alcon, Inc.	9,020	532,815
Bachem Holding AG Class B (a)	546	34,838
Baloise Holding AG	806	103,754
Barry Callebaut AG	64	121,530
Chocoladefabriken Lindt & Spruengli AG (e)	20	194,260
Chocoladefabriken Lindt & Spruengli AG (e)	2	199,949
Cie Financiere Richemont SA Class A	9,346	895,241
Clariant AG (a)(b)	3,559	57,494
Credit Suisse Group AG (b)	46,590	188,206
EMS-Chemie Holding AG	124	79,181
Geberit AG	650	282,322
Givaudan SA	168	512,577
Holcim AG (b)	9,855	410,320
Julius Baer Group, Ltd. (b)	3,989	176,298
Kuehne + Nagel International AG (a)	973	199,691
Logitech International SA (a)	3,098	144,631
Lonza Group AG	1,333	658,611
Novartis AG	38,867	2,982,600
Partners Group Holding AG	403	329,443
Roche Holding AG Bearer Shares (a)(e)	474	186,759
Roche Holding AG (e)	12,629	4,150,216
Schindler Holding AG (e)	733	115,172
Schindler Holding AG (e)	417	63,551
SGS SA	114	246,127
SIG Group AG	5,495	112,664
Sika AG	2,587	527,519
Sonova Holding AG	961	214,803
Straumann Holding AG	1,981	184,846
Swatch Group AG Bearer Shares (e)	511	116,555
Swatch Group AG (e)	933	39,586
Swiss Life Holding AG	573	255,281
Swiss Prime Site AG	1,338	107,393
Swisscom AG	462	217,564
Temenos AG	1,214	83,182
UBS Group AG	63,328	931,341
VAT Group AG (b)(d)	474	98,147
Zurich Insurance Group AG	2,691	1,079,954
		17,685,265
UNITED KINGDOM — 12.0%
3i Group PLC	17,267	210,677
Abrdn PLC	38,331	59,519
Admiral Group PLC	3,398	72,621
Ashtead Group PLC	7,871	359,012
Associated British Foods PLC	6,327	89,098
AstraZeneca PLC	27,854	3,091,928
Auto Trader Group PLC (d)	17,306	99,491
AVEVA Group PLC	1,960	68,745
Aviva PLC	50,659	219,530
BAE Systems PLC	56,837	501,105
Security Description	Shares	Value
Barclays PLC	298,639	$ 481,054
Barratt Developments PLC	17,663	67,472
Berkeley Group Holdings PLC	2,104	77,436
British American Tobacco PLC	39,029	1,405,723
British Land Co. PLC REIT	16,590	64,948
BT Group PLC (a)	123,544	167,356
Bunzl PLC	6,127	188,772
Burberry Group PLC	7,445	150,260
CNH Industrial NV	18,164	206,948
Coca-Cola Europacific Partners PLC	3,655	158,622
Compass Group PLC	32,158	647,958
Croda International PLC	2,522	181,475
DCC PLC	1,682	88,041
Diageo PLC	41,092	1,741,950
Entain PLC	10,472	126,952
Experian PLC	16,392	486,920
Halma PLC	6,755	154,205
Hargreaves Lansdown PLC (a)	6,197	59,990
HSBC Holdings PLC	361,113	1,883,734
Imperial Brands PLC	16,220	335,873
Informa PLC	27,027	156,644
InterContinental Hotels Group PLC	3,212	156,653
Intertek Group PLC	2,868	118,681
J Sainsbury PLC	31,390	61,076
JD Sports Fashion PLC	45,357	50,733
Johnson Matthey PLC	3,283	67,158
Just Eat Takeaway.com NV (a)(b)(d)	3,160	50,076
Kingfisher PLC	38,443	94,582
Land Securities Group PLC REIT	12,549	73,096
Legal & General Group PLC	105,840	255,793
Lloyds Banking Group PLC	1,272,160	587,784
London Stock Exchange Group PLC	5,902	502,563
M&G PLC	46,592	86,624
Melrose Industries PLC	79,079	90,218
National Grid PLC	65,270	678,335
NatWest Group PLC	94,458	238,197
Next PLC	2,336	125,195
Ocado Group PLC (a)(b)	10,249	54,059
Pearson PLC	12,038	116,481
Persimmon PLC	5,553	76,710
Phoenix Group Holdings PLC	13,331	78,395
Reckitt Benckiser Group PLC	12,796	853,622
RELX PLC (e)	20,512	504,204
RELX PLC (e)	14,411	353,790
Rentokil Initial PLC (a)	32,945	175,608
Rolls-Royce Holdings PLC (b)	150,301	116,759
Sage Group PLC	18,884	146,971
Schroders PLC	12,994	56,469
Segro PLC REIT	21,759	182,900
Severn Trent PLC	4,487	117,958
Smith & Nephew PLC	15,567	182,550

See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Smiths Group PLC	6,871	$ 115,818
Spirax-Sarco Engineering PLC	1,327	154,058
SSE PLC	19,181	327,064
St James's Place PLC	9,307	107,634
Standard Chartered PLC	46,960	297,125
Taylor Wimpey PLC	62,846	61,947
Tesco PLC	136,360	314,788
Unilever PLC	46,056	2,040,554
United Utilities Group PLC	12,098	120,032
Vodafone Group PLC	479,896	541,708
Whitbread PLC	3,486	89,581
WPP PLC	21,159	177,148
		24,204,756
UNITED STATES — 4.7%
CyberArk Software, Ltd. (b)	721	108,107
Ferguson PLC	3,908	410,249
GSK PLC	73,286	1,068,263
James Hardie Industries PLC CDI	7,731	153,295
Nestle SA	50,591	5,503,972
QIAGEN NV (b)	4,145	174,526
Schneider Electric SE	9,744	1,116,275
Stellantis NV (e)	18,291	219,971
Stellantis NV (e)	20,697	248,825
Swiss Re AG	5,364	398,710
Tenaris SA	8,907	115,747
		9,517,940
TOTAL COMMON STOCKS (Cost $254,023,609)		200,812,235

RIGHTS — 0.0% (c)
SWEDEN — 0.0% (c)
Securitas AB (expiring 10/11/22) (a)(b) (Cost: $13,958)	21,092	8,800
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f)(g)	6,838	6,840
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h)(i)	9,179,619	$ 9,179,619
TOTAL SHORT-TERM INVESTMENTS (Cost $9,186,458)		9,186,459
TOTAL INVESTMENTS — 103.8% (Cost $263,224,025)		210,007,494
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(7,672,261)
NET ASSETS — 100.0%		$ 202,335,233
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 200,811,847	$388	$—	$200,812,235
Rights	8,800	—	—	8,800
Short-Term Investments	9,186,459	—	—	9,186,459
TOTAL INVESTMENTS	$210,007,106	$388	$—	$210,007,494
See accompanying notes to financial statements.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Sector Breakdown as of September 30, 2022

% of Net Assets
Financials	19.1%
Industrials	15.0
Health Care	15.0
Consumer Staples	12.1
Consumer Discretionary	11.9
Information Technology	8.7
Materials	6.1
Communication Services	5.3
Real Estate	3.0
Utilities	2.8
Energy	0.3
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	100,342	$ 100,363	$12,256,185	$12,349,494	$(215)	$ 1	6,839	$ 6,840	$ 2,598
State Street Navigator Securities Lending Portfolio II	2,741,208	2,741,208	40,130,849	33,692,438	—	—	9,179,619	9,179,619	32,718
Total		$2,841,571	$52,387,034	$46,041,932	$(215)	$ 1		$9,186,459	$35,316
See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 7.5%
Ampol, Ltd.	8,430	$ 155,827
Aristocrat Leisure, Ltd.	873	18,478
ASX, Ltd.	11,030	508,903
Aurizon Holdings, Ltd.	107,061	237,480
Australia & New Zealand Banking Group, Ltd.	92,549	1,356,700
BHP Group, Ltd.	386,024	9,560,437
BlueScope Steel, Ltd.	19,801	193,385
Brambles, Ltd.	105,892	776,830
Cochlear, Ltd.	1,900	237,651
Coles Group, Ltd.	69,231	731,333
Commonwealth Bank of Australia	40,427	2,357,523
CSL, Ltd.	29,740	5,449,962
Dexus REIT	35,730	177,348
Endeavour Group, Ltd.	32,502	146,280
Evolution Mining, Ltd.	13,403	17,666
Fortescue Metals Group, Ltd.	149,069	1,612,095
Glencore PLC	265,758	1,418,506
Goodman Group REIT	98,327	997,601
GPT Group REIT	35,366	87,089
Insurance Australia Group, Ltd.	54,621	161,545
LendLease Corp., Ltd. Stapled Security	19,016	109,059
Lottery Corp., Ltd. (a)	71,451	192,027
Macquarie Group, Ltd.	4,081	400,771
Medibank Pvt, Ltd.	356,649	795,697
Mineral Resources, Ltd.	2,244	94,863
Mirvac Group REIT	52,715	65,922
National Australia Bank, Ltd.	63,189	1,170,474
Newcrest Mining, Ltd.	76,677	834,147
Northern Star Resources, Ltd.	8,487	42,726
Origin Energy, Ltd.	38,273	127,221
QBE Insurance Group, Ltd.	25,423	188,466
Ramsay Health Care, Ltd.	2,845	104,776
REA Group, Ltd.	4,952	365,670
Rio Tinto PLC	107,774	5,890,282
Rio Tinto, Ltd.	32,488	1,950,745
Santos, Ltd.	55,790	254,320
Scentre Group REIT	124,353	203,080
SEEK, Ltd.	4,709	58,040
Sonic Healthcare, Ltd.	51,462	1,011,815
South32, Ltd.	86,990	203,027
Stockland REIT	35,810	75,289
Suncorp Group, Ltd.	34,372	221,658
Telstra Corp., Ltd.	376,837	932,806
Transurban Group Stapled Security	63,310	502,302
Vicinity Centres REIT	68,454	76,362
Wesfarmers, Ltd.	155,067	4,259,198
Westpac Banking Corp.	99,507	1,320,506
Woodside Energy Group, Ltd.	80,413	1,636,871
Woolworths Group, Ltd.	87,732	1,915,027
		51,205,786
Security Description	Shares	Value
AUSTRIA — 0.2%
Erste Group Bank AG	10,854	$ 240,734
Mondi PLC	35,058	545,545
OMV AG	6,088	222,879
Voestalpine AG	7,971	136,732
		1,145,890
BELGIUM — 0.9%
Ageas SA/NV	6,502	238,481
Anheuser-Busch InBev SA/NV	13,101	599,944
Groupe Bruxelles Lambert NV	29,339	2,065,971
KBC Group NV	7,185	342,507
Proximus SADP	67,813	703,857
Sofina SA	2,416	420,113
Solvay SA	2,533	197,623
UCB SA	16,837	1,173,079
Umicore SA	13,964	412,173
		6,153,748
BRAZIL — 0.0% (b)
Yara International ASA	5,984	210,481
CHINA — 0.4%
BOC Hong Kong Holdings, Ltd.	354,536	1,181,049
Chow Tai Fook Jewellery Group, Ltd.	146,800	276,399
Prosus NV (a)	10,894	575,984
SITC International Holdings Co., Ltd.	98,000	181,271
Wilmar International, Ltd.	134,700	360,477
Xinyi Glass Holdings, Ltd.	168,000	244,406
		2,819,586
DENMARK — 4.3%
AP Moller - Maersk A/S Class A	290	515,053
AP Moller - Maersk A/S Class B	414	756,283
Carlsberg AS Class B	5,227	615,541
Chr. Hansen Holding A/S	18,623	919,630
Coloplast A/S Class B	28,160	2,878,368
Danske Bank A/S (a)	39,825	497,635
Demant A/S (a)	4,174	103,912
DSV A/S	11,357	1,340,712
Genmab A/S (a)	6,677	2,164,995
GN Store Nord A/S	6,215	109,808
Novo Nordisk A/S Class B	159,768	16,027,531
Novozymes A/S Class B	34,801	1,757,038
Orsted A/S (c)	3,103	248,366
Pandora A/S	8,006	378,787
ROCKWOOL A/S Class B	588	93,198
Tryg A/S	54,955	1,136,041
Vestas Wind Systems A/S	13,358	249,247
		29,792,145
FINLAND — 1.4%
Elisa Oyj	46,376	2,105,784
Fortum Oyj	15,158	204,478
Kesko Oyj Class B	16,296	305,638

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Kone Oyj Class B	58,838	$ 2,283,145
Neste Oyj	25,019	1,098,042
Nokia Oyj	147,293	637,859
Nordea Bank Abp (d)	95,453	822,888
Orion Oyj Class B	25,141	1,061,033
Sampo Oyj Class A	13,276	569,135
Stora Enso Oyj Class R	5,409	69,363
UPM-Kymmene Oyj	16,366	522,353
Wartsila OYJ Abp	18,001	116,071
		9,795,789
FRANCE — 7.5%
Aeroports de Paris (a)	307	35,789
Air Liquide SA	18,833	2,168,952
Airbus SE	6,387	556,187
Alstom SA	10,674	175,099
Arkema SA	831	61,122
AXA SA	72,587	1,598,194
BioMerieux	9,089	724,789
BNP Paribas SA	48,569	2,074,752
Bouygues SA	10,470	275,399
Bureau Veritas SA	9,240	208,014
Capgemini SE	2,134	345,990
Carrefour SA	106,865	1,488,172
Cie de Saint-Gobain	12,819	465,279
Cie Generale des Etablissements Michelin SCA	16,556	375,553
Credit Agricole SA	49,509	405,666
Danone SA	29,739	1,415,029
Dassault Systemes SE	12,340	431,996
Electricite de France SA	24,222	282,139
Engie SA	62,804	728,590
EssilorLuxottica SA	7,326	1,007,280
Getlink SE	7,456	116,174
Hermes International	3,078	3,669,695
Ipsen SA	3,334	309,958
Kering SA	4,398	1,975,662
Klepierre SA REIT (a)	7,183	125,959
La Francaise des Jeux SAEM (c)	9,408	280,828
Legrand SA	6,365	415,656
L'Oreal SA	17,778	5,751,704
LVMH Moet Hennessy Louis Vuitton SE	15,420	9,220,824
Orange SA	222,029	2,011,538
Pernod Ricard SA	7,972	1,474,875
Publicis Groupe SA (a)	5,923	283,741
Renault SA (a)	15,489	424,411
Safran SA	2,741	252,437
Sanofi	53,006	4,071,101
Sartorius Stedim Biotech	1,966	610,732
SEB SA	5,888	373,201
Societe Generale SA	49,429	988,558
Sodexo SA	2,339	176,804
Thales SA	1,899	210,220
TotalEnergies SE	58,238	2,754,226
Security Description	Shares	Value
Ubisoft Entertainment SA (a)	1,297	$ 35,984
Unibail-Rodamco-Westfield CDI (a)	956	1,881
Unibail-Rodamco-Westfield REIT (a)(d)	1,806	75,874
Valeo	7,163	109,679
Veolia Environnement SA	12,460	240,589
Vinci SA	10,804	880,283
Vivendi SE	19,014	148,495
Worldline SA (a)(c)	868	34,592
		51,849,672
GERMANY — 5.3%
adidas AG	3,380	393,637
Allianz SE	11,764	1,864,680
Aroundtown SA	55,683	123,119
BASF SE	24,626	955,344
Bayer AG	17,759	824,907
Bayerische Motoren Werke AG	13,900	953,063
Bayerische Motoren Werke AG Preference Shares	3,573	234,169
Bechtle AG	5,416	197,004
Beiersdorf AG	21,460	2,122,300
Brenntag SE	8,455	516,690
Carl Zeiss Meditec AG	1,592	167,579
Commerzbank AG (a)	50,898	366,088
Continental AG	3,234	145,578
Covestro AG (c)	8,708	251,999
Daimler Truck Holding AG (a)	15,857	362,726
Deutsche Bank AG	83,649	626,565
Deutsche Boerse AG	15,126	2,493,159
Deutsche Lufthansa AG (a)	27,199	157,688
Deutsche Post AG	72,768	2,218,100
Deutsche Telekom AG	199,063	3,411,150
E.ON SE	60,746	469,889
Fresenius Medical Care AG & Co. KGaA	5,295	150,586
Fresenius SE & Co. KGaA	13,507	290,445
GEA Group AG	5,643	184,309
Hannover Rueck SE	2,163	326,747
HeidelbergCement AG	4,366	174,722
HelloFresh SE (a)	770	16,407
Henkel AG & Co. KGaA Preference Shares	14,340	857,220
Henkel AG & Co. KGaA	5,479	312,925
Infineon Technologies AG	13,637	303,394
KION Group AG	2,098	40,726
Knorr-Bremse AG	13,023	566,199
LEG Immobilien SE	999	60,051
Mercedes-Benz Group AG	31,711	1,626,288
Merck KGaA	10,478	1,712,164
MTU Aero Engines AG	702	106,080
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,102	994,584
Nemetschek SE	3,585	172,898

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	5,052	$ 287,845
Puma SE	1,221	57,379
Rational AG	174	85,315
Rheinmetall AG	2,384	369,474
RWE AG	12,932	478,755
SAP SE	12,147	1,001,012
Sartorius AG Preference Shares	1,020	356,830
Siemens AG	10,652	1,056,045
Siemens Energy AG	8,504	94,848
Siemens Healthineers AG (c)	31,698	1,375,024
Symrise AG	20,773	2,044,184
Telefonica Deutschland Holding AG	73,784	149,842
Uniper SE	8,173	31,274
United Internet AG	3,806	71,812
Volkswagen AG	1,595	263,523
Volkswagen AG Preference Shares	13,509	1,672,789
Vonovia SE	5,624	122,367
Zalando SE (a)(c)	1,446	28,657
		36,298,154
HONG KONG — 3.7%
AIA Group, Ltd.	144,223	1,202,486
CK Asset Holdings, Ltd.	81,354	489,167
CK Infrastructure Holdings, Ltd.	208,500	1,063,762
CLP Holdings, Ltd.	375,500	2,839,007
Hang Seng Bank, Ltd.	175,029	2,657,799
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	1,067,040	747,617
HKT Trust & HKT, Ltd. Stapled Security	1,323,540	1,551,175
Hong Kong & China Gas Co., Ltd.	793,652	699,636
Hong Kong Exchanges & Clearing, Ltd.	82,372	2,829,016
Hongkong Land Holdings, Ltd.	18,200	80,444
Jardine Matheson Holdings, Ltd.	32,800	1,660,992
Link REIT	246,341	1,722,840
MTR Corp., Ltd.	533,289	2,449,085
New World Development Co., Ltd.	41,687	118,424
Power Assets Holdings, Ltd.	529,000	2,655,142
Prudential PLC	52,833	527,140
Sun Hung Kai Properties, Ltd.	77,500	857,447
Swire Pacific, Ltd. Class A	15,500	116,005
Techtronic Industries Co., Ltd.	86,500	835,810
WH Group, Ltd. (c)	429,790	271,018
Wharf Real Estate Investment Co., Ltd.	21,000	95,504
		25,469,516
IRELAND — 0.5%
AerCap Holdings NV (a)	3,768	159,500
Security Description	Shares	Value
CRH PLC	16,947	$ 549,032
Flutter Entertainment PLC (a)	1,189	131,623
Kerry Group PLC Class A	22,445	2,005,327
Kingspan Group PLC	8,819	400,356
Smurfit Kappa Group PLC	13,046	374,852
		3,620,690
ISRAEL — 1.2%
Azrieli Group, Ltd.	4,781	328,227
Bank Hapoalim BM	190,953	1,623,910
Bank Leumi Le-Israel BM	231,022	1,988,697
Check Point Software Technologies, Ltd. (a)	16,762	1,877,679
Elbit Systems, Ltd.	429	81,650
ICL Group, Ltd.	75,304	609,706
Mizrahi Tefahot Bank, Ltd.	28,224	995,800
Nice, Ltd. (a)	745	142,338
Teva Pharmaceutical Industries, Ltd. ADR (a)	22,044	177,895
Teva Pharmaceutical Industries, Ltd. (a)	25,365	195,387
ZIM Integrated Shipping Services, Ltd. (e)	7,240	170,140
		8,191,429
ITALY — 2.0%
Assicurazioni Generali SpA	49,189	675,596
Atlantia SpA	8,538	189,116
Coca-Cola HBC AG (a)	2,210	46,725
Davide Campari-Milano NV	21,557	192,430
DiaSorin SpA	7,024	789,946
Enel SpA	197,127	815,719
Eni SpA	76,541	818,069
Ferrari NV	15,292	2,871,820
FinecoBank Banca Fineco SpA	60,009	748,663
Infrastrutture Wireless Italiane SpA (c)	85,020	747,110
Intesa Sanpaolo SpA ADR	655,776	1,093,931
Mediobanca Banca di Credito Finanziario SpA	23,992	189,440
Moncler SpA	13,056	542,181
Poste Italiane SpA (c)	8,776	66,974
Prysmian SpA	2,720	78,927
Recordati Industria Chimica e Farmaceutica SpA	26,093	963,432
Snam SpA	284,288	1,154,672
Telecom Italia SpA (a)	984,256	183,492
Terna - Rete Elettrica Nazionale	60,723	371,795
UniCredit SpA	109,917	1,126,119
		13,666,157
JAPAN — 24.1%
Advantest Corp. (e)	13,600	629,521
Aeon Co., Ltd.	27,700	517,372
AGC, Inc.	5,500	170,610
Aisin Corp. (e)	6,300	161,477
Ajinomoto Co., Inc.	44,600	1,220,804

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
ANA Holdings, Inc. (a)	5,300	$ 99,523
Asahi Group Holdings, Ltd.	12,900	399,624
Asahi Intecc Co., Ltd.	14,500	232,108
Asahi Kasei Corp.	27,700	182,855
Astellas Pharma, Inc.	40,700	539,030
Azbil Corp.	6,100	158,879
Bandai Namco Holdings, Inc.	17,400	1,133,954
Bridgestone Corp.	34,100	1,099,954
Brother Industries, Ltd.	20,100	345,912
Canon, Inc. (e)	110,500	2,421,541
Capcom Co., Ltd.	12,500	314,346
Central Japan Railway Co.	9,000	1,052,990
Chiba Bank, Ltd.	34,100	183,522
Chubu Electric Power Co., Inc. (e)	154,300	1,390,081
Chugai Pharmaceutical Co., Ltd.	80,900	2,026,622
Concordia Financial Group, Ltd.	79,000	243,967
CyberAgent, Inc.	29,800	250,761
Daifuku Co., Ltd.	4,100	192,898
Dai-ichi Life Holdings, Inc.	34,608	548,009
Daiichi Sankyo Co., Ltd.	7,318	204,355
Daikin Industries, Ltd.	1,900	292,656
Daito Trust Construction Co., Ltd.	5,200	487,506
Daiwa House Industry Co., Ltd.	28,200	573,469
Daiwa House REIT Investment Corp.	83	172,600
Daiwa Securities Group, Inc. (e)	24,100	94,305
Denso Corp.	8,000	364,006
Dentsu Group, Inc.	1,300	36,913
Disco Corp.	1,700	375,833
East Japan Railway Co.	34,200	1,753,416
Eisai Co., Ltd.	4,100	219,496
ENEOS Holdings, Inc.	414,382	1,331,508
FANUC Corp.	1,700	237,950
Fast Retailing Co., Ltd.	800	423,973
FUJIFILM Holdings Corp.	26,800	1,223,678
Fujitsu, Ltd.	12,200	1,330,457
GMO Payment Gateway, Inc.	1,400	96,238
Hakuhodo DY Holdings, Inc.	20,200	142,068
Hamamatsu Photonics KK	19,100	818,128
Hankyu Hanshin Holdings, Inc.	22,000	661,163
Hikari Tsushin, Inc.	2,500	294,311
Hirose Electric Co., Ltd.	11,100	1,455,511
Hitachi Metals, Ltd. (a)	74,900	1,125,479
Hitachi, Ltd.	22,800	963,067
Honda Motor Co., Ltd.	81,800	1,772,818
Hoshizaki Corp.	3,000	83,630
Hoya Corp.	23,600	2,263,070
Idemitsu Kosan Co., Ltd.	54,000	1,169,574
Iida Group Holdings Co., Ltd.	6,300	85,439
Inpex Corp.	28,600	268,523
Isuzu Motors, Ltd.	22,900	252,660
ITOCHU Corp.	107,514	2,600,480
Security Description	Shares	Value
Itochu Techno-Solutions Corp.	17,100	$ 400,491
Japan Airlines Co., Ltd. (a)	5,200	92,759
Japan Exchange Group, Inc.	36,606	493,787
Japan Metropolitan Fund Invest REIT	212	159,353
Japan Post Bank Co., Ltd.	176,400	1,229,663
Japan Post Holdings Co., Ltd.	343,700	2,274,079
Japan Post Insurance Co., Ltd.	22,400	313,533
Japan Real Estate Investment Corp. REIT	40	164,980
Japan Tobacco, Inc.	142,700	2,340,459
JFE Holdings, Inc.	32,600	302,025
Kajima Corp.	35,000	331,998
Kakaku.com, Inc.	14,300	243,232
Kansai Electric Power Co., Inc.	28,600	239,478
Kao Corp.	37,000	1,507,658
KDDI Corp.	152,518	4,470,855
Keio Corp.	16,000	582,542
Keisei Electric Railway Co., Ltd.	8,100	220,484
Keyence Corp.	10,600	3,507,824
Kikkoman Corp.	6,700	379,564
Kintetsu Group Holdings Co., Ltd.	45,300	1,508,487
Kirin Holdings Co., Ltd.	32,600	501,573
Kobayashi Pharmaceutical Co., Ltd.	6,500	380,808
Kobe Bussan Co., Ltd.	8,700	210,069
Koei Tecmo Holdings Co., Ltd.	12,060	197,882
Koito Manufacturing Co., Ltd.	3,200	43,575
Komatsu, Ltd.	24,400	440,142
Kose Corp.	1,000	102,940
Kubota Corp.	25,800	357,202
Kyocera Corp.	6,300	317,731
Kyowa Kirin Co., Ltd.	15,700	359,567
Lasertec Corp.	5,600	568,531
Lixil Corp.	17,900	262,048
M3, Inc.	26,100	730,465
Makita Corp.	15,300	295,863
Marubeni Corp.	64,500	565,035
Mazda Motor Corp.	37,800	249,658
McDonald's Holdings Co. Japan, Ltd.	32,200	1,121,199
MEIJI Holdings Co., Ltd.	31,100	1,381,554
MISUMI Group, Inc.	14,000	301,772
Mitsubishi Chemical Group Corp.	55,900	255,508
Mitsubishi Corp.	82,400	2,258,891
Mitsubishi Electric Corp.	52,800	475,855
Mitsubishi Estate Co., Ltd.	23,100	302,664
Mitsubishi Heavy Industries, Ltd.	13,700	454,884
Mitsubishi UFJ Financial Group, Inc.	712,000	3,204,726
Mitsui & Co., Ltd.	45,500	971,015
Mitsui Chemicals, Inc.	4,900	95,431
Mitsui Fudosan Co., Ltd.	25,500	485,265

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Mitsui OSK Lines, Ltd. (e)	7,500	$ 134,823
Mizuho Financial Group, Inc.	333,140	3,596,195
MonotaRO Co., Ltd.	47,200	724,574
MS&AD Insurance Group Holdings, Inc.	25,700	681,096
Murata Manufacturing Co., Ltd.	42,700	1,956,450
NEC Corp.	30,000	958,582
Nexon Co., Ltd.	5,400	95,207
Nidec Corp.	2,200	123,569
Nihon M&A Center Holdings, Inc.	21,400	245,868
Nintendo Co., Ltd.	82,000	3,316,370
Nippon Building Fund, Inc. REIT	38	166,970
Nippon Express Holdings, Inc.	5,600	284,749
Nippon Paint Holdings Co., Ltd.	14,600	98,749
Nippon Prologis REIT, Inc. (a)	786	1,718,671
Nippon Shinyaku Co., Ltd.	8,200	419,220
Nippon Steel Corp.	34,800	482,408
Nippon Telegraph & Telephone Corp.	119,300	3,219,357
Nippon Yusen KK (e)	10,800	184,073
Nissan Chemical Corp.	7,100	316,384
Nissan Motor Co., Ltd.	143,416	455,975
Nissin Foods Holdings Co., Ltd.	16,700	1,161,829
Nitori Holdings Co., Ltd.	19,400	1,633,811
Nitto Denko Corp.	5,600	302,933
Nomura Holdings, Inc.	124,100	410,166
Nomura Real Estate Master Fund, Inc. REIT (a)	113	124,675
Nomura Research Institute, Ltd.	25,900	635,221
NTT Data Corp.	6,400	82,506
Obayashi Corp.	61,400	393,652
Obic Co., Ltd.	11,300	1,513,745
Odakyu Electric Railway Co., Ltd.	28,700	369,593
Oji Holdings Corp.	31,300	116,338
Olympus Corp.	62,700	1,203,578
Ono Pharmaceutical Co., Ltd.	81,600	1,906,039
Open House Group Co., Ltd.	5,300	179,236
Oracle Corp. Japan	6,200	329,821
Oriental Land Co., Ltd.	10,500	1,429,428
ORIX Corp.	43,700	612,425
Osaka Gas Co., Ltd.	73,900	1,116,069
Otsuka Corp.	19,800	618,985
Otsuka Holdings Co., Ltd.	59,100	1,871,667
Pan Pacific International Holdings Corp.	53,500	946,216
Panasonic Holdings Corp. (e)	86,100	603,464
Persol Holdings Co., Ltd.	12,100	223,617
Rakuten Group, Inc.	6,600	28,316
Recruit Holdings Co., Ltd.	79,805	2,294,163
Renesas Electronics Corp. (a)	7,200	59,791
Resona Holdings, Inc.	119,700	436,641
Ricoh Co., Ltd.	29,300	213,761
Security Description	Shares	Value
SBI Holdings, Inc.	5,300	$ 95,055
Secom Co., Ltd.	34,500	1,972,586
Seiko Epson Corp. (e)	1,800	24,498
Sekisui Chemical Co., Ltd.	16,500	201,541
Sekisui House, Ltd.	58,600	972,045
Seven & i Holdings Co., Ltd.	45,900	1,841,137
SG Holdings Co., Ltd.	101,300	1,385,706
Shimadzu Corp.	17,800	466,690
Shimano, Inc.	10,900	1,712,432
Shin-Etsu Chemical Co., Ltd.	22,100	2,187,937
Shionogi & Co., Ltd.	24,000	1,158,838
Shiseido Co., Ltd.	2,500	87,326
Shizuoka Bank, Ltd.	100,300	606,671
SMC Corp.	3,100	1,246,896
Softbank Corp.	328,700	3,284,843
SoftBank Group Corp.	31,500	1,066,358
Sompo Holdings, Inc.	24,500	975,295
Sony Group Corp.	23,200	1,488,378
Square Enix Holdings Co., Ltd.	4,300	185,077
Subaru Corp.	28,600	428,175
SUMCO Corp.	7,400	86,298
Sumitomo Chemical Co., Ltd.	80,300	275,720
Sumitomo Corp.	48,012	597,890
Sumitomo Electric Industries, Ltd.	28,700	290,282
Sumitomo Metal Mining Co., Ltd.	3,900	112,087
Sumitomo Mitsui Financial Group, Inc.	85,800	2,385,293
Sumitomo Mitsui Trust Holdings, Inc.	19,800	560,712
Sumitomo Realty & Development Co., Ltd.	4,400	99,950
Suntory Beverage & Food, Ltd.	41,187	1,459,735
Suzuki Motor Corp.	10,000	309,579
Sysmex Corp.	10,000	536,668
T&D Holdings, Inc.	28,200	266,326
Taisei Corp.	10,900	302,725
Takeda Pharmaceutical Co., Ltd.	76,151	1,981,836
TDK Corp.	7,700	236,993
Terumo Corp.	4,700	132,286
TIS, Inc.	6,200	164,268
Tobu Railway Co., Ltd.	31,400	739,742
Toho Co., Ltd.	3,700	134,202
Tokio Marine Holdings, Inc.	64,800	1,148,309
Tokyo Electric Power Co. Holdings, Inc. (a)	193,400	617,298
Tokyo Electron, Ltd.	11,300	2,787,039
Tokyo Gas Co., Ltd.	48,208	816,317
Tokyu Corp.	13,300	151,336
Toray Industries, Inc.	73,500	361,445
Toshiba Corp.	5,600	199,170
Tosoh Corp.	21,700	241,369
Toyota Industries Corp.	1,500	71,298
Toyota Motor Corp.	275,300	3,568,087
Toyota Tsusho Corp.	8,000	247,608

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Trend Micro, Inc.	12,800	$ 691,533
Unicharm Corp.	24,706	810,760
USS Co., Ltd.	87,800	1,356,928
Welcia Holdings Co., Ltd.	45,000	949,774
West Japan Railway Co. (e)	21,900	838,205
Yakult Honsha Co., Ltd.	19,600	1,138,803
Yamaha Corp.	3,200	113,634
Yamaha Motor Co., Ltd.	17,000	317,932
Yamato Holdings Co., Ltd.	24,300	365,478
Yaskawa Electric Corp.	2,800	80,569
Z Holdings Corp.	31,600	83,003
ZOZO, Inc.	7,600	151,953
		165,510,644
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	36,503	555,603
LUXEMBOURG — 0.2%
ArcelorMittal SA	31,074	629,076
Eurofins Scientific SE	9,863	590,559
		1,219,635
MACAU — 0.0% (b)
Galaxy Entertainment Group, Ltd.	22,000	130,040
Sands China, Ltd. (a)	21,200	53,203
		183,243
NETHERLANDS — 4.5%
ABN AMRO Bank NV (c)	26,191	236,772
Adyen NV (a)(c)	1,379	1,758,650
Aegon NV	112,690	452,847
Akzo Nobel NV	3,540	202,251
ASM International NV	2,744	628,357
ASML Holding NV	26,264	11,156,320
EXOR NV	6,889	441,912
Heineken NV	9,181	808,216
IMCD NV	613	73,624
ING Groep NV	158,133	1,372,237
Koninklijke Ahold Delhaize NV	165,361	4,233,762
Koninklijke DSM NV	8,476	975,247
Koninklijke KPN NV	181,463	492,779
Koninklijke Philips NV	28,123	440,811
NN Group NV	17,598	689,078
OCI NV	3,325	122,346
Randstad NV (e)	8,652	377,857
Shell PLC	114,622	2,874,452
Universal Music Group NV	32,861	622,148
Wolters Kluwer NV	29,114	2,849,871
		30,809,537
NEW ZEALAND — 0.3%
Auckland International Airport, Ltd. (a)	100,952	411,145
Fisher & Paykel Healthcare Corp., Ltd.	68,771	719,656
Meridian Energy, Ltd.	28,108	76,317
Security Description	Shares	Value
Spark New Zealand, Ltd.	366,415	$ 1,036,313
		2,243,431
NORWAY — 0.4%
Aker BP ASA	5,831	167,269
DNB Bank ASA	24,455	387,900
Equinor ASA	12,623	414,811
Gjensidige Forsikring ASA	15,415	264,526
Mowi ASA	17,461	221,923
Norsk Hydro ASA	29,920	161,554
Orkla ASA	60,027	436,269
Salmar ASA	1,845	62,170
Telenor ASA	77,831	711,798
		2,828,220
PORTUGAL — 0.3%
EDP - Energias de Portugal SA	50,307	218,818
Jeronimo Martins SGPS SA	91,134	1,700,772
		1,919,590
SINGAPORE — 2.3%
CapitaLand Integrated Commercial Trust REIT	221,300	296,115
DBS Group Holdings, Ltd.	146,050	3,398,571
Keppel Corp., Ltd.	50,811	246,105
Oversea-Chinese Banking Corp., Ltd.	357,445	2,946,947
Singapore Airlines, Ltd. (a)(e)	35,849	127,417
Singapore Exchange, Ltd.	329,600	2,172,985
Singapore Technologies Engineering, Ltd.	611,000	1,524,413
Singapore Telecommunications, Ltd.	864,900	1,603,341
STMicroelectronics NV	35,512	1,121,782
United Overseas Bank, Ltd.	117,975	2,150,830
Venture Corp., Ltd.	48,300	553,048
		16,141,554
SOUTH AFRICA — 0.5%
Anglo American PLC	101,132	3,088,204
SPAIN — 1.7%
ACS Actividades de Construccion y Servicios SA	13,845	313,718
Aena SME SA (a)(c)	4,107	430,104
Amadeus IT Group SA (a)	3,084	144,747
Banco Bilbao Vizcaya Argentaria SA	320,477	1,450,630
Banco Santander SA	806,727	1,894,768
CaixaBank SA	224,476	728,115
Cellnex Telecom SA (c)	5,781	180,038
Enagas SA	13,882	215,416
Endesa SA	49,458	747,122
Ferrovial SA	4,651	106,573
Grifols SA (a)	31,946	277,970
Iberdrola SA	171,166	1,606,736
Industria de Diseno Textil SA	65,221	1,359,659
Naturgy Energy Group SA (e)	5,023	116,770
Red Electrica Corp. SA	71,486	1,100,191

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Repsol SA (a)	36,661	$ 423,976
Telefonica SA	204,010	674,722
		11,771,255
SWEDEN — 2.7%
Alfa Laval AB	22,435	562,821
Assa Abloy AB Class B	63,653	1,202,796
Atlas Copco AB Class A	141,534	1,336,586
Atlas Copco AB Class B	159,011	1,336,280
Boliden AB (a)	19,879	620,777
Electrolux AB Class B	19,003	199,011
Epiroc AB Class A	53,640	774,088
Epiroc AB Class B	21,584	274,237
EQT AB (e)	18,201	359,346
Essity AB Class B	14,352	285,553
Evolution AB (c)	10,490	838,255
H & M Hennes & Mauritz AB Class B (e)	10,190	95,000
Hexagon AB Class B	125,536	1,184,377
Husqvarna AB Class B	29,111	162,901
Industrivarden AB Class A	705	14,338
Industrivarden AB Class C	7,580	152,522
Indutrade AB	12,984	213,407
Investment AB Latour Class B	4,329	72,400
Investor AB Class B	82,795	1,220,420
Kinnevik AB Class B (a)	19,207	255,459
L E Lundbergforetagen AB Class B	7,094	258,510
Lifco AB Class B	11,576	162,935
Nibe Industrier AB Class B	77,041	694,914
Sandvik AB	60,747	835,049
Securitas AB Class B	9,695	67,793
Skandinaviska Enskilda Banken AB Class A	50,017	481,353
Skanska AB Class B	23,139	290,866
SKF AB Class B	25,103	339,872
Svenska Handelsbanken AB Class A	45,267	373,720
Swedbank AB Class A	28,363	375,319
Swedish Match AB	14,962	148,305
Telefonaktiebolaget LM Ericsson Class B	119,784	706,885
Telia Co. AB	269,888	778,960
Volvo AB Class B	114,177	1,626,411
Volvo Car AB Class B (a)	12,604	55,345
		18,356,811
SWITZERLAND — 11.0%
ABB, Ltd.	88,899	2,330,296
Adecco Group AG	6,965	193,966
Alcon, Inc.	7,308	431,686
Bachem Holding AG Class B	1,809	115,423
Baloise Holding AG	2,337	300,836
Barry Callebaut AG	617	1,171,626
Chocoladefabriken Lindt & Spruengli AG (d)	133	1,291,826
Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG (d)	1	$ 99,975
Cie Financiere Richemont SA Class A	4,653	445,705
Credit Suisse Group AG (a)	129,204	521,936
EMS-Chemie Holding AG	3,310	2,113,625
Geberit AG	5,177	2,248,583
Givaudan SA	1,472	4,491,152
Holcim AG (a)(d)	5,444	226,665
Holcim AG (a)(d)	6,137	256,116
Julius Baer Group, Ltd. (a)	5,427	239,852
Kuehne + Nagel International AG	11,776	2,416,817
Logitech International SA (e)	26,474	1,235,946
Lonza Group AG	1,889	933,320
Novartis AG	182,337	13,992,292
Partners Group Holding AG	2,350	1,921,067
Roche Holding AG Bearer Shares (d)	8,781	3,459,763
Roche Holding AG (d)	58,496	19,223,298
Schindler Holding AG (d)	6,697	1,052,264
Schindler Holding AG (d)	8,174	1,245,720
SGS SA	765	1,651,638
Sika AG	1,272	259,376
Sonova Holding AG	3,362	751,476
Straumann Holding AG	6,532	609,498
Swatch Group AG Bearer Shares	1,098	250,445
Swiss Life Holding AG	1,020	454,427
Swiss Prime Site AG	26,127	2,097,062
Swisscom AG	8,608	4,053,653
Temenos AG	3,153	216,041
UBS Group AG	96,745	1,422,793
VAT Group AG (a)(c)	1,547	320,324
Zurich Insurance Group AG	3,896	1,563,546
		75,610,034
UNITED KINGDOM — 11.3%
3i Group PLC	21,334	260,299
Abrdn PLC	54,162	84,101
Admiral Group PLC	59,717	1,276,245
Ashtead Group PLC	26,112	1,191,020
Associated British Foods PLC	12,634	177,913
AstraZeneca PLC	27,623	3,066,286
Auto Trader Group PLC (c)	62,434	358,929
Aviva PLC	156,505	678,210
BAE Systems PLC	213,014	1,878,045
Barclays PLC	904,791	1,457,456
Barratt Developments PLC	81,559	311,554
Berkeley Group Holdings PLC	10,983	404,223
BP PLC	638,855	3,088,668
British American Tobacco PLC	47,246	1,701,678
British Land Co. PLC REIT	23,406	91,631
BT Group PLC	309,181	418,826
Bunzl PLC	43,366	1,336,101
Burberry Group PLC	22,806	460,287
CK Hutchison Holdings, Ltd.	138,000	762,965

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
CNH Industrial NV	22,573	$ 257,182
Coca-Cola Europacific Partners PLC	4,476	190,767
Compass Group PLC	22,762	458,636
Croda International PLC	37,118	2,670,887
DCC PLC	5,243	274,436
Diageo PLC	139,080	5,895,806
Entain PLC	4,899	59,391
Experian PLC	50,234	1,492,187
Haleon PLC (a)	513,196	1,599,769
Halma PLC	27,917	637,298
Hargreaves Lansdown PLC	31,755	307,406
HSBC Holdings PLC	983,697	5,131,423
Imperial Brands PLC	81,860	1,695,104
Informa PLC	15,561	90,189
InterContinental Hotels Group PLC	1,118	54,526
Intertek Group PLC	13,908	575,530
J Sainsbury PLC	390,198	759,212
JD Sports Fashion PLC	44,893	50,214
Johnson Matthey PLC	20,188	412,970
Just Eat Takeaway.com NV (a)(c)	6,880	109,026
Kingfisher PLC	101,164	248,896
Land Securities Group PLC REIT	20,520	119,526
Legal & General Group PLC	105,150	254,125
Lloyds Banking Group PLC	2,784,357	1,286,474
London Stock Exchange Group PLC	3,404	289,855
M&G PLC	191,195	355,469
Melrose Industries PLC	149,510	170,570
National Grid PLC	301,087	3,129,121
NatWest Group PLC	210,450	530,696
Next PLC	8,466	453,723
Ocado Group PLC (a)	8,723	46,010
Pearson PLC	20,778	201,050
Persimmon PLC	27,635	381,756
Reckitt Benckiser Group PLC	69,623	4,644,554
RELX PLC	171,145	4,206,900
Rentokil Initial PLC	121,600	648,168
Rolls-Royce Holdings PLC (a)	97,406	75,668
Sage Group PLC	104,164	810,692
Schroders PLC	69,741	303,077
Segro PLC REIT	17,340	145,755
Severn Trent PLC	21,461	564,185
Smith & Nephew PLC	17,120	200,762
Smiths Group PLC	11,623	195,919
Spirax-Sarco Engineering PLC	5,418	629,003
SSE PLC	17,663	301,180
St James's Place PLC	29,436	340,423
Standard Chartered PLC	133,479	844,546
Taylor Wimpey PLC	226,568	223,326
Tesco PLC	759,781	1,753,960
Unilever PLC	229,563	10,171,001
United Utilities Group PLC	49,391	490,041
Security Description	Shares	Value
Vodafone Group PLC	1,104,378	$ 1,246,624
Whitbread PLC	3,289	84,518
WPP PLC	35,046	293,414
		77,367,383
UNITED STATES — 4.9%
Ferguson PLC	16,393	1,720,885
GSK PLC	410,571	5,984,745
James Hardie Industries PLC CDI	27,386	543,025
Nestle SA	176,376	19,188,562
QIAGEN NV (a)	51,018	2,148,131
Schneider Electric SE	7,051	807,764
Stellantis NV (d)	191,220	2,299,646
Stellantis NV (d)	50,673	609,204
Swiss Re AG	6,900	512,882
Tenaris SA	8,612	111,913
		33,926,757
TOTAL COMMON STOCKS (Cost $873,089,497)		681,750,944

RIGHTS — 0.0% (b)
SWEDEN — 0.0% (b)
Securitas AB (expiring 10/11/22) (a) (Cost: $17,638)	39,260	16,380
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f)(g)	219,359	219,403
State Street Navigator Securities Lending Portfolio II (h)(i)	21,313,733	21,313,733
TOTAL SHORT-TERM INVESTMENTS (Cost $21,533,136)		21,533,136
TOTAL INVESTMENTS — 102.3% (Cost $894,640,271)		703,300,460
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(15,988,132)
NET ASSETS — 100.0%		$ 687,312,328
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	All or a portion of the shares of the security are on loan at September 30, 2022.

See accompanying notes to financial statements.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$681,750,944	$—	$—	$681,750,944
Rights	16,380	—	—	16,380
Short-Term Investments	21,533,136	—	—	21,533,136
TOTAL INVESTMENTS	$703,300,460	$—	$—	$703,300,460
Sector Breakdown as of September 30, 2022

% of Net Assets
Health Care	16.5%
Financials	15.5
Industrials	14.1
Consumer Staples	13.9
Consumer Discretionary	9.4
Materials	8.3
Information Technology	7.2
Communication Services	6.2
Utilities	3.8
Energy	2.4
Real Estate	1.9
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	45,445	$ 45,454	$ 50,921,736	$ 50,747,586	$(201)	$—	219,359	$ 219,403	$ 5,593
State Street Navigator Securities Lending Portfolio II	5,132,905	5,132,905	119,004,347	102,823,519	—	—	21,313,733	21,313,733	80,797
Total		$5,178,359	$169,926,083	$153,571,105	$(201)	$—		$21,533,136	$86,390
See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 4.2%
Ambev SA	79,373	$ 228,044
Americanas SA	15,941	50,044
B3 SA - Brasil Bolsa Balcao	134,506	324,524
Banco Bradesco SA Preference Shares	96,703	354,713
Banco Bradesco SA	16,129	48,636
Banco BTG Pactual SA	3,607	16,545
Banco Santander Brasil SA	6,467	36,275
BB Seguridade Participacoes SA	19,509	95,834
Bradespar SA Preference Shares	2,382	10,464
Braskem SA Class A, Preference Shares	1,079	5,235
Centrais Eletricas Brasileiras SA	9,377	74,495
Centrais Eletricas Brasileiras SA Class B, Preference Shares	10,700	89,317
Cia Brasileira de Distribuicao	2,131	7,639
Cia Siderurgica Nacional SA	23,302	54,799
Cosan SA	35,174	113,023
Equatorial Energia SA	36,417	181,114
Gerdau SA Preference Shares	17,584	79,454
Hapvida Participacoes e Investimentos SA (a)	64,968	90,926
Itau Unibanco Holding SA Preference Shares	85,189	441,943
Itausa SA Preference Shares	104,006	187,097
Itausa SA	3	5
Klabin SA	11,097	37,237
Localiza Rent a Car SA	15,680	177,097
Lojas Renner SA	31,285	161,085
Magazine Luiza SA (b)	71,776	59,450
Natura & Co. Holding SA	12,212	33,257
Rumo SA	29,119	99,489
Sendas Distribuidora SA	10,180	33,031
Suzano SA	10,788	88,756
Telefonica Brasil SA	12,163	91,051
TOTVS SA	5,891	31,966
Via SA (b)	20,426	12,047
WEG SA	46,198	274,514
		3,589,106
CHILE — 0.6%
Banco Santander Chile	1,638,594	57,851
Cencosud SA	35,684	45,632
Empresas CMPC SA	61,603	94,732
Enel Americas SA	802,610	85,461
Falabella SA	12,784	25,757
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	2,053	193,098
		502,531
Security Description	Shares	Value
CHINA — 32.5%
360 DigiTech, Inc. ADR	1,452	$ 18,615
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	16,000	39,096
3SBio, Inc. (a)	19,000	13,482
AAC Technologies Holdings, Inc. (b)(c)	13,000	20,337
Addsino Co., Ltd. Class A	15,300	21,354
Agricultural Bank of China, Ltd. Class H	463,000	138,607
Aier Eye Hospital Group Co., Ltd. Class A	5,385	21,656
Air China, Ltd. Class A (b)	26,600	39,065
Airtac International Group	2,092	48,233
Alibaba Group Holding, Ltd. ADR (b)	2,729	218,293
Alibaba Group Holding, Ltd. (b)	224,200	2,226,320
Alibaba Health Information Technology, Ltd. (b)	64,000	29,351
Anhui Conch Cement Co., Ltd. Class H	31,000	98,332
Anjoy Foods Group Co., Ltd. Class A	900	19,603
ANTA Sports Products, Ltd.	28,895	306,254
Autohome, Inc. ADR	829	23,842
AviChina Industry & Technology Co., Ltd. Class H	16,000	6,196
Baidu, Inc. Class A (b)	39,912	580,130
Bank of China, Ltd. Class H	1,277,509	418,247
Bank of Communications Co., Ltd. Class H	225,000	118,664
BBMG Corp. Class A	154,700	54,032
BeiGene, Ltd. ADR (b)	631	85,071
Beijing E-Hualu Information Technology Co., Ltd. Class A	7,700	13,533
Beijing Enterprises Holdings, Ltd.	7,000	19,663
Beijing Enterprises Water Group, Ltd.	206,000	47,499
Beijing Shunxin Agriculture Co., Ltd. Class A	7,000	19,549
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	1,500	25,928
BGI Genomics Co., Ltd. Class A	3,600	26,930
Bilibili, Inc. Class Z (b)	2,815	42,889
BYD Co., Ltd. Class A	1,400	49,489
BYD Co., Ltd. Class H	16,136	399,602
BYD Electronic International Co., Ltd. (c)	12,500	30,191
Caitong Securities Co., Ltd. Class A	55,210	52,351
CanSino Biologics, Inc. Class H (a)	1,600	9,080
CGN Power Co., Ltd. Class H (a)	475,000	102,868

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
China Cinda Asset Management Co., Ltd. Class H	344,000	$ 38,125
China CITIC Bank Corp., Ltd. Class H	258,000	102,544
China Conch Venture Holdings, Ltd.	27,500	43,860
China Construction Bank Corp. Class H	1,545,340	893,749
China Eastern Airlines Corp., Ltd. Class A (b)	39,700	27,175
China Everbright Environment Group, Ltd.	97,851	40,637
China Feihe, Ltd. (a)	36,000	25,223
China Hongqiao Group, Ltd.	24,000	19,873
China International Capital Corp., Ltd. Class H (a)(c)	24,000	34,915
China Jinmao Holdings Group, Ltd.	8,000	1,631
China Life Insurance Co., Ltd. Class H	160,000	205,047
China Literature, Ltd. (a)(b)	3,000	8,503
China Longyuan Power Group Corp., Ltd. Class H	77,000	96,619
China Medical System Holdings, Ltd.	15,000	17,905
China Meidong Auto Holdings, Ltd.	12,000	18,986
China Mengniu Dairy Co., Ltd. (b)	47,000	186,506
China Merchants Bank Co., Ltd. Class A	22,500	106,201
China Merchants Bank Co., Ltd. Class H	64,000	297,583
China Merchants Port Holdings Co., Ltd.	52,114	65,525
China Minsheng Banking Corp., Ltd. Class H	154,300	44,227
China National Building Material Co., Ltd. Class H	68,000	52,062
China Oilfield Services, Ltd. Class H	54,000	53,588
China Overseas Land & Investment, Ltd.	50,000	130,256
China Pacific Insurance Group Co., Ltd. Class H	45,000	82,893
China Railway Group, Ltd. Class H	211,000	103,485
China Resources Beer Holdings Co., Ltd.	24,000	167,085
China Resources Cement Holdings, Ltd.	46,000	21,330
China Resources Gas Group, Ltd.	21,200	67,382
China Resources Land, Ltd.	64,000	251,927
China Resources Mixc Lifestyle Services, Ltd. (a)	8,200	31,495
China Ruyi Holdings, Ltd. (b)(c)	64,000	13,697
Security Description	Shares	Value
China Taiping Insurance Holdings Co., Ltd.	55,830	$ 47,012
China Tourism Group Duty Free Corp., Ltd. Class A	1,700	47,274
China Tower Corp., Ltd. Class H (a)	682,000	72,979
China Vanke Co., Ltd. Class H (c)	47,000	85,619
China Yangtze Power Co., Ltd. Class A	19,400	61,881
Chinasoft International, Ltd. (b)	16,000	9,845
Chongqing Zhifei Biological Products Co., Ltd. Class A	3,900	47,282
CITIC Securities Co., Ltd. Class H	92,250	156,768
CMOC Group, Ltd. Class A	69,200	45,815
Contemporary Amperex Technology Co., Ltd. Class A	3,400	191,191
COSCO SHIPPING Holdings Co., Ltd. Class A	40,300	62,294
COSCO SHIPPING Holdings Co., Ltd. Class H (c)	55,350	64,940
Country Garden Holdings Co., Ltd. (b)(c)	173,460	40,217
Country Garden Services Holdings Co., Ltd.	26,000	38,288
CSPC Pharmaceutical Group, Ltd.	210,640	208,764
Daan Gene Co., Ltd. Class A	2,280	5,303
Daqo New Energy Corp. ADR (b)	900	47,772
Dongfang Electric Corp., Ltd. Class A	22,200	63,650
Dongyue Group, Ltd.	39,000	38,901
East Money Information Co., Ltd. Class A	8,080	19,970
ENN Energy Holdings, Ltd.	12,600	168,537
Eve Energy Co., Ltd. Class A	3,000	35,600
Flat Glass Group Co., Ltd. Class A (b)	7,200	33,025
Flat Glass Group Co., Ltd. Class H (b)(c)	5,000	12,166
Foshan Haitian Flavouring & Food Co., Ltd. Class A	4,274	49,651
Fuyao Glass Industry Group Co., Ltd. Class A	4,900	24,613
Ganfeng Lithium Co., Ltd. Class A	4,220	44,300
Ganfeng Lithium Co., Ltd. Class H (a)(c)	5,080	33,813
GDS Holdings, Ltd. ADR (b)	1,776	31,364
GDS Holdings, Ltd. Class A (b)	6,640	14,549
Geely Automobile Holdings, Ltd.	111,000	152,998
Gemdale Corp. Class A	25,293	40,765
Genscript Biotech Corp. (b)	20,000	43,720
GoerTek, Inc. Class A	15,200	56,500

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Great Wall Motor Co., Ltd. Class H	81,713	$ 93,893
GRG Banking Equipment Co., Ltd. Class A	26,500	30,295
Guangdong Investment, Ltd.	88,801	71,155
Guangzhou Automobile Group Co., Ltd. Class H	36,000	25,682
Guangzhou Haige Communications Group, Inc. Co. Class A	29,900	32,588
H World Group, Ltd. ADR	3,339	111,990
Haidilao International Holding, Ltd. (a)(b)(c)	15,000	29,427
Haier Smart Home Co., Ltd. Class A	26,500	92,073
Haier Smart Home Co., Ltd. Class H	27,200	83,334
Haitong Securities Co., Ltd. Class A	35,600	43,244
Hangzhou First Applied Material Co., Ltd. Class A	3,300	24,626
Hangzhou Silan Microelectronics Co., Ltd. Class A	11,300	50,801
Hangzhou Tigermed Consulting Co., Ltd. Class A	4,000	51,159
Hansoh Pharmaceutical Group Co., Ltd. (a)	18,000	28,479
Hengan International Group Co., Ltd.	16,000	71,542
Hengli Petrochemical Co., Ltd. Class A	7,000	16,613
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,800	30,431
Hua Hong Semiconductor, Ltd. (a)(b)	11,000	25,167
Huaneng Power International, Inc. Class H (b)(c)	150,000	65,351
Huatai Securities Co., Ltd. Class H (a)	78,000	85,851
Hutchmed China, Ltd. ADR (b)(c)	274	2,428
Hygeia Healthcare Holdings Co., Ltd. (a)(b)(c)	9,200	51,978
Industrial & Commercial Bank of China, Ltd. Class A	60,900	37,159
Industrial & Commercial Bank of China, Ltd. Class H	969,857	454,665
Industrial Bank Co., Ltd. Class A	20,500	47,877
Innovent Biologics, Inc. (a)(b)	21,500	66,966
Intco Medical Technology Co., Ltd. Class A	1,700	4,752
iQIYI, Inc. ADR (b)(c)	4,944	13,398
JA Solar Technology Co., Ltd. Class A	4,640	41,680
JD Health International, Inc. (a)(b)	19,350	111,171
Security Description	Shares	Value
JD.com, Inc. Class A	34,184	$ 864,844
Jiangsu Hengli Hydraulic Co., Ltd. Class A	100	635
Jiangsu Hengrui Medicine Co., Ltd. Class A	4,792	23,593
Jiangxi Copper Co., Ltd. Class A	8,900	19,026
Jinxin Fertility Group, Ltd. (a)	13,000	6,376
Jiumaojiu International Holdings, Ltd. (a)(c)	13,000	21,330
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	30,300	44,712
JOYY, Inc. ADR	580	15,080
KE Holdings, Inc. ADR (b)	8,859	155,210
Kingboard Holdings, Ltd.	9,000	25,453
Kingdee International Software Group Co., Ltd. (b)	32,000	41,906
Kingsoft Corp., Ltd.	29,000	77,211
Kuaishou Technology (a)(b)	29,600	192,120
Kweichow Moutai Co., Ltd. Class A	1,500	393,981
Lenovo Group, Ltd.	161,880	112,596
Lens Technology Co., Ltd. Class A	15,800	20,456
Li Auto, Inc. ADR (b)	8,252	189,879
Li Ning Co., Ltd.	34,500	264,137
Longfor Group Holdings, Ltd. (a)	32,000	91,925
LONGi Green Energy Technology Co., Ltd. Class A (b)	10,980	73,789
Lufax Holding, Ltd. ADR	9,771	24,818
Luxshare Precision Industry Co., Ltd. Class A	17,129	70,639
Luzhou Laojiao Co., Ltd. Class A	1,600	51,767
Mango Excellent Media Co., Ltd. Class A	4,600	16,086
Maxscend Microelectronics Co., Ltd. Class A	288	3,572
Meituan Class B (a)(b)	65,400	1,379,666
Microport Scientific Corp. (b)(c)	7,808	13,448
Ming Yuan Cloud Group Holdings, Ltd. (c)	10,000	5,924
Minth Group, Ltd.	14,000	30,997
MMG, Ltd. (b)	60,000	14,370
Muyuan Foods Co., Ltd. Class A	7,786	59,543
NanJi E-Commerce Co., Ltd. Class A	20,100	12,546
NARI Technology Co., Ltd. Class A	15,280	53,304
NAURA Technology Group Co., Ltd. Class A	1,400	54,671
NetEase, Inc.	35,930	542,390
New China Life Insurance Co., Ltd. Class H	35,700	68,126

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
New Oriental Education & Technology Group, Inc. (b)	26,700	$ 67,686
NIO, Inc. ADR (b)	22,081	348,217
Nongfu Spring Co., Ltd. Class H (a)(c)	24,800	143,905
OFILM Group Co., Ltd. Class A (b)	29,200	21,585
Ovctek China, Inc. Class A	1,400	8,110
People's Insurance Co. Group of China, Ltd. Class H (b)	152,000	44,148
Pharmaron Beijing Co., Ltd. Class A	2,300	17,438
Pharmaron Beijing Co., Ltd. Class H (a)	2,600	12,636
PICC Property & Casualty Co., Ltd. Class H	156,000	161,765
Pinduoduo, Inc. ADR (b)	7,054	441,439
Ping An Bank Co., Ltd. Class A	19,200	31,887
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	9,800	18,477
Ping An Insurance Group Co. of China, Ltd. Class A	12,000	69,989
Ping An Insurance Group Co. of China, Ltd. Class H	111,000	554,300
Pop Mart International Group, Ltd. (a)(c)	13,400	24,649
Postal Savings Bank of China Co., Ltd. Class H (a)(c)	76,000	44,826
RiseSun Real Estate Development Co., Ltd. Class A (b)	27,100	8,933
RLX Technology, Inc. ADR (b)(c)	12,028	12,629
Sangfor Technologies, Inc. Class A	1,100	15,430
Seazen Group, Ltd. (b)	69,714	16,341
Seazen Holdings Co., Ltd. Class A (b)	7,500	18,389
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	15,770	38,777
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	108,800	146,362
Shanghai Baosight Software Co., Ltd. Class A	15,730	81,175
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	14,400	59,708
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	82,000	64,206
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	12,400	18,072
Shanxi Securities Co., Ltd. Class A	40,030	28,412
Security Description	Shares	Value
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	840	$ 35,688
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,800	20,407
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	800	33,552
Shenzhou International Group Holdings, Ltd.	14,243	111,315
Shimao Group Holdings, Ltd. (b)(c)(d)	19,500	5,490
Silergy Corp.	8,000	106,082
Sinopharm Group Co., Ltd. Class H	28,800	57,748
Smoore International Holdings, Ltd. (a)(c)	32,000	38,278
SooChow Securities Co., Ltd. Class A	37,090	32,048
Sunac China Holdings, Ltd. (b)(d)	58,000	16,920
Sungrow Power Supply Co., Ltd. Class A	3,300	51,205
Sunny Optical Technology Group Co., Ltd.	12,900	123,496
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	9,800	31,823
TAL Education Group ADR (b)	2,018	9,969
Tencent Holdings, Ltd.	101,695	3,451,197
Tencent Music Entertainment Group ADR (b)	7,048	28,615
Thunder Software Technology Co., Ltd. Class A	1,700	25,176
Tianma Microelectronics Co., Ltd. Class A	28,800	34,378
Tingyi Cayman Islands Holding Corp.	24,000	41,397
Tongcheng Travel Holdings, Ltd. (b)	18,400	36,097
Tongwei Co., Ltd. Class A	1,400	9,222
Trina Solar Co., Ltd. Class A	4,740	42,625
Trip.com Group, Ltd. ADR (b)	9,146	249,777
Tsingtao Brewery Co., Ltd. Class A	9,300	138,538
Tsingtao Brewery Co., Ltd. Class H	10,000	94,842
Vipshop Holdings, Ltd. ADR (b)	10,456	87,935
Walvax Biotechnology Co., Ltd. Class A	8,900	46,315
Wanhua Chemical Group Co., Ltd. Class A	3,100	40,048
Want Want China Holdings, Ltd.	150,000	98,027
Weibo Corp. ADR (b)	1,038	17,750
Weichai Power Co., Ltd. Class A	57,900	78,130
Weichai Power Co., Ltd. Class H	32,000	30,370
Wharf Holdings, Ltd.	28,000	89,708

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Will Semiconductor Co., Ltd. Shanghai Class A	1,620	$ 18,208
Wingtech Technology Co., Ltd. Class A	2,300	15,379
Wuliangye Yibin Co., Ltd. Class A	6,042	143,424
WuXi AppTec Co., Ltd. Class A	6,672	67,093
WuXi AppTec Co., Ltd. Class H (a)	6,480	52,377
Wuxi Biologics Cayman, Inc. (a)(b)	56,000	338,144
Wuxi Shangji Automation Co., Ltd. Class A	1,840	34,817
Xiaomi Corp. Class B (a)(b)(c)	251,800	287,409
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	22,439	35,693
Xinyi Solar Holdings, Ltd.	73,281	77,576
XPeng, Inc. ADR (b)	6,145	73,433
Xtep International Holdings, Ltd.	24,500	26,061
Yadea Group Holdings, Ltd. (a)	24,000	38,523
Yifan Pharmaceutical Co., Ltd. Class A (b)	18,600	27,290
Yihai International Holding, Ltd. (b)	8,000	16,917
Yum China Holdings, Inc.	7,870	372,487
Yunnan Energy New Material Co., Ltd. Class A	1,700	41,520
Zai Lab, Ltd. ADR (b)	1,148	39,262
Zhejiang Dahua Technology Co., Ltd. Class A	19,200	34,607
Zhejiang Huayou Cobalt Co., Ltd. Class A	4,150	37,453
Zhejiang NHU Co., Ltd. Class A	18,456	57,446
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)	6,900	15,470
Zhongji Innolight Co., Ltd. Class A	5,200	19,023
Zhongsheng Group Holdings, Ltd.	7,000	27,956
Zhuzhou CRRC Times Electric Co., Ltd.	20,700	87,020
Zijin Mining Group Co., Ltd. Class A	45,600	50,147
Zijin Mining Group Co., Ltd. Class H	76,000	74,065
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	17,600	13,677
ZTE Corp. Class A	7,300	21,913
ZTE Corp. Class H	12,800	22,959
ZTO Express Cayman, Inc. ADR	6,850	164,606
		27,829,267
Security Description	Shares	Value
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	16,281	$ 99,302
EGYPT — 0.1%
Commercial International Bank Egypt SAE	38,980	50,131
GREECE — 0.1%
Alpha Services & Holdings SA (b)	23,732	18,739
Hellenic Telecommunications Organization SA	3,797	55,238
JUMBO SA	1,379	18,440
		92,417
HONG KONG — 0.1%
Sino Biopharmaceutical, Ltd.	268,250	126,096
HUNGARY — 0.1%
OTP Bank Nyrt	5,923	108,458
INDIA — 14.1%
Adani Green Energy, Ltd. (b)	6,178	171,690
Adani Ports & Special Economic Zone, Ltd.	13,960	140,825
Adani Total Gas, Ltd.	4,656	191,151
Adani Transmission, Ltd. (b)	6,227	251,816
Ambuja Cements, Ltd.	12,974	82,229
Apollo Hospitals Enterprise, Ltd.	1,170	63,042
Asian Paints, Ltd.	5,922	243,315
Aurobindo Pharma, Ltd.	11,926	74,853
Avenue Supermarts, Ltd. (a)(b)	2,794	150,656
Axis Bank, Ltd.	40,439	364,467
Bajaj Auto, Ltd.	1,800	78,056
Bajaj Finance, Ltd.	3,163	285,220
Bajaj Finserv, Ltd.	8,290	171,030
Balkrishna Industries, Ltd.	1,935	44,804
Bandhan Bank, Ltd. (a)(b)	18,791	61,581
Bharat Electronics, Ltd.	112,764	139,931
Bharat Forge, Ltd.	7,575	64,761
Bharti Airtel, Ltd.	33,573	330,112
Biocon, Ltd.	7,828	27,997
Britannia Industries, Ltd.	993	46,910
Cholamandalam Investment & Finance Co., Ltd.	11,182	100,643
Cipla, Ltd.	7,448	102,078
Container Corp. Of India, Ltd.	5,192	45,419
Dabur India, Ltd.	11,446	80,613
Divi's Laboratories, Ltd.	2,029	92,412
DLF, Ltd.	6,703	29,391
Dr Reddy's Laboratories, Ltd.	2,460	131,108
Eicher Motors, Ltd.	2,535	114,411
Godrej Consumer Products, Ltd. (b)	7,355	82,314
Grasim Industries, Ltd.	6,750	138,968
Havells India, Ltd.	5,443	90,228
HCL Technologies, Ltd.	21,540	246,866

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
HDFC Life Insurance Co., Ltd. (a)	5,478	$ 35,719
Hero MotoCorp, Ltd.	1,086	34,031
Hindalco Industries, Ltd.	32,365	155,377
Hindustan Unilever, Ltd.	14,626	484,790
Housing Development Finance Corp., Ltd.	21,010	590,841
ICICI Bank, Ltd.	81,588	864,509
ICICI Lombard General Insurance Co., Ltd. (a)	2,244	31,753
ICICI Prudential Life Insurance Co., Ltd. (a)	2,315	14,967
Indus Towers, Ltd.	17,473	42,409
Info Edge India, Ltd.	1,403	66,581
Infosys, Ltd.	57,323	995,967
InterGlobe Aviation, Ltd. (a)(b)	4,374	99,754
ITC, Ltd.	61,459	250,969
Jubilant Foodworks, Ltd.	11,000	84,199
Kotak Mahindra Bank, Ltd.	7,181	160,584
Larsen & Toubro Infotech, Ltd. (a)	648	35,509
Larsen & Toubro, Ltd.	10,808	245,478
Lupin, Ltd.	4,796	40,080
Mahindra & Mahindra, Ltd.	16,946	264,174
Marico, Ltd.	9,850	65,123
Maruti Suzuki India, Ltd.	2,392	259,577
MRF, Ltd.	27	27,101
Muthoot Finance, Ltd.	4,463	57,058
Nestle India, Ltd.	508	119,550
Page Industries, Ltd.	79	49,202
Petronet LNG, Ltd.	13,072	32,121
PI Industries, Ltd.	1,482	54,622
Piramal Pharma, Ltd. (b)	9,252	24,777
Power Grid Corp. of India, Ltd.	29,574	77,142
Samvardhana Motherson International, Ltd.	32,022	42,905
SBI Cards & Payment Services, Ltd.	7,847	88,115
SBI Life Insurance Co., Ltd. (a)	1,455	22,365
Shree Cement, Ltd.	188	48,607
Shriram Transport Finance Co., Ltd. (b)	6,562	96,597
State Bank of India	39,735	259,165
Sun Pharmaceutical Industries, Ltd.	21,968	256,172
Tata Consultancy Services, Ltd.	16,448	607,475
Tata Consumer Products, Ltd.	6,941	68,500
Tata Elxsi, Ltd.	407	42,808
Tata Steel, Ltd.	132,850	162,161
Tech Mahindra, Ltd.	7,576	93,928
Titan Co., Ltd.	6,394	204,900
Torrent Pharmaceuticals, Ltd.	792	15,186
Trent, Ltd.	4,598	80,259
UltraTech Cement, Ltd.	1,800	138,402
United Spirits, Ltd. (b)	6,294	65,167
UPL, Ltd.	12,749	105,321
Security Description	Shares	Value
Wipro, Ltd.	23,245	$ 112,652
Yes Bank, Ltd. (b)	243,931	46,926
		12,060,472
INDONESIA — 1.9%
Bank Central Asia Tbk PT	891,700	500,675
Bank Mandiri Persero Tbk PT	363,400	224,925
Bank Negara Indonesia Persero Tbk PT	173,309	102,147
Bank Rakyat Indonesia Persero Tbk PT	1,291,767	380,892
Kalbe Farma Tbk PT	435,865	52,381
Telkom Indonesia Persero Tbk PT	1,076,200	315,210
Unilever Indonesia Tbk PT	243,100	77,109
		1,653,339
KUWAIT — 0.9%
Agility Public Warehousing Co. KSC	58,922	126,988
Boubyan Bank KSCP	23,011	56,794
Gulf Bank KSCP	136,753	132,363
Kuwait Finance House KSCP	84,282	228,686
Mabanee Co. KPSC	23,325	64,944
National Bank of Kuwait SAKP	38,708	121,888
		731,663
MALAYSIA — 1.6%
CIMB Group Holdings Bhd	171,804	190,070
DiGi.Com Bhd	137,200	100,008
Genting Malaysia Bhd	60,300	36,281
Hartalega Holdings Bhd	20,500	7,339
IHH Healthcare Bhd	92,900	118,204
IOI Corp. Bhd	153,600	124,881
Kossan Rubber Industries Bhd (b)	11,000	2,562
Malayan Banking Bhd	33,350	61,709
Maxis Bhd	115,300	87,277
Petronas Chemicals Group Bhd	83,300	150,720
Petronas Gas Bhd	17,700	62,982
Public Bank Bhd	274,500	250,406
Sime Darby Bhd	93,055	42,945
Sime Darby Plantation Bhd	51,455	45,385
Supermax Corp. Bhd	33,736	4,911
Tenaga Nasional Bhd	59,000	102,426
Top Glove Corp. Bhd (b)	101,800	13,721
		1,401,827
MEXICO — 2.4%
America Movil SAB de CV Series L	514,738	425,716
Arca Continental SAB de CV	9,280	66,930
Coca-Cola Femsa SAB de CV	10,710	62,675
Fomento Economico Mexicano SAB de CV	42,747	268,334
Gruma SAB de CV Class B	4,642	44,533

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV Class B	10,032	$ 127,000
Grupo Bimbo SAB de CV Class A	35,833	126,474
Grupo Carso SAB de CV Series A1	17,176	63,006
Grupo Financiero Banorte SAB de CV Series O	45,314	291,434
Grupo Financiero Inbursa SAB de CV Series O (b)	64,598	102,547
Industrias Penoles SAB de CV	4,405	42,890
Kimberly-Clark de Mexico SAB de CV Class A (c)	33,074	44,263
Orbia Advance Corp. SAB de CV	36,478	61,282
Promotora y Operadora de Infraestructura SAB de CV	4,963	33,854
Sitios Latinoamerica SAB de CV (b)	25,736	11,507
Wal-Mart de Mexico SAB de CV	89,152	314,044
		2,086,489
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	7,121	47,924
Credicorp, Ltd.	1,407	172,780
Southern Copper Corp.	980	43,943
		264,647
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	85,270	78,034
ACEN Corp.	32,490	3,104
Ayala Corp.	9,370	98,455
Ayala Land, Inc.	212,680	82,895
BDO Unibank, Inc.	53,165	101,115
SM Investments Corp.	6,020	74,448
SM Prime Holdings, Inc.	296,000	151,976
Universal Robina Corp.	29,420	57,209
		647,236
POLAND — 0.5%
Allegro.eu SA (a)(b)	3,945	17,209
Bank Polska Kasa Opieki SA	4,613	56,693
CD Projekt SA	1,148	23,290
KGHM Polska Miedz SA	5,063	89,861
LPP SA	46	72,600
Powszechna Kasa Oszczednosci Bank Polski SA	19,282	85,264
Powszechny Zaklad Ubezpieczen SA	14,115	66,188
		411,105
QATAR — 1.4%
Barwa Real Estate Co.	93,574	88,339
Commercial Bank PQSC	89,592	173,144
Industries Qatar QSC	44,816	207,974
Masraf Al Rayan QSC	169,028	191,226
Security Description	Shares	Value
Qatar Islamic Bank SAQ	27,400	$ 185,839
Qatar National Bank QPSC	67,205	367,235
		1,213,757
ROMANIA — 0.1%
NEPI Rockcastle NV	10,100	45,553
RUSSIA — 0.0% (e)
Mobile TeleSystems PJSC ADR (d)	8,917	—
Polyus PJSC GDR (d)	1,137	—
Sberbank of Russia PJSC (b)(d)	267,268	—
TCS Group Holding PLC GDR (b)(d)	2,150	—
VK Co., Ltd. GDR (b)(d)	1,648	—
VTB Bank PJSC (b)(d)	56,126,000	—
X5 Retail Group NV GDR (d)	2,256	—
Yandex NV Class A (b)(d)	5,874	—
		—
SAUDI ARABIA — 4.7%
ACWA Power Co.	1,295	57,908
Advanced Petrochemical Co.	5,424	64,461
Al Rajhi Bank (b)	34,473	745,982
Alinma Bank	9,440	91,083
Almarai Co. JSC	3,362	47,607
Arab National Bank	8,024	65,674
Bank AlBilad (b)	5,116	64,682
Bank Al-Jazira	10,100	60,810
Banque Saudi Fransi	10,615	118,667
Bupa Arabia for Cooperative Insurance Co.	1,096	49,126
Dar Al Arkan Real Estate Development Co. (b)	20,615	87,245
Dr Sulaiman Al Habib Medical Services Group Co.	1,410	78,062
Emaar Economic City (b)	6,338	16,600
Etihad Etisalat Co.	8,226	77,947
Jarir Marketing Co.	1,209	53,740
Mouwasat Medical Services Co.	789	41,582
National Industrialization Co. (b)	5,428	19,707
Rabigh Refining & Petrochemical Co. (b)	16,118	58,861
Riyad Bank	20,122	170,049
SABIC Agri-Nutrients Co.	2,342	98,492
Sahara International Petrochemical Co.	11,449	127,533
Saudi Arabian Mining Co. (b)	18,292	338,867
Saudi Basic Industries Corp.	11,308	267,275
Saudi British Bank	15,157	157,944
Saudi Electricity Co.	7,479	48,851
Saudi Industrial Investment Group	3,655	22,239
Saudi Investment Bank	7,893	35,883

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Saudi Kayan Petrochemical Co. (b)	12,180	$ 44,544
Saudi National Bank	33,932	569,899
Saudi Telecom Co.	27,105	283,892
Savola Group	3,397	25,633
Yanbu National Petrochemical Co.	3,362	41,432
		4,032,277
SOUTH AFRICA — 3.3%
Absa Group, Ltd.	13,957	137,166
Anglo American Platinum, Ltd.	803	57,559
Bid Corp., Ltd.	9,279	143,952
Bidvest Group, Ltd. (c)	10,572	115,611
Capitec Bank Holdings, Ltd.	690	59,623
Clicks Group, Ltd.	4,587	72,856
FirstRand, Ltd.	85,227	288,034
Gold Fields, Ltd.	17,518	143,721
Growthpoint Properties, Ltd. REIT	67,967	44,587
Harmony Gold Mining Co., Ltd.	8,088	19,225
Impala Platinum Holdings, Ltd.	10,902	102,921
MTN Group, Ltd.	32,420	216,248
Naspers, Ltd. Class N	3,834	482,818
Nedbank Group, Ltd.	7,489	83,230
Northam Platinum Holdings, Ltd. (b)	4,590	40,053
Old Mutual, Ltd.	20,511	11,161
Remgro, Ltd.	3,392	25,054
Sanlam, Ltd.	36,609	105,086
Shoprite Holdings, Ltd. (c)	11,224	135,512
Sibanye Stillwater, Ltd. (c)	36,867	86,175
SPAR Group, Ltd.	11,957	95,377
Standard Bank Group, Ltd.	27,136	217,420
Vodacom Group, Ltd.	15,696	106,617
Woolworths Holdings, Ltd. (c)	13,972	47,476
		2,837,482
SOUTH KOREA — 11.5%
Alteogen, Inc. (b)	398	12,616
AMOREPACIFIC Group	795	14,920
Celltrion Healthcare Co., Ltd.	954	45,209
Celltrion Pharm, Inc. (b)	304	13,620
Celltrion, Inc.	1,922	235,766
Coway Co., Ltd.	1,949	73,426
Doosan Enerbility Co., Ltd. (b)	4,521	45,030
Ecopro BM Co., Ltd.	716	44,090
Green Cross Corp.	112	9,668
Hana Financial Group, Inc.	6,835	169,358
Hanwha Solutions Corp. (b)	1,646	54,303
Helixmith Co., Ltd. (b)	113	1,082
HLB, Inc. (b)	1,469	43,997
HMM Co., Ltd.	4,231	54,710
Hyundai Engineering & Construction Co., Ltd.	3,867	101,358
Hyundai Glovis Co., Ltd.	841	95,521
Hyundai Mobis Co., Ltd.	1,477	197,181
Security Description	Shares	Value
Hyundai Motor Co.	2,850	$ 351,594
Hyundai Motor Co. Preference Shares	1,060	62,309
Hyundai Steel Co.	2,042	40,106
Industrial Bank of Korea	13,849	92,152
Kakao Corp.	3,849	153,616
KB Financial Group, Inc.	7,340	224,197
Kia Corp.	5,121	257,356
Korea Zinc Co., Ltd.	312	129,755
Krafton, Inc. (b)	365	53,575
KT&G Corp.	2,965	179,471
Kumho Petrochemical Co., Ltd.	277	22,362
L&F Co., Ltd. (b)	352	43,720
LG Chem, Ltd.	900	337,178
LG Corp.	2,113	109,291
LG Electronics, Inc.	2,504	137,565
LG Energy Solution, Ltd. (b)	282	84,066
LG H&H Co., Ltd.	224	99,107
LG Innotek Co., Ltd.	182	34,792
Lotte Chemical Corp.	451	45,393
LX Holdings Corp. (b)	972	5,605
NAVER Corp.	2,349	317,699
NCSoft Corp.	420	101,573
POSCO Chemtech Co., Ltd.	277	29,042
POSCO Holdings, Inc.	1,624	239,508
Samsung Biologics Co., Ltd. (a)(b)	239	134,810
Samsung C&T Corp.	1,672	120,956
Samsung Electronics Co., Ltd. Preference Shares	13,199	432,678
Samsung Electronics Co., Ltd.	79,657	2,956,446
Samsung Fire & Marine Insurance Co., Ltd.	764	98,257
Samsung SDI Co., Ltd.	1,077	411,017
Samsung SDS Co., Ltd.	1,185	95,251
Seegene, Inc.	580	10,865
Shin Poong Pharmaceutical Co., Ltd. (b)	507	7,052
Shinhan Financial Group Co., Ltd.	10,103	236,563
SK Bioscience Co., Ltd. (b)	430	24,134
SK Chemicals Co., Ltd.	125	7,951
SK Hynix, Inc.	9,866	573,051
SK Innovation Co., Ltd. (b)	750	75,225
SK Square Co., Ltd. (b)	657	16,601
SK Telecom Co., Ltd.	1,019	36,182
S-Oil Corp.	1,886	106,777
Woori Financial Group, Inc.	14,331	107,179
		9,813,882
TAIWAN — 15.0%
Accton Technology Corp.	5,000	42,915
ASE Technology Holding Co., Ltd.	78,656	198,442
Asustek Computer, Inc.	21,000	154,777
AUO Corp. (b)	48,000	22,224
Catcher Technology Co., Ltd.	3,000	16,300

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Cathay Financial Holding Co., Ltd.	163,092	$ 205,220
Chailease Holding Co., Ltd.	10,500	60,356
Chang Hwa Commercial Bank, Ltd.	138,352	74,734
China Airlines, Ltd.	50,000	30,946
China Development Financial Holding Corp.	396,257	149,771
China Steel Corp.	254,000	213,607
Chunghwa Telecom Co., Ltd.	63,000	226,212
Compal Electronics, Inc.	258,000	176,339
CTBC Financial Holding Co., Ltd.	357,000	223,202
E Ink Holdings, Inc.	14,000	93,483
E.Sun Financial Holding Co., Ltd.	258,123	209,350
eMemory Technology, Inc.	1,000	36,064
Eva Airways Corp.	43,000	38,193
Evergreen Marine Corp. Taiwan, Ltd. (b)	13,600	62,541
Far Eastern New Century Corp.	65,000	66,230
First Financial Holding Co., Ltd.	265,142	217,131
Formosa Chemicals & Fibre Corp.	61,397	133,627
Formosa Plastics Corp.	81,000	220,939
Fubon Financial Holding Co., Ltd.	154,750	243,221
Globalwafers Co., Ltd.	2,000	23,087
Hon Hai Precision Industry Co., Ltd.	204,980	658,539
Hotai Motor Co., Ltd.	5,000	90,082
Hua Nan Financial Holdings Co., Ltd.	337,030	236,194
Innolux Corp. (b)	80,000	26,332
Largan Precision Co., Ltd.	1,000	52,758
Lite-On Technology Corp.	78,000	156,742
MediaTek, Inc.	25,000	433,872
Mega Financial Holding Co., Ltd.	230,625	226,274
Nan Ya Plastics Corp.	128,000	269,716
Nan Ya Printed Circuit Board Corp.	4,000	23,812
Novatek Microelectronics Corp.	8,000	55,183
Pegatron Corp.	46,000	84,759
President Chain Store Corp.	10,394	92,485
Quanta Computer, Inc.	48,000	116,413
Realtek Semiconductor Corp.	8,000	68,034
SinoPac Financial Holdings Co., Ltd.	386,621	210,669
Taishin Financial Holding Co., Ltd.	314,356	135,648
Taiwan Cement Corp.	129,743	138,125
Taiwan Cooperative Financial Holding Co., Ltd.	306,632	253,523
Taiwan Mobile Co., Ltd.	32,000	96,356
Security Description	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	400,734	$ 5,326,459
Unimicron Technology Corp.	18,000	66,616
Uni-President Enterprises Corp.	128,000	271,328
United Microelectronics Corp. (b)	248,602	279,931
Voltronic Power Technology Corp.	1,000	44,253
Wan Hai Lines, Ltd.	11,500	24,196
Yang Ming Marine Transport Corp.	19,000	36,804
Yuanta Financial Holding Co., Ltd.	311,472	191,794
		12,805,808
THAILAND — 1.7%
Advanced Info Service PCL NVDR	35,377	182,887
Airports of Thailand PCL NVDR (b)	120,786	232,158
Bangkok Dusit Medical Services PCL NVDR	266,100	208,111
BTS Group Holdings PCL	435,800	95,894
CP ALL PCL NVDR	134,700	200,872
Delta Electronics Thailand PCL	4,800	83,224
Energy Absolute PCL	24,600	57,554
Minor International PCL NVDR (b)	137,352	96,496
PTT Global Chemical PCL NVDR	92,974	102,291
SCB X PCL NVDR	34,816	95,993
Siam Cement PCL	12,800	110,626
		1,466,106
TURKEY — 0.4%
Aselsan Elektronik Sanayi Ve Ticaret A/S	30,959	48,930
BIM Birlesik Magazalar A/S	15,061	93,997
Eregli Demir ve Celik Fabrikalari TAS	22,591	35,315
Turk Hava Yollari AO (b)	16,932	64,482
Turkcell Iletisim Hizmetleri A/S	25,948	27,742
Turkiye Is Bankasi A/S Class C	137,994	55,976
Turkiye Petrol Rafinerileri AS (b)	2,921	45,631
		372,073
UNITED ARAB EMIRATES — 1.3%
Abu Dhabi Commercial Bank PJSC	98,053	240,791
Abu Dhabi Islamic Bank PJSC	23,429	57,727
Aldar Properties PJSC	165,051	189,179
Dubai Islamic Bank PJSC	30,039	48,906
Emirates NBD Bank PJSC	13,882	48,566
Emirates Telecommunications Group Co. PJSC	51,566	327,951

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
First Abu Dhabi Bank PJSC	47,766	$ 232,259
		1,145,379
UNITED STATES — 0.2%
JBS SA	23,815	110,603
Legend Biotech Corp. ADR (b)	900	36,720
Parade Technologies, Ltd.	1,000	18,646
		165,969
TOTAL COMMON STOCKS (Cost $103,921,517)		85,552,372

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 10/31/22) (b) (Cost: $0)	48	98
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f)(g)	231,518	231,565
State Street Navigator Securities Lending Portfolio II (h)(i)	778,513	778,513
TOTAL SHORT-TERM INVESTMENTS (Cost $1,010,068)		1,010,078
TOTAL INVESTMENTS — 101.1% (Cost $104,931,585)		86,562,548
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(924,841)
NET ASSETS — 100.0%		$ 85,637,707

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.8% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2022.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $22,410, representing less than 0.05% of the Fund's net assets.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$85,109,331	$420,631	$22,410	$85,552,372
Rights	98	—	—	98
Short-Term Investments	1,010,078	—	—	1,010,078
TOTAL INVESTMENTS	$ 86,119,507	$420,631	$22,410	$86,562,548
Sector Breakdown as of September 30, 2022

% of Net Assets
Financials	24.6%
Information Technology	19.6
Consumer Discretionary	14.5
Communication Services	10.4
Materials	7.5
Consumer Staples	7.5
Industrials	6.0
See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

% of Net Assets
Health Care	4.5%
Utilities	2.5
Real Estate	2.2
Energy	0.6
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	220,925	$ 220,969	$ 5,630,016	$ 5,619,371	$(59)	$10	231,518	$ 231,565	$ 505
State Street Navigator Securities Lending Portfolio II	1,472,763	1,472,763	9,700,666	10,394,916	—	—	778,513	778,513	4,307
Total		$1,693,732	$15,330,682	$16,014,287	$(59)	$10		$1,010,078	$4,812
See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 98.9%
BRAZIL — 4.9%
Ambev SA ADR	4,246	$ 12,016
Ambev SA	2,087	5,996
Americanas SA	208	653
Atacadao SA	2,093	7,480
B3 SA - Brasil Bolsa Balcao	4,794	11,567
Banco Bradesco SA Preference Shares	20,434	74,953
Banco Bradesco SA	4,554	13,732
Banco do Brasil SA	4,136	29,455
Banco Santander Brasil SA	1,085	6,086
BB Seguridade Participacoes SA	17,176	84,374
BRF SA (a)	1,398	3,329
BRF SA ADR (a)(b)	454	1,062
CCR SA	851	1,971
Centrais Eletricas Brasileiras SA	1,543	12,258
Centrais Eletricas Brasileiras SA Preference Shares ADR	837	7,098
Centrais Eletricas Brasileiras SA Class B, Preference Shares	106	885
Cia de Saneamento Basico do Estado de Sao Paulo	52	477
Cia de Saneamento Basico do Estado de Sao Paulo ADR (b)	765	6,969
Cia Energetica de Minas Gerais ADR (b)	2,449	4,947
Cia Energetica de Minas Gerais Preference Shares	1,518	3,021
Cia Siderurgica Nacional SA ADR	4,613	10,979
Cia Siderurgica Nacional SA	271	637
Cosan SA	1,729	5,556
CPFL Energia SA	3,400	21,221
Energisa SA	350	2,711
Engie Brasil Energia SA	1,448	10,309
Equatorial Energia SA	5,251	26,115
Gerdau SA Preference Shares	5,524	24,960
Hapvida Participacoes e Investimentos SA (c)	4,515	6,319
Hypera SA	1,636	13,384
Itau Unibanco Holding SA Preference Shares ADR	15,429	79,768
Itau Unibanco Holding SA Preference Shares	361	1,873
Itausa SA Preference Shares	18,586	33,434
Klabin SA	4,203	14,104
Localiza Rent a Car SA	11,947	134,935
Lojas Renner SA	3,741	19,262
Magazine Luiza SA (a)	1,485	1,230
Natura & Co. Holding SA	2,215	6,032
Petroleo Brasileiro SA Preference Shares ADR	8,127	90,047
Security Description	Shares	Value
Petroleo Brasileiro SA ADR	5,501	$ 67,882
Petroleo Brasileiro SA Preference Shares	122	672
Raia Drogasil SA	3,661	15,385
Rumo SA	2,445	8,354
Suzano SA	509	4,188
Suzano SA ADR	2,495	20,584
Telefonica Brasil SA	1,008	7,546
Telefonica Brasil SA ADR (b)	746	5,610
TIM SA ADR (b)	498	5,568
TIM SA	162	362
TOTVS SA	1,142	6,197
Ultrapar Participacoes SA	44	95
Ultrapar Participacoes SA ADR (b)	3,089	6,765
Vale SA ADR	60,380	804,262
Vale SA	1,621	21,590
Vibra Energia SA	5,869	18,718
WEG SA	28,210	167,627
		1,952,610
CHILE — 0.2%
Banco de Chile	224,460	19,957
Banco de Credito e Inversiones SA	471	12,095
Banco Santander Chile ADR (b)	276	3,867
Banco Santander Chile	11,158	394
Cencosud SA	7,918	10,126
Empresas CMPC SA	2,900	4,460
Empresas COPEC SA	1,156	7,483
Enel Americas SA	7,665	816
Enel Chile SA ADR	303	418
Enel Chile SA	7,370	215
Falabella SA	1,957	3,943
Sociedad Quimica y Minera de Chile SA ADR	120	10,890
		74,664
CHINA — 27.1%
360 DigiTech, Inc. ADR	1,672	21,435
360 Security Technology, Inc. Class A	15,900	14,497
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	2,400	5,864
3SBio, Inc. (c)	7,390	5,244
AAC Technologies Holdings, Inc. (a)(b)	8,500	13,297
Agricultural Bank of China, Ltd. Class A	127,400	51,109
Agricultural Bank of China, Ltd. Class H	601,000	179,919
Air China, Ltd. Class H (a)(b)	20,000	15,287
Alibaba Group Holding, Ltd. ADR (a)	1,085	86,789
Alibaba Group Holding, Ltd. (a)	25,949	257,675

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
A-Living Smart City Services Co., Ltd. (c)	6,000	$ 4,754
Aluminum Corp. of China, Ltd. Class H	18,000	5,893
Anhui Conch Cement Co., Ltd. Class A	6,600	26,672
Anhui Conch Cement Co., Ltd. Class H (b)	24,500	77,714
Anhui Gujing Distillery Co., Ltd. Class A	200	7,629
Anhui Gujing Distillery Co., Ltd. Class B	4,200	62,064
Anhui Kouzi Distillery Co., Ltd. Class A	600	3,955
ANTA Sports Products, Ltd.	21,800	231,055
Apeloa Pharmaceutical Co., Ltd. Class A	3,600	8,292
Autohome, Inc. ADR	253	7,276
AviChina Industry & Technology Co., Ltd. Class H	21,000	8,133
Baidu, Inc. Class A (a)	4,114	59,798
Bank of Beijing Co., Ltd. Class A	22,300	12,856
Bank of Chengdu Co., Ltd. Class A	1,600	3,672
Bank of China, Ltd. Class A	107,200	46,464
Bank of China, Ltd. Class H	1,353,071	442,986
Bank of Communications Co., Ltd. Class A	88,100	57,093
Bank of Communications Co., Ltd. Class H	106,000	55,904
Bank of Hangzhou Co., Ltd. Class A	2,300	4,597
Bank of Jiangsu Co., Ltd. Class A	12,960	13,525
Bank of Nanjing Co., Ltd. Class A	4,000	5,903
Bank of Ningbo Co., Ltd. Class A	3,900	17,259
Bank of Shanghai Co., Ltd. Class A	28,970	23,772
Baoshan Iron & Steel Co., Ltd. Class A	8,200	6,050
BeiGene, Ltd. ADR (a)	194	26,155
Beijing Capital International Airport Co., Ltd. Class H (a)	42,000	22,739
Beijing Enterprises Holdings, Ltd.	5,500	15,449
Beijing Enterprises Water Group, Ltd.	40,000	9,223
Beijing Sinnet Technology Co., Ltd. Class A	4,200	4,707
Beijing Tiantan Biological Products Corp., Ltd. Class A	5,488	15,542
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	1,160	18,614
Security Description	Shares	Value
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	800	$ 13,828
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	68,600	43,494
BOE Technology Group Co., Ltd. Class A	117,000	53,666
BYD Co., Ltd. Class H	500	12,382
BYD Electronic International Co., Ltd. (b)	5,000	12,077
CanSino Biologics, Inc. Class H (b)(c)	1,200	6,810
CGN Power Co., Ltd. Class H (c)	276,100	59,793
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	900	21,505
Chaozhou Three-Circle Group Co., Ltd. Class A	2,100	7,670
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	4,500	12,801
China Cinda Asset Management Co., Ltd. Class H	49,548	5,491
China CITIC Bank Corp., Ltd. Class H	137,000	54,452
China Coal Energy Co., Ltd. Class H	10,000	9,070
China Common Rich Renewable Energy Investment, Ltd. (d)	598,000	—
China Communications Services Corp., Ltd. Class H	42,000	14,125
China Conch Venture Holdings, Ltd.	38,500	61,405
China Construction Bank Corp. Class A	28,400	21,990
China Construction Bank Corp. Class H	965,394	558,337
China Everbright Bank Co., Ltd. Class A	14,300	5,656
China Everbright Bank Co., Ltd. Class H	79,274	21,813
China Everbright Environment Group, Ltd.	20,888	8,675
China Evergrande Group (a)(b)(d)	117,625	6,181
China Feihe, Ltd. (c)	83,000	58,154
China Galaxy Securities Co., Ltd. Class H	25,334	11,715
China Gas Holdings, Ltd.	15,200	18,221
China Hongqiao Group, Ltd.	19,000	15,733
China International Capital Corp., Ltd. Class H (b)(c)	3,600	5,237
China Jinmao Holdings Group, Ltd.	42,000	8,561
China Life Insurance Co., Ltd. Class H	51,000	65,359

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
China Longyuan Power Group Corp., Ltd. Class H	12,000	$ 15,058
China Medical System Holdings, Ltd.	21,733	25,941
China Meidong Auto Holdings, Ltd.	22,000	34,808
China Mengniu Dairy Co., Ltd. (a)	20,000	79,364
China Merchants Bank Co., Ltd. Class A	5,291	24,974
China Merchants Bank Co., Ltd. Class H	19,500	90,670
China Merchants Port Holdings Co., Ltd.	14,316	18,000
China Minsheng Banking Corp., Ltd. Class A	74,000	35,188
China Minsheng Banking Corp., Ltd. Class H (b)	49,960	14,320
China National Building Material Co., Ltd. Class H	20,000	15,312
China National Nuclear Power Co., Ltd. Class A	1,800	1,477
China Oilfield Services, Ltd. Class H (b)	8,000	7,939
China Overseas Land & Investment, Ltd.	21,500	56,010
China Overseas Property Holdings, Ltd.	20,000	17,401
China Pacific Insurance Group Co., Ltd. Class A	2,500	7,129
China Pacific Insurance Group Co., Ltd. Class H	24,000	44,209
China Petroleum & Chemical Corp. Class A	30,300	18,233
China Petroleum & Chemical Corp. Class H	258,395	110,930
China Power International Development, Ltd.	20,000	7,975
China Railway Group, Ltd. Class A	16,000	11,738
China Railway Group, Ltd. Class H	50,000	24,523
China Resources Beer Holdings Co., Ltd.	16,092	112,030
China Resources Cement Holdings, Ltd.	24,000	11,129
China Resources Gas Group, Ltd.	13,500	42,908
China Resources Land, Ltd.	14,444	56,857
China Resources Power Holdings Co., Ltd.	10,267	15,957
China Shenhua Energy Co., Ltd. Class A	2,100	9,320
China Shenhua Energy Co., Ltd. Class H	17,000	50,784
China Southern Airlines Co., Ltd. Class H (a)(b)	18,000	9,493
Security Description	Shares	Value
China State Construction Engineering Corp., Ltd. Class A	14,000	$ 10,113
China State Construction International Holdings, Ltd.	16,000	16,204
China Taiping Insurance Holdings Co., Ltd.	9,610	8,092
China Tourism Group Duty Free Corp., Ltd. Class A	4,200	116,795
China Tower Corp., Ltd. Class H (c)	898,000	96,093
China Traditional Chinese Medicine Holdings Co., Ltd. (a)	36,000	12,566
China United Network Communications, Ltd. Class A	66,200	31,107
China Vanke Co., Ltd. Class A	2,100	5,252
China Vanke Co., Ltd. Class H (b)	11,092	20,206
China Yangtze Power Co., Ltd. Class A	58,000	185,004
China Zhenhua Group Science & Technology Co., Ltd. Class A	1,100	17,895
China Zheshang Bank Co., Ltd. Class A (a)	27,100	11,328
Chongqing Brewery Co., Ltd. Class A	800	12,591
Chongqing Zhifei Biological Products Co., Ltd. Class A	2,400	29,096
CIFI Holdings Group Co., Ltd. (a)(b)	24,256	2,472
CITIC Securities Co., Ltd. Class H	6,300	10,706
CITIC, Ltd.	64,000	60,332
CMOC Group, Ltd. Class H (b)	33,000	12,906
COSCO SHIPPING Holdings Co., Ltd. Class A	4,800	7,420
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	12,750	14,959
COSCO SHIPPING Ports, Ltd.	28,362	17,885
Country Garden Holdings Co., Ltd. (a)(b)	71,635	16,609
Country Garden Services Holdings Co., Ltd.	3,000	4,418
CRRC Corp., Ltd. Class H	23,000	7,442
CSPC Pharmaceutical Group, Ltd.	151,840	150,488
Daan Gene Co., Ltd. Class A	2,900	6,744
Dali Foods Group Co., Ltd. (c)	53,000	22,821
Daqo New Energy Corp. ADR (a)	1,057	56,106
Dongfeng Motor Group Co., Ltd. Class H (a)	38,000	20,331
Ecovacs Robotics Co., Ltd. Class A	700	6,549
ENN Energy Holdings, Ltd.	5,000	66,880

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Far East Horizon, Ltd. (b)	21,000	$ 14,179
Fiberhome Telecommunication Technologies Co., Ltd. Class A	2,500	4,355
Focus Media Information Technology Co., Ltd. Class A	13,500	10,453
Foshan Haitian Flavouring & Food Co., Ltd. Class A	5,183	60,211
Fosun International, Ltd.	10,000	6,204
Founder Securities Co., Ltd. Class A	18,900	17,365
Foxconn Industrial Internet Co., Ltd. Class A	4,700	5,617
Fuyao Glass Industry Group Co., Ltd. Class A	900	4,521
Fuyao Glass Industry Group Co., Ltd. Class H (c)	3,600	14,538
GCL System Integration Technology Co., Ltd. Class A (a)	4,700	2,083
GDS Holdings, Ltd. Class A (a)	368	806
Geely Automobile Holdings, Ltd.	18,000	24,810
GF Securities Co., Ltd. Class H	2,000	2,178
Giant Network Group Co., Ltd. Class A	4,400	4,635
Great Wall Motor Co., Ltd. Class H	7,000	8,043
Gree Electric Appliances, Inc. of Zhuhai Class A	4,700	21,380
Greentown Service Group Co., Ltd.	10,000	6,688
Guangdong Haid Group Co., Ltd. Class A	4,900	41,432
Guangdong Investment, Ltd.	28,000	22,436
Guangzhou Automobile Group Co., Ltd. Class H	23,200	16,551
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	2,900	10,560
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	1,308
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,000	8,890
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	1,400	11,724
H World Group, Ltd. ADR	44	1,476
Haidilao International Holding, Ltd. (a)(b)(c)	1,000	1,962
Haier Smart Home Co., Ltd. Class H	1,800	5,515
Haitian International Holdings, Ltd. (a)	14,000	26,609
Haitong Securities Co., Ltd. Class H	9,200	4,875
Security Description	Shares	Value
Hangzhou First Applied Material Co., Ltd. Class A	1,120	$ 8,358
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)	900	7,298
Hansoh Pharmaceutical Group Co., Ltd. (c)	18,000	28,479
Henan Shuanghui Investment & Development Co., Ltd. Class A	4,900	16,812
Hengan International Group Co., Ltd.	6,374	28,501
Hesteel Co., Ltd. Class A	21,711	6,852
Hithink RoyalFlush Information Network Co., Ltd. Class A	1,900	20,649
Hopson Development Holdings, Ltd. (a)(b)	2,395	2,508
Hoshine Silicon Industry Co., Ltd. Class A	700	10,757
Huadong Medicine Co., Ltd. Class A	960	5,402
Hualan Biological Engineering, Inc. Class A	5,140	13,093
Huaneng Power International, Inc. Class A (a)	1,400	1,490
Huaneng Power International, Inc. Class H (a)(b)	18,000	7,842
Huatai Securities Co., Ltd. Class H (c)	4,043	4,450
Huaxia Bank Co., Ltd. Class A	30,000	21,167
Huayu Automotive Systems Co., Ltd. Class A	1,000	2,317
Hundsun Technologies, Inc. Class A	8,340	39,646
Hutchmed China, Ltd. ADR (a)(b)	164	1,453
Iflytek Co., Ltd. Class A	5,800	26,701
Industrial & Commercial Bank of China, Ltd. Class A	31,600	19,281
Industrial & Commercial Bank of China, Ltd. Class H	802,448	376,184
Industrial Bank Co., Ltd. Class A	16,000	37,368
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	29,400	7,588
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	7,200	33,308
Inspur Electronic Information Industry Co., Ltd. Class A	3,800	10,527
Intco Medical Technology Co., Ltd. Class A	900	2,516
iQIYI, Inc. ADR (a)(b)	393	1,065
Jafron Biomedical Co., Ltd. Class A	890	6,052
Jason Furniture Hangzhou Co., Ltd. Class A	1,040	5,826
JD.com, Inc. Class A	3,962	100,237
Jiangsu Expressway Co., Ltd. Class H	42,000	31,514

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,600	$ 10,162
Jiangsu Hengrui Medicine Co., Ltd. Class A	16,542	81,444
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,000	12,871
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	1,100	24,402
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	2,100	8,486
Jiangxi Copper Co., Ltd. Class H	21,000	24,291
JiuGui Liquor Co., Ltd. Class A	600	10,575
Joinn Laboratories China Co., Ltd. Class A	1,764	13,983
Jointown Pharmaceutical Group Co., Ltd. Class A	4,600	7,382
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	1,100	4,919
JOYY, Inc. ADR	167	4,342
Juewei Food Co., Ltd. Class A	500	3,514
KE Holdings, Inc. ADR (a)	764	13,385
Kingboard Holdings, Ltd.	2,000	5,656
Kingsoft Corp., Ltd.	3,000	7,987
Kuaishou Technology (a)(c)	1,700	11,034
Kunlun Energy Co., Ltd.	30,000	21,669
Kweichow Moutai Co., Ltd. Class A	1,500	393,981
Lenovo Group, Ltd.	170,915	118,880
Lepu Medical Technology Beijing Co., Ltd. Class A	1,000	2,964
Li Ning Co., Ltd.	33,000	252,653
Longfor Group Holdings, Ltd. (c)	8,000	22,981
LONGi Green Energy Technology Co., Ltd. Class A (a)	1,260	8,468
Lufax Holding, Ltd. ADR	2,656	6,746
Luxshare Precision Industry Co., Ltd. Class A	7,389	30,472
Luzhou Laojiao Co., Ltd. Class A	1,800	58,238
Maxscend Microelectronics Co., Ltd. Class A	800	9,921
Meituan Class B (a)(c)	800	16,877
Metallurgical Corp. of China, Ltd. Class A	14,400	6,039
Microport Scientific Corp. (a)(b)	1,604	2,763
Ming Yuan Cloud Group Holdings, Ltd. (b)	2,000	1,185
Muyuan Foods Co., Ltd. Class A	1,700	13,001
NavInfo Co., Ltd. Class A	3,400	5,504
NetEase, Inc.	1,635	24,682
New China Life Insurance Co., Ltd. Class H	2,200	4,198
Security Description	Shares	Value
New Oriental Education & Technology Group, Inc. (a)	64,730	$ 164,095
Ningxia Baofeng Energy Group Co., Ltd. Class A	2,900	5,418
NIO, Inc. ADR (a)	162	2,555
Nongfu Spring Co., Ltd. Class H (b)(c)	32,800	190,326
Oppein Home Group, Inc. Class A	480	7,649
Ovctek China, Inc. Class A	960	5,561
People's Insurance Co. Group of China, Ltd. Class H (a)	50,000	14,522
Perfect World Co., Ltd. Class A	1,850	3,223
PetroChina Co., Ltd. Class A	21,000	15,111
PetroChina Co., Ltd. Class H	170,000	69,733
Pharmaron Beijing Co., Ltd. Class H (c)	900	4,374
PICC Property & Casualty Co., Ltd. Class H	30,270	31,389
Pinduoduo, Inc. ADR (a)	222	13,893
Ping An Bank Co., Ltd. Class A	900	1,495
Ping An Insurance Group Co. of China, Ltd. Class A	2,100	12,248
Ping An Insurance Group Co. of China, Ltd. Class H	38,500	192,257
Poly Developments & Holdings Group Co., Ltd. Class A	1,000	2,525
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	202,000	119,143
Power Construction Corp. of China, Ltd. Class A	4,300	4,204
SAIC Motor Corp., Ltd. Class A	4,300	8,625
Sangfor Technologies, Inc. Class A	900	12,624
SDIC Power Holdings Co., Ltd. Class A	20,800	31,335
Seazen Group, Ltd. (a)	29,333	6,876
SF Holding Co., Ltd. Class A	2,800	18,546
SG Micro Corp. Class A	600	11,857
Shaanxi Coal Industry Co., Ltd. Class A	2,300	7,346
Shandong Gold Mining Co., Ltd. Class A	10,552	25,354
Shandong Gold Mining Co., Ltd. Class H (b)(c)	19,750	31,399
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	1,000	4,092
Shandong Nanshan Aluminum Co., Ltd. Class A	15,900	6,713
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	16,800	22,600
Shanghai Baosight Software Co., Ltd. Class A	1,560	8,050
Shanghai Baosight Software Co., Ltd. Class B	28,600	83,226
Shanghai Construction Group Co., Ltd. Class A	20,700	7,346

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	2,000	$ 4,851
Shanghai Friendess Electronic Technology Corp., Ltd. Class A	176	4,678
Shanghai International Airport Co., Ltd. Class A (a)	1,400	11,347
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	61,252	47,960
Shanghai M&G Stationery, Inc. Class A	2,500	15,812
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	13,400	18,504
Shanghai Pudong Development Bank Co., Ltd. Class A	31,424	31,031
Shanghai RAAS Blood Products Co., Ltd. Class A	7,900	5,906
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	2,260	96,019
Shennan Circuits Co., Ltd. Class A	480	5,089
Shenzhen Energy Group Co., Ltd. Class A	3,740	2,943
Shenzhen Inovance Technology Co., Ltd. Class A	300	2,420
Shenzhen International Holdings, Ltd.	5,863	4,481
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	2,300	96,463
Shenzhou International Group Holdings, Ltd.	4,000	31,262
Shimao Group Holdings, Ltd. (a)(b)(d)	23,000	6,475
Sichuan Chuantou Energy Co., Ltd. Class A	13,499	22,779
Sichuan Swellfun Co., Ltd. Class A	1,500	13,197
Silergy Corp.	5,000	66,301
Sinopec Shanghai Petrochemical Co., Ltd. Class A	20,516	8,576
Sinopharm Group Co., Ltd. Class H	16,000	32,082
Sinotruk Hong Kong, Ltd.	6,500	5,440
Smoore International Holdings, Ltd. (b)(c)	24,000	28,709
Songcheng Performance Development Co., Ltd. Class A	6,940	11,682
Sunac China Holdings, Ltd. (a)(d)	44,697	13,039
Sunny Optical Technology Group Co., Ltd.	11,493	110,027
TAL Education Group ADR (a)	948	4,683
TCL Technology Group Corp. Class A	10,200	5,194
Security Description	Shares	Value
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	1,800	$ 11,301
Tencent Holdings, Ltd.	8,478	287,716
Tencent Music Entertainment Group ADR (a)	2,191	8,895
Thunder Software Technology Co., Ltd. Class A	600	8,886
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	1,300	6,473
Tianshui Huatian Technology Co., Ltd. Class A	6,200	7,044
Tingyi Cayman Islands Holding Corp.	10,000	17,249
Toly Bread Co., Ltd. Class A	3,740	7,003
Tongling Nonferrous Metals Group Co., Ltd. Class A	13,000	4,759
Topchoice Medical Corp. Class A (a)	900	16,159
Topsports International Holdings, Ltd. (c)	21,000	14,794
TravelSky Technology, Ltd. Class H	7,000	10,719
Trip.com Group, Ltd. ADR (a)	732	19,991
Unigroup Guoxin Microelectronics Co., Ltd. Class A	979	19,775
Vipshop Holdings, Ltd. ADR (a)	2,738	23,027
Walvax Biotechnology Co., Ltd. Class A	1,800	9,367
Wanhua Chemical Group Co., Ltd. Class A	2,200	28,421
Want Want China Holdings, Ltd.	105,000	68,619
Weibo Corp. ADR (a)	210	3,591
Weichai Power Co., Ltd. Class H	12,000	11,389
Wuliangye Yibin Co., Ltd. Class A	4,800	113,941
WuXi AppTec Co., Ltd. Class H (c)	2,120	17,136
Wuxi Biologics Cayman, Inc. (a)(c)	1,000	6,038
Xiaomi Corp. Class B (a)(b)(c)	56,000	63,919
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	4,000	4,642
Xinyi Solar Holdings, Ltd.	3,501	3,706
Yadea Group Holdings, Ltd. (c)	24,000	38,523
Yankuang Energy Group Co., Ltd. Class H (b)	4,000	14,548
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	400	1,831
Yealink Network Technology Corp., Ltd. Class A	1,950	17,232
Yihai International Holding, Ltd. (a)	6,000	12,688

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Yuexiu Property Co., Ltd.	9,200	$ 11,110
Yum China Holdings, Inc.	2,837	134,275
Yunnan Baiyao Group Co., Ltd. Class A	1,640	12,043
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	600	22,454
Zhejiang Dahua Technology Co., Ltd. Class A	2,100	3,785
Zhejiang Dingli Machinery Co., Ltd. Class A	700	3,563
Zhejiang Expressway Co., Ltd. Class H	14,000	9,542
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	1,200	11,382
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	1,400	7,694
Zhejiang Supor Co., Ltd. Class A (a)	1,000	6,471
Zhejiang Weixing New Building Materials Co., Ltd. Class A	1,300	3,756
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	6,152
Zhongsheng Group Holdings, Ltd.	4,500	17,972
Zhuzhou CRRC Times Electric Co., Ltd.	1,500	6,306
Zhuzhou Kibing Group Co., Ltd. Class A	4,400	5,956
Zijin Mining Group Co., Ltd. Class A	10,900	11,987
Zijin Mining Group Co., Ltd. Class H	14,000	13,643
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	1,947	1,513
ZTE Corp. Class A	8,400	25,215
ZTE Corp. Class H	10,080	18,080
ZTO Express Cayman, Inc. ADR	1,399	33,618
		10,769,008
COLOMBIA — 0.1%
Bancolombia SA ADR	226	5,508
Bancolombia SA	652	4,414
Bancolombia SA Preference Shares	372	2,269
Ecopetrol SA ADR (b)	250	2,232
Ecopetrol SA	5,788	2,613
Interconexion Electrica SA ESP	1,238	4,446
		21,482
CZECH REPUBLIC — 0.1%
CEZ A/S	763	26,161
Komercni Banka A/S	587	14,721
Security Description	Shares	Value
Moneta Money Bank A/S (c)	2,319	$ 6,528
		47,410
EGYPT — 0.2%
Commercial International Bank Egypt SAE GDR	65,316	72,762
Eastern Co. SAE	30,552	16,105
		88,867
GREECE — 0.5%
Alpha Services & Holdings SA (a)	10,535	8,319
FF Group (a)(d)	491	—
Hellenic Telecommunications Organization SA	7,591	110,432
JUMBO SA	949	12,690
National Bank of Greece SA (a)	2,268	6,723
OPAP SA (a)	4,045	48,662
		186,826
HONG KONG — 0.4%
Alibaba Pictures Group, Ltd. (a)	30,000	1,548
China Huishan Dairy Holdings Co., Ltd. (d)	1,072,393	—
Kingboard Laminates Holdings, Ltd. (b)	15,000	13,510
Nine Dragons Paper Holdings, Ltd. (a)	20,000	12,433
Orient Overseas International, Ltd. (b)	2,500	43,791
Sino Biopharmaceutical, Ltd.	220,000	103,415
		174,697
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	3,664	20,413
OTP Bank Nyrt	1,159	21,223
Richter Gedeon Nyrt	3,154	54,044
		95,680
INDIA — 17.8%
ACC, Ltd.	1,567	46,531
Adani Green Energy, Ltd. (a)	254	7,059
Adani Ports & Special Economic Zone, Ltd.	783	7,899
Adani Total Gas, Ltd.	4,249	174,441
Ambuja Cements, Ltd.	798	5,058
Apollo Hospitals Enterprise, Ltd.	171	9,214
Asian Paints, Ltd.	9,161	376,395
Aurobindo Pharma, Ltd.	639	4,011
Axis Bank, Ltd.	4,016	36,195
Bajaj Auto, Ltd.	1,919	83,216
Bajaj Finserv, Ltd.	500	10,315
Balkrishna Industries, Ltd.	1,221	28,272
Bandhan Bank, Ltd. (a)(c)	1,418	4,647
Berger Paints India, Ltd.	4,187	31,756
Bharat Electronics, Ltd.	60,447	75,010
Bharat Forge, Ltd.	153	1,308

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Bharat Petroleum Corp., Ltd.	4,364	$ 16,351
Bharti Airtel, Ltd.	6,752	66,390
Britannia Industries, Ltd.	3,083	145,642
Cipla, Ltd.	7,430	101,831
Coal India, Ltd.	32,210	84,038
Colgate-Palmolive India, Ltd.	2,846	57,003
Container Corp. Of India, Ltd.	94	822
Dabur India, Ltd.	21,715	152,937
Divi's Laboratories, Ltd.	2,868	130,625
Dr Reddy's Laboratories, Ltd. ADR	1,138	59,563
Dr Reddy's Laboratories, Ltd.	82	4,370
Eicher Motors, Ltd.	614	27,711
GAIL India, Ltd. GDR	713	7,073
Godrej Consumer Products, Ltd. (a)	760	8,506
Grasim Industries, Ltd.	737	15,173
Havells India, Ltd.	3,472	57,555
HCL Technologies, Ltd.	27,720	317,693
HDFC Life Insurance Co., Ltd. (c)	1,709	11,144
Hero MotoCorp, Ltd.	1,964	61,543
Hindalco Industries, Ltd.	5,675	27,244
Hindustan Petroleum Corp., Ltd.	7,877	20,944
Hindustan Unilever, Ltd.	15,809	524,002
Housing Development Finance Corp., Ltd.	2,932	82,453
ICICI Bank, Ltd. ADR	2,992	62,742
ICICI Bank, Ltd.	292	3,094
ICICI Lombard General Insurance Co., Ltd. (c)	3,174	44,913
Indian Oil Corp., Ltd.	22,586	18,588
Indian Railway Catering & Tourism Corp., Ltd.	2,453	21,288
Indraprastha Gas, Ltd.	5,282	25,764
Infosys, Ltd. ADR	23,052	391,192
Infosys, Ltd.	29,605	514,377
ITC, Ltd.	47,442	193,731
JSW Steel, Ltd.	1,790	13,898
Jubilant Foodworks, Ltd.	396	3,031
Kotak Mahindra Bank, Ltd.	677	15,139
Larsen & Toubro Infotech, Ltd. (c)	884	48,441
Larsen & Toubro, Ltd. GDR	713	16,256
Larsen & Toubro, Ltd.	53	1,204
Lupin, Ltd.	3,255	27,202
Mahindra & Mahindra, Ltd. GDR	1,569	24,476
Mahindra & Mahindra, Ltd.	71	1,107
Marico, Ltd.	21,223	140,315
Maruti Suzuki India, Ltd.	236	25,610
Mindtree, Ltd.	1,190	46,212
Mphasis, Ltd.	2,169	55,661
MRF, Ltd.	67	67,250
Nestle India, Ltd.	791	186,150
NTPC, Ltd.	13,993	27,461
Security Description	Shares	Value
Oil & Natural Gas Corp., Ltd.	12,905	$ 20,115
Page Industries, Ltd.	227	141,377
Petronet LNG, Ltd.	12,812	31,482
Pidilite Industries, Ltd.	6,182	204,440
Piramal Pharma, Ltd. (a)	648	1,735
Power Grid Corp. of India, Ltd.	7,947	20,729
Reliance Industries, Ltd. GDR (c)	1,648	96,408
Reliance Industries, Ltd.	1,878	54,891
Samvardhana Motherson International, Ltd.	1,100	1,474
SBI Life Insurance Co., Ltd. (c)	366	5,626
Shree Cement, Ltd.	19	4,912
Shriram Transport Finance Co., Ltd. (a)	254	3,739
State Bank of India GDR	379	24,673
Sun Pharmaceutical Industries, Ltd.	6,382	74,422
Tata Consultancy Services, Ltd.	22,538	832,397
Tata Elxsi, Ltd.	589	61,950
Tata Motors, Ltd. ADR (a)(b)	40	970
Tata Motors, Ltd. (a)	2,964	14,741
Tata Steel, Ltd. GDR	13,173	163,345
Tata Steel, Ltd.	724	884
Tech Mahindra, Ltd.	14,218	176,276
Titan Co., Ltd.	2,183	69,956
UltraTech Cement, Ltd.	110	8,458
United Spirits, Ltd. (a)	132	1,367
UPL, Ltd.	1,416	11,698
Vedanta, Ltd.	3,143	10,433
Wipro, Ltd.	36,168	175,280
Yes Bank, Ltd. (a)	34,642	6,664
		7,077,484
INDONESIA — 2.3%
Adaro Energy Indonesia Tbk PT	44,000	11,442
Astra International Tbk PT	43,900	19,099
Bank Central Asia Tbk PT	773,725	434,434
Bank Jago Tbk PT (a)	27,400	11,876
Bank Mandiri Persero Tbk PT	40,100	24,820
Bank Negara Indonesia Persero Tbk PT	13,600	8,016
Bank Rakyat Indonesia Persero Tbk PT	115,549	34,071
Charoen Pokphand Indonesia Tbk PT	16,000	5,937
Gudang Garam Tbk PT	4,300	6,474
Indah Kiat Pulp & Paper Tbk PT	10,800	6,419
Indofood CBP Sukses Makmur Tbk PT	13,100	7,441
Indofood Sukses Makmur Tbk PT	22,200	8,784
Kalbe Farma Tbk PT	308,700	37,099

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Semen Indonesia Persero Tbk PT	7,800	$ 3,829
Telkom Indonesia Persero Tbk PT	740,575	216,908
Unilever Indonesia Tbk PT	150,700	47,800
United Tractors Tbk PT	7,700	16,598
		901,047
KUWAIT — 1.0%
Agility Public Warehousing Co. KSC	6,192	13,345
Kuwait Finance House KSCP	19,841	53,835
Mobile Telecommunications Co. KSCP	79,510	150,067
National Bank of Kuwait SAKP	63,182	198,954
		416,201
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	688	10,218
MALAYSIA — 2.1%
AMMB Holdings Bhd	13,200	11,102
Axiata Group Bhd (a)	4,404	2,488
CIMB Group Holdings Bhd	27,336	30,242
Dialog Group Bhd	1,100	472
DiGi.Com Bhd	41,700	30,396
Genting Bhd	9,700	9,372
Genting Malaysia Bhd	8,500	5,114
HAP Seng Consolidated Bhd	7,000	9,239
Hartalega Holdings Bhd	36,500	13,067
Hong Leong Bank Bhd	17,220	76,129
Hong Leong Financial Group Bhd	900	3,583
IHH Healthcare Bhd	59,000	75,070
Inari Amertron Bhd	800	435
IOI Corp. Bhd	9,900	8,049
Kuala Lumpur Kepong Bhd	1,576	7,035
Malayan Banking Bhd	83,245	154,031
Malaysia Airports Holdings Bhd (a)	1,200	1,449
Maxis Bhd	34,500	26,115
MISC Bhd	4,600	6,706
MR DIY Group M Bhd (c)	53,550	22,750
Nestle Malaysia Bhd	4,800	135,087
Petronas Chemicals Group Bhd	21,900	39,625
Petronas Dagangan Bhd	4,000	17,270
Petronas Gas Bhd	900	3,202
PPB Group Bhd	10,760	37,359
Public Bank Bhd	50,155	45,753
RHB Bank Bhd	5,511	6,608
Sime Darby Bhd	11,527	5,320
Sime Darby Plantation Bhd	4,767	4,205
Telekom Malaysia Bhd	4,485	5,291
Tenaga Nasional Bhd	25,800	44,790
Top Glove Corp. Bhd (a)	127,800	17,226
		854,580
Security Description	Shares	Value
MEXICO — 2.0%
America Movil SAB de CV Series L	64,152	$ 53,057
Arca Continental SAB de CV	2,154	15,535
Cemex SAB de CV Series CPO (a)	54,851	18,932
Coca-Cola Femsa SAB de CV	2,889	16,907
Fibra Uno Administracion SA de CV REIT	11,952	12,322
Fomento Economico Mexicano SAB de CV	2,687	16,867
Gruma SAB de CV Class B	1,003	9,622
Grupo Aeroportuario del Pacifico SAB de CV Class B	50	633
Grupo Aeroportuario del Sureste SAB de CV Class B	172	3,393
Grupo Bimbo SAB de CV Class A	4,132	14,584
Grupo Carso SAB de CV Series A1 (b)	774	2,839
Grupo Financiero Banorte SAB de CV Series O	7,244	46,589
Grupo Financiero Inbursa SAB de CV Series O (a)	8,003	12,704
Grupo Mexico SAB de CV Class B	49,795	168,695
Grupo Televisa SAB Series CPO	7,467	8,096
Industrias Penoles SAB de CV (b)	492	4,790
Kimberly-Clark de Mexico SAB de CV Class A (b)	1,706	2,283
Orbia Advance Corp. SAB de CV	1,884	3,165
Promotora y Operadora de Infraestructura SAB de CV	190	1,296
Sitios Latinoamerica SAB de CV (a)(b)	3,207	1,434
Wal-Mart de Mexico SAB de CV	106,177	374,016
		787,759
PERU — 0.4%
Cia de Minas Buenaventura SAA ADR (b)	4,319	29,067
Credicorp, Ltd.	614	75,399
Southern Copper Corp.	1,372	61,521
		165,987
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	13,070	11,961
ACEN Corp.	1,860	178
Ayala Corp.	490	5,149
Ayala Land, Inc.	5,000	1,949
Bank of the Philippine Islands	32,859	50,164
BDO Unibank, Inc.	18,972	36,083
Globe Telecom, Inc.	613	21,226
GT Capital Holdings, Inc.	497	3,523

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
International Container Terminal Services, Inc.	13,390	$ 35,768
JG Summit Holdings, Inc.	7,214	5,174
Jollibee Foods Corp.	1,320	5,156
Manila Electric Co.	8,900	39,927
Metro Pacific Investments Corp.	68,200	3,874
Metropolitan Bank & Trust Co.	15,146	12,530
PLDT, Inc.	401	10,315
SM Investments Corp.	735	9,089
SM Prime Holdings, Inc.	10,500	5,391
Universal Robina Corp.	4,640	9,023
		266,480
POLAND — 0.5%
Bank Polska Kasa Opieki SA	710	8,726
CD Projekt SA	1,006	20,409
Cyfrowy Polsat SA	1,483	4,819
Dino Polska SA (a)(c)	1,194	73,008
KGHM Polska Miedz SA	446	7,916
LPP SA	5	7,891
Orange Polska SA	3,384	3,551
PGE Polska Grupa Energetyczna SA (a)	6,956	8,839
Polski Koncern Naftowy ORLEN SA	3,033	32,878
Polskie Gornictwo Naftowe i Gazownictwo SA (a)	5,544	5,476
Powszechna Kasa Oszczednosci Bank Polski SA	2,619	11,581
Powszechny Zaklad Ubezpieczen SA	1,457	6,832
Santander Bank Polska SA	107	4,266
		196,192
QATAR — 1.4%
Barwa Real Estate Co.	22,349	21,099
Commercial Bank PQSC	2,187	4,226
Industries Qatar QSC	3,322	15,416
Masraf Al Rayan QSC	143,940	162,843
Mesaieed Petrochemical Holding Co.	6,335	4,088
Ooredoo QSC	5,512	13,471
Qatar Electricity & Water Co. QSC	13,267	63,826
Qatar Fuel QSC	5,424	27,926
Qatar Islamic Bank SAQ	15,332	103,988
Qatar National Bank QPSC	28,843	157,610
		574,493
ROMANIA — 0.0% (e)
NEPI Rockcastle NV	770	3,473
RUSSIA — 0.0% (e)
Alrosa PJSC (a)(d)	72,138	—
Gazprom PJSC ADR (a)(d)	50,071	—
Inter RAO UES PJSC (d)	435,055	—
LUKOIL PJSC (a)(d)	3,065	—
Security Description	Shares	Value
Magnit PJSC (d)	498	$ —
MMC Norilsk Nickel PJSC ADR (d)	1,589	—
Mobile TeleSystems PJSC ADR (d)	2,361	—
Moscow Exchange MICEX (a)(d)	5,004	—
Novatek PJSC GDR (d)	169	—
Novolipetsk Steel PJSC GDR (d)	2,685	—
Novolipetsk Steel PJSC (a)(d)	6,756	—
PhosAgro PJSC (a)(d)	3	—
PhosAgro PJSC GDR (d)	401	—
Polyus PJSC GDR (d)	1,392	—
Polyus PJSC (a)(d)	81	—
Rosneft Oil Co. PJSC (d)	15,529	—
Sberbank of Russia PJSC (a)(d)	57,120	—
Severstal PAO GDR (d)	5,724	—
Surgutneftegas PJSC Preference Shares ADR (a)(d)(f)	34,802	—
Surgutneftegas PJSC ADR (a)(d)(f)	9,158	—
Tatneft PJSC ADR (d)(f)	1,514	—
TCS Group Holding PLC GDR (a)(d)	3,373	—
VTB Bank PJSC (a)(d)	32,335,040	—
X5 Retail Group NV GDR (d)	820	—
Yandex NV Class A (a)(d)	480	—
		—
SAUDI ARABIA — 8.0%
Advanced Petrochemical Co.	4,330	51,460
Al Rajhi Bank (a)	38,919	842,192
Alinma Bank	12,577	121,351
Arab National Bank	2,164	17,712
Bank AlBilad (a)	2,448	30,950
Bank Al-Jazira	5,112	30,778
Banque Saudi Fransi	1,985	22,191
Bupa Arabia for Cooperative Insurance Co.	714	32,004
Dar Al Arkan Real Estate Development Co. (a)	25,719	108,845
Dr Sulaiman Al Habib Medical Services Group Co.	1,553	85,979
Elm Co.	303	25,550
Emaar Economic City (a)	12,955	33,931
Etihad Etisalat Co.	12,368	117,195
Jarir Marketing Co.	3,986	177,179
Mobile Telecommunications Co. (a)	20,473	62,449
Mouwasat Medical Services Co.	695	36,628
National Industrialization Co. (a)	792	2,875
Rabigh Refining & Petrochemical Co. (a)	1,320	4,820

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Riyad Bank	3,988	$ 33,702
SABIC Agri-Nutrients Co.	6,038	253,927
Sahara International Petrochemical Co.	614	6,839
Saudi Arabian Mining Co. (a)	708	13,116
Saudi Arabian Oil Co. (c)	47,475	453,015
Saudi Basic Industries Corp.	5,719	135,174
Saudi British Bank	2,341	24,394
Saudi Electricity Co.	11,173	72,980
Saudi Kayan Petrochemical Co. (a)	1,155	4,224
Saudi National Bank	4,559	76,570
Saudi Research & Media Group (a)	435	22,022
Saudi Tadawul Group Holding Co.	386	20,692
Saudi Telecom Co.	20,610	215,865
Savola Group	1,603	12,096
Yanbu National Petrochemical Co.	1,859	22,910
		3,171,615
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (c)	900	6,392
SOUTH AFRICA — 2.3%
Absa Group, Ltd. (b)	2,900	28,501
African Rainbow Minerals, Ltd. (b)	2,039	27,741
Anglo American Platinum, Ltd.	1,018	72,970
Aspen Pharmacare Holdings, Ltd.	920	6,874
Bid Corp., Ltd.	653	10,130
Bidvest Group, Ltd. (b)	1,061	11,603
Capitec Bank Holdings, Ltd.	1,340	115,789
Clicks Group, Ltd.	4,733	75,175
Discovery, Ltd. (a)	817	4,770
Exxaro Resources, Ltd. (b)	4,956	55,821
FirstRand, Ltd.	10,892	36,811
Gold Fields, Ltd.	1,220	10,009
Growthpoint Properties, Ltd. REIT	5,558	3,646
Harmony Gold Mining Co., Ltd.	915	2,175
Impala Platinum Holdings, Ltd.	16,055	151,568
Kumba Iron Ore, Ltd.	1,256	27,103
Mr. Price Group, Ltd.	5,010	48,167
MTN Group, Ltd.	3,901	26,020
MultiChoice Group	247	1,589
Naspers, Ltd. Class N	311	39,164
Nedbank Group, Ltd.	1,589	17,660
Old Mutual, Ltd.	22,411	12,195
Remgro, Ltd.	1,526	11,272
Sanlam, Ltd.	4,730	13,577
Sasol, Ltd.	1,393	22,147
Shoprite Holdings, Ltd. (b)	1,239	14,959
Sibanye Stillwater, Ltd. (b)	9,090	21,248
SPAR Group, Ltd.	1,253	9,995
Standard Bank Group, Ltd. (b)	3,933	31,512
Security Description	Shares	Value
Vodacom Group, Ltd.	1,301	$ 8,837
Woolworths Holdings, Ltd. (b)	3,172	10,778
		929,806
SOUTH KOREA — 7.3%
Amorepacific Corp.	53	3,779
AMOREPACIFIC Group	72	1,351
BGF retail Co., Ltd.	77	8,907
Celltrion Healthcare Co., Ltd.	228	10,805
Celltrion, Inc.	140	17,173
Cheil Worldwide, Inc.	499	7,917
CJ CheilJedang Corp.	70	20,109
CJ Corp.	201	9,764
CJ ENM Co., Ltd.	20	1,064
CJ Logistics Corp. (a)	207	13,079
Coway Co., Ltd.	1,552	58,470
DB Insurance Co., Ltd.	508	19,600
Doosan Bobcat, Inc.	116	2,311
Doosan Enerbility Co., Ltd. (a)	381	3,795
E-MART, Inc.	237	13,898
F&F Co., Ltd.	258	24,796
GS Engineering & Construction Corp.	302	4,760
GS Holdings Corp.	402	11,717
Hana Financial Group, Inc.	2,843	70,444
Hankook Tire & Technology Co., Ltd.	372	9,165
Hanmi Pharm Co., Ltd.	7	1,120
Hanon Systems	2,733	15,893
Hanwha Solutions Corp. (a)	407	13,427
HD Hyundai Co., Ltd.	377	14,256
HLB, Inc. (a)	411	12,310
HMM Co., Ltd.	2,744	35,482
Hotel Shilla Co., Ltd.	1,071	53,823
Hyundai Engineering & Construction Co., Ltd.	408	10,694
Hyundai Glovis Co., Ltd.	81	9,200
Hyundai Mobis Co., Ltd.	303	40,451
Hyundai Motor Co.	726	89,564
Hyundai Motor Co. Preference Shares (f)	295	17,258
Hyundai Motor Co. Preference Shares (f)	178	10,463
Hyundai Motor Co. GDR	190	5,681
Hyundai Steel Co.	588	11,549
Industrial Bank of Korea	2,333	15,524
Kakao Corp.	667	26,620
Kangwon Land, Inc. (a)	697	11,473
KB Financial Group, Inc.	677	20,679
KB Financial Group, Inc. ADR (b)	2,324	70,045
Kia Corp.	1,217	61,160
Korea Aerospace Industries, Ltd.	134	4,538
Korea Electric Power Corp. ADR	3,566	24,249
Korea Electric Power Corp. (a)	1,381	19,402

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Korea Investment Holdings Co., Ltd.	137	$ 4,548
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	139	7,083
Korea Zinc Co., Ltd.	10	4,159
Korean Air Lines Co., Ltd. (a)	501	7,739
Krafton, Inc. (a)	64	9,394
KT&G Corp.	1,763	106,714
Kumho Petrochemical Co., Ltd.	378	30,516
LG Chem, Ltd.	104	38,963
LG Chem, Ltd. Preference Shares	7	1,233
LG Corp.	222	11,482
LG Display Co., Ltd. ADR (b)	1,427	5,822
LG Display Co., Ltd.	1,218	10,216
LG Electronics, Inc.	675	37,083
LG H&H Co., Ltd.	163	72,118
LG H&H Co., Ltd. Preference Shares	100	23,031
LG Innotek Co., Ltd.	228	43,586
LG Uplus Corp.	1,584	11,902
Lotte Chemical Corp.	111	11,172
Lotte Shopping Co., Ltd.	107	6,469
Meritz Securities Co., Ltd.	1,264	3,247
Mirae Asset Securities Co., Ltd.	2,413	10,086
NAVER Corp.	643	86,965
NCSoft Corp.	100	24,184
Netmarble Corp. (c)	201	7,207
NH Investment & Securities Co., Ltd.	513	3,223
Orion Corp/Republic of Korea	424	30,525
Pan Ocean Co., Ltd.	2,656	8,354
Pearl Abyss Corp. (a)	99	3,228
POSCO Holdings, Inc. ADR	2,271	83,141
POSCO Holdings, Inc.	72	10,619
S-1 Corp.	839	33,954
Samsung Biologics Co., Ltd. (a)(c)	110	62,047
Samsung C&T Corp.	300	21,703
Samsung Electro-Mechanics Co., Ltd.	137	10,725
Samsung Electronics Co., Ltd. Preference Shares	3,159	103,556
Samsung Electronics Co., Ltd.	14,593	541,615
Samsung Engineering Co., Ltd. (a)	340	5,406
Samsung Fire & Marine Insurance Co., Ltd.	202	25,979
Samsung Heavy Industries Co., Ltd. (a)	1,725	6,402
Samsung Life Insurance Co., Ltd.	373	16,268
Samsung SDI Co., Ltd.	39	14,884
Samsung SDS Co., Ltd.	438	35,207
Samsung Securities Co., Ltd.	254	5,459
SD Biosensor, Inc.	851	15,822
Seegene, Inc.	891	16,690
Security Description	Shares	Value
Shinhan Financial Group Co., Ltd.	714	$ 16,718
Shinhan Financial Group Co., Ltd. ADR (b)	2,808	64,584
SK Bioscience Co., Ltd. (a)	70	3,929
SK Hynix, Inc.	2,343	136,090
SK Innovation Co., Ltd. (a)	131	13,139
SK Square Co., Ltd. (a)	325	8,212
SK, Inc.	345	46,299
S-Oil Corp.	169	9,568
Woori Financial Group, Inc.	4,548	34,014
Yuhan Corp.	1,056	40,079
		2,910,123
TAIWAN — 13.9%
Accton Technology Corp.	12,000	102,995
Acer, Inc.	11,258	7,766
Advantech Co., Ltd.	19,838	183,390
ASE Technology Holding Co., Ltd.	10,124	25,542
Asia Cement Corp.	10,200	12,658
Asustek Computer, Inc.	14,000	103,184
AUO Corp. (a)	32,000	14,816
Catcher Technology Co., Ltd.	2,000	10,867
Cathay Financial Holding Co., Ltd.	41,770	52,560
Chailease Holding Co., Ltd.	3,802	21,855
Chang Hwa Commercial Bank, Ltd.	15,484	8,364
Cheng Shin Rubber Industry Co., Ltd.	20,000	22,489
China Development Financial Holding Corp.	66,300	25,059
China Steel Corp.	64,440	54,192
Chunghwa Telecom Co., Ltd.	58,540	210,198
Compal Electronics, Inc.	163,000	111,408
CTBC Financial Holding Co., Ltd.	72,900	45,578
Delta Electronics, Inc.	5,623	44,808
E.Sun Financial Holding Co., Ltd.	117,752	95,503
Eclat Textile Co., Ltd.	3,379	41,720
eMemory Technology, Inc.	1,000	36,064
Evergreen Marine Corp. Taiwan, Ltd. (a)	4,626	21,273
Far Eastern New Century Corp.	8,560	8,722
Far EasTone Telecommunications Co., Ltd.	74,449	169,773
Feng TAY Enterprise Co., Ltd.	7,176	35,712
First Financial Holding Co., Ltd.	290,665	238,032
Formosa Chemicals & Fibre Corp.	17,000	37,000
Formosa Petrochemical Corp.	13,000	33,944
Formosa Plastics Corp.	12,000	32,732
Fubon Financial Holding Co., Ltd.	19,670	30,915

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Giant Manufacturing Co., Ltd.	1,000	$ 6,473
Globalwafers Co., Ltd.	3,000	34,631
Hon Hai Precision Industry Co., Ltd.	70,730	227,234
Hotai Motor Co., Ltd.	1,000	18,016
Hua Nan Financial Holdings Co., Ltd.	284,116	199,111
Innolux Corp. (a)	38,751	12,755
Inventec Corp.	12,000	8,655
Lite-On Technology Corp.	39,952	80,284
MediaTek, Inc.	23,877	414,382
Mega Financial Holding Co., Ltd.	70,048	68,726
Micro-Star International Co., Ltd.	16,000	54,175
momo.com, Inc.	1,200	20,183
Nan Ya Plastics Corp.	18,000	37,929
Nanya Technology Corp.	9,000	13,876
Nien Made Enterprise Co., Ltd.	4,000	31,686
Novatek Microelectronics Corp.	16,000	110,366
Pegatron Corp.	9,000	16,583
Pou Chen Corp.	12,000	10,772
President Chain Store Corp.	25,000	222,448
Quanta Computer, Inc.	27,000	65,482
Realtek Semiconductor Corp.	10,000	85,042
Ruentex Development Co., Ltd.	5,755	9,317
Shanghai Commercial & Savings Bank, Ltd.	12,387	19,196
Shin Kong Financial Holding Co., Ltd.	80,657	20,857
SinoPac Financial Holdings Co., Ltd.	39,683	21,623
Synnex Technology International Corp.	48,900	81,323
Taishin Financial Holding Co., Ltd.	44,882	19,367
Taiwan Cement Corp.	15,019	15,989
Taiwan Cooperative Financial Holding Co., Ltd.	286,750	237,084
Taiwan High Speed Rail Corp.	39,000	35,009
Taiwan Mobile Co., Ltd.	67,542	203,377
Taiwan Semiconductor Manufacturing Co., Ltd.	76,495	1,016,753
Uni-President Enterprises Corp.	12,164	25,785
United Microelectronics Corp. (a)	19,000	21,394
Vanguard International Semiconductor Corp.	21,000	42,994
Voltronic Power Technology Corp.	1,000	44,253
Wan Hai Lines, Ltd.	10,100	21,251
Win Semiconductors Corp.	1,000	3,890
Winbond Electronics Corp.	3,000	1,866
WPG Holdings, Ltd.	36,280	53,079
Yageo Corp. (a)	1,198	10,150
Security Description	Shares	Value
Yang Ming Marine Transport Corp.	8,000	$ 15,497
Yuanta Financial Holding Co., Ltd.	29,676	18,274
Zhen Ding Technology Holding, Ltd.	3,000	10,016
		5,526,272
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	1,428	19,837
THAILAND — 2.8%
Advanced Info Service PCL	34,922	180,535
Airports of Thailand PCL (a)	14,000	26,909
Airports of Thailand PCL NVDR (a)	54,770	105,271
Bangkok Commercial Asset Management PCL	7,280	3,127
Bangkok Dusit Medical Services PCL Class F	144,292	112,848
Bangkok Expressway & Metro PCL	85,780	20,922
Berli Jucker PCL NVDR	900	781
BTS Group Holdings PCL	64,243	14,136
Bumrungrad Hospital PCL	13,864	83,434
Carabao Group PCL Class F	1,900	4,294
Central Pattana PCL	7,968	13,783
Central Retail Corp. PCL NVDR	5,563	5,826
Central Retail Corp. PCL	634	664
Charoen Pokphand Foods PCL	16,386	10,860
CP ALL PCL	71,261	106,268
Electricity Generating PCL	2,109	9,225
Energy Absolute PCL	900	2,106
Energy Absolute PCL NVDR	2,100	4,913
Home Product Center PCL	192,374	68,851
Indorama Ventures PCL	1,400	1,447
Indorama Ventures PCL NVDR	5,100	5,273
Intouch Holdings PCL Class F	55,902	107,817
Krung Thai Bank PCL	25,568	11,320
Land & Houses PCL	13,400	3,162
Minor International PCL (a)	885	622
Minor International PCL NVDR (a)	2,661	1,869
Osotspa PCL	33,200	23,985
PTT Exploration & Production PCL	4,928	20,969
PTT Global Chemical PCL	11,662	12,831
PTT Oil & Retail Business PCL	47,000	32,085
PTT PCL	37,560	33,856
Ratch Group PCL	3,150	3,424
SCB X PCL	3,075	8,478
Siam Cement PCL	2,024	17,493
Siam Cement PCL NVDR	1,200	10,371
Thai Oil PCL (a)	6,279	8,531
Thai Union Group PCL NVDR	29,800	14,774
Thai Union Group PCL Class F	7,800	3,867

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
True Corp. PCL	27,100	$ 3,628
		1,100,555
TURKEY — 0.5%
Akbank T.A.S.	29,223	17,797
Aselsan Elektronik Sanayi Ve Ticaret A/S	13,025	20,586
BIM Birlesik Magazalar A/S	18,037	112,570
Eregli Demir ve Celik Fabrikalari TAS	4,120	6,440
Ford Otomotiv Sanayi A/S	1,186	20,920
KOC Holding A/S	4,196	10,276
Turkcell Iletisim Hizmetleri A/S	4,911	5,250
Turkiye Is Bankasi A/S Class C	21,306	8,643
Turkiye Petrol Rafinerileri AS (a)	249	3,890
Turkiye Sise ve Cam Fabrikalari A/S	9,082	12,453
		218,825
UNITED ARAB EMIRATES — 1.9%
Abu Dhabi Commercial Bank PJSC	10,386	25,505
Abu Dhabi National Oil Co. for Distribution PJSC	175,064	211,618
Aldar Properties PJSC	72,550	83,156
Dubai Islamic Bank PJSC	21,225	34,556
Emaar Properties PJSC	20,123	31,721
Emirates NBD Bank PJSC	9,876	34,551
Emirates Telecommunications Group Co. PJSC	30,957	196,881
First Abu Dhabi Bank PJSC	27,785	135,103
		753,091
UNITED STATES — 0.2%
JBS SA	3,598	16,710
Legend Biotech Corp. ADR (a)	248	10,118
Parade Technologies, Ltd.	2,000	37,293
		64,121
TOTAL COMMON STOCKS (Cost $43,439,143)		39,365,795

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 10/31/22) (a)	36	73
PHILIPPINES — 0.0% (e)
Globe Telecom, Inc. (expiring 10/07/22) (a)	0	—
TOTAL RIGHTS (Cost $0)		73
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (g)(h)	232,669	$ 232,715
State Street Navigator Securities Lending Portfolio II (i)(j)	355,219	355,219
TOTAL SHORT-TERM INVESTMENTS (Cost $587,914)		587,934
TOTAL INVESTMENTS — 100.4% (Cost $44,027,057)		39,953,802
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(143,408)
NET ASSETS — 100.0%		$ 39,810,394
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.3% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $25,695, representing 0.1% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,359,317	$980,783	$25,695	$39,365,795
Rights	73	—	—	73
Short-Term Investments	587,934	—	—	587,934
TOTAL INVESTMENTS	$38,947,324	$980,783	$25,695	$39,953,802
Sector Breakdown as of September 30, 2022

% of Net Assets
Financials	22.1%
Information Technology	19.1
Consumer Staples	12.2
Materials	9.7
Consumer Discretionary	9.4
Communication Services	7.6
Health Care	5.1
Industrials	4.8
Energy	4.1
Utilities	3.1
Real Estate	1.7
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	199,417	$199,457	$ 4,871,916	$ 4,838,708	$30	$20	232,669	$232,715	$1,046
State Street Navigator Securities Lending Portfolio II	691,026	691,026	15,043,543	15,379,350	—	—	355,219	355,219	4,220
Total		$890,483	$19,915,459	$20,218,058	$30	$20		$587,934	$5,266
See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUSTRALIA — 2.0%
APA Group Stapled Security	955	$ 5,888
Aristocrat Leisure, Ltd.	323	6,837
ASX, Ltd. (a)	358	16,517
Aurizon Holdings, Ltd.	4,256	9,441
Australia & New Zealand Banking Group, Ltd. (a)	2,861	41,940
BHP Group, Ltd. (b)	9,014	223,245
BlueScope Steel, Ltd. (a)	752	7,344
Brambles, Ltd.	853	6,258
Cochlear, Ltd.	79	9,881
Coles Group, Ltd. (a)	1,262	13,331
Commonwealth Bank of Australia (a)	1,088	63,447
Computershare, Ltd.	580	9,233
CSL, Ltd.	653	119,665
Dexus REIT (a)	1,076	5,341
Endeavour Group, Ltd.	990	4,456
Fortescue Metals Group, Ltd.	4,618	49,941
Glencore PLC	11,153	59,530
Goodman Group REIT (a)	1,282	13,007
GPT Group REIT (a)	454	1,118
Macquarie Group, Ltd.	107	10,508
Medibank Pvt, Ltd.	2,782	6,207
Mirvac Group REIT (a)	1,775	2,220
National Australia Bank, Ltd. (a)	2,409	44,623
Newcrest Mining, Ltd.	187	2,034
Orica, Ltd.	965	8,202
QBE Insurance Group, Ltd.	114	845
Ramsay Health Care, Ltd.	141	5,193
REA Group, Ltd. (a)	132	9,747
Rio Tinto PLC	2,701	147,620
Rio Tinto, Ltd.	858	51,519
Santos, Ltd.	1,581	7,207
Scentre Group REIT	1,048	1,711
Sonic Healthcare, Ltd. (a)	766	15,061
South32, Ltd.	4,816	11,240
Stockland REIT (a)	815	1,713
Suncorp Group, Ltd. (a)	922	5,946
Telstra Corp., Ltd. (a)	3,137	7,765
Transurban Group Stapled Security	762	6,046
Treasury Wine Estates, Ltd.	807	6,522
Wesfarmers, Ltd. (a)	2,933	80,560
Westpac Banking Corp. (a)	3,759	49,884
Woodside Energy Group, Ltd.	2,217	45,129
Woolworths Group, Ltd. (a)	1,061	23,160
		1,217,082
AUSTRIA — 0.0% (c)
Erste Group Bank AG	274	6,077
Mondi PLC	438	6,816
OMV AG	319	11,679
Voestalpine AG	35	600
		25,172
Security Description	Shares	Value
BELGIUM — 0.2%
Ageas SA/NV	244	$ 8,950
Anheuser-Busch InBev SA/NV	341	15,616
Elia Group SA	60	7,077
Groupe Bruxelles Lambert NV	84	5,915
KBC Group NV	194	9,248
Proximus SADP	1,840	19,098
Sofina SA (a)	166	28,865
Solvay SA	16	1,248
UCB SA	146	10,172
Umicore SA	146	4,310
		110,499
BRAZIL — 0.0% (c)
Wheaton Precious Metals Corp. (a)	540	17,579
Yara International ASA	35	1,231
		18,810
CANADA — 3.1%
Agnico Eagle Mines, Ltd.	1,333	56,617
Algonquin Power & Utilities Corp.	16	176
Alimentation Couche-Tard, Inc.	1,522	61,598
AltaGas, Ltd.	434	8,354
AltaGas, Ltd. (a)	—	—
Bank of Montreal	485	42,734
Bank of Nova Scotia	963	46,046
Barrick Gold Corp.	2,727	42,491
Barrick Gold Corp. (a)	—	—
BCE, Inc. (a)	915	38,570
Brookfield Asset Management, Inc. Class A	637	26,198
Cameco Corp.	110	2,935
Canadian Imperial Bank of Commerce (a)	742	32,649
Canadian National Railway Co.	918	99,667
Canadian Natural Resources, Ltd.	542	25,363
Canadian Pacific Railway, Ltd. (a)	575	38,587
Canadian Utilities, Ltd. Class A (a)	252	6,590
Cenovus Energy, Inc. (a)	605	9,343
CGI, Inc. (a)(d)	1,111	84,082
Constellation Software, Inc.	49	68,544
Dollarama, Inc. (a)	210	12,120
Emera, Inc. (a)	224	9,111
Empire Co., Ltd. Class A	692	17,304
Enbridge, Inc. (a)	893	33,288
Fairfax Financial Holdings, Ltd. (a)	49	22,498
Fortis, Inc. (a)	372	14,208
Franco-Nevada Corp.	1,544	185,408
George Weston, Ltd.	182	19,157
Great-West Lifeco, Inc. (a)	502	10,895
Hydro One, Ltd. (a)(e)	280	6,884

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
iA Financial Corp., Inc. (a)	175	$ 8,939
Intact Financial Corp. (a)	941	133,879
Keyera Corp. (a)	350	7,244
Kinross Gold Corp. (a)	1,862	7,047
Loblaw Cos., Ltd.	643	51,185
Magna International, Inc.	350	16,692
Manulife Financial Corp. (a)	1,757	27,722
Metro, Inc.	598	30,103
National Bank of Canada	175	11,027
Nutrien, Ltd.	281	23,559
Open Text Corp. (a)	390	10,363
Pembina Pipeline Corp. (a)	302	9,222
Power Corp. of Canada (a)	630	14,273
Quebecor, Inc. Class B (a)	252	4,671
RioCan Real Estate Investment Trust	558	7,562
Rogers Communications, Inc. Class B	648	25,094
Royal Bank of Canada	974	88,160
Shaw Communications, Inc. Class B (a)	870	21,268
Shopify, Inc. Class A (a)(d)	233	6,306
Sun Life Financial, Inc.	140	5,597
Suncor Energy, Inc.	697	19,732
TC Energy Corp. (a)	355	14,375
Teck Resources, Ltd. Class B (a)	327	9,998
TELUS Corp.	3,426	68,393
Thomson Reuters Corp.	670	69,143
Toronto-Dominion Bank	2,437	150,258
		1,863,229
CHINA — 0.2%
BOC Hong Kong Holdings, Ltd.	13,000	43,306
Chow Tai Fook Jewellery Group, Ltd.	4,600	8,661
NXP Semiconductors NV	91	13,424
Prosus NV (d)	259	13,694
SITC International Holdings Co., Ltd.	2,000	3,699
Wilmar International, Ltd.	2,100	5,620
Xinyi Glass Holdings, Ltd.	5,000	7,274
		95,678
DENMARK — 1.2%
AP Moller - Maersk A/S Class A	12	21,313
AP Moller - Maersk A/S Class B	5	9,134
Carlsberg AS Class B	137	16,133
Coloplast A/S Class B	789	80,647
Danske Bank A/S (d)	1,095	13,683
DSV A/S	96	11,333
Genmab A/S (d)	40	12,970
Novo Nordisk A/S Class B	4,703	471,793
Novozymes A/S Class B	677	34,180
Orsted A/S (e)	77	6,163
Pandora A/S	202	9,557
ROCKWOOL A/S Class B	25	3,963
Tryg A/S	1,310	27,081
Security Description	Shares	Value
Vestas Wind Systems A/S	668	$ 12,464
		730,414
FINLAND — 0.4%
Elisa Oyj	1,641	74,513
Fortum Oyj	284	3,831
Kone Oyj Class B	1,006	39,037
Neste Oyj	661	29,010
Nokia Oyj	2,024	8,747
Nordea Bank Abp	1,695	14,612
Orion Oyj Class B	197	8,314
Sampo Oyj Class A	284	12,175
Stora Enso Oyj Class R	453	5,809
UPM-Kymmene Oyj	354	11,299
Wartsila OYJ Abp (a)	321	2,070
		209,417
FRANCE — 2.0%
Air Liquide SA	228	26,258
Airbus SE	179	15,588
Alstom SA	308	5,052
Arkema SA	21	1,545
AXA SA	1,911	42,076
BioMerieux	90	7,177
BNP Paribas SA	1,735	74,115
Bollore SE	1,596	7,383
Bouygues SA	391	10,285
Capgemini SE	62	10,052
Carrefour SA	1,089	15,165
Cie de Saint-Gobain	483	17,531
Cie Generale des Etablissements Michelin SCA	612	13,882
Credit Agricole SA	2,267	18,575
Danone SA	406	19,318
Dassault Aviation SA	56	6,419
Dassault Systemes SE	98	3,431
Eiffage SA	19	1,536
Electricite de France SA (b)	462	5,381
Engie SA	1,773	20,569
EssilorLuxottica SA	78	10,725
Eurazeo SE	78	4,115
Gecina SA REIT	5	394
Getlink SE	161	2,509
Hermes International	110	131,146
Kering SA	34	15,273
Klepierre SA REIT (d)	253	4,437
Legrand SA	27	1,763
L'Oreal SA	372	120,353
LVMH Moet Hennessy Louis Vuitton SE	82	49,034
Orange SA	14,587	132,155
Pernod Ricard SA	106	19,611
Publicis Groupe SA (d)	63	3,018
Renault SA (d)	712	19,509
Safran SA	90	8,289
Sanofi	1,630	125,191
Sartorius Stedim Biotech	62	19,260

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Societe Generale SA	1,979	$ 39,579
Sodexo SA	9	680
Thales SA	54	5,978
TotalEnergies SE	1,923	90,944
Unibail-Rodamco-Westfield REIT (b)(d)	161	6,764
Valeo	270	4,134
Veolia Environnement SA	633	12,223
Vinci SA	252	20,532
Vivendi SE	1,659	12,956
Worldline SA (d)(e)	181	7,213
		1,189,123
GERMANY — 1.8%
adidas AG	77	8,967
Allianz SE	335	53,100
Aroundtown SA	1,349	2,983
BASF SE	828	32,122
Bayer AG	695	32,283
Bayerische Motoren Werke AG	491	33,666
Bayerische Motoren Werke AG Preference Shares	97	6,357
Beiersdorf AG	131	12,955
Brenntag SE	154	9,411
Commerzbank AG (d)	2,232	16,054
Continental AG	219	9,858
Covestro AG (e)	160	4,630
Daimler Truck Holding AG (d)	678	15,509
Deutsche Bank AG	3,103	23,243
Deutsche Boerse AG	29	4,780
Deutsche Lufthansa AG (d)	739	4,284
Deutsche Post AG	915	27,891
Deutsche Telekom AG	16,622	284,835
E.ON SE	1,323	10,234
Fresenius Medical Care AG & Co. KGaA	265	7,536
Fresenius SE & Co. KGaA	214	4,602
Hannover Rueck SE	14	2,115
HeidelbergCement AG	167	6,683
HelloFresh SE (d)	106	2,259
Henkel AG & Co. KGaA Preference Shares	144	8,608
Infineon Technologies AG	681	15,151
KION Group AG	144	2,795
Knorr-Bremse AG	170	7,391
LEG Immobilien SE	2	120
Mercedes-Benz Group AG	1,261	64,670
Merck KGaA	61	9,968
MTU Aero Engines AG	37	5,591
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	148	35,885
Porsche Automobil Holding SE Preference Shares	246	14,016
Rational AG	8	3,923
RWE AG	451	16,696
SAP SE	369	30,409
Security Description	Shares	Value
Siemens AG	358	$ 35,492
Siemens Energy AG	188	2,097
Siemens Healthineers AG (e)	530	22,991
Symrise AG	760	74,788
Telefonica Deutschland Holding AG	11,663	23,685
Uniper SE	288	1,102
United Internet AG	161	3,038
Volkswagen AG	34	5,617
Volkswagen AG Preference Shares	489	60,552
Vonovia SE	120	2,611
Zalando SE (d)(e)	186	3,686
		1,067,239
HONG KONG — 1.2%
AIA Group, Ltd.	4,200	35,018
CK Asset Holdings, Ltd.	678	4,077
CK Infrastructure Holdings, Ltd.	500	2,551
CLP Holdings, Ltd.	7,500	56,705
Hang Seng Bank, Ltd.	6,100	92,628
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	27,831	19,500
HKT Trust & HKT, Ltd. Stapled Security	27,540	32,277
Hong Kong & China Gas Co., Ltd.	61,277	54,018
Hong Kong Exchanges & Clearing, Ltd.	1,871	64,258
Hongkong Land Holdings, Ltd.	500	2,210
Jardine Matheson Holdings, Ltd.	1,400	70,896
Link REIT	9,959	69,650
MTR Corp., Ltd.	13,165	60,459
New World Development Co., Ltd.	1,330	3,778
Power Assets Holdings, Ltd.	6,000	30,115
Prudential PLC	1,742	17,381
Sino Land Co., Ltd.	10,122	13,384
Sun Hung Kai Properties, Ltd.	2,500	27,660
Swire Pacific, Ltd. Class A	1,000	7,484
Techtronic Industries Co., Ltd.	2,500	24,156
WH Group, Ltd. (e)	22,072	13,918
Wharf Real Estate Investment Co., Ltd.	2,000	9,096
		711,219
IRELAND — 0.2%
AerCap Holdings NV (d)	117	4,953
CRH PLC (a)	403	13,056
Flutter Entertainment PLC (a)(d)	28	3,100
Kerry Group PLC Class A	781	69,778
Kingspan Group PLC	301	13,664
Smurfit Kappa Group PLC	216	6,206
		110,757
ISRAEL — 0.4%
Azrieli Group, Ltd.	187	12,838

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Bank Hapoalim BM	1,380	$ 11,736
Bank Leumi Le-Israel BM	4,112	35,397
Check Point Software Technologies, Ltd. (d)	573	64,187
Elbit Systems, Ltd.	22	4,187
ICL Group, Ltd.	1,424	11,530
Isracard, Ltd.	—	—
Israel Discount Bank, Ltd. Class A	2,435	12,363
Mizrahi Tefahot Bank, Ltd.	1,024	36,129
Nice, Ltd. (d)	68	12,992
Teva Pharmaceutical Industries, Ltd. (d)	1,284	9,891
ZIM Integrated Shipping Services, Ltd. (a)	233	5,475
		216,725
ITALY — 0.5%
Assicurazioni Generali SpA (a)	1,808	24,832
Coca-Cola HBC AG (d)	197	4,165
DiaSorin SpA (a)	102	11,471
Enel SpA	4,994	20,665
Eni SpA	1,646	17,593
Ferrari NV	342	64,227
FinecoBank Banca Fineco SpA	1,003	12,513
Infrastrutture Wireless Italiane SpA (e)	2,819	24,772
Intesa Sanpaolo SpA ADR	20,041	33,431
Mediobanca Banca di Credito Finanziario SpA	1,383	10,920
Moncler SpA	315	13,081
Poste Italiane SpA (e)	460	3,511
Prysmian SpA	49	1,422
Recordati Industria Chimica e Farmaceutica SpA	714	26,363
Telecom Italia SpA (a)(d)	36,946	6,888
Terna - Rete Elettrica Nazionale	925	5,664
UniCredit SpA	4,435	45,437
		326,955
JAPAN — 8.2%
Advantest Corp. (a)	400	18,515
Aeon Co., Ltd.	1,200	22,413
AGC, Inc.	500	15,510
Aisin Corp.	100	2,563
Ajinomoto Co., Inc.	900	24,635
ANA Holdings, Inc. (d)	200	3,756
Asahi Group Holdings, Ltd.	400	12,391
Asahi Kasei Corp.	1,400	9,242
Astellas Pharma, Inc.	1,500	19,866
Bandai Namco Holdings, Inc.	500	32,585
Bridgestone Corp.	900	29,031
Brother Industries, Ltd.	600	10,326
Canon, Inc. (a)	6,400	140,252
Capcom Co., Ltd. (a)	200	5,030
Central Japan Railway Co.	100	11,700
Chiba Bank, Ltd. (a)	700	3,767
Security Description	Shares	Value
Chubu Electric Power Co., Inc. (a)	4,400	$ 39,639
Chugai Pharmaceutical Co., Ltd.	3,700	92,689
Concordia Financial Group, Ltd.	1,900	5,868
CyberAgent, Inc.	400	3,366
Dai Nippon Printing Co., Ltd.	400	8,014
Daifuku Co., Ltd.	100	4,705
Dai-ichi Life Holdings, Inc.	1,300	20,585
Daiichi Sankyo Co., Ltd.	500	13,963
Daikin Industries, Ltd.	100	15,403
Daito Trust Construction Co., Ltd.	100	9,375
Daiwa House Industry Co., Ltd.	600	12,201
Daiwa House REIT Investment Corp.	5	10,398
Daiwa Securities Group, Inc. (a)	1,600	6,261
Denso Corp. (a)	500	22,750
Dentsu Group, Inc.	100	2,839
East Japan Railway Co.	700	35,889
ENEOS Holdings, Inc.	10,400	33,418
Fuji Electric Co., Ltd.	100	3,655
FUJIFILM Holdings Corp.	1,400	63,923
Fujitsu, Ltd.	100	10,905
Hamamatsu Photonics KK	1,300	55,684
Hankyu Hanshin Holdings, Inc.	500	15,026
Hirose Electric Co., Ltd.	200	26,225
Hitachi Metals, Ltd. (d)	1,200	18,032
Hitachi, Ltd.	900	38,016
Honda Motor Co., Ltd.	2,600	56,349
Hoya Corp.	600	57,536
Idemitsu Kosan Co., Ltd. (a)	500	10,829
Iida Group Holdings Co., Ltd.	200	2,712
Inpex Corp.	1,100	10,328
Isuzu Motors, Ltd.	700	7,723
Ito En, Ltd.	100	4,049
ITOCHU Corp.	5,700	137,868
Itochu Techno-Solutions Corp.	500	11,710
Japan Airlines Co., Ltd. (d)	600	10,703
Japan Exchange Group, Inc.	1,600	21,583
Japan Metropolitan Fund Invest REIT	2	1,503
Japan Post Bank Co., Ltd.	4,900	34,157
Japan Post Holdings Co., Ltd.	6,400	42,345
Japan Post Insurance Co., Ltd.	1,200	16,796
Japan Real Estate Investment Corp. REIT	1	4,124
Japan Tobacco, Inc.	1,400	22,962
JFE Holdings, Inc.	1,600	14,823
Kajima Corp.	200	1,897
Kakaku.com, Inc.	200	3,402
Kansai Electric Power Co., Inc.	1,600	13,397
Kao Corp.	600	24,449
KDDI Corp.	6,000	175,882
Keio Corp. (a)	200	7,282
Keisei Electric Railway Co., Ltd.	200	5,444
Keyence Corp.	500	165,463

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Kintetsu Group Holdings Co., Ltd.	400	$ 13,320
Kirin Holdings Co., Ltd.	200	3,077
Kobayashi Pharmaceutical Co., Ltd.	100	5,859
Kobe Bussan Co., Ltd. (a)	500	12,073
Koei Tecmo Holdings Co., Ltd. (a)	1,060	17,393
Koito Manufacturing Co., Ltd.	200	2,723
Komatsu, Ltd.	600	10,823
Kubota Corp.	700	9,692
Kyocera Corp.	200	10,087
Lasertec Corp.	100	10,152
Lixil Corp.	600	8,784
M3, Inc.	600	16,792
Marubeni Corp.	2,900	25,405
Mazda Motor Corp.	1,300	8,586
McDonald's Holdings Co. Japan, Ltd.	600	20,892
MEIJI Holdings Co., Ltd.	500	22,211
MISUMI Group, Inc.	200	4,311
Mitsubishi Chemical Group Corp.	2,100	9,599
Mitsubishi Corp.	3,300	90,465
Mitsubishi Electric Corp.	1,900	17,124
Mitsubishi Estate Co., Ltd.	100	1,310
Mitsubishi Heavy Industries, Ltd.	600	19,922
Mitsubishi UFJ Financial Group, Inc.	20,200	90,921
Mitsui & Co., Ltd.	1,800	38,414
Mitsui Chemicals, Inc.	500	9,738
Mitsui Fudosan Co., Ltd.	600	11,418
Mizuho Financial Group, Inc.	11,740	126,732
MonotaRO Co., Ltd.	2,300	35,308
MS&AD Insurance Group Holdings, Inc.	600	15,901
Murata Manufacturing Co., Ltd.	800	36,655
NEC Corp.	1,400	44,734
Nexon Co., Ltd.	400	7,052
Nidec Corp.	100	5,617
Nihon M&A Center Holdings, Inc.	700	8,042
Nintendo Co., Ltd.	4,000	161,774
Nippon Building Fund, Inc. REIT	1	4,394
Nippon Express Holdings, Inc.	100	5,085
Nippon Paint Holdings Co., Ltd.	400	2,705
Nippon Prologis REIT, Inc. (d)	19	41,545
Nippon Shinyaku Co., Ltd.	100	5,112
Nippon Steel Corp. (a)	1,300	18,021
Nippon Telegraph & Telephone Corp.	8,100	218,582
Nippon Yusen KK (a)	600	10,226
Nissan Chemical Corp.	100	4,456
Nissan Motor Co., Ltd.	5,700	18,123
Nissin Foods Holdings Co., Ltd.	100	6,957
Nitori Holdings Co., Ltd.	600	50,530
Nitto Denko Corp.	100	5,410
Nomura Holdings, Inc. (a)	2,500	8,263
Security Description	Shares	Value
Nomura Real Estate Holdings, Inc.	200	$ 4,525
Nomura Real Estate Master Fund, Inc. REIT (d)	1	1,103
Nomura Research Institute, Ltd.	700	17,168
NTT Data Corp.	2,800	36,097
Obic Co., Ltd.	600	80,376
Odakyu Electric Railway Co., Ltd.	700	9,014
Oji Holdings Corp.	2,700	10,036
Olympus Corp.	100	1,920
Omron Corp.	100	4,571
Ono Pharmaceutical Co., Ltd.	600	14,015
Oracle Corp. Japan	400	21,279
Oriental Land Co., Ltd.	500	68,068
ORIX Corp.	1,600	22,423
Osaka Gas Co., Ltd.	1,900	28,695
Otsuka Corp.	900	28,136
Otsuka Holdings Co., Ltd.	400	12,668
Pan Pacific International Holdings Corp.	1,900	33,604
Panasonic Holdings Corp. (a)	2,600	18,223
Rakuten Group, Inc. (a)	600	2,574
Recruit Holdings Co., Ltd.	598	17,191
Resona Holdings, Inc.	4,400	16,050
Ricoh Co., Ltd. (a)	900	6,566
SBI Holdings, Inc.	100	1,794
SCSK Corp.	500	7,565
Secom Co., Ltd.	1,100	62,894
Seiko Epson Corp.	100	1,361
Sekisui Chemical Co., Ltd.	100	1,221
Sekisui House, Ltd. (a)	800	13,270
Seven & i Holdings Co., Ltd. (a)	800	32,090
SG Holdings Co., Ltd.	1,500	20,519
Sharp Corp. (a)	800	4,770
Shimadzu Corp.	600	15,731
Shimano, Inc.	400	62,842
Shin-Etsu Chemical Co., Ltd.	500	49,501
Shionogi & Co., Ltd.	200	9,657
Shizuoka Bank, Ltd. (a)	1,300	7,863
Softbank Corp. (a)	14,900	148,902
SoftBank Group Corp.	900	30,467
Sompo Holdings, Inc.	500	19,904
Sony Group Corp.	800	51,323
Subaru Corp.	700	10,480
SUMCO Corp. (a)	500	5,831
Sumitomo Chemical Co., Ltd. (a)	3,600	12,361
Sumitomo Corp.	600	7,472
Sumitomo Electric Industries, Ltd.	700	7,080
Sumitomo Metal Mining Co., Ltd.	100	2,874
Sumitomo Mitsui Financial Group, Inc.	3,000	83,402
Sumitomo Mitsui Trust Holdings, Inc.	500	14,159
Suntory Beverage & Food, Ltd.	700	24,809
Suzuki Motor Corp.	200	6,192

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sysmex Corp.	400	$ 21,467
T&D Holdings, Inc.	1,400	13,222
Taisei Corp.	100	2,777
Takeda Pharmaceutical Co., Ltd.	868	22,590
TDK Corp.	500	15,389
Terumo Corp.	200	5,629
TIS, Inc.	900	23,845
Toho Co., Ltd.	900	32,644
Tokio Marine Holdings, Inc.	1,800	31,897
Tokyo Electric Power Co. Holdings, Inc. (d)	7,000	22,343
Tokyo Electron, Ltd.	200	49,328
Tokyo Gas Co., Ltd.	900	15,240
Tokyu Corp.	900	10,241
TOPPAN, INC.	600	8,929
Toray Industries, Inc.	2,000	9,835
Toshiba Corp.	200	7,113
Tosoh Corp.	300	3,337
TOTO, Ltd.	200	6,660
Toyota Industries Corp.	100	4,753
Toyota Motor Corp.	9,700	125,719
Toyota Tsusho Corp.	500	15,476
Trend Micro, Inc.	500	27,013
Unicharm Corp.	200	6,563
USS Co., Ltd.	1,400	21,637
Welcia Holdings Co., Ltd.	500	10,553
West Japan Railway Co.	100	3,827
Yakult Honsha Co., Ltd.	100	5,810
Yamaha Motor Co., Ltd.	200	3,740
Yamato Holdings Co., Ltd.	1,300	19,552
Z Holdings Corp.	1,500	3,940
ZOZO, Inc.	100	1,999
		4,851,746
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	286	4,353
LUXEMBOURG — 0.1%
ArcelorMittal SA	1,303	26,379
Eurofins Scientific SE	418	25,028
		51,407
MACAU — 0.0% (c)
Galaxy Entertainment Group, Ltd.	1,000	5,911
NETHERLANDS — 1.4%
ABN AMRO Bank NV (a)(e)	1,251	11,309
Adyen NV (d)(e)	28	35,709
Aegon NV	3,744	15,045
Akzo Nobel NV	28	1,600
ASM International NV	44	10,076
ASML Holding NV	769	326,653
EXOR NV	200	12,829
Heineken Holding NV	8	553
Heineken NV	90	7,923
ING Groep NV	5,909	51,277
Security Description	Shares	Value
Koninklijke Ahold Delhaize NV (a)	4,225	$ 108,173
Koninklijke DSM NV	70	8,054
Koninklijke KPN NV	13,543	36,777
Koninklijke Philips NV (a)	577	9,044
NN Group NV	272	10,651
Randstad NV (a)	106	4,629
Shell PLC	4,020	100,812
Universal Music Group NV	900	17,039
Wolters Kluwer NV	504	49,335
		817,488
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd. (d)	1,582	6,443
Fisher & Paykel Healthcare Corp., Ltd.	452	4,730
Spark New Zealand, Ltd.	11,939	33,766
		44,939
NORWAY — 0.1%
DNB Bank ASA	766	12,150
Equinor ASA	399	13,112
Gjensidige Forsikring ASA	636	10,914
Mowi ASA	277	3,521
Norsk Hydro ASA	598	3,229
Orkla ASA	315	2,289
Telenor ASA (a)	4,163	38,072
		83,287
PORTUGAL — 0.0% (c)
EDP - Energias de Portugal SA (c)	881	3,832
Galp Energia SGPS SA (a)	786	7,565
Jeronimo Martins SGPS SA	630	11,757
		23,154
SINGAPORE — 0.7%
CapitaLand Integrated Commercial Trust REIT	7,032	9,409
Capitaland Investment, Ltd.	4,200	10,157
CapLand Ascendas REIT	5,700	10,686
DBS Group Holdings, Ltd.	2,321	54,009
Keppel Corp., Ltd.	1,600	7,750
Mapletree Logistics Trust REIT	151	164
Mapletree Pan Asia Commercial Trust REIT	200	240
Oversea-Chinese Banking Corp., Ltd.	7,104	58,569
Singapore Airlines, Ltd. (a)(d)	3,650	12,973
Singapore Exchange, Ltd.	9,200	60,654
Singapore Technologies Engineering, Ltd.	3,500	8,732
Singapore Telecommunications, Ltd.	59,042	109,451
STMicroelectronics NV	182	5,749
United Overseas Bank, Ltd.	1,400	25,524
UOL Group, Ltd.	1,600	7,415

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Venture Corp., Ltd.	600	$ 6,870
		388,352
SOUTH AFRICA — 0.1%
Anglo American PLC	2,664	81,349
SPAIN — 0.5%
ACS Actividades de Construccion y Servicios SA (a)	737	16,700
Aena SME SA (d)(e)	6	628
Amadeus IT Group SA (d)	281	13,189
Banco Bilbao Vizcaya Argentaria SA	10,186	46,107
Banco Santander SA (a)	27,732	65,134
CaixaBank SA	8,700	28,220
Cellnex Telecom SA (e)	414	12,893
Enagas SA	305	4,733
Endesa SA	77	1,163
Ferrovial SA	230	5,270
Grifols SA (a)(d)	224	1,949
Iberdrola SA	3,675	34,497
Industria de Diseno Textil SA	1,521	31,708
Red Electrica Corp. SA	41	631
Repsol SA (d)	1,646	19,036
Telefonica SA	8,066	26,677
		308,535
SWEDEN — 0.7%
Assa Abloy AB Class B	253	4,781
Atlas Copco AB Class A	5,262	49,692
Atlas Copco AB Class B	3,068	25,783
Boliden AB (d)	462	14,427
Electrolux AB Class B (a)	852	8,923
Epiroc AB Class A	1,316	18,991
Epiroc AB Class B	308	3,913
EQT AB (a)	474	9,358
Essity AB Class B	337	6,705
Evolution AB (e)	256	20,457
H & M Hennes & Mauritz AB Class B (a)	684	6,377
Hexagon AB Class B	971	9,161
Industrivarden AB Class A	19	386
Industrivarden AB Class C (a)	412	8,290
Investor AB Class B	2,589	38,162
Kinnevik AB Class B (d)	753	10,015
Nibe Industrier AB Class B	1,443	13,016
Sandvik AB	1,724	23,699
Skandinaviska Enskilda Banken AB Class A	427	4,109
Skanska AB Class B	462	5,808
SKF AB Class B (a)	447	6,052
Svenska Handelsbanken AB Class A	1,263	10,427
Swedbank AB Class A	1,369	18,116
Swedish Match AB	1,011	10,021
Tele2 AB Class B	419	3,625
Telefonaktiebolaget LM Ericsson Class B (a)	7,509	44,313
Security Description	Shares	Value
Telia Co. AB	6,815	$ 19,670
Volvo AB Class B	1,347	19,188
		413,465
SWITZERLAND — 4.2%
ABB, Ltd.	342	8,965
Adecco Group AG	349	9,719
Alcon, Inc.	252	14,886
Baloise Holding AG	20	2,574
Barry Callebaut AG	2	3,798
Chocoladefabriken Lindt & Spruengli AG	4	38,852
Cie Financiere Richemont SA Class A	153	14,656
Credit Suisse Group AG (d)	3,745	15,128
EMS-Chemie Holding AG	65	41,506
Geberit AG	140	60,808
Givaudan SA	49	149,502
Holcim AG (d)	419	17,445
Julius Baer Group, Ltd. (d)	91	4,022
Kuehne + Nagel International AG (a)	554	113,699
Logitech International SA (a)	1,696	79,178
Lonza Group AG	21	10,376
Novartis AG	6,393	490,590
Partners Group Holding AG	84	68,668
Roche Holding AG Bearer Shares (a)(b)	20	7,880
Roche Holding AG (b)	2,430	798,561
Schindler Holding AG (b)	435	68,349
Schindler Holding AG (b)	153	23,317
SGS SA	19	41,021
Sika AG	43	8,768
Sonova Holding AG	116	25,928
Straumann Holding AG	128	11,944
Swatch Group AG Bearer Shares	74	16,879
Swiss Life Holding AG	30	13,365
Swiss Prime Site AG	495	39,731
Swisscom AG	264	124,322
TE Connectivity, Ltd.	367	40,502
Temenos AG	40	2,741
UBS Group AG	3,932	57,826
VAT Group AG (d)(e)	32	6,626
Zurich Insurance Group AG	158	63,409
		2,495,541
UNITED KINGDOM — 2.5%
3i Group PLC	1,397	17,045
Abrdn PLC	3,112	4,832
Admiral Group PLC	1,298	27,740
Ashtead Group PLC	278	12,680
AstraZeneca PLC ADR	42	2,303
AstraZeneca PLC	549	60,942
Auto Trader Group PLC (e)	153	880
Aviva PLC	2,776	12,030
BAE Systems PLC	2,803	24,713

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Barclays PLC	29,010	$ 46,730
Barratt Developments PLC	860	3,285
Berkeley Group Holdings PLC	134	4,932
BP PLC	22,060	106,653
British American Tobacco PLC ADR	1,094	38,837
British American Tobacco PLC	473	17,036
BT Group PLC	11,236	15,221
Bunzl PLC	552	17,007
Burberry Group PLC	295	5,954
CK Hutchison Holdings, Ltd.	6,500	35,937
CNH Industrial NV	1,180	13,444
Coca-Cola Europacific Partners PLC	21	895
Compass Group PLC	1,250	25,186
Croda International PLC	300	21,587
DCC PLC	29	1,518
Diageo PLC	237	10,047
Experian PLC	419	12,446
Haleon PLC (d)	9,272	28,903
Halma PLC	656	14,975
Hargreaves Lansdown PLC (a)	860	8,325
HSBC Holdings PLC	23,944	124,903
Imperial Brands PLC	2,281	47,233
Informa PLC	932	5,402
Intertek Group PLC	281	11,628
J Sainsbury PLC	3,997	7,777
JD Sports Fashion PLC	2,860	3,199
Johnson Matthey PLC	237	4,848
Just Eat Takeaway.com NV (d)(e)	391	6,196
Kingfisher PLC	2,851	7,014
Land Securities Group PLC REIT	748	4,357
Legal & General Group PLC	3,960	9,570
Liberty Global PLC Class C (d)	468	7,722
Linde PLC	84	22,646
Lloyds Banking Group PLC	103,326	47,740
London Stock Exchange Group PLC	72	6,131
M&G PLC	7,755	14,418
Melrose Industries PLC	4,716	5,380
National Grid PLC	2,237	23,249
NatWest Group PLC	7,085	17,866
Next PLC	226	12,112
Pearson PLC	279	2,700
Persimmon PLC	629	8,689
Reckitt Benckiser Group PLC	1,046	69,779
RELX PLC	2,102	51,669
Rentokil Initial PLC (a)	1,037	5,528
Rolls-Royce Holdings PLC (d)	1,776	1,380
Sage Group PLC	1,623	12,632
Schroders PLC	829	3,603
Severn Trent PLC	543	14,275
Smith & Nephew PLC	279	3,272
Spirax-Sarco Engineering PLC	132	15,325
Security Description	Shares	Value
SSE PLC	746	$ 12,720
St James's Place PLC	1,051	12,155
Standard Chartered PLC	5,664	35,837
Taylor Wimpey PLC	1,714	1,689
Tesco PLC	4,320	9,973
Unilever PLC	4,070	180,325
United Utilities Group PLC	838	8,314
Vodafone Group PLC	45,780	51,677
Whitbread PLC	57	1,465
WPP PLC	643	5,383
		1,489,864
UNITED STATES — 68.0%
3M Co.	1,120	123,760
A.O. Smith Corp.	239	11,611
Abbott Laboratories	2,398	232,030
AbbVie, Inc.	469	62,944
ABIOMED, Inc. (d)	89	21,864
Accenture PLC Class A	1,686	433,808
Activision Blizzard, Inc.	1,305	97,014
Adobe, Inc. (d)	897	246,854
Advance Auto Parts, Inc.	48	7,504
Advanced Micro Devices, Inc. (d)	2,453	155,422
AES Corp.	350	7,910
Aflac, Inc.	946	53,165
Agilent Technologies, Inc.	399	48,498
Air Products & Chemicals, Inc.	42	9,775
Akamai Technologies, Inc. (d)	888	71,324
Albemarle Corp.	28	7,404
Align Technology, Inc. (d)	30	6,213
Alleghany Corp. (d)	41	34,414
Allegion PLC	120	10,762
Alliant Energy Corp.	301	15,950
Allstate Corp.	977	121,666
Ally Financial, Inc.	595	16,559
Alphabet, Inc. Class A (d)	5,903	564,622
Alphabet, Inc. Class C (d)	6,444	619,591
Altria Group, Inc.	681	27,499
Amazon.com, Inc. (d)	2,335	263,855
Amcor PLC CDI	990	10,592
Amcor PLC	6,035	64,756
AMERCO	70	35,645
Ameren Corp.	677	54,532
American Electric Power Co., Inc.	1,030	89,043
American Express Co.	211	28,466
American Financial Group, Inc.	173	21,267
American International Group, Inc.	660	31,337
American Tower Corp. REIT	91	19,538
American Water Works Co., Inc.	300	39,048
Ameriprise Financial, Inc.	189	47,619
AmerisourceBergen Corp.	706	95,543
Amgen, Inc.	440	99,176
Amphenol Corp. Class A	2,310	154,678
Analog Devices, Inc.	284	39,573

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Annaly Capital Management, Inc. REIT	1,612	$ 27,658
Aon PLC Class A	393	105,273
Apollo Global Management, Inc.	337	15,670
Apple, Inc.	11,054	1,527,663
Applied Materials, Inc.	1,805	147,884
Aptiv PLC (d)	180	14,078
Aramark	126	3,931
Arch Capital Group, Ltd. (d)	564	25,685
Archer-Daniels-Midland Co.	446	35,881
Arista Networks, Inc. (d)	398	44,930
Arrow Electronics, Inc. (d)	167	15,396
Arthur J Gallagher & Co.	351	60,098
AT&T, Inc.	12,167	186,642
Atmos Energy Corp.	84	8,555
Autodesk, Inc. (d)	28	5,230
Automatic Data Processing, Inc.	1,358	307,166
AutoZone, Inc. (d)	63	134,942
AvalonBay Communities, Inc. REIT	55	10,130
Avery Dennison Corp.	175	28,472
Baker Hughes Co.	553	11,591
Ball Corp.	70	3,382
Bank of America Corp.	7,084	213,937
Bank of New York Mellon Corp.	656	25,269
Bath & Body Works, Inc.	180	5,868
Bausch Health Cos., Inc. (a)(d)	127	882
Baxter International, Inc.	1,065	57,361
Becton Dickinson & Co.	321	71,528
Berkshire Hathaway, Inc. Class B (d)	1,549	413,614
Best Buy Co., Inc.	635	40,221
Biogen, Inc. (d)	196	52,332
BioMarin Pharmaceutical, Inc. (d)	870	73,750
Bio-Rad Laboratories, Inc. Class A (d)	47	19,606
Black Knight, Inc. (d)	1,031	66,737
BlackRock, Inc.	231	127,115
Blackstone, Inc.	1,179	98,682
Block, Inc. (d)	82	4,509
Boeing Co. (d)	125	15,135
Booking Holdings, Inc. (d)	8	13,146
Booz Allen Hamilton Holding Corp.	884	81,637
BorgWarner, Inc.	300	9,420
Boston Scientific Corp. (d)	322	12,471
Bristol-Myers Squibb Co.	2,886	205,166
Broadcom, Inc.	83	36,853
Broadridge Financial Solutions, Inc.	712	102,756
Brown & Brown, Inc.	1,369	82,797
Brown-Forman Corp. Class B	545	36,281
Bunge, Ltd.	104	8,587
Burlington Stores, Inc. (d)	35	3,916
C.H. Robinson Worldwide, Inc.	1,390	133,871
Security Description	Shares	Value
Cadence Design Systems, Inc. (d)	530	$ 86,618
Camden Property Trust REIT	84	10,034
Campbell Soup Co.	1,024	48,251
Capital One Financial Corp.	532	49,034
Cardinal Health, Inc.	940	62,679
CarMax, Inc. (d)	105	6,932
Carnival Corp. (d)	601	4,225
Carrier Global Corp.	218	7,752
Caterpillar, Inc.	218	35,769
Cboe Global Markets, Inc.	776	91,079
CBRE Group, Inc. Class A (d)	285	19,240
CDW Corp.	56	8,740
Celanese Corp.	202	18,249
Centene Corp. (d)	465	36,182
CenterPoint Energy, Inc.	98	2,762
CF Industries Holdings, Inc.	126	12,127
Charles Schwab Corp.	557	40,032
Charter Communications, Inc. Class A (d)	139	42,166
Cheniere Energy, Inc.	63	10,452
Chevron Corp.	777	111,632
Chubb, Ltd.	325	59,111
Church & Dwight Co., Inc.	1,548	110,589
Cigna Corp.	329	91,288
Cincinnati Financial Corp.	188	16,839
Cintas Corp.	174	67,545
Cisco Systems, Inc.	12,758	510,320
Citigroup, Inc.	3,828	159,513
Citizens Financial Group, Inc.	727	24,980
Citrix Systems, Inc. (d)	1,037	107,848
Cleveland-Cliffs, Inc. (d)	1,424	19,181
Clorox Co.	776	99,631
CME Group, Inc.	516	91,399
CMS Energy Corp.	579	33,721
Coca-Cola Co.	6,241	349,621
Cognex Corp.	286	11,855
Cognizant Technology Solutions Corp. Class A	1,313	75,419
Coinbase Global, Inc. Class A (d)	434	27,989
Colgate-Palmolive Co.	1,097	77,064
Comcast Corp. Class A	4,078	119,608
Conagra Brands, Inc.	295	9,626
ConocoPhillips	502	51,375
Consolidated Edison, Inc.	3,096	265,513
Constellation Brands, Inc. Class A	22	5,053
Constellation Energy Corp.	203	16,888
Cooper Cos., Inc.	105	27,709
Copart, Inc. (d)	351	37,346
Corning, Inc.	461	13,378
Corteva, Inc.	573	32,747
Costco Wholesale Corp.	816	385,372
Coterra Energy, Inc.	419	10,944
Crown Castle, Inc. REIT	636	91,934
CSX Corp.	842	22,431

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Cummins, Inc.	302	$ 61,460
CVS Health Corp.	1,289	122,932
D.R. Horton, Inc.	751	50,580
Danaher Corp.	538	138,960
Darden Restaurants, Inc.	113	14,274
DaVita, Inc. (d)	132	10,926
Deere & Co.	110	36,728
Dell Technologies, Inc. Class C	277	9,465
Delta Air Lines, Inc. (d)	336	9,428
Devon Energy Corp.	154	9,260
Digital Realty Trust, Inc. REIT	42	4,166
Discover Financial Services	188	17,093
DISH Network Corp. Class A (d)	465	6,431
Dollar General Corp.	892	213,955
Dollar Tree, Inc. (d)	315	42,871
Dominion Energy, Inc.	2,177	150,452
Domino's Pizza, Inc.	196	60,799
Dover Corp.	105	12,241
Dow, Inc.	349	15,332
DTE Energy Co.	190	21,859
Duke Energy Corp.	2,003	186,319
Duke Realty Corp. REIT	402	19,376
DuPont de Nemours, Inc.	319	16,078
Eastman Chemical Co.	35	2,487
Eaton Corp. PLC	210	28,006
eBay, Inc.	411	15,129
Ecolab, Inc.	69	9,965
Edison International	308	17,427
Edwards Lifesciences Corp. (d)	884	73,045
Elanco Animal Health, Inc. (d)	140	1,737
Electronic Arts, Inc.	1,206	139,546
Elevance Health, Inc.	154	69,953
Eli Lilly & Co.	1,835	593,347
Emerson Electric Co.	1,108	81,128
Entergy Corp. (a)	152	15,296
EOG Resources, Inc.	268	29,944
EPAM Systems, Inc. (d)	82	29,700
Equinix, Inc. REIT	14	7,964
Equitable Holdings, Inc.	238	6,271
Equity LifeStyle Properties, Inc. REIT	134	8,421
Equity Residential REIT	285	19,158
Erie Indemnity Co. Class A	274	60,913
Essential Utilities, Inc.	154	6,373
Essex Property Trust, Inc. REIT	35	8,478
Estee Lauder Cos., Inc. Class A	388	83,769
Etsy, Inc. (d)	26	2,603
Everest Re Group, Ltd.	55	14,434
Evergy, Inc.	594	35,284
Eversource Energy	593	46,230
Exelon Corp.	609	22,813
Expedia Group, Inc. (d)	14	1,312
Expeditors International of Washington, Inc.	1,745	154,101
Extra Space Storage, Inc. REIT	97	16,753
Exxon Mobil Corp.	1,965	171,564
Security Description	Shares	Value
F5, Inc. (d)	316	$ 45,735
FactSet Research Systems, Inc.	50	20,005
Fair Isaac Corp. (d)	8	3,296
Fastenal Co.	1,163	53,545
FedEx Corp.	202	29,991
Ferguson PLC	389	40,836
Fidelity National Financial, Inc.	650	23,530
Fidelity National Information Services, Inc.	719	54,335
Fifth Third Bancorp	711	22,724
First Republic Bank	48	6,266
FirstEnergy Corp.	349	12,913
Fiserv, Inc. (d)	939	87,862
FleetCor Technologies, Inc. (d)	27	4,757
FMC Corp.	128	13,530
Ford Motor Co.	5,758	64,490
Fortinet, Inc. (d)	1,010	49,621
Fortive Corp.	1	58
Fortune Brands Home & Security, Inc.	163	8,751
Fox Corp. Class A	49	1,503
Fox Corp. Class B	224	6,384
Franklin Resources, Inc.	222	4,777
Freeport-McMoRan, Inc.	279	7,625
Garmin, Ltd.	255	20,479
Generac Holdings, Inc. (d)	84	14,964
General Dynamics Corp.	335	71,077
General Electric Co.	476	29,469
General Mills, Inc.	737	56,462
General Motors Co.	2,607	83,659
Genuine Parts Co.	175	26,131
Gilead Sciences, Inc.	4,132	254,903
Global Payments, Inc.	126	13,614
Goldman Sachs Group, Inc.	301	88,208
GSK PLC	7,417	108,115
Halliburton Co.	327	8,051
Hartford Financial Services Group, Inc.	489	30,289
Hasbro, Inc.	69	4,652
HCA Healthcare, Inc.	111	20,401
Healthpeak Properties, Inc. REIT	174	3,988
HEICO Corp.	134	19,293
Henry Schein, Inc. (d)	419	27,558
Hershey Co.	1,274	280,879
Hess Corp.	21	2,289
Hewlett Packard Enterprise Co.	1,372	16,437
Hologic, Inc. (d)	294	18,969
Home Depot, Inc.	605	166,944
Honeywell International, Inc.	1,166	194,687
Horizon Therapeutics PLC (d)	630	38,991
Hormel Foods Corp.	2,686	122,052
Howmet Aerospace, Inc.	133	4,114
HP, Inc.	734	18,291
Humana, Inc.	91	44,152
Huntington Bancshares, Inc.	893	11,770

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Huntington Ingalls Industries, Inc.	62	$ 13,733
IAC, Inc. (d)	82	4,541
IDEX Corp.	175	34,974
IDEXX Laboratories, Inc. (d)	140	45,612
Illinois Tool Works, Inc.	467	84,364
Illumina, Inc. (d)	27	5,151
Incyte Corp. (d)	1,460	97,294
Intel Corp.	9,186	236,723
Intercontinental Exchange, Inc.	727	65,684
International Business Machines Corp.	1,091	129,622
International Flavors & Fragrances, Inc.	103	9,355
International Paper Co.	337	10,683
Interpublic Group of Cos., Inc.	447	11,443
Intuit, Inc.	385	149,118
Intuitive Surgical, Inc. (d)	480	89,971
Invesco, Ltd.	786	10,768
Jack Henry & Associates, Inc.	616	112,278
James Hardie Industries PLC CDI	305	6,048
Jazz Pharmaceuticals PLC (d)	42	5,598
JB Hunt Transport Services, Inc.	111	17,363
JM Smucker Co.	482	66,232
Johnson & Johnson	6,325	1,033,252
Johnson Controls International PLC	439	21,608
JPMorgan Chase & Co.	2,786	291,137
Juniper Networks, Inc.	1,666	43,516
Kellogg Co.	2,415	168,229
Keurig Dr. Pepper, Inc.	2,767	99,114
KeyCorp.	1,061	16,997
Keysight Technologies, Inc. (d)	1,260	198,274
Kimberly-Clark Corp.	607	68,312
Kinder Morgan, Inc.	825	13,728
KKR & Co., Inc.	210	9,030
KLA Corp.	302	91,394
Knight-Swift Transportation Holdings, Inc.	154	7,535
Kraft Heinz Co.	614	20,477
Kroger Co.	5,416	236,950
L3Harris Technologies, Inc.	91	18,913
Laboratory Corp. of America Holdings	145	29,697
Lam Research Corp.	277	101,382
Las Vegas Sands Corp. (d)	217	8,142
Lear Corp.	77	9,216
Lennar Corp. Class A	268	19,979
Liberty Broadband Corp. Class C (d)	839	61,918
Lincoln National Corp.	203	8,914
LKQ Corp.	183	8,628
Lockheed Martin Corp.	451	174,217
Loews Corp.	111	5,532
Lowe's Cos., Inc.	232	43,572
Lululemon Athletica, Inc. (d)	190	53,116
Security Description	Shares	Value
Lumen Technologies, Inc. (a)	1,365	$ 9,937
LyondellBasell Industries NV Class A	573	43,135
M&T Bank Corp.	161	28,388
Marathon Petroleum Corp.	604	59,995
Markel Corp. (d)	43	46,621
MarketAxess Holdings, Inc.	126	28,034
Marsh & McLennan Cos., Inc.	1,917	286,189
Martin Marietta Materials, Inc.	14	4,509
Masimo Corp. (d)	56	7,905
Mastercard, Inc. Class A	1,386	394,095
Match Group, Inc. (d)	82	3,916
McCormick & Co., Inc.	1,108	78,967
McDonald's Corp.	832	191,976
McKesson Corp.	230	78,170
Medtronic PLC	975	78,731
Merck & Co., Inc.	7,460	642,455
Meta Platforms, Inc. Class A (d)	4,368	592,650
MetLife, Inc.	502	30,512
MGM Resorts International	132	3,923
Micron Technology, Inc.	786	39,379
Microsoft Corp.	6,010	1,399,729
Moderna, Inc. (d)	123	14,545
Mohawk Industries, Inc. (d)	70	6,383
Molina Healthcare, Inc. (d)	14	4,618
Molson Coors Beverage Co. Class B	140	6,719
Mondelez International, Inc. Class A	1,017	55,762
Monolithic Power Systems, Inc.	56	20,350
Monster Beverage Corp. (d)	642	55,828
Moody's Corp.	214	52,026
Morgan Stanley	842	66,526
Mosaic Co.	281	13,581
Motorola Solutions, Inc.	1,002	224,418
Nestle SA	7,354	800,067
NetApp, Inc.	174	10,762
Netflix, Inc. (d)	772	181,760
Neurocrine Biosciences, Inc. (d)	490	52,043
Newell Brands, Inc.	231	3,209
Newmont Corp.	4,848	203,761
NextEra Energy, Inc.	1,185	92,916
NIKE, Inc. Class B	1,953	162,333
NiSource, Inc.	71	1,788
Nordson Corp.	56	11,887
Norfolk Southern Corp.	132	27,674
Northern Trust Corp.	84	7,187
Northrop Grumman Corp.	222	104,411
NortonLifeLock, Inc.	1,319	26,565
NRG Energy, Inc.	224	8,572
Nucor Corp.	487	52,104
NVIDIA Corp.	4,008	486,531
NVR, Inc. (d)	7	27,910
Occidental Petroleum Corp.	244	14,994
Old Dominion Freight Line, Inc.	176	43,784
Omnicom Group, Inc.	348	21,955

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
ONEOK, Inc.	140	$ 7,174
Oracle Corp.	1,682	102,720
O'Reilly Automotive, Inc. (d)	139	97,766
Otis Worldwide Corp.	125	7,975
Owens Corning	117	9,197
PACCAR, Inc.	154	12,888
Packaging Corp. of America	134	15,047
Palo Alto Networks, Inc. (d)	66	10,810
Paramount Global Class B (a)	733	13,956
Parker-Hannifin Corp.	22	5,331
Paychex, Inc.	2,413	270,763
Paycom Software, Inc. (d)	90	29,699
PayPal Holdings, Inc. (d)	1,656	142,532
Pentair PLC	319	12,961
PepsiCo, Inc.	3,662	597,858
PerkinElmer, Inc.	56	6,738
Pfizer, Inc.	11,891	520,350
PG&E Corp. (d)	1,276	15,950
Philip Morris International, Inc.	490	40,675
Phillips 66	438	35,355
Pioneer Natural Resources Co.	50	10,827
PNC Financial Services Group, Inc.	322	48,113
Pool Corp.	70	22,275
PPG Industries, Inc.	215	23,798
PPL Corp.	572	14,500
Principal Financial Group, Inc.	125	9,019
Procter & Gamble Co.	2,068	261,085
Progressive Corp.	2,008	233,350
Prologis, Inc. REIT	167	16,967
Prudential Financial, Inc.	188	16,127
Public Service Enterprise Group, Inc.	196	11,021
Public Storage REIT	850	248,888
PulteGroup, Inc. (d)	661	24,787
QIAGEN NV (d)	1,094	46,063
Qorvo, Inc. (d)	58	4,606
QUALCOMM, Inc.	1,857	209,804
Quest Diagnostics, Inc.	523	64,167
Raymond James Financial, Inc.	158	15,614
Raytheon Technologies Corp.	713	58,366
Realty Income Corp. REIT	204	11,873
Regeneron Pharmaceuticals, Inc. (d)	585	402,989
Regions Financial Corp.	1,110	22,278
Republic Services, Inc.	1,993	271,128
ResMed, Inc.	211	46,061
Robert Half International, Inc.	232	17,748
Rockwell Automation, Inc.	162	34,848
Rollins, Inc.	1,019	35,339
Roper Technologies, Inc.	201	72,288
Ross Stores, Inc.	201	16,938
Royal Caribbean Cruises, Ltd. (d)	141	5,344
S&P Global, Inc.	514	156,950
Salesforce, Inc. (d)	159	22,871
Security Description	Shares	Value
SBA Communications Corp. REIT	56	$ 15,940
Schlumberger NV	531	19,063
Schneider Electric SE	224	25,661
Seagate Technology Holdings PLC	155	8,251
Seagen, Inc. (d)	589	80,593
SEI Investments Co.	216	10,595
Sempra Energy	147	22,041
Sherwin-Williams Co.	117	23,956
Signature Bank	35	5,285
Simon Property Group, Inc. REIT	147	13,193
Sirius XM Holdings, Inc.	2,386	13,624
Skyworks Solutions, Inc.	286	24,387
Snap-on, Inc.	133	26,780
Southern Co.	3,788	257,584
Southwest Airlines Co. (d)	84	2,591
Stanley Black & Decker, Inc.	312	23,466
Starbucks Corp.	519	43,731
State Street Corp.	304	18,486
Steel Dynamics, Inc.	314	22,278
Stellantis NV (b)	2,412	29,007
Stellantis NV (b)	4,153	49,928
Stryker Corp.	132	26,735
SVB Financial Group (d)	92	30,892
Swiss Re AG	224	16,650
Synchrony Financial	495	13,954
Sysco Corp.	271	19,162
T Rowe Price Group, Inc.	544	57,125
Take-Two Interactive Software, Inc. (d)	270	29,430
Target Corp.	1,794	266,212
Teladoc Health, Inc. (a)(d)	254	6,439
Tenaris SA	252	3,275
Teradyne, Inc.	398	29,910
Tesla, Inc. (d)	78	20,689
Texas Instruments, Inc.	2,189	338,813
Textron, Inc.	112	6,525
Thermo Fisher Scientific, Inc.	92	46,661
TJX Cos., Inc.	1,669	103,678
T-Mobile US, Inc. (d)	1,656	222,186
Tractor Supply Co.	190	35,317
Tradeweb Markets, Inc. Class A	828	46,716
Trane Technologies PLC	383	55,462
Travelers Cos., Inc.	476	72,923
Truist Financial Corp.	1,324	57,647
Twilio, Inc. Class A (d)	70	4,840
Twitter, Inc. (d)	175	7,672
Tyler Technologies, Inc. (d)	79	27,452
Tyson Foods, Inc. Class A	423	27,888
Uber Technologies, Inc. (d)	334	8,851
UDR, Inc. REIT	232	9,677
UGI Corp.	7	226
Ulta Beauty, Inc. (d)	85	34,101
Union Pacific Corp.	1,075	209,431

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
United Parcel Service, Inc. Class B	297	$ 47,977
United Rentals, Inc. (d)	48	12,966
UnitedHealth Group, Inc.	1,655	835,841
Universal Health Services, Inc. Class B	125	11,022
US Bancorp	921	37,135
Valero Energy Corp.	306	32,696
Veeva Systems, Inc. Class A (d)	182	30,008
Ventas, Inc. REIT	153	6,146
VeriSign, Inc. (d)	573	99,530
Verizon Communications, Inc.	10,107	383,763
Vertex Pharmaceuticals, Inc. (d)	1,461	423,018
VF Corp.	224	6,700
Viatris, Inc.	2,411	20,542
Visa, Inc. Class A	3,512	623,907
Vistra Corp.	420	8,820
VMware, Inc. Class A	76	8,091
Vulcan Materials Co.	14	2,208
W R Berkley Corp.	376	24,282
W.W. Grainger, Inc.	126	61,638
Walgreens Boots Alliance, Inc.	1,051	33,001
Walmart, Inc.	2,693	349,282
Walt Disney Co. (d)	756	71,313
Warner Bros Discovery, Inc. (d)	1,543	17,744
Waste Connections, Inc.	1,058	142,968
Waste Management, Inc.	2,490	398,923
Waters Corp. (d)	50	13,476
Wayfair, Inc. Class A (a)(d)	117	3,808
WEC Energy Group, Inc.	1,519	135,844
Wells Fargo & Co.	4,467	179,663
Welltower, Inc. REIT	139	8,940
West Pharmaceutical Services, Inc.	209	51,431
Western Digital Corp. (d)	139	4,524
Western Union Co.	3,839	51,826
Westrock Co.	259	8,001
Weyerhaeuser Co. REIT	98	2,799
Whirlpool Corp.	141	19,008
Williams Cos., Inc.	587	16,806
Willis Towers Watson PLC	105	21,099
WP Carey, Inc. REIT	118	8,236
Xcel Energy, Inc.	2,760	176,640
Yum! Brands, Inc.	85	9,039
Zebra Technologies Corp. Class A (d)	20	5,240
Zimmer Biomet Holdings, Inc.	84	8,782
Zoetis, Inc.	919	136,279
Zoom Video Communications, Inc. Class A (d)	33	2,428
		40,451,550
Security Description	Shares	Value
ZAMBIA — 0.0% (c)
First Quantum Minerals, Ltd.	474	$ 8,089
TOTAL COMMON STOCKS (Cost $59,919,210)		59,411,349

RIGHTS — 0.0% (c)
AUSTRALIA — 0.0% (c)
Australia & New Zealand Banking Group, Ltd. (expiring 10/03/22) (d) (Cost: $0)	154	388
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f)(g)	104,538	104,559
State Street Navigator Securities Lending Portfolio II (h)(i)	1,677,495	1,677,495
TOTAL SHORT-TERM INVESTMENTS (Cost $1,782,039)		1,782,054
TOTAL INVESTMENTS — 102.8% (Cost $61,701,249)		61,193,791
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(1,684,625)
NET ASSETS — 100.0%		$ 59,509,166
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Amount is less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$59,303,501	$107,848	$—	$ 59,411,349
Rights	—	388	—	388
Short-Term Investments	1,782,054	—	—	1,782,054
TOTAL INVESTMENTS	$61,085,555	$108,236	$—	$61,193,791
Sector Breakdown as of September 30, 2022

% of Net Assets
Information Technology	20.4%
Health Care	17.7
Financials	13.5
Consumer Staples	10.3
Industrials	9.9
Communication Services	9.3
Consumer Discretionary	7.0
Materials	4.1
Utilities	3.9
Energy	2.1
Real Estate	1.6
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	146	$ 12,369	$ 11,322	$ —	$ —	$(5,205)	304	$ 18,486	$ —
State Street Institutional Liquid Reserves Fund, Premier Class	72,351	72,365	2,141,855	2,109,621	(54)	14	104,538	104,559	709
State Street Navigator Securities Lending Portfolio II	589,880	589,880	7,241,310	6,153,695	—	—	1,677,495	1,677,495	3,730
Total		$674,614	$9,394,487	$8,263,316	$(54)	$(5,191)		$1,800,540	$4,439
See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 100.4%
CHINA — 42.4%
111, Inc. ADR (a)	11,767	$ 31,536
360 DigiTech, Inc. ADR	3,549	45,498
360 Security Technology, Inc. Class A	14,400	13,129
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	22,100	54,001
3SBio, Inc. (b)	29,000	20,577
5I5J Holding Group Co., Ltd. Class A	77,200	32,703
9F, Inc. ADR (a)	346	78
AAC Technologies Holdings, Inc. (a)(c)	55,000	86,039
Addsino Co., Ltd. Class A	25,300	35,311
Advanced Technology & Materials Co., Ltd. Class A (a)	42,700	45,340
AECC Aero-Engine Control Co., Ltd. Class A	28,600	100,774
AECC Aviation Power Co., Ltd. Class A	13,100	77,084
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	35,467	38,605
Agile Group Holdings, Ltd. (a)(c)	257,598	60,380
Agora, Inc. ADR (a)	1,573	5,710
Agricultural Bank of China, Ltd. Class H	2,065,703	618,403
Air China, Ltd. Class H (a)	289,414	221,211
Airtac International Group	12,088	278,699
AK Medical Holdings, Ltd. (b)	10,000	9,847
Akeso, Inc. (a)(b)	50,000	138,218
Alibaba Group Holding, Ltd. ADR (a)	131,066	10,483,969
A-Living Smart City Services Co., Ltd. (b)	20,000	15,847
All Winner Technology Co., Ltd. Class A	15,940	43,891
Alpha Group Class A (a)	32,900	20,028
Alphamab Oncology (a)(b)(c)	55,000	42,739
Aluminum Corp. of China, Ltd. Class H	546,304	178,856
Angang Steel Co., Ltd. Class H	277,616	68,609
Anhui Conch Cement Co., Ltd. Class H	136,860	434,122
Anhui Expressway Co., Ltd. Class H	32,000	20,342
Anhui Guangxin Agrochemical Co., Ltd. Class A	33,200	120,009
Anhui Gujing Distillery Co., Ltd. Class B	12,100	178,805
Anhui Honglu Steel Construction Group Co., Ltd. Class A	7,860	36,559
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	84,280	56,863
Security Description	Shares	Value
Anhui Jinhe Industrial Co., Ltd. Class A	13,500	$ 71,731
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	33,600	42,842
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	46,500	56,028
ANTA Sports Products, Ltd.	88,325	936,144
Aotecar New Energy Technology Co., Ltd. Class A (a)	210,800	75,105
Apeloa Pharmaceutical Co., Ltd. Class A	27,100	62,417
Ascentage Pharma Group International (a)(b)	7,900	11,916
Autohome, Inc. ADR	4,309	123,927
Avary Holding Shenzhen Co., Ltd. Class A	9,400	34,163
AVIC Electromechanical Systems Co., Ltd. Class A	41,000	65,217
AviChina Industry & Technology Co., Ltd. Class H	347,000	134,381
AVICOPTER PLC Class A	7,800	43,425
Bafang Electric Suzhou Co., Ltd. Class A	1,800	29,657
BAIC Motor Corp., Ltd. Class H (b)	155,000	33,962
Baidu, Inc. ADR (a)	22,322	2,622,612
Bank of China, Ltd. Class H	5,199,466	1,702,267
Bank of Communications Co., Ltd. Class H	1,806,975	952,990
Bank of Jiangsu Co., Ltd. Class A	107,350	112,031
Bank of Nanjing Co., Ltd. Class A	72,900	107,574
Bank of Ningbo Co., Ltd. Class A	42,260	187,021
Bank of Shanghai Co., Ltd. Class A	59,000	48,414
Baoshan Iron & Steel Co., Ltd. Class A	105,100	77,544
Baozun, Inc. ADR (a)	2,020	12,686
BBMG Corp. Class H	175,000	21,179
Beibuwan Port Co., Ltd. Class A	37,400	36,880
BeiGene, Ltd. ADR (a)	3,117	420,234
Beijing BDStar Navigation Co., Ltd. Class A	12,700	47,083
Beijing Capital International Airport Co., Ltd. Class H (a)	86,000	46,561
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	3,250	4,902
Beijing Easpring Material Technology Co., Ltd. Class A	3,300	30,555
Beijing Enterprises Holdings, Ltd.	62,500	175,560

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Beijing Enterprises Water Group, Ltd.	362,000	$ 83,469
Beijing Jetsen Technology Co., Ltd. Class A (a)	199,400	124,185
Beijing Shiji Information Technology Co., Ltd. Class A	19,492	33,821
Beijing SL Pharmaceutical Co., Ltd. Class A	24,700	28,514
Beijing Tiantan Biological Products Corp., Ltd. Class A	27,107	76,768
Berry Genomics Co., Ltd. Class A (a)	14,200	22,627
Better Life Commercial Chain Share Co., Ltd. Class A	45,600	34,220
BGI Genomics Co., Ltd. Class A	400	2,992
Biem.L.Fdlkk Garment Co., Ltd. Class A	18,460	56,992
Bilibili, Inc. ADR (a)(c)	15,493	237,353
Bit Digital, Inc. (a)(c)	7,551	9,061
Blue Sail Medical Co., Ltd. Class A (a)	22,900	24,991
BOE Technology Group Co., Ltd. Class A	124,100	56,922
BOE Technology Group Co., Ltd. Class B	138,500	59,106
Bosideng International Holdings, Ltd.	154,000	76,314
B-Soft Co., Ltd. Class A	136,710	118,892
BTG Hotels Group Co., Ltd. Class A	18,100	54,306
BYD Co., Ltd. Class H	73,827	1,828,300
BYD Electronic International Co., Ltd. (c)	64,000	154,580
Canaan, Inc. ADR (a)(c)	12,459	40,866
Cango, Inc. ADR (c)	504	1,159
CanSino Biologics, Inc. Class H (b)(c)	4,000	22,701
CECEP Solar Energy Co., Ltd. Class A (a)	88,100	84,403
CETC Digital Technology Co., Ltd. Class A	18,200	41,663
CETC Potevio Science&Technology Co., Ltd. Class A	24,496	64,735
CGN New Energy Holdings Co., Ltd. (c)	110,000	31,529
CGN Nuclear Technology Development Co., Ltd. Class A	42,100	41,928
CGN Power Co., Ltd. Class H (b)	973,000	210,716
Changchun Faway Automobile Components Co., Ltd. Class A	34,490	38,171
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	600	14,337
Security Description	Shares	Value
Changjiang Securities Co., Ltd. Class A	45,700	$ 33,398
ChemPartner PharmaTech Co., Ltd. Class A (a)	2,000	2,682
Chengdu Hongqi Chain Co., Ltd. Class A	69,997	45,656
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	10,300	24,084
Chengtun Mining Group Co., Ltd. Class A	56,200	51,161
Chengxin Lithium Group Co., Ltd. Class A	8,400	55,095
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	76,600	217,901
China Animal Healthcare, Ltd. (d)	305,700	—
China Aoyuan Group, Ltd. (a)(d)	145,000	5,449
China Baoan Group Co., Ltd. Class A	61,900	97,419
China Cinda Asset Management Co., Ltd. Class H	858,600	95,158
China CITIC Bank Corp., Ltd. Class H	852,341	338,769
China Coal Energy Co., Ltd. Class H	92,000	83,446
China Common Rich Renewable Energy Investment, Ltd. (c)(d)	5,962,000	—
China Communications Services Corp., Ltd. Class H	106,000	35,649
China Conch Environment Protection Holdings, Ltd. (a)	119,083	60,983
China Conch Venture Holdings, Ltd.	113,083	180,359
China Construction Bank Corp. Class H	6,514,647	3,767,755
China Dongxiang Group Co., Ltd. (a)	359,000	14,863
China Eastern Airlines Corp., Ltd. Class H (a)(c)	142,000	48,299
China Education Group Holdings, Ltd. (a)	43,000	31,826
China Everbright Bank Co., Ltd. Class A	214,130	84,701
China Everbright Environment Group, Ltd.	310,000	128,740
China Everbright, Ltd.	96,000	55,522
China Evergrande Group (a)(d)	298,000	15,659
China Feihe, Ltd. (b)	130,000	91,084
China Galaxy Securities Co., Ltd. Class A	27,900	35,222
China Galaxy Securities Co., Ltd. Class H	267,600	123,745
China Gas Holdings, Ltd.	200,400	240,228

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
China Great Wall Securities Co., Ltd. Class A	20,200	$ 23,178
China Harmony Auto Holding, Ltd.	47,000	9,041
China International Capital Corp., Ltd. Class H (b)(c)	64,400	93,689
China International Marine Containers Group Co., Ltd. Class H (c)	115,200	73,377
China Jinmao Holdings Group, Ltd.	354,000	72,154
China Kings Resources Group Co., Ltd. Class A	24,308	114,053
China Lesso Group Holdings, Ltd. (a)	102,000	94,985
China Life Insurance Co., Ltd. Class H	721,261	924,328
China Lilang, Ltd.	59,000	25,179
China Literature, Ltd. (a)(b)(c)	8,000	22,675
China Longyuan Power Group Corp., Ltd. Class H	369,637	463,818
China Medical System Holdings, Ltd.	127,000	151,593
China Meheco Co., Ltd. Class A	33,180	56,036
China Meidong Auto Holdings, Ltd.	14,000	22,151
China Mengniu Dairy Co., Ltd. (a)	270,041	1,071,578
China Merchants Bank Co., Ltd. Class A	122,245	577,003
China Merchants Bank Co., Ltd. Class H	288,946	1,343,524
China Merchants Port Holdings Co., Ltd.	327,009	411,162
China Merchants Securities Co., Ltd. Class A	35,266	61,043
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	34,500	79,074
China Minmetals Rare Earth Co., Ltd. Class A (a)	3,200	11,814
China Minsheng Banking Corp., Ltd. Class H (c)	815,720	233,808
China National Accord Medicines Corp., Ltd. Class B	14,100	29,063
China National Building Material Co., Ltd. Class H	312,000	238,872
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	17,200	64,079
China Oilfield Services, Ltd. Class H	108,557	107,729
China Overseas Land & Investment, Ltd.	352,669	918,748
China Overseas Property Holdings, Ltd.	192,361	167,368
Security Description	Shares	Value
China Pacific Insurance Group Co., Ltd. Class A	16,300	$ 46,482
China Pacific Insurance Group Co., Ltd. Class H	220,397	405,985
China Petroleum & Chemical Corp. Class H	1,415,421	607,647
China Power International Development, Ltd.	205,000	81,740
China Railway Group, Ltd. Class H	475,000	232,965
China Resources Beer Holdings Co., Ltd.	141,590	985,731
China Resources Cement Holdings, Ltd.	34,000	15,766
China Resources Gas Group, Ltd.	66,800	212,316
China Resources Land, Ltd.	254,232	1,000,748
China Resources Medical Holdings Co., Ltd.	48,500	26,011
China Resources Power Holdings Co., Ltd.	243,695	378,741
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	10,000	53,877
China Shenhua Energy Co., Ltd. Class H	339,523	1,014,257
China South City Holdings, Ltd. (a)(c)	284,000	14,652
China Southern Airlines Co., Ltd. Class H (a)(c)	186,000	98,096
China State Construction Engineering Corp., Ltd. Class A	149,500	107,997
China Taiping Insurance Holdings Co., Ltd.	93,541	78,766
China Testing & Certification International Group Co., Ltd. Class A	51,542	70,490
China Tourism Group Duty Free Corp., Ltd. Class A	10,500	291,988
China Tower Corp., Ltd. Class H (b)	2,900,000	310,322
China TransInfo Technology Co., Ltd. Class A (a)	26,000	30,307
China Travel International Investment Hong Kong, Ltd. (a)	182,000	31,995
China Vanke Co., Ltd. Class A	50,100	125,300
China Vanke Co., Ltd. Class H	107,200	195,284
China Yangtze Power Co., Ltd. Class A	125,800	401,267
China Yongda Automobiles Services Holdings, Ltd.	75,500	40,492
China Zhenhua Group Science & Technology Co., Ltd. Class A	15,800	257,041
Chinasoft International, Ltd. (a)	148,000	91,064
Chlitina Holding, Ltd.	19,000	93,058

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Chongqing Brewery Co., Ltd. Class A	8,000	$ 125,906
Chongqing Changan Automobile Co., Ltd. Class A	29,354	51,715
Chongqing Changan Automobile Co., Ltd. Class B	143,356	65,926
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	36,662	66,236
Chongqing Gas Group Corp., Ltd. Class A	41,600	46,507
Chongqing Rural Commercial Bank Co., Ltd. Class H	154,000	50,026
Chongqing Zaisheng Technology Corp., Ltd. Class A	5,740	4,275
Chongqing Zhifei Biological Products Co., Ltd. Class A	8,900	107,899
Chongqing Zongshen Power Machinery Co., Ltd. Class A	50,500	42,218
Chow Tai Seng Jewellery Co., Ltd. Class A	22,332	36,337
CIFI Ever Sunshine Services Group, Ltd. (c)	20,000	7,440
CIFI Holdings Group Co., Ltd. (a)	296,376	30,204
CITIC Resources Holdings, Ltd.	2,000	106
CITIC Securities Co., Ltd. Class A	43,575	106,475
CITIC Securities Co., Ltd. Class H	190,850	324,328
CITIC Telecom International Holdings, Ltd.	153,000	49,506
CITIC, Ltd.	450,000	424,209
CMOC Group, Ltd. Class H (c)	303,000	118,500
CMST Development Co., Ltd. Class A	85,900	58,559
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	99,735	96,389
Colour Life Services Group Co., Ltd. (a)(d)	65,000	2,567
Consun Pharmaceutical Group, Ltd.	130,400	55,815
Contemporary Amperex Technology Co., Ltd. Class A	10,312	579,870
COSCO SHIPPING Development Co., Ltd. Class H	934,339	117,835
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (a)	183,215	152,409
COSCO SHIPPING Holdings Co., Ltd. Class A	163,500	252,733
COSCO SHIPPING Holdings Co., Ltd. Class H	114,950	134,867
COSCO SHIPPING Ports, Ltd.	35,619	22,461
Security Description	Shares	Value
Country Garden Holdings Co., Ltd. (a)(c)	600,825	$ 139,301
Country Garden Services Holdings Co., Ltd.	64,865	95,522
CQ Pharmaceutical Holding Co., Ltd. Class A	63,300	42,531
CSC Financial Co., Ltd. Class A	14,100	45,826
CSG Holding Co., Ltd. Class B	142,750	54,737
CSG Smart Science&Technology Co., Ltd. Class A (a)	32,800	29,537
CSPC Pharmaceutical Group, Ltd.	626,320	620,743
CStone Pharmaceuticals (a)(b)(c)	47,500	21,179
CTS International Logistics Corp., Ltd. Class A	53,680	72,209
Daan Gene Co., Ltd. Class A	46,560	108,283
Dada Nexus, Ltd. ADR (a)	868	4,106
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	86,200	66,381
Daqo New Energy Corp. ADR (a)	4,729	251,015
Datang International Power Generation Co., Ltd. Class H (a)	258,000	49,300
Dazhong Transportation Group Co., Ltd. Class B	71,450	17,863
Dazzle Fashion Co., Ltd. Class A	17,184	33,649
Deppon Logistics Co., Ltd. Class A (a)	24,800	57,224
DHC Software Co., Ltd. Class A	72,900	54,503
Digital China Group Co., Ltd. Class A	26,400	59,398
Digital China Information Service Co., Ltd. Class A	30,500	41,285
Do-Fluoride New Materials Co., Ltd. Class A	7,500	37,767
Dongfang Electric Corp., Ltd. Class H	7,400	10,087
Dongfeng Motor Group Co., Ltd. Class H (a)	332,468	177,883
Dongyue Group, Ltd.	90,000	89,772
Double Medical Technology, Inc. Class A	10,000	56,374
East Group Co., Ltd. Class A	26,000	23,705
East Money Information Co., Ltd. Class A	10,284	25,417
Ecovacs Robotics Co., Ltd. Class A	11,700	109,465
Eve Energy Co., Ltd. Class A	7,400	87,814
Everbright Securities Co., Ltd. Class A	26,400	48,696
Evergrande Property Services Group, Ltd. (a)(c)(d)	191,000	13,991

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Fanhua, Inc. ADR	7,306	$ 37,626
Far East Horizon, Ltd. (c)	215,000	145,161
FAW Jiefang Group Co., Ltd. Class A	34,800	35,048
FIH Mobile, Ltd. (a)	164,000	16,923
First Tractor Co., Ltd. Class H (c)	40,000	13,911
Flat Glass Group Co., Ltd. Class A (a)	24,500	112,377
Flat Glass Group Co., Ltd. Class H (a)(c)	19,000	46,230
Focus Media Information Technology Co., Ltd. Class A	82,700	64,033
Foran Energy Group Co., Ltd. Class A	33,170	54,204
Foshan Haitian Flavouring & Food Co., Ltd. Class A	22,468	261,013
Founder Securities Co., Ltd. Class A	45,300	41,620
Foxconn Industrial Internet Co., Ltd. Class A	22,900	27,368
Fufeng Group, Ltd.	83,000	42,399
Fujian Star-net Communication Co., Ltd. Class A	11,700	29,754
Fujian Sunner Development Co., Ltd. Class A	12,700	34,488
Full Truck Alliance Co., Ltd. ADR (a)(c)	30,600	200,430
Fuyao Glass Industry Group Co., Ltd. Class A	15,600	78,359
Ganfeng Lithium Co., Ltd. Class A	13,780	144,659
Ganfeng Lithium Co., Ltd. Class H (b)(c)	18,000	119,810
Gaotu Techedu, Inc. ADR (a)	38,289	46,330
GCL New Energy Holdings, Ltd. (a)	72,822	798
GCL System Integration Technology Co., Ltd. Class A (a)	65,500	29,033
GCL Technology Holdings, Ltd. (a)	229,000	70,014
GDS Holdings, Ltd. ADR (a)	4,678	82,613
Geely Automobile Holdings, Ltd.	408,709	563,349
Genimous Technology Co., Ltd. Class A (a)	40,000	28,952
Genscript Biotech Corp. (a)	90,000	196,741
Getein Biotech, Inc. Class A	28,728	46,583
GF Securities Co., Ltd. Class H	82,800	90,185
Giant Network Group Co., Ltd. Class A	20,000	21,068
GigaDevice Semiconductor, Inc. Class A	5,328	70,064
Ginlong Technologies Co., Ltd. Class A (a)	2,800	86,779
GoerTek, Inc. Class A	23,900	88,839
Security Description	Shares	Value
Goke Microelectronics Co., Ltd. Class A	8,200	$ 75,983
Golden Solar New Energy Technology Holdings, Ltd. (a)(c)	52,000	51,404
GoldenHome Living Co., Ltd. Class A	16,048	57,874
Goldenmax International Group, Ltd. Class A	31,500	33,801
GOME Retail Holdings, Ltd. (a)(c)	1,212,322	22,702
Goodbaby International Holdings, Ltd. (a)	173,000	16,749
Gotion High-tech Co., Ltd. Class A	2,100	8,993
Grandblue Environment Co., Ltd. Class A	17,628	46,733
Great Wall Motor Co., Ltd. Class H	264,492	303,917
Greattown Holdings, Ltd. Class A (a)	43,900	19,520
Gree Real Estate Co., Ltd. Class A	60,100	43,163
Greentown China Holdings, Ltd.	79,500	149,482
Grinm Advanced Materials Co., Ltd. Class A	26,600	50,184
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (a)	120,700	144,248
Guangdong Haid Group Co., Ltd. Class A	9,100	76,944
Guangdong Hongda Holdings Group Co., Ltd. Class A	18,500	68,170
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	57,300	32,953
Guangdong Investment, Ltd.	260,000	208,334
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,400	17,385
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	32,000	79,538
Guangshen Railway Co., Ltd. Class H (a)	36,500	4,975
Guangzhou Automobile Group Co., Ltd. Class H	270,844	193,216
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	46,000	99,385
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	5,900	62,168
Guangzhou Haige Communications Group, Inc. Co. Class A	30,600	33,351
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	8,192	72,829

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Guangzhou R&F Properties Co., Ltd. Class H (a)(c)	174,576	$ 29,578
Guangzhou Restaurant Group Co., Ltd. Class A	14,200	43,043
Guangzhou Tinci Materials Technology Co., Ltd. Class A	10,920	67,488
Guizhou Panjiang Refined Coal Co., Ltd. Class A	94,084	111,911
Guocheng Mining Co., Ltd. Class A (a)	36,900	85,041
Guolian Securities Co., Ltd. Class A	1,500	1,839
Guomai Technologies, Inc. Class A	46,600	31,441
Guosen Securities Co., Ltd. Class A	33,900	40,894
Guosheng Financial Holding, Inc. Class A (a)	1,900	2,033
Guotai Junan Securities Co., Ltd. Class A	30,600	58,675
H World Group, Ltd. ADR	12,646	424,147
Haidilao International Holding, Ltd. (a)(b)(c)	54,000	105,938
Haier Smart Home Co., Ltd. Class A	28,600	99,370
Haier Smart Home Co., Ltd. Class H	153,498	470,277
Hainan Strait Shipping Co., Ltd. Class A	88,375	61,114
Haisco Pharmaceutical Group Co., Ltd. Class A	16,200	43,538
Haitian International Holdings, Ltd. (a)	55,000	104,536
Haitong Securities Co., Ltd. Class A	23,600	28,668
Haitong Securities Co., Ltd. Class H	256,400	135,877
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	40,300	107,404
Hangcha Group Co., Ltd. Class A	35,860	62,423
Hangjin Technology Co., Ltd. Class A	4,600	20,235
Hangzhou Chang Chuan Technology Co., Ltd. Class A	11,300	90,379
Hangzhou Oxygen Plant Group Co., Ltd. Class A	21,100	101,487
Hangzhou Robam Appliances Co., Ltd. Class A	12,900	41,491
Hangzhou Silan Microelectronics Co., Ltd. Class A	16,900	75,976
Hangzhou Tigermed Consulting Co., Ltd. Class A	11,200	143,245
Han's Laser Technology Industry Group Co., Ltd. Class A	9,400	34,361
Security Description	Shares	Value
Hansoh Pharmaceutical Group Co., Ltd. (b)	40,000	$ 63,287
Harbin Boshi Automation Co., Ltd. Class A	33,389	66,880
Health & Happiness H&H International Holdings, Ltd.	18,500	17,393
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	3,200	10,696
Hefei Meiya Optoelectronic Technology, Inc. Class A	13,350	42,845
Hello Group, Inc. ADR	11,673	53,929
Henan Lingrui Pharmaceutical Co. Class A	35,800	57,950
Henan Shuanghui Investment & Development Co., Ltd. Class A	18,200	62,444
Henan Yicheng New Energy Co., Ltd. Class A (a)	26,000	17,104
Henan Yuguang Gold & Lead Co., Ltd. Class A	30,600	22,405
Hengan International Group Co., Ltd.	64,500	288,405
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	40,200	111,592
Hengli Petrochemical Co., Ltd. Class A	26,100	61,945
Hexing Electrical Co., Ltd. Class A	19,400	40,492
Hisense Home Appliances Group Co., Ltd. Class A	37,000	58,179
Hua Hong Semiconductor, Ltd. (a)(b)	35,000	80,077
Huabao Flavours & Fragrances Co., Ltd. Class A	1,700	5,394
Huadian Power International Corp., Ltd. Class H (c)	156,000	57,035
Huadong Medicine Co., Ltd. Class A	15,300	86,102
Huafon Chemical Co., Ltd. Class A	58,600	53,675
Hualan Biological Engineering, Inc. Class A	18,844	48,001
Huaneng Power International, Inc. Class H (a)	476,472	207,587
Huangshan Tourism Development Co., Ltd. Class B	50,800	36,017
Huatai Securities Co., Ltd. Class A	52,000	88,403
Huatai Securities Co., Ltd. Class H (b)	55,000	60,536
Huayu Automotive Systems Co., Ltd. Class A	16,400	38,003
Hubei Biocause Pharmaceutical Co., Ltd. Class A	49,600	21,081
Hubei Dinglong Co., Ltd. Class A	6,000	19,778

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Huizhou Desay Sv Automotive Co., Ltd. Class A	10,900	$ 210,916
Hunan Aihua Group Co., Ltd. Class A	14,200	55,671
Hundsun Technologies, Inc. Class A	17,818	84,702
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia Class A	49,200	90,199
HUYA, Inc. ADR (a)	4,270	9,479
Hytera Communications Corp., Ltd. Class A (a)	32,300	20,298
HyUnion Holding Co., Ltd. Class A (a)	19,900	21,019
Iflytek Co., Ltd. Class A	12,800	58,927
IKD Co., Ltd. Class A	27,200	69,363
I-Mab ADR (a)(c)	1,256	5,037
Industrial & Commercial Bank of China, Ltd. Class H	4,945,028	2,318,208
Industrial Bank Co., Ltd. Class A	103,600	241,956
INESA Intelligent Tech, Inc. Class B	410,400	167,443
Ingdan, Inc. (a)(b)(c)	3,000	596
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	145,900	80,429
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	21,900	101,311
Inner Mongolia Yitai Coal Co., Ltd. Class B	165,581	249,531
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	44,300	46,169
InnoCare Pharma, Ltd. (a)(b)	31,000	31,435
Innovent Biologics, Inc. (a)(b)	64,500	200,897
Intco Medical Technology Co., Ltd. Class A	5,980	16,717
iQIYI, Inc. ADR (a)(c)	18,297	49,585
IReader Technology Co., Ltd. Class A	19,000	35,499
JA Solar Technology Co., Ltd. Class A	15,760	141,570
Jason Furniture Hangzhou Co., Ltd. Class A	11,010	61,682
JD Health International, Inc. (a)(b)	34,500	198,213
JD.com, Inc. ADR	72,872	3,665,462
JD.com, Inc. Class A	13,681	346,125
Jiajiayue Group Co., Ltd. Class A (a)	17,900	27,092
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	260,600	110,759
Jiangsu Eastern Shenghong Co., Ltd. Class A	17,600	43,005
Jiangsu Expressway Co., Ltd. Class H	276,299	207,315
Security Description	Shares	Value
Jiangsu GoodWe Power Supply Technology Co., Ltd. Class A	2,197	$ 87,222
Jiangsu Guotai International Group Co., Ltd. Class A	108,800	126,821
Jiangsu Hengli Hydraulic Co., Ltd. Class A	11,782	74,832
Jiangsu Hengrui Medicine Co., Ltd. Class A	37,456	184,413
Jiangsu Hoperun Software Co., Ltd. Class A (a)	17,500	39,496
Jiangsu King's Luck Brewery JSC, Ltd. Class A	10,200	65,643
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	55,400	36,679
Jiangsu Shagang Co., Ltd. Class A	91,900	48,856
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	7,600	168,595
Jiangsu Yangnong Chemical Co., Ltd. Class A	7,800	109,421
Jiangsu Yoke Technology Co., Ltd. Class A	27,500	237,192
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	16,497	66,667
Jiangsu Zhongnan Construction Group Co., Ltd. Class A (a)	43,500	14,156
Jiangxi Copper Co., Ltd. Class H	205,578	237,793
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	22,100	77,468
Jiangxi Zhengbang Technology Co., Ltd. Class A (a)	20,800	13,042
Jinke Properties Group Co., Ltd. Class A (a)	77,400	22,691
JinkoSolar Holding Co., Ltd. ADR (a)(c)	2,805	155,369
Jinneng Science&Technology Co., Ltd. Class A	26,400	34,439
JiuGui Liquor Co., Ltd. Class A	400	7,050
Jizhong Energy Resources Co., Ltd. Class A	138,500	140,848
JL Mag Rare-Earth Co., Ltd. Class A	3,200	14,835
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	31,600	46,630
Joinn Laboratories China Co., Ltd. Class A	20,623	163,470
Jointown Pharmaceutical Group Co., Ltd. Class A	23,400	37,550
Joy City Property, Ltd. (a)	80,000	2,395
Joyoung Co., Ltd. Class A	22,400	46,408
JOYY, Inc. ADR	3,099	80,574
Juewei Food Co., Ltd. Class A	8,200	57,625
JW Cayman Therapeutics Co., Ltd. (a)(b)	27,000	10,869

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Kama Co., Ltd. Class B (a)	184,549	$ 82,862
Kandi Technologies Group, Inc. (a)(c)	4,347	9,172
Kanzhun, Ltd. ADR (a)	6,700	113,096
KE Holdings, Inc. ADR (a)	35,269	617,913
Keshun Waterproof Technologies Co., Ltd. Class A (a)	6,220	8,306
Kingboard Holdings, Ltd.	79,200	223,982
KingClean Electric Co., Ltd. Class A	19,440	90,067
Kingdee International Software Group Co., Ltd. (a)	174,000	227,865
Kingsoft Cloud Holdings, Ltd. ADR (a)(c)	432	860
Kingsoft Corp., Ltd.	77,200	205,541
Kintor Pharmaceutical, Ltd. (a)(b)(c)	26,000	36,897
Konka Group Co., Ltd. Class B	290,100	73,173
Koolearn Technology Holding, Ltd. (a)(b)(c)	42,500	159,445
Kuaishou Technology (a)(b)	90,394	586,705
Kuang-Chi Technologies Co., Ltd. Class A (a)	32,000	66,656
Kunlun Energy Co., Ltd.	324,000	234,026
Kunshan Kersen Science & Technology Co., Ltd. Class A (a)	38,500	36,074
Kweichow Moutai Co., Ltd. Class A	6,771	1,778,430
KWG Group Holdings, Ltd. (a)	134,951	16,676
KWG Living Group Holdings, Ltd.	62,416	8,349
LB Group Co., Ltd. Class A	4,600	10,163
Lee & Man Paper Manufacturing, Ltd.	165,000	52,969
Lenovo Group, Ltd.	557,703	387,910
Lens Technology Co., Ltd. Class A	7,900	10,228
LexinFintech Holdings, Ltd. ADR (a)	5,706	9,643
Li Auto, Inc. ADR (a)	25,155	578,817
Li Ning Co., Ltd.	174,757	1,337,966
Lier Chemical Co., Ltd. Class A	6,260	16,596
Lifetech Scientific Corp. (a)	182,000	60,513
Lingyi iTech Guangdong Co. Class A (a)	39,600	24,718
Livzon Pharmaceutical Group, Inc. Class H	30,997	77,711
Lizhong Sitong Light Alloys Group Co., Ltd. Class A	5,800	20,949
Longfor Group Holdings, Ltd. (b)	101,000	290,137
LONGi Green Energy Technology Co., Ltd. Class A (a)	55,012	369,697
Lu Thai Textile Co., Ltd. Class B	51,000	30,211
Security Description	Shares	Value
Luenmei Quantum Co., Ltd. Class A	31,100	$ 30,886
Lufax Holding, Ltd. ADR	9,663	24,544
Luokung Technology Corp. (a)	60,854	11,118
Luoyang Glass Co., Ltd. Class H (a)(c)	42,000	47,083
Lushang Health Industry Development Co., Ltd. Class A	300	324
Luxshare Precision Industry Co., Ltd. Class A	47,308	195,094
Luye Pharma Group, Ltd. (a)(b)(c)	155,000	43,045
Luzhou Laojiao Co., Ltd. Class A	8,900	287,955
Maanshan Iron & Steel Co., Ltd. Class A	188,600	71,163
Mango Excellent Media Co., Ltd. Class A	1,400	4,896
Markor International Home Furnishings Co., Ltd. Class A (a)	80,900	31,206
Maxscend Microelectronics Co., Ltd. Class A	2,592	32,144
Mayinglong Pharmaceutical Group Co., Ltd. Class A	17,400	49,985
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	41,200	24,677
Meituan Class B (a)(b)	290,838	6,135,463
Metallurgical Corp. of China, Ltd. Class H	331,000	53,973
Microport Scientific Corp. (a)	56,563	97,419
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	8,500	149,561
Ming Yuan Cloud Group Holdings, Ltd. (c)	38,000	22,510
Minth Group, Ltd.	58,000	128,414
MLS Co., Ltd. Class A	27,200	31,591
Montnets Cloud Technology Group Co., Ltd. Class A (a)	18,300	25,105
Muyuan Foods Co., Ltd. Class A	30,914	236,414
NanJi E-Commerce Co., Ltd. Class A	34,100	21,285
Nanjing Hanrui Cobalt Co., Ltd. Class A	1,000	6,151
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	18,647	43,524
NARI Technology Co., Ltd. Class A	40,280	140,517
NAURA Technology Group Co., Ltd. Class A	700	27,336
NavInfo Co., Ltd. Class A	23,900	38,687
NetDragon Websoft Holdings, Ltd.	45,500	82,886

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
NetEase, Inc. ADR	29,028	$ 2,194,517
New China Life Insurance Co., Ltd. Class A	9,000	34,010
New China Life Insurance Co., Ltd. Class H	60,600	115,643
New Hope Liuhe Co., Ltd. Class A (a)	28,700	55,958
New Oriental Education & Technology Group, Inc. ADR (a)	11,942	286,250
Newborn Town, Inc. (a)(c)	118,000	24,051
Newland Digital Technology Co., Ltd. Class A	18,899	32,103
Ningbo Huaxiang Electronic Co., Ltd. Class A	21,000	35,642
Ningbo Orient Wires & Cables Co., Ltd. Class A	2,400	23,474
Ningbo Sanxing Medical Electric Co., Ltd. Class A	37,100	59,534
Ningbo Tuopu Group Co., Ltd. Class A	23,800	246,374
Ningbo Xusheng Auto Technology Co., Ltd. Class A	13,920	70,604
NIO, Inc. ADR (a)	99,706	1,572,364
Niu Technologies ADR (a)	2,952	12,103
Noah Holdings, Ltd. ADR (a)	2,192	28,956
Nongfu Spring Co., Ltd. Class H (b)	47,800	277,365
Offcn Education Technology Co., Ltd. Class A (a)	23,300	13,237
Offshore Oil Engineering Co., Ltd. Class A	25,500	15,917
Oppein Home Group, Inc. Class A	10,380	165,415
Orient Securities Co., Ltd. Class A	40,856	44,070
PCI Technology Group Co., Ltd. Class A	44,990	35,088
People's Insurance Co. Group of China, Ltd. Class A (a)	21,800	15,320
People's Insurance Co. Group of China, Ltd. Class H (a)	427,000	124,022
Perfect World Co., Ltd. Class A	17,000	29,616
PetroChina Co., Ltd. Class H	805,208	330,293
Pharmaron Beijing Co., Ltd. Class A	9,100	68,992
PhiChem Corp. Class A	9,900	23,218
PICC Property & Casualty Co., Ltd. Class H	642,433	666,175
Pinduoduo, Inc. ADR (a)	32,959	2,062,574
Ping An Bank Co., Ltd. Class A	117,800	195,641
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	27,800	52,413
Ping An Insurance Group Co. of China, Ltd. Class A	36,300	211,716
Ping An Insurance Group Co. of China, Ltd. Class H	412,682	2,060,808
Security Description	Shares	Value
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	98,200	$ 187,883
Poly Developments & Holdings Group Co., Ltd. Class A	50,100	126,495
Poly Property Group Co., Ltd.	228,155	40,691
Pop Mart International Group, Ltd. (b)(c)	19,200	35,319
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	330,000	194,639
Pylon Technologies Co., Ltd. Class A	1,778	99,759
Qianhe Condiment & Food Co., Ltd. Class A	28,248	59,752
Qingdao East Steel Tower Stock Co., Ltd. Class A	46,600	53,992
Qudian, Inc. ADR (a)	10,524	9,472
Rainbow Digital Commercial Co., Ltd. Class A	29,100	25,756
Red Avenue New Materials Group Co., Ltd. Class A	2,100	8,268
RLX Technology, Inc. ADR (a)(c)	48,905	51,350
Roshow Technology Co., Ltd. Class A (a)	22,300	30,342
SAIC Motor Corp., Ltd. Class A	32,300	64,789
Sailun Group Co., Ltd. Class A	67,800	96,244
Sany Heavy Industry Co., Ltd. Class A	40,800	79,435
Satellite Chemical Co., Ltd. Class A	39,851	118,896
Seazen Group, Ltd. (a)	120,952	28,351
Seazen Holdings Co., Ltd. Class A (a)	14,000	34,327
SF Holding Co., Ltd. Class A	13,500	89,417
Shaanxi Coal Industry Co., Ltd. Class A	59,100	188,761
Shandong Chenming Paper Holdings, Ltd. Class H (a)	47,350	13,089
Shandong Dawn Polymer Co., Ltd. Class A	6,100	16,026
Shandong Denghai Seeds Co., Ltd. Class A	3,400	9,104
Shandong Gold Mining Co., Ltd. Class A	32,960	79,197
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	15,700	50,871
Shandong Hi-Speed New Energy Group, Ltd. (a)(c)	450,400	3,041
Shandong Linglong Tyre Co., Ltd. Class A	14,800	37,783
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	117,300	81,116
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	172,000	231,381

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	50,700	$ 128,081
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (a)	22,360	29,388
Shang Gong Group Co., Ltd. Class B	156,000	54,444
Shanghai AtHub Co., Ltd. Class A	21,220	63,162
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	28,736	108,589
Shanghai Baosight Software Co., Ltd. Class A	13,143	67,824
Shanghai Baosight Software Co., Ltd. Class B	65,590	190,867
Shanghai Belling Co., Ltd. Class A	18,300	43,843
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	111,000	67,377
Shanghai Daimay Automotive Interior Co., Ltd. Class A	28,988	58,146
Shanghai Electric Group Co., Ltd. Class H (a)	338,418	67,253
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	37,551	52,356
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	10,900	45,195
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	27,000	65,489
Shanghai Fudan Microelectronics Group Co., Ltd. Class H	30,000	137,199
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	143,000	53,922
Shanghai Haixin Group Co. Class B	184,713	56,153
Shanghai Haohai Biological Technology Co., Ltd. Class H (b)(c)	8,900	28,628
Shanghai Henlius Biotech, Inc. Class H (a)(b)(c)	1,400	2,033
Shanghai Industrial Holdings, Ltd.	36,000	38,981
Shanghai International Airport Co., Ltd. Class A (a)	13,200	106,983
Shanghai International Port Group Co., Ltd. Class A	101,400	79,082
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	111,396	67,952
Shanghai Jinjiang International Travel Co., Ltd. Class B	50,274	65,959
Security Description	Shares	Value
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	24,100	$ 35,968
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	8,177	57,911
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	252,300	148,100
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	152,764	119,614
Shanghai M&G Stationery, Inc. Class A	8,396	53,102
Shanghai Mechanical & Electrical Industry Co., Ltd. Class B	48,484	49,357
Shanghai Medicilon, Inc. Class A	2,605	81,667
Shanghai New Power Automotive Technology Co., Ltd. Class B	177,300	71,097
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	17,400	40,296
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	53,000	73,188
Shanghai Pudong Development Bank Co., Ltd. Class A	73,600	72,680
Shanghai Putailai New Energy Technology Co., Ltd. Class A	20,480	160,297
Shanghai RAAS Blood Products Co., Ltd. Class A	42,500	31,774
Shanghai Runda Medical Technology Co., Ltd. Class A (a)	29,300	42,496
Shanghai Wanye Enterprises Co., Ltd. Class A	28,800	78,412
Shanghai Yaoji Technology Co., Ltd. Class A	6,300	11,029
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	19,300	28,128
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	136,900	33,130
Shanxi Blue Flame Holding Co., Ltd. Class A	41,000	50,724
Shanxi Coking Coal Energy Group Co., Ltd. Class A	66,570	139,879
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	37,500	88,790
Shanxi Meijin Energy Co., Ltd. Class A	36,400	49,067
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	10,300	437,607
Shengda Resources Co., Ltd. Class A (a)	20,200	28,363
Shengyi Technology Co., Ltd. Class A	20,200	37,118

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	300	$ 3,823
Shenzhen Agricultural Products Group Co., Ltd. Class A	71,000	51,688
Shenzhen Aisidi Co., Ltd. Class A	50,800	59,856
Shenzhen Capchem Technology Co., Ltd. Class A	3,680	21,618
Shenzhen Das Intellitech Co., Ltd. Class A (a)	116,283	47,791
Shenzhen Expressway Corp., Ltd. Class H	29,000	21,205
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	38,400	48,962
Shenzhen Gas Corp., Ltd. Class A	46,000	43,876
Shenzhen Gongjin Electronics Co., Ltd. Class A	28,200	31,645
Shenzhen H&T Intelligent Control Co., Ltd. Class A	22,400	46,125
Shenzhen Huaqiang Industry Co., Ltd. Class A	21,000	35,142
Shenzhen Investment, Ltd.	256,197	38,838
Shenzhen Kangtai Biological Products Co., Ltd. Class A	5,020	21,343
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	14,100	19,462
Shenzhen Kinwong Electronic Co., Ltd. Class A	12,420	33,658
Shenzhen Megmeet Electrical Co., Ltd. Class A	14,100	57,119
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,700	155,180
Shenzhen MTC Co., Ltd. Class A (a)	130,100	59,492
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	92,593	41,951
Shenzhen SC New Energy Technology Corp. Class A	600	9,697
Shenzhen Senior Technology Material Co., Ltd. Class A	11,740	32,968
Shenzhen Sunlord Electronics Co., Ltd. Class A	13,400	37,254
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	16,700	23,542
Shenzhen World Union Group, Inc. Class A (a)	14,800	5,937
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (a)	15,500	10,697
Shenzhen Ysstech Info-tech Co., Ltd. Class A	134,500	133,007
Shenzhou International Group Holdings, Ltd.	41,587	325,018
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	53,800	41,204
Security Description	Shares	Value
Shimao Group Holdings, Ltd. (a)(d)	139,500	$ 39,274
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	12,600	38,953
Sichuan New Energy Power Co., Ltd. (a)	14,700	38,827
Sichuan Yahua Industrial Group Co., Ltd. Class A	3,600	12,836
Sinofibers Technology Co., Ltd. Class A	1,900	12,180
Sinoma Science & Technology Co., Ltd. Class A	22,600	63,148
Sino-Ocean Group Holding, Ltd. (a)	652,711	68,182
Sinopec Oilfield Service Corp. Class A (a)	140,900	36,366
Sinopec Oilfield Service Corp. Class H (a)	6,000	348
Sinopec Shanghai Petrochemical Co., Ltd. Class H	474,878	62,310
Sinopharm Group Co., Ltd. Class H	94,800	190,085
Sinotrans, Ltd. Class H	181,000	45,654
Sinotruk Hong Kong, Ltd.	27,000	22,598
SITC International Holdings Co., Ltd.	150,000	277,456
Skshu Paint Co., Ltd. Class A (a)	14,719	180,840
Skyworth Digital Co., Ltd. Class A	32,700	73,297
Smoore International Holdings, Ltd. (b)(c)	99,000	118,423
Sohu.com, Ltd. ADR (a)(c)	3,515	56,474
SooChow Securities Co., Ltd. Class A	47,590	41,121
South Manganese Investment, Ltd. (a)(c)	420,000	37,988
State Grid Information & Communication Co., Ltd. Class A	6,300	10,825
STO Express Co., Ltd. Class A (a)	19,294	34,506
Sun Art Retail Group, Ltd.	179,500	38,416
Sunac China Holdings, Ltd. (a)(d)	222,000	64,763
Sunac Services Holdings, Ltd. (b)(c)	8,751	2,196
Sungrow Power Supply Co., Ltd. Class A	12,800	198,612
Suning Universal Co., Ltd. Class A (a)	82,000	35,426
Sunny Optical Technology Group Co., Ltd.	54,629	522,984
Sunresin New Materials Co., Ltd. Class A	2,450	25,042
Sunward Intelligent Equipment Co., Ltd. Class A (a)	70,600	59,220

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sunwoda Electronic Co., Ltd. Class A	17,400	$ 56,819
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	14,800	48,059
Suzhou Maxwell Technologies Co., Ltd. Class A	864	58,652
Taiji Computer Corp., Ltd. Class A	15,679	37,080
TAL Education Group ADR (a)	32,807	162,067
TCL Electronics Holdings, Ltd. (a)	102,000	35,733
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	23,900	150,055
Tencent Holdings, Ltd.	426,496	14,473,883
Tencent Music Entertainment Group ADR (a)	14,812	60,137
Tianma Microelectronics Co., Ltd. Class A	21,900	26,142
Tianneng Power International, Ltd. (c)	74,000	64,668
Tianshui Huatian Technology Co., Ltd. Class A	49,400	56,127
Tibet Summit Resources Co., Ltd. Class A (a)	8,900	27,839
Times China Holdings, Ltd. (a)(c)	35,000	3,745
Tingyi Cayman Islands Holding Corp.	246,383	424,977
Tong Ren Tang Technologies Co., Ltd. Class H	104,000	60,678
Tongcheng Travel Holdings, Ltd. (a)	39,600	77,688
TongFu Microelectronics Co., Ltd. Class A (a)	27,600	58,381
Tongwei Co., Ltd. Class A	27,400	180,485
Topchoice Medical Corp. Class A (a)	7,800	140,045
TravelSky Technology, Ltd. Class H	78,000	119,436
Trip.com Group, Ltd. ADR (a)	31,304	854,912
Tsingtao Brewery Co., Ltd. Class H	48,000	455,241
Tuya, Inc. ADR (a)(c)	7,551	7,020
Unigroup Guoxin Microelectronics Co., Ltd. Class A	10,599	214,087
Uni-President China Holdings, Ltd.	149,000	125,086
Unisplendour Corp., Ltd. Class A	19,320	42,981
Universal Scientific Industrial Shanghai Co., Ltd. Class A	20,200	42,728
Up Fintech Holding, Ltd. ADR (a)(c)	13,347	43,912
Uxin, Ltd. ADR (a)(c)	42,608	25,565
Valiant Co., Ltd. Class A	22,900	46,833
Security Description	Shares	Value
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	4,500	$ 5,262
Vipshop Holdings, Ltd. ADR (a)	32,290	271,559
Visionox Technology, Inc. Class A (a)	30,400	23,794
Visual China Group Co., Ltd. Class A	21,300	29,579
Viva Biotech Holdings (a)(b)(c)	21,500	3,643
Vnet Group, Inc. ADR (a)	8,024	44,132
Walvax Biotechnology Co., Ltd. Class A	6,400	33,306
Wangneng Environment Co., Ltd. Class A	20,000	50,272
Wanhua Chemical Group Co., Ltd. Class A	14,500	187,322
Want Want China Holdings, Ltd.	786,287	513,848
Wasu Media Holding Co., Ltd. Class A	34,000	31,858
Weibo Corp. ADR (a)	3,360	57,456
Weichai Power Co., Ltd. Class A	102,900	138,852
Weichai Power Co., Ltd. Class H	42,000	39,860
Weimob, Inc. (a)(b)(c)	165,000	58,434
West China Cement, Ltd. (a)	310,000	31,593
Westone Information Industry, Inc. Class A	10,100	38,960
Will Semiconductor Co., Ltd. Shanghai Class A	6,755	75,925
Wingtech Technology Co., Ltd. Class A	2,200	14,711
Winning Health Technology Group Co., Ltd. Class A	83,600	82,555
Wuhan Guide Infrared Co., Ltd. Class A	55,994	91,266
Wuliangye Yibin Co., Ltd. Class A	22,744	539,891
WUS Printed Circuit Kunshan Co., Ltd. Class A	22,350	31,225
Wushang Group Co., Ltd. Class A	1,000	1,442
WuXi AppTec Co., Ltd. Class A	25,740	258,839
Wuxi Biologics Cayman, Inc. (a)(b)	224,280	1,354,268
Wuxi Shangji Automation Co., Ltd. Class A	15,382	291,063
Wuxi Taiji Industry Co., Ltd. Class A	40,200	32,310
X Financial ADR (a)	5,643	12,584
XD, Inc. (a)(c)	30,800	62,778
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	20,900	22,427
Xiamen Faratronic Co., Ltd. Class A	7,800	175,789
Xiamen Intretech, Inc. Class A	14,360	37,727

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Xiamen ITG Group Corp., Ltd. Class A	42,100	$ 37,676
Xiamen Jihong Technology Co., Ltd. Class A (a)	9,900	16,011
Xiamen Kingdomway Group Co. Class A	20,100	52,864
Xianhe Co., Ltd. Class A	1,000	3,229
Xiaomi Corp. Class B (a)(b)	830,243	947,652
Xilinmen Furniture Co., Ltd. Class A	24,600	111,386
Xinhuanet Co., Ltd. Class A	14,900	33,649
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	28,900	45,970
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	25,259	29,314
Xinjiang Xintai Natural Gas Co., Ltd. Class A	20,292	62,990
Xinte Energy Co., Ltd. Class H	24,000	50,997
Xinyi Glass Holdings, Ltd.	262,721	382,205
Xinyi Solar Holdings, Ltd.	292,228	309,356
XPeng, Inc. ADR (a)(c)	14,357	171,566
Xtep International Holdings, Ltd.	102,965	109,525
Yadea Group Holdings, Ltd. (b)	80,000	128,409
Yangzijiang Shipbuilding Holdings, Ltd.	253,400	181,896
Yankuang Energy Group Co., Ltd. Class H (c)	162,882	592,400
Yantai Changyu Pioneer Wine Co., Ltd. Class B	29,153	42,783
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	37,400	71,714
Yantai Eddie Precision Machinery Co., Ltd. Class A	22,281	44,661
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	9,300	42,566
Yantai Zhenghai Magnetic Material Co., Ltd. Class A (a)	17,800	30,835
Yatsen Holding, Ltd. ADR (a)(c)	16,912	18,434
Yeahka, Ltd. (a)(c)	8,000	18,059
YGSOFT, Inc. Class A	61,118	48,009
Yidu Tech, Inc. (a)(b)(c)	33,200	20,385
Yifan Pharmaceutical Co., Ltd. Class A (a)	23,300	34,186
Yifeng Pharmacy Chain Co., Ltd. Class A	13,798	96,307
Yihai International Holding, Ltd. (a)	20,000	42,294
Yixintang Pharmaceutical Group Co., Ltd. Class A	12,600	42,736
Yonyou Network Technology Co., Ltd. Class A	22,620	55,843
Youdao, Inc. ADR (a)	7,551	29,675
YTO Express Group Co., Ltd. Class A	28,100	81,787
Yum China Holdings, Inc.	31,732	1,501,876
Security Description	Shares	Value
Yunda Holding Co., Ltd. Class A	23,030	$ 50,556
Yunnan Energy New Material Co., Ltd. Class A	9,200	224,698
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	96,900	131,300
Zai Lab, Ltd. ADR (a)	5,020	171,684
ZBOM Home Collection Co., Ltd. Class A	700	2,293
Zhaojin Mining Industry Co., Ltd. Class H (a)	62,500	42,676
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	136,418	71,374
Zhejiang Crystal-Optech Co., Ltd. Class A	22,300	33,376
Zhejiang Dahua Technology Co., Ltd. Class A	18,700	33,706
Zhejiang Dingli Machinery Co., Ltd. Class A	11,220	57,114
Zhejiang Expressway Co., Ltd. Class H	186,000	126,766
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	42,700	40,669
Zhejiang Huayou Cobalt Co., Ltd. Class A	3,670	33,121
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	16,636	60,578
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	14,080	47,578
Zhejiang Jingu Co., Ltd. Class A (a)	8,500	7,881
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	30,360	40,755
Zhejiang Jinke Tom Culture Industry Co., Ltd. Class A (a)	88,600	37,532
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	37,100	84,305
Zhejiang Medicine Co., Ltd. Class A	23,300	44,285
Zhejiang Meida Industrial Co., Ltd. Class A	36,400	58,563
Zhejiang Narada Power Source Co., Ltd. Class A (a)	25,600	71,207
Zhejiang NHU Co., Ltd. Class A	19,324	60,147
Zhejiang Semir Garment Co., Ltd. Class A	28,300	18,975
Zhejiang Shibao Co., Ltd. Class A (a)	59,100	71,293
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	700	1,688
Zhejiang Supor Co., Ltd. Class A (a)	8,390	54,288
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	37,900	50,823

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Zhejiang Yasha Decoration Co., Ltd. Class A	70,900	$ 43,559
Zhejiang Yongtai Technology Co., Ltd. Class A	33,607	108,234
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	39,200	39,201
Zhihu, Inc. ADR (a)(c)	8,305	8,803
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)(c)	18,700	41,927
Zhongsheng Group Holdings, Ltd.	44,500	177,719
Zhongtian Financial Group Co., Ltd. Class A (a)	97,800	19,343
Zhuzhou CRRC Times Electric Co., Ltd.	62,100	261,061
Zijin Mining Group Co., Ltd. Class H	792,506	772,325
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	89,600	69,627
ZTE Corp. Class A	9,900	29,717
ZTE Corp. Class H	78,440	140,694
ZTO Express Cayman, Inc. ADR	35,424	851,239
		142,146,669
HONG KONG — 0.4%
CT Environmental Group Ltd (c)(d)	438,000	—
Alibaba Pictures Group, Ltd. (a)	930,107	47,987
China Fiber Optic Network System Group, Ltd. (d)	686,800	—
China First Capital Group, Ltd. (a)	66,800	809
China High Speed Transmission Equipment Group Co., Ltd. (a)	8,000	3,608
China Huishan Dairy Holdings Co., Ltd. (d)	549,000	—
China Investment Fund Co., Ltd. (a)	24,000	12,077
Chongsing Holdings,Ltd. (d)	2,260,000	—
Citychamp Watch & Jewellery Group, Ltd. (a)	340,000	48,943
Comba Telecom Systems Holdings, Ltd. (c)	257,847	40,402
Digital China Holdings, Ltd.	109,000	43,739
Fullshare Holdings, Ltd. (a)(c)	31,100	907
Guotai Junan International Holdings, Ltd.	18,000	1,330
Hi Sun Technology China, Ltd. (a)(c)	186,000	20,614
Huabao International Holdings, Ltd. (c)	47,000	21,794
Huiyuan Juice Group, Ltd. (d)	157,000	—
National Agricultural Holdings, Ltd. (c)(d)	112,000	—
Security Description	Shares	Value
Nine Dragons Paper Holdings, Ltd. (a)	136,000	$ 84,546
Sino Biopharmaceutical, Ltd.	854,000	401,440
Skyworth Group, Ltd.	92,755	37,221
Solargiga Energy Holdings, Ltd. (a)	1,108,000	34,299
SSY Group, Ltd.	260,691	109,591
Tech Pro Technology Development, Ltd. (c)(d)	1,684,800	—
United Energy Group, Ltd.	234,000	26,828
United Laboratories International Holdings, Ltd.	84,000	34,992
Vinda International Holdings, Ltd.	31,000	72,979
Wasion Holdings, Ltd.	8,000	2,028
WH Group, Ltd. (b)	545,759	344,145
		1,390,279
INDIA — 26.2%
Aarti Drugs, Ltd.	2,771	15,967
Aavas Financiers, Ltd. (a)	6,679	184,045
Acrysil, Ltd.	10,087	75,599
Adani Enterprises, Ltd.	8,606	365,577
Adani Green Energy, Ltd. (a)	26,997	750,263
Adani Ports & Special Economic Zone, Ltd.	82,448	831,714
Adani Power, Ltd. (a)	68,581	314,869
Adani Total Gas, Ltd.	18,185	746,579
Adani Transmission, Ltd. (a)	17,136	692,970
Affle India, Ltd. (a)	707	10,960
AIA Engineering, Ltd.	7,573	233,582
Ajanta Pharma, Ltd.	4,602	71,982
Alembic Pharmaceuticals, Ltd.	9,541	70,914
Alok Industries, Ltd. (a)	319,262	70,837
Amber Enterprises India, Ltd. (a)	508	14,760
APL Apollo Tubes, Ltd.	4,156	53,031
Apollo Hospitals Enterprise, Ltd.	18,546	999,303
Apollo Tyres, Ltd.	46,040	157,728
Ashok Leyland, Ltd.	45,947	86,216
Asian Paints, Ltd.	23,507	965,824
Astral, Ltd.	2,125	58,315
AstraZeneca Pharma India, Ltd.	7,413	283,535
AU Small Finance Bank, Ltd. (b)	14,095	107,283
Aurobindo Pharma, Ltd.	31,567	198,130
Avenue Supermarts, Ltd. (a)(b)	4,856	261,841
Axis Bank, Ltd.	147,891	1,332,907
Azure Power Global, Ltd. (a)	1,401	7,762
Bajaj Auto, Ltd.	5,563	241,236
Bajaj Electricals, Ltd.	21,727	321,079
Bajaj Finance, Ltd.	15,832	1,427,631
Bajaj Finserv, Ltd.	25,980	535,991
Bajaj Hindusthan Sugar, Ltd. (a)	400,298	51,174

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Balkrishna Industries, Ltd.	4,033	$ 93,382
Bandhan Bank, Ltd. (a)(b)	46,454	152,237
Bank of Baroda	44,871	73,028
BEML, Ltd.	6,425	117,109
BEML, Ltd.	6,425	29,613
Bharat Electronics, Ltd.	273,423	339,295
Bharat Forge, Ltd.	24,523	209,656
Bharat Heavy Electricals, Ltd.	215,516	158,687
Bharat Petroleum Corp., Ltd.	51,690	193,668
Bharti Airtel, Ltd.	186,700	1,835,760
Biocon, Ltd.	118,370	423,346
Birlasoft, Ltd.	47,682	165,551
Bosch, Ltd.	684	132,971
Brightcom Group, Ltd. (e)	271,260	112,537
Britannia Industries, Ltd.	4,235	200,062
Can Fin Homes, Ltd.	54,863	323,575
Cholamandalam Financial Holdings, Ltd.	31,889	256,206
Cholamandalam Investment & Finance Co., Ltd.	56,323	506,934
Cipla, Ltd.	78,053	1,069,746
City Union Bank, Ltd.	249	533
Coal India, Ltd.	122,294	319,072
Crompton Greaves Consumer Electricals, Ltd.	24,711	125,117
Dabur India, Ltd.	30,641	215,802
DCB Bank, Ltd.	66,110	83,540
Deepak Nitrite, Ltd.	2,675	66,948
Dhani Services, Ltd. (a)	21,503	12,688
Dish TV India, Ltd. (a)	132,633	28,695
Dishman Carbogen Amcis, Ltd. (a)	3,772	4,470
Divi's Laboratories, Ltd.	8,081	368,055
Dixon Technologies India, Ltd.	8,288	445,375
DLF, Ltd.	59,064	258,977
Dr Lal PathLabs, Ltd. (b)	7,049	218,247
Dr Reddy's Laboratories, Ltd.	9,516	507,165
Edelweiss Financial Services, Ltd.	35,647	26,883
Eicher Motors, Ltd.	8,940	403,486
Elecon Engineering Co., Ltd.	21,231	89,229
Emami, Ltd.	11,455	71,010
Escorts, Ltd.	24,015	628,129
Federal Bank, Ltd.	145,255	212,032
Fine Organic Industries, Ltd.	23	1,973
Fortis Healthcare, Ltd. (a)	42,242	137,187
Future Retail, Ltd. (a)	46,206	2,215
GAIL India, Ltd.	211,022	225,804
Gillette India, Ltd.	904	57,495
Glenmark Pharmaceuticals, Ltd.	17,031	81,364
GMR Infrastructure, Ltd. (a)	559,961	244,700
Godrej Consumer Products, Ltd. (a)	43,078	482,111
Godrej Industries, Ltd. (a)	16,532	89,213
Godrej Properties, Ltd. (a)	2,352	34,518
Granules India, Ltd.	54,045	229,430
Security Description	Shares	Value
Graphite India, Ltd.	2,624	$ 11,486
Grasim Industries, Ltd.	12,975	267,128
GTL Infrastructure, Ltd. (a)	3,934,957	67,718
Gujarat Pipavav Port, Ltd.	42,343	45,361
Havells India, Ltd.	30,828	511,032
HCL Technologies, Ltd.	86,074	986,477
HDFC Bank, Ltd.	194,435	3,397,123
HDFC Life Insurance Co., Ltd. (b)	30,581	199,403
HEG, Ltd.	1,889	24,562
Hero MotoCorp, Ltd.	10,851	340,024
HFCL, Ltd.	94,469	84,597
Hikal, Ltd.	9,222	38,083
Hindalco Industries, Ltd.	100,127	480,688
Hindustan Construction Co., Ltd. (a)	558,714	94,434
Hindustan Copper, Ltd.	23,542	30,950
Hindustan Petroleum Corp., Ltd.	48,311	128,451
Hindustan Unilever, Ltd.	75,487	2,502,075
Hindustan Zinc, Ltd.	135,639	445,509
Housing Development Finance Corp., Ltd.	154,729	4,351,270
ICICI Bank, Ltd. ADR	180,853	3,792,487
ICICI Bank, Ltd.	603	6,389
ICICI Lombard General Insurance Co., Ltd. (b)	2,194	31,046
ICICI Prudential Life Insurance Co., Ltd. (b)	10,423	67,387
IDFC First Bank, Ltd. (a)	104,769	64,200
IDFC, Ltd.	146,261	119,290
IIFL Finance, Ltd.	120,102	519,228
India Cements, Ltd.	32,992	109,134
Indiabulls Housing Finance, Ltd. (a)	38,977	56,896
Indiabulls Real Estate, Ltd. (a)	31,112	29,735
IndiaMart InterMesh, Ltd. (b)	386	21,152
Indian Hotels Co., Ltd.	294,762	1,201,857
Indian Oil Corp., Ltd.	292,920	241,066
Indus Towers, Ltd.	65,642	159,322
Infibeam Avenues, Ltd.	821,286	148,405
Info Edge India, Ltd.	2,925	138,809
Infosys, Ltd. ADR	298,353	5,063,050
InterGlobe Aviation, Ltd. (a)(b)	6,634	151,295
IOL Chemicals & Pharmaceuticals, Ltd.	1,895	8,167
Ipca Laboratories, Ltd.	25,508	286,902
ITC, Ltd. GDR	191,979	783,274
Jaiprakash Power Ventures, Ltd. (a)	1,354,413	122,370
Jindal Steel & Power, Ltd.	53,831	283,609
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	2,486	42,468
JSW Energy, Ltd.	51,496	190,124
JSW Steel, Ltd.	130,574	1,013,839
Jubilant Foodworks, Ltd.	42,905	328,415
Jubilant Ingrevia, Ltd.	10,015	63,462

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Jubilant Pharmova, Ltd.	9,659	$ 39,888
Just Dial, Ltd. (a)	662	4,630
Karnataka Bank, Ltd.	56,646	54,661
Kaveri Seed Co., Ltd.	11,017	58,233
Kotak Mahindra Bank, Ltd.	75,380	1,685,669
Larsen & Toubro, Ltd. GDR	44,485	1,014,258
Laurus Labs, Ltd. (b)	83,753	528,145
Lemon Tree Hotels, Ltd. (a)(b)	287,160	306,393
LIC Housing Finance, Ltd.	35,709	181,659
Lupin, Ltd.	22,672	189,469
Mahindra & Mahindra Financial Services, Ltd.	71,808	163,518
Mahindra & Mahindra, Ltd.	100,503	1,566,760
MakeMyTrip, Ltd. (a)(c)	10,213	313,539
Manappuram Finance, Ltd.	58,970	70,640
Marico, Ltd.	48,106	318,051
Marksans Pharma, Ltd.	228,335	130,796
Maruti Suzuki India, Ltd.	7,510	814,977
Max Financial Services, Ltd. (a)	13,955	130,816
Meghmani Finechem, Ltd. (a)	1,782	31,128
Mindtree, Ltd.	10,619	412,372
Motherson Sumi Wiring India, Ltd.	94,847	102,016
Muthoot Finance, Ltd.	9,548	122,068
Natco Pharma, Ltd.	9,107	67,817
Navin Fluorine International, Ltd.	5,283	291,639
NCC, Ltd.	80,287	70,811
Nestle India, Ltd.	1,981	466,199
NOCIL, Ltd.	13,839	43,030
NTPC, Ltd.	133,795	262,570
Oberoi Realty, Ltd.	307	3,464
Oil & Natural Gas Corp., Ltd.	313,206	488,186
Olectra Greentech, Ltd.	14,368	103,630
One 97 Communications, Ltd. (a)	11,274	88,410
Page Industries, Ltd.	715	445,307
PI Industries, Ltd.	8,158	300,678
Piramal Enterprises, Ltd.	4,452	47,297
Piramal Pharma, Ltd. (a)	18,272	48,933
PNB Housing Finance, Ltd. (a)(b)	38,445	185,417
Power Finance Corp., Ltd.	74,720	96,074
Power Grid Corp. of India, Ltd.	101,065	263,622
Rajesh Exports, Ltd.	24,276	172,720
RattanIndia Infrastructure, Ltd. (a)	211,078	121,559
RattanIndia Power, Ltd. (a)	1,463,577	78,260
Raymond, Ltd.	8,381	105,753
RBL Bank, Ltd. (a)(b)	50,379	70,443
REC, Ltd.	89,238	103,113
Reliance Industries, Ltd. GDR (b)	123,155	7,204,568
Reliance Infrastructure, Ltd. (a)	69,958	117,555
Reliance Power, Ltd. (a)	488,014	98,381
Religare Enterprises, Ltd. (a)	38,991	80,162
Security Description	Shares	Value
Route Mobile, Ltd.	5,461	$ 91,775
Samvardhana Motherson International, Ltd.	86,518	115,923
SBI Life Insurance Co., Ltd. (b)	17,057	262,183
Sequent Scientific, Ltd. (a)	98,595	125,378
Shilpa Medicare, Ltd.	12,178	57,925
Shree Renuka Sugars, Ltd. (a)	219,943	160,325
Shriram City Union Finance, Ltd.	6,693	143,834
Shriram Transport Finance Co., Ltd. (a)	17,616	259,320
Siemens, Ltd.	24,956	849,994
Solara Active Pharma Sciences, Ltd. (a)	1,120	5,736
South Indian Bank, Ltd. (a)	471,773	55,093
SpiceJet, Ltd. (a)	60,419	29,039
State Bank of India	150,857	983,940
Steel Authority of India, Ltd.	194,064	183,088
Strides Pharma Science, Ltd. (a)	13,341	54,470
Subex, Ltd. (a)	108,869	42,490
Sun Pharma Advanced Research Co., Ltd. (a)	24,578	66,512
Sun Pharmaceutical Industries, Ltd.	102,519	1,195,491
Suzlon Energy, Ltd. (a)	929,305	99,383
Tarsons Products, Ltd. (a)	9,947	99,719
Tata Communications, Ltd.	2,776	39,269
Tata Consultancy Services, Ltd.	77,726	2,870,658
Tata Consumer Products, Ltd.	14,198	140,119
Tata Elxsi, Ltd.	1,334	140,309
Tata Motors, Ltd. (a)	140,531	698,930
Tata Steel, Ltd.	322,052	393,107
Tata Teleservices Maharashtra, Ltd. (a)	182,566	232,047
TCI Express, Ltd.	1,025	23,277
Tech Mahindra, Ltd.	43,083	534,147
Thyrocare Technologies, Ltd. (b)	32,774	282,130
Titan Co., Ltd.	15,083	483,344
Torrent Pharmaceuticals, Ltd.	13,653	261,786
Trent, Ltd.	5,436	94,886
TVS Motor Co., Ltd.	33,429	424,174
Ujjivan Financial Services, Ltd. (a)	16,448	42,661
UltraTech Cement, Ltd.	5,782	444,578
United Breweries, Ltd.	6,597	138,417
United Spirits, Ltd. (a)	42,170	436,623
UPL, Ltd.	37,589	310,526
Vakrangee, Ltd.	153,483	65,090
Vedanta, Ltd.	52,858	175,465
V-Mart Retail, Ltd.	2,769	95,649
Vodafone Idea, Ltd. (a)	688,506	74,478
Wipro, Ltd. ADR	210,429	991,121
WNS Holdings, Ltd. ADR (a)	8,160	667,814
Wockhardt, Ltd. (a)	25,497	76,474

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Yes Bank, Ltd. (a)	162,974	$ 31,352
Zee Entertainment Enterprises, Ltd.	68,234	216,525
Zomato, Ltd. (a)	184,114	141,110
Zydus Lifesciences, Ltd.	23,189	110,285
		87,837,432
INDONESIA — 3.7%
Ace Hardware Indonesia Tbk PT	1,922,500	77,014
Adaro Energy Indonesia Tbk PT	1,622,300	421,889
Adaro Minerals Indonesia Tbk PT (a)	643,900	76,114
AKR Corporindo Tbk PT	523,700	46,429
Astra International Tbk PT	2,043,351	888,997
Bank Central Asia Tbk PT	5,313,975	2,983,713
Bank Jago Tbk PT (a)	128,600	55,739
Bank Mandiri Persero Tbk PT	2,038,340	1,261,622
Bank MNC Internasional Tbk PT (a)	3,240,000	22,767
Bank Negara Indonesia Persero Tbk PT	449,000	264,638
Bank Rakyat Indonesia Persero Tbk PT	6,202,731	1,828,945
Barito Pacific Tbk PT	1,595,900	83,319
Berkah Beton Sadaya Tbk PT	270,300	71,891
Chandra Asri Petrochemical Tbk PT	498,912	78,633
Charoen Pokphand Indonesia Tbk PT	467,200	173,350
Ciputra Development Tbk PT	741,596	46,266
Elang Mahkota Teknologi Tbk PT	833,300	83,180
GoTo Gojek Tokopedia Tbk PT (a)	55,266,100	892,823
Gudang Garam Tbk PT	1,900	2,860
Indah Kiat Pulp & Paper Tbk PT	177,200	105,313
Indocement Tunggal Prakarsa Tbk PT	228,725	142,695
Kalbe Farma Tbk PT	815,400	97,993
Lippo Karawaci Tbk PT (a)	3,249,010	21,336
Matahari Department Store Tbk PT	16,400	4,146
Media Nusantara Citra Tbk PT (a)	335,900	18,309
Pabrik Kertas Tjiwi Kimia Tbk PT	64,300	31,142
Pakuwon Jati Tbk PT	1,841,100	54,650
Perusahaan Gas Negara Tbk PT	1,287,240	148,357
PP Persero Tbk PT (a)	628,276	36,514
Semen Indonesia Persero Tbk PT	434,900	213,487
Summarecon Agung Tbk PT	790,127	30,873
Telkom Indonesia Persero Tbk PT	4,616,894	1,352,247
Security Description	Shares	Value
Tower Bersama Infrastructure Tbk PT	777,900	$ 144,571
Transcoal Pacific Tbk PT	72,900	43,565
Unilever Indonesia Tbk PT	268,200	85,070
United Tractors Tbk PT	152,545	328,832
Wijaya Karya Persero Tbk PT (a)	594,257	36,098
		12,255,387
MALAYSIA — 3.1%
AEON Credit Service M Bhd	51,850	152,072
Alliance Bank Malaysia Bhd	542,710	413,148
AMMB Holdings Bhd	87,200	73,341
Astro Malaysia Holdings Bhd	165,600	27,320
Axiata Group Bhd (a)	381,583	215,602
Bermaz Auto Bhd (a)	210,880	85,043
British American Tobacco Malaysia Bhd	4,500	9,957
Bursa Malaysia Bhd	273,151	365,811
Cahya Mata Sarawak Bhd	209,000	36,959
Carlsberg Brewery Malaysia Bhd Class B	71,303	345,982
CIMB Group Holdings Bhd	432,436	478,412
Datasonic Group Bhd	406,600	40,774
Dayang Enterprise Holdings Bhd	133,850	32,041
Dialog Group Bhd	475,300	203,978
DiGi.Com Bhd	162,600	118,522
Eco World Development Group Bhd	178,300	23,456
Frontken Corp. Bhd	148,400	88,010
Gamuda Bhd	164,941	139,793
Genting Bhd	372,200	359,598
Genting Malaysia Bhd	412,600	248,254
Globetronics Technology Bhd	110,900	27,982
Hartalega Holdings Bhd	84,500	30,250
Hibiscus Petroleum Bhd	202,000	36,593
Hong Leong Bank Bhd	42,000	185,680
IHH Healthcare Bhd	106,300	135,253
IJM Corp. Bhd	793,480	285,769
Inari Amertron Bhd	478,312	259,941
IOI Corp. Bhd	526,996	428,461
IOI Properties Group Bhd (a)	460,516	92,858
KNM Group Bhd (a)	755,600	16,295
Kuala Lumpur Kepong Bhd	41,996	187,474
Malayan Banking Bhd	355,659	658,088
Malaysia Airports Holdings Bhd (a)	107,400	129,705
Maxis Bhd	279,200	211,342
MISC Bhd	66,600	97,092
My EG Services Bhd	687,025	125,937
Padini Holdings Bhd	165,600	112,495
Pentamaster Corp. Bhd	275,375	246,454
Petronas Chemicals Group Bhd	110,000	199,030
PPB Group Bhd	95,820	332,694

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Press Metal Aluminium Holdings Bhd	716,570	$ 624,314
Public Bank Bhd	1,039,273	948,054
RHB Bank Bhd	223,308	267,758
Sapura Energy Bhd (a)	964,500	8,320
Sime Darby Bhd	290,188	133,923
Sime Darby Plantation Bhd	277,399	244,676
Sime Darby Property Bhd	337,688	32,771
Supermax Corp. Bhd	156,534	22,786
Telekom Malaysia Bhd	110,309	130,125
Tenaga Nasional Bhd	195,550	339,482
Top Glove Corp. Bhd (a)	354,400	47,768
Velesto Energy Bhd (a)	719,100	17,834
Yinson Holdings Bhd	313,420	145,321
YTL Corp. Bhd	357,910	44,768
		10,265,366
PAKISTAN — 0.1%
Fauji Fertilizer Co., Ltd.	11,248	4,996
Habib Bank, Ltd.	75,849	23,180
Lucky Cement, Ltd. (a)	29,299	63,782
Millat Tractors, Ltd.	32,750	118,314
United Bank, Ltd.	79,275	39,929
		250,201
PHILIPPINES — 1.0%
Aboitiz Equity Ventures, Inc.	96,270	88,100
Alliance Global Group, Inc.	640,400	90,120
Ayala Land, Inc.	997,851	388,928
Bank of the Philippine Islands	80,550	122,972
BDO Unibank, Inc.	160,535	305,325
Bloomberry Resorts Corp. (a)	377,800	43,177
Cebu Air, Inc. (a)	51,930	32,686
D&L Industries, Inc.	1,299,300	148,492
Globe Telecom, Inc.	2,059	71,297
GT Capital Holdings, Inc.	6,544	46,391
JG Summit Holdings, Inc.	290,352	208,261
Jollibee Foods Corp.	36,400	142,185
LT Group, Inc.	448,000	63,121
Metro Pacific Investments Corp.	1,073,000	60,948
Metropolitan Bank & Trust Co.	76,960	63,668
PLDT, Inc.	14,919	383,759
Puregold Price Club, Inc.	272,450	131,287
SM Investments Corp.	26,935	333,098
SM Prime Holdings, Inc.	844,800	433,748
Universal Robina Corp.	77,170	150,062
		3,307,625
TAIWAN — 20.1%
Accton Technology Corp.	31,000	266,071
Acer, Inc.	541,395	373,446
Advantech Co., Ltd.	42,082	389,022
ASE Technology Holding Co., Ltd.	348,043	878,083
Asia Cement Corp.	410,687	509,656
Asustek Computer, Inc.	99,737	735,093
Security Description	Shares	Value
AUO Corp. ADR	114,858	$ 741,983
Bank of Kaohsiung Co., Ltd.	255,392	102,160
Catcher Technology Co., Ltd.	81,539	443,021
Cathay Financial Holding Co., Ltd.	972,580	1,223,805
Center Laboratories, Inc.	63,666	92,243
Chailease Holding Co., Ltd.	97,274	559,152
Chang Hwa Commercial Bank, Ltd.	518,258	279,950
Cheng Shin Rubber Industry Co., Ltd.	104,000	116,942
China Development Financial Holding Corp.	2,596,559	981,408
China Steel Chemical Corp.	18,877	63,322
China Steel Corp.	1,222,216	1,027,849
Chroma ATE, Inc.	17,000	96,381
Chunghwa Telecom Co., Ltd.	225,074	808,165
Compal Electronics, Inc.	754,029	515,368
Compeq Manufacturing Co., Ltd.	44,000	62,641
CTBC Financial Holding Co., Ltd.	1,860,570	1,163,259
Delta Electronics, Inc.	201,986	1,609,577
E.Sun Financial Holding Co., Ltd.	850,823	690,059
Eclat Textile Co., Ltd.	30,365	374,912
eCloudvalley Digital Technology Co., Ltd.	14,311	56,119
EirGenix, Inc. (a)	19,000	64,333
Elite Material Co., Ltd.	17,000	85,672
Elite Semiconductor Microelectronics Technology, Inc.	18,000	36,171
eMemory Technology, Inc.	11,318	408,174
ENNOSTAR, Inc.	90,585	118,263
Evergreen Marine Corp. Taiwan, Ltd. (a)	67,465	310,242
Everlight Electronics Co., Ltd.	127,996	140,498
Far Eastern New Century Corp.	672,352	685,079
Far EasTone Telecommunications Co., Ltd.	93,000	212,076
Feng TAY Enterprise Co., Ltd.	48,830	243,004
Firich Enterprises Co., Ltd.	32,784	29,068
First Financial Holding Co., Ltd.	646,701	529,599
FocalTech Systems Co., Ltd.	20,000	38,426
Formosa Chemicals & Fibre Corp.	456,182	992,856
Formosa Petrochemical Corp.	159,000	415,166
Formosa Plastics Corp.	493,663	1,346,537
Foxconn Technology Co., Ltd.	186,519	269,360
Fubon Financial Holding Co., Ltd.	815,478	1,281,689
Genius Electronic Optical Co., Ltd.	6,475	70,462
Giant Manufacturing Co., Ltd.	36,000	233,015

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Globalwafers Co., Ltd.	15,884	$ 183,360
Himax Technologies, Inc. ADR (c)	16,147	78,151
Hiwin Technologies Corp.	31,745	176,978
Holy Stone Enterprise Co., Ltd.	14,000	38,319
Hon Hai Precision Industry Co., Ltd.	1,076,765	3,459,322
Hotai Motor Co., Ltd.	32,000	576,522
HTC Corp. (a)	91,710	158,295
Hua Nan Financial Holdings Co., Ltd.	792,909	555,678
Innolux Corp. (a)	770,753	253,689
Inventec Corp.	296,000	213,500
ITEQ Corp.	17,267	31,816
King Yuan Electronics Co., Ltd.	278,898	270,562
Largan Precision Co., Ltd.	10,142	535,067
Lite-On Technology Corp.	419,394	842,777
Macronix International Co., Ltd.	210,673	206,698
Makalot Industrial Co., Ltd.	40,069	231,587
MediaTek, Inc.	127,601	2,214,500
Medigen Biotechnology Corp. (a)	14,000	14,860
Medigen Vaccine Biologics Corp. (a)	25,467	63,930
Mega Financial Holding Co., Ltd.	787,937	773,071
Merry Electronics Co., Ltd.	38,809	104,146
Microbio Co., Ltd.	3,610	7,539
Micro-Star International Co., Ltd.	38,000	128,665
Motech Industries, Inc.	85,627	70,526
Nan Ya Plastics Corp.	703,704	1,482,812
Nanya Technology Corp.	56,000	86,340
Nien Made Enterprise Co., Ltd.	11,000	87,137
Novatek Microelectronics Corp.	60,599	418,003
Nuvoton Technology Corp.	20,000	68,034
O-Bank Co., Ltd.	697,281	181,628
Oneness Biotech Co., Ltd. (a)	16,000	127,248
PChome Online, Inc.	18,957	28,929
Pegatron Corp.	268,900	495,469
PharmaEssentia Corp. (a)	11,000	167,517
Phoenix Silicon International Corp.	18,479	31,663
Pou Chen Corp.	190,000	170,557
Powertech Technology, Inc.	177,518	431,089
President Chain Store Corp.	43,000	382,610
Promos Technologies, Inc. (d)	2,232	—
Quanta Computer, Inc.	420,729	1,020,383
Radiant Opto-Electronics Corp.	36,000	113,956
RDC Semiconductor Co., Ltd. (a)	10,000	91,814
Realtek Semiconductor Corp.	58,825	500,260
RichWave Technology Corp.	14,201	43,611
Ritek Corp. (a)	63,593	15,123
Senhwa Biosciences, Inc. (a)	1,000	1,575
Shanghai Commercial & Savings Bank, Ltd.	299,000	463,347
Security Description	Shares	Value
Shin Kong Financial Holding Co., Ltd.	2,149,143	$ 555,749
Silicon Motion Technology Corp. ADR	3,071	200,198
Simplo Technology Co., Ltd.	16,000	133,044
Sino-American Silicon Products, Inc.	26,000	107,279
SinoPac Financial Holdings Co., Ltd.	1,607,416	875,879
Sitronix Technology Corp.	10,000	51,813
Synnex Technology International Corp.	175,000	291,033
TA-I Technology Co., Ltd.	15,750	19,868
Taishin Financial Holding Co., Ltd.	961,579	414,931
Taiwan Cement Corp.	796,631	848,094
Taiwan Cooperative Financial Holding Co., Ltd.	246,983	204,205
Taiwan FU Hsing Industrial Co., Ltd.	167,000	218,027
Taiwan High Speed Rail Corp.	100,000	89,767
Taiwan Mobile Co., Ltd.	153,260	461,484
Taiwan Paiho, Ltd.	20,000	37,166
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	241,951	16,588,161
Taiwan Semiconductor Manufacturing Co., Ltd.	26,000	345,586
Taiwan Surface Mounting Technology Corp.	20,000	52,285
Taiwan Union Technology Corp.	13,000	18,344
Teco Electric and Machinery Co., Ltd.	132,000	117,037
TPK Holding Co., Ltd.	23,000	22,856
Tripod Technology Corp.	128,361	377,616
Unimicron Technology Corp.	84,540	312,874
Uni-President Enterprises Corp.	421,893	894,308
United Integrated Services Co., Ltd.	62,755	296,490
United Microelectronics Corp. ADR (a)(c)	218,501	1,217,051
Vanguard International Semiconductor Corp.	19,000	38,899
Voltronic Power Technology Corp.	6,804	301,100
Walsin Lihwa Corp.	460,453	587,368
Walsin Technology Corp.	25,000	58,663
Win Semiconductors Corp.	25,000	97,247
Winbond Electronics Corp.	93,000	57,852
Wistron Corp.	632,976	529,324
Wiwynn Corp.	9,248	235,358
Yageo Corp. (a)	27,134	229,898
Yang Ming Marine Transport Corp.	100,000	193,707
Yuanta Financial Holding Co., Ltd.	1,445,130	889,864

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Zhen Ding Technology Holding, Ltd.	50,000	$ 166,934
		67,405,399
THAILAND — 3.3%
Advanced Info Service PCL	146,961	759,740
Airports of Thailand PCL (a)	319,500	614,097
Bangkok Bank PCL NVDR	25,600	92,641
Bangkok Dusit Medical Services PCL Class F	89,700	70,152
Bangkok Expressway & Metro PCL	1,690,807	412,392
Beauty Community PCL (a)	28,500	1,005
BEC World PCL	25,400	7,003
Bumrungrad Hospital PCL	32,700	196,790
Carabao Group PCL Class F	15,100	34,127
Central Plaza Hotel PCL (a)	44,300	57,548
Charoen Pokphand Foods PCL	215,400	142,762
Chularat Hospital PCL Class F	1,787,900	174,429
CP ALL PCL	618,854	922,867
CPN Retail Growth Leasehold REIT	33,800	16,667
Delta Electronics Thailand PCL	27,300	473,335
Electricity Generating PCL	20,199	88,357
Energy Absolute PCL	210,800	493,189
Frasers Property Thailand Industrial Freehold & Leasehold REIT	66,487	18,155
Global Power Synergy PCL Class F	27,100	45,801
Gulf Energy Development PCL	244,200	339,886
Gunkul Engineering PCL	1,458,043	202,935
Hana Microelectronics PCL	95,200	92,752
Ichitan Group PCL	121,800	28,093
Indorama Ventures PCL	153,800	159,019
IRPC PCL (c)	2,128,791	176,082
Jasmine International PCL (a)	568,825	39,510
Kasikornbank PCL	53,154	202,921
Kasikornbank PCL NVDR	81,900	312,662
KCE Electronics PCL	237,470	272,285
Krungthai Card PCL	81,300	123,933
MC Group PCL	276,000	73,171
Mega Lifesciences PCL	210,700	258,348
Minor International PCL (a)	319,246	224,285
Muangthai Capital PCL	21,300	20,470
PTG Energy PCL	163,900	69,523
PTT Exploration & Production PCL	142,307	605,522
PTT Global Chemical PCL NVDR	71,700	78,885
PTT PCL	681,583	614,364
SCB X PCL	223,328	615,751
Siam Cement PCL NVDR	45,700	394,968
Srisawad Corp. PCL	226,131	257,785
Super Energy Corp. PCL NVDR	924,800	16,917
SVI PCL	729,240	151,764
Security Description	Shares	Value
Thai Beverage PCL	907,900	$ 379,636
Thai Oil PCL (a)	287,049	390,012
Thai Union Group PCL Class F	199,700	99,003
TMBThanachart Bank PCL	3,044,836	97,674
True Corp. PCL NVDR (c)	1,272,383	170,348
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	61,700	16,521
		11,106,082
UNITED STATES — 0.1%
Ideanomics, Inc. (a)(c)	52,674	14,485
JS Global Lifestyle Co., Ltd. (b)	69,000	66,715
Legend Biotech Corp. ADR (a)	5,847	238,558
		319,758
TOTAL COMMON STOCKS (Cost $363,143,002)		336,284,198

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Eco World Development Group Bhd (expiring 04/12/29) (a) (Cost: $0)	38,320	537
TOTAL WARRANTS (Cost $0)		537
SHORT-TERM INVESTMENT — 1.0%
State Street Navigator Securities Lending Portfolio II (g)(h) (Cost $3,218,731)	3,218,731	3,218,731
TOTAL INVESTMENTS — 101.4% (Cost $366,361,733)		339,503,466
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(4,691,416)
NET ASSETS — 100.0%		$ 334,812,050
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.8% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2022.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $141,703, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$326,148,020	$9,994,475	$141,703	$336,284,198
Warrants	537	—	—	537
Short-Term Investment	3,218,731	—	—	3,218,731
TOTAL INVESTMENTS	$329,367,288	$9,994,475	$141,703	$339,503,466
Sector Breakdown as of September 30, 2022

% of Net Assets
Financials	19.9%
Information Technology	19.1
Consumer Discretionary	16.7
Communication Services	9.0
Industrials	7.5
Materials	6.5
Consumer Staples	6.5
Health Care	5.7
Energy	4.9
Utilities	2.7
Real Estate	1.9
Short-Term Investment	1.0
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$24,637,924	$24,638,184	$260	$—	—	$ —	$ 3,620
State Street Navigator Securities Lending Portfolio II	8,324,543	8,324,543	45,081,987	50,187,799	—	—	3,218,731	3,218,731	155,319
Total		$8,324,543	$ 69,719,911	$74,825,983	$260	$—		$3,218,731	$158,939
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BRAZIL — 11.8%
Alupar Investimento SA	259,382	$ 1,304,379
Banco Bradesco SA Preference Shares	1,832,786	6,722,774
Banco do Brasil SA	900,795	6,415,157
Cia de Saneamento do Parana	356,039	1,128,903
Neoenergia SA	469,554	1,328,226
SLC Agricola SA	541,649	4,335,115
		21,234,554
CHINA — 31.7%
Agricultural Bank of China, Ltd. Class H	15,909,000	4,762,628
Bank of China, Ltd. Class H	14,932,000	4,888,628
Bank of Communications Co., Ltd. Class H	7,564,000	3,989,218
CGN Power Co., Ltd. Class H (a)	8,371,000	1,812,851
China Cinda Asset Management Co., Ltd. Class H	7,869,000	872,117
China CITIC Bank Corp., Ltd. Class H	7,834,000	3,113,680
China Construction Bank Corp. Class H	8,482,000	4,905,576
China Everbright Environment Group, Ltd.	2,998,000	1,245,045
China Petroleum & Chemical Corp. Class H	5,830,000	2,502,847
China Resources Land, Ltd.	1,328,000	5,227,481
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,445,000	469,401
CITIC Securities Co., Ltd. Class H	1,937,450	3,292,473
CITIC, Ltd.	3,131,000	2,951,554
Far East Horizon, Ltd. (b)	1,143,000	771,717
Genertec Universal Medical Group Co., Ltd. (a)	491,500	251,701
Guangdong Investment, Ltd.	2,328,000	1,865,389
Industrial & Commercial Bank of China, Ltd. Class H	8,959,000	4,199,941
Jiangsu Expressway Co., Ltd. Class H	748,000	561,245
PetroChina Co., Ltd. Class H	5,410,000	2,219,162
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,332,500	1,840,062
Shenzhen Expressway Corp., Ltd. Class H	598,000	437,269
Shimao Group Holdings, Ltd. (b)(c)(d)	13,993,500	3,939,621
Yuexiu Property Co., Ltd.	967,800	1,168,772
		57,288,378
KUWAIT — 1.3%
Mobile Telecommunications Co. KSCP	1,263,982	2,385,641
Security Description	Shares	Value
MALAYSIA — 2.6%
Kuala Lumpur Kepong Bhd	465,000	$ 2,075,803
MISC Bhd	909,500	1,325,905
Sime Darby Bhd	1,760,800	812,618
Westports Holdings Bhd	733,800	484,242
		4,698,568
MEXICO — 1.5%
Bolsa Mexicana de Valores SAB de CV	257,962	432,214
Megacable Holdings SAB de CV	463,828	936,076
Orbia Advance Corp. SAB de CV	806,318	1,354,590
		2,722,880
PHILIPPINES — 0.8%
Globe Telecom, Inc.	18,005	623,457
PLDT, Inc.	33,960	873,547
		1,497,004
POLAND — 0.3%
Cyfrowy Polsat SA	149,186	484,802
QATAR — 0.3%
Qatar Electricity & Water Co. QSC	114,277	549,772
RUSSIA — 0.0% (e)
Federal Grid Co. (c)(d)	767,865,898	—
Inter RAO UES PJSC (c)	110,161,174	—
Magnit PJSC (c)	138,660	—
Unipro PJSC (c)	23,862,428	—
		—
SAUDI ARABIA — 0.8%
Arabian Cement Co.	71,776	680,124
Saudi Cement Co.	59,449	825,988
		1,506,112
SOUTH AFRICA — 4.7%
AECI, Ltd.	45,836	220,043
AVI, Ltd.	187,502	759,502
Coronation Fund Managers, Ltd.	323,806	541,223
Equites Property Fund, Ltd. REIT	300,668	269,342
JSE, Ltd.	55,403	311,718
Sanlam, Ltd.	1,241,597	3,564,000
Vodacom Group, Ltd.	413,903	2,811,478
		8,477,306
TAIWAN — 36.9%
Acer, Inc.	6,685,000	4,611,216
ASE Technology Holding Co., Ltd.	2,377,000	5,996,967
Asia Cement Corp.	1,345,000	1,669,123
Chicony Electronics Co., Ltd.	530,000	1,375,539
ChipMOS Techinologies, Inc.	1,503,000	1,420,202
Cleanaway Co., Ltd.	81,000	445,195

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Compal Electronics, Inc.	4,526,000	$ 3,093,458
E.Sun Financial Holding Co., Ltd.	90,220	73,173
Elan Microelectronics Corp.	403,000	1,056,084
Eternal Materials Co., Ltd. (d)	837,000	798,800
Farglory Land Development Co., Ltd.	216,000	391,193
General Interface Solution Holding, Ltd.	302,000	728,628
Getac Holdings Corp.	384,000	511,008
Global Mixed Mode Technology, Inc.	227,000	865,130
Great Wall Enterprise Co., Ltd.	503,900	706,276
Huaku Development Co., Ltd.	179,000	510,237
Inventec Corp.	2,127,000	1,534,168
ITEQ Corp.	531,000	978,409
King Yuan Electronics Co., Ltd.	1,573,000	1,525,982
Lite-On Technology Corp.	1,588,000	3,191,105
Pegatron Corp.	1,894,000	3,489,842
Powertech Technology, Inc.	525,000	1,274,922
Quanta Computer, Inc.	1,740,000	4,219,975
Radiant Opto-Electronics Corp.	595,000	1,883,445
Simplo Technology Co., Ltd.	119,000	989,511
Sporton International, Inc.	61,000	453,432
Standard Foods Corp.	274,000	330,105
Sunny Friend Environmental Technology Co., Ltd.	61,000	291,080
Supreme Electronics Co., Ltd.	814,000	872,994
Synnex Technology International Corp.	2,380,000	3,958,046
Taiwan Hon Chuan Enterprise Co., Ltd.	201,000	530,530
Taiwan PCB Techvest Co., Ltd.	770,000	822,168
Taiwan Union Technology Corp.	768,000	1,083,700
Teco Electric and Machinery Co., Ltd.	941,000	834,330
Topco Scientific Co., Ltd.	145,000	705,613
Tripod Technology Corp.	372,000	1,094,359
Visual Photonics Epitaxy Co., Ltd.	976,000	1,739,948
Wah Lee Industrial Corp.	193,000	507,591
Wistron Corp.	2,186,000	1,828,036
WPG Holdings, Ltd.	1,497,000	2,190,168
WT Microelectronics Co., Ltd.	1,527,000	2,828,045
Zhen Ding Technology Holding, Ltd.	964,000	3,218,495
		66,628,228
Security Description	Shares	Value
THAILAND — 4.4%
Ratch Group PCL NVDR	920,400	$ 1,000,435
Ratch Group PCL	476,600	518,043
Siam Cement PCL NVDR	572,200	4,945,313
Supalai PCL NVDR	2,224,300	1,114,509
Thai Vegetable Oil PCL NVDR	353,260	273,936
		7,852,236
UNITED ARAB EMIRATES — 2.4%
Abu Dhabi National Oil Co. for Distribution PJSC	3,547,990	4,288,827
TOTAL COMMON STOCKS (Cost $236,674,424)		179,614,308

RIGHTS — 0.0% (e)
PHILIPPINES — 0.0% (e)
Globe Telecom, Inc. (expiring 10/07/22) (d)(e) (Cost: $0)	1,425	8,507
TOTAL INVESTMENTS — 99.5% (Cost $236,674,424)		179,622,815
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		837,406
NET ASSETS — 100.0%		$ 180,460,221
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.1% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $3,939,621, representing 2.2% of the Fund's net assets.
(d)	Non-income producing security.
(e)	Amount is less than 0.05% of net assets.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	18	12/16/2022	$876,420	$784,350	$(92,070)
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

During the year ended September 30, 2022, average notional value related to futures contracts was $1,534,205.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$174,357,844	$1,316,843	$3,939,621	$179,614,308
Rights	—	8,507	—	8,507
TOTAL INVESTMENTS	$174,357,844	$1,325,350	$3,939,621	$179,622,815
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(92,070)	—	—	(92,070)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (92,070)	$ —	$ —	$ (92,070)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions for the year ended September 30, 2022.
	Beginning Value at September 30, 2021*	Transfers into Level 3*	Purchases	Sales	Net realized gain	Unrealized depreciation**	Transfers out of Level 3	Ending Value at September 30, 2022
Common Stocks	$ —	$21,072,477	$29,043,631	$(16,458,605)	$(269,237)	$(29,448,645)	$—	$3,939,621
Change in net unrealized appreciation (depreciation) on investments still held as of September 30, 2022	$(29,448,645)

*	Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
**	Net unrealized depreciation is included in the related amounts on investments in the Fund's Statement of Operations.
Type of Investment	Fair Value as of September 30, 2022	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input
Common Stocks	$3,939,621	Estimated Recovery Value	Estimated Recovery Value Percentage	0% - 50%	Increase
Sector Breakdown as of September 30, 2022

% of Net Assets
Information Technology	33.0%
Financials	27.5
Real Estate	7.0
Materials	6.1
Industrials	5.4
Utilities	5.3
Consumer Staples	4.7
Communication Services	4.5
Energy	2.6
Consumer Discretionary	2.4
Health Care	1.0
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	101,985	$102,005	$28,023,745	$28,125,450	$(300)	$—	—	$—	$ 7,948
State Street Navigator Securities Lending Portfolio II	814,398	814,398	26,351,338	27,165,736	—	—	—	—	12,861
Total		$916,403	$54,375,083	$55,291,186	$(300)	$—		$—	$20,809
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BELGIUM — 0.0% (a)
Cenergy Holdings SA	24,568	$ 61,855
Citicore Energy REIT Corp.	1,396,000	53,340
		115,195
BERMUDA — 0.1%
Productive Technologies Co., Ltd. (b)	1,598,000	240,212
BRAZIL — 5.7%
3R Petroleum Oleo E Gas SA (b)	106,791	703,075
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	189,112	70,277
AES Brasil Energia SA	95,709	166,686
AES Brasil Energia SA (b)	22,800	39,708
Afya, Ltd. Class A (b)	24,634	334,037
Agrogalaxy Participacoes SA	26,200	36,814
Aliansce Sonae Shopping Centers SA	110,230	405,553
Alupar Investimento SA	102,671	516,311
Ambipar Participacoes e Empreendimentos S/A	30,932	156,294
Anima Holding SA (b)	199,655	223,691
Arco Platform, Ltd. Class A (b)(c)	21,505	232,039
Arezzo Industria e Comercio SA	50,682	922,121
Armac Locacao Logistica E Servicos SA	67,582	179,049
Azul SA Preference Shares (b)	173,400	471,902
Banco ABC Brasil SA Preference Shares	24,699	95,438
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	161,271	350,340
Banco Modal SA	439,779	230,100
Banco Pan SA Preference Shares	221,670	286,060
Bemobi Mobile Tech SA	44,438	125,373
Blau Farmaceutica SA	24,242	146,155
Boa Vista Servicos SA	146,012	159,001
BR Malls Participacoes SA	491,869	857,544
Bradespar SA Preference Shares	108,900	478,376
Bradespar SA	46,200	190,050
BrasilAgro - Co. Brasileira de Propriedades Agricolas	34,965	195,225
Camil Alimentos SA	130,879	229,631
CI&T, Inc. Class A (b)	10,573	99,280
Cia Brasileira de Aluminio	269,610	570,239
Cia Brasileira de Distribuicao	109,615	392,955
Cia de Saneamento de Minas Gerais-COPASA	145,953	356,190
Cia de Saneamento do Parana	176,582	559,894
Security Description	Shares	Value
Cia Energetica do Ceara Class A, Preference Shares	7,086	$ 59,608
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	41,009	394,104
CM Hospitalar SA	87,304	286,341
Cogna Educacao (b)	1,094,619	594,984
Cury Construtora e Incorporadora SA	199,087	437,643
CVC Brasil Operadora e Agencia de Viagens SA (b)	129,228	150,758
Cyrela Brazil Realty SA Empreendimentos e Participacoes	191,888	650,997
Dexco SA	140,700	243,221
Dimed SA Distribuidora da Medicamentos	5,200	11,306
Direcional Engenharia SA	141,809	441,773
Dommo Energia SA (b)	260,300	83,737
EcoRodovias Infraestrutura e Logistica SA (b)	180,306	165,677
Eletromidia SA (b)	48,381	97,051
Enauta Participacoes SA	86,768	232,928
Eternit SA	38,072	90,097
Even Construtora e Incorporadora SA	88,158	112,462
Ez Tec Empreendimentos e Participacoes SA	78,627	308,760
Fleury SA	117,104	382,780
Fras-Le SA	50,262	116,436
Gafisa SA (b)	34,523	51,508
Getnet Adquirencia e Servicos para Meios de Pagamento SA	11,500	9,950
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	112,400	185,572
GPS Participacoes e Empreendimentos SA (d)	223,200	554,611
Grendene SA	56,200	73,460
Grupo De Mona Soma SA	307,370	756,939
Grupo SBF SA	54,350	202,072
Guararapes Confeccoes SA	67,195	108,578
Hidrovias do Brasil SA (b)	207,169	90,775
Hospital Mater Dei SA	64,982	104,522
Iguatemi SA	141,188	531,460
Iguatemi SA	8,877	4,595
Infracommerce CXAAS SA (b)	106,335	112,059
Infracommerce CXAAS SA	54,259	57,180
Instituto Hermes Pardini SA	52,700	209,383
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	61,080	333,584
Inter & Co., Inc. BDR	130,969	421,321
International Meal Co. Alimentacao SA Class A (b)	241,137	89,164
Iochpe Maxion SA	32,364	75,991
Irani Papel e Embalagem SA	114,939	168,301
IRB Brasil Resseguros SA (b)	1,322,119	268,880

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Jalles Machado SA	86,703	$ 114,293
JHSF Participacoes SA	250,181	342,280
Kepler Weber SA	40,672	160,993
Kora Saude Participacoes SA (b)	35,535	16,096
Lavvi Empreendimentos Imobiliarios Ltda	91,127	101,255
Light SA	166,763	166,490
Locaweb Servicos de Internet SA (b)(d)	282,000	469,231
LOG Commercial Properties e Participacoes SA	36,542	167,210
Log-in Logistica Intermodal SA (b)	8,816	53,706
Lojas Quero Quero S/A	138,618	149,155
Mahle-Metal Leve SA	14,481	62,274
Marcopolo SA Preference Shares	106,400	56,851
Marfrig Global Foods SA	163,500	298,353
Meliuz SA (b)(d)	333,918	69,761
Mills Estruturas e Servicos de Engenharia SA	140,729	287,502
Minerva SA	133,685	309,938
Movida Participacoes SA	128,965	294,942
MPM Corporeos SA (b)	144,931	51,179
MRV Engenharia e Participacoes SA	188,174	432,092
Multilaser Industrial SA	70,900	68,687
Nexa Resources SA (c)	24,259	125,176
Odontoprev SA	198,236	322,523
Oi SA (b)	3,686,804	265,834
Omega Energia SA (b)	156,160	296,796
Oncoclinicas do Brasil Servicos Medicos SA (b)	69,700	82,343
Orizon Valorizacao de Residuos SA (b)	42,523	313,133
Pet Center Comercio e Participacoes SA	210,790	396,338
Petroreconcavo SA	103,208	478,178
Portobello SA	50,182	95,468
Positivo Tecnologia SA	60,477	139,205
Qualicorp Consultoria e Corretora de Seguros SA	67,607	101,995
Randon SA Implementos e Participacoes Preference Shares	111,105	195,143
Romi SA	35,498	115,836
Santos Brasil Participacoes SA	461,093	651,294
Schulz SA Preference Shares	211,498	179,479
Sequoia Logistica e Transportes SA (b)	60,400	67,225
Sinqia SA	51,312	176,452
SLC Agricola SA	81,153	649,512
Smartfit Escola de Ginastica e Danca SA (b)	105,800	297,320
Taurus Armas SA	15,300	46,277
Tegma Gestao Logistica SA	30,329	108,838
Security Description	Shares	Value
Terra Santa Propriedades Agricolas SA	4,800	$ 24,404
Tres Tentos Agroindustrial SA	28,900	58,774
Tupy SA	66,602	309,069
Unifique Telecomunicacoes S/A	29,800	23,966
Unipar Carbocloro SA	6,283	99,643
Unipar Carbocloro SA Class B, Preference Shares	32,406	575,104
Vasta Platform, Ltd. (b)(c)	17,352	91,098
Via SA (b)	924,700	545,364
Vinci Partners Investments, Ltd. Class A (c)	20,999	215,660
Vitru, Ltd. (b)(c)	3,724	78,092
Vittia Fertilizantes E Biologicos SA	16,700	42,639
Vivara Participacoes SA	74,659	373,926
VTEX Class A (b)	39,108	144,700
Vulcabras Azaleia SA	126,110	343,437
Wilson Sons Holdings Brasil SA	106,433	185,953
Wiz Solucoes e Corretagem de Seguros SA	64,633	95,118
YDUQS Participacoes SA	160,148	427,843
Zamp SA (b)	102,491	130,746
		31,592,165
BRITISH VIRGIN ISLANDS — 0.0% (a)
SF Real Estate Investment Trust (c)	411,000	146,601
CAYMAN ISLANDS — 0.1%
Acotec Scientific Holdings, Ltd. (b)(d)	79,000	88,662
ANE Cayman, Inc. (b)	207,500	67,405
Belite Bio, Inc. ADR (b)	4,208	142,399
China Chunlai Education Group Co., Ltd. (b)	186,000	90,039
Cloud Music, Inc. (b)(d)	8,900	73,015
Dexin Services Group, Ltd. REIT (b)	120,000	46,013
Yatra Online, Inc. (b)(c)	19,500	43,485
Yonghe Medical Group Co., Ltd. Class H (c)	93,500	100,410
		651,428
CHILE — 0.7%
Aguas Andinas SA Class A	2,065,501	405,237
CAP SA	41,796	273,132
Colbun SA	4,713,214	418,216
Embotelladora Andina SA Class B, Preference Shares	292,373	511,565
Empresa Nacional de Telecomunicaciones SA	86,750	248,377
Engie Energia Chile SA (b)	316,582	150,370
Grupo Security SA	667,438	103,342
Inversiones Aguas Metropolitanas SA	363,802	155,602

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Inversiones La Construccion SA	21,355	$ 67,882
Parque Arauco SA	612,513	537,104
Plaza SA	230,047	187,556
Ripley Corp. SA	594,125	95,879
Salfacorp SA	165,743	50,709
SMU SA	1,404,559	137,035
SONDA SA	349,932	127,160
Vina Concha y Toro SA	374,607	428,989
		3,898,155
CHINA — 15.8%
111, Inc. ADR (b)	26,587	71,253
263 Network Communications Co., Ltd. Class A (b)	38,500	20,305
361 Degrees International, Ltd. (b)	591,000	274,800
3SBio, Inc. (d)	525,500	372,875
5I5J Holding Group Co., Ltd. Class A	161,490	68,409
9F, Inc. ADR (b)	683	154
Acrobiosystems Co., Ltd. Class A	3,600	64,626
Advanced Technology & Materials Co., Ltd. Class A (b)	47,800	50,756
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	36,538	39,771
Agora, Inc. ADR (b)	54,916	199,345
AK Medical Holdings, Ltd. (c)(d)	388,739	382,801
A-Living Smart City Services Co., Ltd. (d)	456,750	361,914
Allmed Medical Products Co., Ltd. Class A	48,500	80,004
Alpha Group Class A (b)	116,100	70,678
Alphamab Oncology (b)(c)(d)	290,000	225,353
Amoy Diagnostics Co., Ltd. Class A	24,600	79,606
An Hui Wenergy Co., Ltd. Class A (b)	78,600	49,393
Anhui Construction Engineering Group Co., Ltd. Class A	243,300	169,614
Anhui Expressway Co., Ltd. Class A	95,000	88,882
Anhui Expressway Co., Ltd. Class H	258,000	164,005
Anhui Genuine New Materials Co., Ltd. Class A	28,580	45,701
Anhui Tatfook Technology Co., Ltd. Class A (b)	23,500	23,668
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	39,040	49,778
Antengene Corp., Ltd. (b)(c)(d)	363,080	159,572
Anton Oilfield Services Group (b)	792,000	35,313
Security Description	Shares	Value
Aoshikang Technology Co., Ltd. Class A	14,800	$ 50,156
Aotecar New Energy Technology Co., Ltd. Class A (b)	119,300	42,505
Archermind Technology Nanjing Co., Ltd. Class A	10,600	52,084
Archosaur Games, Inc. (b)(c)(d)	198,000	71,130
Arcsoft Corp., Ltd. Class A	21,977	73,368
Ascentage Pharma Group International (b)(c)(d)	130,519	196,862
Ascletis Pharma, Inc. (b)(d)	275,000	96,339
Asia Cement China Holdings Corp.	397,770	163,164
Asia Cuanon Technology Shanghai Co., Ltd. Class A (b)	34,365	39,527
Asiainfo Technologies, Ltd. (c)(d)	251,514	339,628
ATRenew, Inc. ADR (b)(c)	36,561	84,090
Ausnutria Dairy Corp., Ltd. (b)(c)	130,000	80,651
Bairong, Inc. (b)(c)(d)	186,365	193,727
Baozun, Inc. ADR (b)	43,870	275,504
BC Technology Group, Ltd. (b)	151,526	49,802
Bear Electric Appliance Co., Ltd. Class A	13,545	97,125
Beibuwan Port Co., Ltd. Class A	122,500	120,796
Beijing Aosaikang Pharmaceutical Co., Ltd. Class A	52,800	58,805
Beijing Bohui Innovation Biotechnology Group Co., Ltd. Class A (b)	70,800	59,288
Beijing Capital Development Co., Ltd. Class A	241,100	148,127
Beijing Career International Co., Ltd. Class A	14,000	66,788
Beijing Certificate Authority Co., Ltd. Class A	13,200	35,939
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class A	10,382	30,873
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H (c)	77,000	116,139
Beijing Ctrowell Technology Corp., Ltd. Class A	36,600	38,658
Beijing eGOVA Co., Ltd. Class A	20,500	41,264
Beijing E-Hualu Information Technology Co., Ltd. Class A	26,300	46,224
Beijing Enterprises Urban Resources Group, Ltd.	736,000	55,318
Beijing Forever Technology Co., Ltd. Class A	27,700	33,337

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Beijing Funshine Culture Media Co., Ltd. Class A	10,120	$ 52,920
Beijing Haixin Energy Technology Co., Ltd. Class A	121,500	69,875
Beijing Hezong Science & Technology Co., Ltd. Class A (b)	65,100	46,753
Beijing Highlander Digital Technology Co., Ltd. Class A (b)	28,200	42,087
Beijing Jingcheng Machinery Electric Co., Ltd. Class A (b)	15,600	29,672
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,088,000	207,901
Beijing North Star Co., Ltd. Class A	608,100	168,036
Beijing Orient Landscape & Environment Co., Ltd. Class A (b)	348,500	101,678
Beijing Orient National Communication Science & Technology Co., Ltd. Class A (b)	66,800	67,651
Beijing Philisense Technology Co., Ltd. Class A (b)	73,700	33,908
Beijing Sanlian Hope Shin-Gosen Technical Service Co., Ltd. Class A	15,600	35,602
Beijing Science Sun Pharmaceutical Co., Ltd. Class A	18,500	28,311
Beijing SL Pharmaceutical Co., Ltd. Class A	72,300	83,464
Beijing SPC Environment Protection Tech Co., Ltd. Class A	47,600	36,990
Beijing Strong Biotechnologies, Inc. Class A	43,500	102,204
Beijing SuperMap Software Co., Ltd. Class A	16,700	36,473
Beijing Thunisoft Corp., Ltd. Class A (b)	25,800	21,098
Beijing Tongtech Co., Ltd. Class A	20,800	53,713
Beijing Ultrapower Software Co., Ltd. Class A	78,800	40,897
Beijing VRV Software Corp., Ltd. Class A (b)	68,500	35,455
Beijing Water Business Doctor Co., Ltd. Class A	47,600	52,680
Beijing Watertek Information Technology Co., Ltd. Class A (b)	78,900	32,538
Beijing Zuojiang Technology Co., Ltd. Class A	5,200	63,553
Beken Corp. Class A	9,000	33,139
Bengang Steel Plates Co., Ltd. Class A	94,100	41,182
Security Description	Shares	Value
Bengang Steel Plates Co., Ltd. Class B	108,700	$ 24,094
Berry Genomics Co., Ltd. Class A (b)	29,400	46,848
Bestway Marine & Energy Technology Co., Ltd. Class A (b)	115,500	62,374
Better Life Commercial Chain Share Co., Ltd. Class A	68,800	51,630
Beyondsoft Corp. Class A	8,600	11,472
Biem.L.Fdlkk Garment Co., Ltd. Class A	22,200	68,539
Binjiang Service Group Co., Ltd.	78,784	194,704
Bit Digital, Inc. (b)(c)	55,299	66,359
Black Peony Group Co., Ltd. Class A	84,500	75,383
Blue Sail Medical Co., Ltd. Class A (b)	50,600	55,219
Bohai Leasing Co., Ltd. Class A (b)	287,800	83,161
Boshiwa International Holding, Ltd. (c)(e)	1,843,000	—
BrightGene Bio-Medical Technology Co., Ltd. Class A	23,622	61,100
Brii Biosciences, Ltd. (b)(c)	250,000	168,792
B-Soft Co., Ltd. Class A	119,300	103,751
Burning Rock Biotech, Ltd. ADR (b)(c)	39,826	95,184
C&D Property Management Group Co., Ltd. (c)	377,000	180,098
Canaan, Inc. ADR (b)(c)	106,282	348,605
Cango, Inc. ADR (c)	39,928	91,834
Cangzhou Mingzhu Plastic Co., Ltd. Class A	92,500	61,371
Canny Elevator Co., Ltd. Class A	31,800	29,217
Capitalonline Data Service Co., Ltd. Class A (b)	16,900	22,046
CARsgen Therapeutics Holdings, Ltd. (b)(c)(d)	246,000	348,478
Castech, Inc. Class A	11,900	22,618
Cayman Engley Industrial Co., Ltd.	43,313	97,952
Central China Management Co., Ltd.	930,000	82,931
Central China New Life, Ltd. (c)	321,000	101,822
Central China Real Estate, Ltd. (c)	750,000	30,096
CETC Digital Technology Co., Ltd. Class A	26,830	61,419
CGN Mining Co., Ltd. (b)(c)	1,815,004	210,404
CGN New Energy Holdings Co., Ltd. (c)	812,000	232,742
CGN Nuclear Technology Development Co., Ltd. Class A	46,300	46,111

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Changsha Broad Homes Industrial Group Co., Ltd. Class H (b)(d)	77,400	$ 75,626
Chaoju Eye Care Holdings, Ltd.	185,000	87,434
Chaowei Power Holdings, Ltd.	231,000	47,672
Cheerwin Group, Ltd. (c)(d)	378,970	83,037
ChemPartner PharmaTech Co., Ltd. Class A (b)	28,700	38,486
Chen Lin Education Group Holdings, Ltd. (b)	276,000	70,671
Cheng De Lolo Co., Ltd. Class A (b)	40,800	46,471
Chengdu ALD Aviation Manufacturing Corp. Class A	18,880	72,404
Chengdu Galaxy Magnets Co., Ltd. Class A	15,700	34,002
Chengdu Hongqi Chain Co., Ltd. Class A	29,800	19,437
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	49,400	115,511
Chengdu Leejun Industrial Co., Ltd. Class A	55,400	48,879
Chengdu Spaceon Electronics Co., Ltd. Class A	11,000	31,492
Chenguang Biotech Group Co., Ltd. Class A	18,900	41,755
Chengzhi Co., Ltd. Class A (b)	62,700	83,991
China Aircraft Leasing Group Holdings, Ltd. (c)	139,000	81,984
China Aluminum International Engineering Corp., Ltd. Class A (b)	68,900	38,175
China Animal Healthcare, Ltd. (e)	1,059,700	—
China Aoyuan Group, Ltd. (b)(c)(e)	538,000	20,218
China BlueChemical, Ltd. Class H	1,112,000	230,902
China CAMC Engineering Co., Ltd. Class A	124,600	133,179
China Conch Environment Protection Holdings, Ltd. (b)	1,107,500	567,160
China Datang Corp. Renewable Power Co., Ltd. Class H	1,652,343	385,201
China Design Group Co., Ltd. Class A	31,320	34,575
China Development Bank Financial Leasing Co., Ltd. Class H (d)	192,000	23,236
China Dili Group (b)	696,000	75,364
China Dongxiang Group Co., Ltd. (b)	2,624,000	108,638
China East Education Holdings, Ltd. (c)(d)	382,000	126,524
China Education Group Holdings, Ltd. (b)	609,000	450,743
Security Description	Shares	Value
China Everbright Greentech, Ltd. (c)(d)	361,000	$ 68,982
China Everbright, Ltd. (c)	636,902	368,353
China Express Airlines Co., Ltd. Class A (b)	86,100	128,501
China Foods, Ltd.	728,000	217,012
China Forestry Holdings Co., Ltd. (c)(e)	1,642,000	—
China Hanking Holdings, Ltd.	806,891	79,148
China Harmony Auto Holding, Ltd. (c)	501,500	96,468
China Harzone Industry Corp., Ltd. Class A	45,300	40,985
China High Speed Railway Technology Co., Ltd. Class A (b)	189,000	58,324
China Hongxing Sports, Ltd. (c)(e)	4,053,000	—
China Isotope & Radiation Corp.	58,803	124,349
China Kepei Education Group, Ltd.	362,000	80,702
China Leadshine Technology Co., Ltd. Class A	22,900	55,410
China Lilang, Ltd.	247,000	105,409
China Modern Dairy Holdings, Ltd. (c)	2,278,791	261,266
China National Accord Medicines Corp., Ltd. Class A	17,200	72,065
China National Accord Medicines Corp., Ltd. Class B	16,283	33,562
China New Higher Education Group, Ltd. (c)(d)	661,093	161,696
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. Class A (b)	73,700	45,486
China Nonferrous Mining Corp., Ltd.	833,746	318,633
China Oriental Group Co., Ltd.	1,052,882	169,000
China Overseas Grand Oceans Group, Ltd.	839,000	311,022
China Publishing & Media Co., Ltd. Class A	110,900	66,112
China Railway Tielong Container Logistics Co., Ltd. Class A	56,800	41,430
China Rare Earth Holdings, Ltd. (b)(c)	1,322,400	69,069
China Renaissance Holdings, Ltd. (b)(c)(d)	180,540	155,013
China Resources Medical Holdings Co., Ltd.	549,000	294,436
China Risun Group, Ltd. (c)	875,000	342,202

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
China Sanjiang Fine Chemicals Co., Ltd.	615,097	$ 124,588
China SCE Group Holdings, Ltd. (b)(c)	1,601,307	104,035
China Shineway Pharmaceutical Group, Ltd.	252,138	156,424
China South City Holdings, Ltd. (b)(c)	3,092,000	159,526
China Testing & Certification International Group Co., Ltd. Class A	41,384	56,598
China Travel International Investment Hong Kong, Ltd. (b)(c)	1,470,000	258,424
China Water Affairs Group, Ltd. (c)	625,357	495,512
China West Construction Group Co., Ltd. Class A	83,300	80,739
China XLX Fertiliser, Ltd.	354,118	177,738
China Yongda Automobiles Services Holdings, Ltd.	908,500	487,240
China Youran Dairy Group, Ltd. (b)(c)(d)	738,000	172,045
China Yuhua Education Corp., Ltd. (b)(d)	1,238,653	127,812
China Yurun Food Group, Ltd. (b)(c)	1,000,000	47,771
China ZhengTong Auto Services Holdings, Ltd. (b)	1,497,385	72,486
China Zhongwang Holdings, Ltd. (b)(c)(e)	346,000	37,025
China-Singapore Suzhou Industrial Park Development Group Co., Ltd. Class A	52,500	59,944
Chinese Universe Publishing & Media Group Co., Ltd. Class A	43,700	51,429
Chlitina Holding, Ltd.	56,000	274,276
Chongqing Baiya Sanitary Products Co., Ltd. Class A	26,600	32,498
Chongqing Department Store Co., Ltd. Class A	19,900	57,307
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	49,168	88,830
Chongqing Sanfeng Environment Group Corp., Ltd. Class A	52,100	47,575
Chongqing Zaisheng Technology Corp., Ltd. Class A	47,880	35,662
Chongqing Zongshen Power Machinery Co., Ltd. Class A	37,500	31,350
Chongyi Zhangyuan Tungsten Industry Co., Ltd. Class A	53,900	54,436
Chutian Dragon Co., Ltd. Class A	22,600	51,324
CIFI Ever Sunshine Services Group, Ltd. (c)	556,000	206,820
Security Description	Shares	Value
CITIC Resources Holdings, Ltd.	1,424,000	$ 75,282
CITIC Telecom International Holdings, Ltd.	1,384,287	447,915
City Development Environment Co., Ltd. Class A	14,500	22,373
Client Service International, Inc. Class A (b)	23,550	41,721
Clover Biopharmaceuticals, Ltd. (b)(c)	385,000	94,657
CMGE Technology Group, Ltd. (b)(c)	1,009,338	189,012
CMST Development Co., Ltd. Class A	123,000	83,850
CNFinance Holdings, Ltd. ADR (b)	12,600	31,752
COFCO Joycome Foods., Ltd. (b)	1,935,236	520,178
Cofoe Medical Technology Co., Ltd. Class A	11,400	51,570
COL Digital Publishing Group Co., Ltd. Class A (b)	34,200	33,437
Confidence Intelligence Holdings, Ltd. (b)(c)	36,829	171,245
Consun Pharmaceutical Group, Ltd.	108,000	46,227
Contec Medical Systems Co., Ltd. Class A	23,000	68,847
COSCO SHIPPING International Hong Kong Co., Ltd.	146,000	41,662
CPMC Holdings, Ltd.	503,000	209,533
CPT Technology Group Co., Ltd. Class A (b)	244,700	64,186
CQ Pharmaceutical Holding Co., Ltd. Class A	68,800	46,226
Crystal Clear Electronic Material Co., Ltd. Class A	27,100	56,715
CSG Smart Science&Technology Co., Ltd. Class A (b)	59,600	53,671
CSPC Innovation Pharmaceutical Co., Ltd. Class A	22,700	45,533
CSSC Hong Kong Shipping Co., Ltd. (c)	1,322,321	197,087
CStone Pharmaceuticals (b)(c)(d)	441,000	196,627
CTS International Logistics Corp., Ltd. Class A	56,700	76,272
Dada Nexus, Ltd. ADR (b)	57,073	269,955
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	108,000	83,168
Dalipal Holdings, Ltd.	246,000	74,584
Dare Power Dekor Home Co., Ltd. Class A	34,900	39,310
Datang Group Holdings, Ltd. (b)(c)	89,244	17,963

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Dazhong Transportation Group Co., Ltd. Class B	423,035	$ 105,759
Dazzle Fashion Co., Ltd. Class A	18,480	36,187
DBG Technology Co., Ltd. Class A	57,400	78,180
DeHua TB New Decoration Materials Co., Ltd. Class A	20,300	24,688
Deppon Logistics Co., Ltd. Class A (b)	58,700	135,446
Dexin China Holdings Co., Ltd.	444,000	78,620
Digital China Group Co., Ltd. Class A	40,800	91,797
Digital China Information Service Co., Ltd. Class A	40,800	55,227
DingDong Cayman, Ltd. ADR (b)(c)	76,165	271,147
Dongfang Electronics Co., Ltd. Class A	60,200	61,220
Dongguan Aohai Technology Co., Ltd. Class A	17,700	89,553
Dongguan Development Holdings Co., Ltd. Class A	65,500	84,342
Dongjiang Environmental Co., Ltd. Class A	132,200	103,473
DouYu International Holdings, Ltd. ADR (b)(c)	109,871	109,871
Dynagreen Environmental Protection Group Co., Ltd. Class A	51,400	47,801
Dynagreen Environmental Protection Group Co., Ltd. Class H (c)	417,058	126,447
Eastcompeace Technology Co., Ltd. Class A	12,800	20,827
Eastern Communications Co., Ltd. Class A	55,500	66,950
Eastern Communications Co., Ltd. Class B	109,400	42,119
E-Commodities Holdings, Ltd.	784,000	163,793
Edan Instruments, Inc. Class A	54,400	95,765
Edifier Technology Co., Ltd. Class A	36,800	40,263
Edvantage Group Holdings, Ltd.	325,274	80,387
EEKA Fashion Holdings, Ltd. (c)	181,104	246,397
EHang Holdings, Ltd. ADR (b)(c)	25,457	107,174
E-House China Enterprise Holdings, Ltd. (b)(c)	641,100	56,352
EIT Environmental Development Group Co., Ltd. Class A	19,800	43,882
Era Co., Ltd. Class A	50,000	45,237
Essex Bio-technology, Ltd. (c)	341,612	148,396
EVA Precision Industrial Holdings, Ltd. (c)	967,189	158,941
Security Description	Shares	Value
Everest Medicines, Ltd. (b)(d)	118,000	$ 112,740
Excellence Commercial Property & Facilities Management Group, Ltd. (c)	280,784	98,365
Fanhua, Inc. ADR (c)	31,862	164,089
FAWER Automotive Parts Co., Ltd. Class A	130,400	78,652
Feitian Technologies Co., Ltd. Class A (b)	16,300	21,080
FIH Mobile, Ltd. (b)	2,444,198	252,207
FinVolution Group ADR	111,854	478,735
Fire Rock Holdings, Ltd. (b)(c)(e)	958,700	34,196
First Tractor Co., Ltd. Class A	29,700	36,661
First Tractor Co., Ltd. Class H (c)	258,000	89,726
Focus Lightings Tech Co., Ltd. Class A	29,000	38,685
Focused Photonics Hangzhou, Inc. Class A (b)	23,000	99,205
Foran Energy Group Co., Ltd. Class A	16,000	26,146
Fosun Tourism Group (b)(c)(d)	170,593	158,643
Fu Shou Yuan International Group, Ltd.	815,000	449,553
Fufeng Group, Ltd.	709,000	362,182
Fujian Boss Software Development Co., Ltd. Class A	22,260	50,114
Fujian Snowman Co., Ltd. Class A (b)	25,900	34,586
Fujian Star-net Communication Co., Ltd. Class A	11,900	30,263
Fujian Yongfu Power Engineering Co., Ltd. Class A	9,600	60,112
Fulongma Group Co., Ltd. Class A	26,780	32,493
Fulu Holdings, Ltd. (c)	79,500	47,397
Ganglong China Property Group, Ltd. (b)(c)	368,992	112,344
Gansu Qilianshan Cement Group Co., Ltd. Class A	26,300	38,551
Gaotu Techedu, Inc. ADR (b)(c)	95,622	115,703
Genertec Universal Medical Group Co., Ltd. (d)	693,136	354,961
Genimous Technology Co., Ltd. Class A (b)	93,560	67,718
Genor Biopharma Holdings, Ltd. (b)(c)(d)	289,000	65,900
GEPIC Energy Development Co., Ltd. Class A	48,700	32,858
Getein Biotech, Inc. Class A	47,350	76,779
Global New Material International Holdings, Ltd. (c)	408,000	217,256
Goke Microelectronics Co., Ltd. Class A	9,700	89,882

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
GoldenHome Living Co., Ltd. Class A	10,192	$ 36,756
Goldenmax International Group, Ltd. Class A	37,100	39,811
Goodbaby International Holdings, Ltd. (b)	250,000	24,204
Grand Industrial Holding Group Co., Ltd. (b)	33,300	39,516
Greattown Holdings, Ltd. Class A (b)	147,900	65,764
Greatview Aseptic Packaging Co., Ltd. (b)	701,725	99,226
Gree Real Estate Co., Ltd. Class A	94,000	67,509
Greentown Management Holdings Co., Ltd. (d)	654,904	558,970
Guangdong Advertising Group Co., Ltd. Class A	135,900	76,060
Guangdong Aofei Data Technology Co., Ltd. Class A	63,540	71,480
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	100,600	66,604
Guangdong Dongfang Precision Science & Technology Co., Ltd. Class A (b)	107,700	62,845
Guangdong Dongpeng Holdings Co., Ltd.	73,700	80,635
Guangdong Dowstone Technology Co., Ltd. Class A	27,500	64,033
Guangdong Golden Dragon Development, Inc. Class A	27,100	51,394
Guangdong Guanghua Sci-Tech Co., Ltd. Class A	14,800	36,247
Guangdong Highsun Group Co., Ltd. Class A (b)	109,000	33,637
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (b)	119,700	68,840
Guangdong Huiyun Tianium Industry Co., Ltd. Class A	15,000	21,125
Guangdong Hybribio Biotech Co., Ltd. Class A	31,950	80,310
Guangdong Shunkong Development Co., Ltd. Class A	22,700	53,015
Guangdong Sirio Pharma Co., Ltd. Class A	13,500	48,913
Guangdong South New Media Co., Ltd. Class A	15,100	65,427
Guangdong Tapai Group Co., Ltd. Class A	9,300	9,784
Guangdong Topstar Technology Co., Ltd. Class A	19,200	31,241
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	34,400	63,404
Guanglian Aviation Industry Co., Ltd. Class A (b)	14,900	52,459
Security Description	Shares	Value
Guangxi Liugong Machinery Co., Ltd. Class A	100,620	$ 79,743
Guangzhou GRG Metrology & Test Co., Ltd. Class A	32,600	90,541
Guangzhou Hi-Target Navigation Tech Co., Ltd. Class A	38,700	35,828
Guangzhou Jet Biofiltration Co., Ltd. Class A	11,921	47,556
Guangzhou KDT Machinery Co., Ltd. Class A	27,360	49,354
Guangzhou Shangpin Home Collection Co., Ltd. Class A	9,000	23,001
Guangzhou Sie Consulting Co., Ltd. Class A	18,780	62,985
Guangzhou Zhiguang Electric Co., Ltd. Class A	40,900	47,388
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A (b)	72,600	64,665
Guizhou Zhongyida Co., Ltd. Class A (b)	218,200	103,645
Guomai Technologies, Inc. Class A	30,800	20,781
Haima Automobile Co., Ltd. Class A (b)	66,100	44,968
Hainan Development Holdings Nanhai Co., Ltd. Class A (b)	47,500	74,024
Hainan Huluwa Pharmaceutical Group Co., Ltd. Class A (b)	15,600	31,488
Hainan Meilan International Airport Co., Ltd. Class H (b)(c)	122,940	295,999
Hainan Poly Pharm Co., Ltd. Class A	24,100	83,667
Hainan Strait Shipping Co., Ltd. Class A	145,000	100,271
Haitong UniTrust International Leasing Co., Ltd. Class H (c)(d)	756,000	70,304
Hand Enterprise Solutions Co., Ltd. Class A (b)	101,500	100,515
Hangcha Group Co., Ltd. Class A	42,600	74,156
Hangxiao Steel Structure Co., Ltd. Class A	230,300	131,800
Hangzhou Dptech Technologies Co., Ltd. Class A	37,950	60,951
Hangzhou Electronic Soul Network Technology Co., Ltd. Class A	26,900	74,823
Hangzhou Haoyue Personal Care Co., Ltd. Class A	11,500	60,201
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (b)	100,900	40,195
Hangzhou Onechance Tech Corp. Class A	13,800	48,509

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Hangzhou SF Intra-City Industrial Co., Ltd. Class H (b)(d)	51,600	$ 37,797
Hangzhou Shunwang Technology Co., Ltd. Class A	57,700	80,045
Hangzhou Steam Turbine Power Group Co., Ltd. Class B	253,336	344,025
Hanwei Electronics Group Corp. Class A	14,500	33,031
Harbin Electric Co., Ltd. Class H (b)(c)	528,000	154,703
HBIS Resources Co., Ltd. Class A	42,000	63,921
HBM Holdings, Ltd. (b)(d)	505,842	120,501
HC SemiTek Corp. Class A (b)	62,200	55,053
Health & Happiness H&H International Holdings, Ltd.	98,000	92,134
Healthcare Co., Ltd. Class A (b)	41,000	56,073
Hebei Changshan Biochemical Pharmaceutical Co., Ltd. Class A	36,400	27,827
Hefei Urban Construction Development Co., Ltd. Class A	22,700	22,130
Hello Group, Inc. ADR	95,975	443,404
Henan Jindan Lactic Acid Technology Co., Ltd. Class A	12,600	41,993
Henan Lingrui Pharmaceutical Co. Class A	39,600	64,101
Henan Thinker Automatic Equipment Co., Ltd. Class A	52,760	85,403
Henan Yuguang Gold & Lead Co., Ltd. Class A	67,600	49,497
Henan Yuneng Holdings Co., Ltd. Class A (b)	84,800	60,902
Hexing Electrical Co., Ltd. Class A	49,900	104,152
Holitech Technology Co., Ltd. Class A (b)	293,900	107,185
Hollysys Automation Technologies, Ltd.	40,570	693,747
Hong Kong Aerospace Technology Group, Ltd. (b)(c)	56,038	79,097
Hongda Xingye Co., Ltd. Class A (b)	125,300	59,757
Hongli Zhihui Group Co., Ltd. Class A (b)	48,200	47,327
Hope Education Group Co., Ltd. (c)(d)	2,800,597	199,790
Hua Medicine (b)(d)	508,398	237,040
Huafon Microfibre Shanghai Technology Co., Ltd. Class T (b)	80,500	40,876
Huafu Fashion Co., Ltd. Class A	85,500	37,298
Security Description	Shares	Value
Huangshan Tourism Development Co., Ltd. Class B	318,561	$ 225,860
Huapont Life Sciences Co., Ltd. Class A	94,600	70,594
Huazhong In-Vehicle Holdings Co., Ltd. (c)	355,687	115,090
Hunan Aihua Group Co., Ltd. Class A	19,000	74,490
Hunan Er-Kang Pharmaceutical Co., Ltd. Class A (b)	157,900	68,439
Hunan Kaimeite Gases Co., Ltd. Class A	27,900	76,744
Hunan TV & Broadcast Intermediary Co., Ltd. Class A	146,200	90,232
HUYA, Inc. ADR (b)	63,538	141,054
Hytera Communications Corp., Ltd. Class A (b)	48,500	30,478
HyUnion Holding Co., Ltd. Class A (b)	38,900	41,087
IAT Automobile Technology Co., Ltd. Class A (b)	20,100	34,143
iDreamSky Technology Holdings, Ltd. (b)(c)(d)	516,880	237,702
I-Mab ADR (b)(c)	39,005	156,410
Immunotech Biopharm, Ltd. (b)(c)	184,109	94,987
INESA Intelligent Tech, Inc. Class B	147,700	60,262
Ingdan, Inc. (b)(c)(d)	472,000	93,800
Inkeverse Group, Ltd. (b)	845,494	103,399
Inner Mongolia Xingye Mining Co., Ltd. Class A (b)	77,800	62,968
Inner Mongolia Xinhua Distribution Group Co., Ltd. Class A	15,300	21,397
Innuovo Technology Co., Ltd. Class A (b)	55,800	55,807
Intron Technology Holdings, Ltd. (c)	257,172	134,976
IReader Technology Co., Ltd. Class A	30,800	57,546
Jacobio Pharmaceuticals Group Co., Ltd. (b)(c)(d)	314,290	168,558
JC Finance & Tax Interconnect Holdings, Ltd. Class A (b)	42,100	36,023
Jenkem Technology Co., Ltd. Class A	3,508	83,941
Jh Educational Technology, Inc. (b)(c)	494,000	93,767
Jiajiayue Group Co., Ltd. Class A (b)	41,100	62,205
Jiangling Motors Corp., Ltd. Class A	19,900	40,614
Jiangshan Oupai Door Industry Co., Ltd. Class A	11,960	65,427

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Jiangsu Amer New Material Co., Ltd. Class A	30,700	$ 56,541
Jiangsu Ankura Smart Transmission Engineering Technology Co., Ltd. Class A	9,600	49,824
Jiangsu Bioperfectus Technologies Co., Ltd. Class A	2,707	39,869
Jiangsu Canlon Building Materials Co., Ltd. Class A	23,600	44,988
Jiangsu Chuanzhiboke Education Technology Co., Ltd. Class A	21,900	39,873
Jiangsu Gian Technology Co., Ltd. Class A	8,600	34,682
Jiangsu Huachang Chemical Co., Ltd. Class A	32,400	36,312
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd. Class A	213,600	128,535
Jiangsu Leike Defense Technology Co., Ltd. Class A (b)	52,600	34,825
Jiangsu Shagang Co., Ltd. Class A	92,300	49,069
Jiangsu Sidike New Material Science & Technology Co., Ltd. Class A	15,700	49,330
Jiangsu Sopo Chemical Co. Class A	33,800	41,105
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd. Class A	161,360	105,247
Jiangsu Zhongnan Construction Group Co., Ltd. Class A (b)	159,400	51,873
Jiangxi Fushine Pharmaceutical Co., Ltd. Class A (b)	31,600	59,396
Jiangxi Huangshanghuang Group Food Co., Ltd. Class A	45,800	69,704
Jiangxi Xinyu Guoke Technology Co., Ltd. Class A	15,480	55,001
Jiangzhong Pharmaceutical Co., Ltd. Class A	16,200	32,767
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd. Class A	57,100	43,491
Jilin Chemical Fibre Class A (b)	125,400	70,183
Jin Tong Ling Technology Group Co., Ltd. Class A	72,000	36,459
Jinchuan Group International Resources Co., Ltd. (c)	1,775,000	171,849
Jinghua Pharmaceutical Group Co., Ltd. Class A	35,200	54,362
Jingrui Holdings, Ltd. (b)(e)	428,000	16,084
Jinke Properties Group Co., Ltd. Class A (b)	243,600	71,414
Jinke Smart Services Group Co., Ltd. Class H	174,700	264,835
Security Description	Shares	Value
Jinlei Technology Co., Ltd. Class A (b)	16,500	$ 89,453
Jinneng Holding Shanxi Electric Power Co., Ltd. Class A (b)	188,800	85,540
Jinneng Science&Technology Co., Ltd. Class A	34,700	45,266
Jinxin Fertility Group, Ltd. (d)	1,006,000	493,395
Jiuzhitang Co., Ltd. Class A	61,500	70,479
JNBY Design, Ltd.	164,270	160,505
Jointo Energy Investment Co., Ltd. Hebei Class A (b)	95,400	58,879
Joyoung Co., Ltd. Class A	30,600	63,396
JOYY, Inc. ADR	31,822	827,372
JSTI Group Class A	41,900	32,854
Jushri Technologies, Inc. Class A	35,123	53,849
JW Cayman Therapeutics Co., Ltd. (b)(c)(d)	246,350	99,169
Kaiser China Cultural Co., Ltd. Class A (b)	32,900	20,675
Kama Co., Ltd. Class B (b)	147,100	66,048
Kandi Technologies Group, Inc. (b)(c)	50,737	107,055
Kangji Medical Holdings, Ltd. (c)	313,569	222,896
Keeson Technology Corp., Ltd. Class A	15,724	31,761
Keshun Waterproof Technologies Co., Ltd. Class A (b)	58,500	78,119
Keymed Biosciences, Inc. (b)(d)	128,000	580,491
Kindstar Globalgene Technology, Inc. (b)(d)	144,500	32,766
Kinetic Development Group, Ltd.	1,486,000	123,046
Kingsoft Cloud Holdings, Ltd. ADR (b)(c)	83,966	167,092
Kintor Pharmaceutical, Ltd. (b)(c)(d)	147,000	208,612
Konka Group Co., Ltd. Class A	82,200	55,460
Konka Group Co., Ltd. Class B	152,400	38,440
KPC Pharmaceuticals, Inc. Class A	35,800	57,096
Kunming Yunnei Power Co., Ltd. Class A	163,700	60,390
Kunshan Kersen Science & Technology Co., Ltd. Class A (b)	22,100	20,708
KWG Group Holdings, Ltd. (b)	836,500	103,365
KWG Living Group Holdings, Ltd. (c)	725,734	97,074
Lee & Man Chemical Co., Ltd.	108,000	74,707
Lee & Man Paper Manufacturing, Ltd.	1,122,000	360,188
Lemtech Holdings Co., Ltd.	29,336	71,333
Leo Group Co., Ltd. Class A (b)	367,900	90,309

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
LexinFintech Holdings, Ltd. ADR (b)	82,088	$ 138,729
Liao Ning Oxiranchem, Inc. Class A	37,400	47,634
Lifetech Scientific Corp. (b)	1,986,000	660,322
Ligao Foods Co., Ltd. Class A	9,700	117,339
Linklogis, Inc. Class B (b)(c)(d)	736,500	309,615
Liuzhou Iron & Steel Co., Ltd. Class A	46,300	21,951
Longhua Technology Group Luoyang Co., Ltd. Class A	50,000	49,375
Lonking Holdings, Ltd.	1,284,000	188,104
Lu Thai Textile Co., Ltd. Class B	44,743	26,504
Luokung Technology Corp. (b)	338,137	61,778
Luolai Lifestyle Technology Co., Ltd. Class A	55,000	78,768
Luoniushan Co., Ltd. Class A (b)	59,400	52,492
Luoxin Pharmaceuticals Group Stock Co., Ltd. Class A	72,500	71,085
Luoyang Glass Co., Ltd. Class A (b)	39,200	106,012
Luoyang Glass Co., Ltd. Class H (b)(c)	169,261	189,747
Lushang Health Industry Development Co., Ltd. Class A	56,800	61,348
Luyang Energy-Saving Materials Co., Ltd.	25,900	84,903
Luye Pharma Group, Ltd. (b)(c)(d)	1,438,721	399,548
LVGEM China Real Estate Investment Co., Ltd. (b)(c)	892,000	98,860
Maccura Biotechnology Co., Ltd. Class A	31,600	74,244
Maoyan Entertainment (b)(c)(d)	343,396	238,849
Markor International Home Furnishings Co., Ltd. Class A (b)	126,100	48,642
Marssenger Kitchenware Co., Ltd. Class A	7,600	27,408
Maxvision Technology Corp. Class A	23,500	70,739
Mayinglong Pharmaceutical Group Co., Ltd. Class A	16,700	47,974
Medlive Technology Co., Ltd. (c)(d)	124,000	142,167
Meitu, Inc. (b)(c)(d)	1,873,098	176,575
Merit Interactive Co., Ltd. Class A	15,700	20,943
M-Grass Ecology & Environment Group Co., Ltd. Class A	22,000	10,029
Microport Cardioflow Medtech Corp. (b)(c)(d)	719,000	201,506
Midea Real Estate Holding, Ltd. (c)(d)	192,200	180,695
Security Description	Shares	Value
Ming Yuan Cloud Group Holdings, Ltd.	619,000	$ 366,673
MINISO Group Holding, Ltd. ADR	84,378	463,235
Mobvista, Inc. (b)(c)(d)	399,399	199,956
Monalisa Group Co., Ltd. Class A	23,800	49,442
Montnets Cloud Technology Group Co., Ltd. Class A (b)	41,100	56,382
Moon Environment Technology Co., Ltd. Class A	35,500	54,178
Morimatsu International Holdings Co., Ltd. (b)	200,000	203,060
Nam Tai Property, Inc. (b)(c)(e)	15,965	50,409
NanJi E-Commerce Co., Ltd. Class A	142,500	88,948
Nanjing Chervon Auto Precision Technology Co., Ltd. Class A	12,400	42,057
Nanjing Gaoke Co., Ltd. Class A	10,000	9,693
Nayuki Holdings, Ltd. (b)(c)	406,500	298,794
NetDragon Websoft Holdings, Ltd.	179,000	326,081
Netjoy Holdings, Ltd. (c)	476,752	72,273
New Hope Dairy Co., Ltd. Class A	44,100	67,488
New Horizon Health, Ltd. (b)(c)(d)	130,000	240,462
Newborn Town, Inc. (b)(c)	533,315	108,703
Ningbo BaoSi Energy Equipment Co., Ltd. Class A	29,500	23,586
Ningbo Haitian Precision Machinery Co., Ltd. Class A	21,400	52,951
Ningbo Huaxiang Electronic Co., Ltd. Class A	23,700	40,225
Ningbo Peacebird Fashion Co., Ltd. Class A	19,900	46,727
Ningbo Zhenyu Technology Co., Ltd. Class A	4,400	55,133
Ningxia Zhongyin Cashmere Co., Ltd. Class A (b)	179,300	46,025
Niu Technologies ADR (b)	36,209	148,457
NKY Medical Holdings, Ltd. Class A	14,700	57,920
Noah Holdings, Ltd. ADR (b)	20,940	276,617
North Copper Co., Ltd. Class A (b)	79,800	55,967
North Huajin Chemical Industries Co., Ltd. Class A	78,300	78,200
Northking Information Technology Co., Ltd. Class A	32,420	117,508
NSFOCUS Technologies Group Co., Ltd. Class A	35,300	40,355
Ocean's King Lighting Science & Technology Co., Ltd. Class A	49,500	68,392
Oceanwide Holdings Co., Ltd. Class A (b)	570,600	95,245

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Ocumension Therapeutics (b)(c)(d)	184,564	$ 239,819
Olympic Circuit Technology Co., Ltd.	26,470	49,790
OneConnect Financial Technology Co., Ltd. ADR (b)(c)	115,289	83,239
Opple Lighting Co., Ltd. Class A	10,800	22,921
ORG Technology Co., Ltd. Class A	92,900	60,334
Orient Group, Inc. Class A (b)	310,700	112,005
Ourpalm Co., Ltd. Class A (b)	160,100	62,655
PCI Technology Group Co., Ltd. Class A	67,000	52,253
Peijia Medical, Ltd. (b)(d)	262,000	206,265
People.cn Co., Ltd. Class A	63,100	91,342
PhiChem Corp. Class A	25,900	60,743
POCO Holding Co., Ltd. Class A	5,500	70,467
Poly Property Group Co., Ltd.	516,000	92,027
Pony Testing International Group Co., Ltd. Class A	8,800	43,240
Powerlong Commercial Management Holdings, Ltd. (c)	144,000	60,536
Pujiang International Group, Ltd. (b)	213,000	73,262
Q Technology Group Co., Ltd. (b)(c)	337,137	141,299
Qingdao Ainnovation Technology Group Co., Ltd. Class H (b)(d)	32,600	77,577
Qingdao East Steel Tower Stock Co., Ltd. Class A	54,600	63,261
Qingdao Eastsoft Communication Technology Co., Ltd. Class A	14,700	25,259
Qingdao Gon Technology Co., Ltd. Class A	16,400	59,535
Qingdao Hiron Commercial Cold Chain Co., Ltd. Class A	20,000	79,364
Qingdao Tianneng Heavy Industries Co., Ltd. Class A	41,900	53,072
Qinghai Huzhu TianYouDe Highland Barley Spirit Co., Ltd. Class A	20,400	41,692
Qingling Motors Co., Ltd. Class H	906,528	117,792
Qinhuangdao Port Co., Ltd. Class A	546,900	204,057
Qudian, Inc. ADR (b)(c)	127,311	114,580
Queclink Wireless Solutions Co., Ltd. Class A	8,600	12,751
Rainbow Digital Commercial Co., Ltd. Class A	44,900	39,741
Redco Properties Group, Ltd. (b)(c)(d)	512,000	114,794
Security Description	Shares	Value
Redsun Properties Group, Ltd. (b)(c)	927,427	$ 98,060
ReneSola, Ltd. ADR (b)(c)	38,625	194,670
Renhe Pharmacy Co., Ltd. Class A	47,500	37,112
Renren, Inc. ADR (b)	5,132	151,959
Rianlon Corp. Class A	9,300	71,448
Richinfo Technology Co., Ltd. Class A	23,700	42,286
RiseSun Real Estate Development Co., Ltd. Class A (b)	274,400	90,451
Ruida Futures Co., Ltd. Class A	24,000	44,437
Runjian Co., Ltd. Class A	7,400	33,724
SCE Intelligent Commercial Management Holdings, Ltd. (c)	502,000	105,517
SciClone Pharmaceuticals Holdings, Ltd. (d)	116,480	91,850
SGIS Songshan Co., Ltd. Class A	128,100	53,905
Shaanxi Construction Machinery Co., Ltd. Class A	79,970	53,619
Shaanxi Heimao Coking Co., Ltd. Class A (b)	93,500	65,314
Shaanxi International Trust Co., Ltd. Class A	23,800	9,648
Shandong Bohui Paper Industrial Co., Ltd. Class A	42,500	41,194
Shandong Chenming Paper Holdings, Ltd. Class B (b)	325,600	96,644
Shandong Chenming Paper Holdings, Ltd. Class H (b)	301,000	83,207
Shandong Dawn Polymer Co., Ltd. Class A	18,200	47,816
Shandong Head Group Co., Ltd. Class A	17,700	70,262
Shandong Hi-Speed Road & Bridge Co., Ltd. Class A	96,700	113,395
Shandong Humon Smelting Co., Ltd. Class A	40,400	51,512
Shandong Jincheng Pharmaceutical Group Co., Ltd. Class A	22,300	78,982
Shandong Longda Meishi Co, Ltd. Class A (b)	43,900	57,822
Shandong Molong Petroleum Machinery Co., Ltd. Class A (b)	180,500	124,821
Shandong Molong Petroleum Machinery Co., Ltd. Class H (b)	139,492	53,665
Shandong Publishing & Media Co., Ltd. Class A	183,100	156,925
Shandong WIT Dyne Health Co., Ltd. Class A	8,600	49,929

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Shandong Xiantan Co., Ltd. Class A	26,900	$ 30,790
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	49,010	123,811
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (b)	64,700	85,037
Shang Gong Group Co., Ltd. Class B	167,100	58,318
Shanghai 2345 Network Holding Group Co., Ltd. Class A	328,200	88,390
Shanghai AJ Group Co., Ltd. Class A	88,300	65,768
Shanghai AtHub Co., Ltd. Class A	17,800	52,982
Shanghai Baolong Automotive Corp. Class A	21,200	131,200
Shanghai Bright Power Semiconductor Co., Ltd. Class A	3,496	43,487
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	369,100	224,044
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	52,100	21,778
Shanghai Environment Group Co., Ltd. Class A	48,200	60,173
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	44,737	62,376
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class A	80,776	93,929
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	101,000	38,085
Shanghai Ganglian E-Commerce Holdings Co., Ltd. Class A	15,876	38,347
Shanghai Haixin Group Co. Class B	652,508	198,362
Shanghai Haohai Biological Technology Co., Ltd. Class A	7,713	72,822
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)(d)	24,700	79,450
Shanghai HeartCare Medical Technology Corp., Ltd. Class H (b)(d)	24,050	89,461
Shanghai Henlius Biotech, Inc. Class H (b)(d)	20,100	29,190
Shanghai Industrial Holdings, Ltd.	255,062	276,185
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	86,900	53,009
Shanghai Jinjiang International Travel Co., Ltd. Class B	52,000	68,224
Security Description	Shares	Value
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	108,000	$ 161,186
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	83,400	74,226
Shanghai Kaibao Pharmaceutical Co., Ltd. Class A	31,500	23,020
Shanghai Kindly Medical Instruments Co., Ltd. Class H	32,800	104,251
Shanghai Kinetic Medical Co., Ltd. Class A	62,900	63,084
Shanghai Labway Clinical Laboratory Co., Ltd. Class A	7,000	20,737
Shanghai Lily & Beauty Cosmetics Co., Ltd. Class A	16,700	26,658
Shanghai Lingyun Industries Development Co., Ltd. Class B (b)	243,000	142,641
Shanghai Maling Aquarius Co., Ltd. Class A	38,000	39,177
Shanghai Mechanical & Electrical Industry Co., Ltd. Class B	112,200	114,220
Shanghai MicroPort Endovascular MedTech Group Co., Ltd. Class A	4,580	102,063
Shanghai New Power Automotive Technology Co., Ltd. Class B	392,060	157,216
Shanghai Pudong Construction Co., Ltd. Class A	106,225	87,911
Shanghai QiFan Cable Co., Ltd. Class A	12,700	37,855
Shanghai Runda Medical Technology Co., Ltd. Class A (b)	32,300	46,847
Shanghai Shibei Hi-Tech Co., Ltd. Class B	278,300	68,184
Shanghai Shimao Co., Ltd. Class A (b)	206,500	68,359
Shanghai Sinyang Semiconductor Materials Co., Ltd. Class A	15,900	65,191
Shanghai Tongji Science & Technology Industrial Co., Ltd. Class A	41,000	45,318
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	43,600	71,309
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	76,400	65,475
Shanghai Yaoji Technology Co., Ltd. Class A	36,600	64,070

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Shanghai Yongguan Adhesive Products Corp., Ltd. Class A	6,900	$ 19,967
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	57,300	37,535
Shanghai ZJ Bio-Tech Co., Ltd. Class A	10,106	49,501
Shantui Construction Machinery Co., Ltd. Class A	58,600	33,537
Shanxi Blue Flame Holding Co., Ltd. Class A	64,000	79,179
Shengda Resources Co., Ltd. Class A (b)	36,000	50,547
Shengyuan Environmental Protection Co., Ltd. Class A	21,100	51,232
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	6,400	81,558
Shenzhen Agricultural Products Group Co., Ltd. Class A	68,500	49,868
Shenzhen Aisidi Co., Ltd. Class A	52,400	61,741
Shenzhen Bioeasy Biotechnology Co., Ltd. Class A	16,100	37,850
Shenzhen Center Power Tech Co., Ltd. Class A (b)	22,600	49,707
Shenzhen Cereals Holdings Co., Ltd. Class A	92,365	89,137
Shenzhen Changhong Technology Co., Ltd. Class A	26,700	60,597
Shenzhen Click Technology Co., Ltd. Class A	23,200	49,530
Shenzhen Colibri Technologies Co., Ltd. Class A	26,800	55,448
Shenzhen Das Intellitech Co., Ltd. Class A (b)	86,093	35,383
Shenzhen Deren Electronic Co., Ltd. Class A (b)	25,300	31,939
Shenzhen Fine Made Electronics Group Co., Ltd. Class A	11,000	63,354
Shenzhen Fortune Trend Technology Co., Ltd. Class A	4,786	52,954
Shenzhen FRD Science & Technology Co., Ltd.	33,500	71,519
Shenzhen Infogem Technologies Co., Ltd. Class A (b)	42,700	51,869
Shenzhen Investment, Ltd.	610,000	92,473
Shenzhen Jieshun Science And Technology Industry Co., Ltd. Class A	29,000	26,603
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	78,800	43,550
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	48,400	66,804
Shenzhen Kingkey Smart Agriculture Times Co., Ltd. Class A, REIT	17,300	38,317
Security Description	Shares	Value
Shenzhen Laibao Hi-tech Co., Ltd. Class A	31,800	$ 34,346
Shenzhen Leaguer Co., Ltd. Class A	87,100	88,332
Shenzhen Microgate Technology Co., Ltd. Class A	44,900	46,480
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (b)	131,295	59,486
Shenzhen New Nanshan Holding Group Co., Ltd. Class A (b)	237,900	114,459
Shenzhen Rongda Photosensitive & Technology Co., Ltd. Class A	16,580	45,536
Shenzhen Sunline Tech Co., Ltd. Class A	41,100	66,183
Shenzhen Sunmoon Microelectronics Co., Ltd. Class A	6,503	45,873
Shenzhen Sunnypol Optoelectronics Co., Ltd. Class A	8,800	54,201
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	53,000	74,714
Shenzhen Tagen Group Co., Ltd. Class A	163,300	121,860
Shenzhen Urovo Technology Co., Ltd. Class A	12,400	21,324
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	61,700	51,928
Shenzhen World Union Group, Inc. Class A (b)	119,800	48,060
Shenzhen Xinhao Photoelectricity Technology Co., Ltd. Class A	4,200	30,629
Shenzhen Yan Tian Port Holding Co., Ltd. Class A	170,100	121,685
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (b)	62,300	42,995
Shenzhen Ysstech Info-tech Co., Ltd. Class A	35,000	34,611
Shenzhen Zhaowei Machinery & Electronic Co., Ltd. Class A	8,900	64,055
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (b)	89,800	68,775
Shoucheng Holdings, Ltd. (c)	2,292,895	347,590
Shougang Fushan Resources Group, Ltd.	2,417,718	705,305
Shouhang High-Tech Energy Co., Ltd. Class A (b)	118,800	61,657
Shui On Land, Ltd. (c)	2,348,500	239,341
ShuYu Civilian Pharmacy Corp., Ltd. Class A	10,300	22,827
Sichuan Chengfei Integration Technology Corp. Class A	23,900	77,877

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sichuan Expressway Co., Ltd. Class A	500,510	$ 267,485
Sichuan Furong Technology Co., Ltd. Class A	16,400	36,968
Sichuan Haite High-tech Co., Ltd. Class A (b)	32,700	38,254
Sichuan Jiuyuan Yinhai Software Co., Ltd. Class A	14,400	24,865
Sichuan Jiuzhou Electric Co., Ltd. Class A	29,700	30,078
Sichuan Lutianhua Co., Ltd. Class A (b)	62,600	43,377
Sihuan Pharmaceutical Holdings Group, Ltd. (c)	2,334,000	225,970
Sinco Pharmaceuticals Holdings, Ltd. (b)	628,000	22,000
Sinic Holdings Group Co., Ltd. Class H (b)(c)(e)	347,921	5,540
Sino GeoPhysical Co., Ltd. Class A	12,200	31,915
Sinofert Holdings, Ltd. (b)	1,434,000	160,756
Sino-Ocean Group Holding, Ltd. (b)	2,683,947	280,365
Sino-Ocean Service Holding, Ltd. (d)	271,500	63,293
Sinopec Engineering Group Co., Ltd. Class H	797,000	319,819
Sinopec Kantons Holdings, Ltd.	300,000	82,931
Sino-Platinum Metals Co., Ltd. Class A	21,000	42,211
Sinoseal Holding Co., Ltd. Class A	15,400	76,966
Sinosteel Engineering & Technology Co., Ltd. Class A	58,300	42,442
Sinosteel New Materials Co., Ltd.	23,100	32,694
Sinovac Biotech, Ltd. (b)(c)	67,578	437,230
Sobute New Materials Co., Ltd.	30,000	69,559
SOHO China, Ltd. (b)(c)	1,419,500	226,038
Sohu.com, Ltd. ADR (b)	19,016	305,587
South Manganese Investment, Ltd. (b)(c)	783,139	70,833
Streamax Technology Co., Ltd. Class A	13,500	39,501
Sumavision Technologies Co., Ltd. Class A	62,900	38,733
Sun King Technology Group, Ltd. (b)(c)	905,018	186,770
Sunac Services Holdings, Ltd. (c)(d)	609,000	152,834
Sunflower Pharmaceutical Group Co., Ltd. Class A	36,800	88,217
Sunfly Intelligent Technology Co., Ltd. Class A	29,600	37,243
Suning Universal Co., Ltd. Class A (b)	174,500	75,389
Sunjuice Holdings Co., Ltd.	16,917	122,819
Security Description	Shares	Value
Sunkwan Properties Group, Ltd. (b)(c)	816,310	$ 6,863
Sunward Intelligent Equipment Co., Ltd. Class A (b)	175,825	147,484
Suwen Electric Energy Technology Co., Ltd. Class A	5,800	36,391
Suzhou Anjie Technology Co., Ltd. Class A	55,600	96,863
Suzhou Electrical Apparatus Science Academy Co., Ltd. Class A (b)	48,400	36,321
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A (b)	158,800	100,682
Suzhou Good-Ark Electronics Co., Ltd. Class A	47,500	75,956
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,100	39,061
Suzhou Weizhixiang Food Co., Ltd. Class A	3,700	26,469
SY Holdings Group, Ltd. (c)	291,139	185,812
SYoung Group Co., Ltd. Class A (b)	34,900	62,661
Taiji Computer Corp., Ltd. Class A	30,400	71,894
Talkweb Information System Co., Ltd. Class A (b)	81,200	64,922
Tangrenshen Group Co., Ltd. Class A (b)	33,500	37,451
Tansun Technology Co., Ltd. Class A	36,540	74,473
TCL Electronics Holdings, Ltd. (b)	651,988	228,406
Tech-Bank Food Co., Ltd. Class A (b)	75,900	72,289
Telling Telecommunication Holding Co., Ltd. Class A	52,400	65,342
Three Squirrels, Inc. Class A	18,000	45,674
Three's Co. Media Group Co., Ltd. Class A	5,356	59,847
Tian Lun Gas Holdings, Ltd. (c)	309,265	135,921
Tiangong International Co., Ltd. (c)	1,460,000	394,298
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	132,470	114,462
Tianjin Port Development Holdings, Ltd.	480,000	30,268
Tianjin Ringpu Bio-Technology Co., Ltd. Class A	28,000	76,705
Tianjin Teda Co., Ltd. Class A	63,300	32,764
Tianjin You Fa Steel Pipe Group Stock Co., Ltd. Class A	80,712	66,004
Tianli International Holdings, Ltd. (b)(c)	823,667	151,095
Tianneng Power International, Ltd. (c)	458,000	400,245

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Tianrun Industry Technology Co., Ltd. Class A	57,200	$ 39,957
Tibet Cheezheng Tibetan Medicine Co., Ltd. Class A	11,800	35,338
Tibet Rhodiola Pharmaceutical Holding Co. Class A	10,900	50,608
Times China Holdings, Ltd. (b)(c)	592,000	63,349
TKD Science & Technology Co., Ltd. Class A	16,500	44,761
Tong Ren Tang Technologies Co., Ltd. Class H (c)	417,000	243,297
Tongdao Liepin Group (b)	134,400	124,471
Tongding Interconnection Information Co., Ltd. Class A (b)	29,800	19,354
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	116,300	69,658
Tongyu Heavy Industry Co., Ltd. Class A	134,600	46,823
Top Resource Conservation & Environment Corp. Class A	36,400	62,291
Topsec Technologies Group, Inc. Class A	58,200	75,106
TPV Technology Co., Ltd. Class A (b)	134,100	33,858
Troy Information Technology Co., Ltd. Class A (b)	35,300	33,373
TRS Information Technology Corp., Ltd. Class A	28,500	39,577
Truking Technology, Ltd. Class A	33,800	75,810
Tsaker New Energy Tech Co., Ltd. (d)	308,000	46,691
Tuya, Inc. ADR (b)(c)	89,510	83,217
Unilumin Group Co., Ltd. Class A	48,540	37,039
United Strength Power Holdings, Ltd. (c)	96,296	134,693
Up Fintech Holding, Ltd. ADR (b)(c)	64,156	211,073
Uxin, Ltd. ADR (b)(c)	173,474	104,084
Venus MedTech Hangzhou, Inc. Class H (b)(c)(d)	186,500	218,101
Victory Giant Technology Huizhou Co., Ltd. Class A	45,300	85,019
Visionox Technology, Inc. Class A (b)	100,100	78,348
Visual China Group Co., Ltd. Class A	34,800	48,326
Viva Biotech Holdings (b)(c)(d)	754,551	127,843
Vnet Group, Inc. ADR (b)(c)	65,695	361,322
Wanbangde Pharmaceutical Holding Group Co., Ltd. Class A (b)	60,700	73,819
Wangneng Environment Co., Ltd. Class A	26,000	65,354
Security Description	Shares	Value
Wangsu Science & Technology Co., Ltd. Class A	83,000	$ 52,856
Weimob, Inc. (b)(c)(d)	1,318,000	466,763
Weiqiao Textile Co. Class H	406,319	61,078
Wellhope Foods Co., Ltd. Class A (b)	70,700	92,724
West China Cement, Ltd. (b)	2,340,761	238,552
Western Region Gold Co., Ltd. Class A	25,500	42,064
Winall Hi-Tech Seed Co., Ltd. Class A	26,300	49,286
Wonders Information Co., Ltd. Class A (b)	56,000	59,149
WPG Shanghai Smart Water PCL Class A	37,800	47,614
Wuhan Easydiagnosis Biomedicine Co., Ltd. Class A	6,900	54,065
Wuhan Fingu Electronic Technology Co., Ltd. Class A	25,900	31,534
Wuhan Jingce Electronic Group Co., Ltd. Class A	14,300	83,704
Wuhan Keqian Biology Co., Ltd. Class A	24,747	72,028
Wuhan P&S Information Technology Co., Ltd. Class A (b)	38,000	22,547
Wuhan Tianyu Information Industry Co., Ltd. Class A (b)	19,300	25,962
Wuxi Boton Technology Co., Ltd. Class A	17,900	33,344
Wuxi Xinje Electric Co., Ltd. Class A	13,365	65,015
X Financial ADR (b)	7,650	17,060
XD, Inc. (b)(c)	161,000	328,157
XGD, Inc. Class A (b)	13,500	20,981
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)(c)(d)	484,844	319,939
Xiamen Comfort Science & Technology Group Co., Ltd. Class A	70,900	76,080
Xiamen Hongxin Electronics Technology Group, Inc. Class A (b)	24,300	37,494
Xiamen Jihong Technology Co., Ltd. Class A (b)	36,600	59,193
Xiamen Kingdomway Group Co. Class A	33,600	88,370
Xi'an ChenXi Aviation Technology Corp., Ltd. Class A (b)	16,500	40,433
Xi'an Sinofuse Electric Co., Ltd.	3,700	80,792
Xi'an Tian He Defense Technology Co., Ltd. Class A (b)	24,600	34,334

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Xilinmen Furniture Co., Ltd. Class A	31,100	$ 140,817
Xingda International Holdings, Ltd.	249,000	49,166
Xingyuan Environment Technology Co., Ltd. Class A (b)	51,000	21,461
Xinhua Winshare Publishing and Media Co., Ltd. Class H	335,522	213,284
Xinhuanet Co., Ltd. Class A	37,100	83,784
Xinjiang Communications Construction Group Co., Ltd. Class A	27,100	45,844
Xinjiang Xintai Natural Gas Co., Ltd. Class A	22,520	69,906
Xinjiang Xinxin Mining Industry Co., Ltd. Class H (b)	669,724	85,316
Xinxiang Richful Lube Additive Co., Ltd. Class A	8,200	127,420
Xinzhi Group Co., Ltd. Class A	13,500	24,636
YaGuang Technology Group Co., Ltd. Class A (b)	61,900	46,105
Yango Group Co., Ltd. Class A (b)	220,900	60,422
Yankershop Food Co., Ltd. Class A	11,500	146,324
Yanlord Land Group, Ltd.	505,149	336,203
Yantai China Pet Foods Co., Ltd. Class A	21,700	89,185
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	42,100	80,726
YanTai Shuangta Food Co., Ltd. Class A (b)	57,300	46,215
Yantai Tayho Advanced Materials Co., Ltd. Class A	20,800	47,615
Yantai Zhenghai Bio-tech Co., Ltd.	9,600	74,278
Yantai Zhenghai Magnetic Material Co., Ltd. Class A (b)	40,900	70,852
Yatsen Holding, Ltd. ADR (b)(c)	181,174	197,480
Yeahka, Ltd. (b)(c)	157,021	354,452
YGSOFT, Inc. Class A	61,826	48,565
Yibin Tianyuan Group Co., Ltd. Class A	37,000	38,873
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)(d)	212,800	113,856
Yidu Tech, Inc. (b)(d)	350,900	215,460
Yincheng International Holding Co., Ltd. (b)(c)	417,628	104,807
Yipinhong Pharmaceutical Co., Ltd. Class A	14,900	49,345
Yixin Group, Ltd. (b)(c)(d)	1,943,500	198,066
Yotrio Group Co., Ltd. Class A	174,280	94,851
Youdao, Inc. ADR (b)(c)	15,902	62,495
Youzu Interactive Co., Ltd. Class A (b)	49,500	51,936
Security Description	Shares	Value
Yuexiu Transport Infrastructure, Ltd.	791,013	$ 321,448
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (b)	27,100	36,721
Yusys Technologies Co., Ltd. Class A	42,000	79,061
Yuzhou Group Holdings Co., Ltd. (b)(c)	1,941,188	61,575
Zall Smart Commerce Group, Ltd. (b)(c)	3,253,000	169,904
ZBOM Home Collection Co., Ltd. Class A	29,800	97,603
Zhe Jiang Li Zi Yuan Food Co., Ltd. Class A	13,600	37,390
Zhejiang Ausun Pharmaceutical Co., Ltd. Class A	20,600	71,661
Zhejiang Communications Technology Co., Ltd.	96,200	73,137
ZheJiang Dali Technology Co., Ltd. Class A	32,200	55,781
Zhejiang Garden Bio-Chemical High-tech Co., Ltd. Class A	17,300	40,719
Zhejiang Hailide New Material Co., Ltd. Class A	58,500	45,788
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	78,400	74,670
Zhejiang Huace Film & Television Co., Ltd. Class A	110,500	75,794
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	21,000	76,469
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	17,280	58,391
Zhejiang Jingu Co., Ltd. Class A (b)	54,800	50,809
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	39,960	53,641
Zhejiang Jinke Tom Culture Industry Co., Ltd. Class A (b)	189,979	80,478
Zhejiang Meida Industrial Co., Ltd. Class A	41,300	66,447
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	220,800	111,497
Zhejiang Qianjiang Motorcycle Co., Ltd. Class A (b)	43,100	136,026
Zhejiang Runtu Co., Ltd. Class A	52,100	58,976
Zhejiang Shibao Co., Ltd. Class A (b)	22,400	27,021
Zhejiang Southeast Space Frame Co., Ltd. Class A	44,900	41,504
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	21,320	51,407
Zhejiang Tianyu Pharmaceutical Co., Ltd. Class A	20,300	64,751
Zhejiang Wanliyang Co., Ltd. Class A (b)	103,700	115,349

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Zhejiang Wanma Co., Ltd. Class A	39,000	$ 45,624
Zhejiang Wansheng Co., Ltd. Class A	27,000	49,007
Zhejiang Weixing Industrial Development Co., Ltd. Class A	42,400	69,347
Zhejiang Windey Co., Ltd. Class A	28,800	73,725
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	43,700	58,601
Zhejiang Yasha Decoration Co., Ltd. Class A	106,900	65,677
Zhejiang Yinlun Machinery Co., Ltd. Class A	28,000	48,427
Zhende Medical Co., Ltd. Class A	12,800	78,982
Zhenro Properties Group, Ltd. (b)	1,459,000	46,466
Zhihu, Inc. ADR (b)(c)	263,907	279,741
Zhongfu Information, Inc. Class A	11,400	23,858
Zhonghong Pulin Medical Products Co., Ltd. Class A	14,300	37,730
Zhongliang Holdings Group Co., Ltd. (b)	641,500	44,946
Zhongshan Public Utilities Group Co., Ltd. Class A	33,600	30,682
Zhongtian Financial Group Co., Ltd. Class A (b)	489,600	96,833
Zhou Hei Ya International Holdings Co., Ltd. (b)(c)(d)	610,000	297,622
Zhuhai Bojay Electronics Co., Ltd. Class A	10,300	48,082
Zhuhai Orbita Aerospace Science & Technology Co., Ltd. Class A (b)	48,300	51,964
ZJMI Environmental Energy Co., Ltd. Class A	17,500	41,092
Zylox-Tonbridge Medical Technology Co., Ltd. (b)(d)	62,000	78,745
		87,116,921
COLOMBIA — 0.1%
Cementos Argos SA	425,493	313,053
Corp. Financiera Colombiana SA (b)	20,069	72,954
Geopark, Ltd.	31,635	371,079
Procaps Group SA (b)(c)	3,900	27,300
		784,386
CZECH REPUBLIC — 0.2%
Colt CZ Group SE	3,469	75,515
Moneta Money Bank A/S (d)	168,968	475,607
Philip Morris CR A/S	604	395,411
		946,533
Security Description	Shares	Value
EGYPT — 0.5%
Abou Kir Fertilizers & Chemical Industries	170,673	$ 216,617
Cairo Investment & Real Estate Development Co. SAE	175,043	111,977
Cleopatra Hospital (b)	518,384	102,934
Credit Agricole Egypt SAE	199,704	62,446
Eastern Co. SAE	669,299	352,803
E-Finance for Digital & Financial Investments	285,459	199,997
Egypt Kuwait Holding Co. SAE	103,498	123,943
Egyptian Financial Group-Hermes Holding Co. (b)	667,142	393,320
ElSewedy Electric Co. (b)	305,376	117,837
Ezz Steel Co SAE	111,131	79,794
Fawry for Banking & Payment Technology Services SAE (b)	921,132	169,707
Heliopolis Housing	286,941	84,438
Medinet Nasr Housing (b)	765,728	105,415
Misr Fertilizers Production Co. SAE	8,208	44,106
Palm Hills Developments SAE	1,724,499	117,644
Talaat Moustafa Group	906,480	340,046
Telecom Egypt Co.	165,716	145,447
		2,768,471
GREECE — 0.8%
Aegean Airlines SA (b)	9,132	39,542
Athens Water Supply & Sewage Co. SA	12,276	86,228
Danaos Corp.	8,242	458,915
Diana Shipping, Inc.	38,582	139,281
Ellaktor SA (b)	14,451	22,566
FF Group (b)(e)	24,815	—
Fourlis Holdings SA	55,160	135,094
GEK Terna Holding Real Estate Construction SA (b)	50,442	431,891
Hellenic Exchanges - Athens Stock Exchange SA	47,664	141,716
Hellenic Petroleum Holdings SA	24,187	148,329
Holding Co. ADMIE IPTO SA	128,083	203,272
Intracom Holdings SA (b)	52,562	79,813
LAMDA Development SA (b)	54,751	294,198
Motor Oil Hellas Corinth Refineries SA	56,832	898,602
Piraeus Financial Holdings SA (b)	400,154	406,515
Safe Bulkers, Inc. (c)	58,549	144,616
Sarantis SA	19,706	117,567
Terna Energy SA	34,557	558,587
Tsakos Energy Navigation, Ltd.	14,010	213,933
United Maritime Corp. (b)(c)	629	1,088
		4,521,753

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
HONG KONG — 1.0%
CT Environmental Group Ltd (c)(e)	3,217,900	$ —
AAG Energy Holdings, Ltd. (c)(d)	685,923	117,089
Agritrade Resources Ltd. (e)	1,595,000	—
Anxin-China Holdings, Ltd. (e)	2,248,000	—
China Boton Group Co., Ltd. (b)(c)	258,000	91,369
China High Precision Automation Group, Ltd. (b)(e)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (b)(c)	332,000	149,719
China Investment Fund Co., Ltd. (b)	752,464	378,633
China Lumena New Materials Corp. (c)(e)	104,532	—
China Merchants Commercial Real Estate Investment Trust	168,000	38,951
China Metal Recycling Holdings, Ltd. (c)(e)	693,675	—
Chongsing Holdings,Ltd. (c)(e)	9,212,000	—
Citychamp Watch & Jewellery Group, Ltd. (b)	792,000	114,009
Comba Telecom Systems Holdings, Ltd. (c)	1,458,690	228,562
Concord New Energy Group, Ltd.	7,330,000	606,950
Crystal International Group, Ltd. (d)	278,500	88,341
Digital China Holdings, Ltd.	678,000	272,067
GR Properties, Ltd. (b)	686,000	90,011
Grand Pharmaceutical Group, Ltd. Class A (c)	807,000	348,505
Guotai Junan International Holdings, Ltd. (c)	2,230,973	164,838
Gushengtang Holdings, Ltd. (b)	64,100	239,255
Hi Sun Technology China, Ltd. (b)(c)	951,000	105,399
Huiyuan Juice Group, Ltd. (e)	1,494,400	—
IBO Technology Co., Ltd. (b)	256,000	47,939
IMAX China Holding, Inc. (c)(d)	64,400	45,860
IVD Medical Holding, Ltd.	275,000	82,326
Joy Spreader Group, Inc. (b)(c)	1,114,607	204,466
Kingkey Financial International Holdings, Ltd. (b)(c)	2,790,191	188,385
Meilleure Health International Industry Group, Ltd. (b)	96,000	3,791
Melco Resorts And Entertainment Philippines Corp.	1	61,834
MH Development NPV (c)(e)	276,000	—
National Agricultural Holdings, Ltd. (c)	396,000	—
Nissin Foods Co., Ltd.	81,000	63,253
Security Description	Shares	Value
Perennial Energy Holdings, Ltd. (c)	627,162	$ 65,513
Pou Sheng International Holdings, Ltd.	1,536,812	97,887
Realgold Mining (c)(e)	251,500	—
Skyworth Group, Ltd.	942,000	378,005
Solargiga Energy Holdings, Ltd. (b)	962,000	29,780
SSY Group, Ltd.	858,000	360,693
Symphony Holdings, Ltd.	190,000	22,752
Tech Pro Technology Development, Ltd. (c)(e)	6,035,100	—
Time Interconnect Technology, Ltd. (c)	368,000	71,726
United Laboratories International Holdings, Ltd.	694,500	289,305
Wasion Holdings, Ltd.	266,000	67,433
Zhaoke Ophthalmology, Ltd. (b)(d)	364,375	121,150
		5,235,796
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	378,167	258,759
Opus Global Nyrt (b)	70,518	21,129
		279,888
INDIA — 17.7%
3i Infotech, Ltd. (b)	136,248	73,440
Aarti Drugs, Ltd.	30,653	176,624
Acrysil, Ltd.	12,198	91,420
Action Construction Equipment, Ltd.	31,346	106,020
ADF Foods, Ltd.	5,071	45,729
Aditya Birla Sun Life Asset Management Co., Ltd.	3,440	19,240
Advanced Enzyme Technologies, Ltd.	30,530	101,083
Aegis Logistics, Ltd.	108,085	360,189
Affle India, Ltd. (b)	39,263	608,676
Ahluwalia Contracts India, Ltd.	7,575	39,020
Akzo Nobel India, Ltd.	8,540	231,542
Alembic Pharmaceuticals, Ltd.	17,429	129,543
Alkyl Amines Chemicals	8,158	287,702
Allcargo Logistics, Ltd.	40,496	205,090
Alok Industries, Ltd. (b)	805,749	178,777
Amara Raja Batteries, Ltd.	56,756	342,554
Amber Enterprises India, Ltd. (b)	11,930	346,632
AMI Organics, Ltd.	3,388	37,982
Amrutanjan Health Care, Ltd.	12,206	107,249
Andhra Sugars, Ltd.	10,114	17,381
Angel One, Ltd.	27,092	453,580
Anupam Rasayan India, Ltd.	13,557	125,177
Apar Industries, Ltd.	17,636	281,294
Apcotex Industries, Ltd.	8,332	57,739
Apollo Pipes, Ltd.	6,384	40,858
Apollo Tyres, Ltd.	244,685	838,263

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Aptus Value Housing Finance India, Ltd. (b)	46,558	$ 175,870
Arvind Fashions, Ltd. (b)	47,684	190,352
Arvind, Ltd. (b)	124,340	145,660
Asahi India Glass, Ltd.	65,729	513,179
Ashoka Buildcon, Ltd. (b)	116,771	112,248
Astec Lifesciences, Ltd.	1,543	35,134
Aster DM Healthcare, Ltd. (b)(d)	147,610	457,974
Astra Microwave Products, Ltd.	57,066	211,671
AstraZeneca Pharma India, Ltd.	5,749	219,890
Avanti Feeds, Ltd.	15,054	86,668
Azure Power Global, Ltd. (b)(c)	11,911	65,987
Bajaj Consumer Care, Ltd.	51,240	98,258
Bajaj Electricals, Ltd.	29,654	438,224
Bajaj Hindusthan Sugar, Ltd. (b)	561,992	71,845
Balaji Amines, Ltd.	7,017	273,215
Balmer Lawrie & Co., Ltd.	64,978	89,618
Balrampur Chini Mills, Ltd.	160,739	687,008
Bank of Maharashtra	508,140	111,183
Barbeque Nation Hospitality, Ltd. (b)	13,845	188,534
BASF India, Ltd.	6,248	228,930
BEML, Ltd.	14,552	265,241
BEML, Ltd.	14,552	67,071
Best Agrolife, Ltd.	2,609	40,265
Bhansali Engineering Polymers, Ltd.	41,565	59,600
Bharat Dynamics, Ltd.	52,620	565,810
Bharat Rasayan, Ltd.	335	47,064
Birla Corp., Ltd.	18,629	218,747
Birlasoft, Ltd.	183,637	637,584
BLS International Services, Ltd.	25,960	90,356
Blue Star, Ltd.	46,904	634,592
Bombay Burmah Trading Co.	5,672	63,876
Bombay Dyeing & Manufacturing Co., Ltd. (b)	104,988	124,280
Borosil Renewables, Ltd. (b)	31,853	227,999
Borosil, Ltd. (b)	13,467	63,435
Brigade Enterprises, Ltd.	100,114	626,026
Brightcom Group, Ltd.	652,055	270,516
Brookfield India Real Estate Trust REIT (d)	83,110	331,822
Camlin Fine Sciences, Ltd. (b)	72,702	105,410
Campus Activewear, Ltd. (b)	21,986	154,454
Can Fin Homes, Ltd.	68,113	401,722
Caplin Point Laboratories, Ltd.	18,200	166,538
Capri Global Capital, Ltd.	25,061	226,054
Carborundum Universal, Ltd.	78,273	862,481
CARE Ratings, Ltd.	9,143	56,846
Cartrade Tech, Ltd. (b)	10,268	77,372
Castrol India, Ltd.	340,695	471,982
CCL Products India, Ltd.	57,604	355,815
CE Info Systems, Ltd.	3,969	68,265
Security Description	Shares	Value
Ceat, Ltd.	10,343	$ 200,068
Central Bank of India, Ltd. (b)	519,468	128,348
Century Plyboards India, Ltd.	49,371	385,889
Century Textiles & Industries, Ltd.	40,277	401,378
Cera Sanitaryware, Ltd.	3,642	243,312
CESC, Ltd.	439,427	417,544
Chalet Hotels, Ltd. (b)	75,381	327,418
Chambal Fertilisers & Chemicals, Ltd.	111,582	438,160
Chemplast Sanmar, Ltd. (b)	41,163	212,111
Chennai Petroleum Corp., Ltd.	21,563	62,263
Chennai Super Kings Cricket, Ltd. (e)	418,560	—
Cholamandalam Financial Holdings, Ltd.	70,307	564,867
Cigniti Technologies, Ltd.	17,195	116,876
City Union Bank, Ltd.	297,836	637,400
CMS Info Systems, Ltd.	7,095	23,679
Cochin Shipyard, Ltd. (d)	38,431	208,332
Computer Age Management Services, Ltd.	22,067	685,572
Cosmo First, Ltd.	10,047	107,601
Craftsman Automation, Ltd.	4,205	143,167
CSB Bank, Ltd. (b)	40,562	110,989
Cyient, Ltd.	59,056	575,597
Dalmia Bharat Sugar & Industries, Ltd.	18,152	72,440
Data Patterns India, Ltd.	9,734	135,161
DCB Bank, Ltd.	43,988	55,586
DCM Shriram, Ltd.	35,379	434,283
Deepak Fertilisers & Petrochemicals Corp., Ltd.	37,007	399,792
Delta Corp., Ltd.	52,493	128,020
Dhampur Bio Organics, Ltd. (b)	25,883	47,868
Dhampur Sugar Mills, Ltd.	26,585	69,966
Dhani Services, Ltd. (b)	230,510	136,009
Dhanuka Agritech, Ltd.	3,829	30,747
Dilip Buildcon, Ltd. (d)	22,193	60,235
Dish TV India, Ltd. (b)	907,808	196,400
Dishman Carbogen Amcis, Ltd. (b)	54,606	64,707
Dwarikesh Sugar Industries, Ltd.	105,212	124,287
Easy Trip Planners, Ltd.	49,663	229,631
eClerx Services, Ltd.	13,002	227,712
Edelweiss Financial Services, Ltd.	311,027	234,557
EID Parry India, Ltd.	73,561	540,509
EIH, Ltd. (b)	114,981	264,728
EKI Energy Services, Ltd.	4,058	69,761
Elecon Engineering Co., Ltd.	22,054	92,688
Electrosteel Castings, Ltd.	119,304	53,455
Elgi Equipments, Ltd.	142,143	738,136
Engineers India, Ltd.	153,167	120,216
EPL ,Ltd.	58,073	125,817
Equitas Holdings, Ltd. (b)	120,599	146,985

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Equitas Small Finance Bank, Ltd. (b)(d)	199,726	$ 122,755
Eris Lifesciences, Ltd. (d)	17,622	154,003
ESAB India, Ltd.	4,909	220,494
Eureka Forbes, Ltd. (b)	27,141	168,498
Eveready Industries India, Ltd. (b)	33,578	131,730
Exide Industries, Ltd.	337,767	651,650
Fairchem Organics, Ltd.	2,325	56,124
FDC, Ltd. (b)	46,989	152,430
Fertilisers & Chemicals Travancore, Ltd. (b)	15,625	20,907
Filatex India, Ltd.	68,586	84,941
Fineotex Chemical, Ltd.	14,077	60,875
Finolex Cables, Ltd.	60,099	346,848
Finolex Industries, Ltd.	150,126	252,082
Firstsource Solutions, Ltd.	224,908	289,736
Future Retail, Ltd. (b)	144,037	6,905
G R Infraprojects, Ltd. (b)	3,266	49,186
Gabriel India, Ltd.	78,955	149,173
Galaxy Surfactants, Ltd.	7,389	272,521
Garware Hi-Tech Films, Ltd.	2,437	22,709
Garware Technical Fibres, Ltd.	4,337	183,529
Gateway Distriparks, Ltd.	152,794	127,530
Gati, Ltd. (b)	52,602	104,329
GE T&D India, Ltd. (b)	77,649	119,311
GHCL, Ltd.	58,691	468,763
Glenmark Pharmaceuticals, Ltd.	69,859	333,747
Globus Spirits, Ltd.	8,411	88,405
GMM Pfaudler, Ltd.	14,450	342,745
Go Fashion India, Ltd. (b)	8,933	144,743
Godawari Power and Ispat, Ltd.	29,070	99,590
Godfrey Phillips India, Ltd.	14,085	198,745
Godrej Agrovet, Ltd. (d)	26,501	167,343
Godrej Industries, Ltd. (b)	20,206	109,039
Gokaldas Exports, Ltd. (b)	22,066	94,420
Granules India, Ltd.	139,048	590,283
Graphite India, Ltd.	52,320	229,021
Great Eastern Shipping Co., Ltd.	89,473	594,406
Greaves Cotton, Ltd.	95,859	176,338
Greenlam Industries, Ltd.	17,303	61,586
Greenpanel Industries, Ltd.	42,648	223,250
Greenply Industries, Ltd.	62,587	138,328
Gujarat Alkalies & Chemicals, Ltd.	10,011	104,434
Gujarat Ambuja Exports, Ltd.	74,356	256,106
Gujarat Mineral Development Corp., Ltd.	37,374	62,366
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	55,390	436,883
Gujarat Pipavav Port, Ltd.	130,489	139,790
Gujarat State Fertilizers & Chemicals, Ltd.	210,068	338,014
Gujarat State Petronet, Ltd.	166,290	472,085
Security Description	Shares	Value
Happiest Minds Technologies, Ltd.	39,623	$ 484,114
Hathway Cable & Datacom, Ltd. (b)	501,233	99,506
HealthCare Global Enterprises, Ltd. (b)	45,553	160,203
HEG, Ltd.	9,698	126,102
HeidelbergCement India, Ltd.	58,348	135,880
Hemisphere Properties India, Ltd. (b)	77,785	90,310
Heritage Foods, Ltd.	21,805	89,819
Hester Biosciences, Ltd.	3,356	82,985
HFCL, Ltd.	521,363	466,880
HG Infra Engineering, Ltd.	13,740	99,979
Hikal, Ltd.	26,038	107,527
HIL, Ltd.	2,895	101,195
Himadri Speciality Chemical, Ltd.	171,258	209,359
Hinduja Global Solutions, Ltd.	10,141	157,573
Hindustan Construction Co., Ltd. (b)	847,596	143,261
Hindustan Copper, Ltd.	235,674	309,833
Hindustan Foods, Ltd. (b)	14,910	85,848
Hindustan Oil Exploration Co., Ltd. (b)	78,350	128,141
Hindware Home Innovation, Ltd.	16,059	76,109
Hitachi Energy India, Ltd.	8,470	363,309
Hle Glascoat, Ltd.	2,642	112,526
Home First Finance Co. India, Ltd. (b)(d)	23,250	249,659
Housing & Urban Development Corp., Ltd.	297,580	128,943
ICICI Securities, Ltd. (d)	43,204	277,834
ICRA, Ltd.	980	47,826
IDFC, Ltd.	935,998	763,399
IFB Industries, Ltd. (b)	6,447	72,501
IFCI, Ltd. (b)	673,082	79,015
IIFL Finance, Ltd.	114,046	493,047
IIFL Securities, Ltd.	86,278	69,997
IIFL Wealth Management, Ltd.	21,950	496,545
India Cements, Ltd.	257,408	851,474
India Glycols, Ltd.	10,677	109,872
Indiabulls Housing Finance, Ltd. (b)	253,501	370,040
Indiabulls Real Estate, Ltd. (b)	306,513	292,944
IndiaMart InterMesh, Ltd. (d)	9,374	513,672
Indian Energy Exchange, Ltd. (d)	299,699	523,314
Indigo Paints, Ltd.	7,451	137,331
Indo Count Industries, Ltd.	61,366	102,627
Indoco Remedies, Ltd.	30,610	123,379
Infibeam Avenues, Ltd.	1,038,703	187,691
Ingersoll Rand India, Ltd.	8,406	228,209
Inox Leisure, Ltd. (b)	70,434	442,641
Intellect Design Arena, Ltd.	62,039	394,573

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
IOL Chemicals & Pharmaceuticals, Ltd.	5,917	$ 25,501
ION Exchange India, Ltd.	4,291	113,505
IRB Infrastructure Developers, Ltd.	78,991	202,839
IRCON International, Ltd. (d)	308,028	149,563
ISGEC Heavy Engineering Ltd.	13,205	82,134
ITD Cementation India, Ltd.	124,325	173,915
J Kumar Infraprojects, Ltd.	59,061	218,562
Jain Irrigation Systems, Ltd. (b)	331,347	150,295
Jaiprakash Associates, Ltd. (b)	1,019,530	105,273
Jaiprakash Power Ventures, Ltd. (b)	3,018,560	272,724
Jammu & Kashmir Bank, Ltd. (b)	246,618	83,973
Jamna Auto Industries, Ltd.	181,125	253,371
JB Chemicals & Pharmaceuticals, Ltd.	27,471	648,285
JBM Auto, Ltd.	1,698	7,966
Jindal Poly Films, Ltd.	8,108	89,580
Jindal Saw, Ltd.	127,668	129,471
Jindal Stainless, Ltd. (b)	100,524	154,769
JK Lakshmi Cement, Ltd.	42,430	305,168
JK Paper, Ltd.	60,054	279,411
JK Tyre & Industries, Ltd.	86,062	175,983
JM Financial, Ltd.	253,504	234,491
Johnson Controls-Hitachi Air Conditioning India, Ltd. (b)	7,196	122,927
Jubilant Ingrevia, Ltd.	55,080	349,026
Jubilant Pharmova, Ltd.	61,354	253,369
Just Dial, Ltd. (b)	15,163	106,046
Jyothy Labs, Ltd.	104,786	242,737
Kalpataru Power Transmission, Ltd.	56,226	291,251
Kalyan Jewellers India, Ltd. (b)	186,997	221,359
Karur Vysya Bank, Ltd.	189,181	189,527
KCP Ltd	56,198	75,125
KEC International, Ltd.	88,787	490,858
KEI Industries, Ltd.	40,071	711,908
Kennametal India, Ltd.	1,312	43,187
Kiri Industries, Ltd. (b)	24,131	149,204
Kirloskar Brothers, Ltd.	12,704	53,611
Kirloskar Ferrous Industries, Ltd.	22,304	72,764
Kirloskar Oil Engines, Ltd.	24,582	73,443
KNR Constructions, Ltd.	97,733	274,814
KPIT Technologies, Ltd.	113,686	922,191
KRBL, Ltd.	30,572	138,126
Krishna Institute of Medical Sciences, Ltd. (b)(d)	19,015	353,870
KSB, Ltd.	8,203	201,472
LA Opala RG, Ltd.	45,190	187,201
Lakshmi Machine Works, Ltd.	3,663	557,425
Latent View Analytics, Ltd. (b)	27,841	122,279
Laxmi Organic Industries, Ltd.	39,556	165,223
Lemon Tree Hotels, Ltd. (b)(d)	283,688	302,689
LG Balakrishnan & Bros, Ltd.	21,453	202,212
Security Description	Shares	Value
Lloyds Metals & Energy, Ltd.	47,238	$ 103,417
LT Foods, Ltd.	140,404	200,377
LUX Industries, Ltd.	5,321	114,699
Mahanagar Gas, Ltd.	39,388	402,904
Maharashtra Scooters, Ltd.	2,619	160,906
Maharashtra Seamless, Ltd.	4,358	41,723
Mahindra CIE Automotive, Ltd.	85,221	288,972
Mahindra Holidays & Resorts India, Ltd. (b)	72,400	249,013
Mahindra Lifespace Developers, Ltd.	62,051	360,020
Mahindra Logistics, Ltd. (d)	24,342	155,550
Maithan Alloys, Ltd.	7,556	90,178
Man Infraconstruction, Ltd.	27,801	30,466
Manali Petrochemicals, Ltd.	82,100	93,856
Manappuram Finance, Ltd.	371,784	445,357
Mangalore Refinery & Petrochemicals, Ltd. (b)	250,078	182,445
Marksans Pharma, Ltd.	200,599	114,908
MAS Financial Services, Ltd. (d)	11,955	108,571
Mastek, Ltd.	10,231	218,985
Matrimony.com, Ltd. (d)	10,738	81,738
Mayur Uniquoters, Ltd.	3,562	21,391
Mazagon Dock Shipbuilders, Ltd.	54,982	333,503
Medplus Health Services, Ltd. (b)	17,176	130,470
Meghmani Finechem, Ltd. (b)	6,441	112,512
Meghmani Organics, Ltd.	62,773	92,287
Metropolis Healthcare, Ltd. (d)	18,453	352,575
Minda Corp., Ltd.	105,230	268,083
Mirza International, Ltd. (b)	15,619	64,069
Mishra Dhatu Nigam, Ltd. (d)	56,267	141,374
MM Forgings, Ltd.	2,224	21,831
MMTC, Ltd. (b)	163,125	69,079
MOIL, Ltd.	66,124	121,476
Mold-Tek Packaging, Ltd.	7,104	76,366
Morepen Laboratories, Ltd. (b)	224,142	65,712
Motilal Oswal Financial Services, Ltd.	22,152	197,690
Mrs Bectors Food Specialities, Ltd.	24,900	111,000
MTAR Technologies, Ltd.	9,622	187,316
Multi Commodity Exchange of India, Ltd.	18,926	283,537
Narayana Hrudayalaya, Ltd.	54,483	482,169
Natco Pharma, Ltd.	54,436	405,370
National Aluminium Co., Ltd.	511,061	447,917
Nava, Ltd.	92,871	213,708
Navneet Education, Ltd.	96,580	157,838
Nazara Technologies, Ltd. (b)	23,185	186,204
NBCC India, Ltd.	305,036	115,301
NCC, Ltd.	239,630	211,348
Neogen Chemicals, Ltd.	6,975	126,877
NESCO, Ltd.	24,137	168,289

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Network18 Media & Investments, Ltd. (b)	237,936	$ 188,942
Neuland Laboratories, Ltd.	5,726	95,961
New India Assurance Co., Ltd. (d)	84,456	89,126
Newgen Software Technologies, Ltd.	19,081	83,641
NIIT, Ltd.	59,611	230,343
Nilkamal, Ltd.	2,893	73,014
NLC India, Ltd.	231,448	193,605
NOCIL, Ltd.	83,488	259,594
Nuvoco Vistas Corp., Ltd. (b)	60,927	307,888
Olectra Greentech, Ltd.	26,744	192,892
Orient Cement, Ltd.	87,216	138,997
Orient Electric, Ltd.	93,416	313,372
Orissa Minerals Development Co. Ltd (b)	3,071	108,606
Paisalo Digital, Ltd.	230,116	192,491
PC Jeweller, Ltd. (b)	107,539	110,842
PCBL, Ltd.	121,115	191,235
PNB Housing Finance, Ltd. (b)(d)	21,263	102,550
PNC Infratech, Ltd.	84,862	276,593
Poly Medicure, Ltd.	32,865	349,531
Polyplex Corp., Ltd.	11,263	274,261
Praj Industries, Ltd.	89,871	460,837
Pricol, Ltd. (b)	21,461	50,176
Prince Pipes & Fittings, Ltd.	20,435	145,241
Prism Johnson, Ltd. (b)	31,432	50,866
Privi Speciality Chemicals, Ltd.	6,365	113,336
Procter & Gamble Health, Ltd.	6,076	306,742
PTC India, Ltd.	251,530	237,303
Punjab Chemicals & Crop Protection, Ltd.	5,078	76,643
PVR, Ltd. (b)	38,231	840,505
Quess Corp., Ltd. (d)	51,580	409,115
Radico Khaitan, Ltd.	56,764	729,024
Rail Vikas Nigam, Ltd.	492,300	203,937
Railtel Corp. of India, Ltd.	88,250	112,114
Rain Industries, Ltd.	99,383	199,679
Rainbow Children's Medicare, Ltd.	14,054	108,984
Rajratan Global Wire, Ltd.	9,055	134,003
Rallis India, Ltd.	75,762	195,851
Ramkrishna Forgings, Ltd.	60,822	148,483
Rashtriya Chemicals & Fertilizers, Ltd.	129,999	150,212
Rategain Travel Technologies, Ltd. (b)	13,773	45,636
Ratnamani Metals & Tubes, Ltd.	15,280	354,740
RattanIndia Infrastructure, Ltd. (b)	245,383	141,315
RattanIndia Power, Ltd. (b)	1,279,235	68,403
Raymond, Ltd.	40,063	505,520
RBL Bank, Ltd. (b)(d)	308,278	431,052
Redington, Ltd.	533,644	913,117
Security Description	Shares	Value
Reliance Industrial Infrastructure, Ltd.	2,416	$ 31,975
Reliance Infrastructure, Ltd. (b)	192,098	322,795
Reliance Power, Ltd. (b)	1,873,459	377,680
Religare Enterprises, Ltd. (b)	71,706	147,420
Responsive Industries, Ltd.	68,527	122,058
Restaurant Brands Asia, Ltd. (b)	163,939	260,968
Rhi Magnesita India, Ltd.	24,874	204,844
RITES, Ltd.	71,302	286,124
Rolex Rings, Ltd. (b)	2,505	64,027
Rossari Biotech, Ltd.	10,403	124,041
Route Mobile, Ltd.	17,016	285,963
RPSG Ventures, Ltd. (b)	14,189	88,202
Rupa & Co., Ltd.	18,229	72,332
Safari Industries India, Ltd.	10,907	220,912
Sanofi India, Ltd.	3,892	276,565
Sansera Engineering, Ltd. (d)	8,578	74,264
Sapphire Foods India, Ltd. (b)	12,348	225,972
Sarda Energy & Minerals, Ltd.	2,180	23,339
Saregama India, Ltd.	45,134	199,729
Sasken Technologies, Ltd.	8,224	81,814
Schneider Electric Infrastructure, Ltd. (b)	66,239	150,267
Sequent Scientific, Ltd. (b)	74,926	95,279
Sharda Cropchem, Ltd.	31,456	171,314
Share India Securities, Ltd.	2,988	46,445
Sheela Foam, Ltd. (b)	6,200	218,929
Shilpa Medicare, Ltd.	29,550	140,556
Shipping Corp. of India, Ltd.	128,383	179,670
Shoppers Stop, Ltd. (b)	45,296	416,566
Shree Renuka Sugars, Ltd. (b)	444,659	324,129
Shriram City Union Finance, Ltd.	16,013	344,122
SIS, Ltd. (b)	31,945	163,532
Siyaram Silk Mills, Ltd.	1,835	9,849
Sobha, Ltd.	27,214	216,019
Solara Active Pharma Sciences, Ltd. (b)	12,838	65,751
Somany Ceramics, Ltd.	6,108	41,070
Sonata Software, Ltd.	58,170	368,678
South Indian Bank, Ltd. (b)	125,299	14,632
Spandana Sphoorty Financial, Ltd. (b)	9,416	62,491
SpiceJet, Ltd. (b)	215,570	103,610
Star Cement, Ltd. (b)	145,659	189,613
Sterling and Wilson Renewable (b)	34,812	132,527
Sterlite Technologies, Ltd.	134,310	272,083
Stove Kraft, Ltd. (b)	11,119	88,759
Strides Pharma Science, Ltd. (b)	50,203	204,974
Subex, Ltd. (b)	392,755	153,286
Sudarshan Chemical Industries, Ltd.	28,762	148,015
Sun Pharma Advanced Research Co., Ltd. (b)	30,404	82,278

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sundaram-Clayton, Ltd.	1,523	$ 85,133
Sunteck Realty, Ltd.	42,755	220,367
Suprajit Engineering, Ltd.	55,512	233,201
Supreme Petrochem, Ltd.	18,223	170,422
Supriya Lifescience, Ltd.	5,746	21,193
Surya Roshni, Ltd.	14,716	82,606
Suven Pharmaceuticals, Ltd.	71,813	398,077
Suzlon Energy, Ltd. (b)	4,611,393	493,159
Swan Energy, Ltd.	48,756	133,950
Symphony, Ltd.	16,207	176,441
Tanla Platforms, Ltd.	44,360	429,198
Tarsons Products, Ltd. (b)	6,767	67,839
Tata Coffee, Ltd.	57,703	159,488
Tata Investment Corp., Ltd.	17,680	500,444
Tata Metaliks, Ltd.	7,847	69,797
Tatva Chintan Pharma Chem, Ltd.	651	20,143
TCI Express, Ltd.	9,944	225,818
TCNS Clothing Co., Ltd. (b)(d)	19,363	139,228
TeamLease Services, Ltd. (b)	7,943	293,242
Techno Electric & Engineering Co., Ltd.	8,014	26,046
Tejas Networks, Ltd. (b)(d)	38,285	317,170
Thirumalai Chemicals, Ltd.	42,741	112,538
Thomas Cook India, Ltd. (b)	35,303	31,939
Thyrocare Technologies, Ltd. (d)	13,212	113,734
Tide Water Oil Co. India, Ltd.	3,944	49,754
Time Technoplast, Ltd.	153,450	201,359
Titagarh Wagons, Ltd. (b)	15,909	29,177
Transport Corp. of India, Ltd.	12,315	116,056
Triveni Engineering & Industries, Ltd.	63,531	198,517
Triveni Turbine, Ltd.	94,581	273,101
TTK Prestige, Ltd.	34,565	407,529
TV18 Broadcast, Ltd. (b)	301,437	140,063
TVS Srichakra, Ltd.	493	15,204
UCO Bank (b)	787,851	115,246
Uflex, Ltd.	38,498	345,246
Unichem Laboratories, Ltd.	19,984	95,448
Usha Martin, Ltd.	112,106	167,984
UTI Asset Management Co., Ltd.	48,493	430,827
VA Tech Wabag, Ltd. (b)	34,849	109,343
Vaibhav Global, Ltd.	37,754	163,196
Vakrangee, Ltd.	377,832	160,234
Valiant Organics, Ltd. (d)	9,249	84,115
Vardhman Textiles, Ltd.	74,633	309,536
Varroc Engineering, Ltd. (b)(d)	45,564	184,438
Venky's India, Ltd.	4,732	114,331
Vesuvius India, Ltd.	2,960	56,914
V-Guard Industries, Ltd.	124,097	370,455
Vijaya Diagnostic Centre Pvt, Ltd.	26,782	151,669
VIP Industries, Ltd.	53,023	433,791
V-Mart Retail, Ltd.	7,595	262,353
Voltamp Transformers, Ltd.	2,085	66,745
Security Description	Shares	Value
VRL Logistics, Ltd.	24,238	$ 181,760
VST Industries, Ltd.	1,661	66,014
VST Tillers Tractors, Ltd.	3,429	94,700
Welspun Corp., Ltd.	77,901	253,857
Welspun India, Ltd.	226,802	205,331
West Coast Paper Mills, Ltd.	50,851	310,352
Westlife Development, Ltd. (b)	61,255	540,933
Wockhardt, Ltd. (b)	41,025	123,048
Zensar Technologies, Ltd.	63,098	164,161
Zydus Wellness, Ltd.	13,546	270,383
		97,907,559
INDONESIA — 3.1%
ABM Investama Tbk PT	461,700	120,068
Ace Hardware Indonesia Tbk PT	5,647,614	226,238
Adi Sarana Armada Tbk PT (b)	1,488,475	124,141
AKR Corporindo Tbk PT	6,062,400	537,464
Arwana Citramulia Tbk PT	1,017,800	59,487
Astra Agro Lestari Tbk PT	390,522	211,578
Bank Aladin Syariah Tbk PT (b)	4,217,300	472,205
Bank BTPN Syariah Tbk PT	2,003,324	359,158
Bank Bukopin Tbk PT (b)	2,963,100	31,718
Bank Bumi Arta Tbk PT	449,400	44,564
Bank CIMB Niaga Tbk PT	3,222,000	226,402
Bank Danamon Indonesia Tbk PT	2,969,188	495,271
Bank Ina Perdana PT (b)	561,800	142,779
Bank Neo Commerce Tbk PT (b)	3,327,800	193,407
Bank OCBC Nisp Tbk PT	3,317,200	157,936
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,210,400	107,706
Bank Pembangunan Daerah Jawa Timur Tbk PT	5,690,600	265,331
Bank Raya Indonesia Tbk PT (b)	3,086,200	111,470
Bank Tabungan Negara Persero Tbk PT	7,682,962	749,250
BFI Finance Indonesia Tbk PT	6,440,595	486,402
Bhakti Multi Artha Tbk PT (b)	2,869,600	166,777
Bintang Oto Global Tbk PT (b)	2,833,363	243,750
Bumi Resources Tbk PT (b)	41,059,300	369,406
Bumi Serpong Damai Tbk PT (b)	8,756,300	520,404
Bumitama Agri, Ltd.	359,900	144,221
Cemindo Gemilang PT (b)	2,403,900	130,239
Cikarang Listrindo Tbk PT (d)	500,800	22,857
Ciputra Development Tbk PT	7,819,199	487,817
Digital Mediatama Maxima Tbk PT (b)	1,916,834	146,021
Erajaya Swasembada Tbk PT	6,117,200	166,312
Harum Energy Tbk PT	2,135,870	249,670
Impack Pratama Industri Tbk PT	532,000	132,410
Indika Energy Tbk PT	1,219,100	240,177

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Indosterling Technomedia Tbk PT (b)	239,300	$ 92,718
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	6,370,165	297,016
Inti Agri Resources Tbk PT (b)(e)	258,200	—
Jaccs Mitra Pinasthika Mustika Tbk PT	1,472,100	94,740
Japfa Comfeed Indonesia Tbk PT	4,177,847	415,658
Jasa Marga Persero Tbk PT (b)	1,978,014	420,868
Link Net Tbk PT (b)	—	—
M Cash Integrasi PT (b)	245,016	183,430
Matahari Department Store Tbk PT	961,900	243,199
MD Pictures Tbk PT (b)	868,500	164,831
Medco Energi Internasional Tbk PT	5,909,092	355,069
Media Nusantara Citra Tbk PT (b)	6,279,300	342,264
Medikaloka Hermina Tbk PT	6,513,053	695,039
Metro Healthcare Indonesia Tbk PT (b)	4,425,700	146,773
Metrodata Electronics Tbk PT	5,851,345	224,793
Mitra Adiperkasa Tbk PT (b)	6,370,300	443,442
Pabrik Kertas Tjiwi Kimia Tbk PT	1,353,385	655,473
Pacific Strategic Financial Tbk PT (b)	6,329,300	465,527
Pakuwon Jati Tbk PT	8,143,600	241,728
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,708,123	192,072
PP Persero Tbk PT (b)	3,144,400	182,748
Prima Andalan Mandiri Tbk PT	191,600	88,707
Prodia Widyahusada Tbk PT	649,736	215,476
Rimo International Lestari Tbk PT (b)(e)	100,200	—
Samudera Indonesia Tbk PT	732,300	107,723
Sawit Sumbermas Sarana Tbk PT	2,499,500	212,566
Siloam International Hospitals Tbk PT	1,235,300	83,557
Sumber Tani Agung Resources Tbk PT	2,630,300	201,235
Summarecon Agung Tbk PT	10,046,115	392,542
Surya Citra Media Tbk PT	23,238,235	314,371
Surya Esa Perkasa Tbk PT	6,380,300	416,904
Temas Tbk PT	257,300	26,782
Timah Tbk PT	2,370,512	207,824
Trada Alam Minera Tbk PT (b)(e)	6,757,200	—
Triputra Agro Persada PT	2,288,400	98,434
Wijaya Karya Persero Tbk PT (b)	3,275,800	198,990
Security Description	Shares	Value
XL Axiata Tbk PT	3,301,132	$ 533,297
		17,098,432
KUWAIT — 1.5%
A'ayan Leasing & Investment Co. KSCP (b)	213,102	77,004
Al Ahli Bank of Kuwait KSCP	113,748	108,261
Al Mazaya Holding Co. KSCP (b)	615,738	93,369
ALAFCO Aviation Lease & Finance Co. KSCP (b)	314,740	176,689
Alimtiaz Investment Group KSC	875,902	213,359
Arzan Financial Group for Financing & Investment KPSC	233,615	91,200
Boubyan Petrochemicals Co. KSCP	281,580	754,029
Boursa Kuwait Securities Co. KPSC	73,353	492,018
Commercial Real Estate Co. KSC	1,011,810	323,505
First Investment Co. KSCP (b)	378,852	87,517
Gulf Cable & Electrical Industries Co. KSCP	110,166	380,312
Heavy Engineering & Ship Building Co. KSCP Class B	173,035	359,524
Humansoft Holding Co. KSC	69,647	735,906
Integrated Holding Co. KCSC	179,857	220,505
Jazeera Airways Co. KSCP	92,133	491,951
Kuwait Financial Centre SAK	268,718	104,037
Kuwait International Bank KSCP	648,176	414,063
Kuwait Projects Co. Holding KSCP	343,376	147,343
Kuwait Real Estate Co. KSC	302,973	98,726
Mezzan Holding Co. KSCC	114,558	138,231
National Industries Group Holding SAK	1,613,211	1,191,887
National Investments Co. KSCP	215,368	160,510
National Real Estate Co. KPSC (b)	766,335	331,308
Noor Financial Investment Co. KSC	214,190	124,388
Qurain Petrochemical Industries Co.	354,359	309,828
Salhia Real Estate Co., KSCP REIT	19,070	27,441
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	351,170	220,933
Warba Bank KSCP (b)	900,015	641,727
		8,515,571
MALAYSIA — 4.5%
Aeon Co. M Bhd	338,600	100,039
AEON Credit Service M Bhd	35,000	102,653

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Alliance Bank Malaysia Bhd	764,000	$ 581,609
Ancom Nylex Bhd (b)	289,500	60,247
Astro Malaysia Holdings Bhd	2,065,391	340,743
Axis Real Estate Investment Trust	848,500	345,841
Bank Islam Malaysia Bhd	694,718	385,039
Berjaya Corp. Bhd (b)	2,200,845	111,537
Berjaya Food Bhd	558,100	104,110
Bermaz Auto Bhd (b)	485,400	195,751
Boustead Holdings Bhd (b)	258,000	31,714
Boustead Plantations Bhd	166,700	21,750
British American Tobacco Malaysia Bhd	117,136	259,179
Bumi Armada Bhd (b)	1,858,600	154,316
Bursa Malaysia Bhd	478,947	641,419
Cahya Mata Sarawak Bhd	251,800	44,528
CAPITAL A Bhd (b)	1,511,100	203,674
Carlsberg Brewery Malaysia Bhd Class B	113,600	551,218
Chin Hin Group Bhd	478,400	297,130
CTOS Digital Bhd	1,115,000	322,213
D&O Green Technologies Bhd	491,424	427,095
Dagang NeXchange Bhd	1,986,718	327,763
Datasonic Group Bhd	1,303,000	130,665
Dayang Enterprise Holdings Bhd	603,200	144,393
DRB-Hicom Bhd	493,000	139,278
Dufu Technology Corp. Bhd	310,377	172,023
Duopharma Biotech Bhd	516,642	144,842
Eco World Development Group Bhd	715,100	94,072
Ekovest Bhd (b)	998,800	70,004
Farm Fresh Bhd	162,100	56,282
FGV Holdings Bhd	593,900	180,591
Formosa Prosonic Industries Bhd	72,900	47,007
Fraser & Neave Holdings Bhd	61,100	284,615
Frontken Corp. Bhd	777,515	461,110
Gas Malaysia Bhd	146,400	102,609
Genetec Technology Bhd (b)	347,388	176,803
Genting Plantations Bhd	235,147	291,081
GHL Systems Bhd (b)	359,100	59,631
Globetronics Technology Bhd	404,800	102,138
Greatech Technology Bhd (b)	292,200	218,031
Hap Seng Plantations Holdings Bhd	87,000	36,211
Hartalega Holdings Bhd	1,252,700	448,454
Heineken Malaysia Bhd	127,200	655,065
Hengyuan Refining Co. Bhd	99,200	87,926
Hextar Global Bhd	746,552	283,358
Hiap Teck Venture Bhd	1,286,444	58,260
Hibiscus Petroleum Bhd	1,030,200	186,622
Hong Leong Capital Bhd	92,911	124,028
Hong Seng Consolidated Bhd (b)	2,377,874	166,661
IGB Real Estate Investment Trust	1,167,400	402,812
Security Description	Shares	Value
IJM Corp. Bhd	2,110,585	$ 760,120
IOI Properties Group Bhd (b)	1,214,600	244,911
JAKS Resources Bhd (b)	1,637,187	88,268
JF Technology Bhd	564,441	77,296
JHM Consolidation Bhd (b)	408,902	90,828
Kelington Group Bhd	436,042	124,127
Kossan Rubber Industries Bhd (b)	1,007,004	234,540
KPJ Healthcare Bhd	2,009,164	342,299
Leong Hup International Bhd (b)	330,600	32,796
Lingkaran Trans Kota Holdings Bhd	41,400	44,195
Lotte Chemical Titan Holding Bhd (d)	498,431	144,037
Magnum Bhd	730,690	223,761
Mah Sing Group Bhd	1,009,000	106,623
Malakoff Corp. Bhd	1,030,400	136,661
Malayan Flour Mills Bhd	913,919	111,357
Malaysia Building Society Bhd	1,133,807	140,595
Malaysia Smelting Corp. Bhd	125,700	39,578
Malaysian Pacific Industries Bhd	63,700	394,811
Malaysian Resources Corp. Bhd	1,386,300	89,689
Matrix Concepts Holdings Bhd	153,450	47,653
Mega First Corp. BHD	481,819	342,895
Mi Technovation Bhd	365,385	96,921
My EG Services Bhd	3,307,663	606,322
Padini Holdings Bhd	534,000	362,756
Pavilion Real Estate Investment Trust	961,500	261,266
Pentamaster Corp. Bhd	433,259	387,756
Pentamaster International, Ltd.	124,000	12,637
PIE Industrial Bhd	186,679	111,516
PMB Technology Bhd	421,000	344,100
RCE Capital Bhd	43,300	14,941
Sarawak Oil Palms Bhd	91,700	43,309
Scientex Bhd	700,264	524,028
Sime Darby Property Bhd	1,771,200	171,887
SKP Resources Bhd	736,515	263,665
SP Setia Bhd Group	1,297,109	160,845
Sports Toto Bhd	453,185	172,009
Sunway Bhd	1,360,914	460,780
Sunway Real Estate Investment Trust	1,932,600	583,489
Supermax Corp. Bhd	1,274,993	185,598
Syarikat Takaful Malaysia Keluarga Bhd	375,314	267,099
Ta Ann Holdings Bhd	297,611	207,307
Taliworks Corp. Bhd	411,000	80,215
Thong Guan Industries Bhd	284,211	159,359
TIME dotCom Bhd	864,896	861,725
Top Glove Corp. Bhd (b)	3,633,000	489,675
TSH Resources Bhd	782,472	155,246
Uchi Technologies Bhd	143,700	100,717
UEM Sunrise Bhd (b)	565,500	31,708

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
UMW Holdings Bhd	66,200	$ 42,687
Unisem M Bhd	435,482	244,178
United Plantations Bhd	125,800	389,039
UOA Development Bhd	476,000	167,324
UWC Bhd	283,627	239,771
ViTrox Corp. Bhd	78,700	122,709
VS Industry Bhd	2,132,700	446,133
WCT Holdings Bhd	250,000	22,105
Widad Group Bhd (b)	1,274,041	98,912
Yinson Holdings Bhd	1,505,404	697,998
YTL Corp. Bhd	3,628,884	453,904
YTL Power International Bhd	1,587,193	237,891
		25,030,707
MEXICO — 1.7%
Alsea SAB de CV (b)	359,794	649,356
Betterware de Mexico SAPI de CV (c)	8,931	66,357
Bolsa Mexicana de Valores SAB de CV	356,005	596,484
Concentradora Fibra Danhos SA de CV REIT	504,159	606,771
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)	588,686	416,611
Corp. Inmobiliaria Vesta SAB de CV (c)	516,236	963,281
FIBRA Macquarie Mexico REIT (d)	447,211	539,789
Genomma Lab Internacional SAB de CV Class B	583,085	401,338
Gentera SAB de CV (c)	673,442	581,757
Grupo Herdez SAB de CV	77,584	144,461
Grupo Rotoplas SAB de CV (b)	90,843	130,115
Grupo Traxion SAB de CV (b)(c)(d)	174,017	160,105
La Comer SAB de CV	122,391	221,256
Megacable Holdings SAB de CV	185,691	374,753
Nemak SAB de CV (b)(d)	1,410,709	310,802
PLA Administradora Industrial S de RL de CV REIT	593,317	788,729
Prologis Property Mexico SA de CV REIT	132,990	338,568
Qualitas Controladora SAB de CV (c)	174,239	719,659
Regional SAB de CV (c)	98,746	557,535
Vista Energy SAB de CV ADR (b)(c)	62,384	587,657
		9,155,384
MONACO — 0.1%
Costamare, Inc. (c)	41,019	367,120
PAKISTAN — 0.5%
Engro Corp., Ltd.	175,485	178,116
Engro Fertilizers, Ltd.	413,661	141,490
Fauji Fertilizer Co., Ltd.	503,886	223,800
Habib Bank, Ltd.	474,366	144,972
Security Description	Shares	Value
Hub Power Co. Ltd	668,404	$ 204,858
Lucky Cement, Ltd. (b)	123,735	269,364
Mari Petroleum Co., Ltd.	18,252	125,212
MCB Bank, Ltd.	458,437	240,192
Meezan Bank, Ltd.	442,213	212,770
Millat Tractors, Ltd.	38,276	138,277
Oil & Gas Development Co., Ltd.	297,889	98,887
Pakistan Oilfields, Ltd.	51,651	79,055
Pakistan Petroleum, Ltd.	326,643	87,997
Pakistan State Oil Co., Ltd.	119,371	85,004
Systems, Ltd.	120,582	199,550
TRG Pakistan (b)	311,000	175,692
United Bank, Ltd.	214,164	107,871
		2,713,107
PERU — 0.4%
Alicorp SAA	284,680	407,953
Cia de Minas Buenaventura SAA ADR (c)	165,675	1,114,993
Ferreycorp SAA	473,453	255,914
Volcan Cia Minera SAA Class B (b)	1,943,815	268,780
		2,047,640
PHILIPPINES — 0.8%
Alliance Global Group, Inc.	2,679,383	377,056
AREIT, Inc.	405,100	234,941
Bloomberry Resorts Corp. (b)	2,658,100	303,783
Cebu Air, Inc. (b)	49,500	31,157
Century Pacific Food, Inc.	739,055	283,646
D&L Industries, Inc.	2,359,752	269,686
DITO CME Holdings Corp. (b)	2,229,329	112,560
Filinvest Land, Inc.	3,022,000	39,176
Filinvest REIT Corp.	949,600	100,427
First Gen Corp.	296,700	82,393
LT Group, Inc.	2,488,668	350,642
Manila Water Co., Inc.	760,900	177,035
Megaworld Corp.	6,791,000	236,309
MREIT, Inc.	621,200	148,346
Philcomsat Holdings Corp. (b)	36,115	25,720
Puregold Price Club, Inc.	599,700	288,981
RL Commercial REIT, Inc.	2,591,500	234,727
Robinsons Land Corp.	1,789,372	503,008
Robinsons Retail Holdings, Inc.	105,350	98,297
Security Bank Corp.	251,249	347,141
SM Prime Holdings, Inc.	1	1
Synergy Grid & Development Phils, Inc.	943,700	189,303
		4,434,335
POLAND — 1.3%
11 bit studios SA (b)	1,956	209,501
Alior Bank SA (b)	67,882	317,763
Amica SA	2,844	37,486
Asseco Poland SA	56,264	787,742
Auto Partner SA	26,055	60,139

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Bank Handlowy w Warszawie SA	27,393	$ 301,162
Bank Millennium SA (b)	474,021	319,789
Budimex SA	8,746	407,285
Bumech SA	5,702	54,353
CCC SA (b)	30,262	227,562
Celon Pharma SA	8,219	21,633
Ciech SA (b)	24,414	157,092
Datawalk SA (b)	2,781	76,724
Dom Development SA	1,423	25,757
Enea SA (b)	152,816	191,059
Eurocash SA (b)	49,956	118,644
Famur SA (b)	191,217	121,800
Grupa Azoty SA (b)	28,532	194,334
Grupa Kety SA	6,200	606,945
Grupa Pracuj SA	11,565	88,979
Jastrzebska Spolka Weglowa SA (b)	35,506	239,678
KRUK SA	12,619	602,973
LiveChat Software SA	11,087	244,233
Lubelski Wegiel Bogdanka SA	6,354	41,657
Mabion SA (b)	10,570	44,108
Mo-BRUK SA	1,494	91,050
Neuca SA	756	100,259
Orange Polska SA	389,231	408,381
PCF Group SA	3,189	26,602
PKP Cargo SA (b)	26,398	57,724
PlayWay SA	3,856	218,603
Serinus Energy PLC (b)	1	1
Stalprodukt SA	802	35,724
STS Holding SA	24,843	69,564
Tauron Polska Energia SA (b)	802,052	329,168
TEN Square Games SA	3,358	66,426
Tim SA/Siechnice	7,873	40,250
Wirtualna Polska Holding SA	10,437	192,299
XTB SA (d)	40,756	166,688
Zespol Elektrowni Patnow Adamow Konin SA (b)	10,543	39,277
		7,340,414
QATAR — 0.7%
Aamal Co.	468,970	124,655
Al Meera Consumer Goods Co. QSC	86,832	427,752
Baladna	708,201	322,816
Gulf International Services QSC (b)	1,065,375	544,718
Gulf Warehousing Co.	161,403	194,920
Lesha Bank LLC (b)	594,604	199,195
Mannai Corp. QSC	34,596	71,011
Mazaya Real Estate Development QPSC (b)	652,800	147,527
Medicare Group	116,437	220,612
Qatar National Cement Co. QSC	71,260	90,206
Qatari Investors Group QSC	498,226	251,730
Security Description	Shares	Value
Salam International Investment, Ltd. QSC (b)	607,484	$ 136,952
United Development Co. QSC	1,365,854	536,703
Vodafone Qatar QSC	1,387,578	589,056
		3,857,853
RUSSIA — 0.0% (a)
Detsky Mir PJSC (d)(e)	414,207	—
Etalon Group PLC GDR (e)	205,302	—
Globaltrans Investment PLC GDR (b)(e)	121,419	—
M.Video PJSC (e)	61,705	—
MOSENERGO PJSC (e)	8,150,848	—
OGK-2 PJSC (e)	21,527,092	—
		—
SAUDI ARABIA — 4.0%
Abdul Mohsen Al-Hokair Tourism & Development Co. (b)	35,887	99,914
Al Babtain Power & Telecommunication Co.	22,325	133,225
Al Hammadi Holding	67,349	803,993
Al Hassan Ghazi Ibrahim Shaker Co. (b)	9,633	49,024
Al Jouf Agricultural Development Co.	8,582	98,909
Al Jouf Cement Co. (b)	41,160	123,798
Al Khaleej Training & Education Co. (b)	39,962	153,594
Al Masane Al Kobra Mining Co.	12,644	268,563
Al Moammar Information Systems Co.	8,326	210,532
Al Rajhi Co. for Co-operative Insurance (b)	14,237	356,209
Al Rajhi REIT	124,535	334,789
Al Yamamah Steel Industries Co.	7,647	58,823
AlAbdullatif Industrial Investment Co. (b)	16,406	76,157
Alahli REIT Fund 1	53,275	161,654
Alandalus Property Co.	22,998	96,106
Alaseel Co.	11,388	112,001
Al-Dawaa Medical Services Co.	9,790	207,682
Aldrees Petroleum & Transport Services Co.	28,008	505,441
Al-Etihad Cooperative Insuarnce Co. (b)	30,943	113,823
Alinma Retail REIT Fund	7,246	10,261
Alkhabeer REIT	48,468	99,207
AlKhorayef Water & Power Technologies Co.	3,422	117,497
Almunajem Foods Co.	8,867	162,849
Alujain Corp.	25,194	328,588
Anaam International Holding Group Co. (b)	8,870	55,482

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Arab Sea Information Systems Co. (b)	2,579	$ 54,642
Arabian Cement Co.	40,327	382,124
Arabian Contracting Services Co.	7,777	232,254
Arabian Shield Cooperative Insurance Co. (b)	15,497	74,494
Arriyadh Development Co.	52,500	286,465
Astra Industrial Group	25,154	344,135
Ataa Educational Co.	14,136	214,467
Ayyan Investment Co. (b)	14,722	65,440
Baazeem Trading Co.	2,825	50,304
Basic Chemical Industries, Ltd. (b)	9,133	87,513
Batic Investments & Logistic Co. (b)	20,940	135,104
Bawan Co.	27,023	253,543
Buruj Cooperative Insurance Co. (b)	17,251	79,712
City Cement Co.	55,249	314,700
Derayah REIT	109,560	320,777
Dur Hospitality Co. (b)	41,652	231,708
Eastern Province Cement Co.	36,389	433,917
Electrical Industries Co.	3,376	23,229
Fawaz Abdulaziz Al Hokair & Co. (b)	29,495	146,180
Fitaihi Holding Group	8,393	70,146
Gulf Insurance Group	10,325	66,726
Hail Cement Co.	32,146	108,152
Halwani Brothers Co.	5,783	97,743
Herfy Food Services Co. (b)	20,605	212,796
Jadwa REIT Saudi Fund	113,784	401,591
Jazan Energy & Development Co. (b)	35,585	127,678
L'Azurde Co. for Jewelry	15,301	59,950
Leejam Sports Co. JSC	18,641	383,537
Maharah Human Resources Co.	10,542	173,128
Malath Cooperative Insurance Co. (b)	6,546	24,846
Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (b)	20,767	57,708
Methanol Chemicals Co. (b)	21,352	184,706
Middle East Healthcare Co. (b)	19,447	140,793
Middle East Paper Co.	10,449	150,463
Musharaka Real Estate Income Fund REIT	99,981	246,160
Najran Cement Co.	51,070	172,635
Nama Chemicals Co. (b)	852	9,956
National Agriculture Development Co. (b)	31,045	212,778
National Co. for Glass Industries	32,144	329,397
National Co. for Learning & Education	18,043	297,755
Security Description	Shares	Value
National Gas & Industrialization Co.	27,756	$ 416,672
National Gypsum	7,417	50,736
National Medical Care Co.	17,336	334,077
National Metal Manufacturing & Casting Co. (b)	7,485	39,009
Northern Region Cement Co.	49,653	148,549
Qassim Cement Co.	33,514	690,440
Riyad REIT Fund	158,434	471,464
Riyadh Cement Co.	37,522	319,591
Sadr Logistics Co. (b)	3,624	41,960
Saudi Advanced Industries Co.	26,359	232,930
Saudi Airlines Catering Co. (b)	30,579	581,139
Saudi Arabia Refineries Co.	3,944	96,684
Saudi Automotive Services Co.	25,411	210,011
Saudi Ceramic Co.	25,896	269,851
Saudi Chemical Co. Holding	32,487	261,574
Saudi Co. For Hardware CJSC (b)	11,262	101,169
Saudi Fisheries Co. (b)	12,171	107,067
Saudi Ground Services Co. (b)	69,982	481,510
Saudi Home Loans Co.	15,673	86,270
Saudi Industrial Services Co.	30,692	174,823
Saudi Marketing Co. (b)	2,020	12,528
Saudi Paper Manufacturing Co. (b)	5,965	83,831
Saudi Pharmaceutical Industries & Medical Appliances Corp.	27,364	190,463
Saudi Printing & Packaging Co. (b)	15,370	68,075
Saudi Public Transport Co. (b)	50,208	203,131
Saudi Real Estate Co. (b)	83,739	278,164
Saudi Reinsurance Co. (b)	22,930	98,629
Saudi Steel Pipe Co. (b)	12,102	67,001
Saudi Vitrified Clay Pipe Co., Ltd. (b)	7,775	100,059
Saudia Dairy & Foodstuff Co.	13,349	689,302
Scientific & Medical Equipment House Co.	838	14,587
Sedco Capital REIT Fund	62,590	178,257
Seera Group Holding (b)	116,326	598,195
Sinad Holding Co. (b)	41,284	148,565
Sumou Real Estate Co.	7,657	108,833
Tabuk Agriculture (b)	9,120	41,704
Tabuk Cement Co.	34,444	144,304
Takween Advanced Industries Co. (b)	17,653	52,156
Tanmiah Food Co.	1,955	54,950
Theeb Rent A Car Co.	7,862	151,715
Umm Al-Qura Cement Co.	29,275	160,829
United International Transportation Co.	19,091	223,584
United Wire Factories Co.	10,804	83,251
Wafrah for Industry and Development (b)	6,978	67,607

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Walaa Cooperative Insurance Co. (b)	24,286	$ 95,929
Yamama Cement Co. (b)	74,297	568,549
Yanbu Cement Co.	59,850	595,792
Zamil Industrial Investment Co. (b)	23,752	114,682
		22,307,671
SINGAPORE — 0.3%
Geo Energy Resources, Ltd.	660,600	168,039
Grindrod Shipping Holdings, Ltd.	12,755	305,227
Guan Chong Bhd	364,210	172,012
Japfa, Ltd.	540,100	208,903
Riverstone Holdings, Ltd.	393,400	157,645
Silverlake Axis, Ltd.	332,200	74,085
Yangzijiang Financial Holding, Ltd. (b)	1,706,500	445,981
		1,531,892
SOUTH AFRICA — 4.7%
Adcock Ingram Holdings, Ltd.	47,608	120,659
Advtech, Ltd.	433,268	429,109
AECI, Ltd.	67,451	323,810
Afrimat, Ltd.	91,295	243,826
Alexander Forbes Group Holdings, Ltd.	207,500	53,917
Altron, Ltd. Class A	136,834	66,161
ArcelorMittal South Africa, Ltd. (b)	264,369	65,311
Astral Foods, Ltd.	24,061	258,623
Attacq, Ltd. REIT	294,059	103,078
Aveng, Ltd. (b)	66,318	54,427
AVI, Ltd.	257,002	1,041,021
Barloworld, Ltd.	142,728	732,759
Blue Label Telecoms, Ltd. (b)	491,693	152,658
Brait PLC (b)	108,696	23,889
Cashbuild, Ltd. (c)	14,689	162,644
City Lodge Hotels, Ltd. (b)	237,000	48,396
Coronation Fund Managers, Ltd.	153,951	257,320
Curro Holdings, Ltd.	387,658	186,576
DataTec, Ltd.	107,005	262,147
Dis-Chem Pharmacies, Ltd. (d)	298,161	528,387
DRDGOLD, Ltd. (c)	392,279	215,211
Emira Property Fund, Ltd. REIT	102,119	58,467
Equites Property Fund, Ltd. REIT	589,399	527,991
Fairvest, Ltd. Class B, REIT	261,163	45,628
Famous Brands, Ltd.	27,459	83,618
Fortress REIT, Ltd. Class A, (b)	778,701	387,780
Fortress REIT, Ltd. Class B, (b)	1,254,912	285,580
Grindrod, Ltd.	198,885	100,369
Hosken Consolidated Investments, Ltd. (b)(c)	38,148	364,850
Hudaco Industries, Ltd.	21,473	161,294
Security Description	Shares	Value
Hyprop Investments, Ltd. REIT (c)	232,118	$ 443,895
Investec Property Fund, Ltd. REIT	267,879	154,862
Italtile, Ltd. (c)	392,612	307,798
JSE, Ltd.	50,277	282,877
KAP Industrial Holdings, Ltd.	1,738,211	377,189
Lesaka Technologies, Inc. (b)(c)	27,176	95,660
Lewis Group, Ltd.	8,929	22,853
Life Healthcare Group Holdings, Ltd.	708,450	679,970
Massmart Holdings, Ltd. (b)	74,699	250,999
Merafe Resources, Ltd.	587,209	36,267
Metair Investments, Ltd.	160,327	240,858
MiX Telematics, Ltd. ADR	15,354	116,690
Momentum Metropolitan Holdings	822,700	768,570
Motus Holdings, Ltd. (c)	173,146	1,105,687
Murray & Roberts Holdings, Ltd. (b)	253,795	86,987
Nampak, Ltd. (b)	452,959	46,625
Netcare, Ltd.	1,099,699	839,498
Oceana Group, Ltd. (c)	53,122	157,423
Omnia Holdings, Ltd.	132,101	496,872
Pick n Pay Stores, Ltd. (c)	278,954	861,114
PPC, Ltd. (b)	1,083,182	137,413
PSG Konsult, Ltd. (c)	833,067	499,214
Purple Group, Ltd. (b)	318,248	33,644
Raubex Group, Ltd.	140,813	276,416
Redefine Properties, Ltd. REIT	4,937,046	975,185
Renergen, Ltd. (b)	66,986	101,005
Resilient REIT, Ltd.	288,902	770,620
Reunert, Ltd.	90,610	218,301
RMB Holdings, Ltd.	561,676	62,191
SA Corporate Real Estate, Ltd. REIT	814,459	95,166
Santam, Ltd. (c)	32,525	452,482
Sappi, Ltd. (b)(c)	406,591	995,862
SPAR Group, Ltd.	130,032	1,037,217
Steinhoff International Holdings NV (b)	2,872,706	281,317
Stor-Age Property REIT, Ltd. (c)	265,467	192,020
Sun International, Ltd. (c)	121,552	189,438
Super Group, Ltd.	283,733	399,571
Telkom SA SOC, Ltd. (b)	330,719	853,825
Tiger Brands, Ltd.	105,485	994,485
Transaction Capital, Ltd.	410,764	840,155
Truworths International, Ltd. (c)	355,860	987,042
Tsogo Sun Gaming, Ltd.	238,873	160,157
Vukile Property Fund, Ltd. REIT	608,952	419,803
Wilson Bayly Holmes-Ovcon, Ltd. (b)	31,489	150,432
Zeder Investments, Ltd.	423,775	45,272
		25,886,433

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
SPAIN — 0.0% (a)
AmRest Holdings SE (b)	53,341	$ 190,511
TAIWAN — 25.2%
91APP, Inc.	34,000	86,207
Abico Avy Co., Ltd. (b)	84,000	55,032
Ability Opto-Electronics Technology Co., Ltd. (b)(c)	60,070	119,198
AcBel Polytech, Inc.	714,000	633,062
ACES Electronic Co., Ltd.	66,238	61,755
Acme Electronics Corp. (b)	51,000	47,066
Actron Technology Corp.	34,877	169,722
ADATA Technology Co., Ltd.	229,652	375,411
Addcn Technology Co., Ltd.	19,090	110,335
Adimmune Corp. (b)(c)	216,362	233,746
Adlink Technology, Inc.	22,000	35,132
Advanced Ceramic X Corp.	40,642	197,136
Advanced International Multitech Co., Ltd.	79,805	230,751
Advanced Lithium Electrochemistry Cayman Co., Ltd. (b)	37,000	72,604
Advanced Optoelectronic Technology, Inc.	112,946	59,410
Advanced Power Electronics Corp. (c)	27,793	92,354
Advanced Wireless Semiconductor Co. (c)	89,426	171,534
Advancetek Enterprise Co., Ltd.	202,042	185,503
AGV Products Corp.	939,000	274,463
Alchip Technologies, Ltd. (c)	52,000	1,420,013
Alcor Micro Corp.	51,466	51,224
Alexander Marine Co., Ltd.	8,000	67,278
ALI Corp. (b)	140,943	89,230
All Ring Tech Co., Ltd.	36,802	77,663
Allied Circuit Co., Ltd.	23,750	69,794
Allied Supreme Corp.	27,000	282,765
Allis Electric Co., Ltd.	159,501	139,913
Alltop Technology Co., Ltd.	16,607	71,922
Alpha Networks, Inc.	464,285	402,880
Altek Corp.	215,516	223,329
Amazing Microelectronic Corp.	43,545	119,598
Ambassador Hotel (b)	44,000	43,101
AMPACS Corp.	62,412	66,542
AmTRAN Technology Co., Ltd.	638,742	194,546
Andes Technology Corp.	23,089	286,894
Anpec Electronics Corp.	35,582	123,840
AP Memory Technology Corp.	89,324	430,457
APCB, Inc.	167,684	84,769
Apex Biotechnology Corp.	69,000	55,854
Apex International Co., Ltd.	99,366	155,861
Arcadyan Technology Corp. (c)	186,318	559,265
Ardentec Corp.	243,083	320,037
Argosy Research, Inc.	37,368	76,033
Asia Optical Co., Inc.	204,540	371,083
Security Description	Shares	Value
Asia Pacific Telecom Co., Ltd. (b)	1,460,995	$ 299,111
Asia Polymer Corp. (c)	552,020	492,922
Asia Vital Components Co., Ltd.	178,527	626,973
ASIX Electronics Corp.	23,703	68,685
ASROCK, Inc.	30,801	82,753
Aten International Co., Ltd.	158,000	378,217
Auden Techno Corp.	23,861	105,217
AURAS Technology Co., Ltd. (c)	48,227	215,699
Avermedia Technologies	40,000	24,757
Bafang Yunji International Co., Ltd.	33,661	187,129
Bank of Kaohsiung Co., Ltd.	1,250	500
Basso Industry Corp.	111,800	143,144
BenQ Materials Corp. (c)	108,822	98,543
BES Engineering Corp. (c)	2,463,356	631,570
Biostar Microtech International Corp.	134,251	51,799
Bioteque Corp.	26,729	98,501
Bizlink Holding, Inc.	83,764	740,049
Bora Pharmaceuticals Co., Ltd.	25,918	267,352
Brave C&H Supply Co., Ltd.	14,000	31,132
Brighton-Best International Taiwan, Inc.	273,227	283,563
Brogent Technologies, Inc. (b)	35,136	125,055
Browave Corp. (c)	72,337	113,578
C Sun Manufacturing, Ltd.	74,322	106,512
Calin Technology Co., Ltd. (b)	66,317	77,599
Capital Securities Corp.	1,862,771	618,987
Career Technology MFG. Co., Ltd. (b)	281,943	250,871
Cashbox Partyworld Co., Ltd.	36,658	92,831
Caswell, Inc.	45,166	129,598
Cathay Real Estate Development Co., Ltd.	618,332	312,584
Center Laboratories, Inc. (c)	358,595	519,556
Central Reinsurance Co., Ltd.	108,126	68,794
Century Iron & Steel Industrial Co., Ltd. (c)	88,000	174,065
CH Biotech R&D Co., Ltd.	9,575	20,960
Chang Wah Electromaterials, Inc.	599,190	592,603
Chang Wah Technology Co., Ltd.	179,000	162,374
Channel Well Technology Co., Ltd.	116,937	102,208
Chant Sincere Co., Ltd.	15,000	35,907
Charoen Pokphand Enterprise	194,542	487,136
Cheng Loong Corp.	842,128	705,553
Cheng Mei Materials Technology Corp. (b)	381,856	117,748
Cheng Uei Precision Industry Co., Ltd. (c)	331,915	354,402
Chia Chang Co., Ltd.	83,000	89,277
Chia Hsin Cement Corp.	423,867	225,624

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Chicony Power Technology Co., Ltd.	40,000	$ 84,286
Chief Telecom, Inc.	7,000	61,734
Chieftek Precision Co., Ltd.	57,267	126,082
China Bills Finance Corp.	788,394	366,273
China Chemical & Pharmaceutical Co., Ltd.	502,000	338,367
China Electric Manufacturing Corp.	64,000	30,439
China General Plastics Corp.	198,557	128,206
China Man-Made Fiber Corp. (b)	1,326,828	339,762
China Metal Products	174,727	162,075
China Motor Corp.	199,000	254,791
China Petrochemical Development Corp. (c)	2,168,225	649,464
China Steel Chemical Corp.	139,000	466,267
China Steel Structure Co., Ltd. (c)	75,808	125,595
Chinese Maritime Transport, Ltd.	50,832	52,355
Chin-Poon Industrial Co., Ltd.	201,000	178,532
Chipbond Technology Corp. (c)	514,000	817,569
ChipMOS Techinologies, Inc.	296,875	280,521
CHO Pharma, Inc. (b)	68,683	340,722
Chong Hong Construction Co., Ltd.	246,275	567,808
Chun YU Works & Co., Ltd.	123,624	87,805
Chun Yuan Steel Industry Co., Ltd.	301,034	139,381
Chung Hung Steel Corp.	504,000	335,746
Chung Hwa Pulp Corp.	319,488	159,497
Chung-Hsin Electric & Machinery Manufacturing Corp.	240,461	430,950
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	34,723	58,949
Chunghwa Precision Test Tech Co., Ltd.	11,000	133,563
Cleanaway Co., Ltd.	29,000	159,391
Clevo Co.	332,212	328,560
CMC Magnetics Corp. (b)	1,024,263	232,604
Compeq Manufacturing Co., Ltd.	725,193	1,032,433
Concord Securities Co., Ltd.	292,594	88,933
Continental Holdings Corp.	415,233	394,320
Coremax Corp. (c)	43,516	130,347
Coretronic Corp.	381,652	665,959
Co-Tech Development Corp. (c)	111,511	132,939
CSBC Corp. Taiwan (b)	380,717	190,065
CTCI Corp.	461,000	662,118
Cub Elecparts, Inc.	20,001	105,205
Cyberlink Corp. (b)	20,000	55,372
CyberPower Systems, Inc.	19,000	56,852
CyberTAN Technology, Inc. (c)	200,000	147,721
Cypress Technology Co., Ltd.	49,523	84,699
Security Description	Shares	Value
DA CIN Construction Co., Ltd.	103,682	$ 102,216
Da-Li Development Co., Ltd.	112,246	93,335
Darfon Electronics Corp.	133,000	165,051
Darwin Precisions Corp. (b)	408,576	113,247
Delpha Construction Co., Ltd. (b)	95,000	51,466
Dimerco Express Corp.	75,633	146,745
D-Link Corp. (b)	463,390	214,553
Dynamic Holding Co., Ltd.	151,189	81,668
Dynapack International Technology Corp.	130,000	289,080
E&R Engineering Corp.	41,393	70,924
Eastern Media International Corp.	120,015	75,035
eCloudvalley Digital Technology Co., Ltd.	25,419	99,678
Egis Technology, Inc.	49,000	101,398
EirGenix, Inc. (b)	126,977	429,936
Elan Microelectronics Corp.	261,029	684,041
E-Lead Electronic Co., Ltd. (b)(c)	86,295	217,171
Elite Advanced Laser Corp.	93,600	119,694
Elite Semiconductor Microelectronics Technology, Inc.	252,674	507,751
Elitegroup Computer Systems Co., Ltd. (b)	263,147	215,497
Ennoconn Corp.	30,311	181,872
ENNOSTAR, Inc.	409,000	533,971
Episil Technologies, Inc. (c)	162,501	486,239
Episil-Precision, Inc.	49,347	112,997
Eris Technology Corp.	10,000	60,317
Eson Precision Ind Co., Ltd.	21,000	39,819
Eternal Materials Co., Ltd. (b)	860,805	821,519
Etron Technology, Inc. (c)	171,835	184,559
Eurocharm Holdings Co., Ltd.	5,000	27,402
Ever Fortune AI Co., Ltd. (b)	46,468	107,136
Ever Supreme Bio Technology Co., Ltd.	22,830	137,344
Everest Textile Co., Ltd. (b)	421,658	104,521
Evergreen Aviation Technologies Corp.	37,990	92,136
Evergreen International Storage & Transport Corp. (c)	370,214	367,894
EVERGREEN Steel Corp.	106,445	178,699
Everlight Chemical Industrial Corp.	498,385	284,128
Everlight Electronics Co., Ltd.	376,000	412,725
Excelliance Mos Corp.	8,000	25,576
Excelsior Medical Co., Ltd.	157,953	318,403
Far Eastern Department Stores, Ltd.	721,490	443,134
Far Eastern International Bank	3,571,712	1,248,732
Faraday Technology Corp. (c)	201,385	849,967
Farglory F T Z Investment Holding Co., Ltd.	82,221	140,622

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Farglory Land Development Co., Ltd.	187,464	$ 339,512
Federal Corp. (c)	241,806	155,751
Feng Hsin Steel Co., Ltd.	366,270	687,571
Firich Enterprises Co., Ltd. (c)	130,851	116,018
First Copper Technology Co., Ltd.	88,756	61,083
First Steamship Co., Ltd. (b)	348,000	90,318
FIT Holding Co., Ltd. (c)	150,533	116,874
FIT Hon Teng, Ltd. (b)(d)	1,063,987	126,054
Fitipower Integrated Technology, Inc. (c)	84,151	247,027
Fittech Co., Ltd.	37,117	97,618
FLEXium Interconnect, Inc. (b)	239,011	654,196
Flytech Technology Co., Ltd.	36,000	78,125
FocalTech Systems Co., Ltd. (c)	141,405	271,684
Forcecon Tech Co., Ltd.	53,433	82,466
Foresee Pharmaceuticals Co., Ltd. (b)	70,127	182,888
Formosa International Hotels Corp. (b)	41,562	250,689
Formosa Laboratories, Inc.	59,724	91,987
Formosa Taffeta Co., Ltd.	671,000	571,689
Formosan Rubber Group, Inc.	348,610	221,251
Formosan Union Chemical	178,409	126,436
Fortune Electric Co., Ltd.	129,330	169,458
Fositek Corp.	28,798	136,058
Foxsemicon Integrated Technology, Inc.	62,050	360,585
Froch Enterprise Co., Ltd.	110,799	82,360
Fulgent Sun International Holding Co., Ltd.	99,082	496,206
Fulltech Fiber Glass Corp. (c)	236,766	91,726
Fusheng Precision Co., Ltd.	78,364	450,453
Fwusow Industry Co., Ltd.	153,805	94,708
G Shank Enterprise Co., Ltd.	76,548	109,943
G Tech Optoelectronics Corp. (b)	117,235	69,420
Gallant Precision Machining Co., Ltd.	83,375	68,803
GEM Services Inc/Tw	25,879	56,243
Gemtek Technology Corp.	354,234	297,901
General Interface Solution Holding, Ltd.	158,416	382,206
GeneReach Biotechnology Corp. (c)	17,600	29,436
Genesys Logic, Inc. (c)	50,553	140,279
Genius Electronic Optical Co., Ltd. (c)	70,972	772,334
Getac Holdings Corp.	249,000	331,357
Gigabyte Technology Co., Ltd. (c)	428,000	1,190,349
Gigasolar Materials Corp. (b)	28,577	100,360
Gigastorage Corp. (b)	139,446	78,619
Global Brands Manufacture, Ltd.	149,608	119,455
Security Description	Shares	Value
Global Lighting Technologies, Inc.	30,000	$ 50,836
Global Mixed Mode Technology, Inc.	36,860	140,479
Global PMX Co., Ltd. (c)	53,412	288,518
Gloria Material Technology Corp.	255,909	238,184
Gold Circuit Electronics, Ltd. (b)	220,413	644,251
Golden Biotechnology Corp. (b)	87,465	169,150
Goldsun Building Materials Co., Ltd.	1,205,044	910,928
Gongwin Biopharm Holdings Co., Ltd. (b)	40,419	521,963
Gourmet Master Co., Ltd.	39,000	129,595
Grand Pacific Petrochemical (c)	805,000	443,715
Grand Process Technology Corp.	11,181	73,603
Grape King Bio, Ltd.	88,000	371,413
Great Tree Pharmacy Co., Ltd.	33,000	288,954
Great Wall Enterprise Co., Ltd.	587,604	823,597
Greatek Electronics, Inc.	163,474	253,586
Gudeng Precision Industrial Co., Ltd.	38,175	339,077
Hannstar Board Corp.	210,674	193,096
HannStar Display Corp. (c)	2,035,599	737,327
HannsTouch Solution, Inc.	253,987	77,118
Harvatek Corp.	100,969	51,361
HD Renewable Energy Co., Ltd.	8,492	22,735
Hey Song Corp.	83,000	86,663
Himax Technologies, Inc. ADR (c)	77,184	373,571
Hiwin Mikrosystem Corp.	46,000	107,796
Hiyes International Co., Ltd.	32,656	69,737
Ho Tung Chemical Corp.	908,351	252,630
Holtek Semiconductor, Inc.	95,648	200,641
Holy Stone Enterprise Co., Ltd.	100,000	273,709
Hong TAI Electric Industrial	136,559	63,658
Horizon Securities Co., Ltd.	156,622	46,815
Hota Industrial Manufacturing Co., Ltd. (c)	132,106	380,727
Hotai Finance Co., Ltd.	67,261	213,971
Hotron Precision Electronic Industrial Co., Ltd. (b)	60,000	68,506
Hsin Kuang Steel Co., Ltd. (c)	152,000	162,777
Hsin Yung Chien Co., Ltd.	26,547	84,869
HTC Corp. (b)(c)	488,515	843,196
Hu Lane Associate, Inc.	48,527	254,488
HUA ENG Wire & Cable Co., Ltd.	254,429	100,973
Huaku Development Co., Ltd.	159,260	453,968
Huang Hsiang Construction Corp.	120,000	151,753

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Hung Ching Development & Construction Co., Ltd.	125,644	$ 80,533
Ibase Technology, Inc. (c)	338,817	711,805
IBF Financial Holdings Co., Ltd.	2,367,213	861,171
Ichia Technologies, Inc.	194,709	102,417
I-Chiun Precision Industry Co., Ltd.	107,429	62,598
Innodisk Corp.	44,481	226,265
Inpaq Technology Co., Ltd. (c)	64,370	87,789
Intai Technology Corp.	24,000	71,057
Integrated Service Technology, Inc. (b)	60,083	140,419
International CSRC Investment Holdings Co.	645,767	394,591
International Games System Co., Ltd.	75,000	850,420
Iron Force Industrial Co., Ltd.	25,000	62,522
I-Sunny Construction & Development Co., Ltd.	9,000	20,183
ITE Technology, Inc. (c)	252,992	466,954
ITEQ Corp.	152,640	281,251
J&V Energy Technology Co., Ltd.	21,880	49,068
Jarllytec Co., Ltd.	30,000	56,222
Jentech Precision Industrial Co., Ltd. (c)	49,771	598,055
Jess-Link Products Co., Ltd.	82,000	97,370
Jih Lin Technology Co., Ltd.	29,885	60,996
Jih Sun Financial Holdings Co., Ltd.	112,000	40,921
Jiin Yeeh Ding Enterprise Co., Ltd. (b)	73,810	66,489
JMicron Technology Corp. (b)	33,646	76,302
Johnson Health Tech Co., Ltd.	92,121	214,714
K Laser Technology, Inc.	130,885	71,937
Kaimei Electronic Corp. (b)	57,150	90,723
Kaori Heat Treatment Co., Ltd.	43,000	142,209
KEE TAI Properties Co., Ltd.	455,076	195,653
Kenda Rubber Industrial Co., Ltd.	578,499	582,161
Kenmec Mechanical Engineering Co., Ltd. (b)	162,313	140,590
Kerry TJ Logistics Co., Ltd. (c)	199,000	236,614
Keystone Microtech Corp.	15,586	88,855
Kindom Development Co., Ltd.	199,327	158,839
King Slide Works Co., Ltd.	58,000	864,090
King Yuan Electronics Co., Ltd. (c)	935,656	907,689
King's Town Bank Co., Ltd.	741,000	786,535
Kinik Co. (c)	79,869	304,392
Kinko Optical Co., Ltd. (b)	145,338	115,359
Kinpo Electronics (c)	1,445,371	607,758
KMC Kuei Meng International, Inc.	43,220	190,582
KNH Enterprise Co., Ltd.	59,000	29,640
KS Terminals, Inc.	70,712	158,801
Security Description	Shares	Value
Kung Long Batteries Industrial Co., Ltd.	6,000	$ 26,080
Kung Sing Engineering Corp. (b)	331,724	70,317
Kuo Toong International Co., Ltd.	201,917	128,150
Kuo Yang Construction Co., Ltd. (b)(c)	333,662	189,169
L&K Engineering Co., Ltd.	67,000	62,781
Land Mark Optoelectronics Corp.	46,526	208,824
Lanner Electronics, Inc.	12,000	22,149
Laster Tech Corp., Ltd.	16,000	18,369
Leadtrend Technology Corp.	23,576	38,094
Lealea Enterprise Co., Ltd.	182,000	61,624
LEE CHI Enterprises Co., Ltd.	121,648	85,444
Lelon Electronics Corp.	45,818	70,353
Li Peng Enterprise Co., Ltd. (b)	552,985	145,609
Lian HWA Food Corp.	44,064	98,540
Lin BioScience, Inc. (b)	40,693	280,694
Lingsen Precision Industries, Ltd.	414,694	168,495
Lintes Technology Co., Ltd.	2,000	8,788
Lion Travel Service Co., Ltd. (b)	33,542	103,851
Liton Technology Corp.	52,551	48,084
Long Da Construction & Development Corp.	143,846	98,543
Longchen Paper & Packaging Co., Ltd.	305,663	141,043
Longwell Co.	197,000	359,885
Lotus Pharmaceutical Co., Ltd. (b)(c)	76,905	393,621
Lumax International Corp., Ltd.	146,322	296,801
Lumosa Therapeutics Co., Ltd. (b)	35,000	39,741
Lung Yen Life Service Corp.	31,000	37,250
M31 Technology Corp.	10,299	117,266
Macauto Industrial Co., Ltd.	43,114	86,095
Machvision, Inc.	6,915	27,225
Macroblock, Inc.	21,381	63,640
Makalot Industrial Co., Ltd. (c)	133,472	771,429
Marketech International Corp.	42,750	146,095
Materials Analysis Technology, Inc.	20,053	89,373
Mayer Steel Pipe Corp.	87,796	66,644
Mechema Chemicals International Corp.	37,803	136,333
Medigen Biotechnology Corp. (b)	89,000	94,469
Medigen Vaccine Biologics Corp. (b)	159,000	399,140
Mercuries & Associates Holding, Ltd.	512,020	233,843
Mercuries Life Insurance Co., Ltd. (b)(c)	821,895	162,572
Merry Electronics Co., Ltd.	96,640	259,338

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Microbio Co., Ltd.	286,505	$ 598,295
Microelectronics Technology, Inc. (b)(c)	109,145	132,869
MIN AIK Technology Co., Ltd.	125,736	67,127
Mirle Automation Corp.	265,331	314,229
Mitac Holdings Corp. (c)	1,001,544	851,734
Mobiletron Electronics Co., Ltd.	7,000	11,355
MOSA Industrial Corp.	113,800	90,864
Mosel Vitelic, Inc.	65,289	70,946
Motech Industries, Inc. (c)	212,400	174,943
MPI Corp.	44,095	114,859
MSSCORPS Co., Ltd.	8,158	24,924
Mycenax Biotech, Inc. (b)	86,106	102,788
Nak Sealing Technologies Corp.	43,102	131,686
Namchow Holdings Co., Ltd.	68,215	95,826
Nan Kang Rubber Tire Co., Ltd. (b)(c)	470,204	551,674
Nan Liu Enterprise Co., Ltd.	17,000	36,839
Nantex Industry Co., Ltd.	246,504	277,957
Netronix, Inc.	57,228	104,546
Nichidenbo Corp.	90,000	135,926
Nuvoton Technology Corp. (c)	124,810	424,564
O-Bank Co., Ltd.	1,060,970	276,362
OBI Pharma, Inc. (b)	131,580	296,323
Optimax Technology Corp. (b)	119,656	67,273
Orient Semiconductor Electronics, Ltd.	360,704	185,186
Oriental Union Chemical Corp.	548,500	299,741
O-TA Precision Industry Co., Ltd. (c)	34,105	110,106
Pan Jit International, Inc.	222,000	398,564
Pan-International Industrial Corp. (c)	473,539	489,215
Panion & BF Biotech, Inc. (c)	53,785	240,558
PChome Online, Inc.	63,394	96,741
Pegavision Corp.	20,882	243,028
PharmaEngine, Inc.	50,000	185,833
Pharmally International Holding Co., Ltd. (b)(e)	38,461	—
Phihong Technology Co., Ltd. (b)	182,099	203,613
Phoenix Silicon International Corp. (c)	70,156	120,208
Phytohealth Corp. (b)	237,493	133,898
Pixart Imaging, Inc.	106,060	285,619
Polytronics Technology Corp. (c)	35,266	61,981
Posiflex Technology, Inc.	25,000	105,909
Poya International Co., Ltd. (c)	48,165	596,961
President Securities Corp. (c)	1,342,604	625,863
Primax Electronics, Ltd. (c)	382,000	767,634
Prince Housing & Development Corp.	1,126,996	395,792
Princeton Technology Corp. (b)(c)	96,988	90,423
Pro Hawk Corp.	8,000	42,710
Security Description	Shares	Value
Promate Electronic Co., Ltd. (c)	337,000	$ 382,122
Prosperity Dielectrics Co., Ltd.	69,000	78,239
Qisda Corp.	821,000	700,781
Quanta Storage, Inc.	42,000	50,005
Quintain Steel Co., Ltd.	127,701	51,082
Radiant Opto-Electronics Corp.	372,331	1,178,597
Radium Life Tech Co., Ltd.	358,981	108,772
Rafael Microelectronics, Inc.	15,000	57,403
Raydium Semiconductor Corp.	33,349	227,936
RDC Semiconductor Co., Ltd. (b)(c)	38,737	355,660
Rexon Industrial Corp., Ltd. (c)	116,000	108,879
Rich Development Co., Ltd.	162,000	43,065
RichWave Technology Corp.	49,857	153,109
Ritek Corp. (b)	405,693	96,475
Roo Hsing Co., Ltd. (b)	34,000	3,127
Ruentex Engineering & Construction Co.	39,526	102,833
Ruentex Industries, Ltd.	475,000	764,512
Run Long Construction Co., Ltd.	52,650	98,670
Sakura Development Co., Ltd.	11,000	11,052
Sampo Corp.	657,221	541,319
San Fu Chemical Co., Ltd.	16,000	60,474
Sanyang Motor Co., Ltd.	768,945	927,607
Savior Lifetec Corp. (b)	76,500	42,890
SCI Pharmtech, Inc. (b)	35,218	96,839
Scientech Corp.	40,639	87,425
ScinoPharm Taiwan, Ltd.	13,000	10,073
SDI Corp. (c)	103,570	345,788
Sea Sonic Electronics Co., Ltd.	29,592	41,850
Senao Networks, Inc.	8,000	42,836
Senhwa Biosciences, Inc. (b)	59,000	92,916
Sensortek Technology Corp.	14,000	99,877
Sercomm Corp. (c)	227,000	563,407
Sesoda Corp. (c)	99,914	130,915
Sheng Yu Steel Co., Ltd.	68,906	49,918
ShenMao Technology, Inc.	61,853	79,778
Shih Wei Navigation Co., Ltd. (c)	93,876	72,294
Shihlin Electric & Engineering Corp.	65,000	118,949
Shihlin Paper Corp. (b)	140,558	231,983
Shin Foong Specialty & Applied Materials Co., Ltd.	36,188	61,322
Shin Zu Shing Co., Ltd.	124,464	353,214
Shinfox Energy Co., Ltd.	70,477	147,174
Shining Building Business Co., Ltd. (b)	257,127	78,072
Shinkong Insurance Co., Ltd.	354,841	544,852
Shinkong Synthetic Fibers Corp. (c)	1,734,796	909,772
Shiny Chemical Industrial Co., Ltd.	56,767	203,831
Shuttle, Inc. (b)	87,000	34,116
Sigurd Microelectronics Corp.	549,144	735,098

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Silicon Integrated Systems Corp. (c)	861,072	$ 455,637
Silicon Optronics, Inc.	21,000	47,094
Simplo Technology Co., Ltd.	99,000	823,207
Sincere Navigation Corp. (c)	211,709	121,361
Sinmag Equipment Corp.	37,271	106,123
Sinon Corp.	651,662	794,334
Sinphar Pharmaceutical Co., Ltd. (b)	261,879	240,029
Sinyi Realty, Inc.	617,828	568,225
Sitronix Technology Corp. (c)	73,000	378,232
Softstar Entertainment, Inc.	59,155	89,993
Soft-World International Corp.	91,848	203,663
Solar Applied Materials Technology Corp.	322,736	303,940
Solomon Technology Corp.	16,000	11,541
Sonix Technology Co., Ltd.	71,123	108,984
Speed Tech Corp.	39,000	62,279
Sporton International, Inc.	49,685	369,324
St Shine Optical Co., Ltd.	37,000	263,378
Standard Foods Corp.	254,000	306,010
Stark Technology, Inc.	5,000	12,882
Sunny Friend Environmental Technology Co., Ltd.	37,447	178,690
Sunonwealth Electric Machine Industry Co., Ltd.	81,000	91,973
Sunplus Technology Co., Ltd. (c)	268,747	190,457
Sunspring Metal Corp. (b)	137,380	98,657
Superalloy Industrial Co., Ltd.	177,517	298,573
Supreme Electronics Co., Ltd.	70,679	75,801
Swancor Holding Co., Ltd.	37,000	109,547
Symtek Automation Asia Co., Ltd.	23,746	63,873
Syncmold Enterprise Corp.	48,932	97,559
SyneuRx International Taiwan Corp. (b)	44,656	54,925
Synmosa Biopharma Corp.	92,000	103,304
Sysgration (b)	127,760	153,317
Systex Corp.	275,000	601,987
T3EX Global Holdings Corp. (c)	58,518	116,855
Ta Liang Technology Co., Ltd.	42,008	57,093
Ta Ya Electric Wire & Cable (c)	408,609	234,234
TaiDoc Technology Corp. (b)(c)	30,294	156,484
Taiflex Scientific Co., Ltd.	223,699	278,664
Taigen Biopharmaceuticals Holdings, Ltd. (b)	246,000	118,161
TaiMed Biologics, Inc. (b)(c)	127,000	255,608
Taimide Tech, Inc.	22,000	23,040
Tainan Spinning Co., Ltd.	1,168,105	608,905
Tainergy Tech Co., Ltd. (b)	110,569	87,936
TaiSol Electronics Co., Ltd.	32,000	33,815
Taisun Enterprise Co., Ltd. (c)	688,549	770,982
Taita Chemical Co., Ltd.	97,243	66,005
TAI-TECH Advanced Electronics Co., Ltd.	40,474	99,563
Security Description	Shares	Value
Taiwan Cogeneration Corp.	672,469	$ 727,560
Taiwan FamilyMart Co., Ltd.	5,000	29,765
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	43,575
Taiwan Glass Industry Corp.	617,000	339,118
Taiwan Hon Chuan Enterprise Co., Ltd.	224,218	591,813
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	86,148	103,652
Taiwan Mask Corp. (c)	97,778	170,000
Taiwan Navigation Co., Ltd.	89,000	69,240
Taiwan Paiho, Ltd.	177,000	328,924
Taiwan PCB Techvest Co., Ltd.	38,000	40,574
Taiwan Sakura Corp.	66,283	130,274
Taiwan Secom Co., Ltd.	271,961	865,163
Taiwan Semiconductor Co., Ltd.	143,000	373,839
Taiwan Shin Kong Security Co., Ltd.	94,470	116,046
Taiwan Styrene Monomer	267,373	110,742
Taiwan Surface Mounting Technology Corp. (c)	236,308	617,769
Taiwan TEA Corp. (b)	441,616	290,711
Taiwan Union Technology Corp. (c)	197,000	277,980
Taiwan-Asia Semiconductor Corp.	265,900	281,402
Taiyen Biotech Co., Ltd.	334,979	337,627
Tanvex BioPharma, Inc. (b)	120,636	188,084
TCI Co., Ltd.	59,672	233,997
Tehmag Foods Corp.	5,000	40,395
Test Research, Inc.	21,000	41,141
Test Rite International Co., Ltd.	269,896	178,094
Thinking Electronic Industrial Co., Ltd.	41,573	152,548
Thye Ming Industrial Co., Ltd.	145,974	158,622
Tien Li Offshore Wind Technology Co., Ltd. (b)	64,931	102,870
Ton Yi Industrial Corp.	743,000	422,412
Tong Hsing Electronic Industries, Ltd. (b)	113,517	593,525
Tong Yang Industry Co., Ltd.	350,872	533,784
Topco Scientific Co., Ltd.	243,299	1,183,965
Topkey Corp.	74,033	364,930
TPK Holding Co., Ltd.	95,000	94,405
Transcend Information, Inc.	150,484	305,717
Tripod Technology Corp.	247,000	726,631
Tsann Kuen Enterprise Co., Ltd.	46,605	65,102
TSC Auto ID Technology Co., Ltd.	14,305	82,904
TSEC Corp. (b)(c)	277,168	316,898
TSRC Corp.	505,028	413,579
Ttet Union Corp.	17,584	85,569
TTY Biopharm Co., Ltd.	176,436	404,009
Tul Corp.	24,343	39,717
Tung Ho Steel Enterprise Corp.	446,392	695,269

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Tung Thih Electronic Co., Ltd.	46,475	$ 260,561
TURVO International Co., Ltd.	34,245	107,214
TXC Corp. (c)	341,080	772,423
Tycoons Group Enterprise (b)	178,000	44,684
Tyntek Corp.	144,667	70,855
Ultra Chip, Inc.	42,000	116,678
U-Ming Marine Transport Corp.	316,000	363,287
Unitech Printed Circuit Board Corp. (b)(c)	409,024	251,864
United Integrated Services Co., Ltd.	109,183	515,841
United Renewable Energy Co., Ltd. (b)	914,952	621,034
Unity Opto Technology Co., Ltd. (e)	771,307	—
Universal Cement Corp.	66,000	42,616
Universal Microwave Technology, Inc.	40,963	180,630
Universal Vision Biotechnology Co., Ltd.	30,521	271,573
Unizyx Holding Corp.	501,694	382,406
UPC Technology Corp.	705,632	272,260
UPI Semiconductor Corp.	33,069	252,582
Userjoy Technology Co., Ltd.	30,891	74,725
USI Corp.	985,590	637,937
Utechzone Co., Ltd.	48,244	119,740
Vactronics Technologies, Inc. (b)	24,205	94,917
Ventec International Group Co., Ltd.	9,000	17,292
VIA Labs, Inc.	18,650	104,561
Via Technologies, Inc. (c)	138,000	343,381
Viking Tech Corp.	67,313	86,503
Visco Vision, Inc.	22,868	190,873
Visual Photonics Epitaxy Co., Ltd. (c)	175,371	312,640
Vivotek, Inc.	6,000	25,418
Vizionfocus, Inc.	20,730	83,902
Wafer Works Corp. (c)	417,418	518,666
Wah Lee Industrial Corp.	68,620	180,471
Walsin Technology Corp.	184,000	431,762
Walton Advanced Engineering, Inc.	160,184	59,030
Ways Technical Corp., Ltd. (b)	33,000	31,234
WEI Chih Steel Industrial Co., Ltd. (c)	88,980	63,899
Wei Chuan Foods Corp.	400,899	247,492
Weikeng Industrial Co., Ltd.	112,998	90,757
Weltrend Semiconductor (c)	82,619	105,782
WinWay Technology Co., Ltd.	15,000	177,171
Wisdom Marine Lines Co., Ltd.	280,000	455,951
Wistron NeWeb Corp.	245,365	632,173
Wowprime Corp. (b)	47,354	204,337
WT Microelectronics Co., Ltd.	302,090	559,479
WUS Printed Circuit Co., Ltd.	176,187	137,347
XinTec, Inc.	104,000	314,467
Security Description	Shares	Value
Xxentria Technology Materials Corp.	86,000	$ 162,796
Yankey Engineering Co., Ltd.	11,599	60,280
YC INOX Co., Ltd.	203,770	175,216
Yem Chio Co., Ltd.	240,629	105,728
Yeong Guan Energy Technology Group Co., Ltd.	16,000	31,497
YFY, Inc.	703,000	524,776
Yieh Phui Enterprise Co., Ltd.	799,000	338,485
Yieh United Steel Corp. (b)	499,871	123,594
Young Optics, Inc. (b)(c)	60,000	163,848
Yulon Motor Co., Ltd.	428,115	553,533
YungShin Global Holding Corp.	37,000	46,266
Zeng Hsing Industrial Co., Ltd.	21,662	85,286
Zenitron Corp.	405,348	333,226
Zig Sheng Industrial Co., Ltd. (c)	274,260	80,855
ZillTek Technology Corp. (c)	21,727	126,260
Zinwell Corp. (b)	70,000	39,356
ZongTai Real Estate Development Co., Ltd.	11,000	11,087
		139,057,024
THAILAND — 4.8%
AAPICO Hitech PCL NVDR	230,745	178,931
Absolute Clean Energy PCL (c)	412,700	29,322
AEON Thana Sinsap Thailand PCL NVDR (c)	68,754	299,842
Amata Corp. PCL	152,700	75,297
AP Thailand PCL NVDR	1,424,723	358,825
Asia Plus Group Holdings PCL NVDR (c)	1,610,855	128,117
Asia Sermkij Leasing PCL (c)	169,044	150,132
Asiasoft Corp. PCL NVDR (c)	179,022	81,158
Bangchak Corp. PCL NVDR	439,728	343,902
Bangkok Airways PCL NVDR (b)(c)	737,009	236,421
Bangkok Aviation Fuel Services PCL NVDR (b)	272,758	231,396
Bangkok Chain Hospital PCL NVDR	907,962	428,466
Bangkok Commercial Asset Management PCL NVDR	1,215,490	522,029
Bangkok Life Assurance PCL NVDR (c)	327,351	292,898
Banpu Power PCL NVDR	613,071	234,046
BCPG PCL	425,500	103,780
BEC World PCL NVDR	484,600	133,612
Beyond Securities PCL NVDR (b)(c)	1,104,276	401,076
Cal-Comp Electronics Thailand PCL NVDR	1,654,846	94,763
Central Plaza Hotel PCL NVDR (b)	612,947	796,246
CH Karnchang PCL NVDR	659,092	379,170
Chayo Group PCL NVDR (c)	529,397	131,226
Chularat Hospital PCL NVDR	6,553,769	639,392
CK Power PCL NVDR	2,156,748	288,748

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
CPN Retail Growth Leasehold REIT	1,310,400	$ 646,168
Dhipaya Group Holdings PCL NVDR (c)	217,580	323,024
Ditto Thailand PCL NVDR	157,400	287,927
Dohome PCL NVDR (c)	530,251	188,371
Dynasty Ceramic PCL NVDR (c)	3,246,561	230,668
Eastern Polymer Group PCL NVDR	737,348	194,502
Eastern Water Resources Development and Management PCL NVDR (c)	662,038	100,043
Erawan Group PCL NVDR (b)	928,100	107,278
Esso Thailand PCL NVDR	649,100	220,267
Forth Corp. PCL NVDR (c)	382,868	515,126
Forth Smart Service PCL	509,072	272,621
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,037,070	283,187
GFPT PCL	273,900	106,743
Gunkul Engineering PCL NVDR (c)	5,149,404	716,712
Hana Microelectronics PCL NVDR	452,467	440,831
Ichitan Group PCL NVDR (c)	669,309	154,374
IMPACT Growth Real Estate Investment Trust	346,200	122,987
Inter Far East Energy Corp. NVDR (b)(e)	283,900	—
International Engineering PCL (e)	63,855,934	—
Italian-Thai Development PCL NVDR (b)(c)	1,954,763	95,872
Jasmine International PCL NVDR (b)	2,027,200	140,808
Jasmine Technology Solution PCL NVDR (b)	135,300	231,359
JWD Infologistics PCL NVDR	429,472	190,143
KCE Electronics PCL NVDR	399,300	457,840
Kerry Express Thailand PCL (b)	323,700	164,768
KGI Securities Thailand PCL NVDR (c)	1,049,046	134,607
Khon Kaen Sugar Industry PCL	424,800	44,147
Kiatnakin Phatra Bank PCL NVDR	300,435	547,585
Major Cineplex Group PCL NVDR (c)	410,135	192,455
MBK PCL NVDR (b)	362,000	155,472
MC Group PCL NVDR (c)	256,800	68,081
Mega Lifesciences PCL	187,600	230,024
MK Restaurants Group PCL NVDR	276,959	427,700
More Return PCL NVDR (b)	2,218,200	161,131
Nex Point Parts PCL NVDR (b)(c)	543,511	255,041
Security Description	Shares	Value
Noble Development PCL Class C, NVDR	882,847	$ 107,196
Northeast Rubber PCL	478,896	70,463
NR Instant Produce PCL NVDR (c)	608,470	92,755
Origin Property PCL NVDR	996,540	266,836
Plan B Media Pcl NVDR (b)(c)	1,221,100	226,609
Polyplex Thailand PCL (c)	186,400	120,577
Precious Shipping PCL	593,579	220,310
Prima Marine PCL NVDR (c)	1,193,736	181,972
Pruksa Holding PCL NVDR	74,800	23,796
PTG Energy PCL NVDR	397,700	168,696
Quality Houses PCL NVDR	416,700	23,641
R&B Food Supply PCL	193,900	63,742
Rajthanee Hospital PCL NVDR	152,911	136,817
Ratchthani Leasing PCL NVDR	2,180,108	241,592
Regional Container Lines PCL (c)	193,052	148,423
Rojana Industrial Park PCL NVDR	807,354	116,651
RS PCL NVDR (c)	470,464	187,088
S Hotels & Resorts PCL NVDR (b)	1,534,979	131,849
Sabuy Technology PCL NVDR (c)	379,764	131,890
Saksiam Leasing PCL NVDR	652,227	115,852
Samart Corp. PCL (b)	156,200	23,604
Sermsang Power Corp. Co., Ltd. NVDR	409,556	109,664
Siam City Cement PCL NVDR	69,673	282,608
Siamgas & Petrochemicals PCL NVDR (c)	636,144	178,768
Sikarin PCL NVDR	686,800	265,835
Singer Thailand PCL	27,100	27,840
Singer Thailand PCL NVDR	197,035	202,415
Singha Estate PCL NVDR (b)	709,500	34,234
Sino-Thai Engineering & Construction PCL NVDR	148,700	44,941
SiS Distribution Thailand PCL	116,963	79,071
Somboon Advance Technology PCL NVDR	236,897	126,236
SPCG PCL NVDR	558,405	220,579
Sri Trang Agro-Industry PCL NVDR (c)	684,780	354,009
Sri Trang Gloves Thailand PCL NVDR (c)	760,100	229,723
Srinanaporn Marketing PCL NVDR	266,200	119,268
Star Petroleum Refining PCL NVDR (c)	1,728,205	485,657
STARK Corp. PCL NVDR (b)(c)	2,915,825	315,391
Supalai PCL NVDR	696,937	349,208
Super Energy Corp. PCL NVDR	7,133,500	130,491
SVI PCL	442,140	92,015
Synnex Thailand PCL	222,273	98,997

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Taokaenoi Food & Marketing PCL Class R, NVDR	119,000	$ 22,241
Thai Vegetable Oil PCL NVDR	406,500	315,221
Thaicom PCL NVDR	313,079	95,451
Thaifoods Group PCL NVDR	1,527,800	232,896
Thanachart Capital PCL NVDR	387,100	397,670
Thonburi Healthcare Group PCL NVDR	334,743	574,618
Thoresen Thai Agencies PCL	735,617	149,191
Tipco Asphalt PCL NVDR	585,097	255,941
TOA Paint Thailand PCL NVDR	275,800	241,288
TQM Alpha PCL NVDR	230,732	238,562
TTW PCL NVDR	1,217,790	319,621
United Paper PCL	80,600	35,043
Vanachai Group PCL NVDR	525,112	83,528
VGI PCL NVDR	4,177,949	443,049
Vibhavadi Medical Center PCL NVDR (c)	2,842,500	211,002
WHA Corp. PCL NVDR (c)	6,758,839	630,729
WHA Industrial Leasehold REIT	119,000	22,872
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	1,035,723	277,328
WHA Utilities and Power PCL NVDR (c)	1,578,150	167,354
Workpoint Entertainment PCL NVDR	213,553	102,474
		26,330,045
TURKEY — 2.2%
AG Anadolu Grubu Holding A/S	64,262	283,379
Aksa Akrilik Kimya Sanayii A/S	160,338	497,745
Alarko Holding A/S	158,324	501,741
Albaraka Turk Katilim Bankasi A/S (b)	1	—
Alkim Alkali Kimya A/S	75,171	129,837
Anadolu Efes Biracilik Ve Malt Sanayii A/S	146,937	317,517
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	9,162	100,078
Bera Holding A/S	229,142	246,094
Biotrend Cevre VE Enerji Yatirimlari A/S (b)	166,441	113,124
Borusan Yatirim ve Pazarlama A/S	3,391	104,811
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	43,503	84,948
Can2 Termik A/S (b)	44,950	315,209
Cemas Dokum Sanayi A/S (b)	1	—
Cimsa Cimento Sanayi VE Ticaret A/S	43,987	137,856
D-MARKET Elektronik Hizmetler ve Ticaret A/S ADR (b)(c)	105,727	101,836
Dogan Sirketler Grubu Holding A/S	816,022	211,725
Security Description	Shares	Value
Dogus Otomotiv Servis ve Ticaret A/S	33,527	$ 175,787
EGE Endustri VE Ticaret A/S	976	118,793
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	307,965	248,352
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	797,886	166,562
Enerjisa Enerji AS (d)	220,385	206,256
Erbosan Erciyas Boru Sanayii ve Ticaret A/S	7,809	55,603
Fenerbahce Futbol A/S (b)	7,862	22,562
Gubre Fabrikalari TAS (b)	18,095	123,962
Hektas Ticaret TAS (b)(c)	260,667	817,639
Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret A/S (b)	—	—
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S (b)	95,324	94,355
Is Gayrimenkul Yatirim Ortakligi A/S REIT (b)(c)	673,015	222,178
Is Yatirim Menkul Degerler A/S Class A	102,180	152,015
Isbir Holding A/S	16,583	44,404
Izmir Demir Celik Sanayi A/S (b)	284,643	47,291
Jantsa Jant Sanayi Ve Ticaret A/S	15,321	64,173
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	836,813	539,413
Karsan Otomotiv Sanayii Ve Ticaret A/S (b)	130,121	57,836
Kerevitas Gida Sanayi ve Ticaret A/S (b)	194,494	86,134
Kizilbuk Gayrimenkul Yatirim Ortakligi A/S (b)	30,964	32,119
Kordsa Teknik Tekstil A/S	64,514	198,882
Koza Altin Isletmeleri A/S	50,684	499,499
Koza Anadolu Metal Madencilik Isletmeleri A/S (b)	144,473	206,362
Logo Yazilim Sanayi Ve Ticaret A/S	66,203	161,771
Mavi Giyim Sanayi Ve Ticaret A/S Class B (d)	78,182	302,801
Migros Ticaret A/S (b)	31,542	172,185
MLP Saglik Hizmetleri A/S (b)(d)	125,401	333,077
Nuh Cimento Sanayi A/S	31,006	112,226
ODAS Elektrik Uretim ve Sanayi Ticaret A/S (b)	522,152	178,571
Otokar Otomotiv Ve Savunma Sanayi A/S	5,681	172,773
Oyak Cimento Fabrikalari AS (b)	79,468	58,427
Oyak Yatirim Menkul Degerler A/S	38,946	76,302
Pegasus Hava Tasimaciligi A/S (b)	17,525	225,178

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Penta Teknoloji Urunleri Dagitim Ticaret A/S (b)	9,657	$ 206,856
Petkim Petrokimya Holding A/S (b)(c)	914,231	611,509
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	273,168	252,708
Sekerbank Turk A/S (b)(c)	995,441	99,337
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	150,574	186,649
Sinpas Gayrimenkul Yatirim Ortakligi A/S REIT (b)	313,236	73,162
Sok Marketler Ticaret AS (b)	201,485	224,760
Tat Gida Sanayi A/S	111,457	150,305
TAV Havalimanlari Holding A/S (b)	83,837	284,680
Tekfen Holding A/S	21,677	34,424
Turk Telekomunikasyon A/S	43,263	25,274
Turk Traktor ve Ziraat Makineleri A/S	19,546	294,479
Turkiye Halk Bankasi A/S (b)	295,335	111,198
Turkiye Sinai Kalkinma Bankasi A/S (b)	673,384	88,993
Turkiye Vakiflar Bankasi TAO Class D (b)	329,364	123,122
Ulker Biskuvi Sanayi A/S (b)	36,718	40,563
Vestel Beyaz Esya Sanayi ve Ticaret A/S	265,410	128,564
Yeni Gimat Gayrimenkul Ortakligi A/S	71,127	81,876
Ziraat Gayrimenkul Yatirim Ortakligi A/S	342,682	75,049
		12,212,896
UNITED ARAB EMIRATES — 0.8%
Agthia Group PJSC	142,933	184,452
Ajman Bank PJSC (b)	210,955	39,974
Al Waha Capital PJSC	507,134	194,677
AL Yah Satellite Communications Co-Pjsc-Yah Sat	478,972	353,389
Amanat Holdings PJSC	1,236,005	319,681
Arabtec Holding PJSC (b)(e)	483,581	—
Aramex PJSC	425,000	442,003
Dana Gas PJSC	2,577,085	663,031
Deyaar Development PJSC (b)	2,812,220	346,833
Manazel PJSC (b)	1,469,392	147,217
Network International Holdings PLC (b)(d)	187,596	634,522
Orascom Construction PLC	20,507	70,305
RAK Properties PJSC (b)	981,877	201,826
Ras Al Khaimah Ceramics	356,896	285,669
Sharjah Islamic Bank	536,164	287,566
SHUAA Capital PSC (b)	1,002,893	101,025
Union Properties PJSC (b)	1,909,326	129,955
		4,402,125
Security Description	Shares	Value
UNITED STATES — 0.1%
CBAK Energy Technology, Inc. (b)(c)	53,459	$ 61,478
IBEX Holdings, Ltd. (b)(c)	4,795	89,043
Ideanomics, Inc. (b)(c)	374,511	102,991
Seanergy Maritime Holdings Corp. (c)	127,287	60,181
Titan Cement International SA	26,435	280,724
United Maritime Corp.	629	1,088
		595,505
TOTAL COMMON STOCKS (Cost $623,950,457)		549,279,728

PREFERRED STOCKS — 0.0% (a)
BRAZIL — 0.0% (a)
Iguatemi SA , REIT (b) (Cost: $72,615)	45,242	71,265
RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
MPM Corporeos SA (expiring 10/04/22) (b)	69,539	—
WARRANTS — 0.0% (a)
BRAZIL — 0.0% (a)
Marisa Lojas SA (expiring 11/15/22) (b)	47,709	529
MALAYSIA — 0.0% (a)
Eco World Development Group Bhd (expiring 04/12/29) (b)	49,240	690
THAILAND — 0.0% (a)
Next Capital PCL (expiring 12/21/23) (b)	77,317	1,353
Sabuy W2 R (expiring 08/31/23) (b)	147,946	29,024
VGI PCL (expiring 05/23/27) (b)	1,159,330	5,532
Vibhavadi Medical Center PCL (expiring 06/18/25) (b)	222,717	2,067
		37,976
TOTAL WARRANTS (Cost $26,104)		39,195
SHORT-TERM INVESTMENT — 2.8%
State Street Navigator Securities Lending Portfolio II (f)(g) (Cost $15,730,566)	15,730,566	15,730,566
TOTAL INVESTMENTS — 102.3% (Cost $639,779,742)		565,120,754
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(12,943,470)
NET ASSETS — 100.0%		$ 552,177,284

See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2022.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.6% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $163,472, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
COL	Collaterlized
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	90	12/16/2022	$4,358,745	$3,921,750	$(436,995)

During the year ended September 30, 2022, average notional value related to futures contracts was $2,771,606.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$543,176,954	$5,939,302	$163,472	$549,279,728
Preferred Stocks	71,265	—	—	71,265
Rights	—	0(a)	—	0
Warrants	39,195	—	—	39,195
Short-Term Investment	15,730,566	—	—	15,730,566
TOTAL INVESTMENTS	$559,017,980	$5,939,302	$163,472	$565,120,754
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(436,995)	—	—	(436,995)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (436,995)	$ —	$ —	$ (436,995)
(a)	The Fund held Level 2 securities that were valued at $0 at September 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Sector Breakdown as of September 30, 2022

% of Net Assets
Information Technology	17.3%
Industrials	14.5
Materials	13.2
Consumer Discretionary	12.8
Financials	9.4
Health Care	8.5
Real Estate	7.3
Consumer Staples	6.8
Communication Services	3.9
Utilities	3.2
Energy	2.6
Short-Term Investment	2.8
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,770,647	$ 1,771,001	$ 56,332,125	$ 58,103,019	$(107)	$—	—	$ —	$ 10,363
State Street Navigator Securities Lending Portfolio II	12,917,963	12,917,963	61,690,559	58,877,956	—	—	15,730,566	15,730,566	338,449
Total		$14,688,964	$118,022,684	$116,980,975	$(107)	$—		$15,730,566	$348,812
See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 1.3%
APA Group Stapled Security	446,073	$ 2,750,437
BELGIUM — 1.1%
Ageas SA/NV	62,770	2,302,284
CANADA — 20.7%
Allied Properties Real Estate Investment Trust	67,309	1,340,253
Atco, Ltd. Class I	79,479	2,455,430
Atco, Ltd. Class I (a)	—	—
Bank of Montreal	18,316	1,613,856
Bank of Nova Scotia	33,502	1,601,893
BCE, Inc. (a)	62,444	2,632,187
Canadian Imperial Bank of Commerce (a)	36,808	1,619,600
Canadian Natural Resources, Ltd.	51,349	2,402,926
Canadian Utilities, Ltd. Class A (a)	103,879	2,716,329
Capital Power Corp.	111,434	3,803,540
Emera, Inc. (a)	54,441	2,214,408
Great-West Lifeco, Inc. (a)	91,652	1,989,056
IGM Financial, Inc. (a)	71,043	1,779,630
Keyera Corp. (a)	182,238	3,771,951
Manulife Financial Corp. (a)	123,776	1,952,959
Power Corp. of Canada	77,592	1,757,897
Quebecor, Inc. Class B (a)	100,492	1,862,764
SmartCentres Real Estate Investment Trust	141,247	2,667,559
Sun Life Financial, Inc.	35,949	1,437,123
TC Energy Corp. (a)	71,503	2,895,402
TELUS Corp.	114,651	2,288,765
		44,803,528
CHINA — 2.7%
Beijing Enterprises Holdings, Ltd.	728,355	2,045,915
Guangdong Investment, Ltd.	2,820,387	2,259,931
Longfor Group Holdings, Ltd. (b)	546,532	1,569,994
		5,875,840
FINLAND — 1.4%
Fortum Oyj	89,526	1,207,686
UPM-Kymmene Oyj	59,855	1,910,391
		3,118,077
FRANCE — 2.4%
Bouygues SA	91,376	2,403,518
Rubis SCA	131,055	2,746,219
		5,149,737
GERMANY — 2.2%
Allianz SE	9,927	1,573,502
BASF SE	43,233	1,677,187
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,681	$ 1,619,897
		4,870,586
HONG KONG — 9.8%
CK Infrastructure Holdings, Ltd.	490,303	2,501,514
CLP Holdings, Ltd.	242,982	1,837,091
Henderson Land Development Co., Ltd.	771,883	2,163,267
Link REIT	317,451	2,220,163
New World Development Co., Ltd.	1,049,337	2,980,957
Power Assets Holdings, Ltd.	576,553	2,893,819
Sino Land Co., Ltd.	2,768,855	3,661,284
Sun Hung Kai Properties, Ltd.	265,739	2,940,093
		21,198,188
JAPAN — 13.3%
Asahi Holdings, Inc. (a)	148,101	2,077,067
Daiwa Office Investment Corp. REIT	437	2,028,837
Denka Co., Ltd. (a)	69,629	1,527,321
Electric Power Development Co., Ltd.	235,182	3,327,595
ENEOS Holdings, Inc.	787,793	2,531,366
Fukuoka Financial Group, Inc.	141,359	2,505,974
Japan Metropolitan Fund Invest REIT	3,547	2,666,162
Mitsubishi UFJ Financial Group, Inc.	408,891	1,840,426
MS&AD Insurance Group Holdings, Inc.	74,154	1,965,213
SBI Holdings, Inc.	83,110	1,490,577
Sumitomo Mitsui Trust Holdings, Inc.	64,304	1,821,010
Takeda Pharmaceutical Co., Ltd.	121,906	3,172,613
Tokio Marine Holdings, Inc.	105,607	1,871,442
		28,825,603
MEXICO — 1.4%
Arca Continental SAB de CV	434,570	3,134,221
NETHERLANDS — 0.6%
Koninklijke Vopak NV	70,278	1,287,454
NORWAY — 1.0%
Telenor ASA	243,892	2,230,496
PORTUGAL — 0.9%
EDP - Energias de Portugal SA	462,657	2,012,394
SINGAPORE — 1.0%
Singapore Technologies Engineering, Ltd.	892,437	2,226,583
SOUTH KOREA — 1.6%
KT&G Corp.	56,947	3,446,991
SPAIN — 1.6%
Enagas SA	225,160	3,493,955

See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
SWEDEN — 0.7%
Intrum AB	112,591	$ 1,426,981
SWITZERLAND — 8.4%
Adecco Group AG	61,458	1,711,520
Baloise Holding AG	13,550	1,744,257
Banque Cantonale Vaudoise	33,388	3,178,517
Helvetia Holding AG	20,334	1,919,257
Novartis AG	26,009	1,995,895
Sulzer AG	28,272	1,644,473
Swiss Life Holding AG	3,204	1,427,436
Swisscom AG	4,651	2,190,235
Zurich Insurance Group AG	5,690	2,283,515
		18,095,105
UNITED KINGDOM — 4.8%
Ashmore Group PLC (a)	816,866	1,797,290
BAE Systems PLC	333,334	2,938,850
IG Group Holdings PLC	254,973	2,173,121
Legal & General Group PLC	802,020	1,938,313
Primary Health Properties PLC REIT (a)	1,282,821	1,623,902
		10,471,476
UNITED STATES — 22.4%
B&G Foods, Inc.	119,248	1,966,400
Brandywine Realty Trust REIT	261,416	1,764,558
H&R Block, Inc.	131,550	5,596,137
Healthcare Services Group, Inc.	164,682	1,991,005
Highwoods Properties, Inc. REIT	63,030	1,699,289
International Business Machines Corp.	23,277	2,765,540
LTC Properties, Inc. REIT	117,893	4,415,093
LyondellBasell Industries NV Class A	31,531	2,373,654
Northwest Bancshares, Inc.	215,185	2,907,149
NorthWestern Corp.	46,511	2,292,062
Philip Morris International, Inc.	31,944	2,651,672
Pinnacle West Capital Corp.	41,989	2,708,710
South Jersey Industries, Inc.	118,481	3,959,635
Universal Corp.	63,029	2,901,855
Unum Group	100,297	3,891,524
Security Description	Shares	Value
Verizon Communications, Inc.	57,186	$ 2,171,352
Western Union Co.	178,698	2,412,423
		48,468,058
TOTAL COMMON STOCKS (Cost $267,201,425)		215,187,994

SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c)(d)	242,824	242,873
State Street Navigator Securities Lending Portfolio II (e)(f)	19,491,595	19,491,595
TOTAL SHORT-TERM INVESTMENTS (Cost $19,734,434)		19,734,468
TOTAL INVESTMENTS — 108.4% (Cost $286,935,859)		234,922,462
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(18,185,011)
NET ASSETS — 100.0%		$ 216,737,451
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$215,187,994	$—	$—	$215,187,994
Short-Term Investments	19,734,468	—	—	19,734,468
TOTAL INVESTMENTS	$234,922,462	$—	$—	$234,922,462
See accompanying notes to financial statements.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Sector Breakdown as of September 30, 2022

% of Net Assets
Financials	24.9%
Utilities	21.8
Real Estate	15.6
Industrials	6.6
Consumer Staples	6.5
Communication Services	6.2
Energy	5.9
Materials	4.4
Consumer Discretionary	2.6
Information Technology	2.4
Health Care	2.4
Short-Term Investments	9.1
Liabilities in Excess of Other Assets	(8.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	509,327	$ 509,327	$ 22,037,890	$ 22,304,393	$15	$34	242,824	$ 242,873	$ 2,940
State Street Navigator Securities Lending Portfolio II	20,255,614	20,255,614	174,410,607	175,174,626	—	—	19,491,595	19,491,595	73,716
Total		$20,764,941	$196,448,497	$197,479,019	$15	$34		$19,734,468	$76,656
See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 8.7%
Atlas Arteria, Ltd. Stapled Security (a)	2,901,343	$ 11,621,556
Qube Holdings, Ltd. (a)	4,213,956	6,719,220
Transurban Group Stapled Security	3,066,610	24,330,491
		42,671,267
BELGIUM — 0.1%
Euronav NV (b)	47,474	745,521
BRAZIL — 0.8%
Centrais Eletricas Brasileiras SA ADR	275,000	2,208,250
Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	78,681	716,784
Cia Energetica de Minas Gerais ADR	337,172	681,087
Ultrapar Participacoes SA ADR	233,400	511,146
		4,117,267
CANADA — 10.3%
Atlas Corp.	205,800	2,860,620
Enbridge, Inc. (a)(c)	657,387	24,505,194
Enbridge, Inc. (c)	988	36,655
Gibson Energy, Inc.	49,611	793,242
Keyera Corp. (a)	71,890	1,487,975
Pembina Pipeline Corp. (a)	180,696	5,517,997
TC Energy Corp.	329,165	13,329,020
Westshore Terminals Investment Corp. (a)	88,769	1,713,296
		50,243,999
CHINA — 4.7%
Beijing Capital International Airport Co., Ltd. Class H (b)	3,950,000	2,138,562
China Gas Holdings, Ltd.	646,200	774,627
China Longyuan Power Group Corp., Ltd. Class H	721,000	904,706
China Merchants Port Holdings Co., Ltd.	3,161,882	3,975,563
China Power International Development, Ltd.	1,076,000	429,035
China Resources Gas Group, Ltd.	207,800	660,468
China Resources Power Holdings Co., Ltd.	410,000	637,205
COSCO SHIPPING Ports, Ltd.	3,993,111	2,517,981
Guangdong Investment, Ltd.	658,000	527,245
Hainan Meilan International Airport Co., Ltd. Class H (a)(b)	402,000	967,885
Jiangsu Expressway Co., Ltd. Class H	2,862,000	2,147,439
Kunlun Energy Co., Ltd.	860,000	621,180
Shenzhen Expressway Corp., Ltd. Class H	1,448,000	1,058,806
Security Description	Shares	Value
Shenzhen International Holdings, Ltd.	3,269,930	$ 2,499,341
Yuexiu Transport Infrastructure, Ltd.	2,204,000	895,650
Zhejiang Expressway Co., Ltd. Class H	3,216,000	2,191,824
		22,947,517
DENMARK — 0.0% (d)
Orsted A/S (e)	434	34,738
FRANCE — 4.8%
Aeroports de Paris (b)	66,024	7,696,967
Engie SA	4,072	47,239
Gaztransport Et Technigaz SA	7,131	791,500
Getlink SE	958,118	14,928,752
		23,464,458
GERMANY — 1.9%
E.ON SE	5,144	39,791
Fraport AG Frankfurt Airport Services Worldwide (b)	87,653	3,193,477
Hamburger Hafen und Logistik AG	54,773	598,827
RWE AG	147,584	5,463,702
		9,295,797
HONG KONG — 0.4%
Hutchison Port Holdings Trust Stapled Security	11,979,200	2,204,173
ITALY — 7.2%
Atlantia SpA	1,187,984	26,313,704
Enav SpA (e)	603,835	2,212,385
Enel SpA	1,686,404	6,978,408
		35,504,497
JAPAN — 1.9%
Japan Airport Terminal Co., Ltd. (b)	221,300	9,249,819
MEXICO — 4.9%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	80,609	4,041,735
Grupo Aeroportuario del Pacifico SAB de CV ADR	86,544	10,972,048
Grupo Aeroportuario del Sureste SAB de CV ADR	44,944	8,816,665
		23,830,448
NETHERLANDS — 0.0% (d)
Koninklijke Vopak NV	220	4,030
NEW ZEALAND — 2.4%
Auckland International Airport, Ltd. (b)	2,879,433	11,727,007
SINGAPORE — 0.9%
SATS, Ltd. (b)	1,563,000	3,278,716
SIA Engineering Co., Ltd. (b)	606,600	946,954
		4,225,670

See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
SPAIN — 6.2%
Aena SME SA (b)(e)	175,255	$ 18,353,502
Iberdrola SA	1,278,589	12,002,120
		30,355,622
SWITZERLAND — 1.4%
Flughafen Zurich AG (b)	45,234	6,751,206
UNITED KINGDOM — 1.8%
National Grid PLC	846,026	8,792,535
UNITED STATES — 40.9%
American Electric Power Co., Inc.	112,093	9,690,440
American Water Works Co., Inc.	39,698	5,167,092
Cheniere Energy, Inc.	81,252	13,480,519
Consolidated Edison, Inc.	77,351	6,633,622
Constellation Energy Corp.	70,600	5,873,214
Dominion Energy, Inc.	181,651	12,553,901
DT Midstream, Inc. (b)	31,456	1,632,252
DTE Energy Co.	41,800	4,809,090
Duke Energy Corp.	168,020	15,629,220
Edison International	82,400	4,662,192
Equitrans Midstream Corp.	137,393	1,027,700
Eversource Energy	75,636	5,896,583
Exelon Corp.	216,469	8,108,929
Kinder Morgan, Inc.	645,120	10,734,797
NextEra Energy, Inc.	317,835	24,921,442
ONEOK, Inc.	145,462	7,453,473
Public Service Enterprise Group, Inc.	108,912	6,124,122
Sempra Energy	68,604	10,286,484
Southern Co.	231,986	15,775,048
Targa Resources Corp.	73,778	4,451,764
WEC Energy Group, Inc.	68,871	6,159,133
Williams Cos., Inc.	396,531	11,352,682
Xcel Energy, Inc.	119,330	7,637,120
		200,060,819
TOTAL COMMON STOCKS (Cost $522,764,867)		486,226,390

RIGHTS — 0.0% (d)
AUSTRALIA — 0.0% (d)
Atlas Arteria, Ltd. (expiring 10/06/22) (b)(f) (Cost: $0)	1,156,825	—
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.1%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (g)(h)	1,401,393	$ 1,401,673
State Street Navigator Securities Lending Portfolio II (i)(j)	23,850,478	23,850,478
TOTAL SHORT-TERM INVESTMENTS (Cost $25,251,998)		25,252,151
TOTAL INVESTMENTS — 104.4% (Cost $548,016,865)		511,478,541
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(21,771,407)
NET ASSETS — 100.0%		$ 489,707,134
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.2% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$486,226,390	$—	$—	$486,226,390
Rights	—	—	0(a)	0
Short-Term Investments	25,252,151	—	—	25,252,151
TOTAL INVESTMENTS	$ 511,478,541	$—	$ 0	$ 511,478,541
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2022.
Sector Breakdown as of September 30, 2022

% of Net Assets
Industrials	40.2%
Utilities	39.1
Energy	20.0
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(4.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,231,181	$1,231,427	$ 28,459,912	$ 28,290,220	$400	$154	1,401,393	$ 1,401,673	$ 6,945
State Street Navigator Securities Lending Portfolio II	1,975,156	1,975,156	99,837,740	77,962,418	—	—	23,850,478	23,850,478	13,907,000
Total		$3,206,583	$128,297,652	$106,252,638	$400	$154		$25,252,151	$13,913,945
See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 5.4%
APA Group Stapled Security	801,452	$ 4,941,665
Charter Hall Long Wale REIT	1,164,588	2,972,624
Metcash, Ltd.	2,111,531	5,253,946
Sonic Healthcare, Ltd.	220,476	4,334,869
Steadfast Group, Ltd.	966,973	2,878,541
Woolworths Group, Ltd. (a)	195,078	4,258,192
		24,639,837
BELGIUM — 0.4%
Cofinimmo SA REIT	21,952	1,823,647
BRAZIL — 1.0%
Hypera SA	566,818	4,637,159
CANADA — 13.2%
Algonquin Power & Utilities Corp. (a)	505,709	5,553,764
Allied Properties Real Estate Investment Trust	108,193	2,154,332
Atco, Ltd. Class I	127,298	3,932,754
BCE, Inc. (a)	152,997	6,449,246
Canadian Apartment Properties REIT	103,439	3,169,304
Canadian Utilities, Ltd. Class A (a)	199,019	5,204,143
Emera, Inc. (a)	125,345	5,098,455
Fortis, Inc. (a)	100,162	3,825,553
Gibson Energy, Inc. (a)	269,548	4,309,865
NorthWest Healthcare Properties Real Estate Investment Trust	238,731	1,841,671
Rogers Communications, Inc. Class B (a)	91,617	3,547,863
Sun Life Financial, Inc.	123,434	4,934,485
TC Energy Corp. (a)	133,391	5,401,459
TELUS Corp.	270,726	5,404,472
		60,827,366
CHINA — 4.7%
CGN Power Co., Ltd. Class H (b)	13,627,000	2,951,108
China Construction Bank Corp. Class H	13,433,000	7,768,993
CITIC Securities Co., Ltd. Class H	1,762,500	2,995,166
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	2,169,100	2,995,330
Wilmar International, Ltd.	1,752,100	4,688,873
		21,399,470
FINLAND — 1.9%
Elisa Oyj	94,030	4,269,598
Orion Oyj Class B	99,640	4,205,138
		8,474,736
FRANCE — 3.5%
Bouygues SA	277,205	7,291,488
Security Description	Shares	Value
Gecina SA REIT	69,539	$ 5,480,565
Sanofi	45,414	3,488,001
		16,260,054
GERMANY — 8.1%
Allianz SE	43,970	6,969,567
E.ON SE	942,798	7,292,839
FUCHS PETROLUB SE Preference Shares	102,869	2,620,165
LEG Immobilien SE	81,465	4,896,968
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,816	6,986,823
TAG Immobilien AG	396,636	3,192,056
Vonovia SE	247,959	5,395,097
		37,353,515
HONG KONG — 5.5%
CLP Holdings, Ltd.	747,500	5,651,553
Hang Lung Properties, Ltd.	2,688,000	4,410,431
Henderson Land Development Co., Ltd.	1,853,000	5,193,187
HKT Trust & HKT, Ltd. Stapled Security	2,815,000	3,299,150
Sun Hung Kai Properties, Ltd.	603,000	6,671,493
		25,225,814
IRELAND — 0.9%
CRH PLC	124,874	4,045,545
ITALY — 5.5%
Enel SpA	1,925,941	7,969,622
Italgas SpA	890,421	4,166,108
Snam SpA	1,425,927	5,791,585
Terna - Rete Elettrica Nazionale	711,835	4,358,431
UnipolSai Assicurazioni SpA (a)	1,420,290	2,963,653
		25,249,399
JAPAN — 16.6%
Air Water, Inc.	226,400	2,671,534
Chiba Bank, Ltd. (a)	814,600	4,384,078
Concordia Financial Group, Ltd.	1,576,100	4,867,296
Daiwa House Industry Co., Ltd.	206,200	4,193,234
Daiwa House REIT Investment Corp.	1,761	3,662,033
DIC Corp.	193,300	3,214,433
Industrial & Infrastructure Fund Investment Corp. REIT	2,788	3,160,805
Japan Real Estate Investment Corp. REIT	890	3,670,800
Kajima Corp.	455,100	4,316,918
MS&AD Insurance Group Holdings, Inc.	182,100	4,825,974
Nippon Building Fund, Inc. REIT	821	3,607,420
Nippon Express Holdings, Inc.	80,600	4,098,352

See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Obayashi Corp.	609,200	$ 3,905,749
SBI Holdings, Inc.	383,900	6,885,242
Sekisui House REIT, Inc.	5,461	3,063,548
Sekisui House, Ltd.	288,600	4,787,237
Takeda Pharmaceutical Co., Ltd.	213,600	5,558,957
Tosoh Corp.	488,700	5,435,815
		76,309,425
MALAYSIA — 0.6%
MISC Bhd	1,852,400	2,700,501
NEW ZEALAND — 0.8%
Spark New Zealand, Ltd.	1,234,246	3,490,756
NORWAY — 2.4%
Orkla ASA	613,750	4,460,667
Telenor ASA	734,633	6,718,532
		11,179,199
RUSSIA — 0.0% (c)
Inter RAO UES PJSC (d)	71,668,770	—
SINGAPORE — 3.8%
Frasers Centrepoint Trust REIT	1,396,100	2,111,323
Mapletree Logistics Trust REIT	4,705,800	5,116,069
Singapore Technologies Engineering, Ltd.	2,100,700	5,241,136
Venture Corp., Ltd.	454,300	5,201,860
		17,670,388
SOUTH AFRICA — 1.2%
Vodacom Group, Ltd.	810,237	5,503,616
SPAIN — 4.0%
Enagas SA (a)	454,646	7,055,038
Iberdrola SA	565,263	5,306,126
Red Electrica Corp. SA	402,703	6,197,719
		18,558,883
SWEDEN — 1.2%
Castellum AB (a)	492,471	5,553,750
SWITZERLAND — 7.9%
Baloise Holding AG	38,241	4,922,667
Holcim AG (e)	165,137	6,875,605
Novartis AG	59,970	4,602,016
PSP Swiss Property AG	40,465	4,070,140
SGS SA	2,111	4,557,658
Swisscom AG	10,250	4,826,899
Zurich Insurance Group AG	16,585	6,655,905
		36,510,890
TAIWAN — 6.9%
Asia Cement Corp.	2,576,000	3,196,775
Chunghwa Telecom Co., Ltd.	950,000	3,411,131
Pegatron Corp.	3,252,000	5,992,063
Powertech Technology, Inc.	1,007,000	2,445,422
President Chain Store Corp.	351,000	3,123,169
Synnex Technology International Corp.	3,387,000	5,632,732
Wistron Corp.	4,186,000	3,500,529
Security Description	Shares	Value
Zhen Ding Technology Holding, Ltd.	1,345,000	$ 4,490,535
		31,792,356
THAILAND — 0.8%
Advanced Info Service PCL NVDR	724,000	3,742,842
UNITED KINGDOM — 2.9%
DCC PLC	72,189	3,778,609
National Grid PLC	486,477	5,055,833
Schroders PLC	1,017,041	4,419,809
		13,254,251
TOTAL COMMON STOCKS (Cost $556,663,199)		456,203,399

SHORT-TERM INVESTMENTS — 8.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f)(g)	164,032	164,064
State Street Navigator Securities Lending Portfolio II (h)(i)	38,049,552	38,049,552
TOTAL SHORT-TERM INVESTMENTS (Cost $38,213,616)		38,213,616
TOTAL INVESTMENTS — 107.5% (Cost $594,876,815)		494,417,015
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(34,346,859)
NET ASSETS — 100.0%		$ 460,070,156
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Non-income producing security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.

See accompanying notes to financial statements.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$456,203,399	$—	$ 0(a)	$456,203,399
Short-Term Investments	38,213,616	—	—	38,213,616
TOTAL INVESTMENTS	$494,417,015	$—	$ 0	$494,417,015
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2022.
Sector Breakdown as of September 30, 2022

% of Net Assets
Utilities	19.6%
Real Estate	18.6
Financials	15.8
Communication Services	11.0
Industrials	7.8
Health Care	6.5
Materials	6.1
Information Technology	5.9
Consumer Staples	4.7
Energy	2.1
Consumer Discretionary	1.1
Short-Term Investments	8.3
Liabilities in Excess of Other Assets	(7.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,933,382	$ 1,933,769	$ 40,543,143	$ 42,312,832	$(16)	$—	164,032	$ 164,064	$ 3,756
State Street Navigator Securities Lending Portfolio II	19,281,843	19,281,843	287,855,489	269,087,780	—	—	38,049,552	38,049,552	146,599
Total		$21,215,612	$328,398,632	$ 311,400,612	$(16)	$—		$38,213,616	$150,355
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2022

	SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	SPDR Bloomberg SASB Emerging Markets ESG Select ETF	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI Climate Paris Aligned ETF
ASSETS
Investments in unaffiliated issuers, at value	$12,307,063	$12,534,572	$ 1,277,179,642	$205,085,519
Investments in affiliated issuers, at value	3,621	—	11,982,297	6,993,156
Total Investments	12,310,684	12,534,572	1,289,161,939	212,078,675
Foreign currency, at value	39,796	186,285	1,065,863	289,164
Net cash at broker	—	36,089	—	—
Cash	—	12,523	—	3
Receivable for investments sold	—	—	—	—
Dividends receivable — unaffiliated issuers	37,509	17,058	853,701	268,558
Dividends receivable — affiliated issuers	72	—	2,234	740
Securities lending income receivable — unaffiliated issuers	—	—	626	1,417
Securities lending income receivable — affiliated issuers	—	—	4,405	2,229
Receivable from Adviser	—	50,350	—	—
Receivable for foreign taxes recoverable	28,324	1,288	5,686,948	59,623
Other Receivable	—	—	21,910	1,382
TOTAL ASSETS	12,416,385	12,838,165	1,296,797,626	212,701,791
LIABILITIES
Due to custodian	—	—	—	—
Payable upon return of securities loaned	—	—	11,059,238	6,666,602
Payable for investments purchased	—	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	26,168	—	—
Deferred foreign taxes payable	—	13,200	—	—
Taxes payable	—	—	5,728,570	—
Advisory fee payable	1,308	1,825	313,559	21,902
Trustees’ fees and expenses payable	—	2	1,377	—
Accrued expenses and other liabilities	635	643	84,349	6,383
TOTAL LIABILITIES	1,943	41,838	17,187,093	6,694,887
NET ASSETS	$12,414,442	$12,796,327	$ 1,279,610,533	$206,006,904
NET ASSETS CONSIST OF:
Paid-in Capital	$17,598,379	$19,706,733	$ 2,492,748,400	$249,073,809
Total distributable earnings (loss)	(5,183,937)	(6,910,406)	(1,213,137,867)	(43,066,905)
NET ASSETS	$12,414,442	$12,796,327	$ 1,279,610,533	$206,006,904
NET ASSET VALUE PER SHARE
Net asset value per share	$ 20.69	$ 21.33	$ 31.10	$ 24.24
Shares outstanding (unlimited amount authorized, $0.01 par value)	600,000	600,000	41,150,967	8,500,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$16,610,048	$ 17,411,384	$ 1,786,312,980	$239,428,283
Investments in affiliated issuers	3,620	—	11,982,169	7,002,371
Total cost of investments	$16,613,668	$ 17,411,384	$ 1,798,295,149	$246,430,654
Foreign currency, at cost	$ 40,187	$ 189,338	$ 1,073,219	$ 297,064
* Includes investments in securities on loan, at value	$ —	$ —	$ 10,823,482	$ 7,909,969
** Includes deferred foreign taxes	$ —	$ 13,200	$ —	$ —
See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF

$ 1,311,575,683	$200,821,035	$ 681,767,324	$ 85,552,470	$ 39,365,868	$59,393,251	$336,284,735
34,632,278	9,186,459	21,533,136	1,010,078	587,934	1,800,540	3,218,731
1,346,207,961	210,007,494	703,300,460	86,562,548	39,953,802	61,193,791	339,503,466
6,954,555	646,074	1,988,341	405,291	308,035	123,365	1,572,304
—	—	—	—	—	—	—
—	1	1	—	30	—	—
—	—	—	24	—	—	5,919
3,779,103	582,390	2,279,431	122,773	81,036	98,728	443,334
1,112	201	473	252	368	144	1,408
11,152	776	1,238	657	536	245	10,584
21,951	3,258	5,775	254	356	489	8,681
—	—	—	—	—	—	—
1,889,283	315,794	1,257,802	1,827	247	31,492	—
618	1,382	—	1,382	—	—	—
1,358,865,735	211,557,370	708,833,521	87,095,008	40,344,410	61,448,254	341,545,696

2,320,403	—	—	200,020	—	—	1,322,314
34,632,278	9,179,619	21,313,733	778,513	355,219	1,677,495	3,218,731
55,767	—	—	211,842	1,232	244,130	4,127
—	—	—	—	—	—	—
747,157	—	—	240,301	165,454	—	2,031,585
—	—	—	—	—	—	—
358,505	35,954	186,019	22,794	10,380	15,672	146,219
393	45	43	59	42	—	253
41,795	6,519	21,398	3,772	1,689	1,791	10,417
38,156,298	9,222,137	21,521,193	1,457,301	534,016	1,939,088	6,733,646
$1,320,709,437	$202,335,233	$ 687,312,328	$ 85,637,707	$ 39,810,394	$59,509,166	$334,812,050

$1,737,814,178	$261,605,575	$ 923,865,610	$ 112,236,397	$ 53,192,103	$61,019,743	$431,893,479
(417,104,741)	(59,270,342)	(236,553,282)	(26,598,690)	(13,381,709)	(1,510,577)	(97,081,429)
$1,320,709,437	$202,335,233	$ 687,312,328	$ 85,637,707	$ 39,810,394	$59,509,166	$334,812,050

$ 21.34	$ 58.65	$ 56.11	$ 53.52	$ 51.37	$ 85.01	$ 90.49
61,899,982	3,450,000	12,250,000	1,600,000	775,000	700,000	3,700,000

$1,586,346,688	$254,037,567	$ 873,107,135	$103,921,517	$ 43,439,143	$59,898,300	$363,143,002
34,632,278	9,186,458	21,533,136	1,010,068	587,914	1,802,949	3,218,731
$1,620,978,966	$263,224,025	$ 894,640,271	$104,931,585	$ 44,027,057	$61,701,249	$366,361,733
$ 7,211,117	$ 657,885	$ 2,002,083	$ 413,806	$ 342,685	$ 128,124	$ 1,596,526
$ 45,101,651	$ 11,684,468	$ 24,521,621	$ 2,071,073	$ 860,703	$ 1,980,576	$ 5,809,263
$ 747,157	$ —	$ —	$ 240,301	$ 165,454	$ —	$ 2,031,585

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
September 30, 2022

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF
ASSETS
Investments in unaffiliated issuers, at value	$ 179,622,815	$ 549,390,188	$ 215,187,994	$486,226,390
Investments in affiliated issuers, at value	—	15,730,566	19,734,468	25,252,151
Total Investments	179,622,815	565,120,754	234,922,462	511,478,541
Foreign currency, at value	212,948	6,867,312	480,290	1,319,177
Net cash at broker	124,294	615,568	—	—
Cash	—	—	—	245,119
Receivable for investments sold	—	410,944	4,728,087	30,134,673
Receivable for fund shares sold	—	13,567,536	—	—
Dividends receivable — unaffiliated issuers	675,359	1,067,868	1,150,726	1,086,184
Dividends receivable — affiliated issuers	2,213	13,243	838	1,989
Securities lending income receivable — unaffiliated issuers	8,164	124,571	13,943	788
Securities lending income receivable — affiliated issuers	12	30,221	—	5,638
Receivable for foreign taxes recoverable	1,450	18,956	220,804	47,855
TOTAL ASSETS	180,647,255	587,836,973	241,517,150	544,319,964
LIABILITIES
Due to custodian	9,373	4,889,646	—	—
Payable upon return of securities loaned	—	15,730,566	19,491,595	23,850,478
Payable for investments purchased	—	13,405,795	3,865,293	30,570,664
Payable for fund shares repurchased	—	—	1,338,755	—
Payable to broker – accumulated variation margin on open futures contracts	92,070	436,995	—	—
Deferred foreign taxes payable	—	872,020	—	—
Advisory fee payable	79,861	309,059	77,444	176,693
Trustees’ fees and expenses payable	113	123	49	—
Accrued expenses and other liabilities	5,617	15,485	6,563	14,995
TOTAL LIABILITIES	187,034	35,659,689	24,779,699	54,612,830
NET ASSETS	$ 180,460,221	$ 552,177,284	$ 216,737,451	$489,707,134
NET ASSETS CONSIST OF:
Paid-in Capital	$ 515,619,003	$ 728,365,490	$ 348,701,887	$579,696,982
Total distributable earnings (loss)	(335,158,782)	(176,188,206)	(131,964,436)	(89,989,848)
NET ASSETS	$ 180,460,221	$ 552,177,284	$ 216,737,451	$489,707,134
NET ASSET VALUE PER SHARE
Net asset value per share	$ 22.42	$ 45.63	$ 53.52	$ 48.01
Shares outstanding (unlimited amount authorized, $0.01 par value)	8,050,000	12,100,000	4,050,000	10,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 236,674,424	$ 624,049,176	$ 267,201,425	$522,764,867
Investments in affiliated issuers	—	15,730,566	19,734,434	25,251,998
Total cost of investments	$ 236,674,424	$ 639,779,742	$ 286,935,859	$548,016,865
Foreign currency, at cost	$ 215,076	$ 6,874,877	$ 497,392	$ 1,373,047
* Includes investments in securities on loan, at value	$ 2,207,039	$ 37,174,063	$ 22,842,024	$ 23,759,240
** Includes deferred foreign taxes	$ —	$ 872,020	$ —	$ —
See accompanying notes to financial statements.

SPDR S&P International Dividend ETF

$ 456,203,399
38,213,616
494,417,015
609,397
—
4,607
5,845,532
—
1,847,771
1,487
13,337
10,126
1,381,594
504,130,866

—
38,049,552
—
5,804,834
—
—
190,580
70
15,674
44,060,710
$ 460,070,156

$1,051,712,284
(591,642,128)
$ 460,070,156

$ 29.02
15,851,326

$ 556,663,199
38,213,616
$ 594,876,815
$ 617,149
$ 44,058,988
$ —

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2022

	SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	SPDR Bloomberg SASB Emerging Markets ESG Select ETF	SPDR EURO STOXX 50 ETF	SPDR MSCI ACWI Climate Paris Aligned ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 774,555	$ 632,195	$ 69,977,536	$ 3,650,280
Dividend income — affiliated issuers	249	163	7,491	4,871
Dividend income — non-cash transactions	—	—	—	—
Unaffiliated securities lending income	—	—	38,703	4,765
Affiliated securities lending income	—	—	67,144	13,837
EU Reclaims	—	—	11,663,854	—
Less: Taxes	—	—	(5,728,570)	—
Foreign taxes withheld	(85,182)	(72,204)	(8,040,538)	(233,976)
TOTAL INVESTMENT INCOME (LOSS)	689,622	560,154	67,985,620	3,439,777
EXPENSES
Advisory fee	20,951	28,689	5,710,633	252,864
Trustees’ fees and expenses	132	137	24,092	1,386
Professional fees and expenses	—	—	45,500	—
Miscellaneous expenses	648	656	40,096	9,947
TOTAL EXPENSES	21,731	29,482	5,820,321	264,197
NET INVESTMENT INCOME (LOSS)	$ 667,891	$ 530,672	$ 62,165,299	$ 3,175,580
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(954,106)	(2,086,876)	(58,576,310)	(5,702,345)
Investments — affiliated issuers	11	(24)	(33)	(2,186)
In-kind redemptions — unaffiliated issuers	(1,826,981)	(624,831)	122,716,976	10,319,985
Foreign currency transactions	(19,053)	(137,049)	(2,081,837)	(56,657)
Futures contracts	—	(11,545)	—	—
Net realized gain (loss)	(2,800,129)	(2,860,325)	62,058,796	4,558,797
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(4,302,985)	(4,890,012)	(712,291,140)	(60,943,006)
Investments — affiliated issuers	1	—	128	(12,091)
Foreign currency translations	(3,051)	(3,559)	(1,185,479)	(11,870)
Futures contracts	—	(26,183)	—	—
Net change in unrealized appreciation/depreciation	(4,306,035)	(4,919,754)	(713,476,491)	(60,966,967)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(7,106,164)	(7,780,079)	(651,417,695)	(56,408,170)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(6,438,273)	$(7,249,407)	$(589,252,396)	$(53,232,590)
* Includes foreign capital gain taxes	$ —	$ (11,341)	$ —	$ (24,855)
** Includes foreign deferred taxes	$ —	$ (13,200)	$ —	$ —
See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	SPDR MSCI EAFE StrategicFactors ETF	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	SPDR MSCI Emerging Markets StrategicFactors ETF	SPDR MSCI World StrategicFactors ETF	SPDR S&P Emerging Asia Pacific ETF

$ 56,989,412	$ 7,888,317	$ 28,207,116	$ 3,507,143	$ 2,762,450	$ 1,419,240	$ 13,026,972
7,661	2,598	5,593	506	1,046	709	3,620
2,871,748	—	1,786,001	—	—	—	—
152,115	14,034	44,839	9,945	9,673	1,306	134,322
305,824	32,718	80,797	4,307	4,220	3,730	155,319
—	—	—	—	—	—	—
—	—	—	—	—	—	—
(5,668,007)	(721,630)	(2,335,949)	(417,800)	(298,400)	(71,214)	(1,654,626)
54,658,753	7,216,037	27,788,397	3,104,101	2,478,989	1,353,771	11,665,607

5,120,747	499,118	2,521,446	383,808	208,710	174,220	2,370,271
17,849	2,515	8,318	1,510	781	549	5,690
—	—	—	—	—	—	—
42,782	6,661	21,871	2,567	1,732	1,820	10,710
5,181,378	508,294	2,551,635	387,885	211,223	176,589	2,386,671
$ 49,477,375	$ 6,707,743	$ 25,236,762	$ 2,716,216	$ 2,267,766	$ 1,177,182	$ 9,278,936

(18,257,052)	(3,019,998)	(26,070,578)	(2,458,087)	3,997,119	(264,110)	11,517,088
—	(215)	(201)	(59)	30	(54)	260
17,239,006	9,103,530	44,167,295	2,730,299	(478,719)	—	16,464,843
(1,462,112)	(151,661)	(683,866)	(76,587)	(84,098)	(26,466)	(344,986)
—	—	—	—	—	—	—
(2,480,158)	5,931,656	17,412,650	195,566	3,434,332	(290,630)	27,637,205

(494,918,151)	(88,072,845)	(262,063,612)	(39,191,107)	(19,837,088)	(11,420,184)	(164,150,298)
—	1	—	10	20	(5,191)	—
(428,512)	(47,763)	(142,707)	(2,458)	(30,360)	(6,118)	(895)
—	—	—	—	—	—	—
(495,346,663)	(88,120,607)	(262,206,319)	(39,193,555)	(19,867,428)	(11,431,493)	(164,151,193)
(497,826,821)	(82,188,951)	(244,793,669)	(38,997,989)	(16,433,096)	(11,722,123)	(136,513,988)
$(448,349,446)	$(75,481,208)	$(219,556,907)	$(36,281,773)	$(14,165,330)	$(10,544,941)	$(127,235,052)
$ (259)	$ —	$ —	$ (222,954)	$ (253,654)	$ —	$ (796,566)
$ (747,157)	$ —	$ —	$ (240,301)	$ (165,454)	$ —	$ (2,031,585)

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended September 30, 2022

	SPDR S&P Emerging Markets Dividend ETF	SPDR S&P Emerging Markets Small Cap ETF	SPDR S&P Global Dividend ETF	SPDR S&P Global Infrastructure ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 13,021,337	$ 22,352,734	$ 14,671,027	$ 2,041,075
Dividend income — affiliated issuers	7,948	10,363	2,940	13,900,038
Unaffiliated securities lending income	203,468	1,298,460	35,477	5,903
Affiliated securities lending income	12,861	338,449	73,716	13,907
Foreign taxes withheld	(1,559,296)	(2,966,112)	(1,131,570)	(1,096,010)
TOTAL INVESTMENT INCOME (LOSS)	11,686,318	21,033,894	13,651,590	14,864,913
EXPENSES
Advisory fee	1,291,232	4,075,015	1,115,052	1,981,885
Trustees’ fees and expenses	2,929	6,497	2,970	4,633
Miscellaneous expenses	5,773	15,844	6,724	15,249
TOTAL EXPENSES	1,299,934	4,097,356	1,124,746	2,001,767
NET INVESTMENT INCOME (LOSS)	$ 10,386,384	$ 16,936,538	$ 12,526,844	$ 12,863,146
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,402,814)	(7,810,699)	(7,083,320)	(9,063,869)
Investments — affiliated issuers	(300)	(107)	15	400
In-kind redemptions — unaffiliated issuers	2,936,369	1,213,513	12,764,102	10,308,583
Foreign currency transactions	(644,308)	(702,630)	(201,499)	(49,430)
Futures contracts	(568,248)	(782,438)	—	—
Net realized gain (loss)	(2,679,301)	(8,082,361)	5,479,298	1,195,684
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(61,474,256)	(144,106,340)	(54,442,513)	(52,262,419)
Investments — affiliated issuers	—	—	34	154
Foreign currency translations	(11,706)	(53,664)	(41,334)	(78,297)
Futures contracts	(47,522)	(277,415)	—	—
Net change in unrealized appreciation/depreciation	(61,533,484)	(144,437,419)	(54,483,813)	(52,340,562)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(64,212,785)	(152,519,780)	(49,004,515)	(51,144,878)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(53,826,401)	$(135,583,242)	$(36,477,671)	$(38,281,732)
* Includes foreign capital gain taxes	$ 83,691	$ (864,534)	$ —	$ —
** Includes foreign deferred taxes	$ —	$ (872,020)	$ —	$ —
See accompanying notes to financial statements.

SPDR S&P International Dividend ETF

$ 30,270,001
3,756
111,302
146,599
(3,273,701)
27,257,957

2,719,173
6,288
16,018
2,741,479
$ 24,516,478

(22,076,702)
(16)
1,744,027
(601,693)
—
(20,934,384)

(123,921,688)
—
(219,607)
—
(124,141,295)
(145,075,679)
$(120,559,201)
$ —
$ —

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	SPDR Bloomberg SASB Emerging Markets ESG Select ETF
	For the Period 1/11/22- 9/30/22	For the Period 1/11/22- 9/30/22
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 667,891	$ 530,672
Net realized gain (loss)	(2,800,129)	(2,860,325)
Net change in unrealized appreciation/depreciation	(4,306,035)	(4,919,754)
Net increase (decrease) in net assets resulting from operations	(6,438,273)	(7,249,407)
Net equalization credits and charges	(34,037)	(111,596)
Distributions to shareholders	(618,473)	(341,161)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	28,644,239	30,000,000
Cost of shares redeemed	(9,173,053)	(9,678,730)
Net income equalization	34,037	111,596
Other Capital	2	15,275
Net increase (decrease) in net assets from beneficial interest transactions	19,505,225	20,448,141
Contribution from Adviser (Note 4)	—	50,350
Net increase (decrease) in net assets during the period	12,414,442	12,796,327
Net assets at beginning of period	—	—
NET ASSETS AT END OF PERIOD	$12,414,442	$12,796,327
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,000,000	1,000,000
Shares redeemed	(400,000)	(400,000)
Net increase (decrease) from share transactions	600,000	600,000
See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF		SPDR MSCI ACWI Climate Paris Aligned ETF		SPDR MSCI ACWI ex-US ETF
Year Ended 9/30/22	Year Ended 9/30/21	Year Ended(a) 9/30/22	Year Ended(a) 9/30/21	Year Ended 9/30/22	Year Ended 9/30/21

$ 62,165,299	$ 54,089,580	$ 3,175,580	$ 1,710,570	$ 49,477,375	$ 39,880,300
62,058,796	52,624,374	4,558,797	(55,426)	(2,480,158)	4,050,883
(713,476,491)	327,221,075	(60,966,967)	19,102,101	(495,346,663)	258,027,558
(589,252,396)	433,935,029	(53,232,590)	20,757,245	(448,349,446)	301,958,741
(3,663,100)	5,984,211	815,674	62,485	—	—
(73,669,991)	(49,313,836)	(3,322,265)	(1,561,917)	(55,147,029)	(34,435,888)

196,410,776	846,856,477	182,239,356	23,585,589	149,692,691	269,511,935
(876,206,574)	(356,421,711)	(32,720,585)	—	(88,955,523)	(44,111,072)
3,663,100	(5,984,211)	(815,674)	(62,485)	—	—
2,359	—	19,296	3,280	87,479	68,183
(676,130,339)	484,450,555	148,722,393	23,526,384	60,824,647	225,469,046
—	—	—	—	—	—
(1,342,715,826)	875,055,959	92,983,212	42,784,197	(442,671,828)	492,991,899
2,622,326,359	1,747,270,400	113,023,692	70,239,495	1,763,381,265	1,270,389,366
$ 1,279,610,533	$2,622,326,359	$206,006,904	$113,023,692	$1,320,709,437	$1,763,381,265

5,450,000	17,800,000	6,000,000	800,000	5,200,000	9,200,000
(22,000,000)	(8,100,000)	(1,100,000)	—	(3,800,000)	(1,600,000)
(16,550,000)	9,700,000	4,900,000	800,000	1,400,000	7,600,000
(a)	On April 22, 2022 the SPDR MSCI ACWI Climate Paris Aligned ETF underwent a 4-for-1 stock split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 12.

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF		SPDR MSCI EAFE StrategicFactors ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/22	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,707,743	$ 5,163,044	$ 25,236,762	$ 16,494,753
Net realized gain (loss)	5,931,656	(1,105,498)	17,412,650	10,800,159
Net change in unrealized appreciation/depreciation	(88,120,607)	30,654,297	(262,206,319)	81,850,727
Net increase (decrease) in net assets resulting from operations	(75,481,208)	34,711,843	(219,556,907)	109,145,639
Net equalization credits and charges	279,056	372,446	—	—
Distributions to shareholders	(7,750,066)	(4,204,041)	(26,318,489)	(12,721,219)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	73,423,541	87,507,991	342,034,492	381,766,680
Cost of shares redeemed	(28,100,171)	—	(219,520,437)	(53,404,749)
Net income equalization	(279,056)	(372,446)	—	—
Other Capital	2,614	3,920	12,062	22,874
Net increase (decrease) in net assets from beneficial interest transactions	45,046,928	87,139,465	122,526,117	328,384,805
Net increase (decrease) in net assets during the period	(37,905,290)	118,019,713	(123,349,279)	424,809,225
Net assets at beginning of period	240,240,523	122,220,810	810,661,607	385,852,382
NET ASSETS AT END OF PERIOD	$202,335,233	$240,240,523	$ 687,312,328	$810,661,607
SHARES OF BENEFICIAL INTEREST:
Shares sold	950,000	1,100,000	4,800,000	5,200,000
Shares redeemed	(400,000)	—	(3,300,000)	(700,000)
Net increase (decrease) from share transactions	550,000	1,100,000	1,500,000	4,500,000
See accompanying notes to financial statements.

SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF		SPDR MSCI Emerging Markets StrategicFactors ETF		SPDR MSCI World StrategicFactors ETF
Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/22	Year Ended 9/30/21

$ 2,716,216	$ 2,619,298	$ 2,267,766	$ 2,387,438	$ 1,177,182	$ 917,284
195,566	(2,199,531)	3,434,332	18,467,369	(290,630)	(355,974)
(39,193,555)	12,381,945	(19,867,428)	9,352,187	(11,431,493)	10,301,943
(36,281,773)	12,801,712	(14,165,330)	30,206,994	(10,544,941)	10,863,253
(393,746)	132,261	—	—	—	—
(2,383,221)	(1,966,546)	(2,126,097)	(3,192,661)	(1,118,528)	(852,653)

3,198,951	66,431,455	1,402,308	8,176,408	19,420,491	—
(51,308,507)	—	(26,953,364)	(101,900,639)	—	—
393,746	(132,261)	—	—	—	—
93,759	56,660	43,114	154,288	427	—
(47,622,051)	66,355,854	(25,507,942)	(93,569,943)	19,420,918	—
(86,680,791)	77,323,281	(41,799,369)	(66,555,610)	7,757,449	10,010,600
172,318,498	94,995,217	81,609,763	148,165,373	51,751,717	41,741,117
$ 85,637,707	$172,318,498	$ 39,810,394	$ 81,609,763	$ 59,509,166	$51,751,717

50,000	850,000	25,000	125,000	200,000	—
(750,000)	—	(450,000)	(1,550,000)	—	—
(700,000)	850,000	(425,000)	(1,425,000)	200,000	—

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Emerging Markets Dividend ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/22	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 9,278,936	$ 9,157,742	$ 10,386,384	$ 10,795,766
Net realized gain (loss)	27,637,205	40,044,020	(2,679,301)	21,692,606
Net change in unrealized appreciation/depreciation	(164,151,193)	31,256,196	(61,533,484)	35,006,448
Net increase (decrease) in net assets resulting from operations	(127,235,052)	80,457,958	(53,826,401)	67,494,820
Net equalization credits and charges	—	—	(310,846)	(77,925)
Distributions to shareholders	(15,021,993)	(8,793,546)	(11,300,604)	(10,377,371)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	141,771,150	5,473,970	16,116,178
Cost of shares redeemed	(122,500,655)	(154,728,400)	(55,163,172)	(33,137,851)
Net income equalization	—	—	310,846	77,925
Other Capital	122,592	300,832	75,342	48,337
Net increase (decrease) in net assets from beneficial interest transactions	(122,378,063)	(12,656,418)	(49,303,014)	(16,895,411)
Net increase (decrease) in net assets during the period	(264,635,108)	59,007,994	(114,740,865)	40,144,113
Net assets at beginning of period	599,447,158	540,439,164	295,201,086	255,056,973
NET ASSETS AT END OF PERIOD	$ 334,812,050	$ 599,447,158	$ 180,460,221	$295,201,086
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	1,100,000	200,000	550,000
Shares redeemed	(1,100,000)	(1,200,000)	(2,050,000)	(1,150,000)
Net increase (decrease) from share transactions	(1,100,000)	(100,000)	(1,850,000)	(600,000)
See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF		SPDR S&P Global Dividend ETF		SPDR S&P Global Infrastructure ETF
Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/22	Year Ended 9/30/21

$ 16,936,538	$ 12,034,039	$ 12,526,844	$ 11,042,411	$ 12,863,146	$ 11,426,111
(8,082,361)	20,019,677	5,479,298	(12,871,041)	1,195,684	11,864,288
(144,437,419)	146,290,470	(54,483,813)	48,485,639	(52,340,562)	52,281,419
(135,583,242)	178,344,186	(36,477,671)	46,657,009	(38,281,732)	75,571,818
—	—	—	—	—	—
(20,565,254)	(14,016,542)	(13,101,784)	(12,296,553)	(13,769,273)	(9,381,722)

78,950,990	79,234,646	59,800,362	192,505,421	142,208,958	123,527,103
(21,893,470)	(98,249,840)	(116,496,101)	(116,376,672)	(39,272,581)	(91,954,021)
—	—	—	—	—	—
105,637	83,538	14,925	46,967	8,857	4,699
57,163,157	(18,931,656)	(56,680,814)	76,175,716	102,945,234	31,577,781
(98,985,339)	145,395,988	(106,260,269)	110,536,172	50,894,229	97,767,877
651,162,623	505,766,635	322,997,720	212,461,548	438,812,905	341,045,028
$ 552,177,284	$651,162,623	$ 216,737,451	$ 322,997,720	$489,707,134	$438,812,905

1,500,000	1,300,000	925,000	2,925,000	2,600,000	2,400,000
(400,000)	(1,700,000)	(1,775,000)	(2,025,000)	(700,000)	(1,800,000)
1,100,000	(400,000)	(850,000)	900,000	1,900,000	600,000

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P International Dividend ETF
	Year Ended 9/30/22	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 24,516,478	$ 22,181,628
Net realized gain (loss)	(20,934,384)	33,140,546
Net change in unrealized appreciation/depreciation	(124,141,295)	40,074,721
Net increase (decrease) in net assets resulting from operations	(120,559,201)	95,396,895
Distributions to shareholders	(27,767,256)	(22,689,552)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	48,348,387	22,608,908
Cost of shares redeemed	(72,705,380)	(33,785,277)
Other Capital	23,905	16,181
Net increase (decrease) in net assets from beneficial interest transactions	(24,333,088)	(11,160,188)
Net increase (decrease) in net assets during the period	(172,659,545)	61,547,155
Net assets at beginning of period	632,729,701	571,182,546
NET ASSETS AT END OF PERIOD	$ 460,070,156	$632,729,701
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,350,000	600,000
Shares redeemed	(2,100,000)	(950,000)
Net increase (decrease) from share transactions	(750,000)	(350,000)
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
For the Period 01/11/22*- 9/30/22
Net asset value, beginning of period	$ 28.64
Income (loss) from investment operations:
Net investment income (loss) (a)	0.71
Net realized and unrealized gain (loss) (b)	(7.95)
Total from investment operations	(7.24)
Net equalization credits and charges	(0.04)
Other capital	0.00(c)
Distributions to shareholders from:
Net investment income	(0.67)
Net asset value, end of period	$ 20.69
Total return (d)	(25.71)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,414
Ratios to average net assets:
Total expenses	0.12%(e)
Net investment income (loss)	3.83%(e)
Portfolio turnover rate (f)	27%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

SPDR Bloomberg SASB Emerging Markets ESG Select ETF
For the Period 01/11/22*- 9/30/22
Net asset value, beginning of period	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.56
Net realized and unrealized gain (loss) (b)	(8.73)
Total from investment operations	(8.17)
Net equalization credits and charges	(0.12)
Contribution from Adviser	0.05
Other capital	0.02
Distributions to shareholders from:
Net investment income	(0.45)
Net asset value, end of period	$ 21.33
Total return (c)	(27.53)%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,796
Ratios to average net assets:
Total expenses	0.16%(e)
Net investment income (loss)	2.96%(e)
Portfolio turnover rate (f)	54%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	If the Adviser had not made a contribution during the year ended ended September 30, 2022, the total return would have been (27.71)%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR EURO STOXX 50 ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 45.45	$ 36.40	$ 37.79	$ 38.35	$ 41.30
Income (loss) from investment operations:
Net investment income (loss) (b)	1.30	1.06	0.81	1.02	1.17
Net realized and unrealized gain (loss) (c)	(13.98)	8.77	(1.46)	(0.49)	(2.89)
Total from investment operations	(12.68)	9.83	(0.65)	0.53	(1.72)
Net equalization credits and charges (b)	(0.08)	0.12	(0.00)(d)	(0.01)	(0.08)
Other capital	0.00(d)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.59)	(0.90)	(0.74)	(1.08)	(1.15)
Net asset value, end of period	$ 31.10	$ 45.45	$ 36.40	$ 37.79	$ 38.35
Total return (e)	(28.73)%	27.32%	(1.65)%	1.43%	(4.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,279,611	$2,622,326	$1,747,270	$2,050,307	$3,108,379
Ratios to average net assets:
Total expenses	0.30%	0.29%	0.29%	0.29%	0.29%
Net investment income (loss)	3.16%	2.39%	2.21%	2.80%	2.89%
Portfolio turnover rate (f)	8%	11%	9%	6%	7%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI Climate Paris Aligned ETF
	Year Ended 9/30/22(a)	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(b)	Year Ended 9/30/18(b)
Net asset value, beginning of period	$ 31.40	$ 25.09	$ 23.01	$ 23.05	$ 21.51
Income (loss) from investment operations:
Net investment income (loss) (c)	0.55	0.53	0.46	0.52	0.49
Net realized and unrealized gain (loss) (d)	(6.37)	6.25	2.13	(0.06)	1.51
Total from investment operations	(5.82)	6.78	2.58	0.46	2.00
Net equalization credits and charges (c)	0.14	0.02	(0.03)	0.01	0.00
Other capital	0.00(e)	0.00(e)	0.00	0.00(e)	—
Distributions to shareholders from:
Net investment income	(1.48)	(0.49)	(0.48)	(0.51)	(0.46)
Net asset value, end of period	$ 24.24	$ 31.40	$ 25.09	$ 23.01	$ 23.05
Total return (f)	(21.38)%	27.23%	11.18%	2.25%	9.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$206,007	$113,024	$70,239	$82,838	$165,962
Ratios to average net assets:
Total expenses	0.16%	0.24%	0.30%	0.30%	0.30%
Net expenses	0.16%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.89%	1.75%	1.95%	2.39%	2.17%
Portfolio turnover rate (g)	32%	10%	10%	15%	17%
(a)	Effective on April 22, 2022, the SPDR MSCI ACWI Climate Paris Aligned ETF underwent a 4-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split. (Note 12)
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI ACWI ex-US ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20(a)	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)
Net asset value, beginning of period	$ 29.15	$ 24.01	$ 24.08	$ 24.97	$ 25.11
Income (loss) from investment operations:
Net investment income (loss) (c)	0.77	0.71	0.54	0.76	0.67
Net realized and unrealized gain (loss) (d)	(7.71)	5.05	0.06	(0.95)	(0.21)
Total from investment operations	(6.94)	5.76	0.60	(0.19)	0.46
Other capital	0.00(e)	0.00(e)	0.00(e)	0.00(e)	0.00(e)
Distributions to shareholders from:
Net investment income	(0.87)	(0.62)	(0.67)	(0.70)	(0.60)
Net asset value, end of period	$ 21.34	$ 29.15	$ 24.01	$ 24.08	$ 24.97
Total return (f)	(24.46)%	23.98%	2.44%	(0.61)%	1.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,320,709	$1,763,381	$1,270,389	$1,683,113	$1,550,892
Ratios to average net assets:
Total expenses	0.30%	0.32%	0.34%	0.34%	0.34%
Net expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.90%	2.48%	2.26%	3.20%	2.61%
Portfolio turnover rate (g)	2%	5%	4%	3%	3%
(a)	On September 20, 2019, the SPDR MSCI ACWI ex-US ETF underwent a 3-for-2 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 82.84	$ 67.90	$ 67.34	$ 69.94	$ 70.74
Income (loss) from investment operations:
Net investment income (loss) (b)	2.00	2.15	1.52	1.95	2.10
Net realized and unrealized gain (loss) (c)	(23.94)	14.40	0.28	(2.68)	(1.07)
Total from investment operations	(21.94)	16.55	1.80	(0.73)	1.03
Net equalization credits and charges (b)	0.08	0.16	0.13	0.06	0.04
Other capital	0.00(d)	0.00(d)	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(2.33)	(1.77)	(1.37)	(1.93)	(1.62)
Net realized gains	—	—	—	—	(0.25)
Total distributions	(2.33)	(1.77)	(1.37)	(1.93)	(1.87)
Net asset value, end of period	$ 58.65	$ 82.84	$ 67.90	$ 67.34	$ 69.94
Total return (e)	(27.02)%	24.65%	2.83%	(0.79)%	1.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$202,335	$240,241	$122,221	$84,177	$76,937
Ratios to average net assets:
Total expenses	0.20%	0.24%	0.30%	0.30%	0.30%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	2.69%	2.66%	2.30%	2.97%	2.93%
Portfolio turnover rate (f)	8%	6%	7%	6%	5%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI EAFE StrategicFactors ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 75.41	$ 61.74	$ 62.85	$ 64.08	$ 63.16
Income (loss) from investment operations:
Net investment income (loss) (b)	2.09	1.94	1.43	1.84	1.85
Net realized and unrealized gain (loss) (c)	(19.22)	13.19	(0.94)	(1.08)	0.64
Total from investment operations	(17.13)	15.13	0.49	0.76	2.49
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(2.17)	(1.46)	(1.60)	(1.99)	(1.57)
Net asset value, end of period	$ 56.11	$ 75.41	$ 61.74	$ 62.85	$ 64.08
Total return (e)	(23.29)%	24.57%	0.69%	1.39%	3.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$687,312	$810,662	$385,852	$320,538	$265,941
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	3.00%	2.65%	2.32%	3.02%	2.87%
Portfolio turnover rate (f)	14%	13%	14%	12%	6%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 74.92	$ 65.51	$ 59.77	$ 62.72	$ 65.27
Income (loss) from investment operations:
Net investment income (loss) (b)	1.45	1.32	1.15	2.15(c)	1.42
Net realized and unrealized gain (loss) (d)	(21.42)	9.09	5.98	(4.16)	(3.17)
Total from investment operations	(19.97)	10.41	7.13	(2.01)	(1.75)
Net equalization credits and charges (b)	(0.21)	0.07	0.32	0.27	0.25
Other capital	0.05	0.03	0.03	0.05	0.01
Distributions to shareholders from:
Net investment income	(1.27)	(1.10)	(1.74)	(1.26)	(0.62)
Net realized gains	—	—	—	—	(0.44)
Total distributions	(1.27)	(1.10)	(1.74)	(1.26)	(1.06)
Net asset value, end of period	$ 53.52	$ 74.92	$ 65.51	$ 59.77	$ 62.72
Total return (e)	(27.26)%	16.00%	12.59%	(2.62)%(c)	(2.41)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$85,638	$172,318	$94,995	$71,720	$31,358
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.12%	1.69%	1.88%	3.54%(c)	2.10%
Portfolio turnover rate (f)	8%	11%	17%	7%	8%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.68 per share and 1.13% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been (3.73%).
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI Emerging Markets StrategicFactors ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 68.01	$ 56.44	$ 57.51	$ 59.60	$ 60.69
Income (loss) from investment operations:
Net investment income (loss) (b)	2.05	1.39	1.39	1.63	1.53
Net realized and unrealized gain (loss) (c)	(16.91)	11.58	(0.70)	(2.02)	(1.35)
Total from investment operations	(14.86)	12.97	0.69	(0.39)	0.18
Other capital	0.04	0.09	0.05	0.01	0.04
Distributions to shareholders from:
Net investment income	(1.82)	(1.49)	(1.81)	(1.71)	(1.31)
Net asset value, end of period	$ 51.37	$ 68.01	$ 56.44	$ 57.51	$ 59.60
Total return (d)	(22.33)%	23.25%	1.18%	(0.52)%	0.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$39,810	$81,610	$148,165	$268,867	$266,725
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	3.26%	2.10%	2.50%	2.84%	2.44%
Portfolio turnover rate (e)	23%	26%	23%	23%	30%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI World StrategicFactors ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$103.50	$ 83.48	$ 80.58	$ 78.67	$ 72.02
Income (loss) from investment operations:
Net investment income (loss) (b)	2.04	1.83	1.67	1.61	1.61
Net realized and unrealized gain (loss) (c)	(18.49)	19.90	3.07	2.10	6.89
Total from investment operations	(16.45)	21.73	4.74	3.71	8.50
Other capital	0.00(d)	—	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(2.04)	(1.71)	(1.84)	(1.80)	(1.48)
Net realized gains	—	—	—	—	(0.37)
Total distributions	(2.04)	(1.71)	(1.84)	(1.80)	(1.85)
Net asset value, end of period	$ 85.01	$103.50	$ 83.48	$ 80.58	$ 78.67
Total return (e)	(16.24)%	26.15%	5.87%	4.99%	11.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$59,509	$51,752	$41,741	$24,175	$31,468
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	2.03%	1.88%	2.05%	2.13%	2.13%
Portfolio turnover rate (f)	13%	25%	18%	14%	18%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Asia Pacific ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 124.88	$ 110.29	$ 93.67	$ 97.31	$ 98.49
Income (loss) from investment operations:
Net investment income (loss) (b)	2.17	1.69	1.66	1.89	1.93
Net realized and unrealized gain (loss) (c)	(33.17)	14.53	16.72	(3.50)	(1.22)
Total from investment operations	(31.00)	16.22	18.38	(1.61)	0.71
Other capital	0.03	0.06	0.03	0.02	0.01
Distributions to shareholders from:
Net investment income	(3.42)	(1.69)	(1.79)	(2.05)	(1.90)
Net asset value, end of period	$ 90.49	$ 124.88	$ 110.29	$ 93.67	$ 97.31
Total return (d)	(25.42)%	14.73%	19.82%	(1.56)%	0.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$334,812	$599,447	$540,439	$440,267	$437,903
Ratios to average net assets:
Total expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	1.92%	1.31%	1.67%	2.01%	1.86%
Portfolio turnover rate (e)	2%	17%	8%	14%	5%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Dividend ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 29.82	$ 24.29	$ 29.99	$ 30.87	$ 30.31
Income (loss) from investment operations:
Net investment income (loss) (b)	1.12	1.05	0.96	1.25	1.05
Net realized and unrealized gain (loss) (c)	(7.18)	5.51	(5.68)	(0.87)	0.57
Total from investment operations	(6.06)	6.56	(4.72)	0.38	1.62
Net equalization credits and charges (b)	(0.03)	(0.01)	(0.01)	(0.03)	(0.01)
Contribution from Affiliate	—	—	—	0.01	—
Other capital	0.01	0.00(d)	0.01	0.01	0.00(d)
Distributions to shareholders from:
Net investment income	(1.32)	(1.02)	(0.98)	(1.25)	(1.05)
Net asset value, end of period	$ 22.42	$ 29.82	$ 24.29	$ 29.99	$ 30.87
Total return (e)	(20.86)%	26.96%	(15.71)%	1.09%(f)	5.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$180,460	$295,201	$255,057	$410,811	$402,845
Ratios to average net assets:
Total expenses	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)	3.94%	3.63%	3.47%	4.00%	3.21%
Portfolio turnover rate (g)	71%	75%	78%	73%	55%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Affiliate had not made a voluntary contribution during the year ended September 30, 2019, the total return would have been 1.06%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 59.20	$ 44.37	$ 43.50	$ 44.89	$ 49.42
Income (loss) from investment operations:
Net investment income (loss) (b)	1.47	1.09	0.94	1.12	1.19
Net realized and unrealized gain (loss) (c)	(13.23)	14.99	1.11	(1.21)	(4.25)
Total from investment operations	(11.76)	16.08	2.05	(0.09)	(3.06)
Other capital	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.82)	(1.26)	(1.19)	(1.31)	(1.48)
Total distributions	(1.82)	(1.26)	—	(0.00)	—
Net asset value, end of period	$ 45.63	$ 59.20	$ 44.37	$ 43.50	$ 44.89
Total return (d)	(20.33)%	36.48%	4.75%	(0.07)%	(6.49)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$552,177	$651,163	$505,767	$522,052	$471,349
Ratios to average net assets:
Total expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	2.70%	1.97%	2.22%	2.58%	2.37%
Portfolio turnover rate (e)	23%	42%	30%	23%	24%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Dividend ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 65.92	$ 53.12	$ 67.49	$ 68.01	$ 67.64
Income (loss) from investment operations:
Net investment income (loss) (b)	2.92	2.90	2.72	2.85	2.84
Net realized and unrealized gain (loss) (c)	(12.21)	13.07	(14.24)	(0.34)	(0.04)
Total from investment operations	(9.29)	15.97	(11.52)	2.51	2.80
Net equalization credits and charges (b)	—	—	—	0.04	0.06
Other capital	0.00(d)	0.01	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(3.11)	(3.18)	(2.85)	(3.07)	(2.49)
Net asset value, end of period	$ 53.52	$ 65.92	$ 53.12	$ 67.49	$ 68.01
Total return (e)	(14.69)%	30.37%	(17.21)%	3.98%	4.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$216,737	$322,998	$212,462	$276,689	$207,417
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.49%	4.46%	4.54%	4.31%	4.12%
Portfolio turnover rate (f)	49%	49%	82%	53%	39%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Infrastructure ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 52.87	$ 44.29	$ 53.31	$ 48.50	$ 51.82
Income (loss) from investment operations:
Net investment income (loss) (b)	1.42	1.46	1.48	1.86	1.81
Net realized and unrealized gain (loss) (c)	(4.73)	8.36	(8.96)	4.63	(3.55)
Total from investment operations	(3.31)	9.82	(7.48)	6.49	(1.74)
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(1.55)	(1.24)	(1.54)	(1.68)	(1.58)
Net asset value, end of period	$ 48.01	$ 52.87	$ 44.29	$ 53.31	$ 48.50
Total return (e)	(6.63)%	22.28%	(14.46)%	13.76%	(3.43)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$489,707	$438,813	$341,045	$399,823	$252,209
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.60%	2.84%	3.07%	3.69%	3.61%
Portfolio turnover rate (f)	14%	14%	15%	14%	21%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Dividend ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 38.11	$ 33.70	$ 38.98	$ 38.05	$ 40.25
Income (loss) from investment operations:
Net investment income (loss) (b)	1.50	1.34	1.31	1.47	1.50
Net realized and unrealized gain (loss) (c)	(8.88)	4.44	(4.88)	1.16	(1.95)
Total from investment operations	(7.38)	5.78	(3.57)	2.63	(0.45)
Net equalization credits and charges (b)	—	—	—	(0.01)	(0.12)
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	(0.00)(d)
Distributions to shareholders from:
Net investment income	(1.71)	(1.37)	(1.71)	(1.69)	(1.63)
Net asset value, end of period	$ 29.02	$ 38.11	$ 33.70	$ 38.98	$ 38.05
Total return (e)	(19.98)%	17.20%	(9.24)%	7.12%	(1.49)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$460,070	$632,730	$571,183	$781,556	$861,910
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	4.06%	3.52%	3.64%	3.89%	3.74%
Portfolio turnover rate (f)	71%	54%	65%	66%	47%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2022, the Trust consists of twenty-six (26) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF and SPDR S&P Emerging Asia Pacific ETF which are each a non-diversified investment company.
The SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF and the SPDR Bloomberg SASB Emerging Markets ESG Select ETF were each formed on January 10, 2022 and commenced operations on January 11, 2022.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•   Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

of investments or reclassified to capital gains.
Certain Funds invest in U.S. real estate investment trusts (“US REITs”). US REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU"), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as "EU Reclaims" in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of a Fund’s shareholders.
During the year ended September 30, 2022, the SPDR EURO STOXX 50 ETF received EU reclaims in the amount of $11,663,854, less estimated taxes and professional fees of $5,728,570 and $45,500, respectively, as a result as shown on the Statement of Operations.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

The following Funds utilized equalization during the year ended September 30, 2022:
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR S&P Emerging Markets Dividend ETF
Distributions
The following Funds declare and distribute from net investment income, if any, to its shareholders quarterly:
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
SPDR EURO STOXX 50 ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Global Dividend ETF
SPDR S&P International Dividend ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Global Infrastructure ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities.Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended September 30, 2022, the SPDR Bloomberg SASB Emerging Markets ESG Select ETF, the SPDR S&P Emerging Markets Dividend ETF and the SPDR S&P Emerging Markets Small Cap ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
Futures Contracts	$—	$—	$—	$ 26,168	$—	$ 26,168
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	92,070	—	92,070
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	436,995	—	436,995
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
Futures Contracts	$—	$—	$—	$ (11,545)	$—	$ (11,545)
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	(568,248)	—	(568,248)
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	(782,438)	—	(782,438)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg SASB Emerging Markets ESG Select ETF
Futures Contracts	$—	$—	$—	$ (26,183)	$—	$ (26,183)
SPDR S&P Emerging Markets Dividend ETF
Futures Contracts	—	—	—	(47,522)	—	(47,522)
SPDR S&P Emerging Markets Small Cap ETF
Futures Contracts	—	—	—	(277,415)	—	(277,415)
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	0.12%
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	0.16
SPDR EURO STOXX 50 ETF	0.29
SPDR MSCI ACWI Climate Paris Aligned ETF	0.12 *
SPDR MSCI ACWI ex-US ETF	0.30
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.20
SPDR MSCI EAFE StrategicFactors ETF	0.30
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.30

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

Annual Rate
SPDR MSCI Emerging Markets StrategicFactors ETF	0.30%
SPDR MSCI World StrategicFactors ETF	0.30
SPDR S&P Emerging Asia Pacific ETF	0.49
SPDR S&P Emerging Markets Dividend ETF	0.49
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR S&P Global Dividend ETF	0.40
SPDR S&P Global Infrastructure ETF	0.40
SPDR S&P International Dividend ETF	0.45
*	Effective April 22, 2022 the Management fee was reduced from 0.20% to 0.12%
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2023 except with the approval of the Funds’ Board of Trustees.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Effective January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2022 are disclosed in the Schedules of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

The Adviser agreed to make a contribution of $50,350 to the SPDR Bloomberg SASB Emerging Markets ETF during the fiscal year related to a trade processing matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended September 30, 2022, were as follows:
	Purchases	Sales
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	$ 6,046,467	$ 6,350,245
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	36,315,394	12,726,095
SPDR EURO STOXX 50 ETF	153,685,707	161,026,842
SPDR MSCI ACWI Climate Paris Aligned ETF	90,481,085	54,035,385
SPDR MSCI ACWI ex-US ETF	75,538,498	39,078,891
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	18,666,097	9,698,248
SPDR MSCI EAFE StrategicFactors ETF	141,867,941	116,513,826
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	9,778,179	57,284,746
SPDR MSCI Emerging Markets StrategicFactors ETF	15,826,150	32,296,511
SPDR MSCI World StrategicFactors ETF	8,515,764	7,769,541
SPDR S&P Emerging Asia Pacific ETF	10,756,862	71,008,368
SPDR S&P Emerging Markets Dividend ETF	184,460,536	209,360,543
SPDR S&P Emerging Markets Small Cap ETF	185,492,708	142,598,730
SPDR S&P Global Dividend ETF	164,344,043	133,920,433
SPDR S&P Global Infrastructure ETF	97,928,783	68,266,449
SPDR S&P International Dividend ETF	420,350,036	423,331,754
For the year ended September 30, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	$ 28,644,237	$ 8,953,154	$ (1,826,981)
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	—	3,508,260	(624,831)
SPDR EURO STOXX 50 ETF	196,369,610	875,969,539	122,716,976
SPDR MSCI ACWI Climate Paris Aligned ETF	142,861,704	30,225,481	10,319,985
SPDR MSCI ACWI ex-US ETF	101,140,700	78,090,325	17,239,006
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	62,550,974	27,412,533	9,103,530
SPDR MSCI EAFE StrategicFactors ETF	309,128,120	211,545,314	44,167,295
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	474,922	20,225,321	2,730,299
SPDR MSCI Emerging Markets StrategicFactors ETF	473,973	9,569,122	(478,719)
SPDR MSCI World StrategicFactors ETF	18,876,502	—	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Emerging Asia Pacific ETF	$ —	$ 66,026,959	$ 16,464,843
SPDR S&P Emerging Markets Dividend ETF	1,265,045	27,987,895	2,936,369
SPDR S&P Emerging Markets Small Cap ETF	16,708,465	6,383,531	1,213,513
SPDR S&P Global Dividend ETF	27,286,536	114,189,951	12,764,102
SPDR S&P Global Infrastructure ETF	110,584,807	38,787,483	10,308,583
SPDR S&P International Dividend ETF	41,713,805	67,475,124	1,744,027
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF and SPDR Bloomberg SASB Emerging Markets ESG Select ETF intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, foreign currency gains and losses. foreign capital gains taxes, in-kind transactions, futures contracts, corporate actions, passive foreign investment companies, distributions in excess of current earnings, wash sale loss deferrals and partnership basis adjustments.
The tax character of distributions paid during the year ended September 30, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	$ 618,473	$—	$ 618,473
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	341,161	—	341,161
SPDR EURO STOXX 50 ETF	73,669,991	—	73,669,991
SPDR MSCI ACWI Climate Paris Aligned ETF	3,322,265	—	3,322,265

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

	Ordinary Income	Long-Term Capital Gains	Total
SPDR MSCI ACWI ex-US ETF	$55,147,029	$—	$55,147,029
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	7,750,066	—	7,750,066
SPDR MSCI EAFE StrategicFactors ETF	26,318,489	—	26,318,489
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,383,221	—	2,383,221
SPDR MSCI Emerging Markets StrategicFactors ETF	2,126,097	—	2,126,097
SPDR MSCI World StrategicFactors ETF	1,118,528	—	1,118,528
SPDR S&P Emerging Asia Pacific ETF	15,021,993	—	15,021,993
SPDR S&P Emerging Markets Dividend ETF	11,300,604	—	11,300,604
SPDR S&P Emerging Markets Small Cap ETF	20,565,254	—	20,565,254
SPDR S&P Global Dividend ETF	13,101,784	—	13,101,784
SPDR S&P Global Infrastructure ETF	13,769,273	—	13,769,273
SPDR S&P International Dividend ETF	27,767,256	—	27,767,256
The tax character of distributions paid during the year ended September 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR EURO STOXX 50 ETF	$ 49,313,836	$ —	$ 49,313,836
SPDR MSCI ACWI Climate Paris Aligned ETF	1,561,917	—	1,561,917
SPDR MSCI ACWI ex-US ETF	34,435,888	—	34,435,888
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	4,204,041	—	4,204,041
SPDR MSCI EAFE StrategicFactors ETF	12,721,219	—	12,721,219
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	1,966,546	—	1,966,546
SPDR MSCI Emerging Markets StrategicFactors ETF	3,192,661	—	3,192,661
SPDR MSCI World StrategicFactors ETF	852,653	—	852,653
SPDR S&P Emerging Asia Pacific ETF	8,793,546	—	8,793,546
SPDR S&P Emerging Markets Dividend ETF	10,377,371	—	10,377,371
SPDR S&P Emerging Markets Small Cap ETF	14,016,542	—	14,016,542
SPDR S&P Global Dividend ETF	12,296,553	—	12,296,553
SPDR S&P Global Infrastructure ETF	9,381,722	—	9,381,722
SPDR S&P International Dividend ETF	22,689,552	—	22,689,552
At September 30, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	$ 30,680	$ (888,058)	$—	$ (4,326,559)	$ (5,183,937)
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	49,386	(1,969,591)	—	(4,990,201)	(6,910,406)
SPDR EURO STOXX 50 ETF	2,524,527	(701,148,241)	—	(514,514,153)	(1,213,137,867)
SPDR MSCI ACWI Climate Paris Aligned ETF	456,246	(8,079,690)	—	(35,443,461)	(43,066,905)
SPDR MSCI ACWI ex-US ETF	10,906,406	(148,130,641)	—	(279,880,506)	(417,104,741)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	775,260	(6,467,912)	—	(53,577,690)	(59,270,342)
SPDR MSCI EAFE StrategicFactors ETF	5,260,825	(49,734,715)	—	(192,079,392)	(236,553,282)
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	802,882	(8,233,029)	—	(19,168,543)	(26,598,690)
SPDR MSCI Emerging Markets StrategicFactors ETF	374,197	(9,157,412)	—	(4,598,494)	(13,381,709)
SPDR MSCI World StrategicFactors ETF	314,617	(1,190,735)	—	(634,459)	(1,510,577)
SPDR S&P Emerging Asia Pacific ETF	6,104,486	(67,274,392)	—	(35,911,523)	(97,081,429)
SPDR S&P Emerging Markets Dividend ETF	448,293	(277,754,706)	—	(57,852,369)	(335,158,782)
SPDR S&P Emerging Markets Small Cap ETF	7,158,262	(95,053,613)	—	(88,292,855)	(176,188,206)
SPDR S&P Global Dividend ETF	132,884	(78,442,850)	—	(53,654,470)	(131,964,436)
SPDR S&P Global Infrastructure ETF	2,066,967	(54,217,012)	—	(37,839,803)	(89,989,848)
SPDR S&P International Dividend ETF	—	(490,319,065)	—	(101,323,063)	(591,642,128)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

As of September 30, 2022, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	$ 888,058	$ —
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	1,946,974	22,617
SPDR EURO STOXX 50 ETF	67,240,572	633,907,669
SPDR MSCI ACWI Climate Paris Aligned ETF	2,258,455	5,821,235
SPDR MSCI ACWI ex-US ETF	14,504,416	133,626,225
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	2,074,927	4,392,985
SPDR MSCI EAFE StrategicFactors ETF	14,576,216	35,158,499
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	3,200,132	5,032,897
SPDR MSCI Emerging Markets StrategicFactors ETF	7,914,597	1,242,815
SPDR MSCI World StrategicFactors ETF	219,801	970,934
SPDR S&P Emerging Asia Pacific ETF	14,018,763	53,255,629
SPDR S&P Emerging Markets Dividend ETF	106,203,905	171,550,801
SPDR S&P Emerging Markets Small Cap ETF	7,280,192	87,773,421
SPDR S&P Global Dividend ETF	49,969,710	28,473,140
SPDR S&P Global Infrastructure ETF	10,143,957	44,073,055
SPDR S&P International Dividend ETF	215,707,202	274,611,863
As of September 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instrumentsand other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	$ 16,634,192	$ 24,273	$ 4,347,781	$ (4,323,508)
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	17,481,831	314,206	5,287,648	(4,973,442)
SPDR EURO STOXX 50 ETF	1,802,386,858	18,090,272	531,315,191	(513,224,919)
SPDR MSCI ACWI Climate Paris Aligned ETF	247,504,534	3,320,800	38,746,659	(35,425,859)
SPDR MSCI ACWI ex-US ETF	1,624,820,664	131,388,489	410,001,192	(278,612,703)
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	263,537,990	2,597,149	56,127,645	(53,530,496)
SPDR MSCI EAFE StrategicFactors ETF	895,213,179	6,488,936	198,401,655	(191,912,719)
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	105,479,845	10,969,673	29,886,970	(18,917,297)
SPDR MSCI Emerging Markets StrategicFactors ETF	44,351,383	8,206,705	12,604,286	(4,397,581)
SPDR MSCI World StrategicFactors ETF	61,820,474	5,406,719	6,033,402	(626,683)
SPDR S&P Emerging Asia Pacific ETF	373,283,255	85,497,284	119,277,073	(33,779,789)
SPDR S&P Emerging Markets Dividend ETF	237,367,014	1,893,583	59,729,852	(57,836,269)
SPDR S&P Emerging Markets Small Cap ETF	652,028,739	55,155,979	142,500,959	(87,344,980)
SPDR S&P Global Dividend ETF	288,533,610	6,495,082	60,106,230	(53,611,148)
SPDR S&P Global Infrastructure ETF	549,236,634	22,566,819	60,324,912	(37,758,093)
SPDR S&P International Dividend ETF	595,561,869	4,215,340	105,360,194	(101,144,854)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of September 30, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR EURO STOXX 50 ETF	$ 10,823,482	$ 11,059,238	$ —	$ 11,059,238
SPDR MSCI ACWI Climate Paris Aligned ETF	7,909,969	6,666,602	1,685,671	8,352,273
SPDR MSCI ACWI ex-US ETF	45,101,651	34,632,278	12,654,688	47,286,966
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	11,684,468	9,179,619	3,189,559	12,369,178
SPDR MSCI EAFE StrategicFactors ETF	24,521,621	21,313,733	4,682,432	25,996,165
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	2,071,073	778,513	1,415,002	2,193,515
SPDR MSCI Emerging Markets StrategicFactors ETF	860,703	355,219	561,020	916,239
SPDR MSCI World StrategicFactors ETF	1,980,576	1,677,495	422,783	2,100,278
SPDR S&P Emerging Asia Pacific ETF	5,809,263	3,218,731	3,361,738	6,580,469
SPDR S&P Emerging Markets Dividend ETF	2,207,039	—	2,375,357	2,375,357
SPDR S&P Emerging Markets Small Cap ETF	37,174,063	15,730,566	26,727,133	42,457,699
SPDR S&P Global Dividend ETF	22,842,024	19,491,595	4,729,002	24,220,597
SPDR S&P Global Infrastructure ETF	23,759,240	23,850,478	1,437,610	25,288,088
SPDR S&P International Dividend ETF	44,058,988	38,049,552	8,496,264	46,545,816
		Remaining Contractual Maturity of the Agreements as of September 30, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR EURO STOXX 50 ETF	Common Stocks	$ 11,059,238	$—	$—	$—	$ 11,059,238	$ 11,059,238
SPDR MSCI ACWI Climate Paris Aligned ETF	Common Stocks	6,666,602	—	—	—	6,666,602	6,666,602
SPDR MSCI ACWI Ex-US ETF	Common Stocks	34,521,531	—	—	—	34,521,531	34,521,531
SPDR MSCI ACWI Ex-US ETF	Rights	110,747	—	—	—	110,747	110,747
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Common Stocks	9,171,078	—	—	—	9,171,078	9,171,078
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	Rights	8,541	—	—	—	8,541	8,541
SPDR MSCI EAFE Strategicfactors ETF	Common Stocks	21,297,833	—	—	—	21,297,833	21,297,833
SPDR MSCI EAFE Strategicfactors ETF	Rights	15,900	—	—	—	15,900	15,900
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Common Stocks	778,513	—	—	—	778,513	778,513

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

		Remaining Contractual Maturity of the Agreements as of September 30, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR MSCI Emerging Markets Strategicfactors ETF	Common Stocks	$ 355,219	$—	$—	$—	$ 355,219	$ 355,219
SPDR MSCI World Strategicfactors ETF	Common Stocks	1,677,495	—	—	—	1,677,495	1,677,495
SPDR S&P Emerging Asia Pacific ETF	Common Stocks	3,218,731	—	—	—	3,218,731	3,218,731
SPDR S&P Emerging Markets Small Cap ETF	Common Stocks	15,730,566	—	—	—	15,730,566	15,730,566
SPDR S&P Global Dividend ETF	Common Stocks	19,491,595	—	—	—	19,491,595	19,491,595
SPDR S&P Global Infrastructure ETF	Common Stocks	23,850,478	—	—	—	23,850,478	23,850,478
SPDR S&P International Dividend ETF	Common Stocks	38,049,552	—	—	—	38,049,552	38,049,552
10.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6,2022) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The following Funds participate in the credit facility as of September 30, 2022:
SPDR MSCI ACWI Climate Paris Aligned ETF
SPDR MSCI ACWI ex-US ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P International Dividend ETF
The Funds had no outstanding loans as of September 30, 2022.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses . A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of COVID- 19, governments and businesses world-wide took and may continue to take aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in and may continue to result in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value. A reduction in liquidity of certain Fund holdings as a result of sanctions and related actions may cause a Fund to experience increased premiums or discounts to its NAV and/or wider bid-ask spreads. Additionally, if it becomes impracticable or unlawful for a Fund to hold securities subject to, or otherwise affected by, sanctions, or if deemed appropriate by the Fund’s investment adviser, the Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase the Fund’s transaction costs.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

12.    Stock Split
The Board authorized a 4-for-1 stock split for the SPDR MSCI ACWI Climate Paris Aligned ETF effective April 22, 2022, for the shareholders of record on April 19, 2022. The impact of the stock split was to increase the number of shares outstanding by a factor of 4, while decreasing the NAV per share by a factor of 4, resulting in no effect to the net assets of the aforementioned Fund. The financial statements and financial highlights of the aforementioned Fund has been adjusted to reflect the stock splits.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF, SPDR Bloomberg SASB Emerging Markets ESG Select ETF, SPDR EURO STOXX 50 ETF, SPDR MSCI ACWI Climate Paris Aligned ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR MSCI EAFE StrategicFactors ETF, SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR MSCI World StrategicFactors ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR S&P Global Dividend ETF, SPDR S&P Global Infrastructure ETF and SPDR S&P International Dividend ETF and the Board of Trustees of SPDR Index Shares Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF, SPDR Bloomberg SASB Emerging Markets ESG Select ETF, SPDR EURO STOXX 50 ETF, SPDR MSCI ACWI Climate Paris Aligned ETF (formerly, SPDR MSCI ACWI Low Carbon Target ETF), SPDR MSCI ACWI ex-US ETF, SPDR MSCI EAFE Fossil Fuel Reserves Free ETF, SPDR MSCI EAFE StrategicFactors ETF, SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF, SPDR MSCI Emerging Markets StrategicFactors ETF, SPDR MSCI World StrategicFactors ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR S&P Global Dividend ETF, SPDR S&P Global Infrastructure ETF and SPDR S&P International Dividend ETF (collectively, the “Funds”) (sixteen of the funds constituting SPDR Index Shares Funds (the “Trust”)), including the schedules of investments, as of September 30, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (sixteen of the funds constituting SPDR Index Shares Funds) at September 30, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

Individual Fund constituting the SPDR® Index Shares Funds	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF SPDR Bloomberg SASB Emerging Markets ESG Select ETF	For the period from January 11, 2022 (commencement of operations) through September 30, 2022
SPDR EURO STOXX 50 ETF
SPDR MSCI ACWI Climate Paris Aligned ETF (formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SPDR MSCI ACWI ex-US ETF
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF
SPDR MSCI EAFE StrategicFactors ETF
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF
SPDR MSCI Emerging Markets StrategicFactors ETF
SPDR MSCI World StrategicFactors ETF
SPDR S&P Emerging Asia Pacific ETF
SPDR S&P Emerging Markets Dividend ETF
SPDR S&P Emerging Markets Small Cap ETF
SPDR S&P Global Dividend ETF
SPDR S&P Global Infrastructure ETF
SPDR S&P International Dividend ETF	For the year ended September 30, 2022	For each of the two years in the period ended September 30, 2022	For the period from January 11, 2022 (commencement of operations) through September 30, 2022
The financial highlights for the periods ended prior to October 1, 2019 were audited by another independent registered public accounting firm whose report, dated November 26, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others,

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM  (continued)

we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 23, 2022

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2022 to September 30, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	0.13%	$776.50	$0.58	$1,024.40	$0.66
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	0.17	796.90	0.77	1,024.20	0.86
SPDR EURO STOXX 50 ETF	0.30	766.70	1.33	1,023.60	1.52
SPDR MSCI ACWI Climate Paris Aligned ETF	0.13	780.10	0.58	1,024.40	0.66
SPDR MSCI ACWI ex-US ETF	0.30	780.60	1.34	1,023.60	1.52
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	0.21	770.30	0.93	1,024.00	1.07
SPDR MSCI EAFE StrategicFactors ETF	0.30	785.30	1.34	1,023.60	1.52
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	0.31	777.30	1.38	1,023.50	1.57
SPDR MSCI Emerging Markets StrategicFactors ETF	0.31	801.10	1.40	1,023.50	1.57
SPDR MSCI World StrategicFactors ETF	0.31	810.80	1.41	1,023.50	1.57
SPDR S&P Emerging Asia Pacific ETF	0.50	818.00	2.27	1,022.40	2.52
SPDR S&P Emerging Markets Dividend ETF	0.50	795.20	2.25	1,022.60	2.54
SPDR S&P Emerging Markets Small Cap ETF	0.66	809.00	2.99	1,021.80	3.35
SPDR S&P Global Dividend ETF	0.41	813.20	1.86	1,023.00	2.08
SPDR S&P Global Infrastructure ETF	0.41	833.80	1.88	1,023.00	2.08
SPDR S&P International Dividend ETF	0.46	769.40	2.04	1,022.80	2.33
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2022.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2022 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended September 30, 2022, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	$ 71,591
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	81,275
SPDR MSCI ACWI ex-US ETF	3,415,438
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	455,176
SPDR MSCI EAFE StrategicFactors ETF	1,587,332
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	606,938
SPDR MSCI Emerging Markets StrategicFactors ETF	537,246
SPDR S&P Emerging Asia Pacific ETF	2,371,871
SPDR S&P Emerging Markets Dividend ETF	1,320,730
SPDR S&P Emerging Markets Small Cap ETF	2,597,752
SPDR S&P Global Dividend ETF	573,682
SPDR S&P Global Infrastructure ETF	800,728
SPDR S&P International Dividend ETF	942,533
The amount of foreign source income earned on the following Funds during the year ended September 30, 2022 was as follows:
Amount
SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF	$ 774,644
SPDR Bloomberg SASB Emerging Markets ESG Select ETF	635,649
SPDR MSCI ACWI ex-US ETF	51,109,508
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	6,837,699

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

Amount
SPDR MSCI EAFE StrategicFactors ETF	$26,551,826
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	3,374,669
SPDR MSCI Emerging Markets StrategicFactors ETF	2,571,084
SPDR S&P Emerging Asia Pacific ETF	12,720,006
SPDR S&P Emerging Markets Dividend ETF	11,926,065
SPDR S&P Emerging Markets Small Cap ETF	20,403,904
SPDR S&P Global Dividend ETF	8,159,002
SPDR S&P Global Infrastructure ETF	11,288,758
SPDR S&P International Dividend ETF	21,604,891
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Shareholder Meeting Results
A Special Meeting of the Shareholders of SPDR Index Shares Funds (the “Shareholder Meeting”) was held on October 20, 2022. The purpose of the Shareholder Meeting was to ask shareholders to approve the election of Trustees. At the Shareholder Meeting, the shareholders of each Fund approved the election of Trustees. The results of the voting are as follows:
Trustee Nominee Name	Shares For	Shares Withheld
Clare S. Richer	458,963,922.211	3,805,311.071
Sandra G. Sponem	458,912,867.553	3,856,365.729
Kristi L. Rowsell	459,030,936.405	3,738,296.877
Gunjan Chauhan	458,827,846.171	3,941,387.111
Carolyn M. Clancy	459,042,164.143	3,727,069.139
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to September 30, 2022, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series (except for the SPDR Bloomberg SASB Developed Markets Ex US ESG Select ETF and the SPDR Bloomberg SASB Emerging Markets ESG Select ETF) of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF did not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement are fair and reasonable and that the continuance of the Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to the services provided and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	125	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired, Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	125	Principal Financial Group
(Director and Financial Committee Chair); Bain
Capital Specialty
Finance
(Director); University of Notre Dame (Trustee); Putnam
Acquisition Financing Inc. (Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc.
(Director);
Putnam Investor
Services, Inc.
(Director);
Putnam Investments
Limited
					(Director)
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired, Chief Financial Officer, M.A. Mortenson Companies, Inc. (construction and real estate company) (February 2007 - April 2017).	125	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust,
Guggenheim Variable Funds Trust,
					Guggenheim Strategy Funds Trust, Transparent Value Trust, Fiduciary/ Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund (Trustee and Audit Committee Chair).
CAROLYN M. CLANCY c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1960	Independent Trustee	Term Unlimited Served: since October 2022	Retired. Executive Vice President, Head of Strategy, Analytics and Market Readiness, Fidelity Investments (April 2020 – June 2021); Executive Vice President, Head of Broker Dealer Business, Fidelity Investments (July 2017 – March 2020).	125	Assumption University (Trustee); Big Sister Association of Greater Boston (Director).

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
KRISTI L. ROWSELL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1966	Independent Trustee	Term Unlimited Served: since October 2022	Partner and President, Harris Associates (2010 – 2021).	125	Oakmark Funds (Trustee); Board of Governors, Investment Company Institute (Member); Habitat for Humanity Chicago (Director).
Interested Trustee
JAMES E. ROSS* c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman,
Fusion Acquisition Corp II (February 2020 - Present);
Non-Executive Chairman,
Fusion Acquisition Corp.
(June 2020 - September 2021);
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020);
Retired Executive Vice President,
State Street Global Advisors
(2012 - March 2020);
Retired Chief Executive
Officer and Manager,
State Street Global Advisors Funds
Distributors, LLC
(May 2017 - March 2020); Director,
State Street Global Markets, LLC
(2013 - April 2017);
President, SSGA Funds
Management, Inc.
(2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	136	The Select Sector SPDR Trust (November 2005 - Present);
SSGA SPDR ETFs Europe
I plc (Director) (November
2016 - March 2020);
SSGA SPDR ETFs Europe
II plc (Director)
(November 2016 - March 2020);
State Street Navigator Securities
Lending Trust (July 2016 -
March 2020); SSGA Funds
(January 2014 - March 2020);
State Street Institutional Investment Trust
(February 2007 - March 2020);
State Street Master Funds (February
2007 - March 2020); Elfun
					Funds (July 2016 - December 2018).
GUNJAN CHAUHAN** c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1982	Interested Trustee	Term Unlimited Served: since October 2022	Senior Managing Director, State Street Global Advisors (April 2018 – Present); Managing Director, State Street Global Advisors (June 2015– March 2018).	125	State Street ICAV (Director).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser, which includes series of SPDR Series Trust, SSGA Active Trust and SPDR Index Shares Funds.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
** Ms. Chauhan is an Interested Trustee because of her position with an affiliate of the Adviser.

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present)*; President and Director, SSGA Funds Management, Inc. (2001 - present)*, Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Co. (May 2014 - May 2017).
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*.
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp (October 2010 - October 2019).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.

SPDR Series Trust
Trustees
Gunjan Chauhan
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2022 State Street Corporation - All Rights Reserved
SPDRISIAR

Annual Report
September 30, 2022
SPDR® Index Shares Funds
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Europe ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

NOTES TO PERFORMANCE SUMMARIES (UNAUDITED)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Dow Jones Global Select Real Estate Securities Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded global real estate securities. The Index is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate.
The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization index designed to measure the performance of publicly traded real estate securities in countries excluding the United States. The Index is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate.
The S&P® Developed ex-U.S. BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in developed countries outside the United States. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a rules-based index that measures global stock market performance. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. The Index is "float-adjusted," meaning that only those shares publicly available to investors are included in the Index calculation.
The S&P® Emerging BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging markets. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a comprehensive, float-weighted, rules-based benchmark that is readily divisible and customizable. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. The Index is "float-adjusted," meaning that only those shares publicly available to investors are included in the Index calculation.
The STOXX® Europe Total Market Index is a free-float market capitalization weighted index designed to provide a broad representation of publicly traded Western European companies. The Index represents approximately the top 95% of the free-float market capitalization of each of the following European countries: Austria, Belgium, Poland, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.
The MSCI ACWI IMI Index is a free float-adjusted market capitalization-weighted index that is designed to measure the combined equity market performance of developed and emerging markets. The Index covers approximately 99% of the global equity investment opportunity set.
The S&P China BMI Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in China available to foreign investors. The Index is “float adjusted”, meaning that only those shares publicly available to investors are included in the Index calculation.
The S&P Global Natural Resources Index is comprised of 90 of the largest U.S. and foreign publicly traded companies, based on market capitalization, in global natural resources and commodities businesses that meet certain investibility requirements. The Index component securities represent a combination of the component securities included in each of the following three sub-indices: the S&P Global Natural Resources - Agriculture Index, the S& P Global Natural Resources - Energy Index and the S&P Global Natural Resources - Metals and Mining Index. The maximum weight of each sub-index is capped at one-third of the total weight of the Index.
The S&P Developed ex-U.S. Under USD2 Billion Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded small-cap companies domiciled in developed countries outside the United States. The Index is a rules-based index that measures global stock market performance.
The S&P BMI North American Natural Resources Index comprises publicly traded large- and mid-capitalization U.S. and Canadian companies in the natural resources and commodities businesses that meet certain investability requirements and are classified within the sub-industries of one of three natural resources categories: energy, materials or agriculture.
See accompanying notes to financial statements.
1

SPDR Dow Jones Global Real Estate ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
The SPDR Dow Jones Global Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the global real estate market. The Fund’s benchmark is the Dow Jones Global Select Real Estate Securities Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –21.53%, and the Index was –21.89%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Positive cash drag and dividend tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Similar to the broader world indices, the Dow Jones Global Real Estate Securities Index began the fiscal year still benefitting from a post-pandemic re-emergence of commerce, travel, and occupancies.  Unfortunately, the parallels didn’t end there. As world markets began to retreat during the dawn of 2022, real estate followed suit as well.  The Russia-Ukraine war led to higher energy costs which, in turn, led to supply chain disruptions.  To connect the dots even further, supply chain issues led to inflation, which indirectly accelerated interest rate hikes.  Generally speaking, investors look at REITs as solid income generators given their dividend structure.  As interest rates rise, investors have other options for income.  For this particular period, the headwinds of a tightening monetary policy and inflationary pressures weighed on the Index.  In a sector where there are typically winners and losers (data centers and self-storage gained during the height of the pandemic, for instance), all property sectors within the Index were losers during the second half of the fiscal year.  This phenomenon was a product of the dominating macroeconomic factors that all markets faced throughout the Reporting Period.
The Fund used Index Futures in order to equitize cash and dividend receivables during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were American Campus Communities, Inc., VEREIT, Inc. and Goodman Group. The top negative contributors to the Fund’s performance during the Reporting Period were Digital Realty Trust, Inc. Simon Property Group, Inc. and Prologis, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Dow Jones Global Real Estate ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones Global Select Real Estate Securities Index	Net Asset Value	Market Value	Dow Jones Global Select Real Estate Securities Index
ONE YEAR	(21.53)%	(21.56)%	(21.89)%	(21.53)%	(21.56)%	(21.89)%
FIVE YEARS	(3.06)%	(3.27)%	(4.67)%	(0.62)%	(0.66)%	(0.95)%
TEN YEARS	35.51%	35.53%	31.89%	3.09%	3.09%	2.81%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Dow Jones Global Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Prologis, Inc. REIT	6.2%
Equinix, Inc. REIT	4.3
Public Storage REIT	3.8
Realty Income Corp. REIT	2.9
Welltower, Inc. REIT	2.4
Simon Property Group, Inc. REIT	2.4
Digital Realty Trust, Inc. REIT	2.3
AvalonBay Communities, Inc. REIT	2.1
Extra Space Storage, Inc. REIT	1.9
Equity Residential REIT	1.9
TOTAL	30.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2022

% of Net Assets
Equity Real Estate Investment Trusts (REITs)	91.5%
Real Estate Management & Development	7.7
Diversified Financial Services	0.0*
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Dow Jones International Real Estate ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
The SPDR Dow Jones International Real Estate ETF (the “Fund”) seeks to provide investment results, before fees and expenses, correspond generally to the total return performance of an index based upon the international real estate market. The Fund’s benchmark is the Dow Jones Global ex-U.S. Select Real Estate Securities Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –28.54%, and the Index was –28.95%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Positive cash drag and dividend tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
Similar to the broader world indices, the Dow Jones Global ex-US Real Estate Securities Index began the fiscal year still benefitting from a post-pandemic re-emergence of commerce, travel, and occupancies. Unfortunately, the parallels didn’t end there. As world markets began to retreat during the dawn of 2022, real estate followed suit as well. The Russia-Ukraine war led to higher energy costs which, in turn, led to supply chain disruptions. To connect the dots even further, supply chain issues led to inflation, which indirectly accelerated interest rate hikes which negatively affected the Fund’s performance. Generally speaking, investors look at REITs as solid income generators given their dividend structure. As interest rates rise, investors have other options for income. For this particular period, the headwinds of a tightening monetary policy and inflationary pressures weighed on the Index. In a sector where there are typically winners and losers (data centers and self-storage gained during the height of the pandemic, for instance), all property sectors within the Index were losers during the second half of the fiscal year. This phenomenon was a product of the dominating macroeconomic factors that all markets faced throughout the period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Allied Properties Real Estate Investment Trust, Mapletree North Asia Commercial Trust, and Goodman Group. The top negative contributors to the Fund’s performance during the Reporting Period were Samhallsbyggnadsbolaget I Norden AB Class B, SEGRO Plc, and LEG Immobilien SE.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Dow Jones International Real Estate ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones Global ex-U.S. Select Real Estate Securities Index	Net Asset Value	Market Value	Dow Jones Global ex-U.S. Select Real Estate Securities Index
ONE YEAR	(28.54)%	(28.15)%	(28.95)%	(28.54)%	(28.15)%	(28.95)%
FIVE YEARS	(19.17)%	(19.24)%	(18.79)%	(4.17)%	(4.18)%	(4.08)%
TEN YEARS	1.53%	1.70%	3.65%	0.15%	0.17%	0.36%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.59%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Dow Jones International Real Estate ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Mitsui Fudosan Co., Ltd.	4.9%
Link REIT REIT	4.0
Segro PLC REIT	2.8
Scentre Group REIT	2.3
Nippon Building Fund, Inc. REIT	2.0
Wharf Real Estate Investment Co., Ltd.	1.9
CapitaLand Integrated Commercial Trust REIT	1.8
CapLand Ascendas REIT REIT	1.7
Swiss Prime Site AG	1.7
Capitaland Investment, Ltd.	1.6
TOTAL	24.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of September 30, 2022

% of Net Assets
Equity Real Estate Investment Trusts (REITs)	74.3%
Real Estate Management & Development	24.9
Diversified Financial Services	0.0*
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Portfolio Developed World ex-US ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
The SPDR Portfolio Developed World ex-US ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-US) equity markets. The Fund’s benchmark is the S&P Developed ex-U.S. BMI Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –26.07% and the Index was –26.44%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, security misweights, futures, securities lending income, tax withholding differences and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.
The fund started off the Reporting Period with minimal positive returns of 2% the first quarter.  Equity markets recovered after a weak start, continuing from the previous quarter, amid strong earnings growth. The emergence of the highly infectious Omicron variant led to a spike in equity market volatility at the end of November and markets stumbled globally as rising hospitalizations in parts of Europe and concerns about the new variant dominated sentiment across regions. However, the recovery was quick as data from South Africa and the UK indicated a lower risk of severe disease and the equity markets continued with its momentum through the quarter with many stocks reaching new highs.  Global equities had a rough start in the beginning of 2022 as investor sentiment was weighed down by concerns around the Russia-Ukraine war and the tightening stance adopted by central banks in the wake of surging inflation. Rising geopolitical tensions with Russia pushed energy and commodity prices to extreme levels, which led to a surge in inflation, increased supply chain disruptions, and global growth risks.  The challenges continued and developed markets suffered the worst first half of a calendar year in over 50 years.  The expectations for the path of interest rates hikes contributed to a decline in equity valuations, along with concerns about the growth outlook. Recession fears rose due to a consumer squeeze from higher prices and borrowing costs.  Global markets declined and growth stumbled in the final quarter of the twelve month period, as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes.
The Fund invested in equity index futures to equitize cash and income receivables during the Reporting Period.  The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nutrien Ltd., Shell PLC Class B, and BHP Group Plc. The top negative contributors to the Fund’s performance during the Reporting Period were Shopify, Inc. Class A, Samsung Electronics Co. Ltd., and ASML Holding NV.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Portfolio Developed World ex-US ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Developed ex-U.S. BMI Index	Net Asset Value	Market Value	S&P Developed ex-U.S. BMI Index
ONE YEAR	(26.07)%	(26.11)%	(26.44)%	(26.07)%	(26.11)%	(26.44)%
FIVE YEARS	(2.60)%	(3.40)%	(3.66)%	(0.53)%	(0.69)%	(0.74)%
TEN YEARS	42.81%	42.45%	43.47%	3.63%	3.60%	3.68%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Developed World ex-US ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Portfolio Developed World ex-US ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Nestle SA	1.6%
Roche Holding AG	1.3
Shell PLC	1.1
Samsung Electronics Co., Ltd. GDR	1.1
ASML Holding NV	1.0
Novartis AG	1.0
AstraZeneca PLC	1.0
Novo Nordisk A/S Class B	0.9
Toyota Motor Corp.	0.9
LVMH Moet Hennessy Louis Vuitton SE	0.9
TOTAL	10.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
10

SPDR Portfolio Emerging Markets ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
The SPDR Portfolio Emerging Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the emerging markets of the world. The Fund’s benchmark is the S&P Emerging BMI Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –24.51%, and the Index was –24.96%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Positive cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
There were a number of factors that contributed to this Fund’s decline during the Reporting Period. One of these was a dramatic uptick in geopolitical tensions most notably the ongoing conflict between Russia and Ukraine and to a lesser degree the growing strains in the U.S. and China relationship. In regard to China, their covid suppression policy also negatively impacted returns via revenue concerns around supply side issues. Though COVID-19 concerns in the other markets had broadly less of an impact, concerns existed still regarding possible variants and the ability of the local medical system to handle a significant uptick in infection rates. The Reporting Period was also marked by rising commodity prices which had a varied impact on the Fund’s constitutes mainly driven by whether a country was a net importer or exporter of commodities. Additionally due to the propensity to have U.S. dollar denominated debt, the dramatic rise in the dollar had a significant negative impact on revenue expectations for much of the emerging markets. Similarly, very heightened inflation acted as a significant drag for many of the emerging market countries. As countries worked to counter inflation, concerns grew over the possibility of a broad global recession.
The Fund used index futures contracts in order to equitize cash and receivables during the Reporting Period. The Fund's use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were New Oriental Education & Technology Group, Inc. Sponsored ADR, Petroleo Brasileiro SA Pfd, and Petroleo Brasileiro SA. The top negative contributors to the Fund’s performance during the Reporting Period were Taiwan Semiconductor Manufacturing Co. Ltd., Tencent Holdings Ltd. and Alibaba Group Holding Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR Portfolio Emerging Markets ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Emerging BMI Index	Net Asset Value	Market Value	S&P Emerging BMI Index
ONE YEAR	(24.51)%	(24.35)%	(24.96)%	(24.51)%	(24.35)%	(24.96)%
FIVE YEARS	(2.05)%	(3.16)%	(3.05)%	(0.41)%	(0.64)%	(0.62)%
TEN YEARS	21.70%	21.71%	22.56%	1.98%	1.98%	2.06%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Emerging Markets ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.11%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR Portfolio Emerging Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
Tencent Holdings, Ltd.	3.1
Alibaba Group Holding, Ltd. ADR	2.3
Reliance Industries, Ltd. GDR	1.5
Meituan Class B	1.3
Infosys, Ltd. ADR	1.0
ICICI Bank, Ltd. ADR	0.9
China Construction Bank Corp. Class H	0.8
Housing Development Finance Corp., Ltd.	0.8
HDFC Bank, Ltd.	0.8
TOTAL	16.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
13

SPDR Portfolio Europe ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
The SPDR Portfolio Europe ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the STOXX Europe Total Market Index. The Fund’s benchmark is the STOXX Europe Total Market Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –26.62%, and the Index was –26.88%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index
The Fund’s performance was impacted by a number of economic factors affecting Europe during the Reporting Period. In the fourth quarter of 2021 in Europe, new mobility constraints were reintroduced in several countries to curb the spread of the fourth COVID-19 wave, but equity markets still posted positive returns over the quarter recovering from a decline in November. Industrial production struggled due to a semiconductor shortage and the effect was most prominent in the automotive sector. Higher energy prices added to the rise in inflation in the region with inflation rising to 4.9% year-over-year in November, the highest reading since July 1991. The euro area manufacturing PMI flash survey was recorded at 58.0, indicating a healthy expansion in the sector. Leading into the first quarter of 2022 there were concerns over disruptions in energy supplies owing to the Russia-Ukraine war, as around 25% of Europe’s crude oil imports and 40% of natural gas imports come from Russia. Rising prices weighed down consumer sentiment as the inflation rate was revised up to 5.9%. The rise in inflation was primarily attributed to energy prices, which could worsen if disruptions were to accelerate due to the conflict. Over the second quarter of 2022 equities fell 14%. The market priced in significant rate hikes from the European Central Bank (the “ECB”), while the difference between the rate at which the Italian and German governments could borrow widened materially. Consumer confidence fell dramatically, and prices continued to rise significantly because of the reduction in gas supplies from Russia. Continuing with the downward trend of the preceding quarters, equities fell 10% over the third quarter of 2022. Rising inflation and consequent fears about the outlook for economic growth added to the sharp falls during the quarter. The ECB became more hawkish, with inflation reaching 9.1% year-over-year in August and expectations to exceed 10% in the coming months. In efforts to curb inflation, the central bank hiked its policy rate by 0.75% in September, and it is now expected to increase rates by another 0.75% in October and by 0.5% in December to bring inflation to the 2% target by year-end 2022. At the start of September, Russia completely halted gas flows through the critical Nord Stream 1 pipeline, precipitating an energy crisis. Consumer confidence fell dramatically, and prices rose significantly because of Russia's gas supply reduction.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were BHP Group Plc, Equinor ASA and Shell PLC Class B. The top negative contributors to the Fund’s performance during the Reporting Period were Siemens AG, SAP SE and ASML Holding NV.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR Portfolio Europe ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	STOXX Europe Total Market Index(2)	Net Asset Value(1)	Market Value(1)	STOXX Europe Total Market Index(2)
ONE YEAR	(26.62)%	(27.03)%	(26.88)%	(26.62)%	(27.03)%	(26.88)%
FIVE YEARS	(4.26)%	(5.50)%	(5.02)%	(0.87)%	(1.13)%	(1.02)%
TEN YEARS	30.23%	28.34%	29.63%	2.68%	2.53%	2.63%
(1)	Effective September 23, 2019, the Fund changed its benchmark index from STOXX Europe 50 Index to the STOXX Europe Total Market Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to September 23, 2019.
(2)	Index returns represent the Fund’s prior benchmark index from September 30, 2012 through September 22, 2019 and the STOXX Europe Total Market Index from September 23, 2019 through September 30, 2022.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Europe ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.09%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR PORTFOLIO EUROPE ETF
Portfolio Summary (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Nestle SA	3.2%
Roche Holding AG	2.5
Novartis AG	1.9
ASML Holding NV	1.9
AstraZeneca PLC	1.9
Novo Nordisk A/S Class B	1.8
LVMH Moet Hennessy Louis Vuitton SE	1.7
Linde PLC	1.5
TotalEnergies SE	1.3
Unilever PLC	1.3
TOTAL	19.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
16

SPDR Portfolio MSCI Global Stock Market ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
The SPDR Portfolio MSCI Global Stock Market ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks securities of publicly-traded companies in developed and emerging markets. The Fund’s benchmark is the MSCI ACWI IMI Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –20.04%, and the Index was –21.18%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Positive cash drag, dividend tax withholdings, and portfolio optimization contributed to the difference between the Fund’s performance and that of the Index.
After a promising first fiscal quarter (+6.1%), the MSCI ACWI IMI Index retreated for the rest of the Reporting Period leading to an overall loss of 21.2% for the fiscal year and essentially giving back most of the previous fiscal year’s 29.3% gain. The factors that contributed to the Fund’s overall performance started off good during the quarter in the Reporting Period led by humanity’s re-emergence from the COVID-19 pandemic gave way to conflict, global inflation, and supply chain shortcomings. The slide started as the calendar turned to 2022. Investor sentiment was weighed down by concerns around the Russia-Ukraine war and the tightening stance adopted by central banks in the wake of surging inflation. The third fiscal quarter was the primary source for the overall return losing 15.8% alone during that three month stretch. During that quarter, energy and commodity prices were pushed to extreme levels as a result of the war and the trickle effect of higher fuel prices led to increased supply chain disruptions.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were UnitedHealth Group Inc., Eli Lilly and Co. and Exxon Mobil Corp. The top negative contributors to the Fund’s performance during the Reporting Period were Microsoft Corp., Meta Platforms, Inc., and Amazon.com, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

SPDR Portfolio MSCI Global Stock Market ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI ACWI IMI Index	Net Asset Value	Market Value	MSCI ACWI IMI Index
ONE YEAR	(20.04)%	(20.03)%	(21.18)%	(20.04)%	(20.03)%	(21.18)%
FIVE YEARS	26.33%	26.07%	22.63%	4.79%	4.74%	4.16%
TEN YEARS	113.17%	113.55%	101.34%	7.86%	7.88%	7.25%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio MSCI Global Stock Market ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.09%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
18

SPDR Portfolio MSCI Global Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Apple, Inc.	4.1%
Microsoft Corp.	3.1
Amazon.com, Inc.	1.9
Tesla, Inc.	1.2
Alphabet, Inc. Class C	1.1
UnitedHealth Group, Inc.	1.1
Alphabet, Inc. Class A	0.9
JPMorgan Chase & Co.	0.7
Johnson & Johnson	0.7
Visa, Inc. Class A	0.6
TOTAL	15.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
19

SPDR S&P China ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (UNAUDITED)
The SPDR S&P China ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the Chinese equity market. The Fund’s benchmark is the S&P China BMI Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –34.60%, and the Index was –34.65%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The difference in return of the Fund and Index was largely due to sampling.
Within the Emerging Market (“EM”) region, mobility picked up during the fourth quarter in 2021 as increasing vaccination rates helped boost economy, but COVID-19 related concerns re-emerged mid-quarter, leading to equity markets declining in most countries across the region. Chinese equities, in particular, significantly underperformed global equities, contributing approximately to the 25% underperformance of EM versus Developed Market equities. The S&P China Index declined –5.66% during the last quarter of 2021. During the first quarter of 2022, The People’s Bank of China kept the policy rates unchanged but adopted a dovish tone amid rising COVID-19 cases and mounting external risks. EM economies fell during the first quarter of 2022 as Omicron cases hit China and put additional pressure on Chinese equity markets. The new wave of Omicron cases in China led to lockdowns in multiple cities, putting additional pressure on Chinese equity markets. The S&P China Index suffered its first negative quarter of the 2022 fiscal year with –14.22% return.
In the second quarter of 2022 the Chinese Center for Disease Control and Prevention raised hopes that China may be able to move beyond the heavy restrictions that have severely affected its economic activities this year. China was the only EM economy to generate a positive return over the second quarter of 2022 as the S&P China index had a 2.90% return. During the third quarter of 2022, tensions between the U.S. and China over Taiwan further blew up. In the APAC region, investor sentiment turned increasingly downbeat in the third quarter amid concerns over rising inflation, higher interest rates, and fears over a global slowdown. The Russia-Ukraine war and ongoing tensions between China and Taiwan also added to the negative sentiment during the quarter. In China, the alarming spread of COVID-19 led to fear of further lockdowns, triggering a significant slowdown in economic activity as the country continues to pursue its zero-COVID policy. All the negative sentiment hurt the S&P China Index as it returned –21.60%.
The Fund used index futures in order to equitize cash accruals during the Reporting Period. The Fund’s use of index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were New Oriental Education & Technology Group, Inc. Sponsored ADR, Yankuang Energy Group Company Limited Class H, and China Shenhua Energy Co. Ltd. Class H. The top negative contributors to the Fund’s performance during the Reporting Period were Tencent Holdings Ltd, Wuxi Biologics (Cayman) Inc, and Alibaba Group Holding Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
20

SPDR S&P China ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P China BMI Index	Net Asset Value	Market Value	S&P China BMI Index
ONE YEAR	(34.60)%	(34.62)%	(34.65)%	(34.60)%	(34.62)%	(34.65)%
FIVE YEARS	(24.02)%	(24.89)%	(23.18)%	(5.35)%	(5.56)%	(5.14)%
TEN YEARS	31.14%	31.02%	34.93%	2.75%	2.74%	3.04%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P China ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.59%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
21

SPDR S&P China ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Tencent Holdings, Ltd.	9.3%
Alibaba Group Holding, Ltd. ADR	7.1
Meituan Class B	3.9
China Construction Bank Corp. Class H	2.6
JD.com, Inc. ADR	2.2
Pinduoduo, Inc. ADR	1.5
Baidu, Inc. ADR	1.5
Industrial & Commercial Bank of China, Ltd. Class H	1.5
Ping An Insurance Group Co. of China, Ltd. Class H	1.4
NetEase, Inc. ADR	1.3
TOTAL	32.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of September 30, 2022

% of Net Assets
Consumer Discretionary	27.0%
Financials	15.1
Communication Services	14.5
Industrials	8.2
Health Care	6.8
Information Technology	6.8
Consumer Staples	6.7
Materials	5.1
Real Estate	4.0
Energy	2.9
Utilities	2.3
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

SPDR S&P Global Natural Resources ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
The SPDR S&P Global Natural Resources ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks publicly-traded companies in natural resources and/or commodities businesses. The Fund’s benchmark is the S&P Global Natural Resources Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was 0.33%, and the Index was 0.33%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund had positive performance in two of four quarters of the Reporting Period. Performance in the first and second quarters of the Reporting Period was positive due to increased commodity prices as a result of freezes, flood, drought, the Russia-Ukraine war and pandemic-induced supply-chain bottlenecks. Performance was also helped by the signing of the $1.2 trillion bipartisan Infrastructure Investment and Jobs Act in the United States and strong earnings growth despite the emergence of a new variant of the COVID-19 virus. Performance in the third and fourth quarters of the Reporting Period was negative on the back of rising inflation, tighter monetary policy, declining consumer sentiment and recessionary fears despite lower levels of unemployment and positive earnings.
The Fund used index futures contracts in order to equitize cash and receivables during the Reporting Period. The Fund’s use of index futures contracts helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Nutrien Ltd, Chevron Corporation, and Exxon Mobil Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Smurfit Kappa Group Plc, Gazprom PJSC and NOVATEK JSC Sponsored GDR RegS.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
23

SPDR S&P Global Natural Resources ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Global Natural Resources Index	Net Asset Value	Market Value	S&P Global Natural Resources Index
ONE YEAR	0.33%	0.30%	0.33%	0.33%	0.30%	0.33%
FIVE YEARS	27.63%	26.87%	27.76%	5.00%	4.87%	5.02%
TEN YEARS	31.23%	31.01%	31.01%	2.75%	2.74%	2.74%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
The total expense ratio for SPDR S& P Global Natural Resources ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
24

SPDR S&P Global Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Shell PLC	4.9%
BHP Group, Ltd.	4.8
Exxon Mobil Corp.	4.1
Chevron Corp.	3.2
Nutrien, Ltd.	3.1
Glencore PLC	3.0
TotalEnergies SE	2.9
Reliance Industries, Ltd. GDR	2.5
Vale SA ADR	2.4
Anglo American PLC	2.3
TOTAL	33.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
25

SPDR S&P International Small Cap ETF
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Unaudited)
The SPDR S&P International Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-US) small cap equity markets. The Fund’s benchmark is the S&P Developed Ex-U.S. Under USD2 Billion Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was –30.36%, and the Index was –31.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag, tax withholding differences, securities lending income, and cumulative effects of security misweights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
The Index lost 1.27% in the fourth quarter of 2021. Equity markets recovered after a weak start, continuing from the previous quarter, amid strong earnings growth. The emergence of the highly infectious Omicron variant led to a spike in equity market volatility at the end of November and markets stumbled globally as rising hospitalizations in parts of Europe and concerns about the new variant dominated sentiment across regions. In Europe, new mobility constraints were reintroduced in several countries to curb the spread of the fourth COVID-19 wave, but equity markets still posted positive returns over the quarter recovering from a decline in November. However, Asia Pacific developed markets underperformed its Europe counterparts during the quarter dragging the Index lower.
The Index declined 6.44% in the first quarter of 2022. Global economic growth and equity markets faced multiple headwinds in the first quarter. Investor sentiment was weighed down by concerns around the Russia-Ukraine war and the tightening stance adopted by central banks in the wake of surging inflation. Rising geopolitical tensions with Russia pushed energy and commodity prices to extreme levels, which led to a surge in inflation, increased supply chain disruptions, and global growth risks.
The Index delivered the worst quarter of this fiscal year by dropping 18.24% in the second quarter of 2022. Persistent inflation pressure forced central banks to accelerate tightening, risking a hard landing. Incoming data from key developed markets pointed toward broad-based deceleration in economic activities. Geopolitical risks remained elevated amid the ongoing Russia-Ukraine war and continued escalations between the United States and China over Taiwan. The expectations for the path of interest rates hikes contributed to a decline in equity valuations, along with concerns about the growth outlook. Recession fears rose due to a consumer squeeze from higher prices and borrowing costs.
The Index ended continued the downward trend by losing 9.30% in the third quarter of 2022. Global markets declined and growth stumbled in the third quarter as inflation remained persistently high, geopolitical tensions escalated, and central banks raised aggressively, signaling larger-than-expected future hikes. Global economic growth expectations ratcheted down amid monetary tightening and sustained high inflation, leading to more hawkish central banks. Equity markets had a difficult first half of the year. The third quarter of 2022 began with a relief rally but ended back in doldrums with recession fears and central bank tightening driving market volatility.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were New Hope Corporation Limited, Vermilion Energy Inc., and Whitehaven Coal Limited. The top negative contributors to the Fund’s performance during the Reporting Period were AVZ Minerals Ltd., J D Wetherspoon Plc and BNC Korea Co., Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
26

SPDR S&P International Small Cap ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Developed Ex-U.S. Under USD2 Billion Index	Net Asset Value	Market Value	S&P Developed Ex-U.S. Under USD2 Billion Index
ONE YEAR	(30.36)%	(30.01)%	(31.50)%	(30.36)%	(30.01)%	(31.50)%
FIVE YEARS	(10.90)%	(11.27)%	(11.66)%	(2.28)%	(2.36)%	(2.45)%
TEN YEARS	43.92%	44.64%	42.57%	3.71%	3.76%	3.61%
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P International Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
27

SPDR S&P International Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Advantage Energy, Ltd.	0.3%
NTT UD REIT Investment Corp. REIT	0.2
Shochiku Co., Ltd.	0.2
Valora Holding AG	0.2
Nakanishi, Inc.	0.2
NIPPON REIT Investment Corp. REIT	0.2
Kotobuki Spirits Co., Ltd.	0.2
Fuji Soft, Inc.	0.2
Nikkon Holdings Co., Ltd.	0.2
Uni-Select, Inc.	0.2
TOTAL	2.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
28

SPDR S&P North American Natural Resources ETF
MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)
The SPDR S&P North American Natural Resources ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks publicly-traded North American companies in natural resources and/or commodities businesses. The Fund’s benchmark is the S&P BMI North American Natural Resources Index (the “Index”).
For the 12-month period ended September 30, 2022 (the “Reporting Period”), the total return for the Fund was 22.91%, and the Index was 22.69%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Positive impact from the treatment of tax withholdings was the primary contributor to the difference between the Fund’s performance and that of the Index.
The Fund had positive performance in two of four quarters of the Reporting Period. Performance in the first and second quarters of the Reporting Period was positive due to increased commodity prices as a result of freezes, flood, drought, the Russia-Ukraine war and pandemic induced supply chain bottlenecks. Performance was also helped by the signing of the $1.2 trillion bipartisan Infrastructure Investment and Jobs Act in the United States and strong earnings growth despite the emergence of a new variant of the COVID virus. Performance in the third and fourth quarters of the Reporting Period was negative on the back of rising inflation, tighter monetary policy, declining consumer sentiment and recessionary fears despite lower levels of unemployment and positive earnings.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were ConocoPhillips, Chevron Corporation and Exxon Mobil Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Newmont Corporation, Agnico Eagle Mines Limited, and Wheaton Precious Metals Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
29

SPDR S&P North American Natural Resources ETF
Performance Summary (Unaudited)
Performance as of September 30, 2022
	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P BMI North American Natural Resources Index	Net Asset Value	Market Value	S&P BMI North American Natural Resources Index
ONE YEAR	22.91%	22.70%	22.69%	22.91%	22.70%	22.69%
FIVE YEARS	59.00%	58.51%	57.40%	9.72%	9.65%	9.50%
SINCE INCEPTION(1)	126.32%	125.81%	124.06%	12.77%	12.73%	12.61%
(1)	For the period ended December 15, 2015 to September 30, 2022. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/15, 12/16/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P North American Natural Resources ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended September 30, 2022.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit https://www.ssga.com/spdrs for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
30

SPDR S&P North American Natural Resources ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of September 30, 2022

Description	% of Net Assets
Exxon Mobil Corp.	9.4%
Freeport-McMoRan, Inc.	7.5
Chevron Corp.	7.4
Newmont Corp.	6.1
Barrick Gold Corp.	4.9
Nutrien, Ltd.	4.9
Archer-Daniels-Midland Co.	4.8
Franco-Nevada Corp.	4.7
Corteva, Inc.	4.5
ConocoPhillips	4.3
TOTAL	58.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
31

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 2.6%
BWP Trust REIT	439,838	$ 1,046,337
Centuria Industrial REIT	465,791	775,654
Charter Hall Long Wale REIT	544,049	1,388,691
Charter Hall Retail REIT	447,682	1,059,241
Dexus REIT	936,718	4,649,469
GPT Group REIT	1,685,083	4,149,514
National Storage REIT	931,956	1,336,218
Scentre Group REIT	4,524,364	7,388,707
Shopping Centres Australasia Property Group REIT	967,612	1,461,996
Vicinity Centres REIT	3,404,762	3,798,074
Waypoint REIT, Ltd.	615,051	937,209
		27,991,110
AUSTRIA — 0.1%
CA Immobilien Anlagen AG (a)	40,407	1,203,375
BELGIUM — 0.7%
Aedifica SA REIT	34,657	2,677,093
Cofinimmo SA REIT	26,093	2,167,658
Warehouses De Pauw CVA REIT	124,391	3,061,113
		7,905,864
BRAZIL — 0.3%
Aliansce Sonae Shopping Centers SA	113,600	417,952
BR Malls Participacoes SA	600,321	1,046,623
BR Properties SA	108,600	166,850
Iguatemi SA (b)	151,490	570,239
Iguatemi SA (b)	7,260	3,758
Multiplan Empreendimentos Imobiliarios SA	231,700	1,035,375
		3,240,797
CANADA — 1.3%
Artis Real Estate Investment Trust	54,764	378,232
Boardwalk Real Estate Investment Trust	19,355	651,623
Canadian Apartment Properties REIT	75,340	2,308,369
Dream Industrial Real Estate Investment Trust	112,654	879,719
Dream Office Real Estate Investment Trust	23,327	276,383
First Capital Real Estate Investment Trust	90,576	996,695
Granite Real Estate Investment Trust	28,582	1,386,821
H&R Real Estate Investment Trust	116,279	880,100
InterRent Real Estate Investment Trust	64,650	539,671
NorthWest Healthcare Properties Real Estate Investment Trust	99,928	770,887
Security Description	Shares	Value
Primaris Real Estate Investment Trust	43,225	$ 402,349
RioCan Real Estate Investment Trust	128,974	1,747,750
SmartCentres Real Estate Investment Trust	61,335	1,158,359
Summit Industrial Income REIT	85,074	1,059,362
		13,436,320
FINLAND — 0.2%
Kojamo Oyj	154,559	1,986,547
FRANCE — 1.2%
Covivio REIT	40,293	1,954,704
Gecina SA REIT	47,836	3,770,090
Klepierre SA REIT (a)	172,268	3,020,845
Unibail-Rodamco-Westfield REIT (a)	93,031	3,908,445
		12,654,084
GERMANY — 0.7%
Aroundtown SA	800,541	1,770,052
Deutsche EuroShop AG	8,676	196,507
Deutsche Wohnen SE	44,030	841,328
Grand City Properties SA	66,560	663,792
LEG Immobilien SE	64,063	3,850,911
		7,322,590
HONG KONG — 2.3%
Hang Lung Properties, Ltd.	1,631,018	2,676,150
Hysan Development Co., Ltd.	516,731	1,302,047
Link REIT	1,841,974	12,882,250
Swire Properties, Ltd.	937,800	2,018,984
Wharf Real Estate Investment Co., Ltd.	1,349,000	6,135,021
		25,014,452
ISRAEL — 0.2%
Azrieli Group, Ltd.	31,605	2,169,759
JAPAN — 10.0%
Activia Properties, Inc. REIT	656	1,917,082
Advance Residence Investment Corp. REIT	1,224	2,997,741
Aeon Mall Co., Ltd.	86,200	958,803
AEON REIT Investment Corp.	1,470	1,584,303
Comforia Residential REIT, Inc.	562	1,277,405
Daiwa House REIT Investment Corp.	1,859	3,865,826
Daiwa Office Investment Corp. REIT	262	1,216,374
Daiwa Securities Living Investments Corp. REIT	1,966	1,559,272
Frontier Real Estate Investment Corp. REIT	440	1,620,229
Fukuoka REIT Corp.	620	722,609
Global One Real Estate Investment Corp. REIT	856	648,749
GLP J-REIT (a)	3,951	4,370,134
Hoshino Resorts REIT, Inc.	219	1,015,227

See accompanying notes to financial statements.
32

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Hulic Co., Ltd.	520,700	$ 3,823,995
Hulic REIT, Inc.	1,105	1,263,446
Ichigo Office REIT Investment Corp.	1,406	827,602
Industrial & Infrastructure Fund Investment Corp. REIT	1,832	2,076,971
Invincible Investment Corp. REIT	5,266	1,658,984
Japan Excellent, Inc. REIT	1,093	1,007,332
Japan Hotel REIT Investment Corp.	3,983	1,984,002
Japan Logistics Fund, Inc. REIT	820	1,759,024
Japan Metropolitan Fund Invest REIT	6,150	4,622,750
Japan Prime Realty Investment Corp. REIT	886	2,405,596
Japan Real Estate Investment Corp. REIT	1,206	4,974,141
Kenedix Office Investment Corp. REIT	372	1,750,195
Kenedix Residential Next Investment Corp. REIT	919	1,359,977
Kenedix Retail REIT Corp. (a)	501	925,887
LaSalle Logiport REIT	1,591	1,779,563
Mitsubishi Estate Logistics REIT Investment Corp. (a)	389	1,213,399
Mitsui Fudosan Co., Ltd.	832,000	15,832,975
Mitsui Fudosan Logistics Park, Inc. REIT (a)	474	1,620,989
Mori Hills REIT Investment Corp.	1,408	1,520,401
Mori Trust Sogo REIT, Inc.	858	816,240
Nippon Accommodations Fund, Inc. REIT	448	2,030,384
Nippon Building Fund, Inc. REIT	1,482	6,511,810
Nippon Prologis REIT, Inc. (a)	2,326	5,086,041
NIPPON REIT Investment Corp.	388	987,792
Nomura Real Estate Master Fund, Inc. REIT (a)	4,105	4,529,127
NTT UD REIT Investment Corp.	1,208	1,232,662
Orix JREIT, Inc.	2,432	3,108,363
Sekisui House REIT, Inc.	3,921	2,199,628
Tokyu REIT, Inc.	843	1,147,917
United Urban Investment Corp. REIT	2,756	2,846,537
		106,657,484
MALTA — 0.0% (c)
BGP Holdings PLC (d)	1,313,937	—
MEXICO — 0.2%
Fibra Uno Administracion SA de CV REIT	2,469,245	2,545,689
Security Description	Shares	Value
ROMANIA — 0.2%
NEPI Rockcastle NV	411,323	$ 1,855,159
SAUDI ARABIA — 0.1%
Arabian Centres Co., Ltd.	138,732	716,370
SINGAPORE — 3.3%
CapitaLand Ascott Trust	1,672,900	1,142,548
CapitaLand China Trust REIT	1,065,200	772,045
CapitaLand Integrated Commercial Trust REIT	4,387,207	5,870,400
Capitaland Investment, Ltd.	2,140,817	5,177,110
CapLand Ascendas REIT	2,953,091	5,536,145
Frasers Centrepoint Trust REIT	925,693	1,399,926
Frasers Logistics & Commercial Trust REIT	2,507,400	2,149,350
Keppel DC REIT (e)	1,142,500	1,353,579
Keppel REIT	1,701,912	1,174,223
Mapletree Industrial Trust REIT	1,726,832	2,864,214
Mapletree Logistics Trust REIT (e)	2,827,863	3,074,407
Mapletree Pan Asia Commercial Trust REIT	2,001,231	2,398,855
Suntec Real Estate Investment Trust	1,959,295	2,089,150
		35,001,952
SOUTH AFRICA — 0.4%
Growthpoint Properties, Ltd. REIT	2,971,424	1,949,261
Hyprop Investments, Ltd. REIT	321,398	614,630
Redefine Properties, Ltd. REIT	5,801,633	1,145,962
		3,709,853
SPAIN — 0.3%
Inmobiliaria Colonial Socimi SA REIT	256,929	1,242,393
Merlin Properties Socimi SA REIT	294,883	2,283,613
		3,526,006
SWEDEN — 1.0%
Castellum AB	250,831	2,828,700
Fabege AB	232,741	1,591,804
Hufvudstaden AB Class A	101,453	1,118,063
Sagax AB Class B	163,298	2,710,475
Samhallsbyggnadsbolaget i Norden AB	925,791	1,014,845
Wihlborgs Fastigheter AB	238,561	1,447,811
		10,711,698
SWITZERLAND — 0.9%
PSP Swiss Property AG	40,356	4,059,176
Swiss Prime Site AG	67,465	5,415,022
		9,474,198
THAILAND — 0.2%
Central Pattana PCL NVDR	1,171,400	2,026,348
UNITED KINGDOM — 3.8%
Assura PLC REIT	2,582,867	1,545,424

See accompanying notes to financial statements.
33

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Big Yellow Group PLC REIT	153,008	$ 1,810,509
British Land Co. PLC REIT	825,274	3,230,834
Capital & Counties Properties PLC REIT	734,297	871,336
Derwent London PLC REIT	99,196	2,236,795
Grainger PLC	660,298	1,690,885
Great Portland Estates PLC REIT	219,365	1,077,459
Hammerson PLC REIT	2,995,138	598,481
Land Securities Group PLC REIT	660,764	3,848,851
LondonMetric Property PLC REIT	857,962	1,671,261
LXI REIT PLC	1,489,575	2,061,887
Primary Health Properties PLC REIT	1,200,381	1,519,543
Safestore Holdings PLC REIT	186,509	1,747,838
Segro PLC REIT	1,054,258	8,861,813
Shaftesbury PLC REIT (e)	249,075	1,022,640
Supermarket Income REIT PLC (e)	1,072,974	1,281,603
Tritax Big Box REIT PLC	1,645,333	2,494,217
UNITE Group PLC REIT	351,129	3,365,020
		40,936,396
UNITED STATES — 69.2%
Acadia Realty Trust REIT	83,480	1,053,518
Agree Realty Corp. REIT	69,548	4,700,054
Alexandria Real Estate Equities, Inc. REIT	129,548	18,161,334
American Assets Trust, Inc. REIT	45,452	1,169,025
American Homes 4 Rent Class A, REIT	264,518	8,678,836
Americold Realty Trust, Inc. REIT	234,674	5,772,980
Apartment Income REIT Corp.	134,294	5,186,434
Apartment Investment & Management Co. Class A, REIT	130,819	954,979
Apple Hospitality REIT, Inc.	188,151	2,645,403
Ashford Hospitality Trust, Inc. REIT (a)(e)	28,504	194,112
AvalonBay Communities, Inc. REIT	121,959	22,463,628
Boston Properties, Inc. REIT	124,338	9,321,620
Brandywine Realty Trust REIT	147,884	998,217
Brixmor Property Group, Inc. REIT	263,446	4,865,848
Broadstone Net Lease, Inc. REIT	150,034	2,330,028
Camden Property Trust REIT	92,919	11,099,175
CareTrust REIT, Inc.	86,580	1,567,964
Centerspace REIT	14,072	947,327
Chatham Lodging Trust REIT (a)	45,538	449,460
City Office REIT, Inc.	40,205	400,844
Security Description	Shares	Value
Community Healthcare Trust, Inc. REIT	20,103	$ 658,373
Corporate Office Properties Trust REIT	99,437	2,309,921
Cousins Properties, Inc. REIT	130,995	3,058,733
CubeSmart REIT	195,699	7,839,702
DiamondRock Hospitality Co. REIT	182,215	1,368,435
Digital Realty Trust, Inc. REIT	250,757	24,870,079
DigitalBridge Group, Inc.	128,278	1,604,758
Diversified Healthcare Trust REIT	230,427	228,146
Douglas Emmett, Inc. REIT	155,273	2,784,045
Duke Realty Corp. REIT	335,808	16,185,946
Easterly Government Properties, Inc. REIT	78,696	1,241,036
EastGroup Properties, Inc. REIT	37,972	5,480,878
Empire State Realty Trust, Inc. Class A, REIT	117,107	768,222
EPR Properties REIT	66,216	2,374,506
Equinix, Inc. REIT	79,574	45,264,874
Equity Commonwealth REIT	96,699	2,355,588
Equity LifeStyle Properties, Inc. REIT	153,410	9,640,284
Equity Residential REIT	295,370	19,854,771
Essential Properties Realty Trust, Inc. REIT	121,777	2,368,563
Essex Property Trust, Inc. REIT	56,752	13,747,037
Extra Space Storage, Inc. REIT	116,849	20,180,991
Federal Realty Investment Trust REIT	63,425	5,715,861
First Industrial Realty Trust, Inc. REIT	116,127	5,203,651
Four Corners Property Trust, Inc. REIT	71,661	1,733,480
Franklin Street Properties Corp. REIT	90,653	238,417
Getty Realty Corp. REIT	37,089	997,323
Global Medical REIT, Inc.	55,781	475,254
Global Net Lease, Inc. REIT	89,745	955,784
Healthcare Realty Trust, Inc. REIT	331,699	6,915,924
Healthpeak Properties, Inc. REIT	470,558	10,785,189
Hersha Hospitality Trust Class A, REIT	27,554	219,881
Highwoods Properties, Inc. REIT	92,987	2,506,930
Host Hotels & Resorts, Inc. REIT	623,409	9,899,735
Hudson Pacific Properties, Inc. REIT	111,672	1,222,808
Independence Realty Trust, Inc. REIT	194,437	3,252,931
Industrial Logistics Properties Trust REIT	59,563	327,596

See accompanying notes to financial statements.
34

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT	24,735	$ 2,189,047
Invitation Homes, Inc. REIT	505,848	17,082,487
JBG SMITH Properties REIT	86,323	1,603,881
Kilroy Realty Corp. REIT	92,456	3,893,322
Kimco Realty Corp. REIT	539,324	9,928,955
Kite Realty Group Trust REIT	193,438	3,331,002
Life Storage, Inc. REIT	73,546	8,145,955
LTC Properties, Inc. REIT	35,943	1,346,065
LXP Industrial Trust REIT	243,136	2,227,126
Macerich Co. REIT	191,372	1,519,494
Medical Properties Trust, Inc. REIT	521,999	6,190,908
Mid-America Apartment Communities, Inc. REIT	100,663	15,609,811
National Health Investors, Inc. REIT	38,799	2,193,307
National Retail Properties, Inc. REIT	154,317	6,151,076
National Storage Affiliates Trust REIT	74,040	3,078,583
Necessity Retail REIT, Inc.	116,094	682,633
NETSTREIT Corp. (e)	41,112	732,205
NexPoint Residential Trust, Inc. REIT	19,731	911,770
Office Properties Income Trust REIT	41,592	584,368
Omega Healthcare Investors, Inc. REIT	203,921	6,013,630
Orion Office REIT, Inc.	52,603	460,276
Paramount Group, Inc. REIT	141,371	880,741
Park Hotels & Resorts, Inc. REIT	195,456	2,200,835
Pebblebrook Hotel Trust REIT	117,048	1,698,366
Piedmont Office Realty Trust, Inc. Class A, REIT	106,445	1,124,059
Plymouth Industrial REIT, Inc.	31,307	526,271
Prologis, Inc. REIT	647,171	65,752,574
Public Storage REIT	138,177	40,459,607
Realty Income Corp. REIT	538,920	31,365,144
Regency Centers Corp. REIT	134,218	7,227,639
Retail Opportunity Investments Corp. REIT	111,277	1,531,172
Rexford Industrial Realty, Inc. REIT	149,092	7,752,784
RLJ Lodging Trust REIT	141,107	1,428,003
RPT Realty REIT	78,065	590,171
Ryman Hospitality Properties, Inc. REIT	48,593	3,575,959
Seritage Growth Properties Class A, REIT (a)(e)	34,043	307,068
Service Properties Trust REIT	142,530	739,731
Simon Property Group, Inc. REIT	285,596	25,632,241
SITE Centers Corp. REIT	161,887	1,733,810
SL Green Realty Corp. REIT	56,667	2,275,747
Spirit Realty Capital, Inc. REIT	119,255	4,312,261
Security Description	Shares	Value
STAG Industrial, Inc. REIT	157,683	$ 4,482,928
STORE Capital Corp. REIT	231,510	7,253,208
Summit Hotel Properties, Inc. REIT	91,852	617,245
Sun Communities, Inc. REIT	107,851	14,595,476
Sunstone Hotel Investors, Inc. REIT	184,242	1,735,560
Tanger Factory Outlet Centers, Inc. REIT	90,067	1,232,117
Terreno Realty Corp. REIT	57,840	3,064,942
UDR, Inc. REIT	265,375	11,068,791
UMH Properties, Inc. REIT	45,753	738,911
Universal Health Realty Income Trust REIT	10,835	468,180
Urban Edge Properties REIT	101,719	1,356,931
Ventas, Inc. REIT	348,707	14,007,560
Veris Residential, Inc. REIT (a)	68,251	776,014
Vornado Realty Trust REIT	140,120	3,245,179
Washington Real Estate Investment Trust	77,586	1,362,410
Welltower, Inc. REIT	404,324	26,006,120
WP Carey, Inc. REIT	181,006	12,634,219
Xenia Hotels & Resorts, Inc. REIT	101,257	1,396,334
		738,628,647
TOTAL COMMON STOCKS (Cost $1,265,221,223)		1,058,714,698

PREFERRED STOCKS — 0.0% (c)
BRAZIL — 0.0% (c)
Iguatemi SA , REIT (a) (Cost: $59,402)	37,010	58,298
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f)(g)	2,275,629	2,276,084
State Street Navigator Securities Lending Portfolio II (h)(i)	966,746	966,746
TOTAL SHORT-TERM INVESTMENTS (Cost $3,242,792)		3,242,830
TOTAL INVESTMENTS — 99.5% (Cost $1,268,523,417)		1,062,015,826
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		4,989,342
NET ASSETS — 100.0%		$ 1,067,005,168
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
35

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	All or a portion of the shares of the security are on loan at September 30, 2022.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	270	12/16/2022	$9,544,788	$8,577,900	$(966,888)

During the year ended September 30, 2022, average notional value related to futures contracts was $6,977,308.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,058,714,698	$—	$ 0(a)	$1,058,714,698
Preferred Stocks	58,298	—	—	58,298
Short-Term Investments	3,242,830	—	—	3,242,830
TOTAL INVESTMENTS	$1,062,015,826	$—	$ 0	$1,062,015,826
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(966,888)	—	—	(966,888)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (966,888)	$—	$—	$ (966,888)
(a)	Fund held a Level 3 security that was valued at $0 at September 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,838,198	$1,838,566	$120,028,371	$ 119,590,936	$45	$38	2,275,629	$2,276,084	$17,450
State Street Navigator Securities Lending Portfolio II	1,555,303	1,555,303	88,677,391	89,265,948	—	—	966,746	966,746	43,973
Total		$3,393,869	$208,705,762	$208,856,884	$45	$38		$3,242,830	$61,423
See accompanying notes to financial statements.
36

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 8.7%
BWP Trust REIT	612,302	$ 1,456,614
Centuria Industrial REIT (a)	688,444	1,146,425
Charter Hall Long Wale REIT (a)	812,332	2,073,487
Charter Hall Retail REIT	645,314	1,526,849
Dexus REIT	1,344,741	6,674,721
GPT Group REIT	2,394,768	5,897,112
National Storage REIT	1,343,044	1,925,627
Scentre Group REIT	6,491,066	10,600,514
Shopping Centres Australasia Property Group REIT	1,393,701	2,105,788
Vicinity Centres REIT	4,837,137	5,395,914
Waypoint REIT, Ltd.	902,643	1,375,440
		40,178,491
AUSTRIA — 0.4%
CA Immobilien Anlagen AG (b)	57,135	1,701,558
BELGIUM — 2.5%
Aedifica SA REIT	49,616	3,832,607
Cofinimmo SA REIT	37,345	3,102,410
Warehouses De Pauw CVA REIT	177,209	4,360,901
		11,295,918
BRAZIL — 1.0%
Aliansce Sonae Shopping Centers SA	170,800	628,400
BR Malls Participacoes SA	867,442	1,512,332
BR Properties SA	162,992	250,416
Iguatemi SA (c)	242,345	912,235
Iguatemi SA (c)	10,201	5,281
Multiplan Empreendimentos Imobiliarios SA	331,262	1,480,278
		4,788,942
CANADA — 4.1%
Artis Real Estate Investment Trust	70,342	485,823
Boardwalk Real Estate Investment Trust	28,066	944,895
Canadian Apartment Properties REIT	105,994	3,247,587
Dream Industrial Real Estate Investment Trust	157,207	1,227,635
Dream Office Real Estate Investment Trust	29,540	349,995
First Capital Real Estate Investment Trust	130,887	1,440,276
Granite Real Estate Investment Trust	40,065	1,943,986
H&R Real Estate Investment Trust	162,914	1,233,074
InterRent Real Estate Investment Trust	86,543	722,425
Security Description	Shares	Value
NorthWest Healthcare Properties Real Estate Investment Trust	147,470	$ 1,137,646
Primaris Real Estate Investment Trust	63,444	590,553
RioCan Real Estate Investment Trust	185,627	2,515,465
SmartCentres Real Estate Investment Trust	89,543	1,691,089
Summit Industrial Income REIT	117,488	1,462,989
		18,993,438
FINLAND — 0.6%
Kojamo Oyj	222,300	2,857,223
FRANCE — 3.9%
Covivio REIT	57,976	2,812,546
Gecina SA REIT	67,961	5,356,198
Klepierre SA REIT (b)	243,798	4,275,176
Unibail-Rodamco-Westfield REIT (b)	133,576	5,611,833
		18,055,753
GERMANY — 2.3%
Aroundtown SA	1,151,893	2,546,915
Deutsche EuroShop AG	12,053	272,995
Deutsche Wohnen SE	64,859	1,239,330
Grand City Properties SA	96,516	962,538
LEG Immobilien SE	92,414	5,555,126
		10,576,904
HONG KONG — 7.8%
Hang Lung Properties, Ltd.	2,304,755	3,781,608
Hysan Development Co., Ltd.	744,846	1,876,846
Link REIT	2,641,594	18,474,568
Swire Properties, Ltd.	1,315,200	2,831,486
Wharf Real Estate Investment Co., Ltd.	1,936,000	8,804,596
		35,769,104
ISRAEL — 0.7%
Azrieli Group, Ltd.	45,453	3,120,457
JAPAN — 33.0%
Activia Properties, Inc. REIT	914	2,671,056
Advance Residence Investment Corp. REIT	1,731	4,239,452
Aeon Mall Co., Ltd.	121,340	1,349,666
AEON REIT Investment Corp.	2,118	2,282,690
Comforia Residential REIT, Inc.	813	1,847,919
Daiwa House REIT Investment Corp.	2,675	5,562,714
Daiwa Office Investment Corp. REIT	362	1,680,638
Daiwa Securities Living Investments Corp. REIT	2,753	2,183,456
Frontier Real Estate Investment Corp. REIT	646	2,378,790
Fukuoka REIT Corp.	924	1,076,920

See accompanying notes to financial statements.
37

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Global One Real Estate Investment Corp. REIT	1,181	$ 895,062
GLP J-REIT (b)	5,613	6,208,444
Hoshino Resorts REIT, Inc.	319	1,478,801
Hulic Co., Ltd.	750,290	5,510,092
Hulic REIT, Inc.	1,599	1,828,281
Ichigo Office REIT Investment Corp.	1,909	1,123,678
Industrial & Infrastructure Fund Investment Corp. REIT	2,586	2,931,795
Invincible Investment Corp. REIT	7,702	2,426,413
Japan Excellent, Inc. REIT	1,617	1,490,261
Japan Hotel REIT Investment Corp.	5,637	2,807,888
Japan Logistics Fund, Inc. REIT	1,166	2,501,247
Japan Metropolitan Fund Invest REIT	8,737	6,567,312
Japan Prime Realty Investment Corp. REIT	1,246	3,383,039
Japan Real Estate Investment Corp. REIT	1,732	7,143,625
Kenedix Office Investment Corp. REIT	536	2,521,787
Kenedix Residential Next Investment Corp. REIT	1,320	1,953,394
Kenedix Retail REIT Corp. (b)	736	1,360,185
LaSalle Logiport REIT	2,252	2,518,904
Mitsubishi Estate Logistics REIT Investment Corp. (b)	571	1,781,108
Mitsui Fudosan Co., Ltd.	1,193,100	22,704,715
Mitsui Fudosan Logistics Park, Inc. REIT (b)	683	2,335,728
Mori Hills REIT Investment Corp.	2,033	2,195,294
Mori Trust Sogo REIT, Inc.	1,201	1,142,545
Nippon Accommodations Fund, Inc. REIT	628	2,846,164
Nippon Building Fund, Inc. REIT	2,127	9,345,898
Nippon Prologis REIT, Inc. (b)	3,338	7,298,884
NIPPON REIT Investment Corp.	572	1,456,230
Nomura Real Estate Master Fund, Inc. REIT (b)	5,895	6,504,069
NTT UD REIT Investment Corp.	1,769	1,805,115
Orix JREIT, Inc.	3,449	4,408,201
Sekisui House REIT, Inc.	5,535	3,105,061
Tokyu REIT, Inc.	1,178	1,604,089
United Urban Investment Corp. REIT	3,896	4,023,987
		152,480,597
MALTA — 0.0% (d)
BGP Holdings PLC (e)	32,410,441	—
Security Description	Shares	Value
MEXICO — 0.8%
Fibra Uno Administracion SA de CV REIT	3,595,734	$ 3,707,053
ROMANIA — 0.6%
NEPI Rockcastle NV	578,087	2,607,302
SAUDI ARABIA — 0.2%
Arabian Centres Co., Ltd.	201,098	1,038,409
SINGAPORE — 10.9%
CapitaLand Ascott Trust	2,451,100	1,674,039
CapitaLand China Trust REIT	1,444,000	1,046,596
CapitaLand Integrated Commercial Trust REIT	6,296,233	8,424,815
Capitaland Investment, Ltd.	3,069,303	7,422,456
CapLand Ascendas REIT	4,202,189	7,877,823
Frasers Centrepoint Trust REIT	1,356,538	2,051,493
Frasers Logistics & Commercial Trust REIT	3,601,800	3,087,472
Keppel DC REIT (a)	1,670,400	1,979,009
Keppel REIT	2,499,853	1,724,757
Mapletree Industrial Trust REIT	2,477,287	4,108,957
Mapletree Logistics Trust REIT	4,021,817	4,372,454
Mapletree Pan Asia Commercial Trust REIT	2,877,171	3,448,836
Suntec Real Estate Investment Trust	2,799,176	2,984,695
		50,203,402
SOUTH AFRICA — 1.1%
Growthpoint Properties, Ltd. REIT	4,285,480	2,811,284
Hyprop Investments, Ltd. REIT	427,552	817,636
Redefine Properties, Ltd. REIT	8,359,321	1,651,167
		5,280,087
SPAIN — 1.1%
Inmobiliaria Colonial Socimi SA REIT	370,404	1,791,108
Merlin Properties Socimi SA REIT	416,724	3,227,165
		5,018,273
SWEDEN — 3.3%
Castellum AB (a)	358,626	4,044,338
Fabege AB (a)	334,611	2,288,531
Hufvudstaden AB Class A	149,594	1,648,601
Sagax AB Class B	234,631	3,894,483
Samhallsbyggnadsbolaget i Norden AB (a)	1,335,170	1,463,604
Wihlborgs Fastigheter AB	337,347	2,047,337
		15,386,894
SWITZERLAND — 2.9%
PSP Swiss Property AG	57,341	5,767,598
Swiss Prime Site AG	95,926	7,699,420
		13,467,018
THAILAND — 0.6%
Central Pattana PCL NVDR	1,681,759	2,909,193

See accompanying notes to financial statements.
38

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
UNITED KINGDOM — 12.7%
Assura PLC REIT	3,695,335	$ 2,211,054
Big Yellow Group PLC REIT	219,625	2,598,773
British Land Co. PLC REIT	1,172,423	4,589,874
Capital & Counties Properties PLC REIT	1,077,649	1,278,767
Derwent London PLC REIT	140,306	3,163,795
Grainger PLC	925,688	2,370,493
Great Portland Estates PLC REIT	321,111	1,577,207
Hammerson PLC REIT (a)	4,429,804	885,153
Intu Properties PLC REIT (a)(b)(d)	137,856	—
Land Securities Group PLC REIT	939,273	5,471,125
LondonMetric Property PLC REIT	1,237,784	2,411,132
LXI REIT PLC (a)	2,142,020	2,965,008
Primary Health Properties PLC REIT	1,664,227	2,106,718
Safestore Holdings PLC REIT	263,319	2,467,650
Segro PLC REIT	1,512,221	12,711,328
Shaftesbury PLC REIT (a)	365,116	1,499,075
Supermarket Income REIT PLC (a)	1,546,515	1,847,220
Tritax Big Box REIT PLC	2,335,413	3,540,333
UNITE Group PLC REIT	500,144	4,793,095
		58,487,800
TOTAL COMMON STOCKS (Cost $687,475,348)		457,923,816

PREFERRED STOCKS — 0.0% (d)
BRAZIL — 0.0% (d)
Iguatemi SA , REIT (b) (Cost: $83,461)	52,000	81,910
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f)(g)	432,480	432,567
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h)(i)	7,294,630	$ 7,294,630
TOTAL SHORT-TERM INVESTMENTS (Cost $7,727,174)		7,727,197
TOTAL INVESTMENTS — 100.9% (Cost $695,285,983)		465,732,923
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(4,289,552)
NET ASSETS — 100.0%		$ 461,443,371
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended September 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$457,923,816	$—	$ 0(a)	$457,923,816
Preferred Stocks	81,910	—	—	81,910
Short-Term Investments	7,727,197	—	—	7,727,197
TOTAL INVESTMENTS	$465,732,923	$—	$ 0	$465,732,923
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2022.
See accompanying notes to financial statements.
39

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	316,823	$ 316,886	$ 52,779,663	$ 52,663,617	$(388)	$23	432,480	$ 432,567	$ 6,884
State Street Navigator Securities Lending Portfolio II	25,001,714	25,001,714	124,849,898	142,556,982	—	—	7,294,630	7,294,630	130,529
Total		$25,318,600	$177,629,561	$195,220,599	$(388)	$23		$7,727,197	$137,413
See accompanying notes to financial statements.
40

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 7.4%
4DS Memory, Ltd. (a)(b)	4,656,885	$ 74,854
88 Energy, Ltd. (a)(b)	25,405,880	130,678
Abacus Property Group REIT	212,653	340,446
Actinogen Medical, Ltd. (a)	19,862,911	1,136,606
AGL Energy, Ltd. (b)	423,608	1,862,934
Allkem, Ltd. (a)	467,755	4,165,291
ALS, Ltd.	289,628	1,886,371
Altium, Ltd.	68,363	1,513,336
Alumina, Ltd.	4,050,228	3,294,179
AMP, Ltd. (a)(b)	2,221,157	1,563,762
Ampol, Ltd.	160,877	2,973,781
Andromeda Metals, Ltd. (a)	2,557,114	72,340
Ansell, Ltd.	349,998	5,668,536
Anteotech, Ltd. (a)(b)	9,995,903	302,063
APA Group Stapled Security	1,104,365	6,809,393
Archer Materials, Ltd. (a)(b)	344,734	173,993
Ardent Leisure Group, Ltd. (b)	3,375,885	1,128,673
Argosy Minerals, Ltd. (a)(b)	1,079,610	350,538
Aristocrat Leisure, Ltd.	615,932	13,036,763
ASX, Ltd.	122,120	5,634,383
Atlas Arteria, Ltd. Stapled Security (b)	564,733	2,262,082
Aurizon Holdings, Ltd.	1,313,330	2,913,199
AusNet Services, Ltd.	5,591	9,355
Australia & New Zealand Banking Group, Ltd.	1,475,113	21,624,064
Bank of Queensland, Ltd. (b)	374,151	1,566,048
Bendigo & Adelaide Bank, Ltd. (b)	363,129	1,818,761
Betmakers Technology Group, Ltd. (a)(b)	3,599,689	729,042
BHP Group, Ltd.	2,698,554	66,833,555
Bigtincan Holdings, Ltd. (a)(b)	474,742	163,301
BlueScope Steel, Ltd.	505,036	4,932,389
Boral, Ltd. (b)	148,828	255,490
Boss Energy, Ltd. (a)(b)	676,244	1,147,848
BrainChip Holdings, Ltd. (a)(b)	1,514,967	847,422
Brambles, Ltd.	1,350,733	9,909,057
Breville Group, Ltd. (b)	53,978	630,246
BWP Trust REIT	2,436,293	5,795,734
Calix, Ltd. (a)	126,067	468,497
carsales.com, Ltd.	305,588	3,695,747
Cettire, Ltd. (a)(b)	416,054	199,289
Chalice Mining, Ltd. (a)	671,123	1,695,789
Challenger, Ltd. (b)	396,756	1,492,301
Charter Hall Group REIT	262,147	1,934,924
Charter Hall Long Wale REIT	319,731	816,117
Cleanaway Waste Management, Ltd. (b)	1,173,076	2,043,961
Clinuvel Pharmaceuticals, Ltd. (b)	9,143	109,222
Cochlear, Ltd.	32,860	4,110,112
Security Description	Shares	Value
Coles Group, Ltd.	705,329	$ 7,450,861
Commonwealth Bank of Australia	958,412	55,890,334
Computershare, Ltd.	321,810	5,123,035
Core Lithium, Ltd. (a)(b)	2,113,480	1,501,542
CSL, Ltd.	281,432	51,573,426
CSR, Ltd.	1,408,454	4,029,766
De Grey Mining, Ltd. (a)(b)	695,527	465,077
Deterra Royalties, Ltd.	322,841	830,282
Dexus REIT	532,323	2,642,224
Domain Holdings Australia, Ltd. (b)	95,956	198,658
Domino's Pizza Enterprises, Ltd. (b)	36,530	1,210,048
Dubber Corp., Ltd. (a)(b)	1,216,644	434,144
Eagers Automotive, Ltd. (b)	98,277	694,427
Endeavour Group, Ltd.	636,471	2,864,533
Evolution Mining, Ltd.	869,202	1,145,649
Falcon Metals, Ltd. (a)	3,625	466
Family Zone Cyber Safety, Ltd. (a)(b)	1,461,017	300,595
Fenix Resources, Ltd. (b)	1,421,961	223,991
Firefinch, Ltd. (a)(b)	752,449	29,027
Flight Centre Travel Group, Ltd. (a)(b)	31,376	286,863
Fortescue Metals Group, Ltd.	1,022,445	11,057,148
Glencore PLC	6,759,723	36,080,601
Goodman Group REIT	944,543	9,583,097
GPT Group REIT	1,051,957	2,590,442
GWA Group, Ltd.	1,348,923	1,656,524
Harvey Norman Holdings, Ltd. (b)	349,199	907,051
Home Consortium, Ltd. REIT	131,263	379,780
IDP Education, Ltd. (b)	118,052	2,009,113
IGO, Ltd.	381,087	3,356,772
Iluka Resources, Ltd.	321,447	1,872,469
Imugene, Ltd. (a)(b)	5,595,161	647,534
Incitec Pivot, Ltd.	1,010,035	2,279,401
Ingenia Communities Group REIT	927,714	2,218,882
Insignia Financial, Ltd.	359,636	682,122
Insurance Australia Group, Ltd.	1,849,862	5,471,096
IRESS, Ltd.	110,592	634,258
JB Hi-Fi, Ltd. (b)	65,340	1,594,713
Kogan.com, Ltd. (a)(b)	87,849	172,272
LendLease Corp., Ltd. Stapled Security	336,726	1,931,162
Leo Lithium, Ltd. (a)	526,635	189,616
Liontown Resources, Ltd. (a)	1,421,355	1,361,652
Lottery Corp., Ltd. (a)	2,004,934	5,388,322
Lynas Rare Earths, Ltd. (a)(b)	510,267	2,480,256
Mach7 Technologies, Ltd. (a)(b)	366,912	126,210
Macquarie Group, Ltd.	226,656	22,258,566
Magellan Financial Group, Ltd. (b)	83,328	603,263

See accompanying notes to financial statements.
41

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Magnis Energy Technologies, Ltd. (a)(b)	980,022	$ 233,139
Medibank Pvt, Ltd.	1,642,619	3,664,743
Megaport, Ltd. (a)(b)	127,251	637,347
Mesoblast, Ltd. (a)(b)	424,872	213,074
Metals X, Ltd. (a)	498,444	84,926
Mincor Resources NL (a)	234,663	275,350
Mineral Resources, Ltd.	89,586	3,787,155
Mirvac Group REIT	2,261,089	2,827,577
National Australia Bank, Ltd.	1,754,568	32,500,544
Neometals, Ltd. (a)(b)	480,649	347,662
Newcrest Mining, Ltd. (c)	517,829	5,633,313
Newcrest Mining, Ltd. (b)(c)	36,626	404,098
NEXTDC, Ltd. (a)	250,432	1,420,154
nib holdings, Ltd.	261,165	1,247,616
Nine Entertainment Co. Holdings, Ltd.	286,441	343,472
Northern Star Resources, Ltd.	666,455	3,355,133
Noxopharm, Ltd. (a)(b)	2,485,992	287,706
Oneview Healthcare PLC CDI (a)	1,859,293	108,784
Opthea, Ltd. (a)	109,861	82,643
Orica, Ltd.	231,429	1,967,100
Origin Energy, Ltd.	1,342,893	4,463,845
Orora, Ltd.	899,898	1,735,768
OZ Minerals, Ltd. (b)	292,212	4,843,487
Paladin Energy, Ltd. (a)(b)	813,053	394,678
Paradigm Biopharmaceuticals, Ltd. (a)	128,991	104,498
Pendal Group, Ltd.	178,804	517,329
Peninsula Energy, Ltd. (a)	927,299	98,374
Perpetual, Ltd. (b)	180,454	2,736,980
Pilbara Minerals, Ltd. (a)	1,766,564	5,179,304
Pointerra, Ltd. (a)(b)	754,997	99,512
PointsBet Holdings, Ltd. (a)(b)	482,268	576,738
PolyNovo, Ltd. (a)(b)	864,964	722,967
Praemium, Ltd. (b)	501,660	216,103
Premier Investments, Ltd.	57,086	827,663
Pro Medicus, Ltd. (b)	27,359	882,866
Qantas Airways, Ltd. (a)	603,951	1,949,318
QBE Insurance Group, Ltd.	809,128	5,998,238
Qube Holdings, Ltd.	1,113,292	1,775,162
Queensland Pacific Metals, Ltd. (a)(b)	1,976,154	158,821
Ramsay Health Care, Ltd.	76,997	2,835,659
REA Group, Ltd.	30,942	2,284,844
Red 5, Ltd. (a)	502,665	61,406
Redbubble, Ltd. (a)(b)	308,109	124,802
Reece, Ltd.	160,703	1,448,602
Renascor Resources, Ltd. (a)(b)	3,097,599	368,446
Rio Tinto PLC	598,147	32,691,138
Rio Tinto, Ltd.	232,211	13,943,132
Santos, Ltd.	1,985,037	9,048,821
Security Description	Shares	Value
Sayona Mining, Ltd. (a)(b)	9,090,909	$ 1,373,575
Scentre Group REIT	3,118,028	5,092,029
SEEK, Ltd.	211,120	2,602,128
Shopping Centres Australasia Property Group REIT	649,039	980,654
Sierra Rutile Holdings, Ltd. (a)(b)	321,447	43,402
Silver Mines, Ltd. (a)(b)	4,439,582	470,981
Sonic Healthcare, Ltd.	365,142	7,179,206
South32, Ltd. (b)(c)	1,050,597	2,515,615
South32, Ltd. (c)	1,886,858	4,403,754
Splitit, Ltd. (a)	1,206,090	104,686
Stockland REIT	1,485,002	3,122,137
Suncorp Group, Ltd.	745,209	4,805,695
Tabcorp Holdings, Ltd.	2,146,586	1,290,438
Telix Pharmaceuticals, Ltd. (a)	344,571	1,047,893
Telstra Corp., Ltd.	2,586,845	6,403,366
Temple & Webster Group, Ltd. (a)(b)	164,379	529,494
TPG TELECOM, Ltd. (b)	139,951	436,410
Transurban Group Stapled Security	1,666,605	13,222,848
Treasury Wine Estates, Ltd.	746,883	6,036,220
Vicinity Centres REIT	1,948,426	2,173,505
Washington H Soul Pattinson & Co., Ltd.	138,742	2,389,780
Wesfarmers, Ltd.	657,542	18,060,589
West African Resources, Ltd. (a)	667,507	450,632
Westpac Banking Corp.	1,859,054	24,670,552
Whispir, Ltd. (a)(b)	466,091	214,266
Whitehaven Coal, Ltd.	639,542	3,704,853
WiseTech Global, Ltd.	82,732	2,766,012
Woodside Energy Group, Ltd.	1,185,916	24,140,264
Woolworths Group, Ltd.	636,471	13,892,985
Worley, Ltd. (b)	499,335	4,086,934
Zip Co., Ltd. (a)(b)	91,007	40,081
		758,310,763
AUSTRIA — 0.3%
ams-OSRAM AG (a)	36,625	232,420
ANDRITZ AG	21,237	907,923
Erste Group Bank AG	210,606	4,671,087
IMMOFINANZ AG (a)(b)	336	4,108
Kontron AG (b)	27,149	387,511
Lenzing AG (b)	7,588	414,794
Mayr Melnhof Karton AG	5,093	658,595
Mondi PLC	430,197	6,694,388
Oesterreichische Post AG (b)	17,902	478,779
OMV AG	184,739	6,763,204
Raiffeisen Bank International AG (a)	78,902	943,788
S IMMO AG	23,704	527,131
Telekom Austria AG (a)	79,164	458,338
UNIQA Insurance Group AG	64,773	384,537

See accompanying notes to financial statements.
42

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Vienna Insurance Group AG Wiener Versicherung Gruppe	20,191	$ 413,404
Voestalpine AG	185,901	3,188,884
		27,128,891
BELGIUM — 0.7%
Ackermans & van Haaren NV	13,486	1,718,823
Aedifica SA REIT	70,043	5,410,498
Ageas SA/NV	183,294	6,722,873
Anheuser-Busch InBev SA/NV	439,018	20,104,270
Barco NV	43,675	937,018
Bekaert SA	57,899	1,467,933
Etablissements Franz Colruyt NV	36,765	810,378
Euronav NV (a)	107,400	1,686,587
Fagron	36,681	452,416
Galapagos NV (a)	25,170	1,082,970
Gimv NV	12,356	531,390
Groupe Bruxelles Lambert NV	66,033	4,649,860
KBC Ancora	21,342	699,153
KBC Group NV	201,292	9,595,541
Materialise NV ADR (a)(b)	5,721	61,272
Melexis NV	10,408	713,734
Proximus SADP	84,699	879,124
Shurgard Self Storage SA	14,021	571,404
Solvay SA	44,376	3,462,185
Telenet Group Holding NV	27,135	375,083
Tessenderlo Group SA (a)	15,076	444,553
UCB SA	115,217	8,027,478
Umicore SA	117,400	3,465,278
VGP NV	4,225	405,210
		74,275,031
BERMUDA — 0.0% (d)
Shandong Hi-Speed Holdings Group, Ltd. (a)(b)	3,481,500	1,774,035
BRAZIL — 0.1%
Wheaton Precious Metals Corp.	246,173	8,013,768
Yara International ASA	148,922	5,238,184
		13,251,952
BURKINA FASO — 0.0% (d)
Endeavour Mining PLC	30	557
IAMGOLD Corp. (a)(b)	501,179	543,471
		544,028
CAMEROON — 0.0% (d)
Golar LNG, Ltd. (a)	109,300	2,723,756
CANADA — 10.4%
AbCellera Biologics, Inc. (a)(b)	106,687	1,055,134
Absolute Software Corp. (b)	41,811	486,256
AcuityAds Holdings, Inc. (a)(b)	198,411	346,557
Security Description	Shares	Value
AGF Management, Ltd. Class B (b)	395,273	$ 1,743,280
Agnico Eagle Mines, Ltd.	272,197	11,561,018
Aimia, Inc. (a)(b)	138,897	348,746
Air Canada (a)(b)	156,794	1,894,240
Alamos Gold, Inc. Class A (b)	233,073	1,736,958
Algonquin Power & Utilities Corp. (b)	172,573	1,895,220
Alimentation Couche-Tard, Inc.	500,445	20,253,809
AltaGas, Ltd. (b)	86,603	1,667,079
Americas Gold & Silver Corp. (a)(b)	143,686	60,651
Anaergia, Inc. (a)	19,310	118,048
ARC Resources, Ltd. (b)	336,523	4,063,110
Aritzia, Inc. (a)(b)	98,000	3,237,306
Atco, Ltd. Class I	44,376	1,370,955
Athabasca Oil Corp. (a)	202,267	313,547
Aurinia Pharmaceuticals, Inc. (a)(b)	62,056	466,661
Aurora Cannabis, Inc. (a)(b)	49,596	60,639
Aya Gold & Silver, Inc. (a)	84,965	495,302
B2Gold Corp. (b)	659,710	2,131,736
Badger Infrastructure Solutions, Ltd. (b)	38,659	792,002
Ballard Power Systems, Inc. (a)(b)	95,441	587,628
Bank of Montreal (b)	377,017	33,219,641
Bank of Nova Scotia	711,079	34,000,138
Barrick Gold Corp.	1,153,326	17,970,750
Baytex Energy Corp. (a)(b)	719,500	3,063,262
BCE, Inc. (b)	159,059	6,704,776
BELLUS Health, Inc. (a)(b)	36,067	382,706
BlackBerry, Ltd. (a)(b)	383,767	1,818,219
Bombardier, Inc. Class B (a)(b)	56,670	1,019,940
Boralex, Inc. Class A	43,278	1,381,759
Bragg Gaming Group, Inc. (a)(b)	95,705	387,960
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (a)(b)	6,297	259,020
Brookfield Asset Management, Inc. Class A	889,353	36,576,062
Burcon NutraScience Corp. (a)(b)	216,547	73,283
CAE, Inc. (a)	170,821	2,634,327
Cameco Corp.	329,319	8,786,314
Canada Goose Holdings, Inc. (a)(b)	34,772	529,925
Canadian Apartment Properties REIT	44,454	1,362,042
Canadian Imperial Bank of Commerce (b)	526,802	23,179,978
Canadian National Railway Co.	400,801	43,514,787
Canadian Natural Resources, Ltd.	775,139	36,273,380

See accompanying notes to financial statements.
43

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Canadian Pacific Railway, Ltd.	403,280	$ 27,063,388
Canadian Solar, Inc. (a)(b)	27,018	1,006,420
Canadian Tire Corp., Ltd. Class A (b)	50,061	5,357,498
Canadian Utilities, Ltd. Class A (b)	69,347	1,813,353
Canadian Western Bank (b)	263,172	4,307,513
Canopy Growth Corp. (a)(b)	102,031	278,459
Cargojet, Inc. (b)	7,816	634,814
CCL Industries, Inc. Class B (b)	71,339	3,476,482
Cenovus Energy, Inc.	735,869	11,364,317
CES Energy Solutions Corp. (b)	185,878	294,905
CGI, Inc. (a)	131,855	9,978,968
Choice Properties Real Estate Investment Trust	88,679	812,539
CI Financial Corp.	143,258	1,380,398
Cineplex, Inc. (a)(b)	36,765	243,486
Colliers International Group, Inc. (b)	17,086	1,574,118
Constellation Software, Inc.	11,615	16,247,644
Converge Technology Solutions Corp. (a)(b)	236,543	1,131,027
Crescent Point Energy Corp. (b)	422,117	2,611,255
Crew Energy, Inc. (a)	24,092	90,298
CT Real Estate Investment Trust	172,633	1,885,828
Denison Mines Corp. (a)(b)	103,223	120,948
Descartes Systems Group, Inc. (a)(b)	48,022	3,065,398
Docebo, Inc. (a)(b)	40,242	1,092,410
Dollarama, Inc.	202,528	11,688,418
Dorel Industries, Inc. Class B (b)	29,035	100,372
Dye & Durham, Ltd. (b)	25,743	318,872
ECN Capital Corp. (b)	17,456	58,058
Element Fleet Management Corp. (b)	228,438	2,709,901
Emera, Inc. (b)	86,644	3,524,277
Empire Co., Ltd. Class A	95,492	2,387,908
Enbridge, Inc.	1,148,869	42,826,004
Enerplus Corp. (b)	92,489	1,316,608
Enghouse Systems, Ltd. (b)	23,248	490,660
Enthusiast Gaming Holdings, Inc. (a)(b)	426,839	366,559
Exchange Income Corp. (b)	84,663	2,553,353
Fairfax Financial Holdings, Ltd.	19,092	8,766,022
Finning International, Inc.	82,752	1,462,260
Firm Capital Mortgage Investment Corp. (b)	345,414	2,895,942
First Capital Real Estate Investment Trust	79,525	875,090
First Majestic Silver Corp. (b)	162,844	1,251,507
Security Description	Shares	Value
FirstService Corp.	18,990	$ 2,272,498
Fortis, Inc. (b)	256,676	9,803,396
Franco-Nevada Corp.	103,357	12,411,415
George Weston, Ltd.	42,489	4,472,315
Gildan Activewear, Inc. (b)	137,574	3,909,803
Global Atomic Corp. (a)(b)	88,724	224,708
GoGold Resources, Inc. (a)	59,707	68,656
GoldMining, Inc. (a)(b)	234,200	199,421
Goodfood Market Corp. (a)(b)	293,162	194,154
Granite Real Estate Investment Trust	15,532	753,625
Great-West Lifeco, Inc. (b)	180,096	3,908,491
H&R Real Estate Investment Trust	79,525	601,914
Home Capital Group, Inc. (b)	30,118	602,776
Hut 8 Mining Corp. (a)(b)	755,200	1,352,056
Hydro One, Ltd. (b)(e)	98,951	2,432,637
iA Financial Corp., Inc. (b)	55,767	2,848,721
IGM Financial, Inc. (b)	47,186	1,182,011
Imperial Oil, Ltd. (b)	147,022	6,399,611
Innergex Renewable Energy, Inc.	300,030	3,797,185
Intact Financial Corp. (b)	83,424	11,868,970
International Petroleum Corp. (a)	3,403	27,383
Ivanhoe Mines, Ltd. Class A (a)(b)	664,700	4,300,559
K92 Mining, Inc. (a)	54,948	315,920
Keyera Corp. (b)	102,057	2,112,369
Kinaxis, Inc. (a)(b)	6,773	675,649
Kinross Gold Corp. (b)	651,338	2,464,945
Liberty Gold Corp. (a)	249,648	73,584
Lightspeed Commerce, Inc. (a)(b)	61,129	1,081,508
Linamar Corp. (b)	29,035	1,137,057
Lithium Americas Corp. (a)(b)	41,330	1,090,362
Loblaw Cos., Ltd.	112,571	8,961,112
MAG Silver Corp. (a)(b)	7,164	90,146
Magna International, Inc.	198,581	9,470,553
Magnet Forensics, Inc. (a)(b)	21,601	345,541
Manulife Financial Corp. (b)	1,233,908	19,468,815
Maple Leaf Foods, Inc. (b)	44,369	666,479
MEG Energy Corp. (a)(b)	340,500	3,831,105
Methanex Corp. (b)	50,069	1,603,316
Metro, Inc. (b)	145,436	7,321,282
Mind Medicine MindMed, Inc. (a)(b)	37,282	130,486
Mogo, Inc. (a)(b)	—	—
MTY Food Group, Inc. (b)	98,309	4,078,888
National Bank of Canada	222,260	14,004,782
New Gold, Inc. (a)(b)	354,897	317,691
New Pacific Metals Corp. (a)	41,711	87,730
Northland Power, Inc.	89,527	2,635,542
Nutrien, Ltd.	345,024	28,926,724
Nuvei Corp. (a)(b)(e)	31,308	850,571
Onex Corp.	48,264	2,225,543
Open Text Corp.	129,761	3,447,891

See accompanying notes to financial statements.
44

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Osisko Gold Royalties, Ltd.	85,903	$ 879,630
Pan American Silver Corp. (b)(c)	104,890	1,676,347
Parex Resources, Inc. (b)	216,219	3,173,929
Payfare, Inc. (a)(b)	32,347	124,534
Pembina Pipeline Corp. (b)	233,693	7,136,391
Peyto Exploration & Development Corp. (b)	78,898	632,769
Pizza Pizza Royalty Corp. (b)	160,734	1,478,605
Power Corp. of Canada (b)	376,516	8,530,216
PrairieSky Royalty, Ltd. (b)	122,083	1,582,401
Precision Drilling Corp. (a)(b)	9,334	475,038
Premium Brands Holdings Corp. (b)	17,246	1,066,853
Primaris Real Estate Investment Trust	19,781	184,126
Profound Medical Corp. (a)(b)	14,928	60,731
PyroGenesis Canada, Inc. (a)(b)	69,976	76,900
Quebecor, Inc. Class B (b)	98,047	1,817,443
Real Matters, Inc. (a)(b)	62,837	217,223
Restaurant Brands International, Inc.	135,629	7,253,025
RioCan Real Estate Investment Trust	92,464	1,252,996
Ritchie Bros Auctioneers, Inc.	63,534	3,990,844
Rogers Communications, Inc. Class B	334,815	12,965,690
Royal Bank of Canada	840,907	76,113,390
Russel Metals, Inc. (b)	34,803	650,949
Sandstorm Gold, Ltd. (b)	102,404	532,869
Saputo, Inc. (b)	155,312	3,722,153
Secure Energy Services, Inc. (b)	101,952	428,123
Shaw Communications, Inc. Class B	499,111	12,201,258
Sherritt International Corp. (a)	1,142	316
Shopify, Inc. Class A (a)(b)	734,555	19,881,446
SmartCentres Real Estate Investment Trust	40,056	756,489
SNC-Lavalin Group, Inc. (b)	118,174	1,978,095
SNDL, Inc. (a)(b)	149,633	326,200
SSR Mining, Inc. (b)	55,569	821,372
Stantec, Inc. (b)	46,279	2,040,378
Stella-Jones, Inc. (b)	35,179	992,862
Sun Life Financial, Inc.	458,733	18,338,637
Suncor Energy, Inc.	951,672	26,942,281
TC Energy Corp. (b)	538,436	21,803,121
Teck Resources, Ltd. Class B	349,039	10,671,466
TECSYS, Inc. (b)	7,664	163,203
TELUS Corp. (b)(c)	634,521	12,666,869
TELUS Corp. (b)(c)	17,784	355,030
TFI International, Inc.	52,600	4,785,507
Thomson Reuters Corp.	148,958	15,372,253
Tilray Brands, Inc. (a)(b)	232,435	642,810
Security Description	Shares	Value
Tilray Brands, Inc. Class 2 (a)(b)	53,090	$ 145,998
TMX Group, Ltd. (b)	28,992	2,680,924
Torex Gold Resources, Inc. (a)	50,009	362,861
Toromont Industries, Ltd. (b)	46,219	3,234,540
Toronto-Dominion Bank	1,047,540	64,588,326
Tourmaline Oil Corp. (b)	199,541	10,425,420
TransAlta Corp. (b)	164,451	1,461,335
Transat AT, Inc. (a)(b)	199,047	399,094
Vermilion Energy, Inc. (b)	65,636	1,412,508
Well Health Technologies Corp. (a)(b)	26,230	58,796
Wesdome Gold Mines, Ltd. (a)(b)	70,676	480,415
West Fraser Timber Co., Ltd. (b)	25	1,818
Whitecap Resources, Inc. (b)	214,374	1,363,581
WSP Global, Inc. (b)	36,591	4,050,961
Xenon Pharmaceuticals, Inc. (a)	74,684	2,696,092
Yamana Gold, Inc. (b)	693,930	3,156,408
Zymeworks, Inc. (a)(b)	21,294	130,958
		1,063,708,127
CHILE — 0.1%
Antofagasta PLC	204,281	2,543,772
Lundin Mining Corp.	438,242	2,226,214
		4,769,986
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	1,056,500	3,519,468
BOE Varitronix, Ltd. (b)	361,000	653,027
Budweiser Brewing Co. APAC, Ltd. (e)	766,300	2,006,072
China Evergrande New Energy Vehicle Group, Ltd. (a)(b)(f)	1,084,000	331,418
China Glass Holdings, Ltd. (b)	1,002,000	100,840
China Ruyi Holdings, Ltd. (a)(b)	3,056,400	654,117
China Tobacco International HK Co., Ltd. (b)	288,000	299,744
China Traditional Chinese Medicine Holdings Co., Ltd. (a)	2,988,000	1,042,959
Chow Tai Fook Jewellery Group, Ltd.	705,200	1,327,769
Differ Group Auto, Ltd. (a)(b)	4,064,000	864,582
ENN Energy Holdings, Ltd.	314,600	4,208,079
Fosun International, Ltd.	989,000	613,566
Futu Holdings, Ltd. ADR (a)(b)	40,791	1,521,096
Gemdale Properties & Investment Corp., Ltd.	3,952,000	266,826
HC Group, Inc. (a)	837,000	30,921

See accompanying notes to financial statements.
45

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Hutchmed China, Ltd. ADR (a)(b)	35,125	$ 311,208
Inspur International, Ltd. (a)	746,000	171,060
Kerry Logistics Network, Ltd.	675,000	1,085,173
Nexteer Automotive Group, Ltd.	320,000	173,658
Noble Group, Ltd. (a)(b)(f)	60,740	—
Prosus NV (a)	679,200	35,910,456
S-Enjoy Service Group Co., Ltd. (a)(b)	282,000	205,845
Shangri-La Asia, Ltd. (a)	514,000	356,858
Towngas Smart Energy Co., Ltd. (a)	1,760,955	675,228
VSTECS Holdings, Ltd.	882,000	494,376
Wharf Holdings, Ltd.	1,317,000	4,219,487
Wilmar International, Ltd.	1,929,000	5,162,283
Zensun Enterprises, Ltd. (a)(b)	1,161,178	239,635
Zhongyu Gas Holdings, Ltd. (b)	277,000	199,372
		66,645,123
COLOMBIA — 0.0% (d)
Gran Tierra Energy, Inc. (a)	296,597	364,797
Millicom International Cellular SA SDR (a)(b)	35,160	406,332
		771,129
DENMARK — 2.0%
Ambu A/S Class B	203,002	1,776,491
AP Moller - Maersk A/S Class A	1,925	3,418,886
AP Moller - Maersk A/S Class B	3,851	7,034,890
Ascendis Pharma A/S ADR (a)	20,973	2,165,672
Bavarian Nordic A/S (a)	40,479	1,187,720
Better Collective A/S (a)	19,707	250,921
Carlsberg AS Class B	61,643	7,259,188
cBrain A/S	24,198	414,464
Chemometec A/S	6,733	513,631
Chr. Hansen Holding A/S	57,735	2,851,036
Coloplast A/S Class B	51,971	5,312,205
Danske Bank A/S (a)	594,913	7,433,767
DSV A/S	118,062	13,937,411
FLSmidth & Co. A/S	108,914	2,380,642
Genmab A/S (a)	32,738	10,615,188
GN Store Nord A/S	84,831	1,498,813
Green Hydrogen Systems AS (a)	37,859	69,135
H&H International A/S Class B (a)	54,156	713,527
ISS A/S (a)	106,650	1,653,870
Jyske Bank A/S (a)	28,877	1,512,733
Netcompany Group A/S (a)(e)	11,862	400,406
NNIT A/S (a)(e)	5,727	39,765
Novo Nordisk A/S Class B	947,901	95,091,084
Security Description	Shares	Value
Novozymes A/S Class B	129,791	$ 6,552,907
Orsted A/S (e)	120,056	9,609,352
Pandora A/S	73,130	3,459,991
SimCorp A/S	23,203	1,314,243
Trifork Holding AG (b)	3,409	61,084
Vestas Wind Systems A/S	672,522	12,548,593
Zealand Pharma A/S (a)	57,378	1,313,890
		202,391,505
EGYPT — 0.0% (d)
Centamin PLC	1,353,254	1,362,292
FINLAND — 1.1%
Cargotec Oyj Class B	38,911	1,185,506
Caverion Oyj	155,147	652,796
Citycon Oyj (a)(b)	92,589	580,511
Elisa Oyj	90,521	4,110,266
Fortum Oyj	266,691	3,597,602
F-Secure Oyj (a)	50,339	120,993
Huhtamaki Oyj	55,426	1,773,375
Kemira Oyj	58,410	649,462
Kesko Oyj Class B	177,566	3,330,320
Kone Oyj Class B	227,959	8,845,704
Konecranes Oyj	40,594	814,447
Metsa Board Oyj Class B	114,281	836,306
Metso Outotec Oyj	514,621	3,456,441
Neste Oyj	224,751	9,863,941
Nokia Oyj (c)	2,351,049	10,181,316
Nokia Oyj (c)	1,255,934	5,427,801
Nokian Renkaat Oyj (a)	65,627	636,485
Nordea Bank Abp (c)	1,928,791	16,627,840
Orion Oyj Class B	59,719	2,520,339
Outokumpu Oyj	357,707	1,240,514
QT Group Oyj (a)(b)	17,877	687,393
Remedy Entertainment Oyj (b)	5,785	103,598
Sampo Oyj Class A	261,552	11,212,596
Sanoma Oyj	46,476	558,200
Stora Enso Oyj Class R	333,670	4,278,856
Tecnotree Oyj (a)(b)	190,351	79,514
Terveystalo Oyj (e)	76,035	616,013
Tokmanni Group Corp.	68,303	748,087
UPM-Kymmene Oyj	306,044	9,768,003
Uponor Oyj	74,863	988,617
Valmet Oyj	102,550	2,092,646
Wartsila OYJ Abp (b)	266,700	1,719,696
WithSecure Oyj (a)(b)	50,339	79,071
YIT Oyj (b)	74,039	208,458
		109,592,713
FRANCE — 7.5%
AB Science SA (a)	10,495	77,419
Accor SA (a)	209,235	4,429,553
Adevinta ASA (a)	80,890	482,493
Aeroports de Paris (a)	19,272	2,246,697
Air Liquide SA	285,656	32,898,322
Airbus SE	349,566	30,440,580
Alstom SA	233,242	3,826,156

See accompanying notes to financial statements.
46

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Alten SA	17,071	$ 1,901,473
Arkema SA	25,174	1,851,601
Atos SE (a)	50,646	404,861
AXA SA	1,120,255	24,665,358
BioMerieux	24,981	1,992,072
BNP Paribas SA	610,988	26,099,957
Bollore SE	320,069	1,480,609
Bouygues SA	155,479	4,089,657
Bureau Veritas SA	136,914	3,082,256
Capgemini SE	92,521	15,000,618
Carmat SA (a)	9,919	115,537
Carrefour SA	410,926	5,722,441
Casino Guichard Perrachon SA (a)	82,758	777,093
Cellectis SA (a)	97,178	231,147
CGG SA (a)	411,033	288,713
Christian Dior SE	1,856	1,082,756
Cie de Saint-Gobain	389,146	14,124,452
Cie Generale des Etablissements Michelin SCA	362,345	8,219,358
Cie Plastic Omnium SA	42,498	562,880
Claranova SADIR (a)	70,928	186,914
Covivio REIT	35,960	1,744,501
Credit Agricole SA	506,967	4,153,981
Danone SA	315,648	15,019,033
Dassault Systemes SE	299,044	10,468,867
Edenred	240,668	11,166,083
Eiffage SA	30,945	2,501,615
Electricite de France SA	302,786	3,526,862
Elior Group SA (a)(e)	70,114	129,887
Elis SA	111,570	1,135,622
Engie SA	964,304	11,186,902
EssilorLuxottica SA	169,703	23,333,117
Eurazeo SE	29,457	1,553,979
Euroapi SA (a)	29,126	486,207
Eutelsat Communications SA	50,231	389,734
Faurecia SE (a)(c)	55,970	615,752
Faurecia SE (a)(c)	10,978	118,354
Fnac Darty SA (c)	19,651	546,731
Fnac Darty SA (c)	1,233	34,353
Focus Entertainment (a)	5,330	216,433
Gaztransport Et Technigaz SA	13,239	1,469,454
Gecina SA REIT	25,197	1,985,847
Getlink SE	241,011	3,755,272
Hermes International	21,230	25,311,122
ICADE REIT	27,270	1,020,515
Imerys SA	23,020	700,451
Ipsen SA	21,194	1,970,380
Kering SA	44,435	19,961,019
Klepierre SA REIT (a)	112,442	1,971,753
Lagardere SA	163,186	2,423,555
Legrand SA	161,056	10,517,513
L'Oreal SA	132,956	43,015,165
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	149,225	$ 89,233,297
McPhy Energy SA (a)	3,677	34,185
MEDIAN Technologies (a)	9,234	68,750
Nanobiotix SA (a)	49,938	178,809
Nexans SA	57,770	5,201,022
Novacyt SA (a)	148,056	114,729
Orange SA	1,084,667	9,826,867
Orpea SA (a)	27,029	297,623
Pernod Ricard SA	123,930	22,927,899
Publicis Groupe SA (a)	224,748	10,766,524
Renault SA (a)	142,201	3,896,422
Rexel SA (a)	174,445	2,645,455
Rubis SCA	61,050	1,279,285
Safran SA	195,671	18,020,687
Sanofi	669,666	51,433,389
Sartorius Stedim Biotech	13,703	4,256,795
SCOR SE	108,462	1,579,477
SEB SA	17,100	1,083,855
Societe BIC SA	15,500	985,479
Societe Generale SA	437,691	8,753,623
Sodexo SA	59,716	4,513,919
SOITEC (a)	11,783	1,369,602
Solocal Group (a)	103,685	78,822
Teleperformance	34,666	8,860,304
Television Francaise 1	69,501	401,371
Thales SA	59,776	6,617,228
TotalEnergies SE	1,471,672	69,599,182
Ubisoft Entertainment SA (a)	93,557	2,595,615
Unibail-Rodamco-Westfield CDI (a)	429,917	845,830
Unibail-Rodamco-Westfield REIT (a)	56,875	2,389,449
Valeo	226,670	3,470,754
Vallourec SA (a)	7,505	72,832
Valneva SE (a)	83,519	427,097
Veolia Environnement SA	601,516	11,614,610
Vinci SA	282,543	23,020,888
Vivendi SE	651,040	5,084,471
Wendel SE	17,336	1,254,210
Worldline SA (a)(e)	145,317	5,791,195
		769,302,583
GERMANY — 5.7%
1&1 AG	25,155	334,407
Aareal Bank AG (b)(c)	540	17,468
Aareal Bank AG (a)(b)(c)	28,617	902,715
adidas AG	115,931	13,501,412
ADLER Group SA (a)(b)(e)	35,514	72,992
Affimed NV (a)(b)	330,435	680,696
AIXTRON SE	65,595	1,602,005
Allianz SE	197,489	31,303,454
Aroundtown SA	623,678	1,378,995
AURELIUS Equity Opportunities SE & Co. KGaA	30,603	571,723
Aurubis AG	17,321	915,960

See accompanying notes to financial statements.
47

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
BASF SE	520,961	$ 20,210,229
Bayer AG	535,048	24,853,029
Bayerische Motoren Werke AG	187,282	12,841,119
Bayerische Motoren Werke AG Preference Shares	25,172	1,649,737
Bechtle AG	46,440	1,689,227
Beiersdorf AG	48,762	4,822,349
Bilfinger SE	72,965	1,844,188
BioNTech SE ADR	46,603	6,285,813
Brenntag SE	92,382	5,645,515
CANCOM SE	31,366	748,527
Carl Zeiss Meditec AG	21,228	2,234,531
CECONOMY AG	96,322	112,951
Cliq Digital AG	3,022	54,473
Commerzbank AG (a)	544,168	3,913,976
CompuGroup Medical SE & Co. KgaA	23,388	814,752
Continental AG	61,490	2,767,967
Covestro AG (e)	106,891	3,093,303
CTS Eventim AG & Co. KGaA (a)	27,127	1,129,967
CureVac NV (a)	27,912	219,947
Daimler Truck Holding AG (a)	271,377	6,207,700
Deutsche Bank AG	1,204,307	9,020,743
Deutsche Boerse AG	123,214	20,308,879
Deutsche Lufthansa AG (a)	215,161	1,247,410
Deutsche Pfandbriefbank AG (e)	122,143	848,371
Deutsche Post AG	670,540	20,439,267
Deutsche Telekom AG	1,621,571	27,787,294
Deutz AG	70,195	219,228
DMG Mori AG	41,543	1,672,671
Duerr AG	27,160	570,460
DWS Group GmbH & Co. KGaA (b)(e)	19,525	469,775
E.ON SE	1,201,222	9,291,830
Encavis AG	95,160	1,722,770
Evonik Industries AG	71,425	1,207,008
Evotec SE (a)	69,300	1,218,960
Fielmann AG	15,376	496,480
Fraport AG Frankfurt Airport Services Worldwide (a)	30,876	1,124,911
Freenet AG	76,979	1,466,772
Fresenius Medical Care AG & Co. KGaA	127,953	3,638,885
Fresenius SE & Co. KGaA	240,604	5,173,783
FUCHS PETROLUB SE Preference Shares	40,632	1,034,933
FUCHS PETROLUB SE	32,324	714,073
GEA Group AG	104,769	3,421,915
Gerresheimer AG	25,087	1,236,197
Grand City Properties SA	71,101	709,078
GRENKE AG (b)	15,378	281,717
Hamborner REIT AG	299,834	2,073,750
Hannover Rueck SE	34,867	5,267,078
Hapag-Lloyd AG (b)(e)	13,428	2,298,132
Security Description	Shares	Value
HeidelbergCement AG	84,661	$ 3,388,022
HelloFresh SE (a)	76,024	1,619,872
Henkel AG & Co. KGaA Preference Shares	117,656	7,033,267
Henkel AG & Co. KGaA (b)	65,728	3,753,961
Hensoldt AG	4,158	83,708
HOCHTIEF AG	9,654	462,095
HUGO BOSS AG	38,641	1,819,294
Hypoport SE (a)	2,149	191,685
Infineon Technologies AG	672,342	14,958,161
Jenoptik AG	29,289	583,615
Jumia Technologies AG ADR (a)	73,924	429,498
Jungheinrich AG Preference Shares	27,127	555,417
K+S AG	125,774	2,390,361
KION Group AG	49,494	960,766
Krones AG	9,581	850,843
LANXESS AG	54,062	1,592,562
LEG Immobilien SE	38,662	2,324,023
Leoni AG (a)	19,278	116,147
Mercedes-Benz Group AG	458,486	23,513,300
Merck KGaA	83,729	13,681,785
METRO AG (a)	96,322	675,631
MorphoSys AG (a)	13,467	271,247
MTU Aero Engines AG	30,832	4,659,053
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	87,489	21,212,873
Nemetschek SE	30,801	1,485,475
New Work SE	1,807	218,800
Nordex SE (a)	59,533	477,420
Norma Group SE	29,001	392,922
Northern Data AG (a)	17,681	216,688
PATRIZIA SE	44,893	463,543
Pfeiffer Vacuum Technology AG	3,812	474,272
Porsche Automobil Holding SE Preference Shares	103,950	5,922,700
ProSiebenSat.1 Media SE	131,792	943,278
Puma SE	54,483	2,560,363
Rational AG	1,929	945,817
Rheinmetall AG	25,122	3,893,422
RWE AG	320,256	11,856,186
Salzgitter AG	59,861	1,147,640
SAP SE	618,463	50,966,383
Sartorius AG Preference Shares	27,092	9,477,674
Schaeffler AG Preference Shares	96,969	439,640
Scout24 SE (e)	36,773	1,863,195
Siemens AG	476,185	47,209,244
Siemens Energy AG	241,909	2,698,087
Siemens Healthineers AG (e)	80,837	3,506,619
Siltronic AG	11,621	663,148
Sixt SE	6,264	503,502
Sixt SE Preference Shares	9,658	443,269

See accompanying notes to financial statements.
48

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Software AG	29,061	$ 669,605
Stabilus SE	13,586	602,921
Stroeer SE & Co. KGaA	23,642	896,789
Suedzucker AG	40,534	491,996
SUSE SA (a)	3,670	54,577
Symrise AG	73,132	7,196,614
TAG Immobilien AG	101,482	816,709
Talanx AG	37,217	1,327,130
TeamViewer AG (a)(e)	56,802	445,169
Telefonica Deutschland Holding AG	302,097	613,503
Thyssenkrupp AG (a)	307,797	1,322,525
TUI AG (a)(b)	773,767	934,152
Uniper SE (b)	120,123	459,652
United Internet AG	73,187	1,380,896
Varta AG (b)	15,602	448,600
Vitesco Technologies Group AG Class A (a)	12,189	598,242
Volkswagen AG	17,518	2,894,288
Volkswagen AG Preference Shares	105,600	13,076,208
Vonovia SE	464,565	10,108,015
Wacker Chemie AG	9,579	996,118
Zalando SE (a)(e)	103,107	2,043,407
		580,657,086
GHANA — 0.0% (d)
Tullow Oil PLC (a)(b)	1,069,298	503,962
HONG KONG — 2.0%
AIA Group, Ltd.	6,753,600	56,309,395
ASMPT, Ltd.	187,500	1,141,734
Bank of East Asia, Ltd.	819,099	897,368
Cafe de Coral Holdings, Ltd.	140,000	174,244
Cathay Pacific Airways, Ltd. (a)(b)	1,501,000	1,583,241
Champion REIT	1,548,000	546,244
China Youzan, Ltd. (a)(b)	7,600,000	92,944
Chow Sang Sang Holdings International, Ltd.	508,000	517,714
CK Asset Holdings, Ltd.	754,531	4,536,856
CK Infrastructure Holdings, Ltd.	287,500	1,466,818
CLP Holdings, Ltd.	915,000	6,917,954
Dah Sing Banking Group, Ltd.	596,525	395,155
Dah Sing Financial Holdings, Ltd.	46,885	106,792
Dairy Farm International Holdings, Ltd. (b)	342,100	790,251
Esprit Holdings, Ltd. (a)(b)	3,197,228	301,399
Fortune Real Estate Investment Trust	1,627,000	1,185,549
Glory Sun Financial Group, Ltd. (a)(b)	17,988,000	38,955
Haitong International Securities Group, Ltd. (a)(b)	1,600,699	136,622
Security Description	Shares	Value
Hang Lung Group, Ltd.	1,636,000	$ 2,642,643
Hang Lung Properties, Ltd.	1,852,000	3,038,734
Hang Seng Bank, Ltd.	155,000	2,353,661
Henderson Land Development Co., Ltd.	215,869	604,991
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	1,677,000	1,174,983
HKBN, Ltd.	765,000	593,492
HKT Trust & HKT, Ltd. Stapled Security	207,900	243,657
Hong Kong & China Gas Co., Ltd.	5,380,625	4,743,236
Hong Kong Exchanges & Clearing, Ltd.	720,439	24,743,036
Hong Kong Technology Venture Co., Ltd. (b)	1,391,000	850,559
Hongkong Land Holdings, Ltd.	1,245,800	5,506,436
Hysan Development Co., Ltd.	377,841	952,075
Jardine Matheson Holdings, Ltd.	168,505	8,533,093
Johnson Electric Holdings, Ltd.	110,500	110,924
Kerry Properties, Ltd.	687,500	1,304,953
Link REIT	1,468,768	10,272,152
LK Technology Holdings, Ltd. (b)	92,500	105,934
Long Well International Holdings Ltd (f)	3,424,000	—
Luk Fook Holdings International, Ltd.	132,000	311,423
Man Wah Holdings, Ltd.	772,400	491,981
Melco International Development, Ltd. (a)	229,000	177,951
Melco Resorts & Entertainment, Ltd. ADR (a)	86,646	574,463
Modern Dental Group, Ltd.	756,000	169,500
New World Development Co., Ltd.	631,129	1,792,912
NWS Holdings, Ltd.	1,638,000	1,481,522
Pacific Basin Shipping, Ltd.	5,746,000	1,786,041
Pacific Textiles Holdings, Ltd.	1,607,000	501,554
PAX Global Technology, Ltd.	1,507,000	1,144,183
PCCW, Ltd.	1,823,875	824,820
Perfect Medical Health Management, Ltd. (b)	1,284,000	546,320
Power Assets Holdings, Ltd.	102,500	514,465
Prosperity REIT	1,688,000	427,919
Prudential PLC	1,505,362	15,019,726
Realord Group Holdings, Ltd. (a)(b)	550,000	660,008
Shun Tak Holdings, Ltd. (a)	760,000	106,498
Sino Land Co., Ltd.	4,155,217	5,494,484
Solomon Systech International, Ltd. (b)	4,478,000	248,147

See accompanying notes to financial statements.
49

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sun Hung Kai Properties, Ltd.	602,509	$ 6,666,060
Sunlight Real Estate Investment Trust	1,388,000	533,989
Swire Pacific, Ltd. Class A	25,500	190,846
Swire Pacific, Ltd. Class B	892,500	1,042,590
Swire Properties, Ltd.	753,400	1,621,990
Techtronic Industries Co., Ltd.	943,000	9,111,778
Value Partners Group, Ltd. (b)	402,000	95,252
Vitasoy International Holdings, Ltd. (a)	230,000	286,258
Viva China Holdings, Ltd. (a)(b)	1,280,000	176,104
VTech Holdings, Ltd.	183,500	1,053,093
Wharf Real Estate Investment Co., Ltd.	167,000	759,487
Yue Yuen Industrial Holdings, Ltd.	844,500	1,080,113
Yuexiu Real Estate Investment Trust (b)	421,000	91,173
Zhuguang Holdings Group Co., Ltd. (a)(b)	3,500,000	445,866
		200,342,310
INDONESIA — 0.0% (d)
First Pacific Co., Ltd.	3,472,000	1,057,094
IRELAND — 0.6%
AerCap Holdings NV (a)	48,311	2,045,005
Amarin Corp. PLC ADR (a)(b)	168,426	183,584
Bank of Ireland Group PLC	536,294	3,460,154
C&C Group PLC (a)	306,270	514,201
CRH PLC (b)	484,418	15,693,698
Dalata Hotel Group PLC (a)	296,427	818,913
Fineos Corp., Ltd. CDI (a)	96,001	77,155
Flutter Entertainment PLC (a)(c)	51,006	5,646,386
Flutter Entertainment PLC (a)(c)	22,796	2,528,939
Glanbia PLC	73,152	844,194
Greencore Group PLC (a)	252,792	203,742
ICON PLC (a)	36,599	6,726,164
Kerry Group PLC Class A	90,439	8,080,187
Kingspan Group PLC	84,672	3,843,852
Ryanair Holdings PLC ADR (a)	72,830	4,254,729
Smurfit Kappa Group PLC	113,816	3,270,290
		58,191,193
ISRAEL — 0.9%
Airport City, Ltd. (a)	36,708	583,378
Alony Hetz Properties & Investments, Ltd.	83,045	998,067
Amot Investments, Ltd.	104,119	600,352
Augwind Energy Tech Storage, Ltd. (a)	16,793	29,082
Bank Hapoalim BM	620,575	5,277,518
Security Description	Shares	Value
Bank Leumi Le-Israel BM	786,585	$ 6,771,126
Bezeq The Israeli Telecommunication Corp., Ltd.	1,258,741	2,066,967
Biondvax Pharmaceuticals, Ltd. ADR (a)	294	215
Bonus Biogroup, Ltd. (a)	961,327	59,187
Check Point Software Technologies, Ltd. (a)	85,248	9,549,481
Chemomab Therapeutics, Ltd. ADR (a)(b)	28,640	71,314
Compugen, Ltd. (a)(b)	72,065	47,347
Elbit Systems, Ltd.	14,068	2,677,510
Electra, Ltd.	1,308	735,441
Enlight Renewable Energy, Ltd. (a)	465,841	991,781
First International Bank Of Israel, Ltd.	29,426	1,199,525
Gav-Yam Lands Corp., Ltd.	50,938	421,297
Global-e Online, Ltd. (a)(b)	21,076	563,994
Harel Insurance Investments & Financial Services, Ltd.	65,337	578,602
Icecure Medical, Ltd. (a)	166,407	205,374
ICL Group, Ltd.	260,285	2,107,423
Isracard, Ltd.	30,968	85,320
Israel Discount Bank, Ltd. Class A	671,502	3,409,377
Melisron, Ltd.	11,772	794,276
Mivne Real Estate KD, Ltd.	335,880	992,423
Mizrahi Tefahot Bank, Ltd.	84,580	2,984,155
Nano Dimension, Ltd. ADR (a)(b)	97,138	232,160
Nice, Ltd. (a)	36,723	7,016,193
Nova Ltd. (a)	14,967	1,293,026
Oramed Pharmaceuticals, Inc. (a)(b)	32,686	211,805
Paz Oil Co., Ltd. (a)	5,609	615,767
Phoenix Holdings, Ltd.	82,602	788,853
Plus500, Ltd.	60,524	1,112,761
Radware, Ltd. (a)(b)	23,084	503,000
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	95,481	6,874,428
REIT 1, Ltd.	858,294	4,355,352
Sapiens International Corp. NV	14,882	292,448
Shapir Engineering and Industry, Ltd.	80,203	651,626
Shikun & Binui, Ltd. (a)	133,200	542,978
Shufersal, Ltd.	1,153,350	7,246,840
Sisram Medical, Ltd. (b)(e)	297,600	230,880
Strauss Group, Ltd.	209,176	4,984,987
Teva Pharmaceutical Industries, Ltd. ADR (a)(b)	636,413	5,135,853
Tower Semiconductor, Ltd. (a)	61,413	2,689,910
Wix.com, Ltd. (a)	24,968	1,953,247

See accompanying notes to financial statements.
50

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
ZIM Integrated Shipping Services, Ltd. (b)	43,572	$ 1,023,942
		91,556,588
ITALY — 1.6%
A2A SpA	866,960	849,147
AMCO - Asset Management Co. SpA Class B (b)(f)	102	—
Amplifon SpA	48,386	1,275,096
Anima Holding SpA (e)	161,422	463,341
Assicurazioni Generali SpA	689,183	9,465,714
Atlantia SpA	241,612	5,351,677
Autogrill SpA (a)	109,431	676,672
Azimut Holding SpA	62,207	896,138
Banca Generali SpA	42,507	1,190,960
Banca IFIS SpA	114,214	1,273,305
Banca Mediolanum SpA	145,546	922,519
Banca Monte dei Paschi di Siena SpA (a)(b)	93	2,182
Banca Popolare di Sondrio SPA	427,801	1,421,571
Banco BPM SpA	595,151	1,570,708
BFF Bank SpA (e)	171,047	1,142,801
Biesse SpA	5,846	65,403
BPER Banca	818,628	1,267,913
Brembo SpA	261,618	2,177,218
Brunello Cucinelli SpA	19,670	964,449
Buzzi Unicem SpA	67,044	957,937
Coca-Cola HBC AG (a)	104,104	2,201,041
Davide Campari-Milano NV	47,795	426,645
De' Longhi SpA	43,353	640,034
DiaSorin SpA	13,646	1,534,681
Enav SpA (e)	144,331	528,813
Enel SpA	4,358,840	18,037,056
Eni SpA	1,401,429	14,978,443
ERG SpA	31,217	864,240
Esprinet SpA	237,051	1,456,063
Ferrari NV	62,633	11,762,406
FinecoBank Banca Fineco SpA	227,946	2,843,818
Hera SpA	427,771	916,078
Immobiliare Grande Distribuzione SIIQ SpA REIT	311,683	851,899
Infrastrutture Wireless Italiane SpA (e)	135,808	1,193,407
Interpump Group SpA	116,466	3,813,084
Intesa Sanpaolo SpA ADR	8,088,286	13,492,455
Iren SpA	1,763,335	2,344,151
Italgas SpA	191,357	895,322
Iveco Group NV (a)	118,420	564,969
Leonardo SpA	419,240	2,986,671
Mediobanca Banca di Credito Finanziario SpA	247,501	1,954,262
MFE-MediaForEurope NV Class A (b)	426,287	126,119
Security Description	Shares	Value
MFE-MediaForEurope NV Class B (b)	426,301	$ 189,686
Moncler SpA	94,253	3,914,078
Nexi SpA (a)(e)	142,251	1,162,509
Pirelli & C SpA (e)	231,404	761,695
Poste Italiane SpA (e)	167,018	1,274,593
PRADA SpA	194,500	901,897
Prysmian SpA	120,263	3,489,699
Recordati Industria Chimica e Farmaceutica SpA	92,385	3,411,131
Reply SpA	63,978	6,743,941
Saipem SpA (a)(b)	12,141	7,584
Salvatore Ferragamo SpA (b)	40,461	573,160
Snam SpA	1,277,800	5,189,948
Technogym SpA (b)(e)	102,714	646,004
Telecom Italia SpA (a)(b)(c)	8,521,633	1,588,665
Telecom Italia SpA (a)(c)	2,303,384	417,454
Terna - Rete Elettrica Nazionale	835,127	5,113,325
UniCredit SpA	1,161,160	11,896,290
Unipol Gruppo SpA	214,582	839,599
UnipolSai Assicurazioni SpA (b)	2,118	4,420
Zignago Vetro SpA	232,161	2,515,447
		166,987,533
JAPAN — 21.6%
3-D Matrix, Ltd. (a)(b)	250,300	537,796
ABC-Mart, Inc.	9,500	408,892
Acom Co., Ltd.	380,600	817,760
Activia Properties, Inc. REIT	169	493,882
ADEKA Corp.	22,400	334,425
Advance Residence Investment Corp. REIT	419	1,026,187
Advanced Media, Inc. (a)	6,800	43,033
Advantest Corp.	196,000	9,072,507
Aeon Co., Ltd.	718,620	13,422,150
AEON Financial Service Co., Ltd.	131,600	1,301,953
Aeon Mall Co., Ltd.	22,100	245,819
AEON REIT Investment Corp.	545	587,378
AGC, Inc.	186,800	5,794,549
Aica Kogyo Co., Ltd.	13,300	287,602
Aidma Holdings, Inc. (a)	4,600	114,567
Aiming, Inc. (b)	144,100	285,721
Ain Holdings, Inc.	6,000	259,076
Air Water, Inc.	186,800	2,204,252
Aisin Corp.	112,800	2,891,209
Ajinomoto Co., Inc.	381,400	10,439,786
Akita Bank, Ltd.	16,555	184,370
ALBERT, Inc. (a)	10,100	338,074
Alconix Corp.	7,800	70,916
Alfresa Holdings Corp. (b)	188,600	2,202,038
Alps Alpine Co., Ltd. (b)	187,600	1,355,692
Amada Co., Ltd.	194,800	1,320,245
Amano Corp.	23,000	386,127

See accompanying notes to financial statements.
51

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
ANA Holdings, Inc. (a)(b)	29,500	$ 553,947
AnGes, Inc. (a)(b)	38,900	56,975
Anritsu Corp. (b)	34,000	370,901
Aoyama Trading Co., Ltd.	2,100	13,232
Aozora Bank, Ltd. (b)	14,200	253,303
Arcs Co., Ltd.	21,600	307,410
As One Corp. (b)	10,000	413,831
Asahi Group Holdings, Ltd.	354,836	10,992,329
Asahi Holdings, Inc.	33,200	465,619
Asahi Intecc Co., Ltd.	155,100	2,482,757
Asahi Kasei Corp.	769,950	5,082,643
Asics Corp.	188,000	2,987,323
Astellas Pharma, Inc.	1,329,800	17,611,846
Atom Corp. (a)(b)	582,500	3,082,628
Awa Bank, Ltd. (b)	2,310	30,147
Azbil Corp.	33,200	864,721
Bandai Namco Holdings, Inc.	161,100	10,498,852
Bank of Iwate, Ltd.	189,555	2,346,765
Bank of Kyoto, Ltd.	10,700	391,053
BASE, Inc. (a)(b)	61,500	115,144
BayCurrent Consulting, Inc.	3,100	806,349
Benefit One, Inc.	24,500	344,112
Benesse Holdings, Inc.	35,900	534,488
Bic Camera, Inc. (b)	155,100	1,325,495
BIPROGY, Inc.	19,300	418,681
Bridgestone Corp.	325,465	10,498,436
Brother Industries, Ltd.	187,800	3,231,958
CAICA DIGITAL, Inc. (a)(b)	800,580	575,221
Calbee, Inc.	15,800	338,388
Can Do Co., Ltd. (b)	5,300	80,446
Canon Marketing Japan, Inc.	48,900	1,081,074
Canon, Inc. (b)	719,816	15,774,337
Capcom Co., Ltd.	35,200	885,198
Carenet, Inc.	14,600	121,444
Casio Computer Co., Ltd. (b)	390,300	3,421,816
Cellsource Co., Ltd. (a)(b)	9,100	275,996
Central Japan Railway Co.	126,100	14,753,556
Change, Inc. (b)	51,600	698,362
Chiba Bank, Ltd.	369,950	1,991,026
Chubu Electric Power Co., Inc. (b)	384,165	3,460,922
Chugai Pharmaceutical Co., Ltd.	466,140	11,677,251
Chugoku Bank, Ltd. (b)	186,800	1,160,200
Chugoku Electric Power Co., Inc. (a)	187,300	949,796
Citizen Watch Co., Ltd. (b)	189,700	791,591
CKD Corp.	26,100	309,785
Coca-Cola Bottlers Japan Holdings, Inc.	186,400	1,808,046
Coconala, Inc. (a)(b)	32,200	96,548
COLOPL, Inc. (b)	2,000	9,396
Colowide Co., Ltd. (b)	2,400	30,824
Comforia Residential REIT, Inc.	127	288,666
COMSYS Holdings Corp.	32,900	559,603
Security Description	Shares	Value
Concordia Financial Group, Ltd.	770,100	$ 2,378,215
COOKPAD, Inc. (a)(b)	187,500	259,076
Cosmo Energy Holdings Co., Ltd.	59,500	1,525,061
Cosmos Pharmaceutical Corp.	6,000	594,839
Credit Saison Co., Ltd.	384,200	4,491,115
Creek & River Co., Ltd.	9,600	164,151
CrowdWorks, Inc. (a)	51,500	610,905
Cyber Security Cloud, Inc. (a)(b)	31,300	372,153
CyberAgent, Inc.	165,700	1,394,332
Dai Nippon Printing Co., Ltd.	154,500	3,095,444
Daicel Corp.	190,700	1,121,183
Daido Steel Co., Ltd.	8,500	206,708
Daifuku Co., Ltd.	10,600	498,712
Dai-ichi Life Holdings, Inc.	711,600	11,268,004
Daiichi Sankyo Co., Ltd.	1,151,595	32,158,258
Daiichikosho Co., Ltd.	15,000	421,776
Daikin Industries, Ltd.	193,910	29,867,860
Daio Paper Corp. (b)	41,700	334,188
Daiseki Co., Ltd.	21,720	669,254
Daishi Hokuetsu Financial Group, Inc.	1,517	28,109
Daito Trust Construction Co., Ltd.	14,155	1,327,047
Daiwa House Industry Co., Ltd.	387,800	7,886,209
Daiwa House REIT Investment Corp.	1,756	3,651,636
Daiwa Office Investment Corp. REIT	92	427,124
Daiwa Securities Group, Inc. (b)	1,512,350	5,917,959
Daiwa Securities Living Investments Corp. REIT	570	452,078
Daiwabo Holdings Co., Ltd.	40,000	514,836
DCM Holdings Co., Ltd.	49,200	400,072
Demae-Can Co., Ltd. (a)(b)	1,200	4,609
DeNA Co., Ltd.	187,400	2,367,989
Denka Co., Ltd.	7,000	153,546
Denso Corp.	309,210	14,069,274
Dentsu Group, Inc.	188,600	5,355,252
Descente, Ltd. (b)	37,600	863,726
Dexerials Corp. (b)	53,900	1,210,232
DIC Corp.	36,700	610,293
Digital Garage, Inc.	12,500	299,665
Dip Corp.	32,300	820,080
Disco Corp.	7,100	1,569,657
DMG Mori Co., Ltd.	27,200	310,063
Dowa Holdings Co., Ltd.	4,400	157,767
Duskin Co., Ltd.	18,300	359,059
East Japan Railway Co.	198,000	10,151,356
Ebara Corp.	3,800	124,308
Eisai Co., Ltd.	193,251	10,345,794

See accompanying notes to financial statements.
52

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Electric Power Development Co., Ltd.	180,800	$ 2,558,143
EM Systems Co., Ltd. (b)	32,700	193,835
en japan, Inc.	33,700	519,429
ENEOS Holdings, Inc.	1,858,500	5,971,801
euglena Co., Ltd. (a)	5,000	29,569
EXEO Group, Inc.	12,400	179,132
Ezaki Glico Co., Ltd.	48,500	1,194,532
FAN Communications, Inc.	5,200	14,693
Fancl Corp.	16,900	335,793
FANUC Corp.	126,955	17,769,929
Fast Retailing Co., Ltd.	33,800	17,912,867
Feed One Co., Ltd. (b)	579,980	2,668,601
Financial Products Group Co., Ltd. (b)	191,800	1,500,001
FINDEX, Inc.	173,500	684,435
Fixstars Corp. (b)	7,700	55,963
Focus Systems Corp.	13,300	87,843
Food & Life Cos., Ltd.	27,000	414,854
Foster Electric Co., Ltd.	194,800	998,595
FP Corp. (b)	11,600	284,901
Freee KK (a)(b)	3,100	53,221
Fronteo, Inc. (b)	12,000	63,754
Frontier Real Estate Investment Corp. REIT	177	651,774
Fuji Corp.	29,600	386,909
Fuji Electric Co., Ltd.	38,300	1,399,751
Fuji Kyuko Co., Ltd.	11,500	340,046
Fuji Oil Holdings, Inc. (b)	20,000	332,447
Fuji Seal International, Inc.	17,500	184,980
Fuji Soft, Inc.	10,800	610,342
FUJIFILM Holdings Corp.	336,510	15,364,915
Fujikura, Ltd.	165,100	983,220
Fujitec Co., Ltd.	30,500	615,078
Fujitsu General, Ltd. (b)	23,800	494,103
Fujitsu, Ltd.	125,151	13,648,199
Fukuoka Financial Group, Inc.	387,234	6,864,779
Fukuoka REIT Corp.	10	11,655
Fukuyama Transporting Co., Ltd. (b)	9,000	203,012
Funai Soken Holdings, Inc. (b)	41,400	702,180
Furukawa Electric Co., Ltd.	190,055	3,010,785
Fuyo General Lease Co., Ltd.	10,000	545,097
GA Technologies Co., Ltd. (a)(b)	15,300	177,687
Gakujo Co., Ltd.	17,400	171,181
giftee, Inc. (a)(b)	33,500	462,420
Glory, Ltd.	15,000	220,008
GLP J-REIT (a)	1,945	2,151,332
GMO internet group, Inc.	26,400	464,729
GMO Payment Gateway, Inc.	7,400	508,688
GNI Group, Ltd. (a)(b)	36,900	314,075
Goldwin, Inc.	31,600	1,672,293
GS Yuasa Corp.	74,100	1,155,949
Gumi, Inc. (a)	15,300	100,418
Security Description	Shares	Value
GungHo Online Entertainment, Inc.	8,100	$ 124,512
Gunma Bank, Ltd.	198,600	537,851
Gunosy, Inc. (a)	13,600	71,972
Gurunavi, Inc. (a)	5,200	15,556
H.U. Group Holdings, Inc.	20,000	364,779
Hachijuni Bank, Ltd.	378,700	1,253,220
Hakuhodo DY Holdings, Inc.	191,200	1,344,721
Hamamatsu Photonics KK	187,600	8,035,649
Hankyu Hanshin Holdings, Inc.	192,300	5,779,163
Hankyu Hanshin REIT, Inc.	1,957	2,051,034
Hanwa Co., Ltd.	18,700	443,777
Harmonic Drive Systems, Inc. (b)	10,200	316,052
Haseko Corp.	191,600	2,079,544
Hazama Ando Corp.	147,100	850,618
Heiwa Real Estate REIT, Inc.	5,777	6,054,585
Hikari Tsushin, Inc.	5,000	588,621
Hino Motors, Ltd. (a)	188,300	775,341
Hirogin Holdings, Inc.	181,600	762,809
Hirose Electric Co., Ltd.	8,240	1,080,488
HIS Co., Ltd. (a)(b)	46,700	673,342
Hisamitsu Pharmaceutical Co., Inc.	23,800	558,230
Hitachi Construction Machinery Co., Ltd.	13,700	253,281
Hitachi Metals, Ltd. (a)	158,400	2,380,186
Hitachi Transport System, Ltd. (a)	18,400	1,100,860
Hitachi Zosen Corp.	118,700	702,794
Hitachi, Ltd.	614,795	25,968,818
Hokkoku Financial Holdings, Inc. (b)	16,555	539,843
Hokuhoku Financial Group, Inc.	28,600	168,741
Hokuriku Electric Power Co. (a)(b)	189,200	635,263
Honda Motor Co., Ltd.	983,275	21,310,122
Horiba, Ltd.	4,900	189,913
Hoshino Resorts REIT, Inc.	98	454,302
Hoshizaki Corp.	30,800	858,600
House Foods Group, Inc.	12,000	239,345
Hoya Corp.	195,406	18,738,024
Hulic Co., Ltd.	193,800	1,423,257
Hulic REIT, Inc.	1,547	1,768,824
Hyakugo Bank, Ltd. (b)	187,150	409,869
Ibiden Co., Ltd. (b)	193,600	5,296,597
IBJ, Inc.	17,100	104,435
Ichigo Office REIT Investment Corp.	7,721	4,544,746
Idemitsu Kosan Co., Ltd. (b)	165,894	3,593,062
IHI Corp.	30,800	659,643
Iida Group Holdings Co., Ltd.	173,200	2,348,900
Inaba Denki Sangyo Co., Ltd.	23,600	444,625

See accompanying notes to financial statements.
53

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Industrial & Infrastructure Fund Investment Corp. REIT	160	$ 181,395
Infomart Corp.	765,600	2,332,582
INFRONEER Holdings, Inc.	120,412	818,580
Inpex Corp.	582,600	5,469,988
Intage Holdings, Inc.	379,600	3,978,398
Internet Initiative Japan, Inc.	46,000	705,834
Invincible Investment Corp. REIT	3,635	1,145,159
IR Japan Holdings, Ltd. (b)	3,600	50,986
Iriso Electronics Co., Ltd. (b)	4,400	120,529
Isetan Mitsukoshi Holdings, Ltd.	196,100	1,662,335
Isuzu Motors, Ltd.	558,400	6,160,937
ITmedia, Inc.	9,100	101,534
Ito En, Ltd.	8,200	331,977
ITOCHU Corp.	806,050	19,496,225
Itochu Techno-Solutions Corp.	23,600	552,724
Itoham Yonekyu Holdings, Inc.	130,100	598,616
Iwatani Corp.	18,400	692,805
Iyo Bank, Ltd. (b)	192,500	929,618
Izumi Co., Ltd.	6,100	130,854
J Front Retailing Co., Ltd.	187,200	1,520,931
JAFCO Group Co., Ltd.	41,100	604,525
Japan Airlines Co., Ltd. (a)	14,000	249,736
Japan Airport Terminal Co., Ltd. (a)	18,600	777,436
Japan Elevator Service Holdings Co., Ltd.	51,200	670,310
Japan Excellent, Inc. REIT	1,874	1,727,117
Japan Exchange Group, Inc.	385,600	5,201,451
Japan Hotel REIT Investment Corp.	1,946	969,336
Japan Logistics Fund, Inc. REIT	37	79,371
Japan Metropolitan Fund Invest REIT	13,338	10,025,731
Japan Post Bank Co., Ltd.	12,600	87,833
Japan Post Holdings Co., Ltd.	1,355,700	8,969,939
Japan Post Insurance Co., Ltd.	14,300	200,158
Japan Prime Realty Investment Corp. REIT	120	325,814
Japan Real Estate Investment Corp. REIT	151	622,799
Japan Steel Works, Ltd.	31,100	611,493
Japan Tobacco, Inc.	573,000	9,397,920
JCR Pharmaceuticals Co., Ltd.	24,400	364,959
Jeol, Ltd.	15,300	502,618
JFE Holdings, Inc.	386,310	3,578,996
JGC Holdings Corp.	188,500	2,355,843
JMDC, Inc.	24,400	803,247
Security Description	Shares	Value
JSR Corp.	218,800	$ 4,156,966
JTEKT Corp.	189,500	1,199,226
Justsystems Corp. (b)	13,100	302,736
Kadokawa Corp.	46,800	860,697
Kagome Co., Ltd.	11,700	243,708
Kajima Corp.	188,637	1,789,344
Kakaku.com, Inc.	190,900	3,247,061
Kaken Pharmaceutical Co., Ltd.	36,900	972,562
Kamigumi Co., Ltd.	18,400	339,919
Kaneka Corp.	7,600	189,547
Kansai Electric Power Co., Inc.	768,400	6,434,079
Kansai Paint Co., Ltd. (b)	190,900	2,699,729
Kao Corp.	353,700	14,412,398
Kaonavi, Inc. (a)(b)	5,800	96,209
Katitas Co., Ltd. (b)	20,300	450,893
Kawasaki Heavy Industries, Ltd. (b)	40,200	607,395
Kawasaki Kisen Kaisha, Ltd. (b)	101,100	1,419,290
KDDI Corp.	992,200	29,084,974
Keihan Holdings Co., Ltd.	22,700	588,887
Keikyu Corp.	192,600	1,950,683
Keio Corp.	14,700	535,210
Keisei Electric Railway Co., Ltd.	188,700	5,136,468
Kenedix Office Investment Corp. REIT	42	197,603
Kenedix Residential Next Investment Corp. REIT	223	330,005
Kenedix Retail REIT Corp. (a)	237	437,994
Kewpie Corp.	5,500	90,435
Key Coffee, Inc. (b)	16,100	232,360
Keyence Corp.	122,300	40,472,348
Kikkoman Corp.	109,000	6,174,997
Kinden Corp.	43,500	459,208
Kintetsu Group Holdings Co., Ltd.	24,410	812,852
Kirin Holdings Co., Ltd.	573,600	8,825,225
Kiyo Bank, Ltd.	389,600	3,735,983
KNT-CT Holdings Co., Ltd. (a)(b)	71,300	881,244
Kobayashi Pharmaceutical Co., Ltd.	14,300	837,777
Kobe Bussan Co., Ltd. (b)	30,400	734,036
Kobe Steel, Ltd.	194,799	780,569
Koei Tecmo Holdings Co., Ltd. (b)	42,120	691,112
Koito Manufacturing Co., Ltd.	33,400	454,809
Kokuyo Co., Ltd.	155,900	1,977,494
Komatsu, Ltd.	633,620	11,429,630
Konami Group Corp. (b)	26,100	1,204,518
Konica Minolta, Inc. (b)	585,975	1,805,554
Kose Corp.	10,300	1,060,278
Kotobuki Spirits Co., Ltd.	9,600	553,802
K's Holdings Corp.	187,200	1,545,504

See accompanying notes to financial statements.
54

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Kubota Corp.	787,450	$ 10,902,275
Kuraray Co., Ltd.	194,400	1,357,825
Kureha Corp.	8,000	490,794
Kurita Water Industries, Ltd.	193,910	6,912,678
Kusuri no Aoki Holdings Co., Ltd.	7,000	329,338
Kyocera Corp.	194,200	9,794,190
Kyoritsu Maintenance Co., Ltd. (b)	1,200	49,577
Kyowa Kirin Co., Ltd.	188,700	4,321,673
Kyudenko Corp.	8,200	155,791
Kyushu Electric Power Co., Inc. (a)	196,900	1,050,170
Kyushu Financial Group, Inc.	188,500	497,475
Kyushu Railway Co.	18,500	399,409
LaSalle Logiport REIT	298	333,319
Lasertec Corp.	31,600	3,208,138
Lawson, Inc.	12,900	422,439
Leopalace21 Corp. (a)	1,600	3,670
LIKE, Inc.	6,200	92,393
Lion Corp.	187,000	2,113,593
Lixil Corp.	188,800	2,763,945
Locondo, Inc. (a)	26,200	206,168
M3, Inc.	370,900	10,380,434
Mabuchi Motor Co., Ltd.	42,900	1,164,786
Makita Corp.	190,000	3,674,117
Mani, Inc.	21,000	255,055
Marubeni Corp.	1,268,750	11,114,546
Maruha Nichiro Corp.	10,200	173,353
Marui Group Co., Ltd. (b)	189,100	3,132,832
Maruichi Steel Tube, Ltd.	65,500	1,339,007
MatsukiyoCocokara & Co.	39,260	1,689,798
Matsuya Co., Ltd. (a)(b)	384,200	2,752,533
Mazda Motor Corp.	386,800	2,554,705
McDonald's Holdings Co. Japan, Ltd.	20,100	699,879
Mebuki Financial Group, Inc.	572,600	1,115,570
Medical Data Vision Co., Ltd.	3,800	27,723
Medipal Holdings Corp.	388,599	4,947,929
Medley, Inc. (a)(b)	28,100	484,366
MedPeer, Inc. (a)(b)	25,600	228,684
MEIJI Holdings Co., Ltd.	29,100	1,292,708
Meiko Network Japan Co., Ltd. (b)	384,100	1,602,794
Meitec Corp.	31,500	499,230
Menicon Co., Ltd.	20,200	414,899
Mercari, Inc. (a)	25,300	338,044
Milbon Co., Ltd.	22,600	994,591
MINEBEA MITSUMI, Inc.	196,100	2,897,909
MIRAIT ONE Corp.	39,700	402,362
MISUMI Group, Inc.	191,000	4,117,033
Mitsubishi Chemical Group Corp.	961,300	4,393,907
Mitsubishi Corp.	986,538	27,044,684
Mitsubishi Electric Corp.	1,402,450	12,639,442
Mitsubishi Estate Co., Ltd.	773,425	10,133,687
Security Description	Shares	Value
Mitsubishi Estate Logistics REIT Investment Corp. (a)	139	$ 433,580
Mitsubishi Gas Chemical Co., Inc.	188,700	2,471,762
Mitsubishi HC Capital, Inc.	379,800	1,632,081
Mitsubishi Heavy Industries, Ltd.	151,410	5,027,299
Mitsubishi Logistics Corp.	65,500	1,543,093
Mitsubishi Materials Corp.	17,100	234,978
Mitsubishi Motors Corp. (a)	579,300	2,073,145
Mitsubishi UFJ Financial Group, Inc.	6,536,624	29,421,469
Mitsui & Co., Ltd.	1,065,326	22,735,100
Mitsui Chemicals, Inc.	151,810	2,956,595
Mitsui Fudosan Co., Ltd.	582,300	11,081,180
Mitsui Fudosan Logistics Park, Inc. REIT (a)	136	465,094
Mitsui High-Tec, Inc. (b)	18,500	870,393
Mitsui Mining & Smelting Co., Ltd.	25,400	533,462
Mitsui OSK Lines, Ltd. (b)	42,765	768,763
Miura Co., Ltd.	16,300	331,754
Mixi, Inc.	2,100	33,267
Mizuho Financial Group, Inc.	1,217,770	13,145,640
Mochida Pharmaceutical Co., Ltd. (b)	12,000	279,802
Monex Group, Inc. (b)	72,300	225,774
Money Forward, Inc. (a)	21,600	459,622
MonotaRO Co., Ltd.	126,700	1,944,989
Mori Hills REIT Investment Corp.	482	520,478
Mori Trust Sogo REIT, Inc.	237	225,465
Morinaga & Co., Ltd.	20,900	573,958
Morinaga Milk Industry Co., Ltd.	12,000	352,758
MS&AD Insurance Group Holdings, Inc.	286,099	7,582,132
m-up Holdings, Inc.	11,400	120,344
Murata Manufacturing Co., Ltd.	414,600	18,996,354
Musashino Bank, Ltd.	193,155	2,273,903
Nabtesco Corp.	15,000	306,228
Nachi-Fujikoshi Corp.	1,500	36,530
Nagase & Co., Ltd.	160,200	2,181,452
Nagawa Co., Ltd. (b)	10,700	548,509
Nagoya Railroad Co., Ltd.	175,000	2,688,867
Nakanishi, Inc.	32,700	596,640
Nankai Electric Railway Co., Ltd.	29,100	594,284
NanoCarrier Co., Ltd. (a)	387,800	501,009
Nanto Bank, Ltd.	192,955	2,799,444
NEC Corp.	153,200	4,895,160
NEC Networks & System Integration Corp.	32,100	348,843
NET One Systems Co., Ltd.	18,600	362,118
Nexon Co., Ltd.	370,800	6,537,577
NexTone, Inc. (a)(b)	18,000	449,549

See accompanying notes to financial statements.
55

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
NGK Insulators, Ltd.	192,500	$ 2,393,865
NGK Spark Plug Co., Ltd.	174,100	3,081,586
NH Foods, Ltd.	28,800	758,078
NHK Spring Co., Ltd.	189,300	1,112,952
Nichias Corp.	24,600	381,547
Nichirei Corp.	186,200	3,068,065
Nidec Corp.	368,700	20,709,047
Nifco, Inc.	5,000	103,803
Nihon Kohden Corp.	21,800	463,878
Nihon M&A Center Holdings, Inc.	65,400	751,392
Nihon Parkerizing Co., Ltd.	40,600	261,139
Nikkon Holdings Co., Ltd.	14,700	229,318
Nikon Corp.	386,000	3,645,459
Nintendo Co., Ltd.	637,000	25,762,534
Nippon Accommodations Fund, Inc. REIT	119	539,321
Nippon Building Fund, Inc. REIT	284	1,247,877
Nippon Electric Glass Co., Ltd.	33,700	580,428
Nippon Express Holdings, Inc.	27,000	1,372,897
Nippon Gas Co., Ltd.	43,500	617,586
Nippon Kayaku Co., Ltd.	136,000	1,088,038
Nippon Paint Holdings Co., Ltd.	818,700	5,537,375
Nippon Paper Industries Co., Ltd. (a)	4,200	27,305
Nippon Prologis REIT, Inc. (a)	1,866	4,080,203
NIPPON REIT Investment Corp.	97	246,948
Nippon Sanso Holdings Corp.	187,500	2,954,765
Nippon Shinyaku Co., Ltd.	18,500	945,801
Nippon Shokubai Co., Ltd.	12,200	455,145
Nippon Steel Corp.	572,200	7,932,014
Nippon Suisan Kaisha, Ltd.	1,163,700	4,381,613
Nippon Telegraph & Telephone Corp.	643,700	17,370,494
Nippon Television Holdings, Inc.	2,000	15,987
Nippon Yusen KK (b)	229,665	3,914,357
Nipro Corp. (b)	165,900	1,247,015
Nishimatsu Construction Co., Ltd. (b)	24,600	644,976
Nishi-Nippon Railroad Co., Ltd.	16,000	318,795
Nissan Chemical Corp.	24,900	1,109,572
Nissan Motor Co., Ltd.	1,535,341	4,881,439
Nissei ASB Machine Co., Ltd.	4,300	106,353
Nisshin Seifun Group, Inc.	190,200	1,929,003
Nisshinbo Holdings, Inc.	174,700	1,267,298
Nissin Foods Holdings Co., Ltd.	10,400	723,535
Nitori Holdings Co., Ltd.	14,600	1,229,569
Nitto Boseki Co., Ltd. (b)	14,600	232,499
Nitto Denko Corp.	144,700	7,827,566
Security Description	Shares	Value
NOF Corp.	11,300	$ 407,517
NOK Corp. (b)	53,700	418,114
Nomura Holdings, Inc.	1,585,685	5,240,884
Nomura Real Estate Holdings, Inc.	33,900	767,021
Nomura Real Estate Master Fund, Inc. REIT (a)	1,965	2,168,023
Nomura Research Institute, Ltd.	161,600	3,963,384
NSD Co., Ltd. (b)	29,700	504,969
NSK, Ltd. (b)	196,800	961,260
NTN Corp. (b)	368,100	645,946
NTT Data Corp.	738,000	9,514,028
NTT UD REIT Investment Corp.	285	290,818
Obayashi Corp.	388,150	2,488,536
Obic Co., Ltd.	36,900	4,943,114
Odakyu Electric Railway Co., Ltd.	195,199	2,513,738
Ogaki Kyoritsu Bank, Ltd. (b)	16,555	195,922
Oisix ra daichi, Inc. (a)(b)	4,200	47,732
Oji Holdings Corp.	402,800	1,497,160
Oki Electric Industry Co., Ltd.	3,600	17,858
Okinawa Financial Group, Inc.	189,600	2,746,839
OKUMA Corp.	11,800	403,537
Olympus Corp.	776,000	14,895,962
Omron Corp.	188,300	8,606,811
OncoTherapy Science, Inc. (a)(b)	367,100	159,780
Ono Pharmaceutical Co., Ltd.	381,300	8,906,527
Open House Group Co., Ltd.	21,200	716,944
Oracle Corp. Japan	8,500	452,175
Oriental Land Co., Ltd.	145,900	19,862,237
ORIX Corp.	772,500	10,826,048
Orix JREIT, Inc.	1,851	2,365,781
Osaka Gas Co., Ltd.	204,300	3,085,425
OSG Corp.	39,500	487,388
Otsuka Corp.	28,300	884,711
Otsuka Holdings Co., Ltd.	382,100	12,100,911
Outsourcing, Inc.	45,700	346,353
PALTAC Corp.	12,000	369,339
Pan Pacific International Holdings Corp.	224,700	3,974,106
Panasonic Holdings Corp. (b)	1,368,650	9,592,700
Park24 Co., Ltd. (a)	50,100	646,909
Penta-Ocean Construction Co., Ltd.	182,300	915,625
PeptiDream, Inc. (a)	25,100	280,055
Persol Holdings Co., Ltd.	180,200	3,330,236
Pharma Foods International Co., Ltd. (b)	140,100	1,192,464
Pigeon Corp.	172,900	2,525,204
Pilot Corp.	15,200	576,517
Pola Orbis Holdings, Inc.	30,800	347,908
Precision System Science Co., Ltd. (a)(b)	34,700	99,728

See accompanying notes to financial statements.
56

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Procrea Holdings, Inc.	1,010	$ 14,821
Raccoon Holdings, Inc.	11,200	79,157
Rakus Co., Ltd.	31,300	295,820
Rakuten Group, Inc.	388,400	1,666,354
Recruit Holdings Co., Ltd.	960,400	27,608,722
Relo Group, Inc.	112,800	1,716,022
Remixpoint, Inc. (b)	108,900	306,962
Renesas Electronics Corp. (a)	704,500	5,850,351
Rengo Co., Ltd.	201,700	1,170,527
RENOVA, Inc. (a)(b)	15,500	364,624
ReproCELL, Inc. (a)	387,600	535,563
Resona Holdings, Inc.	1,348,600	4,919,416
Resorttrust, Inc.	37,100	595,158
Ricoh Co., Ltd.	384,600	2,805,883
Ringer Hut Co., Ltd. (b)	900	13,654
Rinnai Corp.	5,100	366,085
Riso Kyoiku Co., Ltd.	596,118	1,317,888
Rock Field Co., Ltd. (b)	383,400	3,864,594
Rohm Co., Ltd.	12,300	803,883
Rohto Pharmaceutical Co., Ltd.	28,501	912,654
Ryohin Keikaku Co., Ltd.	156,700	1,308,856
Sakata Seed Corp.	12,700	422,032
San-In Godo Bank, Ltd.	187,250	905,558
Sanken Electric Co., Ltd.	11,100	339,338
Sankyo Co., Ltd.	10,000	302,947
Sankyu, Inc.	7,300	211,821
Sanrio Co., Ltd. (b)	64,700	1,662,814
Sansan, Inc. (a)(b)	32,400	283,608
Santen Pharmaceutical Co., Ltd.	196,900	1,326,315
Sanwa Holdings Corp.	187,500	1,611,455
Sapporo Holdings, Ltd.	17,300	380,075
Sawai Group Holdings Co., Ltd.	12,300	345,007
SBI Holdings, Inc.	188,100	3,373,571
SCREEN Holdings Co., Ltd.	13,100	713,171
SCSK Corp.	39,300	594,611
Secom Co., Ltd.	193,348	11,054,945
Sega Sammy Holdings, Inc.	175,400	2,386,007
Seibu Holdings, Inc.	189,000	1,888,107
Seiko Epson Corp.	197,200	2,683,920
Seino Holdings Co., Ltd.	188,200	1,508,252
Sekisui Chemical Co., Ltd.	196,000	2,394,059
Sekisui House REIT, Inc.	3,720	2,086,870
Sekisui House, Ltd.	386,000	6,402,888
Senko Group Holdings Co., Ltd.	56,600	375,000
Seria Co., Ltd.	20,100	351,050
Seven & i Holdings Co., Ltd.	446,728	17,919,118
Seven Bank, Ltd. (b)	389,500	696,953
SG Holdings Co., Ltd.	355,000	4,856,126
Sharp Corp. (b)	158,300	943,818
SHIFT, Inc. (a)	4,000	522,022
Shiga Bank, Ltd. (b)	2,310	41,717
Security Description	Shares	Value
Shikoku Bank, Ltd.	1,820	$ 10,725
Shikoku Electric Power Co., Inc. (a)	188,300	940,557
Shimadzu Corp.	194,000	5,086,393
Shimamura Co., Ltd.	9,000	760,441
Shimano, Inc.	34,200	5,372,952
Shimizu Corp.	384,713	1,884,428
Shin-Etsu Chemical Co., Ltd.	202,517	20,049,526
Shinko Electric Industries Co., Ltd. (b)	28,200	606,881
Shinsei Bank, Ltd. (b)	51,200	733,980
Shionogi & Co., Ltd.	192,900	9,314,160
Ship Healthcare Holdings, Inc.	19,200	360,667
Shiseido Co., Ltd.	201,700	7,045,461
Shizuoka Bank, Ltd.	374,400	2,264,584
SHO-BOND Holdings Co., Ltd.	17,600	761,173
Shochiku Co., Ltd. (b)	3,400	279,526
Showa Denko KK	163,700	2,322,980
Silver Life Co., Ltd. (b)	31,100	283,401
Skylark Holdings Co., Ltd. (a)(b)	182,000	1,940,143
SMC Corp.	25,500	10,256,727
SMS Co., Ltd.	211,900	4,287,921
Softbank Corp. (b)	1,528,900	15,278,965
SoftBank Group Corp.	729,372	24,691,166
Sohgo Security Services Co., Ltd.	26,200	658,869
Sojitz Corp.	160,800	2,359,592
Sompo Holdings, Inc.	228,000	9,076,210
Sony Group Corp.	744,020	47,732,010
Sosei Group Corp. (a)(b)	30,300	383,709
Sotetsu Holdings, Inc. (b)	83,200	1,377,805
Square Enix Holdings Co., Ltd.	24,700	1,063,118
Stanley Electric Co., Ltd.	180,373	2,821,268
Starts Proceed Investment Corp. REIT	51	89,002
Subaru Corp.	386,500	5,786,352
Sugi Holdings Co., Ltd.	8,100	325,130
SUMCO Corp.	186,100	2,170,277
Sumitomo Bakelite Co., Ltd.	15,300	419,113
Sumitomo Chemical Co., Ltd.	1,501,050	5,154,042
Sumitomo Corp.	811,175	10,101,509
Sumitomo Electric Industries, Ltd.	583,520	5,901,919
Sumitomo Forestry Co., Ltd.	185,200	2,821,279
Sumitomo Heavy Industries, Ltd.	14,800	273,311
Sumitomo Metal Mining Co., Ltd.	36,200	1,040,395
Sumitomo Mitsui Financial Group, Inc.	687,800	19,121,263
Sumitomo Mitsui Trust Holdings, Inc.	359,855	10,190,650

See accompanying notes to financial statements.
57

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sumitomo Osaka Cement Co., Ltd. (b)	8,800	$ 198,197
Sumitomo Pharma Co., Ltd.	174,500	1,242,941
Sumitomo Realty & Development Co., Ltd.	211,400	4,802,122
Sumitomo Rubber Industries, Ltd.	188,800	1,501,322
Sumitomo Warehouse Co., Ltd.	68,000	925,490
Sun Corp.	3,000	38,965
Sun Frontier Fudousan Co., Ltd.	3,100	23,987
Sundrug Co., Ltd.	58,600	1,423,047
Suntory Beverage & Food, Ltd.	11,100	393,402
Suruga Bank, Ltd.	187,900	482,910
Suzuken Co., Ltd.	11,800	269,432
Suzuki Motor Corp.	206,600	6,395,900
SymBio Pharmaceuticals, Ltd. (a)(b)	36,600	182,311
Sysmex Corp.	127,000	6,815,683
Systena Corp.	147,000	409,278
T&D Holdings, Inc.	579,700	5,474,800
Tadano, Ltd.	5,200	30,249
Taiheiyo Cement Corp.	17,700	249,215
Taisei Corp.	179,087	4,973,780
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	230,682
Taiyo Yuden Co., Ltd.	198,400	5,105,807
Takara Bio, Inc.	19,600	230,333
Takara Holdings, Inc.	170,600	1,245,806
Takashimaya Co., Ltd.	137,800	1,628,905
Takeda Pharmaceutical Co., Ltd.	800,415	20,830,863
Takeuchi Manufacturing Co., Ltd.	195,600	3,595,921
Takuma Co., Ltd.	33,400	286,131
TDK Corp.	218,665	6,730,129
TechnoPro Holdings, Inc.	29,400	626,612
Teijin, Ltd.	387,110	3,749,547
tella, Inc. (a)(f)	600	—
TerraSky Co., Ltd. (a)	24,200	314,987
Terumo Corp.	387,000	10,892,521
THK Co., Ltd.	14,200	244,866
TIS, Inc.	150,600	3,990,127
Toagosei Co., Ltd.	55,100	410,742
Tobu Railway Co., Ltd.	179,900	4,238,205
Toda Corp. (b)	175,600	902,597
Toei Animation Co., Ltd. (b)	7,700	657,515
Toei Co., Ltd. (b)	3,400	407,075
Toho Bank, Ltd.	12,101	16,971
Toho Co., Ltd.	187,400	6,797,126
Toho Gas Co., Ltd.	29,600	589,566
Toho Holdings Co., Ltd. (b)	13,500	180,752
Tohoku Electric Power Co., Inc. (a)	384,000	1,806,653
Tokai Carbon Co., Ltd.	188,100	1,272,237
Security Description	Shares	Value
Tokio Marine Holdings, Inc.	1,232,295	$ 21,837,277
Tokuyama Corp.	9,100	109,455
Tokyo Century Corp. (b)	40,700	1,296,259
Tokyo Electric Power Co. Holdings, Inc. (a)	772,975	2,467,197
Tokyo Electron, Ltd.	104,855	25,861,505
Tokyo Gas Co., Ltd.	187,195	3,169,816
Tokyo Ohka Kogyo Co., Ltd.	14,100	588,373
Tokyo Seimitsu Co., Ltd.	14,500	426,750
Tokyo Tatemono Co., Ltd.	187,300	2,663,052
Tokyu Corp.	210,175	2,391,504
Tokyu Fudosan Holdings Corp.	197,500	1,024,716
Tokyu REIT, Inc.	379	516,086
Topcon Corp.	45,200	503,697
TOPPAN, INC.	176,900	2,632,510
Toray Industries, Inc.	1,374,550	6,759,506
Torikizoku Holdings Co., Ltd.	34,800	577,015
Toshiba Corp.	365,251	12,990,515
Tosoh Corp.	148,400	1,650,655
TOTO, Ltd.	172,400	5,740,910
Toyo Seikan Group Holdings, Ltd.	186,200	2,243,482
Toyo Suisan Kaisha, Ltd.	30,900	1,272,334
Toyo Tire Corp.	187,200	2,030,495
Toyoda Gosei Co., Ltd.	16,000	241,528
Toyota Boshoku Corp.	36,100	441,944
Toyota Industries Corp.	188,000	8,935,991
Toyota Motor Corp.	7,080,340	91,766,333
Toyota Tsusho Corp.	187,400	5,800,214
Trend Micro, Inc.	20,000	1,080,521
Trusco Nakayama Corp.	43,300	595,900
TS Tech Co., Ltd.	36,400	356,845
Tsumura & Co.	3,500	74,597
Tsuruha Holdings, Inc.	10,000	586,549
UBE Corp.	35,100	468,501
Ulvac, Inc.	18,500	655,670
Unicharm Corp.	195,800	6,425,438
United Urban Investment Corp. REIT	1,916	1,978,942
Ushio, Inc.	30,600	317,532
USS Co., Ltd.	188,810	2,918,014
UUUM Co., Ltd. (a)	29,700	183,849
Valor Holdings Co., Ltd.	18,900	232,292
Wacoal Holdings Corp. (b)	25,300	374,925
Wacom Co., Ltd.	62,600	307,497
Warabeya Nichiyo Holdings Co., Ltd.	193,400	2,960,893
Welcia Holdings Co., Ltd.	13,000	274,379
West Japan Railway Co.	159,000	6,085,599
Workman Co., Ltd. (b)	5,600	177,194
Yakult Honsha Co., Ltd.	185,700	10,789,575
Yamada Holdings Co., Ltd.	970,080	3,190,149
Yamagata Bank, Ltd.	1,634	11,278
Yamaguchi Financial Group, Inc.	160,400	851,064
Yamaha Corp.	189,000	6,711,527

See accompanying notes to financial statements.
58

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Yamaha Motor Co., Ltd.	190,100	$ 3,555,223
Yamanashi Chuo Bank, Ltd.	1,510	12,080
Yamato Holdings Co., Ltd.	194,000	2,917,807
Yamato Kogyo Co., Ltd.	21,300	644,540
Yamazaki Baking Co., Ltd.	188,200	2,162,262
Yaoko Co., Ltd. (b)	27,100	1,228,201
Yappli, Inc. (a)(b)	9,400	71,761
Yaskawa Electric Corp.	188,900	5,435,549
Yokogawa Electric Corp.	188,600	2,964,282
Yokohama Rubber Co., Ltd.	46,600	713,431
Yoshinoya Holdings Co., Ltd. (b)	22,600	366,453
Z Holdings Corp.	560,100	1,471,208
Zenkoku Hosho Co., Ltd.	15,800	525,593
Zenrin Co., Ltd.	2,100	12,927
Zensho Holdings Co., Ltd.	20,500	507,738
Zeon Corp.	176,000	1,553,960
ZOZO, Inc.	33,800	675,790
		2,201,729,933
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	82,783	1,260,019
LUXEMBOURG — 0.1%
APERAM SA	27,704	662,493
ArcelorMittal SA	312,616	6,328,743
Eurofins Scientific SE	57,667	3,452,880
SES SA	199,562	1,098,324
		11,542,440
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	1,424,000	8,417,126
MGM China Holdings, Ltd. (a)(b)	577,600	319,340
Sands China, Ltd. (a)	1,527,600	3,833,644
SJM Holdings, Ltd. (a)(b)	71,250	26,685
Wynn Macau, Ltd. (a)(b)	755,600	485,130
		13,081,925
MALTA — 0.0% (d)
Catena Media PLC (a)(b)	60,932	130,786
Kindred Group PLC SDR	133,562	1,008,319
Media & Games Invest SE (a)(b)	153,051	236,750
		1,375,855
MEXICO — 0.0% (d)
Fresnillo PLC	118,078	1,013,886
MONGOLIA — 0.0% (d)
Turquoise Hill Resources, Ltd. (a)(b)	57,044	1,697,973
NETHERLANDS — 4.0%
Aalberts NV	57,703	1,908,975
ABN AMRO Bank NV (e)	258,432	2,336,279
Adyen NV (a)(e)	17,464	22,271,979
Aegon NV (b)	912,638	3,667,457
Akzo Nobel NV	167,964	9,596,316
Security Description	Shares	Value
Argenx SE (a)	33,568	$ 12,118,079
ASM International NV	26,398	6,044,960
ASML Holding NV	237,112	100,719,517
ASR Nederland NV	86,717	3,361,562
BE Semiconductor Industries NV	42,573	1,859,699
Euronext NV (e)	56,453	3,600,301
EXOR NV	57,764	3,705,414
Fugro NV (a)	72,906	744,935
Heineken Holding NV	56,009	3,868,279
Heineken NV	129,620	11,410,620
IMCD NV	30,703	3,687,586
ING Groep NV	2,325,569	20,180,677
Koninklijke Ahold Delhaize NV	531,092	13,597,626
Koninklijke DSM NV	125,571	14,448,182
Koninklijke KPN NV	2,718,952	7,383,556
Koninklijke Philips NV	584,558	9,162,593
Merus NV (a)(b)	65,561	1,313,187
NN Group NV	123,915	4,852,090
OCI NV	23,199	853,622
Pharming Group NV (a)(b)	262,596	274,745
PostNL NV (b)	756,452	1,276,843
Randstad NV (b)	38,538	1,683,062
SBM Offshore NV	257,839	3,257,173
Shell PLC	4,434,885	111,216,567
Shop Apotheke Europe NV (a)(e)	13,459	546,523
Universal Music Group NV (b)	549,259	10,398,962
Wolters Kluwer NV	180,950	17,712,581
		409,059,947
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	967,575	3,349,529
Air New Zealand, Ltd. (a)	741,872	300,042
Auckland International Airport, Ltd. (a)	346,439	1,410,935
Contact Energy, Ltd.	414,093	1,752,053
Fisher & Paykel Healthcare Corp., Ltd.	404,646	4,234,427
Fletcher Building, Ltd.	256,211	701,441
Goodman Property Trust REIT	1,377,673	1,558,561
Infratil, Ltd.	668,227	3,269,549
Kiwi Property Group, Ltd.	1,602,298	829,301
Meridian Energy, Ltd.	744,760	2,022,112
Pushpay Holdings, Ltd. (a)	288,874	179,742
Ryman Healthcare, Ltd.	239,791	1,159,703
Spark New Zealand, Ltd.	1,132,030	3,201,663
Vital Healthcare Property Trust REIT (b)	1,376,297	1,985,181
Xero, Ltd. (a)	61,680	2,915,197
		28,869,436
NORWAY — 0.7%
Aker BP ASA (b)	188,793	5,415,742

See accompanying notes to financial statements.
59

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Aker Horizons ASA (a)	1,093	$ 1,382
Aker Solutions ASA	82,752	289,629
ArcticZymes Technologies ASA (a)(b)	68,855	457,464
AutoStore Holdings, Ltd. (a)(b)(e)	275,836	304,256
Crayon Group Holding ASA (a)(e)	7,306	56,954
DNB Bank ASA	543,370	8,618,826
DNO ASA	473,009	536,068
Equinor ASA	691,692	22,730,038
Gjensidige Forsikring ASA	109,055	1,871,416
IDEX Biometrics ASA (a)(b)	1,148,277	79,820
Kahoot! ASA (a)(b)	331,822	624,226
Leroy Seafood Group ASA	162,456	637,764
LINK Mobility Group Holding ASA (a)(b)	158,584	100,632
Mowi ASA	204,345	2,597,149
NEL ASA (a)(b)	121,341	134,734
Norsk Hydro ASA	1,196,015	6,457,916
Orkla ASA	866,352	6,296,550
Pexip Holding ASA (a)(b)	137,712	119,991
PGS ASA (a)	187,716	109,730
Salmar ASA	31,242	1,052,748
Schibsted ASA Class A	40,632	551,094
Schibsted ASA Class B	40,465	509,468
SpareBank 1 SR-Bank ASA	106,465	996,529
Storebrand ASA	662,925	4,590,545
Telenor ASA (b)	493,596	4,514,146
TGS ASA	67,393	828,710
Tomra Systems ASA	127,183	2,245,288
		72,728,815
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	4,965,660	592,509
EDP - Energias de Portugal SA	2,204,773	9,589,979
Galp Energia SGPS SA	248,055	2,387,301
Greenvolt-Energias Renovaveis SA (a)	141,799	1,194,655
Jeronimo Martins SGPS SA	143,175	2,671,979
Mota-Engil SGPS SA (b)	321,430	333,782
NOS SGPS SA	761,678	2,495,218
		19,265,423
SAUDI ARABIA — 0.0% (d)
Delivery Hero SE (a)(e)	93,474	3,474,233
SINGAPORE — 1.5%
AIMS APAC REIT	1,742,831	1,554,689
BOC Aviation, Ltd. (e)	198,000	1,406,196
CapitaLand Ascott Trust	1,938,626	1,324,032
Capitaland India Trust	1,120,600	820,008
CapitaLand Integrated Commercial Trust REIT	3,010,346	4,028,061
Capitaland Investment, Ltd.	3,183,046	7,697,519
CapLand Ascendas REIT	1,387,134	2,600,453
Security Description	Shares	Value
CDL Hospitality Trusts Stapled Security	56,794	$ 46,309
City Developments, Ltd.	380,600	2,015,862
ComfortDelGro Corp., Ltd.	1,164,500	1,071,252
COSCO Shipping International Singapore Co., Ltd. (a)(b)	5,598,700	675,012
DBS Group Holdings, Ltd.	1,169,689	27,218,563
ESR-LOGOS REIT	4,496,922	1,112,557
Frasers Centrepoint Trust REIT	945,076	1,429,239
Genting Singapore, Ltd.	7,854,964	4,297,266
Grab Holdings, Ltd. Class A (a)	1,482,500	3,898,975
IGG, Inc. (a)	668,000	205,934
Jardine Cycle & Carriage, Ltd.	127,733	3,007,943
Keppel Corp., Ltd.	1,844,275	8,932,826
Keppel Infrastructure Trust	3,496,800	1,315,961
Keppel REIT	542,309	374,163
Manulife US Real Estate Investment Trust	1,632,700	693,898
Mapletree Logistics Trust REIT (b)	1,409,883	1,532,802
Mapletree Pan Asia Commercial Trust REIT	1,164,400	1,395,754
Oversea-Chinese Banking Corp., Ltd.	1,742,130	14,362,951
Parkway Life Real Estate Investment Trust	419,600	1,239,880
SATS, Ltd. (a)(b)	385,800	809,295
Sea, Ltd. ADR (a)(b)	196,326	11,004,072
Sembcorp Industries, Ltd.	565,100	1,212,982
Sembcorp Marine, Ltd. (a)(b)	32,200	2,379
Singapore Airlines, Ltd. (a)(b)	192,389	683,800
Singapore Exchange, Ltd.	573,700	3,782,286
Singapore Technologies Engineering, Ltd.	393,200	981,013
Singapore Telecommunications, Ltd.	3,599,100	6,671,967
STMicroelectronics NV	487,351	15,397,223
Suntec Real Estate Investment Trust	1,330,600	1,418,787
United Overseas Bank, Ltd.	767,908	13,999,912
UOL Group, Ltd.	385,154	1,784,984
Venture Corp., Ltd.	179,500	2,055,324
		154,062,129
SOUTH AFRICA — 0.2%
Anglo American PLC	817,223	24,955,024
SOUTH KOREA — 4.6%
Advanced Process Systems Corp.	20,789	231,037
Alteogen, Inc. (a)	44,091	1,397,586
Amorepacific Corp.	17,443	1,243,577
AMOREPACIFIC Group	16,967	318,420
Anterogen Co., Ltd. (a)	3,303	33,245

See accompanying notes to financial statements.
60

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Asiana Airlines, Inc. (a)	135,989	$ 1,145,361
BGF retail Co., Ltd.	5,508	637,152
Biolog Device Co., Ltd. (a)	310,888	206,433
Bioneer Corp. (a)	18,576	322,000
BIT Computer Co., Ltd.	68,385	240,903
BNC Korea Co., Ltd. (a)(b)	51,079	223,138
BNK Financial Group, Inc.	176,832	744,061
Bukwang Pharmaceutical Co., Ltd.	26,750	139,481
Cellid Co., Ltd. (a)	10,308	112,756
Celltrion Healthcare Co., Ltd. (b)	51,333	2,432,640
Celltrion Pharm, Inc. (a)	3,351	150,136
Celltrion, Inc.	66,486	8,155,653
Cheil Worldwide, Inc.	40,918	649,220
Chunbo Co., Ltd.	2,531	315,424
CJ CGV Co., Ltd. (a)(b)	101,370	1,055,716
CJ CheilJedang Corp.	7,452	2,140,751
CJ Corp.	8,450	410,481
CJ ENM Co., Ltd.	9,297	494,514
CJ Logistics Corp. (a)	5,352	338,171
CMG Pharmaceutical Co., Ltd. (a)(b)	108,435	170,152
Com2uSCorp	5,694	307,644
CORESTEM, Inc. (a)	30,820	202,278
CosmoAM&T Co., Ltd. (a)	12,323	434,970
Coupang, Inc. (a)	624,650	10,412,915
Coway Co., Ltd.	31,564	1,189,138
CS Wind Corp.	13,487	572,210
CUROCOM Co., Ltd. (a)	64,980	35,608
Dae Han Flour Mills Co., Ltd.	23,596	2,102,810
Daewoo Engineering & Construction Co., Ltd. (a)	116,144	334,461
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	1,192	15,788
DB HiTek Co., Ltd.	22,381	584,281
DB Insurance Co., Ltd.	37,040	1,429,096
Deutsch Motors, Inc.	72,046	298,618
Devsisters Co., Ltd. (b)	11,545	355,057
DGB Financial Group, Inc.	96,488	470,065
Digitech Systems Co., Ltd. (a)(f)	19,094	—
DIO Corp. (a)	14,650	194,555
DL E&C Co., Ltd. (b)	16,740	401,329
DL Holdings Co., Ltd.	7,093	284,077
Dongjin Semichem Co., Ltd.	19,925	369,059
Dongkuk Steel Mill Co., Ltd.	37,035	279,568
Dongsuh Cos., Inc. (b)	29,077	422,731
Dongwon F&B Co., Ltd.	13,296	1,338,243
Dongwon Industries Co., Ltd.	15,168	2,464,919
Doosan Bobcat, Inc.	28,463	566,992
Doosan Enerbility Co., Ltd. (a)	201,086	2,002,849
Doosan Fuel Cell Co., Ltd. (a)	26,838	536,497
Douzone Bizon Co., Ltd.	11,174	243,677
Security Description	Shares	Value
Duksung Co., Ltd.	17,339	$ 53,446
Ecopro BM Co., Ltd. (b)	23,940	1,474,183
Ecopro Co., Ltd.	12,509	1,011,597
E-MART, Inc.	9,487	556,343
Eone Diagnomics Genome Center Co., Ltd. (a)	110,731	142,022
Eubiologics Co., Ltd. (a)(b)	9,308	75,794
F&F Co., Ltd.	11,651	1,119,740
Fila Holdings Corp.	28,431	621,996
GAEASOFT (a)	38,888	239,465
GeneOne Life Science, Inc. (a)	54,516	362,754
Genexine, Inc. (a)	9,898	158,083
Gradiant Corp.	33,979	343,186
Gravity Co., Ltd. ADR (b)	1,769	82,825
Green Cross Corp.	3,443	297,204
Green Cross Holdings Corp.	21,075	240,108
GS Engineering & Construction Corp.	48,519	764,733
GS Holdings Corp.	39,569	1,153,301
GS Retail Co., Ltd.	54,757	979,786
Hana Financial Group, Inc.	171,240	4,242,999
Hana Tour Service, Inc. (a)	49,904	1,880,077
Hancom, Inc. (a)	96,284	891,705
Hanjin Kal Corp. (a)(b)	20,523	535,776
Hankook Shell Oil Co., Ltd.	5,665	976,041
Hankook Tire & Technology Co., Ltd.	45,165	1,112,788
Hanmi Pharm Co., Ltd.	3,968	635,124
Hanmi Science Co., Ltd.	21,803	480,803
Hanon Systems	147,695	858,896
Hansol Chemical Co., Ltd.	5,406	642,357
Hanssem Co., Ltd. (b)	25,503	762,042
Hanwha Aerospace Co., Ltd.	36,309	1,560,777
Hanwha Corp.	30,390	519,351
Hanwha Solutions Corp. (a)	69,014	2,276,830
Harim Co., Ltd.	512,998	910,753
HD Hyundai Co., Ltd.	25,902	979,449
HDC Hyundai Engineering Plastics Co., Ltd.	621,664	1,681,582
Helixmith Co., Ltd. (a)	7,204	68,984
Hite Jinro Co., Ltd.	19,682	364,558
HL Mando Co., Ltd.	18,938	587,055
HLB Global Co., Ltd. (a)	47,833	257,771
HLB, Inc. (a)(b)	56,008	1,677,461
HMM Co., Ltd. (b)	209,282	2,706,170
Hotel Shilla Co., Ltd. (b)	53,546	2,690,961
HS Industries Co., Ltd.	84,638	246,099
Hucentech Co., Ltd. (a)	167,826	176,542
Hugel, Inc.	4,137	295,521
Humasis Co., Ltd.	20,089	168,497
Huons Co., Ltd.	43,768	974,356
Huons Global Co., Ltd.	25,548	316,962
HYBE Co., Ltd. (a)	10,830	1,021,912
Hyosung Advanced Materials Corp.	1,463	314,442
Hyosung TNC Corp.	1,516	274,442

See accompanying notes to financial statements.
61

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Hyundai Bioland Co., Ltd.	151,821	$ 1,241,564
Hyundai Construction Equipment Co., Ltd.	1,509	33,751
Hyundai Electric & Energy System Co., Ltd. (a)	1,759	39,159
Hyundai Elevator Co., Ltd.	50,065	785,601
Hyundai Engineering & Construction Co., Ltd.	40,207	1,053,863
Hyundai Glovis Co., Ltd.	12,571	1,427,824
Hyundai Heavy Industries Co., Ltd. (a)	10,109	812,564
Hyundai Marine & Fire Insurance Co., Ltd.	61,422	1,257,891
Hyundai Mipo Dockyard Co., Ltd. (a)	13,305	957,863
Hyundai Mobis Co., Ltd.	38,563	5,148,202
Hyundai Motor Co. (b)	85,842	10,590,000
Hyundai Motor Co. Preference Shares (c)	11,284	660,146
Hyundai Motor Co. Preference Shares (c)	11,315	665,123
Hyundai Rotem Co., Ltd. (a)	41,099	726,780
Hyundai Steel Co.	47,857	939,947
Hyundai Wia Corp.	9,521	399,953
Iljin Materials Co., Ltd.	12,328	437,731
Industrial Bank of Korea	63,589	423,127
Inscobee, Inc. (a)	34,380	34,844
Jeil Pharmaceutical Co., Ltd.	4,970	60,097
Jenax, Inc. (a)(f)	19,545	—
JYP Entertainment Corp.	15,789	648,908
Kakao Corp. (b)	178,110	7,108,465
Kakao Games Corp. (a)	23,070	687,730
KakaoBank Corp. (a)	185,507	2,599,717
Kakaopay Corp. (a)	9,787	335,879
Kangstem Biotech Co., Ltd. (a)	26,451	50,935
Kangwon Land, Inc. (a)	47,763	786,202
KB Financial Group, Inc.	273,359	8,349,611
KCC Corp.	1,643	265,852
KCC Glass Corp.	1,268	35,407
KG Eco Technology Service Co., Ltd.	20,534	135,200
Kia Corp.	161,328	8,107,558
KineMaster Corp. (a)	14,805	76,576
KIWOOM Securities Co., Ltd.	49,325	2,609,843
KMW Co., Ltd. (a)	21,393	392,512
Koh Young Technology, Inc.	401,753	3,566,270
Korea Aerospace Industries, Ltd.	41,151	1,393,560
Korea Electric Power Corp. ADR (b)	445,244	3,027,659
Korea Investment Holdings Co., Ltd.	32,273	1,071,481
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	25,101	1,278,998
Korea Zinc Co., Ltd.	7,655	3,183,564
Korean Air Lines Co., Ltd. (a)	141,222	2,181,454
Security Description	Shares	Value
Krafton, Inc. (a)	26,110	$ 3,832,460
KT&G Corp.	62,264	3,768,828
Kumho Petrochemical Co., Ltd.	10,028	809,558
L&F Co., Ltd. (a)	13,801	1,714,152
LabGenomics Co., Ltd.	68,906	305,350
LEENO Industrial, Inc.	5,175	450,330
LG Chem, Ltd.	27,052	10,134,809
LG Chem, Ltd. Preference Shares	11,355	2,000,042
LG Corp.	66,441	3,436,523
LG Display Co., Ltd. ADR (b)	575,213	2,346,869
LG Display Co., Ltd.	121,807	1,021,657
LG Electronics, Inc.	69,749	3,831,880
LG Energy Solution, Ltd. (a)(b)	19,999	5,961,818
LG H&H Co., Ltd.	5,716	2,528,991
LG H&H Co., Ltd. Preference Shares	1,450	333,945
LG Innotek Co., Ltd.	15,062	2,879,330
LG Uplus Corp.	129,043	969,604
Lotte Chemical Corp.	7,641	769,067
Lotte Confectionery Co., Ltd.	10,550	1,021,301
Lotte Corp.	44,152	1,181,954
LOTTE Fine Chemical Co., Ltd.	9,443	371,595
Lotte Shopping Co., Ltd.	7,595	459,193
LS Corp.	15,740	623,791
LX Holdings Corp. (a)	32,035	184,727
LX Semicon Co., Ltd. (b)	6,197	329,190
ME2ON Co., Ltd. (a)	293,075	904,401
Medifron DBT Co., Ltd. (a)	69,402	68,640
MedPacto, Inc. (a)	11,630	193,061
Medytox, Inc.	8,644	657,348
Meritz Financial Group, Inc.	21,416	312,101
Meritz Fire & Marine Insurance Co., Ltd.	30,300	624,764
Meritz Securities Co., Ltd.	304,634	782,505
Mirae Asset Securities Co., Ltd.	218,262	912,285
Modetour Network, Inc. (a)	233,669	2,866,353
Muhak Co., Ltd.	5,120	18,645
Naturecell Co., Ltd. (a)	12,919	107,907
NAVER Corp.	90,472	12,236,200
NCSoft Corp.	9,497	2,296,751
Netmarble Corp. (e)	35,661	1,278,681
Nexon Games Co. Ltd. (a)(b)	105,585	1,099,613
NH Investment & Securities Co., Ltd.	81,867	514,423
NHN Corp. (a)	7,148	107,417
NongShim Co., Ltd.	2,099	437,200
OCI Co., Ltd. (b)	7,440	473,223
Orion Corp/Republic of Korea	9,416	677,884
Orion Holdings Corp.	1,328	13,738
Oscotec, Inc. (a)(b)	13,996	180,979
Ottogi Corp.	3,857	1,242,802
Pan Ocean Co., Ltd. (b)	137,234	431,644

See accompanying notes to financial statements.
62

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Pearl Abyss Corp. (a)	19,544	$ 637,260
Pharmicell Co., Ltd. (a)	22,842	164,446
POSCO Chemtech Co., Ltd.	17,093	1,792,095
POSCO Holdings, Inc. ADR (b)	212,490	7,779,259
Prostemics Co., Ltd. (a)	50,611	40,681
Rsupport Co., Ltd. (b)	50,212	139,682
S-1 Corp.	20,836	843,227
Sajo Industries Co., Ltd.	84,778	2,399,880
Samsung Biologics Co., Ltd. (a)(e)	10,091	5,691,925
Samsung C&T Corp.	52,164	3,773,659
Samsung Electro-Mechanics Co., Ltd.	31,214	2,443,537
Samsung Electronics Co., Ltd. GDR	117,468	108,305,496
Samsung Electronics Co., Ltd. Preference Shares	390,945	12,815,629
Samsung Engineering Co., Ltd. (a)	71,425	1,135,751
Samsung Fire & Marine Insurance Co., Ltd.	18,706	2,405,748
Samsung Heavy Industries Co., Ltd. (a)	421,803	1,565,509
Samsung Life Insurance Co., Ltd. (b)	46,078	2,009,693
Samsung SDI Co., Ltd.	33,211	12,674,359
Samsung SDS Co., Ltd.	20,931	1,682,439
Samsung Securities Co., Ltd.	55,341	1,189,443
SD Biosensor, Inc.	17,673	328,582
Seegene, Inc. (b)	22,240	416,602
Seoulin Bioscience Co., Ltd.	31,067	251,889
Shin Poong Pharmaceutical Co., Ltd. (a)	14,031	195,161
Shinhan Financial Group Co., Ltd.	294,692	6,900,246
Shinsegae Food Co., Ltd.	32,793	1,146,047
Shinsegae, Inc.	5,706	921,287
SillaJen, Inc. (a)(b)(f)	25,450	107,620
SK Biopharmaceuticals Co., Ltd. (a)	11,276	448,455
SK Bioscience Co., Ltd. (a)(b)	11,181	627,549
SK Chemicals Co., Ltd.	5,881	374,062
SK Hynix, Inc.	323,604	18,796,039
SK IE Technology Co., Ltd. (a)(e)	12,176	445,951
SK Innovation Co., Ltd. (a)	37,393	3,750,539
SK, Inc.	22,376	3,002,860
SKC Co., Ltd.	11,267	660,726
SM Entertainment Co., Ltd.	11,028	545,735
S-Oil Corp.	22,821	1,292,026
Solus Advanced Materials Co, Ltd.	9,438	197,243
T&R Biofab Co., Ltd. (a)	20,334	186,185
Taihan Electric Wire Co., Ltd. (a)(b)	426,076	431,824
Security Description	Shares	Value
Wemade Co., Ltd. (b)	15,867	$ 507,939
Wemade Play Co., Ltd. (a)	13,127	166,989
WONIK IPS Co., Ltd.	18,945	294,629
Wonpung Mulsan Co., Ltd. (a)	101,873	48,277
Woori Financial Group, Inc.	385,073	2,879,906
XIILab Co., Ltd. (a)	23,872	183,541
Youlchon Chemical Co., Ltd.	123,336	2,301,720
Yuhan Corp.	29,677	1,126,344
Yungjin Pharmaceutical Co., Ltd. (a)(b)	46,512	85,501
		467,329,224
SPAIN — 1.8%
Abertis Infraestructuras SA (a)	1,256	3,691
Acciona SA	15,460	2,735,257
Acerinox SA	162,978	1,308,904
ACS Actividades de Construccion y Servicios SA	163,791	3,711,389
Aedas Homes SA (e)	13,381	190,863
Aena SME SA (a)(e)	41,332	4,328,475
Almirall SA	89,029	859,962
Amadeus IT Group SA (a)	266,970	12,530,242
Amper SA (a)	3,431,013	498,129
Applus Services SA	138,142	776,122
Atlantica Sustainable Infrastructure PLC (b)	53,428	1,405,156
Atresmedia Corp. de Medios de Comunicacion SA (b)	135,745	350,542
Audax Renovables SA (a)(b)	323,969	265,009
Banco Bilbao Vizcaya Argentaria SA	2,160,130	9,777,767
Banco de Sabadell SA	2,775,775	1,871,957
Banco Santander SA	7,433,383	17,458,863
Bankinter SA (b)	489,612	2,765,652
Befesa SA (e)	36,321	1,110,154
CaixaBank SA	2,528,164	8,200,404
Cellnex Telecom SA (e)	252,106	7,851,354
Cia de Distribucion Integral Logista Holdings SA	71,570	1,307,617
CIE Automotive SA	32,633	680,298
Construcciones y Auxiliar de Ferrocarriles SA	25,698	582,802
Deoleo SA (a)(b)	3,933,992	892,186
Distribuidora Internacional de Alimentacion SA (a)	10,096,248	117,700
eDreams ODIGEO SA (a)	165,316	665,622
Ence Energia y Celulosa SA	272,946	820,892
Endesa SA	182,464	2,756,337
Ercros SA	60,599	161,475
Faes Farma SA	196,398	713,809
Ferrovial SA	237,011	5,430,872
Fluidra SA (b)	60,705	922,969
Fomento de Construcciones y Contratas SA	64,000	519,763

See accompanying notes to financial statements.
63

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Gestamp Automocion SA (e)	100,330	$ 300,565
Global Dominion Access SA (e)	65,560	215,478
Grenergy Renovables SA (a)(b)	29,804	908,042
Grifols SA (a)(b)	244,654	2,128,795
Grifols SA ADR (a)(b)	150,960	929,914
Grupo Catalana Occidente SA (a)	41,370	1,039,546
Grupo Ezentis SA (a)(b)	1,286,182	93,871
Iberdrola SA	3,251,151	30,518,567
Indra Sistemas SA	298,376	2,296,048
Industria de Diseno Textil SA	643,145	13,407,609
Inmobiliaria Colonial Socimi SA REIT	174,331	842,986
Laboratorios Farmaceuticos Rovi SA	24,210	1,048,306
Lar Espana Real Estate Socimi SA REIT	138,141	585,301
Let's GOWEX SA (a)(b)(f)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	487,683	459,604
Mapfre SA (b)	573,997	894,082
Mediaset Espana Comunicacion SA (a)	120,961	279,185
Melia Hotels International SA (a)	63,979	298,593
Merlin Properties Socimi SA REIT	187,815	1,454,464
Metrovacesa SA (e)	1,273	7,757
Miquel y Costas & Miquel SA	39,617	453,310
Neinor Homes SA (a)(e)	52,303	478,056
Obrascon Huarte Lain SA (a)(b)	1,062,615	552,766
Oryzon Genomics SA (a)(b)	78,809	161,745
Pharma Mar SA (b)	30,598	1,629,459
Prosegur Cash SA (a)(b)(e)	941,244	585,527
Prosegur Cia de Seguridad SA (a)	157,926	240,268
Red Electrica Corp. SA	258,847	3,983,732
Repsol SA (a)	1,033,460	11,951,722
Sacyr SA	383,458	840,715
Siemens Gamesa Renewable Energy SA (a)	133,531	2,344,834
Solaria Energia y Medio Ambiente SA (a)	71,770	1,136,552
Soltec Power Holdings SA (a)(b)	79,275	332,392
Talgo SA (b)(e)	51,496	125,615
Tecnicas Reunidas SA (a)(b)	62,530	367,545
Telefonica SA	2,217,858	7,335,117
Tubacex SA (a)	457,849	879,122
Unicaja Banco SA (e)	2,164,665	1,964,748
Viscofan SA	25,101	1,374,591
		188,018,763
Security Description	Shares	Value
SWEDEN — 2.8%
AAK AB	101,155	$ 1,343,112
Acast AB (a)	72,796	52,641
Acconeer AB (a)(b)	44,919	170,407
Acuvi AB Class B (a)	175	345
AFRY AB	84,606	1,069,630
Alfa Laval AB	352,707	8,848,266
Arise AB (a)	29,472	158,016
Arjo AB Class B	44,365	163,668
Assa Abloy AB Class B	591,138	11,170,231
Atlas Copco AB Class A	1,467,954	13,862,724
Atlas Copco AB Class B	934,874	7,856,396
Atrium Ljungberg AB Class B	33,948	420,622
Beijer Alma AB	51,963	682,695
Beijer Ref AB	122,112	1,512,989
BHG Group AB (a)	120,199	155,536
BICO Group AB (a)(b)	64,271	171,660
Bilia AB Class A	179,928	2,070,449
BillerudKorsnas AB	126,501	1,497,836
BioInvent International AB (a)(b)	23,912	102,241
Biotage AB	34,784	522,818
Boliden AB (a)	158,773	4,958,124
BoneSupport Holding AB (a)(e)	61,269	404,963
Boozt AB (a)(b)(e)	38,795	202,059
Bravida Holding AB (e)	116,515	962,778
Brighter AB (a)	1,979,850	10,294
Bure Equity AB	48,750	806,094
Byggfakta Group Nordic Holdco AB (a)	22,934	61,750
Camurus AB (a)	20,136	468,857
Cantargia AB (a)(b)	143,512	51,469
Castellum AB (b)	196,326	2,214,030
Catena AB	28,162	839,975
CDON AB (a)(b)	11,935	329,093
Cell Impact AB (a)	209,269	234,396
Cellavision AB	3,441	78,913
Cibus Nordic Real Estate AB	49,621	648,348
Cint Group AB (a)	149,711	827,643
Ctek AB (a)(b)	44,717	270,055
Diamyd Medical AB (a)	167,445	169,746
Dometic Group AB (e)	172,469	897,352
Electrolux AB Class B (b)	288,409	3,020,401
Electrolux Professional AB Class B	195,059	799,746
Elekta AB Class B	155,144	794,908
Embracer Group AB (a)(b)	195,213	1,168,903
Enad Global 7 AB (a)	75,848	102,179
Epiroc AB Class A	381,189	5,501,006
Epiroc AB Class B	233,697	2,969,252
EQT AB (b)	39,137	772,689
Essity AB Class B	353,990	7,043,117
Evolution AB (e)	132,594	10,595,572
Expres2ion Biotech Holding AB Class A (a)	240,900	207,416

See accompanying notes to financial statements.
64

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Fabege AB (b)	162,849	$ 1,113,786
Fastighets AB Balder Class B (a)	414,883	1,673,178
G5 Entertainment AB (b)	10,088	172,807
Genovis AB (a)	178,944	540,984
Getinge AB Class B	59,824	1,033,409
H & M Hennes & Mauritz AB Class B (b)	608,473	5,672,685
Hansa Biopharma AB (a)	83,768	450,260
Hemnet Group AB	39,717	506,416
Hexagon AB Class B	1,083,954	10,226,626
Hexatronic Group AB	177,566	1,684,857
Hexpol AB	186,053	1,540,732
HMS Networks AB	30,600	831,625
Holmen AB Class B	57,801	2,210,996
Hufvudstaden AB Class A	105,808	1,166,057
Husqvarna AB Class B (b)	245,568	1,374,163
Industrivarden AB Class A	129,794	2,639,739
Industrivarden AB Class C	98,020	1,972,324
Indutrade AB	155,942	2,563,084
Instalco AB	203,183	821,063
Intervacc AB (a)	20,029	60,498
Intrum AB	42,533	539,064
Investment AB Latour Class B	71,719	1,199,464
Investor AB Class B	933,661	13,762,403
INVISIO AB (b)	19,547	238,844
JM AB	48,364	674,198
Kancera AB (a)(b)	246,620	111,782
Kinnevik AB Class B (a)	191,880	2,552,060
KNOW IT AB	228,312	4,596,071
L E Lundbergforetagen AB Class B	42,549	1,550,513
Lindab International AB	18,141	203,846
Loomis AB	42,443	1,048,693
Lyko Group AB Class A (a)(b)	4,991	54,059
Maha Energy AB (a)(b)	139,017	146,564
Medicover AB Class B (b)	7,213	77,801
MIPS AB	21,747	653,733
Modern Times Group MTG AB Class B (a)	108,506	722,656
Mycronic AB	66,274	806,217
NCC AB Class B	84,389	610,627
Net Insight AB Class B (a)	488,717	242,432
Nibe Industrier AB Class B	898,983	8,108,871
Nolato AB Class B	189,271	867,261
Nyfosa AB	166,153	969,444
Oncopeptides AB (a)(e)	288,622	307,413
Orron Energy AB (b)	135,633	244,133
Pandox AB (a)	44,159	471,135
Peab AB Class B	177,852	856,606
PowerCell Sweden AB (a)(b)	30,805	383,900
Readly International AB (a)(b)	358,815	212,266
Rvrc Holding AB	18,480	39,233
Saab AB Class B	58,407	1,829,446
Samhallsbyggnadsbolaget i Norden AB (b)	486,284	533,061
Security Description	Shares	Value
Sandvik AB	776,546	$ 10,674,665
Scandinavian Enviro Systems AB (a)	613,001	84,072
Sectra AB Class B (a)	120,605	1,353,037
Securitas AB Class B (b)	191,227	1,337,167
Sedana Medical AB (a)(b)	142,312	313,670
Skandinaviska Enskilda Banken AB Class A	1,036,441	9,974,490
Skanska AB Class B	238,433	2,997,198
SKF AB Class B (b)	218,168	2,953,795
SSAB AB Class A	215,652	960,936
SSAB AB Class B	365,514	1,575,687
Stillfront Group AB (a)	295,365	639,836
Storskogen Group AB Class B	351,266	286,584
Svenska Cellulosa AB SCA Class B	294,275	3,765,447
Svenska Handelsbanken AB Class A	887,809	7,329,674
Swedbank AB Class A	518,470	6,860,763
SwedenCare AB	112,403	455,689
Swedish Match AB	943,903	9,356,101
Swedish Orphan Biovitrum AB (a)	131,043	2,545,877
Tele2 AB Class B	510,652	4,417,445
Telefonaktiebolaget LM Ericsson Class B (b)	1,913,643	11,293,037
Telia Co. AB	858,046	2,476,523
Tethys Oil AB	183,959	1,039,354
Thule Group AB (b)(e)	52,887	1,065,127
Trelleborg AB Class B	145,104	2,744,522
Truecaller AB Class B (a)(b)	217,486	736,875
Viaplay Group AB Class B (a)	9,485	187,179
Vicore Pharma Holding AB (a)	112,528	293,551
Vimian Group AB (a)	60,883	144,616
Vitec Software Group AB Class B	10,282	305,379
Vitrolife AB	59,658	854,753
Volvo AB Class A	122,567	1,820,143
Volvo AB Class B	914,823	13,031,333
Volvo Car AB Class B (a)(b)	66,047	290,018
Wallenstam AB Class B (b)	243,975	892,138
Wihlborgs Fastigheter AB	153,523	931,721
Xbrane Biopharma AB (a)(b)	71,596	507,091
Xvivo Perfusion AB (a)	7,583	91,563
		288,699,551
SWITZERLAND — 6.2%
ABB, Ltd.	1,194,825	31,319,771
Adecco Group AG	178,284	4,964,963
Alcon, Inc.	306,699	18,116,820
ALSO Holding AG (a)	3,746	560,235
Aryzta AG (a)	238,539	241,750
Ascom Holding AG	18,775	113,690
Bachem Holding AG Class B (b)	18,582	1,185,623

See accompanying notes to financial statements.
65

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Baloise Holding AG	29,044	$ 3,738,760
Barry Callebaut AG	1,881	3,571,846
Belimo Holding AG	2,593	968,176
BKW AG	11,444	1,373,164
Bucher Industries AG	3,850	1,217,292
Cembra Money Bank AG	15,762	1,129,003
Chocoladefabriken Lindt & Spruengli AG (c)	200	1,942,596
Chocoladefabriken Lindt & Spruengli AG (c)	12	1,199,695
Cie Financiere Richemont SA Class A	311,712	29,858,478
Clariant AG (a)(b)	170,357	2,752,021
Comet Holding AG	32,760	4,819,556
Credit Suisse Group AG (a)	1,114,485	4,502,100
Daetwyler Holding AG Bearer Shares	4,108	661,955
DKSH Holding AG	17,866	1,303,306
dormakaba Holding AG (a)	1,846	629,244
Dufry AG (a)(b)	27,592	851,378
EMS-Chemie Holding AG	3,876	2,475,048
Flughafen Zurich AG (a)	11,518	1,719,070
Forbo Holding AG	357	388,828
Galenica AG (e)	28,879	2,105,226
Geberit AG	23,142	10,051,516
Georg Fischer AG	39,360	1,903,516
Givaudan SA	5,770	17,604,582
Helvetia Holding AG	19,089	1,801,746
Holcim AG (a)(c)	362,222	15,081,389
Holcim AG (a)(c)	5,893	245,933
Idorsia, Ltd. (a)(b)	57,969	757,411
Inficon Holding AG	1,418	960,941
Interroll Holding AG	220	422,454
IWG PLC (a)	406,095	572,321
Julius Baer Group, Ltd. (a)	196,725	8,694,476
Kuehne + Nagel International AG	57,406	11,781,572
Leonteq AG	27,074	1,277,711
Logitech International SA (b)	100,199	4,677,820
Lonza Group AG	40,547	20,033,534
Medartis Holding AG (a)(e)	1,977	136,587
Medmix AG (e)	44,165	774,935
Meyer Burger Technology AG (a)(b)	214,545	86,232
Mobimo Holding AG	3,835	837,719
Molecular Partners AG (a)(b)	76,614	509,852
Novartis AG	1,309,671	100,502,363
OC Oerlikon Corp. AG	110,808	714,890
On Holding AG Class A (a)(b)	130,800	2,099,340
Partners Group Holding AG	11,516	9,414,045
PSP Swiss Property AG	23,172	2,330,737
Roche Holding AG Bearer Shares	1	394
Roche Holding AG	416,041	136,721,830
Schindler Holding AG (c)	26,980	4,239,225
Schindler Holding AG (c)	13,555	2,065,786
Security Description	Shares	Value
Schweiter Technologies AG Bearer Shares (b)	317	$ 236,401
SFS Group AG	9,726	841,915
SGS SA	3,805	8,215,011
Sika AG	101,133	20,622,193
Sonova Holding AG	33,055	7,388,468
St Galler Kantonalbank AG Class A	1,806	830,292
Straumann Holding AG	58,170	5,427,821
Sulzer AG	44,859	2,609,274
Swatch Group AG Bearer Shares	17,538	4,000,286
Swatch Group AG	34,774	1,475,400
Swiss Life Holding AG	19,289	8,593,575
Swiss Prime Site AG	42,367	3,400,552
Swisscom AG	15,419	7,261,068
Tecan Group AG (a)	3,543	1,234,695
Temenos AG	57,762	3,957,805
u-blox Holding AG (a)	9,715	1,190,377
UBS Group AG	2,016,638	29,657,948
Valiant Holding AG	9,382	896,020
VAT Group AG (a)(e)	15,199	3,147,123
Vontobel Holding AG	15,839	859,337
VZ Holding AG	8,158	576,054
Zur Rose Group AG (a)(b)	5,132	154,025
Zurich Insurance Group AG	92,206	37,004,186
		629,590,277
TURKEY — 0.0% (d)
Eldorado Gold Corp. (a)(b)	61,675	374,794
UNITED ARAB EMIRATES — 0.0% (d)
Borr Drilling, Ltd. (a)	43,756	147,925
UNITED KINGDOM — 9.9%
3i Group PLC	572,549	6,985,758
Abrdn PLC	2,188,216	3,397,802
Admiral Group PLC	145,648	3,112,724
Afren PLC (f)	55,933	—
AO World PLC (a)(b)	185,609	89,384
Argo Blockchain PLC (a)(b)	574,063	212,113
Ashtead Group PLC	261,161	11,912,074
Associated British Foods PLC	212,605	2,993,929
AstraZeneca PLC	883,706	98,095,621
Auto Trader Group PLC (e)	443,493	2,549,616
AVEVA Group PLC	67,580	2,370,310
Aviva PLC	1,384,462	5,999,531
Avon Protection PLC (b)	161,051	2,020,740
B&M European Value Retail SA	461,222	1,575,992
Babcock International Group PLC (a)	308,082	958,138
BAE Systems PLC	1,861,268	16,409,930
Balfour Beatty PLC	1,597,609	5,464,368
Barclays PLC	8,371,740	13,485,367
Barratt Developments PLC	957,898	3,659,148
Beazley PLC	314,050	1,977,236

See accompanying notes to financial statements.
66

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Bellway PLC	59,846	$ 1,137,707
Berkeley Group Holdings PLC	58,629	2,157,805
Big Yellow Group PLC REIT	165,999	1,964,229
Bodycote PLC	124,787	648,022
BP PLC	11,724,134	56,682,586
British American Tobacco PLC	1,312,609	47,276,765
British Land Co. PLC REIT	1,028,413	4,026,095
Britvic PLC	127,962	1,024,905
BT Group PLC (b)	5,614,199	7,605,159
Bunzl PLC	197,451	6,083,438
Burberry Group PLC	326,407	6,587,772
Capita PLC (a)	1,379,891	385,709
Capital & Counties Properties PLC REIT	447,094	530,533
Capricorn Energy PLC (a)(b)	220,318	602,555
Cazoo Group, Ltd. (a)	39,135	18,002
Centrica PLC	4,065,030	3,214,571
CK Hutchison Holdings, Ltd.	1,052,500	5,818,991
Close Brothers Group PLC	88,821	919,624
CNH Industrial NV	592,000	6,744,849
Coca-Cola Europacific Partners PLC	137,458	5,858,460
Compass Group PLC	994,934	20,047,129
ConvaTec Group PLC (e)	921,382	2,114,675
Croda International PLC	77,098	5,547,715
Currys PLC	604,092	382,018
Darktrace PLC (a)(b)	233,131	767,980
DCC PLC	50,269	2,631,244
Dechra Pharmaceuticals PLC	75,096	2,198,013
Derwent London PLC REIT	67,353	1,518,759
DEV Clever Holdings PLC (a)(b)(f)	3,498,648	878,746
Diageo PLC	1,283,263	54,399,406
Diploma PLC	71,235	1,848,035
Direct Line Insurance Group PLC	851,914	1,764,088
Drax Group PLC	228,340	1,530,649
DS Smith PLC	407,461	1,168,506
easyJet PLC (a)	247,469	818,804
Endava PLC ADR (a)(b)	33,000	2,660,790
EnQuest PLC (a)(b)	7,943,811	2,354,367
Entain PLC	325,504	3,946,089
Experian PLC	658,963	19,574,316
Farfetch, Ltd. Class A (a)(b)	160,624	1,196,649
Firstgroup PLC (b)	588,091	690,623
Frasers Group PLC (a)	92,419	699,474
Future PLC	66,474	979,505
Games Workshop Group PLC	18,886	1,221,727
Genuit Group PLC (b)	124,793	406,078
Genus PLC	37,295	1,089,936
Grafton Group PLC CDI	129,621	972,067
Great Portland Estates PLC REIT	167,919	824,771
Gym Group PLC (a)(e)	559,797	687,391
Security Description	Shares	Value
Haleon PLC (a)	2,894,659	$ 9,023,422
Halma PLC	225,494	5,147,650
Hammerson PLC REIT (b)	2,408,436	481,248
Hargreaves Lansdown PLC	116,647	1,129,207
Hays PLC	822,866	936,936
Hiscox, Ltd.	174,209	1,715,998
HomeServe PLC (a)	233,155	3,081,606
Howden Joinery Group PLC	353,127	1,991,475
HSBC Holdings PLC	11,503,024	60,005,147
IG Group Holdings PLC	214,931	1,831,845
IMI PLC	137,457	1,717,029
Imperial Brands PLC	568,598	11,774,160
Inchcape PLC	246,740	1,879,849
Indivior PLC (a)	478,287	1,517,376
Informa PLC	707,415	4,100,055
IntegraFin Holdings PLC	124,787	306,181
InterContinental Hotels Group PLC	117,526	5,731,875
Intermediate Capital Group PLC	175,797	1,928,667
International Consolidated Airlines Group SA (a)(b)	402,414	425,271
Intertek Group PLC	99,353	4,111,348
Intu Properties PLC REIT (a)(b)(f)	283,527	—
Investec PLC	335,638	1,360,436
ITV PLC	2,160,802	1,381,652
J Sainsbury PLC	1,454,457	2,829,951
JD Sports Fashion PLC	1,226,804	1,372,220
John Wood Group PLC (a)	617,228	877,456
Johnson Matthey PLC	117,686	2,407,407
Jupiter Fund Management PLC	495,307	507,849
Just Eat Takeaway.com NV (a)(b)(e)	35,081	557,886
Keller Group PLC	59,695	419,816
Kingfisher PLC	2,310,846	5,685,430
Lancashire Holdings, Ltd.	117,732	653,178
Land Securities Group PLC REIT	728,260	4,242,006
Legal & General Group PLC	3,486,310	8,425,673
Lloyds Banking Group PLC	41,350,554	19,105,458
London Stock Exchange Group PLC	183,845	15,654,644
LondonMetric Property PLC REIT	415,298	808,977
M&G PLC	1,505,362	2,798,764
Man Group PLC	1,626,264	4,068,306
Marks & Spencer Group PLC (a)	1,780,972	1,961,855
Marshalls PLC	182,075	594,710
Melrose Industries PLC	2,469,128	2,816,924
Micro Focus International PLC	212,117	1,232,235
Moneysupermarket.com Group PLC	491,392	1,019,188

See accompanying notes to financial statements.
67

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
National Express Group PLC (a)	374,541	$ 705,335
National Grid PLC	2,246,430	23,346,580
NatWest Group PLC	2,456,156	6,193,739
Next PLC	125,998	6,752,678
Ninety One PLC	214,130	435,040
Nomad Foods, Ltd. (a)(b)	86,929	1,234,392
Ocado Group PLC (a)(b)	275,091	1,450,972
Oxford Nanopore Technologies PLC (a)	95,507	273,466
Pearson PLC	703,428	6,806,428
Pennon Group PLC	163,730	1,438,413
Pensana PLC (a)	77,140	46,758
Persimmon PLC	74,686	1,031,728
Petrofac, Ltd. (a)(b)	176,152	198,605
Phoenix Group Holdings PLC	331,291	1,948,211
Playtech PLC (a)	288,420	1,421,789
Provident Financial PLC	65,461	121,814
Quilter PLC (e)	1,190,299	1,218,711
Reckitt Benckiser Group PLC	422,950	28,215,017
Redrow PLC	121,402	541,000
RELX PLC (c)	742,530	18,252,066
RELX PLC (c)	604,581	14,842,477
Rentokil Initial PLC (b)	1,090,584	5,813,172
Restaurant Group PLC (a)	1,855,982	611,190
Rightmove PLC	601,267	3,236,497
Rolls-Royce Holdings PLC (a)	5,451,525	4,234,923
Rotork PLC	645,414	1,687,353
Royal Mail PLC	269,711	555,339
RS GROUP PLC	327,021	3,537,367
S4 Capital PLC (a)	105,147	170,781
Sage Group PLC	661,617	5,149,259
Schroders PLC	396,447	1,722,861
Segro PLC REIT	583,102	4,901,401
Serco Group PLC	1,067,754	1,862,992
Severn Trent PLC	141,228	3,712,722
Shaftesbury PLC REIT (b)	184,263	756,538
Smith & Nephew PLC	564,258	6,616,899
Smiths Group PLC	336,389	5,670,214
Spectris PLC	72,844	2,224,798
Spirax-Sarco Engineering PLC	42,521	4,936,481
Spirent Communications PLC	474,405	1,389,613
SSE PLC	890,977	15,192,471
SSP Group PLC (a)	384,537	814,947
St James's Place PLC	308,464	3,567,344
Standard Chartered PLC	1,715,410	10,853,717
Subsea 7 SA	148,942	1,182,269
Tate & Lyle PLC	460,269	3,493,827
Taylor Wimpey PLC	1,452,944	1,432,156
Telecom Plus PLC	36,735	707,785
Tesco PLC	4,117,623	9,505,562
THG PLC (a)(b)	438,473	184,627
Tiziana Life Sciences, Ltd. (a)(b)	217,960	170,009
Security Description	Shares	Value
TP ICAP Group PLC	482,802	$ 1,056,345
Trainline PLC (a)(e)	166,403	586,430
Travis Perkins PLC	83,895	727,114
Tritax Big Box REIT PLC	1,282,218	1,943,759
Trustpilot Group PLC (a)(e)	323,734	272,122
Unilever PLC (c)	1,482,735	65,693,944
Unilever PLC (c)	26,730	1,184,133
UNITE Group PLC REIT	156,497	1,499,778
United Utilities Group PLC	418,767	4,154,868
Victrex PLC	55,921	1,042,490
Virgin Money UK PLC CDI	439,159	590,127
Vodafone Group PLC	16,456,019	18,575,587
Weir Group PLC	68,292	1,072,236
WH Smith PLC (a)	63,605	849,542
Whitbread PLC	163,013	4,188,980
Wickes Group PLC	94,380	127,165
Workspace Group PLC REIT	139,372	620,145
WPP PLC	791,611	6,627,562
		1,010,278,134
UNITED STATES — 3.8%
Access Bio, Inc. (a)	28,823	227,651
Accustem Sciences, Inc. (a)	11	5
Adaptimmune Therapeutics PLC ADR (a)(b)	167,445	180,003
Argonaut Gold, Inc. (a)	207,349	63,379
Atlassian Corp. PLC Class A (a)	79,797	16,804,450
Bausch Health Cos., Inc. (a)(b)	199,463	1,384,867
Brookfield Renewable Corp. Class A (b)	111,500	3,662,974
Carnival PLC (a)	189,313	1,229,518
Constellium SE (a)	48,257	489,326
CyberArk Software, Ltd. (a)	36,321	5,445,971
Energy Fuels, Inc. (a)(b)	17,219	105,641
Ferguson PLC	189,328	19,875,047
Fiverr International, Ltd. (a)(b)	13,137	401,861
Flex, Ltd. (a)	571,663	9,523,906
Globant SA (a)	23,605	4,416,023
GSK PLC	2,315,724	33,755,470
Hecla Mining Co. (b)	16,668	65,672
Inmode, Ltd. (a)(b)	18,870	549,306
International Game Technology PLC (b)	61,780	976,124
James Hardie Industries PLC CDI	248,483	4,927,064
Mind Medicine MindMed, Inc. (a)	2,041	1,614
Monday.com, Ltd. (a)(b)	20,500	2,323,470
Nestle SA	1,551,297	168,771,026
Nitro Software, Ltd. (a)(b)	424,803	439,735
Nordic American Tankers, Ltd.	233,107	622,396
NortonLifeLock, Inc.	13,140	264,640
PolyPeptide Group AG (a)(e)	10,494	309,196

See accompanying notes to financial statements.
68

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
QIAGEN NV (a)	137,551	$ 5,791,632
REC Silicon ASA (a)(b)	440,878	740,376
Rhi Magnesita NV	19,826	373,805
Schneider Electric SE (c)	336,796	38,583,431
Schneider Electric SE (c)	2,000	226,134
Signify NV (e)	86,736	2,262,775
Sinch AB (a)(b)(e)	365,110	495,345
Spotify Technology SA (a)	68,149	5,881,259
Stellantis NV (c)	621,138	7,469,918
Stellantis NV (c)	634,843	7,632,249
Stratasys, Ltd. (a)	27,099	390,497
Swiss Re AG	201,935	15,009,972
Tenaris SA	222,287	2,888,632
UroGen Pharma, Ltd. (a)	81,896	681,375
Waste Connections, Inc. (b)	152,845	20,762,359
		386,006,094
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	397,084	6,776,769
TOTAL COMMON STOCKS (Cost $12,037,931,508)		10,117,186,249

RIGHTS — 0.0% (d)
AUSTRALIA — 0.0% (d)
Atlas Arteria, Ltd. (expiring 10/06/22) (a)(f)	191,434	—
CANADA — 0.0% (d)
Pan American Silver Corp. (expiring 02/22/29) (a)(c)	32,412	18,769
SOUTH KOREA — 0.0% (d)
Osteogenic Core Technologies, Inc. (expiring 11/08/22) (a)	2,844	7,454
SWEDEN — 0.0% (d)
Securitas AB (expiring 10/11/22) (a)(b)	764,908	319,128
TOTAL RIGHTS (Cost $495,152)		345,351
WARRANTS — 0.0% (d)
AUSTRALIA — 0.0% (d)
PointsBet Holdings Ltd. (expiring 07/08/24) (a)	23,421	—
FRANCE — 0.0% (d)
Vantiva SA (expiring 09/22/24) (a)(b)	7,094	834
TOTAL WARRANTS (Cost $0)		834
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (g)(h)	5,175,127	$ 5,176,162
State Street Navigator Securities Lending Portfolio II (i)(j)	327,294,380	327,294,380
TOTAL SHORT-TERM INVESTMENTS (Cost $332,470,542)		332,470,542
TOTAL INVESTMENTS — 102.3% (Cost $12,370,897,202)		10,450,002,976
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(234,324,354)
NET ASSETS — 100.0%		$10,215,678,622
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the security is $1,317,784, representing 0.01% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.
69

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	800	12/16/2022	$73,893,114	$66,424,000	$(7,469,114)

During the year ended September 30, 2022, average notional value related to futures contracts was $38,174,538.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 10,113,531,889	$2,336,576	$1,317,784	$ 10,117,186,249
Rights	337,897	7,454	0(a)	345,351
Warrants	834	—	—	834
Short-Term Investments	332,470,542	—	—	332,470,542
TOTAL INVESTMENTS	$10,446,341,162	$2,344,030	$1,317,784	$10,450,002,976
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(7,469,114)	—	—	(7,469,114)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (7,469,114)	$ —	$ —	$ (7,469,114)
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of September 30, 2022

% of Net Assets
Financials	17.4%
Industrials	15.8
Health Care	11.2
Consumer Discretionary	10.6
Information Technology	9.6
Consumer Staples	9.2
Materials	8.2
Energy	5.9
Communication Services	4.7
Real Estate	3.3
Utilities	3.1
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(2.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
70

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,575,064	$ 5,576,179	$ 654,499,551	$ 654,898,669	$(899)	$—	5,175,127	$ 5,176,162	$ 125,159
State Street Navigator Securities Lending Portfolio II	168,665,275	168,665,275	2,326,613,445	2,167,984,340	—	—	327,294,380	327,294,380	2,932,714
Total		$174,241,454	$ 2,981,112,996	$2,822,883,009	$(899)	$—		$332,470,542	$3,057,873
See accompanying notes to financial statements.
71

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 98.7%
BERMUDA — 0.0% (a)
Productive Technologies Co., Ltd. (b)	1,618,000	$ 243,218
BRAZIL — 6.1%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	101,177	37,599
Afya, Ltd. Class A (b)(c)	12,788	173,405
Ambev SA ADR (c)	3,984,453	11,276,002
Americanas SA	711,976	2,235,106
Anima Holding SA (b)	119,611	134,011
Arco Platform, Ltd. Class A (b)(c)	11,509	124,182
Atacadao SA	23,421	83,701
Auren Energia SA	89,496	224,201
Azul SA Preference Shares (b)	123,798	336,912
B3 SA - Brasil Bolsa Balcao	5,724,597	13,811,807
Banco Bradesco SA ADR	5,235,183	19,265,473
Banco Bradesco SA	736,408	2,220,586
Banco BTG Pactual SA	693,935	3,183,029
Banco do Brasil SA	1,117,597	7,959,148
Banco Pan SA Preference Shares	474,046	611,746
Banco Santander Brasil SA	48,614	272,692
BB Seguridade Participacoes SA	663,407	3,258,867
Boa Vista Servicos SA	41,892	45,619
BR Malls Participacoes SA	1,376,071	2,399,096
Bradespar SA Preference Shares	482,972	2,121,600
Braskem SA ADR (c)	154,236	1,502,259
BRF SA ADR (b)(c)	680,219	1,591,712
CCR SA	666,165	1,543,220
Centrais Eletricas Brasileiras SA ADR (c)	884,040	7,098,841
CI&T, Inc. Class A (b)(c)	22,747	213,594
Cia Brasileira de Aluminio	879	1,859
Cia Brasileira de Distribuicao ADR (c)	296,160	1,048,406
Cia de Saneamento Basico do Estado de Sao Paulo	587,281	5,385,459
Cia Energetica de Minas Gerais ADR (c)	2,601,855	5,255,747
Cia Siderurgica Nacional SA ADR (c)	795,604	1,893,538
Cielo SA	1,393,186	1,390,906
Clear Sale SA (b)	43,039	45,594
Cogna Educacao (b)	1,653,226	898,617
Construtora Tenda SA (b)	1,652	2,205
Cosan SA	1,029,911	3,309,364
Cosan SA ADR (c)	40,500	521,640
CVC Brasil Operadora e Agencia de Viagens SA (b)	99,510	116,089
Security Description	Shares	Value
Cyrela Brazil Realty SA Empreendimentos e Participacoes	578,052	$ 1,961,092
Desktop - Sigmanet Comunicacao Multimidia S.A (d)	64,559	121,626
Dexco SA	577,702	998,644
Embraer SA (b)	956,596	2,060,391
Eneva SA (b)	1,178,665	3,083,485
Engie Brasil Energia SA	104,480	743,878
Equatorial Energia SA	403,854	2,008,500
Eternit SA	8,716	20,626
Gafisa SA (b)	3,312	4,942
Gerdau SA ADR (c)	1,229,179	5,555,889
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	26,662	44,019
Grupo De Mona Soma SA	142,475	350,863
Grupo SBF SA	37,776	140,450
Hapvida Participacoes e Investimentos SA (d)	3,110,219	4,352,932
Hypera SA	175,637	1,436,893
Infracommerce CXAAS SA (b)	194,200	204,654
Inter & Co., Inc. BDR	70,515	226,843
IRB Brasil Resseguros SA (b)	835,213	169,858
Itau Unibanco Holding SA Preference Shares ADR (c)	4,411,006	22,804,901
Itausa SA Preference Shares	5,843,979	10,512,755
Itausa SA	437,179	797,759
Kepler Weber SA	35,149	139,131
Klabin SA	388,962	1,305,205
Kora Saude Participacoes SA (b)	40,040	18,137
Localiza Rent a Car SA	462,035	5,218,432
Locaweb Servicos de Internet SA (b)(d)	138,974	231,244
LOG Commercial Properties e Participacoes SA	3,493	15,983
Log-in Logistica Intermodal SA (b)	1,486	9,053
Lojas Renner SA	1,175,127	6,050,692
Magazine Luiza SA (b)	2,174,799	1,801,326
Marcopolo SA Preference Shares	477,910	255,352
Marfrig Global Foods SA	229,330	418,478
Meliuz SA (b)(d)	198,134	41,394
Metalurgica Gerdau SA Preference Shares	1,610,926	3,154,036
Mills Estruturas e Servicos de Engenharia SA	36,814	75,209
Minerva SA	45,541	105,583
MMX Mineracao e Metalicos SA (b)(e)	20,968	—

See accompanying notes to financial statements.
72

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
MRV Engenharia e Participacoes SA	120,351	$ 276,354
Natura & Co. Holding SA	758,501	2,065,637
Nexa Resources SA (c)	20,588	106,234
Nexpe Participacoes SA (b)	6,824	568
NU Holdings, Ltd. Class A (b)(c)	1,699,679	7,478,588
Odontoprev SA	28,821	46,891
Oi SA ADR (b)	850,648	93,571
Pagseguro Digital, Ltd. Class A (b)(c)	147,367	1,949,665
PDG Realty SA Empreendimentos e Participacoes (b)	71,331	9,231
Pet Center Comercio e Participacoes SA	133,600	251,202
Petro Rio SA (b)	313,806	1,597,212
Petroleo Brasileiro SA Preference Shares ADR (f)	1,917,421	21,245,025
Petroleo Brasileiro SA ADR (f)	1,338,221	16,513,647
Positivo Tecnologia SA	47,256	108,773
Profarma Distribuidora de Produtos Farmaceuticos SA	12,120	9,030
Qualicorp Consultoria e Corretora de Seguros SA	106,597	160,816
Raia Drogasil SA	782,193	3,287,066
Rede D'Or Sao Luiz SA (d)	585,648	3,217,959
Restoque Comercio e Confeccoes de Roupas SA (b)	8,687	2,570
Rodobens Negocios Imobiliarios SA	59,083	75,918
Rossi Residencial SA (b)	107,182	55,287
Rumo SA	743,277	2,539,497
StoneCo, Ltd. Class A (b)	177,946	1,695,825
Sul America SA	84,144	343,181
Suzano SA	252,977	2,081,307
Suzano SA ADR	240,203	1,981,675
T4F Entretenimento SA (b)	138,361	78,276
Telefonica Brasil SA	630,898	4,722,827
TIM SA ADR (c)	303,119	3,388,870
TOTVS SA	262,683	1,425,395
Ultrapar Participacoes SA	717,888	1,556,861
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (c)	1,008,024	1,451,555
Vale SA ADR	2,913,650	38,809,818
Vale SA	129,941	1,730,673
Vasta Platform, Ltd. (b)(c)	9,185	48,221
Via SA (b)	1,197,087	706,011
Vibra Energia SA	634,013	2,022,005
VTEX Class A (b)(c)	96,687	357,742
WEG SA	1,589,601	9,445,589
XP, Inc. Class A (b)(c)	203,589	3,870,227
Security Description	Shares	Value
YDUQS Participacoes SA	316,078	$ 844,417
Zenvia, Inc. Class A (b)(c)	14,678	23,632
		315,708,935
CANADA — 0.0% (a)
Atlas Corp. (c)	13,070	181,673
CAYMAN ISLANDS — 0.0% (a)
Belite Bio, Inc. ADR (b)	6,400	216,576
China Financial Leasing Group, Ltd. (b)	2,000	97
		216,673
CHILE — 0.6%
AntarChile SA	239,225	1,785,569
Banco de Chile	13,243,164	1,177,450
Banco Santander Chile	5,425,635	191,553
CAP SA	9,284	60,670
Cencosud SA	104,649	133,824
Empresas COPEC SA	548,955	3,553,665
Empresas Iansa SA (b)	3,039,552	31,730
Enel Americas SA	28,781,882	3,064,667
Enel Chile SA ADR (c)	1,237,441	1,707,668
Enjoy SA (b)	7,579,900	12,368
Falabella SA	1,671,328	3,367,309
Multiexport Foods SA	2,678,766	615,207
Parque Arauco SA	3,041,172	2,666,762
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	122,642	11,535,275
		29,903,717
CHINA — 32.0%
111, Inc. ADR (b)(c)	38,395	102,899
17 Education & Technology Group, Inc. ADR (b)(c)	67,967	91,755
360 DigiTech, Inc. ADR (c)	79,296	1,016,575
360 Security Technology, Inc. Class A	132,100	120,442
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	336,830	823,040
3peak, Inc. Class A	10,918	357,213
3SBio, Inc. (d)	802,500	569,424
9F, Inc. ADR (b)	84,863	19,196
AAC Technologies Holdings, Inc. (b)(c)	830,132	1,298,618
Acrobiosystems Co., Ltd. Class A	9,700	174,131
Addsino Co., Ltd. Class A	324,900	453,456
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	49,481	748,689
Advanced Technology & Materials Co., Ltd. Class A (b)	169,100	179,557
AECC Aviation Power Co., Ltd. Class A	150,200	883,821

See accompanying notes to financial statements.
73

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Agile Group Holdings, Ltd. (b)(c)	2,561,626	$ 600,440
Agora, Inc. ADR (b)	47,588	172,744
Agricultural Bank of China, Ltd. Class A	7,608,600	3,052,341
Agricultural Bank of China, Ltd. Class H	24,746,216	7,408,197
Aier Eye Hospital Group Co., Ltd. Class A	350,137	1,408,082
Air China, Ltd. Class H (b)	2,609,443	1,994,504
Airtac International Group	82,669	1,906,004
AK Medical Holdings, Ltd. (c)(d)	334,000	328,898
Akeso, Inc. (b)(d)	367,000	1,014,522
Alibaba Group Holding, Ltd. ADR (b)	1,491,264	119,286,207
Alibaba Health Information Technology, Ltd. (b)	2,550,000	1,169,442
A-Living Smart City Services Co., Ltd. (d)	84,500	66,955
All Winner Technology Co., Ltd. Class A	61,940	170,551
Alpha Group Class A (b)	491,900	299,453
Alphamab Oncology (b)(c)(d)	228,000	177,174
Aluminum Corp. of China, Ltd. Class H	5,961,495	1,951,750
Amlogic Shanghai Co., Ltd. Class A (b)	29,954	273,063
Amoy Diagnostics Co., Ltd. Class A	18,000	58,248
An Hui Wenergy Co., Ltd. Class A (b)	309,400	194,429
Angang Steel Co., Ltd. Class H	3,493,231	863,306
Angelalign Technology, Inc. (c)(d)	19,000	182,378
Anhui Anke Biotechnology Group Co., Ltd. Class A	17,640	22,294
Anhui Conch Cement Co., Ltd. Class A	135,100	545,960
Anhui Conch Cement Co., Ltd. Class H	1,423,010	4,513,809
Anhui Construction Engineering Group Co., Ltd. Class A	490,000	341,598
Anhui Expressway Co., Ltd. Class H	8,000	5,085
Anhui Guangxin Agrochemical Co., Ltd. Class A	402,860	1,456,233
Anhui Gujing Distillery Co., Ltd. Class A	7,700	293,726
Anhui Gujing Distillery Co., Ltd. Class B	140,400	2,074,727
Anhui Honglu Steel Construction Group Co., Ltd. Class A	82,840	385,316
Security Description	Shares	Value
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	555,600	$ 374,860
Anhui Jinhe Industrial Co., Ltd. Class A	134,700	715,714
Anhui Kouzi Distillery Co., Ltd. Class A	16,300	107,437
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	668,117	851,880
Anhui Yingjia Distillery Co., Ltd. Class A	11,900	93,759
Anji Microelectronics Technology Shanghai Co., Ltd. Class A	16,517	602,328
Anjoy Foods Group Co., Ltd. Class A	14,500	315,824
Anker Innovations Technology Co., Ltd. Class A	5,900	45,890
ANTA Sports Products, Ltd.	979,306	10,379,528
Anton Oilfield Services Group (b)	130,000	5,796
Aoshikang Technology Co., Ltd. Class A	27,400	92,856
Aotecar New Energy Technology Co., Ltd. Class A (b)	246,193	87,715
Apeloa Pharmaceutical Co., Ltd. Class A	271,300	624,864
Archermind Technology Nanjing Co., Ltd. Class A	10,500	51,593
Arcsoft Corp., Ltd. Class A	52,083	173,874
Ascentage Pharma Group International (b)(c)(d)	64,500	97,285
Asia - Potash International Investment Guangzhou Co., Ltd. Class A (b)	51,100	209,442
Asian Citrus Holdings, Ltd. (b)	550,000	6,096
Asymchem Laboratories Tianjin Co., Ltd. Class A	25,760	501,169
ATRenew, Inc. ADR (b)	113,200	260,360
Autel Intelligent Technology Corp., Ltd. Class A	54,257	214,847
Autohome, Inc. ADR	44,605	1,282,840
Avary Holding Shenzhen Co., Ltd. Class A	130,200	473,196
AVIC Industry-Finance Holdings Co., Ltd. Class A	291,600	123,117
AviChina Industry & Technology Co., Ltd. Class H	3,155,000	1,221,824
Bafang Electric Suzhou Co., Ltd. Class A	9,514	156,753
BAIC Motor Corp., Ltd. Class H (d)	6,500	1,424
Baidu, Inc. ADR (b)	221,440	26,016,986

See accompanying notes to financial statements.
74

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Baidu, Inc. Class A (b)	11,755	$ 170,861
BAIOO Family Interactive, Ltd. (d)	2,808,000	123,410
Bank of China, Ltd. Class A	2,500,000	1,083,579
Bank of China, Ltd. Class H	61,232,074	20,046,934
Bank of Communications Co., Ltd. Class A	1,200,000	777,652
Bank of Communications Co., Ltd. Class H	18,669,841	9,846,386
Bank of Ningbo Co., Ltd. Class A	325,790	1,441,781
Baoshan Iron & Steel Co., Ltd. Class A	817,100	602,869
Baozun, Inc. ADR (b)(c)	18,683	117,329
BBMG Corp. Class H	1,460,000	176,690
BeiGene, Ltd. ADR (b)	45,709	6,162,487
Beijing BDStar Navigation Co., Ltd. Class A	145,700	540,156
Beijing Capital International Airport Co., Ltd. Class H (b)	3,625,490	1,962,870
Beijing Career International Co., Ltd. Class A	30,600	145,979
Beijing Certificate Authority Co., Ltd. Class A	21,150	57,584
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	23,000	34,691
Beijing Ctrowell Technology Corp., Ltd. Class A	104,806	110,699
Beijing Dabeinong Technology Group Co., Ltd. Class A (b)	460,600	516,864
Beijing Easpring Material Technology Co., Ltd. Class A	36,000	333,330
Beijing Enterprises Holdings, Ltd.	798,000	2,241,544
Beijing Enterprises Water Group, Ltd.	6,322,000	1,457,703
Beijing GeoEnviron Engineering & Technology, Inc. Class A	1,019,748	1,516,216
Beijing Huafeng Test & Control Technology Co., Ltd. Class A	7,235	227,711
Beijing Jingcheng Machinery Electric Co., Ltd. Class A (b)	1,100	2,092
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	25,988
Beijing Jingyuntong Technology Co., Ltd. Class A	193,100	196,102
Beijing Kingsoft Office Software, Inc. Class A	26,560	749,245
Beijing Roborock Technology Co., Ltd. Class A	4,269	154,595
Security Description	Shares	Value
Beijing Shiji Information Technology Co., Ltd. Class A	262,328	$ 455,173
Beijing Shougang Co., Ltd. Class A	118,000	59,090
Beijing Shunxin Agriculture Co., Ltd. Class A	26,900	75,125
Beijing SL Pharmaceutical Co., Ltd. Class A	301,250	347,768
Beijing Strong Biotechnologies, Inc. Class A	9,100	21,381
Beijing Tiantan Biological Products Corp., Ltd. Class A	276,987	784,437
Beijing Tongtech Co., Ltd. Class A	29,600	76,438
Beijing United Information Technology Co., Ltd. Class A	17,100	258,953
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	24,460	392,505
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	11,100	191,868
Beijing Zuojiang Technology Co., Ltd. Class A	22,900	279,876
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	1,500,000	951,025
Beken Corp. Class A	25,764	94,865
Bengang Steel Plates Co., Ltd. Class A	318,300	139,301
Berry Genomics Co., Ltd. Class A (b)	138,300	220,375
BEST, Inc. ADR (b)	36,220	24,992
Bethel Automotive Safety Systems Co., Ltd. Class A	26,600	320,469
Betta Pharmaceuticals Co., Ltd. Class A	1,400	8,798
BGI Genomics Co., Ltd. Class A	20,100	150,359
Biem.L.Fdlkk Garment Co., Ltd. Class A	203,263	627,539
Bilibili, Inc. ADR (b)(c)	171,207	2,622,891
Bit Digital, Inc. (b)(c)	26,284	31,541
BIT Mining, Ltd. ADR (b)	51,375	14,390
Black Peony Group Co., Ltd. Class A	64,500	57,541
Bloomage Biotechnology Corp., Ltd. Class A	9,852	181,033
Blue Sail Medical Co., Ltd. Class A (b)	143,900	157,037
BOE Technology Group Co., Ltd. Class A	1,170,800	537,023
BOE Technology Group Co., Ltd. Class B	972,500	415,021

See accompanying notes to financial statements.
75

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Bosideng International Holdings, Ltd. (c)	3,046,000	$ 1,509,438
Boyaa Interactive International, Ltd. (b)	64,000	3,057
Brii Biosciences, Ltd. (b)(c)	261,000	176,219
B-Soft Co., Ltd. Class A	266,419	231,696
BYD Co., Ltd. Class A	132,600	4,687,309
BYD Co., Ltd. Class H	654,122	16,199,100
BYD Electronic International Co., Ltd. (c)	764,000	1,845,302
C&S Paper Co., Ltd. Class A	7,400	10,567
C.banner International Holdings, Ltd. (b)	12,000	306
Cabbeen Fashion, Ltd.	1,474,000	264,760
Caitong Securities Co., Ltd. Class A	205,340	194,707
Canaan, Inc. ADR (b)(c)	98,077	321,693
CanSino Biologics, Inc. Class A	11,387	193,267
CanSino Biologics, Inc. Class H (c)(d)	34,400	195,228
CARsgen Therapeutics Holdings, Ltd. (b)(c)(d)	163,500	231,611
CECEP Wind-Power Corp. Class A	643,000	396,850
Central China Securities Co., Ltd. Class A	541,900	265,281
CETC Digital Technology Co., Ltd. Class A	174,490	399,441
CETC Potevio Science&Technology Co., Ltd. Class A	337,181	891,059
CGN Mining Co., Ltd. (b)(c)	325,000	37,676
CGN New Energy Holdings Co., Ltd. (c)	364,000	104,333
CGN Nuclear Technology Development Co., Ltd. Class A	305,000	303,753
CGN Power Co., Ltd. Class H (d)	11,251,000	2,436,553
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	11,925	284,946
Changjiang Securities Co., Ltd. Class A	481,800	352,101
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	27,200	581,417
Chanjet Information Technology Co., Ltd. Class H (b)	3,900	2,385
Chaowei Power Holdings, Ltd.	75,000	15,478
Cheetah Mobile, Inc. ADR (b)	2,593	5,212
Security Description	Shares	Value
ChemPartner PharmaTech Co., Ltd. Class A (b)	51,800	$ 69,462
Chengdu Hongqi Chain Co., Ltd. Class A	1,004,886	655,439
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	23,400	54,716
Chengdu RML Technology Co., Ltd. Class A	16,300	164,620
Chengtun Mining Group Co., Ltd. Class A	105,600	96,133
Chengxin Lithium Group Co., Ltd. Class A	40,500	265,639
Chifeng Jilong Gold Mining Co., Ltd. Class A (b)	125,500	357,005
China Aerospace International Holdings, Ltd.	2,602,000	120,986
China Aircraft Leasing Group Holdings, Ltd.	6,500	3,834
China Aoyuan Group, Ltd. (b)(c)(e)	1,512,000	56,821
China Baoan Group Co., Ltd. Class A	342,400	538,876
China Bohai Bank Co., Ltd. Class H (d)	42,500	5,793
China Chengtong Development Group, Ltd.	3,718,000	60,625
China Cinda Asset Management Co., Ltd. Class H	11,182,000	1,239,295
China CITIC Bank Corp., Ltd. Class H	7,713,208	3,065,671
China Coal Energy Co., Ltd. Class H	3,190,750	2,894,067
China Common Rich Renewable Energy Investment, Ltd. (e)	856,000	—
China Communications Services Corp., Ltd. Class H	152,000	51,119
China Conch Environment Protection Holdings, Ltd. (b)	1,537,200	787,213
China Conch Venture Holdings, Ltd.	1,620,200	2,584,097
China Construction Bank Corp. Class H	74,515,351	43,096,051
China CSSC Holdings, Ltd. Class A	187,900	596,976
China Datang Corp. Renewable Power Co., Ltd. Class H	1,471,000	342,925
China Dili Group (b)(c)	2,597,100	281,218
China Dongxiang Group Co., Ltd. (b)	1,158,000	47,943
China East Education Holdings, Ltd. (c)(d)	31,500	10,433

See accompanying notes to financial statements.
76

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
China Eastern Airlines Corp., Ltd. Class H (b)(c)	144,000	$ 48,979
China Education Group Holdings, Ltd. (b)	461,000	341,203
China Electronics Huada Technology Co., Ltd.	134,000	10,584
China Energine International Holdings, Ltd. (b)(c)(e)	1,430,000	13,936
China Everbright Bank Co., Ltd. Class A	658,900	260,634
China Everbright Environment Group, Ltd.	3,524,111	1,463,535
China Everbright, Ltd.	24,000	13,880
China Evergrande Group (b)(c)(e)	2,016,737	105,976
China Fangda Group Co., Ltd. Class B	174,667	48,729
China Feihe, Ltd. (d)	1,941,000	1,359,954
China Financial Services Holdings, Ltd. (b)(e)	86,100	9,323
China Foods, Ltd.	16,000	4,769
China Galaxy Securities Co., Ltd. Class A	185,400	234,053
China Galaxy Securities Co., Ltd. Class H	3,229,400	1,493,359
China Gas Holdings, Ltd.	2,510,400	3,009,320
China Great Wall Securities Co., Ltd. Class A	151,000	173,258
China Greatwall Technology Group Co., Ltd. Class A	191,800	229,757
China Green Electricity Investment of Tianjin Co., Ltd. Class A	84,700	147,560
China Hanking Holdings, Ltd.	1,354,000	132,814
China Harmony Auto Holding, Ltd. (c)	7,000	1,347
China High Speed Railway Technology Co., Ltd. Class A (b)	850,900	262,581
China Hongqiao Group, Ltd.	1,136,500	941,063
China Huarong Energy Co., Ltd. (b)	100,000	726
China Index Holdings, Ltd. ADR (b)(c)	7,875	7,088
China International Capital Corp., Ltd. Class A	66,500	320,973
China International Capital Corp., Ltd. Class H (c)(d)	654,400	952,018
China International Marine Containers Group Co., Ltd. Class H (c)	229,260	146,027
China Jinmao Holdings Group, Ltd.	880,000	179,365
China Jushi Co., Ltd. Class A	101,600	187,833
China Kings Resources Group Co., Ltd. Class A	13,468	63,192
Security Description	Shares	Value
China Lesso Group Holdings, Ltd. (b)	1,534,000	$ 1,428,495
China Life Insurance Co., Ltd. Class H	7,022,490	8,999,637
China Literature, Ltd. (b)(c)(d)	214,200	607,135
China Longyuan Power Group Corp., Ltd. Class H	3,038,000	3,812,061
China Medical System Holdings, Ltd.	1,620,000	1,933,706
China Meheco Co., Ltd. Class A	14,700	24,826
China Meidong Auto Holdings, Ltd.	152,000	240,492
China Mengniu Dairy Co., Ltd. (b)	2,684,085	10,650,995
China Merchants Bank Co., Ltd. Class A	1,050,962	4,960,601
China Merchants Bank Co., Ltd. Class H	2,955,399	13,741,839
China Merchants China Direct Investments, Ltd.	4,000	4,168
China Merchants Energy Shipping Co., Ltd. Class A	314,300	313,015
China Merchants Port Holdings Co., Ltd.	1,627,509	2,046,334
China Merchants Securities Co., Ltd. Class A	460,141	796,468
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	189,757	434,923
China Minmetals Rare Earth Co., Ltd. Class A (b)	37,900	139,922
China Minsheng Banking Corp., Ltd. Class H (c)	7,963,879	2,282,670
China Modern Dairy Holdings, Ltd. (c)	93,000	10,663
China National Accord Medicines Corp., Ltd. Class B	318,795	657,092
China National Building Material Co., Ltd. Class H	3,413,400	2,613,350
China National Gold Group Gold Jewellery Co., Ltd. Class A	93,000	143,887
China National Software & Service Co., Ltd. Class A	38,700	233,748
China Nonferrous Mining Corp., Ltd. (c)	242,000	92,485
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	202,400	754,051
China NT Pharma Group Co., Ltd. (b)	1,574,662	18,856
China Ocean Industry Group, Ltd. (b)(e)	57,625	229

See accompanying notes to financial statements.
77

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
China Oil & Gas Group, Ltd. (b)	132,000	$ 4,624
China Oilfield Services, Ltd. Class H (c)	2,438,422	2,419,815
China Online Education Group ADR (b)	1,523	2,924
China Overseas Grand Oceans Group, Ltd.	117,745	43,649
China Overseas Land & Investment, Ltd.	3,336,494	8,691,996
China Overseas Property Holdings, Ltd.	62,066	54,002
China Pacific Insurance Group Co., Ltd. Class A	303,438	865,306
China Pacific Insurance Group Co., Ltd. Class H	2,163,133	3,984,624
China Petroleum & Chemical Corp. Class H	21,785,492	9,352,617
China Power International Development, Ltd.	5,314,511	2,119,061
China Railway Group, Ltd. Class H	6,466,487	3,171,502
China Rare Earth Holdings, Ltd. (b)(c)	2,439,200	127,399
China Resources Beer Holdings Co., Ltd.	1,056,930	7,358,212
China Resources Boya Bio-pharmaceutical Group Co., Ltd. Class A	19,825	88,987
China Resources Cement Holdings, Ltd.	738,000	342,211
China Resources Double Crane Pharmaceutical Co., Ltd. Class A	11,100	27,387
China Resources Gas Group, Ltd.	456,500	1,450,932
China Resources Land, Ltd.	2,486,820	9,789,009
China Resources Microelectronics, Ltd. Class A	26,531	177,217
China Resources Mixc Lifestyle Services, Ltd. (d)	261,000	1,002,452
China Resources Power Holdings Co., Ltd.	1,851,155	2,876,991
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	24,600	132,538
China Sanjiang Fine Chemicals Co., Ltd.	73,000	14,786
China Shenhua Energy Co., Ltd. Class A	250,000	1,109,529
China Shenhua Energy Co., Ltd. Class H	3,570,088	10,664,921
China Shuifa Singyes Energy Holdings, Ltd.	9,600	1,052
China South City Holdings, Ltd. (b)(c)	2,972,000	153,334
Security Description	Shares	Value
China Southern Airlines Co., Ltd. Class H (b)(c)	2,424,387	$ 1,278,610
China State Construction Engineering Corp., Ltd. Class A	1,378,900	996,098
China State Construction International Holdings, Ltd.	700,000	708,926
China Suntien Green Energy Corp., Ltd. Class A	222,400	306,967
China Taiping Insurance Holdings Co., Ltd.	1,290,235	1,086,441
China Testing & Certification International Group Co., Ltd. Class A	1,093,733	1,495,816
China Three Gorges Renewables Group Co., Ltd. Class A	868,700	686,026
China Tianying, Inc. Class A	662,900	436,097
China Tourism Group Duty Free Corp., Ltd. Class A	159,700	4,440,996
China Tower Corp., Ltd. Class H (d)	32,548,000	3,482,888
China TransInfo Technology Co., Ltd. Class A (b)	342,900	399,697
China Travel International Investment Hong Kong, Ltd. (b)(c)	8,360,000	1,469,675
China Vanke Co., Ltd. Class A	513,600	1,284,513
China Vanke Co., Ltd. Class H	1,283,400	2,337,943
China World Trade Center Co., Ltd. Class A	133,100	255,590
China Yangtze Power Co., Ltd. Class A	1,477,000	4,711,218
China Yongda Automobiles Services Holdings, Ltd.	944,000	506,279
China Yuhua Education Corp., Ltd. (b)(d)	24,000	2,476
China ZhengTong Auto Services Holdings, Ltd. (b)	38,000	1,840
China Zhenhua Group Science & Technology Co., Ltd. Class A	140,207	2,280,946
ChinaCache International Holdings, Ltd. ADR (b)(c)(e)	18,355	—
Chinasoft International, Ltd. (b)	1,074,000	660,826
Chindata Group Holdings, Ltd. ADR (b)(c)	64,911	524,481
Chinese Universe Publishing & Media Group Co., Ltd. Class A	215,600	253,731
Chlitina Holding, Ltd.	2,000	9,796

See accompanying notes to financial statements.
78

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Chongqing Brewery Co., Ltd. Class A	27,511	$ 432,974
Chongqing Changan Automobile Co., Ltd. Class A	181,952	320,560
Chongqing Changan Automobile Co., Ltd. Class B	2,342,110	1,077,086
Chongqing Department Store Co., Ltd. Class A	24,800	71,417
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	8,702	15,722
Chongqing Gas Group Corp., Ltd. Class A	172,700	193,069
Chongqing Iron & Steel Co., Ltd. Class A (b)	757,500	166,819
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	8,614
Chongqing Three Gorges Water Conservancy & Electric Power Co., Ltd. Class A	133,300	168,468
Chongqing Zhifei Biological Products Co., Ltd. Class A	135,500	1,642,729
Chongyi Zhangyuan Tungsten Industry Co., Ltd. Class A	66,700	67,363
Chow Tai Seng Jewellery Co., Ltd. Class A	203,343	330,864
CIFI Ever Sunshine Services Group, Ltd. (c)	192,000	71,420
CIFI Holdings Group Co., Ltd. (b)	2,391,895	243,763
CIMC Enric Holdings, Ltd.	10,000	10,663
Citic Pacific Special Steel Group Co., Ltd. Class A	169,150	418,061
CITIC Resources Holdings, Ltd.	2,414,000	127,621
CITIC Securities Co., Ltd. Class A	712,370	1,740,668
CITIC Securities Co., Ltd. Class H	1,860,225	3,161,238
CITIC Telecom International Holdings, Ltd.	1,608,000	520,302
CITIC, Ltd.	4,487,961	4,230,743
Client Service International, Inc. Class A (b)	35,950	63,689
Cloopen Group Holding, Ltd. ADR (b)	41,200	28,861
CMOC Group, Ltd. Class A	1,816,500	1,202,651
CMOC Group, Ltd. Class H (c)	1,092,000	427,068
CMST Development Co., Ltd. Class A	304,300	207,444
CNGR Advanced Material Co., Ltd. Class A	41,300	483,030
Security Description	Shares	Value
CNHTC Jinan Truck Co., Ltd. Class A	195,660	$ 278,842
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	1,427,928	1,380,028
COFCO Biotechnology Co., Ltd. Class A	175,100	197,472
Colour Life Services Group Co., Ltd. (b)(c)(e)	69,000	2,725
Comtec Solar Systems Group, Ltd. (b)	211,500	4,553
Connect Biopharma Holdings, Ltd. ADR (b)	5,197	6,704
Contec Medical Systems Co., Ltd. Class A	5,000	14,967
Contemporary Amperex Technology Co., Ltd. Class A	159,893	8,991,185
Continental Aerospace Technologies Holding, Ltd. (b)	2,314,527	23,883
CooTek Cayman, Inc. ADR (b)	15,997	4,097
COSCO SHIPPING Development Co., Ltd. Class H	8,769,709	1,106,003
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)(c)	2,394,000	1,991,467
COSCO SHIPPING Holdings Co., Ltd. Class A	400,000	618,307
COSCO SHIPPING Holdings Co., Ltd. Class H (c)	4,127,062	4,842,131
COSCO SHIPPING Ports, Ltd.	2,417,882	1,524,671
Cosmo Lady China Holdings Co., Ltd. (b)(c)(d)	71,000	1,764
Country Garden Holdings Co., Ltd. (b)(c)	6,950,587	1,611,494
Country Garden Services Holdings Co., Ltd.	1,287,000	1,895,275
CQ Pharmaceutical Holding Co., Ltd. Class A	677,700	455,339
Crazy Sports Group, Ltd. (b)(c)	2,722,200	73,171
Crystal Clear Electronic Material Co., Ltd. Class A	30,211	63,226
CSC Financial Co., Ltd. Class A	185,500	602,882
CSG Holding Co., Ltd. Class B	847,345	324,910
CSG Smart Science&Technology Co., Ltd. Class A (b)	133,300	120,040
CSPC Pharmaceutical Group, Ltd.	6,760,960	6,700,757
CStone Pharmaceuticals (b)(c)(d)	161,500	72,007

See accompanying notes to financial statements.
79

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
CTS International Logistics Corp., Ltd. Class A	366,890	$ 493,534
Daan Gene Co., Ltd. Class A	358,219	833,097
Dada Nexus, Ltd. ADR (b)(c)	47,629	225,285
Dajin Heavy Industry Co., Ltd. Class A	59,100	332,342
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	468,300	360,627
Daqo New Energy Corp. ADR (b)	49,321	2,617,959
DaShenLin Pharmaceutical Group Co., Ltd. Class A	44,056	187,245
Datang International Power Generation Co., Ltd. Class H (b)	8,322,000	1,590,211
Dazhong Transportation Group Co., Ltd. Class B	1,510,050	377,512
Deppon Logistics Co., Ltd. Class A (b)	146,000	336,884
DHC Software Co., Ltd. Class A	169,000	126,350
DiDi Global, Inc. ADR (b)	81,120	149,017
Digital China Group Co., Ltd. Class A	193,000	434,234
Digital China Information Service Co., Ltd. Class A	152,000	205,747
DingDong Cayman, Ltd. ADR (b)(c)	84,800	301,888
Do-Fluoride New Materials Co., Ltd. Class A	142,100	715,568
Dongfang Electric Corp., Ltd. Class A	217,400	623,308
Dongfang Electric Corp., Ltd. Class H	280,200	381,934
Dongfang Electronics Co., Ltd. Class A	172,400	175,322
Dongfeng Motor Group Co., Ltd. Class H (b)	1,094,714	585,714
Dongguan Aohai Technology Co., Ltd. Class A	32,200	162,916
Dongguan Yiheda Automation Co., Ltd. Class A	50,900	421,242
Dongjiang Environmental Co., Ltd. Class A	348,000	272,380
Dongyue Group, Ltd.	1,039,000	1,036,366
Double Medical Technology, Inc. Class A	134,800	759,924
DouYu International Holdings, Ltd. ADR (b)(c)	71,772	71,772
East Group Co., Ltd. Class A	189,800	173,050
East Money Information Co., Ltd. Class A	531,124	1,312,696
Security Description	Shares	Value
Eastern Communications Co., Ltd. Class B	436,800	$ 168,168
Ebang International Holdings, Inc. Class A (b)(c)	151,283	62,056
E-Commodities Holdings, Ltd.	6,250	1,306
Ecovacs Robotics Co., Ltd. Class A	14,900	139,404
E-House China Enterprise Holdings, Ltd. (b)(c)	296,400	26,053
Electric Connector Technology Co., Ltd. Class A	30,200	163,896
Eoptolink Technology, Inc., Ltd. Class A	32,513	96,410
ESR Group, Ltd. (d)	857,000	2,161,633
Essex Bio-technology, Ltd.	1,531,000	665,067
Eve Energy Co., Ltd. Class A	138,299	1,641,163
Everbright Securities Co., Ltd. Class A	152,400	281,108
Everest Medicines, Ltd. (b)(d)	63,500	60,670
Evergrande Property Services Group, Ltd. (b)(c)(e)	2,936,000	215,060
Fang Holdings, Ltd. ADR (b)(c)	3,817	5,687
Fanhua, Inc. ADR (c)	46,542	239,691
Far East Horizon, Ltd. (c)	2,766,000	1,867,514
FAW Jiefang Group Co., Ltd. Class A	306,500	308,686
Fiberhome Telecommunication Technologies Co., Ltd. Class A	30,400	52,961
Fibocom Wireless, Inc. Class A	32,640	82,686
FinVolution Group ADR (c)	33,096	141,651
Fire Rock Holdings, Ltd. (b)(c)(e)	804,000	28,678
First Capital Securities Co., Ltd. Class A	295,500	225,900
First Tractor Co., Ltd. Class A	172,500	212,929
Flat Glass Group Co., Ltd. Class A (b)	194,100	890,298
Flat Glass Group Co., Ltd. Class H (b)(c)	196,000	476,898
Focus Media Information Technology Co., Ltd. Class A	388,700	300,965
Foshan Haitian Flavouring & Food Co., Ltd. Class A	247,996	2,880,993
Founder Securities Co., Ltd. Class A	340,200	312,563

See accompanying notes to financial statements.
80

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Foxconn Industrial Internet Co., Ltd. Class A	144,000	$ 172,093
Fufeng Group, Ltd.	71,000	36,269
Fujian Boss Software Development Co., Ltd. Class A	42,210	95,028
Fujian Funeng Co., Ltd. Class A	45,900	68,826
Fujian Star-net Communication Co., Ltd. Class A	185,600	471,996
Fujian Sunner Development Co., Ltd. Class A	143,400	389,419
Fujian Yongfu Power Engineering Co., Ltd. Class A	23,200	145,269
Full Truck Alliance Co., Ltd. ADR (b)(c)	481,400	3,153,170
Fuyao Glass Industry Group Co., Ltd. Class A	334,817	1,681,799
Fuyao Glass Industry Group Co., Ltd. Class H (d)	172,000	694,582
Ganfeng Lithium Co., Ltd. Class A	185,120	1,943,343
Ganfeng Lithium Co., Ltd. Class H (c)(d)	155,400	1,034,363
Gaotu Techedu, Inc. ADR (b)(c)	151,965	183,878
G-bits Network Technology Xiamen Co., Ltd. Class A	14,600	508,931
GCL Energy Technology Co., Ltd.	66,300	122,386
GCL New Energy Holdings, Ltd. (b)	4,041,462	44,276
GCL System Integration Technology Co., Ltd. Class A (b)	467,700	207,308
GCL Technology Holdings, Ltd. (b)	12,709,000	3,885,604
GD Power Development Co., Ltd. Class A (b)	475,500	271,461
GDS Holdings, Ltd. ADR (b)	90,018	1,589,718
Geely Automobile Holdings, Ltd.	4,041,489	5,570,633
GEM Co., Ltd. Class A	120,800	125,051
Gemdale Corp. Class A	151,700	244,494
Genertec Universal Medical Group Co., Ltd. (d)	807,600	413,579
Genetron Holdings, Ltd. ADR (b)(c)	26,572	20,774
Genimous Technology Co., Ltd. Class A (b)	538,300	389,616
Genscript Biotech Corp. (b)	692,000	1,512,722
Getein Biotech, Inc. Class A	315,278	511,227
GF Securities Co., Ltd. Class H	1,933,800	2,106,268
Giant Network Group Co., Ltd. Class A	325,700	343,099
Security Description	Shares	Value
GigaDevice Semiconductor, Inc. Class A	36,960	$ 486,033
Ginlong Technologies Co., Ltd. Class A (b)	24,650	763,964
Global Bio-Chem Technology Group Co., Ltd. (b)	1,096,000	24,015
GoerTek, Inc. Class A	319,700	1,188,367
Goke Microelectronics Co., Ltd. Class A	19,100	176,984
Golden Solar New Energy Technology Holdings, Ltd. (b)(c)	668,000	660,350
GoldenHome Living Co., Ltd. Class A	45,080	162,573
Goldpac Group, Ltd.	64,000	11,414
GOME Retail Holdings, Ltd. (b)(c)	12,422,000	232,619
Goodbaby International Holdings, Ltd. (b)	67,000	6,487
Gotion High-tech Co., Ltd. Class A	91,144	390,317
Gracell Biotechnologies, Inc. ADR (b)(c)	9,670	31,137
Grand Baoxin Auto Group, Ltd. (b)	3,158	151
Grandjoy Holdings Group Co., Ltd. Class A (b)	179,400	84,300
Great Wall Motor Co., Ltd. Class H	3,145,876	3,614,798
Greattown Holdings, Ltd. Class A (b)	297,000	132,062
Greatview Aseptic Packaging Co., Ltd. (b)	10,000	1,414
Gree Electric Appliances, Inc. of Zhuhai Class A	175,000	796,063
Gree Real Estate Co., Ltd. Class A	330,800	237,573
Greentown China Holdings, Ltd.	801,000	1,506,103
Greentown Service Group Co., Ltd.	484,000	323,698
Grinm Advanced Materials Co., Ltd. Class A	151,900	286,578
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (b)	119,400	142,694
Guangdong Electric Power Development Co., Ltd. Class B (b)	2,463,740	662,237
Guangdong Golden Dragon Development, Inc. Class A	168,600	319,740
Guangdong Haid Group Co., Ltd. Class A	138,000	1,166,849
Guangdong Hongda Holdings Group Co., Ltd. Class A	140,600	518,093

See accompanying notes to financial statements.
81

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (b)	679,600	$ 390,840
Guangdong Investment, Ltd.	3,882,229	3,110,768
Guangdong Jia Yuan Technology Shares Co., Ltd. Class A	22,198	162,410
Guangdong Kinlong Hardware Products Co., Ltd. Class A	28,300	351,430
Guangdong Provincial Expressway Development Co., Ltd. Class B	305,200	207,616
Guangdong Shunkong Development Co., Ltd. Class A	75,200	175,628
Guangdong Topstar Technology Co., Ltd. Class A	28,800	46,861
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	290,100	721,064
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	156,900	289,188
Guanghui Energy Co., Ltd. Class A	357,600	615,968
Guangshen Railway Co., Ltd. Class H (b)	6,454,000	879,728
Guangxi Guiguan Electric Power Co., Ltd. Class A	313,500	257,690
Guangzhou Automobile Group Co., Ltd. Class H	3,626,090	2,586,798
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	162,900	593,182
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	12,963
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	45,300	477,327
Guangzhou Haige Communications Group, Inc. Co. Class A	349,500	380,917
Guangzhou Jet Biofiltration Co., Ltd. Class A	51,758	206,476
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	15,400	136,910
Guangzhou R&F Properties Co., Ltd. Class H (b)(c)	1,219,482	206,616
Guangzhou Restaurant Group Co., Ltd. Class A	210,260	637,344
Security Description	Shares	Value
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	4,400	$ 36,846
Guangzhou Tinci Materials Technology Co., Ltd. Class A	285,298	1,763,216
Guangzhou Wondfo Biotech Co., Ltd. Class A	14,840	61,053
Guangzhou Yuexiu Financial Holdings Group Co., Ltd. Class A	655,184	522,004
Guangzhou Zhujiang Brewery Co., Ltd. Class A	322,400	342,336
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A	327,700	222,476
Guocheng Mining Co., Ltd. Class A (b)	162,400	374,271
Guomai Technologies, Inc. Class A	320,500	216,240
Guosen Securities Co., Ltd. Class A	503,200	607,018
Guosheng Financial Holding, Inc. Class A (b)	161,300	172,632
Guotai Junan Securities Co., Ltd. Class A	349,800	670,734
Guoyuan Securities Co., Ltd. Class A	187,510	168,332
H World Group, Ltd. ADR (c)	117,441	3,938,971
Haichang Ocean Park Holdings, Ltd. (b)(c)(d)	1,277,000	1,250,988
Haidilao International Holding, Ltd. (b)(c)(d)	579,000	1,135,887
Haier Smart Home Co., Ltd. Class A	351,200	1,220,233
Haier Smart Home Co., Ltd. Class H	1,515,800	4,644,007
Hainan Meilan International Airport Co., Ltd. Class H (b)(c)	65,000	156,499
Haisco Pharmaceutical Group Co., Ltd. Class A	170,000	456,885
Haitian International Holdings, Ltd. (b)	189,000	359,225
Haitong Securities Co., Ltd. Class A	324,700	394,423
Haitong Securities Co., Ltd. Class H	3,196,400	1,693,910
Hang Zhou Great Star Industrial Co., Ltd. Class A (b)	349,600	931,724
Hangjin Technology Co., Ltd. Class A	160,400	705,574
Hangzhou Chang Chuan Technology Co., Ltd. Class A	129,930	1,039,199

See accompanying notes to financial statements.
82

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Hangzhou Dptech Technologies Co., Ltd. Class A	26,850	$ 43,123
Hangzhou First Applied Material Co., Ltd. Class A	212,957	1,589,153
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (b)	468,100	186,474
Hangzhou Lion Electronics Co., Ltd. Class A	28,300	180,737
Hangzhou Onechance Tech Corp. Class A	69,000	242,545
Hangzhou Robam Appliances Co., Ltd. Class A	34,200	110,000
Hangzhou Silan Microelectronics Co., Ltd. Class A	132,500	595,671
Hangzhou Steam Turbine Power Group Co., Ltd. Class B	1,073,516	1,457,812
Hangzhou Tigermed Consulting Co., Ltd. Class A	116,922	1,495,402
Hansoh Pharmaceutical Group Co., Ltd. (d)	490,000	775,271
Haohua Chemical Science & Technology Co., Ltd. Class A	34,119	186,169
Harbin Boshi Automation Co., Ltd. Class A	674,620	1,351,293
Harbin Electric Co., Ltd. Class H (b)	2,852,942	835,904
HBM Holdings, Ltd. (b)(d)	199,000	47,406
Health & Happiness H&H International Holdings, Ltd.	5,000	4,701
Hebei Construction Group Corp., Ltd. Class H (b)	78,500	8,500
Hefei Meiya Optoelectronic Technology, Inc. Class A	190,520	611,447
Helens International Holdings Co., Ltd. (b)	158,000	220,196
Hello Group, Inc. ADR (c)	118,622	548,034
Henan Jindan Lactic Acid Technology Co., Ltd. Class A	12,660	42,193
Henan Lingrui Pharmaceutical Co. Class A	350,500	567,357
Henan Shenhuo Coal & Power Co., Ltd. Class A	140,800	331,601
Henan Shuanghui Investment & Development Co., Ltd. Class A	131,140	449,939
Hengan International Group Co., Ltd.	732,000	3,273,061
Security Description	Shares	Value
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	139,900	$ 388,352
Hengli Petrochemical Co., Ltd. Class A	444,700	1,055,431
Hisense Home Appliances Group Co., Ltd. Class A	468,400	736,520
Hithink RoyalFlush Information Network Co., Ltd. Class A	6,200	67,382
Holitech Technology Co., Ltd. Class A (b)	282,100	102,882
Hongda Xingye Co., Ltd. Class A (b)	454,600	216,806
Hongfa Technology Co., Ltd. Class A	41,860	204,510
Honghua Group, Ltd. (b)	14,000	339
Hongli Zhihui Group Co., Ltd. Class A (b)	47,500	46,640
Honworld Group, Ltd. (b)(d)(e)	35,000	3,422
Hope Education Group Co., Ltd. (c)(d)	180,000	12,841
Hopson Development Holdings, Ltd. (b)(c)	243,349	254,822
Hoshine Silicon Industry Co., Ltd. Class A	39,000	599,293
Hua Hong Semiconductor, Ltd. (b)(d)	456,000	1,043,295
Huadian Power International Corp., Ltd. Class H (c)	3,359,308	1,228,196
Huadong Medicine Co., Ltd. Class A	34,200	192,464
Huafon Chemical Co., Ltd. Class A	1,309,200	1,199,172
Huafu Fashion Co., Ltd. Class A	152,900	66,701
Huagong Tech Co., Ltd. Class A	129,000	334,390
Huaibei Mining Holdings Co., Ltd. Class A	57,200	135,194
Hualan Biological Engineering, Inc. Class A	274,627	699,554
Huaneng Lancang River Hydropower, Inc. Class A	25,900	24,995
Huaneng Power International, Inc. Class H (b)(c)	5,428,416	2,365,022
Huangshan Tourism Development Co., Ltd. Class B	1,149,182	814,770
Huatai Securities Co., Ltd. Class A	491,900	836,261
Huatai Securities Co., Ltd. Class H (d)	952,000	1,047,820
Huaxi Securities Co., Ltd. Class A	351,200	361,094
Huayu Automotive Systems Co., Ltd. Class A	157,361	364,644

See accompanying notes to financial statements.
83

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Hubei Biocause Pharmaceutical Co., Ltd. Class A	493,500	$ 209,745
Hubei Feilihua Quartz Glass Co., Ltd. Class A	25,694	215,812
Huizhou Desay Sv Automotive Co., Ltd. Class A	98,062	1,897,513
Humanwell Healthcare Group Co., Ltd. Class A	33,900	83,357
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (b)	866,800	327,065
Hunan Gold Corp., Ltd. Class A	155,300	261,623
Hunan Valin Steel Co., Ltd. Class A	279,000	159,671
Hunan Zhongke Electric Co., Ltd. Class A	51,300	152,767
Hundsun Technologies, Inc. Class A	290,110	1,379,102
HUYA, Inc. ADR (b)	27,107	60,178
Hygeia Healthcare Holdings Co., Ltd. (b)(c)(d)	182,800	1,032,775
Hytera Communications Corp., Ltd. Class A (b)	516,700	324,697
HyUnion Holding Co., Ltd. Class A (b)	133,700	141,218
Iflytek Co., Ltd. Class A	187,300	862,261
iHuman, Inc. ADR (b)(c)	17,989	39,576
I-Mab ADR (b)(c)	28,060	112,521
Imeik Technology Development Co., Ltd. Class A	5,700	392,028
Industrial & Commercial Bank of China, Ltd. Class A	4,806,605	2,932,851
Industrial & Commercial Bank of China, Ltd. Class H	54,360,656	25,484,046
Industrial Bank Co., Ltd. Class A	997,400	2,329,410
Industrial Securities Co., Ltd. Class A (b)	499,100	381,545
INESA Intelligent Tech, Inc. Class B	3,139,600	1,280,957
Ingdan, Inc. (b)(c)(d)	64,000	12,719
Ingenic Semiconductor Co., Ltd. Class A	35,700	370,413
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	2,536,500	654,659
Inner Mongolia ERDOS Resources Co., Ltd. Class A	90,900	193,425
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	545,700	300,821
Security Description	Shares	Value
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	204,200	$ 944,645
Inner Mongolia Yitai Coal Co., Ltd. Class B	649,136	978,248
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	143,800	149,868
InnoCare Pharma, Ltd. (b)(c)(d)	188,000	190,637
Innovent Biologics, Inc. (b)(d)	690,500	2,150,693
Inspur Electronic Information Industry Co., Ltd. Class A	32,816	90,911
Intco Medical Technology Co., Ltd. Class A	56,700	158,509
iQIYI, Inc. ADR (b)(c)	229,523	622,007
iRay Technology Co., Ltd. Class A	4,000	292,714
IReader Technology Co., Ltd. Class A	136,300	254,661
IRICO Group New Energy Co., Ltd. Class H (b)	25,000	26,593
JA Solar Technology Co., Ltd. Class A	190,860	1,714,464
Jacobio Pharmaceuticals Group Co., Ltd. (b)(d)	78,600	42,154
Jade Bird Fire Co., Ltd. Class A	50,800	173,154
Jafron Biomedical Co., Ltd. Class A	15,420	104,860
Jason Furniture Hangzhou Co., Ltd. Class A	189,440	1,061,309
JCET Group Co., Ltd. Class A	45,700	137,373
JD Health International, Inc. (b)(d)	797,150	4,579,863
JD Logistics, Inc. (b)(d)	946,400	1,663,756
JD.com, Inc. ADR	756,094	38,031,528
JD.com, Inc. Class A	236,992	5,995,823
Jiajiayue Group Co., Ltd. Class A (b)	180,000	272,431
Jiangling Motors Corp., Ltd. Class A	135,200	275,932
Jiangnan Group, Ltd. (b)	201,000	6,350
Jiangshan Oupai Door Industry Co., Ltd. Class A	17,590	96,226
Jiangsu Akcome Science & Technology Co., Ltd. Class A (b)	446,600	189,812
Jiangsu Ankura Smart Transmission Engineering Technology Co., Ltd. Class A	38,100	197,737
Jiangsu Boqian New Materials Stock Co., Ltd. Class A	28,400	184,443
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	171,500	191,487

See accompanying notes to financial statements.
84

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Jiangsu Cnano Technology Co., Ltd. Class A	19,155	$ 309,445
Jiangsu Eastern Shenghong Co., Ltd. Class A	495,400	1,210,504
Jiangsu Expressway Co., Ltd. Class H	2,539,087	1,905,148
Jiangsu Gian Technology Co., Ltd. Class A	43,700	176,231
Jiangsu GoodWe Power Supply Technology Co., Ltd. Class A	12,858	510,468
Jiangsu Guomao Reducer Co., Ltd. Class A	77,500	171,107
Jiangsu Hengli Hydraulic Co., Ltd. Class A	136,151	864,748
Jiangsu Hengrui Medicine Co., Ltd. Class A	441,916	2,175,750
Jiangsu Hoperun Software Co., Ltd. Class A (b)	51,600	116,458
Jiangsu Jiejie Microelectronics Co., Ltd. Class A	153,050	380,202
Jiangsu King's Luck Brewery JSC, Ltd. Class A	33,100	213,017
Jiangsu Linyang Energy Co., Ltd. Class A	173,900	163,676
Jiangsu Nata Opto-electronic Material Co., Ltd. Class A	25,480	106,578
Jiangsu Shagang Co., Ltd. Class A	124,700	66,293
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	107,365	2,381,739
Jiangsu Yangnong Chemical Co., Ltd. Class A	14,500	203,411
Jiangsu Yoke Technology Co., Ltd. Class A	152,000	1,311,023
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	219,878	888,561
Jiangsu Zhongnan Construction Group Co., Ltd. Class A (b)	163,900	53,337
Jiangsu Zhongtian Technology Co., Ltd. Class A	193,000	608,307
Jiangxi Copper Co., Ltd. Class H	1,615,000	1,868,075
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	149,200	522,995
Jiangxi Special Electric Motor Co., Ltd. Class A (b)	62,400	171,817
Security Description	Shares	Value
Jiangxi Xinyu Guoke Technology Co., Ltd. Class A	19,920	$ 70,776
Jiangxi Zhengbang Technology Co., Ltd. Class A (b)	310,000	194,371
Jiangyin Hengrun Heavy Industries Co., Ltd. Class A	57,500	200,830
Jinchuan Group International Resources Co., Ltd. (c)	617,000	59,736
Jinke Properties Group Co., Ltd. Class A (b)	829,130	243,070
Jinke Smart Services Group Co., Ltd. Class H (c)	22,400	33,957
JinkoSolar Holding Co., Ltd. ADR (b)(c)	34,085	1,887,968
Jinlei Technology Co., Ltd. Class A (b)	51,000	276,492
Jinxin Fertility Group, Ltd. (d)	672,000	329,584
JiuGui Liquor Co., Ltd. Class A	22,500	396,558
Jiumaojiu International Holdings, Ltd. (c)(d)	225,000	369,177
JL Mag Rare-Earth Co., Ltd. Class A	62,240	288,538
Joinn Laboratories China Co., Ltd. Class A	135,708	1,075,705
Jointown Pharmaceutical Group Co., Ltd. Class A	338,000	542,382
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	4,300	19,229
Joy City Property, Ltd. (b)(c)	2,842,000	85,080
Joyoung Co., Ltd. Class A	300,256	622,063
JOYY, Inc. ADR (c)	33,937	882,362
Ju Teng International Holdings, Ltd.	134,500	25,187
Juewei Food Co., Ltd. Class A	19,000	133,522
JW Cayman Therapeutics Co., Ltd. (b)(d)	108,000	43,476
Kama Co., Ltd. Class B (b)	1,208,300	542,527
Kandi Technologies Group, Inc. (b)(c)	8,549	18,038
Kangji Medical Holdings, Ltd. (c)	117,500	83,523
Kanzhun, Ltd. ADR (b)(c)	145,442	2,455,061
KBC Corp., Ltd. Class A	4,559	191,072
KE Holdings, Inc. ADR (b)	493,959	8,654,162
Keboda Technology Co., Ltd. Class A	10,600	80,766
Keda Industrial Group Co., Ltd. Class A	105,000	246,551
Kehua Data Co., Ltd. Class A	34,800	205,994

See accompanying notes to financial statements.
85

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Keshun Waterproof Technologies Co., Ltd. Class A (b)	97,360	$ 130,011
Keymed Biosciences, Inc. (b)(d)	97,500	442,171
Kingboard Holdings, Ltd.	881,391	2,492,628
KingClean Electric Co., Ltd. Class A	45,640	211,454
Kingdee International Software Group Co., Ltd. (b)	1,953,700	2,558,509
Kingfa Sci & Tech Co., Ltd. Class A	54,300	71,444
Kingsoft Cloud Holdings, Ltd. ADR (b)(c)	61,342	122,071
Kingsoft Corp., Ltd.	641,200	1,707,166
Kintor Pharmaceutical, Ltd. (b)(c)(d)	145,000	205,773
Konfoong Materials International Co., Ltd. Class A	20,700	267,651
Konka Group Co., Ltd. Class B	3,440,123	867,711
Koolearn Technology Holding, Ltd. (b)(c)(d)	225,500	845,995
KPC Pharmaceuticals, Inc. Class A	158,000	251,988
Kuaishou Technology (b)(d)	1,402,200	9,101,019
Kuang-Chi Technologies Co., Ltd. Class A (b)	204,390	425,744
Kunlun Energy Co., Ltd.	4,486,152	3,240,357
Kunming Yunnei Power Co., Ltd. Class A	171,500	63,268
Kunshan Kinglai Hygienic Materials Co., Ltd. Class A	15,600	215,494
Kweichow Moutai Co., Ltd. Class A	82,776	21,741,450
KWG Group Holdings, Ltd. (b)	1,624,668	200,758
KWG Living Group Holdings, Ltd.	629,822	84,245
Lao Feng Xiang Co., Ltd. Class A	27,600	152,689
Lao Feng Xiang Co., Ltd. Class B	7,130	20,606
Laobaixing Pharmacy Chain JSC Class A	34,580	155,653
LB Group Co., Ltd. Class A	168,500	372,257
Lee & Man Paper Manufacturing, Ltd.	76,000	24,398
Lenovo Group, Ltd.	6,888,282	4,791,146
Lens Technology Co., Ltd. Class A	300,465	389,007
Leo Group Co., Ltd. Class A (b)	1,698,000	416,810
Levima Advanced Materials Corp. Class A	65,900	369,565
Security Description	Shares	Value
LexinFintech Holdings, Ltd. ADR (b)(c)	61,851	$ 104,528
Li Auto, Inc. ADR (b)(c)	400,131	9,207,014
Li Ning Co., Ltd.	1,889,193	14,463,942
Lianhua Supermarket Holdings Co., Ltd. Class H (b)	13,000	762
Lifetech Scientific Corp. (b)	3,068,000	1,020,074
Ligao Foods Co., Ltd. Class A	22,700	274,598
Lingyi iTech Guangdong Co. Class A (b)	636,900	397,552
Link Motion, Inc. ADR (b)(e)	16,509	—
Linklogis, Inc. Class B (b)(c)(d)	340,500	143,142
Livzon Pharmaceutical Group, Inc. Class H	271,327	680,227
Lizhong Sitong Light Alloys Group Co., Ltd. Class A	51,700	186,737
Longfor Group Holdings, Ltd. (d)	1,116,000	3,205,875
LONGi Green Energy Technology Co., Ltd. Class A (b)	668,604	4,493,217
Longshine Technology Group Co., Ltd. Class A	39,450	118,641
Lu Thai Textile Co., Ltd. Class B	151,400	89,684
Luenmei Quantum Co., Ltd. Class A	347,008	344,616
Lufax Holding, Ltd. ADR	341,848	868,294
Luokung Technology Corp. (b)	340,929	62,288
Luoyang Glass Co., Ltd. Class H (b)(c)	76,000	85,199
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	34,140	421,892
Luxshare Precision Industry Co., Ltd. Class A	670,629	2,765,616
Luye Pharma Group, Ltd. (b)(c)(d)	793,500	220,363
Luzhou Laojiao Co., Ltd. Class A	138,542	4,482,456
Maanshan Iron & Steel Co., Ltd. Class H	2,336,000	485,061
Maccura Biotechnology Co., Ltd. Class A	37,572	88,276
Mango Excellent Media Co., Ltd. Class A	115,650	404,418
Markor International Home Furnishings Co., Ltd. Class A (b)	658,800	254,126
Maxscend Microelectronics Co., Ltd. Class A	33,696	417,871
Medlive Technology Co., Ltd. (c)(d)	46,500	53,313

See accompanying notes to financial statements.
86

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	329,560	$ 197,390
Meitu, Inc. (b)(c)(d)	2,350,500	221,579
Meituan Class B (b)(d)	3,142,148	66,286,158
Metallurgical Corp. of China, Ltd. Class A	131,900	55,320
Metallurgical Corp. of China, Ltd. Class H	1,580,000	257,634
Mianyang Fulin Precision Co., Ltd. Class A (b)	82,600	158,963
Microport Cardioflow Medtech Corp. (b)(c)(d)	104,000	29,147
Microport Scientific Corp. (b)(c)	470,137	809,724
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	23,525	413,931
Ming Yang Smart Energy Group, Ltd. Class A	110,100	372,655
Ming Yuan Cloud Group Holdings, Ltd.	372,000	220,359
MINISO Group Holding, Ltd. ADR	71,800	394,182
Minth Group, Ltd.	250,000	553,510
MLS Co., Ltd. Class A	49,748	57,779
MMG, Ltd. (b)	1,692,000	405,223
MOBI Development Co., Ltd. (b)	1,072,000	24,991
Mobvista, Inc. (b)(d)	105,000	52,568
Montage Technology Co., Ltd. Class A	74,923	549,956
Montnets Cloud Technology Group Co., Ltd. Class A (b)	322,500	442,416
Morimatsu International Holdings Co., Ltd. (b)	167,000	169,555
Muyuan Foods Co., Ltd. Class A	445,484	3,406,828
Nam Tai Property, Inc. (b)(c)(e)	34,406	108,637
NanJi E-Commerce Co., Ltd. Class A	542,500	338,627
Nanjing Hanrui Cobalt Co., Ltd. Class A	7,500	46,131
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	8,128	18,971
Nantong Jianghai Capacitor Co., Ltd. Class A	122,500	415,141
NARI Technology Co., Ltd. Class A	343,916	1,199,749
National Silicon Industry Group Co., Ltd. Class A (b)	113,034	283,015
NAURA Technology Group Co., Ltd. Class A	30,200	1,179,338
Security Description	Shares	Value
NavInfo Co., Ltd. Class A	180,400	$ 292,015
NetDragon Websoft Holdings, Ltd.	34,500	62,848
NetEase, Inc. ADR (c)	288,223	21,789,659
New China Life Insurance Co., Ltd. Class H	805,000	1,536,185
New Hope Liuhe Co., Ltd. Class A (b)	460,500	897,856
New Horizon Health, Ltd. (b)(d)	18,500	34,220
New Oriental Education & Technology Group, Inc. ADR (b)(c)	131,471	3,151,360
Newland Digital Technology Co., Ltd. Class A	438,720	745,236
Ninestar Corp. Class A	26,600	161,000
Ningbo Deye Technology Co., Ltd. Class A	16,100	948,974
Ningbo Joyson Electronic Corp. Class A (b)	33,300	61,750
Ningbo Orient Wires & Cables Co., Ltd. Class A	49,800	487,092
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	36,362	429,204
Ningbo Sanxing Medical Electric Co., Ltd. Class A	165,400	265,414
Ningbo Shanshan Co., Ltd. Class A	95,300	278,716
Ningbo Tuopu Group Co., Ltd. Class A	55,200	571,423
Ningbo Xusheng Auto Technology Co., Ltd. Class A	38,080	193,147
Ningbo Zhenyu Technology Co., Ltd. Class A	13,700	171,664
Ningxia Baofeng Energy Group Co., Ltd. Class A	51,000	95,288
NIO, Inc. ADR (b)	1,098,232	17,319,119
NiSun International Enterprise Development Group Co., Ltd. (b)	1,406	731
Niu Technologies ADR (b)(c)	18,409	75,477
Noah Holdings, Ltd. ADR (b)	14,676	193,870
Nongfu Spring Co., Ltd. Class H (d)	1,210,400	7,023,493
Northeast Securities Co., Ltd. Class A	157,500	142,496
Ocean's King Lighting Science & Technology Co., Ltd. Class A	137,500	189,977
Ocumension Therapeutics (b)(c)(d)	11,000	14,293
Offcn Education Technology Co., Ltd. Class A (b)	66,400	37,721

See accompanying notes to financial statements.
87

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
OFILM Group Co., Ltd. Class A (b)	149,800	$ 110,735
OneConnect Financial Technology Co., Ltd. ADR (b)(c)	44,082	31,827
Oppein Home Group, Inc. Class A	18,620	296,728
Orient Securities Co., Ltd. Class A	423,056	456,338
Ourgame International Holdings, Ltd. (b)	65,000	1,822
Ourpalm Co., Ltd. Class A (b)	106,600	41,718
Ovctek China, Inc. Class A	73,300	424,635
Ozner Water International Holding, Ltd. (b)(d)(e)	738,000	—
Pacific Online, Ltd.	159,000	19,040
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (b)	352,800	228,630
Parkson Retail Group, Ltd. (b)	1,207,000	19,066
PCI Technology Group Co., Ltd. Class A	11,100	8,657
Peijia Medical, Ltd. (b)(d)	149,000	117,303
People's Insurance Co. Group of China, Ltd. Class A (b)	51,900	36,473
People's Insurance Co. Group of China, Ltd. Class H (b)	6,384,000	1,854,230
Perfect World Co., Ltd. Class A	329,050	573,252
PetroChina Co., Ltd. Class A	2,450,100	1,763,045
PetroChina Co., Ltd. Class H	21,399,988	8,778,196
Pharmaron Beijing Co., Ltd. Class A	169,050	1,281,661
PhiChem Corp. Class A	43,000	100,848
PICC Property & Casualty Co., Ltd. Class H	5,931,102	6,150,291
Pinduoduo, Inc. ADR (b)	407,965	25,530,450
Ping An Bank Co., Ltd. Class A	848,200	1,408,680
Ping An Healthcare & Technology Co., Ltd. (b)(c)(d)	475,300	896,118
Ping An Insurance Group Co. of China, Ltd. Class A	490,330	2,859,797
Ping An Insurance Group Co. of China, Ltd. Class H	4,948,420	24,710,896
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	31,200	59,694
PNC Process Systems Co., Ltd. Class A (b)	35,346	196,880
Security Description	Shares	Value
POCO Holding Co., Ltd. Class A	21,600	$ 276,743
Poly Culture Group Corp., Ltd. Class H (b)	7,200	3,027
Poly Developments & Holdings Group Co., Ltd. Class A	525,000	1,325,544
Poly Property Group Co., Ltd.	1,647,198	293,772
Pop Mart International Group, Ltd. (c)(d)	544,400	1,001,431
Postal Savings Bank of China Co., Ltd. Class A	123,900	77,512
Postal Savings Bank of China Co., Ltd. Class H (c)(d)	5,552,000	3,274,661
Power Construction Corp. of China, Ltd. Class A	519,500	507,903
Prosperous Future Holdings, Ltd. (b)	415,000	3,489
Prosus NV (b)	14,902	787,894
Puxin, Ltd. ADR (b)(c)	1,690	90
PW Medtech Group, Ltd. (b)	68,000	5,198
Pylon Technologies Co., Ltd. Class A	12,539	703,534
Qianhe Condiment & Food Co., Ltd. Class A	268,065	567,027
Qingdao Gaoce Technology Co., Ltd. Class A	23,033	263,538
Qingdao Gon Technology Co., Ltd. Class A	153,300	556,504
Qingdao Haier Biomedical Co., Ltd. Class A	27,207	237,679
Qingdao Hanhe Cable Co., Ltd. Class A	830,200	451,832
Qingdao TGOOD Electric Co., Ltd. Class A	51,400	104,903
Qingdao Tianneng Heavy Industries Co., Ltd. Class A	152,200	192,781
Qinghai Salt Lake Industry Co., Ltd. Class A (b)	136,500	457,224
QuakeSafe Technologies Co., Ltd. Class A	32,379	217,233
Quectel Wireless Solutions Co., Ltd. Class A	11,999	192,024
Qutoutiao, Inc. ADR (b)(c)	37,497	19,123
Raytron Technology Co., Ltd. Class A	57,903	308,799
Red Avenue New Materials Group Co., Ltd. Class A	14,300	56,304
Remegen Co., Ltd. Class A (b)	36,020	266,216
Remegen Co., Ltd. Class H (b)(c)(d)	51,500	249,631
ReneSola, Ltd. ADR (b)(c)	26,289	132,497

See accompanying notes to financial statements.
88

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Richinfo Technology Co., Ltd. Class A	28,100	$ 50,137
Risen Energy Co., Ltd. Class A (b)	121,700	440,767
Riyue Heavy Industry Co., Ltd. Class A	44,400	130,787
RLX Technology, Inc. ADR (b)(c)	598,525	628,451
Rockchip Electronics Co., Ltd. Class A	44,200	418,493
Rongsheng Petrochemical Co., Ltd. Class A	489,300	949,204
Roshow Technology Co., Ltd. Class A (b)	130,200	177,152
Sai Micro Electronics, Inc. Class A	47,600	90,337
SAIC Motor Corp., Ltd. Class A	360,200	722,507
Sailun Group Co., Ltd. Class A	894,032	1,269,100
Sangfor Technologies, Inc. Class A	19,261	270,172
Sany Heavy Industry Co., Ltd. Class A	627,500	1,221,702
Satellite Chemical Co., Ltd. Class A	291,572	869,912
SDIC Power Holdings Co., Ltd. Class A	320,900	483,433
Sealand Securities Co., Ltd. Class A	1,008,540	456,939
Seazen Group, Ltd. (b)	511,238	119,833
Seazen Holdings Co., Ltd. Class A (b)	31,600	77,480
SF Holding Co., Ltd. Class A	216,300	1,432,665
SG Micro Corp. Class A	27,337	540,248
Shaanxi Coal Industry Co., Ltd. Class A	436,600	1,394,469
Shaanxi Construction Machinery Co., Ltd. Class A	176,890	118,602
Shaanxi International Trust Co., Ltd. Class A	671,800	272,333
Shan Xi Hua Yang Group New Energy Co., Ltd. Class A	87,000	222,956
Shandong Airlines Co., Ltd. Class B (b)	5,800	3,709
Shandong Chenming Paper Holdings, Ltd. Class B (b)	426,800	126,682
Shandong Dawn Polymer Co., Ltd. Class A	27,200	71,461
Shandong Denghai Seeds Co., Ltd. Class A	7,200	19,280
Shandong Dongyue Organosilicon Material Co., Ltd. Class A	26,300	48,364
Security Description	Shares	Value
Shandong Gold Mining Co., Ltd. Class A	468,080	$ 1,124,708
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	297,900	965,261
Shandong Hi-Speed New Energy Group, Ltd. (b)(c)	29,054,856	196,169
Shandong Hi-Speed Road & Bridge Co., Ltd. Class A	12,800	15,010
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	35,300	144,435
Shandong Humon Smelting Co., Ltd. Class A	141,000	179,782
Shandong Linglong Tyre Co., Ltd. Class A	141,500	361,235
Shandong Molong Petroleum Machinery Co., Ltd. Class A (b)	319,900	221,219
Shandong Pharmaceutical Glass Co., Ltd. Class A	18,364	74,624
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,276,000	1,716,526
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	357,092	902,103
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (b)	177,240	232,950
Shanghai 2345 Network Holding Group Co., Ltd. Class A	814,700	219,412
Shanghai AtHub Co., Ltd. Class A	159,860	475,825
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	269,636	1,018,914
Shanghai Baosight Software Co., Ltd. Class A	207,120	1,068,843
Shanghai Baosight Software Co., Ltd. Class B	1,171,389	3,408,742
Shanghai Belling Co., Ltd. Class A	142,100	340,443
Shanghai Bright Power Semiconductor Co., Ltd. Class A	13,605	169,234
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	2,448,020	1,485,948
Shanghai Daimay Automotive Interior Co., Ltd. Class A	347,183	696,397
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	492,700	205,950

See accompanying notes to financial statements.
89

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Shanghai Electric Group Co., Ltd. Class H (b)	6,472,077	$ 1,286,187
Shanghai Electric Power Co., Ltd. Class A (b)	16,600	20,933
Shanghai Environment Group Co., Ltd. Class A	150,000	187,259
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	280,174	390,640
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	203,000	841,710
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	144,500	350,486
Shanghai Friendess Electronic Technology Corp., Ltd. Class A	6,766	179,847
Shanghai Fudan Microelectronics Group Co., Ltd. Class A	55,031	580,943
Shanghai Fudan Microelectronics Group Co., Ltd. Class H	174,000	795,755
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	3,017
Shanghai Fullhan Microelectronics Co., Ltd. Class A	32,763	252,484
Shanghai Haohai Biological Technology Co., Ltd. Class A	12,950	122,268
Shanghai Henlius Biotech, Inc. Class H (b)(c)(d)	17,400	25,269
Shanghai Huayi Group Co., Ltd. Class B	299,500	176,405
Shanghai Industrial Urban Development Group, Ltd.	26,000	1,987
Shanghai International Airport Co., Ltd. Class A (b)	154,300	1,250,563
Shanghai International Port Group Co., Ltd. Class A	1,164,100	907,878
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	1,348,674	822,691
Shanghai Jinjiang International Hotels Co., Ltd. Class B	349,300	648,650
Shanghai Jinjiang International Travel Co., Ltd. Class B	683,400	896,621
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	1,161,666	1,033,883
Security Description	Shares	Value
Shanghai Junshi Biosciences Co., Ltd. Class A (b)	98,600	$ 698,304
Shanghai Junshi Biosciences Co., Ltd. Class H (b)(c)(d)	4,400	13,985
Shanghai Liangxin Electrical Co., Ltd. Class A	158,680	261,308
Shanghai Lingang Holdings Corp., Ltd. Class B	359,520	325,006
Shanghai Lingyun Industries Development Co., Ltd. Class B (b)	2,785,272	1,634,955
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	136,300	184,113
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	802,568	628,411
Shanghai M&G Stationery, Inc. Class A	152,081	961,872
Shanghai Maling Aquarius Co., Ltd. Class A	152,700	157,430
Shanghai Medicilon, Inc. Class A	13,406	420,280
Shanghai MicroPort Endovascular MedTech Group Co., Ltd. Class A	13,306	296,518
Shanghai MicroPort MedBot Group Co., Ltd. (b)(c)	148,500	375,700
Shanghai Moons' Electric Co., Ltd. Class A	181,916	826,247
Shanghai New Power Automotive Technology Co., Ltd. Class B	449,740	180,346
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	310,500	719,070
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	321,800	444,377
Shanghai Pudong Development Bank Co., Ltd. Class A	1,192,900	1,177,983
Shanghai Putailai New Energy Technology Co., Ltd. Class A	77,600	607,377
Shanghai RAAS Blood Products Co., Ltd. Class A	472,400	353,183
Shanghai Runda Medical Technology Co., Ltd. Class A (b)	187,300	271,657
Shanghai Shibei Hi-Tech Co., Ltd. Class B	580,800	142,296
Shanghai Sinyang Semiconductor Materials Co., Ltd. Class A	30,400	124,642
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	132,200	216,218

See accompanying notes to financial statements.
90

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Shanghai Wanye Enterprises Co., Ltd. Class A	173,940	$ 473,573
Shanghai Yaoji Technology Co., Ltd. Class A	33,500	58,644
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	472,888	442,432
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	145,800	212,488
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	652,900	427,687
Shanghai ZJ Bio-Tech Co., Ltd. Class A	34,662	169,781
Shanxi Blue Flame Holding Co., Ltd. Class A	82,900	102,562
Shanxi Coking Coal Energy Group Co., Ltd. Class A	121,800	255,930
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	82,100	194,392
Shanxi Meijin Energy Co., Ltd. Class A	315,900	425,829
Shanxi Securities Co., Ltd. Class A	190,430	135,160
Shanxi Taigang Stainless Steel Co., Ltd. Class A	339,600	212,930
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	56,720	2,409,813
Shengda Resources Co., Ltd. Class A (b)	149,900	210,474
Shenghe Resources Holding Co., Ltd. Class A	61,200	129,969
Shengjing Bank Co., Ltd. Class H (b)(c)(d)	640,800	489,790
Shengyi Technology Co., Ltd. Class A	321,900	591,500
Shennan Circuits Co., Ltd. Class A	23,660	250,833
Shenwan Hongyuan Group Co., Ltd. Class A	665,000	360,057
Shenwan Hongyuan HK, Ltd. (b)	10,000	592
Shenzhen Agricultural Products Group Co., Ltd. Class A	638,200	464,608
Shenzhen Capchem Technology Co., Ltd. Class A	22,680	133,233
Shenzhen Click Technology Co., Ltd. Class A	79,700	170,151
Shenzhen Das Intellitech Co., Ltd. Class A (b)	1,174,637	482,763
Shenzhen Desay Battery Technology Co. Class A	47,270	275,763
Security Description	Shares	Value
Shenzhen Dynanonic Co., Ltd. Class A	10,100	$ 399,231
Shenzhen Energy Group Co., Ltd. Class A	134,300	105,682
Shenzhen Envicool Technology Co., Ltd. Class A	41,470	186,259
Shenzhen Expressway Corp., Ltd. Class H	2,169,732	1,586,550
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	464,600	592,387
Shenzhen FRD Science & Technology Co., Ltd.	161,200	344,145
Shenzhen Gongjin Electronics Co., Ltd. Class A	337,200	378,390
Shenzhen H&T Intelligent Control Co., Ltd. Class A	319,200	657,281
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	182,800	385,644
Shenzhen Infogem Technologies Co., Ltd. Class A (b)	33,600	40,815
Shenzhen Inovance Technology Co., Ltd. Class A	142,958	1,153,225
Shenzhen International Holdings, Ltd.	1,037,710	793,164
Shenzhen Investment, Ltd.	3,228,326	489,396
Shenzhen Jinjia Group Co., Ltd. Class A	304,500	362,197
Shenzhen Jufei Optoelectronics Co., Ltd. Class A	178,100	98,429
Shenzhen Kaifa Technology Co., Ltd. Class A	186,400	274,535
Shenzhen Kangtai Biological Products Co., Ltd. Class A	59,840	254,413
Shenzhen Kedali Industry Co., Ltd. Class A	17,100	230,722
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	167,400	231,054
Shenzhen Kinwong Electronic Co., Ltd. Class A	21,420	58,048
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	439,874
Shenzhen Megmeet Electrical Co., Ltd. Class A	154,400	625,470
Shenzhen Microgate Technology Co., Ltd. Class A	98,900	102,380

See accompanying notes to financial statements.
91

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	60,722	$ 2,546,710
Shenzhen MTC Co., Ltd. Class A (b)	1,678,200	767,403
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (b)	1,328,562	601,931
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	14,930	78,889
Shenzhen SC New Energy Technology Corp. Class A	34,501	557,599
Shenzhen Senior Technology Material Co., Ltd. Class A	44,950	126,228
Shenzhen Sunlord Electronics Co., Ltd. Class A	141,200	392,555
Shenzhen Sunmoon Microelectronics Co., Ltd. Class A	24,874	175,465
Shenzhen Sunnypol Optoelectronics Co., Ltd. Class A	35,200	216,805
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	35,400	49,904
Shenzhen Sunway Communication Co., Ltd. Class A	22,200	44,063
Shenzhen Tagen Group Co., Ltd. Class A	315,000	235,063
Shenzhen Topband Co., Ltd. Class A	108,700	157,352
Shenzhen Transsion Holdings Co., Ltd. Class A	39,602	323,075
Shenzhen Xinyichang Technology Co., Ltd. Class A	15,105	245,671
Shenzhen Yinghe Technology Co., Ltd. Class A	23,300	77,295
Shenzhen Yitoa Intelligent Control Co., Ltd. Class A (b)	154,800	106,831
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	34,400	145,240
Shenzhen Zhaowei Machinery & Electronic Co., Ltd. Class A	39,000	280,691
Shenzhou International Group Holdings, Ltd.	582,000	4,548,555
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (b)	338,800	259,477
Security Description	Shares	Value
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	3,700	$ 11,267
Shimao Group Holdings, Ltd. (b)(c)(e)	1,562,220	439,815
Shimao Services Holdings, Ltd. (b)(c)(d)	337,000	71,694
Shinghwa Advanced Material Group Co., Ltd. Class A	12,200	165,447
Shoucheng Holdings, Ltd. (c)	720,400	109,209
Sichuan Hebang Biotechnology Co., Ltd. Class A	986,700	445,660
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	26,500	81,926
Sichuan New Energy Power Co., Ltd. (b)	59,900	158,212
Sichuan Swellfun Co., Ltd. Class A	21,800	191,789
Sichuan Yahua Industrial Group Co., Ltd. Class A	33,500	119,449
Sieyuan Electric Co., Ltd. Class A	156,900	841,155
Sihuan Pharmaceutical Holdings Group, Ltd. (c)	977,000	94,590
Silergy Corp.	204,820	2,715,966
Silver Grant International Holdings Group, Ltd. (b)	142,000	7,598
Sineng Electric Co., Ltd. Class A	35,700	240,265
Sino Wealth Electronic, Ltd. Class A	29,887	139,685
Sinocare, Inc. Class A	102,700	391,401
Sinofert Holdings, Ltd. (b)	130,000	14,573
Sinoma Science & Technology Co., Ltd. Class A	442,193	1,235,559
SinoMedia Holding, Ltd.	65,000	5,631
Sinomine Resource Group Co., Ltd. Class A	26,460	341,460
Sino-Ocean Group Holding, Ltd. (b)	6,441,980	672,929
Sinopec Oilfield Service Corp. Class H (b)	148,000	8,578
Sinopec Shanghai Petrochemical Co., Ltd. Class H	6,452,600	846,658
Sinopharm Group Co., Ltd. Class H	1,262,400	2,531,265
Sino-Platinum Metals Co., Ltd. Class A	170,730	343,177
Sinosoft Technology Group, Ltd. (b)(c)	1,331,600	59,371
Sinotrans, Ltd. Class H	5,993,024	1,511,635
Sinotruk Hong Kong, Ltd.	110,500	92,483

See accompanying notes to financial statements.
92

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sinovac Biotech, Ltd. (b)(c)	63,289	$ 409,480
SITC International Holdings Co., Ltd.	1,054,000	1,949,589
Skshu Paint Co., Ltd. Class A (b)	123,036	1,511,642
Skyworth Digital Co., Ltd. Class A	466,700	1,046,109
Smoore International Holdings, Ltd. (c)(d)	1,329,000	1,589,741
SOHO China, Ltd. (b)(c)	712,500	113,457
Sohu.com, Ltd. ADR (b)(c)	10,186	163,689
SooChow Securities Co., Ltd. Class A	194,330	167,912
SOS, Ltd. ADR (b)(c)	2,873	11,865
South Manganese Investment, Ltd. (b)(c)	533,000	48,208
Southwest Securities Co., Ltd. Class A	695,900	358,241
SPT Energy Group, Inc. (b)	20,000	484
StarPower Semiconductor, Ltd. Class A	9,600	436,293
STO Express Co., Ltd. Class A (b)	167,179	298,988
Sumavision Technologies Co., Ltd. Class A	111,300	68,537
Sun Art Retail Group, Ltd.	1,577,500	337,609
Sun King Technology Group, Ltd. (b)	192,000	39,623
Sunac China Holdings, Ltd. (b)(c)(e)	1,765,000	514,892
Sunac Services Holdings, Ltd. (c)(d)	315,000	79,052
Sunfly Intelligent Technology Co., Ltd. Class A	157,727	198,454
Sungrow Power Supply Co., Ltd. Class A	145,853	2,263,139
Suning Universal Co., Ltd. Class A (b)	456,700	197,308
Sunny Optical Technology Group Co., Ltd.	625,100	5,984,314
Sunresin New Materials Co., Ltd. Class A	31,800	325,041
Sunward Intelligent Equipment Co., Ltd. Class A (b)	306,800	257,347
Sunwoda Electronic Co., Ltd. Class A	136,800	446,716
Suplet Power Co., Ltd. Class A	43,768	278,970
Suwen Electric Energy Technology Co., Ltd. Class A	26,900	168,777
Suzhou Anjie Technology Co., Ltd. Class A	160,000	278,743
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	182,000	590,996
Security Description	Shares	Value
Suzhou Good-Ark Electronics Co., Ltd. Class A	112,281	$ 179,545
Suzhou Maxwell Technologies Co., Ltd. Class A	12,940	878,428
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,500	40,170
Suzhou SLAC Precision Equipment Co., Ltd. Class A	72,600	209,679
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	31,600	293,742
Suzhou TFC Optical Communication Co., Ltd. Class A	20,700	77,061
Synertone Communication Corp. (b)	10,880	177
Taiji Computer Corp., Ltd. Class A	171,436	405,436
TAL Education Group ADR (b)	329,460	1,627,532
Tangrenshen Group Co., Ltd. Class A (b)	319,200	356,848
Tangshan Jidong Cement Co., Ltd. Class A	29,000	34,007
TBEA Co., Ltd. Class A	129,700	394,240
TCL Electronics Holdings, Ltd. (b)	52,000	18,217
TCL Technology Group Corp. Class A	1,136,900	578,883
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	309,100	1,940,668
Tech-Bank Food Co., Ltd. Class A (b)	451,720	430,231
Telling Telecommunication Holding Co., Ltd. Class A	51,300	63,971
Tencent Holdings, Ltd.	4,651,615	157,860,640
Tencent Music Entertainment Group ADR (b)	396,158	1,608,401
Three's Co. Media Group Co., Ltd. Class A	4,599	51,389
Thunder Software Technology Co., Ltd. Class A	19,500	288,788
Tian Ge Interactive Holdings, Ltd. (d)	70,000	4,994
Tiangong International Co., Ltd.	280,000	75,619
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	23,800	118,513
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	163,600	141,360

See accompanying notes to financial statements.
93

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Tianli International Holdings, Ltd. (b)(c)	1,090,000	$ 199,952
Tianma Microelectronics Co., Ltd. Class A	141,200	168,549
Tianneng Power International, Ltd. (c)	288,000	251,682
Tianqi Lithium Corp. Class A (b)	74,874	1,054,452
Tianshan Aluminum Group Co., Ltd. Class A	204,900	205,787
Tianshui Huatian Technology Co., Ltd. Class A	207,300	235,530
Tibet Summit Resources Co., Ltd. Class A (b)	53,900	168,599
Tingyi Cayman Islands Holding Corp.	2,177,020	3,755,061
Titan Wind Energy Suzhou Co., Ltd. Class A	624,489	1,108,096
Tofflon Science & Technology Group Co., Ltd. Class A	73,900	270,757
Toly Bread Co., Ltd. Class A	10,584	19,820
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	5,834
Tongcheng Travel Holdings, Ltd. (b)	499,600	980,119
TongFu Microelectronics Co., Ltd. Class A (b)	131,944	279,096
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	95,000	56,900
Tongwei Co., Ltd. Class A	354,800	2,337,082
Topchoice Medical Corp. Class A (b)	29,500	529,656
Topsec Technologies Group, Inc. Class A	302,000	389,724
Topsports International Holdings, Ltd. (d)	969,000	682,629
Transfar Zhilian Co., Ltd. Class A	160,800	119,317
TravelSky Technology, Ltd. Class H	1,619,514	2,479,848
Trigiant Group, Ltd. (b)	22,000	981
Trina Solar Co., Ltd. Class A	129,336	1,163,074
Trip.com Group, Ltd. ADR (b)	396,144	10,818,693
Tsingtao Brewery Co., Ltd. Class A	192,644	2,869,738
Tsingtao Brewery Co., Ltd. Class H	274,000	2,598,670
Tuya, Inc. ADR (b)(c)	37,014	34,412
Unigroup Guoxin Microelectronics Co., Ltd. Class A	53,759	1,085,865
Security Description	Shares	Value
Uni-President China Holdings, Ltd.	145,000	$ 121,728
Unisplendour Corp., Ltd. Class A	193,376	430,198
Universal Health International Group Holding, Ltd. (b)	6,900	97
Universal Scientific Industrial Shanghai Co., Ltd. Class A	171,200	362,132
Up Fintech Holding, Ltd. ADR (b)(c)	73,917	243,187
Uxin, Ltd. ADR (b)(c)	121,776	73,066
Valiant Co., Ltd. Class A	333,500	682,049
Venus MedTech Hangzhou, Inc. Class H (b)(c)(d)	42,500	49,701
Vipshop Holdings, Ltd. ADR (b)	338,488	2,846,684
Visionox Technology, Inc. Class A (b)	134,600	105,352
Visual China Group Co., Ltd. Class A	174,100	241,767
Viva Biotech Holdings (b)(c)(d)	548,500	92,932
Vnet Group, Inc. ADR (b)(c)	67,367	370,518
Walvax Biotechnology Co., Ltd. Class A	144,200	750,415
Wanda Hotel Development Co., Ltd. (b)	780,000	23,450
Wangneng Environment Co., Ltd. Class A	157,410	395,669
Wanhua Chemical Group Co., Ltd. Class A	164,000	2,118,682
Want Want China Holdings, Ltd.	5,175,976	3,382,560
Wasu Media Holding Co., Ltd. Class A	295,700	277,070
Weibo Corp. ADR (b)	37,152	635,299
Weichai Power Co., Ltd. Class A	1,704,588	2,300,153
Weichai Power Co., Ltd. Class H	1,238,000	1,174,932
Weimob, Inc. (b)(c)(d)	1,435,000	508,198
Wellhope Foods Co., Ltd. Class A (b)	281,000	368,536
Wens Foodstuffs Group Co., Ltd. Class A (b)	128,700	370,260
West China Cement, Ltd. (b)	3,078,000	313,686
Western Region Gold Co., Ltd. Class A	89,044	146,884
Western Superconducting Technologies Co., Ltd. Class A	17,453	261,679
Westone Information Industry, Inc. Class A	27,100	104,536
Will Semiconductor Co., Ltd. Shanghai Class A	60,704	682,299

See accompanying notes to financial statements.
94

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Wingtech Technology Co., Ltd. Class A	116,072	$ 776,131
Winning Health Technology Group Co., Ltd. Class A	217,900	215,175
Wisdom Sports Group (b)	50,000	376
Wolong Electric Group Co., Ltd. Class A	166,200	270,428
Wuhan DR Laser Technology Corp., Ltd. Class A	21,056	512,168
Wuhan Guide Infrared Co., Ltd. Class A	652,747	1,063,930
Wuhan Jingce Electronic Group Co., Ltd. Class A	13,700	80,192
Wuliangye Yibin Co., Ltd. Class A	305,475	7,251,290
WUS Printed Circuit Kunshan Co., Ltd. Class A	196,050	273,898
WuXi AppTec Co., Ltd. Class A	330,699	3,325,475
WuXi AppTec Co., Ltd. Class H (d)	222,500	1,798,446
Wuxi Autowell Technology Co., Ltd. Class A	5,781	279,337
Wuxi Biologics Cayman, Inc. (b)(d)	2,672,000	16,134,320
Wuxi Boton Technology Co., Ltd. Class A	33,900	63,148
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	81,600	541,509
Wuxi NCE Power Co., Ltd. Class A	13,200	157,401
Wuxi Shangji Automation Co., Ltd. Class A	29,680	561,614
Wuxi Taiji Industry Co., Ltd. Class A	135,100	108,586
X Financial ADR (b)	42,374	94,494
XD, Inc. (b)(c)	199,000	405,610
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)(c)(d)	202,000	133,296
Xiamen C & D, Inc. Class A	101,700	197,575
Xiamen Faratronic Co., Ltd. Class A	16,312	367,624
Xiamen Jihong Technology Co., Ltd. Class A (b)	27,000	43,667
Xiamen Kingdomway Group Co. Class A	144,200	379,253
Xi'an Sinofuse Electric Co., Ltd.	14,200	310,067
Xiangcai Co., Ltd. Class A	66,400	58,957
Xiaomi Corp. Class B (b)(d)	12,462,800	14,225,237
Xilinmen Furniture Co., Ltd. Class A	152,500	690,503
Security Description	Shares	Value
Xinchen China Power Holdings, Ltd. (b)	631,000	$ 29,742
Xinhua Winshare Publishing & Media Co., Ltd. Class A	203,480	267,153
Xinhuanet Co., Ltd. Class A	123,800	279,582
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	654,300	1,040,764
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	16,260	18,870
Xinjiang Tianshan Cement Co., Ltd. Class A	161,600	201,514
Xinjiang Xinxin Mining Industry Co., Ltd. Class H (b)	427,000	54,396
Xinte Energy Co., Ltd. Class H	139,600	296,632
Xinxiang Richful Lube Additive Co., Ltd. Class A	14,500	225,316
Xinyangfeng Agricultural Technology Co., Ltd. Class A	359,800	655,086
Xinyi Glass Holdings, Ltd.	2,799,874	4,073,244
Xinyi Solar Holdings, Ltd.	3,444,876	3,646,788
Xizi Clean Energy Equipment Manufacturing Co., Ltd. Class A	79,400	176,527
XPeng, Inc. ADR (b)(c)	341,349	4,079,121
Xtep International Holdings, Ltd.	864,807	919,902
Xuji Electric Co., Ltd. Class A	69,900	163,250
Xunlei, Ltd. ADR (b)(c)	70,928	98,590
Yadea Group Holdings, Ltd. (d)	620,000	995,172
YaGuang Technology Group Co., Ltd. Class A (b)	36,200	26,963
Yangling Metron New Material, Inc. Class A	32,500	258,390
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. Class H (d)	6,500	14,772
Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	41,000	284,044
Yankuang Energy Group Co., Ltd. Class H (c)	1,523,481	5,540,884
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	443,112	849,658
Yantai Eddie Precision Machinery Co., Ltd. Class A	328,729	658,920
Yantai Tayho Advanced Materials Co., Ltd. Class A	303,000	693,625

See accompanying notes to financial statements.
95

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Yantai Zhenghai Bio-tech Co., Ltd.	5,925	$ 45,843
Yatsen Holding, Ltd. ADR (b)(c)	172,789	188,340
Yeahka, Ltd. (b)(c)	136,400	307,903
Yealink Network Technology Corp., Ltd. Class A	20,645	182,439
Yestar Healthcare Holdings Co., Ltd. (b)	22,500	1,720
YGSOFT, Inc. Class A	944,481	741,897
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(d)	74,000	39,593
Yidu Tech, Inc. (b)(c)(d)	294,200	180,645
Yifeng Pharmacy Chain Co., Ltd. Class A	61,724	430,821
Yihai International Holding, Ltd. (b)	250,000	528,669
Yijiahe Technology Co., Ltd. Class A	21,520	121,589
Yincheng International Holding Co., Ltd. (b)	96,000	24,092
Yip's Chemical Holdings, Ltd.	10,000	4,497
Yixin Group, Ltd. (b)(c)(d)	71,500	7,287
Yixintang Pharmaceutical Group Co., Ltd. Class A	33,900	114,979
YongXing Special Materials Technology Co., Ltd. Class A	20,500	357,139
Yonyou Network Technology Co., Ltd. Class A	370,670	915,087
Yotrio Group Co., Ltd. Class A	961,030	523,035
Youdao, Inc. ADR (b)(c)	22,164	87,105
Youngy Co., Ltd. Class A (b)	17,200	271,566
Youzu Interactive Co., Ltd. Class A (b)	190,100	199,455
YTO Express Group Co., Ltd. Class A	328,600	956,418
Yuexiu Property Co., Ltd.	2,419,000	2,921,326
Yuexiu Transport Infrastructure, Ltd.	1,258	511
Yum China Holdings, Inc.	335,702	15,888,776
Yunda Holding Co., Ltd. Class A	354,488	778,177
Yunnan Aluminium Co., Ltd. Class A	162,000	209,284
Yunnan Baiyao Group Co., Ltd. Class A	37,100	272,429
Yunnan Botanee Bio-Technology Group Co., Ltd. Class A	10,600	255,783
Yunnan Energy New Material Co., Ltd. Class A	36,683	895,933
Security Description	Shares	Value
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (b)	42,100	$ 57,046
Yunnan Tin Co., Ltd. Class A	54,400	94,010
Yunnan Yuntianhua Co., Ltd. Class A (b)	53,700	178,745
Yusys Technologies Co., Ltd. Class A	28,320	53,310
Zai Lab, Ltd. ADR (b)	56,959	1,947,998
Zangge Mining Co., Ltd. Class A	63,200	252,653
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	15,400	576,327
Zhaojin Mining Industry Co., Ltd. Class H (b)	141,000	96,276
Zhefu Holding Group Co., Ltd. Class A	1,379,200	756,426
Zhejiang Ausun Pharmaceutical Co., Ltd. Class A	50,900	177,065
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	339,300	177,523
Zhejiang Cfmoto Power Co., Ltd. Class A	15,224	287,219
Zhejiang Chint Electrics Co., Ltd. Class A	105,800	397,428
Zhejiang Communications Technology Co., Ltd.	310,200	235,832
Zhejiang Crystal-Optech Co., Ltd. Class A	321,900	481,779
Zhejiang Dahua Technology Co., Ltd. Class A	152,000	273,974
Zhejiang Dingli Machinery Co., Ltd. Class A	35,000	178,163
Zhejiang Expressway Co., Ltd. Class H	1,884,740	1,284,521
Zhejiang HangKe Technology, Inc. Co. Class A	51,624	361,990
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	201,400	191,819
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	31,500	84,791
Zhejiang Huayou Cobalt Co., Ltd. Class A	84,400	761,703
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	142,400	182,366
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	20,720	75,450
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	157,600	1,494,836

See accompanying notes to financial statements.
96

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Zhejiang Jingu Co., Ltd. Class A (b)	338,900	$ 314,221
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	172,920	232,124
Zhejiang Jinke Tom Culture Industry Co., Ltd. Class A (b)	298,300	126,364
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	16,000	87,932
Zhejiang Juhua Co., Ltd. Class A	313,300	610,415
Zhejiang Meida Industrial Co., Ltd. Class A	146,500	235,702
Zhejiang Narada Power Source Co., Ltd. Class A (b)	94,900	263,968
Zhejiang NHU Co., Ltd. Class A	218,688	680,682
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	448,821	226,641
Zhejiang Orient Gene Biotech Co., Ltd. Class A	5,599	59,272
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	200,142	690,614
Zhejiang Semir Garment Co., Ltd. Class A	147,300	98,763
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	20,575	49,611
Zhejiang Supor Co., Ltd. Class A (b)	24,277	157,087
Zhejiang Tiantie Industry Co., Ltd. Class A	122,000	176,776
Zhejiang Tianyu Pharmaceutical Co., Ltd. Class A	16,560	52,822
Zhejiang Weiming Environment Protection Co., Ltd. Class A	356,741	1,170,430
Zhejiang Weixing New Building Materials Co., Ltd. Class A	139,800	403,958
Zhejiang Windey Co., Ltd. Class A	78,700	201,465
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	4,200	28,708
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	175,900	235,877
Zhejiang Yasha Decoration Co., Ltd. Class A	1,048,625	644,253
Zhejiang Yongtai Technology Co., Ltd. Class A	190,060	612,103
Security Description	Shares	Value
Zhende Medical Co., Ltd. Class A	32,160	$ 198,441
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	123,800	123,802
Zheshang Securities Co., Ltd. Class A	162,700	216,351
Zhihu, Inc. ADR (b)(c)	256,904	272,318
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(c)(d)	306,300	686,745
Zhongfu Information, Inc. Class A	21,600	45,205
Zhongji Innolight Co., Ltd. Class A	14,400	52,678
Zhongsheng Group Holdings, Ltd.	193,000	770,781
Zhou Hei Ya International Holdings Co., Ltd. (b)(d)	36,500	17,809
Zhuzhou CRRC Times Electric Co., Ltd.	673,425	2,830,995
Zhuzhou Hongda Electronics Corp., Ltd. Class A	7,800	48,622
Zhuzhou Kibing Group Co., Ltd. Class A	51,800	70,116
Zijin Mining Group Co., Ltd. Class A	639,800	703,595
Zijin Mining Group Co., Ltd. Class H	5,830,431	5,681,957
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	1,452,900	1,129,036
ZTE Corp. Class H	1,316,745	2,361,784
ZTO Express Cayman, Inc. ADR	345,326	8,298,184
ZWSOFT Co., Ltd. Guangzhou Class A	7,299	168,941
		1,648,166,973
COLOMBIA — 0.2%
Banco Davivienda SA Preference Shares	197,736	1,290,835
Banco de Bogota SA	52,211	324,358
Bancolombia SA ADR	96,587	2,353,825
Bancolombia SA	266,706	1,805,517
Bolsa de Valores de Colombia	228,696	383,815
Celsia SA ESP	121,135	74,173
Cementos Argos SA	179,680	132,198
Cementos Argos SA Preference Shares	186,320	92,470
Constructora Conconcreto SA	136,137	7,376
Corp. Financiera Colombiana SA (b)	104,416	379,570
Ecopetrol SA	2,567,946	1,159,320

See accompanying notes to financial statements.
97

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Empresa de Telecomunicaciones de Bogota (b)	4,219,452	$ 132,260
Grupo Argos SA Preference Shares	202,887	264,981
Grupo Argos SA	61,776	131,916
Grupo Aval Acciones y Valores SA	2,912,303	417,763
Grupo de Inversiones Suramericana SA Preference Shares	105,136	292,934
Grupo de Inversiones Suramericana SA	3,581	29,231
Grupo Nutresa SA	5,580	44,917
Interconexion Electrica SA ESP	389,282	1,398,160
Procaps Group SA (b)(c)	8,753	61,271
		10,776,890
CYPRUS — 0.0% (a)
Phoenix Vega Mezz PLC (b)	450,687	28,257
CZECH REPUBLIC — 0.2%
CEZ A/S	226,126	7,753,319
Komercni Banka A/S	126,939	3,183,350
		10,936,669
EGYPT — 0.1%
Commercial International Bank Egypt SAE	3,173,115	4,080,879
Egypt Kuwait Holding Co. SAE	1,413,661	1,682,257
Egyptian Financial Group-Hermes Holding Co. (b)	1,795,416	1,058,505
Orascom Financial Holding SAE (b)	101,496	1,039
Orascom Investment Holding (b)	103,376	1,026
Qalaa Holdings SAE (b)	776,830	52,200
		6,875,906
GREECE — 0.3%
Alpha Services & Holdings SA (b)	765,666	604,568
Danaos Corp.	4,397	244,825
Diana Shipping, Inc.	46,161	166,641
Eurobank Ergasias Services & Holdings SA Class A (b)	3,126,671	2,621,964
FF Group (b)(e)	5,627	—
Fourlis Holdings SA	176	431
GEK Terna Holding Real Estate Construction SA (b)	41,376	354,267
Hellenic Exchanges - Athens Stock Exchange SA	217,799	647,568
Security Description	Shares	Value
Hellenic Telecommunications Organization SA	179,820	$ 2,615,985
Holding Co. ADMIE IPTO SA	5,863	9,305
Intralot SA-Integrated Information Systems & Gaming Services (b)	1,433,669	842,696
JUMBO SA	73,872	987,833
LAMDA Development SA (b)	23,771	127,731
Marfin Investment Group Holdings SA (b)	1,969,966	55,001
Mytilineos SA	181	2,481
National Bank of Greece SA (b)	315,077	934,021
Oceanpal,Inc.	665	204
OPAP SA (b)	262,413	3,156,854
Piraeus Financial Holdings SA (b)	542,363	550,985
Public Power Corp. SA (b)	50,015	254,785
Safe Bulkers, Inc. (c)	135,400	334,438
Sarantis SA	25,219	150,458
Star Bulk Carriers Corp.	54,449	951,769
Terna Energy SA	215	3,475
Tsakos Energy Navigation, Ltd.	23,814	363,640
United Maritime Corp. (b)(c)	813	1,407
		15,983,332
HONG KONG — 0.4%
AGTech Holdings, Ltd. (b)	56,000	2,069
Alibaba Pictures Group, Ltd. (b)	16,002,400	825,612
CA Cultural Technology Group, Ltd. (b)	65,000	497
Chia Tai Enterprises International, Ltd. (b)	2,300	255
China Boton Group Co., Ltd. (b)(c)	180,000	63,746
China Fiber Optic Network System Group, Ltd. (e)	88,800	—
China Financial International Investments, Ltd. (b)	640,000	4,566
China High Speed Transmission Equipment Group Co., Ltd. (b)	1,488,000	671,030
China Huishan Dairy Holdings Co., Ltd. (e)	310,600	—
China Investment Fund Co., Ltd. (b)	488,000	245,557
China Jicheng Holdings, Ltd. (b)(d)	1,123	104
China National Culture Group, Ltd. (b)	23,000	346
China Vanguard You Champion Holdings, Ltd. (b)	70,000	178

See accompanying notes to financial statements.
98

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Chongsing Holdings,Ltd. (e)	2,281,618	$ —
Citychamp Watch & Jewellery Group, Ltd. (b)	3,072,000	442,217
Comba Telecom Systems Holdings, Ltd. (c)	146,117	22,895
Concord New Energy Group, Ltd.	120,000	9,936
Crystal International Group, Ltd. (d)	37,500	11,895
Digital China Holdings, Ltd.	1,545,000	619,976
Eternity Investment, Ltd. (b)	40,574	574
Feiyu Technology International Co., Ltd. (b)(d)	19,500	658
First Shanghai Investments, Ltd. (b)	40,000	688
Fullshare Holdings, Ltd. (b)	3,727,000	108,725
Guotai Junan International Holdings, Ltd.	1,510,000	111,568
Gushengtang Holdings, Ltd. (b)	57,000	212,754
Hengdeli Holdings, Ltd. (b)	18,645,600	570,064
Hi Sun Technology China, Ltd. (b)	225,000	24,937
Hua Yin International Holdings, Ltd. (b)	5,220,000	379,037
Huabao International Holdings, Ltd. (c)	1,123,651	521,037
Huayi Tencent Entertainment Co., Ltd. (b)(c)	110,000	2,228
Huiyuan Juice Group, Ltd. (e)	188,500	—
Imperial Pacific International Holdings, Ltd. (b)	1,043,500	8,508
IRC, Ltd. (b)(c)	44,000	645
Kingboard Laminates Holdings, Ltd.	805,000	725,022
Life Healthcare Group Ltd/HK (b)	8,800	126
MH Development NPV (c)(e)	106,000	—
National Agricultural Holdings, Ltd. (c)(e)	72,000	—
Neo Telemedia, Ltd. (b)	10,808,000	112,900
New Provenance Everlasting Holdings, Ltd. Class H (b)	5,858,030	8,955
Nine Dragons Paper Holdings, Ltd. (b)	2,404,735	1,494,937
Nissin Foods Co., Ltd. (c)	42,000	32,798
Orient Overseas International, Ltd.	72,000	1,261,163
Pou Sheng International Holdings, Ltd.	1,504,000	95,797
REAL NUTRI (e)	199,000	—
SIM Technology Group, Ltd. (b)	5,616,000	189,587
Security Description	Shares	Value
Sino Biopharmaceutical, Ltd.	10,191,000	$ 4,790,480
Skyworth Group, Ltd.	1,013,992	406,894
Solargiga Energy Holdings, Ltd. (b)	7,017,000	217,217
Solartech International Holdings, Ltd. (b)	1,000,000	7,643
SSY Group, Ltd.	199,740	83,968
Suncorp Technologies, Ltd. (b)	242,500	10,967
Tech Pro Technology Development, Ltd. (c)(e)	484,000	—
Tibet Water Resources, Ltd. (b)	67,000	3,841
Time Interconnect Technology, Ltd. (c)	1,088,000	212,059
TROOPS, Inc. (b)	32,129	34,057
United Energy Group, Ltd.	6,610,000	757,844
United Laboratories International Holdings, Ltd.	168,000	69,983
Vision Values Holdings, Ltd. (b)	90,000	1,651
Wasion Holdings, Ltd.	24,000	6,084
WH Group, Ltd. (d)	6,145,221	3,875,061
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (b)	13,475	7,673
		19,269,009
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	611,276	3,405,544
OTP Bank Nyrt	232,891	4,264,547
Richter Gedeon Nyrt	161,085	2,760,199
		10,430,290
INDIA — 20.1%
3i Infotech, Ltd. (b)	388,476	209,397
Aarti Drugs, Ltd.	13,154	75,794
Aarti Industries, Ltd.	120,901	1,107,264
Aavas Financiers, Ltd. (b)	18,064	497,768
ABB India, Ltd.	21,902	831,482
Acrysil, Ltd.	25,828	193,572
Adani Enterprises, Ltd.	203,050	8,625,436
Adani Green Energy, Ltd. (b)	317,824	8,832,519
Adani Ports & Special Economic Zone, Ltd.	648,969	6,546,628
Adani Power, Ltd. (b)	800,729	3,676,308
Adani Total Gas, Ltd.	212,613	8,728,760
Adani Transmission, Ltd. (b)	225,330	9,112,222
Adani Wilmar, Ltd. (b)	106,556	989,574
Aditya Birla Capital, Ltd. GDR (b)	285	390
Aditya Birla Fashion & Retail, Ltd. (b)	237,184	1,017,820
Aegis Logistics, Ltd.	46,804	155,973

See accompanying notes to financial statements.
99

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Affle India, Ltd. (b)	19,647	$ 304,578
AIA Engineering, Ltd.	21,135	651,888
Ajanta Pharma, Ltd.	9,733	152,238
Alembic Pharmaceuticals, Ltd.	21,708	161,347
Alkem Laboratories, Ltd.	6,223	250,691
Alkyl Amines Chemicals	1,877	66,195
Alok Industries, Ltd. (b)	2,309,336	512,389
Ambuja Cements, Ltd.	378,091	2,396,321
Anant Raj Global, Ltd. (b)	1,139,614	607,972
Anant Raj, Ltd.	1,219,896	1,455,305
Andhra Sugars, Ltd.	76,745	131,884
Angel One, Ltd.	35,360	592,005
Apar Industries, Ltd.	13,210	210,699
Apcotex Industries, Ltd.	34,861	241,581
APL Apollo Tubes, Ltd.	139,957	1,785,865
Apollo Hospitals Enterprise, Ltd.	121,008	6,520,201
Aptus Value Housing Finance India, Ltd. (b)	85,307	322,243
Asahi India Glass, Ltd.	34,255	267,446
Ashapura Minechem, Ltd.	189,985	210,183
Ashok Leyland, Ltd.	937,401	1,758,968
Asian Paints, Ltd.	332,964	13,680,374
Astral, Ltd.	39,659	1,088,327
AstraZeneca Pharma India, Ltd.	45,614	1,744,660
Atul, Ltd.	9,419	1,044,804
AU Small Finance Bank, Ltd. (d)	193,744	1,474,670
Aurobindo Pharma, Ltd.	394,621	2,476,833
Avanti Feeds, Ltd.	31,884	183,560
Avenue Supermarts, Ltd. (b)(d)	122,483	6,604,420
Axis Bank, Ltd.	1,932,281	17,415,202
Azure Power Global, Ltd. (b)(c)	26,771	148,311
Bajaj Auto, Ltd.	68,062	2,951,469
Bajaj Finance, Ltd.	231,661	20,889,749
Bajaj Finserv, Ltd.	374,210	7,720,291
Bajaj Hindusthan Sugar, Ltd. (b)	1,620,398	207,153
Bajaj Holdings & Investment, Ltd.	19,855	1,559,759
Balaji Amines, Ltd.	1,767	68,800
Balkrishna Industries, Ltd.	57,648	1,334,812
Balrampur Chini Mills, Ltd.	518,850	2,217,595
Bandhan Bank, Ltd. (b)(d)	774,794	2,539,114
Barbeque Nation Hospitality, Ltd. (b)	7,324	99,735
BASF India, Ltd.	9,573	350,759
Bata India, Ltd.	7,416	166,048
Bayer CropScience, Ltd.	9,438	566,509
Berger Paints India, Ltd.	133,821	1,014,951
BF Investment, Ltd. (b)	208,582	732,910
Bharat Dynamics, Ltd.	21,242	228,410
Bharat Electronics, Ltd.	2,722,379	3,378,241
Security Description	Shares	Value
Bharat Forge, Ltd.	156,553	$ 1,338,426
Bharat Heavy Electricals, Ltd.	2,360,260	1,737,891
Bharat Petroleum Corp., Ltd.	572,547	2,145,171
Bharti Airtel, Ltd.	2,321,794	22,829,434
Biocon, Ltd.	443,491	1,586,131
Birlasoft, Ltd.	239,528	831,637
Black Box, Ltd. (b)	11,117	19,036
Bombay Dyeing & Manufacturing Co., Ltd. (b)	139,871	165,573
Borosil Renewables, Ltd. (b)	30,440	217,885
Bosch, Ltd.	1,885	366,448
Brightcom Group, Ltd.	900,557	373,612
Britannia Industries, Ltd.	187,786	8,871,050
Camlin Fine Sciences, Ltd. (b)	73,409	106,435
Can Fin Homes, Ltd.	111,096	655,231
Caplin Point Laboratories, Ltd.	86,404	790,635
Carborundum Universal, Ltd.	9,579	105,550
CARE Ratings, Ltd.	24,263	150,855
Cartrade Tech, Ltd. (b)	24,876	187,446
Castrol India, Ltd.	278,942	386,432
Central Bank of India, Ltd. (b)	416,745	102,968
CG Power & Industrial Solutions, Ltd. (b)	551,724	1,598,517
Chalet Hotels, Ltd. (b)	74,604	324,043
Chambal Fertilisers & Chemicals, Ltd.	69,244	271,907
Chennai Petroleum Corp., Ltd.	55,096	159,089
Cholamandalam Investment & Finance Co., Ltd.	290,316	2,612,982
Cipla, Ltd.	667,705	9,151,152
City Union Bank, Ltd.	91,187	195,150
Coal India, Ltd.	1,146,137	2,990,336
Coforge, Ltd.	28,900	1,194,331
Colgate-Palmolive India, Ltd.	60,872	1,219,217
Computer Age Management Services, Ltd.	2,057	63,906
Container Corp. Of India, Ltd.	94,257	824,548
CORE Education & Technologies, Ltd. (b)(e)	9,253	—
Coromandel International, Ltd.	62,322	761,642
CreditAccess Grameen, Ltd. (b)	41,074	501,918
CRISIL, Ltd.	12,843	515,393
Crompton Greaves Consumer Electricals, Ltd.	270,796	1,371,102

See accompanying notes to financial statements.
100

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Cummins India, Ltd.	30,161	$ 443,362
Dabur India, Ltd.	473,220	3,332,849
Dalmia Bharat, Ltd.	17,127	336,429
Data Patterns India, Ltd.	13,727	190,606
DCB Bank, Ltd.	1,505,078	1,901,901
DCM Shriram, Ltd.	27,859	341,974
Deepak Fertilisers & Petrochemicals Corp., Ltd.	38,891	420,145
Deepak Nitrite, Ltd.	107,368	2,687,128
Delta Corp., Ltd.	180,005	438,997
Dhani Services, Ltd. (b)	291,787	172,164
Dilip Buildcon, Ltd. (d)	17,611	47,799
Dish TV India, Ltd. (b)	1,823,584	394,525
Dishman Carbogen Amcis, Ltd. (b)	128,655	152,454
Divi's Laboratories, Ltd.	93,128	4,241,580
Dixon Technologies India, Ltd.	26,062	1,400,503
DLF, Ltd.	312,190	1,368,856
Dr Lal PathLabs, Ltd. (d)	23,334	722,454
Dr Reddy's Laboratories, Ltd. ADR (c)	148,125	7,752,863
DRC Systems India, Ltd. (b)	10,290	3,523
Dwarikesh Sugar Industries, Ltd.	127,154	150,207
Easy Trip Planners, Ltd.	88,362	408,566
Edelweiss Financial Services, Ltd.	445,600	336,044
Educomp Solutions, Ltd. (b)	434,981	18,714
Eicher Motors, Ltd.	95,486	4,309,539
EID Parry India, Ltd.	45,539	334,610
EKI Energy Services, Ltd.	12,265	210,846
Elecon Engineering Co., Ltd.	44,699	187,859
Elgi Equipments, Ltd.	159,518	828,363
Emami, Ltd.	52,718	326,801
Embassy Office Parks REIT	165,879	705,184
Endurance Technologies, Ltd. (d)	11,532	201,853
EPL ,Ltd.	91,831	198,955
Equitas Holdings, Ltd. (b)	75,171	91,618
Era Infra Engineering, Ltd. (b)(e)	2,941	—
Escorts, Ltd.	44,629	1,167,303
Exide Industries, Ltd.	96,357	185,900
Fairchem Organics, Ltd.	7,971	192,413
FDC, Ltd. (b)	196,069	636,040
Federal Bank, Ltd.	449,273	655,813
Fine Organic Industries, Ltd.	8,067	691,917
Finolex Industries, Ltd.	109,807	184,381
Firstsource Solutions, Ltd.	42,091	54,223
Fortis Healthcare, Ltd. (b)	561,318	1,822,962
FSN E-Commerce Ventures, Ltd. (b)	45,749	715,383
Future Consumer, Ltd. (b)	4,693,081	106,725
Security Description	Shares	Value
Future Lifestyle Fashions, Ltd. (b)	389,503	$ 38,303
Future Retail, Ltd. (b)	1,262,518	60,525
GAIL India, Ltd.	2,921,068	3,125,692
GAIL India, Ltd.	1,460,534	1,562,846
Gammon India, Ltd. (b)(e)	139,302	—
Gateway Distriparks, Ltd.	1,356,963	1,132,592
Gitanjali Gems, Ltd. (b)(e)	3,573	—
Gland Pharma, Ltd. (b)(d)	12,673	326,027
GlaxoSmithKline Pharmaceuticals, Ltd.	1,687	29,538
Glenmark Pharmaceuticals, Ltd.	93,071	444,640
GMM Pfaudler, Ltd.	8,371	198,555
Godawari Power and Ispat, Ltd.	43,015	147,364
Godrej Consumer Products, Ltd. (b)	209,152	2,340,744
Godrej Industries, Ltd. (b)	569,707	3,074,340
Godrej Properties, Ltd. (b)	35,220	516,884
Gokaldas Exports, Ltd. (b)	51,885	222,015
Granules India, Ltd.	428,545	1,819,247
Graphite India, Ltd.	92,792	406,180
Grasim Industries, Ltd. GDR	209	4,305
Grasim Industries, Ltd.	244,600	5,035,796
Grindwell Norton, Ltd.	12,695	322,114
GTL Infrastructure, Ltd. (b)	9,285,157	159,791
GTL, Ltd. (b)	595,852	61,525
Gujarat Ambuja Exports, Ltd.	34,641	119,315
Gujarat Fluorochemicals, Ltd.	15,805	766,497
Gujarat Gas, Ltd.	104,491	646,396
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	37,674	297,150
Gujarat NRE Coke, Ltd. (b)(e)	25,505	—
Gujarat Pipavav Port, Ltd.	18,605	19,931
Gujarat State Petronet, Ltd.	109,881	311,944
GVK Power & Infrastructure, Ltd. (b)	4,267,492	170,487
Happiest Minds Technologies, Ltd.	18,361	224,335
Havells India, Ltd.	209,478	3,472,492
HCL Technologies, Ltd.	1,189,510	13,632,730
HDFC Asset Management Co., Ltd. (d)	11,717	272,159
HDFC Bank, Ltd.	2,338,762	40,862,302
HDFC Life Insurance Co., Ltd. (d)	659,156	4,298,020
HEG, Ltd.	25,533	332,002
Hemisphere Properties India, Ltd. (b)	152,974	177,605
Hero MotoCorp, Ltd.	182,778	5,727,480
HFCL, Ltd.	607,795	544,280

See accompanying notes to financial statements.
101

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Himadri Speciality Chemical, Ltd.	352,063	$ 430,389
Himatsingka Seide, Ltd.	49,334	56,883
Hindalco Industries, Ltd.	1,094,871	5,256,242
Hindustan Aeronautics, Ltd.	28,941	834,189
Hindustan Construction Co., Ltd. (b)	4,025,655	680,417
Hindustan Oil Exploration Co., Ltd. (b)	76,163	124,565
Hindustan Petroleum Corp., Ltd.	328,425	873,230
Hindustan Unilever, Ltd.	822,162	27,251,194
Hindustan Zinc, Ltd.	33,943	111,487
Hitachi Energy India, Ltd.	8,558	367,084
Hle Glascoat, Ltd.	1,698	72,320
Honeywell Automation India, Ltd.	1,152	566,491
Housing Development & Infrastructure, Ltd. (b)	94,529	6,914
Housing Development Finance Corp., Ltd.	1,514,619	42,593,932
ICICI Bank, Ltd. ADR (c)	2,081,052	43,639,660
ICICI Lombard General Insurance Co., Ltd. (d)	167,013	2,363,295
ICICI Prudential Life Insurance Co., Ltd. (d)	181,334	1,172,356
ICICI Securities, Ltd. (d)	71,615	460,539
IDFC First Bank, Ltd. (b)	529,122	324,233
IDFC, Ltd.	293,450	239,338
IFB Industries, Ltd. (b)	12,253	137,793
IFCI, Ltd. (b)	1,284,125	150,746
IIFL Finance, Ltd.	86,924	375,792
IIFL Securities, Ltd.	61,526	49,916
IIFL Wealth Management, Ltd.	8,968	202,871
India Cements, Ltd.	319,644	1,057,343
Indiabulls Enterprises, Ltd.	29,442	2,081
Indiabulls Housing Finance, Ltd. (b)	252,100	367,995
Indiabulls Real Estate, Ltd. (b)	406,162	388,182
IndiaMart InterMesh, Ltd. (d)	4,554	249,548
Indian Energy Exchange, Ltd. (d)	206,611	360,770
Indian Hotels Co., Ltd.	1,316,727	5,368,797
Indian Oil Corp., Ltd.	2,031,860	1,672,169
Indian Overseas Bank (b)	411,181	88,452
Indian Railway Catering & Tourism Corp., Ltd.	83,303	722,938
Indo Count Industries, Ltd.	52,889	88,450
Indraprastha Gas, Ltd.	240,116	1,171,193
Indus Towers, Ltd.	673,368	1,634,351
IndusInd Bank, Ltd.	289,189	4,213,172
Infibeam Avenues, Ltd.	2,328,868	420,822
Info Edge India, Ltd.	61,820	2,933,726
Infosys, Ltd. ADR (c)	2,968,561	50,376,480
Security Description	Shares	Value
Inox Wind, Ltd. (b)	148,843	$ 270,054
Intellect Design Arena, Ltd.	119,708	761,352
InterGlobe Aviation, Ltd. (b)(d)	39,762	906,814
IOL Chemicals & Pharmaceuticals, Ltd.	13,577	58,513
Ipca Laboratories, Ltd.	90,533	1,018,272
IRB Infrastructure Developers, Ltd.	50,005	128,407
ITC, Ltd.	1,852,483	7,564,664
ITC, Ltd. GDR	630	2,573
IVRCL, Ltd. (b)(e)	5,304,684	—
Jain Irrigation Systems, Ltd. (b)	560,240	254,118
Jaiprakash Associates, Ltd. (b)	2,310,250	238,547
Jaiprakash Power Ventures, Ltd. (b)	9,228,180	833,756
JB Chemicals & Pharmaceuticals, Ltd.	14,730	347,612
Jet Airways India, Ltd. (b)	210,032	246,690
Jindal Saw, Ltd.	164,212	166,531
Jindal Stainless, Ltd. (b)	127,500	196,302
Jindal Steel & Power, Ltd.	244,749	1,289,463
JK Cement, Ltd.	8,467	273,276
JK Paper, Ltd.	35,717	166,179
JM Financial, Ltd.	158,245	146,377
Johnson Controls-Hitachi Air Conditioning India, Ltd. (b)	4,006	68,433
JSW Energy, Ltd.	354,503	1,308,830
JSW Ispat Special Products, Ltd. (b)	187,777	62,899
JSW Steel, Ltd.	654,723	5,083,582
Jubilant Foodworks, Ltd.	394,613	3,020,550
Jubilant Ingrevia, Ltd.	61,441	389,334
Jubilant Pharmova, Ltd.	66,546	274,810
Just Dial, Ltd. (b)	35,568	248,754
Kansai Nerolac Paints, Ltd.	11,834	71,228
KEI Industries, Ltd.	163,522	2,905,159
Kiri Industries, Ltd. (b)	16,986	105,026
Kirloskar Ferrous Industries, Ltd.	34,196	111,561
Kotak Mahindra Bank, Ltd.	912,158	20,397,939
KPIT Technologies, Ltd.	198,876	1,613,230
L&T Finance Holdings, Ltd.	99,680	91,530
L&T Technology Services, Ltd. (d)	20,019	883,825
Lanco Infratech, Ltd. (b)(e)	15,749,074	—
Larsen & Toubro Infotech, Ltd. (d)	18,828	1,031,728
Larsen & Toubro, Ltd. GDR	832,057	18,970,900
Laurus Labs, Ltd. (d)	183,730	1,158,599
Laxmi Organic Industries, Ltd.	22,906	95,677
Lemon Tree Hotels, Ltd. (b)(d)	347,054	370,299

See accompanying notes to financial statements.
102

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
LIC Housing Finance, Ltd.	339,641	$ 1,727,821
Linde India, Ltd.	31,652	1,288,549
Lloyds Metals & Energy, Ltd.	112,360	245,987
Lupin, Ltd.	206,570	1,726,299
LUX Industries, Ltd.	54,879	1,182,967
Macrotech Developers, Ltd. (b)(d)	21,578	245,139
Mahanagar Gas, Ltd.	8,588	87,848
Mahanagar Telephone Nigam, Ltd. (b)	657,384	175,354
Mahindra & Mahindra Financial Services, Ltd.	589,581	1,342,572
Mahindra & Mahindra, Ltd. GDR	1,064,725	16,609,710
Maithan Alloys, Ltd.	13,706	163,577
MakeMyTrip, Ltd. (b)(c)	37,815	1,160,921
Manappuram Finance, Ltd.	375,444	449,741
Mangalore Refinery & Petrochemicals, Ltd. (b)	222,666	162,447
Manpasand Beverages, Ltd. (b)(e)	64,129	2,306
Marico, Ltd.	251,223	1,660,949
Marksans Pharma, Ltd.	1,598,237	915,510
Maruti Suzuki India, Ltd.	126,913	13,772,462
Max Financial Services, Ltd. (b)	121,434	1,138,342
Max Healthcare Institute, Ltd. (b)	421,629	2,114,073
Max India, Ltd. - New Spun Off (b)	15,805	16,154
Meghmani Finechem, Ltd. (b)	10,504	183,485
Metropolis Healthcare, Ltd. (d)	15,503	296,210
Mindtree, Ltd.	62,444	2,424,916
Mirza International, Ltd. (b)	54,348	222,934
Morepen Laboratories, Ltd. (b)	228,976	67,130
Motherson Sumi Wiring India, Ltd.	843,539	907,296
Mphasis, Ltd.	29,992	769,660
MRF, Ltd.	3,246	3,258,102
Multi Commodity Exchange of India, Ltd.	43,215	647,418
Muthoot Finance, Ltd.	75,823	969,373
Natco Pharma, Ltd.	5,610	41,776
National Aluminium Co., Ltd.	702,187	615,429
Navin Fluorine International, Ltd.	39,248	2,166,616
Nazara Technologies, Ltd. (b)	31,529	253,216
NCC, Ltd.	350,358	309,008
Nestle India, Ltd.	25,659	6,038,462
Network18 Media & Investments, Ltd. (b)	273,138	216,895
NHPC, Ltd.	434,783	190,799
Security Description	Shares	Value
NIIT, Ltd.	102,959	$ 397,845
Nippon Life India Asset Management, Ltd. (d)	113,318	374,215
NMDC, Ltd.	431,483	677,580
NTPC, Ltd.	2,926,745	5,743,671
Oberoi Realty, Ltd.	42,814	483,025
Oil & Natural Gas Corp., Ltd.	4,279,633	6,670,549
Oil India, Ltd.	172,156	369,172
Olectra Greentech, Ltd.	23,977	172,935
One 97 Communications, Ltd. (b)	68,718	538,881
OnMobile Global, Ltd.	14,808	21,069
Opto Circuits India, Ltd. (b)	3,157,839	69,871
Oracle Financial Services Software, Ltd.	598	21,924
Orient Electric, Ltd.	110,445	370,498
Orissa Minerals Development Co. Ltd (b)	9,390	332,079
Page Industries, Ltd.	4,864	3,029,335
Paisalo Digital, Ltd.	253,799	212,302
Patanjali Foods, Ltd.	41,967	709,817
PB Fintech, Ltd. (b)	87,639	509,074
PC Jeweller, Ltd. (b)	179,408	184,919
PCBL, Ltd.	156,694	247,413
Persistent Systems, Ltd.	21,375	851,624
Petronet LNG, Ltd.	627,473	1,541,855
Pfizer, Ltd.	19,383	1,016,275
Phoenix Mills, Ltd.	37,812	650,301
PI Industries, Ltd.	39,888	1,470,146
Pidilite Industries, Ltd.	127,513	4,216,877
Piramal Enterprises, Ltd.	77,296	821,168
Piramal Pharma, Ltd. (b)	309,184	828,000
PNB Housing Finance, Ltd. (b)(d)	18,797	90,656
Polycab India, Ltd.	6,287	197,900
Poonawalla Fincorp, Ltd.	120,495	452,942
Power Grid Corp. of India, Ltd.	2,309,054	6,023,033
Praj Industries, Ltd.	64,689	331,710
Prakash Industries, Ltd. (b)	299,848	191,664
Prestige Estates Projects, Ltd.	72,715	402,049
Prism Johnson, Ltd. (b)	136,454	220,822
Procter & Gamble Health, Ltd.	6,833	344,958
PS IT Infrastructure & Services, Ltd. (b)(e)	620,932	69,458
PTC India, Ltd.	979,385	923,991
Punj Lloyd, Ltd. (b)	739,833	21,372
Quess Corp., Ltd. (d)	86,994	690,006
Radico Khaitan, Ltd.	131,036	1,682,905
Rain Industries, Ltd.	197,888	397,594
Rajesh Exports, Ltd.	161,056	1,145,885
Rajratan Global Wire, Ltd.	13,791	204,090
Rallis India, Ltd.	109,243	282,403
Ramco Systems, Ltd. (b)	6,265	20,254

See accompanying notes to financial statements.
103

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Rategain Travel Technologies, Ltd. (b)	54,945	$ 182,055
RattanIndia Infrastructure, Ltd. (b)	746,104	429,680
RattanIndia Power, Ltd. (b)	6,343,761	339,213
Raymond, Ltd.	58,226	734,703
RBL Bank, Ltd. (b)(d)	276,130	386,101
REC, Ltd.	178,018	205,697
Redington, Ltd.	299,212	511,981
REI Agro, Ltd. (b)(e)	1,873,023	—
Relaxo Footwears, Ltd.	48,335	598,222
Reliance Capital, Ltd. (b)	1,153,781	204,940
Reliance Communications, Ltd. (b)	782,998	23,581
Reliance Industries, Ltd. GDR (d)	1,360,302	79,577,667
Reliance Infrastructure, Ltd. (b)	374,085	628,600
Reliance Power, Ltd. (b)	3,007,619	606,321
Religare Enterprises, Ltd. (b)	116,479	239,469
ReNew Energy Global PLC Class A (b)(c)	56,432	339,721
Repco Home Finance, Ltd.	53,327	150,736
RITES, Ltd.	54,386	218,243
Rolta India, Ltd. (b)	1,722,545	91,049
Route Mobile, Ltd.	21,457	360,596
Samvardhana Motherson International, Ltd.	979,588	1,312,519
Sarda Energy & Minerals, Ltd.	12,002	128,494
SBI Cards & Payment Services, Ltd.	153,158	1,719,824
SBI Life Insurance Co., Ltd. (d)	240,531	3,697,202
Schaeffler India, Ltd.	17,361	685,541
Schneider Electric Infrastructure, Ltd. (b)	243,313	551,970
Sequent Scientific, Ltd. (b)	774,827	985,306
Shankara Building Products, Ltd.	49,576	424,482
Sharda Cropchem, Ltd.	25,204	137,264
Shilpa Medicare, Ltd.	109,081	518,848
Shree Cement, Ltd.	4,609	1,191,642
Shree Renuka Sugars, Ltd. (b)	943,691	687,892
Shriram Transport Finance Co., Ltd. (b)	157,421	2,317,352
Siemens, Ltd.	212,725	7,245,352
Sintex Industries, Ltd. (b)	393,376	37,717
Sintex Plastics Technology, Ltd. (b)	51,239	2,047
Sobha, Ltd.	10,650	84,538
Solar Industries India, Ltd.	5,451	262,448
Solara Active Pharma Sciences, Ltd. (b)	83,631	428,326
Srei Infrastructure Finance, Ltd. (b)	236,844	13,538
Security Description	Shares	Value
SRF, Ltd.	80,517	$ 2,477,777
Star Health & Allied Insurance Co., Ltd. (b)	21,459	186,296
State Bank of India GDR	173,911	11,321,606
Steel Authority of India, Ltd.	974,245	919,141
Sterling and Wilson Renewable (b)	27,451	104,505
Sterlite Technologies, Ltd.	159,679	323,475
Strides Pharma Science, Ltd. (b)	162,234	662,387
Subex, Ltd. (b)	266,974	104,195
Sudarshan Chemical Industries, Ltd.	51,080	262,868
Sumitomo Chemical India, Ltd.	30,408	187,996
Sun Pharma Advanced Research Co., Ltd. (b)	207,747	562,198
Sun Pharmaceutical Industries, Ltd.	1,136,973	13,258,425
Sun TV Network, Ltd.	122,679	767,354
Sundaram Finance, Ltd.	23,802	661,823
Sundram Fasteners, Ltd.	60,024	670,694
Supreme Industries, Ltd.	29,920	784,639
Suven Life Sciences, Ltd. (b)	382,804	334,331
Suven Pharmaceuticals, Ltd.	366,765	2,033,069
Suvidhaa Infoserve Pvt, Ltd. (b)	56,568	4,103
Suzlon Energy, Ltd. (b)	6,265,868	670,095
Swan Energy, Ltd.	249,446	685,314
Symphony, Ltd.	17,285	188,177
Syngene International, Ltd. (d)	66,039	455,082
TAKE Solutions, Ltd. (b)	189,555	56,038
Tanla Platforms, Ltd.	50,315	486,814
Tarsons Products, Ltd. (b)	26,077	261,423
Tata Communications, Ltd.	162,655	2,300,928
Tata Consultancy Services, Ltd.	905,668	33,449,084
Tata Consumer Products, Ltd.	371,729	3,668,568
Tata Elxsi, Ltd.	41,985	4,415,944
Tata Motors, Ltd. ADR (b)(c)	385,894	9,361,788
Tata Power Co., Ltd.	2,336,927	6,219,261
Tata Steel, Ltd.	5,782,358	7,058,136
Tata Teleservices Maharashtra, Ltd. (b)	585,924	744,728
TCNS Clothing Co., Ltd. (b)(d)	25,702	184,808
TeamLease Services, Ltd. (b)	16,777	619,378
Tech Mahindra, Ltd.	491,618	6,095,124
Tejas Networks, Ltd. (b)(d)	197,345	1,634,894
Thermax, Ltd.	14,309	381,597
Thirumalai Chemicals, Ltd.	41,543	109,384

See accompanying notes to financial statements.
104

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Thyrocare Technologies, Ltd. (d)	80,745	$ 695,081
Tide Water Oil Co. India, Ltd.	12,378	156,149
Timken India, Ltd.	22,970	866,324
Titan Co., Ltd.	301,068	9,647,906
Torrent Pharmaceuticals, Ltd.	50,018	959,058
Torrent Power, Ltd.	30,983	185,438
Trent, Ltd.	123,832	2,161,509
Trident, Ltd.	1,475,620	661,162
Tube Investments of India, Ltd.	71,457	2,410,572
TV18 Broadcast, Ltd. (b)	350,854	163,025
TVS Motor Co., Ltd.	106,489	1,351,218
Ujjivan Financial Services, Ltd. (b)	80,384	208,491
UltraTech Cement, Ltd.	96,643	7,430,883
Unichem Laboratories, Ltd.	230,511	1,100,967
Unitech, Ltd. (b)	759,637	17,742
United Breweries, Ltd.	85,337	1,790,528
United Spirits, Ltd. (b)	377,862	3,912,333
UNO Minda, Ltd.	173,775	1,194,298
UPL, Ltd.	408,375	3,373,623
Usha Martin, Ltd.	237,727	356,220
UTI Asset Management Co., Ltd.	33,270	295,581
VA Tech Wabag, Ltd. (b)	99,187	311,212
Vaibhav Global, Ltd.	102,620	443,587
Vakrangee, Ltd.	507,859	215,376
Vardhman Textiles, Ltd.	51,304	212,781
Varun Beverages, Ltd.	111,106	1,426,123
Vedanta, Ltd.	813,813	2,701,498
Venky's India, Ltd.	13,874	335,214
Videocon Industries, Ltd. (b)(e)	1,170,924	—
Vinati Organics, Ltd.	10,058	257,962
VIP Industries, Ltd.	80,342	657,293
V-Mart Retail, Ltd.	21,164	731,064
Vodafone Idea, Ltd. (b)	7,288,109	788,376
Voltas, Ltd.	84,237	938,604
VST Industries, Ltd.	22,547	896,101
Welspun Corp., Ltd.	110,113	358,826
Welspun India, Ltd.	196,628	178,014
Westlife Development, Ltd. (b)	79,876	705,372
Whirlpool of India, Ltd.	5,759	115,709
Wipro, Ltd. ADR	1,652,969	7,785,484
WNS Holdings, Ltd. ADR (b)	32,792	2,683,697
Wockhardt, Ltd. (b)	140,618	421,761
Yaari Digital Integrated Services, Ltd. (b)	29,442	13,590
Yes Bank, Ltd. (b)	816,899	157,151
Zee Entertainment Enterprises, Ltd.	667,046	2,116,721
Zensar Technologies, Ltd.	62,729	163,201
Security Description	Shares	Value
Zomato, Ltd. (b)	1,769,149	$ 1,355,928
Zydus Lifesciences, Ltd.	109,563	521,073
		1,034,737,383
INDONESIA — 2.8%
Adaro Energy Indonesia Tbk PT	8,199,500	2,132,328
Adaro Minerals Indonesia Tbk PT (b)	5,424,400	641,203
Alam Sutera Realty Tbk PT (b)	10,607,400	117,725
Allo Bank Indonesia Tbk PT (b)	1,000,000	138,565
Aneka Tambang Tbk	2,375,600	302,654
Astra International Tbk PT	21,107,051	9,183,005
Astrindo Nusantara Infrastructure Tbk PT (b)	37,051,900	345,518
Avia Avian Tbk PT	6,544,400	341,671
Bank Aladin Syariah Tbk PT (b)	601,800	67,383
Bank Artha Graha Internasional Tbk PT (b)	11,351,200	62,617
Bank BTPN Syariah Tbk PT	692,900	124,224
Bank Central Asia Tbk PT	55,580,698	31,207,681
Bank Danamon Indonesia Tbk PT	3,774,018	629,519
Bank Ganesha Tbk PT (b)	12,052,900	72,028
Bank Ina Perdana PT (b)	450,500	114,493
Bank Jago Tbk PT (b)	3,227,900	1,399,057
Bank Mandiri Persero Tbk PT	22,421,069	13,877,431
Bank MNC Internasional Tbk PT (b)	11,154,500	78,380
Bank Negara Indonesia Persero Tbk PT	2,846,300	1,677,593
Bank Neo Commerce Tbk PT (b)	4,340,100	252,240
Bank Pan Indonesia Tbk PT	2,887,400	403,885
Bank Permata Tbk PT	207,270	15,926
Bank Rakyat Indonesia Persero Tbk PT	65,375,605	19,276,734
Bank Raya Indonesia Tbk PT (b)	1,873,807	67,680
Bank Syariah Indonesia Tbk PT	848,200	81,882
Barito Pacific Tbk PT	33,292,620	1,738,147
Bekasi Fajar Industrial Estate Tbk PT (b)	6,736,900	71,672
Berkah Beton Sadaya Tbk PT	3,542,700	942,238
BFI Finance Indonesia Tbk PT	2,580,000	194,845
Bukalapak.com PT Tbk (b)	47,498,800	848,444
Bumi Resources Minerals Tbk PT (b)	58,159,760	534,715
Bumi Resources Tbk PT (b)	96,921,100	871,988
Bumi Serpong Damai Tbk PT (b)	5,604,900	333,110

See accompanying notes to financial statements.
105

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Chandra Asri Petrochemical Tbk PT	3,944,156	$ 621,637
Charoen Pokphand Indonesia Tbk PT	6,158,700	2,285,119
Ciputra Development Tbk PT	8,740,052	545,267
Citra Marga Nusaphala Persada Tbk PT (b)	2,279,541	296,404
Digital Mediatama Maxima Tbk PT (b)	526,900	40,138
Elang Mahkota Teknologi Tbk PT	20,812,500	2,077,491
Garuda Indonesia Persero Tbk PT (b)(e)	15,966,300	116,385
Global Mediacom Tbk PT (b)	967,100	19,434
GoTo Gojek Tokopedia Tbk PT (b)	220,359,900	3,559,910
Harum Energy Tbk PT	1,666,700	194,827
Indah Kiat Pulp & Paper Tbk PT	1,205,900	716,690
Indo Tambangraya Megah Tbk PT	68,500	186,348
Indocement Tunggal Prakarsa Tbk PT	804,800	502,092
Indofood Sukses Makmur Tbk PT	8,000,918	3,165,689
Indosat Tbk PT	3,576,300	1,702,720
Indosterling Technomedia Tbk PT (b)	487,800	189,001
Japfa Comfeed Indonesia Tbk PT	1,622,500	161,424
Kalbe Farma Tbk PT	36,353,161	4,368,825
Kawasan Industri Jababeka Tbk PT (b)	7,222,231	73,040
Kresna Graha Investama Tbk PT (b)	37,304,900	124,942
Lippo Cikarang Tbk PT (b)	318,300	23,829
Lippo Karawaci Tbk PT (b)	58,094,630	381,511
Matahari Department Store Tbk PT	515,200	130,259
Matahari Putra Prima Tbk PT (b)	2,887,000	24,836
Mayora Indah Tbk PT	8,621,607	1,036,122
MD Pictures Tbk PT (b)	1,176,500	223,286
Medco Energi Internasional Tbk PT	29,350,529	1,763,634
Media Nusantara Citra Tbk PT (b)	1,287,500	70,177
Mega Manunggal Property Tbk PT (b)	2,825,800	82,023
Merdeka Copper Gold Tbk PT (b)	8,978,168	2,323,033
Mitra Keluarga Karyasehat Tbk PT	2,299,400	437,909
MNC Asia Holding Tbk PT (b)	35,959,000	148,771
Security Description	Shares	Value
MNC Digital Entertainment Tbk PT (b)	707,300	$ 228,064
Modernland Realty Tbk PT (b)	7,955,300	55,900
Multipolar Tbk PT (b)	3,341,600	28,747
Net Visi Media Tbk PT (b)	1,165,300	20,662
Pabrik Kertas Tjiwi Kimia Tbk PT	488,438	236,561
Pakuwon Jati Tbk PT	8,005,800	237,637
Perusahaan Gas Negara Tbk PT	19,799,800	2,281,967
Pollux Properti Indonesia Tbk PT (b)	2,404,600	49,268
Samudera Indonesia Tbk PT	1,250,000	183,878
Semen Indonesia Persero Tbk PT	1,290,300	633,393
Sigmagold Inti Perkasa Tbk PT (e)	1,312,600	—
Smartfren Telecom Tbk PT (b)	73,511,000	386,201
Sumber Alfaria Trijaya Tbk PT	12,350,900	1,938,509
Summarecon Agung Tbk PT	7,086,111	276,883
Surya Citra Media Tbk PT	15,622,000	211,337
Surya Esa Perkasa Tbk PT	7,077,100	462,434
Telkom Indonesia Persero Tbk PT	48,141,300	14,100,161
Tiga Pilar Sejahtera Food Tbk (b)	3,295,200	35,489
Tower Bersama Infrastructure Tbk PT	731,000	135,855
Transcoal Pacific Tbk PT	539,900	322,646
Unilever Indonesia Tbk PT	4,753,300	1,507,696
United Tractors Tbk PT	2,234,722	4,817,255
Vale Indonesia Tbk PT (b)	933,400	392,301
Wir Asia Tbk PT (b)	5,512,400	157,109
		144,439,307
KUWAIT — 0.9%
A'ayan Leasing & Investment Co. KSCP (b)	1,156,448	417,881
Agility Public Warehousing Co. KSC	902,365	1,944,765
Ahli United Bank KSCP	763,674	643,068
Al Ahli Bank of Kuwait KSCP	195,790	186,346
Al Mazaya Holding Co. KSCP (b)	1,897,974	287,804
ALAFCO Aviation Lease & Finance Co. KSCP (b)	41,222	23,141
Alimtiaz Investment Group KSC	552,253	134,522
Boubyan Bank KSCP	841,085	2,075,916
Boubyan Petrochemicals Co. KSCP	534,289	1,430,746
Burgan Bank SAK	301,925	216,252

See accompanying notes to financial statements.
106

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Gulf Bank KSCP	1,478,170	$ 1,430,718
Gulf Cable & Electrical Industries Co. KSCP	47,171	162,842
Heavy Engineering & Ship Building Co. KSCP Class B	140,538	292,003
Humansoft Holding Co. KSC	171,380	1,810,839
Integrated Holding Co. KCSC	356,840	437,487
Jazeera Airways Co. KSCP	47,565	253,977
Kuwait Finance House KSCP	3,640,261	9,877,269
Kuwait Real Estate Co. KSC	4,042,396	1,317,251
Mabanee Co. KPSC	427,327	1,189,815
Mezzan Holding Co. KSCC	39,540	47,711
Mobile Telecommunications Co. KSCP	831,161	1,568,734
National Bank of Kuwait SAKP	5,879,172	18,512,895
National Industries Group Holding SAK	1,475,050	1,089,810
National Investments Co. KSCP	1,953,429	1,455,855
Qurain Petrochemical Industries Co.	175,668	153,593
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	73,656	46,339
Warba Bank KSCP (b)	1,976,136	1,409,021
		48,416,600
MALAYSIA — 2.0%
Aeon Co. M Bhd	6,599,448	1,949,805
AEON Credit Service M Bhd	169,350	496,692
Alliance Bank Malaysia Bhd	6,469,700	4,925,176
AMMB Holdings Bhd	55,600	46,763
ATA IMS Bhd	841,200	54,423
Axiata Group Bhd (b)	2,340,138	1,322,226
Bahvest Resources Bhd (b)	2,416,800	158,966
Bank Islam Malaysia Bhd	25,400	14,078
Bintulu Port Holdings Bhd	94	106
British American Tobacco Malaysia Bhd	7,200	15,931
Bursa Malaysia Bhd	1,879,147	2,516,606
Capitaland Malaysia Mall Trust REIT	2,363,905	275,288
Careplus Group Bhd (b)	251,300	13,278
Carlsberg Brewery Malaysia Bhd Class B	520,720	2,526,677
Chin Hin Group Bhd	403,200	250,424
CIMB Group Holdings Bhd	5,135,119	5,681,078
Comfort Glove Bhd	271,400	28,679
D&O Green Technologies Bhd	300,000	260,729
Security Description	Shares	Value
Dagang NeXchange Bhd	2,678,800	$ 441,941
Datasonic Group Bhd	3,316,500	332,580
Dialog Group Bhd	5,139,206	2,205,525
DiGi.Com Bhd	8,062,746	5,877,093
FGV Holdings Bhd	28,800	8,757
Focus Dynamics Group Bhd (b)	6,861,600	22,196
Frontken Corp. Bhd	1,240,450	735,656
Gabungan AQRS Bhd (b)	514,400	31,061
Gamuda Bhd	1,552,374	1,315,685
GDEX Bhd	1,478,900	36,677
Genetec Technology Bhd (b)	365,100	185,818
Genting Bhd	4,345,700	4,198,563
Genting Malaysia Bhd	984,700	592,476
George Kent Malaysia Bhd	579,300	61,216
Globetronics Technology Bhd	1,005,100	253,605
Greatech Technology Bhd (b)	310,400	231,612
Hap Seng Plantations Holdings Bhd	58,800	24,474
Hartalega Holdings Bhd	1,487,100	532,367
Hong Leong Bank Bhd	105,900	468,180
Hong Leong Financial Group Bhd	5,500	21,896
Hong Seng Consolidated Bhd (b)	1,851,500	129,769
IHH Healthcare Bhd	1,618,000	2,058,702
IJM Corp. Bhd	938,900	338,142
Inari Amertron Bhd	1,806,700	981,860
IOI Corp. Bhd	8,213,784	6,678,017
IOI Properties Group Bhd (b)	6,552,762	1,321,292
Iris Corp. Bhd (b)	1,408,700	36,455
Iskandar Waterfront City Bhd (b)	245,600	13,506
Karex Bhd (b)	2,588,900	200,993
KLCCP Stapled Group	970,300	1,378,969
KNM Group Bhd (b)	6,086,021	131,249
Kossan Rubber Industries Bhd (b)	1,197,000	278,792
KPJ Healthcare Bhd	2,491,680	424,504
Kuala Lumpur Kepong Bhd	18,900	84,371
Lingkaran Trans Kota Holdings Bhd	619,700	661,530
Magni-Tech Industries Bhd	283,700	107,068
Magnum Bhd	5,239,243	1,604,426
Malayan Banking Bhd	4,504,762	8,335,315
Malaysia Airports Holdings Bhd (b)	342,400	413,509
Malaysian Pacific Industries Bhd	129,400	802,018
Malaysian Resources Corp. Bhd	13,000,659	841,104
Maxis Bhd	202,300	153,132
Mega First Corp. BHD	342,800	243,959

See accompanying notes to financial statements.
107

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
MISC Bhd	191,800	$ 279,614
MPHB Capital Bhd	2,345,630	708,191
Muda Holdings Bhd	372,600	139,012
My EG Services Bhd	4,466,655	818,774
Nestle Malaysia Bhd	1,469	41,342
OSK Holdings Bhd	10,371,342	1,934,701
Padini Holdings Bhd	271,100	184,163
Pavilion Real Estate Investment Trust	2,149,100	583,969
Pentamaster Corp. Bhd	822,250	735,893
Petronas Chemicals Group Bhd	1,843,400	3,335,373
Petronas Dagangan Bhd	352,400	1,521,468
Petronas Gas Bhd	204,600	728,035
PMB Technology Bhd	318,400	260,241
Pos Malaysia Bhd (b)	1,566,800	207,803
PPB Group Bhd	57,800	200,686
Press Metal Aluminium Holdings Bhd	1,777,100	1,548,304
Public Bank Bhd	12,448,900	11,356,232
QL Resources Bhd	31,800	34,152
Rapid Synergy Bhd (b)	120,000	358,680
RHB Bank Bhd	477,772	572,873
Sapura Energy Bhd (b)	294,400	2,540
Sime Darby Bhd	1,652,824	762,787
Sime Darby Plantation Bhd	1,583,887	1,397,045
Sime Darby Property Bhd	565,124	54,843
SKP Resources Bhd	806,625	288,764
SP Setia Bhd Group	358,263	44,426
Sports Toto Bhd	3,364,947	1,277,185
Sunway Real Estate Investment Trust	2,305,500	696,075
Supermax Corp. Bhd	2,061,868	300,143
Syarikat Takaful Malaysia Keluarga Bhd	5,777	4,111
Taliworks Corp. Bhd	136,100	26,563
Telekom Malaysia Bhd	1,143,327	1,348,717
Tenaga Nasional Bhd	1,634,000	2,836,683
TIME dotCom Bhd	60,900	60,677
Top Glove Corp. Bhd (b)	3,820,300	514,921
Uchi Technologies Bhd	91,900	64,411
UEM Edgenta Bhd	1,036,300	257,008
UEM Sunrise Bhd (b)	7,214,688	404,533
UMW Holdings Bhd	480,300	309,704
Unisem M Bhd	191,300	107,263
Velesto Energy Bhd (b)	1,277,963	31,694
ViTrox Corp. Bhd	337,200	525,761
VS Industry Bhd	5,735,100	1,199,708
WCT Holdings Bhd	13,396,926	1,184,546
YTL Corp. Bhd	2,654,370	332,011
		104,914,610
MEXICO — 2.2%
Alfa SAB de CV Class A	3,869,207	2,466,902
America Movil SAB de CV Series L (c)	17,613,639	14,567,441
Security Description	Shares	Value
Axtel SAB de CV Series CPO (b)(c)	2,776,155	$ 197,434
Betterware de Mexico SAPI de CV (c)	45,567	338,563
Cemex SAB de CV Series CPO (b)(c)	15,363,771	5,302,726
Coca-Cola Femsa SAB de CV	704,451	4,122,479
Concentradora Hipotecaria SAPI de CV REIT	2,390	2,163
Consorcio ARA SAB de CV (c)	2,695,861	427,691
El Puerto de Liverpool SAB de CV Series C1 (c)	486,481	2,141,170
Fibra Uno Administracion SA de CV REIT	2,331,173	2,403,343
Fomento Economico Mexicano SAB de CV	1,562,625	9,809,003
Gruma SAB de CV Class B	7,664	73,524
Grupo Aeroportuario del Pacifico SAB de CV Class B	303,950	3,847,841
Grupo Aeroportuario del Sureste SAB de CV Class B	226,408	4,466,456
Grupo Bimbo SAB de CV Class A	1,464,363	5,168,511
Grupo Elektra SAB DE CV (c)	38,559	1,977,761
Grupo Financiero Banorte SAB de CV Series O	2,122,971	13,653,742
Grupo Financiero Inbursa SAB de CV Series O (b)(c)	2,100,777	3,334,915
Grupo Mexico SAB de CV Class B	2,818,294	9,547,790
Grupo Televisa SAB Series CPO (c)	2,768,670	3,001,716
Industrias CH SAB de CV Class B (b)(c)	315,591	3,682,562
Industrias Penoles SAB de CV (c)	176,126	1,714,880
Kimberly-Clark de Mexico SAB de CV Class A (c)	2,033,237	2,721,094
Nemak SAB de CV (b)(d)	1,826,876	402,490
Operadora De Sites Mexicanos SAB de CV Class A	1,943,789	1,618,253
Orbia Advance Corp. SAB de CV	91,086	153,022
Sare Holding SAB de CV Class B (b)(e)	1,493,393	—
Sitios Latinoamerica SAB de CV (b)(c)	880,681	393,750
TV Azteca SAB de CV Series CPO (b)(c)	6,116,506	225,101
Urbi Desarrollos Urbanos SAB de CV (b)	44,259	15,188

See accompanying notes to financial statements.
108

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Wal-Mart de Mexico SAB de CV	4,536,274	$ 15,979,325
		113,756,836
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (c)(f)	312,127	2,100,615
Cia de Minas Buenaventura SAA ADR (f)	8,371	55,416
Credicorp, Ltd.	67,761	8,321,051
Southern Copper Corp.	71,287	3,196,509
Volcan Cia Minera SAA Class B (b)	7,814,819	1,080,589
		14,754,180
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	831,820	761,230
ACEN Corp.	1,408,550	134,548
Alliance Global Group, Inc.	3,381,800	475,904
Ayala Corp.	141,050	1,482,078
Ayala Land, Inc.	9,628,210	3,752,744
Bank of the Philippine Islands	3,515,234	5,366,541
BDO Unibank, Inc.	3,075,509	5,849,369
Bloomberry Resorts Corp. (b)	1,308,000	149,486
Cebu Air, Inc. (b)	1,582,920	996,328
Cebu Holdings, Inc. (b)	7,536,864	558,146
Converge Information & Communications Technology Solutions, Inc. (b)	666,700	148,977
D&L Industries, Inc.	3,506,105	400,698
DoubleDragon Corp.	2,401,690	265,466
East West Banking Corp.	1,965,200	202,135
Filinvest Land, Inc.	72,558,000	940,624
First Philippine Holdings Corp.	407,815	427,814
Global Ferronickel Holdings, Inc.	3,222,449	127,524
GMA Holdings, Inc. PDR	5,852,000	1,008,191
GT Capital Holdings, Inc.	17,047	120,848
JG Summit Holdings, Inc.	2,148,696	1,541,197
Jollibee Foods Corp.	174,900	683,191
Manila Electric Co.	16,100	72,227
Megawide Construction Corp. (b)	7,632,688	468,702
Megaworld Corp.	11,319,300	393,883
Monde Nissin Corp. (d)	2,455,600	510,178
Nickel Asia Corp.	1,642,000	142,003
PLDT, Inc.	155,687	4,004,708
Puregold Price Club, Inc.	497,780	239,868
San Miguel Corp.	228,100	381,107
SM Investments Corp.	272,365	3,368,266
SM Prime Holdings, Inc.	9,140,490	4,693,028
Universal Robina Corp.	394,850	767,811
Security Description	Shares	Value
Vista Land & Lifescapes, Inc.	1,723,378	$ 47,035
		40,481,855
POLAND — 0.6%
11 bit studios SA (b)	1,975	211,536
Allegro.eu SA (b)(d)	232,390	1,013,736
Asseco Poland SA	85,851	1,201,983
Bank Polska Kasa Opieki SA	243,163	2,988,458
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (b)	27,012	32,268
Bioton SA (b)	1,653	1,207
CCC SA (b)	13,042	98,072
CD Projekt SA	43,871	890,033
Columbus Energy SA (b)	7,262	11,322
Datawalk SA (b)	3,138	86,573
Dino Polska SA (b)(d)	19,606	1,198,828
Eurocash SA (b)	13,048	30,989
Getin Holding SA (b)	120,083	28,203
Globe Trade Centre SA	445,834	514,528
InPost SA (b)	107,817	635,216
KGHM Polska Miedz SA	181,262	3,217,134
LPP SA	329	519,246
Mabion SA (b)	11,527	48,101
mBank SA (b)	30,917	1,254,458
Mercator Medical SA (b)	2,991	29,335
Orange Polska SA	1,655,954	1,737,427
PGE Polska Grupa Energetyczna SA (b)	958,124	1,217,491
PlayWay SA	1,943	110,152
Polimex-Mostostal SA (b)	23,834	13,946
Polski Koncern Naftowy ORLEN SA	450,486	4,883,381
Powszechna Kasa Oszczednosci Bank Polski SA	761,730	3,368,330
Powszechny Zaklad Ubezpieczen SA	489,802	2,296,784
Santander Bank Polska SA	38,344	1,528,636
Serinus Energy PLC (b)	9,219	11,573
TEN Square Games SA	1,714	33,905
		29,212,851
QATAR — 1.2%
Aamal Co.	735,696	195,553
Al Meera Consumer Goods Co. QSC	191,783	944,762
Alijarah Holding Co QPSC (b)	4,784,802	1,099,713
Baladna	341,370	155,605
Commercial Bank PQSC	1,565,116	3,024,723
Doha Bank QPSC	595,510	379,537
Estithmar Holding QPSC (b)	855,134	459,531
Ezdan Holding Group QSC (b)	548,897	188,404

See accompanying notes to financial statements.
109

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Gulf International Services QSC (b)	558,256	$ 285,432
Gulf Warehousing Co.	106,038	128,058
Industries Qatar QSC	1,203,877	5,586,743
Lesha Bank LLC (b)	1,393,501	466,828
Mannai Corp. QSC	446,627	916,740
Masraf Al Rayan QSC	4,824,707	5,458,308
Mazaya Real Estate Development QPSC (b)	2,850,900	644,276
Medicare Group	382,521	724,760
Mesaieed Petrochemical Holding Co.	3,707,707	2,392,562
Ooredoo QSC	1,312,087	3,206,583
Qatar Aluminium Manufacturing Co.	1,455,793	662,787
Qatar Electricity & Water Co. QSC	261,102	1,256,129
Qatar Fuel QSC	226,271	1,164,984
Qatar Gas Transport Co., Ltd.	1,024,064	1,152,924
Qatar Insurance Co. SAQ	1,452,654	937,389
Qatar International Islamic Bank QSC	471,867	1,412,329
Qatar Islamic Bank SAQ	993,494	6,738,327
Qatar National Bank QPSC	3,538,267	19,334,527
Qatar National Cement Co. QSC	148,699	188,234
Qatar Navigation QSC	235,679	653,630
Qatari Investors Group QSC	1,350,691	682,439
United Development Co. QSC	582,359	228,834
Vodafone Qatar QSC	2,551,569	1,083,195
Widam Food Co. (b)	138,096	104,660
		61,858,506
ROMANIA — 0.0% (a)
NEPI Rockcastle NV	248,271	1,119,758
RUSSIA — 0.0%
Gazprom PJSC ADR (b)(e)	4,907,694	—
HeadHunter Group PLC ADR (e)	3,200	—
LUKOIL PJSC (b)(e)	340,951	—
Magnit PJSC (e)	42,015	—
Mechel PJSC ADR (b)(e)	217,515	—
MMC Norilsk Nickel PJSC ADR (e)	615,616	—
Mobile TeleSystems PJSC ADR (e)	702,117	—
Novatek PJSC GDR (e)	92,440	—
Novolipetsk Steel PJSC GDR (e)	47,918	—
Novorossiysk Commercial Sea Port PJSC (e)	5,589,825	—
Rosneft Oil Co. PJSC GDR (e)	1,683,986	—
Security Description	Shares	Value
Rostelecom PJSC ADR (b)(c)(e)	5,355	$ —
Rostelecom PJSC (e)	781,704	—
Sberbank of Russia PJSC (b)(e)	8,602,924	—
Severstal PAO GDR (e)	486,985	—
Sistema PJSFC GDR (b)(e)	198,224	—
Surgutneftegas PJSC ADR (b)(e)	1,315,893	—
Tatneft PJSC ADR (e)(f)	291,793	—
TCS Group Holding PLC GDR (b)(e)	43,856	—
VK Co., Ltd. GDR (b)(e)	52,451	—
VTB Bank PJSC (b)(e)	5,954,520,000	—
X5 Retail Group NV GDR (e)	55,357	—
Yandex NV Class A (b)(e)	228,523	—
		—
SAUDI ARABIA — 4.7%
Abdul Mohsen Al-Hokair Tourism & Development Co. (b)	301,369	839,052
Abdullah Al Othaim Markets Co.	57,315	1,882,532
ACWA Power Co.	81,981	3,665,906
Advanced Petrochemical Co.	49,911	593,166
Al Hammadi Holding	218,320	2,606,242
Al Jouf Agricultural Development Co.	47,105	542,892
Al Khaleej Training & Education Co. (b)	278,284	1,069,582
Al Rajhi Bank (b)	1,421,986	30,771,217
Al Rajhi Co. for Co-operative Insurance (b)	11,647	291,408
Al Rajhi REIT	327,268	879,800
Aldrees Petroleum & Transport Services Co.	37,677	679,931
Al-Etihad Cooperative Insuarnce Co. (b)	286,431	1,053,627
Alinma Bank	386,003	3,724,410
Almarai Co. JSC	95,285	1,349,258
Alujain Corp.	56,872	741,743
Amana Cooperative Insurance Co. (b)	51,331	144,552
Arabian Cement Co.	42,220	400,062
Bank AlBilad (b)	298,610	3,775,346
Banque Saudi Fransi	337,627	3,774,377
Basic Chemical Industries, Ltd. (b)	222,806	2,134,952
Batic Investments & Logistic Co. (b)	275,742	1,779,075
Bawan Co.	277,757	2,606,051
Bupa Arabia for Cooperative Insurance Co.	24,428	1,094,936
Buruj Cooperative Insurance Co. (b)	140,007	646,932

See accompanying notes to financial statements.
110

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
City Cement Co.	79,527	$ 452,989
Co. for Cooperative Insurance (b)	29,909	640,850
Dallah Healthcare Co.	92,195	3,877,245
Dar Al Arkan Real Estate Development Co. (b)	230,225	974,335
Derayah REIT	316,792	927,525
Dr Sulaiman Al Habib Medical Services Group Co.	53,727	2,974,505
Dur Hospitality Co. (b)	155,148	863,080
Eastern Province Cement Co.	117,566	1,401,905
Elm Co.	10,433	879,738
Etihad Etisalat Co.	261,756	2,480,307
Fawaz Abdulaziz Al Hokair & Co. (b)	20,439	101,297
Fitaihi Holding Group	164,311	1,373,267
Gulf Insurance Group	133,868	865,136
Hail Cement Co.	104,704	352,265
Herfy Food Services Co. (b)	46,283	477,983
Jadwa REIT Saudi Fund	151,740	535,553
Jarir Marketing Co.	43,456	1,931,635
Jazan Energy & Development Co. (b)	126,754	454,789
Leejam Sports Co. JSC	61,937	1,274,349
Malath Cooperative Insurance Co. (b)	201,007	762,939
Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (b)	92,679	257,538
Methanol Chemicals Co. (b)	237,052	2,050,623
Middle East Healthcare Co. (b)	52,850	382,624
Mobile Telecommunications Co. (b)	539,792	1,646,531
Mouwasat Medical Services Co.	64,092	3,377,752
Musharaka Real Estate Income Fund REIT	259,671	639,328
Najran Cement Co.	95,198	321,803
Nama Chemicals Co. (b)	124,784	1,458,083
National Co. for Glass Industries	192,581	1,973,481
National Co. for Learning & Education	126,550	2,088,395
National Gas & Industrialization Co.	29,494	442,763
National Medical Care Co.	82,134	1,582,779
Qassim Cement Co.	72,031	1,483,950
Rabigh Refining & Petrochemical Co. (b)	60,293	220,181
Red Sea International Co. (b)	92,354	769,412
Riyad Bank	1,140,962	9,642,146
Riyad REIT Fund	139,453	414,981
SABIC Agri-Nutrients Co.	159,733	6,717,544
Security Description	Shares	Value
Sahara International Petrochemical Co.	172,150	$ 1,917,614
Saudi Advanced Industries Co.	150,468	1,329,661
Saudi Airlines Catering Co. (b)	9,168	174,234
Saudi Arabian Amiantit Co. (b)	35,576	324,796
Saudi Arabian Mining Co. (b)	585,706	10,850,449
Saudi Arabian Oil Co. (d)	1,400,969	13,368,309
Saudi Automotive Services Co.	326,683	2,699,895
Saudi Basic Industries Corp.	595,390	14,072,566
Saudi British Bank	101,294	1,055,539
Saudi Cement Co.	61,386	852,901
Saudi Ceramic Co.	193,875	2,020,284
Saudi Chemical Co. Holding	190,327	1,532,444
Saudi Co. For Hardware CJSC (b)	48,470	435,417
Saudi Electricity Co.	398,249	2,601,286
Saudi Industrial Investment Group	86,122	524,022
Saudi Industrial Services Co.	187,423	1,067,568
Saudi Kayan Petrochemical Co. (b)	230,942	844,595
Saudi National Bank	1,523,157	25,581,902
Saudi Pharmaceutical Industries & Medical Appliances Corp.	155,151	1,079,904
Saudi Printing & Packaging Co. (b)	110,367	488,823
Saudi Public Transport Co. (b)	286,735	1,160,067
Saudi Reinsurance Co. (b)	534,223	2,297,856
Saudi Research & Media Group (b)	31,180	1,578,503
Saudi Tadawul Group Holding Co.	11,947	640,438
Saudi Telecom Co.	1,244,832	13,038,099
Saudi Vitrified Clay Pipe Co., Ltd. (b)	40,132	516,471
Saudia Dairy & Foodstuff Co.	13,365	690,128
Savola Group	111,847	843,988
Southern Province Cement Co.	78,896	1,142,386
Tabuk Cement Co.	180,263	755,214
Takween Advanced Industries Co. (b)	427,051	1,261,716
Umm Al-Qura Cement Co.	342,883	1,883,712
United Electronics Co.	54,467	1,594,722
United International Transportation Co.	86,985	1,018,722

See accompanying notes to financial statements.
111

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Walaa Cooperative Insurance Co. (b)	81,704	$ 322,728
Yamama Cement Co. (b)	85,112	651,310
Yanbu Cement Co.	106,317	1,058,359
Yanbu National Petrochemical Co.	113,327	1,396,604
		240,791,887
SINGAPORE — 0.0% (a)
Aslan Pharmaceuticals, Ltd. ADR (b)(c)	38,083	22,846
Grindrod Shipping Holdings, Ltd. (c)	23,495	545,134
Guan Chong Bhd	3,118,200	1,472,689
Riverstone Holdings, Ltd.	526,100	210,821
		2,251,490
SOUTH AFRICA — 3.4%
Absa Group, Ltd.	569,979	5,601,635
Adcock Ingram Holdings, Ltd.	168,371	426,724
Adcorp Holdings, Ltd.	640,776	188,605
African Rainbow Minerals, Ltd. (c)	175,676	2,390,112
Alexander Forbes Group Holdings, Ltd.	740,447	192,399
Altron, Ltd. Class A	185,360	89,625
Anglo American Platinum, Ltd.	48,037	3,443,269
ArcelorMittal South Africa, Ltd. (b)	246,833	60,979
Ascendis Health, Ltd. (b)	125,137	5,152
Aspen Pharmacare Holdings, Ltd. (c)	340,950	2,547,379
Astral Foods, Ltd.	23,997	257,935
Aveng, Ltd. (b)(c)	3,786	3,107
Barloworld, Ltd.	272,606	1,399,547
Bid Corp., Ltd.	196,629	3,050,444
Bidvest Group, Ltd.	374,922	4,099,996
Blue Label Telecoms, Ltd. (b)	1,660,270	515,471
Capitec Bank Holdings, Ltd.	55,549	4,799,978
Clicks Group, Ltd.	78,639	1,249,035
Coronation Fund Managers, Ltd.	857,082	1,432,563
Curro Holdings, Ltd. (c)	200,499	96,498
Discovery, Ltd. (b)(c)	455,235	2,657,828
EOH Holdings, Ltd. (b)	155,255	39,737
FirstRand, Ltd.	4,668,589	15,778,000
Foschini Group, Ltd.	336,631	2,203,250
Gold Fields, Ltd.	798,404	6,550,267
Grindrod, Ltd.	1,575,622	795,153
Group Five, Ltd. (e)	219,472	—
Growthpoint Properties, Ltd. REIT	1,341,287	879,887
Harmony Gold Mining Co., Ltd.	382,111	908,264
Security Description	Shares	Value
Impala Platinum Holdings, Ltd. (c)	678,148	$ 6,402,079
Investec, Ltd.	302,515	1,205,852
Invicta Holdings, Ltd. (c)	178,675	248,540
Kumba Iron Ore, Ltd.	67,539	1,457,429
Lesaka Technologies, Inc. (b)(c)	51,066	179,752
Lewis Group, Ltd.	144,477	369,784
Life Healthcare Group Holdings, Ltd.	202,559	194,416
Massmart Holdings, Ltd. (b)	270,809	909,954
Momentum Metropolitan Holdings	1,890,215	1,765,848
Motus Holdings, Ltd. (c)	205,875	1,314,690
Mr. Price Group, Ltd.	254,921	2,450,844
MTN Group, Ltd.	807,716	5,387,620
MultiChoice Group	460,605	2,963,659
Murray & Roberts Holdings, Ltd. (b)	553,954	189,865
Naspers, Ltd. Class N	173,987	21,910,310
Nedbank Group, Ltd.	437,918	4,866,866
Netcare, Ltd.	2,240,171	1,710,121
Ninety One, Ltd.	198,820	386,965
Northam Platinum Holdings, Ltd. (b)	73,324	639,833
Old Mutual, Ltd. (c)	2,698,245	1,468,374
PPC, Ltd. (b)	1,618,072	205,269
Rand Merchant Investment Holdings, Ltd.	975,607	1,589,416
Redefine Properties, Ltd. REIT	790,686	156,180
Remgro, Ltd.	662,172	4,890,991
Sanlam, Ltd.	1,477,975	4,242,522
Sappi, Ltd. (b)(c)	481,852	1,180,199
Sasol, Ltd.	469,279	7,460,942
Shoprite Holdings, Ltd. (c)	469,814	5,672,274
Sibanye Stillwater, Ltd.	2,255,525	5,272,200
Standard Bank Group, Ltd.	1,216,458	9,746,555
Steinhoff International Holdings NV (b)(c)	2,867,852	280,841
Sun International, Ltd.	524,808	817,909
Telkom SA SOC, Ltd. (b)	446,906	1,153,787
Thungela Resources, Ltd. (c)	74,825	1,387,213
Tiger Brands, Ltd.	200,680	1,891,958
Truworths International, Ltd. (c)	543,793	1,508,309
Vodacom Group, Ltd.	597,682	4,059,815
Wilson Bayly Holmes-Ovcon, Ltd. (b)	155,997	745,244
Woolworths Holdings, Ltd.	1,129,950	3,839,535
		173,786,799
SWITZERLAND — 0.0% (a)
Mediclinic International PLC	207,710	1,136,988

See accompanying notes to financial statements.
112

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
TAIWAN — 14.6%
Ability Opto-Electronics Technology Co., Ltd. (b)	46,000	$ 91,278
Accton Technology Corp.	291,000	2,497,638
Acer, Inc.	4,857,701	3,350,772
ADATA Technology Co., Ltd.	123,000	201,068
Adimmune Corp. (b)	546,505	590,416
Advanced Ceramic X Corp.	4,000	19,402
Advanced Energy Solution Holding Co., Ltd.	20,000	401,902
Advanced Power Electronics Corp.	28,000	93,042
Advanced Wireless Semiconductor Co.	13,688	26,256
Advancetek Enterprise Co., Ltd.	3,849,946	3,534,786
Advantech Co., Ltd.	98,048	906,394
AGV Products Corp.	8,148,415	2,381,722
Airmate Cayman International Co., Ltd. (b)	11,667	6,431
Alchip Technologies, Ltd.	49,000	1,338,089
Alcor Micro Corp.	88,000	87,587
Amazing Microelectronic Corp.	54,000	148,313
Andes Technology Corp.	9,000	111,830
Anpec Electronics Corp.	38,000	132,256
AP Memory Technology Corp.	74,000	356,610
APCB, Inc.	1,625,000	821,483
Applied BioCode Corp. (b)	37,000	32,107
Arcadyan Technology Corp.	37,169	111,569
ASE Technology Holding Co., Ltd.	3,795,805	9,576,490
ASIX Electronics Corp.	21,000	60,852
ASMedia Technology, Inc.	19,000	397,367
ASPEED Technology, Inc.	21,200	1,188,573
Asustek Computer, Inc.	869,814	6,410,800
Auden Techno Corp.	24,000	105,830
Audix Corp.	1,242,657	1,957,002
AUO Corp. ADR	1,028,011	6,640,951
Bank of Kaohsiung Co., Ltd.	3,582,509	1,433,049
Basso Industry Corp.	2,997,905	3,838,383
Biostar Microtech International Corp.	1,903,384	734,400
Bizlink Holding, Inc.	29,000	256,213
C Sun Manufacturing, Ltd.	1,697,139	2,432,197
Career Technology MFG. Co., Ltd. (b)	102,958	91,611
Carnival Industrial Corp.	1,482,984	483,445
Catcher Technology Co., Ltd.	1,116,644	6,066,997
Cathay Financial Holding Co., Ltd.	8,283,136	10,422,731
Cathay No. 1 REIT	1,596,000	904,847
Center Laboratories, Inc.	1,351,478	1,958,109
Chailease Holding Co., Ltd.	1,516,708	8,718,360
Security Description	Shares	Value
Champion Building Materials Co., Ltd.	1,624,000	$ 431,205
Chang Hwa Commercial Bank, Ltd.	10,962,076	5,921,434
Chang Wah Electromaterials, Inc.	74,310	73,493
Charoen Pokphand Enterprise	1,185,329	2,968,083
Chen Full International Co., Ltd. (b)	12,000	14,363
Cheng Loong Corp.	1,556,000	1,303,650
Cheng Shin Rubber Industry Co., Ltd.	485,850	546,312
Chieftek Precision Co., Ltd.	37,510	82,584
China Airlines, Ltd.	2,871,761	1,777,382
China Chemical & Pharmaceutical Co., Ltd.	3,179,000	2,142,764
China Development Financial Holding Corp.	18,342,968	6,932,994
China Steel Chemical Corp.	1,462,595	4,906,182
China Steel Corp.	11,604,298	9,758,882
Chinese Maritime Transport, Ltd.	58,000	59,737
Chipbond Technology Corp.	66,000	104,980
CHO Pharma, Inc. (b)	45,547	225,949
Chong Hong Construction Co., Ltd.	7,717	17,792
Chroma ATE, Inc.	110,000	623,642
Chun Yuan Steel Industry Co., Ltd.	187,000	86,582
Chung Hung Steel Corp.	390,000	259,803
Chung Hwa Pulp Corp.	2,531,589	1,263,841
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	457,169	776,132
Chunghwa Telecom Co., Ltd.	3,230,561	11,599,860
CMC Magnetics Corp. (b)	1,498,656	340,335
Compal Electronics, Inc.	7,469,774	5,105,487
Concraft Holding Co., Ltd. (b)	15,650	5,940
Coxon Precise Industrial Co., Ltd. (b)	10,000	3,890
CTBC Financial Holding Co., Ltd.	20,945,875	13,095,708
Cub Elecparts, Inc.	3,000	15,780
Da-Li Development Co., Ltd.	1,970,000	1,638,099
Darfon Electronics Corp.	76,000	94,315
Delta Electronics, Inc.	1,633,463	13,016,666
Dimerco Express Corp.	491,775	954,151
E Ink Holdings, Inc.	572,000	3,819,459
E.Sun Financial Holding Co., Ltd.	7,708,040	6,251,599
Eclat Textile Co., Ltd.	71,854	887,170
Egis Technology, Inc.	43,000	88,982
EirGenix, Inc. (b)	131,485	445,199
Elan Microelectronics Corp.	9,400	24,633

See accompanying notes to financial statements.
113

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Elite Advanced Laser Corp.	12,672	$ 16,205
Elite Material Co., Ltd.	13,000	65,514
Elite Semiconductor Microelectronics Technology, Inc.	540,175	1,085,488
eMemory Technology, Inc.	40,000	1,442,565
Energenesis Biomedical Co., Ltd. (b)	16,441	20,299
ENNOSTAR, Inc.	564,590	737,102
Episil Technologies, Inc.	146,978	439,791
Episil-Precision, Inc.	67,580	154,747
Etron Technology, Inc.	233,384	250,666
Eva Airways Corp.	1,788,110	1,588,230
Evergreen International Storage & Transport Corp.	127,000	126,204
Evergreen Marine Corp. Taiwan, Ltd. (b)	822,400	3,781,864
Excelliance Mos Corp.	35,000	111,893
Excelsior Medical Co., Ltd.	81,740	164,772
Far Eastern New Century Corp.	7,200,216	7,336,514
Faraday Technology Corp.	109,000	460,046
Feng TAY Enterprise Co., Ltd.	152,985	761,335
First Financial Holding Co., Ltd.	3,974,965	3,255,192
First Steamship Co., Ltd. (b)	208,000	53,983
FIT Hon Teng, Ltd. (b)(d)	69,000	8,175
Fitipower Integrated Technology, Inc.	65,332	191,784
Flytech Technology Co., Ltd.	8,854	19,214
FocalTech Systems Co., Ltd.	137,000	263,221
Formosa Chemicals & Fibre Corp.	4,816,243	10,482,295
Formosa Petrochemical Corp.	549,000	1,433,497
Formosa Plastics Corp.	4,168,922	11,371,339
Founding Construction & Development Co., Ltd.	3,779,059	2,071,109
Foxconn Technology Co., Ltd.	1,692,223	2,443,807
Froch Enterprise Co., Ltd.	117,000	86,970
Fubon Financial Holding Co., Ltd.	7,355,839	11,561,195
Fullerton Technology Co., Ltd.	1,462,000	821,969
Fwusow Industry Co., Ltd.	1,678,830	1,033,769
General Interface Solution Holding, Ltd.	38,000	91,682
GeneReach Biotechnology Corp.	19,251	32,197
Genesys Logic, Inc.	64,000	177,593
Genius Electronic Optical Co., Ltd.	22,665	246,646
Security Description	Shares	Value
Giant Manufacturing Co., Ltd.	84,302	$ 545,657
Gigastorage Corp. (b)	170,894	96,350
Global Unichip Corp.	36,000	667,864
Globalwafers Co., Ltd.	133,000	1,535,308
Golden Biotechnology Corp. (b)	84,630	163,668
Gongwin Biopharm Holdings Co., Ltd. (b)	4,621	59,675
Grape King Bio, Ltd.	73,664	310,907
Great Wall Enterprise Co., Ltd.	1,729,216	2,423,702
Hai Kwang Enterprise Corp.	78,000	46,556
HannStar Display Corp.	1,701,500	616,311
Himax Technologies, Inc. ADR (c)	94,871	459,176
Hiwin Technologies Corp.	64,488	359,519
Hocheng Corp.	4,446,767	1,414,607
Holy Stone Enterprise Co., Ltd.	57,000	156,014
Hon Hai Precision Industry Co., Ltd.	10,132,067	32,551,288
Hong TAI Electric Industrial	3,101,000	1,445,551
Hota Industrial Manufacturing Co., Ltd.	10,279	29,624
Hotai Motor Co., Ltd.	164,433	2,962,477
Hsin Kuang Steel Co., Ltd.	63,000	67,467
HTC Corp. (b)	1,015,439	1,752,687
HUA ENG Wire & Cable Co., Ltd.	301,000	119,456
Hua Nan Financial Holdings Co., Ltd.	14,233,479	9,974,957
Hung Sheng Construction, Ltd.	1,291,032	1,002,360
Ibase Technology, Inc.	977,222	2,053,000
Innolux Corp. (b)	7,072,820	2,327,978
International Games System Co., Ltd.	36,000	408,202
Iron Force Industrial Co., Ltd.	6,000	15,005
Janfusun Fancyworld Corp. (b)	724,112	68,878
Jentech Precision Industrial Co., Ltd.	38,099	457,802
JMicron Technology Corp. (b)	20,958	47,528
Kaimei Electronic Corp. (b)	48,300	76,674
KEE TAI Properties Co., Ltd.	1,623,000	697,784
Kenda Rubber Industrial Co., Ltd.	4,956	4,987
Kerry TJ Logistics Co., Ltd.	1,453,373	1,728,081
Kindom Development Co., Ltd.	1,691,900	1,348,234
Kinsus Interconnect Technology Corp.	133,000	389,587
Kung Long Batteries Industrial Co., Ltd.	9,000	39,119

See accompanying notes to financial statements.
114

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Kuo Yang Construction Co., Ltd. (b)	1,070,734	$ 607,049
Kwong Fong Industries Corp.	55,776	18,798
Land Mark Optoelectronics Corp.	14,600	65,530
Largan Precision Co., Ltd.	49,000	2,585,121
Laser Tek Taiwan Co., Ltd. (b)	89,000	71,623
Leadtrend Technology Corp.	23,540	38,036
Leatec Fine Ceramics Co., Ltd. (b)	139,000	59,761
Leofoo Development Co., Ltd. (b)	1,622,154	850,700
Li Cheng Enterprise Co., Ltd. (b)	11,362	8,732
Lin BioScience, Inc. (b)	30,130	207,832
Lite-On Technology Corp.	2,962,014	5,952,203
Long Bon International Co., Ltd. (b)	9,020	4,688
Longchen Paper & Packaging Co., Ltd.	3,398,860	1,568,342
Lotes Co., Ltd.	31,000	745,976
Lotus Pharmaceutical Co., Ltd. (b)	27,000	138,193
M31 Technology Corp.	23,000	261,882
Machvision, Inc.	15,597	61,407
Macroblock, Inc.	30,000	89,294
Macronix International Co., Ltd.	520,221	510,406
Makalot Industrial Co., Ltd.	4,671	26,997
MediaTek, Inc.	1,359,023	23,585,677
Medigen Biotechnology Corp. (b)	114,248	121,269
Medigen Vaccine Biologics Corp. (b)	161,886	406,385
Mega Financial Holding Co., Ltd.	9,997,041	9,808,429
Merida Industry Co., Ltd.	19,100	108,588
Merry Electronics Co., Ltd.	13,860	37,194
Microbio Co., Ltd.	192,580	402,156
Micro-Star International Co., Ltd.	125,000	423,242
momo.com, Inc.	55,720	937,178
Mosel Vitelic, Inc.	759	825
Motech Industries, Inc.	130,796	107,730
MPI Corp.	52,000	135,450
Namchow Holdings Co., Ltd.	1,618,000	2,272,916
Nan Ya Plastics Corp.	5,843,719	12,313,610
Nan Ya Printed Circuit Board Corp.	95,000	565,530
Nantex Industry Co., Ltd.	64,000	72,166
Nanya Technology Corp.	1,139,982	1,757,602
National Petroleum Co., Ltd.	1,521,241	2,381,356
Security Description	Shares	Value
New Era Electronics Co., Ltd. (b)	70,000	$ 35,718
Newmax Technology Co., Ltd. (b)	75,654	64,099
Nexcom International Co., Ltd.	1,636,638	1,435,647
Novatek Microelectronics Corp.	562,904	3,882,830
Nuvoton Technology Corp.	113,000	384,390
OBI Pharma, Inc. (b)	55,271	124,472
Oneness Biotech Co., Ltd. (b)	137,000	1,089,562
Pacific Hospital Supply Co., Ltd.	74,782	159,697
Pan Jit International, Inc.	136,900	245,781
PChome Online, Inc.	3,519	5,370
Pegatron Corp.	1,620,686	2,986,240
PharmaEngine, Inc.	13,000	48,316
PharmaEssentia Corp. (b)	171,000	2,604,129
Pharmally International Holding Co., Ltd. (b)(e)	23,076	—
Phihong Technology Co., Ltd. (b)	84,000	93,924
Phytohealth Corp. (b)	10,540	5,942
Pihsiang Machinery Manufacturing Co., Ltd. (e)	51,000	—
Polaris Group/Tw (b)	262,569	1,058,579
Pou Chen Corp.	6,198,214	5,563,926
Powerchip Semiconductor Manufacturing Corp.	1,558,519	1,399,030
Powertech Technology, Inc.	1,632,285	3,963,878
Poya International Co., Ltd.	16,000	198,305
President Chain Store Corp.	194,000	1,726,196
Princeton Technology Corp. (b)	130,000	121,201
Prolific Technology, Inc. (b)	126,000	80,166
Promate Electronic Co., Ltd.	1,622,000	1,839,176
Promos Technologies, Inc. (e)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	58,962
Quanta Computer, Inc.	3,454,975	8,379,258
Quintain Steel Co., Ltd.	121,900	48,762
Radiant Opto-Electronics Corp.	51,000	161,438
RDC Semiconductor Co., Ltd. (b)	42,000	385,618
Realtek Semiconductor Corp.	287,000	2,440,707
Ritek Corp. (b)	173,938	41,363
Ruentex Development Co., Ltd.	309,000	500,255
Sampo Corp.	2,859,479	2,355,204
SDI Corp.	83,000	277,111

See accompanying notes to financial statements.
115

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Senhwa Biosciences, Inc. (b)	54,000	$ 85,042
Sensortek Technology Corp.	4,000	28,536
Sesoda Corp.	856,174	1,121,826
Shanghai Commercial & Savings Bank, Ltd.	1,918,000	2,972,238
Shih Wei Navigation Co., Ltd.	925,743	712,917
Shin Kong Financial Holding Co., Ltd.	8,697,341	2,249,053
Silicon Motion Technology Corp. ADR	22,883	1,491,743
Simplo Technology Co., Ltd.	3,000	24,946
Sinbon Electronics Co., Ltd.	131,710	1,099,346
Sincere Navigation Corp.	176,000	100,891
Sino-American Silicon Products, Inc.	191,000	788,088
Sinon Corp.	1,987,000	2,422,026
SinoPac Financial Holdings Co., Ltd.	17,540,503	9,557,803
Sinphar Pharmaceutical Co., Ltd. (b)	984,471	902,331
Sitronix Technology Corp.	46,000	238,338
Solar Applied Materials Technology Corp.	1,648,736	1,552,717
Stark Technology, Inc.	1,396,747	3,598,662
Supreme Electronics Co., Ltd.	4,346,951	4,661,995
T3EX Global Holdings Corp.	36,000	71,889
TA Chen Stainless Pipe	1,253,562	1,492,477
Ta Ya Electric Wire & Cable	3,868,092	2,217,370
TA-I Technology Co., Ltd.	60,000	75,687
TaiMed Biologics, Inc. (b)	80,000	161,013
Taimide Tech, Inc.	61,950	64,879
Tainan Enterprises Co., Ltd. (b)	1,329,589	804,060
Tainan Spinning Co., Ltd.	127,000	66,202
Tainergy Tech Co., Ltd. (b)	85,000	67,601
Taishin Financial Holding Co., Ltd.	15,980,237	6,895,627
Taisun Enterprise Co., Ltd.	3,124,000	3,498,006
Taiwan Cement Corp.	7,091,662	7,549,787
Taiwan Chinsan Electronic Industrial Co., Ltd.	82,382	93,283
Taiwan Cogeneration Corp.	1,559,000	1,686,719
Taiwan Cooperative Financial Holding Co., Ltd.	3,766,848	3,114,421
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	43,575
Taiwan FU Hsing Industrial Co., Ltd.	1,536,000	2,005,329
Taiwan Glass Industry Corp.	314,000	172,582
Taiwan IC Packaging Corp.	112,000	37,041
Security Description	Shares	Value
Taiwan Land Development Corp. (e)	3,962,750	$ —
Taiwan Mask Corp.	65,000	113,011
Taiwan Mobile Co., Ltd.	499,000	1,502,548
Taiwan Navigation Co., Ltd.	190,000	147,816
Taiwan Paiho, Ltd.	1,459,433	2,712,103
Taiwan Sakura Corp.	1,646,726	3,236,502
Taiwan Semiconductor Co., Ltd.	82,000	214,369
Taiwan Semiconductor Manufacturing Co., Ltd.	14,517,182	192,958,859
Taiwan Surface Mounting Technology Corp.	62,000	162,084
Taiwan TEA Corp. (b)	3,183,913	2,095,933
Taiwan Union Technology Corp.	260,612	367,741
Taiyen Biotech Co., Ltd.	1,612,500	1,625,248
Tanvex BioPharma, Inc. (b)	145,150	226,304
TCI Co., Ltd.	28,724	112,638
Tong Hsing Electronic Industries, Ltd. (b)	12,000	62,742
TPK Holding Co., Ltd.	8,000	7,950
Transasia Airways Corp. (e)	361,784	—
Tripod Technology Corp.	1,444,923	4,250,710
TrueLight Corp. (b)	9,100	6,478
TSEC Corp. (b)	25,241	28,859
Tul Corp.	48,000	78,314
Tung Thih Electronic Co., Ltd.	23,000	128,949
Tycoons Group Enterprise (b)	218,000	54,725
U-Ming Marine Transport Corp.	259,000	297,757
Unimicron Technology Corp.	982,000	3,634,288
Uni-President Enterprises Corp.	3,470,993	7,357,644
United Microelectronics Corp. ADR (b)(c)	2,129,941	11,863,771
United Renewable Energy Co., Ltd. (b)	120,544	81,821
Unity Opto Technology Co., Ltd. (e)	12,759	—
UPI Semiconductor Corp.	18,156	138,676
Vanguard International Semiconductor Corp.	524,000	1,072,790
Ve Wong Corp.	1,312,340	1,279,313
VIA Labs, Inc.	8,000	44,852
Via Technologies, Inc.	91,000	226,432
VisEra Technologies Co., Ltd.	14,474	111,237
Visual Photonics Epitaxy Co., Ltd.	310,151	552,917
Voltronic Power Technology Corp.	45,000	1,991,401
Wafer Works Corp.	226,106	280,950
Walsin Lihwa Corp.	1,412,327	1,801,608
Walsin Technology Corp.	100,000	234,653

See accompanying notes to financial statements.
116

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Wan Hai Lines, Ltd.	811,450	$ 1,707,293
WEI Chih Steel Industrial Co., Ltd.	76,000	54,578
Wei Chuan Foods Corp.	1,546,000	954,411
Wei Mon Industry Co., Ltd. (e)	240,450	—
Weikeng Industrial Co., Ltd.	1,693,199	1,359,935
Weltrend Semiconductor	54,000	69,139
Win Semiconductors Corp.	161,000	626,272
Winbond Electronics Corp.	1,572,670	978,306
WinWay Technology Co., Ltd.	5,025	59,352
Wisdom Marine Lines Co., Ltd.	279,000	454,323
Wistron Corp.	4,851,476	4,057,031
Wiwynn Corp.	28,733	731,244
XinTec, Inc.	36,000	108,854
Yageo Corp. (b)	242,101	2,051,251
Yang Ming Marine Transport Corp.	1,416,000	2,742,890
Yieh Phui Enterprise Co., Ltd.	1,107,750	469,282
Yieh United Steel Corp. (b)	359,384	88,858
Young Optics, Inc. (b)	43,000	117,424
Yuanta Financial Holding Co., Ltd.	4,910,362	3,023,641
Yulon Finance Corp.	15,689	70,912
Zeng Hsing Industrial Co., Ltd.	70,350	276,977
Zenitron Corp.	3,258,000	2,678,314
Zhen Ding Technology Holding, Ltd.	39,000	130,209
		751,872,789
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	382,767	5,317,315
THAILAND — 2.4%
Advanced Info Service PCL (c)	1,658,822	8,575,564
Airports of Thailand PCL (b)	4,311,200	8,286,373
Asiasoft Corp. PCL	363,600	164,835
Asset World Corp. PCL	550,900	84,709
B Grimm Power PCL	285,100	255,093
Bangkok Commercial Asset Management PCL	178,486	76,656
Bangkok Dusit Medical Services PCL Class F	1,296,300	1,013,808
Bangkok Expressway & Metro PCL	29,482,239	7,190,790
Bangkok Land PCL	17,617,900	457,729
Bank of Ayudhya PCL	635,200	530,456
Banpu PCL (c)	8,788,598	2,865,847
Beauty Community PCL (b)	1,309,600	46,176
BEC World PCL	652,600	179,932
Berli Jucker PCL	106,200	92,207
Beyond Securities PCL (b)	1,408,800	511,680
BTS Group Holdings PCL	814,500	179,224
Security Description	Shares	Value
Bumrungrad Hospital PCL	164,300	$ 988,762
Cal-Comp Electronics Thailand PCL Class F	1,587,150	90,887
Central Pattana PCL	1,302,400	2,252,959
Central Plaza Hotel PCL (b)	975,500	1,267,219
Central Retail Corp. PCL	1,284,300	1,344,906
CH Karnchang PCL (c)	163,048	93,800
Charoen Pokphand Foods PCL	488,700	323,900
CP ALL PCL	4,476,300	6,675,288
CPN Retail Growth Leasehold REIT	312,000	153,849
Delta Electronics Thailand PCL	341,900	5,927,959
Ditto Thailand PCL	162,900	297,988
Electricity Generating PCL (c)	847,073	3,705,383
Energy Absolute PCL	1,839,100	4,302,772
Forth Corp. PCL	313,600	421,930
Forth Smart Service PCL	454,300	243,289
Global Power Synergy PCL Class F	219,300	370,636
Gulf Energy Development PCL (c)	3,116,920	4,338,237
Hana Microelectronics PCL (c)	154,100	150,137
Indorama Ventures PCL	775,100	801,402
IRPC PCL (c)	20,425,958	1,689,528
Jasmine International PCL (b)(c)	6,763,641	469,797
Jasmine Technology Solution PCL (b)	187,500	320,619
JMT Network Services PCL Class F	26,600	48,130
Kasikornbank PCL	1,462,800	5,584,390
KCE Electronics PCL	43,900	50,336
Krung Thai Bank PCL	1,136,700	503,258
Land & Houses PCL (c)	1,779,200	419,801
Lotus's Retail Growth Freehold & Leasehold Property Fund	2,124,466	749,083
Minor International PCL (b)	859,918	604,131
Muangthai Capital PCL	294,100	282,638
Nex Point Parts PCL (b)	384,600	180,472
Precious Shipping PCL	537,400	199,459
Pruksa Holding PCL	652,100	207,455
PSG Corp. PCL (b)	10,661,800	443,771
PTT Exploration & Production PCL	1,968,172	8,374,645
PTT Global Chemical PCL	659,700	725,810
PTT PCL	9,388,060	8,462,196
Quality Houses PCL	6,035,983	342,444
Ramkhamhaeng Hospital PCL Class F	292,700	420,970
Regional Container Lines PCL (c)	123,400	94,873
Sabuy Technology PCL	465,100	161,527

See accompanying notes to financial statements.
117

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sansiri PCL (c)	6,272,333	$ 191,230
SCB X PCL	1,635,714	4,509,922
Seven Utilities and Power PLC (b)	2,492,700	56,172
Siam Cement PCL	714,050	6,171,270
Siam Makro PCL (c)	51,700	46,259
Singer Thailand PCL	157,500	161,801
Sri Trang Agro-Industry PCL	471,900	243,957
Sri Trang Gloves Thailand PCL	1,235,900	373,522
Srisawad Corp. PCL	338,300	385,655
Tata Steel Thailand PCL	2,372,900	64,795
Thai Airways International PCL (b)(e)	1,250,900	55,050
Thai Beverage PCL	9,833,300	4,111,771
Thai Oil PCL (b)	2,191,742	2,977,910
Thaicom PCL	978,400	298,293
Tisco Financial Group PCL (c)	2,120,018	5,212,929
TMBThanachart Bank PCL	95,737,749	3,071,121
Total Access Communication PCL	152,000	183,351
True Corp. PCL (c)	11,728,110	1,570,174
TTCL PCL (b)	165,100	20,047
U City PCL Class F (b)	2,113,750	76,212
VGI PCL	347,280	36,827
Xspring Capital PCL (b)(c)	4,000,000	160,127
		124,576,110
TURKEY — 0.7%
Akbank T.A.S.	3,108,357	1,892,998
Anadolu Efes Biracilik Ve Malt Sanayii A/S	543,741	1,174,974
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	15,070	164,613
Aselsan Elektronik Sanayi Ve Ticaret A/S	301,415	476,385
Aydem Yenilenebilir Enerji A/S Class A (b)	156,152	124,157
Bera Holding A/S	404,102	433,998
BIM Birlesik Magazalar A/S	320,705	2,001,541
Biotrend Cevre VE Enerji Yatirimlari A/S (b)	267,119	181,552
Can2 Termik A/S (b)	62,677	439,518
Coca-Cola Icecek A/S	11,410	82,843
D-MARKET Elektronik Hizmetler ve Ticaret A/S ADR (b)(c)	368,199	354,649
Dogan Sirketler Grubu Holding A/S	3,704,396	961,143
EGE Endustri VE Ticaret A/S	166	20,205
Enka Insaat ve Sanayi A/S	421,385	384,369
Eregli Demir ve Celik Fabrikalari TAS	1,862,633	2,911,730
Security Description	Shares	Value
Esenboga Elektrik Uretim A/S	23,910	$ 58,735
Ford Otomotiv Sanayi A/S	107,711	1,899,911
Gubre Fabrikalari TAS (b)	42,046	288,041
Haci Omer Sabanci Holding A/S	1,354,100	1,883,038
Is Gayrimenkul Yatirim Ortakligi A/S REIT (b)	297,379	98,172
Isbir Holding A/S	33,700	90,237
Izmir Demir Celik Sanayi A/S (b)	365,865	60,785
Kizilbuk Gayrimenkul Yatirim Ortakligi A/S (b)	97,087	100,708
KOC Holding A/S	1,762,925	4,317,328
Logo Yazilim Sanayi Ve Ticaret A/S	53,263	130,151
Migros Ticaret A/S (b)	21,193	115,691
MLP Saglik Hizmetleri A/S (b)(d)	88,738	235,696
Nuh Cimento Sanayi A/S	9,314	33,712
Otokar Otomotiv Ve Savunma Sanayi A/S	1,386	42,151
Oyak Yatirim Menkul Degerler A/S	142,857	279,881
Penta Teknoloji Urunleri Dagitim Ticaret A/S (b)	9,857	211,140
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret A/S (b)	92,035	36,589
Sasa Polyester Sanayi A/S (b)	65,359	240,445
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	110,888	137,455
Sinpas Gayrimenkul Yatirim Ortakligi A/S REIT (b)	398,977	93,188
Sok Marketler Ticaret AS (b)	18,778	20,947
Tofas Turk Otomobil Fabrikasi A/S	15,365	75,837
Turk Hava Yollari AO (b)	666,693	2,538,961
Turk Telekomunikasyon A/S	27,202	15,891
Turkcell Iletisim Hizmetleri A/S	1,167,091	1,247,768
Turkiye Garanti Bankasi A/S	600,055	628,911
Turkiye Halk Bankasi A/S (b)	259,966	97,881
Turkiye Is Bankasi A/S Class C	4,857,166	1,970,272
Turkiye Petrol Rafinerileri AS (b)	155,037	2,421,917
Turkiye Sigorta A/S	192,726	64,455
Turkiye Sinai Kalkinma Bankasi A/S (b)	570,455	75,390
Turkiye Vakiflar Bankasi TAO Class D (b)	443,107	165,641
Ulker Biskuvi Sanayi A/S (b)	700,831	774,228

See accompanying notes to financial statements.
118

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Yapi ve Kredi Bankasi A/S	3,144,359	$ 1,199,159
		33,254,987
UNITED ARAB EMIRATES — 1.6%
Abu Dhabi Commercial Bank PJSC	2,787,151	6,844,476
Abu Dhabi Islamic Bank PJSC	722,551	1,780,288
Abu Dhabi National Oil Co. for Distribution PJSC	1,970,847	2,382,369
Abu Dhabi Ports Co. PJSC (b)	459,446	644,191
ADNOC Drilling Co. PJSC	1,178,483	1,087,668
Agthia Group PJSC	83,921	108,298
Air Arabia PJSC	5,282,879	3,006,008
Ajman Bank PJSC (b)	2,070,297	392,297
AL Seer Marine Supplies & Equipment Co. LLC (b)	81,140	203,234
Al Waha Capital PJSC	1,023,192	392,780
Aldar Properties PJSC	4,431,999	5,079,897
Apex Investment Co. PSC (b)	337,505	420,842
Arabtec Holding PJSC (b)(e)	504,845	—
Bank of Sharjah (b)	1,351,495	195,013
Depa, Ltd. (b)	1,587,531	121,019
Deyaar Development PJSC (b)	2,591,628	319,627
Dubai Electricity & Water Authority PJSC	1,531,697	1,042,524
Dubai Financial Market PJSC	2,150,813	872,493
Dubai Investments PJSC	1,824,547	1,157,402
Dubai Islamic Bank PJSC	244,052	397,335
Emaar Properties PJSC	4,256,884	6,710,325
Emirates NBD Bank PJSC	1,529,011	5,349,176
Emirates Telecommunications Group Co. PJSC	2,473,810	15,733,029
Eshraq Investments PJSC (b)	3,248,955	437,847
Fertiglobe PLC	853,775	1,331,899
First Abu Dhabi Bank PJSC	3,480,325	16,922,885
Ghitha Holding PJSC (b)	29,552	591,354
Gulf General Investment Co. (b)(e)	638,957	—
Gulf Pharmaceutical Industries PSC (b)	78,696	25,710
Invest bank PSC (b)(e)	76,929	4,712
Multiply Group (b)	1,101,533	920,681
National Central Cooling Co. PJSC	2,511,780	1,928,430
National Marine Dredging Co. (b)	168,177	1,126,354
Network International Holdings PLC (b)(d)	212,088	717,364
Orascom Construction PLC (f)	5,522	20,349
Security Description	Shares	Value
Orascom Construction PLC (f)	29,002	$ 99,429
Q Holding PJSC (b)	1,595,537	1,828,783
RAK Properties PJSC (b)	4,106,656	844,128
Ras Al Khaimah Ceramics	252,675	202,247
SHUAA Capital PSC (b)	5,551,253	559,198
Union Properties PJSC (b)	2,128,193	144,852
		81,946,513
UNITED STATES — 0.2%
CBAK Energy Technology, Inc. (b)(c)	134,201	154,331
HUUUGE, Inc. (b)(d)	65,538	303,340
Ideanomics, Inc. (b)(c)	669,525	184,119
IntelliEPI, Inc.	256,000	502,340
JBS SA	622,569	2,891,360
JS Global Lifestyle Co., Ltd. (d)	751,000	726,135
Legend Biotech Corp. ADR (b)	74,286	3,030,869
Newegg Commerce, Inc. (b)(c)	106,847	250,022
Parade Technologies, Ltd.	41,000	764,497
Seanergy Maritime Holdings Corp. (c)	101,666	48,068
Titan Cement International SA	39,576	420,274
United Maritime Corp.	814	1,408
		9,276,763
TOTAL COMMON STOCKS (Cost $5,950,380,335)		5,086,625,069

PREFERRED STOCKS — 0.0% (a)
PHILIPPINES — 0.0% (a)
Cebu Air, Inc. , 6.00% 3/29/27 6.00% (b) (Cost: $644,498)	813,578	517,637
RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Localiza Rent a Car SA (expiring 10/31/22) (b)	1,417	2,882
HONG KONG — 0.0% (a)
China Financial Leasing Group Ltd. (expiring 10/18/22) (b)	4,000,000	—
TOTAL RIGHTS (Cost $0)		2,882
WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Comfort Gloves Bhd (expiring 06/26/26) (b)	75,600	978
Frontken Corp. Bhd (expiring 05/03/26) (b)	348,950	17,685

See accompanying notes to financial statements.
119

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
GDEX Bhd, (expiring 01/04/28) (b)	160,612	$ 1,386
Guan Chong Bhd (expiring 11/4/22) (b)	227,666	26,513
Hong Seng Consolidated Bhd (expiring 10/03/24) (b)	508,266	4,384
Malaysian Resources Corp. Bhd (expiring 10/29/27) (b)	179,301	2,513
SKP Resources Bhd (expiring 04/25/26) (b)	108,980	2,585
VS Industry Bhd (expiring 06/14/24) (b)	975,140	26,287
		82,331
THAILAND — 0.0% (a)
Banpu PCL (expiring 09/30/23) (b)	1,517,819	185,100
Srisawad Corp. PCL (expiring 8/29/25) (b)	9,740	981
VGI PCL (expiring 05/23/27) (b)	70,080	335
		186,416
TOTAL WARRANTS (Cost $0)		268,747
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.98% (g)(h)	32,435,146	32,435,146
State Street Navigator Securities Lending Portfolio II (i)(j)	102,169,296	102,169,296
TOTAL SHORT-TERM INVESTMENTS (Cost $134,604,442)		134,604,442
TOTAL INVESTMENTS — 101.3% (Cost $6,085,629,275)		5,222,018,777
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(68,472,020)
NET ASSETS — 100.0%		$ 5,153,546,757

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2022.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.0% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the security is $1,747,425, representing 0.03% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	815	12/16/2022	$39,789,685	$35,513,625	$(4,276,060)

During the year ended September 30, 2022, average notional value related to futures contracts was $29,604,868.
See accompanying notes to financial statements.
120

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,959,427,306	$125,450,338	$1,747,425	$5,086,625,069
Preferred Stocks	517,637	—	—	517,637
Rights	2,882	—	0(a)	2,882
Warrants	268,747	—	—	268,747
Short-Term Investments	134,604,442	—	—	134,604,442
TOTAL INVESTMENTS	$5,094,821,014	$125,450,338	$1,747,425	$5,222,018,777
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(4,276,060)	—	—	(4,276,060)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (4,276,060)	$ —	$ —	$ (4,276,060)
(a)	Fund held Level 2 securities that was valued at $0 at September 30, 2022
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of September 30, 2022

% of Net Assets
Financials	22.7%
Information Technology	14.0
Consumer Discretionary	13.8
Materials	9.4
Communication Services	8.2
Industrials	7.8
Consumer Staples	6.8
Energy	5.2
Health Care	4.7
Utilities	3.4
Real Estate	2.7
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	24,160,484	$ 24,160,484	$ 556,043,774	$ 547,769,112	$—	$—	32,435,146	$ 32,435,146	$ 204,727
State Street Navigator Securities Lending Portfolio II	94,447,065	94,447,065	1,212,352,625	1,204,630,394	—	—	102,169,296	102,169,296	1,547,613
Total		$118,607,549	$1,768,396,399	$1,752,399,506	$—	$—		$134,604,442	$1,752,340
See accompanying notes to financial statements.
121

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 1.3%
Glencore PLC	208,074	$ 1,110,613
Rio Tinto PLC	20,555	1,123,413
		2,234,026
AUSTRIA — 0.6%
Addiko Bank AG	229	2,367
Agrana Beteiligungs AG	232	3,216
AMAG Austria Metall AG (a)	65	1,923
ams-OSRAM AG (b)	5,327	33,805
ANDRITZ AG	1,338	57,202
AT&S Austria Technologie & Systemtechnik AG	491	16,186
BAWAG Group AG (a)(b)	1,724	75,089
CA Immobilien Anlagen AG (b)	917	27,310
DO & Co. AG (b)	128	8,527
Erste Group Bank AG	6,380	141,504
EVN AG	653	10,901
FACC AG (b)	338	2,010
Flughafen Wien AG (b)	167	5,407
IMMOFINANZ AG (b)	1,186	14,500
Kontron AG	974	13,902
Lenzing AG (c)	253	13,830
Mayr Melnhof Karton AG	168	21,725
Mondi PLC	8,656	134,698
Oberbank AG	245	24,481
Oesterreichische Post AG (c)	628	16,796
OMV AG	2,737	100,200
Palfinger AG	253	4,883
PIERER Mobility AG	172	9,576
Porr AG	474	4,179
Raiffeisen Bank International AG (b)	2,649	31,686
Rosenbauer International AG	58	1,688
S IMMO AG	807	17,946
Schoeller-Bleckmann Oilfield Equipment AG	208	9,149
Semperit AG Holding (c)	212	3,572
Strabag SE	258	9,756
Telekom Austria AG (b)	2,676	15,493
UBM Development AG	58	1,534
UNIQA Insurance Group AG	2,277	13,518
Verbund AG	1,555	133,217
Vienna Insurance Group AG Wiener Versicherung Gruppe	752	15,397
Voestalpine AG	2,121	36,383
Wienerberger AG	2,218	44,761
Zumtobel Group AG	548	3,221
		1,081,538
BELGIUM — 1.5%
Ackermans & van Haaren NV	426	54,295
Aedifica SA REIT	763	58,938
Ageas SA/NV	3,369	123,568
AGFA-Gevaert NV (b)	2,230	6,608
Anheuser-Busch InBev SA/NV	17,045	780,554
Security Description	Shares	Value
Ascencio REIT	93	$ 4,619
Atenor	66	2,651
Azelis Group NV	1,613	36,028
Banque Nationale de Belgique	4	3,401
Barco NV	1,268	27,204
Befimmo SA REIT	82	3,751
Bekaert SA	626	15,871
Biocartis Group NV (a)(b)(c)	872	743
bpost SA (c)	1,916	10,352
Care Property Invest NV REIT (c)	459	8,094
Cie d'Entreprises CFE (b)	133	1,278
Cie du Bois Sauvage SA	13	3,923
Cofinimmo SA REIT	576	47,851
Deceuninck NV	1,400	2,611
Deme Group NV (b)	125	13,088
D'ieteren Group	416	59,215
Econocom Group SA	1,760	4,397
Elia Group SA	685	80,796
Etablissements Franz Colruyt NV	957	21,094
Euronav NV (b)	2,635	41,379
EVS Broadcast Equipment SA	218	4,041
Exmar NV	641	5,809
Fagron	1,398	17,243
Financiere de Tubize SA	424	28,619
Fluxys Belgium SA	118	3,295
Galapagos NV (b)	756	32,528
Gimv NV	377	16,214
Greenyard NV (b)	336	2,222
Groupe Bruxelles Lambert NV	1,930	135,905
Home Invest Belgium SA REIT	146	3,655
Hyloris Pharmaceuticals SA (b)	199	2,538
Immobel SA	80	3,507
Intervest Offices & Warehouses NV REIT	447	10,203
Ion Beam Applications	437	5,137
KBC Ancora	729	23,882
KBC Group NV	4,797	228,672
Kinepolis Group NV (b)(c)	286	10,697
Lotus Bakeries NV	8	41,145
Melexis NV	405	27,773
Mithra Pharmaceuticals SA (b)(c)	464	2,873
Montea NV REIT	248	18,756
Nextensa SA REIT	58	3,074
Nyxoah SA (b)	217	1,403
Ontex Group NV (b)(c)	1,288	6,959
Orange Belgium SA (b)	245	4,320
Proximus SADP	3,075	31,917
Recticel SA	789	10,388
Retail Estates NV REIT	205	11,447
Shurgard Self Storage SA	491	20,010
Sipef NV	118	6,242
Sofina SA (c)	298	51,819
Solvay SA	1,407	109,773
Telenet Group Holding NV	852	11,777

See accompanying notes to financial statements.
122

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Tessenderlo Group SA (b)	403	$ 11,883
TINC Comm	442	5,387
UCB SA	2,393	166,727
Umicore SA	3,687	108,829
Unifiedpost Group SA (b)	491	1,628
Van de Velde NV	108	3,460
VGP NV	205	19,661
Warehouses De Pauw CVA REIT	2,690	66,198
Wereldhave Belgium Comm VA REIT	49	2,227
X-Fab Silicon Foundries SE (a)(b)	939	4,710
Xior Student Housing NV REIT	467	14,594
		2,711,456
BERMUDA — 0.0% (d)
Conduit Holdings, Ltd.	3,132	12,167
BRAZIL — 0.1%
Yara International ASA	3,125	109,919
CANADA — 0.0% (d)
International Petroleum Corp. (b)	117	942
CHILE — 0.1%
Antofagasta PLC	7,418	92,371
CHINA — 0.5%
Prosus NV (b)	16,533	874,128
TI Fluid Systems PLC (a)	5,445	7,354
		881,482
COLOMBIA — 0.0% (d)
Millicom International Cellular SA SDR (b)	3,262	37,698
DENMARK — 4.0%
ALK-Abello A/S (b)	2,590	41,222
Alm Brand A/S	15,358	18,818
Ambu A/S Class B	3,240	28,354
AP Moller - Maersk A/S Class A	56	99,458
AP Moller - Maersk A/S Class B	96	175,370
Asetek A/S (b)	290	319
Atlantic Sapphire ASA (b)	2,894	2,932
Bang & Olufsen A/S (b)	1,739	2,088
Bavarian Nordic A/S (b)	1,326	38,907
Better Collective A/S (b)	640	8,149
Carlsberg AS Class B	1,913	225,278
cBrain A/S	165	2,826
Cementir Holding NV	894	4,896
Chemometec A/S	305	23,267
Chr. Hansen Holding A/S	1,952	96,393
Coloplast A/S Class B	2,275	232,539
D/S Norden A/S	524	22,189
Danske Bank A/S (b)	12,879	160,930
Demant A/S (b)	1,832	45,607
Dfds A/S	671	17,496
DSV A/S	3,680	434,430
FLSmidth & Co. A/S	921	20,131
Genmab A/S (b)	1,256	407,254
Security Description	Shares	Value
GN Store Nord A/S	2,418	$ 42,722
H Lundbeck A/S	4,835	15,489
H&H International A/S Class B (b)	326	4,295
ISS A/S (b)	2,700	41,870
Jeudan A/S	172	5,892
Jyske Bank A/S (b)	882	46,204
Matas A/S	705	6,270
Napatech A/S (b)	618	737
Netcompany Group A/S (a)(b)	858	28,962
Nilfisk Holding A/S (b)	209	3,640
NKT A/S (b)	803	38,172
Novo Nordisk A/S Class B	31,355	3,145,456
Novozymes A/S Class B	4,020	202,962
NTG Nordic Transport Group A/S Class A (b)	258	6,472
Orsted A/S (a)	3,602	288,306
Pandora A/S	1,839	87,008
Per Aarsleff Holding A/S	370	9,097
Ringkjoebing Landbobank A/S	553	58,798
ROCKWOOL A/S Class B	165	26,153
ROCKWOOL International A/S Class A	111	17,608
Royal Unibrew A/S	803	52,360
Scandinavian Tobacco Group A/S Class A (a)	1,037	15,098
Schouw & Co. A/S	249	14,566
SimCorp A/S	778	44,067
Solar A/S Class B	98	6,437
SP Group A/S	166	4,593
Spar Nord Bank A/S	1,677	18,737
Sparekassen Sjaelland-Fyn A/S	338	6,814
Sydbank A/S	1,109	30,480
Topdanmark A/S	877	41,066
Trifork Holding AG (c)	258	4,623
Tryg A/S	6,936	143,382
Vestas Wind Systems A/S	19,286	359,858
Zealand Pharma A/S (b)	728	16,670
		6,943,717
EGYPT — 0.0% (d)
Centamin PLC	22,572	22,723
Energean PLC	2,486	37,020
		59,743
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P/F	962	38,207
FINLAND — 2.2%
Afarak Group Oyj (b)	3,004	892
Aktia Bank Oyj	1,239	11,737
Alandsbanken Abp Class A	45	1,499
Alandsbanken Abp Class B	136	4,170
Alma Media Oyj	654	5,087
Anora Group Oyj	856	5,702
Aspo Oyj	509	3,675
Atria Oyj	178	1,557
Bittium Oyj (c)	694	2,526

See accompanying notes to financial statements.
123

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
CapMan Oyj Class B	2,999	$ 7,301
Cargotec Oyj Class B	774	23,581
Caverion Oyj	1,755	7,384
Citycon Oyj (b)(c)	1,475	9,248
Digia Oyj	274	1,584
Elisa Oyj	2,894	131,407
Enento Group Oyj (a)(b)	411	8,435
eQ Oyj (b)	354	7,976
Evli Oyj Class B (b)	129	2,060
Fellow Bank PLC	112	1,788
Finnair Oyj (b)	12,138	4,217
Fiskars Oyj Abp	973	14,165
Fortum Oyj	8,296	111,911
F-Secure Oyj (b)	2,193	5,271
Gofore Oyj	153	3,020
Harvia Oyj (c)	326	4,477
HKScan Oyj Class A (c)	1,078	1,047
Huhtamaki Oyj	1,874	59,959
Incap Oyj	334	4,149
Kamux Corp.	520	2,700
Kemira Oyj	2,053	22,827
Kesko Oyj Class A (c)	1,729	31,200
Kesko Oyj Class B	5,177	97,097
Kojamo Oyj	3,658	47,016
Kone Oyj Class B	7,677	297,898
Konecranes Oyj	1,276	25,601
Lassila & Tikanoja Oyj (c)	712	6,954
Marimekko Oyj	785	6,690
Metsa Board Oyj Class B	3,394	24,837
Metso Outotec Oyj	13,506	90,713
Musti Group Oyj (b)	643	11,225
Neste Oyj	8,194	359,621
Nokia Oyj	103,039	446,215
Nokian Renkaat Oyj (b)	2,420	23,470
Nordea Bank Abp (e)	70,092	604,254
Olvi Oyj Class A	315	9,721
Oma SAA stopankki Oyj	168	2,874
Optomed Oy (b)	229	569
Oriola Oyj Class B	2,193	3,833
Orion Oyj Class A	558	23,724
Orion Oyj Class B	2,043	86,221
Orthex Oyj (b)	178	671
Outokumpu Oyj	7,178	24,893
Pihlajalinna Oyj	346	3,142
Ponsse Oyj	208	5,033
Puuilo Oyj (c)	874	4,129
QT Group Oyj (b)(c)	364	13,996
Raisio Oyj Class V	2,451	4,528
Rapala VMC Oyj	411	1,774
Remedy Entertainment Oyj	194	3,474
Revenio Group Oyj	452	16,880
Rovio Entertainment Oyj (a)	949	5,295
Sampo Oyj Class A	9,526	408,375
Sanoma Oyj	1,598	19,193
Scanfil Oyj	440	2,285
Sitowise Group PLC	567	2,219
Security Description	Shares	Value
Stockmann Oyj Abp Class B (b)	2,425	$ 4,977
Stora Enso Oyj Class A	521	7,094
Stora Enso Oyj Class R	11,624	149,062
Suominen Oyj	579	1,495
Taaleri Oyj	326	2,925
Talenom Oyj (c)	531	4,578
Tecnotree Oyj (b)	3,043	1,271
Terveystalo Oyj (a)	1,880	15,231
TietoEVRY Oyj (c)	1,883	42,907
Tokmanni Group Corp.	949	10,394
UPM-Kymmene Oyj	10,236	326,702
Uponor Oyj	1,079	14,249
Vaisala Oyj Class A	526	19,272
Valmet Oyj	3,139	64,055
Verkkokauppa.com Oyj (c)	468	1,398
Viking Line Abp (b)	192	2,323
Wartsila OYJ Abp	9,349	60,283
WithSecure Oyj (b)	1,932	3,035
YIT Oyj (c)	3,357	9,452
		3,927,675
FRANCE — 15.0%
AB Science SA (b)	403	2,973
Accor SA (b)	3,464	73,334
Adevinta ASA (b)	4,089	24,390
Aeroports de Paris (b)	528	61,553
Air France-KLM (b)	26,067	33,210
Air Liquide SA	10,022	1,154,210
Airbus SE	11,162	971,999
ALD SA (a)	1,596	14,791
Alstom SA	6,008	98,557
Altarea SCA REIT	98	12,250
Alten SA	565	62,933
Amundi SA (a)	1,174	49,409
Antin Infrastructure Partners SA	563	11,792
ARGAN SA REIT	190	14,742
Arkema SA	1,121	82,452
Atos SE (b)	2,113	16,891
Aubay	178	7,612
AXA SA	37,747	831,099
Believe SA (b)	393	3,176
Beneteau SA	680	7,048
BioMerieux	954	76,075
BNP Paribas SA	21,742	928,767
Bollore SE	17,164	79,399
Bonduelle SCA	256	2,839
Bouygues SA	5,485	144,275
Bureau Veritas SA	5,621	126,542
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	296	5,801
Caisse Regionale de Credit Agricole Mutuel Nord de France	298	4,846
Capgemini SE	3,292	533,739
Carmila SA REIT	1,051	14,167
Carrefour SA	11,203	156,010

See accompanying notes to financial statements.
124

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Casino Guichard Perrachon SA (b)	753	$ 7,071
CGG SA (b)	13,858	9,734
Chargeurs SA	329	3,823
Christian Dior SE	85	49,587
Cie de L'Odet SE	10	11,286
Cie de Saint-Gobain	10,007	363,214
Cie des Alpes (b)	632	7,640
Cie Generale des Etablissements Michelin SCA	13,648	309,588
Cie Plastic Omnium SA	1,205	15,960
Coface SA	2,119	20,416
Covivio REIT	898	43,564
Credit Agricole SA	24,666	202,108
Danone SA	12,225	581,685
Dassault Aviation SA	442	50,662
Dassault Systemes SE	13,718	480,237
DBV Technologies SA (b)	1,490	5,211
Derichebourg SA	1,723	6,954
Edenred	4,793	222,377
Eiffage SA	1,858	150,202
Electricite de France SA	12,141	141,419
Elior Group SA (a)(b)	1,970	3,649
Elis SA	3,462	35,238
Engie SA	35,513	411,987
Equasens	93	5,548
Eramet SA	207	16,507
EssilorLuxottica SA	5,821	800,352
Eurazeo SE	994	52,438
Euroapi SA (b)	1,050	17,528
Eutelsat Communications SA	3,324	25,790
Exclusive Networks SA	488	7,793
Faurecia SE (b)(e)	2,802	30,826
Faurecia SE (b)(e)	366	3,946
Fnac Darty SA	244	6,789
Gaztransport Et Technigaz SA	564	62,601
Gecina SA REIT	899	70,853
Getlink SE	7,589	118,247
Hermes International	674	803,565
ICADE REIT	594	22,229
ID Logistics Group (b)	45	11,109
Imerys SA	651	19,809
Interparfums SA	335	14,112
Ipsen SA	687	63,870
IPSOS	774	34,804
JCDecaux SA (b)	1,220	14,426
Kaufman & Broad SA	263	5,192
Kering SA	1,390	624,414
Klepierre SA REIT (b)	3,916	68,670
Korian SA	1,408	14,469
La Francaise des Jeux SAEM (a)	2,152	64,237
Lagardere SA	612	9,089
Lectra	594	16,526
Legrand SA	5,095	332,721
LISI	338	5,934
L'Oreal SA	4,662	1,508,294
Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	4,998	$ 2,988,695
Maisons du Monde SA (a)	407	3,228
Manitou BF SA	205	3,294
McPhy Energy SA (b)	412	3,830
Mercialys SA REIT	1,312	9,967
Mersen SA	318	8,894
Metropole Television SA	1,296	15,731
Neoen SA (a)	916	30,815
Neurones	161	5,016
Nexans SA	548	49,336
Nexity SA	806	16,487
Orange SA	39,141	354,610
Orpea SA (b)	1,002	11,033
OVH Groupe SAS (b)	603	6,040
Pernod Ricard SA	3,854	713,016
PEUGEOT INVEST	92	6,967
Publicis Groupe SA (b)	4,497	215,428
Quadient SA	660	9,201
Remy Cointreau SA	417	69,815
Renault SA (b)	3,980	109,055
Rexel SA (b)	4,719	71,564
Robertet SA	12	9,640
Rothschild & Co.	556	18,247
Rubis SCA	1,852	38,808
Safran SA	7,252	667,886
Sanofi	22,010	1,690,468
Sartorius Stedim Biotech	458	142,276
SCOR SE	2,918	42,493
SEB SA	574	36,382
SES-imagotag SA (b)	92	8,643
Societe BIC SA	473	30,073
Societe Generale SA	16,277	325,533
Societe LDC SA	62	5,636
Societe pour l'Informatique Industrielle	174	7,347
Sodexo SA	1,618	122,304
SOITEC (b)	483	56,142
Solutions 30 SE (b)	1,429	2,961
Somfy SA	149	13,882
Sopra Steria Group SACA	298	38,098
SPIE SA	2,808	59,363
Stef SA	104	7,641
Technicolor SA (b)	4,301	4,331
Technip Energies NV	2,682	30,517
Teleperformance	1,126	287,795
Television Francaise 1	2,001	11,556
Thales SA	2,037	225,497
Thermador Groupe	132	8,780
Tikehau Capital SCA	1,099	26,754
TotalEnergies SE	50,162	2,372,291
Trigano SA	159	14,112
Ubisoft Entertainment SA (b)	2,000	55,487
Unibail-Rodamco-Westfield REIT (b)(e)	1,933	81,210
Valeo	3,893	59,609

See accompanying notes to financial statements.
125

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Vallourec SA (b)	2,703	$ 26,231
Valneva SE (b)	1,611	8,238
Veolia Environnement SA	12,631	243,891
Verallia SA (a)	1,500	33,974
Vetoquinol SA	69	5,408
Vicat SA	348	7,858
Vilmorin & Cie SA	98	3,840
Vinci SA	10,819	881,505
Virbac SA	80	20,925
Vivendi SE	13,353	104,284
Voltalia SA (b)	499	8,799
Waga Energy SA (b)	170	5,329
Wavestone	167	7,223
Wendel SE	518	37,476
Worldline SA (a)(b)	4,818	192,008
		26,383,954
GABON — 0.0% (d)
BW Energy, Ltd. (b)	2,193	4,351
GEORGIA — 0.0% (d)
Bank of Georgia Group PLC	719	15,956
TBC Bank Group PLC	812	15,119
		31,075
GERMANY — 11.1%
1&1 AG	1,073	14,264
7C Solarparken AG	1,371	6,239
Aareal Bank AG (b)	1,075	33,911
About You Holding SE (b)	691	3,351
Adesso SE	52	5,267
adidas AG	3,222	375,237
ADLER Group SA (a)(b)	1,689	3,471
ADVA Optical Networking SE (b)	368	6,814
AIXTRON SE	2,208	53,925
Allianz SE	7,823	1,240,003
Amadeus Fire AG	98	8,064
Aroundtown SA	18,681	41,305
Atoss Software AG	69	7,760
Aurubis AG	614	32,469
Auto1 Group SE (a)(b)	2,020	12,794
BASF SE	17,560	681,225
Basler AG	207	4,735
Bayer AG	18,771	871,915
Bayerische Motoren Werke AG	6,120	419,622
Bayerische Motoren Werke AG Preference Shares	1,152	75,500
BayWa AG	242	9,708
Bechtle AG	1,566	56,962
Beiersdorf AG	1,856	183,550
Bike24 Holding AG (b)	483	1,159
Bilfinger SE	437	11,045
Biotest AG Preference Shares	194	6,500
Borussia Dortmund GmbH & Co. KGaA (b)	1,399	4,561
Brenntag SE	2,932	179,176
CANCOM SE	672	16,037
Carl Zeiss Meditec AG	698	73,474
Security Description	Shares	Value
CECONOMY AG	3,287	$ 3,854
Cewe Stiftung & Co. KGaA	98	7,143
Commerzbank AG (b)	20,281	145,873
CompuGroup Medical SE & Co. KgaA	509	17,732
Continental AG	2,049	92,236
Covestro AG (a)	3,664	106,032
CTS Eventim AG & Co. KGaA (b)	1,106	46,070
Daimler Truck Holding AG (b)	8,941	204,524
Dermapharm Holding SE	370	13,513
Deutsche Bank AG	39,636	296,890
Deutsche Beteiligungs AG	229	4,835
Deutsche Boerse AG	3,628	597,989
Deutsche EuroShop AG	231	5,232
Deutsche Lufthansa AG (b)	11,511	66,736
Deutsche Pfandbriefbank AG (a)	2,632	18,281
Deutsche Post AG	18,837	574,186
Deutsche Telekom AG	66,430	1,138,347
Deutsche Wohnen SE	995	19,013
Deutz AG	2,364	7,383
DIC Asset AG	671	5,108
DMG Mori AG	173	6,966
Draegerwerk AG & Co. KGaA Preference Shares	155	6,507
Duerr AG	961	20,185
DWS Group GmbH & Co. KGaA (a)	606	14,580
E.ON SE	40,343	312,066
Eckert & Ziegler Strahlen- und Medizintechnik AG	276	9,296
Elmos Semiconductor SE	151	5,725
ElringKlinger AG	539	3,131
EnBW Energie Baden-Wuerttemberg AG	355	25,666
Encavis AG	2,366	42,834
Energiekontor AG	145	11,932
Evonik Industries AG	3,859	65,213
Evotec SE (b)	2,837	49,902
Fielmann AG	468	15,111
Flatex DEGIRO AG (b)	1,323	11,958
Fraport AG Frankfurt Airport Services Worldwide (b)	725	26,414
Freenet AG	2,260	43,062
Fresenius Medical Care AG & Co. KGaA	3,770	107,216
Fresenius SE & Co. KGaA	7,940	170,736
FUCHS PETROLUB SE Preference Shares	1,360	34,640
FUCHS PETROLUB SE	628	13,873
GEA Group AG	2,920	95,372
Gerresheimer AG	510	25,131
GFT Technologies SE	298	8,992
Grand City Properties SA	1,518	15,139
GRENKE AG	548	10,039
Hamborner REIT AG	1,405	9,717

See accompanying notes to financial statements.
126

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Hamburger Hafen und Logistik AG	414	$ 4,526
Hannover Rueck SE	1,137	171,757
Hapag-Lloyd AG (a)	121	20,708
HeidelbergCement AG	2,780	111,252
Heidelberger Druckmaschinen AG (b)	4,622	5,275
Hella GmbH & Co. KGaA	403	26,886
HelloFresh SE (b)	3,296	70,229
Henkel AG & Co. KGaA Preference Shares	3,381	202,110
Henkel AG & Co. KGaA	1,913	109,258
Hensoldt AG	977	19,669
HOCHTIEF AG	437	20,917
Hornbach Holding AG & Co. KGaA	153	9,653
HUGO BOSS AG	1,156	54,427
Hypoport SE (b)	83	7,403
Indus Holding AG	358	6,404
Infineon Technologies AG	24,939	554,839
Instone Real Estate Group SE (a)	694	5,786
Jenoptik AG	997	19,866
JOST Werke AG (a)	244	8,534
Jungheinrich AG Preference Shares	934	19,123
K+S AG	3,623	68,856
KION Group AG	1,349	26,186
Kloeckner & Co. SE	1,454	11,217
Knorr-Bremse AG	1,260	54,781
Koenig & Bauer AG (b)	251	2,793
Krones AG	251	22,290
KWS Saat SE & Co. KGaA	195	10,812
LANXESS AG	1,556	45,837
LEG Immobilien SE	1,419	85,298
Leoni AG (b)	496	2,988
LPKF Laser & Electronics AG (b)	440	3,185
Medios AG (b)	331	5,934
Mercedes-Benz Group AG	15,030	770,808
Merck KGaA	2,468	403,285
METRO AG (b)	2,293	16,084
Mister Spex SE (b)	392	1,091
MLP SE	898	4,575
Montana Aerospace AG (a)(b)	564	5,925
MorphoSys AG (b)	628	12,649
MTU Aero Engines AG	1,027	155,191
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,675	648,589
Nagarro SE (b)	156	13,892
Nemetschek SE	1,056	50,929
New Work SE	53	6,417
Nexus AG	270	12,630
Nordex SE (b)	2,826	22,663
Norma Group SE	628	8,508
PATRIZIA SE	871	8,993
Pfeiffer Vacuum Technology AG	73	9,082
Security Description	Shares	Value
PNE AG	810	$ 14,045
Porsche Automobil Holding SE Preference Shares	2,905	165,517
ProSiebenSat.1 Media SE	3,407	24,385
Puma SE	1,932	90,792
PVA TePla AG (b)	338	4,977
Rational AG	95	46,580
Rheinmetall AG	837	129,719
RWE AG	12,914	478,089
SAF-Holland SE	818	4,932
Salzgitter AG	430	8,244
SAP SE	20,823	1,715,985
Sartorius AG Preference Shares (e)	472	165,121
Sartorius AG (e)	28	8,476
Schaeffler AG Preference Shares	3,246	14,717
Scout24 SE (a)	1,536	77,825
Secunet Security Networks AG	27	4,883
SFC Energy AG (b)	258	4,448
SGL Carbon SE (b)	1,016	5,972
Siemens AG	14,341	1,421,775
Siemens Energy AG	9,065	101,105
Siemens Healthineers AG (a)	5,338	231,556
Siltronic AG	331	18,888
Sixt SE	247	19,854
Sixt SE Preference Shares	324	14,870
SMA Solar Technology AG (b)	367	17,257
Software AG	959	22,097
Softwareone Holding AG (b)	2,257	24,903
Stabilus SE	483	21,435
STO SE & Co. KGaA Preference Shares	47	5,719
STRATEC SE	123	9,833
Stroeer SE & Co. KGaA	645	24,466
Suedzucker AG	1,116	13,546
SUSE SA (b)	711	10,573
Symrise AG	2,548	250,738
Synlab AG	811	10,090
TAG Immobilien AG	3,732	30,034
Takkt AG	578	5,345
Talanx AG	1,037	36,979
TeamViewer AG (a)(b)	2,799	21,936
Telefonica Deutschland Holding AG	16,872	34,264
Thyssenkrupp AG (b)	8,609	36,991
TRATON SE	975	11,691
TUI AG (b)(e)	8,391	10,148
TUI AG (b)(e)	17,249	20,824
Uniper SE	1,517	5,805
United Internet AG	1,805	34,057
Vantage Towers AG	1,741	45,266
Varta AG	349	10,035
VERBIO Vereinigte BioEnergie AG	390	23,115
Vitesco Technologies Group AG Class A (b)	395	19,387

See accompanying notes to financial statements.
127

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Volkswagen AG	545	$ 90,044
Volkswagen AG Preference Shares	3,949	488,996
Vonovia SE	13,705	298,194
Vossloh AG	152	4,646
Wacker Chemie AG	338	35,149
Wacker Neuson SE	588	7,759
Washtec AG	223	7,078
Westwing Group SE (b)	268	1,468
Wuestenrot & Wuerttembergische AG	394	5,257
Zalando SE (a)(b)	4,475	88,684
		19,469,097
GHANA — 0.0% (d)
Tullow Oil PLC (b)(c)	22,497	10,603
GREECE — 0.0% (d)
Okeanis Eco Tankers Corp. (a)(b)	216	2,965
HONG KONG — 0.3%
Cadeler A/S (b)	1,883	5,802
Prudential PLC	52,504	523,858
		529,660
IRAQ — 0.0% (d)
RAK Petroleum PLC (b)	2,966	5,525
IRELAND — 1.0%
AIB Group PLC	18,694	45,528
Bank of Ireland Group PLC	19,555	126,168
C&C Group PLC (b)	7,621	12,795
Cairn Homes PLC	13,258	10,715
COSMO Pharmaceuticals NV (c)	165	7,737
CRH PLC	14,784	478,957
Dalata Hotel Group PLC (b)	3,665	10,125
Flutter Entertainment PLC (b)	3,357	371,621
Glanbia PLC	3,564	41,130
Glenveagh Properties PLC (a)(b)	11,829	10,325
Greencore Group PLC (b)	10,699	8,623
Kerry Group PLC Class A	2,987	266,871
Kingspan Group PLC	2,997	136,055
Ryanair Holdings PLC ADR (b)	2,087	121,923
Smurfit Kappa Group PLC	4,937	141,855
		1,790,428
ITALY — 3.3%
A2A SpA	30,584	29,956
ACEA SpA	854	9,320
AMCO - Asset Management Co. SpA Class B (c)(f)	88	—
Amplifon SpA	2,509	66,119
Anima Holding SpA (a)	4,861	13,953
Antares Vision SpA (b)	648	4,609
Aquafil SpA	344	1,854
Ariston Holding NV	1,685	14,378
Arnoldo Mondadori Editore SpA	2,999	4,501
Ascopiave SpA	1,286	2,658
Assicurazioni Generali SpA	20,532	282,001
Security Description	Shares	Value
Atlantia SpA	9,634	$ 213,392
Autogrill SpA (b)	3,562	22,026
Avio SpA	328	2,953
Azimut Holding SpA	2,120	30,540
Banca Generali SpA	1,149	32,193
Banca IFIS SpA	524	5,842
Banca Mediolanum SpA	4,277	27,109
Banca Monte dei Paschi di Siena SpA (b)(c)	67	1,572
Banca Popolare di Sondrio SPA	7,659	25,451
Banco BPM SpA	28,687	75,710
Banco di Desio e della Brianza SpA	845	2,260
BasicNet SpA	491	2,400
Be Shaping the Future SpA	1,195	4,015
BF SpA	1,111	3,962
BFF Bank SpA (a)	3,235	21,614
Biesse SpA	238	2,663
BPER Banca	18,704	28,969
Brembo SpA	3,037	25,274
Brunello Cucinelli SpA	651	31,919
Buzzi Unicem SpA	1,777	25,390
Carel Industries SpA (a)	789	14,794
Cembre SpA	90	2,098
CIR SpA-Compagnie Industriali (b)	17,490	6,759
Coca-Cola HBC AG (b)	3,547	74,993
Credito Emiliano SpA	1,454	8,247
Danieli & C Officine Meccaniche SpA (e)	714	8,562
Danieli & C Officine Meccaniche SpA (e)	239	4,074
Datalogic SpA	442	2,828
Davide Campari-Milano NV	10,110	90,248
De' Longhi SpA	1,400	20,669
DiaSorin SpA	498	56,007
Digital Bros SpA (c)	69	1,529
doValue SpA (a)	1,171	6,218
El.En. SpA	765	8,708
Enav SpA (a)	4,938	18,092
Enel SpA	148,496	614,482
Eni SpA	47,972	512,724
ERG SpA	1,094	30,287
Esprinet SpA	585	3,593
Eurotech SpA (b)	458	1,272
Ferrari NV	2,287	429,496
Fila SpA	508	3,494
Fincantieri SpA (b)(c)	9,529	4,341
Fine Foods & Pharmaceuticals NTM	202	1,563
FinecoBank Banca Fineco SpA	11,725	146,279
Garofalo Health Care SpA (b)	552	2,098
Gruppo MutuiOnline SpA	484	9,521
GVS SpA (a)(b)	1,205	7,118
Hera SpA	15,216	32,585
Immobiliare Grande Distribuzione SIIQ SpA REIT	906	2,476

See accompanying notes to financial statements.
128

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Industrie De Nora SpA (b)	841	$ 12,976
Infrastrutture Wireless Italiane SpA (a)	6,739	59,219
Intercos SpA (b)	731	7,519
Interpump Group SpA	1,578	51,664
Intesa Sanpaolo SpA ADR	353,653	589,945
Iren SpA	11,621	15,449
Italgas SpA	9,558	44,720
Italmobiliare SpA	307	7,068
Iveco Group NV (b)	3,753	17,905
IVS Group SA	680	2,491
Juventus Football Club SpA (b)(c)	9,807	2,782
Leonardo SpA	7,635	54,392
LU-VE SpA	138	2,859
Maire Tecnimont SpA (c)	3,137	7,431
MARR SpA	645	6,110
Mediobanca Banca di Credito Finanziario SpA	10,557	83,358
MFE-MediaForEurope NV Class A	5,106	1,511
MFE-MediaForEurope NV Class B (c)	7,420	3,302
Moncler SpA	4,162	172,837
NET Insurance SpA	316	2,916
Nexi SpA (a)(b)	12,835	104,891
OVS SpA (a)	3,942	6,619
Pharmanutra SpA	58	3,767
Philogen SpA (a)(b)	190	2,464
Piaggio & C SpA	3,491	7,100
Pirelli & C SpA (a)	7,734	25,457
Poste Italiane SpA (a)	8,910	67,996
Prysmian SpA	5,157	149,642
RAI Way SpA (a)	1,854	8,489
Recordati Industria Chimica e Farmaceutica SpA	1,927	71,151
Reply SpA	435	45,853
Risanamento SpA (b)	26,902	2,941
Sabaf SpA	138	2,258
SAES Getters SpA	96	1,881
Safilo Group SpA (b)	4,490	5,657
Saipem SpA (b)(c)	23,293	14,549
Salcef Group SpA	345	4,745
Salvatore Ferragamo SpA	959	13,585
Sanlorenzo SpA/Ameglia	244	7,876
Saras SpA (b)	11,139	10,650
Seco SpA (b)(c)	646	2,535
Seri Industrial SpA (b)	294	1,688
Sesa SpA	138	15,128
Snam SpA	39,041	158,570
SOL SpA	711	10,936
Spaxs SpA (b)	1,163	7,878
Tamburi Investment Partners SpA	2,123	13,727
Technogym SpA (a)	2,611	16,421
Telecom Italia SpA (b)(c)(e)	196,384	36,611
Telecom Italia SpA (b)(e)	117,686	21,329
Security Description	Shares	Value
Terna - Rete Elettrica Nazionale	26,764	$ 163,871
Tinexta SpA	385	7,219
Tod's SpA (b)	158	6,498
UniCredit SpA	38,730	396,796
Unieuro SpA (a)(c)	343	3,448
Unipol Gruppo SpA	7,540	29,502
UnipolSai Assicurazioni SpA (c)	7,698	16,063
Webuild SpA (c)	9,067	11,148
Wiit SpA (c)	204	2,786
Zignago Vetro SpA	703	7,617
		5,773,554
JERSEY — 0.0% (d)
JTC PLC (a)	2,738	21,028
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	3,048	46,393
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	213	12,011
LUXEMBOURG — 0.3%
APERAM SA	851	20,350
ArcelorMittal SA	9,626	194,873
Brederode SA (b)	240	21,137
Eurofins Scientific SE	2,452	146,816
Global Fashion Group SA (b)	1,570	1,732
Majorel Group Luxembourg SA	416	8,517
Reinet Investments SCA	2,233	32,595
RTL Group SA	698	22,251
SES SA	7,344	40,419
		488,690
MALTA — 0.0% (d)
Catena Media PLC (b)(c)	1,209	2,595
Kindred Group PLC SDR	4,491	33,905
UIE PLC	270	6,741
		43,241
MEXICO — 0.0% (d)
Fresnillo PLC	3,604	30,946
MONACO — 0.0% (d)
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	121	10,028
NETHERLANDS — 7.5%
Aalberts NV	1,827	60,442
ABN AMRO Bank NV (a)	9,240	83,532
Adyen NV (a)(b)	548	698,869
Aegon NV	34,617	139,109
Akzo Nobel NV	3,449	197,052
Alfen Beheer B.V. (a)(b)	410	38,069
AMG Advanced Metallurgical Group NV	636	14,505
Arcadis NV	1,451	47,761
Argenx SE (b)	1,055	380,856
ASM International NV	845	193,499
ASML Holding NV	7,785	3,306,882

See accompanying notes to financial statements.
129

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
ASR Nederland NV	2,615	$ 101,370
Basic-Fit NV (a)(b)(c)	1,039	31,554
BE Semiconductor Industries NV	1,535	67,053
Boskalis Westminster	441	14,145
Corbion NV	1,135	28,531
CTP NV (a)(c)	2,042	21,125
Eurocommercial Properties NV REIT	794	15,837
Euronext NV (a)	1,572	100,255
EXOR NV	2,217	142,215
Flow Traders (a)	619	11,643
Fugro NV (b)	1,902	19,434
Heineken Holding NV	1,947	134,470
Heineken NV	4,550	400,543
Hunter Douglas NV (b)	115	19,693
IMCD NV	1,095	131,515
ING Groep NV	72,150	626,099
Intertrust NV (a)(b)	1,766	33,805
JDE Peet's NV	2,464	72,271
Koninklijke Ahold Delhaize NV	19,022	487,023
Koninklijke BAM Groep NV (b)	5,106	12,665
Koninklijke DSM NV	3,338	384,070
Koninklijke KPN NV	62,408	169,475
Koninklijke Philips NV	16,880	264,584
Koninklijke Vopak NV	1,230	22,533
Meltwater NV (b)(c)	2,534	2,511
NN Group NV	4,956	194,060
NSI NV REIT	354	8,427
OCI NV	1,922	70,721
Onward Medical B.V. (b)	276	1,433
PostNL NV (c)	6,917	11,675
Randstad NV (c)	2,368	103,417
SBM Offshore NV	2,784	35,169
Shell PLC (e)	59,630	1,495,381
Shell PLC (e)	80,383	2,018,684
Shop Apotheke Europe NV (a)(b)	249	10,111
TKH Group NV	790	25,849
TomTom NV (b)	1,341	9,675
Universal Music Group NV	1,440	27,263
Universal Music Group NV (c)	13,091	247,848
Van Lanschot Kempen NV ADR	619	12,007
Wolters Kluwer NV	5,039	493,251
		13,239,966
NIGERIA — 0.0% (d)
Airtel Africa PLC	24,225	34,939
NORWAY — 1.6%
2020 Bulkers, Ltd. (b)	436	3,425
ABG Sundal Collier Holding ASA	8,430	4,270
ABL Group ASA	1,150	1,324
AF Gruppen ASA	1,077	13,678
Akastor ASA (b)	2,735	2,168
Aker ASA Class A	440	28,506
Aker BioMarine ASA (b)	318	1,309
Aker BP ASA (c)	5,871	168,416
Aker Carbon Capture ASA (b)	7,355	9,412
Security Description	Shares	Value
Aker Horizons ASA (b)	4,330	$ 5,475
Aker Solutions ASA	4,525	15,837
AKVA Group ASA (b)	177	1,033
American Shipping Co. ASA (b)	960	3,088
ArcticZymes Technologies ASA (b)(c)	1,010	6,710
Arendals Fossekompani A/S	249	5,096
Atea ASA (b)	1,606	14,325
Aurskog Sparebank	64	1,198
Austevoll Seafood ASA	1,763	11,932
AutoStore Holdings, Ltd. (a)(b)(c)	18,733	20,663
Axactor ASA (b)	3,169	1,576
B2Holding ASA	5,646	3,875
Belships ASA	2,792	3,505
Bergenbio ASA (b)	1,124	636
BEWi ASA	849	3,615
Bonheur ASA	413	11,711
Borregaard ASA	1,852	21,856
Bouvet ASA (c)	1,758	8,808
BW Offshore, Ltd.	1,811	3,819
Carasent ASA (b)	957	1,581
Cloudberry Clean Energy ASA (b)	3,092	3,286
Crayon Group Holding ASA (a)(b)	1,348	10,508
DNB Bank ASA	17,057	270,555
DNO ASA	9,741	11,040
Edda Wind ASA (b)	327	674
Elkem ASA (a)(b)	5,931	19,147
Elliptic Laboratories ASA (b)	1,525	2,348
Elmera Group ASA (a)	2,191	3,122
Elopak ASA	1,692	3,037
Entra ASA (a)	1,014	9,445
Equinor ASA	20,070	659,530
Europris ASA (a)	3,256	16,269
Froey ASA	404	1,433
Frontline, Ltd. (c)	2,368	26,228
Gjensidige Forsikring ASA	3,570	61,262
Grieg Seafood ASA	1,172	7,916
Hexagon Composites ASA (b)	2,154	4,712
Hoegh Autoliners ASA	799	2,731
Hofseth BioCare ASA (b)	3,522	1,034
IDEX Biometrics ASA (b)(c)	17,935	1,247
Kahoot! ASA (b)(c)	6,220	11,701
Kid ASA (a)	768	5,166
Kitron ASA (c)	3,257	5,625
KMC Properties ASA (b)	1,160	756
Komplett ASA (b)	472	727
Komplett Bank ASA (b)	2,654	1,235
Kongsberg Gruppen ASA	1,688	51,427
Leroy Seafood Group ASA	5,499	21,588
LINK Mobility Group Holding ASA (b)	3,786	2,402
Magnora ASA (b)	818	1,644
Magseis Fairfield ASA (b)	3,652	2,611

See accompanying notes to financial statements.
130

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Medistim ASA	297	$ 5,655
Mowi ASA	8,709	110,688
MPC Container Ships ASA (b)	6,053	10,123
Multiconsult ASA (a)	412	4,991
NEL ASA (b)(c)	29,769	33,055
NORBIT ASA	358	818
Nordic Nanovector ASA (b)	1,010	105
Nordic Semiconductor ASA (b)	3,340	44,596
Norsk Hydro ASA	26,053	140,674
Norske Skog ASA (a)(b)	1,536	7,788
Norway Royal Salmon ASA (b)	247	3,350
Norwegian Air Shuttle ASA (b)	16,201	10,785
Norwegian Energy Co. ASA (b)	445	14,374
NRC Group ASA (b)	762	1,242
NTS ASA (b)	858	7,212
Nykode Therapeutics ASA (b)	3,853	8,486
Odfjell Drilling, Ltd. (b)	1,852	4,062
Odfjell SE Class A	498	2,861
OKEA ASA	579	1,918
Olav Thon Eiendomsselskap ASA	588	9,686
Orkla ASA	14,231	103,429
Otello Corp. ASA	1,271	969
Panoro Energy ASA (b)	2,539	6,184
Pareto Bank ASA	806	3,251
Pexip Holding ASA (b)	1,757	1,531
PGS ASA (b)(c)	13,029	7,616
PhotoCure ASA (b)	474	3,967
Polaris Media ASA	226	1,290
poLight ASA (a)(b)	643	1,259
Protector Forsikring ASA	1,358	14,007
Rana Gruber ASA	493	1,787
Saga Pure ASA	3,735	663
Salmar ASA	1,109	37,370
Salmon Evolution ASA (b)	6,080	4,441
Sandnes Sparebank	388	3,169
SATS ASA (b)	1,318	843
Schibsted ASA Class A	1,451	19,680
Schibsted ASA Class B	1,915	24,110
Self Storage Group ASA (b)	1,242	2,713
Selvaag Bolig ASA	852	2,482
Solstad Offshore ASA (b)	950	1,501
SpareBank 1 B.V.	1,096	5,089
SpareBank 1 Helgeland	232	2,448
SpareBank 1 Nord Norge	1,964	14,707
SpareBank 1 Oestlandet	854	8,401
Sparebank 1 Ostfold Akershus	81	2,260
SpareBank 1 Ringerike Hadeland	84	2,467
SpareBank 1 SMN	2,530	25,864
SpareBank 1 SR-Bank ASA	3,576	33,472
Sparebanken More	805	5,171
Sparebanken Ost	284	1,201
Sparebanken Sor	110	1,201
Sparebanken Vest	1,799	13,504
Stolt-Nielsen, Ltd.	468	9,341
Security Description	Shares	Value
Storebrand ASA	9,134	$ 63,250
StrongPoint ASA	1,166	1,924
Telenor ASA (c)	12,383	113,248
TGS ASA	2,322	28,553
Tomra Systems ASA	4,466	78,843
Totens Sparebank	58	1,043
Treasure ASA	739	1,085
Ultimovacs ASA (b)	321	1,773
Var Energi ASA	7,736	25,195
Veidekke ASA	2,131	15,918
Volue ASA (b)(c)	746	2,020
VOW ASA (b)	1,208	1,902
Wallenius Wilhelmsen ASA	2,012	10,026
Wilh Wilhelmsen Holding ASA Class A	270	4,831
Wilh Wilhelmsen Holding ASA Class B	188	3,295
XXL ASA (a)	3,252	1,329
Zalaris ASA	274	541
		2,743,886
PERU — 0.0% (d)
Hochschild Mining PLC	5,743	3,783
POLAND — 0.5%
11 bit studios SA (b)	39	4,177
AB SA	253	1,947
Ac SA	169	770
Agora SA (b)	693	702
Alior Bank SA (b)	1,733	8,112
Allegro.eu SA (a)(b)	8,015	34,963
Alumetal SA	183	2,616
Ambra SA	192	766
Amica SA	93	1,226
Apator SA	508	1,399
Arctic Paper SA	286	959
Asseco Business Solutions SA	360	2,281
Asseco Poland SA	1,090	15,261
Asseco South Eastern Europe SA	508	4,217
Atal SA	127	746
Auto Partner SA	1,284	2,964
Bank Handlowy w Warszawie SA	639	7,025
Bank Millennium SA (b)	11,820	7,974
Bank Ochrony Srodowiska SA (b)	668	894
Bank Polska Kasa Opieki SA	3,333	40,962
Benefit Systems SA (b)	29	3,347
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (b)	547	653
Bioton SA (b)	733	535
BNP PARIBAS BANK POLSKA SA (b)	324	3,398
Boryszew SA (b)	1,489	1,342
Budimex SA	213	9,919
Bumech SA	160	1,525
Captor Therapeutics SA (b)	31	866
CCC SA (b)	768	5,775

See accompanying notes to financial statements.
131

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
CD Projekt SA	1,318	$ 26,739
Celon Pharma SA	292	769
Ciech SA (b)	508	3,269
ComArch SA	93	2,824
Comp SA	84	711
Cyfrowy Polsat SA	4,904	15,936
Datawalk SA (b)	53	1,462
Develia SA	8,055	3,154
Dino Polska SA (a)(b)	934	57,110
Dom Development SA	158	2,860
Echo Investment SA	3,532	2,181
Enea SA (b)	4,178	5,224
Energa SA (b)	1,367	1,838
Enter Air SA (b)	164	701
Erbud SA (b)	85	420
Eurocash SA (b)	1,534	3,643
Fabryki Mebli Forte SA	276	1,391
Famur SA (b)	5,921	3,772
Ferro SA	348	1,656
Firma Oponiarska Debica SA	35	388
Globe Trade Centre SA	3,649	4,211
Grupa Azoty SA (b)	922	6,280
Grupa Kety SA	188	18,404
Grupa Pracuj SA	319	2,454
ING Bank Slaski SA	637	17,953
InPost SA (b)	4,587	27,025
Inter Cars SA	173	12,260
Jastrzebska Spolka Weglowa SA (b)	1,030	6,953
KGHM Polska Miedz SA	2,581	45,809
KRUK SA	308	14,717
LiveChat Software SA	268	5,904
LPP SA	20	31,565
Lubelski Wegiel Bogdanka SA	213	1,396
Mabion SA (b)	166	693
Mangata Holding SA	44	586
mBank SA (b)	253	10,265
MCI Capital SA	293	940
Medicalgorithmics SA (b)	53	74
Mennica Polska SA	459	1,408
Mercator Medical SA (b)	44	432
MLP Group SA (b)	118	1,711
Mo-BRUK SA	29	1,767
Neuca SA	36	4,774
NEWAG SA	428	1,179
Oponeo.pl SA	98	637
Orange Polska SA	12,643	13,265
PCC Rokita SA	53	788
PCF Group SA	152	1,268
PGE Polska Grupa Energetyczna SA (b)	15,497	19,692
PKP Cargo SA (b)	588	1,286
PlayWay SA	13	737
Polenergia SA (b)	294	5,595
Polimex-Mostostal SA (b)	1,311	767
Security Description	Shares	Value
Polski Koncern Naftowy ORLEN SA	7,719	$ 83,676
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	31,723	31,331
Powszechna Kasa Oszczednosci Bank Polski SA	16,249	71,852
Powszechny Zaklad Ubezpieczen SA	10,782	50,559
Poznanska Korporacja Budowlana Pekabex SA	192	449
R22 SA	75	585
Rainbow Tours SA	133	484
Ryvu Therapeutics SA (b)	173	1,166
Sanok Rubber Co. SA (b)	469	1,231
Santander Bank Polska SA	649	25,873
Selvita SA (b)	169	2,980
Shoper SA	116	810
Sniezka SA	95	1,219
Stalexport Autostrady SA	1,877	977
Stalprodukt SA	41	1,826
STS Holding SA	762	2,134
Tauron Polska Energia SA (b)	20,373	8,361
TEN Square Games SA	89	1,761
Tim SA/Siechnice	217	1,109
Torpol SA	171	544
Toya SA	478	457
Vigo System SA (b)	8	714
VRG SA	3,519	2,408
Warsaw Stock Exchange	533	3,538
Wawel SA (b)	3	250
Wielton SA	468	569
Wirtualna Polska Holding SA	348	6,412
XTB SA (a)	643	2,630
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	125	612
Zespol Elektrowni Patnow Adamow Konin SA (b)	482	1,796
		874,477
PORTUGAL — 0.3%
Altri SGPS SA	1,643	8,330
Banco Comercial Portugues SA Class R	143,338	17,103
Corticeira Amorim SGPS SA	734	6,543
CTT-Correios de Portugal SA (c)	2,553	6,778
EDP - Energias de Portugal SA	51,332	223,276
Galp Energia SGPS SA	9,303	89,533
Greenvolt-Energias Renovaveis SA (b)(c)	1,164	9,807
Ibersol SGPS SA	207	1,063
Jeronimo Martins SGPS SA	5,226	97,529
Mota-Engil SGPS SA	1,357	1,409
Navigator Co. SA	4,291	14,654
NOS SGPS SA	3,372	11,046
Pharol SGPS SA (b)	9,221	570

See accompanying notes to financial statements.
132

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
REN - Redes Energeticas Nacionais SGPS SA	6,860	$ 16,230
Semapa-Sociedade de Investimento e Gestao	218	2,610
Sonae SGPS SA	18,463	14,913
Sonaecom SGPS SA	481	855
		522,249
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(b)	3,305	122,840
SINGAPORE — 0.2%
BW LPG, Ltd. (a)	1,471	10,738
Hafnia, Ltd.	3,046	12,453
STMicroelectronics NV	12,617	398,618
		421,809
SOUTH AFRICA — 0.4%
Anglo American PLC	23,782	726,216
Scatec ASA (a)	2,293	15,773
		741,989
SPAIN — 3.7%
Acciona SA	468	82,801
Acerinox SA	3,821	30,687
ACS Actividades de Construccion y Servicios SA	4,640	105,139
Aedas Homes SA (a)	298	4,251
Aena SME SA (a)(b)	1,396	146,195
Alantra Partners SA	338	3,808
Almirall SA	1,482	14,315
Amadeus IT Group SA (b)	8,603	403,782
AmRest Holdings SE (b)	1,414	5,050
Applus Services SA	2,798	15,720
Atresmedia Corp. de Medios de Comunicacion SA (c)	1,540	3,977
Banco Bilbao Vizcaya Argentaria SA	115,737	523,880
Banco de Sabadell SA	107,151	72,262
Banco Santander SA	321,647	755,456
Bankinter SA (c)	12,157	68,671
Befesa SA (a)	711	21,732
CaixaBank SA	82,475	267,518
Cellnex Telecom SA (a)	10,305	320,929
Cia de Distribucion Integral Logista Holdings SA	1,294	23,642
CIE Automotive SA	1,074	22,390
Construcciones y Auxiliar de Ferrocarriles SA	388	8,799
Corp. ACCIONA Energias Renovables SA	1,058	39,759
Corp. Financiera Alba SA	270	11,519
Ebro Foods SA (c)	1,013	14,806
EDP Renovaveis SA	4,596	94,732
eDreams ODIGEO SA (b)	915	3,684
Elecnor SA	804	7,955
Enagas SA (c)	4,533	70,341
Ence Energia y Celulosa SA	2,793	8,400
Security Description	Shares	Value
Endesa SA	6,054	$ 91,453
Ercros SA	1,420	3,784
Faes Farma SA	6,233	22,654
Ferrovial SA	10,091	231,225
Fluidra SA (c)	1,879	28,569
Fomento de Construcciones y Contratas SA	1,087	8,828
Gestamp Automocion SA (a)	2,780	8,328
Global Dominion Access SA (a)	1,795	5,900
Grenergy Renovables SA (b)	274	8,348
Grifols SA (b)(c)	5,625	48,944
Grifols SA Class B, Preference Shares (b)	5,115	32,320
Grupo Catalana Occidente SA (b)	890	22,364
Iberdrola SA	111,259	1,044,389
Indra Sistemas SA	2,723	20,954
Industria de Diseno Textil SA	21,225	442,476
Inmobiliaria Colonial Socimi SA REIT	5,854	28,307
Laboratorios Farmaceuticos Rovi SA	453	19,615
Lar Espana Real Estate Socimi SA REIT	840	3,559
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	13,035	12,284
Mapfre SA (c)	19,409	30,232
Mediaset Espana Comunicacion SA (b)	2,541	5,865
Melia Hotels International SA (b)	1,872	8,737
Merlin Properties Socimi SA REIT	6,452	49,965
Metrovacesa SA (a)	1,033	6,294
Naturgy Energy Group SA (c)	3,415	79,389
Neinor Homes SA (a)(b)	1,126	10,292
Obrascon Huarte Lain SA (b)	7,595	3,951
Parques Reunidos Servicios Centrales SAU (b)	1,617	21,786
Pharma Mar SA	251	13,367
Prosegur Cash SA (a)(b)	6,989	4,348
Prosegur Cia de Seguridad SA (b)	3,452	5,252
Red Electrica Corp. SA	7,806	120,137
Repsol SA (b)	27,816	321,685
Sacyr SA (c)	8,464	18,557
Siemens Gamesa Renewable Energy SA (b)	4,264	74,877
Solaria Energia y Medio Ambiente SA (b)	1,454	23,026
Soltec Power Holdings SA (b)(c)	578	2,423
Talgo SA (a)(c)	1,448	3,532
Tecnicas Reunidas SA (b)(c)	626	3,680
Telefonica SA	110,608	365,813
Unicaja Banco SA (a)	28,546	25,910
Vidrala SA	458	26,831
Viscofan SA	725	39,703
		6,502,153

See accompanying notes to financial statements.
133

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
SWEDEN — 5.7%
AAK AB	3,412	$ 45,304
AcadeMedia AB (a)	1,615	7,029
AddLife AB Class B	2,259	23,674
AddNode Group AB Class B	2,408	16,806
AddTech AB Class B	4,919	65,335
AFRY AB	1,818	22,984
Alfa Laval AB	5,566	139,633
Alimak Group AB (a)	692	3,698
Alleima AB (b)	4,146	13,001
Alligo AB Class B	471	3,260
Ambea AB (a)	1,530	5,377
AQ Group AB	161	3,126
Arise AB (b)	537	2,879
Arjo AB Class B	3,997	14,745
Assa Abloy AB Class B	18,927	357,647
Atlas Copco AB Class A	49,232	464,926
Atlas Copco AB Class B	29,954	251,724
Atrium Ljungberg AB Class B	778	9,640
Attendo AB (a)(b)	2,253	4,040
Avanza Bank Holding AB	2,321	35,754
Axfood AB	2,117	48,626
Bactiguard Holding AB (b)(c)	309	2,617
Balco Group AB	218	1,080
Beijer Alma AB	869	11,417
Beijer Ref AB	4,774	59,151
Bergman & Beving AB	476	3,543
Betsson AB Class B (b)	2,391	14,015
BHG Group AB (b)	1,835	2,374
BICO Group AB (b)(c)	791	2,113
Bilia AB Class A	1,400	16,110
BillerudKorsnas AB	4,855	57,486
BioArctic AB (a)(b)	694	16,985
BioGaia AB Class B	1,619	11,233
BioInvent International AB (b)	738	3,155
Biotage AB	1,276	19,179
Boliden AB (b)	5,243	163,727
Bonava AB Class B	1,670	3,946
BoneSupport Holding AB (a)(b)	953	6,299
Boozt AB (a)(b)	1,152	6,000
Bravida Holding AB (a)	3,963	32,747
BTS Group AB Class B	281	6,191
Bufab AB	530	9,599
Bure Equity AB	1,053	17,412
Byggfakta Group Nordic Holdco AB (b)	1,698	4,572
Byggmax Group AB	1,092	3,670
Calliditas Therapeutics AB Class B (b)(c)	694	5,297
Camurus AB (b)	698	16,253
Castellum AB (c)	5,437	61,315
Catella AB	769	2,574
Catena AB	607	18,105
Cellavision AB	258	5,917
Cibus Nordic Real Estate AB	873	11,407
Cint Group AB (b)	3,647	20,162
Security Description	Shares	Value
Clas Ohlson AB Class B	813	$ 4,883
Cloetta AB Class B	4,004	6,354
Collector Bank AB (b)	2,049	5,085
Coor Service Management Holding AB (a)	1,875	12,765
Corem Property Group AB Class B	10,471	7,907
Corem Property Group AB Class D	121	2,141
Ctek AB (b)(c)	618	3,732
CTT Systems AB	163	2,923
Dios Fastigheter AB	1,685	10,697
Dometic Group AB (a)	6,108	31,780
Duni AB (b)	643	3,679
Dustin Group AB (a)	1,517	6,012
Eastnine AB	232	1,823
Electrolux AB Class B (c)	4,417	46,258
Electrolux Professional AB Class B	4,439	18,200
Elekta AB Class B	6,988	35,804
Enea AB (b)	294	1,929
Engcon AB (b)	802	4,893
Eolus Vind AB Class B (c)	470	4,972
Epiroc AB Class A	12,055	173,968
Epiroc AB Class B	7,390	93,894
EQT AB	13,135	259,327
Essity AB Class A	408	8,088
Essity AB Class B	11,524	229,286
Evolution AB (a)	3,668	293,109
Fabege AB (c)	5,341	36,529
Fagerhult AB	1,734	5,844
Fasadgruppen Group AB (c)	751	5,827
Fastighets AB Balder Class B (b)	11,860	47,830
Fastighets AB Trianon Class B	1,112	2,325
FastPartner AB Class A	945	4,947
Ferronordic AB	178	465
Fingerprint Cards AB Class B (b)(c)	6,010	3,051
FM Mattsson Mora Group AB	453	2,019
Fortnox AB	9,132	35,627
G5 Entertainment AB	170	2,912
GARO AB (c)	595	5,262
Getinge AB Class B	4,128	71,308
Granges AB	2,032	13,129
Green Landscaping Group AB (a)(b)	528	2,683
H & M Hennes & Mauritz AB Class B (c)	13,870	129,308
Hansa Biopharma AB (b)	671	3,607
Heba Fastighets AB Class B	3,123	8,865
Hemnet Group AB	1,223	15,594
Hexagon AB Class B	40,655	383,562
Hexatronic Group AB	3,296	31,275
Hexpol AB	5,081	42,076
HMS Networks AB	553	15,029
Hoist Finance AB (a)(b)	1,653	4,156
Holmen AB Class B	1,803	68,968

See accompanying notes to financial statements.
134

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Hufvudstaden AB Class A	2,296	$ 25,303
Humana AB (b)(c)	645	2,819
Husqvarna AB Class A	492	2,749
Husqvarna AB Class B	7,871	44,045
Immunovia AB (b)	317	959
Industrivarden AB Class A	3,186	64,797
Industrivarden AB Class C	3,048	61,331
Indutrade AB	5,103	83,874
Instalco AB	4,384	17,716
Intrum AB	1,435	18,187
Investment AB Latour Class B	2,796	46,762
Investment AB Oresund	684	6,385
Investor AB Class A (c)	12,127	187,464
Investor AB Class B	34,794	512,873
INVISIO AB	714	8,724
Inwido AB	1,133	8,984
Irlab Therapeutics AB (b)	776	2,412
JM AB	938	13,076
John Mattson Fastighetsforetagen AB (b)	298	2,205
Karnov Group AB (b)	2,263	11,093
K-fast Holding AB (b)	1,178	2,242
Kinnevik AB Class A (b)	188	2,514
Kinnevik AB Class B (b)	4,586	60,995
Klarabo Sverige AB Class B (b)	1,901	2,313
KNOW IT AB	401	8,072
L E Lundbergforetagen AB Class B	1,396	50,871
Lagercrantz Group AB Class B	3,889	34,220
Lifco AB Class B	4,348	61,199
Lime Technologies AB (c)	170	3,364
Linc AB (b)	353	1,393
Lindab International AB	1,533	17,226
Loomis AB	1,473	36,395
Maha Energy AB (b)	1,681	1,772
Medcap AB (b)	178	3,051
Medicover AB Class B (c)	1,218	13,138
MEKO AB	809	6,692
Midsona AB Class B	930	1,302
MIPS AB	499	15,000
Modern Times Group MTG AB Class B (b)	1,708	11,375
Munters Group AB (a)	2,571	18,105
Mycronic AB	1,373	16,702
NCAB GROUP AB	3,119	12,879
NCC AB Class B	1,694	12,258
Nederman Holding AB	377	4,688
Net Insight AB Class B (b)	5,560	2,758
New Wave Group AB Class B	869	11,503
Nibe Industrier AB Class B	29,495	266,046
Nivika Fastigheter AB Class B (b)	584	2,323
Nobia AB	2,172	4,087
Nolato AB Class B	3,766	17,256
Nordic Waterproofing Holding AB	472	6,371
Security Description	Shares	Value
Nordisk Bergteknik AB Class B (b)	633	$ 2,307
Nordnet AB publ	3,290	37,532
Norva24 Group AB (b)	2,299	6,593
Note AB (b)	367	5,285
NP3 Fastigheter AB	516	7,672
Nyfosa AB	3,243	18,922
OEM International AB Class B	1,840	9,451
Oncopeptides AB (a)(b)	1,489	1,586
Orron Energy AB (c)	3,648	6,566
Ovzon AB (b)	954	3,219
OX2 AB (b)	1,943	14,655
Pandox AB (b)	1,952	20,826
Peab AB Class B	4,052	19,516
Platzer Fastigheter Holding AB Class B	1,214	7,329
Pricer AB Class B	2,036	3,229
Proact IT Group AB	418	2,991
Probi AB	76	1,709
Q-Linea AB (a)(b)	338	2,065
Ratos AB Class B	4,125	14,158
Rejlers AB	310	3,402
Resurs Holding AB (a)	2,773	5,122
Rvrc Holding AB	738	1,567
Saab AB Class B	1,613	50,523
Sagax AB Class A	98	1,612
Sagax AB Class B	3,741	62,094
Sagax AB Class D	2,000	4,506
Samhallsbyggnadsbolaget i Norden AB (c)	21,523	23,593
Samhallsbyggnadsbolaget i Norden AB Class D (c)	2,920	4,402
Sandvik AB	20,733	285,003
Scandi Standard AB (b)	1,174	4,915
Scandic Hotels Group AB (a)(b)	2,563	7,390
Sdiptech AB Class B (b)	679	11,803
Sectra AB Class B (b)	2,800	31,412
Securitas AB Class B (c)	9,652	67,492
Semcon AB	217	3,058
Sivers Semiconductors AB (b)	1,940	1,452
Skandinaviska Enskilda Banken AB Class A	32,805	315,708
Skandinaviska Enskilda Banken AB Class C	298	3,169
Skanska AB Class B	7,586	95,359
SKF AB Class A	272	3,804
SKF AB Class B (c)	7,136	96,615
SkiStar AB	812	8,107
SmartCraft ASA (b)	1,547	2,169
SSAB AB Class A	3,865	17,222
SSAB AB Class B	11,986	51,670
Stendorren Fastigheter AB (b)	243	3,788
Stillfront Group AB (b)	8,319	18,021
Storskogen Group AB Class B	28,629	23,357
Svedbergs i Dalstorp AB Class B (b)	479	963

See accompanying notes to financial statements.
135

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Svenska Cellulosa AB SCA Class A	410	$ 5,268
Svenska Cellulosa AB SCA Class B	10,570	135,250
Svenska Handelsbanken AB Class A	29,068	239,983
Svenska Handelsbanken AB Class B	689	6,767
Sweco AB Class B	4,018	33,889
Swedbank AB Class A	17,515	231,771
Swedish Logistic Property AB Class B (b)	1,162	2,801
Swedish Match AB	28,962	287,075
Swedish Orphan Biovitrum AB (b)	3,774	73,321
SynAct Pharma AB (b)	471	2,199
Synsam AB	709	3,329
Systemair AB	1,636	7,474
Tele2 AB Class B	10,492	90,762
Telefonaktiebolaget LM Ericsson Class A (c)	1,171	7,070
Telefonaktiebolaget LM Ericsson Class B (c)	58,674	346,255
Telia Co. AB	47,528	137,177
Tethys Oil AB	538	3,040
Thule Group AB (a)(c)	2,013	40,541
Tobii AB (b)	1,910	3,406
Tobii Dynavox AB (b)(c)	1,914	3,363
Trelleborg AB Class B	4,597	86,948
Troax Group AB	754	10,708
Truecaller AB Class B (b)(c)	4,747	16,084
VBG Group AB Class B	348	3,700
Viaplay Group AB Class B (b)	1,348	26,602
Vitec Software Group AB Class B	612	18,177
Vitrolife AB	1,432	20,517
VNV Global AB (b)	1,658	3,385
Volati AB	454	4,021
Volvo AB Class A	3,627	53,862
Volvo AB Class B	30,335	432,111
Volvo Car AB Class B (b)	10,305	45,250
Wallenstam AB Class B	8,773	32,080
Wihlborgs Fastigheter AB	5,383	32,669
XANO Industri AB Class B	373	3,496
Xbrane Biopharma AB (b)	315	2,231
Xvivo Perfusion AB (b)	408	4,927
		10,048,852
SWITZERLAND — 11.9%
ABB, Ltd.	30,517	799,938
Adecco Group AG	3,235	90,090
Alcon, Inc.	9,553	564,299
Allreal Holding AG	290	40,660
ALSO Holding AG (b)	122	18,246
Arbonia AG	997	11,467
Aryzta AG (b)	18,705	18,957
Ascom Holding AG	650	3,936
Security Description	Shares	Value
Bachem Holding AG Class B	1,244	$ 79,373
Baloise Holding AG	870	111,993
Banque Cantonale Vaudoise	527	50,170
Barry Callebaut AG	69	131,025
Basellandschaftliche Kantonalbank	11	10,282
Basilea Pharmaceutica AG (b)(c)	253	10,256
Belimo Holding AG	188	70,196
Bell Food Group AG	41	9,019
Berner Kantonalbank AG	87	19,004
BKW AG	388	46,556
Bobst Group SA	138	11,020
Bossard Holding AG Class A	116	19,894
Bucher Industries AG	129	40,787
Burckhardt Compression Holding AG	58	21,862
Burkhalter Holding AG	150	11,369
Bystronic AG	30	16,215
Cembra Money Bank AG	588	42,117
Chocoladefabriken Lindt & Spruengli AG (e)	20	194,260
Chocoladefabriken Lindt & Spruengli AG (e)	2	199,949
Cie Financiere Richemont SA Class A	9,976	955,588
Clariant AG (b)	4,316	69,723
Comet Holding AG	146	21,479
Credit Suisse Group AG (b)	47,816	193,159
Daetwyler Holding AG Bearer Shares	138	22,237
DKSH Holding AG	694	50,627
dormakaba Holding AG (b)	58	19,770
Dottikon Es Holding AG (b)	51	10,322
Dufry AG (b)	1,335	41,193
EFG International AG (b)	1,457	11,620
Emmi AG	41	32,034
EMS-Chemie Holding AG	128	81,735
Fenix Outdoor International AG	93	6,629
Flughafen Zurich AG (b)	369	55,073
Forbo Holding AG	19	20,694
Fundamenta Real Estate AG (b)	539	8,817
Galenica AG (a)	974	71,003
Geberit AG	688	298,827
Georg Fischer AG	1,557	75,299
Givaudan SA	153	466,811
Gurit Holding AG Class BR (c)	53	3,904
Helvetia Holding AG	659	62,201
Holcim AG (b)	10,774	448,584
Huber + Suhner AG	295	23,558
Idorsia, Ltd. (b)(c)	2,056	26,863
Inficon Holding AG	34	23,041
Interroll Holding AG	14	26,883
Intershop Holding AG	27	17,035
IWG PLC (b)	14,809	20,871
Julius Baer Group, Ltd. (b)	4,200	185,624
Jungfraubahn Holding AG (b)	89	10,616
Kardex Holding AG	116	15,581

See accompanying notes to financial statements.
136

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Komax Holding AG	70	$ 16,393
Kongsberg Automotive ASA (b)(c)	15,786	3,146
Kuehne + Nagel International AG	1,080	221,651
Landis+Gyr Group AG (b)	432	23,613
LEM Holding SA	11	16,898
Leonteq AG	178	8,400
Logitech International SA (c)	3,325	155,229
Lonza Group AG	1,426	704,561
Luzerner Kantonalbank AG	63	25,955
Medacta Group SA (a)	110	9,366
Mediclinic International PLC	6,150	33,846
Medmix AG (a)	458	8,036
Meyer Burger Technology AG (b)(c)	44,600	17,926
Mobilezone Holding AG	812	12,292
Mobimo Holding AG	143	31,237
Molecular Partners AG (b)	484	3,221
Novartis AG	43,380	3,328,922
OC Oerlikon Corp. AG	3,889	25,090
Orior AG	117	8,143
Partners Group Holding AG	435	355,602
Peach Property Group AG (b)	178	4,087
PSP Swiss Property AG	877	88,212
Rieter Holding AG	58	4,962
Roche Holding AG Bearer Shares (e)	506	199,367
Roche Holding AG (e)	13,456	4,421,990
Romande Energie Holding SA	10	11,379
Schindler Holding AG (e)	771	121,143
Schindler Holding AG (e)	400	60,960
Schweiter Technologies AG Bearer Shares	18	13,423
Schweizerische Nationalbank	2	9,916
Sensirion Holding AG (a)(b)	193	15,903
SFS Group AG	350	30,297
SGS SA	115	248,285
Siegfried Holding AG (b)	79	58,994
SIG Group AG	6,582	134,950
Sika AG	2,936	598,684
SKAN Group AG (c)	209	12,273
Sonova Holding AG	1,008	225,309
St Galler Kantonalbank AG Class A	56	25,745
Stadler Rail AG (c)	1,116	30,977
Straumann Holding AG	2,242	209,200
Sulzer AG	333	19,369
SunMirror AG (b)	12	88
Swatch Group AG Bearer Shares (e)	558	127,276
Swatch Group AG (e)	1,032	43,786
Swiss Life Holding AG	605	269,538
Swiss Prime Site AG	1,454	116,704
Swisscom AG	485	228,395
Swissquote Group Holding SA	232	24,538
Tecan Group AG (b)	244	85,031
Temenos AG	1,290	88,390
Security Description	Shares	Value
u-blox Holding AG (b)	130	$ 15,929
UBS Group AG	61,456	903,811
Valiant Holding AG	310	29,606
Valora Holding AG (b)	77	20,340
VAT Group AG (a)(b)	518	107,258
Vetropack Holding AG	274	8,171
Vontobel Holding AG	549	29,786
VZ Holding AG	309	21,819
Walliser Kantonalbank	86	9,699
Wizz Air Holdings PLC (a)(b)	988	17,475
Ypsomed Holding AG	70	10,540
Zehnder Group AG	178	9,115
Zug Estates Holding AG Class B	6	10,363
Zuger Kantonalbank AG Class BR	3	21,702
Zur Rose Group AG (b)(c)	210	6,303
Zurich Insurance Group AG	2,876	1,154,199
		20,935,155
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
Helios Towers PLC (b)(c)	17,952	22,625
UKRAINE — 0.0% (d)
Ferrexpo PLC	5,721	7,766
Kernel Holding SA	990	3,405
		11,171
UNITED ARAB EMIRATES — 0.0% (d)
Borr Drilling, Ltd. (b)(c)	2,369	8,009
Network International Holdings PLC (a)(b)	9,171	31,020
Shelf Drilling, Ltd. (a)(b)	1,208	1,709
		40,738
UNITED KINGDOM — 20.3%
3i Group PLC	18,682	227,942
4imprint Group PLC	550	20,844
888 Holdings PLC (b)	7,461	7,796
A.G. Barr PLC	1,884	9,580
Abrdn PLC	41,292	64,117
Admiral Group PLC	5,239	111,966
AJ Bell PLC	6,018	18,085
Allfunds Group PLC	7,253	53,823
Alphawave IP Group PLC Class WI (b)(c)	5,797	8,917
AO World PLC (b)	6,714	3,233
Argo Blockchain PLC (b)(c)	7,289	2,693
Ascential PLC (b)	8,790	20,174
Ashmore Group PLC	9,738	21,426
Ashtead Group PLC	8,619	393,130
ASOS PLC (b)(c)	1,380	8,765
Associated British Foods PLC	6,932	97,617
Assura PLC REIT	57,602	34,465
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	6,460	8,617
AstraZeneca PLC	29,676	3,294,179
Auction Technology Group PLC (b)	1,836	14,593

See accompanying notes to financial statements.
137

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Auto Trader Group PLC (a)	18,102	$ 104,067
AVEVA Group PLC	2,380	83,476
Aviva PLC	53,781	233,059
Avon Protection PLC	550	6,901
B&M European Value Retail SA	17,903	61,174
Babcock International Group PLC (b)	4,931	15,335
BAE Systems PLC	60,274	531,408
Balfour Beatty PLC	12,062	41,256
Baltic Classifieds Group PLC	6,905	10,575
Barclays PLC	288,768	465,153
Barratt Developments PLC	19,380	74,031
Beazley PLC	11,582	72,919
Bellway PLC	2,316	44,028
Berkeley Group Holdings PLC	2,151	79,166
Biffa PLC (a)	6,173	28,391
Big Yellow Group PLC REIT	3,534	41,817
Bodycote PLC	3,736	19,401
BP PLC	361,305	1,746,799
Bridgepoint Group PLC (a)(c)	11,883	24,938
British American Tobacco PLC	39,750	1,431,692
British Land Co. PLC REIT	16,504	64,611
Britvic PLC	5,179	41,481
BT Group PLC (c)	132,697	179,755
Bunzl PLC	6,466	199,217
Burberry Group PLC	7,686	155,124
Bytes Technology Group PLC	4,499	21,083
Capita PLC (b)	32,627	9,120
Capital & Counties Properties PLC REIT	14,587	17,309
Capricorn Energy PLC (b)	6,093	16,664
Cazoo Group, Ltd. (b)(e)	2,815	1,295
Centrica PLC	113,816	90,004
Chemring Group PLC	5,499	17,433
Clarkson PLC	554	16,265
Close Brothers Group PLC	2,969	30,740
CLS Holdings PLC REIT	3,315	5,159
CNH Industrial NV	18,942	215,812
Coats Group PLC	28,194	16,020
Compass Group PLC	34,134	687,773
Computacenter PLC	1,630	35,172
Concentric AB	767	12,316
ConvaTec Group PLC (a)	30,954	71,043
Countryside Partnerships PLC (a)(b)	7,865	17,524
Cranswick PLC	1,030	30,814
Crest Nicholson Holdings PLC	5,011	10,248
Croda International PLC	2,738	197,017
Currys PLC	22,893	14,477
Darktrace PLC (b)(c)	7,521	24,776
DCC PLC	1,940	101,546
Dechra Pharmaceuticals PLC	2,179	63,778
Deliveroo PLC (a)(b)	22,693	21,472
Derwent London PLC REIT	1,951	43,994
DFS Furniture PLC	4,743	5,602
Diageo PLC	43,702	1,852,592
Security Description	Shares	Value
Diploma PLC	2,357	$ 61,147
Direct Line Insurance Group PLC	24,733	51,215
DiscoverIE Group PLC	1,659	12,001
Domino's Pizza Group PLC	7,941	19,732
Dr. Martens PLC	12,575	31,275
Drax Group PLC	8,009	53,687
DS Smith PLC	26,237	75,242
Dunelm Group PLC	2,457	20,022
easyJet PLC (b)	7,105	23,508
Elementis PLC (b)	11,335	11,420
Empiric Student Property PLC REIT	11,776	11,279
EnQuest PLC (b)	5,702	1,683
Entain PLC	11,253	136,420
Essentra PLC	5,649	11,515
Euromoney Institutional Investor PLC	2,131	34,303
Experian PLC	17,585	522,358
FDM Group Holdings PLC	1,810	12,669
Firstgroup PLC	14,905	17,504
Forterra PLC (a)	3,921	10,242
Frasers Group PLC (b)	2,833	21,442
Future PLC	2,180	32,123
Games Workshop Group PLC	636	41,143
Genuit Group PLC	4,920	16,010
Genus PLC	1,273	37,203
Go-Ahead Group PLC (b)	827	14,272
Grafton Group PLC CDI	4,218	31,632
Grainger PLC	13,023	33,349
Great Portland Estates PLC REIT	3,963	19,465
Greggs PLC	1,972	37,687
Gym Group PLC (a)(b)	3,219	3,953
Haleon PLC (b)	108,699	338,844
Halfords Group PLC	3,644	5,361
Halma PLC	7,206	164,501
Hammerson PLC REIT	70,405	14,068
Harbour Energy PLC	11,919	59,594
Hargreaves Lansdown PLC	6,745	65,295
Hays PLC	32,321	36,801
Headlam Group PLC	1,538	3,966
Helical PLC	2,015	8,008
Henry Boot PLC	2,137	5,892
Hill & Smith Holdings PLC	1,550	15,763
Hilton Food Group PLC	1,761	10,517
Hiscox, Ltd.	6,772	66,706
HomeServe PLC (b)	5,897	77,941
Howden Joinery Group PLC	11,000	62,035
HSBC Holdings PLC	388,658	2,027,422
Ibstock PLC (a)	7,997	14,658
IG Group Holdings PLC	8,263	70,425
IMI PLC	5,018	62,682
Imperial Brands PLC	18,149	375,818
Inchcape PLC	7,125	54,284
Indivior PLC (b)	13,247	42,026

See accompanying notes to financial statements.
138

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Informa PLC	27,822	$ 161,251
IntegraFin Holdings PLC	5,489	13,468
InterContinental Hotels Group PLC	3,564	173,820
Intermediate Capital Group PLC	5,574	61,152
International Consolidated Airlines Group SA (b)(c)	47,563	50,265
Intertek Group PLC	3,099	128,240
Investec PLC	11,502	46,621
IP Group PLC	19,602	12,998
ITV PLC	69,285	44,302
J D Wetherspoon PLC (b)	2,002	9,042
J Sainsbury PLC	33,800	65,765
JD Sports Fashion PLC	46,918	52,479
John Wood Group PLC (b)	13,298	18,905
Johnson Matthey PLC	3,478	71,147
Jupiter Fund Management PLC	8,936	9,162
Just Eat Takeaway.com NV (a)(b)	2,911	46,130
Just Eat Takeaway.com NV (a)(b)	677	10,766
Just Group PLC	20,209	12,622
Kainos Group PLC	1,734	24,912
Keller Group PLC	1,338	9,410
Kier Group PLC (b)	8,115	6,151
Kingfisher PLC	38,219	94,031
Lancashire Holdings, Ltd.	4,626	25,665
Land Securities Group PLC REIT	12,948	75,420
Legal & General Group PLC	114,019	275,560
Linde PLC	9,519	2,603,620
Liontrust Asset Management PLC	1,205	9,833
Lloyds Banking Group PLC	1,323,878	611,680
London Stock Exchange Group PLC	6,773	576,730
LondonMetric Property PLC REIT	17,465	34,021
LXI REIT PLC	32,742	45,322
M&G PLC	48,780	90,692
Man Group PLC	25,074	62,726
Marks & Spencer Group PLC (b)	36,723	40,453
Marlowe PLC (b)	1,609	14,369
Marshalls PLC	5,039	16,459
Marston's PLC (b)	11,994	4,772
Melrose Industries PLC	78,082	89,080
Micro Focus International PLC	6,635	38,544
Mitchells & Butlers PLC (b)	5,195	6,675
Mitie Group PLC	26,396	18,446
MJ Gleeson PLC	1,058	4,866
Molten Ventures PLC (b)	2,583	8,754
Moneysupermarket.com Group PLC	10,481	21,738
Moonpig Group PLC (b)	5,455	9,713
Morgan Advanced Materials PLC	5,569	14,112
Morgan Sindall Group PLC	852	14,057
National Express Group PLC (b)	10,500	19,774
Security Description	Shares	Value
National Grid PLC	70,095	$ 728,480
NatWest Group PLC	91,762	231,398
NCC Group PLC	5,708	13,922
Next PLC	2,478	132,805
Ninety One PLC	7,869	15,987
Ocado Group PLC (b)	12,029	63,447
On the Beach Group PLC (a)(b)	2,914	3,279
OSB Group PLC	8,524	40,002
Oxford Biomedica PLC (b)	1,378	5,330
Oxford Instruments PLC	1,054	20,990
Oxford Nanopore Technologies PLC (b)	11,956	34,234
Pagegroup PLC	6,412	26,526
Paragon Banking Group PLC	4,649	20,489
Pearson PLC	14,121	136,636
Pennon Group PLC	5,005	43,970
Pepco Group NV (a)(b)	2,440	14,771
Persimmon PLC	6,138	84,792
Pets at Home Group PLC	9,770	28,792
Phoenix Group Holdings PLC	16,419	96,555
Picton Property Income, Ltd. REIT	9,936	9,472
Playtech PLC (b)	5,525	27,236
Premier Foods PLC	12,739	13,552
Primary Health Properties PLC REIT	25,559	32,355
Provident Financial PLC	4,959	9,228
PZ Cussons PLC	6,313	13,756
QinetiQ Group PLC	11,163	41,122
Quilter PLC (a)	23,584	24,147
Rathbones Group PLC	1,243	22,756
Reach PLC	5,984	4,626
Reckitt Benckiser Group PLC	14,074	938,877
Redde Northgate PLC	4,389	14,184
Redrow PLC	5,624	25,062
RELX PLC	37,569	923,480
Renewi PLC (b)	1,443	9,101
Renishaw PLC	669	26,258
Rentokil Initial PLC (c)	35,698	190,282
Restaurant Group PLC (b)	14,424	4,750
Rightmove PLC	16,361	88,068
Rolls-Royce Holdings PLC (b)	158,777	123,343
Rotork PLC	16,082	42,044
Royal Mail PLC	14,243	29,327
RS GROUP PLC	8,978	97,114
S4 Capital PLC (b)	8,768	14,241
Sabre Insurance Group PLC (a)	4,885	5,290
Safestore Holdings PLC REIT	4,117	38,582
Sage Group PLC	19,311	150,294
Savills PLC	2,798	24,847
Schroders PLC	17,998	78,215
Segro PLC REIT	23,157	194,652
Senior PLC	7,690	10,044
Serco Group PLC	23,887	41,677
Severn Trent PLC	4,867	127,948
Shaftesbury PLC REIT	3,524	14,469

See accompanying notes to financial statements.
139

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Smith & Nephew PLC	16,809	$ 197,115
Smiths Group PLC	7,110	119,847
Softcat PLC	2,511	33,356
Spectris PLC	2,141	65,390
Spirax-Sarco Engineering PLC	1,411	163,810
Spire Healthcare Group PLC (a)(b)	5,143	12,372
Spirent Communications PLC	11,941	34,977
SSE PLC	20,553	350,459
SSP Group PLC (b)	15,481	32,809
St James's Place PLC	10,393	120,194
Standard Chartered PLC	47,333	299,485
SThree PLC	2,454	9,424
Subsea 7 SA	4,484	35,593
Synthomer PLC	6,810	8,096
Tate & Lyle PLC	7,831	59,444
Taylor Wimpey PLC	67,990	67,017
Telecom Plus PLC	1,386	26,704
Tesco PLC	144,404	333,358
THG PLC (b)	14,475	6,095
TORM PLC Class A	539	11,057
TP ICAP Group PLC	15,402	33,699
Trainline PLC (a)(b)	9,221	32,496
Travis Perkins PLC	4,060	35,188
Treatt PLC	1,099	7,238
Tritax Big Box REIT PLC	35,707	54,129
Trustpilot Group PLC (a)(b)	4,142	3,482
TT Electronics PLC	3,172	4,986
Tyman PLC	3,621	7,955
UK Commercial Property REIT, Ltd.	14,368	9,671
Unilever PLC	50,355	2,231,025
UNITE Group PLC REIT	6,329	60,654
United Utilities Group PLC	13,104	130,014
Vesuvius PLC	5,328	18,402
Victrex PLC	1,690	31,505
VIDENDUM PLC	973	13,077
Virgin Money UK PLC	24,314	33,737
Vistry Group PLC	4,145	27,253
Vodafone Group PLC	498,942	563,207
Volution Group PLC	3,703	12,132
Watches of Switzerland Group PLC (a)(b)	4,578	34,444
Weir Group PLC	4,982	78,221
WH Smith PLC (b)	2,438	32,563
Whitbread PLC	3,865	99,320
Wickes Group PLC	4,744	6,392
Wincanton PLC	2,255	7,363
Wise PLC Class A (b)	12,629	93,130
Workspace Group PLC REIT	2,419	10,763
WPP PLC	20,733	173,582
		35,653,646
UNITED STATES — 5.7%
Carnival PLC (b)	2,752	17,873
Diversified Energy Co. PLC	17,058	24,697
Ferguson PLC	4,094	429,775
Security Description	Shares	Value
GSK PLC	77,896	$ 1,135,462
HUUUGE, Inc. (a)(b)	712	3,295
Nestle SA	52,668	5,729,936
NortonLifeLock, Inc.	397	7,996
PolyPeptide Group AG (a)(b)	298	8,780
Profoto Holding AB	312	2,235
PureTech Health PLC (b)	5,167	14,247
QIAGEN NV (b)	4,380	184,421
REC Silicon ASA (b)	5,657	9,500
Rhi Magnesita NV	519	9,785
Schneider Electric SE	10,938	1,253,060
Signify NV (a)	2,460	64,177
Sinch AB (a)(b)(c)	11,886	16,126
Stellantis NV (e)	16,558	199,130
Stellantis NV (e)	27,033	324,998
Swiss Re AG	5,519	410,231
Tenaris SA	8,985	116,761
		9,962,485
TOTAL COMMON STOCKS (Cost $259,883,671)		174,667,253

RIGHTS — 0.0% (d)
SWEDEN — 0.0% (d)
Securitas AB (expiring 10/11/22) (b)(c)	38,608	16,108
WARRANTS — 0.0% (d)
ITALY — 0.0% (d)
Webuild SpA (expiring 08/02/30) (b)(c)(f)	775	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (g)(h)	91,716	91,734
State Street Navigator Securities Lending Portfolio II (i)(j)	2,132,015	2,132,015
TOTAL SHORT-TERM INVESTMENTS (Cost $2,223,736)		2,223,749
TOTAL INVESTMENTS — 100.5% (Cost $262,128,389)		176,907,110
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(921,576)
NET ASSETS — 100.0%		$ 175,985,534

See accompanying notes to financial statements.
140

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.9% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at September 30, 2022.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$174,625,127	$42,126	$ 0(a)	$174,667,253
Rights	16,108	—	—	16,108
Warrants	—	—	0(a)	0
Short-Term Investments	2,223,749	—	—	2,223,749
TOTAL INVESTMENTS	$176,864,984	$42,126	$ 0	$ 176,907,110
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2022.
Sector Breakdown as of September 30, 2022

% of Net Assets
Financials	15.7%
Industrials	15.1
Health Care	15.0
Consumer Staples	12.5
Consumer Discretionary	9.5
Materials	8.5
Information Technology	7.3
Energy	6.1
Utilities	4.0
Communication Services	3.7
Real Estate	1.8
Short-Term Investments	1.3
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
141

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	53,957	$ 53,968	$ 9,595,972	$ 9,558,113	$(106)	$13	91,716	$ 91,734	$ 1,490
State Street Navigator Securities Lending Portfolio II	2,762,951	2,762,951	27,462,056	28,092,992	—	—	2,132,015	2,132,015	43,030
Total		$2,816,919	$37,058,028	$37,651,105	$(106)	$13		$2,223,749	$44,520
See accompanying notes to financial statements.
142

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 2.3%
Alkane Resources, Ltd. (a)(b)	67,551	$ 29,751
Allkem, Ltd. (a)	2,750	24,488
Alumina, Ltd. (b)	184,277	149,878
AMP, Ltd. (a)(b)	48,749	34,321
Appen, Ltd. (a)(b)	2,027	4,066
Aussie Broadband, Ltd. (a)(b)	6,844	10,033
Australia & New Zealand Banking Group, Ltd. (b)	12,956	189,925
Australian Ethical Investment, Ltd.	782	2,519
Australian Strategic Materials, Ltd. (a)(b)	3,558	5,353
Bellevue Gold, Ltd. (a)(b)	46,831	22,582
Betmakers Technology Group, Ltd. (a)(b)	66,048	13,377
BHP Group, Ltd.	22,122	547,883
Blackmores, Ltd. (b)	79	3,199
Boral, Ltd. (b)	26,095	44,797
Boss Energy, Ltd. (a)	4,072	6,912
BrainChip Holdings, Ltd. (a)(b)	75,512	42,239
Brambles, Ltd.	36,332	266,534
Calix, Ltd. (a)(b)	2,491	9,257
Capricorn Metals, Ltd. (a)	2,067	3,987
Chalice Mining, Ltd. (a)(b)	2,102	5,311
Champion Iron, Ltd. (b)	4,227	13,127
Clinuvel Pharmaceuticals, Ltd. (b)	1,311	15,661
Codan, Ltd. (b)	821	2,993
Coles Group, Ltd. (b)	16,585	175,198
Commonwealth Bank of Australia (b)	4,016	234,195
Core Lithium, Ltd. (a)(b)	16,974	12,059
Coronado Global Resources, Inc. CDI (c)	9,264	10,394
CSL, Ltd.	6,157	1,128,292
De Grey Mining, Ltd. (a)(b)	21,463	14,352
Deterra Royalties, Ltd.	6,063	15,593
EML Payments, Ltd. (a)(b)	9,989	5,138
Endeavour Group, Ltd.	6,266	28,201
Firefinch, Ltd. (a)(b)	22,838	881
Fortescue Metals Group, Ltd.	26,072	281,954
Genworth Mortgage Insurance Australia, Ltd.	6,339	11,086
Glencore PLC	28,569	152,489
Gold Road Resources, Ltd. (b)	4,851	3,992
Home Consortium, Ltd. REIT	7,170	20,745
Iluka Resources, Ltd. (b)	6,063	35,318
Imugene, Ltd. (a)(b)	24,274	2,809
Insurance Australia Group, Ltd. (b)	81,063	239,749
ioneer, Ltd. (a)(b)	27,606	11,271
Jervois Global, Ltd. (a)(b)	12,742	4,219
Karoon Energy, Ltd. (a)	5,362	6,274
Kogan.com, Ltd. (a)(b)	3,864	7,577
Lake Resources NL (a)(b)	9,210	5,300
Security Description	Shares	Value
LendLease Corp., Ltd. Stapled Security	42,880	$ 245,922
Leo Lithium, Ltd. (a)(b)	16,975	6,112
Liontown Resources, Ltd. (a)(b)	5,098	4,884
Lynas Rare Earths, Ltd. (a)(b)	3,763	18,291
Macquarie Group, Ltd.	7,658	752,048
Mayne Pharma Group, Ltd. (a)(b)	25,986	4,595
Megaport, Ltd. (a)(b)	6,972	34,920
Mesoblast, Ltd. (a)(b)	17,278	8,665
Mincor Resources NL (a)(b)	5,831	6,842
Nanosonics, Ltd. (a)(b)	11,110	24,715
National Australia Bank, Ltd. (b)	16,146	299,079
Nearmap, Ltd. (a)(b)	25,667	33,170
Neometals, Ltd. (a)(b)	20,811	15,053
Newcrest Mining, Ltd. (d)	8,536	92,861
Northern Star Resources, Ltd. (b)	743	3,740
Novonix, Ltd. (a)(b)	2,145	2,427
Nufarm, Ltd. (b)	1,244	3,999
Omni Bridgeway, Ltd. (a)	11,143	27,081
oOh!media, Ltd.	4,175	3,288
Origin Energy, Ltd.	27,036	89,869
Orora, Ltd.	2,146	4,139
OZ Minerals, Ltd. (b)	26,719	442,874
Paladin Energy, Ltd. (a)(b)	11,313	5,492
Pepper Money, Ltd.	15,778	14,152
Perseus Mining, Ltd.	10,100	9,871
Pilbara Minerals, Ltd. (a)(b)	13,109	38,434
PointsBet Holdings, Ltd. (a)(b)	9,523	11,388
PolyNovo, Ltd. (a)(b)	53,256	44,513
Pro Medicus, Ltd. (b)	2,259	72,897
QBE Insurance Group, Ltd.	12,727	94,348
Ramelius Resources, Ltd.	15,011	6,901
Red 5, Ltd. (a)(b)	46,673	5,702
Regis Resources, Ltd. (b)	3,534	3,545
Rio Tinto PLC	11,512	629,177
Rio Tinto, Ltd.	910	54,641
Santos, Ltd.	22,762	103,761
Sayona Mining, Ltd. (a)(b)	150,983	22,813
Scentre Group REIT	37,939	61,958
Shopping Centres Australasia Property Group REIT	512,845	774,874
Silver Lake Resources, Ltd. (a)	20,840	15,811
Sonic Healthcare, Ltd. (b)	20,160	396,374
South32, Ltd. (b)	11,120	26,626
St Barbara, Ltd. (a)(b)	6,100	2,902
Suncorp Group, Ltd.	26,649	171,854
Syrah Resources, Ltd. (a)(b)	15,777	16,636
Telix Pharmaceuticals, Ltd. (a)(b)	6,947	21,127
Temple & Webster Group, Ltd. (a)(b)	1,405	4,526
Transurban Group Stapled Security	37,467	297,263

See accompanying notes to financial statements.
143

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Tyro Payments, Ltd. (a)(b)	23,882	$ 19,961
Vicinity Centres REIT	141,014	157,304
Vulcan Energy Resources, Ltd. (a)(b)	1,402	6,761
Wesfarmers, Ltd. (b)	16,585	455,537
West African Resources, Ltd. (a)(b)	32,804	22,146
Westgold Resources, Ltd. (a)(b)	33,910	18,205
Westpac Banking Corp. (b)	18,695	248,092
Woodside Energy Group, Ltd.	13,028	265,195
Woolworths Group, Ltd. (b)	6,266	136,775
		10,217,415
AUSTRIA — 0.1%
DO & Co. AG (a)(b)	3,571	237,886
Kontron AG	1,012	14,445
OMV AG	5,580	204,281
Schoeller-Bleckmann Oilfield Equipment AG	2,851	125,405
		582,017
BAHAMAS — 0.0% (e)
OneSpaWorld Holdings, Ltd. (a)	2,977	25,007
BELGIUM — 0.2%
Anheuser-Busch InBev SA/NV	4,225	193,479
Solvay SA	2,459	191,849
UCB SA	4,801	334,499
		719,827
BRAZIL — 0.8%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	16,300	6,057
Ambev SA ADR	55,252	156,363
Anima Holding SA (a)	40,255	45,101
Armac Locacao Logistica E Servicos SA	8,600	22,784
Azul SA Preference Shares (a)	10,320	28,086
Banco Bradesco SA ADR	78,358	288,357
Biohaven Pharmaceutical Holding Co., Ltd. (a)	218	32,955
Boa Vista Servicos SA	30,534	33,250
Cia Brasileira de Aluminio	4,700	9,941
Cia Energetica de Minas Gerais ADR	9,436	19,061
Cia Energetica do Ceara Class A, Preference Shares	800	6,730
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	1,900	18,259
Cia Siderurgica Nacional SA ADR	27,151	64,619
CVC Brasil Operadora e Agencia de Viagens SA (a)	31,816	37,117
Security Description	Shares	Value
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,725	$ 22,815
Eneva SA (a)	5,900	15,435
ERO Copper Corp. (a)(b)	444	4,934
Ez Tec Empreendimentos e Participacoes SA	9,630	37,816
Gerdau SA ADR	24,502	110,749
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	16,380	27,043
Infracommerce CXAAS SA (a)(d)	9,600	10,117
Infracommerce CXAAS SA (d)	2,723	2,870
Itau Unibanco Holding SA Preference Shares ADR	52,862	273,297
Light SA	1,800	1,797
Locaweb Servicos de Internet SA (a)(c)	6,164	10,256
Marfrig Global Foods SA	2,451	4,473
Meliuz SA (a)(c)	96,802	20,224
MercadoLibre, Inc. (a)	318	263,234
Minerva SA	11,533	26,738
Natura & Co. Holding SA ADR (b)	7,185	39,230
Omega Energia SA (a)	47,574	90,419
Oncoclinicas do Brasil Servicos Medicos SA (a)	3,160	3,733
Petro Rio SA (a)	45,995	234,106
Petroleo Brasileiro SA Preference Shares ADR	34,271	379,723
Petroleo Brasileiro SA ADR	13,986	172,587
Petroreconcavo SA	7,600	35,212
Santos Brasil Participacoes SA	3,574	5,048
Taurus Armas SA	5,600	16,938
Vale SA ADR	42,391	564,648
Via SA (a)	16,311	9,620
Wheaton Precious Metals Corp. (b)	4,985	162,279
Yara International ASA	3,103	109,145
		3,423,166
BURKINA FASO — 0.0% (e)
IAMGOLD Corp. (a)(b)	3,526	3,823
CANADA — 3.3%
Advantage Energy, Ltd. (a)(b)	19,926	144,001
Agnico Eagle Mines, Ltd.	1,825	77,513
Alamos Gold, Inc. Class A (b)	638	4,755
Altius Minerals Corp. (b)	5,360	75,521
Anaergia, Inc. (a)	1,535	9,384
Aurinia Pharmaceuticals, Inc. (a)	5,032	37,841
Aurora Cannabis, Inc. (a)(b)	2,104	2,572
Aya Gold & Silver, Inc. (a)	5,486	31,981
B2Gold Corp. (b)	6,051	19,553
Ballard Power Systems, Inc. (a)(b)	5,452	33,568
Bank of Montreal	4,181	368,395

See accompanying notes to financial statements.
144

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Bank of Nova Scotia	5,037	$ 240,843
Barrick Gold Corp. (b)	7,210	112,344
Birchcliff Energy, Ltd. (b)	2,757	19,684
BlackBerry, Ltd. (a)(b)	3,950	18,714
Bombardier, Inc. Class B (a)(b)	808	14,542
Brookfield Asset Management Reinsurance Partners, Ltd. Class A (a)(b)	120	4,936
Brookfield Asset Management, Inc. Class A	17,353	713,670
Calibre Mining Corp. (a)	22,223	15,365
Cameco Corp. (b)	10,380	276,941
Canada Goose Holdings, Inc. (a)(b)	496	7,588
Canadian Imperial Bank of Commerce (b)	3,664	161,221
Canadian National Railway Co.	7,830	850,100
Canadian Natural Resources, Ltd.	7,830	366,412
Canadian Pacific Railway, Ltd.	8,240	552,971
Canadian Tire Corp., Ltd. Class A (b)	1,935	207,083
Canopy Growth Corp. (a)(b)	1,318	3,597
Cenovus Energy, Inc. (b)	9,973	154,017
Converge Technology Solutions Corp. (a)(b)	990	4,734
Corby Spirit and Wine, Ltd.	3,452	44,241
Crescent Point Energy Corp. (b)	5,130	31,735
Cronos Group, Inc. (a)(b)	1,542	4,343
Docebo, Inc. (a)	2,609	70,824
Dundee Precious Metals, Inc.	5,841	26,101
Enbridge, Inc. (b)	10,782	401,917
Endeavour Silver Corp. (a)	24,609	74,505
Enerplus Corp. (b)	10,268	146,168
Enthusiast Gaming Holdings, Inc. (a)(b)	12,423	10,669
EQB, Inc. (b)	1,010	34,136
Equinox Gold Corp. (a)(b)	11,861	43,247
Filo Mining Corp. (a)(b)	656	7,920
First Majestic Silver Corp. (b)	20,961	161,092
Fortuna Silver Mines, Inc. (a)(b)	3,702	9,322
George Weston, Ltd. (b)	508	53,471
GoGold Resources, Inc. (a)	13,729	15,787
Headwater Exploration, Inc. (a)	707	2,706
Hut 8 Mining Corp. (a)(b)	11,439	20,480
IGM Financial, Inc. (b)	3,062	76,703
Imperial Oil, Ltd. (b)	5,667	246,675
Jamieson Wellness, Inc. (b)(c)	1,530	37,313
Just Energy Group, Inc. (a)(b)(d)	337	61
Just Energy Group, Inc. (a)(d)	4	1
K92 Mining, Inc. (a)	2,424	13,937
Karora Resources, Inc. (a)	2,323	4,818
Kinaxis, Inc. (a)(b)	210	20,949
Kinross Gold Corp. (b)	16,849	63,764
Security Description	Shares	Value
Largo, Inc. (a)	5,858	$ 30,952
Lightspeed Commerce, Inc. (a)(b)	838	14,826
Lithium Americas Corp. (a)(b)	2,897	76,428
Loblaw Cos., Ltd.	6,371	507,158
MAG Silver Corp. (a)(b)	917	11,539
Magnet Forensics, Inc. (a)	1,351	21,611
Manulife Financial Corp. (b)	14,405	227,285
Maverix Metals, Inc.	1,010	3,374
McEwen Mining, Inc. (a)(b)	4,544	14,812
MEG Energy Corp. (a)(b)	2,050	23,065
Mind Medicine MindMed, Inc. (a)(b)	1,083	3,783
Minto Apartment Real Estate Investment Trust (c)	5,655	53,091
MTY Food Group, Inc. (b)	3,161	131,151
NanoXplore, Inc. (a)(b)	7,021	16,402
National Bank of Canada	10,784	679,509
New Gold, Inc. (a)(b)	4,841	4,333
New Pacific Metals Corp. (a)	11,568	24,331
NexGen Energy, Ltd. (a)(b)	28,203	103,038
Novagold Resources, Inc. (a)(b)	1,741	8,261
Nutrien, Ltd. (b)	4,252	356,487
Nuvei Corp. (a)(b)(c)	505	13,720
Onex Corp. (b)	6,776	312,454
Organigram Holdings, Inc. (a)(b)	1,911	1,697
Orla Mining, Ltd. (a)(b)	1,121	3,679
Osisko Mining, Inc. (a)(b)	25,425	57,176
Pan American Silver Corp. (b)	840	13,425
Park Lawn Corp.	3,492	61,171
Pipestone Energy Corp. (a)	2,626	7,071
PyroGenesis Canada, Inc. (a)(b)	10,898	11,976
Real Matters, Inc. (a)(b)	6,900	23,853
Repare Therapeutics, Inc. (a)(b)	3,927	47,634
Rogers Communications, Inc. Class B (b)	10,801	418,268
Royal Bank of Canada	9,458	856,076
Sabina Gold & Silver Corp. (a)	2,375	1,884
Sandstorm Gold, Ltd. (b)	840	4,371
Shaw Communications, Inc. Class B	7,420	181,389
Shopify, Inc. Class A (a)(b)	7,227	195,606
Silvercorp Metals, Inc.	7,271	17,092
SilverCrest Metals, Inc. (a)(b)	34,479	192,463
SNC-Lavalin Group, Inc. (b)	4,522	75,693
Solaris Resources, Inc. (a)	656	2,769
SSR Mining, Inc. (b)	7,059	104,340
Summit Industrial Income REIT	5,640	70,231
Sun Life Financial, Inc. (b)	11,107	444,021
Suncor Energy, Inc.	15,841	448,466
SunOpta, Inc. (a)(b)	576	5,278
Taseko Mines, Ltd. (a)(b)	2,828	3,252
TC Energy Corp. (b)	7,108	287,827

See accompanying notes to financial statements.
145

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Teck Resources, Ltd. Class B	5,640	$ 172,436
TECSYS, Inc. (b)	1,083	23,062
TELUS Corp. (b)	34,502	688,759
Tilray Brands, Inc. (a)(b)	2,682	7,417
Tilray Brands, Inc. Class 2 (a)(b)	4,913	13,511
Torex Gold Resources, Inc. (a)(b)	638	4,629
Toronto-Dominion Bank (b)	13,560	836,071
TransAlta Corp. (b)	17,676	157,071
Voyager Digital, Ltd. (a)	6,606	764
Well Health Technologies Corp. (a)(b)	1,515	3,396
Wesdome Gold Mines, Ltd. (a)(b)	7,382	50,179
Yamana Gold, Inc. (b)	13,370	60,815
		14,345,159
CHILE — 0.0% (e)
Aguas Andinas SA Class A	28,728	5,636
Cia Cervecerias Unidas SA	903	4,959
Embotelladora Andina SA Class B, Preference Shares	24,106	42,178
Enel Chile SA ADR	3,411	4,707
Inversiones Aguas Metropolitanas SA	12,101	5,176
Liberty Latin America, Ltd. Class C (a)	1,053	6,476
Parque Arauco SA	11,644	10,211
Plaza SA	5,631	4,591
Sociedad Quimica y Minera de Chile SA ADR	831	75,413
Vina Concha y Toro SA	12,974	14,858
		174,205
CHINA — 3.2%
360 DigiTech, Inc. ADR	261	3,346
AAC Technologies Holdings, Inc. (a)(b)	2,500	3,911
Agora, Inc. ADR (a)	2,346	8,516
Agricultural Bank of China, Ltd. Class H	279,000	83,523
AK Medical Holdings, Ltd. (b)(c)	28,000	27,572
Akeso, Inc. (a)(b)(c)	14,000	38,701
Alibaba Group Holding, Ltd. ADR (a)	1,600	127,984
Alibaba Group Holding, Ltd. (a)	112,900	1,121,104
Alibaba Health Information Technology, Ltd. (a)	86,000	39,440
A-Living Smart City Services Co., Ltd. (c)	2,500	1,981
Alphamab Oncology (a)(b)(c)	13,000	10,102
Aluminum Corp. of China, Ltd. Class A	8,800	5,098
Anhui Conch Cement Co., Ltd. Class H (b)	6,000	19,032
Security Description	Shares	Value
Anhui Gujing Distillery Co., Ltd. Class A	600	$ 22,888
Anhui Gujing Distillery Co., Ltd. Class B	3,600	53,198
Anhui Honglu Steel Construction Group Co., Ltd. Class A	3,120	14,512
Anhui Kouzi Distillery Co., Ltd. Class A	1,400	9,228
Anjoy Foods Group Co., Ltd. Class A	700	15,247
ANTA Sports Products, Ltd.	5,000	52,994
Archosaur Games, Inc. (a)(b)(c)	15,000	5,389
Ascentage Pharma Group International (a)(b)(c)	15,400	23,228
Autohome, Inc. ADR	496	14,265
Baidu, Inc. ADR (a)	42	4,935
Baidu, Inc. Class A (a)	16,810	244,337
Bank of China, Ltd. Class H	685,000	224,264
Bank of Communications Co., Ltd. Class H	190,000	100,205
Baozun, Inc. ADR (a)	5,957	37,410
BeiGene, Ltd. ADR (a)	87	11,729
Beijing Enlight Media Co., Ltd. Class A	9,000	8,963
Beijing Shunxin Agriculture Co., Ltd. Class A	10,000	27,928
Beijing Sinnet Technology Co., Ltd. Class A	9,500	10,647
Beijing Tiantan Biological Products Corp., Ltd. Class A	13,536	38,334
Bilibili, Inc. Class Z (a)	1,435	21,863
BOE Varitronix, Ltd. (b)	57,000	103,110
Budweiser Brewing Co. APAC, Ltd. (c)	1,700	4,450
Burning Rock Biotech, Ltd. ADR (a)(b)	5,603	13,391
BYD Co., Ltd. Class A	1,400	49,489
BYD Co., Ltd. Class H	3,000	74,294
Canaan, Inc. ADR (a)(b)	2,709	8,886
CanSino Biologics, Inc. Class H (b)(c)	200	1,135
CGN New Energy Holdings Co., Ltd. (b)	14,000	4,013
Chengtun Mining Group Co., Ltd. Class A	17,900	16,295
Chifeng Jilong Gold Mining Co., Ltd. Class A (a)	27,000	76,806
China CITIC Bank Corp., Ltd. Class H	62,000	24,642
China Conch Environment Protection Holdings, Ltd. (a)	5,000	2,561
China Conch Venture Holdings, Ltd.	5,000	7,975
China Construction Bank Corp. Class H	707,000	408,894
China Foods, Ltd.	60,000	17,886

See accompanying notes to financial statements.
146

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
China Gas Holdings, Ltd.	21,200	$ 25,413
China Life Insurance Co., Ltd. Class H	96,000	123,028
China Maple Leaf Educational Systems, Ltd. (a)	592,000	26,772
China Meidong Auto Holdings, Ltd.	2,000	3,164
China Mengniu Dairy Co., Ltd. (a)	9,000	35,714
China Merchants Bank Co., Ltd. Class H	96,174	447,184
China Merchants Energy Shipping Co., Ltd. Class A	7,700	7,669
China Minmetals Rare Earth Co., Ltd. Class A (a)	1,800	6,645
China Minsheng Banking Corp., Ltd. Class H (b)	43,500	12,468
China New Higher Education Group, Ltd. (b)(c)	2,000	489
China Overseas Land & Investment, Ltd.	48,000	125,046
China Overseas Property Holdings, Ltd.	5,000	4,350
China Pacific Insurance Group Co., Ltd. Class H	18,400	33,894
China Petroleum & Chemical Corp. Class H	353,200	151,630
China Resources Beer Holdings Co., Ltd.	8,000	55,695
China Resources Gas Group, Ltd.	2,000	6,357
China Resources Land, Ltd.	15,000	59,045
China Ruyi Holdings, Ltd. (a)(b)	164,000	35,099
China Shenhua Energy Co., Ltd. Class H	44,500	132,935
China Tower Corp., Ltd. Class H (c)	318,000	34,028
China Vanke Co., Ltd. Class H (b)	12,000	21,860
Chindata Group Holdings, Ltd. ADR (a)	3,149	25,444
Chlitina Holding, Ltd.	2,000	9,796
Chongqing Brewery Co., Ltd. Class A	2,100	33,050
Chongqing Fuling Zhacai Group Co., Ltd. Class A	1,300	4,956
CIFI Ever Sunshine Services Group, Ltd. (b)	20,000	7,440
CITIC, Ltd.	89,000	83,899
CMOC Group, Ltd. Class A	7,400	4,899
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	4,205	4,064
COFCO Joycome Foods., Ltd. (a)	64,000	17,203
Contemporary Amperex Technology Co., Ltd. Class A	400	22,493
Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co., Ltd. Class A (a)	5,700	$ 14,464
COSCO SHIPPING Ports, Ltd.	38,715	24,413
Country Garden Holdings Co., Ltd. (a)(b)	76,278	17,685
Country Garden Services Holdings Co., Ltd. (b)	10,000	14,726
CSPC Pharmaceutical Group, Ltd.	26,880	26,641
CStone Pharmaceuticals (a)(b)(c)	7,500	3,344
Dada Nexus, Ltd. ADR (a)	1,505	7,119
Daqo New Energy Corp. ADR (a)	2,498	132,594
DaShenLin Pharmaceutical Group Co., Ltd. Class A	3,240	13,771
Dongyue Group, Ltd.	23,000	22,942
DouYu International Holdings, Ltd. ADR (a)	18,366	18,366
EHang Holdings, Ltd. ADR (a)(b)	1,034	4,353
ENN Energy Holdings, Ltd.	1,800	24,077
Everest Medicines, Ltd. (a)(c)	4,500	4,299
Excellence Commercial Property & Facilities Management Group, Ltd. (b)	18,000	6,306
Fire Rock Holdings, Ltd. (a)(b)(f)	142,000	5,065
Flat Glass Group Co., Ltd. Class H (a)(b)	17,000	41,364
Futu Holdings, Ltd. ADR (a)(b)	665	24,798
Ganfeng Lithium Co., Ltd. Class A	980	10,288
Gaotu Techedu, Inc. ADR (a)	27,860	33,711
G-bits Network Technology Xiamen Co., Ltd. Class A	300	10,457
GCL New Energy Holdings, Ltd. (a)(b)	1,444,000	15,820
GCL System Integration Technology Co., Ltd. Class A (a)	25,800	11,436
GDS Holdings, Ltd. Class A (a)	3,561	7,803
Geely Automobile Holdings, Ltd.	17,000	23,432
GEM Co., Ltd. Class A	3,900	4,037
Genscript Biotech Corp. (a)	10,000	21,860
Great Wall Motor Co., Ltd. Class H	6,500	7,469
Guangdong Investment, Ltd.	4,000	3,205
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	8,700	77,345
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	900	7,537
Guangzhou Tinci Materials Technology Co., Ltd. Class A	2,380	14,709
H World Group, Ltd. ADR	404	13,550

See accompanying notes to financial statements.
147

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Haichang Ocean Park Holdings, Ltd. (a)(b)(c)	91,000	$ 89,146
Haidilao International Holding, Ltd. (a)(b)(c)	2,000	3,924
Hainan Meilan International Airport Co., Ltd. Class H (a)(b)	6,000	14,446
Hangzhou First Applied Material Co., Ltd. Class A	280	2,089
Hangzhou Oxygen Plant Group Co., Ltd. Class A	1,700	8,177
Hangzhou Tigermed Consulting Co., Ltd. Class A	300	3,837
Health & Happiness H&H International Holdings, Ltd.	47,500	44,657
Hello Group, Inc. ADR	1,123	5,188
Henan Shenhuo Coal & Power Co., Ltd. Class A	3,700	8,714
Hengan International Group Co., Ltd.	8,500	38,007
Hope Education Group Co., Ltd. (b)(c)	38,000	2,711
Huafon Chemical Co., Ltd. Class A	9,400	8,610
Huaneng Power International, Inc. Class H (a)(b)	170,000	74,065
Huangshan Tourism Development Co., Ltd. Class B	11,600	8,224
HUYA, Inc. ADR (a)	5,710	12,676
Hygeia Healthcare Holdings Co., Ltd. (a)(b)(c)	1,200	6,780
iDreamSky Technology Holdings, Ltd. (a)(b)(c)	25,600	11,773
I-Mab ADR (a)(b)	2,145	8,601
indie Semiconductor, Inc. Class A (a)	4,167	30,502
Industrial & Commercial Bank of China, Ltd. Class H	483,000	226,428
Ingenic Semiconductor Co., Ltd. Class A	1,700	17,639
Innovent Biologics, Inc. (a)(c)	8,000	24,918
Inspur International, Ltd. (a)	90,000	20,637
Intco Medical Technology Co., Ltd. Class A	2,880	8,051
iQIYI, Inc. ADR (a)(b)	9,133	24,750
JA Solar Technology Co., Ltd. Class A	2,520	22,637
Jafron Biomedical Co., Ltd. Class A	3,000	20,401
JD Health International, Inc. (a)(c)	1,150	6,607
JD.com, Inc. Class A	15,223	385,137
Jh Educational Technology, Inc. (a)	12,000	2,278
Jiangsu King's Luck Brewery JSC, Ltd. Class A	8,100	52,128
Security Description	Shares	Value
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	600	$ 13,310
Jiangsu Yangnong Chemical Co., Ltd. Class A	700	9,820
Jiangsu Yoke Technology Co., Ltd. Class A	500	4,313
Jinchuan Group International Resources Co., Ltd. (b)	28,000	2,711
JinkoSolar Holding Co., Ltd. ADR (a)(b)	1,846	102,250
Jinxin Fertility Group, Ltd. (c)	4,500	2,207
JiuGui Liquor Co., Ltd. Class A	1,400	24,675
Joinn Laboratories China Co., Ltd. Class A	560	4,439
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	900	4,025
JOYY, Inc. ADR	393	10,218
Juewei Food Co., Ltd. Class A	900	6,325
JW Cayman Therapeutics Co., Ltd. (a)(b)(c)	22,500	9,057
Kangji Medical Holdings, Ltd.	5,000	3,554
Kanzhun, Ltd. ADR (a)	909	15,344
KE Holdings, Inc. ADR (a)	4,010	70,255
Kingdee International Software Group Co., Ltd. (a)	2,000	2,619
Kingsoft Cloud Holdings, Ltd. ADR (a)(b)	3,878	7,717
Konka Group Co., Ltd. Class B	283,100	71,407
Koolearn Technology Holding, Ltd. (a)(b)(c)	21,000	78,784
Kuaishou Technology (a)(c)	12,400	80,483
Kweichow Moutai Co., Ltd. Class A	300	78,796
KWG Living Group Holdings, Ltd. (b)	57,291	7,663
Lenovo Group, Ltd.	34,000	23,649
Li Auto, Inc. ADR (a)	3,057	70,342
Li Ning Co., Ltd.	8,000	61,249
Lifetech Scientific Corp. (a)	12,000	3,990
Lingyi iTech Guangdong Co. Class A (a)	11,300	7,053
Longfor Group Holdings, Ltd. (b)(c)	8,500	24,418
Luoyang Glass Co., Ltd. Class H (a)(b)	6,000	6,726
Luzhou Laojiao Co., Ltd. Class A	600	19,413
Mango Excellent Media Co., Ltd. Class A	2,700	9,442
Maxscend Microelectronics Co., Ltd. Class A	160	1,984
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	4,300	2,575
Meitu, Inc. (a)(b)(c)	67,000	6,316
Meituan Class B (a)(c)	30,600	645,532
Microport Scientific Corp. (a)(b)	3,008	5,181

See accompanying notes to financial statements.
148

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Ming Yuan Cloud Group Holdings, Ltd. (b)	10,000	$ 5,924
MMG, Ltd. (a)	36,000	8,622
Mulsanne Group Holding, Ltd. (a)(b)(c)	8,000	4,005
Nam Tai Property, Inc. (a)(f)	1,130	3,568
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	16,585	38,711
NetEase, Inc.	16,180	244,249
New Horizon Health, Ltd. (a)(b)(c)	11,500	21,272
New Oriental Education & Technology Group, Inc. (a)(b)	13,210	33,488
Newborn Town, Inc. (a)(b)	134,000	27,312
Ningbo Orient Wires & Cables Co., Ltd. Class A	700	6,847
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	504	5,949
NIO, Inc. ADR (a)	10,613	167,367
Niu Technologies ADR (a)	2,444	10,020
Nongfu Spring Co., Ltd. Class H (c)	5,400	31,334
NXP Semiconductors NV	202	29,797
Ocumension Therapeutics (a)(c)	21,000	27,287
OneConnect Financial Technology Co., Ltd. ADR (a)	24,454	17,656
Ovctek China, Inc. Class A	2,900	16,800
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	11,600	7,517
Peijia Medical, Ltd. (a)(c)	55,000	43,300
PetroChina Co., Ltd. Class H	164,000	67,272
Pharmaron Beijing Co., Ltd. Class A	450	3,412
PICC Property & Casualty Co., Ltd. Class H	193,788	200,950
Pinduoduo, Inc. ADR (a)	2,727	170,656
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	1,100	2,074
Ping An Insurance Group Co. of China, Ltd. Class H	48,500	242,194
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	68,000	40,108
Powerlong Commercial Management Holdings, Ltd. (b)	15,500	6,516
Prosus NV (a)	8,308	439,258
Q Technology Group Co., Ltd. (a)(b)	18,000	7,544
Raytron Technology Co., Ltd. Class A	2,200	11,733
ReneSola, Ltd. ADR (a)	909	4,581
Security Description	Shares	Value
RLX Technology, Inc. ADR (a)(b)	24,223	$ 25,434
Sangfor Technologies, Inc. Class A	200	2,805
SG Micro Corp. Class A	150	2,964
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	10,588	40,010
Shanghai Baosight Software Co., Ltd. Class A	3,549	18,315
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	19,400	11,776
Shanghai Henlius Biotech, Inc. Class H (a)(b)(c)	15,900	23,091
Shanghai M&G Stationery, Inc. Class A	500	3,162
Shangri-La Asia, Ltd. (a)	34,000	23,605
Shanxi Meijin Energy Co., Ltd. Class A	22,000	29,656
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,260	53,533
Shenghe Resources Holding Co., Ltd. Class A	4,000	8,495
Shengyi Technology Co., Ltd. Class A	8,800	16,170
Shenzhen Dynanonic Co., Ltd. Class A	200	7,906
Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,600	6,802
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	2,900	15,323
Shenzhen SC New Energy Technology Corp. Class A	2,400	38,788
Shenzhou International Group Holdings, Ltd.	7,700	60,178
Shimao Services Holdings, Ltd. (a)(b)(c)	14,000	2,978
Sichuan Chuantou Energy Co., Ltd. Class A	2,600	4,387
Sichuan Swellfun Co., Ltd. Class A	1,400	12,317
Silergy Corp.	1,000	13,260
Skshu Paint Co., Ltd. Class A (a)	1,220	14,989
Smoore International Holdings, Ltd. (b)(c)	12,000	14,354
Sohu.com, Ltd. ADR (a)	2,379	38,231
StarPower Semiconductor, Ltd. Class A	100	4,545
Sun King Technology Group, Ltd. (a)(b)	26,000	5,366
Sunac China Holdings, Ltd. (a)(b)(f)	8,000	2,334
Sunac Services Holdings, Ltd. (b)(c)	29,257	7,342
Sunkwan Properties Group, Ltd. (a)(b)	100,000	841

See accompanying notes to financial statements.
149

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sunny Optical Technology Group Co., Ltd.	8,000	$ 76,587
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	500	4,648
TAL Education Group ADR (a)	9,347	46,174
Tencent Holdings, Ltd.	51,200	1,737,561
Tencent Music Entertainment Group ADR (a)	1,515	6,151
Tianshan Aluminum Group Co., Ltd. Class A	3,500	3,515
Toly Bread Co., Ltd. Class A	1,680	3,146
Tongdao Liepin Group (a)	31,400	29,080
Topchoice Medical Corp. Class A (a)	200	3,591
Trip.com Group, Ltd. ADR (a)	2,800	76,468
Tsingtao Brewery Co., Ltd. Class A	2,800	41,710
Up Fintech Holding, Ltd. ADR (a)(b)	5,505	18,111
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	18,000	21,050
Vesync Co., Ltd.	7,000	2,818
Vipshop Holdings, Ltd. ADR (a)	5,956	50,090
Viva Biotech Holdings (a)(b)(c)	29,500	4,998
Vnet Group, Inc. ADR (a)	3,137	17,254
Walvax Biotechnology Co., Ltd. Class A	8,000	41,632
Weihai Guangwei Composites Co., Ltd. Class A	400	4,652
Weimob, Inc. (a)(b)(c)	86,000	30,456
Western Superconducting Technologies Co., Ltd. Class A	1,282	19,221
Will Semiconductor Co., Ltd. Shanghai Class A	810	9,104
Winning Health Technology Group Co., Ltd. Class A	30,390	30,010
Wuhan Guide Infrared Co., Ltd. Class A	22,408	36,523
Wuliangye Yibin Co., Ltd. Class A	1,200	28,485
WUS Printed Circuit Kunshan Co., Ltd. Class A	9,640	13,468
WuXi AppTec Co., Ltd. Class A	1,100	11,061
Wuxi Biologics Cayman, Inc. (a)(c)	21,000	126,804
XD, Inc. (a)	7,200	14,675
Xiabuxiabu Catering Management China Holdings Co., Ltd. (a)(b)(c)	9,500	6,269
Xiamen Intretech, Inc. Class A	1,000	2,627
Xiamen Tungsten Co., Ltd. Class A	4,800	15,237
Xiaomi Corp. Class B (a)(b)(c)	110,800	126,469
Xinyi Solar Holdings, Ltd.	2,000	2,117
XPeng, Inc. ADR (a)(b)	4,062	48,541
Yadea Group Holdings, Ltd. (c)	6,000	9,631
Security Description	Shares	Value
Yankuang Energy Group Co., Ltd. Class H (b)	34,000	$ 123,658
Yeahka, Ltd. (a)(b)	6,400	14,447
Yifeng Pharmacy Chain Co., Ltd. Class A	600	4,188
Yihai International Holding, Ltd. (a)	4,000	8,459
Yincheng International Holding Co., Ltd. (a)(b)	16,000	4,015
Yintai Gold Co., Ltd. Class A	4,300	7,757
YongXing Special Materials Technology Co., Ltd. Class A	800	13,937
Youdao, Inc. ADR (a)	4,420	17,371
Youngy Co., Ltd. Class A (a)	900	14,210
Yum China Holdings, Inc.	5,358	253,594
Zai Lab, Ltd. ADR (a)	420	14,364
Zhejiang Dingli Machinery Co., Ltd. Class A	500	2,545
Zhejiang HangKe Technology, Inc. Co. Class A	790	5,540
Zhejiang Supor Co., Ltd. Class A (a)	600	3,882
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	1,500	10,253
Zhejiang Yongtai Technology Co., Ltd. Class A	1,400	4,509
Zijin Mining Group Co., Ltd. Class A	8,600	9,458
ZTO Express Cayman, Inc. ADR	2,074	49,838
		13,906,235
COLOMBIA — 0.0% (e)
Bancolombia SA ADR	909	22,152
Canacol Energy, Ltd. (b)	13,369	18,194
Millicom International Cellular SA SDR (a)	1,122	12,967
		53,313
COSTA RICA — 0.0% (e)
Establishment Labs Holdings, Inc. (a)(b)	210	11,468
DENMARK — 0.6%
Ambu A/S Class B	505	4,419
AP Moller - Maersk A/S Class B	168	306,898
Chemometec A/S	536	40,889
Danske Bank A/S (a)	8,838	110,436
Drilling Co. of 1972 A/S (a)	400	19,093
DSV A/S	1,528	180,383
Novo Nordisk A/S Class B	17,105	1,715,931
Vestas Wind Systems A/S	3,022	56,388
Zealand Pharma A/S (a)	8,173	187,152
		2,621,589
EGYPT — 0.0% (e)
Cleopatra Hospital (a)	74,752	14,843

See accompanying notes to financial statements.
150

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
FINLAND — 0.4%
Anora Group Oyj	465	$ 3,098
Fortum Oyj	6,879	92,796
Metso Outotec Oyj	17,644	118,505
Musti Group Oyj (a)	1,841	32,139
Nokia Oyj	42,668	184,776
Nordea Bank Abp (d)	29,106	250,919
Sampo Oyj Class A	4,830	207,059
Talenom Oyj (b)	744	6,414
UPM-Kymmene Oyj	15,705	501,256
Valmet Oyj	2,149	43,853
Wartsila OYJ Abp (b)	13,985	90,176
		1,530,991
FRANCE — 2.3%
AB Science SA (a)	3,103	22,890
Accor SA (a)	8,627	182,636
Air Liquide SA	1,232	141,887
Airbus SE	3,515	306,090
Alstom SA	8,424	138,189
AXA SA	16,582	365,096
BNP Paribas SA	8,820	376,770
Bouygues SA	5,030	132,307
Capgemini SE	5,470	886,862
Carrefour SA	11,370	158,336
CGG SA (a)	12,446	8,742
Credit Agricole SA	19,181	157,165
Danone SA	5,139	244,522
Engie SA	8,452	98,052
EssilorLuxottica SA	3,989	548,463
Euroapi SA (a)	332	5,542
Faurecia SE (a)	144	1,553
Fnac Darty SA	4,220	117,409
Hermes International	18	21,460
Kering SA	1,018	457,304
L'Oreal SA	1,951	631,206
LVMH Moet Hennessy Louis Vuitton SE	1,633	976,498
Orange SA	24,161	218,894
Pernod Ricard SA	2,348	434,396
Publicis Groupe SA (a)	4,918	235,596
Renault SA (a)	5,848	160,240
Sanofi	7,714	592,470
Societe Generale SA	7,743	154,857
Sodexo SA	4,927	372,431
Solutions 30 SE (a)	2,340	4,848
Technip Energies NV	1,077	12,255
TotalEnergies SE	14,656	693,120
Unibail-Rodamco-Westfield CDI (a)(d)	11,193	22,021
Unibail-Rodamco-Westfield REIT (a)(d)	1,590	66,799
Valneva SE (a)	1,301	6,653
Veolia Environnement SA	17,636	340,532
Vinci SA	7,204	586,964
Vivendi SE	18,207	142,192
Security Description	Shares	Value
Voltalia SA (a)	1,230	$ 21,689
		10,044,936
GEORGIA — 0.0% (e)
TBC Bank Group PLC	2,966	55,227
GERMANY — 1.8%
adidas AG	3,093	360,213
AIXTRON SE	2,550	62,278
Allianz SE	3,917	620,873
BASF SE	6,380	247,506
Bayer AG	8,228	382,191
Commerzbank AG (a)	5,771	41,508
CompuGroup Medical SE & Co. KgaA	9,350	325,720
CropEnergies AG	3,611	43,582
Daimler Truck Holding AG (a)	4,421	101,130
Datagroup SE	403	21,201
Deutsche Bank AG	11,728	87,847
Deutsche Boerse AG	3,062	504,697
Deutsche Lufthansa AG (a)	37,609	218,041
Deutsche Post AG	15,218	463,872
Deutsche Telekom AG	25,118	430,423
E.ON SE	15,740	121,754
Eckert & Ziegler Strahlen- und Medizintechnik AG	246	8,285
Elmos Semiconductor SE	1,421	53,874
Encavis AG	1,440	26,070
Flatex DEGIRO AG (a)	2,950	26,663
Fresenius Medical Care AG & Co. KGaA	1,544	43,910
HelloFresh SE (a)	2,137	45,534
Mercedes-Benz Group AG	8,745	448,484
Merck KGaA	2,620	428,123
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,348	569,304
Northern Data AG (a)	145	1,777
Puma SE	822	38,629
RWE AG	5,255	194,545
Salzgitter AG	5,242	100,498
SAP SE	7,731	637,097
Siemens AG	6,263	620,917
Siemens Energy AG	3,123	34,832
Thyssenkrupp AG (a)	9,853	42,336
Uniper SE	1,218	4,661
VERBIO Vereinigte BioEnergie AG	2,188	129,680
Volkswagen AG	1,164	192,314
Volkswagen AG Preference Shares	1,283	158,871
		7,839,240
GHANA — 0.0% (e)
Kosmos Energy, Ltd. (a)	19,847	102,609
Tullow Oil PLC (a)(b)	4,126	1,945
		104,554

See accompanying notes to financial statements.
151

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
GREECE — 0.0% (e)
Piraeus Financial Holdings SA (a)	3,441	$ 3,496
HONG KONG — 0.7%
AIA Group, Ltd.	88,600	738,719
Apollo Future Mobility Group, Ltd. (a)(b)	288,000	8,108
Bank of East Asia, Ltd.	58,797	64,415
Beijing Energy International Holding Co., Ltd. (a)(b)	292,000	7,551
China Youzan, Ltd. (a)(b)	1,724,000	21,084
Citychamp Watch & Jewellery Group, Ltd. (a)	34,000	4,894
CK Asset Holdings, Ltd.	50,270	302,264
C-Mer Eye Care Holdings, Ltd. (a)(b)	26,000	11,394
Cosmopolitan International Holdings, Ltd. (a)	86,000	12,380
Cowell e Holdings, Inc. (a)	1,000	1,470
Crystal International Group, Ltd. (c)	15,000	4,758
Hang Lung Properties, Ltd.	98,000	160,797
Henderson Land Development Co., Ltd.	18,910	52,997
Hong Kong Exchanges & Clearing, Ltd.	10,168	349,214
Hong Kong Technology Venture Co., Ltd. (b)	27,000	16,510
Joy Spreader Group, Inc. (a)(b)	51,000	9,355
Link REIT	50,542	353,477
Melco International Development, Ltd. (a)	4,000	3,108
Melco Resorts & Entertainment, Ltd. ADR (a)	404	2,678
New World Development Co., Ltd.	32,383	91,994
Prudential PLC	26,039	259,804
Sa Sa International Holdings, Ltd. (a)(b)	26,000	3,610
Sino Biopharmaceutical, Ltd.	83,500	39,251
Stella International Holdings, Ltd.	14,000	13,893
Sun Hung Kai Properties, Ltd.	50,753	561,523
Swire Pacific, Ltd. Class A	8,500	63,615
Techtronic Industries Co., Ltd.	500	4,831
Vitasoy International Holdings, Ltd. (a)	8,000	9,957
Viva China Holdings, Ltd. (a)	56,000	7,705
Yue Yuen Industrial Holdings, Ltd.	3,000	3,837
		3,185,193
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	9,496	52,904
Richter Gedeon Nyrt	9,676	165,799
		218,703
Security Description	Shares	Value
INDIA — 1.9%
Aarti Drugs, Ltd.	6,892	$ 39,712
Aavas Financiers, Ltd. (a)	449	12,373
Adani Green Energy, Ltd. (a)	2,229	61,945
Adani Power, Ltd. (a)	5,389	24,742
Adani Total Gas, Ltd.	988	40,562
Adani Transmission, Ltd. (a)	1,425	57,626
Advanced Enzyme Technologies, Ltd.	16,838	55,750
Affle India, Ltd. (a)	585	9,069
Akzo Nobel India, Ltd.	1,458	39,530
Alkyl Amines Chemicals	6,752	238,117
Alok Industries, Ltd. (a)	48,772	10,821
Amber Enterprises India, Ltd. (a)	3,053	88,706
APL Apollo Tubes, Ltd.	1,528	19,497
Apollo Tricoat Tubes, Ltd. (a)	1,972	24,387
Aptus Value Housing Finance India, Ltd. (a)	4,941	18,664
AstraZeneca Pharma India, Ltd.	410	15,682
Bayer CropScience, Ltd.	94	5,642
Birlasoft, Ltd.	23,966	83,210
Blue Star, Ltd.	428	5,791
Brightcom Group, Ltd.	57,138	23,705
Can Fin Homes, Ltd.	760	4,482
Cartrade Tech, Ltd. (a)	732	5,516
CE Info Systems, Ltd.	406	6,983
Central Depository Services India, Ltd.	5,672	86,867
Cera Sanitaryware, Ltd.	89	5,946
Chemplast Sanmar, Ltd. (a)	742	3,824
City Union Bank, Ltd.	13,886	29,717
Dhani Services, Ltd. (a)	3,464	2,044
Dilip Buildcon, Ltd. (c)	1,485	4,031
Dixon Technologies India, Ltd.	5,548	298,135
Dr Reddy's Laboratories, Ltd. ADR	10,799	565,220
Easy Trip Planners, Ltd.	1,312	6,066
EPL ,Ltd.	24,420	52,907
Equitas Small Finance Bank, Ltd. (a)(c)	53,131	32,655
Galaxy Surfactants, Ltd.	148	5,459
Garware Technical Fibres, Ltd.	1,284	54,335
Godawari Power and Ispat, Ltd.	2,220	7,605
Godfrey Phillips India, Ltd.	2,843	40,116
Granules India, Ltd.	12,570	53,362
Graphite India, Ltd.	914	4,001
Gujarat Pipavav Port, Ltd.	4,998	5,354
HEG, Ltd.	354	4,603
HeidelbergCement India, Ltd.	14,753	34,357
Hindustan Copper, Ltd.	11,580	15,224
Home First Finance Co. India, Ltd. (a)(c)	4,034	43,317
Housing Development Finance Corp., Ltd.	12,650	355,742

See accompanying notes to financial statements.
152

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
ICICI Bank, Ltd. ADR	37,922	$ 795,224
IIFL Finance, Ltd.	1,210	5,231
IndiaMart InterMesh, Ltd. (c)	797	43,674
Indigo Paints, Ltd.	3,318	61,155
Indo Count Industries, Ltd.	6,207	10,380
Infibeam Avenues, Ltd.	22,068	3,988
Infosys, Ltd. ADR	48,618	825,047
Inox Leisure, Ltd. (a)	1,760	11,061
Jaiprakash Power Ventures, Ltd. (a)	269,477	24,347
JB Chemicals & Pharmaceuticals, Ltd.	3,429	80,921
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	3,634	62,079
Just Dial, Ltd. (a)	1,174	8,211
Jyothy Labs, Ltd.	15,424	35,730
Karur Vysya Bank, Ltd.	16,993	17,024
Kaveri Seed Co., Ltd.	743	3,927
Larsen & Toubro, Ltd. GDR	16,175	368,790
Laurus Labs, Ltd. (c)	16,373	103,248
Lloyds Metals & Energy, Ltd.	12,783	27,985
Mahindra & Mahindra, Ltd. GDR	12,540	195,624
Mahindra Lifespace Developers, Ltd.	1,027	5,959
Navin Fluorine International, Ltd.	1,598	88,215
Nazara Technologies, Ltd. (a)	2,512	20,174
NESCO, Ltd.	6,321	44,072
Network18 Media & Investments, Ltd. (a)	8,841	7,021
NOCIL, Ltd.	7,736	24,054
Olectra Greentech, Ltd.	2,939	21,198
Orient Electric, Ltd.	3,858	12,942
Paisalo Digital, Ltd.	6,988	5,845
PNB Housing Finance, Ltd. (a)(c)	1,042	5,025
PNC Infratech, Ltd.	1,640	5,345
Poly Medicure, Ltd.	930	9,891
Prism Johnson, Ltd. (a)	12,084	19,555
Procter & Gamble Health, Ltd.	67	3,382
Quess Corp., Ltd. (c)	3,633	28,816
Radico Khaitan, Ltd.	1,082	13,896
Rallis India, Ltd.	15,443	39,921
Ramco Cements, Ltd.	537	4,980
Ratnamani Metals & Tubes, Ltd.	2,878	66,816
RattanIndia Infrastructure, Ltd. (a)	78,338	45,115
RBL Bank, Ltd. (a)(c)	5,861	8,195
Reliance Industries, Ltd. GDR (c)	12,856	752,076
Reliance Industries, Ltd.	9,475	276,937
Reliance Power, Ltd. (a)	131,216	26,452
Rossari Biotech, Ltd.	3,781	45,083
Sapphire Foods India, Ltd. (a)	450	8,235
Sharda Cropchem, Ltd.	1,050	5,718
Security Description	Shares	Value
Shree Renuka Sugars, Ltd. (a)	34,885	$ 25,429
SpiceJet, Ltd. (a)	11,705	5,626
State Bank of India GDR	7,203	468,915
Sumitomo Chemical India, Ltd.	1,002	6,195
Sun Pharma Advanced Research Co., Ltd. (a)	3,406	9,217
Supreme Industries, Ltd.	444	11,644
Suzlon Energy, Ltd. (a)	42,866	4,584
Symphony, Ltd.	2,494	27,152
Tanla Platforms, Ltd.	10,117	97,885
Tata Motors, Ltd. ADR (a)(b)	10,295	249,757
Tata Teleservices Maharashtra, Ltd. (a)	11,693	14,862
TeamLease Services, Ltd. (a)	1,065	39,318
Thyrocare Technologies, Ltd. (c)	1,514	13,033
TV18 Broadcast, Ltd. (a)	26,023	12,092
Usha Martin, Ltd.	5,420	8,122
Vaibhav Global, Ltd.	9,865	42,643
Vakrangee, Ltd.	12,719	5,394
V-Guard Industries, Ltd.	10,379	30,983
VIP Industries, Ltd.	694	5,678
Vodafone Idea, Ltd. (a)	313,944	33,960
Whirlpool of India, Ltd.	258	5,184
Wipro, Ltd. ADR	61,201	288,257
Yes Bank, Ltd. (a)	27,213	5,235
		8,293,128
INDONESIA — 0.4%
Adaro Minerals Indonesia Tbk PT (a)	33,872	4,004
Astra International Tbk PT	263,100	114,466
Bank Central Asia Tbk PT	1,130,400	634,702
Bank Mandiri Persero Tbk PT	345,700	213,970
Bank Rakyat Indonesia Persero Tbk PT	889,499	262,279
Berkah Beton Sadaya Tbk PT	17,802	4,735
Digital Mediatama Maxima Tbk PT (a)	40,300	3,070
Gudang Garam Tbk PT	19,500	29,357
Nickel Industries, Ltd. (b)	5,177	2,629
Telkom Indonesia Persero Tbk PT	1,027,000	300,799
		1,570,011
IRELAND — 0.1%
Cairn Homes PLC	123,048	99,449
CRH PLC (b)	8,645	280,072
Flutter Entertainment PLC (a)(b)	99	10,959
Glenveagh Properties PLC (a)(c)	17,206	15,019
Keywords Studios PLC	615	15,776
Prothena Corp. PLC (a)	2,855	173,099
		594,374
ISRAEL — 0.3%
Bank Hapoalim BM	35,592	302,683

See accompanying notes to financial statements.
153

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Bank Leumi Le-Israel BM	98,821	$ 850,676
Electreon Wireless, Ltd. (a)	201	3,303
Isracard, Ltd.	1,770	4,878
Nano Dimension, Ltd. ADR (a)	5,435	12,990
Nano-X Imaging, Ltd. (a)(b)	1,715	19,671
Taboola.com, Ltd. (a)	3,030	5,484
Teva Pharmaceutical Industries, Ltd. ADR (a)	5,447	43,957
		1,243,642
ITALY — 0.4%
Assicurazioni Generali SpA (b)	14,916	204,867
Atlantia SpA	4,015	88,932
Enel SpA	65,723	271,964
Eni SpA (b)	22,640	241,976
Ferrari NV	1,216	228,363
Intesa Sanpaolo SpA ADR	118,573	197,797
Italgas SpA	6,149	28,770
Iveco Group NV (a)	1,467	6,999
MFE-MediaForEurope NV Class A	58,305	17,250
MFE-MediaForEurope NV Class B (b)	58,307	25,944
Saipem SpA (a)(b)	105	65
Snam SpA	26,769	108,726
Telecom Italia SpA (a)(b)	277,062	51,652
UniCredit SpA	15,735	161,208
		1,634,513
JAPAN — 5.7%
Advantest Corp. (b)	200	9,258
Airtrip Corp. (b)	800	15,746
Aisin Corp. (b)	1,700	43,573
AnGes, Inc. (a)(b)	3,000	4,394
Arcland Service Holdings Co., Ltd. (b)	1,300	19,193
Asahi Group Holdings, Ltd.	1,700	52,664
Asahi Kasei Corp. (b)	51,100	337,325
Asics Corp.	500	7,945
Astellas Pharma, Inc.	20,500	271,502
BayCurrent Consulting, Inc.	300	78,034
Bengo4.com, Inc. (a)(b)	500	12,384
Bridgestone Corp.	1,700	54,836
Bushiroad, Inc.	2,400	13,596
Canon, Inc. (b)	1,700	37,254
Cellebrite DI, Ltd. (a)(b)	3,636	14,253
Cellsource Co., Ltd. (a)(b)	1,200	36,395
Change, Inc. (b)	4,000	54,137
Comture Corp. (b)	400	6,315
Credit Saison Co., Ltd.	10,300	120,402
Curves Holdings Co., Ltd.	3,000	16,975
CYBERDYNE, Inc. (a)(b)	8,900	19,061
Cybozu, Inc.	9,900	102,594
Daiichi Sankyo Co., Ltd.	22,700	633,897
Daikin Industries, Ltd.	1,700	261,850
Daiwa Securities Group, Inc. (b)	50,200	196,437
Security Description	Shares	Value
Demae-Can Co., Ltd. (a)(b)	400	$ 1,536
Denso Corp.	10,100	459,557
Digital Arts, Inc. (b)	100	4,346
Dip Corp.	600	15,234
Direct Marketing MiX, Inc. (b)	2,100	23,634
eGuarantee, Inc.	900	15,513
Eisai Co., Ltd.	1,700	91,010
Elan Corp. (b)	4,200	31,135
EM Systems Co., Ltd. (b)	15,800	93,657
en japan, Inc.	200	3,083
ENEOS Holdings, Inc.	19,900	63,943
eRex Co., Ltd.	800	15,409
euglena Co., Ltd. (a)(b)	1,700	10,054
Financial Products Group Co., Ltd. (b)	1,700	13,295
Freee KK (a)(b)	300	5,150
FUJIFILM Holdings Corp.	10,200	465,728
Fujio Food Group, Inc.	2,000	18,764
Fujitsu, Ltd.	1,700	185,392
Fukui Computer Holdings, Inc.	300	7,016
FULLCAST Holdings Co., Ltd.	1,400	24,761
GMO Financial Gate, Inc.	100	8,871
GMO GlobalSign Holdings KK	700	21,376
GNI Group, Ltd. (a)(b)	2,700	22,981
Hitachi, Ltd.	10,100	426,622
Hokuhoku Financial Group, Inc.	10,000	59,000
Honda Motor Co., Ltd.	10,000	216,726
Hoya Corp.	8,700	834,267
Insource Co., Ltd.	2,000	36,271
Internet Initiative Japan, Inc.	400	6,138
IR Japan Holdings, Ltd. (b)	1,200	16,995
Ito En, Ltd.	100	4,048
ITOCHU Corp.	9,200	222,524
Japan Elevator Service Holdings Co., Ltd.	400	5,237
Japan Tobacco, Inc.	9,100	149,251
JFE Holdings, Inc. (b)	10,300	95,425
JMDC, Inc.	800	26,336
JSR Corp. (b)	10,100	191,889
JTOWER, Inc. (a)(b)	700	31,628
Kajima Corp.	20,400	193,507
Kamigumi Co., Ltd.	28,300	522,810
Kansai Electric Power Co., Inc.	10,000	83,733
Kao Corp.	1,700	69,271
Kappa Create Co., Ltd. (a)	1,900	17,878
KDDI Corp.	30,700	899,928
KeePer Technical Laboratory Co., Ltd. (b)	1,100	28,270
Keyence Corp.	1,200	397,112
KFC Holdings Japan, Ltd. (b)	200	3,742
Kobe Steel, Ltd. (b)	9,700	38,868
Komatsu, Ltd.	10,000	180,386
Konica Minolta, Inc. (b)	20,100	61,934
Koshidaka Holdings Co., Ltd.	1,500	9,379
Kyocera Corp.	10,200	514,422

See accompanying notes to financial statements.
154

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Lasertec Corp. (b)	200	$ 20,305
Leopalace21 Corp. (a)	9,300	21,331
Link & Motivation, Inc. (b)	3,100	16,470
LITALICO, Inc. (b)	300	5,739
M&A Capital Partners Co., Ltd. (a)(b)	400	10,253
M3, Inc.	1,000	27,987
Makita Corp.	10,100	195,308
Management Solutions Co., Ltd.	1,300	26,405
Marubeni Corp.	50,600	443,268
Marui Group Co., Ltd. (b)	20,400	337,968
Mebuki Financial Group, Inc.	50,300	97,997
Medley, Inc. (a)(b)	2,400	41,369
MedPeer, Inc. (a)(b)	1,800	16,079
Menicon Co., Ltd.	2,200	45,187
Midac Holdings Co., Ltd.	300	6,943
Mirai Corp. REIT	307	104,246
Mitsubishi Chemical Group Corp.	20,200	92,330
Mitsubishi Corp.	10,000	274,137
Mitsubishi Electric Corp.	51,000	459,632
Mitsubishi UFJ Financial Group, Inc.	91,200	410,493
Mitsui & Co., Ltd.	10,000	213,410
Mitsuuroko Group Holdings Co., Ltd.	1,500	10,021
Money Forward, Inc. (a)	1,000	21,279
Monogatari Corp.	600	28,768
MS&AD Insurance Group Holdings, Inc.	10,000	265,018
Murata Manufacturing Co., Ltd.	10,200	467,349
NEC Corp.	200	6,391
Nexon Co., Ltd.	300	5,289
Nidec Corp.	100	5,617
Nihon M&A Center Holdings, Inc.	2,500	28,723
Nintendo Co., Ltd.	8,000	323,548
Nippon Paint Holdings Co., Ltd.	1,800	12,175
Nippon Steel Corp. (b)	18,500	256,453
Nissan Motor Co., Ltd.	20,100	63,906
Nitto Denko Corp.	1,700	91,962
Nomura Holdings, Inc. (b)	51,400	169,883
NTT Data Corp.	20,400	262,989
Obayashi Corp.	50,400	323,128
Oisix ra daichi, Inc. (a)(b)	1,700	19,320
Olympus Corp.	2,100	40,311
One REIT, Inc. (b)	13	23,657
Open Door, Inc. (a)(b)	700	9,701
Oriental Land Co., Ltd.	300	40,841
ORIX Corp.	20,200	283,089
Osaka Gas Co., Ltd.	10,300	155,555
Osaka Organic Chemical Industry, Ltd. (b)	200	2,813
Outsourcing, Inc.	1,500	11,368
Panasonic Holdings Corp. (b)	30,200	211,668
PeptiDream, Inc. (a)	300	3,347
Security Description	Shares	Value
Pharma Foods International Co., Ltd. (b)	1,400	$ 11,916
PKSHA Technology, Inc. (a)(b)	700	9,102
Plaid, Inc. (a)(b)	1,400	5,184
Plus Alpha Consulting Co., Ltd. (b)	400	6,295
Raksul, Inc. (a)(b)	700	12,013
Rakus Co., Ltd.	1,200	11,341
Recruit Holdings Co., Ltd.	6,800	195,480
RENOVA, Inc. (a)(b)	1,100	25,877
Resona Holdings, Inc.	30,900	112,717
Riso Kyoiku Co., Ltd. (b)	9,300	20,560
Rohm Co., Ltd.	1,700	111,106
Rorze Corp.	500	24,077
Round One Corp.	1,500	6,508
RS Technologies Co., Ltd.	700	30,758
Samty Residential Investment Corp. REIT (b)	201	168,721
Sansan, Inc. (a)(b)	600	5,252
Secom Co., Ltd.	1,700	97,200
Septeni Holdings Co., Ltd. (b)	1,100	3,405
Seven & i Holdings Co., Ltd. (b)	1,700	68,190
SHIFT, Inc. (a)	400	52,202
Shin-Etsu Chemical Co., Ltd.	1,700	168,303
SMS Co., Ltd.	900	18,212
SoftBank Group Corp.	14,600	494,248
Sompo Holdings, Inc.	10,100	402,060
Sony Group Corp.	14,500	930,236
Sosei Group Corp. (a)(b)	400	5,065
S-Pool, Inc. (b)	9,300	67,014
SRE Holdings Corp. (a)	900	19,742
Starts Proceed Investment Corp. REIT	7	12,216
Strike Co., Ltd. (b)	600	16,001
Sumitomo Chemical Co., Ltd. (b)	49,900	171,338
Sumitomo Corp.	10,300	128,265
Sumitomo Electric Industries, Ltd.	10,100	102,155
Sumitomo Mitsui Financial Group, Inc.	10,100	280,786
Sumitomo Mitsui Trust Holdings, Inc.	1,700	48,142
Suruga Bank, Ltd.	1,700	4,369
T&D Holdings, Inc.	20,000	188,884
Takara Holdings, Inc.	1,300	9,493
Takeda Pharmaceutical Co., Ltd.	1,700	44,243
Tama Home Co., Ltd. (b)	3,300	53,577
TDK Corp.	4,100	126,191
TechMatrix Corp. (b)	1,000	11,565
Teijin, Ltd. (b)	10,300	99,766
Terumo Corp.	20,400	574,179
TKP Corp. (a)(b)	1,400	25,138
Toho Titanium Co., Ltd. (b)	1,600	26,109
Tokio Marine Holdings, Inc.	30,600	542,257

See accompanying notes to financial statements.
155

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Tokyo Electron, Ltd.	1,700	$ 419,289
Tokyu Corp.	29,000	329,980
TOPPAN, INC.	20,500	305,068
Toridoll Holdings Corp.	700	14,470
Toshiba Corp.	1,700	60,462
Tosho Co., Ltd.	1,600	13,419
Toyo Gosei Co., Ltd. (b)	600	26,322
Toyota Motor Corp.	102,500	1,328,474
Toyota Tsusho Corp.	10,200	315,700
Tri Chemical Laboratories, Inc.	1,200	14,724
UT Group Co., Ltd.	700	11,520
ValueCommerce Co., Ltd.	1,000	15,296
Vector, Inc.	3,600	27,309
Vision, Inc. (a)(b)	2,400	22,716
Visional, Inc. (a)(b)	200	12,394
WDB Holdings Co., Ltd. (b)	2,100	34,791
WealthNavi, Inc. (a)(b)	600	6,554
Weathernews, Inc.	300	15,462
West Holdings Corp.	2,210	63,592
West Japan Railway Co. (b)	1,700	65,066
Yamada Holdings Co., Ltd.	20,000	65,771
Yamaha Corp.	18,800	667,602
YA-MAN, Ltd. (b)	2,900	23,381
Yokowo Co., Ltd. (b)	400	5,237
Zuken, Inc.	400	9,658
		24,797,803
KUWAIT — 0.0% (e)
Al Ahli Bank of Kuwait KSCP	9,853	9,378
Alimtiaz Investment Group KSC	13,377	3,259
Gulf Cable & Electrical Industries Co. KSCP	1,303	4,498
Jazeera Airways Co. KSCP	3,092	16,510
National Investments Co. KSCP	20,116	14,992
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	23,145	14,561
Warba Bank KSCP (a)	44,682	31,859
		95,057
LIECHTENSTEIN — 0.0% (e)
Implantica AG Class A, SDR (a)	13,821	51,187
LUXEMBOURG — 0.0% (e)
ArcelorMittal SA	6,006	121,588
MACAU — 0.0% (e)
MGM China Holdings, Ltd. (a)(b)	11,600	6,413
Sands China, Ltd. (a)	38,800	97,372
		103,785
MALAYSIA — 0.1%
Carlsberg Brewery Malaysia Bhd Class B	15,500	75,210
CIMB Group Holdings Bhd	47,411	52,452
Security Description	Shares	Value
CTOS Digital Bhd	64,000	$ 18,495
Dagang NeXchange Bhd	62,200	10,262
Duopharma Biotech Bhd	57,642	16,160
Fraser & Neave Holdings Bhd	10,100	47,048
Frontken Corp. Bhd	57,700	34,219
Greatech Technology Bhd (a)	7,100	5,298
Hartalega Holdings Bhd	2,800	1,002
Heineken Malaysia Bhd	9,100	46,864
Hong Seng Consolidated Bhd (a)	25,600	1,794
Kossan Rubber Industries Bhd (a)	12,400	2,888
Malayan Banking Bhd	25,392	46,984
Mega First Corp. BHD	37,600	26,759
Mi Technovation Bhd	46,800	12,414
Pentamaster Corp. Bhd	17,850	15,975
Public Bank Bhd	104,700	95,510
Supermax Corp. Bhd	44,220	6,437
Tenaga Nasional Bhd	18,500	32,117
Top Glove Corp. Bhd (a)	37,300	5,027
		552,915
MEXICO — 0.3%
America Movil SAB de CV Series L	402,298	332,722
Cemex SAB de CV Series CPO (a)	186,158	64,251
Fomento Economico Mexicano SAB de CV	41,355	259,596
Grupo Financiero Banorte SAB de CV Series O	39,794	255,932
Grupo Mexico SAB de CV Class B	66,210	224,306
Grupo Televisa SAB Series CPO	35,170	38,130
Industrias Penoles SAB de CV	1,858	18,091
PLA Administradora Industrial S de RL de CV REIT	20,806	27,659
Sitios Latinoamerica SAB de CV (a)	20,114	8,993
		1,229,680
NETHERLANDS — 1.3%
Adyen NV (a)(c)	42	53,563
Akzo Nobel NV	3,394	193,910
Alfen Beheer B.V. (a)(c)	801	74,374
ASML Holding NV	3,640	1,546,185
Heineken NV	2,785	245,167
ING Groep NV	28,567	247,897
Koninklijke Ahold Delhaize NV	15,461	395,850
Koninklijke DSM NV	5,441	626,041
Koninklijke KPN NV	2,458	6,675
Koninklijke Philips NV (b)	13,299	208,454
Meltwater NV (a)(b)	6,081	6,027
Pharming Group NV (a)(b)	22,054	23,074
Shell PLC	61,450	1,541,022
Shop Apotheke Europe NV (a)(c)	160	6,497

See accompanying notes to financial statements.
156

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Universal Music Group NV (b)	21,059	$ 398,704
Wolters Kluwer NV	2,198	215,155
		5,788,595
NEW ZEALAND — 0.0% (e)
Pushpay Holdings, Ltd. (a)	22,379	13,925
NORWAY — 0.2%
Crayon Group Holding ASA (a)(b)(c)	14,973	116,723
DNB Bank ASA	19,460	308,671
FLEX LNG, Ltd.	2,684	85,368
FREYR Battery SA (a)(b)	1,915	27,270
Frontline, Ltd. (b)	1,757	19,461
Hexagon Purus ASA (a)(b)	5,164	9,496
Kahoot! ASA (a)(b)	18,105	34,059
Norsk Hydro ASA	53,889	290,975
Telenor ASA (b)	15,947	145,842
		1,037,865
PERU — 0.0% (e)
Cia de Minas Buenaventura SAA ADR (b)	416	2,800
PHILIPPINES — 0.0% (e)
ACEN Corp.	61,100	5,836
PLDT, Inc. ADR (b)	1,544	39,063
TaskUS, Inc. Class A (a)(b)	319	5,136
		50,035
POLAND — 0.0% (e)
CCC SA (a)	341	2,564
Jastrzebska Spolka Weglowa SA (a)	462	3,119
LiveChat Software SA	207	4,560
Polski Koncern Naftowy ORLEN SA	1,884	20,423
Powszechna Kasa Oszczednosci Bank Polski SA	6,467	28,597
		59,263
RUSSIA — 0.0%
Gazprom PJSC ADR (a)(f)	40,742	—
LUKOIL PJSC (a)(f)	3,048	—
MMC Norilsk Nickel PJSC ADR (f)	827	—
Mobile TeleSystems PJSC ADR (f)	9,679	—
Sberbank of Russia PJSC ADR (a)(f)	194	—
Sberbank of Russia PJSC (a)(f)	78,316	—
Surgutneftegas PJSC Preference Shares ADR (a)(f)	492	—
Tatneft PJSC ADR (f)	4,676	—
		—
Security Description	Shares	Value
SAUDI ARABIA — 0.4%
ACWA Power Co.	562	$ 25,131
Al Jouf Agricultural Development Co.	1,713	19,743
Al Rajhi Bank (a)	1,996	43,193
Al Rajhi Co. for Co-operative Insurance (a)	1,262	31,575
Aldrees Petroleum & Transport Services Co.	14,962	270,009
AlKhorayef Water & Power Technologies Co.	2,128	73,067
Alujain Corp.	355	4,630
Amlak International for Real Estate Finance Co.	21,638	95,145
City Cement Co.	8,742	49,795
Delivery Hero SE (a)(c)	43	1,598
Dur Hospitality Co. (a)	12,768	71,028
Eastern Province Cement Co.	1,064	12,688
Etihad Etisalat Co.	2,636	24,978
Fawaz Abdulaziz Al Hokair & Co. (a)	648	3,211
Halwani Brothers Co.	7,907	133,642
Herfy Food Services Co. (a)	1,119	11,556
Jadwa REIT Saudi Fund	37,132	131,054
Leejam Sports Co. JSC	3,760	77,362
Maharah Human Resources Co.	2,185	35,883
Methanol Chemicals Co. (a)	596	5,156
Middle East Healthcare Co. (a)	591	4,279
Mobile Telecommunications Co. (a)	34,247	104,464
Najran Cement Co.	39,631	133,967
National Agriculture Development Co. (a)	3,087	21,158
National Co. for Learning & Education	349	5,759
National Medical Care Co.	729	14,048
Northern Region Cement Co.	13,273	39,709
Qassim Cement Co.	393	8,096
Riyadh Cement Co.	575	4,897
Saudi Airlines Catering Co. (a)	281	5,340
Saudi Arabian Mining Co. (a)	4,004	74,176
Saudi Ceramic Co.	6,581	68,578
Saudi Co. For Hardware CJSC (a)	1,024	9,199
Saudi Fisheries Co. (a)	2,968	26,109
Saudi Ground Services Co. (a)	644	4,431
Saudi Industrial Services Co.	1,781	10,145
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,297	15,988
Saudi Research & Media Group (a)	892	45,158
Saudia Dairy & Foodstuff Co.	417	21,533
Sinad Holding Co. (a)	12,270	44,155
Yamama Cement Co. (a)	8,817	67,471
		1,849,104

See accompanying notes to financial statements.
157

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
SINGAPORE — 0.4%
CapitaLand Integrated Commercial Trust REIT	15,997	$ 21,405
Capitaland Investment, Ltd.	159,984	386,887
DBS Group Holdings, Ltd.	10,297	239,610
Grab Holdings, Ltd. Class A (a)	4,141	10,891
Nanofilm Technologies International, Ltd. (b)	4,300	6,293
Sea, Ltd. ADR (a)	2,119	118,770
Singapore Exchange, Ltd.	102,000	672,465
Singapore Telecommunications, Ltd.	50,200	93,060
TDCX, Inc. ADR (a)	1,099	10,298
		1,559,679
SOUTH AFRICA — 0.4%
Anglo American PLC	11,953	365,001
Discovery, Ltd. (a)(b)	57,912	338,111
FirstRand, Ltd.	57,387	193,946
Gold Fields, Ltd.	9,749	79,983
Harmony Gold Mining Co., Ltd.	7,913	18,809
Impala Platinum Holdings, Ltd. (b)	6,364	60,080
MTN Group, Ltd.	21,195	141,375
MultiChoice Group	2,360	15,185
Naspers, Ltd. Class N	1,218	153,384
Nedbank Group, Ltd.	2,213	24,594
Old Mutual, Ltd. (b)	13,027	7,089
Sanlam, Ltd.	53,093	152,403
Sasol, Ltd.	4,114	65,407
Standard Bank Group, Ltd. (b)	13,706	109,816
Steinhoff International Holdings NV (a)	81,074	7,939
		1,733,122
SOUTH KOREA — 1.2%
Ace Technologies Corp. (a)	1,019	3,789
Advanced Nano Products Co., Ltd.	406	22,674
Aekyung Industrial Co., Ltd.	6,294	51,471
Ahnlab, Inc.	547	23,552
Alteogen, Inc. (a)	159	5,040
Ananti, Inc. (a)	1,433	5,619
AptaBio Therapeutics, Inc. (a)	310	2,882
BH Co., Ltd.	3,170	56,943
Binex Co., Ltd. (a)	3,142	25,695
Bioneer Corp. (a)	678	11,753
BNC Korea Co., Ltd. (a)	1,154	5,041
Cafe24 Corp. (a)	1,456	10,940
Cellivery Therapeutics, Inc. (a)	1,596	12,606
Celltrion Healthcare Co., Ltd.	596	28,244
Celltrion Pharm, Inc. (a)	115	5,152
Celltrion, Inc.	430	52,747
Chunbo Co., Ltd.	47	5,857
CMG Pharmaceutical Co., Ltd. (a)	15,349	24,085
Cosmax, Inc.	89	3,129
Security Description	Shares	Value
CS Wind Corp.	109	$ 4,624
Daejoo Electronic Materials Co., Ltd.	75	4,147
Dentium Co., Ltd.	106	6,186
Devsisters Co., Ltd.	771	23,711
DIO Corp. (a)	8,640	114,741
Dongwon Systems Corp.	127	4,066
Duk San Neolux Co., Ltd. (a)	2,218	49,144
Echo Marketing, Inc.	3,175	28,295
Ecopro BM Co., Ltd.	270	16,626
Ecopro Co., Ltd.	103	8,330
E-MART, Inc.	146	8,562
Eoflow Co., Ltd. (a)	1,084	11,327
Eubiologics Co., Ltd. (a)	460	3,746
Fine Semitech Corp.	973	7,413
Foosung Co., Ltd.	430	3,562
GC Cell Corp. (a)	1,678	54,362
GemVax & Kael Co., Ltd. (a)	2,116	17,674
GeneOne Life Science, Inc. (a)	3,274	21,785
Genexine, Inc. (a)	363	5,798
Giantstep, Inc. (a)	300	3,743
Hana Financial Group, Inc.	1,187	29,412
Hanall Biopharma Co., Ltd. (a)	726	6,749
Helixmith Co., Ltd. (a)	250	2,394
Hite Jinro Co., Ltd.	1,021	18,911
HLB Life Science Co., Ltd. (a)	577	5,162
HLB, Inc. (a)	670	20,067
Huons Co., Ltd.	596	13,268
Hwaseung Enterprise Co., Ltd.	1,034	7,733
HYBE Co., Ltd. (a)	72	6,794
Hyundai Bioscience Co., Ltd. (a)	460	6,752
Hyundai Electric & Energy System Co., Ltd. (a)	330	7,346
Hyundai Mobis Co., Ltd.	751	100,259
Hyundai Motor Co.	1,646	203,061
Hyundai Steel Co.	606	11,902
iNtRON Biotechnology, Inc. (a)	827	5,954
JW Pharmaceutical Corp.	3,986	49,034
JYP Entertainment Corp.	171	7,028
Kakao Corp.	287	11,454
KB Financial Group, Inc.	4,019	122,758
KG DONGBUSTEEL	608	3,519
Kia Corp.	917	46,084
KMW Co., Ltd. (a)	230	4,220
Koh Young Technology, Inc.	369	3,276
Kolmar BNH Co., Ltd.	1,201	18,972
KoMiCo, Ltd.	159	4,429
Korea Electric Power Corp. ADR	3,293	22,392
Korea Shipbuilding & Offshore Engineering Co., Ltd. (a)	297	15,133
KT&G Corp.	1,228	74,331
Kuk-il Paper Manufacturing Co., Ltd. (a)	7,462	10,588
L&C Bio Co., Ltd.	2,058	34,451
L&F Co., Ltd. (a)	85	10,557

See accompanying notes to financial statements.
158

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
LegoChem Biosciences, Inc. (a)	152	$ 3,809
LG Chem, Ltd. Preference Shares	1,986	349,809
LG Electronics, Inc.	394	21,646
LG H&H Co., Ltd.	210	92,913
Lock&Lock Co., Ltd. (a)	701	3,312
Lotte Chemical Corp.	20	2,013
Lotte Tour Development Co., Ltd. (a)	1,061	8,046
MedPacto, Inc. (a)	533	8,848
Medytox, Inc.	54	4,106
Namhae Chemical Corp.	643	3,694
Naturecell Co., Ltd. (a)	3,557	29,710
NAVER Corp.	2,156	291,596
NEPES Corp. (a)	250	2,831
Nexon Games Co. Ltd. (a)	897	9,342
NEXTIN, Inc.	554	16,980
NHN KCP Corp. (a)	792	6,145
NICE Information Service Co., Ltd.	3,067	28,726
NKMax Co., Ltd. (a)	762	6,764
Oscotec, Inc. (a)	966	12,491
Park Systems Corp.	96	6,522
PharmaResearch Co., Ltd.	171	6,765
Pharmicell Co., Ltd. (a)	1,098	7,905
POSCO Holdings, Inc. ADR	5,857	214,425
RFHIC Corp.	251	3,553
S&S Tech Corp.	360	5,334
Sam Chun Dang Pharm Co., Ltd. (a)	1,403	30,841
SAM KANG M&T Co., Ltd. (a)	1,764	26,200
Samsung C&T Corp.	392	28,358
Samsung Electronics Co., Ltd. GDR	1,638	1,510,236
Samsung Engineering Co., Ltd. (a)	1,095	17,412
Samsung Fire & Marine Insurance Co., Ltd.	216	27,779
Samsung Heavy Industries Co., Ltd. (a)	3,068	11,387
Samsung SDI Co., Ltd.	48	18,318
Samsung Securities Co., Ltd.	849	18,248
Sang-A Frontec Co., Ltd.	253	4,421
Sangsangin Co., Ltd.	1,536	7,912
Seegene, Inc.	396	7,418
SFA Semicon Co., Ltd. (a)	2,403	6,987
Shin Poong Pharmaceutical Co., Ltd. (a)	1,270	17,665
Shinhan Financial Group Co., Ltd.	3,979	93,169
SillaJen, Inc. (a)(f)	131	554
SK Chemicals Co., Ltd.	131	8,332
SK Hynix, Inc.	6,024	349,895
SK Innovation Co., Ltd. (a)	244	24,473
SK, Inc.	265	35,563
Security Description	Shares	Value
Solus Advanced Materials Co, Ltd.	314	$ 6,562
Soulbrain Co., Ltd.	26	3,233
Tokai Carbon Korea Co., Ltd.	87	5,369
Value Added Technology Co., Ltd.	471	9,810
Vaxcell-Bio Therapeutics Co., Ltd. (a)	259	7,295
Webzen, Inc. (a)	309	3,207
Wemade Co., Ltd.	900	28,811
Woori Technology Investment Co., Ltd. (a)	2,370	7,670
Wysiwyg Studios Co., Ltd. (a)	504	6,447
Youlchon Chemical Co., Ltd.	497	9,275
Zinus, Inc.	101	2,457
		5,121,640
SPAIN — 0.7%
Acciona SA	4,044	715,484
Acerinox SA	15,704	126,122
ACS Actividades de Construccion y Servicios SA (b)	16,498	373,833
Amadeus IT Group SA (a)	5,227	245,329
Audax Renovables SA (a)(b)	3,813	3,119
Banco Bilbao Vizcaya Argentaria SA (b)	46,704	211,404
Banco Santander SA	111,929	262,889
Distribuidora Internacional de Alimentacion SA (a)(b)	609,156	7,101
Grenergy Renovables SA (a)	188	5,728
Iberdrola SA	51,711	485,418
Industria de Diseno Textil SA (b)	10,401	216,829
Repsol SA (a)	8,984	103,898
Telefonica SA	43,930	145,289
		2,902,443
SWEDEN — 0.8%
Alleima AB (a)	3,064	9,608
Assa Abloy AB Class B	17,704	334,537
Atlas Copco AB Class B	57,218	480,843
BICO Group AB (a)(b)	697	1,862
Boozt AB (a)(b)(c)	5,021	26,151
Camurus AB (a)	2,056	47,873
Cellavision AB	161	3,692
Epiroc AB Class B	16,478	209,362
Evolution AB (c)	2,846	227,424
Fingerprint Cards AB Class B (a)(b)	4,539	2,304
Fortnox AB	7,238	28,238
Humble Group AB (a)(b)	2,686	2,234
Industrivarden AB Class A	226	4,596
Lime Technologies AB (b)	604	11,952
MIPS AB	1,835	55,162
PowerCell Sweden AB (a)(b)	2,093	26,083
Re:NewCell AB (a)(b)	1,175	7,623
Sandvik AB	15,321	210,608

See accompanying notes to financial statements.
159

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Securitas AB Class B (b)	23,844	$ 166,731
Sedana Medical AB (a)(b)	2,076	4,576
Skandinaviska Enskilda Banken AB Class A	36,098	347,399
Skanska AB Class B	15,631	196,488
SKF AB Class B (b)	11,107	150,379
Stillfront Group AB (a)	15,324	33,196
Storytel AB (a)(b)	1,431	4,272
Svenska Handelsbanken AB Class A	14,610	120,619
Tele2 AB Class B	10,917	94,439
Telefonaktiebolaget LM Ericsson Class B (b)	29,193	172,277
Telia Co. AB	25,118	72,496
Volvo AB Class A	19,352	287,381
Xvivo Perfusion AB (a)	468	5,651
		3,346,056
SWITZERLAND — 2.0%
ABB, Ltd.	21,728	569,553
Adecco Group AG	4,218	117,465
Alcon, Inc.	2,863	169,118
Basilea Pharmaceutica AG (a)(b)	529	21,445
Cie Financiere Richemont SA Class A	5,871	562,375
Credit Suisse Group AG (a)	18,393	74,301
Geberit AG	1,633	709,279
Givaudan SA	204	622,415
Gurit Holding AG Class BR (b)	141	10,386
Holcim AG (a)	4,221	175,745
Kuehne + Nagel International AG (b)	1,943	398,767
Meyer Burger Technology AG (a)(b)	12,811	5,149
Molecular Partners AG (a)(b)	2,550	16,970
Novartis AG	14,003	1,074,571
Roche Holding AG	5,242	1,722,657
Sensirion Holding AG (a)(c)	289	23,813
SGS SA	203	438,278
Swatch Group AG Bearer Shares	618	140,961
Swiss Steel Holding AG (a)(b)	14,988	3,350
TE Connectivity, Ltd.	10,410	1,148,848
UBS Group AG	30,970	455,464
Vetropack Holding AG	87	2,594
Zurich Insurance Group AG	1,010	405,334
		8,868,838
TAIWAN — 1.7%
91APP, Inc.	8,000	20,284
Adimmune Corp. (a)	16,000	17,286
Advanced Energy Solution Holding Co., Ltd.	1,000	20,095
Advanced Wireless Semiconductor Co.	3,000	5,755
Alchip Technologies, Ltd.	5,000	136,540
Allied Supreme Corp.	1,000	10,473
Security Description	Shares	Value
Amazing Microelectronic Corp.	8,000	$ 21,972
Andes Technology Corp.	4,000	49,702
AP Memory Technology Corp.	4,000	19,276
Asia Pacific Telecom Co., Ltd. (a)	80,000	16,378
AUO Corp. ADR	43,058	278,155
AURAS Technology Co., Ltd.	2,000	8,945
Bank of Kaohsiung Co., Ltd.	77,250	30,901
Bizlink Holding, Inc.	1,000	8,835
Career Technology MFG. Co., Ltd. (a)	12,729	11,326
Century Iron & Steel Industrial Co., Ltd.	4,000	7,912
Chailease Holding Co., Ltd.	4,000	22,993
Charoen Pokphand Enterprise	5,500	13,772
Chief Telecom, Inc.	3,000	26,458
Chun Yuan Steel Industry Co., Ltd.	20,000	9,260
Chunghwa Telecom Co., Ltd. ADR	14,119	501,648
CTBC Financial Holding Co., Ltd.	125,000	78,152
Darfon Electronics Corp.	8,000	9,928
E Ink Holdings, Inc.	4,000	26,709
EirGenix, Inc. (a)	16,000	54,175
Elite Semiconductor Microelectronics Technology, Inc.	11,000	22,105
Episil Technologies, Inc.	17,090	51,137
Episil-Precision, Inc.	2,017	4,619
Ever Supreme Bio Technology Co., Ltd.	6,500	39,104
Evergreen Marine Corp. Taiwan, Ltd. (a)	1,600	7,358
Everlight Chemical Industrial Corp.	14,000	7,981
Faraday Technology Corp.	12,000	50,647
First Copper Technology Co., Ltd.	21,000	14,452
Fitipower Integrated Technology, Inc.	16,353	48,005
FocalTech Systems Co., Ltd.	28,000	53,797
Formosa Chemicals & Fibre Corp.	11,000	23,941
Formosa Plastics Corp.	14,000	38,187
Fulgent Sun International Holding Co., Ltd.	5,000	25,040
Genius Electronic Optical Co., Ltd.	1,079	11,742
Global Unichip Corp.	1,000	18,552
Globalwafers Co., Ltd.	1,000	11,544
Gold Circuit Electronics, Ltd. (a)	74,800	218,635
Gudeng Precision Industrial Co., Ltd.	1,000	8,882
Hiwin Mikrosystem Corp.	14,000	32,807
Hon Hai Precision Industry Co., Ltd. GDR	82,348	525,380

See accompanying notes to financial statements.
160

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
International Games System Co., Ltd.	8,000	$ 90,712
Jentech Precision Industrial Co., Ltd.	3,299	39,641
Johnson Health Tech Co., Ltd.	9,000	20,977
Kinsus Interconnect Technology Corp.	8,000	23,434
KMC Kuei Meng International, Inc.	7,000	30,867
Land Mark Optoelectronics Corp.	4,000	17,953
Lotus Pharmaceutical Co., Ltd. (a)	3,000	15,355
MediaTek, Inc.	5,000	86,774
Medigen Vaccine Biologics Corp. (a)	21,303	53,477
Microbio Co., Ltd.	4,813	10,051
Nan Ya Plastics Corp.	16,000	33,714
Nuvoton Technology Corp.	17,000	57,829
OBI Pharma, Inc. (a)	12,000	27,024
Oneness Biotech Co., Ltd. (a)	1,000	7,953
Oriental Union Chemical Corp.	18,000	9,837
Pan Jit International, Inc.	24,500	43,986
PChome Online, Inc.	2,000	3,052
Pegavision Corp.	1,000	11,638
Pharmally International Holding Co., Ltd. (a)(f)	1,282	—
Quang Viet Enterprise Co., Ltd.	10,000	42,679
RDC Semiconductor Co., Ltd. (a)	5,000	45,907
RichWave Technology Corp.	17,042	52,335
San Fu Chemical Co., Ltd.	6,000	22,678
SDI Corp.	8,000	26,709
Sensortek Technology Corp.	1,000	7,134
Sesoda Corp.	9,000	11,792
Shiny Chemical Industrial Co., Ltd.	1,000	3,591
Speed Tech Corp.	4,000	6,388
Sporton International, Inc.	11,200	83,253
Sunplus Technology Co., Ltd.	3,000	2,126
T3EX Global Holdings Corp.	1,000	1,997
TaiDoc Technology Corp. (a)	1,000	5,166
Taigen Biopharmaceuticals Holdings, Ltd. (a)	84,000	40,348
TaiMed Biologics, Inc. (a)	8,000	16,101
Taiwan Cogeneration Corp.	15,000	16,229
Taiwan Mask Corp.	22,000	38,250
Taiwan Semiconductor Co., Ltd.	40,000	104,570
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	36,923	2,531,441
Taiwan Surface Mounting Technology Corp.	3,000	7,843
Taiwan Union Technology Corp.	2,000	2,822
Tanvex BioPharma, Inc. (a)	23,294	36,318
TCI Co., Ltd.	459	1,800
Security Description	Shares	Value
Thinking Electronic Industrial Co., Ltd.	1,000	$ 3,669
Topkey Corp.	4,000	19,717
TSEC Corp. (a)	16,827	19,239
Tung Thih Electronic Co., Ltd.	3,000	16,819
Unimicron Technology Corp.	2,000	7,402
United Integrated Services Co., Ltd.	7,000	33,072
United Microelectronics Corp. ADR (a)(b)	55,286	307,943
United Renewable Energy Co., Ltd. (a)	519,879	352,874
Universal Vision Biotechnology Co., Ltd.	4,200	37,371
VIA Labs, Inc.	1,000	5,606
Via Technologies, Inc.	2,000	4,977
Visual Photonics Epitaxy Co., Ltd.	2,000	3,565
Voltronic Power Technology Corp.	1,000	44,253
Wafer Works Corp.	13,229	16,438
Win Semiconductors Corp.	2,000	7,780
XinTec, Inc.	15,000	45,356
Yageo Corp. (a)	400	3,389
		7,242,066
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
AngloGold Ashanti, Ltd.	4,123	57,276
THAILAND — 0.2%
Absolute Clean Energy PCL	1,960,600	139,300
B Grimm Power PCL	38,300	34,269
Bangkok Aviation Fuel Services PCL (a)	20,800	17,646
BCPG PCL	83,700	20,415
BEC World PCL	88,700	24,456
Beyond Securities PCL (a)	50,700	18,414
Carabao Group PCL Class F	17,300	39,099
CK Power PCL	341,000	45,653
CP ALL PCL NVDR	39,600	59,054
Delta Electronics Thailand PCL	1,400	24,274
Dhipaya Group Holdings PCL	2,900	4,305
Ditto Thailand PCL	23,700	43,354
Energy Absolute PCL	17,305	40,487
Esso Thailand PCL	31,713	10,762
Forth Corp. PCL	7,700	10,360
Global Power Synergy PCL Class F	7,700	13,014
Gunkul Engineering PCL	406,800	56,620
Jasmine International PCL (a)	212,400	14,753
Osotspa PCL	37,000	26,730
Plan B Media PCL Class F (a)	185,600	34,443
Prima Marine PCL	120,400	18,354
PSG Corp. PCL (a)	372,500	15,504
PTT PCL	103,000	92,842
R&B Food Supply PCL	30,000	9,862
RS PCL	155,800	61,956
Sabuy Technology PCL	15,900	5,522

See accompanying notes to financial statements.
161

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
SCB X PCL NVDR	9,400	$ 25,917
Singha Estate PCL (a)	82,500	3,981
SPCG PCL	8,900	3,516
Star Petroleum Refining PCL	28,800	8,093
STARK Corp. PCL (a)	464,000	50,189
Super Energy Corp. PCL	237,900	4,352
Synnex Thailand PCL	19,300	8,596
TOA Paint Thailand PCL	4,400	3,849
TQM Alpha PCL NVDR	36,600	37,842
		1,027,783
TURKEY — 0.1%
Akbank T.A.S.	48,351	29,446
Eldorado Gold Corp. (a)(b)	4,014	24,393
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	16,159	3,373
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	9,591	13,700
Migros Ticaret A/S (a)	7,721	42,148
Nuh Cimento Sanayi A/S	7,297	26,411
Oyak Cimento Fabrikalari AS (a)	8,428	6,197
Turkiye Is Bankasi A/S Class C	79,321	32,176
Vestel Elektronik Sanayi ve Ticaret A/S	10,784	23,268
		201,112
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Islamic Bank PJSC	10,149	25,006
Agthia Group PJSC	6,886	8,886
Al Waha Capital PJSC	44,997	17,273
AL Yah Satellite Communications Co-Pjsc-Yah Sat	27,219	20,082
Amanat Holdings PJSC	401,400	103,819
Dana Gas PJSC	205,626	52,903
Emirates Telecommunications Group Co. PJSC	3,009	19,137
First Abu Dhabi Bank PJSC	8,484	41,253
National Central Cooling Co. PJSC	52,861	40,584
Network International Holdings PLC (a)(c)	24,182	81,793
SHUAA Capital PSC (a)	512,321	51,608
		462,344
UNITED KINGDOM — 3.7%
3i Group PLC	47,064	574,235
Abrdn PLC	79,003	122,674
Alphawave IP Group PLC Class WI (a)(b)	2,284	3,513
AO World PLC (a)(b)	16,678	8,032
Argo Blockchain PLC (a)(b)	45,514	16,817
AstraZeneca PLC ADR	8,009	439,214
AstraZeneca PLC	9,487	1,053,103
Avacta Group PLC (a)(b)	18,835	22,329
BAE Systems PLC	47,915	422,444
Barclays PLC	130,898	210,853
Security Description	Shares	Value
boohoo Group PLC (a)	4,419	$ 1,798
BP PLC	117,041	565,857
British American Tobacco PLC	8,863	319,222
British Land Co. PLC REIT	34,349	134,472
BT Group PLC (b)	65,770	89,094
Burberry Group PLC	8,530	172,158
Capita PLC (a)	12,395	3,465
Capricorn Energy PLC (a)	13,940	38,125
Central Asia Metals PLC	29,677	71,889
Ceres Power Holdings PLC (a)(b)	6,974	28,766
CK Hutchison Holdings, Ltd.	50,920	281,523
CMC Markets PLC (b)(c)	9,054	22,286
CNH Industrial NV	7,403	84,345
Compass Group PLC	23,325	469,980
Craneware PLC	109	2,348
Diageo PLC	14,610	619,339
Eurasia Mining PLC (a)	927	54
Experian PLC	19,955	592,758
Frontier Developments PLC (a)(b)	2,786	41,612
Greatland Gold PLC (a)(b)	60,423	4,890
Haleon PLC (a)	33,598	104,734
Hammerson PLC REIT (b)	307,363	61,417
HSBC Holdings PLC	140,259	731,656
Imperial Brands PLC	5,041	104,386
Indivior PLC (a)	4,638	14,714
InterContinental Hotels Group PLC	10,282	501,465
ITM Power PLC (a)(b)	9,077	10,599
J Sainsbury PLC	39,590	77,031
Land Securities Group PLC REIT	22,214	129,393
Learning Technologies Group PLC	25,206	29,516
Liberty Global PLC Class A (a)	2,189	34,127
Liberty Global PLC Class C (a)	8,642	142,593
Linde PLC (d)	5,358	1,444,463
Linde PLC (d)	490	134,024
Lloyds Banking Group PLC	465,419	215,040
M&G PLC	23,572	43,825
Marks & Spencer Group PLC (a)	53,086	58,478
National Grid PLC	10,725	111,462
Next PLC	3,911	209,604
On the Beach Group PLC (a)(b)(c)	5,543	6,237
Pearson PLC	5,449	52,725
Quilter PLC (c)	19,860	20,334
Reckitt Benckiser Group PLC	4,322	288,321
RELX PLC (d)	16,743	411,558
RELX PLC (d)	27,975	686,787
Rolls-Royce Holdings PLC (a)	76,053	59,080
Sage Group PLC	89,972	700,238
Serica Energy PLC	41,452	173,292
Severn Trent PLC	13,398	352,218
Silence Therapeutics PLC (f)	2	—

See accompanying notes to financial statements.
162

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Smith & Nephew PLC	24,365	$ 285,722
Smiths Group PLC	18,737	315,833
SSE PLC	12,955	220,902
Standard Chartered PLC	26,246	166,063
Team17 Group PLC (a)	3,032	12,591
TechnipFMC PLC (a)	6,166	52,164
Tesco PLC	50,139	115,746
Unilever PLC (d)	8,332	369,157
Unilever PLC (d)	2	89
United Utilities Group PLC	23,880	236,929
Virgin Money UK PLC CDI	732	984
Vodafone Group PLC	177,739	200,632
Warehouse Reit PLC	30,656	36,959
Whitbread PLC	17,497	449,624
WPP PLC	18,518	155,037
		15,944,944
UNITED STATES — 61.5%
10X Genomics, Inc. Class A (a)(b)	210	5,981
1Life Healthcare, Inc. (a)	1,212	20,786
23andMe Holding Co. Class A (a)	2,036	5,823
2seventy bio, Inc. (a)	1,394	20,283
2U, Inc. (a)	1,099	6,869
3D Systems Corp. (a)	2,190	17,476
3M Co.	5,229	577,804
4D Molecular Therapeutics, Inc. (a)	505	4,060
908 Devices, Inc. (a)	1,414	23,260
A10 Networks, Inc.	630	8,360
Abbott Laboratories	20,462	1,979,903
AbbVie, Inc.	6,292	844,449
Accel Entertainment, Inc. (a)	8,943	69,845
Accenture PLC Class A	5,358	1,378,613
Accolade, Inc. (a)(b)	606	6,921
ACM Research, Inc. Class A (a)(b)	1,848	23,026
Activision Blizzard, Inc.	2,834	210,680
ACV Auctions, Inc. Class A (a)	404	2,905
Adaptive Biotechnologies Corp. (a)	2,864	20,392
Adicet Bio, Inc. (a)(b)	545	7,750
Adobe, Inc. (a)	5,064	1,393,613
AdTheorent Holding Co., Inc. (a)(b)	1,753	3,769
Advanced Micro Devices, Inc. (a)	10,327	654,319
Aerie Pharmaceuticals, Inc. (a)	3,292	49,808
Aeva Technologies, Inc. (a)	703	1,315
AEye, Inc. (a)(b)	8,080	8,969
Affirm Holdings, Inc. (a)(b)	1,094	20,523
Aflac, Inc.	21,199	1,191,384
Agenus, Inc. (a)	18,020	36,941
Agilent Technologies, Inc.	10,701	1,300,707
Agilysys, Inc. (a)	909	50,313
AGNC Investment Corp. REIT	4,919	41,418
Security Description	Shares	Value
Airbnb, Inc. Class A (a)	1,664	$ 174,787
Akero Therapeutics, Inc. (a)(b)	2,416	82,265
Albemarle Corp.	521	137,773
Albireo Pharma, Inc. (a)	654	12,661
Alcoa Corp.	303	10,199
Alector, Inc. (a)	174	1,646
Align Technology, Inc. (a)	202	41,836
Alignment Healthcare, Inc. (a)	323	3,824
Alkami Technology, Inc. (a)(b)	1,010	15,201
Allbirds, Inc. Class A (a)(b)	2,634	8,007
Allegion PLC	1,749	156,850
Allovir, Inc. (a)(b)	3,452	27,236
Allstate Corp.	8,181	1,018,780
Ally Financial, Inc.	2,727	75,892
Alnylam Pharmaceuticals, Inc. (a)	202	40,432
Alpha & Omega Semiconductor, Ltd. (a)	303	9,320
Alpha Metallurgical Resources, Inc.	109	14,916
Alphabet, Inc. Class A (a)	42,789	4,092,768
Alphabet, Inc. Class C (a)	50,647	4,869,709
Alphatec Holdings, Inc. (a)	505	4,414
Alto Ingredients, Inc. (a)	505	1,838
Altria Group, Inc.	10,701	432,106
Altus Power, Inc. (a)	6,585	72,501
ALX Oncology Holdings, Inc. (a)(b)	303	2,900
Amazon.com, Inc. (a)	72,719	8,217,247
AMC Entertainment Holdings, Inc. Class A (a)(b)	4,146	28,898
Amcor PLC CDI	15,501	165,840
American Electric Power Co., Inc.	10,701	925,101
American Express Co.	8,274	1,116,245
American Tower Corp. REIT	5,358	1,150,363
American Well Corp. Class A (a)	7,039	25,270
Amgen, Inc.	5,900	1,329,860
Amplitude, Inc. Class A (a)(b)	881	13,629
Amyris, Inc. (a)(b)	3,773	11,017
Annaly Capital Management, Inc. REIT	2,499	42,874
Antero Resources Corp. (a)	505	15,418
APA Corp.	2,353	80,449
Apollo Medical Holdings, Inc. (a)(b)	87	3,393
Appfolio, Inc. Class A (a)	101	10,577
AppHarvest, Inc. (a)(b)	5,757	11,341
Appian Corp. Class A (a)(b)	200	8,166
Apple, Inc.	128,210	17,718,622
Applied Materials, Inc.	11,005	901,640
AppLovin Corp. Class A (a)(b)	327	6,373
Arbor Realty Trust, Inc. REIT	5,245	60,318
Archer-Daniels-Midland Co.	11,149	896,937
Arcturus Therapeutics Holdings, Inc. (a)	913	13,531

See accompanying notes to financial statements.
163

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Arcus Biosciences, Inc. (a)	3,059	$ 80,023
Arcutis Biotherapeutics, Inc. (a)	404	7,720
Ares Commercial Real Estate Corp. REIT	22,415	234,237
Armada Hoffler Properties, Inc. REIT	11,193	116,183
ARMOUR Residential REIT, Inc. (b)	4,313	21,004
Array Technologies, Inc. (a)	1,656	27,456
Arrowhead Pharmaceuticals, Inc. (a)	3,191	105,463
Arvinas, Inc. (a)	928	41,287
Asana, Inc. Class A (a)(b)	739	16,428
Aspen Aerogels, Inc. (a)	436	4,020
Astra Space, Inc. (a)(b)	883	540
AT&T, Inc.	61,898	949,515
Atara Biotherapeutics, Inc. (a)	4,607	17,414
Audacy, Inc. Class A (a)	2,323	897
Autodesk, Inc. (a)	202	37,734
Automatic Data Processing, Inc.	5,358	1,211,926
Avanos Medical, Inc. (a)	703	15,311
Aveanna Healthcare Holdings, Inc. (a)	1,010	1,515
AvePoint, Inc. (a)(b)	5,454	21,871
Avidity Biosciences, Inc. (a)	1,283	20,951
AvidXchange Holdings, Inc. (a)	1,099	9,254
Axonics, Inc. (a)	2,452	172,719
Axsome Therapeutics, Inc. (a)	218	9,727
Babcock & Wilcox Enterprises, Inc. (a)	881	5,621
Baker Hughes Co.	4,323	90,610
Bancorp, Inc. (a)	3,694	81,194
Bandwidth, Inc. Class A (a)	1,091	12,983
Bank of America Corp.	75,503	2,280,191
Bank of New York Mellon Corp.	16,248	625,873
Bath & Body Works, Inc.	1,547	50,432
Baxter International, Inc.	10,386	559,390
Beachbody Co. Inc (a)(b)	12,725	12,852
Beam Therapeutics, Inc. (a)	218	10,386
Beauty Health Co. (a)(b)	1,535	18,098
Becton Dickinson & Co.	4,747	1,057,774
BellRing Brands, Inc. (a)	263	5,420
Benefitfocus, Inc. (a)(b)	1,818	11,544
Benson Hill, Inc. (a)(b)	3,733	10,228
Berkshire Hathaway, Inc. Class B (a)	6,159	1,644,576
BigCommerce Holdings, Inc. Class 1 (a)	529	7,829
Bill.Com Holdings, Inc. (a)	499	66,053
BioCryst Pharmaceuticals, Inc. (a)	5,272	66,427
Biogen, Inc. (a)	2,806	749,202
BioLife Solutions, Inc. (a)	303	6,893
Bionano Genomics, Inc. (a)(b)	4,812	8,806
Bioxcel Therapeutics, Inc. (a)(b)	1,811	21,406
Security Description	Shares	Value
BJ's Restaurants, Inc. (a)	869	$ 20,726
Blackstone, Inc.	2,121	177,528
Blink Charging Co. (a)(b)	535	9,480
Block, Inc. CDI (a)(d)	888	48,301
Block, Inc. (a)(d)	1,728	95,023
Bloom Energy Corp. Class A (a)	693	13,853
Boeing Co. (a)	4,422	535,416
Booking Holdings, Inc. (a)	409	672,073
Boston Beer Co., Inc. Class A (a)	101	32,689
Boston Omaha Corp. Class A (a)	202	4,654
Boxed, Inc. (a)	990	913
Braze, Inc. Class A (a)	545	18,982
Bridgebio Pharma, Inc. (a)	6,140	61,032
Brighthouse Financial, Inc. (a)	1,341	58,226
BrightSpire Capital, Inc. Class A, REIT (b)	34,048	214,843
Bristol-Myers Squibb Co.	16,262	1,156,066
Broadcom, Inc.	4,014	1,782,256
BTRS Holdings, Inc. Class A (a)	4,646	43,022
Bumble, Inc. Class A (a)	261	5,609
Butterfly Network, Inc. (a)(b)	4,385	20,610
C.H. Robinson Worldwide, Inc.	5,358	516,029
C3.ai, Inc. Class A (a)(b)	656	8,200
C4 Therapeutics, Inc. (a)	1,535	13,462
Caesars Entertainment, Inc. (a)	1,315	42,422
Callon Petroleum Co. (a)	363	12,709
Cambium Networks Corp. (a)	303	5,127
Cano Health, Inc. (a)(b)	808	7,005
Canoo, Inc. (a)	3,383	6,343
Cantaloupe, Inc. (a)	7,746	26,956
Capital One Financial Corp.	5,358	493,847
Cara Therapeutics, Inc. (a)(b)	2,558	23,943
Cardiovascular Systems, Inc. (a)	909	12,599
Cardlytics, Inc. (a)(b)	202	1,899
CareDx, Inc. (a)	391	6,655
CareMax, Inc. (a)(b)	3,290	23,326
Caribou Biosciences, Inc. (a)	1,159	12,227
Carnival Corp. (a)(b)	5,358	37,667
Carrier Global Corp.	5,358	190,530
Cars.com, Inc. (a)	1,683	19,355
Carvana Co. (a)(b)	210	4,263
Casa Systems, Inc. (a)	1,212	3,794
Cassava Sciences, Inc. (a)(b)	264	11,040
Castle Biosciences, Inc. (a)	303	7,902
Catalyst Pharmaceuticals, Inc. (a)	2,963	38,015
Caterpillar, Inc.	5,358	879,141
Celldex Therapeutics, Inc. (a)	1,604	45,088
Celsius Holdings, Inc. (a)(b)	505	45,793
Celularity, Inc. (a)	1,208	2,790
Centrus Energy Corp. Class A (a)	436	17,867

See accompanying notes to financial statements.
164

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Century Aluminum Co. (a)	412	$ 2,175
Century Communities, Inc.	690	29,518
Certara, Inc. (a)	1,192	15,830
Cerus Corp. (a)	3,694	13,298
CEVA, Inc. (a)	182	4,774
CF Industries Holdings, Inc.	1,616	155,540
ChampionX Corp.	4,512	88,300
Change Healthcare, Inc. (a)	6,903	189,763
ChannelAdvisor Corp. (a)	2,075	47,020
ChargePoint Holdings, Inc. (a)	848	12,516
Charles Schwab Corp.	16,319	1,172,847
Charter Communications, Inc. Class A (a)	1,973	598,510
Chefs' Warehouse, Inc. (a)	297	8,604
ChemoCentryx, Inc. (a)	2,460	127,084
Chemours Co.	1,335	32,908
Chevron Corp.	14,695	2,111,231
Chimerix, Inc. (a)	9,922	19,149
Chubb, Ltd.	7,105	1,292,257
Church & Dwight Co., Inc.	14,857	1,061,384
Cigna Corp.	1,556	431,743
CinCor Pharma, Inc. (a)	436	14,310
Cipher Mining, Inc. (a)(b)	10,439	13,153
Cisco Systems, Inc.	49,128	1,965,120
Citigroup, Inc.	25,138	1,047,500
Citizens Financial Group, Inc.	3,131	107,581
Citrix Systems, Inc. (a)	4,915	511,160
Clean Energy Fuels Corp. (a)	16,404	87,597
Clear Channel Outdoor Holdings, Inc. (a)	22,036	30,189
Clear Secure, Inc. Class A (a)(b)	404	9,235
Cleveland-Cliffs, Inc. (a)	848	11,423
Clorox Co.	5,222	670,453
Cloudflare, Inc. Class A (a)	2,201	121,737
Clover Health Investments Corp. (a)	5,569	9,467
Coca-Cola Co.	21,267	1,191,377
Codexis, Inc. (a)	598	3,624
Coeur Mining, Inc. (a)	5,150	17,613
Cognizant Technology Solutions Corp. Class A	10,784	619,433
Coherus Biosciences, Inc. (a)	922	8,860
Coinbase Global, Inc. Class A (a)	537	34,631
Colgate-Palmolive Co.	8,977	630,634
Collegium Pharmaceutical, Inc. (a)	1,422	22,780
Comcast Corp. Class A	27,446	804,991
Community Health Systems, Inc. (a)	7,638	16,422
Community Healthcare Trust, Inc. REIT	6,906	226,171
Compass, Inc. Class A (a)(b)	4,387	10,178
Computer Programs & Systems, Inc. (a)	210	5,855
Conagra Brands, Inc.	10,701	349,174
Security Description	Shares	Value
ConocoPhillips	10,701	$ 1,095,140
CONSOL Energy, Inc.	101	6,496
Constellation Energy Corp.	3,568	296,822
ContextLogic, Inc. Class A (a)(b)	5,891	4,323
Corning, Inc.	20,504	595,026
Corteva, Inc.	8,538	487,947
Costco Wholesale Corp.	4,829	2,280,592
Coty, Inc. Class A (a)	835	5,277
Couchbase, Inc. (a)	1,907	27,213
Coupa Software, Inc. (a)	109	6,409
Crowdstrike Holdings, Inc. Class A (a)	1,702	280,507
CryoPort, Inc. (a)	1,138	27,722
CS Disco, Inc. (a)(b)	881	8,810
CSX Corp.	35,504	945,827
Cullinan Oncology, Inc. (a)(b)	141	1,808
Cummins, Inc.	5,156	1,049,298
CVS Health Corp.	15,541	1,482,145
Cytek Biosciences, Inc. (a)	881	12,968
Cytokinetics, Inc. (a)	290	14,051
Danaher Corp.	8,325	2,150,264
Danimer Scientific, Inc. (a)(b)	4,850	14,308
Datadog, Inc. Class A (a)	1,212	107,601
Dave & Buster's Entertainment, Inc. (a)	2,359	73,200
Deciphera Pharmaceuticals, Inc. (a)	3,472	64,232
Deere & Co.	3,017	1,007,346
Definitive Healthcare Corp. (a)	1,208	18,772
Dell Technologies, Inc. Class C	1,119	38,236
Denny's Corp. (a)	498	4,686
Dermtech, Inc. (a)(b)	4,349	17,222
Designer Brands, Inc. Class A	1,683	25,767
Desktop Metal, Inc. Class A (a)(b)	1,212	3,139
Devon Energy Corp.	2,353	141,486
DexCom, Inc. (a)	1,275	102,688
Diebold Nixdorf, Inc. (a)	6,608	16,124
Digital Turbine, Inc. (a)	3,409	49,124
DigitalOcean Holdings, Inc. (a)	218	7,885
Dine Brands Global, Inc. (b)	546	34,704
Discover Financial Services	7,693	699,448
DocuSign, Inc. (a)	603	32,242
Dollar Tree, Inc. (a)	3,961	539,092
Doma Holdings, Inc. (a)(b)	8,205	3,605
Domo, Inc. Class B (a)	1,090	19,609
DoorDash, Inc. Class A (a)	616	30,461
Douglas Elliman, Inc.	15,836	64,928
Dow, Inc.	8,648	379,907
DraftKings, Inc. Class A (a)	1,637	24,784
Duke Energy Corp.	5,844	543,609
DuPont de Nemours, Inc.	6,238	314,395
DXC Technology Co. (a)	1,748	42,791
Dynavax Technologies Corp. (a)(b)	6,462	67,463
Dyne Therapeutics, Inc. (a)	3,341	42,431

See accompanying notes to financial statements.
165

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Dynex Capital, Inc. REIT	17,437	$ 203,141
Easterly Government Properties, Inc. REIT	30,268	477,326
Eaton Corp. PLC	10,410	1,388,278
eBay, Inc.	10,902	401,303
Ebix, Inc.	693	13,146
Ecolab, Inc.	3,682	531,754
Edgio, Inc. (a)	4,311	11,985
Edison International	9,261	523,987
Editas Medicine, Inc. (a)(b)	667	8,164
El Pollo Loco Holdings, Inc. (a)	136	1,213
Elanco Animal Health, Inc. (a)	2,255	27,985
Elastic NV (a)	101	7,246
Electronic Arts, Inc.	202	23,373
Elevance Health, Inc.	3,213	1,459,473
Eli Lilly & Co.	7,373	2,384,060
Ellington Financial, Inc. REIT (b)	3,922	44,593
Embark Technology, Inc. (a)(b)	822	6,107
Embecta Corp.	945	27,207
Emerson Electric Co.	10,701	783,527
Energy Fuels, Inc. (a)(b)	1,660	10,184
Energy Vault Holdings, Inc. (a)	656	3,464
Enfusion, Inc. Class A (a)	2,525	31,159
Enovix Corp. (a)(b)	1,317	24,147
Enphase Energy, Inc. (a)	798	221,421
EOG Resources, Inc.	7,793	870,712
EPAM Systems, Inc. (a)	319	115,539
EQRx, Inc. (a)	3,406	16,860
EQT Corp.	707	28,810
Equity Residential REIT	5,358	360,165
Erasca, Inc. (a)(b)	404	3,151
ESS Tech, Inc. (a)(b)	6,367	26,041
Essential Properties Realty Trust, Inc. REIT	2,684	52,204
Estee Lauder Cos., Inc. Class A	4,550	982,345
Etsy, Inc. (a)	410	41,053
Eventbrite, Inc. Class A (a)(b)	495	3,010
Everbridge, Inc. (a)	545	16,830
Everi Holdings, Inc. (a)	2,156	34,970
EverQuote, Inc. Class A (a)	2,785	18,994
Evolent Health, Inc. Class A (a)	1,360	48,865
Evolv Technologies Holdings, Inc. (a)	8,403	17,814
Exact Sciences Corp. (a)	101	3,281
Exelon Corp.	10,701	400,859
eXp World Holdings, Inc. (b)	707	7,925
Expedia Group, Inc. (a)	394	36,914
Expensify, Inc. Class A (a)	1,208	17,975
Expro Group Holdings NV (a)(b)	642	8,179
Exxon Mobil Corp.	29,625	2,586,559
F45 Training Holdings, Inc. (a)(b)	3,070	9,486
Faraday Future Intelligent Electric, Inc. (a)(b)	9,285	5,907
Security Description	Shares	Value
Fastenal Co.	10,801	$ 497,278
Fastly, Inc. Class A (a)(b)	303	2,775
Fate Therapeutics, Inc. (a)(b)	708	15,866
FB Financial Corp.	898	34,313
FedEx Corp.	4,040	599,819
Ferguson PLC	4,319	453,395
FibroGen, Inc. (a)	303	3,942
Fidelity National Information Services, Inc.	808	61,061
Figs, Inc. Class A (a)(b)	654	5,396
FirstEnergy Corp.	10,701	395,937
Fiverr International, Ltd. (a)(b)	43	1,315
Ford Motor Co.	41,969	470,053
Fortinet, Inc. (a)	2,020	99,243
Fortive Corp.	5,241	305,550
Fox Corp. Class A	7,603	233,260
Franklin BSP Realty Trust, Inc. REIT	690	7,431
Franklin Resources, Inc.	15,261	328,417
Freeport-McMoRan, Inc.	6,226	170,157
Freshworks, Inc. Class A (a)(b)	1,208	15,668
fuboTV, Inc. (a)(b)	7,692	27,307
FuelCell Energy, Inc. (a)(b)	3,596	12,262
Fulgent Genetics, Inc. (a)	202	7,700
GameStop Corp. Class A (a)(b)	1,592	40,007
Generac Holdings, Inc. (a)	101	17,992
General Dynamics Corp.	5,358	1,136,807
General Electric Co.	5,291	327,566
General Mills, Inc.	5,358	410,476
General Motors Co.	10,701	343,395
Generation Bio Co. (a)	2,125	11,284
Geron Corp. (a)	16,407	38,392
Gilead Sciences, Inc.	13,780	850,088
Ginkgo Bioworks Holdings, Inc. (a)	8,338	26,015
Gitlab, Inc. Class A (a)(b)	327	16,749
Gladstone Commercial Corp. REIT	19,449	301,459
Glaukos Corp. (a)	101	5,377
Global Blood Therapeutics, Inc. (a)	363	24,720
Global Medical REIT, Inc.	9,488	80,838
Global Payments, Inc.	303	32,739
Globalstar, Inc. (a)	42,770	68,004
Goldman Sachs Group, Inc.	4,360	1,277,698
GoodRx Holdings, Inc. Class A (a)(b)	1,426	6,659
Gossamer Bio, Inc. (a)(b)	1,644	19,695
Granite Point Mortgage Trust, Inc. REIT	2,292	14,760
Green Brick Partners, Inc. (a)	1,306	27,922
GreenLight Biosciences Holdings PBC (a)	772	1,791
Grid Dynamics Holdings, Inc. (a)	1,083	20,285
Groupon, Inc. (a)(b)	437	3,479
GrowGeneration Corp. (a)(b)	800	2,800

See accompanying notes to financial statements.
166

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
GSK PLC	26,879	$ 391,805
Guardant Health, Inc. (a)	101	5,437
Haemonetics Corp. (a)	101	7,477
Halliburton Co.	10,701	263,459
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	1,570	46,990
Health Catalyst, Inc. (a)	3,458	33,543
Healthpeak Properties, Inc. REIT	14,591	334,426
Hecla Mining Co.	2,155	8,491
Heliogen, Inc. (a)	6,476	12,045
Heron Therapeutics, Inc. (a)(b)	11,565	48,804
Hershey Co.	5,358	1,181,278
Hess Corp.	5,358	583,968
Hewlett Packard Enterprise Co.	21,514	257,738
Hims & Hers Health, Inc. (a)(b)	535	2,985
Hippo Holdings, Inc. (a)	133	2,470
HireRight Holdings Corp. (a)	772	11,781
Home Depot, Inc.	9,414	2,597,699
Honest Co., Inc. (a)	6,149	21,522
Honeywell International, Inc.	10,860	1,813,294
HP, Inc.	19,868	495,111
HubSpot, Inc. (a)	202	54,564
Humacyte, Inc. (a)(b)	2,394	7,804
Huron Consulting Group, Inc. (a)	101	6,691
Hydrofarm Holdings Group, Inc. (a)	404	784
Hyzon Motors, Inc. (a)(b)	535	910
I3 Verticals, Inc. Class A (a)	707	14,161
Ichor Holdings, Ltd. (a)	198	4,794
Ideanomics, Inc. (a)(b)	7,171	1,972
Ideaya Biosciences, Inc. (a)	1,426	21,276
IGM Biosciences, Inc. (a)(b)	630	14,326
Illinois Tool Works, Inc.	7,383	1,333,739
Illumina, Inc. (a)	404	77,079
Imago Biosciences, Inc. (a)(b)	529	7,961
ImmunityBio, Inc. (a)(b)	5,102	25,357
ImmunoGen, Inc. (a)	8,638	41,290
Immunovant, Inc. (a)	1,426	7,957
Inari Medical, Inc. (a)	202	14,673
Ingersoll Rand, Inc.	8,211	355,208
Inhibrx, Inc. (a)(b)	2,291	41,123
Inmode, Ltd. (a)	3,093	90,037
Innovative Industrial Properties, Inc. REIT	1,032	91,332
Inogen, Inc. (a)	202	4,905
Inovio Pharmaceuticals, Inc. (a)	9,032	15,580
Inseego Corp. (a)(b)	5,882	12,176
Inspire Medical Systems, Inc. (a)	496	87,976
Installed Building Products, Inc.	43	3,483
Insulet Corp. (a)	101	23,169
Intapp, Inc. (a)	1,212	22,628
Intel Corp.	38,565	993,820
Security Description	Shares	Value
Intellia Therapeutics, Inc. (a)	927	$ 51,875
Intercept Pharmaceuticals, Inc. (a)	1,660	23,157
International Business Machines Corp.	8,668	1,029,845
International Flavors & Fragrances, Inc.	1,583	143,784
International Money Express, Inc. (a)	4,317	98,384
International Seaways, Inc.	444	15,598
Intra-Cellular Therapies, Inc. (a)	2,040	94,921
Intuit, Inc.	3,679	1,424,950
Intuitive Surgical, Inc. (a)	606	113,589
Invitae Corp. (a)(b)	1,583	3,894
iRhythm Technologies, Inc. (a)	101	12,653
Jamf Holding Corp. (a)	101	2,238
JM Smucker Co.	5,358	736,243
Johnson & Johnson	18,200	2,973,152
Johnson Controls International PLC	14,214	699,613
Joint Corp. (a)	101	1,587
JPMorgan Chase & Co.	29,460	3,078,570
Juniper Networks, Inc.	10,701	279,510
Karyopharm Therapeutics, Inc. (a)	5,438	29,691
Kellogg Co.	5,358	373,238
Keysight Technologies, Inc. (a)	5,356	842,820
Kimberly-Clark Corp.	5,358	602,989
Kinder Morgan, Inc.	7,923	131,839
Kiniksa Pharmaceuticals, Ltd. Class A (a)	505	6,484
KKR Real Estate Finance Trust, Inc. REIT (b)	2,582	41,958
KLA Corp.	202	61,131
KnowBe4, Inc. Class A (a)	327	6,805
Kohl's Corp.	4,302	108,195
Kraft Heinz Co.	620	20,677
Krystal Biotech, Inc. (a)	2	139
Kymera Therapeutics, Inc. (a)(b)	792	17,242
Kyndryl Holdings, Inc. (a)	1,731	14,315
Lam Research Corp.	404	147,864
Lamb Weston Holdings, Inc.	3,596	278,258
Lantheus Holdings, Inc. (a)	2,160	151,913
Laredo Petroleum, Inc. (a)	363	22,815
Las Vegas Sands Corp. (a)	5,358	201,032
Latch, Inc. (a)(b)	14,755	14,070
Lattice Semiconductor Corp. (a)	101	4,970
Leidos Holdings, Inc.	1,340	117,210
Lemonade, Inc. (a)	495	10,484
Lexicon Pharmaceuticals, Inc. (a)	10,722	25,733
LGI Homes, Inc. (a)	43	3,499
Liberty Broadband Corp. Class C (a)	778	57,416

See accompanying notes to financial statements.
167

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Light & Wonder, Inc. Class A (a)	1,824	$ 78,213
Lightwave Logic, Inc. (a)(b)	1,099	8,067
Lindblad Expeditions Holdings, Inc. (a)(b)	4,108	27,770
Livent Corp. (a)(b)	594	18,206
LivePerson, Inc. (a)	772	7,272
Local Bounti Corp. (a)(b)	2,416	6,861
Lockheed Martin Corp.	3,063	1,183,206
Lordstown Motors Corp. Class A (a)(b)	12,260	22,436
Lovesac Co. (a)	428	8,723
Lowe's Cos., Inc.	8,246	1,548,681
Lucid Group, Inc. (a)(b)	2,836	39,619
Lululemon Athletica, Inc. (a)	101	28,236
Lumen Technologies, Inc.	3,618	26,339
Luminar Technologies, Inc. (a)(b)	303	2,207
LyondellBasell Industries NV Class A	5,257	395,747
M&T Bank Corp.	4,138	729,612
M/I Homes, Inc. (a)	243	8,804
MacroGenics, Inc. (a)(b)	4,725	16,349
Macy's, Inc.	2,259	35,399
Madrigal Pharmaceuticals, Inc. (a)	218	14,168
Magnite, Inc. (a)	949	6,235
Marathon Digital Holdings, Inc. (a)(b)	2,095	22,437
Marathon Oil Corp.	16,122	364,035
Marathon Petroleum Corp.	10,801	1,072,863
Maravai LifeSciences Holdings, Inc. Class A (a)	606	15,471
Markforged Holding Corp. (a)	1,616	3,200
Marqeta, Inc. Class A (a)(b)	2,198	15,650
Marsh & McLennan Cos., Inc.	10,701	1,597,552
Marvell Technology, Inc.	3,838	164,689
Mastercard, Inc. Class A	5,301	1,507,286
Matador Resources Co.	1,684	82,381
Match Group, Inc. (a)	606	28,937
Mattel, Inc. (a)	327	6,193
Matterport, Inc. (a)	4,496	17,040
Maxar Technologies, Inc.	2,703	50,600
MaxCyte, Inc. (a)	3,030	19,695
Maxeon Solar Technologies, Ltd. (a)(b)	2,127	50,559
MaxLinear, Inc. (a)	303	9,884
MBIA, Inc. (a)	772	7,102
McCormick & Co., Inc.	10,339	736,861
McDonald's Corp.	5,358	1,236,305
McKesson Corp.	3,508	1,192,264
MediaAlpha, Inc. Class A (a)(b)	1,545	13,519
Medifast, Inc.	408	44,211
Medtronic PLC	18,420	1,487,415
MeiraGTx Holdings PLC (a)	216	1,817
Membership Collective Group, Inc. Class A (a)(b)	2,743	12,947
Security Description	Shares	Value
Merchants Bancorp	1,382	$ 31,883
Merck & Co., Inc.	21,411	1,843,915
MeridianLink, Inc. (a)	141	2,295
Mersana Therapeutics, Inc. (a)	7,410	50,092
Meta Materials, Inc. (a)(b)	1,507	978
Meta Platforms, Inc. Class A (a)	17,945	2,434,778
MetLife, Inc.	15,915	967,314
MGP Ingredients, Inc. (b)	77	8,174
Micron Technology, Inc.	4,549	227,905
Microsoft Corp.	58,715	13,674,723
Microvast Holdings, Inc. (a)	1,768	3,200
MicroVision, Inc. (a)(b)	1,620	5,848
MiMedx Group, Inc. (a)	1,010	2,899
Mitek Systems, Inc. (a)	3,712	34,002
Model N, Inc. (a)	273	9,345
Moderna, Inc. (a)	2,393	282,972
Monarch Casino & Resort, Inc. (a)	667	37,445
Mondelez International, Inc. Class A	5,358	293,779
MoneyGram International, Inc. (a)	796	8,278
MongoDB, Inc. (a)	311	61,752
Montauk Renewables, Inc. (a)	2,416	42,135
Monte Rosa Therapeutics, Inc. (a)(b)	830	6,781
Morgan Stanley	15,516	1,225,919
Mosaic Co.	4,919	237,735
MP Materials Corp. (a)	101	2,757
MRC Global, Inc. (a)	4,753	34,174
Multiplan Corp. (a)(b)	2,634	7,533
Myovant Sciences, Ltd. (a)(b)	3,474	62,393
N-Able, Inc. (a)	505	4,661
NanoString Technologies, Inc. (a)	202	2,580
Natera, Inc. (a)	109	4,776
National Beverage Corp.	303	11,678
Navitas Semiconductor Corp. (a)(b)	772	3,744
nCino, Inc. (a)(b)	218	7,436
Neogen Corp. (a)	875	12,224
NeoGenomics, Inc. (a)	202	1,739
Nestle SA	20,972	2,281,617
NetApp, Inc.	5,358	331,392
Netflix, Inc. (a)	2,786	655,936
Newmont Corp.	5,358	225,197
News Corp. Class A	2,786	42,096
NexPoint Residential Trust, Inc. REIT	9,971	460,760
NextDecade Corp. (a)(b)	1,753	10,553
Nextdoor Holdings, Inc. (a)(b)	2,743	7,653
NextEra Energy, Inc.	21,464	1,682,992
NexTier Oilfield Solutions, Inc. (a)	6,451	47,737
NextNav, Inc. (a)	3,842	10,335
NIKE, Inc. Class B	15,734	1,307,810

See accompanying notes to financial statements.
168

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
nLight, Inc. (a)	297	$ 2,807
NMI Holdings, Inc. Class A (a)	210	4,278
Norfolk Southern Corp.	4,174	875,079
Northrop Grumman Corp.	2,259	1,062,453
Nov, Inc.	2,353	38,072
Novavax, Inc. (a)(b)	618	11,248
Novocure, Ltd. (a)(b)	505	38,370
NOW, Inc. (a)	617	6,201
Nucor Corp.	707	75,642
Nurix Therapeutics, Inc. (a)	1,050	13,682
nVent Electric PLC	397	12,549
NVIDIA Corp.	17,959	2,180,043
Oak Street Health, Inc. (a)(b)	707	17,336
Occidental Petroleum Corp.	6,380	392,051
Oceaneering International, Inc. (a)	3,961	31,530
Ocugen, Inc. (a)(b)	2,955	5,260
Offerpad Solutions, Inc. (a)(b)	1,644	1,989
Okta, Inc. (a)	303	17,232
Olo, Inc. Class A (a)(b)	881	6,960
ON Semiconductor Corp. (a)	1,313	81,839
ON24, Inc. (a)	236	2,077
OneSpan, Inc. (a)	1,410	12,140
Open Lending Corp. Class A (a)	1,099	8,836
Opendoor Technologies, Inc. (a)(b)	2,198	6,836
OptimizeRx Corp. (a)	2,149	31,848
Oracle Corp.	16,475	1,006,128
OraSure Technologies, Inc. (a)	606	2,297
O'Reilly Automotive, Inc. (a)	1,661	1,168,264
Organogenesis Holdings, Inc. (a)	707	2,291
Organon & Co.	1,917	44,858
Origin Materials, Inc. (a)	808	4,169
Oscar Health, Inc. Class A (a)	1,208	6,028
Otis Worldwide Corp.	2,684	171,239
Ouster, Inc. (a)(b)	4,496	4,331
Outset Medical, Inc. (a)	537	8,554
Overstock.com, Inc. (a)(b)	998	24,301
Ovintiv, Inc.	101	4,646
Owens & Minor, Inc.	2,987	71,987
Pacific Biosciences of California, Inc. (a)(b)	1,386	8,046
Palantir Technologies, Inc. Class A (a)	7,642	62,129
Palo Alto Networks, Inc. (a)	630	103,188
Palomar Holdings, Inc. (a)	924	77,357
Par Pacific Holdings, Inc. (a)	301	4,939
PAR Technology Corp. (a)(b)	101	2,983
Paragon 28, Inc. (a)	436	7,770
Paramount Global Class B (b)	10,411	198,225
Parker-Hannifin Corp.	4,307	1,043,629
Party City Holdco, Inc. (a)(b)	1,212	1,915
Pathward Financial, Inc.	711	23,435
Paya Holdings, Inc. (a)	5,858	35,792
Security Description	Shares	Value
Paymentus Holdings, Inc. Class A (a)	303	$ 2,945
Payoneer Global, Inc. (a)(b)	2,864	17,327
PayPal Holdings, Inc. (a)	11,396	980,854
PBF Energy, Inc. Class A (a)	2,075	72,957
Peabody Energy Corp. (a)(b)	1,505	37,354
Peloton Interactive, Inc. Class A (a)(b)	2,012	13,943
Penn Entertainment, Inc. (a)	605	16,644
Penn National Gaming, Inc. (a)	76	2,091
Pennant Group, Inc. (a)	1,515	15,771
PennyMac Financial Services, Inc.	210	9,009
Pentair PLC	397	16,130
PepsiCo, Inc.	11,010	1,797,493
PetIQ, Inc. (a)	303	2,091
PetMed Express, Inc. (b)	708	13,820
Pfizer, Inc.	46,095	2,017,117
PG&E Corp. (a)	1,111	13,888
Phathom Pharmaceuticals, Inc. (a)(b)	1,734	19,213
Philip Morris International, Inc.	10,701	888,290
Phillips 66	2,657	214,473
Phreesia, Inc. (a)	2,436	62,069
Piedmont Lithium, Inc. (a)	390	20,861
Pinterest, Inc. Class A (a)	3,215	74,910
Pioneer Natural Resources Co.	3,616	782,972
Planet Labs PBC (a)(b)	6,035	32,770
Playstudios, Inc. (a)	4,169	14,550
PLBY Group, Inc. (a)(b)	1,099	4,429
Plug Power, Inc. (a)(b)	3,237	68,009
PMV Pharmaceuticals, Inc. (a)(b)	436	5,188
PNC Financial Services Group, Inc.	5,358	800,592
Point Biopharma Global, Inc. (a)(b)	1,014	7,838
Porch Group, Inc. (a)(b)	2,089	4,700
PotlatchDeltic Corp. REIT	944	38,742
PPL Corp.	16,122	408,693
Praxis Precision Medicines, Inc. (a)	2,329	5,287
Precigen, Inc. (a)	20,720	43,926
Premier Financial Corp.	210	5,397
Privia Health Group, Inc. (a)	202	6,880
PROCEPT BioRobotics Corp. (a)	327	13,557
Procter & Gamble Co.	11,617	1,466,646
Prologis, Inc. REIT	13,448	1,366,317
PROS Holdings, Inc. (a)	505	12,474
Proterra, Inc. (a)	606	3,018
Provention Bio, Inc. (a)(b)	1,485	6,683
Prudential Financial, Inc.	8,026	688,470
PTC Therapeutics, Inc. (a)	1,318	66,164
Public Service Enterprise Group, Inc.	10,701	601,717
Public Storage REIT	4,522	1,324,087

See accompanying notes to financial statements.
169

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
PubMatic, Inc. Class A (a)(b)	588	$ 9,778
Pulmonx Corp. (a)(b)	162	2,699
PureCycle Technologies, Inc. (a)(b)	3,280	26,470
Purple Innovation, Inc. (a)(b)	4,052	16,411
QUALCOMM, Inc.	10,834	1,224,025
Quanterix Corp. (a)	697	7,681
Quantum-Si, Inc. (a)	6,896	18,964
QuidelOrtho Corp. (a)	101	7,219
QuinStreet, Inc. (a)	927	9,734
Qurate Retail, Inc. Class A	9,776	19,650
Radius Health, Inc. (a)	3,672	294
Ramaco Resources, Inc.	1,208	11,114
Range Resources Corp.	404	10,205
Rapt Therapeutics, Inc. (a)	1,535	36,932
Raytheon Technologies Corp.	17,980	1,471,843
RealReal, Inc. (a)(b)	2,852	4,278
Reata Pharmaceuticals, Inc. Class A (a)(b)	218	5,478
REC Silicon ASA (a)(b)	18,587	31,214
Recursion Pharmaceuticals, Inc. Class A (a)(b)	3,256	34,644
Redfin Corp. (a)(b)	1,192	6,961
Regeneron Pharmaceuticals, Inc. (a)	202	139,152
REGENXBIO, Inc. (a)	188	4,969
Relmada Therapeutics, Inc. (a)(b)	752	27,839
Remitly Global, Inc. (a)	1,099	12,221
Repay Holdings Corp. (a)	1,010	7,131
Resideo Technologies, Inc. (a)	1,044	19,899
Retail Opportunity Investments Corp. REIT	44,216	608,412
Revance Therapeutics, Inc. (a)	3,077	83,079
Rhythm Pharmaceuticals, Inc. (a)	1,668	40,866
Rigel Pharmaceuticals, Inc. (a)	23,082	27,237
Rimini Street, Inc. (a)	7,676	35,770
RingCentral, Inc. Class A (a)	202	8,072
Riot Blockchain, Inc. (a)(b)	3,145	22,046
Rivian Automotive, Inc. Class A (a)(b)	867	28,533
ROBLOX Corp. Class A (a)(b)	1,973	70,712
Rocket Pharmaceuticals, Inc. (a)	1,402	22,376
Rockley Photonics Holdings, Ltd. (a)	6,363	4,518
Roivant Sciences, Ltd. (a)(b)	2,634	8,481
Roku, Inc. (a)(b)	713	40,213
Root, Inc. Class A (a)(b)	292	2,301
Ross Stores, Inc.	9,698	817,250
Rover Group, Inc. (a)	1,010	3,373
Rush Street Interactive, Inc. (a)	2,307	8,490
Ruth's Hospitality Group, Inc.	5,527	93,185
S&P Global, Inc.	101	30,840
Sabre Corp. (a)(b)	1,287	6,628
Safehold, Inc. REIT (b)	1,126	29,794
Security Description	Shares	Value
Salesforce, Inc. (a)	10,408	$ 1,497,087
Samsara, Inc. Class A (a)	1,753	21,159
Sana Biotechnology, Inc. (a)(b)	1,212	7,272
Sangamo Therapeutics, Inc. (a)	3,556	17,424
Sarepta Therapeutics, Inc. (a)	408	45,100
Schlumberger NV	10,893	391,059
Schneider Electric SE	5,564	637,413
Scholar Rock Holding Corp. (a)	3,582	24,823
Schrodinger, Inc. (a)	1,008	25,180
Seagate Technology Holdings PLC	4,263	226,919
Seer, Inc. (a)(b)	2,408	18,638
Select Energy Services, Inc. Class A (a)	13,181	91,872
Sema4 Holdings Corp. (a)(b)	11,888	10,432
SEMrush Holdings, Inc. Class A (a)	2,634	29,527
Senseonics Holdings, Inc. (a)(b)	19,738	26,054
Seres Therapeutics, Inc. (a)	2,582	16,576
Seritage Growth Properties Class A, REIT (a)	3,421	30,857
ServiceNow, Inc. (a)	1,024	386,673
Sherwin-Williams Co.	101	20,680
Shoals Technologies Group, Inc. Class A (a)	1,042	22,455
Shockwave Medical, Inc. (a)	210	58,395
ShotSpotter, Inc. (a)	1,717	49,381
SI-BONE, Inc. (a)	826	14,422
SIGA Technologies, Inc.	2,155	22,197
Signature Bank	404	61,004
Signify Health, Inc. Class A (a)	404	11,777
Silk Road Medical, Inc. (a)	521	23,445
Silvergate Capital Corp. Class A (a)	384	28,934
Simon Property Group, Inc. REIT	5,358	480,880
Simulations Plus, Inc. (b)	869	42,181
Sinch AB (a)(b)(c)	2,902	3,937
SiTime Corp. (a)	101	7,952
Skillsoft Corp. (a)(b)	505	924
Skillz, Inc. (a)(b)	9,773	9,968
Skyline Champion Corp. (a)	1,275	67,409
SM Energy Co.	202	7,597
Smartsheet, Inc. Class A (a)	202	6,941
Smith & Wesson Brands, Inc.	505	5,237
Snap One Holdings Corp. (a)	545	5,526
Snap, Inc. Class A (a)	6,958	68,328
Snowflake, Inc. Class A (a)	1,315	223,497
SolarEdge Technologies, Inc. (a)	245	56,708
Solid Power, Inc. (a)	656	3,451
SomaLogic, Inc. (a)(b)	1,208	3,503
Sorrento Therapeutics, Inc. (a)	8,802	13,819
Southern Co.	5,358	364,344
Splunk, Inc. (a)	109	8,197

See accompanying notes to financial statements.
170

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sprinklr, Inc. Class A (a)	707	$ 6,519
Sprout Social, Inc. Class A (a)	792	48,059
Squarespace, Inc. Class A (a)(b)	327	6,985
STAAR Surgical Co. (a)	210	14,816
Starbucks Corp.	16,673	1,404,867
State Street Corp.	5,358	325,820
Stellantis NV	9,171	110,256
Stem, Inc. (a)(b)	505	6,737
Stoke Therapeutics, Inc. (a)	404	5,187
Sumo Logic, Inc. (a)	1,644	12,330
Sunnova Energy International, Inc. (a)(b)	1,914	42,261
Sunrun, Inc. (a)	202	5,573
Surmodics, Inc. (a)	101	3,070
SVB Financial Group (a)	101	33,914
Swiss Re AG	5,050	375,370
Synchrony Financial	5,974	168,407
Syndax Pharmaceuticals, Inc. (a)	990	23,790
Sysco Corp.	10,701	756,668
Tactile Systems Technology, Inc. (a)	2,323	18,096
Take-Two Interactive Software, Inc. (a)	109	11,881
Tandem Diabetes Care, Inc. (a)	496	23,734
Tango Therapeutics, Inc. (a)	1,907	6,903
Tapestry, Inc.	5,132	145,903
Target Corp.	5,358	795,074
Target Hospitality Corp. (a)	202	2,549
TechTarget, Inc. (a)	4,454	263,677
Teladoc Health, Inc. (a)(b)	308	7,808
Tellurian, Inc. (a)(b)	5,933	14,180
Telos Corp. (a)	2,505	22,269
Tenneco, Inc. Class A (a)(b)	3,763	65,439
Tesla, Inc. (a)	20,512	5,440,808
Texas Instruments, Inc.	12,922	2,000,067
TG Therapeutics, Inc. (a)	3,357	19,873
Thermo Fisher Scientific, Inc.	4,833	2,451,249
ThredUp, Inc. Class A (a)(b)	1,973	3,630
TJX Cos., Inc.	19,183	1,191,648
T-Mobile US, Inc. (a)	606	81,307
TPI Composites, Inc. (a)	1,414	15,950
Trade Desk, Inc. Class A (a)	2,937	175,486
Traeger, Inc. (a)	1,208	3,407
Trane Technologies PLC	8,106	1,173,830
TransMedics Group, Inc. (a)	1,717	71,668
TRANSOCEAN, Ltd. (a)(b)	2,119	5,234
Travelers Cos., Inc.	5,358	820,846
Treace Medical Concepts, Inc. (a)	731	16,133
Triumph Bancorp, Inc. (a)	109	5,924
Triumph Group, Inc. (a)	3,077	26,431
Tupperware Brands Corp. (a)	303	1,985
Turning Point Brands, Inc.	101	2,144
Twilio, Inc. Class A (a)	704	48,675
Twist Bioscience Corp. (a)	1,427	50,287
Security Description	Shares	Value
Twitter, Inc. (a)	3,190	$ 139,850
Tyson Foods, Inc. Class A	8,234	542,868
Uber Technologies, Inc. (a)	4,965	131,572
Ultra Clean Holdings, Inc. (a)	303	7,802
UMH Properties, Inc. REIT	30,731	496,306
Union Pacific Corp.	7,126	1,388,287
Unisys Corp. (a)	2,059	15,545
United Parcel Service, Inc. Class B	5,358	865,531
UnitedHealth Group, Inc.	9,216	4,654,449
Unity Software, Inc. (a)(b)	881	28,069
Universal Corp.	188	8,656
Upland Software, Inc. (a)	545	4,431
Upstart Holdings, Inc. (a)(b)	515	10,707
Upwork, Inc. (a)	909	12,381
Uranium Energy Corp. (a)(b)	2,931	10,259
Urstadt Biddle Properties, Inc. Class A, REIT	1,315	20,396
US Bancorp	16,262	655,684
Valero Energy Corp.	6,487	693,136
Vanda Pharmaceuticals, Inc. (a)	464	4,584
Vaxart, Inc. (a)	5,613	12,236
VBI Vaccines, Inc. (a)	35,251	24,880
Vector Group, Ltd.	31,673	279,039
Velodyne Lidar, Inc. (a)	8,324	7,884
Vera Therapeutics, Inc. (a)	436	9,291
Veracyte, Inc. (a)	198	3,287
Veritone, Inc. (a)(b)	3,511	19,767
Verizon Communications, Inc.	18,331	696,028
Vertex, Inc. Class A (a)	2,008	27,449
Veru, Inc. (a)	3,737	43,050
Verve Therapeutics, Inc. (a)	850	29,198
Viad Corp. (a)	594	18,759
Viatris, Inc.	6,766	57,646
Vicor Corp. (a)	109	6,446
Victoria's Secret & Co. (a)	515	14,997
ViewRay, Inc. (a)	4,603	16,755
Vimeo, Inc. (a)	1,113	4,452
Vinco Ventures, Inc. (a)	6,296	5,863
Vir Biotechnology, Inc. (a)	602	11,607
Virgin Galactic Holdings, Inc. (a)(b)	1,984	9,345
Viridian Therapeutics, Inc. (a)	1,208	24,776
Visa, Inc. Class A	14,946	2,655,157
Vista Outdoor, Inc. (a)	1,355	32,954
Vital Farms, Inc. (a)	121	1,448
Vivint Smart Home, Inc. (a)(b)	4,444	29,242
VMware, Inc. Class A	491	52,272
Vobile Group, Ltd. (a)(b)	33,110	9,195
Volta, Inc. (a)(b)	7,150	8,652
Vontier Corp.	2,092	34,957
Vuzix Corp. (a)(b)	3,473	20,109
Walgreens Boots Alliance, Inc.	10,701	336,011
Walmart, Inc.	11,010	1,427,997
Walt Disney Co. (a)	17,532	1,653,794

See accompanying notes to financial statements.
171

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Warner Bros Discovery, Inc. (a)	15,379	$ 176,858
Waste Management, Inc.	10,608	1,699,508
Wayfair, Inc. Class A (a)(b)	308	10,025
Wells Fargo & Co.	38,436	1,545,896
Western Digital Corp. (a)	6,672	217,174
WeWork, Inc. Class A (a)(b)	2,852	7,558
Willdan Group, Inc. (a)	707	10,471
Williams Cos., Inc.	9,749	279,114
WM Technology, Inc. (a)	5,520	8,887
Wolfspeed, Inc. (a)	303	31,318
Workhorse Group, Inc. (a)(b)	5,951	17,079
Yext, Inc. (a)	1,616	7,207
Y-mAbs Therapeutics, Inc. (a)	3,002	43,289
Yum! Brands, Inc.	5,358	569,770
Zendesk, Inc. (a)	101	7,686
Zentalis Pharmaceuticals, Inc. (a)	218	4,722
Zeta Global Holdings Corp. Class A (a)(b)	2,307	15,249
Zillow Group, Inc. Class C (a)	894	25,577
Zoetis, Inc.	617	91,495
Zoom Video Communications, Inc. Class A (a)	1,591	117,082
ZoomInfo Technologies, Inc. (a)	1,414	58,907
Zscaler, Inc. (a)	700	115,059
		268,911,888
ZAMBIA — 0.0% (e)
First Quantum Minerals, Ltd.	4,375	74,665
TOTAL COMMON STOCKS (Cost $517,028,901)		435,623,533

PREFERRED STOCKS — 0.0% (e)
UNITED STATES — 0.0% (e)
AMC Entertainment Holdings, Inc., (a) (Cost: $65,243)	4,146	11,236
RIGHTS — 0.0% (e)
SOUTH KOREA — 0.0% (e)
Osteogenic Core Technologies, Inc. (expiring 11/08/22) (a)	196	513
SWEDEN — 0.0% (e)
Securitas AB (expiring 10/11/22) (a)(b)	94,436	39,400
UNITED STATES — 0.0% (e)
Progenic Pharmaceuticals, Inc. (CVR) (a)	5,004	214
TOTAL RIGHTS (Cost $62,888)		40,127
WARRANTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
PointsBet Holdings Ltd. (expiring 07/08/24) (a)(b)(f)	438	—
Security Description	Shares	Value
THAILAND — 0.0% (e)
Sabuy W2 R (expiring 08/31/23) (a)	6,280	$ 1,232
TOTAL WARRANTS (Cost $2,442)		1,232
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (g)(h)	147,121	147,150
State Street Navigator Securities Lending Portfolio II (i)(j)	15,231,942	15,231,942
TOTAL SHORT-TERM INVESTMENTS (Cost $15,379,088)		15,379,092
TOTAL INVESTMENTS — 103.2% (Cost $532,538,562)		451,055,220
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(13,910,590)
NET ASSETS — 100.0%		$ 437,144,630
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $11,521, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.
172

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$434,131,884	$1,480,128	$11,521	$435,623,533
Preferred Stocks	11,236	—	—	11,236
Rights	39,400	727	—	40,127
Warrants	1,232	—	—	1,232
Short-Term Investments	15,379,092	—	—	15,379,092
TOTAL INVESTMENTS	$449,562,844	$1,480,855	$11,521	$451,055,220
Sector Breakdown as of September 30, 2022

% of Net Assets
Information Technology	19.9%
Financials	13.8
Health Care	13.4
Consumer Discretionary	11.6
Industrials	11.3
Consumer Staples	7.2
Communication Services	6.9
Energy	5.3
Materials	4.7
Real Estate	3.0
Utilities	2.6
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Corp.	5,305	$ 449,440	$ 131,534	$ 130,703	$34,151	$(158,602)	5,358	$ 325,820	$ 12,477
State Street Institutional Liquid Reserves Fund, Premier Class	990,099	990,297	28,714,008	29,557,182	23	4	147,121	147,150	5,497
State Street Navigator Securities Lending Portfolio II	9,339,802	9,339,802	65,628,174	59,736,034	—	—	15,231,942	15,231,942	161,202
Total		$10,779,539	$94,473,716	$89,423,919	$34,174	$(158,598)		$15,704,912	$179,176
See accompanying notes to financial statements.
173

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.3%
AECC Aviation Power Co., Ltd. Class A	164,000	$ 965,024
AVIC Electromechanical Systems Co., Ltd. Class A	501,500	797,712
AviChina Industry & Technology Co., Ltd. Class H	1,502,000	581,674
AVICOPTER PLC Class A	76,000	423,113
Gaona Aero Material Co., Ltd. Class A	36,400	258,915
Hubei Feilihua Quartz Glass Co., Ltd. Class A	29,700	249,460
Kuang-Chi Technologies Co., Ltd. Class A (a)	80,700	168,098
		3,443,996
AIR FREIGHT & LOGISTICS — 0.9%
JD Logistics, Inc. (a) (b) (c)	882,700	1,551,773
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	9,000	158,358
SF Holding Co., Ltd. Class A	228,000	1,510,160
Sinotrans, Ltd. Class H	1,121,000	282,753
STO Express Co., Ltd. Class A (a)	28,371	50,739
YTO Express Group Co., Ltd. Class A	302,000	878,997
Yunda Holding Co., Ltd. Class A	135,758	298,018
ZTO Express Cayman, Inc. ADR	212,022	5,094,889
		9,825,687
AIRLINES — 0.3%
Air China, Ltd. Class A (a)	820,900	1,205,589
Air China, Ltd. Class H (a)	520,000	397,457
China Eastern Airlines Corp., Ltd. Class A (a)	906,100	620,238
China Eastern Airlines Corp., Ltd. Class H (a) (c)	204,000	69,387
China Southern Airlines Co., Ltd. Class A (a)	558,900	520,552
China Southern Airlines Co., Ltd. Class H (a) (c)	814,000	429,300
		3,242,523
AUTO COMPONENTS — 0.5%
Bethel Automotive Safety Systems Co., Ltd. Class A	17,600	212,040
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	5,800	123,979
China First Capital Group, Ltd. (a)	431,600	5,223
Fuyao Glass Industry Group Co., Ltd. Class A	168,200	844,875
Fuyao Glass Industry Group Co., Ltd. Class H (b)	259,600	1,048,334
Security Description	Shares	Value
Huayu Automotive Systems Co., Ltd. Class A	168,600	$ 390,688
Kandi Technologies Group, Inc. (a) (c)	25,258	53,294
Minth Group, Ltd.	398,000	881,188
Ningbo Tuopu Group Co., Ltd. Class A	52,000	538,297
Ningbo Xusheng Auto Technology Co., Ltd. Class A	44,400	225,203
Sailun Group Co., Ltd. Class A	148,800	211,225
Shandong Linglong Tyre Co., Ltd. Class A	162,600	415,101
Shenzhen Kedali Industry Co., Ltd. Class A	15,500	209,134
Tianneng Power International, Ltd. (c)	518,000	452,678
Wencan Group Co., Ltd. Class A	20,600	206,285
Zhejiang Shuanghuan Driveline Co., Ltd. Class A	52,100	212,664
		6,030,208
AUTOMOBILES — 4.1%
AIMA Technology Group Co., Ltd. Class A	34,600	242,423
BAIC Motor Corp., Ltd. Class H (b)	126,400	27,696
BYD Co., Ltd. Class A	107,500	3,800,043
BYD Co., Ltd. Class H	376,500	9,323,889
Chongqing Changan Automobile Co., Ltd. Class A	593,552	1,045,709
Dongfeng Motor Group Co., Ltd. Class H (a)	1,497,300	801,113
Geely Automobile Holdings, Ltd.	2,650,000	3,652,658
Great Wall Motor Co., Ltd. Class H	1,980,500	2,275,712
Guangzhou Automobile Group Co., Ltd. Class A	126,900	215,916
Guangzhou Automobile Group Co., Ltd. Class H	1,985,691	1,416,562
Li Auto, Inc. ADR (a)	284,504	6,546,437
NIO, Inc. ADR (a)	726,929	11,463,670
Niu Technologies ADR (a)	18,296	75,014
Qingling Motors Co., Ltd. Class H	3,612,000	469,336
SAIC Motor Corp., Ltd. Class A	525,779	1,054,633
XPeng, Inc. ADR (a) (c)	262,480	3,136,636
Yadea Group Holdings, Ltd. (b)	446,000	715,882
		46,263,329
BANKS — 9.6%
Agricultural Bank of China, Ltd. Class A	5,394,800	2,164,231
Agricultural Bank of China, Ltd. Class H	16,483,000	4,934,464
Bank of Beijing Co., Ltd. Class A	665,800	383,838

See accompanying notes to financial statements.
174

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Bank of Chengdu Co., Ltd. Class A	345,000	$ 791,707
Bank of China, Ltd. Class A	1,973,300	855,291
Bank of China, Ltd. Class H	40,705,700	13,326,749
Bank of Chongqing Co., Ltd. Class H	698,000	334,333
Bank of Communications Co., Ltd. Class A	1,025,000	664,245
Bank of Communications Co., Ltd. Class H	11,244,824	5,930,467
Bank of Hangzhou Co., Ltd. Class A	462,500	924,461
Bank of Jiangsu Co., Ltd. Class A	738,500	770,701
Bank of Nanjing Co., Ltd. Class A	457,400	674,954
Bank of Ningbo Co., Ltd. Class A	322,010	1,425,053
Bank of Shanghai Co., Ltd. Class A	655,500	537,887
Bank of Zhengzhou Co., Ltd. Class A (a)	960,819	322,108
China Bohai Bank Co., Ltd. Class H (b)	1,351,000	184,151
China CITIC Bank Corp., Ltd. Class H	5,336,471	2,121,019
China Construction Bank Corp. Class H	49,908,623	28,864,718
China Everbright Bank Co., Ltd. Class A	1,811,200	716,437
China Everbright Bank Co., Ltd. Class H	940,000	258,653
China Merchants Bank Co., Ltd. Class A	935,800	4,417,030
China Merchants Bank Co., Ltd. Class H	1,631,735	7,587,145
China Minsheng Banking Corp., Ltd. Class A	179,200	85,212
China Minsheng Banking Corp., Ltd. Class H (c)	4,413,259	1,264,963
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,466,000	801,067
Huaxia Bank Co., Ltd. Class A	203,500	143,580
Industrial & Commercial Bank of China, Ltd. Class A	3,174,100	1,936,743
Industrial & Commercial Bank of China, Ltd. Class H	35,216,789	16,509,482
Industrial Bank Co., Ltd. Class A	1,039,200	2,427,033
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	505,900	564,859
Ping An Bank Co., Ltd. Class A	899,600	1,494,044
Postal Savings Bank of China Co., Ltd. Class A	1,698,400	1,062,520
Postal Savings Bank of China Co., Ltd. Class H (b) (c)	3,950,000	2,329,775
Security Description	Shares	Value
Shanghai Pudong Development Bank Co., Ltd. Class A	1,025,270	$ 1,012,449
		107,821,369
BEVERAGES — 3.7%
Anhui Gujing Distillery Co., Ltd. Class A	36,200	1,380,893
Anhui Kouzi Distillery Co., Ltd. Class A	40,400	266,286
Beijing Shunxin Agriculture Co., Ltd. Class A	44,000	122,881
Beijing Yanjing Brewery Co., Ltd. Class A	498,600	652,524
China Resources Beer Holdings Co., Ltd.	833,667	5,803,883
Chongqing Brewery Co., Ltd. Class A	42,439	667,914
Huiyuan Juice Group, Ltd. (d)	701,000	—
Jiangsu King's Luck Brewery JSC, Ltd. Class A	90,300	581,130
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	74,300	1,648,239
JiuGui Liquor Co., Ltd. Class A	10,200	179,773
Kweichow Moutai Co., Ltd. Class A	52,231	13,718,683
Luzhou Laojiao Co., Ltd. Class A	66,000	2,135,396
Nongfu Spring Co., Ltd. Class H (b) (c)	778,000	4,514,440
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	30,020	113,441
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	55,140	2,342,685
Sichuan Swellfun Co., Ltd. Class A	43,700	384,459
Tsingtao Brewery Co., Ltd. Class A	37,500	558,622
Tsingtao Brewery Co., Ltd. Class H	223,000	2,114,976
Wuliangye Yibin Co., Ltd. Class A	173,800	4,125,621
Yantai Changyu Pioneer Wine Co., Ltd. Class A	54,800	228,297
		41,540,143
BIOTECHNOLOGY — 1.7%
3SBio, Inc. (b)	525,500	372,875
Akeso, Inc. (a) (b)	232,000	641,333
Alphamab Oncology (a) (b) (c)	126,000	97,912
Ascentage Pharma Group International (a) (b) (c)	36,800	55,505
BeiGene, Ltd. ADR (a)	32,310	4,356,034
Beijing SL Pharmaceutical Co., Ltd. Class A	120,475	139,078
Beijing Tiantan Biological Products Corp., Ltd. Class A	201,634	571,035

See accompanying notes to financial statements.
175

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	32,158	$ 516,033
Berry Genomics Co., Ltd. Class A (a)	102,700	163,648
BGI Genomics Co., Ltd. Class A	27,099	202,716
Bloomage Biotechnology Corp., Ltd. Class A	12,623	231,951
CARsgen Therapeutics Holdings, Ltd. (a) (b)	170,500	241,527
Chongqing Zhifei Biological Products Co., Ltd. Class A	87,900	1,065,653
CStone Pharmaceuticals (a) (b) (c)	243,000	108,345
Daan Gene Co., Ltd. Class A	242,640	564,299
Everest Medicines, Ltd. (a) (b)	41,000	39,172
Getein Biotech, Inc. Class A	238,828	387,262
Hualan Biological Engineering, Inc. Class A	110,600	281,730
I-Mab ADR (a) (c)	17,020	68,250
Imeik Technology Development Co., Ltd. Class A	7,700	529,581
InnoCare Pharma, Ltd. (a) (b) (c)	284,000	287,983
Innovent Biologics, Inc. (a) (b)	512,500	1,596,278
Jacobio Pharmaceuticals Group Co., Ltd. (a) (b)	81,900	43,924
JW Cayman Therapeutics Co., Ltd. (a) (b) (c)	136,500	54,948
Keymed Biosciences, Inc. (a) (b)	77,500	351,469
Kintor Pharmaceutical, Ltd. (a) (b) (c)	104,500	148,299
Legend Biotech Corp. ADR (a)	35,715	1,457,172
Remegen Co., Ltd. Class H (a) (b) (c)	63,500	307,797
Shanghai Haohai Biological Technology Co., Ltd. Class H (b) (c)	26,300	84,597
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	78,989	559,415
Shanghai Junshi Biosciences Co., Ltd. Class H (a) (b) (c)	20,000	63,568
Shanghai RAAS Blood Products Co., Ltd. Class A	454,200	339,576
Shenzhen Kangtai Biological Products Co., Ltd. Class A	59,560	253,223
Walvax Biotechnology Co., Ltd. Class A	92,000	478,767
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	300,000	575,244
Zai Lab, Ltd. ADR (a)	40,543	1,386,571
		18,622,770
BUILDING PRODUCTS — 0.4%
Beijing New Building Materials PLC Class A	141,400	477,009
Security Description	Shares	Value
China Lesso Group Holdings, Ltd. (a)	581,000	$ 541,040
Guangdong Kinlong Hardware Products Co., Ltd. Class A	10,300	127,906
Luoyang Glass Co., Ltd. Class A (a)	81,200	219,596
Xinyi Glass Holdings, Ltd.	1,475,000	2,145,824
Zhejiang Weixing New Building Materials Co., Ltd. Class A	247,975	716,535
Zhuzhou Kibing Group Co., Ltd. Class A	129,300	175,020
		4,402,930
CAPITAL MARKETS — 2.0%
Caitong Securities Co., Ltd. Class A	444,670	421,645
Central China Securities Co., Ltd. Class H (c)	595,000	76,555
Changjiang Securities Co., Ltd. Class A	526,200	384,548
China Cinda Asset Management Co., Ltd. Class H	3,985,200	441,677
China Everbright, Ltd.	624,000	360,891
China Galaxy Securities Co., Ltd. Class H	2,501,500	1,156,759
China International Capital Corp., Ltd. Class A	72,600	350,416
China International Capital Corp., Ltd. Class H (b) (c)	360,400	524,308
China Merchants Securities Co., Ltd. Class A	515,992	893,142
CITIC Securities Co., Ltd. Class A	406,625	993,584
CITIC Securities Co., Ltd. Class H	886,850	1,507,099
CSC Financial Co., Ltd. Class A	157,804	512,869
Dongxing Securities Co., Ltd. Class A	336,100	348,869
East Money Information Co., Ltd. Class A	532,532	1,316,176
Everbright Securities Co., Ltd. Class A	318,500	587,486
Founder Securities Co., Ltd. Class A	542,600	498,521
GF Securities Co., Ltd. Class A	268,600	537,641
GF Securities Co., Ltd. Class H	629,200	685,316
Guosen Securities Co., Ltd. Class A	318,500	384,211
Guotai Junan International Holdings, Ltd.	2,214,000	163,584
Guotai Junan Securities Co., Ltd. Class A	513,500	984,626
Guoyuan Securities Co., Ltd. Class A	535,740	480,946
Haitong Securities Co., Ltd. Class A	271,100	329,314
Haitong Securities Co., Ltd. Class H	2,277,800	1,207,104

See accompanying notes to financial statements.
176

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Huatai Securities Co., Ltd. Class A	364,500	$ 619,673
Huatai Securities Co., Ltd. Class H (b)	1,011,600	1,113,418
Huaxi Securities Co., Ltd. Class A	376,700	387,313
Industrial Securities Co., Ltd. Class A (a)	589,000	450,271
Noah Holdings, Ltd. ADR (a)	27,758	366,683
Orient Securities Co., Ltd. Class A	519,208	560,054
Shaanxi International Trust Co., Ltd. Class A	1,906,230	772,744
Shanxi Securities Co., Ltd. Class A	643,590	456,796
Shenwan Hongyuan Group Co., Ltd. Class A	1,205,610	652,764
Sinolink Securities Co., Ltd. Class A	406,700	435,843
SooChow Securities Co., Ltd. Class A	539,952	466,550
Southwest Securities Co., Ltd. Class A	809,800	416,875
Up Fintech Holding, Ltd. ADR (a) (c)	32,201	105,941
Western Securities Co., Ltd. Class A	414,600	339,047
Zheshang Securities Co., Ltd. Class A	414,800	551,581
		22,842,840
CHEMICALS — 2.0%
ADAMA, Ltd. Class A	397,300	513,821
Asia - Potash International Investment Guangzhou Co., Ltd. Class A (a)	52,400	214,770
Beijing Easpring Material Technology Co., Ltd. Class A	23,300	215,739
China BlueChemical, Ltd. Class H	1,018,000	211,384
China Lumena New Materials Corp. (c) (d)	89,113	—
CNGR Advanced Material Co., Ltd. Class A	24,754	289,514
COFCO Biotechnology Co., Ltd. Class A	537,100	605,722
Do-Fluoride New Materials Co., Ltd. Class A	53,600	269,911
Dongyue Group, Ltd.	621,000	619,426
ENN Natural Gas Co., Ltd. Class A	87,000	226,495
Fufeng Group, Ltd.	600,000	306,501
Guangzhou Tinci Materials Technology Co., Ltd. Class A	83,280	514,692
Hengli Petrochemical Co., Ltd. Class A	272,000	645,552
Hengyi Petrochemical Co., Ltd. Class A	386,291	417,764
Security Description	Shares	Value
Hoshine Silicon Industry Co., Ltd. Class A	26,600	$ 408,749
Huabao International Holdings, Ltd. (c)	382,000	177,133
Huapont Life Sciences Co., Ltd. Class A	649,000	484,305
Hubei Xingfa Chemicals Group Co., Ltd. Class A	67,600	317,464
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	674,900	372,044
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	231,700	241,478
Jiangsu Cnano Technology Co., Ltd. Class A	14,100	227,783
Jiangsu Eastern Shenghong Co., Ltd. Class A	266,800	651,923
Jiangsu Yoke Technology Co., Ltd. Class A	63,300	545,972
KBC Corp., Ltd. Class A	5,845	244,970
LB Group Co., Ltd. Class A	230,200	508,567
Levima Advanced Materials Corp. Class A	44,100	247,311
Ningbo Shanshan Co., Ltd. Class A	86,300	252,394
Ningxia Baofeng Energy Group Co., Ltd. Class A	280,700	524,456
Qinghai Salt Lake Industry Co., Ltd. Class A (a)	194,100	650,163
Rongsheng Petrochemical Co., Ltd. Class A	494,600	959,486
Satellite Chemical Co., Ltd. Class A	117,912	351,793
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	174,264	713,028
Shandong Weifang Rainbow Chemical Co., Ltd. Class A	16,000	230,647
Shanghai Putailai New Energy Technology Co., Ltd. Class A	63,080	493,728
Shenzhen Capchem Technology Co., Ltd. Class A	19,900	116,902
Shenzhen Dynanonic Co., Ltd. Class A	7,600	300,412
Shenzhen Senior Technology Material Co., Ltd. Class A	64,979	182,473
Sichuan Development Lomon Co., Ltd. Class A (a)	124,800	194,487
Sichuan Lutianhua Co., Ltd. Class A (a)	215,700	149,465
Sichuan Yahua Industrial Group Co., Ltd. Class A	62,300	222,139
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,377,999	312,022
Skshu Paint Co., Ltd. Class A (a)	12,040	147,926
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	29,900	277,940

See accompanying notes to financial statements.
177

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Tianqi Lithium Corp. Class A (a)	58,500	$ 823,857
Tongkun Group Co., Ltd. Class A	285,000	539,686
Transfar Zhilian Co., Ltd. Class A	440,800	327,084
Wanhua Chemical Group Co., Ltd. Class A	158,000	2,041,169
Weihai Guangwei Composites Co., Ltd. Class A	20,800	241,898
Yunnan Energy New Material Co., Ltd. Class A	40,407	986,887
Yunnan Yuntianhua Co., Ltd. Class A (a)	70,200	233,667
Zangge Mining Co., Ltd. Class A	56,400	225,469
Zhejiang Juhua Co., Ltd. Class A	251,500	490,007
Zhejiang Yongtai Technology Co., Ltd. Class A	50,600	162,961
Zibo Qixiang Tengda Chemical Co., Ltd. Class A (a)	493,560	474,926
		22,106,062
COMMERCIAL SERVICES & SUPPLIES — 0.2%
China Conch Environment Protection Holdings, Ltd. (a)	999,000	511,596
China Everbright Environment Group, Ltd.	2,063,925	857,131
Shanghai M&G Stationery, Inc. Class A	94,380	596,929
Zhejiang Weiming Environment Protection Co., Ltd. Class A	68,600	225,070
		2,190,726
COMMUNICATIONS EQUIPMENT — 0.4%
Addsino Co., Ltd. Class A	293,900	410,190
Beijing BDStar Navigation Co., Ltd. Class A	24,200	89,717
BYD Electronic International Co., Ltd. (c)	415,500	1,003,564
China Fiber Optic Network System Group, Ltd. (d)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (c)	1,818,310	284,911
Fiberhome Telecommunication Technologies Co., Ltd. Class A	49,200	85,713
Fujian Star-net Communication Co., Ltd. Class A	128,100	325,769
Guangzhou Haige Communications Group, Inc. Co. Class A	123,800	134,929
Hengtong Optic-electric Co., Ltd. Class A	92,500	236,143
Hytera Communications Corp., Ltd. Class A (a)	17,000	10,683
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	33,200	165,321
Security Description	Shares	Value
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co. Class H (b)	67,500	$ 153,403
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Co. Class A	66,200	391,026
Yealink Network Technology Corp., Ltd. Class A	36,800	325,200
ZTE Corp. Class A	157,900	473,978
ZTE Corp. Class H	528,597	948,120
		5,038,667
CONSTRUCTION & ENGINEERING — 0.8%
China Communications Services Corp., Ltd. Class H	1,451,600	488,188
China Conch Venture Holdings, Ltd.	929,000	1,481,685
China Energy Engineering Corp., Ltd.	692,500	217,585
China National Chemical Engineering Co., Ltd. Class A	192,600	216,397
China Railway Group, Ltd. Class A	605,100	443,906
China Railway Group, Ltd. Class H	3,056,000	1,498,822
China State Construction Engineering Corp., Ltd. Class A	1,906,100	1,376,940
China State Construction International Holdings, Ltd.	556,000	563,090
Metallurgical Corp. of China, Ltd. Class A	1,272,100	533,525
Metallurgical Corp. of China, Ltd. Class H	1,259,000	205,292
Power Construction Corp. of China, Ltd. Class A	752,500	735,701
Shanghai Construction Group Co., Ltd. Class A	1,056,400	374,896
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A (a)	394,000	249,803
Xinte Energy Co., Ltd. Class H	124,000	263,484
		8,649,314
CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class A	123,800	500,295
Anhui Conch Cement Co., Ltd. Class H	683,000	2,166,486
BBMG Corp. Class H	1,509,000	182,620
China Jushi Co., Ltd. Class A	394,370	729,091
China National Building Material Co., Ltd. Class H	2,486,000	1,903,318
China Resources Cement Holdings, Ltd.	1,169,163	542,141
CSG Holding Co., Ltd. Class A	546,817	532,309
Huaxin Cement Co., Ltd. Class A	194,300	456,510
Sichuan Hexie Shuangma Co., Ltd. Class A	167,100	484,718

See accompanying notes to financial statements.
178

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Tangshan Jidong Cement Co., Ltd. Class A	3,600	$ 4,222
		7,501,710
CONSUMER FINANCE — 0.2%
360 DigiTech, Inc. ADR (c)	46,240	592,797
C&D International Investment Group, Ltd.	161,000	415,324
FinVolution Group ADR	35,502	151,948
LexinFintech Holdings, Ltd. ADR (a) (c)	92,630	156,545
Lufax Holding, Ltd. ADR	319,036	810,351
Qudian, Inc. ADR (a) (c)	157,939	142,145
		2,269,110
CONTAINERS & PACKAGING — 0.1%
Greatview Aseptic Packaging Co., Ltd. (a)	512,000	72,398
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	174,240	735,659
		808,057
DISTRIBUTORS — 0.0% (e)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	312,000	198,331
DIVERSIFIED CONSUMER SERVICES — 0.5%
China Education Group Holdings, Ltd. (a)	573,000	424,099
China Maple Leaf Educational Systems, Ltd. (a)	1,207,497	54,607
China Yuhua Education Corp., Ltd. (a) (b)	696,000	71,818
Fu Shou Yuan International Group, Ltd.	1,015,000	559,873
Gaotu Techedu, Inc. ADR (a) (c)	60,947	73,746
Koolearn Technology Holding, Ltd. (a) (b) (c)	151,000	566,498
New Oriental Education & Technology Group, Inc. ADR (a)	78,225	1,875,053
Offcn Education Technology Co., Ltd. Class A (a)	74,200	42,152
TAL Education Group ADR (a)	245,800	1,214,252
Tianli International Holdings, Ltd. (a) (c)	19,000	3,485
Youdao, Inc. ADR (a) (c)	9,410	36,981
Zhejiang Yasha Decoration Co., Ltd. Class A	693,700	426,195
		5,348,759
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AVIC Industry-Finance Holdings Co., Ltd. Class A	747,700	315,687
China Common Rich Renewable Energy Investment, Ltd. (c) (d)	17,589,376	—
Chongsing Holdings,Ltd. (d)	17,798,900	—
Far East Horizon, Ltd. (c)	1,314,000	887,170
Security Description	Shares	Value
Oceanwide Holdings Co., Ltd. Class A (a)	738,700	$ 123,304
		1,326,161
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
China Tower Corp., Ltd. Class H (b)	26,828,000	2,870,804
CITIC Telecom International Holdings, Ltd.	1,531,000	495,387
		3,366,191
ELECTRICAL EQUIPMENT — 2.0%
CBAK Energy Technology, Inc. (a) (c)	133,198	153,178
Contemporary Amperex Technology Co., Ltd. Class A	106,800	6,005,632
Dajin Heavy Industry Co., Ltd. Class A	37,100	208,628
Dongfang Electric Corp., Ltd. Class A	318,800	914,032
Eve Energy Co., Ltd. Class A	101,300	1,202,104
Fangda Carbon New Material Co., Ltd. Class A (a)	428,960	374,858
Fullshare Holdings, Ltd. (a)	5,662,500	165,188
Ginlong Technologies Co., Ltd. Class A (a)	19,450	602,804
Gotion High-tech Co., Ltd. Class A	90,000	385,418
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	17,800	187,559
Hongfa Technology Co., Ltd. Class A	50,940	248,871
Jiangsu GoodWe Power Supply Technology Co., Ltd. Class A	5,960	236,614
Jiangsu Zhongtian Technology Co., Ltd. Class A	133,400	420,457
Jiangxi Special Electric Motor Co., Ltd. Class A (a)	79,500	218,902
JL Mag Rare-Earth Co., Ltd. Class A	54,100	250,802
Ming Yang Smart Energy Group, Ltd. Class A	95,300	322,562
Nantong Jianghai Capacitor Co., Ltd. Class A	69,400	235,190
NARI Technology Co., Ltd. Class A	325,736	1,136,328
Ningbo Orient Wires & Cables Co., Ltd. Class A	28,900	282,670
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	22,022	259,940
Ningbo Sanxing Medical Electric Co., Ltd. Class A	184,200	295,582
Pylon Technologies Co., Ltd. Class A	7,107	398,757
Shanghai Electric Group Co., Ltd. Class A (a)	724,400	393,235
Shanghai Electric Group Co., Ltd. Class H (a)	2,042,000	405,804

See accompanying notes to financial statements.
179

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Shanghai Liangxin Electrical Co., Ltd. Class A	65,750	$ 108,275
Shanghai Moons' Electric Co., Ltd. Class A	47,700	216,649
Shenzhen Kstar Science & Technology Co. Ltd. Class A	42,300	271,630
Sieyuan Electric Co., Ltd. Class A	42,500	227,846
Sungrow Power Supply Co., Ltd. Class A	64,500	1,000,819
Sunwoda Electronic Co., Ltd. Class A	74,500	243,277
Suzhou Maxwell Technologies Co., Ltd. Class A	7,584	514,837
TBEA Co., Ltd. Class A	185,100	562,636
Tech Pro Technology Development, Ltd. (c) (d)	4,481,396	—
Titan Wind Energy Suzhou Co., Ltd. Class A	67,300	119,418
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	292,400	465,107
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	484,960	562,808
Zhejiang Chint Electrics Co., Ltd. Class A	163,900	615,675
Zhejiang HangKe Technology, Inc. Co. Class A	29,525	207,031
Zhejiang Narada Power Source Co., Ltd. Class A (a)	68,500	190,535
Zhuzhou CRRC Times Electric Co., Ltd.	330,200	1,388,120
		21,999,778
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
AAC Technologies Holdings, Inc. (a) (c)	468,245	732,500
Accelink Technologies Co., Ltd. Class A	127,700	271,552
Anxin-China Holdings, Ltd. (d)	3,068,000	—
Avary Holding Shenzhen Co., Ltd. Class A	96,300	349,990
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	9,500	164,211
BOE Technology Group Co., Ltd. Class A	1,942,100	890,803
China Zhenhua Group Science & Technology Co., Ltd. Class A	31,500	512,455
Foxconn Industrial Internet Co., Ltd. Class A	265,000	316,700
GoerTek, Inc. Class A	202,300	751,976
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	39,300	329,101
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	79,400	220,409
Hollysys Automation Technologies, Ltd.	42,133	720,474
Security Description	Shares	Value
Kingboard Holdings, Ltd.	388,499	$ 1,098,699
Kingboard Laminates Holdings, Ltd.	449,000	404,391
Lens Technology Co., Ltd. Class A	250,000	323,671
Lingyi iTech Guangdong Co. Class A (a)	375,200	234,199
Luxshare Precision Industry Co., Ltd. Class A	366,463	1,511,262
Maxscend Microelectronics Co., Ltd. Class A	46,353	574,833
OFILM Group Co., Ltd. Class A (a)	278,400	205,798
Shengyi Technology Co., Ltd. Class A	138,300	254,130
Shennan Circuits Co., Ltd. Class A	42,720	452,898
Shenzhen Kinwong Electronic Co., Ltd. Class A	106,100	287,531
Sunny Optical Technology Group Co., Ltd.	379,500	3,633,094
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	171,600	557,225
Tianma Microelectronics Co., Ltd. Class A	266,800	318,477
Unisplendour Corp., Ltd. Class A	162,176	360,788
Universal Scientific Industrial Shanghai Co., Ltd. Class A	188,600	398,938
Wasion Holdings, Ltd.	578,000	146,527
Westone Information Industry, Inc. Class A	127,200	490,661
Wingtech Technology Co., Ltd. Class A	68,400	457,366
Wuhan DR Laser Technology Corp., Ltd. Class A	8,400	204,322
Wuhan Guide Infrared Co., Ltd. Class A	407,949	664,927
WUS Printed Circuit Kunshan Co., Ltd. Class A	156,410	218,517
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	61,800	410,113
Xiamen Faratronic Co., Ltd. Class A	9,700	218,609
Zhejiang Dahua Technology Co., Ltd. Class A	217,500	392,035
		19,079,182
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (a) (c)	1,516,000	67,593
China Oilfield Services, Ltd. Class H (c)	1,233,900	1,224,485
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	430,512	297,711

See accompanying notes to financial statements.
180

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sinopec Oilfield Service Corp. Class H (a)	2,042,000	$ 118,359
		1,708,148
ENTERTAINMENT — 2.0%
CT Environmental Group Ltd (c) (d)	1,980,400	—
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	217,400	531,215
Alibaba Pictures Group, Ltd. (a)	10,290,000	530,892
Bilibili, Inc. ADR (a) (c)	115,539	1,770,058
Cloud Music, Inc. (a) (b)	32,150	263,756
DouYu International Holdings, Ltd. ADR (a) (c)	74,927	74,927
G-bits Network Technology Xiamen Co., Ltd. Class A	6,146	214,239
Giant Network Group Co., Ltd. Class A	179,500	189,089
HUYA, Inc. ADR (a)	30,190	67,022
iDreamSky Technology Holdings, Ltd. (a) (b) (c)	415,200	190,942
iQIYI, Inc. ADR (a) (c)	179,180	485,578
Kingsoft Corp., Ltd.	547,400	1,457,427
Mango Excellent Media Co., Ltd. Class A	93,066	325,443
NetDragon Websoft Holdings, Ltd.	284,000	517,357
NetEase, Inc. ADR (c)	187,472	14,172,883
Perfect World Co., Ltd. Class A	198,000	344,944
Tencent Music Entertainment Group ADR (a)	253,439	1,028,962
XD, Inc. (a) (c)	120,800	246,220
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	475,812	248,947
		22,659,901
FOOD & STAPLES RETAILING — 0.2%
DingDong Cayman, Ltd. ADR (a) (c)	57,868	206,010
Jiajiayue Group Co., Ltd. Class A (a)	132,308	200,249
Laobaixing Pharmacy Chain JSC Class A	94,250	424,242
Sun Art Retail Group, Ltd.	1,553,000	332,366
Yifeng Pharmacy Chain Co., Ltd. Class A	92,934	648,660
		1,811,527
FOOD PRODUCTS — 2.5%
Anjoy Foods Group Co., Ltd. Class A	12,892	280,801
Ausnutria Dairy Corp., Ltd. (a)	26,900	16,688
China Feihe, Ltd. (b)	1,443,000	1,011,032
China Huishan Dairy Holdings Co., Ltd. (d)	2,729,000	—
China Mengniu Dairy Co., Ltd. (a)	1,521,220	6,036,510
Security Description	Shares	Value
China Yurun Food Group, Ltd. (a)	1,348,000	$ 64,396
COFCO Joycome Foods., Ltd. (a)	925,000	248,634
Dali Foods Group Co., Ltd. (b)	777,000	334,560
Foshan Haitian Flavouring & Food Co., Ltd. Class A	207,128	2,406,225
Fujian Sunner Development Co., Ltd. Class A	136,800	371,496
Guangdong Haid Group Co., Ltd. Class A	111,100	939,398
Health & Happiness H&H International Holdings, Ltd.	126,000	118,458
Henan Shuanghui Investment & Development Co., Ltd. Class A	159,900	548,614
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	369,600	1,709,798
Jiangxi Zhengbang Technology Co., Ltd. Class A (a)	194,100	121,701
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	93,593	418,527
Juewei Food Co., Ltd. Class A	18,300	128,603
Muyuan Foods Co., Ltd. Class A	237,646	1,817,392
New Hope Liuhe Co., Ltd. Class A (a)	233,900	456,045
Tingyi Cayman Islands Holding Corp.	1,115,844	1,924,678
Toly Bread Co., Ltd. Class A	135,800	254,298
Tongwei Co., Ltd. Class A	224,300	1,477,473
Uni-President China Holdings, Ltd.	1,003,400	842,355
Want Want China Holdings, Ltd.	2,706,933	1,769,012
Wens Foodstuffs Group Co., Ltd. Class A (a)	226,600	651,910
WH Group, Ltd. (b)	4,585,183	2,891,331
Yihai International Holding, Ltd. (a)	298,000	630,174
Yihai Kerry Arawana Holdings Co., Ltd. Class A	56,100	339,866
		27,809,975
GAS UTILITIES — 0.5%
Beijing Enterprises Holdings, Ltd.	169,000	474,713
China Gas Holdings, Ltd.	1,324,800	1,588,093
China Resources Gas Group, Ltd.	531,000	1,687,722
Chongqing Gas Group Corp., Ltd. Class A	213,600	238,793
Kunlun Energy Co., Ltd.	2,355,400	1,701,310
		5,690,631
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
AK Medical Holdings, Ltd. (b) (c)	94,000	92,564
Angelalign Technology, Inc. (b)	15,600	149,742

See accompanying notes to financial statements.
181

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Intco Medical Technology Co., Ltd. Class A	72,360	$ 202,287
iRay Technology Co., Ltd. Class A	3,538	258,905
Jafron Biomedical Co., Ltd. Class A	20,555	139,779
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	171,282	692,177
Lifetech Scientific Corp. (a)	1,140,000	379,037
Microport Cardioflow Medtech Corp. (a) (b) (c)	90,000	25,223
Microport Scientific Corp. (a) (c)	351,811	605,929
Ovctek China, Inc. Class A	52,100	301,821
Peijia Medical, Ltd. (a) (b)	181,000	142,496
Qingdao Haier Biomedical Co., Ltd. Class A	19,393	169,417
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,466,000	1,972,122
Shanghai MicroPort MedBot Group Co., Ltd. (a)	119,000	301,066
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	57,400	2,407,384
Sinocare, Inc. Class A	142,300	542,322
Venus MedTech Hangzhou, Inc. Class H (a) (b) (c)	101,000	118,114
		8,500,385
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Aier Eye Hospital Group Co., Ltd. Class A	311,793	1,253,881
China National Accord Medicines Corp., Ltd. Class A	90,000	377,086
China Resources Medical Holdings Co., Ltd.	556,500	298,458
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	11,800	104,905
Gushengtang Holdings, Ltd. (a)	58,800	219,473
Huadong Medicine Co., Ltd. Class A	135,600	763,102
Hygeia Healthcare Holdings Co., Ltd. (a) (b) (c)	151,400	855,373
Jinxin Fertility Group, Ltd. (b)	592,500	290,593
Jointown Pharmaceutical Group Co., Ltd. Class A	280,600	450,273
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	296,800	177,768
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	698,800	964,979
Sinopharm Group Co., Ltd. Class H	783,200	1,570,411
Topchoice Medical Corp. Class A (a)	12,900	231,612
		7,557,914
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.1%
Alibaba Health Information Technology, Ltd. (a)	1,782,000	$ 817,233
Winning Health Technology Group Co., Ltd. Class A	258,000	254,774
Yidu Tech, Inc. (a) (b) (c)	181,900	111,690
		1,183,697
HOTELS, RESTAURANTS & LEISURE — 2.3%
China Travel International Investment Hong Kong, Ltd. (a) (c)	4,322,000	759,801
H World Group, Ltd. ADR (c)	74,118	2,485,918
Haichang Ocean Park Holdings, Ltd. (a) (b) (c)	901,000	882,647
Haidilao International Holding, Ltd. (a) (b) (c)	541,000	1,061,338
Helens International Holdings Co., Ltd. (a)	184,500	257,128
Jiumaojiu International Holdings, Ltd. (b) (c)	377,000	618,576
Nayuki Holdings, Ltd. (a) (c)	315,500	231,906
Shanghai Jinjiang International Hotels Co., Ltd. Class A	101,210	818,436
Shenzhen Overseas Chinese Town Co., Ltd. Class A	543,800	366,899
Songcheng Performance Development Co., Ltd. Class A	224,500	377,885
Tongcheng Travel Holdings, Ltd. (a)	486,907	955,218
Trip.com Group, Ltd. ADR (a)	263,103	7,185,343
Yum China Holdings, Inc. (c)	217,830	10,309,894
		26,310,989
HOUSEHOLD DURABLES — 1.1%
Beijing Roborock Technology Co., Ltd. Class A	4,242	153,617
Ecovacs Robotics Co., Ltd. Class A	22,100	206,767
Gree Electric Appliances, Inc. of Zhuhai Class A	195,600	889,771
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	29,600	73,573
Haier Smart Home Co., Ltd. Class A	269,600	936,716
Haier Smart Home Co., Ltd. Class H	1,260,000	3,860,304
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	141,900	378,180
Hangzhou Binjiang Real Estate Group Co., Ltd. Class A	141,100	207,222
Hangzhou Robam Appliances Co., Ltd. Class A	140,400	451,579
Hisense Home Appliances Group Co., Ltd. Class H	367,000	333,343
Huizhou Desay Sv Automotive Co., Ltd. Class A	22,200	429,573

See accompanying notes to financial statements.
182

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Jason Furniture Hangzhou Co., Ltd. Class A	102,440	$ 573,905
Joyoung Co., Ltd. Class A	170,354	352,935
JS Global Lifestyle Co., Ltd. (b)	450,000	435,101
KingClean Electric Co., Ltd. Class A	85,460	395,944
Oppein Home Group, Inc. Class A	41,480	661,024
Shenzhen MTC Co., Ltd. Class A (a)	949,100	434,002
Skyworth Group, Ltd.	1,177,057	472,328
TCL Technology Group Corp. Class A	1,037,900	528,475
Zhejiang Supor Co., Ltd. Class A (a)	57,465	371,834
		12,146,193
HOUSEHOLD PRODUCTS — 0.1%
Blue Moon Group Holdings, Ltd. (b) (c)	479,000	338,050
Vinda International Holdings, Ltd. (c)	201,000	473,188
		811,238
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.5%
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,250,000	238,857
CGN New Energy Holdings Co., Ltd. (c)	606,000	173,696
CGN Power Co., Ltd. Class H (b)	7,479,000	1,619,677
China Datang Corp. Renewable Power Co., Ltd. Class H	1,320,000	307,724
China Longyuan Power Group Corp., Ltd. Class H	1,772,000	2,223,493
China National Nuclear Power Co., Ltd. Class A	666,600	546,995
China Power International Development, Ltd.	2,790,000	1,112,460
China Resources Power Holdings Co., Ltd.	984,092	1,529,436
China Three Gorges Renewables Group Co., Ltd. Class A	999,200	789,084
China Yangtze Power Co., Ltd. Class A	1,096,400	3,497,210
Concord New Energy Group, Ltd.	5,720,000	473,637
Datang International Power Generation Co., Ltd. Class H (a)	3,136,287	599,298
GCL New Energy Holdings, Ltd. (a)	3,236,286	35,455
GD Power Development Co., Ltd. Class A (a)	648,500	370,226
Huadian Power International Corp., Ltd. Class H (c)	1,312,000	479,680
Security Description	Shares	Value
Huaneng Power International, Inc. Class A (a)	154,900	$ 164,913
Huaneng Power International, Inc. Class H (a) (c)	2,676,129	1,165,921
SDIC Power Holdings Co., Ltd. Class A	413,500	622,934
Shanghai Electric Power Co., Ltd. Class A (a)	142,700	179,947
Sichuan Chuantou Energy Co., Ltd. Class A	397,700	671,094
Xinyi Energy Holdings, Ltd.	854,697	263,490
		17,065,227
INDUSTRIAL CONGLOMERATES — 0.2%
China Baoan Group Co., Ltd. Class A	110,300	173,592
CITIC, Ltd.	2,169,000	2,044,689
Shanghai Industrial Holdings, Ltd.	431,000	466,694
		2,684,975
INSURANCE — 3.2%
China Life Insurance Co., Ltd. Class A	205,200	910,414
China Life Insurance Co., Ltd. Class H	3,770,040	4,831,476
China Pacific Insurance Group Co., Ltd. Class A	290,300	827,841
China Pacific Insurance Group Co., Ltd. Class H	1,211,800	2,232,210
China Reinsurance Group Corp. Class H	1,885,000	116,463
China Taiping Insurance Holdings Co., Ltd.	907,291	763,983
Fanhua, Inc. ADR (c)	56,695	291,979
Hubei Biocause Pharmaceutical Co., Ltd. Class A	483,300	205,410
New China Life Insurance Co., Ltd. Class A	73,800	278,879
New China Life Insurance Co., Ltd. Class H	483,300	922,284
People's Insurance Co. Group of China, Ltd. Class A (a)	387,600	272,385
People's Insurance Co. Group of China, Ltd. Class H (a)	4,141,000	1,202,752
PICC Property & Casualty Co., Ltd. Class H	3,536,287	3,666,974
Ping An Insurance Group Co. of China, Ltd. Class A	455,900	2,658,988
Ping An Insurance Group Co. of China, Ltd. Class H	3,126,100	15,610,787
ZhongAn Online P&C Insurance Co., Ltd. Class H (a) (b) (c)	263,300	590,336
		35,383,161
INTERACTIVE MEDIA & SERVICES — 11.8%
Autohome, Inc. ADR	36,557	1,051,379
Baidu, Inc. ADR (a)	145,470	17,091,270

See accompanying notes to financial statements.
183

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
China Metal Recycling Holdings, Ltd. (c) (d)	268,085	$ —
Hello Group, Inc. ADR (c)	99,984	461,926
JOYY, Inc. ADR (c)	29,853	776,178
Kanzhun, Ltd. ADR (a) (c)	102,279	1,726,470
Kuaishou Technology (a) (b)	974,300	6,323,722
Luokung Technology Corp. (a)	259,337	47,381
Meitu, Inc. (a) (b) (c)	1,411,500	133,060
Sohu.com, Ltd. ADR (a) (c)	17,227	276,838
Tencent Holdings, Ltd.	3,073,115	104,291,499
Weibo Corp. ADR (a)	32,431	554,570
Zhihu, Inc. ADR (a) (c)	239,248	253,603
		132,987,896
INTERNET & DIRECT MARKETING RETAIL — 15.7%
Alibaba Group Holding, Ltd. ADR (a)	998,860	79,898,812
ATRenew, Inc. ADR (a) (c)	86,376	198,665
Baozun, Inc. ADR (a) (c)	21,010	131,943
Dada Nexus, Ltd. ADR (a) (c)	37,590	177,801
JD Health International, Inc. (a) (b)	557,450	3,202,715
JD.com, Inc. ADR	490,688	24,681,606
JD.com, Inc. Class A	202,182	5,115,141
Meituan Class B (a) (b)	2,072,400	43,718,957
Pinduoduo, Inc. ADR (a)	274,403	17,172,140
Ping An Healthcare & Technology Co., Ltd. (a) (b) (c)	283,154	533,851
Uxin, Ltd. ADR (a) (c)	45,792	27,475
Vipshop Holdings, Ltd. ADR (a)	214,634	1,805,072
		176,664,178
IT SERVICES — 0.4%
China TransInfo Technology Co., Ltd. Class A (a)	206,800	241,054
Chinasoft International, Ltd. (a)	1,314,000	808,497
Chindata Group Holdings, Ltd. ADR (a) (c)	60,042	485,139
Digital China Holdings, Ltd.	380,000	152,486
GDS Holdings, Ltd. ADR (a)	66,542	1,175,132
Hi Sun Technology China, Ltd. (a) (c)	1,539,000	170,566
Kingsoft Cloud Holdings, Ltd. ADR (a) (c)	48,311	96,139
TravelSky Technology, Ltd. Class H	595,000	911,082
Vnet Group, Inc. ADR (a) (c)	65,939	362,664
Yeahka, Ltd. (a) (c)	97,600	220,318
		4,623,077
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Alpha Group Class A (a)	562,800	342,615
Zhejiang Cfmoto Power Co., Ltd. Class A	10,800	203,755
		546,370
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Genscript Biotech Corp. (a)	602,000	$ 1,315,981
Hangzhou Tigermed Consulting Co., Ltd. Class A	61,400	785,290
Hangzhou Tigermed Consulting Co., Ltd. Class H (b)	24,900	201,899
Joinn Laboratories China Co., Ltd. Class A	26,835	212,710
Maccura Biotechnology Co., Ltd. Class A	27,200	63,907
Pharmaron Beijing Co., Ltd. Class A	107,600	815,775
Pharmaron Beijing Co., Ltd. Class H (b)	12,900	62,693
Shanghai Medicilon, Inc. Class A	4,504	141,201
Viva Biotech Holdings (a) (b) (c)	180,000	30,497
WuXi AppTec Co., Ltd. Class A	186,384	1,874,258
WuXi AppTec Co., Ltd. Class H (b)	113,800	919,835
Wuxi Biologics Cayman, Inc. (a) (b)	1,777,500	10,733,067
		17,157,113
MACHINERY — 1.3%
Beijing Jingcheng Machinery Electric Co., Ltd. Class A (a)	51,000	97,005
China CSSC Holdings, Ltd. Class A	197,000	625,888
China International Marine Containers Group Co., Ltd. Class H (c)	527,890	336,240
CIMC Enric Holdings, Ltd. (c)	560,000	597,103
CRRC Corp., Ltd. Class A	1,474,100	969,755
Dongguan Yiheda Automation Co., Ltd. Class A	29,200	241,656
First Tractor Co., Ltd. Class H (c)	606,000	210,752
Haitian International Holdings, Ltd. (a)	515,000	978,840
Hangzhou Oxygen Plant Group Co., Ltd. Class A	48,400	232,796
Han's Laser Technology Industry Group Co., Ltd. Class A	104,700	382,722
Hefei Meiya Optoelectronic Technology, Inc. Class A	161,180	517,284
Ideanomics, Inc. (a) (c)	481,986	132,546
Jiangsu Hengli Hydraulic Co., Ltd. Class A	99,996	635,113
Keda Industrial Group Co., Ltd. Class A	97,500	228,940
Lonking Holdings, Ltd.	2,809,000	411,515
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	11,700	144,585
Ningbo Deye Technology Co., Ltd. Class A	10,100	595,319
North Industries Group Red Arrow Co., Ltd. Class A	59,200	185,593

See accompanying notes to financial statements.
184

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Sany Heavy Equipment International Holdings Co., Ltd.	298,000	$ 290,791
Sany Heavy Industry Co., Ltd. Class A	408,118	794,580
Shenzhen Inovance Technology Co., Ltd. Class A	110,250	889,374
Sinotruk Hong Kong, Ltd.	200,500	167,809
Weichai Power Co., Ltd. Class H	1,501,680	1,425,179
Wuxi Shangji Automation Co., Ltd. Class A	12,040	227,825
XCMG Construction Machinery Co., Ltd. Class A	899,200	565,063
Yangzijiang Shipbuilding Holdings, Ltd.	1,765,100	1,267,024
Yantai Eddie Precision Machinery Co., Ltd. Class A	26,300	52,717
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	147,900	510,347
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	113,200	206,261
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H	1,146,200	398,620
		14,319,242
MARINE — 0.6%
Atlas Corp. (c)	61,184	850,458
COSCO SHIPPING Holdings Co., Ltd. Class A	118,300	182,864
COSCO SHIPPING Holdings Co., Ltd. Class H (c)	2,292,077	2,689,210
Orient Overseas International, Ltd.	63,500	1,112,275
SITC International Holdings Co., Ltd.	766,000	1,416,874
		6,251,681
MEDIA — 0.3%
China Literature, Ltd. (a) (b) (c)	242,400	687,066
China South Publishing & Media Group Co., Ltd. Class A	83,656	115,466
Chinese Universe Publishing & Media Group Co., Ltd. Class A	62,000	72,965
Focus Media Information Technology Co., Ltd. Class A	701,700	543,316
NanJi E-Commerce Co., Ltd. Class A	415,400	259,292
Shandong Publishing & Media Co., Ltd. Class A	1,140,513	977,471
Wasu Media Holding Co., Ltd. Class A	366,700	343,597
		2,999,173
Security Description	Shares	Value
METALS & MINING — 2.2%
Aluminum Corp. of China, Ltd. Class H	3,042,000	$ 995,929
Angang Steel Co., Ltd. Class H	1,407,435	347,829
Anhui Honglu Steel Construction Group Co., Ltd. Class A	65,230	303,406
Baoshan Iron & Steel Co., Ltd. Class A	1,374,800	1,014,349
China Hongqiao Group, Ltd.	999,500	827,622
China Minmetals Rare Earth Co., Ltd. Class A (a)	57,500	212,283
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	218,700	814,778
China Zhongwang Holdings, Ltd. (a) (c) (d)	1,029,600	110,175
Chongqing Iron & Steel Co., Ltd. Class A (a)	1,690,800	372,352
Citic Pacific Special Steel Group Co., Ltd. Class A	124,300	307,213
CMOC Group, Ltd. Class A	1,019,500	674,981
CMOC Group, Ltd. Class H (c)	2,121,000	829,497
Ganfeng Lithium Co., Ltd. Class A	169,700	1,781,467
Ganfeng Lithium Co., Ltd. Class H (b) (c)	84,160	560,180
GEM Co., Ltd. Class A	259,700	268,838
Guangdong HEC Technology Holding Co., Ltd. Class A	321,400	396,726
Guangdong Hongda Holdings Group Co., Ltd. Class A	96,400	355,222
Guocheng Mining Co., Ltd. Class A (a)	161,900	373,118
Henan Shenhuo Coal & Power Co., Ltd. Class A	132,500	312,053
Hunan Valin Steel Co., Ltd. Class A	293,800	168,141
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	2,518,600	650,039
Inner Mongolia ERDOS Resources Co., Ltd. Class A	83,400	177,466
Jiangxi Copper Co., Ltd. Class H	769,000	889,504
Maanshan Iron & Steel Co., Ltd. Class A	1,334,300	503,464
Maanshan Iron & Steel Co., Ltd. Class H	84,000	17,442
MMG, Ltd. (a)	1,556,000	372,652
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	671,600	435,226
Shandong Gold Mining Co., Ltd. Class A	336,920	809,555
Shandong Nanshan Aluminum Co., Ltd. Class A	521,900	220,352
Shanxi Meijin Energy Co., Ltd. Class A	348,200	469,369

See accompanying notes to financial statements.
185

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Shanxi Taigang Stainless Steel Co., Ltd. Class A	286,100	$ 179,386
Shenghe Resources Holding Co., Ltd. Class A	94,200	200,050
Shougang Fushan Resources Group, Ltd.	2,189,422	638,706
Sinomine Resource Group Co., Ltd. Class A	18,400	237,448
Tiangong International Co., Ltd.	538,000	145,296
Tianshan Aluminum Group Co., Ltd. Class A	198,600	199,459
Tibet Summit Resources Co., Ltd. Class A (a)	55,160	172,541
Western Superconducting Technologies Co., Ltd. Class A	20,400	305,865
Xiamen Tungsten Co., Ltd. Class A	206,100	654,221
Xinxing Ductile Iron Pipes Co., Ltd. Class A	989,600	496,941
YongXing Special Materials Technology Co., Ltd. Class A	12,900	224,736
Youngy Co., Ltd. Class A (a)	14,511	229,110
Yunnan Aluminium Co., Ltd. Class A	147,300	190,294
Zhaojin Mining Industry Co., Ltd. Class H (a)	654,000	446,559
Zhejiang Hailiang Co., Ltd. Class A	301,100	489,504
Zhejiang Huayou Cobalt Co., Ltd. Class A	92,850	837,964
Zijin Mining Group Co., Ltd. Class H	3,808,750	3,711,759
		24,931,067
MULTILINE RETAIL — 0.0% (e)
MINISO Group Holding, Ltd. ADR	53,824	295,494
OIL, GAS & CONSUMABLE FUELS — 2.8%
China Coal Energy Co., Ltd. Class H	1,541,013	1,397,726
China Merchants Energy Shipping Co., Ltd. Class A	384,100	382,530
China Petroleum & Chemical Corp. Class A	1,161,000	698,637
China Petroleum & Chemical Corp. Class H	13,372,640	5,740,939
China Shenhua Energy Co., Ltd. Class A	301,700	1,338,980
China Shenhua Energy Co., Ltd. Class H	1,829,700	5,465,861
China Suntien Green Energy Corp., Ltd. Class H (c)	1,025,000	376,056
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (a) (c)	1,083,800	901,567
Guanghui Energy Co., Ltd. Class A	405,670	698,769
Security Description	Shares	Value
Guizhou Panjiang Refined Coal Co., Ltd. Class A	294,331	$ 350,102
Jizhong Energy Resources Co., Ltd. Class A	360,300	366,408
PetroChina Co., Ltd. Class A	1,701,636	1,224,465
PetroChina Co., Ltd. Class H	11,068,930	4,540,434
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	125,000	239,159
Productive Technologies Co., Ltd. (a)	1,674,000	251,636
Shaanxi Coal Industry Co., Ltd. Class A	493,400	1,575,885
Shan Xi Hua Yang Group New Energy Co., Ltd. Class A	109,500	280,618
Shanxi Coking Coal Energy Group Co., Ltd. Class A	192,500	404,487
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	255,100	604,011
Sinopec Kantons Holdings, Ltd.	1,346,000	372,084
United Energy Group, Ltd.	4,012,000	459,980
Yankuang Energy Group Co., Ltd. Class A	64,600	454,610
Yankuang Energy Group Co., Ltd. Class H (c)	843,900	3,069,255
		31,194,199
PAPER & FOREST PRODUCTS — 0.2%
Chengxin Lithium Group Co., Ltd. Class A	43,300	284,004
Lee & Man Paper Manufacturing, Ltd.	1,306,000	419,256
Nine Dragons Paper Holdings, Ltd. (a)	1,226,000	762,160
Shandong Chenming Paper Holdings, Ltd. Class A (a)	500,000	328,230
		1,793,650
PERSONAL PRODUCTS — 0.2%
Hengan International Group Co., Ltd.	370,500	1,656,652
Yatsen Holding, Ltd. ADR (a) (c)	128,518	140,085
Yunnan Botanee Bio-Technology Group Co., Ltd. Class A	10,400	250,957
		2,047,694
PHARMACEUTICALS — 2.2%
Asymchem Laboratories Tianjin Co., Ltd. Class A	32,000	622,571
CanSino Biologics, Inc. Class A	6,289	106,741
CanSino Biologics, Inc. Class H (b) (c)	35,400	200,903
Changchun High & New Technology Industry Group, Inc. Class A NVDR	19,600	468,339
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	99,600	232,893

See accompanying notes to financial statements.
186

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
China Animal Healthcare, Ltd. (d)	763,600	$ —
China Medical System Holdings, Ltd.	667,300	796,520
China Resources Pharmaceutical Group, Ltd. (b)	943,000	647,495
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	126,100	679,394
China Shineway Pharmaceutical Group, Ltd.	361,000	223,961
Consun Pharmaceutical Group, Ltd.	837,000	358,262
CSPC Pharmaceutical Group, Ltd.	4,502,240	4,462,150
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	102,100	371,786
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	110,000	237,659
Hansoh Pharmaceutical Group Co., Ltd. (b)	638,000	1,009,435
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	127,600	410,051
Humanwell Healthcare Group Co., Ltd. Class A	142,300	349,904
Jiangsu Hengrui Medicine Co., Ltd. Class A	332,978	1,639,400
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	412,404	608,556
Livzon Pharmaceutical Group, Inc. Class A	138,900	586,450
Luye Pharma Group, Ltd. (a) (b) (c)	1,558,000	432,673
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	139,700	579,246
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	160,000	388,081
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	591,000	222,851
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	173,700	366,446
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	165,100	565,761
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	133,300	412,101
Sihuan Pharmaceutical Holdings Group, Ltd. (c)	1,425,000	137,964
Sino Biopharmaceutical, Ltd.	5,492,250	2,581,740
SSY Group, Ltd.	1,184,332	497,878
Tong Ren Tang Technologies Co., Ltd. Class H	593,000	345,984
United Laboratories International Holdings, Ltd.	730,000	304,093
Security Description	Shares	Value
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (a) (b)	233,600	$ 124,985
Yifan Pharmaceutical Co., Ltd. Class A (a)	293,600	430,775
Yunnan Baiyao Group Co., Ltd. Class A	79,269	582,080
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	30,900	1,156,396
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	131,600	354,236
Zhejiang NHU Co., Ltd. Class A	247,904	771,619
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	85,100	205,195
		24,472,574
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.9%
A-Living Smart City Services Co., Ltd. (b)	164,250	130,146
Aoyuan Healthy Life Group Co., Ltd. (a) (c) (d)	290,000	34,357
Beijing Capital Development Co., Ltd. Class A	451,100	277,146
Beijing North Star Co., Ltd. Class A	1,094,500	302,443
China Aoyuan Group, Ltd. (a) (c) (d)	754,000	28,335
China Evergrande Group (a) (c) (d)	1,224,600	64,351
China Green Electricity Investment of Tianjin Co., Ltd. Class A	80,200	139,720
China Jinmao Holdings Group, Ltd.	2,394,000	487,955
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	383,819	879,713
China Overseas Grand Oceans Group, Ltd.	592,557	219,664
China Overseas Land & Investment, Ltd.	1,951,362	5,083,549
China Overseas Property Holdings, Ltd.	757,620	659,186
China Resources Land, Ltd.	1,498,555	5,898,846
China Resources Mixc Lifestyle Services, Ltd. (b)	323,800	1,243,655
China SCE Group Holdings, Ltd. (a)	566,000	36,772
China South City Holdings, Ltd. (a) (c)	2,548,000	131,459
China Vanke Co., Ltd. Class A	432,810	1,082,458
China Vanke Co., Ltd. Class H (c)	1,005,164	1,831,086
CIFI Ever Sunshine Services Group, Ltd. (c)	634,000	235,835
CIFI Holdings Group Co., Ltd. (a)	2,303,217	234,726

See accompanying notes to financial statements.
187

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Colour Life Services Group Co., Ltd. (a) (c) (d)	411,000	$ 16,231
Country Garden Holdings Co., Ltd. (a) (c)	3,911,215	906,816
Country Garden Services Holdings Co., Ltd.	958,000	1,410,780
E-House China Enterprise Holdings, Ltd. (a) (c)	1,307,700	114,946
ESR Group, Ltd. (b)	1,011,400	2,551,080
Evergrande Property Services Group, Ltd. (a) (c) (d)	2,137,500	156,570
Gemdale Corp. Class A	315,800	508,973
GR Properties, Ltd. (a)	1,564,000	205,215
Grandjoy Holdings Group Co., Ltd. Class A (a)	494,500	232,366
Greentown China Holdings, Ltd.	499,000	938,259
Greentown Service Group Co., Ltd.	828,000	553,765
Hopson Development Holdings, Ltd. (a) (c)	526,826	551,664
Jiangsu Zhongnan Construction Group Co., Ltd. Class A (a)	459,600	149,565
Jinke Properties Group Co., Ltd. Class A (a)	565,100	165,666
Jinke Smart Services Group Co., Ltd. Class H (c)	58,500	88,683
Kaisa Group Holdings, Ltd. (a) (d)	1,483,285	79,361
KE Holdings, Inc. ADR (a)	340,460	5,964,859
KWG Group Holdings, Ltd. (a)	1,134,806	140,226
KWG Living Group Holdings, Ltd.	570,174	76,266
Longfor Group Holdings, Ltd. (b)	867,500	2,492,022
Poly Developments & Holdings Group Co., Ltd. Class A	608,600	1,536,621
Poly Property Group Co., Ltd.	1,910,784	340,781
Poly Property Services Co., Ltd. Class H	50,800	269,535
Red Star Macalline Group Corp., Ltd. Class A	377,160	230,132
Redco Properties Group, Ltd. (a) (b) (c)	652,200	146,228
RiseSun Real Estate Development Co., Ltd. Class A (a)	397,800	131,128
Seazen Group, Ltd. (a)	433,809	101,684
Seazen Holdings Co., Ltd. Class A (a)	142,800	350,132
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	265,900	396,846
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	265,900	359,176
Shenzhen Investment, Ltd.	2,920,565	442,741
Security Description	Shares	Value
Shenzhen New Nanshan Holding Group Co., Ltd. Class A (a)	240,300	$ 115,614
Shimao Group Holdings, Ltd. (a) (c) (d)	647,441	182,276
Sino-Ocean Group Holding, Ltd. (a)	2,303,712	240,646
SOHO China, Ltd. (a) (c)	1,127,500	179,540
Sunac China Holdings, Ltd. (a) (c) (d)	1,548,300	451,675
Sunac Services Holdings, Ltd. (b) (c)	368,000	92,353
Times China Holdings, Ltd. (a) (c)	274,000	29,320
Yango Group Co., Ltd. Class A (a)	488,400	133,590
Yanlord Land Group, Ltd.	602,000	400,662
Yuexiu Property Co., Ltd.	1,081,000	1,305,479
Yuzhou Group Holdings Co., Ltd. (a) (c)	1,947,432	61,773
Zhongtian Financial Group Co., Ltd. Class A (a)	1,034,600	204,623
		44,007,270
ROAD & RAIL — 0.3%
Beijing-Shanghai High Speed Railway Co., Ltd. Class A	1,402,600	889,272
China High Speed Railway Technology Co., Ltd. Class A (a)	1,060,754	327,340
Full Truck Alliance Co., Ltd. ADR (a) (c)	325,903	2,134,665
Guangshen Railway Co., Ltd. Class H (a)	2,020,000	275,341
		3,626,618
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
3peak, Inc. Class A	6,477	211,913
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	32,025	484,565
China Resources Microelectronics, Ltd. Class A	33,944	226,733
Daqo New Energy Corp. ADR (a)	32,241	1,711,352
Flat Glass Group Co., Ltd. Class A (a)	78,240	358,871
Flat Glass Group Co., Ltd. Class H (a) (c)	243,000	591,256
GCL Technology Holdings, Ltd. (a)	9,805,000	2,997,745
GigaDevice Semiconductor, Inc. Class A	39,125	514,503
Hangzhou Chang Chuan Technology Co., Ltd. Class A	57,200	457,494
Hangzhou First Applied Material Co., Ltd. Class A	53,848	401,831

See accompanying notes to financial statements.
188

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Hangzhou Lion Electronics Co., Ltd. Class A	34,700	$ 221,610
Hangzhou Silan Microelectronics Co., Ltd. Class A	43,200	194,211
Hua Hong Semiconductor, Ltd. (a) (b)	392,000	896,868
Ingenic Semiconductor Co., Ltd. Class A	18,500	191,951
JA Solar Technology Co., Ltd. Class A	120,256	1,080,240
JinkoSolar Holding Co., Ltd. ADR (a) (c)	22,894	1,268,099
Konfoong Materials International Co., Ltd. Class A	16,600	214,638
LONGi Green Energy Technology Co., Ltd. Class A (a)	362,520	2,436,242
Montage Technology Co., Ltd. Class A	60,105	441,188
National Silicon Industry Group Co., Ltd. Class A (a)	94,818	237,406
NAURA Technology Group Co., Ltd. Class A	26,900	1,050,470
Qingdao Gaoce Technology Co., Ltd. Class A	18,060	206,638
Risen Energy Co., Ltd. Class A (a)	59,400	215,132
SG Micro Corp. Class A	30,950	611,650
Shanghai Fudan Microelectronics Group Co., Ltd. Class A	27,724	292,673
Shanghai Fudan Microelectronics Group Co., Ltd. Class H	118,000	539,650
Shenzhen SC New Energy Technology Corp. Class A	13,900	224,649
StarPower Semiconductor, Ltd. Class A	8,900	404,480
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	179,300	1,125,726
Tianshui Huatian Technology Co., Ltd. Class A	127,300	144,636
Trina Solar Co., Ltd. Class A	87,420	786,138
Unigroup Guoxin Microelectronics Co., Ltd. Class A	49,099	991,739
Will Semiconductor Co., Ltd. Shanghai Class A	53,040	596,157
Wuxi Autowell Technology Co., Ltd. Class A	4,626	223,528
Xinyi Solar Holdings, Ltd.	2,459,162	2,603,299
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	69,900	663,002
		25,818,283
SOFTWARE — 0.8%
360 Security Technology, Inc. Class A	277,800	253,284
Security Description	Shares	Value
Agora, Inc. ADR (a)	32,767	$ 118,944
Beijing Kingsoft Office Software, Inc. Class A	22,225	626,957
Beijing Shiji Information Technology Co., Ltd. Class A	182,200	316,141
Genimous Technology Co., Ltd. Class A (a)	445,300	322,303
Hundsun Technologies, Inc. Class A	117,991	560,896
Iflytek Co., Ltd. Class A	111,400	512,845
Jiangsu Hoperun Software Co., Ltd. Class A (a)	36,300	81,927
Kingdee International Software Group Co., Ltd. (a)	1,540,000	2,016,739
Linklogis, Inc. Class B (a) (b) (c)	493,500	207,461
Ming Yuan Cloud Group Holdings, Ltd. (c)	375,000	222,137
NavInfo Co., Ltd. Class A	225,500	365,018
Newland Digital Technology Co., Ltd. Class A	49,698	84,420
OneConnect Financial Technology Co., Ltd. ADR (a) (c)	26,616	19,217
Sangfor Technologies, Inc. Class A	29,700	416,599
Shanghai Baosight Software Co., Ltd. Class A	177,676	916,898
Thunder Software Technology Co., Ltd. Class A	36,500	540,551
Topsec Technologies Group, Inc. Class A	221,000	285,195
Weimob, Inc. (a) (b) (c)	904,000	320,147
Yonyou Network Technology Co., Ltd. Class A	171,440	423,240
		8,610,919
SPECIALTY RETAIL — 0.6%
China Harmony Auto Holding, Ltd. (c)	1,082,000	208,133
China Meidong Auto Holdings, Ltd.	238,000	376,560
China Tourism Group Duty Free Corp., Ltd. Class A	91,500	2,544,465
China Yongda Automobiles Services Holdings, Ltd.	613,000	328,760
GOME Retail Holdings, Ltd. (a) (c)	9,051,279	169,497
Pop Mart International Group, Ltd. (b) (c)	373,800	687,610
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	431,183	403,413
Topsports International Holdings, Ltd. (b)	1,184,000	834,090
Zhongsheng Group Holdings, Ltd.	351,500	1,403,779
		6,956,307

See accompanying notes to financial statements.
189

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
Canaan, Inc. ADR (a) (c)	65,733	$ 215,604
China Greatwall Technology Group Co., Ltd. Class A	273,900	328,105
Inspur Electronic Information Industry Co., Ltd. Class A	164,440	455,551
Legend Holdings Corp. Class H (b)	192,300	167,070
Lenovo Group, Ltd.	4,040,000	2,810,023
Ninestar Corp. Class A	56,200	340,157
Shenzhen Transsion Holdings Co., Ltd. Class A	38,452	313,694
Xiaomi Corp. Class B (a) (b)	7,564,000	8,633,669
		13,263,873
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
ANTA Sports Products, Ltd.	574,000	6,083,746
Bosideng International Holdings, Ltd.	2,136,000	1,058,490
China Dongxiang Group Co., Ltd. (a)	4,027,000	166,725
Golden Solar New Energy Technology Holdings, Ltd. (a) (c)	370,000	365,763
Lao Feng Xiang Co., Ltd. Class A	72,200	399,426
Li Ning Co., Ltd.	1,175,707	9,001,387
Shenzhou International Group Holdings, Ltd.	424,800	3,319,976
Xtep International Holdings, Ltd.	646,624	687,819
Zhejiang Semir Garment Co., Ltd. Class A	305,100	204,566
		21,287,898
TOBACCO — 0.1%
RLX Technology, Inc. ADR (a) (c)	388,035	407,437
Smoore International Holdings, Ltd. (b) (c)	958,000	1,145,953
		1,553,390
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beijing United Information Technology Co., Ltd. Class A	16,000	242,295
Bohai Leasing Co., Ltd. Class A (a)	1,000,500	289,099
China Meheco Co., Ltd. Class A	65,500	110,619
CITIC Resources Holdings, Ltd.	2,698,000	142,635
COSCO SHIPPING Development Co., Ltd. Class H	2,257,500	284,708
Jiangsu Guotai International Group Co., Ltd. Class A	331,320	386,199
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	200,400	327,762
Sichuan New Energy Power Co., Ltd. (a)	70,400	185,945
Security Description	Shares	Value
Xiamen C & D, Inc. Class A	307,800	$ 597,972
Zall Smart Commerce Group, Ltd. (a) (c)	2,161,000	112,869
		2,680,103
TRANSPORTATION INFRASTRUCTURE — 0.8%
Anhui Expressway Co., Ltd. Class H	762,000	484,386
Beijing Capital International Airport Co., Ltd. Class H (a)	1,201,939	650,740
China Merchants Port Holdings Co., Ltd.	891,611	1,121,059
COSCO SHIPPING International Hong Kong Co., Ltd.	662,000	188,904
COSCO SHIPPING Ports, Ltd.	562,842	354,918
Hainan Meilan International Airport Co., Ltd. Class H (a) (c)	124,000	298,552
Jiangsu Expressway Co., Ltd. Class H	1,198,795	899,489
Liaoning Port Co., Ltd. Class H	150,000	11,465
Qingdao Port International Co., Ltd. Class H (b)	1,170,000	500,796
Shanghai International Airport Co., Ltd. Class A (a)	101,400	821,822
Shanghai International Port Group Co., Ltd. Class A	1,066,700	831,916
Shenzhen Expressway Corp., Ltd. Class H	572,000	418,257
Shenzhen International Holdings, Ltd.	897,152	685,730
Sichuan Expressway Co., Ltd. Class H (c)	1,040,000	217,277
Yuexiu Transport Infrastructure, Ltd.	498,000	202,374
Zhejiang Expressway Co., Ltd. Class H	1,234,000	841,017
		8,528,702
WATER UTILITIES — 0.3%
Beijing Enterprises Water Group, Ltd.	2,870,000	661,754
Chengdu Xingrong Environment Co., Ltd. Class A	142,000	98,993
China Water Affairs Group, Ltd.	530,000	419,954
Chongqing Water Group Co., Ltd. Class A	646,500	461,582
Guangdong Investment, Ltd.	1,590,000	1,274,042
Luenmei Quantum Co., Ltd. Class A	146,600	145,589
		3,061,914
TOTAL COMMON STOCKS (Cost $1,699,500,706)		1,114,920,489

See accompanying notes to financial statements.
190

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (f) (g)	6,906,286	$ 6,907,667
State Street Navigator Securities Lending Portfolio II (h) (i)	25,099,670	25,099,670
TOTAL SHORT-TERM INVESTMENTS (Cost $32,007,337)		32,007,337
TOTAL INVESTMENTS — 102.2% (Cost $1,731,508,043)		1,146,927,826
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(24,749,920)
NET ASSETS — 100.0%		$ 1,122,177,906
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.9% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at September 30, 2022.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $1,123,331, representing 0.10% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	37	10/21/2022	$2,125,518	$1,991,710	$(133,808)
MSCI China Net Total Return USD Index (long)	275	12/16/2022	6,506,055	5,818,340	(687,715)
					$(821,523)

During the year ended September 30, 2022, average notional value related to futures contracts was $3,038,285.
See accompanying notes to financial statements.
191

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 1,113,627,605	$169,553	$1,123,331	$ 1,114,920,489
Short-Term Investments	32,007,337	—	—	32,007,337
TOTAL INVESTMENTS	$1,145,634,942	$169,553	$1,123,331	$1,146,927,826
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(821,523)	—	—	(821,523)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (821,523)	$ —	$ —	$ (821,523)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$185,082,488	$178,175,249	$428	$—	6,906,286	$ 6,907,667	$ 24,608
State Street Navigator Securities Lending Portfolio II	41,896,566	41,896,566	477,945,757	494,742,653	—	—	25,099,670	25,099,670	309,884
Total		$41,896,566	$663,028,245	$672,917,902	$428	$—		$32,007,337	$334,492
See accompanying notes to financial statements.
192

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 12.0%
BHP Group, Ltd.	5,830,785	$ 144,407,742
Fortescue Metals Group, Ltd.	2,648,579	28,642,841
Glencore PLC	16,992,019	90,696,358
Newcrest Mining, Ltd.	1,524,705	16,586,829
Rio Tinto, Ltd.	602,138	36,155,434
South32, Ltd.	6,880,943	16,059,490
Woodside Energy Group, Ltd.	1,430,476	29,118,477
		361,667,171
AUSTRIA — 1.1%
Mondi PLC	2,109,082	32,819,876
BRAZIL — 5.5%
Petroleo Brasileiro SA ADR	1,467,603	18,110,221
Suzano SA ADR (a)	2,944,684	24,293,643
Vale SA ADR	5,503,897	73,311,908
Wheaton Precious Metals Corp. (a)	772,824	25,158,049
Yara International ASA	679,680	23,907,073
		164,780,894
CANADA — 13.2%
Agnico Eagle Mines, Ltd.	715,866	30,404,963
Barrick Gold Corp. (b)	1,495,849	23,307,832
Barrick Gold Corp. (b)	1,280,466	19,847,223
Canadian Natural Resources, Ltd.	897,211	41,985,857
Cenovus Energy, Inc.	993,411	15,341,641
Franco-Nevada Corp.	304,924	36,616,179
Imperial Oil, Ltd. (a)	148,998	6,485,623
Nutrien, Ltd. (a)(b)	696,716	58,412,491
Nutrien, Ltd. (b)	1,111,436	92,671,534
Suncor Energy, Inc.	1,124,822	31,844,238
Teck Resources, Ltd. Class B	655,195	20,031,834
West Fraser Timber Co., Ltd. (a)	286,351	20,825,338
		397,774,753
CHILE — 2.1%
Antofagasta PLC	594,973	7,408,794
Sociedad Quimica y Minera de Chile SA ADR	624,789	56,699,602
		64,108,396
CHINA — 1.1%
Wilmar International, Ltd.	12,972,819	34,717,141
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	192,812	1,721,811
FINLAND — 3.8%
Neste Oyj	340,664	14,951,167
Stora Enso Oyj Class R	2,564,896	32,891,239
UPM-Kymmene Oyj	2,064,779	65,901,527
		113,743,933
FRANCE — 2.9%
TotalEnergies SE	1,818,054	85,980,484
Security Description	Shares	Value
INDIA — 2.5%
Reliance Industries, Ltd. GDR (c)	1,285,476	$ 75,200,346
IRELAND — 1.1%
Smurfit Kappa Group PLC	1,126,450	32,366,431
ISRAEL — 0.7%
ICL Group, Ltd.	2,613,374	21,159,436
ITALY — 0.7%
Eni SpA	1,946,315	20,802,173
JAPAN — 1.1%
Nippon Steel Corp. (a)	1,435,700	19,902,118
Sumitomo Metal Mining Co., Ltd.	428,200	12,306,553
		32,208,671
LUXEMBOURG — 0.7%
ArcelorMittal SA	1,030,411	20,860,116
NETHERLANDS — 4.9%
Shell PLC	5,917,121	148,387,587
NORWAY — 1.3%
Equinor ASA	806,659	26,508,026
Norsk Hydro ASA	2,175,368	11,745,959
		38,253,985
PERU — 0.2%
Southern Copper Corp.	144,334	6,471,937
RUSSIA — 0.0% (d)
Gazprom PJSC ADR (e)(f)	2,906,597	—
LUKOIL PJSC (e)(f)	173,497	—
MMC Norilsk Nickel PJSC ADR (e)	715,004	—
Novatek PJSC GDR (e)	46,772	—
Novolipetsk Steel PJSC GDR (e)	148,662	—
Polyus PJSC GDR (e)	77,132	—
Rosneft Oil Co. PJSC (e)	1,071,162	—
Severstal PAO GDR (e)	225,918	—
Tatneft PJSC ADR (e)	125,610	—
		—
SOUTH AFRICA — 2.7%
Anglo American PLC	2,289,238	69,905,020
Gold Fields, Ltd. ADR	1,529,575	12,374,262
		82,279,282
SOUTH KOREA — 0.6%
POSCO Holdings, Inc. ADR (a)	486,686	17,817,574
SPAIN — 0.4%
Repsol SA (f)	1,015,340	11,742,169
SWEDEN — 1.5%
Boliden AB (f)	430,433	13,441,456
Svenska Cellulosa AB SCA Class B	2,418,228	30,942,859
		44,384,315

See accompanying notes to financial statements.
193

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
SWITZERLAND — 1.0%
SIG Group AG (a)	1,431,694	$ 29,353,909
UNITED KINGDOM — 2.8%
BP PLC	14,032,670	67,843,649
DS Smith PLC	6,287,068	18,029,885
		85,873,534
UNITED STATES — 34.2%
Alcoa Corp.	301,503	10,148,591
Amcor PLC CDI	94,227	1,008,105
Amcor PLC	2,377,443	25,509,963
Archer-Daniels-Midland Co.	853,226	68,642,032
Avery Dennison Corp.	126,851	20,638,658
Baker Hughes Co.	310,488	6,507,828
Bunge, Ltd.	223,658	18,467,441
CF Industries Holdings, Inc.	298,519	28,732,454
Chevron Corp.	662,772	95,220,453
Cleveland-Cliffs, Inc. (f)	788,998	10,627,803
ConocoPhillips	386,195	39,523,196
Corteva, Inc.	1,080,166	61,731,487
Coterra Energy, Inc.	263,027	6,870,265
Darling Ingredients, Inc. (f)	239,826	15,864,490
Devon Energy Corp.	181,559	10,917,143
EOG Resources, Inc.	177,116	19,789,171
Exxon Mobil Corp.	1,403,302	122,522,298
FMC Corp.	203,804	21,542,083
Freeport-McMoRan, Inc.	2,460,837	67,254,675
Halliburton Co.	295,198	7,267,775
Hess Corp.	87,240	9,508,288
Ingredion, Inc.	104,619	8,423,922
International Paper Co.	590,889	18,731,181
Marathon Petroleum Corp.	159,090	15,802,410
Mosaic Co.	545,244	26,351,643
Newmont Corp. (b)	869,396	36,540,714
Newmont Corp. (b)	444,745	18,769,886
Nucor Corp.	427,520	45,740,365
Occidental Petroleum Corp.	273,147	16,784,883
Packaging Corp. of America	148,810	16,709,875
Phillips 66	156,361	12,621,460
Pioneer Natural Resources Co.	70,559	15,278,140
Reliance Steel & Aluminum Co.	100,203	17,476,405
Schlumberger NV	456,584	16,391,366
Scotts Miracle-Gro Co. (a)	77,252	3,302,523
Sealed Air Corp.	250,642	11,156,075
Steel Dynamics, Inc.	279,293	19,815,838
Valero Energy Corp.	122,168	13,053,651
Westrock Co.	419,436	12,956,378
Weyerhaeuser Co. REIT	1,210,231	34,564,197
		1,028,765,111
Security Description	Shares	Value
ZAMBIA — 0.5%
First Quantum Minerals, Ltd. (a)	878,129	$ 14,986,445
TOTAL COMMON STOCKS (Cost $3,366,761,447)		2,968,227,480

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (g)(h)	10,975,882	10,978,077
State Street Navigator Securities Lending Portfolio II (i)(j)	55,536,347	55,536,347
TOTAL SHORT-TERM INVESTMENTS (Cost $66,513,572)		66,514,424
TOTAL INVESTMENTS — 100.9% (Cost $3,433,275,019)		3,034,741,904
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(26,445,536)
NET ASSETS — 100.0%		$ 3,008,296,368
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	Non-income producing security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
194

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

At September 30, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index (long)	22	12/15/2022	$ 4,051,143	$ 3,573,669	$ (252,812)
SFE S&P ASX Share Price Index 200 (long)	30	12/15/2022	3,560,186	3,117,986	(260,395)
FTSE 100 Index (long)	79	12/16/2022	6,932,737	6,097,735	(513,693)
E-mini S&P 500 Materials Select Sector (long)	85	12/16/2022	7,030,350	6,148,050	(882,300)
E-mini S&P 500 Energy Select Sector (long)	247	12/16/2022	20,679,389	18,611,450	(2,067,939)
					$(3,977,139)

During the year ended September 30, 2022, average notional value related to futures contracts was $24,212,478.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,968,227,480	$—	$ 0(a)	$2,968,227,480
Short-Term Investments	66,514,424	—	—	66,514,424
TOTAL INVESTMENTS	$3,034,741,904	$—	$ 0	$3,034,741,904
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(3,977,139)	—	—	(3,977,139)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (3,977,139)	$—	$—	$ (3,977,139)
(a)	The Fund held Level 3 securities that were valued at $0 at September 30, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of September 30, 2022

% of Net Assets
Metals & Mining	33.1%
Oil, Gas & Consumable Fuels	32.4
Chemicals	13.1
Paper & Forest Products	6.9
Containers & Packaging	6.2
Food Products	4.9
Equity Real Estate Investment Trusts (REITs)	1.1
Energy Equipment & Services	1.0
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
195

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,937,796	$ 1,938,183	$ 245,432,479	$ 236,391,438	$(1,999)	$852	10,975,882	$10,978,077	$ 70,104
State Street Navigator Securities Lending Portfolio II	21,489,098	21,489,098	1,364,569,240	1,330,521,991	—	—	55,536,347	55,536,347	709,361
Total		$23,427,281	$1,610,001,719	$1,566,913,429	$(1,999)	$852		$66,514,424	$779,465
See accompanying notes to financial statements.
196

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 8.3%
29Metals, Ltd.	108,874	$ 158,901
88 Energy, Ltd. (a)(b)	10,125,834	52,083
Abacus Property Group REIT	220,080	352,336
Accent Group, Ltd.	297,681	244,984
Adairs, Ltd. (b)	87,290	101,583
Adbri, Ltd.	246,069	291,107
Aeris Resources, Ltd. (a)(b)	233,054	62,934
AET&D Holdings No. 1 Pty, Ltd. (b)(c)	110,316	—
Alkane Resources, Ltd. (a)	245,334	108,050
Alliance Aviation Services, Ltd. (a)(b)	61,479	122,537
AMA Group, Ltd. (a)(b)	443,444	65,576
Anteotech, Ltd. (a)	1,398,332	42,256
Appen, Ltd. (a)(b)	51,798	103,907
Arafura Resources, Ltd. (a)	582,057	121,626
ARB Corp., Ltd. (b)	25,530	455,831
Archer Materials, Ltd. (a)(b)	174,271	87,957
Ardent Leisure Group, Ltd.	197,078	65,890
Arena REIT (b)	227,162	486,359
AUB Group, Ltd.	38,346	467,697
Audinate Group, Ltd. (a)(b)	50,251	233,593
Aurelia Metals, Ltd. (a)	595,666	76,597
Aussie Broadband, Ltd. (a)(b)	62,086	91,013
Austal, Ltd.	156,832	229,904
Australian Agricultural Co., Ltd. (a)(b)	211,151	232,828
Australian Ethical Investment, Ltd.	57,702	185,869
Australian Finance Group, Ltd.	166,414	171,728
Australian Strategic Materials, Ltd. (a)(b)	46,291	69,645
AVZ Minerals, Ltd. (a)(b)(c)	1,396,999	525,447
Baby Bunting Group, Ltd. (b)	98,008	238,194
Bapcor, Ltd.	32,828	129,173
Bega Cheese, Ltd.	98,176	218,403
Bellevue Gold, Ltd. (a)	330,906	159,567
Betmakers Technology Group, Ltd. (a)(b)	708,134	143,418
Bigtincan Holdings, Ltd. (a)(b)	206,102	70,895
Blackmores, Ltd.	9,262	375,046
Boss Energy, Ltd. (a)	126,802	215,232
BrainChip Holdings, Ltd. (a)(b)	631,503	353,242
Bravura Solutions, Ltd.	104,806	82,884
Bubs Australia, Ltd. (a)	488,189	158,510
BWP Trust REIT	186,111	442,742
BWX, Ltd. (b)	64,296	26,044
Calix, Ltd. (a)(b)	73,408	272,803
Capricorn Metals, Ltd. (a)	116,530	224,769
Carnarvon Energy, Ltd. (a)	602,641	60,058
Cedar Woods Properties, Ltd. (b)	72,571	186,172
Cenntro Electric Group, Ltd. (a)(b)	110,097	113,400
Security Description	Shares	Value
Centuria Capital Group	272,093	$ 268,536
Centuria Industrial REIT	149,545	249,028
Centuria Office REIT	139,890	130,866
Chalice Mining, Ltd. (a)	153,882	388,828
Champion Iron, Ltd. (b)	145,230	451,004
Charter Hall Retail REIT	408,796	967,234
Charter Hall Social Infrastructure REIT	199,759	391,727
City Chic Collective, Ltd. (a)(b)	100,439	84,596
Clinuvel Pharmaceuticals, Ltd. (b)	22,880	273,325
Collins Foods, Ltd.	56,824	318,950
Cooper Energy, Ltd. (a)(b)	1,009,985	165,589
Core Lithium, Ltd. (a)(b)	769,410	546,635
Costa Group Holdings, Ltd.	241,674	348,061
Credit Corp. Group, Ltd.	29,268	324,232
Cromwell Property Group REIT	447,052	192,579
Data#3, Ltd.	49,654	199,531
De Grey Mining, Ltd. (a)	586,602	392,242
Deep Yellow, Ltd. (a)	235,861	122,834
Deterra Royalties, Ltd.	316,762	814,648
Dexus Industria REIT	155,141	236,403
Dicker Data, Ltd. (b)	38,586	253,795
Dubber Corp., Ltd. (a)(b)	283,819	101,277
Eclipx Group, Ltd. (a)	162,885	235,636
Elders, Ltd.	79,833	608,244
Electro Optic Systems Holdings, Ltd. (a)(b)	50,435	17,186
Emeco Holdings, Ltd. (b)	220,576	117,710
EML Payments, Ltd. (a)(b)	250,392	128,792
Estia Health, Ltd. (b)	110,683	140,192
EVENT Hospitality and Entertainment, Ltd. (a)	20,564	171,484
Family Zone Cyber Safety, Ltd. (a)(b)	730,463	150,288
Firefinch, Ltd. (a)(b)	452,763	17,466
G8 Education, Ltd. (b)	29,179	18,010
GDI Property Group Partnership REIT	242,485	125,504
Genworth Mortgage Insurance Australia, Ltd.	98,818	172,815
Gold Road Resources, Ltd. (b)	512,188	421,518
GrainCorp, Ltd. Class A	116,678	585,141
GUD Holdings, Ltd. (b)	70,935	337,953
GWA Group, Ltd.	154,176	189,333
Hansen Technologies, Ltd.	108,387	310,109
Hastings Technology Metals, Ltd. (a)(b)	50,278	111,849
Healius, Ltd.	60,293	130,639
Home Consortium, Ltd. REIT	125,954	364,420
HomeCo Daily Needs REIT	629,524	455,346
Hotel Property Investments, Ltd. REIT	106,222	200,106
HUB24, Ltd. (b)	33,068	443,506
Humm Group, Ltd. (b)	128,287	37,117
Imdex, Ltd.	345,585	396,616
Imugene, Ltd. (a)	2,318,202	268,288

See accompanying notes to financial statements.
197

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Infomedia, Ltd. (b)	235,483	$ 177,142
Ingenia Communities Group REIT	204,906	490,089
Inghams Group, Ltd.	94,788	145,047
Insignia Financial, Ltd.	179,072	339,646
Integral Diagnostics, Ltd. (b)	71,401	127,163
InvoCare, Ltd. (b)	138,509	898,558
ioneer, Ltd. (a)	799,309	326,336
IPH, Ltd.	115,744	706,223
IRESS, Ltd.	19,810	113,613
Iris Energy, Ltd. (a)(b)	32,790	135,423
iSignthis, Ltd. (c)	218,742	37,621
Jervois Global, Ltd. (a)	514,508	170,363
Johns Lyng Group, Ltd. (b)	77,070	311,188
Judo Capital Holdings, Ltd. (a)	191,563	133,019
Jumbo Interactive, Ltd.	14,650	113,219
Jupiter Mines, Ltd.	1,064,296	133,436
Karoon Energy, Ltd. (a)	677,273	792,524
Kelsian Group, Ltd. (b)	68,032	211,270
Kogan.com, Ltd. (a)(b)	70,350	137,956
Lake Resources NL (a)(b)	541,625	311,673
Leo Lithium, Ltd. (a)	351,941	126,717
Lifestyle Communities, Ltd.	37,213	362,959
Link Administration Holdings, Ltd.	202,837	372,984
Lovisa Holdings, Ltd.	40,615	555,432
MA Financial Group, Ltd. (b)	36,548	90,704
MACA, Ltd.	349,909	241,847
Magellan Financial Group, Ltd.	72,182	522,570
Mayne Pharma Group, Ltd. (a)	1,046,121	184,966
McMillan Shakespeare, Ltd.	46,584	385,771
Megaport, Ltd. (a)(b)	74,096	371,116
Mesoblast, Ltd. (a)(b)	187,828	94,196
Mincor Resources NL (a)	223,309	262,027
Monadelphous Group, Ltd.	52,299	439,151
Monash IVF Group, Ltd.	356,352	207,350
Money3 Corp., Ltd. (b)	87,532	101,864
Morella Corp., Ltd. (a)	33,650	454
Mount Gibson Iron, Ltd. (a)(b)	381,813	100,650
Myer Holdings, Ltd.	489,111	183,967
Nanosonics, Ltd. (a)(b)	162,177	360,780
Nearmap, Ltd. (a)(b)	221,722	286,538
Neometals, Ltd. (a)	339,481	245,553
Nick Scali, Ltd. (b)	46,632	278,233
Novonix, Ltd. (a)(b)	139,268	157,595
NRW Holdings, Ltd.	220,076	336,765
Nufarm, Ltd.	187,514	602,811
Nuix, Ltd. (a)(b)	164,436	58,148
OceanaGold Corp. (a)(b)	360,036	589,557
OFX Group, Ltd. (a)	252,467	409,056
Omni Bridgeway, Ltd. (a)	132,916	323,033
oOh!media, Ltd.	322,826	254,262
Opthea, Ltd. (a)(b)	182,029	136,932
Pact Group Holdings, Ltd.	58,555	50,825
Paladin Energy, Ltd. (a)	1,336,088	648,573
Security Description	Shares	Value
Paradigm Biopharmaceuticals, Ltd. (a)(b)	122,771	$ 99,459
Pendal Group, Ltd.	139,782	404,428
Peninsula Energy, Ltd. (a)	978,830	103,841
Perenti Global, Ltd. (a)	488,522	290,538
Perpetual, Ltd. (b)	31,639	479,875
Perseus Mining, Ltd.	627,549	613,294
Pinnacle Investment Management Group, Ltd. (b)	64,661	345,478
Platinum Asset Management, Ltd. (b)	211,042	230,672
PointsBet Holdings, Ltd. (a)(b)	96,251	115,105
PolyNovo, Ltd. (a)(b)	387,821	324,154
PPK Group, Ltd. (a)	23,293	21,865
PPK MINING EQUIPMENT GROUP (c)	22,984	—
Praemium, Ltd. (b)	319,080	137,452
Ramelius Resources, Ltd.	332,304	152,763
Red 5, Ltd. (a)	1,386,000	169,314
Redbubble, Ltd. (a)(b)	187,727	76,040
Regis Resources, Ltd.	452,641	454,000
Renascor Resources, Ltd. (a)	1,779,696	211,687
Resolute Mining, Ltd. (a)	596,962	80,602
RPMGlobal Holdings, Ltd. (a)	158,731	155,125
Rural Funds Group REIT (b)	223,512	329,089
Sandfire Resources, Ltd. (a)	233,875	560,880
Sayona Mining, Ltd. (a)	2,988,603	451,558
Select Harvests, Ltd. (a)(b)	53,689	181,572
Service Stream, Ltd. (b)	241,247	105,475
Sigma Healthcare, Ltd. (b)	501,843	216,182
Silver Lake Resources, Ltd. (a)	398,960	302,683
Silver Mines, Ltd. (a)	1,034,130	109,707
SiteMinder, Ltd. (a)(b)	72,408	143,854
SmartGroup Corp., Ltd.	109,661	351,828
SolGold PLC (a)	759,999	128,615
Southern Cross Media Group, Ltd.	156,675	92,675
Splitit, Ltd. (a)	136,301	11,831
St Barbara, Ltd. (a)	401,481	191,018
Starpharma Holdings, Ltd. (a)(b)	266,939	107,268
Strike Energy, Ltd. (a)(b)	1,924,181	303,102
Superloop, Ltd. (a)	116,842	49,582
Symbio Holdings, Ltd. (b)	51,102	104,482
Syrah Resources, Ltd. (a)(b)	323,382	340,986
Tabcorp Holdings, Ltd.	236,461	142,150
Talga Group, Ltd. (a)(b)	188,235	153,703
Tassal Group, Ltd.	166,045	551,942
Telix Pharmaceuticals, Ltd. (a)	151,183	459,771
Temple & Webster Group, Ltd. (a)(b)	36,923	118,936
Tritium DCFC Ltd. (a)(b)	46,712	149,011
Tyro Payments, Ltd. (a)(b)	200,479	167,567
United Malt Grp, Ltd. (b)	118,600	238,675
Vita Group, Ltd.	284	22
Vulcan Energy Resources, Ltd. (a)(b)	53,655	258,731

See accompanying notes to financial statements.
198

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Waypoint REIT, Ltd.	328,439	$ 500,473
Webjet, Ltd. (a)(b)	185,302	567,106
Weebit Nano, Ltd. (a)(b)	95,651	127,918
West African Resources, Ltd. (a)	438,662	296,140
Westgold Resources, Ltd. (a)	224,386	120,465
Whispir, Ltd. (a)	131,124	60,279
Zip Co., Ltd. (a)(b)	279,780	123,221
		49,795,062
AUSTRIA — 0.4%
AT&S Austria Technologie & Systemtechnik AG	13,908	458,480
DO & Co. AG (a)(b)	4,155	276,790
FACC AG (a)(b)	12,492	74,284
Kontron AG (b)	25,957	370,497
Palfinger AG	5,993	115,660
Porr AG	8,942	78,840
S IMMO AG	33,170	737,636
Schoeller-Bleckmann Oilfield Equipment AG	5,547	243,992
		2,356,179
BELGIUM — 0.8%
AGFA-Gevaert NV (a)	103,649	307,158
Biocartis Group NV (a)(b)(d)	—	—
Care Property Invest NV REIT (b)	4,820	84,994
Econocom Group SA	55,561	138,797
Fagron	26,306	324,453
Gimv NV	2,594	111,559
Intervest Offices & Warehouses NV REIT	15,343	350,217
Ion Beam Applications	12,338	145,043
Kinepolis Group NV (a)	9,877	369,430
Materialise NV ADR (a)(b)	20,830	223,089
Mithra Pharmaceuticals SA (a)(b)	8,260	51,141
Montea NV REIT	2,915	220,458
Ontex Group NV (a)(b)	45,142	243,892
Recticel SA (b)	33,707	443,803
Retail Estates NV REIT	6,045	337,553
Telenet Group Holding NV	10,606	146,605
Tessenderlo Group SA (a)	29,524	870,588
X-Fab Silicon Foundries SE (a)(d)	50,652	254,061
Xior Student Housing NV REIT (b)	9,165	286,414
		4,909,255
BERMUDA — 0.0% (e)
Conduit Holdings, Ltd.	40,037	155,533
BOSNIA AND HERZEGOVINA — 0.0% (e)
Adriatic Metals PLC CDI (a)	83,825	106,713
BRAZIL — 0.1%
ERO Copper Corp. (a)(b)	32,202	357,865
Security Description	Shares	Value
BURKINA FASO — 0.0% (e)
IAMGOLD Corp. (a)(b)	231,404	$ 250,931
CANADA — 8.5%
Absolute Software Corp. (b)	19,002	220,990
AcuityAds Holdings, Inc. (a)(b)	28,939	50,547
Advantage Energy, Ltd. (a)(b)	210,363	1,520,254
Aecon Group, Inc. (b)	32,458	224,883
Ag Growth International, Inc. (b)	7,270	170,368
AGF Management, Ltd. Class B (b)	30,152	132,980
Aimia, Inc. (a)(b)	73,732	185,128
AirBoss of America Corp. (b)	7,096	43,122
Alaris Equity Partners Income	26,294	283,980
Algoma Steel Group, Inc. (b)	25,828	167,293
Altius Minerals Corp. (b)	41,766	588,472
Altus Group, Ltd. (b)	8,474	276,166
Americas Gold & Silver Corp. (a)(b)	73,783	31,145
Anaergia, Inc. (a)	19,572	119,650
Andlauer Healthcare Group, Inc. (b)	7,003	242,344
Aris Mining Corp.	39,701	107,195
Artis Real Estate Investment Trust	89,679	619,376
Athabasca Oil Corp. (a)	313,033	485,252
Atrium Mortgage Investment Corp. (b)	39,871	309,613
Aurinia Pharmaceuticals, Inc. (a)	53,766	404,320
Aurora Cannabis, Inc. (a)(b)	117,362	143,494
AutoCanada, Inc. (a)(b)	18,931	311,923
Automotive Properties Real Estate Investment Trust	15,572	150,161
Aya Gold & Silver, Inc. (a)	68,258	397,909
Badger Infrastructure Solutions, Ltd. (b)	17,293	354,280
BELLUS Health, Inc. (a)(b)	75,342	799,452
Bitfarms, Ltd. (a)(b)	109,668	114,932
Boardwalk Real Estate Investment Trust	24,243	816,187
Calian Group, Ltd. (b)	2,018	82,142
Calibre Mining Corp. (a)	79,815	55,183
Canaccord Genuity Group, Inc. (b)	62,367	307,285
Canopy Growth Corp. (a)(b)	127,020	346,658
Capstone Copper Corp. (a)(b)	199,619	473,606
Cardinal Energy, Ltd. (b)	70,994	366,841
Cargojet, Inc. (b)	—	—
Cascades, Inc. (b)	29,168	170,671
Celestica, Inc. (a)(b)	66,057	559,589
Centerra Gold, Inc.	72,742	321,874
Cineplex, Inc. (a)(b)	20,331	134,647
Cogeco, Inc. (b)	5,002	200,582
Colossus Minerals, Inc. (a)(b)(c)	390	—

See accompanying notes to financial statements.
199

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Converge Technology Solutions Corp. (a)(b)	90,548	$ 432,954
Copper Mountain Mining Corp. (a)(b)	79,068	88,617
Corus Entertainment, Inc. Class B (b)	182,325	313,152
Cronos Group, Inc. (a)	52,766	148,615
Denison Mines Corp. (a)(b)	345,303	404,598
dentalcorp Holdings, Ltd. (a)(b)	19,774	114,409
Diversified Royalty Corp. (b)	71,125	143,901
Doman Building Materials Group, Ltd. (b)	66,465	281,039
Dorel Industries, Inc. Class B (b)	19,656	67,949
Dream Office Real Estate Investment Trust	39,263	465,195
DREAM Unlimited Corp. Class A (b)	25,168	450,590
Dundee Precious Metals, Inc.	88,326	394,688
Dye & Durham, Ltd. (b)	21,388	264,928
ElectraMeccanica Vehicles Corp. (a)(b)	64,649	78,872
Endeavour Silver Corp. (a)(b)	93,847	284,126
Enghouse Systems, Ltd. (b)	6,658	140,520
Enthusiast Gaming Holdings, Inc. (a)(b)	54,110	46,468
Equinox Gold Corp. (a)(b)	124,658	454,522
Essa Pharma, Inc. (a)	24,851	45,229
Exchange Income Corp. (b)	24,075	726,078
Extendicare, Inc. (b)	52,416	259,019
Fiera Capital Corp. (b)	35,025	221,511
Filo Mining Corp. (a)(b)	21,792	263,112
Firm Capital Mortgage Investment Corp. (b)	35,547	298,025
Fission Uranium Corp. (a)(b)	232,570	111,711
Fortuna Silver Mines, Inc. (a)(b)	123,892	311,973
GASFRAC Energy Services, Inc. (a)(c)	21,904	—
Global Atomic Corp. (a)(b)	62,820	159,102
goeasy, Ltd. (b)	1,816	142,103
GoGold Resources, Inc. (a)	204,128	234,724
Gold Royalty Corp.	52,362	132,999
GoldMining, Inc. (a)(b)	82,128	69,932
Goodfood Market Corp. (a)(b)	—	—
Hardwoods Distribution, Inc. (b)	10,437	200,073
Headwater Exploration, Inc. (a)(b)	63,901	244,619
Heroux-Devtek, Inc. (a)(b)	12,937	115,337
HEXO Corp. (a)(b)	135,187	23,613
Home Capital Group, Inc. (b)	32,419	648,828
Hudbay Minerals, Inc. (b)	177,651	718,853
Hut 8 Mining Corp. (a)(b)	63,901	114,404
i-80 Gold Corp. (a)(b)	35,957	63,851
Interfor Corp. (a)(b)	30,757	541,250
Security Description	Shares	Value
InterRent Real Estate Investment Trust	41,384	$ 345,456
Jamieson Wellness, Inc. (b)(d)	18,815	458,856
K92 Mining, Inc. (a)	117,692	676,662
Karora Resources, Inc. (a)	62,897	130,458
Killam Apartment Real Estate Investment Trust	43,197	479,425
Knight Therapeutics, Inc. (a)	81,684	315,667
Labrador Iron Ore Royalty Corp. (b)	20,078	422,441
Largo, Inc. (a)(b)	19,468	102,862
Laurentian Bank of Canada (b)	41,775	900,532
Liberty Gold Corp. (a)	388,454	114,496
Li-Cycle Holdings Corp. (a)(b)	48,628	258,701
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
Lundin Gold, Inc. (b)	23,508	164,242
MAG Silver Corp. (a)(b)	56,363	709,229
Major Drilling Group International, Inc. (a)(b)	36,932	223,358
Marathon Gold Corp. (a)	93,814	72,372
Martinrea International, Inc. (b)	77,917	484,837
Milestone Pharmaceuticals, Inc. (a)	21,996	202,143
Mind Medicine MindMed, Inc. (a)(b)	16,626	58,191
Minto Apartment Real Estate Investment Trust (d)	21,635	203,116
Morguard North American Residential Real Estate Investment Trust	23,199	259,164
MTY Food Group, Inc. (b)	11,110	460,959
Mullen Group, Ltd. (b)	67,263	697,082
NanoXplore, Inc. (a)(b)	52,766	123,270
Neptune Wellness Solutions, Inc. (a)(b)	9,083	13,788
New Gold, Inc. (a)(b)	385,729	345,291
New Pacific Metals Corp. (a)	59,272	124,665
NexGen Energy, Ltd. (a)(b)	164,373	600,526
NFI Group, Inc. (b)	38,699	341,913
North American Construction Group, Ltd. (b)	21,102	202,566
North West Co., Inc. (b)	30,780	716,606
Novagold Resources, Inc. (a)(b)	81,720	387,769
NuVista Energy, Ltd. (a)(b)	62,176	443,904
Optiva, Inc. (a)	2	31
Organigram Holdings, Inc. (a)(b)	212,346	188,539
Orla Mining, Ltd. (a)(b)	51,379	168,640
Osisko Gold Royalties, Ltd.	45,602	466,955
Osisko Mining, Inc. (a)(b)	101,623	228,532
Parex Resources, Inc. (b)	55,211	810,455
Park Lawn Corp. (b)	14,490	253,829
Peyto Exploration & Development Corp. (b)	64,263	515,395
Polaris Renewable Energy, Inc.	30,797	364,440

See accompanying notes to financial statements.
200

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Poseidon Concepts Corp. (a)(c)	43,064	$ —
Precision Drilling Corp. (a)(b)	14,039	714,492
Profound Medical Corp. (a)(b)	9,847	40,060
PyroGenesis Canada, Inc. (a)(b)	48,943	53,785
Real Matters, Inc. (a)(b)	42,183	145,824
Recipe Unlimited Corp. (a)	937	14,061
Repare Therapeutics, Inc. (a)(b)	23,038	279,451
Richelieu Hardware, Ltd. (b)	15,808	440,974
Rogers Sugar, Inc. (b)	71,452	321,366
Russel Metals, Inc. (b)	36,278	678,538
Sabina Gold & Silver Corp. (a)	273,854	217,242
Sandstorm Gold, Ltd. (b)	117,823	613,103
Savaria Corp. (b)	26,546	266,609
Seabridge Gold, Inc. (a)(b)	26,506	316,942
Secure Energy Services, Inc. (b)	83,751	351,693
ShawCor, Ltd. (a)(b)	58,156	361,451
Sienna Senior Living, Inc. (b)	42,835	367,233
Sierra Wireless, Inc. (a)(b)	19,397	592,759
Silvercorp Metals, Inc.	70,689	166,170
SilverCrest Metals, Inc. (a)(b)	61,539	343,513
Skeena Resources, Ltd. (a)(b)	20,116	94,574
Slate Grocery REIT Class U,	12,347	118,164
Slate Office REIT	40,674	128,767
Sleep Country Canada Holdings, Inc. (b)(d)	18,981	338,026
SNDL, Inc. (a)(b)	151,914	331,173
Solaris Resources, Inc. (a)(b)	20,980	88,559
Southern Pacific Resource Corp. (a)(c)	281,142	—
Sprott, Inc. (b)	14,457	487,669
Stelco Holdings, Inc. (b)	12,006	300,663
SunOpta, Inc. (a)(b)	35,662	324,524
Tamarack Valley Energy, Ltd. (b)	95,521	263,473
Taseko Mines, Ltd. (a)(b)	108,001	124,189
TECSYS, Inc. (b)	4,836	102,981
TELUS Corp.	16,215	323,705
Theratechnologies, Inc. (a)(b)	—	—
Timbercreek Financial Corp. (b)	28,890	159,793
Torex Gold Resources, Inc. (a)(b)	42,631	309,327
Transat AT, Inc. (a)(b)	46,766	93,767
Transcontinental, Inc. Class A (b)	38,347	449,040
Trisura Group, Ltd. (a)(b)	17,587	427,628
True North Commercial Real Estate Investment Trust	57,152	233,341
Twin Butte Energy, Ltd. (a)(c)	83,708	—
Uni-Select, Inc. (a)(b)	41,581	1,103,944
Valeura Energy, Inc. (a)	178	59
Victoria Gold Corp. (a)(b)	14,306	85,271
Wajax Corp. (b)	13,342	180,606
Security Description	Shares	Value
Well Health Technologies Corp. (a)(b)	67,497	$ 151,298
Wesdome Gold Mines, Ltd. (a)(b)	99,207	674,352
Western Forest Products, Inc. (b)	214,220	205,793
Westport Fuel Systems, Inc. (a)(b)	63,036	55,510
Westshore Terminals Investment Corp. (b)	32,833	633,697
Zymeworks, Inc. (a)(b)	23,369	143,719
		50,768,224
CAYMAN ISLANDS — 0.1%
Cazoo Group, Ltd. (a)(b)	230,836	106,185
Vertical Aerospace, Ltd. (a)(b)	26,332	246,467
		352,652
CHINA — 0.3%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (b)	87,000	97,752
BOE Varitronix, Ltd. (b)	179,000	323,800
China Glass Holdings, Ltd. (b)	528,000	53,137
China Tobacco International HK Co., Ltd. (b)	196,000	203,992
China Yuchai International, Ltd.	9,223	67,236
Differ Group Auto, Ltd. (a)(b)	1,024,000	217,847
GCL New Energy Holdings, Ltd. (a)(b)	4,910,000	53,792
Greenland Hong Kong Holdings, Ltd.	199,000	13,689
HG Semiconductor, Ltd. (a)(b)	219,834	112,019
Inspur International, Ltd. (a)	382,000	87,593
Theme International Holdings, Ltd. (a)(b)	1,270,000	127,811
TI Fluid Systems PLC (d)	118,381	159,900
Towngas Smart Energy Co., Ltd. (a)	218,827	83,908
Vesync Co., Ltd.	150,000	60,383
VSTECS Holdings, Ltd.	568,000	318,374
Zensun Enterprises, Ltd. (a)(b)	253,588	52,333
		2,033,566
COLOMBIA — 0.1%
Canacol Energy, Ltd. (b)	58,537	79,665
GCM Mining Corp. (b)	—	—
Gran Tierra Energy, Inc. (a)	193,748	238,299
		317,964
DENMARK — 0.9%
AMAG Pharmaceuticals, Inc. (c)	308,573	—
Atlantic Sapphire ASA (a)(b)	34,205	34,653
Bang & Olufsen A/S (a)	59,124	71,004
Better Collective A/S (a)	14,169	180,408
cBrain A/S	9,545	163,487
Cementir Holding NV	39,184	214,581
D/S Norden A/S	8,771	371,415

See accompanying notes to financial statements.
201

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Drilling Co. of 1972 A/S (a)	2,922	$ 142,291
FLSmidth & Co. A/S	20,532	448,788
H&H International A/S Class B (a)	33,711	444,156
Matas A/S	30,202	268,598
NNIT A/S (a)(d)	8,858	61,505
NTG Nordic Transport Group A/S Class A (a)	5,361	134,486
Per Aarsleff Holding A/S	13,207	324,698
Scandinavian Tobacco Group A/S Class A (d)	34,062	495,903
Spar Nord Bank A/S	39,727	443,860
Sydbank A/S	38,173	1,049,143
Zealand Pharma A/S (a)	24,772	567,250
		5,416,226
EGYPT — 0.1%
Centamin PLC	474,399	477,567
FINLAND — 0.9%
Aktia Bank Oyj	27,145	257,150
Caverion Oyj	73,599	309,675
Citycon Oyj (a)(b)	56,681	355,376
Finnair Oyj (a)(b)	357,451	124,173
F-Secure Oyj (a)(b)	72,806	174,994
Harvia Oyj (b)	6,869	94,344
Kamux Corp. (b)	16,356	84,923
Marimekko Oyj	17,203	146,620
Musti Group Oyj (a)	21,225	370,532
Nokian Renkaat Oyj (a)	61,135	592,920
Oriola Oyj Class B	40,004	69,915
Outokumpu Oyj	162,686	564,189
QT Group Oyj (a)(b)	8,143	313,109
Raisio Oyj Class V	51,787	95,683
Remedy Entertainment Oyj (b)	9,779	175,122
Revenio Group Oyj	11,647	434,948
Rovio Entertainment Oyj (d)	31,753	177,153
Talenom Oyj	14,939	128,788
Tecnotree Oyj (a)(b)	147,753	61,720
Terveystalo Oyj (d)	30,263	245,182
Tokmanni Group Corp.	25,035	274,195
Uponor Oyj	12,418	163,988
WithSecure Oyj (a)(b)	72,806	114,361
YIT Oyj (b)	81,428	229,262
		5,558,322
FRANCE — 1.4%
AB Science SA (a)	24,004	177,072
Atos SE (a)	48,497	387,682
Aubay	6,121	261,744
Beneteau SA	31,921	330,851
Bigben Interactive	25,421	260,492
Boiron SA	3,711	160,870
Bonduelle SCA	14,903	165,269
Carbios (a)	5,281	105,540
Casino Guichard Perrachon SA (a)	24,005	225,406
Cellectis SA (a)	32,243	76,693
Security Description	Shares	Value
Chargeurs SA	11,651	$ 135,369
Cie des Alpes (a)	6,501	78,590
Claranova SADIR (a)	51,574	135,911
Coface SA	48,179	464,198
Criteo SA ADR (a)	21,490	580,875
DBV Technologies SA (a)	26,975	94,341
Derichebourg SA	34,112	137,681
Elior Group SA (a)(d)	70,390	130,399
Esker SA	2,578	294,730
Etablissements Maurel et Prom SA	2,264	8,883
Euroapi SA (a)	9,653	161,140
Fnac Darty SA	13,374	372,092
GL Events (a)	10,189	148,527
ID Logistics Group (a)	543	134,051
Innate Pharma SA (a)	58,467	121,084
Kaufman & Broad SA	10,513	207,526
Korian SA	25,207	259,040
LNA Sante SA	8,395	237,678
Maisons du Monde SA (d)	30,993	245,783
Manitou BF SA	6,865	110,295
McPhy Energy SA (a)	5,734	53,308
Mersen SA	8,658	242,156
Nacon SA (a)	11,391	45,642
Nanobiotix SA (a)	15,496	55,485
Nexity SA	13,644	279,089
Novacyt SA (a)	38,312	29,688
Orpea SA (a)	24,404	268,719
Quadient SA	20,960	292,191
Sequans Communications SA ADR (a)(b)	27,656	98,732
SMCP SA (a)(d)	32,385	163,547
Solutions 30 SE (a)	84,973	176,061
Trigano SA	2,640	234,316
Valneva SE (a)	47,663	243,738
Vilmorin & Cie SA	4,576	179,315
		8,571,799
GABON — 0.0% (e)
BW Energy, Ltd. (a)	14,015	27,806
GERMANY — 2.7%
2G Energy AG	6,328	119,645
About You Holding SE (a)(b)	22,420	108,721
ADLER Group SA (a)(b)(d)	60,777	124,915
Affimed NV (a)	75,319	155,157
Allgeier SE	2,570	67,978
Amadeus Fire AG	3,634	299,044
ATAI Life Sciences NV (a)(b)	49,032	162,296
Atoss Software AG	1,009	113,476
Aumann AG (d)	399	4,300
AURELIUS Equity Opportunities SE & Co. KGaA	17,704	330,745
Bertrandt AG	3,269	107,283
Bilfinger SE	21,529	544,145
Borussia Dortmund GmbH & Co. KGaA (a)	54,550	177,848

See accompanying notes to financial statements.
202

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
CANCOM SE	8,098	$ 193,253
CECONOMY AG	120,200	140,951
Cewe Stiftung & Co. KGaA	3,646	265,742
CropEnergies AG	14,587	176,055
Datagroup SE	2,766	145,511
Deutsche Beteiligungs AG	9,042	190,890
Deutsche Pfandbriefbank AG (d)	104,792	727,855
Deutz AG	70,389	219,833
DIC Asset AG	47,244	359,616
Draegerwerk AG & Co. KGaA Preference Shares	5,683	238,561
Duerr AG	13,500	283,550
Eckert & Ziegler Strahlen- und Medizintechnik AG	5,600	188,610
Elmos Semiconductor SE	11,115	421,397
ElringKlinger AG	15,237	88,517
Flatex DEGIRO AG (a)	32,061	289,775
Gerresheimer AG	8,043	396,330
GFT Technologies SE	13,581	409,782
GRENKE AG	8,264	151,392
Hamborner REIT AG	56,396	390,053
Hamburger Hafen und Logistik AG	14,088	154,023
Heidelberger Druckmaschinen AG (a)	85,458	97,532
Hornbach Holding AG & Co. KGaA	7,188	453,487
Hypoport SE (a)	2,042	182,140
Indus Holding AG	24,169	432,345
Instone Real Estate Group SE (d)	11,604	96,740
Jenoptik AG	27,011	538,223
JOST Werke AG (d)	8,924	312,103
Jumia Technologies AG ADR (a)	39,026	226,741
Kloeckner & Co. SE	61,867	477,288
Koenig & Bauer AG (a)	9,979	111,054
Leoni AG (a)	17,137	103,248
LPKF Laser & Electronics AG (a)	9,659	69,927
MBB SE	2,770	215,462
Medios AG (a)	7,472	133,955
Mensch und Maschine Software SE	1,791	75,183
Montana Aerospace AG (a)(d)	11,472	120,519
MorphoSys AG (a)	21,308	429,177
Nagarro SE (a)	2,570	228,859
New Work SE	1,026	124,233
Norma Group SE	18,995	257,355
PATRIZIA SE	17,726	183,030
Pfeiffer Vacuum Technology AG	4,128	513,587
ProSiebenSat.1 Media SE	28,207	201,887
PVA TePla AG (a)	9,279	136,625
SAF-Holland SE	37,177	224,168
Salzgitter AG	13,492	258,665
Security Description	Shares	Value
Secunet Security Networks AG	709	$ 128,218
SFC Energy AG (a)(b)	7,417	127,883
SGL Carbon SE (a)	17,437	102,493
Sirius Real Estate, Ltd.	327,451	258,432
Stabilus SE	9,702	430,557
STRATEC SE	2,218	177,306
SUESS MicroTec SE	12,111	117,459
TAG Immobilien AG	76,061	612,125
Takkt AG	18,850	174,323
Vossloh AG	4,772	145,856
Westwing Group SE (a)	5,694	31,182
		16,256,616
GHANA — 0.1%
Tullow Oil PLC (a)(b)	1,140,174	537,366
GREECE — 0.0% (e)
TT Hellenic Postbank SA (c)	129,076	—
GUERNSEY — 0.1%
Balanced Commercial Property Trust, Ltd. REIT	573,869	513,769
HONG KONG — 1.3%
Aidigong Maternal & Child Health, Ltd. (a)(b)	3,848,000	215,687
Apollo Future Mobility Group, Ltd. (a)(b)	1,549,072	43,611
Cafe de Coral Holdings, Ltd.	177,191	220,532
Canvest Environmental Protection Group Co., Ltd. (b)	511,000	321,576
China Household Holdings Ltd. (c)	780,000	—
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Youzan, Ltd. (a)(b)	7,888,000	96,466
Chow Sang Sang Holdings International, Ltd.	68,000	69,300
C-Mer Eye Care Holdings, Ltd. (a)(b)	392,000	171,783
Cowell e Holdings, Inc. (a)(b)	170,000	249,914
Dah Sing Financial Holdings, Ltd.	42,000	95,665
EC Healthcare (b)	154,000	95,736
Esprit Holdings, Ltd. (a)	1,119,400	105,524
Far East Consortium International, Ltd.	696,897	156,249
Giordano International, Ltd.	1,548,000	276,080
Global Cord Blood Corp. (a)	8,449	25,178
Gold Financial Holdings Ltd. (c)	1,158,000	—
Haitong International Securities Group, Ltd. (a)(b)	961,700	82,082
HKBN, Ltd.	377,500	292,867
Hong Kong ChaoShang Group, Ltd. (a)	824,000	89,224
Hong Kong Technology Venture Co., Ltd. (b)	368,000	225,022
Hutchison Port Holdings Trust Stapled Security	2,293,200	421,949

See accompanying notes to financial statements.
203

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Hutchison Telecommunications Hong Kong Holdings, Ltd.	790,000	$ 115,734
International Alliance Financial Leasing Co., Ltd. (a)(b)(d)	663,000	343,751
K Wah International Holdings, Ltd.	1,234,238	383,641
Long Well International Holdings Ltd (c)	2,380,000	—
Luk Fook Holdings International, Ltd.	174,000	410,512
Modern Dental Group, Ltd.	216,000	48,429
OCI International Holdings, Ltd. (a)(b)	400,000	81,530
Pacific Textiles Holdings, Ltd.	528,000	164,792
PAX Global Technology, Ltd.	465,000	353,049
Peace Mark Holdings, Ltd. (c)	504,228	—
Perfect Medical Health Management, Ltd. (b)	502,000	213,593
Prosperity REIT	640,000	162,244
Realord Group Holdings, Ltd. (a)(b)	146,000	175,202
Sa Sa International Holdings, Ltd. (a)(b)	789,248	109,591
Shun Tak Holdings, Ltd. (a)	1,070,849	150,057
SMI Culture & Travel Group Holdings Ltd. (b)(c)	608,081	—
Sun Hung Kai & Co., Ltd.	373,000	134,472
Sunlight Real Estate Investment Trust	607,000	233,524
Superb Summit International Group Ltd. (b)(c)	1,685,500	—
Texhong Textile Group, Ltd.	247,500	169,942
Truly International Holdings, Ltd.	930,000	144,537
Value Partners Group, Ltd.	474,000	112,312
Vitasoy International Holdings, Ltd. (a)	378,000	470,460
Viva China Holdings, Ltd. (a)(b)	1,456,000	200,319
Yuexiu Real Estate Investment Trust (b)	528,000	114,345
Zhuguang Holdings Group Co., Ltd. (a)(b)	1,462,000	186,244
		7,732,725
INDONESIA — 0.1%
First Pacific Co., Ltd.	1,464,000	445,733
First Resources, Ltd.	244,000	238,065
		683,798
IRAQ — 0.1%
Genel Energy PLC	125,853	173,645
Gulf Keystone Petroleum, Ltd.	184,195	409,178
		582,823
IRELAND — 0.6%
Amarin Corp. PLC ADR (a)(b)	154,160	168,034
C&C Group PLC (a)	194,758	326,982
Cairn Homes PLC	178,717	144,441
Security Description	Shares	Value
COSMO Pharmaceuticals NV (b)	5,322	$ 249,541
Dalata Hotel Group PLC (a)	154,363	426,445
Fineos Corp., Ltd. CDI (a)	161,289	129,626
GH Research PLC (a)(b)	10,896	126,611
Glenveagh Properties PLC (a)(d)	261,497	228,252
Greencore Group PLC (a)	418,109	336,983
Irish Continental Group PLC	87,849	331,336
Irish Residential Properties REIT PLC (b)	387,765	437,615
Origin Enterprises PLC	68,239	242,332
Uniphar PLC (b)	110,794	341,899
		3,490,097
ISRAEL — 3.0%
AFI Properties, Ltd.	6,496	232,114
Airport City, Ltd. (a)	1	13
Allot, Ltd. (a)(b)	20,685	81,085
AudioCodes, Ltd.	17,786	387,913
Azorim-Investment Development & Construction Co., Ltd.	61,463	213,398
BATM Advanced Communications, Ltd. (b)	154,748	48,800
Bet Shemesh Engines Holdings 1997, Ltd. (a)	8,977	212,750
Blue Square Real Estate, Ltd.	2,539	154,322
Camtek, Ltd. (a)(b)	5,166	119,696
Cellcom Israel, Ltd. (a)	40,105	204,637
Ceragon Networks, Ltd. (a)(b)	53,555	98,541
Clal Insurance Enterprises Holdings, Ltd. (a)	42,425	724,805
Cognyte Software, Ltd. (a)	29,372	118,663
Compugen, Ltd. (a)(b)	61,554	40,441
Danel Adir Yeoshua, Ltd.	1,669	175,860
Delek Automotive Systems, Ltd.	26,820	363,878
Delek Group, Ltd. (a)	—	2
Delta Galil Industries, Ltd.	6,404	295,801
Elco, Ltd.	4,565	273,357
Electra Consumer Products 1970, Ltd.	5,858	214,093
Electreon Wireless, Ltd. (a)	2,472	40,620
Equital, Ltd. (a)	—	19
FIBI Holdings, Ltd.	5,414	245,050
Formula Systems 1985, Ltd.	6,538	533,583
Fox Wizel, Ltd.	3,699	418,250
G City, Ltd.	110,219	514,369
Gilat Satellite Networks, Ltd. (a)	23,236	123,848
Hilan, Ltd.	4,692	251,942
IDI Insurance Co., Ltd.	7,893	214,131
Innoviz Technologies, Ltd. (a)	71,052	370,181
Inrom Construction Industries, Ltd.	84,458	335,975
Isracard, Ltd.	69,459	191,366

See accompanying notes to financial statements.
204

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Israel Canada T.R, Ltd.	107,620	$ 357,014
Israel Discount Bank, Ltd. Class A	1	5
Isras Investment Co., Ltd.	1,409	257,990
Ituran Location & Control, Ltd.	15,710	366,671
Kornit Digital, Ltd. (a)	20,784	553,062
Magic Software Enterprises, Ltd.	13,789	214,557
Matrix IT, Ltd.	17,471	397,353
Mediterranean Towers, Ltd.	53,620	154,361
Mega Or Holdings, Ltd.	8,093	237,531
Mehadrin, Ltd. (a)	1	34
Menora Mivtachim Holdings, Ltd. (a)	10,455	201,896
Migdal Insurance & Financial Holding, Ltd.	419,672	562,662
Nano Dimension, Ltd. ADR (a)	129,506	309,519
Nano-X Imaging, Ltd. (a)(b)	14,952	171,499
Oil Refineries, Ltd.	2,318,438	795,180
One Software Technologies, Ltd.	17,136	260,144
Oramed Pharmaceuticals, Inc. (a)(b)	14,306	92,703
Partner Communications Co., Ltd. (a)	63,904	462,790
Paz Oil Co., Ltd. (a)	6,403	702,934
Perion Network, Ltd. (a)	27,138	523,492
RADA Electronic Industries, Ltd. (a)(b)	29,465	283,748
Radware, Ltd. (a)	29,078	633,610
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	5,318	382,885
REE Automotive, Ltd. Class A (a)	132,770	90,469
REIT 1, Ltd.	131,178	665,654
Sapiens International Corp. NV	28,069	551,587
Sella Capital Real Estate, Ltd. REIT	165,127	400,301
Shufersal, Ltd.	26,279	165,119
Silicom, Ltd. (a)(b)	7,660	270,704
Sisram Medical, Ltd. (d)	114,000	88,442
Summit Real Estate Holdings, Ltd.	13,621	191,465
Taboola.com, Ltd. (a)	75,150	136,021
Tel Aviv Stock Exchange, Ltd.	35,323	183,316
Tremor International, Ltd. ADR (a)(b)	17,212	119,279
Tufin Software Technologies, Ltd. (a)(b)	—	—
		17,983,500
ITALY — 1.5%
AMCO - Asset Management Co. SpA Class B (b)(c)	2,346	—
Anima Holding SpA (d)	168,271	483,001
Arnoldo Mondadori Editore SpA	168,540	252,949
Security Description	Shares	Value
Ascopiave SpA	43,717	$ 90,366
Avio SpA (b)	8,011	72,123
Banca IFIS SpA	16,111	179,612
Banca Monte dei Paschi di Siena SpA (a)(b)	1,918	44,992
Banca Popolare di Sondrio SPA	111,712	371,216
Banca Sistema SpA (b)(d)	110,110	149,075
BFF Bank SpA (d)	53,131	354,979
Biesse SpA	13,511	151,156
Cromwell European Real Estate Investment Trust	139,000	243,747
Danieli & C Officine Meccaniche SpA	19,457	233,307
Datalogic SpA (b)	6,384	40,839
Digital Bros SpA (b)	6,448	142,886
doValue SpA (d)	25,145	133,512
El.En. SpA	44,309	504,393
Esprinet SpA	30,994	190,378
Eurotech SpA (a)(b)	43,856	121,845
Fila SpA	12,410	85,345
Fincantieri SpA (a)(b)	156,901	71,474
Gruppo MutuiOnline SpA	8,547	168,131
GVS SpA (a)(d)	28,961	171,081
Immobiliare Grande Distribuzione SIIQ SpA REIT	24,775	67,716
Italian Wine Brands SpA	5,932	125,233
Italmobiliare SpA	2,579	59,373
Iveco Group NV (a)	82,187	392,105
Juventus Football Club SpA (a)(b)	797,116	226,147
Maire Tecnimont SpA (b)	73,920	175,101
MARR SpA	25,685	243,319
MFE-MediaForEurope NV Class A	607,260	179,660
OVS SpA (b)(d)	282,468	474,298
Piaggio & C SpA	98,557	200,441
Prima Industrie SpA	484	11,640
RAI Way SpA (d)	56,569	259,023
Safilo Group SpA (a)	72,779	91,689
Saipem SpA (a)(b)	558,799	349,040
SOL SpA	8,643	132,934
Spaxs SpA (a)	19,030	128,915
Tamburi Investment Partners SpA	75,072	485,392
Tinexta SpA	10,089	189,174
Unieuro SpA (b)(d)	22,837	229,539
Webuild SpA (b)	172,942	212,625
Zignago Vetro SpA	21,327	231,076
		8,720,847
JAPAN — 36.2%
3-D Matrix, Ltd. (a)	118,600	254,825
77 Bank, Ltd.	38,000	467,830
Access Co., Ltd. (a)(b)	38,100	195,574
Adastria Co., Ltd.	10,000	147,984
Advanced Media, Inc. (a)(b)	18,100	114,544

See accompanying notes to financial statements.
205

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Adways, Inc.	10,500	$ 53,753
Aeon Delight Co., Ltd.	17,400	340,920
Aeon Fantasy Co., Ltd.	7,900	189,115
Ai Holdings Corp.	24,100	343,655
Aichi Bank, Ltd.	5,600	214,502
Aichi Steel Corp.	3,200	45,586
Aida Engineering, Ltd.	35,700	201,999
Aiful Corp.	141,476	368,486
Aiming, Inc.	25,200	49,966
Airtrip Corp. (b)	10,400	204,702
Aisan Industry Co., Ltd.	33,200	156,659
Akatsuki, Inc.	2,300	33,083
Akebono Brake Industry Co., Ltd. (a)	83,400	91,614
Akita Bank, Ltd.	1,800	20,046
ALBERT, Inc. (a)	900	30,125
Alconix Corp.	17,400	158,198
Altech Corp.	18,380	234,663
Amiyaki Tei Co., Ltd.	1,700	34,201
Amuse, Inc. (b)	9,300	108,905
Anest Iwata Corp.	27,500	162,441
AnGes, Inc. (a)(b)	83,600	122,444
Anicom Holdings, Inc.	53,800	210,747
Appier Group, Inc. (a)	23,500	197,098
Arakawa Chemical Industries, Ltd.	17,400	117,927
Arata Corp.	7,300	207,030
Arcland Service Holdings Co., Ltd.	10,400	153,545
Arclands Corp. (b)	10,400	104,111
Arcs Co., Ltd.	28,700	408,456
Arealink Co., Ltd.	4,100	49,683
Argo Graphics, Inc. (b)	17,400	434,564
Arisawa Manufacturing Co., Ltd.	17,400	147,620
Aruhi Corp. (b)	17,400	165,291
Asahi Holdings, Inc.	52,957	742,704
ASAHI YUKIZAI Corp.	10,500	159,373
Asanuma Corp.	16,600	306,896
ASKA Pharmaceutical Holdings Co., Ltd.	10,500	80,739
ASKUL Corp.	28,300	292,101
Atom Corp. (a)(b)	17,900	94,728
Atrae, Inc. (a)	24,100	270,396
Autobacs Seven Co., Ltd.	28,200	273,145
Avex, Inc.	21,900	233,154
Awa Bank, Ltd. (b)	38,265	499,379
Axial Retailing, Inc.	10,000	224,878
Bando Chemical Industries, Ltd.	32,700	231,788
Bank of Iwate, Ltd.	8,000	99,043
Bank of Nagoya, Ltd.	3,160	65,494
Bank of Saga, Ltd.	17,400	182,842
Bank of the Ryukyus, Ltd.	55,120	291,318
BASE, Inc. (a)(b)	36,700	68,712
Belc Co., Ltd.	6,300	234,599
Bell System24 Holdings, Inc.	18,900	180,193
Security Description	Shares	Value
Belluna Co., Ltd. (b)	28,800	$ 138,881
BeNext-Yumeshin Group Co.	46,777	519,332
Bic Camera, Inc. (b)	39,900	340,988
BML, Inc.	18,200	409,907
BrainPad, Inc. (a)	19,800	119,556
Broadleaf Co., Ltd.	64,600	224,936
BRONCO BILLY Co., Ltd.	8,200	138,626
Bunka Shutter Co., Ltd.	48,000	339,576
Bushiroad, Inc.	29,000	164,289
CAICA DIGITAL, Inc. (a)	299,943	215,511
Can Do Co., Ltd. (b)	26,500	402,228
Carna Biosciences, Inc. (a)	4,400	25,991
Cawachi, Ltd.	4,600	67,723
Central Glass Co., Ltd.	34,569	794,099
Central Security Patrols Co., Ltd.	6,500	106,923
Change, Inc. (b)	22,300	301,811
Chiba Kogyo Bank, Ltd.	67,300	131,117
Chiyoda Co., Ltd.	22,800	123,652
Chiyoda Corp. (a)(b)	118,700	312,444
Chiyoda Integre Co., Ltd.	5,600	82,871
Chofu Seisakusho Co., Ltd.	17,400	245,351
Chubu Shiryo Co., Ltd. (b)	10,500	75,588
Chudenko Corp.	10,000	144,461
Chugoku Bank, Ltd.	46,800	290,671
Chugoku Marine Paints, Ltd. (b)	39,500	242,603
CI Takiron Corp. (b)	49,800	179,596
Citizen Watch Co., Ltd. (b)	155,100	647,210
CKD Corp.	48,259	572,793
CMK Corp.	45,200	135,839
COLOPL, Inc. (b)	39,900	187,447
Colowide Co., Ltd. (b)	24,300	312,092
Computer Engineering & Consulting, Ltd.	10,400	105,692
Comture Corp. (b)	17,400	274,683
CONEXIO Corp.	10,500	86,179
COOKPAD, Inc. (a)	247,600	342,119
Cosel Co., Ltd.	25,500	144,461
CRE Logistics REIT, Inc.	248	356,550
Create Restaurants Holdings, Inc.	36,000	242,744
CTS Co., Ltd.	39,900	200,954
Curves Holdings Co., Ltd.	26,600	150,509
Cyber Security Cloud, Inc. (a)(b)	2,500	29,725
CYBERDYNE, Inc. (a)(b)	17,400	37,266
Cybozu, Inc.	31,400	325,400
Dai Nippon Toryo Co., Ltd.	10,500	51,867
Daido Metal Co., Ltd. (b)	30,800	102,351
Daihen Corp.	9,600	246,392
Daiho Corp. (b)	18,900	542,537
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (b)	24,900	210,217
Daiichikosho Co., Ltd.	18,500	520,191
Daiken Corp.	9,900	124,755

See accompanying notes to financial statements.
206

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Daiki Aluminium Industry Co., Ltd. (b)	39,900	$ 325,000
Daikyonishikawa Corp. (b)	22,100	81,227
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	103,050
Daiseki Co., Ltd.	30,139	928,667
Daishi Hokuetsu Financial Group, Inc.	32,151	595,730
Daito Pharmaceutical Co., Ltd.	8,600	146,279
Daiwabo Holdings Co., Ltd.	50,074	644,498
DCM Holdings Co., Ltd.	82,764	672,999
Demae-Can Co., Ltd. (a)(b)	74,572	286,449
Denyo Co., Ltd. (b)	10,000	95,133
Digital Arts, Inc.	8,100	351,991
Digital Garage, Inc.	20,084	481,478
Digital Hearts Holdings Co., Ltd. (b)	6,200	81,042
Digital Holdings, Inc. (b)	10,000	80,694
Dip Corp.	19,100	484,939
DKK Co., Ltd. (b)	8,700	130,069
DKS Co., Ltd. (b)	8,400	110,901
Doshisha Co., Ltd.	17,400	173,345
Doutor Nichires Holdings Co., Ltd.	51,552	619,002
DTS Corp.	46,087	1,093,709
Duskin Co., Ltd.	25,600	502,290
DyDo Group Holdings, Inc. (b)	4,100	136,388
Earth Corp.	10,300	369,318
EDION Corp. (b)	77,905	634,026
eGuarantee, Inc.	27,600	475,747
E-Guardian, Inc. (b)	10,500	207,758
Ehime Bank, Ltd.	23,740	141,215
Eiken Chemical Co., Ltd.	22,100	274,217
Eizo Corp.	10,500	263,325
en japan, Inc.	20,600	317,514
Enigmo, Inc.	9,700	33,373
eRex Co., Ltd.	29,400	566,287
ES-Con Japan, Ltd. (b)	39,900	225,488
Eslead Corp. (b)	21,400	249,269
ESPEC Corp.	19,200	226,959
euglena Co., Ltd. (a)	48,300	285,639
Exedy Corp.	20,400	231,419
FAN Communications, Inc.	50,300	142,131
FCC Co., Ltd.	38,728	353,447
FDK Corp. (a)(b)	25,800	138,318
Feed One Co., Ltd.	9,160	42,147
Ferrotec Holdings Corp. (b)	44,078	720,194
FIDEA Holdings Co., Ltd. (b)	19,610	170,840
Financial Products Group Co., Ltd.	30,900	241,658
Fixstars Corp. (b)	20,800	151,173
Freee KK (a)(b)	16,700	286,708
Fronteo, Inc. (b)	21,600	114,756
Fudo Tetra Corp.	9,040	91,996
Fuji Co., Ltd. (b)	17,400	226,478
Fuji Pharma Co., Ltd.	7,000	50,005
Security Description	Shares	Value
Fuji Seal International, Inc.	10,100	$ 106,760
Fuji Soft, Inc.	19,757	1,116,531
Fujibo Holdings, Inc.	7,200	163,405
Fujimi, Inc.	9,961	416,346
Fujimori Kogyo Co., Ltd.	7,500	166,586
Fujita Kanko, Inc. (a)	4,399	87,861
Fujitec Co., Ltd. (b)	43,781	882,910
Fujiya Co., Ltd.	200	3,377
Fukuda Corp.	4,000	133,338
Fukui Bank, Ltd. (b)	12,900	121,830
Fukuoka REIT Corp.	904	1,053,610
Fukushima Galilei Co., Ltd.	8,400	207,758
FULLCAST Holdings Co., Ltd.	10,400	183,937
Funai Soken Holdings, Inc.	24,300	412,149
Furukawa Co., Ltd.	17,838	149,487
Furukawa Electric Co., Ltd.	22,200	351,685
Furuno Electric Co., Ltd.	22,800	172,955
Fuso Chemical Co., Ltd.	17,400	373,857
Futaba Corp.	10,500	44,323
Fuyo General Lease Co., Ltd.	9,572	521,766
GA Technologies Co., Ltd. (a)(b)	14,400	167,235
Gakken Holdings Co., Ltd.	24,000	160,006
Genki Sushi Co., Ltd. (b)	1,600	33,604
Genky DrugStores Co., Ltd. (b)	5,100	126,668
Geo Holdings Corp.	23,200	284,019
giftee, Inc. (a)(b)	9,300	128,373
Giken, Ltd.	8,900	192,148
Global One Real Estate Investment Corp. REIT	379	287,238
GLOBERIDE, Inc.	15,200	226,616
Glory, Ltd.	36,100	529,485
GMO GlobalSign Holdings KK (b)	1,700	51,912
GNI Group, Ltd. (a)	18,800	160,017
Goldcrest Co., Ltd. (b)	18,100	208,454
Grace Technology, Inc. (c)	6,200	—
Gree, Inc.	53,200	323,805
GS Yuasa Corp.	38,498	600,563
G-Tekt Corp.	18,400	160,807
GungHo Online Entertainment, Inc.	18,800	288,991
Gunma Bank, Ltd.	81,700	221,261
Gunze, Ltd.	9,200	245,660
Gurunavi, Inc. (a)	42,800	128,035
H.U. Group Holdings, Inc.	31,397	572,649
H2O Retailing Corp.	74,600	570,536
Hachijuni Bank, Ltd.	139,900	462,967
Hamakyorex Co., Ltd.	7,200	156,192
Hankyu Hanshin REIT, Inc.	500	524,025
Hanwa Co., Ltd.	24,244	575,344
Happinet Corp.	3,700	47,239
Hazama Ando Corp.	106,901	618,164
HEALIOS KK (a)(b)	24,300	44,992
Heiwa Real Estate Co., Ltd.	19,100	523,866
Heiwa Real Estate REIT, Inc.	456	477,911

See accompanying notes to financial statements.
207

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Heiwado Co., Ltd.	22,800	$ 314,722
Hennge KK (a)(b)	8,800	51,069
Hibiya Engineering, Ltd.	7,500	96,480
Hiday Hidaka Corp. (b)	17,404	259,235
Hioki EE Corp.	8,200	355,770
Hirano Tecseed Co., Ltd. (b)	10,400	125,523
Hirata Corp.	6,800	193,554
Hirogin Holdings, Inc.	58,500	245,729
HIS Co., Ltd. (a)(b)	21,000	302,788
Hochiki Corp.	20,100	178,719
Hogy Medical Co., Ltd. (b)	10,500	257,522
Hokkaido Electric Power Co., Inc. (a)	121,500	380,251
Hokkoku Financial Holdings, Inc. (b)	17,900	583,702
Hokuetsu Corp. (b)	56,100	292,622
Hokuhoku Financial Group, Inc.	77,700	458,432
Hokuriku Electric Power Co. (a)(b)	60,000	201,458
H-One Co., Ltd.	24,000	94,345
Hoosiers Holdings Co., Ltd.	46,400	248,437
Hoshino Resorts REIT, Inc.	184	852,976
Hosiden Corp.	27,000	275,885
Hosokawa Micron Corp.	9,600	162,957
Howa Machinery, Ltd.	35,500	198,660
Hyakugo Bank, Ltd.	130,400	285,584
Hyakujushi Bank, Ltd. (b)	19,300	222,274
IBJ, Inc.	18,100	110,542
Ichibanya Co., Ltd.	5,600	171,778
Ichigo Hotel REIT Investment Corp.	265	186,559
Ichigo Office REIT Investment Corp.	642	377,895
Ichigo, Inc.	31,200	64,234
Ichikoh Industries, Ltd.	36,400	96,064
Idec Corp.	17,500	355,936
Iino Kaiun Kaisha, Ltd.	108,880	489,695
Imuraya Group Co., Ltd.	8,600	129,940
Inaba Denki Sangyo Co., Ltd.	21,000	395,641
Inabata & Co., Ltd.	22,900	369,260
Infocom Corp.	17,700	232,951
Infomart Corp.	65,800	200,475
Insource Co., Ltd.	20,400	369,961
Intage Holdings, Inc.	39,900	418,172
Iriso Electronics Co., Ltd.	10,300	282,148
Ishihara Sangyo Kaisha, Ltd.	20,000	140,799
Istyle, Inc. (a)(b)	39,900	135,072
Itfor, Inc.	45,400	239,005
Itochu Enex Co., Ltd.	31,400	221,706
Itoki Corp.	32,100	88,930
J Trust Co., Ltd. (b)	64,000	255,567
Jaccs Co., Ltd.	15,000	372,034
JAFCO Group Co., Ltd.	58,380	858,690
Japan Aviation Electronics Industry, Ltd. (b)	43,490	636,974
Security Description	Shares	Value
Japan Communications, Inc. (a)	147,600	$ 223,320
Japan Display, Inc. (a)(b)	446,910	142,028
Japan Elevator Service Holdings Co., Ltd.	26,000	340,392
Japan Excellent, Inc. REIT	757	697,667
Japan Lifeline Co., Ltd.	36,100	241,174
Japan Material Co., Ltd. (b)	49,074	626,542
Japan Petroleum Exploration Co., Ltd.	19,400	464,410
Japan Pulp & Paper Co., Ltd.	7,900	237,963
Japan Securities Finance Co., Ltd.	29,300	165,988
Japan Steel Works, Ltd.	45,797	900,468
Japan Wool Textile Co., Ltd.	25,400	186,887
JCU Corp.	16,747	337,960
JINS Holdings, Inc. (a)	6,600	195,157
Joshin Denki Co., Ltd. (b)	13,500	176,835
Joyful Honda Co., Ltd.	51,800	638,441
JSP Corp.	8,100	78,065
JTOWER, Inc. (a)(b)	5,500	248,506
Juki Corp.	38,000	181,146
Juroku Financial Group, Inc.	21,000	353,857
JVC Kenwood Corp.	89,800	122,219
Kaga Electronics Co., Ltd.	21,300	594,508
Kamakura Shinsho, Ltd.	5,300	31,014
Kameda Seika Co., Ltd.	3,900	123,673
Kamei Corp.	22,300	164,386
Kanamoto Co., Ltd.	21,100	300,877
Kanematsu Corp.	82,735	815,661
Kanematsu Electronics, Ltd.	7,900	217,496
Kanto Denka Kogyo Co., Ltd.	24,000	152,876
Kaonavi, Inc. (a)(b)	8,100	134,361
Katakura Industries Co., Ltd. (b)	71,348	1,006,054
Kato Sangyo Co., Ltd.	10,400	239,981
KAWADA TECHNOLOGIES, Inc.	1,300	33,141
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	108,413
Keiyo Bank, Ltd.	87,600	285,655
Keiyo Co., Ltd.	36,400	228,844
Kenedix Retail REIT Corp. (a)	285	526,702
Kenko Mayonnaise Co., Ltd. (b)	17,400	186,929
KH Neochem Co., Ltd.	20,200	367,869
Kisoji Co., Ltd. (b)	10,300	147,443
Kissei Pharmaceutical Co., Ltd.	26,000	462,178
Kitanotatsujin Corp. (b)	52,800	93,748
Kito Corp.	19,200	360,535
Kitz Corp.	125,355	694,564
Kiyo Bank, Ltd.	74,565	715,024
KLab, Inc. (a)	10,100	35,029
Koa Corp. (b)	21,700	330,571
Kobe Steel, Ltd.	67,000	268,472
Kohnan Shoji Co., Ltd.	10,500	245,190
Komatsu Matere Co., Ltd. (b)	30,700	164,587

See accompanying notes to financial statements.
208

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
KOMEDA Holdings Co., Ltd.	24,800	$ 399,041
Komeri Co., Ltd.	10,300	196,685
Komori Corp.	54,436	265,138
Konishi Co., Ltd. (b)	17,600	188,834
Konoike Transport Co., Ltd.	17,400	171,301
Koshidaka Holdings Co., Ltd.	26,600	166,313
Kotobuki Spirits Co., Ltd.	20,277	1,169,733
Kourakuen Holdings Corp. (b)	8,000	59,581
Krosaki Harima Corp.	3,300	105,558
Kudan, Inc. (a)(b)	7,800	121,409
Kumagai Gumi Co., Ltd.	18,200	317,112
Kumiai Chemical Industry Co., Ltd.	58,300	410,027
Kura Sushi, Inc. (b)	17,400	367,847
Kurabo Industries, Ltd.	30,970	422,148
Kureha Corp.	8,200	503,064
KYB Corp.	13,683	292,576
Kyoei Steel, Ltd.	20,200	193,564
Kyokuto Kaihatsu Kogyo Co., Ltd. (b)	20,000	182,804
KYORIN Holdings, Inc.	35,300	431,663
Kyoritsu Maintenance Co., Ltd. (b)	17,400	718,864
Kyosan Electric Manufacturing Co., Ltd.	17,400	49,888
Kyushu Financial Group, Inc.	231,955	612,158
LAC Co., Ltd.	6,900	37,278
Lacto Japan Co., Ltd. (b)	7,400	109,508
LEC, Inc. (b)	18,900	107,593
Leopalace21 Corp. (a)	281,220	645,031
Lifenet Insurance Co. (a)(b)	17,400	108,671
LIFULL Co., Ltd.	36,700	40,821
Locondo, Inc. (a)	4,100	32,263
M&A Capital Partners Co., Ltd. (a)(b)	8,400	215,303
Macnica Holdings, Inc.	33,405	626,351
Maeda Kosen Co., Ltd. (b)	7,500	163,736
Makino Milling Machine Co., Ltd.	21,548	660,233
Mandom Corp.	20,000	210,025
Mars Group Holdings Corp. (b)	17,400	194,382
Marudai Food Co., Ltd. (b)	45,431	447,891
Maruha Nichiro Corp.	38,102	647,559
Marusan Securities Co., Ltd. (b)	73,038	218,491
Maruwa Co., Ltd. (b)	3,600	384,511
Matsuya Co., Ltd. (a)	32,100	229,975
Max Co., Ltd.	23,400	321,549
Maxell , Ltd.	29,400	278,472
MCJ Co., Ltd.	46,600	319,692
MEC Co., Ltd.	18,600	286,816
Media Do Co., Ltd.	4,300	53,889
Medical Data Vision Co., Ltd.	18,900	137,887
Medinet Co., Ltd. (a)(b)	637,100	431,350
Medley, Inc. (a)(b)	12,600	217,189
MedPeer, Inc. (a)(b)	7,200	64,317
Megachips Corp.	16,719	291,423
Security Description	Shares	Value
Megmilk Snow Brand Co., Ltd.	26,500	$ 313,617
Meidensha Corp.	29,849	406,455
Meiko Electronics Co., Ltd. (b)	17,467	301,203
Meiko Network Japan Co., Ltd.	30,600	127,689
Meisei Industrial Co., Ltd.	36,500	177,022
Meitec Corp.	31,900	505,569
Melco Holdings, Inc. (b)	4,000	85,944
Menicon Co., Ltd.	11,100	227,989
Mie Kotsu Group Holdings, Inc. (b)	59,100	203,744
Milbon Co., Ltd.	15,200	668,928
Mimasu Semiconductor Industry Co., Ltd.	19,300	256,276
Minkabu The Infonoid, Inc. (b)	6,800	96,730
Mirai Corp. REIT	678	230,224
MIRAIT ONE Corp.	47,401	480,412
Miroku Jyoho Service Co., Ltd.	10,500	104,605
Mitsubishi Estate Logistics REIT Investment Corp. (a)	167	520,920
Mitsubishi Kakoki Kaisha, Ltd.	16,500	236,081
Mitsubishi Logisnext Co., Ltd.	17,400	88,716
Mitsubishi Pencil Co., Ltd.	30,400	296,345
Mitsubishi Research Institute, Inc.	6,900	212,370
Mitsubishi Shokuhin Co., Ltd.	8,000	180,732
Mitsuboshi Belting, Ltd.	17,500	363,916
Mitsui DM Sugar Holdings Co., Ltd.	27,800	363,573
Mitsui Matsushima Holdings Co., Ltd. (b)	18,000	377,422
Mitsui Mining & Smelting Co., Ltd.	35,631	748,338
Mitsui-Soko Holdings Co., Ltd.	18,900	401,516
Mixi, Inc.	26,300	416,635
Miyaji Engineering Group, Inc.	2,600	58,199
Miyazaki Bank, Ltd.	6,980	103,582
Mizuho Leasing Co., Ltd. (b)	10,400	223,814
Mizuno Corp.	7,800	138,653
Mochida Pharmaceutical Co., Ltd. (b)	19,200	447,684
Modec, Inc. (a)	9,000	91,962
Monex Group, Inc. (b)	105,607	329,782
Money Forward, Inc. (a)	16,700	355,356
Monogatari Corp.	2,800	134,250
Mori Trust Hotel REIT, Inc. (b)	202	185,470
Mori Trust Sogo REIT, Inc.	369	351,040
Morinaga Milk Industry Co., Ltd.	8,300	243,991
Morita Holdings Corp.	25,000	221,424
MOS Food Services, Inc. (b)	17,400	373,857
m-up Holdings, Inc.	18,900	199,518
Musashi Seimitsu Industry Co., Ltd. (b)	31,500	338,623
Musashino Bank, Ltd.	10,480	123,375
Nachi-Fujikoshi Corp.	17,400	423,745
Nagaileben Co., Ltd.	17,400	233,811
Nagano Keiki Co., Ltd. (b)	28,100	197,435

See accompanying notes to financial statements.
209

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Nakanishi, Inc.	71,249	$ 1,300,001
NanoCarrier Co., Ltd. (a)(b)	103,800	134,102
Nanto Bank, Ltd.	10,000	145,083
NET One Systems Co., Ltd.	18,100	352,384
Neturen Co., Ltd.	65,583	290,886
Nextage Co., Ltd.	43,740	948,866
NexTone, Inc. (a)(b)	4,200	104,895
NHK Spring Co., Ltd.	39,900	234,584
Nichias Corp.	38,618	598,967
Nichiban Co., Ltd.	10,000	111,506
Nichicon Corp. (b)	46,300	443,984
Nichiha Corp.	20,100	381,323
Nichi-iko Pharmaceutical Co., Ltd. (a)(b)	77,000	231,939
Nichireki Co., Ltd.	10,500	93,071
Nihon House Holdings Co., Ltd.	55,200	173,900
Nihon Nohyaku Co., Ltd.	39,900	233,206
Nihon Parkerizing Co., Ltd.	64,600	415,507
Nihon Tokushu Toryo Co., Ltd.	10,500	65,868
Nihon Trim Co., Ltd.	1,500	24,136
Nikkiso Co., Ltd.	74,840	469,996
Nikkon Holdings Co., Ltd.	71,238	1,111,302
Nippon Carbide Industries Co., Inc.	19,300	165,339
Nippon Carbon Co., Ltd.	17,471	479,187
Nippon Ceramic Co., Ltd.	10,400	175,387
Nippon Chemical Industrial Co., Ltd.	8,100	104,702
Nippon Coke & Engineering Co., Ltd. (b)	748,072	470,307
Nippon Densetsu Kogyo Co., Ltd.	27,400	347,552
Nippon Gas Co., Ltd.	67,900	964,002
Nippon Kayaku Co., Ltd.	52,300	418,414
Nippon Koei Co., Ltd.	9,800	241,708
Nippon Light Metal Holdings Co., Ltd.	39,790	398,051
Nippon Paper Industries Co., Ltd. (a)	20,400	132,622
Nippon Parking Development Co., Ltd.	782,891	1,087,161
Nippon Pillar Packing Co., Ltd. (b)	18,000	284,404
NIPPON REIT Investment Corp.	477	1,214,374
Nippon Road Co., Ltd. (b)	4,700	186,383
Nippon Sheet Glass Co., Ltd. (a)	49,800	175,811
Nippon Signal Company, Ltd. (b)	37,400	244,433
Nippon Soda Co., Ltd.	17,400	529,531
Nippon Steel Trading Corp.	3,600	125,103
Nippon Suisan Kaisha, Ltd.	172,054	647,825
Nippon Thompson Co., Ltd.	62,800	231,251
Nippon Yakin Kogyo Co., Ltd. (b)	8,600	155,192
Security Description	Shares	Value
Nipro Corp. (b)	10,400	$ 78,173
Nishimatsu Construction Co., Ltd. (b)	27,583	723,185
Nishimatsuya Chain Co., Ltd.	27,453	254,909
Nishi-Nippon Financial Holdings, Inc.	88,900	460,638
Nishio Rent All Co., Ltd.	17,600	347,027
Nissan Shatai Co., Ltd.	25,400	142,315
Nissei ASB Machine Co., Ltd.	4,700	116,246
Nissei Plastic Industrial Co., Ltd.	27,800	170,743
Nissha Co., Ltd.	27,600	325,872
Nisshin Oillio Group, Ltd.	13,600	300,197
Nisshinbo Holdings, Inc.	84,700	614,425
Nissin Corp.	10,500	125,859
Nitta Corp.	9,900	190,141
Nittetsu Mining Co., Ltd.	6,400	121,505
Nitto Boseki Co., Ltd.	25,730	409,739
Nitto Kogyo Corp. (b)	25,500	418,232
Nittoku Co., Ltd. (b)	9,400	156,445
Nohmi Bosai, Ltd.	20,600	230,557
Nojima Corp.	21,000	195,572
Nomura Co., Ltd.	49,600	310,118
Noritake Co., Ltd.	6,900	191,395
Noritsu Koki Co., Ltd.	9,800	165,336
Noritz Corp.	18,100	192,573
North Pacific Bank, Ltd.	174,600	273,821
NS United Kaiun Kaisha, Ltd.	10,000	260,803
NSD Co., Ltd.	45,006	765,206
NTN Corp. (b)	234,900	412,205
NTT UD REIT Investment Corp.	1,488	1,518,378
Obara Group, Inc. (b)	8,900	197,375
Ogaki Kyoritsu Bank, Ltd. (b)	10,000	118,346
Ohara, Inc.	9,600	82,904
Ohsho Food Service Corp.	6,800	300,667
Oiles Corp.	17,400	177,312
Oisix ra daichi, Inc. (a)(b)	10,500	119,331
Oita Bank, Ltd.	15,380	192,854
Okabe Co., Ltd.	21,600	96,550
Okamoto Industries, Inc.	6,360	155,985
Okamura Corp.	64,168	611,778
Okasan Securities Group, Inc.	100,882	227,210
Oki Electric Industry Co., Ltd.	54,900	272,329
Okinawa Electric Power Co., Inc. (a)(b)	18,077	132,132
Okinawa Financial Group, Inc.	26,500	383,920
OKUMA Corp.	13,200	451,415
Okumura Corp.	16,800	330,324
Okuwa Co., Ltd.	20,500	128,174
OncoTherapy Science, Inc. (a)	158,500	68,987
One REIT, Inc.	96	174,696
Open Door, Inc. (a)(b)	8,500	117,800
Optex Group Co., Ltd.	20,700	303,610
Optim Corp. (a)	31,000	172,407
Optorun Co., Ltd.	17,400	251,482

See accompanying notes to financial statements.
210

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Oriental Shiraishi Corp.	110,200	$ 187,289
Osaka Organic Chemical Industry, Ltd. (b)	24,200	340,400
Osaka Soda Co., Ltd. (b)	10,400	273,032
OSAKA Titanium Technologies Co., Ltd.	8,500	173,764
Osaki Electric Co., Ltd.	16,000	55,270
OSG Corp.	30,500	376,338
Outsourcing, Inc.	25,100	190,229
Oyo Corp.	22,200	286,501
Pacific Industrial Co., Ltd.	33,500	235,607
Pacific Metals Co., Ltd.	7,399	111,794
Pack Corp.	10,000	153,097
PAL GROUP Holdings Co., Ltd.	10,400	168,777
Paramount Bed Holdings Co., Ltd.	26,000	463,615
Pasona Group, Inc.	10,500	145,083
Penta-Ocean Construction Co., Ltd.	173,453	871,190
PeptiDream, Inc. (a)	29,900	333,611
Pharma Foods International Co., Ltd. (b)	10,400	88,520
PIA Corp. (a)	5,100	117,154
Pigeon Corp.	40,100	585,660
Pilot Corp.	13,100	496,867
Piolax, Inc. (b)	19,200	234,918
PKSHA Technology, Inc. (a)(b)	12,500	162,527
Plenus Co., Ltd.	9,900	131,731
Pole To Win Holdings, Inc.	20,500	131,148
Precision System Science Co., Ltd. (a)(b)	8,000	22,992
Press Kogyo Co., Ltd.	279,110	759,745
Pressance Corp. (b)	5,500	55,591
Prestige International, Inc.	63,800	279,451
Prima Meat Packers, Ltd.	17,700	255,574
Procrea Holdings, Inc.	10,230	150,116
Qol Holdings Co., Ltd.	10,500	87,775
Raccoon Holdings, Inc.	15,800	111,668
Raito Kogyo Co., Ltd.	43,614	573,706
Raiznext Corp.	33,500	272,175
Raksul, Inc. (a)(b)	13,400	229,960
RaQualia Pharma, Inc. (a)	21,300	153,630
Relia, Inc.	26,800	178,673
RENOVA, Inc. (a)(b)	16,500	388,148
ReproCELL, Inc. (a)	48,600	67,153
Resorttrust, Inc.	52,174	836,976
Restar Holdings Corp.	10,500	140,077
Retail Partners Co., Ltd. (b)	10,500	80,666
Rheon Automatic Machinery Co., Ltd.	10,500	82,987
Ricoh Leasing Co., Ltd.	7,700	187,785
Riken Corp.	7,000	110,456
Riken Keiki Co., Ltd. (b)	16,768	451,796
Riken Technos Corp.	54,700	189,709
Riken Vitamin Co., Ltd.	10,500	127,455
Ringer Hut Co., Ltd. (b)	17,400	263,984
Riso Kagaku Corp.	9,200	148,603
Security Description	Shares	Value
Rock Field Co., Ltd.	17,400	$ 175,388
Rokko Butter Co., Ltd.	17,400	167,214
Rorze Corp.	17,034	820,249
Round One Corp.	148,700	645,159
Royal Holdings Co., Ltd. (a)	17,400	262,782
RS Technologies Co., Ltd.	4,900	215,303
Ryobi, Ltd.	16,400	140,835
Ryosan Co., Ltd.	10,000	154,686
S Foods, Inc.	17,400	364,842
Sac's Bar Holdings, Inc. (b)	36,900	181,001
Sagami Holdings Corp.	25,400	202,856
Saizeriya Co., Ltd.	17,600	324,654
Sakai Chemical Industry Co., Ltd.	26,953	348,958
Sakai Moving Service Co., Ltd.	4,200	135,943
Sakata INX Corp.	26,200	176,845
Sakata Seed Corp.	19,000	631,386
Sakura Internet, Inc.	46,700	170,675
Sala Corp.	66,000	346,540
SAMTY Co., Ltd.	18,700	290,554
San-A Co., Ltd.	10,200	307,596
San-Ai Oil Co., Ltd.	45,200	348,809
SanBio Co., Ltd. (a)(b)	17,400	147,980
Sanei Architecture Planning Co., Ltd.	19,900	222,173
Sangetsu Corp.	38,100	421,418
San-In Godo Bank, Ltd.	90,500	437,666
Sanken Electric Co., Ltd.	16,818	514,143
Sanki Engineering Co., Ltd.	28,100	307,703
Sankyo Tateyama, Inc.	31,000	126,574
Sanoh Industrial Co., Ltd. (b)	45,800	210,418
Sansan, Inc. (a)	27,600	241,592
Sanyo Chemical Industries, Ltd.	5,400	163,405
Sanyo Denki Co., Ltd.	5,000	170,472
Sanyo Electric Railway Co., Ltd. (b)	7,800	118,499
Sanyo Special Steel Co., Ltd.	20,287	262,093
Sanyo Trading Co., Ltd.	30,700	219,308
Sapporo Holdings, Ltd.	44,442	976,376
Sato Holdings Corp.	30,040	373,152
Seikagaku Corp. (b)	24,800	142,380
Seiko Holdings Corp.	11,800	245,791
Seiren Co., Ltd. (b)	45,812	665,919
Sekisui Jushi Corp.	17,500	199,126
Sekisui Kasei Co., Ltd.	25,400	69,841
Senko Group Holdings Co., Ltd.	51,800	343,198
Senshu Ikeda Holdings, Inc.	158,260	228,515
Septeni Holdings Co., Ltd. (b)	21,700	67,164
Seria Co., Ltd.	8,500	148,454
Shibaura Machine Co., Ltd.	10,200	202,950
Shibuya Corp.	17,400	290,912
Shiga Bank, Ltd. (b)	30,800	556,228
Shikoku Bank, Ltd.	24,000	141,435
Shikoku Chemicals Corp.	26,400	223,610

See accompanying notes to financial statements.
211

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Shikoku Electric Power Co., Inc. (a)	71,500	$ 357,142
Shima Seiki Manufacturing, Ltd. (b)	23,645	328,183
Shinagawa Refractories Co., Ltd.	6,400	165,809
Shin-Etsu Polymer Co., Ltd.	25,000	206,743
Shinmaywa Industries, Ltd.	26,000	174,417
Shinoken Group Co., Ltd.	26,000	286,504
Shizuoka Gas Co., Ltd.	30,600	209,292
Shochiku Co., Ltd. (b)	17,093	1,405,276
Shoei Co., Ltd.	10,400	375,778
Shoei Foods Corp. (b)	7,200	206,432
Siix Corp.	23,900	179,318
Sinfonia Technology Co., Ltd.	48,280	447,627
Sinko Industries, Ltd. (b)	17,400	178,394
Sintokogio, Ltd.	38,800	183,351
SKY Perfect JSAT Holdings, Inc.	64,600	230,738
Snow Peak, Inc. (b)	9,300	141,031
Sodick Co., Ltd.	28,300	148,201
Solasia Pharma KK (a)(b)	332,000	114,684
Solasto Corp.	26,900	160,383
Sosei Group Corp. (a)(b)	39,900	505,280
Sotetsu Holdings, Inc. (b)	43,600	722,023
Sourcenext Corp. (b)	25,000	45,770
S-Pool, Inc.	29,600	213,291
ST Corp.	10,400	107,848
St Marc Holdings Co., Ltd.	10,000	110,816
Star Asia Investment Corp. REIT	478	184,932
Star Micronics Co., Ltd.	22,400	252,096
Starts Corp., Inc.	17,900	325,365
Starts Proceed Investment Corp. REIT	178	310,635
Starzen Co., Ltd.	9,600	134,504
Stella Chemifa Corp.	7,200	124,755
StemRIM, Inc. (a)(b)	21,800	138,712
Studio Alice Co., Ltd. (b)	17,400	257,974
Sumida Corp. (b)	21,300	148,774
Sumitomo Densetsu Co., Ltd.	18,300	327,831
Sumitomo Mitsui Construction Co., Ltd.	87,160	267,962
Sumitomo Osaka Cement Co., Ltd.	22,179	499,524
Sumitomo Seika Chemicals Co., Ltd.	2,400	49,676
Sumitomo Warehouse Co., Ltd. (b)	45,726	622,337
Sun Corp.	9,000	116,895
Sun Frontier Fudousan Co., Ltd.	10,000	77,377
Sun-Wa Technos Corp.	23,200	204,199
Suruga Bank, Ltd.	149,300	383,707
SWCC Showa Holdings Co., Ltd.	4,500	54,406
Security Description	Shares	Value
SymBio Pharmaceuticals, Ltd. (a)(b)	26,800	$ 133,495
Syuppin Co., Ltd. (b)	23,200	203,237
T Hasegawa Co., Ltd.	10,500	217,624
T RAD Co., Ltd. (b)	11,200	192,670
Tachi-S Co., Ltd.	22,700	167,962
Tadano, Ltd.	73,400	426,977
Taihei Dengyo Kaisha, Ltd.	12,500	288,438
Taiho Kogyo Co., Ltd. (b)	25,500	118,740
Taikisha, Ltd.	10,500	233,583
Taiko Pharmaceutical Co., Ltd. (a)	39,900	154,644
Taiyo Holdings Co., Ltd.	21,600	358,595
Takamatsu Construction Group Co., Ltd.	7,900	102,663
Takaoka Toko Co., Ltd.	1,900	23,208
Takara Holdings, Inc.	19,800	144,589
Takara Standard Co., Ltd.	31,800	284,507
Takasago International Corp. (b)	26,400	482,786
Takasago Thermal Engineering Co., Ltd.	38,100	447,740
Takashimaya Co., Ltd.	67,000	791,993
Takeuchi Manufacturing Co., Ltd.	24,300	446,733
Takuma Co., Ltd.	39,900	341,815
Tamron Co., Ltd.	10,000	200,421
Tamura Corp. (b)	53,800	253,863
Tanseisha Co., Ltd. (b)	25,800	135,466
Tatsuta Electric Wire and Cable Co., Ltd. (b)	53,100	159,947
Tayca Corp.	10,500	89,516
TechMatrix Corp.	28,400	328,451
Teikoku Electric Manufacturing Co., Ltd.	3,600	45,664
Teikoku Sen-I Co., Ltd. (b)	17,400	186,087
TerraSky Co., Ltd. (a)	3,000	39,048
TKC Corp.	21,400	507,113
TKP Corp. (a)(b)	7,800	140,055
Toa Corp. (f)	21,700	114,538
Toa Corp. (f)	8,000	137,566
TOA ROAD Corp.	7,900	318,740
Toagosei Co., Ltd.	141,888	1,057,703
Tobishima Corp.	10,410	74,940
TOC Co., Ltd.	82,560	402,690
Tocalo Co., Ltd.	36,500	295,288
Toho Bank, Ltd.	90,000	126,222
Toho Titanium Co., Ltd. (b)	25,900	422,645
Toho Zinc Co., Ltd. (b)	6,800	102,086
Tokai Carbon Co., Ltd.	33,200	224,552
TOKAI Holdings Corp.	49,200	296,060
Tokai Rika Co., Ltd.	21,700	206,288
Tokai Tokyo Financial Holdings, Inc. (b)	132,500	323,137
Tokushu Tokai Paper Co., Ltd.	5,100	104,153
Tokuyama Corp.	17,800	214,099

See accompanying notes to financial statements.
212

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Tokyo Kiraboshi Financial Group, Inc.	10,000	$ 146,603
Tokyo Seimitsu Co., Ltd.	24,155	710,907
Tokyo Steel Manufacturing Co., Ltd.	58,675	511,169
Tokyotokeiba Co., Ltd.	8,900	253,943
Tokyu Construction Co., Ltd.	39,900	173,940
Tokyu REIT, Inc.	615	837,449
Tomoe Engineering Co., Ltd.	2,800	47,529
TOMONY Holdings, Inc.	101,480	217,339
Tomy Co., Ltd.	62,400	534,137
Tonami Holdings Co., Ltd.	4,200	101,993
Topcon Corp.	60,578	675,065
Topre Corp.	27,200	208,400
Topy Industries, Ltd.	24,698	247,074
Torex Semiconductor, Ltd.	21,500	373,719
Toridoll Holdings Corp.	23,600	487,832
Torii Pharmaceutical Co., Ltd.	5,600	111,578
Torikizoku Holdings Co., Ltd.	17,400	288,507
Tosei REIT Investment Corp.	232	219,586
Tosho Co., Ltd. (b)	9,000	75,484
Totetsu Kogyo Co., Ltd.	10,500	168,078
Towa Bank, Ltd.	30,600	108,451
Towa Pharmaceutical Co., Ltd.	10,000	146,672
Toyo Construction Co., Ltd.	39,900	234,584
Toyo Corp. (b)	5,668	47,303
Toyo Gosei Co., Ltd. (b)	2,000	87,741
Toyo Ink SC Holdings Co., Ltd.	24,300	318,975
Toyo Kanetsu KK	7,500	127,258
Toyo Tanso Co., Ltd.	8,300	188,369
Toyobo Co., Ltd.	42,778	305,884
TPR Co., Ltd.	19,300	158,539
Trancom Co., Ltd. (b)	3,800	200,048
Transcosmos, Inc.	10,500	270,942
TRE Holdings Corp.	46,339	544,242
Tri Chemical Laboratories, Inc.	30,995	380,304
Trusco Nakayama Corp.	24,700	339,925
TS Tech Co., Ltd.	26,000	254,890
TSI Holdings Co., Ltd.	77,700	212,038
Tsubaki Nakashima Co., Ltd.	29,600	230,673
Tsubakimoto Chain Co.	20,700	436,896
Tsugami Corp. (b)	39,900	322,519
Tsukishima Kikai Co., Ltd. (b)	29,900	181,575
Tsukuba Bank, Ltd. (b)	118,500	151,456
Tsurumi Manufacturing Co., Ltd.	17,400	275,404
UACJ Corp.	10,000	138,381
Uchida Yoko Co., Ltd.	6,800	206,004
Union Tool Co.	7,200	165,146
Unipres Corp. (b)	20,400	125,012
United Arrows, Ltd. (b)	10,400	130,840
United Super Markets Holdings, Inc.	37,700	274,523
UNITED, Inc. (b)	5,300	51,226
Unitika, Ltd. (a)(b)	6,400	13,176
Security Description	Shares	Value
Universal Entertainment Corp. (a)	17,400	$ 224,314
UT Group Co., Ltd.	10,500	172,794
Uzabase, Inc. (a)	9,600	43,044
V Technology Co., Ltd.	3,872	68,428
Valor Holdings Co., Ltd.	36,400	447,377
Valqua, Ltd.	10,476	181,518
ValueCommerce Co., Ltd.	17,400	266,148
V-Cube, Inc. (b)	7,200	45,664
Vector, Inc.	20,400	154,749
Vision, Inc. (a)(b)	18,100	171,315
Vital KSK Holdings, Inc.	30,700	137,651
VT Holdings Co., Ltd.	90,500	297,613
Wacom Co., Ltd.	83,200	408,686
Wakachiku Construction Co., Ltd.	3,800	59,096
Wakita & Co., Ltd.	17,400	139,565
Warabeya Nichiyo Holdings Co., Ltd.	17,400	266,388
Watahan & Co., Ltd. (b)	24,900	237,225
WATAMI Co., Ltd. (a)	18,800	117,285
WDB Holdings Co., Ltd. (b)	7,500	124,253
WealthNavi, Inc. (a)(b)	11,900	129,980
West Holdings Corp. (b)	17,900	515,068
World Co., Ltd. (b)	10,000	96,031
World Holdings Co., Ltd.	9,000	163,591
W-Scope Corp. (a)(b)	22,700	207,326
YAKUODO Holdings Co., Ltd. (b)	7,700	124,002
YAMABIKO Corp.	25,000	190,853
Yamagata Bank, Ltd.	15,600	107,668
Yamaguchi Financial Group, Inc.	73,200	388,391
Yamaichi Electronics Co., Ltd.	18,800	232,232
YA-MAN, Ltd. (b)	10,400	83,850
Yamanashi Chuo Bank, Ltd.	24,900	199,207
Yamashin-Filter Corp.	35,500	89,520
Yamazen Corp.	54,500	342,637
Yellow Hat, Ltd.	21,600	267,715
Yodogawa Steel Works, Ltd. (b)	21,100	346,067
Yokogawa Bridge Holdings Corp.	20,900	274,778
Yokowo Co., Ltd. (b)	23,000	301,116
Yondoshi Holdings, Inc. (b)	10,400	123,439
Yonex Co., Ltd.	28,500	264,828
Yorozu Corp.	10,400	57,480
Yoshinoya Holdings Co., Ltd. (b)	35,400	574,001
Yuasa Trading Co., Ltd.	10,300	249,414
Yurtec Corp.	35,700	173,882
Zenrin Co., Ltd.	49,965	307,567
ZERIA Pharmaceutical Co., Ltd.	24,900	356,439
ZIGExN Co., Ltd.	39,900	94,275

See accompanying notes to financial statements.
213

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Zojirushi Corp. (b)	26,300	$ 283,269
		217,153,787
JERSEY — 0.1%
JTC PLC (d)	67,020	514,723
LUXEMBOURG — 0.0% (e)
Arrival SA (a)(b)	138,824	112,059
B&S Group Sarl (d)	22,078	97,653
		209,712
MACAU — 0.0% (e)
MECOM Power and Construction, Ltd. (b)	653,999	153,296
MALAYSIA — 0.0% (e)
Frencken Group, Ltd. (b)	236,500	160,699
MALTA — 0.1%
Catena Media PLC (a)(b)	27,806	59,684
Kambi Group PLC (a)(b)	13,542	193,230
Media & Games Invest SE (a)	99,571	154,023
		406,937
MONGOLIA — 0.0% (e)
Mongolian Mining Corp. (a)(b)	438,000	100,434
MYANMAR — 0.0% (e)
Yoma Strategic Holdings, Ltd. (a)	949,800	66,193
NETHERLANDS — 1.0%
AMG Advanced Metallurgical Group NV	14,937	340,657
Brack Capital Properties NV (a)	1	107
Brunel International NV	20,262	169,913
CM.com NV (a)(b)	4,726	49,030
Corbion NV	15,629	392,879
Flow Traders (d)	21,047	395,879
ForFarmers NV (b)	11,479	26,764
Fugro NV (a)	22,651	231,442
Heijmans NV CVA	28,333	265,629
Intertrust NV (a)(d)	43,584	834,300
Koninklijke BAM Groep NV (a)	52,914	131,252
Lilium NV (a)(b)	66,386	151,360
Merus NV (a)(b)	21,090	422,433
NSI NV REIT	14,966	356,273
Ordina NV	45,146	169,169
Pharming Group NV (a)	445,406	466,013
PostNL NV (b)	182,797	308,550
Shop Apotheke Europe NV (a)(d)	6,243	253,506
SIF Holding NV (b)	9,415	89,375
Sligro Food Group NV	7,955	102,869
TKH Group NV	6,157	201,459
TomTom NV (a)(b)	51,595	372,264
Van Lanschot Kempen NV ADR	8,366	162,276
Vastned Retail NV REIT	14,665	290,205
		6,183,604
Security Description	Shares	Value
NEW ZEALAND — 0.6%
Air New Zealand, Ltd. (a)	311,446	$ 125,961
Argosy Property, Ltd.	434,908	295,207
Heartland Group Holdings, Ltd. (b)	183,428	172,235
Kiwi Property Group, Ltd.	895,654	463,563
KMD Brands, Ltd. (b)	211,291	125,492
Oceania Healthcare, Ltd.	173,301	89,205
Pacific Edge, Ltd. (a)(b)	501,660	141,882
Precinct Properties New Zealand, Ltd.	546,992	402,228
Pushpay Holdings, Ltd. (a)	560,748	348,906
SKY Network Television, Ltd.	36,552	44,453
SKYCITY Entertainment Group, Ltd. (a)	395,378	606,079
Summerset Group Holdings, Ltd.	47,957	292,428
Vital Healthcare Property Trust REIT (b)	299,274	431,675
		3,539,314
NORWAY — 1.6%
Aker Solutions ASA	186,710	653,479
ArcticZymes Technologies ASA (a)	36,607	243,212
Avance Gas Holding, Ltd. (d)	99,106	495,200
Bergenbio ASA (a)(b)	104,273	59,039
Bonheur ASA	5,037	142,828
Borregaard ASA	10,501	123,924
BW Offshore, Ltd.	125,671	265,014
Crayon Group Holding ASA (a)(b)(d)	17,200	134,083
Elmera Group ASA (d)	24,015	34,224
Europris ASA (d)	99,155	495,445
FLEX LNG, Ltd.	26,456	841,465
FREYR Battery SA (a)(b)	28,148	400,828
Grieg Seafood ASA	32,830	221,734
Hexagon Composites ASA (a)(b)	28,068	61,405
IDEX Biometrics ASA (a)(b)	712,827	49,551
Kahoot! ASA (a)(b)	198,719	373,832
Kid ASA (d)	14,040	94,440
Kitron ASA (b)	246,327	425,417
LINK Mobility Group Holding ASA (a)(b)	137,303	87,128
Norway Royal Salmon ASA (a)	10,713	145,301
Nykode Therapeutics ASA (a)	40,681	89,595
Odfjell Drilling, Ltd. (a)	594	1,303
Opera, Ltd. ADR (a)(b)	24,298	105,453
Pexip Holding ASA (a)(b)	41,766	36,392
PGS ASA (a)	494,717	289,187
PhotoCure ASA (a)	17,230	144,199
Protector Forsikring ASA	65,972	680,470
SFL Corp., Ltd.	73,490	669,494
SpareBank 1 Nord Norge	45,376	339,781
SpareBank 1 SMN	47,067	481,155
Stolt-Nielsen, Ltd.	14,515	289,707

See accompanying notes to financial statements.
214

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
TGS ASA	57,386	$ 705,657
Veidekke ASA	86,302	644,656
XXL ASA (d)	57,400	23,450
		9,848,048
PERU — 0.0% (e)
Hochschild Mining PLC	236,051	155,467
PORTUGAL — 0.3%
Altri SGPS SA	139,904	709,270
Greenvolt-Energias Renovaveis SA (a)	35,026	295,094
Mota-Engil SGPS SA (b)	45,805	47,565
REN - Redes Energeticas Nacionais SGPS SA	319,429	755,722
		1,807,651
SINGAPORE — 1.1%
AEM Holdings, Ltd. (b)	50,400	140,498
AIMS APAC REIT	299,304	266,994
Best World International, Ltd. (a)(b)(c)	54,409	25,785
BW LPG, Ltd. (d)	78,881	575,832
CapitaLand China Trust REIT	433,234	314,003
Capitaland India Trust	517,100	378,392
CDL Hospitality Trusts Stapled Security	509,380	415,342
ESR-LOGOS REIT (b)	39,729	9,829
Ezion Holdings, Ltd. (c)	4,945,500	—
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—
Far East Hospitality Trust Stapled Security	291,200	118,721
Hyflux, Ltd. (a)(c)	33,300	—
iFAST Corp., Ltd. (b)	82,300	226,556
IGG, Inc. (a)	508,000	156,608
Keppel Pacific Oak US REIT	481,000	264,550
Lendlease Global Commercial REIT	909,297	481,613
Manulife US Real Estate Investment Trust	853,655	362,803
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
Oceanus Group, Ltd. (a)(b)	8,743,100	79,211
OUE Commercial Real Estate Investment Trust	1,326,018	314,200
Prime US REIT	231,300	124,902
Raffles Medical Group, Ltd.	589,074	546,009
Sasseur Real Estate Investment Trust (b)	248,600	122,143
Sheng Siong Group, Ltd.	327,400	360,507
Singapore Post, Ltd.	906,800	344,418
Starhill Global REIT (b)	915,601	344,571
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
TDCX, Inc. ADR (a)	14,226	133,298
Technics Oil & Gas, Ltd. (c)	1,254	—
UMS Holdings, Ltd. (b)	598,192	529,447
XP Power, Ltd.	12,762	237,912
		6,874,144
Security Description	Shares	Value
SOUTH AFRICA — 0.0% (e)
Great Basin Gold, Ltd. (a)(c)	266,255	$ —
Scatec ASA (d)	30,380	208,978
		208,978
SOUTH KOREA — 11.1%
AbClon, Inc. (a)	11,028	114,080
ABLBio, Inc. (a)	17,668	254,394
Ace Technologies Corp. (a)	12,600	46,853
Advanced Process Systems Corp.	9,198	102,221
AfreecaTV Co., Ltd.	5,943	264,189
Ahnlab, Inc.	3,303	142,213
Air Busan Co., Ltd. (a)	30,741	66,931
Alchera, Inc. (a)	7,307	49,388
Amicogen, Inc. (a)	15,092	214,138
Amotech Co., Ltd. (a)	11,123	156,657
Anam Electronics Co., Ltd. (a)	102,367	125,571
Ananti, Inc. (a)	24,030	94,225
Anterogen Co., Ltd. (a)	3,480	35,026
APAM Corp. (a)(c)	6,724	—
Aprogen pharmaceuticals, Inc. (a)	132,404	44,514
Aprogen, Inc. (a)	52,207	34,848
AptaBio Therapeutics, Inc. (a)	7,093	65,938
Asiana Airlines, Inc. (a)	17,921	150,939
BGF Co., Ltd.	37,731	86,633
BH Co., Ltd.	18,917	339,811
Binex Co., Ltd. (a)	18,412	150,570
Binggrae Co., Ltd.	1,799	49,605
Bioneer Corp. (a)(b)	11,121	192,773
Biosolution Co., Ltd. (a)	3,973	33,601
BNC Korea Co., Ltd. (a)(b)	23,356	102,030
Boditech Med, Inc.	11,897	72,678
Boryung (b)	31,228	227,002
Bukwang Pharmaceutical Co., Ltd.	22,317	116,366
BusinessOn Communication Co., Ltd.	2,799	13,832
Cafe24 Corp. (a)	15,097	113,436
CammSys Corp. (a)	152,702	193,719
Cellid Co., Ltd. (a)	3,794	41,501
Cellivery Therapeutics, Inc. (a)	22,930	181,106
Cellumed Co., Ltd. (a)	44,489	123,762
Chabiotech Co., Ltd. (a)(b)	31,151	310,269
Chong Kun Dang Pharmaceutical Corp.	5,214	286,447
Chongkundang Holdings Corp.	2,293	80,777
CJ CGV Co., Ltd. (a)	8,129	84,659
CJ Freshway Corp.	2,333	57,237
Classys, Inc. (b)	11,692	110,325
CMG Pharmaceutical Co., Ltd. (a)	62,642	98,295
CNK International Co., Ltd. (a)(c)	16,071	—
Com2uS Holdings Corp.	2,070	62,793
Com2uSCorp (b)	7,753	418,891

See accompanying notes to financial statements.
215

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
CORESTEM, Inc. (a)	7,542	$ 49,500
Cosmax, Inc. (b)	6,862	241,252
CosmoAM&T Co., Ltd. (a)	11,994	423,357
Cosmochemical Co., Ltd. (a)	15,869	252,892
Creative & Innovative System (a)	18,003	137,788
CrystalGenomics, Inc. (a)	31,323	67,322
Cuckoo Homesys Co., Ltd. (b)	7,552	148,327
CUROCOM Co., Ltd. (a)	56,686	31,063
Dae Han Flour Mills Co., Ltd.	600	53,470
Daea TI Co., Ltd. (a)	37,199	70,982
Daeduck Co., Ltd.	20,298	82,287
Daeduck Electronics Co., Ltd.	33,376	495,729
Daejoo Electronic Materials Co., Ltd.	5,341	295,291
Daesang Corp.	19,459	293,102
Daesung Holdings Co., Ltd.	8,702	538,287
Daewon Media Co., Ltd. (a)	6,623	53,004
Daewon Pharmaceutical Co., Ltd.	14,165	150,491
Daewoong Co., Ltd.	24,446	357,967
Daewoong Pharmaceutical Co., Ltd.	1,200	132,523
Daishin Securities Co., Ltd. Preference Shares	69,575	654,074
Danal Co., Ltd. (a)	26,285	105,640
Danawa Co., Ltd. (a)	9,588	95,833
Daou Technology, Inc.	21,786	258,868
Dasan Networks, Inc. (a)	11,657	31,369
Dawonsys Co., Ltd.	24,331	287,407
Dentium Co., Ltd.	6,921	403,931
Devsisters Co., Ltd. (b)	5,226	160,721
DGB Financial Group, Inc.	113,519	553,035
DI Dong Il Corp.	7,552	72,844
DIAC Co., Ltd. (a)(c)	33,459	68,230
DIO Corp. (a)	6,402	85,020
DL Holdings Co., Ltd.	3,463	138,694
DMS Co., Ltd.	50,040	158,791
Dong-A Socio Holdings Co., Ltd.	4,995	352,621
Dong-A ST Co., Ltd.	5,272	183,508
Dongjin Semichem Co., Ltd.	25,052	464,023
Dongkoo Bio & Pharma Co., Ltd.	3,933	14,817
DongKook Pharmaceutical Co., Ltd.	18,746	212,918
Dongkuk Steel Mill Co., Ltd.	25,801	194,765
Dongsuh Cos., Inc.	9,542	138,725
Dongsung Finetec Co., Ltd.	10,696	80,368
Dongsung Pharmaceutical Co., Ltd. (a)	11,121	50,836
Dongwha Enterprise Co., Ltd. (a)	3,105	134,122
Dongwha Pharm Co., Ltd.	35,561	205,308
Dongwon F&B Co., Ltd.	494	49,721
Dongwon Industries Co., Ltd.	242	39,327
Security Description	Shares	Value
Dongyang Steel Pipe Co., Ltd. (a)	165,896	$ 114,795
Doosan Co., Ltd. (b)	5,037	285,525
Doosan Tesna, Inc.	3,068	43,853
DoubleUGames Co., Ltd.	7,547	231,574
Dreamtech Co., Ltd.	12,642	89,688
Duk San Neolux Co., Ltd. (a)	5,861	129,862
E Investment&Development Co., Ltd. (a)	57,133	44,127
E&D Co., Ltd. (a)	6,149	116,688
Echo Marketing, Inc.	63,216	563,363
Ecopro Co., Ltd.	202	16,336
Ecopro HN Co., Ltd.	3,820	135,637
EM-Tech Co., Ltd.	21,597	352,478
ENF Technology Co., Ltd. (b)	24,828	382,650
Enplus Co., Ltd. (a)	29,589	77,039
Enzychem Lifesciences Corp. (a)	29,622	44,618
Eo Technics Co., Ltd.	2,500	102,572
Eoflow Co., Ltd. (a)	18,501	193,325
Eone Diagnomics Genome Center Co., Ltd. (a)	55,702	71,443
E-TRON Co., Ltd. (a)	409,730	43,530
Eubiologics Co., Ltd. (a)	15,946	129,846
Eugene Corp. (b)	47,308	108,788
Eugene Investment & Securities Co., Ltd.	130,330	204,053
Eugene Technology Co., Ltd.	4,888	68,672
Eutilex Co., Ltd. (a)	8,077	37,938
Fila Holdings Corp.	6,863	150,145
Fine Technix Co., Ltd.	20,082	145,979
Finetex EnE, Inc. (a)(c)	2,258	—
Foosung Co., Ltd. (b)	42,805	354,539
Futurestream Networks Co., Ltd. (a)	49,664	114,206
GAEASOFT (a)(b)	12,749	78,506
GC Cell Corp. (a)	7,195	233,094
GemVax & Kael Co., Ltd. (a)	14,744	123,150
GeneOne Life Science, Inc. (a)	38,981	259,383
Genexine, Inc. (a)	9,995	159,632
Genome & Co. (a)	5,645	65,695
Genomictree, Inc. (a)	7,105	43,155
Giantstep, Inc. (a)	6,637	82,806
GOLFZON Co., Ltd.	2,430	183,605
Golfzon Newdin Holdings Co., Ltd.	3,438	13,313
Gradiant Corp.	7,317	73,901
Grand Korea Leisure Co., Ltd. (a)	17,740	182,273
Gravity Co., Ltd. ADR (b)	1,526	71,447
Green Cross Holdings Corp.	16,945	193,055
G-Smatt Global Co., Ltd. (a)(c)	49,298	—
HAESUNG DS Co., Ltd.	18,443	538,195
Hana Tour Service, Inc. (a)	6,376	240,209
Hanall Biopharma Co., Ltd. (a)	18,321	170,315
Hancom, Inc. (a)	10,727	99,345
Handsome Co., Ltd.	13,401	240,725

See accompanying notes to financial statements.
216

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Hanil Cement Co., Ltd.	13,032	$ 103,385
Hanjin Shipping Co., Ltd. (a)(c)	1,732	—
Hanjin Transportation Co., Ltd.	5,865	83,628
Hankook & Co. Co., Ltd	16,910	147,151
Hankook Shell Oil Co., Ltd.	917	157,993
Hanmi Semiconductor Co., Ltd.	34,959	263,897
Hansae Co., Ltd.	13,151	123,173
Hansol Chemical Co., Ltd.	2,803	333,061
Hansol Holdings Co., Ltd.	59,253	129,423
Hansol Paper Co., Ltd.	29,301	307,203
Hanwha General Insurance Co., Ltd. (a)	53,149	146,367
Hanwha Investment & Securities Co., Ltd.	102,013	172,553
Harim Holdings Co., Ltd.	75,072	366,781
HDC Holdings Co., Ltd.	17,920	74,150
HDC Hyundai Development Co-Engineering & Construction Class E (b)	17,175	124,248
Hecto Innovation Co., Ltd.	27,784	241,777
Helixmith Co., Ltd. (a)	15,033	143,952
HFR, Inc. (a)	5,048	101,616
HJ Magnolia Yongpyong Hotel & Resort Corp. (a)	48,589	111,055
HL Holdings Corp.	3,380	74,891
HLB Global Co., Ltd. (a)	16,503	88,934
HLB Life Science Co., Ltd. (a)(b)	41,755	373,568
Hlb Pharma Ceutical Co., Ltd. (a)	9,220	96,666
HLB Therapeutics Co., Ltd. (a)	16,024	159,602
Homecast Co., Ltd. (a)	22,314	62,308
HS Industries Co., Ltd.	41,240	119,912
Humasis Co., Ltd.	16,389	137,463
Humedix Co., Ltd.	1,555	20,270
Huons Co., Ltd.	5,392	120,036
Huons Global Co., Ltd.	3,280	40,693
Hyosung Advanced Materials Corp.	591	127,023
Hyosung Chemical Corp. (a)	2,178	174,307
Hyosung Heavy Industries Corp. (a)	5,734	238,466
Hyosung TNC Corp.	686	124,187
Hyundai Bioland Co., Ltd.	31,955	261,322
Hyundai Bioscience Co., Ltd. (a)	32,384	475,337
Hyundai Construction Equipment Co., Ltd.	8,560	191,459
Hyundai Corp.	3,218	35,088
Hyundai Department Store Co., Ltd.	4,909	186,657
Hyundai Doosan Infracore Co., Ltd. (a)	44,462	138,293
Hyundai Electric & Energy System Co., Ltd. (a)	12,158	270,659
Hyundai Elevator Co., Ltd.	12,002	188,331
Hyundai Ezwel Co., Ltd.	23,208	87,758
Security Description	Shares	Value
Hyundai Greenfood Co., Ltd. (b)	40,954	$ 183,487
Hyundai Home Shopping Network Corp.	4,784	159,333
Hyundai Livart Furniture Co., Ltd.	15,619	100,546
Icure Pharm, Inc. (a)	8,609	32,614
Il Dong Pharmaceutical Co., Ltd. (a)	10,831	211,972
Iljin Diamond Co., Ltd.	3,718	40,800
Ilyang Pharmaceutical Co., Ltd.	9,718	121,925
InBody Co., Ltd.	10,118	136,137
Innocean Worldwide, Inc.	6,777	196,579
InnoWireless, Inc.	6,433	105,665
Innox Advanced Materials Co., Ltd.	7,202	133,902
Inscobee, Inc. (a)	66,222	67,115
Insun ENT Co., Ltd. (a)	45,349	293,198
Intellian Technologies, Inc.	3,567	136,627
Interojo Co., Ltd.	5,196	87,163
iNtRON Biotechnology, Inc. (a)	17,768	127,917
IS Dongseo Co., Ltd.	7,235	154,743
ISC Co., Ltd.	1	23
Jahwa Electronics Co., Ltd. (a)	27,823	383,108
JB Financial Group Co., Ltd.	120,045	583,989
Jeil Pharmaceutical Co., Ltd.	5,821	70,387
Jeisys Medical, Inc. (a)	55,690	253,791
Jeju Air Co., Ltd. (a)	8,936	79,947
Jenax, Inc. (a)(c)	1,564	—
JETEMA Co., Ltd. (a)	8,547	80,350
Jin Air Co., Ltd. (a)	26,235	297,062
JoyCity Corp. (a)	35,319	87,884
JW Pharmaceutical Corp.	8,109	99,754
JW Shinyak Corp. (a)	15,589	35,303
JYP Entertainment Corp.	23,930	983,493
Kangstem Biotech Co., Ltd. (a)	23,874	45,973
KC Co., Ltd.	7,244	71,645
KEPCO Plant Service & Engineering Co., Ltd. (b)	17,812	432,010
KG DONGBUSTEEL (b)	16,389	94,849
KG Eco Technology Service Co., Ltd.	14,936	98,341
Kginicis Co., Ltd.	18,903	155,906
KGMobilians Co., Ltd.	13,851	53,441
KH FEELUX Co., Ltd. (a)	42,181	29,483
KH Vatec Co., Ltd.	9,438	84,769
KINX, Inc.	5,659	198,957
KMW Co., Ltd. (a)	17,586	322,662
Koh Young Technology, Inc.	27,846	247,183
Kolmar BNH Co., Ltd.	33,757	533,241
Kolmar Korea Co., Ltd. (b)	10,753	285,604
Kolon Industries, Inc.	10,945	323,599
KoMiCo, Ltd.	2,897	80,692
Komipharm International Co., Ltd. (a)(b)	19,021	94,394
KONA I Co., Ltd. (a)(b)	7,594	82,538

See accompanying notes to financial statements.
217

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Korea Electric Terminal Co., Ltd.	3,349	$ 145,833
Korea Electronic Power Industrial Development Co., Ltd.	17,282	99,051
Korea Line Corp. (a)	108,544	147,563
Korea Petrochemical Ind Co., Ltd.	3,060	221,367
Korea Pharma Co., Ltd.	3,269	59,636
Korea Real Estate Investment & Trust Co., Ltd.	67,689	64,817
Korea United Pharm, Inc.	8,673	142,155
Korean Reinsurance Co.	106,564	584,698
KT Skylife Co., Ltd.	7,071	39,736
Kukdo Chemical Co., Ltd.	3,018	91,023
Kuk-il Paper Manufacturing Co., Ltd. (a)(b)	37,236	52,834
Kumho Tire Co., Inc. (a)	62,022	144,575
KUMHOE&C Co., Ltd.	17,447	90,973
Kwang Dong Pharmaceutical Co., Ltd.	22,166	91,719
L&C Bio Co., Ltd. (b)	5,378	90,028
LabGenomics Co., Ltd.	13,757	60,963
LB Semicon, Inc. (b)	13,512	67,055
LegoChem Biosciences, Inc. (a)	13,049	326,977
LEMON Co., Ltd. (a)	11,280	30,354
LF Corp.	3,153	32,176
Lock&Lock Co., Ltd. (a)	4,740	22,396
Lotte Chilsung Beverage Co., Ltd.	3,281	365,779
Lotte Confectionery Co., Ltd.	2,275	220,233
LOTTE Fine Chemical Co., Ltd.	16,715	657,758
LOTTE Himart Co., Ltd.	5,146	46,579
Lotte Tour Development Co., Ltd. (a)(b)	9,167	69,520
LS Corp.	9,188	364,129
LS Electric Co., Ltd.	13,386	436,937
Lx International Corp.	27,947	759,865
LX Semicon Co., Ltd. (b)	5,822	309,270
M2N Co., Ltd. (a)	17,770	110,170
Macrogen, Inc.	9,479	123,896
Maeil Dairies Co., Ltd.	1,120	40,316
MagnaChip Semiconductor Corp. (a)	27,980	286,515
Mcnex Co., Ltd.	5,707	107,901
ME2ON Co., Ltd. (a)	46,717	144,164
Medipost Co., Ltd. (a)	10,209	103,824
MedPacto, Inc. (a)	7,059	117,181
Medytox, Inc.	3,226	245,327
Meerecompany, Inc.	473	6,844
MegaStudyEdu Co., Ltd.	5,661	283,703
Mezzion Pharma Co., Ltd. (a)(b)	11,651	111,974
MiCo, Ltd.	11,237	47,675
Miwon Commercial Co., Ltd.	1,127	131,550
Modetour Network, Inc. (a)	9,367	114,902
Security Description	Shares	Value
Myoung Shin Industrial Co., Ltd. (a)(b)	8,286	$ 100,484
Namhae Chemical Corp.	23,994	137,856
Namsun Aluminum Co., Ltd. (a)	44,002	52,746
Naturecell Co., Ltd. (a)(b)	38,763	323,770
Neowiz (a)	12,910	332,969
NEPES Corp. (a)	11,608	131,439
NewGLAB Pharma Co., Ltd. (a)	15,833	104,137
NEXTIN, Inc.	4,144	127,011
NHN Corp. (a)	19,231	288,996
NHN KCP Corp. (a)(b)	16,273	126,253
NICE Holdings Co., Ltd.	6,601	56,981
NICE Information Service Co., Ltd. (b)	32,284	302,373
NKMax Co., Ltd. (a)	16,481	146,298
NongShim Co., Ltd. (b)	3,175	661,320
NOVAREX Co., Ltd.	13,656	109,767
Okins Electronics Co., Ltd. (a)	9,490	118,069
OliX Pharmaceuticals, Inc. (a)	5,861	75,992
OptoElectronics Solutions Co., Ltd.	2,608	30,169
OPTRON-TEC, Inc. (a)	67,336	190,849
Orion Holdings Corp.	14,958	154,734
Oscotec, Inc. (a)	12,318	159,281
Ottogi Corp.	1,182	380,864
Paradise Co., Ltd. (a)	29,870	321,520
Park Systems Corp.	2,292	155,716
Partron Co., Ltd.	9,174	48,669
Peptron, Inc. (a)	21,901	127,668
PharmaResearch Co., Ltd.	3,426	135,536
Pharmicell Co., Ltd. (a)	45,291	326,062
PI Advanced Materials Co., Ltd. (b)	10,557	220,260
POLUS BioPharm, Inc. (a)(c)	21,662	—
Poongsan Corp. (b)	19,208	326,242
Posco ICT Co., Ltd.	10,167	42,922
Power Logics Co., Ltd. (a)	18,719	66,335
Prestige Biologics Co., Ltd. (a)	15,798	39,752
Prestige Biopharm, Ltd. (a)	7,552	41,700
PSK Holdings, Inc.	2	9
PSK, Inc.	24,892	251,408
Qurient Co., Ltd. (a)(c)	4,039	64,155
RAPHAS Co., Ltd. (a)	4,665	64,072
Reyon Pharmaceutical Co., Ltd.	4,295	57,489
RFHIC Corp.	5,633	79,729
RFTech Co., Ltd. (a)	13,426	40,164
Rsupport Co., Ltd.	22,612	62,903
S&S Tech Corp.	5,247	77,750
Sam Chun Dang Pharm Co., Ltd. (a)	7,096	155,986
SAM KANG M&T Co., Ltd. (a)(b)	11,384	169,085
Sambu Engineering & Construction Co., Ltd. (a)	86,161	89,130
Samick THK Co., Ltd.	22,014	179,257

See accompanying notes to financial statements.
218

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Samjin Pharmaceutical Co., Ltd.	12,069	$ 221,860
Samsung Pharmaceutical Co., Ltd. (a)	35,361	70,687
Samwha Capacitor Co., Ltd.	4,399	93,010
Samyang Holdings Corp.	4,740	206,735
Sang-A Frontec Co., Ltd.	4,476	78,213
Sangsangin Co., Ltd.	28,598	147,318
SaraminHR Co., Ltd.	5,685	119,009
Seah Besteel Holdings Corp.	8,527	96,850
Sebang Global Battery Co., Ltd.	2,728	76,080
Seegene, Inc.	10,770	201,745
Seobu T&D	17,146	82,093
Seohan Co., Ltd.	183,229	132,552
Seojin System Co., Ltd.	8,894	96,978
Seoul Semiconductor Co., Ltd.	28,179	199,914
Seoul Viosys Co., Ltd. (b)	7,951	29,899
SFA Engineering Corp.	23,227	616,919
SFA Semicon Co., Ltd. (a)	37,059	107,755
SGC Energy Co., Ltd.	5,430	116,707
Shin Poong Pharmaceutical Co., Ltd. (a)	11,438	159,094
Shinsegae Information & Communication Co., Ltd.	30,478	258,830
Shinsegae International, Inc.	7,293	137,888
Shinsung E&G Co., Ltd. (a)	243,097	321,139
SillaJen, Inc. (a)(b)(c)	29,675	125,487
SIMMTECH Co., Ltd. (b)	9,283	191,409
Sindoh Co., Ltd.	1,794	39,750
SK Chemicals Co., Ltd.	3,136	199,466
SK D&D Co., Ltd.	5,276	82,420
SK Discovery Co., Ltd.	4,653	96,917
SK Networks Co., Ltd. (b)	82,443	228,192
SK Rent A Car Co., Ltd. (a)	3,637	17,413
SK Securities Co., Ltd.	364,097	162,109
SL Corp.	4,964	112,069
SM Entertainment Co., Ltd.	10,939	541,330
S-MAC Co., Ltd. (a)(b)	43,855	69,888
Solid, Inc. (a)	19,708	56,340
SOLUM Co., Ltd. (a)	17,422	230,150
Solus Advanced Materials Co, Ltd.	10,362	216,554
Songwon Industrial Co., Ltd.	18,065	201,396
Soulbrain Holdings Co., Ltd.	4,973	75,427
SPC Samlip Co., Ltd.	2,037	122,018
Ssangyong Motor Co. (a)(c)	28,147	27,248
ST Pharm Co., Ltd. (b)	9,414	542,850
STCUBE (a)	20,571	346,516
STIC Investments, Inc.	16,806	64,137
Sugentech, Inc. (a)	14,631	89,175
Suheung Co., Ltd.	1,848	41,269
Sungshin Cement Co., Ltd.	17,599	95,825
Synopex, Inc. (a)	36,985	62,172
T&R Biofab Co., Ltd. (a)	12,907	118,181
Taekwang Industrial Co., Ltd.	457	224,555
Security Description	Shares	Value
Taeyoung Engineering & Construction Co., Ltd.	27,419	$ 90,170
Taihan Electric Wire Co., Ltd. (a)(b)	650,374	659,147
Taihan Fiberoptics Co., Ltd. (a)	27,872	51,139
TechWing, Inc.	43,462	166,776
Tego Science, Inc. (a)	695	7,530
Telcon RF Pharmaceutical, Inc. (a)	46,970	35,292
Theragen Etex Co., Ltd. (a)	22,073	60,941
TKG Huchems Co., Ltd. (b)	24,787	327,444
Tokai Carbon Korea Co., Ltd.	1,908	117,758
Toptec Co., Ltd. (a)	11,338	47,707
Tovis Co., Ltd.	9,226	51,395
TSE Co., Ltd. (b)	3,236	91,378
TY Holdings Co., Ltd. (a)	26,106	219,876
UBCare Co., Ltd.	30,276	95,968
Ubiquoss Holdings, Inc.	3,851	34,992
Unid Co., Ltd.	2,941	171,646
Union Semiconductor Equipment & Materials Co., Ltd.	59,909	266,737
Unison Co., Ltd. (a)	75,933	103,229
UTI, Inc.	5,424	83,026
Value Added Technology Co., Ltd.	4,545	94,668
Vaxcell-Bio Therapeutics Co., Ltd. (a)(b)	7,428	209,232
VICTEK Co., Ltd.	19,352	69,525
Vidente Co., Ltd. (a)	16,467	66,987
Webcash Corp.	9,269	94,912
Webzen, Inc. (a)	13,463	139,740
Wellbiotec Co., Ltd. (a)	33,795	33,188
Wemade Co., Ltd.	10,829	346,661
Wemade Play Co., Ltd. (a)	1,301	16,550
Whanin Pharmaceutical Co., Ltd.	11,000	128,783
Wins Co., Ltd.	8,299	70,768
WiSoL Co., Ltd.	7,613	36,184
Wonik Holdings Co., Ltd. (a)(b)	120,312	254,802
WONIK IPS Co., Ltd. (b)	19,715	306,604
Woojeon Co., Ltd. (a)(c)	76	—
Woongjin Thinkbig Co., Ltd.	9,533	14,492
Woori Technology Investment Co., Ltd. (a)(b)	85,117	275,454
Woori Technology, Inc. (a)	113,126	113,071
Wysiwyg Studios Co., Ltd. (a)(b)	15,240	194,934
YG Entertainment, Inc. (b)	4,734	160,315
Young Poong Corp.	669	298,331
Youngone Corp.	12,243	381,658
Yuanta Securities Korea Co., Ltd.	88,806	152,386
Yungjin Pharmaceutical Co., Ltd. (a)	63,052	115,906
Zinus, Inc. (b)	4,209	102,379
		66,769,247

See accompanying notes to financial statements.
219

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
SPAIN — 1.2%
Abengoa SA Class B (a)(c)	12,105,124	$ —
Aedas Homes SA (d)	14,986	213,756
Amper SA (a)	874,951	127,029
Applus Services SA	89,946	505,343
Atresmedia Corp. de Medios de Comunicacion SA (b)	60,453	156,111
Audax Renovables SA (a)(b)	94,009	76,900
Befesa SA (d)	11,169	341,381
Construcciones y Auxiliar de Ferrocarriles SA	13,539	307,049
ContourGlobal PLC (d)	119,932	337,378
Distribuidora Internacional de Alimentacion SA (a)	8,942,238	104,247
Ence Energia y Celulosa SA	64,015	192,527
Ercros SA (b)	74,489	198,487
Faes Farma SA	227,717	827,637
Global Dominion Access SA (d)	50,073	164,576
Grupo Ezentis SA (a)(b)	345,358	25,206
Indra Sistemas SA	62,998	484,779
Lar Espana Real Estate Socimi SA REIT	29,457	124,809
Let's GOWEX SA (a)(b)(c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	140,125	132,057
Mediaset Espana Comunicacion SA (a)	84,750	195,608
Melia Hotels International SA (a)	19,739	92,123
Miquel y Costas & Miquel SA	16,499	188,787
Neinor Homes SA (a)(d)	28,427	259,826
Obrascon Huarte Lain SA (a)(b)	129,510	67,370
Oryzon Genomics SA (a)(b)	28,788	59,083
Pharma Mar SA	7,322	389,924
Prosegur Cash SA (a)(b)(d)	244,312	151,981
Prosegur Cia de Seguridad SA (a)	67,776	103,114
Sacyr SA (b)	273,728	600,137
Talgo SA (b)(d)	44,902	109,531
Tecnicas Reunidas SA (a)(b)	47,894	281,516
Tubacex SA (a)(b)	96,049	184,425
		7,002,697
SWEDEN — 3.6%
AcadeMedia AB (d)	60,506	263,342
AddNode Group AB Class B	25,686	179,264
AFRY AB	35,809	452,715
Alimak Group AB (d)	23,549	125,835
Alleima AB (a)	65,513	205,438
Ambea AB (d)	31,066	109,175
Arjo AB Class B	68,839	253,955
Attendo AB (a)(b)(d)	57,108	102,406
Beijer Alma AB	12,532	164,647
Betsson AB Class B (a)	59,922	351,244
BHG Group AB (a)(b)	51,081	66,098
Security Description	Shares	Value
BICO Group AB (a)(b)	44,380	$ 118,533
BioArctic AB (a)(d)	13,042	319,190
BioGaia AB Class B	36,959	256,440
Biotage AB	41,359	621,643
Bonava AB Class B	70,508	166,589
BoneSupport Holding AB (a)(d)	26,163	172,927
Boozt AB (a)(b)(d)	23,403	121,892
Bravida Holding AB (d)	46,323	382,773
Bufab AB	26,299	476,332
Bure Equity AB	22,583	373,416
Byggmax Group AB	36,763	123,565
Calliditas Therapeutics AB Class B (a)(b)	17,152	130,910
Camurus AB (a)	17,972	418,469
Cantargia AB (a)(b)	172,545	61,881
Cary Group AB (a)	302	1,908
Cell Impact AB (a)	64,390	72,121
Cellavision AB	21,289	488,223
Cibus Nordic Real Estate AB	18,648	243,655
Cint Group AB (a)	74,811	413,576
Clas Ohlson AB Class B	31,513	189,263
Cloetta AB Class B	128,692	204,214
Coor Service Management Holding AB (d)	51,084	347,772
Creades AB Class A (b)	23,211	144,212
Dios Fastigheter AB	44,943	285,311
Duni AB (a)(b)	19,713	112,798
Dustin Group AB (d)	50,364	199,595
Electrolux Professional AB Class B	65,231	267,449
Eolus Vind AB Class B (b)	12,748	134,861
Fagerhult AB	30,770	103,699
Fasadgruppen Group AB	16,985	131,778
Ferronordic AB	6,180	16,150
Fingerprint Cards AB Class B (a)(b)	185,043	93,943
G5 Entertainment AB (b)	4,066	69,650
GARO AB	20,632	182,476
Genovis AB (a)	43,797	132,407
Granges AB	59,505	384,457
Hansa Biopharma AB (a)	35,763	192,229
Hemnet Group AB	18,508	235,988
Hoist Finance AB (a)(b)(d)	85,849	215,831
Humana AB (a)(b)	15,328	66,989
Instalco AB (b)	102,107	412,614
Intervacc AB (a)	34,973	105,636
INVISIO AB (b)	11,682	142,742
Inwido AB	36,189	286,968
K-fast Holding AB (a)(b)	29,153	55,482
KNOW IT AB	26,532	534,107
Lindab International AB	19,522	219,364
Maha Energy AB (a)(b)	111,855	117,928
MEKO AB	17,259	142,769
MIPS AB (b)	10,578	317,983
Modern Times Group MTG AB Class B (a)	58,208	387,669

See accompanying notes to financial statements.
220

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Munters Group AB (d)	61,237	$ 431,239
Mycronic AB	12,087	147,037
NCAB GROUP AB (b)	32,756	135,260
NCC AB Class B	46,859	339,065
New Wave Group AB Class B	65,871	871,949
Nobia AB	61,740	116,164
Nolato AB Class B	71,191	326,205
Nordic Waterproofing Holding AB	9,551	128,924
Note AB (a)	20,127	289,822
NP3 Fastigheter AB	8,111	120,596
Nyfosa AB	55,435	323,444
Oncopeptides AB (a)(d)	61,640	65,653
OW Bunker A/S (b)(c)	9,828	—
Paradox Interactive AB	21,566	345,231
Platzer Fastigheter Holding AB Class B	19,712	119,009
PowerCell Sweden AB (a)(b)	27,450	342,089
Pricer AB Class B	63,516	100,733
Ratos AB Class B	36,118	123,968
Re:NewCell AB (a)(b)	8,991	58,333
Resurs Holding AB (d)	106,569	196,861
SAS AB (a)	7,028	347
Scandi Standard AB (a)	33,893	141,894
Sdiptech AB Class B (a)	11,018	191,518
Sedana Medical AB (a)(b)	55,693	122,753
SkiStar AB	25,225	251,852
Smart Eye AB (a)(b)	12,600	79,477
SolTech Energy Sweden AB (a)(b)	67,426	71,694
Stillfront Group AB (a)	186,740	404,526
Storytel AB (a)(b)	29,197	87,163
Surgical Science Sweden AB (a)	11,231	152,310
Svolder AB Class B	32,039	142,447
SwedenCare AB	48,812	197,887
Tethys Oil AB	38,185	215,742
Tobii AB (a)	46,269	82,511
Tobii Dynavox AB (a)(b)	46,269	81,293
Troax Group AB	17,287	245,500
Vestum AB (a)(b)	97,636	110,697
Vimian Group AB (a)	73,123	173,690
Vitec Software Group AB Class B	15,558	462,079
VNV Global AB (a)	64,673	132,056
Xvivo Perfusion AB (a)	13,655	164,881
		21,766,395
SWITZERLAND — 2.2%
AC Immune SA (a)(b)	57,375	181,305
Aluflexpack AG (a)	7,907	143,318
Arbonia AG	23,638	271,864
Aryzta AG (a)	540,683	547,962
Ascom Holding AG (b)	46,290	280,303
Autoneum Holding AG (b)	1,646	138,470
Basilea Pharmaceutica AG (a)(b)	4,131	167,464
Security Description	Shares	Value
Bell Food Group AG	941	$ 206,987
Bobst Group SA	3,269	261,055
Bossard Holding AG Class A	1,319	226,210
Burckhardt Compression Holding AG	1,605	604,984
Burkhalter Holding AG	1,353	102,549
Bystronic AG	291	157,289
Coltene Holding AG (a)	2,659	208,019
Comet Holding AG	2,086	306,886
Feintool International Holding AG (b)	2,548	47,375
Gurit Holding AG Class BR (b)	2,718	200,208
Huber + Suhner AG	7,280	581,364
Implenia AG (a)	9,565	308,062
Inficon Holding AG	267	180,939
Intershop Holding AG	287	181,079
Kardex Holding AG	4,472	600,659
Komax Holding AG	2,552	597,649
Leonteq AG	4,226	199,439
Medartis Holding AG (a)(d)	1,738	120,075
Medmix AG (d)	7,131	125,123
Metall Zug AG Class B	104	190,196
Meyer Burger Technology AG (a)(b)	1,078,713	433,568
Mobilezone Holding AG	21,250	321,692
Molecular Partners AG (a)(b)	16,150	107,475
Orior AG	6,680	464,902
Relief Therapeutics Holding, Inc. (a)(b)	1,340,662	36,777
Rieter Holding AG (b)	1,690	144,575
Schweiter Technologies AG Bearer Shares	253	188,674
Sensirion Holding AG (a)(d)	4,692	386,610
SKAN Group AG (b)	2,575	151,217
u-blox Holding AG (a)	4,299	526,756
Valiant Holding AG	7,679	733,377
Valora Holding AG (a)	5,091	1,344,841
Vetropack Holding AG	6,973	207,932
V-ZUG Holding AG (a)	1,426	107,647
Ypsomed Holding AG	2,311	347,971
Zehnder Group AG	2,997	153,466
Zur Rose Group AG (a)(b)	6,175	185,328
		12,979,641
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
Helios Towers PLC (a)(b)	116,726	147,110
TURKEY — 0.1%
Eldorado Gold Corp. (a)(b)	82,512	501,419
UNITED ARAB EMIRATES — 0.1%
Borr Drilling, Ltd. (a)(b)	119,984	405,626
UNITED KINGDOM — 6.4%
4imprint Group PLC	13,331	505,223
888 Holdings PLC (a)	150,776	157,539
A.G. Barr PLC	53,436	271,708
ABRDN Property Income Trust, Ltd. REIT	196,236	140,635

See accompanying notes to financial statements.
221

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
AJ Bell PLC	107,168	$ 322,048
Alphawave IP Group PLC Class WI (a)(b)	90,620	139,397
Amryt Pharma PLC ADR (a)	19,370	134,040
Anglo Pacific Group PLC	143,543	243,240
AO World PLC (a)(b)	175,732	84,628
Argo Blockchain PLC (a)(b)	255,091	94,255
Ascential PLC (a)	125,585	288,232
ASOS PLC (a)(b)	30,450	193,411
Aston Martin Lagonda Global Holdings PLC (a)(b)(d)	189,187	252,371
Auction Technology Group PLC (a)	49,962	397,101
Autolus Therapeutics PLC ADR (a)(b)	53,317	114,098
Avon Protection PLC (b)	19,156	240,354
Baltic Classifieds Group PLC	104,281	159,713
Bicycle Therapeutics PLC ADR (a)(b)	8,822	205,200
Biffa PLC (d)	155,939	717,187
Bodycote PLC	55,498	288,203
Bytes Technology Group PLC	122,244	572,863
Capita PLC (a)	888,495	248,353
Capital & Counties Properties PLC REIT	209,878	249,047
Capricorn Energy PLC (a)(b)	318,725	871,692
Card Factory PLC (a)	231,472	113,951
Chemring Group PLC	116,970	370,829
Civitas Social Housing PLC REIT (b)	299,706	218,803
Clarkson PLC	14,050	412,489
CLS Holdings PLC REIT	70,802	110,177
CMC Markets PLC (b)(d)	43,150	106,211
Coats Group PLC	664,270	377,436
Compass Pathways PLC ADR (a)(b)	16,406	176,036
Concentric AB	11,021	176,972
Countryside Partnerships PLC (a)(d)	196,993	438,927
Crest Nicholson Holdings PLC	57,581	117,757
Currys PLC	243,244	153,824
Custodian REIT PLC	89,475	98,383
De La Rue PLC (a)(b)	85,071	81,955
DEV Clever Holdings PLC (a)(c)	397,539	99,849
Devro PLC	178,471	330,717
Dignity PLC (a)(b)	25,693	107,554
DiscoverIE Group PLC (b)	35,866	259,441
Domino's Pizza Group PLC	78,131	194,146
Elementis PLC (a)	303,784	306,050
Empiric Student Property PLC REIT	419,944	402,216
EnQuest PLC (a)	821,107	243,358
Essentra PLC	169,814	346,143
Euromoney Institutional Investor PLC	35,040	564,040
Exscientia PLC ADR (a)(b)	28,652	235,233
Security Description	Shares	Value
FDM Group Holdings PLC	45,500	$ 318,464
Firstgroup PLC	292,723	343,758
Forterra PLC (d)	225,987	590,310
Foxtons Group PLC	282,569	95,418
Genius Sports, Ltd. (a)(b)	44,896	164,768
Genuit Group PLC	98,055	319,072
Global Ship Lease, Inc. Class A (b)	8,532	134,635
Go-Ahead Group PLC (a)	20,064	346,264
Great Portland Estates PLC REIT	83,398	409,627
Gym Group PLC (a)(d)	183,921	225,842
Halfords Group PLC	99,197	145,947
Hammerson PLC REIT (b)	1,482,630	296,256
Helical PLC	47,425	188,468
Hill & Smith Holdings PLC	40,988	416,827
Hilton Food Group PLC	20,568	122,836
Hollywood Bowl Group PLC	51,148	106,999
Hunting PLC	44,773	116,703
Hyve Group PLC (a)	88,605	50,221
Ibstock PLC (d)	238,895	437,886
IntegraFin Holdings PLC	150,616	369,555
Intu Properties PLC REIT (a)(b)(c)	364,071	—
IP Group PLC	543,075	360,103
J D Wetherspoon PLC (a)	89,273	403,206
James Fisher & Sons PLC (a)	27,985	88,096
John Wood Group PLC (a)	234,433	333,272
Johnston Press PLC (c)	358	—
Jupiter Fund Management PLC	294,790	302,254
Just Group PLC	540,717	337,715
Keller Group PLC	61,838	434,887
Kier Group PLC (a)	207,684	157,418
Lancashire Holdings, Ltd.	77,113	427,824
Lb-shell PLC (c)	571	—
Luceco PLC (d)	48,095	44,561
Marshalls PLC	115,740	378,041
Marston's PLC (a)	625,720	248,942
Micro Focus International PLC	142,664	828,767
Mitie Group PLC	683,431	477,584
Molten Ventures PLC (a)(b)	68,772	233,074
Moneysupermarket.com Group PLC	250,569	519,701
Moonpig Group PLC (a)	82,112	146,200
Morgan Advanced Materials PLC	197,959	501,628
Morgan Sindall Group PLC	25,699	424,005
National Express Group PLC (a)	217,504	409,603
NCC Group PLC	123,055	300,145
ODFJELL Technology, Ltd. (a)	98	202
On the Beach Group PLC (a)(d)	86,203	96,998
Oxford Biomedica PLC (a)	38,709	149,726
Oxford Instruments PLC	24,174	481,420
Pagegroup PLC	122,122	505,219
PayPoint PLC	37,219	249,285

See accompanying notes to financial statements.
222

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
Petrofac, Ltd. (a)(b)	109,664	$ 123,642
Picton Property Income, Ltd. REIT	200,764	191,392
Playtech PLC (a)	189,273	933,036
Premier Foods PLC	274,741	292,279
Provident Financial PLC	198,402	369,201
PZ Cussons PLC	222,738	485,350
Quilter PLC (d)	486,868	498,489
Rathbones Group PLC	28,598	523,552
Reach PLC	150,702	116,498
Redde Northgate PLC	37,993	122,782
Regional REIT, Ltd. (d)	202,832	144,683
Renewi PLC (a)	33,316	210,127
Restaurant Group PLC (a)	323,618	106,570
S4 Capital PLC (a)	192,605	312,832
Sabre Insurance Group PLC (d)	133,939	145,031
Savills PLC	47,994	426,195
Schroder Real Estate Investment Trust, Ltd.	645,722	334,100
Senior PLC	464,117	606,169
SIG PLC (a)	378,083	126,616
Spire Healthcare Group PLC (a)(d)	114,583	275,644
SThree PLC	50,446	193,716
Supermarket Income REIT PLC (b)	576,883	689,052
Synthomer PLC	177,596	211,137
Ted Baker PLC (a)(b)	98,463	120,686
THG PLC (a)(b)	359,805	151,502
TORM PLC Class A	39,882	818,144
TP ICAP Group PLC	286,332	626,479
Treatt PLC	22,869	150,619
Triple Point Social Housing REIT PLC (d)	204,095	166,317
TT Electronics PLC	58,498	91,944
Tyman PLC	132,503	291,093
UK Commercial Property REIT, Ltd.	524,055	352,756
Vesuvius PLC	58,188	200,972
Victrex PLC	21,649	403,585
Volution Group PLC	84,445	276,670
Wincanton PLC	53,770	175,569
Workspace Group PLC REIT	57,549	256,068
		38,493,264
UNITED STATES — 1.4%
Access Bio, Inc. (a)	22,188	175,246
Adaptimmune Therapeutics PLC ADR (a)	77,593	83,413
Ameridge Corp. (a)	1,798	3,720
Argonaut Gold, Inc. (a)	468,692	143,263
Avadel Pharmaceuticals PLC ADR (a)(b)	22,326	111,853
Carnival PLC (a)	61,610	400,134
Civeo Corp. (a)	9,265	232,829
DHT Holdings, Inc.	70,295	531,430
Security Description	Shares	Value
Diversified Energy Co. PLC	343,133	$ 496,802
Dole PLC (b)	16,000	116,800
Energy Fuels, Inc. (a)(b)	99,010	607,441
Ferroglobe PLC (a)(c)	19,857	—
Ferroglobe PLC (a)	33,456	176,648
Fiverr International, Ltd. (a)	12,208	373,443
Hecla Mining Co. (b)	7,784	30,669
IMAX Corp. (a)	39,155	552,869
Maxeon Solar Technologies, Ltd. (a)(b)	25,072	595,961
MDA, Ltd. (a)(b)	25,020	132,015
MeiraGTx Holdings PLC (a)	20,796	174,894
Nitro Software, Ltd. (a)(b)	116,508	120,603
Nordic American Tankers, Ltd.	110,136	294,063
Ormat Technologies, Inc.	1	68
Paysafe, Ltd. (a)(b)	162,028	223,599
PolyPeptide Group AG (a)(d)	6,782	199,825
PureTech Health PLC (a)	113,897	314,044
REC Silicon ASA (a)(b)	343,432	576,733
Rhi Magnesita NV	10,222	192,729
Riskified, Ltd. Class A (a)(b)	30,670	120,840
Sinch AB (a)(b)(d)	298,931	405,560
Stratasys, Ltd. (a)	34,720	500,315
UroGen Pharma, Ltd. (a)	17,019	141,598
Viemed Healthcare, Inc. (a)(b)	28,276	171,008
		8,200,415
TOTAL COMMON STOCKS (Cost $858,485,666)		591,606,006

RIGHTS — 0.0% (e)
SOUTH KOREA — 0.0% (e)
Alchera, Inc. (expiring 11/01/22) (a)	2,095	468
Jeju Air Co., Ltd. (expiring 11/04/22) (a)	3,883	4,207
Osteogenic Core Technologies, Inc. (expiring 11/08/22) (a)	2,481	6,503
WARRANTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
PointsBet Holdings Ltd. (expiring 07/08/24) (a)	4,680	—
FRANCE — 0.0% (e)
CGG SA (expiring 02/21/23) (a)	1,729	9
Vantiva SA (expiring 09/22/24) (a)(b)	4,594	540
		549
ITALY — 0.0% (e)
Webuild SpA (expiring 08/02/30) (a)(b)(c)	19,800	—
MACAU — 0.0% (e)
MECOM Power & Construction, Ltd. (expiring 05/24/23) (a)(b)	43,200	737

See accompanying notes to financial statements.
223

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Security Description	Shares	Value
SINGAPORE — 0.0% (e)
Ezion Holdings, Ltd. (expiring 04/16/23) (a)(b)(c)	389,064	$ —
TOTAL WARRANTS (Cost $0)		1,286
SHORT-TERM INVESTMENTS — 9.8%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (g)(h)	1,021,298	1,021,502
State Street Navigator Securities Lending Portfolio II (i)(j)	57,887,537	57,887,537
TOTAL SHORT-TERM INVESTMENTS (Cost $58,908,940)		58,909,039
TOTAL INVESTMENTS — 108.3% (Cost $917,394,606)		650,527,509
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(50,105,033)
NET ASSETS — 100.0%		$ 600,422,476
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at September 30, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2022, total aggregate fair value of the securities is $973,822, representing 0.10% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$587,649,145	$2,983,039	$973,822	$591,606,006
Rights	—	11,178	—	11,178
Warrants	1,286	—	—	1,286
Short-Term Investments	58,909,039	—	—	58,909,039
TOTAL INVESTMENTS	$646,559,470	$2,994,217	$973,822	$650,527,509
See accompanying notes to financial statements.
224

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Sector Breakdown as of September 30, 2022

% of Net Assets
Industrials	19.9%
Information Technology	13.3
Consumer Discretionary	12.3
Materials	11.4
Health Care	9.0
Financials	8.8
Real Estate	8.1
Consumer Staples	5.7
Communication Services	4.4
Energy	4.4
Utilities	1.2
Short-Term Investments	9.8
Liabilities in Excess of Other Assets	(8.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,251,072	$ 3,251,722	$ 48,334,710	$ 50,564,377	$(652)	$99	1,021,298	$ 1,021,502	$ 7,537
State Street Navigator Securities Lending Portfolio II	48,189,983	48,189,983	146,858,432	137,160,878	—	—	57,887,537	57,887,537	1,262,370
Total		$51,441,705	$195,193,142	$187,725,255	$(652)	$99		$58,909,039	$1,269,907
See accompanying notes to financial statements.
225

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
September 30, 2022

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BRAZIL — 3.0%
Wheaton Precious Metals Corp.	480,452	$ 15,640,347
CANADA — 30.5%
Agnico Eagle Mines, Ltd.	494,024	20,982,672
ARC Resources, Ltd.	144,245	1,741,585
Barrick Gold Corp.	1,653,382	25,762,460
Cameco Corp.	126,069	3,363,553
Canadian Natural Resources, Ltd.	285,899	13,378,920
Cenovus Energy, Inc.	329,499	5,088,584
Franco-Nevada Corp.	204,426	24,548,081
Imperial Oil, Ltd. (a)	35,082	1,527,058
Ivanhoe Mines, Ltd. Class A (a)(b)	602,670	3,899,230
Nutrien, Ltd.	303,939	25,482,168
Suncor Energy, Inc.	313,037	8,862,224
Teck Resources, Ltd. Class B	557,847	17,055,531
Tourmaline Oil Corp. (a)	69,470	3,629,600
West Fraser Timber Co., Ltd. (a)	50,231	3,653,130
		158,974,796
UNITED STATES — 64.1%
Archer-Daniels-Midland Co.	307,356	24,726,790
CF Industries Holdings, Inc.	136,435	13,131,869
Chevron Corp.	267,382	38,414,772
ConocoPhillips	219,598	22,473,659
Continental Resources, Inc.	4,450	297,305
Corteva, Inc.	411,850	23,537,227
Coterra Energy, Inc.	181,020	4,728,242
Devon Energy Corp.	161,745	9,725,727
Diamondback Energy, Inc.	52,400	6,312,104
EOG Resources, Inc.	142,674	15,940,966
EQT Corp.	79,390	3,235,142
Exxon Mobil Corp.	562,893	49,146,188
Freeport-McMoRan, Inc.	1,437,348	39,282,721
Hess Corp.	51,582	5,621,922
Marathon Oil Corp.	221,160	4,993,793
Security Description	Shares	Value
Mosaic Co.	239,945	$ 11,596,542
Newmont Corp.	758,561	31,882,319
Occidental Petroleum Corp.	217,146	13,343,622
Pioneer Natural Resources Co.	76,142	16,487,027
		334,877,937
ZAMBIA — 2.0%
First Quantum Minerals, Ltd.	617,122	10,532,012
TOTAL COMMON STOCKS (Cost $554,043,481)		520,025,092

SHORT-TERM INVESTMENTS — 4.8%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01% (c)(d)	909,485	909,667
State Street Navigator Securities Lending Portfolio II (e)(f)	24,265,645	24,265,645
TOTAL SHORT-TERM INVESTMENTS (Cost $25,175,225)		25,175,312
TOTAL INVESTMENTS — 104.4% (Cost $579,218,706)		545,200,404
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(23,094,844)
NET ASSETS — 100.0%		$ 522,105,560
(a)	All or a portion of the shares of the security are on loan at September 30, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$520,025,092	$—	$—	$520,025,092
Short-Term Investments	25,175,312	—	—	25,175,312
TOTAL INVESTMENTS	$545,200,404	$—	$—	$545,200,404
See accompanying notes to financial statements.
226

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2022

Industry Breakdown as of September 30, 2022

% of Net Assets
Oil, Gas & Consumable Fuels	43.7%
Metals & Mining	36.3
Chemicals	14.1
Food Products	4.8
Paper & Forest Products	0.7
Short-Term Investments	4.8
Liabilities in Excess of Other Assets	(4.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	753,475	$753,625	$ 26,612,237	$ 26,456,296	$14	$87	909,485	$ 909,667	$ 5,905
State Street Navigator Securities Lending Portfolio II	—	—	233,406,043	209,140,398	—	—	24,265,645	24,265,645	45,244
Total		$753,625	$260,018,280	$235,596,694	$14	$87		$25,175,312	$51,149
See accompanying notes to financial statements.
227

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2022

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio Emerging Markets ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,058,772,996	$ 458,005,726	$ 10,117,532,434	$ 5,087,414,335
Investments in affiliated issuers, at value	3,242,830	7,727,197	332,470,542	134,604,442
Total Investments	1,062,015,826	465,732,923	10,450,002,976	5,222,018,777
Foreign currency, at value	575,264	263,381	45,582,266	40,469,656
Net cash at broker	1,778,721	6	10,529,801	5,890,783
Cash	8,030	—	694	—
Receivable for investments sold	—	77	29	11,277
Receivable for fund shares sold	—	—	—	—
Dividends receivable — unaffiliated issuers	4,666,973	2,306,958	31,521,413	8,674,207
Dividends receivable — affiliated issuers	4,124	1,936	1,881	77,386
Securities lending income receivable — unaffiliated issuers	868	450	212,157	134,478
Securities lending income receivable — affiliated issuers	3,105	11,405	249,756	145,903
Receivable for foreign taxes recoverable	407,529	682,045	13,868,475	84,546
Other Receivable	—	—	6,975	—
TOTAL ASSETS	1,069,460,440	468,999,181	10,551,976,423	5,277,507,013
LIABILITIES
Due to custodian	—	—	—	196,527
Payable upon return of securities loaned	966,746	7,294,630	327,294,380	102,169,296
Payable for investments purchased	—	—	740,305	—
Payable for fund shares repurchased	—	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	966,010	—	7,466,985	4,273,713
Deferred foreign taxes payable	—	—	122,309	16,676,891
Advisory fee payable	486,658	245,294	359,440	498,817
Trustees’ fees and expenses payable	852	279	838	327
Accrued expenses and other liabilities	35,006	15,607	313,544	144,685
TOTAL LIABILITIES	2,455,272	7,555,810	336,297,801	123,960,256
NET ASSETS	$1,067,005,168	$ 461,443,371	$10,215,678,622	$ 5,153,546,757
NET ASSETS CONSIST OF:
Paid-in Capital	$1,499,862,963	$1,366,883,893	$12,350,301,502	$ 6,304,884,853
Total distributable earnings (loss)**	(432,857,795)	(905,440,522)	(2,134,622,880)	(1,151,338,096)
NET ASSETS	$1,067,005,168	$ 461,443,371	$10,215,678,622	$ 5,153,546,757
NET ASSET VALUE PER SHARE
Net asset value per share	$ 38.66	$ 24.18	$ 25.91	$ 31.20
Shares outstanding (unlimited amount authorized, $0.01 par value)	27,600,000	19,085,379	394,200,000	165,200,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,265,280,625	$ 687,558,809	$12,038,426,660	$ 5,951,024,833
Investments in affiliated issuers	3,242,792	7,727,174	332,470,542	134,604,442
Total cost of investments	$1,268,523,417	$ 695,285,983	$12,370,897,202	$ 6,085,629,275
Foreign currency, at cost	$ 591,735	$ 265,687	$ 45,939,367	$ 41,036,496
* Includes investments in securities on loan, at value	$ 3,331,834	$ 11,110,807	$ 466,640,152	$ 182,484,316
** Includes deferred foreign taxes	$ —	$ —	$ 122,309	$ 16,676,891
See accompanying notes to financial statements.
228

SPDR Portfolio Europe ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF

$ 174,683,361	$435,350,308	$ 1,114,920,489	$2,968,227,480	$ 591,618,470	$ 520,025,092
2,223,749	15,704,912	32,007,337	66,514,424	58,909,039	25,175,312
176,907,110	451,055,220	1,146,927,826	3,034,741,904	650,527,509	545,200,404
472,943	489,639	4,983,302	20,590,757	3,329,298	719,517
—	—	1,466,436	6,960,861	—	—
127	4,980	66,888	92,413	135,881	75,847
41,755	640	18,636,630	27,287,712	1,328,166	158,537,686
—	—	—	—	5,208,644	1,194,811
171,015	682,553	1,638,726	8,614,164	2,552,834	964,584
409	4,502	5,619	14,767	1,981	1,365
658	6,925	61,546	17,800	87,698	3,408
1,521	12,496	31,868	70,589	102,621	10,885
542,074	184,087	—	83,081	302,645	—
—	—	—	7,622	211	—
178,137,612	452,441,042	1,173,818,841	3,098,481,670	663,577,488	706,708,507

—	—	—	—	—	—
2,132,015	15,231,942	25,099,670	55,536,347	57,887,537	24,265,645
356	98	66,877	2,242,290	4,985,903	72,940,299
—	—	24,998,518	27,280,512	—	87,221,807
—	—	820,868	3,975,849	—	—
—	16,866	—	—	51,146	—
13,906	34,596	615,970	1,058,089	211,770	160,162
294	228	246	—	164	—
5,507	12,682	38,786	92,215	18,492	15,034
2,152,078	15,296,412	51,640,935	90,185,302	63,155,012	184,602,947
$ 175,985,534	$437,144,630	$1,122,177,906	$3,008,296,368	$ 600,422,476	$ 522,105,560

$ 340,204,582	$ 525,364,114	$2,005,792,275	$3,749,920,907	$ 911,612,380	$ 698,006,128
(164,219,048)	(88,219,484)	(883,614,369)	(741,624,539)	(311,189,904)	(175,900,568)
$ 175,985,534	$437,144,630	$1,122,177,906	$3,008,296,368	$ 600,422,476	$ 522,105,560

$ 29.09	$ 42.86	$ 71.25	$ 49.60	$ 26.11	$ 47.79
6,050,370	10,200,000	15,750,000	60,650,000	23,000,000	10,925,000

$ 259,904,653	$516,730,592	$1,699,500,706	$3,366,761,447	$ 858,485,666	$ 554,043,481
2,223,736	15,807,970	32,007,337	66,513,572	58,908,940	25,175,225
$ 262,128,389	$532,538,562	$1,731,508,043	$3,433,275,019	$ 917,394,606	$ 579,218,706
$ 465,533	$ 507,805	$ 4,984,856	$ 20,947,075	$ 3,352,765	$ 733,622
$ 2,838,468	$ 18,223,726	$ 49,883,652	$ 71,201,392	$ 100,956,885	$ 23,240,027
$ —	$ 16,866	$ —	$ —	$ 51,146	$ —
229

SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2022

	SPDR Dow Jones Global Real Estate ETF	SPDR Dow Jones International Real Estate ETF	SPDR Portfolio Developed World ex-US ETF	SPDR Portfolio Emerging Markets ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 41,570,840	$ 26,448,824	$ 403,457,188	$ 209,740,415
Dividend income — affiliated issuers	17,450	6,884	125,159	204,727
Unaffiliated securities lending income	29,489	66,418	2,564,240	1,256,358
Affiliated securities lending income	43,973	130,529	2,932,714	1,547,613
EU Reclaims	—	2,449,629	—	—
Foreign taxes withheld	(2,215,659)	(3,110,050)	(37,960,830)	(21,290,218)
TOTAL INVESTMENT INCOME (LOSS)	39,446,093	25,992,234	371,118,471	191,458,895
EXPENSES
Advisory fee	7,528,825	4,040,465	4,826,949	6,306,837
Trustees’ fees and expenses	16,787	7,922	120,579	58,080
Proxy voting expenses	35,004	15,607	313,544	144,685
Miscellaneous expenses	914	401	6,798	3,229
TOTAL EXPENSES	7,581,530	4,064,395	5,267,870	6,512,831
NET INVESTMENT INCOME (LOSS)	$ 31,864,563	$ 21,927,839	$ 365,850,601	$ 184,946,064
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(27,148,977)	(32,984,534)	(125,153,218)	(125,451,834)
Investments — affiliated issuers	45	(388)	(899)	—
In-kind redemptions — unaffiliated issuers	88,397,282	38,550,546	189,866,771	31,103,438
In-kind redemptions — affiliated issuers	—	—	—	—
Foreign currency transactions	(272,448)	(673,414)	(11,270,108)	(5,310,157)
Futures contracts	(473,718)	—	(7,664,110)	(8,012,231)
Net realized gain (loss)	60,502,184	4,892,210	45,778,436	(107,670,784)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(374,655,780)	(222,232,360)	(3,943,950,534)	(1,716,843,508)
Investments — affiliated issuers	38	23	—	—
Foreign currency translations	(101,632)	(157,966)	(1,656,308)	(543,523)
Futures contracts	(634,905)	—	(7,469,114)	(2,768,275)
Net change in unrealized appreciation/depreciation	(375,392,279)	(222,390,303)	(3,953,075,956)	(1,720,155,306)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(314,890,095)	(217,498,093)	(3,907,297,520)	(1,827,826,090)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(283,025,532)	$(195,570,254)	$(3,541,446,919)	$(1,642,880,026)
* Includes foreign capital gain taxes	$ —	$ —	$ (6,973)	$ (2,321,705)
* * Includes foreign deferred taxes	$ —	$ —	$ (122,309)	$ (16,676,891)
*
See accompanying notes to financial statements.
230

SPDR Portfolio Europe ETF	SPDR Portfolio MSCI Global Stock Market ETF	SPDR S&P China ETF	SPDR S&P Global Natural Resources ETF	SPDR S&P International Small Cap ETF	SPDR S&P North American Natural Resources ETF

$ 8,424,392	$ 12,115,610	$ 41,926,660	$ 146,473,150	$ 19,962,800	$ 19,087,190
1,490	17,974	24,608	70,104	7,537	5,905
26,859	69,729	779,798	164,756	1,137,835	17,813
43,030	161,202	309,884	709,361	1,262,370	45,244
—	—	—	—	—	—
(870,209)	(650,468)	(2,578,436)	(7,397,928)	(2,347,471)	(1,197,604)
7,625,562	11,714,047	40,462,514	140,019,443	20,023,071	17,958,548

247,977	480,160	8,821,327	12,037,913	3,015,050	1,993,352
3,295	5,716	16,023	26,822	8,033	5,427
5,506	12,710	38,784	92,215	18,490	15,033
179	315	851	1,467	436	290
256,957	498,901	8,876,985	12,158,417	3,042,009	2,014,102
$ 7,368,605	$ 11,215,146	$ 31,585,529	$ 127,861,026	$ 16,981,062	$ 15,944,446

(3,331,241)	(5,815,133)	(72,073,138)	(48,144,346)	(1,353,998)	(31,050,590)
(106)	23	428	(1,999)	(652)	14
10,724,134	48,434,657	64,064,775	274,579,273	1,101,073	119,702,772
—	34,151	—	—	—	—
(140,485)	(190,700)	(264,659)	(2,008,723)	(1,485,736)	(124,700)
—	—	(1,654,994)	4,932,663	—	—
7,252,302	42,462,998	(9,927,588)	229,356,868	(1,739,313)	88,527,496

(82,369,529)	(161,835,515)	(626,281,614)	(531,263,523)	(273,499,922)	(38,309,967)
13	(158,598)	—	852	99	87
(69,990)	(34,127)	33	(331,711)	(40,366)	(25,909)
—	—	(821,523)	(4,215,659)	—	—
(82,439,506)	(162,028,240)	(627,103,104)	(535,810,041)	(273,540,189)	(38,335,789)
(75,187,204)	(119,565,242)	(637,030,692)	(306,453,173)	(275,279,502)	50,191,707
$(67,818,599)	$(108,350,096)	$(605,445,163)	$(178,592,147)	$(258,298,440)	$ 66,136,153
$ —	$ (23,307)	$ —	$ —	$ 13,437	$ —
$ —	$ (16,866)	$ —	$ —	$ (51,146)	$ —
231

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones Global Real Estate ETF		SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/22	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,864,563	$ 41,101,434	$ 21,927,839	$ 32,765,344
Net realized gain (loss)	60,502,184	47,402,224	4,892,210	4,564,582
Net change in unrealized appreciation/depreciation	(375,392,279)	373,175,200	(222,390,303)	149,340,807
Net increase (decrease) in net assets resulting from operations	(283,025,532)	461,678,858	(195,570,254)	186,670,733
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(51,747,058)	(48,293,179)	(38,225,567)	(24,357,302)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	104,792,437	—	124,693,501	61,271,323
Cost of shares redeemed	(325,043,418)	(255,159,929)	(319,669,287)	(179,204,023)
Net income equalization	—	—	—	—
Other Capital	1,275	—	13,401	11,958
Net increase (decrease) in net assets from beneficial interest transactions	(220,249,706)	(255,159,929)	(194,962,385)	(117,920,742)
Net increase (decrease) in net assets during the period	(555,022,296)	158,225,750	(428,758,206)	44,392,689
Net assets at beginning of period	1,622,027,464	1,463,801,714	890,201,577	845,808,888
NET ASSETS AT END OF PERIOD	$1,067,005,168	$1,622,027,464	$ 461,443,371	$ 890,201,577
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,000,000	—	3,900,000	1,650,000
Shares redeemed	(6,150,000)	(5,350,000)	(9,750,000)	(5,200,000)
Net increase (decrease) from share transactions	(4,150,000)	(5,350,000)	(5,850,000)	(3,550,000)
See accompanying notes to financial statements.
232

SPDR Portfolio Developed World ex-US ETF		SPDR Portfolio Emerging Markets ETF		SPDR Portfolio Europe ETF
Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/22	Year Ended 9/30/21

$ 365,850,601	$ 289,589,938	$ 184,946,064	$ 124,731,051	$ 7,368,605	$ 5,811,370
45,778,436	32,344,314	(107,670,784)	29,638,295	7,252,302	27,841,743
(3,953,075,956)	1,898,848,467	(1,720,155,306)	730,173,742	(82,439,506)	3,423,383
(3,541,446,919)	2,220,782,719	(1,642,880,026)	884,543,088	(67,818,599)	37,076,496
—	—	—	—	(5,912)	1,402,461
(431,836,669)	(247,868,474)	(198,515,427)	(112,802,286)	(7,877,357)	(6,742,221)

2,976,215,415	1,824,347,434	1,404,455,109	894,772,359	167,247,055	269,193,130
(473,403,401)	(57,800,778)	(205,371,868)	(213,904,816)	(212,818,051)	(136,670,508)
—	—	—	—	5,912	(1,402,461)
248,413	92,626	1,560,751	1,046,225	—	—
2,503,060,427	1,766,639,282	1,200,643,992	681,913,768	(45,565,084)	131,120,161
(1,470,223,161)	3,739,553,527	(640,751,461)	1,453,654,570	(121,266,952)	162,856,897
11,685,901,783	7,946,348,256	5,794,298,218	4,340,643,648	297,252,486	134,395,589
$10,215,678,622	$11,685,901,783	$ 5,153,546,757	$5,794,298,218	$ 175,985,534	$ 297,252,486

87,000,000	51,400,000	35,500,000	20,800,000	4,200,000	6,600,000
(14,400,000)	(1,800,000)	(5,600,000)	(5,100,000)	(5,400,000)	(3,450,000)
72,600,000	49,600,000	29,900,000	15,700,000	(1,200,000)	3,150,000
233

SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio MSCI Global Stock Market ETF		SPDR S&P China ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/22	Year Ended 9/30/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,215,146	$ 10,826,788	$ 31,585,529	$ 18,671,101
Net realized gain (loss)	42,462,998	70,595,473	(9,927,588)	33,286,909
Net change in unrealized appreciation/depreciation	(162,028,240)	40,796,197	(627,103,104)	(153,812,370)
Net increase (decrease) in net assets resulting from operations	(108,350,096)	122,218,458	(605,445,163)	(101,854,360)
Net equalization credits and charges	—	—	—	—
Distributions to shareholders	(13,156,236)	(9,127,730)	(26,378,545)	(17,947,688)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	177,325,378	219,734,634	393,080,881	570,693,285
Cost of shares redeemed	(166,910,642)	(185,712,742)	(351,659,315)	(165,456,888)
Net income equalization	—	—	—	—
Other Capital	19,835	34,163	608,885	605,413
Net increase (decrease) in net assets from beneficial interest transactions	10,434,571	34,056,055	42,030,451	405,841,810
Net increase (decrease) in net assets during the period	(111,071,761)	147,146,783	(589,793,257)	286,039,762
Net assets at beginning of period	548,216,391	401,069,608	1,711,971,163	1,425,931,401
NET ASSETS AT END OF PERIOD	$ 437,144,630	$ 548,216,391	$1,122,177,906	$ 1,711,971,163
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,300,000	4,300,000	4,200,000	4,550,000
Shares redeemed	(3,100,000)	(3,600,000)	(3,900,000)	(1,200,000)
Net increase (decrease) from share transactions	200,000	700,000	300,000	3,350,000
See accompanying notes to financial statements.
234

SPDR S&P Global Natural Resources ETF		SPDR S&P International Small Cap ETF		SPDR S&P North American Natural Resources ETF
Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/22	Year Ended 9/30/21

$ 127,861,026	$ 73,886,993	$ 16,981,062	$ 14,318,124	$ 15,944,446	$ 13,003,228
229,356,868	44,198,923	(1,739,313)	118,102,673	88,527,496	52,171,388
(535,810,041)	325,466,617	(273,540,189)	67,534,723	(38,335,789)	107,211,090
(178,592,147)	443,552,533	(258,298,440)	199,955,520	66,136,153	172,385,706
—	—	—	—	69,741	(924,527)
(123,099,941)	(50,234,219)	(23,622,360)	(14,464,476)	(14,078,044)	(13,122,297)

1,934,497,758	1,085,320,691	61,068,157	227,999,295	442,597,882	238,712,555
(867,488,977)	(276,712,492)	(6,727,111)	(279,812,682)	(440,714,264)	(345,829,738)
—	—	—	—	(69,741)	924,527
10,772	7,466	5,786	56,881	—	—
1,067,019,553	808,615,665	54,346,832	(51,756,506)	1,813,877	(106,192,656)
765,327,465	1,201,933,979	(227,573,968)	133,734,538	53,941,727	52,146,226
2,242,968,903	1,041,034,924	827,996,444	694,261,906	468,163,833	416,017,607
$3,008,296,368	$2,242,968,903	$ 600,422,476	$ 827,996,444	$ 522,105,560	$ 468,163,833

32,800,000	21,525,000	1,800,000	5,700,000	8,225,000	5,925,000
(15,750,000)	(5,650,000)	(200,000)	(7,200,000)	(9,050,000)	(8,775,000)
17,050,000	15,875,000	1,600,000	(1,500,000)	(825,000)	(2,850,000)
235

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones Global Real Estate ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 51.09	$ 39.46	$ 51.86	$ 47.58	$ 47.66
Income (loss) from investment operations:
Net investment income (loss) (b)	1.07	1.20	1.17	1.42	1.43
Net realized and unrealized gain (loss) (c)	(11.76)	11.86	(11.73)	4.50	0.27
Total from investment operations	(10.69)	13.06	(10.56)	5.92	1.70
Net equalization credits and charges (b)	—	—	—	(0.02)	(0.00)(d)
Other capital	0.00(d)	—	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(1.74)	(1.43)	(1.84)	(1.62)	(1.78)
Net asset value, end of period	$ 38.66	$ 51.09	$ 39.46	$ 51.86	$ 47.58
Total return (e)	(21.53)%	33.36%	(20.65)%	12.68%	3.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,067,005	$1,622,027	$1,463,802	$2,219,749	$2,298,271
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.12%	2.51%	2.63%	2.92%	3.00%
Portfolio turnover rate (f)	11%	6%	18%	7%	11%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
236

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dow Jones International Real Estate ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 35.70	$ 29.69	$ 39.47	$ 38.32	$ 38.37
Income (loss) from investment operations:
Net investment income (loss) (b)	1.04	1.26	0.91	1.12	1.26
Net realized and unrealized gain (loss) (c)	(10.83)	5.70	(7.44)	1.51	(0.33)
Total from investment operations	(9.79)	6.96	(6.53)	2.63	0.93
Net equalization credits and charges (b)	—	—	—	0.41	0.19
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(1.73)	(0.95)	(3.25)	(1.89)	(1.17)
Net asset value, end of period	$ 24.18	$ 35.70	$ 29.69	$ 39.47	$ 38.32
Total return (e)	(28.54)%	23.46%	(17.76)%	8.31%	2.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$461,443	$890,202	$845,809	$2,093,103	$2,990,341
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	3.20%	3.61%	2.64%	2.93%	3.18%
Portfolio turnover rate (f)	14%	8%	14%	9%	15%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
237

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Developed World ex-US ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 36.34	$ 29.21	$ 29.29	$ 30.76	$ 30.52
Income (loss) from investment operations:
Net investment income (loss) (b)	1.00	0.98	0.72	0.96	0.97
Net realized and unrealized gain (loss) (c)	(10.25)	6.98	(0.09)	(1.57)	0.03
Total from investment operations	(9.25)	7.96	0.63	(0.61)	1.00
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(1.18)	(0.83)	(0.71)	(0.86)	(0.76)
Net asset value, end of period	$ 25.91	$ 36.34	$ 29.21	$ 29.29	$ 30.76
Total return (e)	(26.07)%	27.30%	2.16%	(1.92)%	3.28%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,215,679	$11,685,902	$7,946,348	$4,808,920	$3,371,743
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.04%	0.04%	0.05%
Net investment income (loss)	3.03%	2.78%	2.52%	3.34%	3.09%
Portfolio turnover rate (f)	3%	2%	3%	4%	3%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
238

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Emerging Markets ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)(b)
Net asset value, beginning of period	$ 42.83	$ 36.29	$ 34.39	$ 34.81	$ 36.06
Income (loss) from investment operations:
Net investment income (loss) (c)	1.23	0.94	0.90	1.26(d)	1.04
Net realized and unrealized gain (loss) (e)	(11.46)	6.46	2.01	(0.88)	(1.71)
Total from investment operations	(10.23)	7.40	2.91	0.38	(0.67)
Other capital	0.01	0.01	0.01	0.02	0.02
Distributions to shareholders from:
Net investment income	(1.41)	(0.87)	(1.02)	(0.82)	(0.60)
Net asset value, end of period	$ 31.20	$ 42.83	$ 36.29	$ 34.39	$ 34.81
Total return (f)	(24.51)%	20.38%	8.56%	1.18%(d)	(1.88)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,153,547	$5,794,298	$4,340,644	$2,668,386	$1,486,248
Ratios to average net assets:
Total expenses	0.11%	0.11%	0.11%	0.11%	0.12%
Net investment income (loss)	3.23%	2.18%	2.60%	3.63%(d)	2.78%
Portfolio turnover rate (g)	8%	12%	8%	17%	10%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	After the close of trading on October 13, 2017, the SPDR Portfolio Emerging Markets ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Net investment income per share and ratio of net investment income to average net assets reflect receipt of special dividend from portfolio holding. The resulting increase to net investment income amounted to $0.26 per share and 0.75% of average net assets. If the special dividends were not received during the year ended September 30, 2019, the total return would have been 0.42%.
(e)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
239

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Europe ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 41.00	$ 32.78	$ 33.30	$ 33.70	$ 35.49
Income (loss) from investment operations:
Net investment income (loss) (b)	1.03	1.08	0.81	1.13	1.14
Net realized and unrealized gain (loss) (c)	(11.74)	7.97	(0.51)	(0.40)	(1.68)
Total from investment operations	(10.71)	9.05	0.30	0.73	(0.54)
Net equalization credits and charges (b)	(0.00)(d)	0.26	(0.04)	0.04	(0.06)
Distributions to shareholders from:
Net investment income	(1.20)	(1.09)	(0.78)	(1.17)	(1.19)
Net asset value, end of period	$ 29.09	$ 41.00	$ 32.78	$ 33.30	$ 33.70
Total return (e)	(26.62)%	28.48%	0.93%	2.34%	(1.68)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$175,986	$297,252	$134,396	$186,500	$188,731
Ratios to average net assets:
Total expenses	0.09%	0.09%	0.09%	0.29%	0.29%
Net investment income (loss)	2.67%	2.68%	2.47%	3.47%	3.25%
Portfolio turnover rate (f)	5%	7%	3%	67%	5%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per Unit.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
240

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio MSCI Global Stock Market ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)(b)	Year Ended 9/30/18(a)(b)
Net asset value, beginning of period	$ 54.82	$ 43.13	$ 39.97	$ 40.56	$ 37.64
Income (loss) from investment operations:
Net investment income (loss) (c)	1.11	1.07	0.88	1.01	0.86
Net realized and unrealized gain (loss) (d)	(11.84)	11.50	3.15	(0.79)	2.94
Total from investment operations	(10.73)	12.57	4.03	0.22	3.80
Other capital	0.00(e)	0.00(e)	0.00(e)	0.00(e)	—
Distributions to shareholders from:
Net investment income	(1.23)	(0.88)	(0.87)	(0.81)	(0.88)
Net asset value, end of period	$ 42.86	$ 54.82	$ 43.13	$ 39.97	$ 40.56
Total return (f)	(20.04)%	29.28%	10.12%	0.73%	10.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$437,145	$548,216	$401,070	$167,887	$105,443
Ratios to average net assets:
Total expenses	0.09%	0.09%	0.09%	0.25%	0.25%
Net investment income (loss)	2.10%	2.05%	2.17%	2.62%	2.16%
Portfolio turnover rate (g)	5%	3%	5%	5%	4%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	After the close of trading on September 20, 2019, the SPDR Portfolio MSCI Global Stock Market ETF underwent a 2-for-1 share split. The per share activity presented here has been retroactively adjusted to reflect this split.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
241

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P China ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 110.81	$ 117.85	$ 90.56	$ 97.16	$ 101.90
Income (loss) from investment operations:
Net investment income (loss) (b)	1.98	1.31	1.36	1.70	1.74
Net realized and unrealized gain (loss) (c)	(39.92)	(7.10)	27.30	(6.39)	(4.21)
Total from investment operations	(37.94)	(5.79)	28.66	(4.69)	(2.47)
Other capital	0.04	0.04	0.03	0.06	—
Distributions to shareholders from:
Net investment income	(1.66)	(1.29)	(1.40)	(1.97)	(2.27)
Net asset value, end of period	$ 71.25	$ 110.81	$ 117.85	$ 90.56	$ 97.16
Total return (d)	(34.60)%	(5.04)%	31.89%	(4.73)%	(2.64)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,122,178	$1,711,971	$1,425,931	$1,122,942	$1,039,601
Ratios to average net assets:
Total expenses	0.59%	0.59%	0.59%	0.59%	0.59%
Net investment income (loss)	2.11%	1.02%	1.33%	1.81%	1.62%
Portfolio turnover rate (e)	11%	15%	9%	23%	3%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
242

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Global Natural Resources ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 51.44	$ 37.55	$ 43.09	$ 50.61	$ 45.84
Income (loss) from investment operations:
Net investment income (loss) (b)	2.39	2.07	1.37	1.81	1.49
Net realized and unrealized gain (loss) (c)	(1.90)	13.27	(5.47)	(7.67)	4.52
Total from investment operations	0.49	15.34	(4.10)	(5.86)	6.01
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(2.33)	(1.45)	(1.44)	(1.66)	(1.24)
Net asset value, end of period	$ 49.60	$ 51.44	$ 37.55	$ 43.09	$ 50.61
Total return (e)	0.33%	41.09%	(9.97)%	(11.50)%	13.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,008,296	$2,242,969	$1,041,035	$1,044,867	$1,553,821
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	4.25%	4.17%	3.45%	4.03%	3.03%
Portfolio turnover rate (f)	21%	11%	16%	16%	19%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
243

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 38.69	$ 30.32	$ 29.36	$ 34.43	$ 34.90
Income (loss) from investment operations:
Net investment income (loss) (b)	0.76	0.65	0.57	0.71	0.74
Net realized and unrealized gain (loss) (c)	(12.26)	8.38	1.40	(4.63)	0.71
Total from investment operations	(11.50)	9.03	1.97	(3.92)	1.45
Other capital	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(1.08)	(0.66)	(1.01)	(1.15)	(0.91)
Net realized gains	—	—	—	—	(1.01)
Total distributions	(1.08)	(0.66)	(1.01)	(1.15)	(1.92)
Net asset value, end of period	$ 26.11	$ 38.69	$ 30.32	$ 29.36	$ 34.43
Total return (e)	(30.36)%	29.91%	6.71%	(11.28)%	4.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$600,422	$827,996	$694,262	$786,808	$871,116
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	2.25%	1.76%	1.99%	2.35%	2.11%
Portfolio turnover rate (f)	13%	16%	21%	15%	29%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
244

SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P North American Natural Resources ETF
	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19(a)	Year Ended 9/30/18(a)
Net asset value, beginning of period	$ 39.84	$ 28.49	$ 31.37	$ 34.28	$ 33.67
Income (loss) from investment operations:
Net investment income (loss) (b)	1.40	1.00	0.74	0.67	0.54
Net realized and unrealized gain (loss) (c)	7.75	11.42	(2.85)	(2.95)	0.72
Total from investment operations	9.15	12.42	(2.11)	(2.28)	1.26
Net equalization credits and charges (b)	0.01	(0.07)	(0.03)	0.01	(0.00)(d)
Distributions to shareholders from:
Net investment income	(1.21)	(1.00)	(0.74)	(0.64)	(0.50)
Net realized gains	—	—	—	—	(0.15)
Total distributions	(1.21)	(1.00)	(0.74)	(0.64)	(0.65)
Net asset value, end of period	$ 47.79	$ 39.84	$ 28.49	$ 31.37	$ 34.28
Total return (e)	22.91%	43.64%	(7.09)%	(6.50)%	3.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$522,106	$468,164	$416,018	$717,554	$714,707
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.80%	2.68%	2.47%	2.11%	1.57%
Portfolio turnover rate (f)	33%	35%	22%	19%	20%
(a)	Beginning with the year ended September 30, 2020, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
245

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2022

1.    Organization
SPDR Index Shares Funds (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of September 30, 2022, the Trust consists of twenty-six (26) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Europe ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Each Fund is classified as a diversified investment company under the 1940 Act, with the exceptions of SPDR S&P China ETF and SPDR S&P North American Natural Resources ETF, which are each a non-diversified investment company.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•   Investments in registered investment companies (including money market funds) or other unitized pooled
246

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of September 30, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in U.S. real estate investment trusts (“US REITs”). US REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the US REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
247

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of September 30, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
As a result of several court cases, in certain countries across the European Union (“EU"), certain Funds filed for additional tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for such EU reclaims is reflected in the Statement of Operations and presented separately as "EU Reclaims" in cases where such reclaims exceed 5% of total investment income. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements.
For U.S. income tax purposes, EU reclaims received by a Fund, if any, reduce the amounts of foreign taxes the Fund’s shareholders can use as tax credits in their individual income tax returns. In the event that EU reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and the Fund previously passed foreign tax credit on to its shareholders, a Fund will enter into a closing agreement with the Internal Revenue Service (IRS) in order to pay the associated tax liability on behalf of a Fund’s shareholders.
During the year ended September 30, 2022, the SPDR Dow Jones International Real Estate ETF received EU reclaims in the amount of $2,449,629 as shown on the Statement of Operations.
Equalization
Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the year ended September 30, 2022:
SPDR Portfolio Europe ETF
SPDR S&P North American Natural Resources ETF
248

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

Distributions
The following Funds declare and distribute from net investment income, if any, to their shareholders quarterly:
SPDR Dow Jones Global Real Estate ETF
SPDR Dow Jones International Real Estate ETF
The following Funds declare and distribute from net investment income, if any, to their shareholders semi-annually:
SPDR Portfolio Developed World ex-US ETF
SPDR Portfolio Emerging Markets ETF
SPDR Portfolio Europe ETF
SPDR Portfolio MSCI Global Stock Market ETF
SPDR S&P China ETF
SPDR S&P Global Natural Resources ETF
SPDR S&P International Small Cap ETF
SPDR S&P North American Natural Resources ETF
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the year ended September 30, 2022, the Funds entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
249

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

The following tables summarize the value of the Fund's derivative instruments as of September 30, 2022, and the related location in the accompanying Statement of Assets and LIabilities and Statement of Operations, presented by primary underlying risk exposure:
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$ 966,010	$—	$ 966,010
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	7,466,985	—	7,466,985
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	4,273,713	—	4,273,713
SPDR S&P China ETF
Futures Contracts	—	—	—	820,868	—	820,868
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	3,975,849	—	3,975,849
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$ (473,718)	$—	$ (473,718)
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	(7,664,110)	—	(7,664,110)
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	(8,012,231)	—	(8,012,231)
SPDR S&P China ETF
Futures Contracts	—	—	—	(1,654,994)	—	(1,654,994)
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	4,932,663	—	4,932,663
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Dow Jones Global Real Estate ETF
Futures Contracts	$—	$—	$—	$ (634,905)	$—	$ (634,905)
SPDR Portfolio Developed World ex-US ETF
Futures Contracts	—	—	—	(7,469,114)	—	(7,469,114)
SPDR Portfolio Emerging Markets ETF
Futures Contracts	—	—	—	(2,768,275)	—	(2,768,275)
SPDR S&P China ETF
Futures Contracts	—	—	—	(821,523)	—	(821,523)
SPDR S&P Global Natural Resources ETF
Futures Contracts	—	—	—	(4,215,659)	—	(4,215,659)
250

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones Global Real Estate ETF	0.50%
SPDR Dow Jones International Real Estate ETF	0.59
SPDR Portfolio Developed World ex-US ETF	0.04
SPDR Portfolio Emerging Markets ETF	0.11
SPDR Portfolio Europe ETF	0.09
SPDR Portfolio MSCI Global Stock Market ETF	0.09
SPDR S&P China ETF	0.59
SPDR S&P Global Natural Resources ETF	0.40
SPDR S&P International Small Cap ETF	0.40
SPDR S&P North American Natural Resources ETF	0.35
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until January 31, 2023. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to January 31, 2023 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to a Master Amended and Restated Securities Lending Authorization Agreement dated January 6, 2017, as amended.
Effective January 1, 2022 net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds and 15% payable to State Street.
251

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the year ended September 30, 2022 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and two interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the year ended September 30, 2022, were as follows:
	Purchases	Sales
SPDR Dow Jones Global Real Estate ETF	$ 186,428,633	$167,913,067
SPDR Dow Jones International Real Estate ETF	117,821,041	95,186,900
SPDR Portfolio Developed World ex-US ETF	620,918,297	411,520,932
SPDR Portfolio Emerging Markets ETF	1,257,437,045	437,276,533
SPDR Portfolio Europe ETF	15,943,828	14,763,284
SPDR Portfolio MSCI Global Stock Market ETF	52,181,047	25,149,728
SPDR S&P China ETF	379,635,037	156,361,150
SPDR S&P Global Natural Resources ETF	1,111,657,112	614,059,937
SPDR S&P International Small Cap ETF	104,592,912	94,170,489
SPDR S&P North American Natural Resources ETF	240,084,846	185,035,562
For the year ended September 30, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones Global Real Estate ETF	$ 103,746,256	$326,569,827	$ 88,397,282
SPDR Dow Jones International Real Estate ETF	118,361,804	315,975,796	38,550,546
SPDR Portfolio Developed World ex-US ETF	2,647,527,317	449,888,298	189,866,771
SPDR Portfolio Emerging Markets ETF	432,218,601	102,229,056	31,103,438
SPDR Portfolio Europe ETF	166,748,808	211,994,700	10,724,134
SPDR Portfolio MSCI Global Stock Market ETF	143,475,261	160,804,414	48,468,808
SPDR S&P China ETF	82,326,003	262,490,454	64,064,775
SPDR S&P Global Natural Resources ETF	1,449,535,734	869,497,044	274,579,273
SPDR S&P International Small Cap ETF	47,460,359	5,283,176	1,101,073
252

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P North American Natural Resources ETF	$ 387,164,431	$439,545,817	$ 119,702,772
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, foreign currency gains and losses, passive foreign investment companies, partnerships, corporate actions, forward contracts mark to market, futures contracts mark to market, return of capital basis adjustments, wash sale loss deferrals and distributions in excess of current earnings.
The tax character of distributions paid during the year ended September 30, 2022, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones Global Real Estate ETF	$ 51,747,058	$—	$ 51,747,058
SPDR Dow Jones International Real Estate ETF	38,225,567	—	38,225,567
SPDR Portfolio Developed World ex-US ETF	431,836,669	—	431,836,669
SPDR Portfolio Emerging Markets ETF	198,515,427	—	198,515,427
SPDR Portfolio Europe ETF	7,877,357	—	7,877,357
SPDR Portfolio MSCI Global Stock Market ETF	13,156,236	—	13,156,236
SPDR S&P China ETF	26,378,545	—	26,378,545
SPDR S&P Global Natural Resources ETF	123,099,941	—	123,099,941
SPDR S&P International Small Cap ETF	23,622,360	—	23,622,360
SPDR S&P North American Natural Resources ETF	14,078,044	—	14,078,044
253

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

The tax character of distributions paid during the year ended September 30, 2021, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones Global Real Estate ETF	$ 48,293,179	$ —	$ 48,293,179
SPDR Dow Jones International Real Estate ETF	24,357,302	—	24,357,302
SPDR Portfolio Developed World ex-US ETF	247,868,474	—	247,868,474
SPDR Portfolio Emerging Markets ETF	112,802,286	—	112,802,286
SPDR Portfolio Europe ETF	6,742,221	—	6,742,221
SPDR Portfolio MSCI Global Stock Market ETF	9,127,730	—	9,127,730
SPDR S&P China ETF	17,947,688	—	17,947,688
SPDR S&P Global Natural Resources ETF	50,234,219	—	50,234,219
SPDR S&P International Small Cap ETF	14,464,476	—	14,464,476
SPDR S&P North American Natural Resources ETF	13,122,297	—	13,122,297
At September 30, 2022, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Total
SPDR Dow Jones Global Real Estate ETF	$ —	$(219,981,930)	$—	$ (212,875,865)	$ (432,857,795)
SPDR Dow Jones International Real Estate ETF	—	(667,188,933)	—	(238,251,589)	(905,440,522)
SPDR Portfolio Developed World ex-US ETF	31,025,282	(209,311,244)	—	(1,956,336,918)	(2,134,622,880)
SPDR Portfolio Emerging Markets ETF	67,757,173	(290,066,068)	—	(929,029,201)	(1,151,338,096)
SPDR Portfolio Europe ETF	—	(78,648,305)	—	(85,570,743)	(164,219,048)
SPDR Portfolio MSCI Global Stock Market ETF	2,628,640	(8,794,372)	—	(82,053,752)	(88,219,484)
SPDR S&P China ETF	18,089,879	(309,160,275)	—	(592,543,973)	(883,614,369)
SPDR S&P Global Natural Resources ETF	58,675,024	(355,192,838)	—	(445,106,725)	(741,624,539)
SPDR S&P International Small Cap ETF	—	(37,785,413)	—	(273,404,491)	(311,189,904)
SPDR S&P North American Natural Resources ETF	5,796,253	(147,233,551)	—	(34,463,270)	(175,900,568)
As of September 30, 2022, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Dow Jones Global Real Estate ETF	$ 38,019,241	$181,962,689
SPDR Dow Jones International Real Estate ETF	118,774,778	548,414,155
SPDR Portfolio Developed World ex-US ETF	61,259,478	148,051,766
SPDR Portfolio Emerging Markets ETF	42,224,725	247,841,343
SPDR Portfolio Europe ETF	6,257,759	72,390,546
SPDR Portfolio MSCI Global Stock Market ETF	3,382,125	5,412,247
SPDR S&P China ETF	54,579,066	254,581,209
SPDR S&P Global Natural Resources ETF	43,240,085	311,952,753
SPDR S&P International Small Cap ETF	1,551,374	36,234,039
SPDR S&P North American Natural Resources ETF	47,337,819	99,895,732
As of September 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones Global Real Estate ETF	$ 1,273,800,736	$104,691,731	$ 317,443,529	$ (212,751,798)
SPDR Dow Jones International Real Estate ETF	703,804,360	3,425,622	241,497,059	(238,071,437)
SPDR Portfolio Developed World ex-US ETF	12,396,898,743	441,386,932	2,395,751,813	(1,954,364,881)
SPDR Portfolio Emerging Markets ETF	6,129,401,724	621,698,873	1,533,357,880	(911,659,007)
SPDR Portfolio Europe ETF	262,412,902	545,509	86,051,301	(85,505,792)
254

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio MSCI Global Stock Market ETF	$ 533,049,743	$ 21,340,916	$ 103,335,439	$ (81,994,523)
SPDR S&P China ETF	1,738,648,482	61,159,380	653,701,559	(592,542,179)
SPDR S&P Global Natural Resources ETF	3,475,397,001	143,536,955	588,169,191	(444,632,236)
SPDR S&P International Small Cap ETF	923,821,606	28,073,379	301,367,476	(273,294,097)
SPDR S&P North American Natural Resources ETF	579,637,371	16,130,100	50,567,067	(34,436,967)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of September 30, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of September 30, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones Global Real Estate ETF	$ 3,331,834	$ 966,746	$ 2,472,091	$ 3,438,837
SPDR Dow Jones International Real Estate ETF	11,110,807	7,294,630	3,868,919	11,163,549
SPDR Portfolio Developed World ex-US ETF	466,640,152	327,294,380	168,076,757	495,371,137
SPDR Portfolio Emerging Markets ETF	182,484,316	102,169,296	92,639,593	194,808,889
SPDR Portfolio Europe ETF	2,838,468	2,132,015	810,002	2,942,017
SPDR Portfolio MSCI Global Stock Market ETF	18,223,726	15,231,942	4,133,128	19,365,070
SPDR S&P China ETF	49,883,652	25,099,670	29,438,489	54,538,159
SPDR S&P Global Natural Resources ETF	71,201,392	55,536,347	20,417,916	75,954,263
SPDR S&P International Small Cap ETF	100,956,885	57,887,537	50,872,555	108,760,092
SPDR S&P North American Natural Resources ETF	23,240,027	24,265,645	—	24,265,645
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
255

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of September 30, 2022:
		Remaining Contractual Maturity of the Agreements as of September 30, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones Global Real Estate ETF	Common Stocks	$ 966,746	$—	$—	$—	$ 966,746	$ 966,746
SPDR Dow Jones International Real Estate ETF	Common Stocks	7,294,630	—	—	—	7,294,630	7,294,630
SPDR Portfolio Developed World Ex-US ETF	Common Stocks	327,293,182	—	—	—	327,293,182	327,293,182
SPDR Portfolio Developed World Ex-US ETF	Rights	794	—	—	—	794	794
SPDR Portfolio Developed World Ex-US ETF	Warrants	404	—	—	—	404	404
SPDR Portfolio Emerging Markets ETF	Common Stocks	102,169,296	—	—	—	102,169,296	102,169,296
SPDR Portfolio Europe ETF	Common Stocks	2,131,982	—	—	—	2,131,982	2,131,982
SPDR Portfolio Europe ETF	Warrants	33	—	—	—	33	33
SPDR Portfolio MSCI Global Stock Market ETF	Common Stocks	15,193,696	—	—	—	15,193,696	15,193,696
SPDR Portfolio MSCI Global Stock Market ETF	Rights	38,246	—	—	—	38,246	38,246
SPDR S&P China ETF	Common Stocks	25,099,670	—	—	—	25,099,670	25,099,670
SPDR S&P Global Natural Resources ETF	Common Stocks	55,536,347	—	—	—	55,536,347	55,536,347
SPDR S&P International Small Cap ETF	Common Stocks	57,886,251	—	—	—	57,886,251	57,886,251
SPDR S&P International Small Cap ETF	Warrants	1,286	—	—	—	1,286	1,286
SPDR S&P North American Natural Resources ETF	Common Stocks	24,265,645	—	—	—	24,265,645	24,265,645
10.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion ($1.1 billion prior to October 6,2022) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The following Funds participate in the credit facility as of September 30, 2022:
SPDR Portfolio Emerging Markets ETF
SPDR S&P International Small Cap ETF
The Fund had no outstanding loans as of September 30, 2022
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the adviser. A participant incurs and pays the interest expense related to its borrowing Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate. Prior to October 7, 2021, the Funds had access to $200 million of a $500 million revolving credit facility and interest was calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate.
256

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
Each Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk
Market prices of investments held by a Fund will go up or down, sometimes rapidly or unpredictably. A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile, and prices of investments can change substantially due to various factors, including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in actual or perceived creditworthiness of issuers and general market liquidity. Even if general economic conditions do not change, the value of an investment in a Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of COVID- 19, governments and businesses world-wide took and may continue to take aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in and may continue to result in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and
257

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
September 30, 2022

the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value. A reduction in liquidity of certain Fund holdings as a result of sanctions and related actions may cause a Fund to experience increased premiums or discounts to its NAV and/or wider bid-ask spreads. Additionally, if it becomes impracticable or unlawful for a Fund to hold securities subject to, or otherwise affected by, sanctions, or if deemed appropriate by the Fund’s investment adviser, the Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase the Fund’s transaction costs.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
258

SPDR INDEX SHARES FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Dow Jones Global Real Estate ETF, SPDR Dow Jones International Real Estate ETF, SPDR Portfolio Developed World ex-US ETF, SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Europe ETF, SPDR Portfolio MSCI Global Stock Market ETF, SPDR S&P China ETF, SPDR S&P Global Natural Resources ETF, SPDR S&P International Small Cap ETF and SPDR S&P North American Natural Resources ETF and the Board of Trustees of SPDR Index Shares Funds:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Dow Jones Global Real Estate ETF, SPDR Dow Jones International Real Estate ETF, SPDR Portfolio Developed World ex-US ETF, SPDR Portfolio Emerging Markets ETF, SPDR Portfolio Europe ETF, SPDR Portfolio MSCI Global Stock Market ETF, SPDR S&P China ETF, SPDR S&P Global Natural Resources ETF, SPDR S&P International Small Cap ETF and SPDR S&P North American Natural Resources ETF (collectively, the “Funds”) (ten of the funds constituting SPDR Index Shares Funds (the “Trust”)), including the schedules of investments, as of September 30, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting SPDR Index Shares Funds) at September 30, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the periods ended prior to October 1, 2019 were audited by another independent registered public accounting firm whose report, dated November 26, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
November 23, 2022
259

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
September 30, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2022 to September 30, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
SPDR Dow Jones Global Real Estate ETF	0.51%	$728.20	$2.21	$1,022.50	$2.59
SPDR Dow Jones International Real Estate ETF	0.59	721.30	2.55	1,022.10	2.99
SPDR Portfolio Developed World ex-US ETF	0.05	765.40	0.22	1,024.80	0.25
SPDR Portfolio Emerging Markets ETF	0.12	813.30	0.55	1,024.50	0.61
SPDR Portfolio Europe ETF	0.09	758.60	0.40	1,024.60	0.46
SPDR Portfolio MSCI Global Stock Market ETF	0.10	788.40	0.45	1,024.60	0.51
SPDR S&P China ETF	0.60	806.40	2.72	1,022.10	3.04
SPDR S&P Global Natural Resources ETF	0.41	802.80	1.85	1,023.00	2.08
SPDR S&P International Small Cap ETF	0.41	747.60	1.80	1,023.00	2.08
SPDR S&P North American Natural Resources ETF	0.36	831.70	1.65	1,023.30	1.83
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 183, then divided by 365.
260

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2022.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended September 30, 2022 are considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended September 30, 2022, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Portfolio Developed World ex-US ETF	$25,071,765
SPDR Portfolio Emerging Markets ETF	21,235,317
SPDR Portfolio Europe ETF	451,998
SPDR S&P China ETF	2,502,944
SPDR S&P Global Natural Resources ETF	4,237,849
SPDR S&P International Small Cap ETF	1,628,630
The amount of foreign source income earned on the following Funds during the year ended September 30, 2022 was as follows:
Amount
SPDR Portfolio Developed World ex-US ETF	$346,331,156
SPDR Portfolio Emerging Markets ETF	196,264,744
SPDR Portfolio Europe ETF	8,069,103
SPDR S&P China ETF	39,784,561
SPDR S&P Global Natural Resources ETF	116,718,836
SPDR S&P International Small Cap ETF	17,178,571
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
261

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Shareholder Meeting Results
A Special Meeting of the Shareholders of SPDR Index Shares Funds (the “Shareholder Meeting”) was held on October 20, 2022. The purpose of the Shareholder Meeting was to ask shareholders to approve the election of Trustees. At the Shareholder Meeting, the shareholders of each Fund approved the election of Trustees. The results of the voting are as follows:
Trustee Nominee Name	Shares For	Shares Withheld
Clare S. Richer	458,963,922.211	3,805,311.071
Sandra G. Sponem	458,912,867.553	3,856,365.729
Kristi L. Rowsell	459,030,936.405	3,738,296.877
Gunjan Chauhan	458,827,846.171	3,941,387.111
Carolyn M. Clancy	459,042,164.143	3,727,069.139
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
262

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to September 30, 2022, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of the Trust (collectively, the “SPDR ETFs”). he Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
263

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF did not provide for breakpoints as assets of the SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement are fair and reasonable and that the continuance of the Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF, considered in relation to the services provided and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
264

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1953	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014 - January 2015).	125	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CARL G. VERBONCOEUR c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1952	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	125	The Motley Fool Funds Trust (Trustee).
CLARE S. RICHER c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired, Chief Financial Officer, Putnam Investments LLC (December 2008 - May 2017).	125	Principal Financial Group
(Director and Financial Committee Chair); Bain
Capital Specialty
Finance
(Director); University of Notre Dame (Trustee); Putnam
Acquisition Financing Inc. (Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc.
(Director);
Putnam Investor
Services, Inc.
(Director);
Putnam Investments
Limited
					(Director)
SANDRA G. SPONEM c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired, Chief Financial Officer, M.A. Mortenson Companies, Inc. (construction and real estate company) (February 2007 - April 2017).	125	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds Trust,
Guggenheim Variable Funds Trust,
					Guggenheim Strategy Funds Trust, Transparent Value Trust, Fiduciary/ Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Credit Allocation Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund (Trustee and Audit Committee Chair).
CAROLYN M. CLANCY c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1960	Independent Trustee	Term Unlimited Served: since October 2022	Retired. Executive Vice President, Head of Strategy, Analytics and Market Readiness, Fidelity Investments (April 2020 – June 2021); Executive Vice President, Head of Broker Dealer Business, Fidelity Investments (July 2017 – March 2020).	125	Assumption University (Trustee); Big Sister Association of Greater Boston (Director).
265

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
KRISTI L. ROWSELL c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1966	Independent Trustee	Term Unlimited Served: since October 2022	Partner and President, Harris Associates (2010 – 2021).	125	Oakmark Funds (Trustee); Board of Governors, Investment Company Institute (Member); Habitat for Humanity Chicago (Director).
Interested Trustee
JAMES E. ROSS* c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman,
Fusion Acquisition Corp II (February 2020 - Present);
Non-Executive Chairman,
Fusion Acquisition Corp.
(June 2020 - September 2021);
Retired Chairman and Director,
SSGA Funds Management, Inc.
(2005 - March 2020);
Retired Executive Vice President,
State Street Global Advisors
(2012 - March 2020);
Retired Chief Executive
Officer and Manager,
State Street Global Advisors Funds
Distributors, LLC
(May 2017 - March 2020); Director,
State Street Global Markets, LLC
(2013 - April 2017);
President, SSGA Funds
Management, Inc.
(2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	136	The Select Sector SPDR Trust (November 2005 - Present);
SSGA SPDR ETFs Europe
I plc (Director) (November
2016 - March 2020);
SSGA SPDR ETFs Europe
II plc (Director)
(November 2016 - March 2020);
State Street Navigator Securities
Lending Trust (July 2016 -
March 2020); SSGA Funds
(January 2014 - March 2020);
State Street Institutional Investment Trust
(February 2007 - March 2020);
State Street Master Funds (February
2007 - March 2020); Elfun
					Funds (July 2016 - December 2018).
GUNJAN CHAUHAN** c/o SPDR Index Shares Funds One Iron Street Boston, MA 02210 1982	Interested Trustee	Term Unlimited Served: since October 2022	Senior Managing Director, State Street Global Advisors (April 2018 – Present); Managing Director, State Street Global Advisors (June 2015– March 2018).	125	State Street ICAV (Director).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser, which includes series of SPDR Series Trust, SSGA Active Trust and SPDR Index Shares Funds.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.
** Ms. Chauhan is an Interested Trustee because of her position with an affiliate of the Adviser.
266

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management, Inc. (March 2020 - present)*; President and Director, SSGA Funds Management, Inc. (2001 - present)*, Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); Unlimited Served: since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 - Present)*; Managing Director, State Street Global Advisors (April 2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present).
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: since August 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 - present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
DAVID LANCASTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1971	Assistant Treasurer	Term: Unlimited Served: since November 2020	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 - present); Assistant Vice President, State Street Bank and Trust Company (November 2011 - July 2017).
RYAN HILL SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1982	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (May 2017 - present); Assistant Vice President, State Street Bank and Trust Co. (May 2014 - May 2017).
267

SPDR INDEX SHARES FUNDS
OTHER INFORMATION  (continued)
September 30, 2022 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOHN BETTENCOURT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1976	Assistant Treasurer	Term: Unlimited Served: since May 2022	Vice President, State Street Global Advisors and SSGA Funds Management Inc. (March 2020 - present); Assistant Vice President, State Street Global Advisors (June 2007 - March 2020).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti- Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*.
SEAN O’MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served: since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 - present).
DAVID URMAN SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1985	Secretary	Term: Unlimited Served: since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019 - present); Vice President and Counsel, State Street Global Advisors (August 2015 - April 2019); Associate, Ropes & Gray LLP (November 2012 - August 2015).
DAVID BARR SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Secretary	Term: Unlimited Served: since November 2020	Vice President and Senior Counsel, State Street Global Advisors (October 2019 - present); Vice President and Counsel, Eaton Vance Corp (October 2010 - October 2019).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Trust's Statement of Additional Information (SAI) includes additional information about the Funds' directors and is available, without charge, upon request and by calling 1-866-787-2257.
268

[This Page Intentionally Left Blank]

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Gunjan Chauhan
Dwight D. Churchill
Carolyn M. Clancy
Clare S. Richer
James E. Ross
Kristi L. Rowsell
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
The Funds are not sponsored, endorsed, sold, or promoted by Stoxx, S&P Dow Jones Indices LLC or MSCI Inc. Neither do these companies make any representation regarding the advisability of investing in the Funds. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested.
Standard & Poor’s®, S&P® and SPDR® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objective, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1-866-787-2257 or visit https://www.ssga.com/spdrs. Read it carefully.
Not FDIC Insured • No Bank Guarantee • May Lose Value

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
State Street Global Advisors
© 2022 State Street Corporation - All Rights Reserved
SPDRISRAAR

(b)    Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1)    The Board of Trustees of the registrant has determined that the registrant has four Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2)    Dwight Churchill, Clare Richer, Kristi Rowsell, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)     Audit Fees.

For the fiscal years ending September 30, 2022 and September 30, 2021, the aggregate audit fees billed for professional services rendered by the principal accountant, were $622,450 and $457,342, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b)    Audit-Related Fees.

For the fiscal years ending September 30, 2022 and September 30, 2021, the principal accountant did not bill the registrant any fees for assurances and related services that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)    Tax Fees.

For the fiscal years ending September 30, 2022 and September 30, 2021 the aggregate tax fees billed for professional services rendered by the principal accountant were $69,395 and $160,496, respectively. Tax fees represent services related to the review of year-end distribution requirements for the fiscal year ending September 30, 2022 and the review of year-end distribution requirements as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant for the fiscal year ending September 30, 2021.

(d)    All Other Fees.

For the fiscal years ended September 30, 2022 and September 30, 2021, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended September 30, 2022 and September 30, 2021, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $9,327,125 and $8,904,469, respectively.

(e)(1)    Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

a.

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

b.

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

c.

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than five percent (5%) of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

d.

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

Notwithstanding the above, Pre-Approval for any permissible non-audit services under this Sub-section is not required if: (1) the aggregate amount of all such permissible non-audit services constitutes not more than five percent (5%) of the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person) during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

(e)(2)    Percentage of Services.

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)    Not applicable.

(g)    Total Fees Paid By Adviser and Certain Affiliates

The aggregate non-audit fees billed for by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were as follows:

	FY 2022 (in millions)	FY 2021 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—
Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$18.1	$18.4
Tax Fees	$5.4	$4.4
All Other Fees	$14.5	$14.5

(1)	Information is for the calendar years 2022 and 2021, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h)    The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The members of the registrant’s audit committee are Carolyn Clancy, Dwight Churchill, Clare Richer, Sandra Sponem, Kristi Rowsell and Carl Verboncoeur.

Item 6. Investments.

(a)	The schedule of investments is included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a)    Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)    Not applicable to the registrant.

(b)    Not applicable to the registrant.

Item  13. Exhibits.

(a)(1)    Code of Ethics referred to in Item 2.

(a)(2)     Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)    Not applicable to the registrant.

(a)(4)     Not applicable.

(b)     A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule  15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	December 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	December 7, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	December 7, 2022